UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-02224

MML Series Investment Fund
(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA	01111
(Address of principal executive offices)	(Zip code)

Douglas Steele
1295 State Street, Springfield, MA 01111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(413) 744-1000

Date of fiscal year end:	12/31/2024

Date of reporting period:	12/31/2024

Item 1. Reports to Stockholders.

(a)	The Reports to Stockholders are attached herewith.

MML Conservative Allocation Fund
Initial Class
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the MML Conservative Allocation Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$14	0.14%
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.

Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Global bond market returns were negative for the trailing one-year period ended December 31, 2024, largely driven by higher fixed income market yields in the U.S. during the fourth quarter. In response to improved inflation data, the U.S. Federal Reserve lowered policy interest rates by a full percentage point over the course of the one-year period. Despite these changes, U.S. Treasury yields rose substantially in the fourth quarter, as further improvement in inflation data stalled, and growth sentiment improved following the U.S. presidential election. Higher market yields in the U.S. led to lower bond prices, and the resulting stronger U.S. dollar translated to negative effect on returns of non-U.S. dollar denominated debt. During the period, government bonds generally underperformed credit sectors such as corporate bonds and securitized assets.

Top contributors to the Fund’s performance relative to the Custom MML Conservative Allocation Index:
• Manager selection within fixed income, particularly within core fixed income, was the largest positive contributor to returns.
• Allocation to the MassMutual Managed Bond Fund was the largest individual contributor.
• Allocation to the MassMutual Blue Chip Growth Fund also contributed to returns.
Top detractors to the Fund’s performance relative to the Custom MML Conservative Allocation Index:
• Manager selection within equity, particularly U.S. large cap equity, detracted from returns.
• The MassMutual Focused Equity Fund was the largest negative contributor to returns.
• Allocations to the MassMutual International Equity Fund and the MassMutual Global Fund detracted from returns.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
MM202912-309770	PAGE 1	TSR-AR-IZDOF

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2015 through December 31, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Initial Class - without sales charge	6.61	3.92	4.52
Bloomberg U.S. Aggregate Bond Index	1.25	-0.33	1.35
Custom MML Conservative Allocation Index	8.18	4.66	5.28
The Custom MML Conservative Allocation Index is a hypothetical custom index which comprises the Bloomberg U.S. Aggregate Bond Index, Russell 3000 Index, and MSCI ACWI ex USA. The weightings of each index are 60%, 30%, and 10%, respectively.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$240.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	24
Total Advisory Fees Paid During the Reporting Period	$260,795
Portfolio Turnover Rate	14%
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Fixed Income Funds	59.8%
Equity Funds	40.2%
MM202912-309770	PAGE 2	TSR-AR-IZDOF

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-IZDOF

MML Conservative Allocation Fund
Service Class
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the MML Conservative Allocation Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$40	0.39%
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.

Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Global bond market returns were negative for the trailing one-year period ended December 31, 2024, largely driven by higher fixed income market yields in the U.S. during the fourth quarter. In response to improved inflation data, the U.S. Federal Reserve lowered policy interest rates by a full percentage point over the course of the one-year period. Despite these changes, U.S. Treasury yields rose substantially in the fourth quarter, as further improvement in inflation data stalled, and growth sentiment improved following the U.S. presidential election. Higher market yields in the U.S. led to lower bond prices, and the resulting stronger U.S. dollar translated to negative effect on returns of non-U.S. dollar denominated debt. During the period, government bonds generally underperformed credit sectors such as corporate bonds and securitized assets.

Top contributors to the Fund’s performance relative to the Custom MML Conservative Allocation Index:
• Manager selection within fixed income, particularly within core fixed income, was the largest positive contributor to returns.
• Allocation to the MassMutual Managed Bond Fund was the largest individual contributor.
• Allocation to the MassMutual Blue Chip Growth Fund also contributed to returns.
Top detractors to the Fund’s performance relative to the Custom MML Conservative Allocation Index:
• Manager selection within equity, particularly U.S. large cap equity, detracted from returns.
• The MassMutual Focused Equity Fund was the largest negative contributor to returns.
• Allocations to the MassMutual International Equity Fund and the MassMutual Global Fund detracted from returns.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
MM202912-309770	PAGE 1	TSR-AR-IZDOG

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2015 through December 31, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	6.41	3.67	4.27
Bloomberg U.S. Aggregate Bond Index	1.25	-0.33	1.35
Custom MML Conservative Allocation Index	8.18	4.66	5.28
The Custom MML Conservative Allocation Index is a hypothetical custom index which comprises the Bloomberg U.S. Aggregate Bond Index, Russell 3000 Index, and MSCI ACWI ex USA. The weightings of each index are 60%, 30%, and 10%, respectively.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$240.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	24
Total Advisory Fees Paid During the Reporting Period	$260,795
Portfolio Turnover Rate	14%
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Fixed Income Funds	59.8%
Equity Funds	40.2%
MM202912-309770	PAGE 2	TSR-AR-IZDOG

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-IZDOG

MML Balanced Allocation Fund
Initial Class
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the MML Balanced Allocation Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$14	0.13%
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Global bond market returns were negative for the trailing one-year period ended December 31, 2024, largely driven by higher fixed income market yields in the U.S. during the fourth quarter. In response to improved inflation data, the U.S. Federal Reserve lowered policy interest rates by a full percentage point over the course of the one-year period. Despite these changes, U.S. Treasury yields rose substantially in the fourth quarter, as further improvement in inflation data stalled, and growth sentiment improved following the U.S. presidential election. Higher market yields in the U.S. led to lower bond prices, and the resulting stronger U.S. dollar translated to negative effect on returns of non-U.S. dollar denominated debt. During the period, government bonds generally underperformed credit sectors such as corporate bonds and securitized assets.
Top contributors to the Fund’s performance relative to the Custom MML Balanced Allocation Index:
• Manager selection within fixed income, particularly within core fixed income, was the largest positive contributor to returns.
• Allocation to the MassMutual Managed Bond Fund was the largest individual contributor.
• Allocation to the MassMutual Blue Chip Growth Fund also contributed to returns.
Top detractors to the Fund’s performance relative to the Custom MML Balanced Allocation Index:
• Manager selection within equity, particularly U.S. large cap equity, detracted from returns.
• The MassMutual Focused Equity Fund was the largest negative contributor to returns.
• Allocations to the MassMutual International Equity Fund and the MassMutual Global Fund detracted from returns.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
MM202912-309770	PAGE 1	TSR-AR-IZDPF

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2015 through December 31, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Initial Class - without sales charge	7.70	4.73	5.18
MSCI ACWI[1]	17.49	10.06	9.23
Bloomberg U.S. Aggregate Bond Index	1.25	-0.33	1.35
Custom MML Balanced Allocation Index	9.96	5.86	6.22
Russell 3000 Index	23.81	13.86	12.55
1	Effective July 24, 2024, the MSCI ACWI replaced the Russell 3000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.
The Custom MML Balanced Allocation Index is a hypothetical custom index which comprises the Bloomberg U.S. Aggregate Bond Index, Russell 3000 Index, and MSCI ACWI ex USA. The weightings of each index are 50%, 37.5%, and 12.5%, respectively.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$291.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	24
Total Advisory Fees Paid During the Reporting Period	$313,712
Portfolio Turnover Rate	14%
MM202912-309770	PAGE 2	TSR-AR-IZDPF

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	50.1%
Fixed Income Funds	49.9%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-IZDPF

MML Balanced Allocation Fund
Service Class
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the MML Balanced Allocation Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$39	0.38%
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Global bond market returns were negative for the trailing one-year period ended December 31, 2024, largely driven by higher fixed income market yields in the U.S. during the fourth quarter. In response to improved inflation data, the U.S. Federal Reserve lowered policy interest rates by a full percentage point over the course of the one-year period. Despite these changes, U.S. Treasury yields rose substantially in the fourth quarter, as further improvement in inflation data stalled, and growth sentiment improved following the U.S. presidential election. Higher market yields in the U.S. led to lower bond prices, and the resulting stronger U.S. dollar translated to negative effect on returns of non-U.S. dollar denominated debt. During the period, government bonds generally underperformed credit sectors such as corporate bonds and securitized assets.
Top contributors to the Fund’s performance relative to the Custom MML Balanced Allocation Index:
• Manager selection within fixed income, particularly within core fixed income, was the largest positive contributor to returns.
• Allocation to the MassMutual Managed Bond Fund was the largest individual contributor.
• Allocation to the MassMutual Blue Chip Growth Fund also contributed to returns.
Top detractors to the Fund’s performance relative to the Custom MML Balanced Allocation Index:
• Manager selection within equity, particularly U.S. large cap equity, detracted from returns.
• The MassMutual Focused Equity Fund was the largest negative contributor to returns.
• Allocations to the MassMutual International Equity Fund and the MassMutual Global Fund detracted from returns.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
MM202912-309770	PAGE 1	TSR-AR-IZDPG

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2015 through December 31, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	7.37	4.46	4.91
MSCI ACWI[1]	17.49	10.06	9.23
Bloomberg U.S. Aggregate Bond Index	1.25	-0.33	1.35
Custom MML Balanced Allocation Index	9.96	5.86	6.22
Russell 3000 Index	23.81	13.86	12.55
1	Effective July 24, 2024, the MSCI ACWI replaced the Russell 3000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.
The Custom MML Balanced Allocation Index is a hypothetical custom index which comprises the Bloomberg U.S. Aggregate Bond Index, Russell 3000 Index, and MSCI ACWI ex USA. The weightings of each index are 50%, 37.5%, and 12.5%, respectively.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$291.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	24
Total Advisory Fees Paid During the Reporting Period	$313,712
Portfolio Turnover Rate	14%
MM202912-309770	PAGE 2	TSR-AR-IZDPG

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	50.1%
Fixed Income Funds	49.9%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-IZDPG

MML Moderate Allocation Fund
Initial Class
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the MML Moderate Allocation Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$13	0.12%
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Global bond market returns were negative for the trailing one-year period ended December 31, 2024, largely driven by higher fixed income market yields in the U.S. during the fourth quarter. In response to improved inflation data, the U.S. Federal Reserve lowered policy interest rates by a full percentage point over the course of the one-year period. Despite these changes, U.S. Treasury yields rose substantially in the fourth quarter, as further improvement in inflation data stalled, and growth sentiment improved following the U.S. presidential election. Higher market yields in the U.S. led to lower bond prices, and the resulting stronger U.S. dollar translated to negative effect on returns of non-U.S. dollar denominated debt. During the period, government bonds generally underperformed credit sectors such as corporate bonds and securitized assets.
Top contributors to the Fund’s performance relative to the Custom MML Moderate Allocation Index:
• Manager selection within fixed income, particularly within core fixed income, was the largest positive contributor to returns.
• Allocation to the MassMutual Managed Bond Fund was the largest individual contributor.
• Allocation to U.S. growth equity, in particular to the MassMutual Blue Chip Growth Fund, also contributed to returns.
Top detractors to the Fund’s performance relative to the Custom MML Moderate Allocation Index:
• Manager selection within equity, particularly U.S. large cap equity, detracted from returns.
• The MassMutual Focused Equity Fund was the largest negative contributor to returns.
• Allocations to the MassMutual International Equity Fund and the MassMutual Global Fund detracted from returns.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
MM202912-309770	PAGE 1	TSR-AR-IZDQF

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2015 through December 31, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Initial Class - without sales charge	8.87	5.47	5.82
MSCI ACWI[1]	17.49	10.06	9.23
Custom MML Moderate Allocation Index	11.76	7.03	7.14
Russell 3000 Index	23.81	13.86	12.55
1	Effective July 24, 2024, the MSCI ACWI replaced the Russell 3000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.
The Custom MML Moderate Allocation Index is a hypothetical custom index which comprises the Bloomberg U.S. Aggregate Bond Index, Russell 3000 Index, and MSCI ACWI ex USA. The weightings of each index are 40%, 45%, and 15%, respectively.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$1,003.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	24
Total Advisory Fees Paid During the Reporting Period	$1,100,395
Portfolio Turnover Rate	12%
MM202912-309770	PAGE 2	TSR-AR-IZDQF

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	60.1%
Fixed Income Funds	39.9%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-IZDQF

MML Moderate Allocation Fund
Service Class
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the MML Moderate Allocation Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$39	0.37%
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Global bond market returns were negative for the trailing one-year period ended December 31, 2024, largely driven by higher fixed income market yields in the U.S. during the fourth quarter. In response to improved inflation data, the U.S. Federal Reserve lowered policy interest rates by a full percentage point over the course of the one-year period. Despite these changes, U.S. Treasury yields rose substantially in the fourth quarter, as further improvement in inflation data stalled, and growth sentiment improved following the U.S. presidential election. Higher market yields in the U.S. led to lower bond prices, and the resulting stronger U.S. dollar translated to negative effect on returns of non-U.S. dollar denominated debt. During the period, government bonds generally underperformed credit sectors such as corporate bonds and securitized assets.
Top contributors to the Fund’s performance relative to the Custom MML Moderate Allocation Index:
• Manager selection within fixed income, particularly within core fixed income, was the largest positive contributor to returns.
• Allocation to the MassMutual Managed Bond Fund was the largest individual contributor.
• Allocation to U.S. growth equity, in particular to the MassMutual Blue Chip Growth Fund, also contributed to returns.
Top detractors to the Fund’s performance relative to the Custom MML Moderate Allocation Index:
• Manager selection within equity, particularly U.S. large cap equity, detracted from returns.
• The MassMutual Focused Equity Fund was the largest negative contributor to returns.
• Allocations to the MassMutual International Equity Fund and the MassMutual Global Fund detracted from returns.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
MM202912-309770	PAGE 1	TSR-AR-IZDQG

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2015 through December 31, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	8.58	5.19	5.55
MSCI ACWI[1]	17.49	10.06	9.23
Custom MML Moderate Allocation Index	11.76	7.03	7.14
Russell 3000 Index	23.81	13.86	12.55
1	Effective July 24, 2024, the MSCI ACWI replaced the Russell 3000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.
The Custom MML Moderate Allocation Index is a hypothetical custom index which comprises the Bloomberg U.S. Aggregate Bond Index, Russell 3000 Index, and MSCI ACWI ex USA. The weightings of each index are 40%, 45%, and 15%, respectively.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$1,003.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	24
Total Advisory Fees Paid During the Reporting Period	$1,100,395
Portfolio Turnover Rate	12%
MM202912-309770	PAGE 2	TSR-AR-IZDQG

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	60.1%
Fixed Income Funds	39.9%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-IZDQG

MML Growth Allocation Fund
Initial Class
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the MML Growth Allocation Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$13	0.12%
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Global bond market returns were negative for the trailing one-year period ended December 31, 2024, largely driven by higher fixed income market yields in the U.S. during the fourth quarter. In response to improved inflation data, the U.S. Federal Reserve lowered policy interest rates by a full percentage point over the course of the one-year period. Despite these changes, U.S. Treasury yields rose substantially in the fourth quarter, as further improvement in inflation data stalled, and growth sentiment improved following the U.S. presidential election. Higher market yields in the U.S. led to lower bond prices, and the resulting stronger U.S. dollar translated to negative effect on returns of non-U.S. dollar denominated debt. During the period, government bonds generally underperformed credit sectors such as corporate bonds and securitized assets.
Top contributors to the Fund’s performance relative to the Custom MML Growth Allocation Index:
• Allocation to U.S. growth equity, in particular to the MassMutual Blue Chip Growth Fund and the MassMutual Large Cap Growth Fund, was the largest positive contributor to returns.
• Manager selection within fixed income, particularly within core fixed income, also added to returns.
• Allocation to the MassMutual Managed Bond Fund was the largest individual contributor.
Top detractors to the Fund’s performance relative to the Custom MML Growth Allocation Index:
• Manager selection within equity, particularly U.S. large cap equity, detracted from returns.
• The MassMutual Focused Equity Fund was the largest negative contributor to returns.
• Allocations to the MassMutual International Equity Fund and the MassMutual Global Fund detracted from returns.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
MM202912-309770	PAGE 1	TSR-AR-IZDRF

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2015 through December 31, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Initial Class - without sales charge	10.93	7.04	6.99
MSCI ACWI[1]	17.49	10.06	9.23
Custom MML Growth Allocation Index	14.48	8.73	8.48
Russell 3000 Index	23.81	13.86	12.55
1	Effective July 24, 2024, the MSCI ACWI replaced the Russell 3000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.
The Custom MML Growth Allocation Index is a hypothetical custom index which comprises the Bloomberg U.S. Aggregate Bond Index, Russell 3000 Index, and MSCI ACWI ex USA. The weightings of each index are 25%, 56.25%, and 18.75%, respectively.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$910.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	24
Total Advisory Fees Paid During the Reporting Period	$948,708
Portfolio Turnover Rate	14%
MM202912-309770	PAGE 2	TSR-AR-IZDRF

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	75.0%
Fixed Income Funds	25.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-IZDRF

MML Growth Allocation Fund
Service Class
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the MML Growth Allocation Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$39	0.37%
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Global bond market returns were negative for the trailing one-year period ended December 31, 2024, largely driven by higher fixed income market yields in the U.S. during the fourth quarter. In response to improved inflation data, the U.S. Federal Reserve lowered policy interest rates by a full percentage point over the course of the one-year period. Despite these changes, U.S. Treasury yields rose substantially in the fourth quarter, as further improvement in inflation data stalled, and growth sentiment improved following the U.S. presidential election. Higher market yields in the U.S. led to lower bond prices, and the resulting stronger U.S. dollar translated to negative effect on returns of non-U.S. dollar denominated debt. During the period, government bonds generally underperformed credit sectors such as corporate bonds and securitized assets.
Top contributors to the Fund’s performance relative to the Custom MML Growth Allocation Index:
• Allocation to U.S. growth equity, in particular to the MassMutual Blue Chip Growth Fund and the MassMutual Large Cap Growth Fund, was the largest positive contributor to returns.
• Manager selection within fixed income, particularly within core fixed income, also added to returns.
• Allocation to the MassMutual Managed Bond Fund was the largest individual contributor.
Top detractors to the Fund’s performance relative to the Custom MML Growth Allocation Index:
• Manager selection within equity, particularly U.S. large cap equity, detracted from returns.
• The MassMutual Focused Equity Fund was the largest negative contributor to returns.
• Allocations to the MassMutual International Equity Fund and the MassMutual Global Fund detracted from returns.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
MM202912-309770	PAGE 1	TSR-AR-IZDRG

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2015 through December 31, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	10.50	6.76	6.72
MSCI ACWI[1]	17.49	10.06	9.23
Custom MML Growth Allocation Index	14.48	8.73	8.48
Russell 3000 Index	23.81	13.86	12.55
1	Effective July 24, 2024, the MSCI ACWI replaced the Russell 3000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.
The Custom MML Growth Allocation Index is a hypothetical custom index which comprises the Bloomberg U.S. Aggregate Bond Index, Russell 3000 Index, and MSCI ACWI ex USA. The weightings of each index are 25%, 56.25%, and 18.75%, respectively.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$910.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	24
Total Advisory Fees Paid During the Reporting Period	$948,708
Portfolio Turnover Rate	14%
MM202912-309770	PAGE 2	TSR-AR-IZDRG

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	75.0%
Fixed Income Funds	25.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-IZDRG

MML Aggressive Allocation Fund
Initial Class
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the MML Aggressive Allocation Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$17	0.16%
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Global bond market returns were negative for the trailing one-year period ended December 31, 2024, largely driven by higher fixed income market yields in the U.S. during the fourth quarter. In response to improved inflation data, the U.S. Federal Reserve lowered policy interest rates by a full percentage point over the course of the one-year period. Despite these changes, U.S. Treasury yields rose substantially in the fourth quarter, as further improvement in inflation data stalled, and growth sentiment improved following the U.S. presidential election. Higher market yields in the U.S. led to lower bond prices, and the resulting stronger U.S. dollar translated to negative effect on returns of non-U.S. dollar denominated debt. During the period, government bonds generally underperformed credit sectors such as corporate bonds and securitized assets.
Top contributors to the Fund’s performance relative to the Custom MML Aggressive Allocation Index:
• Allocation to U.S. growth equity, in particular to the MassMutual Blue Chip Growth Fund and the MassMutual Large Cap Growth Fund, was the largest positive contributor to returns.
• Manager selection within fixed income, particularly within core fixed income, also added to returns.
• Allocation to the MassMutual Managed Bond Fund was the largest individual contributor.
Top detractors to the Fund’s performance relative to the Custom MML Aggressive Allocation Index:
• Manager selection within equity, particularly U.S. large cap equity, detracted from returns.
• The MassMutual Focused Equity Fund was the largest negative contributor to returns.
• Allocations to the MassMutual International Equity Fund and the MassMutual Global Fund detracted from returns.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
MM202912-309770	PAGE 1	TSR-AR-IZDSF

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2015 through December 31, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Initial Class - without sales charge	12.74	8.20	8.00
MSCI ACWI[1]	17.49	10.06	9.23
Custom MML Aggressive Allocation Index	17.25	10.37	9.78
Russell 3000 Index	23.81	13.86	12.55
1	Effective July 24, 2024, the MSCI ACWI replaced the Russell 3000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.
The Custom MML Aggressive Allocation Index is a hypothetical custom index which comprises the Bloomberg U.S. Aggregate Bond Index, Russell 3000 Index, and MSCI ACWI ex USA. The weightings of each index are 10%, 67.5%, and 22.5%, respectively.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$122.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	24
Total Advisory Fees Paid During the Reporting Period	$128,873
Portfolio Turnover Rate	18%
MM202912-309770	PAGE 2	TSR-AR-IZDSF

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	90.1%
Fixed Income Funds	9.9%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-IZDSF

MML Aggressive Allocation Fund
Service Class
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the MML Aggressive Allocation Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$44	0.41%
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Global bond market returns were negative for the trailing one-year period ended December 31, 2024, largely driven by higher fixed income market yields in the U.S. during the fourth quarter. In response to improved inflation data, the U.S. Federal Reserve lowered policy interest rates by a full percentage point over the course of the one-year period. Despite these changes, U.S. Treasury yields rose substantially in the fourth quarter, as further improvement in inflation data stalled, and growth sentiment improved following the U.S. presidential election. Higher market yields in the U.S. led to lower bond prices, and the resulting stronger U.S. dollar translated to negative effect on returns of non-U.S. dollar denominated debt. During the period, government bonds generally underperformed credit sectors such as corporate bonds and securitized assets.
Top contributors to the Fund’s performance relative to the Custom MML Aggressive Allocation Index:
• Allocation to U.S. growth equity, in particular to the MassMutual Blue Chip Growth Fund and the MassMutual Large Cap Growth Fund, was the largest positive contributor to returns.
• Manager selection within fixed income, particularly within core fixed income, also added to returns.
• Allocation to the MassMutual Managed Bond Fund was the largest individual contributor.
Top detractors to the Fund’s performance relative to the Custom MML Aggressive Allocation Index:
• Manager selection within equity, particularly U.S. large cap equity, detracted from returns.
• The MassMutual Focused Equity Fund was the largest negative contributor to returns.
• Allocations to the MassMutual International Equity Fund and the MassMutual Global Fund detracted from returns.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
MM202912-309770	PAGE 1	TSR-AR-IZDSG

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2015 through December 31, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	12.54	7.95	7.73
MSCI ACWI[1]	17.49	10.06	9.23
Custom MML Aggressive Allocation Index	17.25	10.37	9.78
Russell 3000 Index	23.81	13.86	12.55
1	Effective July 24, 2024, the MSCI ACWI replaced the Russell 3000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.
The Custom MML Aggressive Allocation Index is a hypothetical custom index which comprises the Bloomberg U.S. Aggregate Bond Index, Russell 3000 Index, and MSCI ACWI ex USA. The weightings of each index are 10%, 67.5%, and 22.5%, respectively.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$122.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	24
Total Advisory Fees Paid During the Reporting Period	$128,873
Portfolio Turnover Rate	18%
MM202912-309770	PAGE 2	TSR-AR-IZDSG

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	90.1%
Fixed Income Funds	9.9%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-IZDSG

MML American Funds Growth Fund
Service Class I
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the MML American Funds Growth Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1]
Service Class I	$118	1.02%
1	The Fund is a feeder fund. The expenses shown in this table reflect the aggregate expenses of both the feeder fund and the master fund.
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Growth Index:
• An overweight allocation to and stock selection within the communication services sector.
• Stock selection within the financials sector.
• Stock selection within the industrials sector.
Top detractors to the Fund’s performance relative to the Russell 1000 Growth Index:
• An overweight allocation to and stock selection within the energy sector.
• An overweight allocation to the health care sector.
• An overweight allocation to cash.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2015 through December 31, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-TIM2A

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Service Class I - without sales charge	31.11	18.33	16.10
S&P 500 Index	25.02	14.53	13.10
Russell 1000 Growth Index	33.36	18.96	16.78
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$293.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	1
Total Advisory Fees Paid During the Reporting Period	$403,119
Portfolio Turnover Rate	9%
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	100.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 2	TSR-AR-TIM2A

MML American Funds Core Allocation Fund
Service Class I
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the MML American Funds Core Allocation Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$76	0.72%
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Global bond market returns were negative for the trailing one-year period ended December 31, 2024, largely driven by higher fixed income market yields in the U.S. during the fourth quarter. In response to improved inflation data, the U.S. Federal Reserve lowered policy interest rates by a full percentage point over the course of the one-year period. Despite these changes, U.S. Treasury yields rose substantially in the fourth quarter, as further improvement in inflation data stalled, and growth sentiment improved following the U.S. presidential election. Higher market yields in the U.S. led to lower bond prices, and the resulting stronger U.S. dollar translated to negative effect on returns of non-U.S. dollar denominated debt. During the period, government bonds generally underperformed credit sectors such as corporate bonds and securitized assets.
Top contributors to the Fund’s performance relative to the Custom MML Core Allocation Index:
• Manager selection within fixed income was the largest positive contributor to returns.
• Allocation to the American Funds The Bond Fund of America was the largest individual contributor.
Top detractors to the Fund’s performance relative to the Custom MML Core Allocation Index:
• Allocation to equity funds, particularly the American Funds Washington Mutual Investors Fund, detracted from returns.
• The American Funds International Fund contributed negatively to returns.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
MM202912-309770	PAGE 1	TSR-AR-TIM4A

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2015 through December 31, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Service Class I - without sales charge	11.87	6.78	6.81
MSCI ACWI[1]	17.49	10.06	9.23
Custom MML Core Allocation Index	14.41	8.52	8.34
S&P 500 Index	25.02	14.53	13.10
1	Effective July 24, 2024, the MSCI ACWI replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.
The Custom MML Core Allocation Index is a hypothetical custom index which comprises the S&P 500 Index, Bloomberg U.S. Aggregate Bond Index, and MSCI ACWI ex USA. The weightings of each index are 55%, 35%, and 10%, respectively.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$581.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	4
Total Advisory Fees Paid During the Reporting Period	$1,263,972
Portfolio Turnover Rate	10%
MM202912-309770	PAGE 2	TSR-AR-TIM4A

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	65.2%
Fixed Income Funds	34.8%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective May 1, 2024, the Fund’s expense cap was discontinued. Prior to May 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 1.01% for Service Class I shares.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-TIM4A

MML Blue Chip Growth Fund
Initial Class
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the MML Blue Chip Growth Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$91	0.77%
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Growth Index:
• Stock selection within the consumer discretionary sector, where an overweight allocation to Carvana Co. was particularly impactful.
• An underweight allocation to the industrials sector.
• Stock selection within the health care sector, where no allocation to Merck & Co., Inc. was particularly impactful.
Top detractors to the Fund’s performance relative to the Russell 1000 Growth Index:
• An overweight allocation to the health care sector.
• Stock selection within the financials sector, where an overweight allocation to Visa, Inc. was particularly impactful.
• Stock selection within the consumer staples sector, where an overweight allocation to Dollar General Corp. was particularly impactful.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2015 through December 31, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITIOF

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Initial Class - without sales charge	35.63	13.93	14.51
Russell 3000 Index[1]	23.81	13.86	12.55
Russell 1000 Growth Index	33.36	18.96	16.78
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 1000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$490.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	89
Total Advisory Fees Paid During the Reporting Period	$3,606,169
Portfolio Turnover Rate	16%
MM202912-309770	PAGE 2	TSR-AR-ITIOF

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	12.3%
Microsoft Corp.	11.5%
Apple, Inc.	9.3%
Amazon.com, Inc.	8.8%
Alphabet, Inc. Class C	6.3%
Meta Platforms, Inc. Class A	4.9%
Tesla, Inc.	3.2%
Eli Lilly & Co.	3.0%
Visa, Inc. Class A	2.9%
Mastercard, Inc. Class A	2.4%

Sectors (% of Total Investments)
Information Technology	43.5%
Consumer Discretionary	17.1%
Communication Services	16.0%
Financials	8.6%
Health Care	8.3%
Exchange Traded Funds	1.8%
Industrials	1.7%
Consumer Staples	0.8%
Materials	0.7%
Utilities	0.7%
Retail	0.2%
Energy	0.2%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-ITIOF

MML Blue Chip Growth Fund
Service Class
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the MML Blue Chip Growth Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$120	1.02%
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Growth Index:
• Stock selection within the consumer discretionary sector, where an overweight allocation to Carvana Co. was particularly impactful.
• An underweight allocation to the industrials sector.
• Stock selection within the health care sector, where no allocation to Merck & Co., Inc. was particularly impactful.
Top detractors to the Fund’s performance relative to the Russell 1000 Growth Index:
• An overweight allocation to the health care sector.
• Stock selection within the financials sector, where an overweight allocation to Visa, Inc. was particularly impactful.
• Stock selection within the consumer staples sector, where an overweight allocation to Dollar General Corp. was particularly impactful.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2015 through December 31, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITIOG

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	35.38	13.63	14.22
Russell 3000 Index[1]	23.81	13.86	12.55
Russell 1000 Growth Index	33.36	18.96	16.78
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 1000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$490.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	89
Total Advisory Fees Paid During the Reporting Period	$3,606,169
Portfolio Turnover Rate	16%
MM202912-309770	PAGE 2	TSR-AR-ITIOG

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	12.3%
Microsoft Corp.	11.5%
Apple, Inc.	9.3%
Amazon.com, Inc.	8.8%
Alphabet, Inc. Class C	6.3%
Meta Platforms, Inc. Class A	4.9%
Tesla, Inc.	3.2%
Eli Lilly & Co.	3.0%
Visa, Inc. Class A	2.9%
Mastercard, Inc. Class A	2.4%

Sectors (% of Total Investments)
Information Technology	43.5%
Consumer Discretionary	17.1%
Communication Services	16.0%
Financials	8.6%
Health Care	8.3%
Exchange Traded Funds	1.8%
Industrials	1.7%
Consumer Staples	0.8%
Materials	0.7%
Utilities	0.7%
Retail	0.2%
Energy	0.2%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-ITIOG

MML Equity Income Fund
Initial Class
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the MML Equity Income Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$83	0.78%
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Value Index:
• Stock selection within the materials sector.
• Stock selection within the energy sector.
• Stock selection within the consumer staples sector.
Top detractors to the Fund’s performance relative to the Russell 1000 Value Index:
• Stock selection within the healthcare sector.
• Stock selection within the industrials sector.
• Stock selection within the information technology sector.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2015 through December 31, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITIJF

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Initial Class - without sales charge	11.67	8.47	8.26
Russell 3000 Index[1]	23.81	13.86	12.55
Russell 1000 Value Index	14.37	8.68	8.49
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 1000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$324.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	128
Total Advisory Fees Paid During the Reporting Period	$2,552,482
Portfolio Turnover Rate	19%
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Wells Fargo & Co.	2.3%
MetLife, Inc.	2.2%
Southern Co.	2.0%
QUALCOMM, Inc.	1.9%
General Electric Co.	1.8%
Chubb Ltd.	1.8%
American International Group, Inc.	1.8%
Elevance Health, Inc.	1.8%
Charles Schwab Corp.	1.8%
Becton Dickinson & Co.	1.7%

Sectors (% of Total Investments)
Financials	23.1%
Health Care	15.2%
Industrials	13.3%
Energy	9.1%
Information Technology	8.9%
Consumer Staples	8.6%
Utilities	6.3%
Real Estate	3.9%
Communication Services	3.8%
Materials	3.5%
Consumer Discretionary	2.9%
MM202912-309770	PAGE 2	TSR-AR-ITIJF

HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective May 1, 2024, the Fund’s voluntary investment advisory fee waiver was discontinued. Prior to May 1, 2024, MML Investment Advisers, LLC had agreed to voluntarily waive 0.03% of the investment advisory fee of the Fund through April 30, 2024.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-ITIJF

MML Equity Income Fund
Service Class
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the MML Equity Income Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$109	1.03%
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Value Index:
• Stock selection within the materials sector.
• Stock selection within the energy sector.
• Stock selection within the consumer staples sector.
Top detractors to the Fund’s performance relative to the Russell 1000 Value Index:
• Stock selection within the healthcare sector.
• Stock selection within the industrials sector.
• Stock selection within the information technology sector.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2015 through December 31, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITIJG

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	11.41	8.20	7.99
Russell 3000 Index[1]	23.81	13.86	12.55
Russell 1000 Value Index	14.37	8.68	8.49
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 1000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$324.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	128
Total Advisory Fees Paid During the Reporting Period	$2,552,482
Portfolio Turnover Rate	19%
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Wells Fargo & Co.	2.3%
MetLife, Inc.	2.2%
Southern Co.	2.0%
QUALCOMM, Inc.	1.9%
General Electric Co.	1.8%
Chubb Ltd.	1.8%
American International Group, Inc.	1.8%
Elevance Health, Inc.	1.8%
Charles Schwab Corp.	1.8%
Becton Dickinson & Co.	1.7%

Sectors (% of Total Investments)
Financials	23.1%
Health Care	15.2%
Industrials	13.3%
Energy	9.1%
Information Technology	8.9%
Consumer Staples	8.6%
Utilities	6.3%
Real Estate	3.9%
Communication Services	3.8%
Materials	3.5%
Consumer Discretionary	2.9%
MM202912-309770	PAGE 2	TSR-AR-ITIJG

HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective May 1, 2024, the Fund’s voluntary investment advisory fee waiver was discontinued. Prior to May 1, 2024, MML Investment Advisers, LLC had agreed to voluntarily waive 0.03% of the investment advisory fee of the Fund through April 30, 2024.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-ITIJG

MML Equity Index Fund
Class I
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the MML Equity Index Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.42%
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the S&P 500 Index:
• The Fund’s performance was largely driven by the performance of a small number of stocks, including NVIDIA Corp., Apple, Inc., Amazon.com, Inc., Meta Platforms, Inc., Microsoft Corp., Alphabet, Inc., and other mega-cap names.
• The performance from the technology sector was highly favorable to the Fund’s returns.
Top detractors to the Fund’s performance relative to the S&P 500 Index:
• Detractors to the Fund were mostly in health services, specifically in biotech and non-energy minerals sectors.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2015 through December 31, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITI97

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Class I - without sales charge	24.44	14.06	12.63
S&P 500 Index	25.02	14.53	13.10
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$642.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	506
Total Advisory Fees Paid During the Reporting Period	$649,108
Portfolio Turnover Rate	2%
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Apple, Inc.	7.6%
NVIDIA Corp.	6.6%
Microsoft Corp.	6.3%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc. Class A	2.5%
Tesla, Inc.	2.3%
Alphabet, Inc. Class A	2.2%
Broadcom, Inc.	2.2%
Alphabet, Inc. Class C	1.8%
Berkshire Hathaway, Inc. Class B	1.7%

Sectors (% of Total Investments)
Information Technology	32.3%
Financials	13.5%
Consumer Discretionary	11.2%
Health Care	10.0%
Communication Services	9.3%
Industrials	8.1%
Consumer Staples	5.5%
Energy	3.1%
Utilities	2.3%
Real Estate	2.1%
Materials	1.9%
MM202912-309770	PAGE 2	TSR-AR-ITI97

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-ITI97

MML Equity Index Fund
Class II
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the MML Equity Index Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$30	0.27%
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the S&P 500 Index:
• The Fund’s performance was largely driven by the performance of a small number of stocks, including NVIDIA Corp., Apple, Inc., Amazon.com, Inc., Meta Platforms, Inc., Microsoft Corp., Alphabet, Inc., and other mega-cap names.
• The performance from the technology sector was highly favorable to the Fund’s returns.
Top detractors to the Fund’s performance relative to the S&P 500 Index:
• Detractors to the Fund were mostly in health services, specifically in biotech and non-energy minerals sectors.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2015 through December 31, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITI98

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Class II - without sales charge	24.59	14.22	12.80
S&P 500 Index	25.02	14.53	13.10
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$642.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	506
Total Advisory Fees Paid During the Reporting Period	$649,108
Portfolio Turnover Rate	2%
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Apple, Inc.	7.6%
NVIDIA Corp.	6.6%
Microsoft Corp.	6.3%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc. Class A	2.5%
Tesla, Inc.	2.3%
Alphabet, Inc. Class A	2.2%
Broadcom, Inc.	2.2%
Alphabet, Inc. Class C	1.8%
Berkshire Hathaway, Inc. Class B	1.7%

Sectors (% of Total Investments)
Information Technology	32.3%
Financials	13.5%
Consumer Discretionary	11.2%
Health Care	10.0%
Communication Services	9.3%
Industrials	8.1%
Consumer Staples	5.5%
Energy	3.1%
Utilities	2.3%
Real Estate	2.1%
Materials	1.9%
MM202912-309770	PAGE 2	TSR-AR-ITI98

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-ITI98

MML Equity Index Fund
Class III
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the MML Equity Index Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$13	0.12%
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the S&P 500 Index:
• The Fund’s performance was largely driven by the performance of a small number of stocks, including NVIDIA Corp., Apple, Inc., Amazon.com, Inc., Meta Platforms, Inc., Microsoft Corp., Alphabet, Inc., and other mega-cap names.
• The performance from the technology sector was highly favorable to the Fund’s returns.
Top detractors to the Fund’s performance relative to the S&P 500 Index:
• Detractors to the Fund were mostly in health services, specifically in biotech and non-energy minerals sectors.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2015 through December 31, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITI99

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Class III - without sales charge	24.82	14.40	12.96
S&P 500 Index	25.02	14.53	13.10
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$642.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	506
Total Advisory Fees Paid During the Reporting Period	$649,108
Portfolio Turnover Rate	2%
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Apple, Inc.	7.6%
NVIDIA Corp.	6.6%
Microsoft Corp.	6.3%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc. Class A	2.5%
Tesla, Inc.	2.3%
Alphabet, Inc. Class A	2.2%
Broadcom, Inc.	2.2%
Alphabet, Inc. Class C	1.8%
Berkshire Hathaway, Inc. Class B	1.7%

Sectors (% of Total Investments)
Information Technology	32.3%
Financials	13.5%
Consumer Discretionary	11.2%
Health Care	10.0%
Communication Services	9.3%
Industrials	8.1%
Consumer Staples	5.5%
Energy	3.1%
Utilities	2.3%
Real Estate	2.1%
Materials	1.9%
MM202912-309770	PAGE 2	TSR-AR-ITI99

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-ITI99

MML Equity Index Fund
Service Class I
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the MML Equity Index Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$75	0.67%
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the S&P 500 Index:
• The Fund’s performance was largely driven by the performance of a small number of stocks, including NVIDIA Corp., Apple, Inc., Amazon.com, Inc., Meta Platforms, Inc., Microsoft Corp., Alphabet, Inc., and other mega-cap names.
• The performance from the technology sector was highly favorable to the Fund’s returns.
Top detractors to the Fund’s performance relative to the S&P 500 Index:
• Detractors to the Fund were mostly in health services, specifically in biotech and non-energy minerals sectors.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2015 through December 31, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITI9G

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Service Class I - without sales charge	24.09	13.76	12.34
S&P 500 Index	25.02	14.53	13.10
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$642.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	506
Total Advisory Fees Paid During the Reporting Period	$649,108
Portfolio Turnover Rate	2%
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Apple, Inc.	7.6%
NVIDIA Corp.	6.6%
Microsoft Corp.	6.3%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc. Class A	2.5%
Tesla, Inc.	2.3%
Alphabet, Inc. Class A	2.2%
Broadcom, Inc.	2.2%
Alphabet, Inc. Class C	1.8%
Berkshire Hathaway, Inc. Class B	1.7%

Sectors (% of Total Investments)
Information Technology	32.3%
Financials	13.5%
Consumer Discretionary	11.2%
Health Care	10.0%
Communication Services	9.3%
Industrials	8.1%
Consumer Staples	5.5%
Energy	3.1%
Utilities	2.3%
Real Estate	2.1%
Materials	1.9%
MM202912-309770	PAGE 2	TSR-AR-ITI9G

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-ITI9G

MML Focused Equity Fund
Class II
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the MML Focused Equity Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$92	0.88%
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Index:
• An overweight allocation to the financials sector.
• An underweight allocation to the energy sector.
• An overweight allocation to the consumer discretionary sector.
Top detractors to the Fund’s performance relative to the Russell 1000 Index:
• Stock selection within the consumer discretionary sector.
• Stock selection within the information technology sector.
• Stock selection within the industrials sector.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2015 through December 31, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-IYFS8

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Class II - without sales charge	10.09	9.71	10.62
S&P 500 Index[1]	25.02	14.53	13.10
Russell 1000 Index	24.51	14.28	12.87
1	Effective July 24, 2024, the S&P 500 Index replaced the Russell 1000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$258.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	27
Total Advisory Fees Paid During the Reporting Period	$1,942,400
Portfolio Turnover Rate	44%
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
McDonald’s Corp.	5.3%
TJX Cos., Inc.	5.0%
Accenture PLC Class A	5.0%
Linde PLC	4.5%
Honeywell International, Inc.	4.5%
Danaher Corp.	4.3%
Texas Instruments, Inc.	4.3%
S&P Global, Inc.	4.3%
Microsoft Corp.	4.3%
Apple, Inc.	4.3%

Sectors (% of Total Investments)
Financials	22.6%
Information Technology	22.1%
Consumer Discretionary	13.8%
Industrials	11.8%
Health Care	10.8%
Consumer Staples	10.2%
Materials	4.5%
Communication Services	3.0%
MM202912-309770	PAGE 2	TSR-AR-IYFS8

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-IYFS8

MML Focused Equity Fund
Service Class I
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the MML Focused Equity Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$119	1.13%
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Index:
• An overweight allocation to the financials sector.
• An underweight allocation to the energy sector.
• An overweight allocation to the consumer discretionary sector.
Top detractors to the Fund’s performance relative to the Russell 1000 Index:
• Stock selection within the consumer discretionary sector.
• Stock selection within the information technology sector.
• Stock selection within the industrials sector.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2015 through December 31, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-IYFSG

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Service Class I - without sales charge	9.78	9.42	10.33
S&P 500 Index[1]	25.02	14.53	13.10
Russell 1000 Index	24.51	14.28	12.87
1	Effective July 24, 2024, the S&P 500 Index replaced the Russell 1000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$258.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	27
Total Advisory Fees Paid During the Reporting Period	$1,942,400
Portfolio Turnover Rate	44%
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
McDonald’s Corp.	5.3%
TJX Cos., Inc.	5.0%
Accenture PLC Class A	5.0%
Linde PLC	4.5%
Honeywell International, Inc.	4.5%
Danaher Corp.	4.3%
Texas Instruments, Inc.	4.3%
S&P Global, Inc.	4.3%
Microsoft Corp.	4.3%
Apple, Inc.	4.3%

Sectors (% of Total Investments)
Financials	22.6%
Information Technology	22.1%
Consumer Discretionary	13.8%
Industrials	11.8%
Health Care	10.8%
Consumer Staples	10.2%
Materials	4.5%
Communication Services	3.0%
MM202912-309770	PAGE 2	TSR-AR-IYFSG

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-IYFSG

MML Foreign Fund
Initial Class
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the MML Foreign Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$98	0.96%
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Index:
• An overweight allocation to the financials sector.
• An underweight allocation to the energy sector.
• An overweight allocation to the consumer discretionary sector.
Top detractors to the Fund’s performance relative to the Russell 1000 Index:
• Stock selection within the consumer discretionary sector.
• Stock selection within the information technology sector.
• Stock selection within the industrials sector.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2015 through December 31, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITIQF

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Initial Class - without sales charge	3.46	4.23	3.31
MSCI EAFE Index	3.82	4.73	5.20
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$162.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	110
Total Advisory Fees Paid During the Reporting Period	$1,485,879
Portfolio Turnover Rate	12%
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Sony Group Corp.	2.5%
Roche Holding AG	2.1%
SAP SE	2.1%
Hitachi Ltd.	2.0%
Sumitomo Mitsui Financial Group, Inc.	1.9%
Seven & i Holdings Co. Ltd.	1.7%
Nestle SA Registered	1.7%
DBS Group Holdings Ltd.	1.7%
Fujitsu Ltd.	1.6%
ORIX Corp.	1.6%

Sectors (% of Total Investments)
Financials	21.9%
Industrials	14.8%
Information Technology	11.7%
Consumer Discretionary	11.2%
Consumer Staples	10.9%
Health Care	10.3%
Materials	6.9%
Energy	6.5%
Communication Services	2.1%
Utilities	1.5%
Real Estate	0.7%

Largest Countries (% of Total Investments)
Japan	20.9%
United Kingdom	14.3%
United States	12.1%
Germany	12.0%
France	9.5%
Australia	4.1%
Netherlands	3.3%
Belgium	3.0%
Sweden	2.9%
Switzerland	2.8%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at
MM202912-309770	PAGE 2	TSR-AR-ITIQF

https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective May 1, 2024, the Fund’s investment advisory fee waiver was discontinued. Prior to May 1, 2024, MML Investment Advisers, LLC had agreed to waive 0.01% of the investment advisory fee of the Fund through April 30, 2024.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-ITIQF

MML Foreign Fund
Service Class
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the MML Foreign Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$123	1.21%
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Index:
• An overweight allocation to the financials sector.
• An underweight allocation to the energy sector.
• An overweight allocation to the consumer discretionary sector.
Top detractors to the Fund’s performance relative to the Russell 1000 Index:
• Stock selection within the consumer discretionary sector.
• Stock selection within the information technology sector.
• Stock selection within the industrials sector.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2015 through December 31, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITIQG

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	3.12	3.95	3.04
MSCI EAFE Index	3.82	4.73	5.20
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$162.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	110
Total Advisory Fees Paid During the Reporting Period	$1,485,879
Portfolio Turnover Rate	12%
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Sony Group Corp.	2.5%
Roche Holding AG	2.1%
SAP SE	2.1%
Hitachi Ltd.	2.0%
Sumitomo Mitsui Financial Group, Inc.	1.9%
Seven & i Holdings Co. Ltd.	1.7%
Nestle SA Registered	1.7%
DBS Group Holdings Ltd.	1.7%
Fujitsu Ltd.	1.6%
ORIX Corp.	1.6%

Sectors (% of Total Investments)
Financials	21.9%
Industrials	14.8%
Information Technology	11.7%
Consumer Discretionary	11.2%
Consumer Staples	10.9%
Health Care	10.3%
Materials	6.9%
Energy	6.5%
Communication Services	2.1%
Utilities	1.5%
Real Estate	0.7%

Largest Countries (% of Total Investments)
Japan	20.9%
United Kingdom	14.3%
United States	12.1%
Germany	12.0%
France	9.5%
Australia	4.1%
Netherlands	3.3%
Belgium	3.0%
Sweden	2.9%
Switzerland	2.8%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at
MM202912-309770	PAGE 2	TSR-AR-ITIQG

https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective May 1, 2024, the Fund’s investment advisory fee waiver was discontinued. Prior to May 1, 2024, MML Investment Advisers, LLC had agreed to waive 0.01% of the investment advisory fee of the Fund through April 30, 2024.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-ITIQG

MML Fundamental Equity Fund
Class II
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the MML Fundamental Equity Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$91	0.81%
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the S&P 500 Index:
• Selection effect within the information technology sector.
• Selection effect within the healthcare sector.
• Stock selection effect overall.
Top detractors to the Fund’s performance relative to the S&P 500 Index:
• Stock selection within the industrials sector.
• Stock selection within the consumer discretionary sector.
• Sector allocation effect overall, led by an overweight to healthcare stocks.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2015 through December 31, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-IYFU8

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Class II - without sales charge	23.71	13.21	13.43
S&P 500 Index	25.02	14.53	13.10
The Fund’s name, investment objective, and investment strategy changed on March 2, 2020. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$138.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	73
Total Advisory Fees Paid During the Reporting Period	$872,966
Portfolio Turnover Rate	40%
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	7.4%
Microsoft Corp.	7.3%
Apple, Inc.	6.2%
Amazon.com, Inc.	5.5%
Alphabet, Inc. Class A	3.4%
Meta Platforms, Inc. Class A	3.3%
JPMorgan Chase & Co.	2.8%
Broadcom, Inc.	2.4%
Philip Morris International, Inc.	2.2%
Exxon Mobil Corp.	2.1%

Sectors (% of Total Investments)
Information Technology	30.8%
Financials	15.3%
Health Care	11.9%
Communication Services	9.3%
Consumer Discretionary	9.0%
Industrials	7.4%
Consumer Staples	6.4%
Energy	3.7%
Materials	2.1%
Utilities	2.0%
Real Estate	1.4%
MM202912-309770	PAGE 2	TSR-AR-IYFU8

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-IYFU8

MML Fundamental Equity Fund
Service Class I
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the MML Fundamental Equity Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$118	1.06%
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the S&P 500 Index:
• Selection effect within the information technology sector.
• Selection effect within the healthcare sector.
• Stock selection effect overall.
Top detractors to the Fund’s performance relative to the S&P 500 Index:
• Stock selection within the industrials sector.
• Stock selection within the consumer discretionary sector.
• Sector allocation effect overall, led by an overweight to healthcare stocks.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2015 through December 31, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-IYFUG

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Service Class I - without sales charge	23.36	12.91	13.15
S&P 500 Index	25.02	14.53	13.10
The Fund’s name, investment objective, and investment strategy changed on March 2, 2020. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$138.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	73
Total Advisory Fees Paid During the Reporting Period	$872,966
Portfolio Turnover Rate	40%
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	7.4%
Microsoft Corp.	7.3%
Apple, Inc.	6.2%
Amazon.com, Inc.	5.5%
Alphabet, Inc. Class A	3.4%
Meta Platforms, Inc. Class A	3.3%
JPMorgan Chase & Co.	2.8%
Broadcom, Inc.	2.4%
Philip Morris International, Inc.	2.2%
Exxon Mobil Corp.	2.1%

Sectors (% of Total Investments)
Information Technology	30.8%
Financials	15.3%
Health Care	11.9%
Communication Services	9.3%
Consumer Discretionary	9.0%
Industrials	7.4%
Consumer Staples	6.4%
Energy	3.7%
Materials	2.1%
Utilities	2.0%
Real Estate	1.4%
MM202912-309770	PAGE 2	TSR-AR-IYFUG

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-IYFUG

MML Fundamental Value Fund
Class II
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the MML Fundamental Value Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$87	0.81%
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Value Index:
• Stock selection within the financials sector.
• Stock selection within the information technology sector.
• Stock selection within the materials sector.
Top detractors to the Fund’s performance relative to the Russell 1000 Value Index:
• Stock selection within the energy sector.
• An underweight allocation to the utilities sector.
• Stock selection within the industrials sector.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2015 through December 31, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-IYFNF

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Class II - without sales charge	15.47	10.77	8.80
Russell 3000 Index[1]	23.81	13.86	12.55
Russell 1000 Value Index	14.37	8.68	8.49
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 1000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$161.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	89
Total Advisory Fees Paid During the Reporting Period	$1,010,629
Portfolio Turnover Rate	62%
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
JPMorgan Chase & Co.	4.9%
Alphabet, Inc. Class A	2.8%
Oracle Corp.	2.4%
Philip Morris International, Inc.	2.3%
Honeywell International, Inc.	2.2%
AbbVie, Inc.	2.2%
UnitedHealth Group, Inc.	2.1%
Sysco Corp.	1.9%
LPL Financial Holdings, Inc.	1.9%
CRH PLC	1.7%

Sectors (% of Total Investments)
Financials	22.8%
Industrials	17.4%
Health Care	12.4%
Information Technology	11.0%
Consumer Staples	7.6%
Energy	7.6%
Communication Services	5.8%
Consumer Discretionary	5.2%
Materials	4.4%
Utilities	4.0%
MM202912-309770	PAGE 2	TSR-AR-IYFNF

HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective May 1, 2024, the Fund’s investment advisory fee waiver was discontinued. Prior to May 1, 2024, MML Investment Advisers, LLC had agreed to waive 0.02% of the investment advisory fee of the Fund through April 30, 2024.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-IYFNF

MML Fundamental Value Fund
Service Class I
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the MML Fundamental Value Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$114	1.06%
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Value Index:
• Stock selection within the financials sector.
• Stock selection within the information technology sector.
• Stock selection within the materials sector.
Top detractors to the Fund’s performance relative to the Russell 1000 Value Index:
• Stock selection within the energy sector.
• An underweight allocation to the utilities sector.
• Stock selection within the industrials sector.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2015 through December 31, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-IYFNG

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Service Class I - without sales charge	15.18	10.49	8.53
Russell 3000 Index[1]	23.81	13.86	12.55
Russell 1000 Value Index	14.37	8.68	8.49
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 1000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$161.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	89
Total Advisory Fees Paid During the Reporting Period	$1,010,629
Portfolio Turnover Rate	62%
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
JPMorgan Chase & Co.	4.9%
Alphabet, Inc. Class A	2.8%
Oracle Corp.	2.4%
Philip Morris International, Inc.	2.3%
Honeywell International, Inc.	2.2%
AbbVie, Inc.	2.2%
UnitedHealth Group, Inc.	2.1%
Sysco Corp.	1.9%
LPL Financial Holdings, Inc.	1.9%
CRH PLC	1.7%

Sectors (% of Total Investments)
Financials	22.8%
Industrials	17.4%
Health Care	12.4%
Information Technology	11.0%
Consumer Staples	7.6%
Energy	7.6%
Communication Services	5.8%
Consumer Discretionary	5.2%
Materials	4.4%
Utilities	4.0%
MM202912-309770	PAGE 2	TSR-AR-IYFNG

HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective May 1, 2024, the Fund’s investment advisory fee waiver was discontinued. Prior to May 1, 2024, MML Investment Advisers, LLC had agreed to waive 0.02% of the investment advisory fee of the Fund through April 30, 2024.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-IYFNG

MML Global Fund
Class I
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the MML Global Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$89	0.87%
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the MSCI ACWI:
• Sector allocation in energy, the fourth-worst performing sector in the period, in which the Fund had zero allocation.
• Stock selection in health care, where an overweight allocation to UnitedHealth Group, Inc. was particularly impactful.
Top detractors to the Fund’s performance relative to the MSCI ACWI:
• An overweight allocation to health care, which was the second-worst performing sector in the period.
• Stock selection in the information technology and consumer staples sectors.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2015 through December 31, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITJK7

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Class I - without sales charge	5.60	5.87	7.55
MSCI ACWI[1]	17.49	10.06	9.23
MSCI World Index	18.67	11.17	9.95
1	Effective July 24, 2024, the MSCI ACWI replaced the MSCI World Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$121.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	85
Total Advisory Fees Paid During the Reporting Period	$770,095
Portfolio Turnover Rate	19%
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Visa, Inc. Class A	3.3%
Microsoft Corp.	2.7%
Schneider Electric SE	2.6%
Charles Schwab Corp.	2.5%
Alphabet, Inc. Class A	2.5%
Willis Towers Watson PLC	2.4%
Honeywell International, Inc.	2.2%
Medtronic PLC	2.2%
Thermo Fisher Scientific, Inc.	2.1%
LVMH Moet Hennessy Louis Vuitton SE	1.9%

Sectors (% of Total Investments)
Financials	20.5%
Industrials	19.6%
Health Care	16.4%
Information Technology	11.8%
Consumer Discretionary	9.3%
Consumer Staples	7.6%
Communication Services	7.4%
Materials	6.8%

Largest Countries (% of Total Investments)
United States	59.7%
United Kingdom	8.9%
France	8.2%
Switzerland	4.1%
Spain	3.3%
Germany	3.1%
Canada	2.9%
Japan	2.2%
Netherlands	1.9%
Israel	1.4%
MM202912-309770	PAGE 2	TSR-AR-ITJK7

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-ITJK7

MML Global Fund
Class II
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the MML Global Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$89	0.87%
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the MSCI ACWI:
• Sector allocation in energy, the fourth-worst performing sector in the period, in which the Fund had zero allocation.
• Stock selection in health care, where an overweight allocation to UnitedHealth Group, Inc. was particularly impactful.
Top detractors to the Fund’s performance relative to the MSCI ACWI:
• An overweight allocation to health care, which was the second-worst performing sector in the period.
• Stock selection in the information technology and consumer staples sectors.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2015 through December 31, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITJK8

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Class II - without sales charge	5.59	5.87	7.55
MSCI ACWI[1]	17.49	10.06	9.23
MSCI World Index	18.67	11.17	9.95
1	Effective July 24, 2024, the MSCI ACWI replaced the MSCI World Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$121.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	85
Total Advisory Fees Paid During the Reporting Period	$770,095
Portfolio Turnover Rate	19%
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Visa, Inc. Class A	3.3%
Microsoft Corp.	2.7%
Schneider Electric SE	2.6%
Charles Schwab Corp.	2.5%
Alphabet, Inc. Class A	2.5%
Willis Towers Watson PLC	2.4%
Honeywell International, Inc.	2.2%
Medtronic PLC	2.2%
Thermo Fisher Scientific, Inc.	2.1%
LVMH Moet Hennessy Louis Vuitton SE	1.9%

Sectors (% of Total Investments)
Financials	20.5%
Industrials	19.6%
Health Care	16.4%
Information Technology	11.8%
Consumer Discretionary	9.3%
Consumer Staples	7.6%
Communication Services	7.4%
Materials	6.8%

Largest Countries (% of Total Investments)
United States	59.7%
United Kingdom	8.9%
France	8.2%
Switzerland	4.1%
Spain	3.3%
Germany	3.1%
Canada	2.9%
Japan	2.2%
Netherlands	1.9%
Israel	1.4%
MM202912-309770	PAGE 2	TSR-AR-ITJK8

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-ITJK8

MML Global Fund
Service Class I
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the MML Global Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$115	1.12%
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the MSCI ACWI:
• Sector allocation in energy, the fourth-worst performing sector in the period, in which the Fund had zero allocation.
• Stock selection in health care, where an overweight allocation to UnitedHealth Group, Inc. was particularly impactful.
Top detractors to the Fund’s performance relative to the MSCI ACWI:
• An overweight allocation to health care, which was the second-worst performing sector in the period.
• Stock selection in the information technology and consumer staples sectors.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2015 through December 31, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITJKG

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Service Class I - without sales charge	5.46	5.62	7.29
MSCI ACWI[1]	17.49	10.06	9.23
MSCI World Index	18.67	11.17	9.95
1	Effective July 24, 2024, the MSCI ACWI replaced the MSCI World Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$121.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	85
Total Advisory Fees Paid During the Reporting Period	$770,095
Portfolio Turnover Rate	19%
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Visa, Inc. Class A	3.3%
Microsoft Corp.	2.7%
Schneider Electric SE	2.6%
Charles Schwab Corp.	2.5%
Alphabet, Inc. Class A	2.5%
Willis Towers Watson PLC	2.4%
Honeywell International, Inc.	2.2%
Medtronic PLC	2.2%
Thermo Fisher Scientific, Inc.	2.1%
LVMH Moet Hennessy Louis Vuitton SE	1.9%

Sectors (% of Total Investments)
Financials	20.5%
Industrials	19.6%
Health Care	16.4%
Information Technology	11.8%
Consumer Discretionary	9.3%
Consumer Staples	7.6%
Communication Services	7.4%
Materials	6.8%

Largest Countries (% of Total Investments)
United States	59.7%
United Kingdom	8.9%
France	8.2%
Switzerland	4.1%
Spain	3.3%
Germany	3.1%
Canada	2.9%
Japan	2.2%
Netherlands	1.9%
Israel	1.4%
MM202912-309770	PAGE 2	TSR-AR-ITJKG

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-ITJKG

MML Income & Growth Fund
Initial Class
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the MML Income & Growth Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$78	0.73%
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Value Index:
• Stock selection within the materials sector.
• Stock selection within the information technology sector.
• Stock selection within the industrials sector.
Top detractors to the Fund’s performance relative to the Russell 1000 Value Index:
• Stock selection within the healthcare sector.
• An underweight allocation to the financials sector.
• An overweight allocation to the materials sector.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2015 through December 31, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-IYEKF

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Initial Class - without sales charge	14.90	10.22	9.34
Russell 3000 Index[1]	23.81	13.86	12.55
Russell 1000 Value Index	14.37	8.68	8.49
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 1000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$135.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	91
Total Advisory Fees Paid During the Reporting Period	$968,263
Portfolio Turnover Rate	29%
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Air Products & Chemicals, Inc.	2.7%
Entergy Corp.	2.5%
Philip Morris International, Inc.	2.4%
Enbridge, Inc.	2.4%
Fidelity National Information Services, Inc.	2.3%
Xcel Energy, Inc.	2.2%
Wells Fargo & Co.	2.2%
Merck & Co., Inc.	2.1%
Chubb Ltd.	2.1%
Sanofi SA	2.1%

Sectors (% of Total Investments)
Financials	18.4%
Health Care	12.9%
Energy	9.4%
Industrials	8.7%
Consumer Staples	8.1%
Utilities	8.1%
Materials	7.8%
Real Estate	7.6%
Information Technology	6.3%
Consumer Discretionary	5.3%
Communication Services	5.3%
MM202912-309770	PAGE 2	TSR-AR-IYEKF

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-IYEKF

MML Income & Growth Fund
Service Class
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the MML Income & Growth Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$105	0.98%
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Value Index:
• Stock selection within the materials sector.
• Stock selection within the information technology sector.
• Stock selection within the industrials sector.
Top detractors to the Fund’s performance relative to the Russell 1000 Value Index:
• Stock selection within the healthcare sector.
• An underweight allocation to the financials sector.
• An overweight allocation to the materials sector.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2015 through December 31, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-IYEKG

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	14.55	9.94	9.06
Russell 3000 Index[1]	23.81	13.86	12.55
Russell 1000 Value Index	14.37	8.68	8.49
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 1000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$135.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	91
Total Advisory Fees Paid During the Reporting Period	$968,263
Portfolio Turnover Rate	29%
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Air Products & Chemicals, Inc.	2.7%
Entergy Corp.	2.5%
Philip Morris International, Inc.	2.4%
Enbridge, Inc.	2.4%
Fidelity National Information Services, Inc.	2.3%
Xcel Energy, Inc.	2.2%
Wells Fargo & Co.	2.2%
Merck & Co., Inc.	2.1%
Chubb Ltd.	2.1%
Sanofi SA	2.1%

Sectors (% of Total Investments)
Financials	18.4%
Health Care	12.9%
Energy	9.4%
Industrials	8.7%
Consumer Staples	8.1%
Utilities	8.1%
Materials	7.8%
Real Estate	7.6%
Information Technology	6.3%
Consumer Discretionary	5.3%
Communication Services	5.3%
MM202912-309770	PAGE 2	TSR-AR-IYEKG

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-IYEKG

MML International Equity Fund
Class II
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the MML International Equity Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$96	0.96%
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the MSCI EAFE Index:
• An underweight to the energy sector, which was the Index’s second-worst performing sector in the period.
• Stock selection in the industrials sector, where an overweight allocation to Hitachi, Ltd. was particularly impactful.
Top detractors to the Fund’s performance relative to the MSCI EAFE Index:
• An underweight allocation to the communication services sector, which was the second-best performing sector in the period.
• Stock selection in the financial services sector.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2015 through December 31, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-IBLK8

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Class II - without sales charge	0.84	3.62	4.31
MSCI EAFE Index	3.82	4.73	5.20
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$223.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	133
Total Advisory Fees Paid During the Reporting Period	$1,664,516
Portfolio Turnover Rate	19%
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Schneider Electric SE	2.2%
SAP SE	2.2%
Hitachi Ltd.	2.1%
Roche Holding AG	1.9%
Compass Group PLC	1.9%
Air Liquide SA	1.8%
Cie Financiere Richemont SA Registered Class A	1.8%
Capgemini SE	1.7%
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	1.6%
Novartis AG Registered	1.6%

Sectors (% of Total Investments)
Industrials	21.0%
Financials	20.6%
Consumer Discretionary	15.3%
Health Care	13.2%
Consumer Staples	9.0%
Information Technology	8.9%
Materials	5.6%
Communication Services	2.8%
Energy	1.8%
Utilities	0.9%

Largest Countries (% of Total Investments)
France	16.1%
Germany	14.5%
Japan	13.1%
United Kingdom	10.6%
United States	9.3%
Switzerland	8.0%
Italy	3.6%
Canada	2.8%
Denmark	2.5%
China	2.4%
MM202912-309770	PAGE 2	TSR-AR-IBLK8

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-IBLK8

MML International Equity Fund
Service Class I
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the MML International Equity Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$121	1.21%
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the MSCI EAFE Index:
• An underweight to the energy sector, which was the Index’s second-worst performing sector in the period.
• Stock selection in the industrials sector, where an overweight allocation to Hitachi, Ltd. was particularly impactful.
Top detractors to the Fund’s performance relative to the MSCI EAFE Index:
• An underweight allocation to the communication services sector, which was the second-best performing sector in the period.
• Stock selection in the financial services sector.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2015 through December 31, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-IBLKG

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Service Class I - without sales charge	0.66	3.38	4.05
MSCI EAFE Index	3.82	4.73	5.20
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$223.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	133
Total Advisory Fees Paid During the Reporting Period	$1,664,516
Portfolio Turnover Rate	19%
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Schneider Electric SE	2.2%
SAP SE	2.2%
Hitachi Ltd.	2.1%
Roche Holding AG	1.9%
Compass Group PLC	1.9%
Air Liquide SA	1.8%
Cie Financiere Richemont SA Registered Class A	1.8%
Capgemini SE	1.7%
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	1.6%
Novartis AG Registered	1.6%

Sectors (% of Total Investments)
Industrials	21.0%
Financials	20.6%
Consumer Discretionary	15.3%
Health Care	13.2%
Consumer Staples	9.0%
Information Technology	8.9%
Materials	5.6%
Communication Services	2.8%
Energy	1.8%
Utilities	0.9%

Largest Countries (% of Total Investments)
France	16.1%
Germany	14.5%
Japan	13.1%
United Kingdom	10.6%
United States	9.3%
Switzerland	8.0%
Italy	3.6%
Canada	2.8%
Denmark	2.5%
China	2.4%
MM202912-309770	PAGE 2	TSR-AR-IBLKG

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-IBLKG

MML Large Cap Growth Fund
Initial Class
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the MML Large Cap Growth Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$82	0.70%
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Growth Index:
• Stock selection within the information technology sector, where an underweight allocation to Microsoft Corp. was particularly impactful.
• Stock selection within the consumer discretionary sector, where an overweight allocation to Tesla, Inc. was particularly impactful.
• An overweight allocation to the communication services sector.
Top detractors to the Fund’s performance relative to the Russell 1000 Growth Index:
• Stock selection within the industrials sector, where an overweight allocation to Boeing Co. was particularly impactful.
• An underweight allocation to the health care sector.
• An underweight allocation to the information technology sector.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2015 through December 31, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITIHF

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Initial Class - without sales charge	34.09	18.12	15.29
S&P 500 Index[1]	25.02	14.53	13.10
Russell 1000 Growth Index	33.36	18.96	16.78
1	Effective July 24, 2024, the S&P 500 Index replaced the Russell 1000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$215.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	38
Total Advisory Fees Paid During the Reporting Period	$1,367,475
Portfolio Turnover Rate	14%
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	9.3%
Tesla, Inc.	8.9%
Meta Platforms, Inc. Class A	7.3%
Amazon.com, Inc.	6.4%
Netflix, Inc.	5.9%
Alphabet, Inc. Class A	5.2%
Visa, Inc. Class A	5.0%
Oracle Corp.	4.7%
Boeing Co.	4.3%
Microsoft Corp.	4.2%

Sectors (% of Total Investments)
Information Technology	29.0%
Communication Services	22.1%
Consumer Discretionary	19.5%
Health Care	11.3%
Financials	9.2%
Industrials	5.9%
Consumer Staples	2.2%
MM202912-309770	PAGE 2	TSR-AR-ITIHF

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-ITIHF

MML Large Cap Growth Fund
Service Class
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the MML Large Cap Growth Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$111	0.95%
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Growth Index:
• Stock selection within the information technology sector, where an underweight allocation to Microsoft Corp. was particularly impactful.
• Stock selection within the consumer discretionary sector, where an overweight allocation to Tesla, Inc. was particularly impactful.
• An overweight allocation to the communication services sector.
Top detractors to the Fund’s performance relative to the Russell 1000 Growth Index:
• Stock selection within the industrials sector, where an overweight allocation to Boeing Co. was particularly impactful.
• An underweight allocation to the health care sector.
• An underweight allocation to the information technology sector.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2015 through December 31, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITIHG

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	33.77	17.85	15.00
S&P 500 Index[1]	25.02	14.53	13.10
Russell 1000 Growth Index	33.36	18.96	16.78
1	Effective July 24, 2024, the S&P 500 Index replaced the Russell 1000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$215.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	38
Total Advisory Fees Paid During the Reporting Period	$1,367,475
Portfolio Turnover Rate	14%
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	9.3%
Tesla, Inc.	8.9%
Meta Platforms, Inc. Class A	7.3%
Amazon.com, Inc.	6.4%
Netflix, Inc.	5.9%
Alphabet, Inc. Class A	5.2%
Visa, Inc. Class A	5.0%
Oracle Corp.	4.7%
Boeing Co.	4.3%
Microsoft Corp.	4.2%

Sectors (% of Total Investments)
Information Technology	29.0%
Communication Services	22.1%
Consumer Discretionary	19.5%
Health Care	11.3%
Financials	9.2%
Industrials	5.9%
Consumer Staples	2.2%
MM202912-309770	PAGE 2	TSR-AR-ITIHG

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-ITIHG

MML Managed Volatility Fund
Initial Class
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the MML Managed Volatility Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$127	1.18%
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the S&P 500 Index:
• Inline exposure to the communication services, information technology, and the consumer discretionary sectors.
• The Fund’s volatility was 40% lower than the Index.
• Active index option management enhanced cash flow and the index call premiums supported equity market participation and loss mitigation.
Top detractors to the Fund’s performance relative to the S&P 500 Index:
• Inline exposure to the materials, healthcare, and the energy sectors.
• Net effect of written call options in a rising equity market environment.
• Net effect of purchased put options in a rising equity market environment.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2015 through December 31, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and an additional index that provides a comparison to the returns of fixed income investments. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITIAF

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Initial Class - without sales charge	14.85	6.29	5.36
S&P 500 Index	25.02	14.53	13.10
Bloomberg U.S. Aggregate Bond Index	1.25	-0.33	1.35
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$98.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	521
Total Advisory Fees Paid During the Reporting Period	$761,520
Portfolio Turnover Rate	6%
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Apple, Inc.	7.5%
NVIDIA Corp.	6.5%
Microsoft Corp.	6.2%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc. Class A	2.5%
Tesla, Inc.	2.2%
Alphabet, Inc. Class A	2.2%
Broadcom, Inc.	2.1%
Alphabet, Inc. Class C	1.8%
Berkshire Hathaway, Inc. Class B	1.6%

Sectors (% of Total Investments)
Information Technology	31.9%
Financials	13.3%
Consumer Discretionary	11.1%
Health Care	9.9%
Communication Services	9.2%
Industrials	8.0%
Consumer Staples	5.4%
Energy	3.1%
Utilities	2.3%
Real Estate	2.0%
Materials	1.9%
MM202912-309770	PAGE 2	TSR-AR-ITIAF

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-ITIAF

MML Managed Volatility Fund
Service Class
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the MML Managed Volatility Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$153	1.43%
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the S&P 500 Index:
• Inline exposure to the communication services, information technology, and the consumer discretionary sectors.
• The Fund’s volatility was 40% lower than the Index.
• Active index option management enhanced cash flow and the index call premiums supported equity market participation and loss mitigation.
Top detractors to the Fund’s performance relative to the S&P 500 Index:
• Inline exposure to the materials, healthcare, and the energy sectors.
• Net effect of written call options in a rising equity market environment.
• Net effect of purchased put options in a rising equity market environment.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2015 through December 31, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and an additional index that provides a comparison to the returns of fixed income investments. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITIAG

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	14.56	6.03	5.09
S&P 500 Index	25.02	14.53	13.10
Bloomberg U.S. Aggregate Bond Index	1.25	-0.33	1.35
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$98.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	521
Total Advisory Fees Paid During the Reporting Period	$761,520
Portfolio Turnover Rate	6%
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Apple, Inc.	7.5%
NVIDIA Corp.	6.5%
Microsoft Corp.	6.2%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc. Class A	2.5%
Tesla, Inc.	2.2%
Alphabet, Inc. Class A	2.2%
Broadcom, Inc.	2.1%
Alphabet, Inc. Class C	1.8%
Berkshire Hathaway, Inc. Class B	1.6%

Sectors (% of Total Investments)
Information Technology	31.9%
Financials	13.3%
Consumer Discretionary	11.1%
Health Care	9.9%
Communication Services	9.2%
Industrials	8.0%
Consumer Staples	5.4%
Energy	3.1%
Utilities	2.3%
Real Estate	2.0%
Materials	1.9%
MM202912-309770	PAGE 2	TSR-AR-ITIAG

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-ITIAG

MML Mid Cap Growth Fund
Initial Class
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the MML Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$88	0.83%
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell Midcap® Growth Index:
• Stock selection within the communication services sector, where an overweight allocation to Spotify Technology was impactful.
• An overweight allocation to the communication services sector.
• Stock selection within the consumer staples sector.
Top detractors to the Fund’s performance relative to the Russell Midcap Growth Index:
• Stock selection within the information technology sector.
• Stock selection within, and an overweight allocation to, the health care sector.
• Stock selection within the consumer discretionary sector.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2015 through December 31, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITMCF

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Initial Class - without sales charge	11.16	7.73	10.20
Russell 3000 Index[1]	23.81	13.86	12.55
Russell Midcap Growth Index	22.10	11.47	11.54
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell Midcap Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell Midcap Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$324.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	165
Total Advisory Fees Paid During the Reporting Period	$2,577,659
Portfolio Turnover Rate	44%
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Marvell Technology, Inc.	2.9%
Veeva Systems, Inc. Class A	2.2%
Trade Desk, Inc. Class A	1.9%
Liberty Media Corp.-Liberty Formula One Class C	1.8%
DraftKings, Inc. Class A	1.5%
Tradeweb Markets, Inc. Class A	1.5%
Hologic, Inc.	1.5%
Casey’s General Stores, Inc.	1.4%
Teleflex, Inc.	1.3%
PTC, Inc.	1.3%

Sectors (% of Total Investments)
Information Technology	21.1%
Health Care	17.6%
Industrials	15.8%
Consumer Discretionary	11.1%
Financials	10.0%
Communication Services	8.0%
Consumer Staples	4.9%
Energy	4.7%
Materials	3.4%
Real Estate	1.1%
MM202912-309770	PAGE 2	TSR-AR-ITMCF

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-ITMCF

MML Mid Cap Growth Fund
Service Class
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the MML Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$114	1.08%
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell Midcap® Growth Index:
• Stock selection within the communication services sector, where an overweight allocation to Spotify Technology was impactful.
• An overweight allocation to the communication services sector.
• Stock selection within the consumer staples sector.
Top detractors to the Fund’s performance relative to the Russell Midcap Growth Index:
• Stock selection within the information technology sector.
• Stock selection within, and an overweight allocation to, the health care sector.
• Stock selection within the consumer discretionary sector.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2015 through December 31, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITMCG

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	10.82	7.46	9.92
Russell 3000 Index[1]	23.81	13.86	12.55
Russell Midcap Growth Index	22.10	11.47	11.54
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell Midcap Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell Midcap Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$324.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	165
Total Advisory Fees Paid During the Reporting Period	$2,577,659
Portfolio Turnover Rate	44%
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Marvell Technology, Inc.	2.9%
Veeva Systems, Inc. Class A	2.2%
Trade Desk, Inc. Class A	1.9%
Liberty Media Corp.-Liberty Formula One Class C	1.8%
DraftKings, Inc. Class A	1.5%
Tradeweb Markets, Inc. Class A	1.5%
Hologic, Inc.	1.5%
Casey’s General Stores, Inc.	1.4%
Teleflex, Inc.	1.3%
PTC, Inc.	1.3%

Sectors (% of Total Investments)
Information Technology	21.1%
Health Care	17.6%
Industrials	15.8%
Consumer Discretionary	11.1%
Financials	10.0%
Communication Services	8.0%
Consumer Staples	4.9%
Energy	4.7%
Materials	3.4%
Real Estate	1.1%
MM202912-309770	PAGE 2	TSR-AR-ITMCG

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-ITMCG

MML Mid Cap Value Fund
Initial Class
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the MML Mid Cap Value Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$93	0.89%
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell Midcap® Value Index:
• Stock selection within the healthcare sector.
• An underweight allocation to the materials sector.
• An overweight allocation to the utilities sector.
Top detractors to the Fund’s performance relative to the Russell Midcap Value Index:
• Stock selection within the industrials sector.
• An overweight to the healthcare sector.
• An overweight to the consumer staples sector.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2015 through December 31, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITIMF

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Initial Class - without sales charge	8.53	7.31	8.05
Russell 3000 Index[1]	23.81	13.86	12.55
Russell Midcap Value Index	13.07	8.59	8.10
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell Midcap Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell Midcap Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$251.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	109
Total Advisory Fees Paid During the Reporting Period	$2,212,245
Portfolio Turnover Rate	53%
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Zimmer Biomet Holdings, Inc.	3.0%
Henry Schein, Inc.	2.0%
Enterprise Products Partners LP	2.0%
Conagra Brands, Inc.	1.9%
Edison International	1.8%
U.S. Bancorp	1.8%
Truist Financial Corp.	1.7%
Willis Towers Watson PLC	1.7%
Northern Trust Corp.	1.6%
Norfolk Southern Corp.	1.6%

Sectors (% of Total Investments)
Health Care	17.6%
Financials	15.9%
Industrials	14.4%
Consumer Staples	11.9%
Utilities	11.0%
Real Estate	9.0%
Energy	5.6%
Information Technology	5.6%
Materials	3.4%
Communication Services	1.9%
Consumer Discretionary	1.7%
MM202912-309770	PAGE 2	TSR-AR-ITIMF

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-ITIMF

MML Mid Cap Value Fund
Service Class
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the MML Mid Cap Value Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$119	1.14%
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell Midcap® Value Index:
• Stock selection within the healthcare sector.
• An underweight allocation to the materials sector.
• An overweight allocation to the utilities sector.
Top detractors to the Fund’s performance relative to the Russell Midcap Value Index:
• Stock selection within the industrials sector.
• An overweight to the healthcare sector.
• An overweight to the consumer staples sector.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2015 through December 31, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITIMG

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	8.29	7.05	7.79
Russell 3000 Index[1]	23.81	13.86	12.55
Russell Midcap Value Index	13.07	8.59	8.10
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell Midcap Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell Midcap Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$251.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	109
Total Advisory Fees Paid During the Reporting Period	$2,212,245
Portfolio Turnover Rate	53%
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Zimmer Biomet Holdings, Inc.	3.0%
Henry Schein, Inc.	2.0%
Enterprise Products Partners LP	2.0%
Conagra Brands, Inc.	1.9%
Edison International	1.8%
U.S. Bancorp	1.8%
Truist Financial Corp.	1.7%
Willis Towers Watson PLC	1.7%
Northern Trust Corp.	1.6%
Norfolk Southern Corp.	1.6%

Sectors (% of Total Investments)
Health Care	17.6%
Financials	15.9%
Industrials	14.4%
Consumer Staples	11.9%
Utilities	11.0%
Real Estate	9.0%
Energy	5.6%
Information Technology	5.6%
Materials	3.4%
Communication Services	1.9%
Consumer Discretionary	1.7%
MM202912-309770	PAGE 2	TSR-AR-ITIMG

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-ITIMG

MML Small Cap Growth Equity Fund
Initial Class
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the MML Small Cap Growth Equity Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$114	1.08%
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 2000® Growth Index:
• Stock selection in energy, where a position in Viper Energy Inc. was particularly impactful.
• An underweight allocation to the healthcare sector, which significantly underperformed the Index.
Top detractors to the Fund’s performance relative to the Russell 2000 Growth Index:
• An underweight allocation and stock selection in information technology, which was the second-best performing sector in the period.
• Stock selection in the industrials sector.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2015 through December 31, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITJCF

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Initial Class - without sales charge	10.29	7.58	9.24
Russell 3000 Index[1]	23.81	13.86	12.55
Russell 2000 Growth Index	15.15	6.86	8.09
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$148.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	186
Total Advisory Fees Paid During the Reporting Period	$1,521,818
Portfolio Turnover Rate	46%
MM202912-309770	PAGE 2	TSR-AR-ITJCF

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Fluor Corp.	2.1%
AZEK Co., Inc.	1.8%
Verra Mobility Corp.	1.7%
Cabot Corp.	1.7%
Applied Industrial Technologies, Inc.	1.6%
Viper Energy, Inc.	1.6%
PROCEPT BioRobotics Corp.	1.5%
Champion Homes, Inc.	1.4%
PJT Partners, Inc. Class A	1.4%
Cadence Bank	1.3%

Sectors (% of Total Investments)
Industrials	23.9%
Health Care	21.0%
Information Technology	14.2%
Financials	11.2%
Consumer Discretionary	9.9%
Real Estate	5.0%
Energy	3.8%
Communication Services	3.2%
Materials	2.8%
Consumer Staples	2.5%
Utilities	1.1%
Exchange Traded Funds	0.4%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-ITJCF

MML Small Cap Growth Equity Fund
Service Class
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the MML Small Cap Growth Equity Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$140	1.33%
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 2000® Growth Index:
• Stock selection in energy, where a position in Viper Energy Inc. was particularly impactful.
• An underweight allocation to the healthcare sector, which significantly underperformed the Index.
Top detractors to the Fund’s performance relative to the Russell 2000 Growth Index:
• An underweight allocation and stock selection in information technology, which was the second-best performing sector in the period.
• Stock selection in the industrials sector.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2015 through December 31, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITJCG

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	10.01	7.31	8.97
Russell 3000 Index[1]	23.81	13.86	12.55
Russell 2000 Growth Index	15.15	6.86	8.09
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$148.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	186
Total Advisory Fees Paid During the Reporting Period	$1,521,818
Portfolio Turnover Rate	46%
MM202912-309770	PAGE 2	TSR-AR-ITJCG

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Fluor Corp.	2.1%
AZEK Co., Inc.	1.8%
Verra Mobility Corp.	1.7%
Cabot Corp.	1.7%
Applied Industrial Technologies, Inc.	1.6%
Viper Energy, Inc.	1.6%
PROCEPT BioRobotics Corp.	1.5%
Champion Homes, Inc.	1.4%
PJT Partners, Inc. Class A	1.4%
Cadence Bank	1.3%

Sectors (% of Total Investments)
Industrials	23.9%
Health Care	21.0%
Information Technology	14.2%
Financials	11.2%
Consumer Discretionary	9.9%
Real Estate	5.0%
Energy	3.8%
Communication Services	3.2%
Materials	2.8%
Consumer Staples	2.5%
Utilities	1.1%
Exchange Traded Funds	0.4%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-ITJCG

MML Small Company Value Fund
Class II
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the MML Small Company Value Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$100	0.97%
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 2000® Value Index:
• Stock selection within the energy sector.
• Stock selection within the industrials sector.
• An underweight allocation to the healthcare sector.
Top detractors to the Fund’s performance relative to the Russell 2000 Value Index:
• Stock selection within the consumer discretionary sector.
• Stock selection within the communication services sector.
• An overweight allocation to the energy sector.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2015 through December 31, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITJY8

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Class II - without sales charge	7.18	7.76	8.32
Russell 3000 Index[1]	23.81	13.86	12.55
Russell 2000 Value Index	8.05	7.29	7.14
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$65.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	113
Total Advisory Fees Paid During the Reporting Period	$518,048
Portfolio Turnover Rate	39%
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Old National Bancorp	2.9%
Axis Capital Holdings Ltd.	2.8%
Timken Co.	2.3%
Graphic Packaging Holding Co.	2.3%
FNB Corp.	2.2%
SouthState Corp.	2.2%
Webster Financial Corp.	2.2%
EVERTEC, Inc.	2.2%
Enovis Corp.	2.0%
Brink’s Co.	2.0%

Sectors (% of Total Investments)
Financials	33.9%
Industrials	17.1%
Consumer Discretionary	13.0%
Energy	10.9%
Real Estate	5.3%
Information Technology	5.0%
Health Care	4.2%
Materials	4.2%
Consumer Staples	3.5%
Communication Services	1.4%
Utilities	0.3%
MM202912-309770	PAGE 2	TSR-AR-ITJY8

HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Prior to May 1, 2024, MML Investment Advisers, LLC had agreed to waive 0.15% of the investment advisory fee of the Fund through April 30, 2024.
On May 1, 2024, this agreement was replaced by a new agreement with MML Investment Advisers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.99% and 1.24% for Class II and Service Class I shares, respectively.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-ITJY8

MML Small Company Value Fund
Service Class I
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the MML Small Company Value Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$126	1.22%
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 2000® Value Index:
• Stock selection within the energy sector.
• Stock selection within the industrials sector.
• An underweight allocation to the healthcare sector.
Top detractors to the Fund’s performance relative to the Russell 2000 Value Index:
• Stock selection within the consumer discretionary sector.
• Stock selection within the communication services sector.
• An overweight allocation to the energy sector.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2015 through December 31, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITJYG

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Service Class I - without sales charge	6.97	7.50	8.05
Russell 3000 Index[1]	23.81	13.86	12.55
Russell 2000 Value Index	8.05	7.29	7.14
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$65.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	113
Total Advisory Fees Paid During the Reporting Period	$518,048
Portfolio Turnover Rate	39%
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Old National Bancorp	2.9%
Axis Capital Holdings Ltd.	2.8%
Timken Co.	2.3%
Graphic Packaging Holding Co.	2.3%
FNB Corp.	2.2%
SouthState Corp.	2.2%
Webster Financial Corp.	2.2%
EVERTEC, Inc.	2.2%
Enovis Corp.	2.0%
Brink’s Co.	2.0%

Sectors (% of Total Investments)
Financials	33.9%
Industrials	17.1%
Consumer Discretionary	13.0%
Energy	10.9%
Real Estate	5.3%
Information Technology	5.0%
Health Care	4.2%
Materials	4.2%
Consumer Staples	3.5%
Communication Services	1.4%
Utilities	0.3%
MM202912-309770	PAGE 2	TSR-AR-ITJYG

HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Prior to May 1, 2024, MML Investment Advisers, LLC had agreed to waive 0.15% of the investment advisory fee of the Fund through April 30, 2024.
On May 1, 2024, this agreement was replaced by a new agreement with MML Investment Advisers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.99% and 1.24% for Class II and Service Class I shares, respectively.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-ITJYG

MML Small/Mid Cap Value Fund
Initial Class
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the MML Small/Mid Cap Value Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$87	0.83%
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 2500™ Value Index:
• Stock selection within the financials sector.
• Stock selection within the communication services sector.
• Stock selection within the information technology sector.
Top detractors to the Fund’s performance relative to the Russell 2500 Value Index:
• Stock selection within the healthcare sector.
• Stock selection within the consumer staples sector.
• Stock selection within the utilities sector.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2015 through December 31, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-IZDEF

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Initial Class - without sales charge	10.29	9.15	7.83
Russell 3000 Index[1]	23.81	13.86	12.55
Russell 2500 Value Index	10.98	8.44	7.81
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2500 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2500 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$128.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	91
Total Advisory Fees Paid During the Reporting Period	$998,794
Portfolio Turnover Rate	55%
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Tapestry, Inc.	1.9%
F5, Inc.	1.8%
Bath & Body Works, Inc.	1.7%
CH Robinson Worldwide, Inc.	1.7%
Pentair PLC	1.5%
NCR Atleos Corp.	1.5%
Jones Lang LaSalle, Inc.	1.5%
BJ’s Wholesale Club Holdings, Inc.	1.5%
Cameco Corp.	1.5%
Encompass Health Corp.	1.5%

Sectors (% of Total Investments)
Industrials	20.8%
Financials	20.4%
Consumer Discretionary	15.4%
Information Technology	12.0%
Real Estate	8.1%
Health Care	6.6%
Energy	5.4%
Materials	3.1%
Utilities	2.8%
Consumer Staples	2.7%
Communication Services	2.0%
MM202912-309770	PAGE 2	TSR-AR-IZDEF

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-IZDEF

MML Small/Mid Cap Value Fund
Service Class
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the MML Small/Mid Cap Value Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$113	1.08%
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 2500™ Value Index:
• Stock selection within the financials sector.
• Stock selection within the communication services sector.
• Stock selection within the information technology sector.
Top detractors to the Fund’s performance relative to the Russell 2500 Value Index:
• Stock selection within the healthcare sector.
• Stock selection within the consumer staples sector.
• Stock selection within the utilities sector.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2015 through December 31, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-IZDEG

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	9.89	8.86	7.55
Russell 3000 Index[1]	23.81	13.86	12.55
Russell 2500 Value Index	10.98	8.44	7.81
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2500 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2500 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$128.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	91
Total Advisory Fees Paid During the Reporting Period	$998,794
Portfolio Turnover Rate	55%
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Tapestry, Inc.	1.9%
F5, Inc.	1.8%
Bath & Body Works, Inc.	1.7%
CH Robinson Worldwide, Inc.	1.7%
Pentair PLC	1.5%
NCR Atleos Corp.	1.5%
Jones Lang LaSalle, Inc.	1.5%
BJ’s Wholesale Club Holdings, Inc.	1.5%
Cameco Corp.	1.5%
Encompass Health Corp.	1.5%

Sectors (% of Total Investments)
Industrials	20.8%
Financials	20.4%
Consumer Discretionary	15.4%
Information Technology	12.0%
Real Estate	8.1%
Health Care	6.6%
Energy	5.4%
Materials	3.1%
Utilities	2.8%
Consumer Staples	2.7%
Communication Services	2.0%
MM202912-309770	PAGE 2	TSR-AR-IZDEG

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-IZDEG

MML Sustainable Equity Fund
Initial Class
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the MML Sustainable Equity Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$63	0.57%
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the S&P 500 Index:
• An overweight allocation to the information technology sector.
• An underweight allocation to the consumer staples sector.
• An underweight allocation to the energy sector.
Top detractors to the Fund’s performance relative to the S&P 500 Index:
• Stock selection within the information technology sector, where an underweight allocation to Broadcom Inc. was particularly impactful.
• Stock selection within the energy sector, where an overweight allocation to Schlumberger NV was particularly impactful.
• Stock selection within the consumer staples sector, where no allocation to Walmart Inc. was particularly impactful.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2015 through December 31, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITJRF

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Initial Class - without sales charge	19.94	12.53	11.82
S&P 500 Index	25.02	14.53	13.10
The Fund’s name and investment strategy changed on April 29, 2022. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$144.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	108
Total Advisory Fees Paid During the Reporting Period	$736,486
Portfolio Turnover Rate	29%
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Microsoft Corp.	7.9%
Apple, Inc.	7.2%
NVIDIA Corp.	7.2%
Alphabet, Inc. Class A	4.4%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc. Class A	2.6%
Broadcom, Inc.	2.5%
Tesla, Inc.	2.2%
Mastercard, Inc. Class A	1.7%
UnitedHealth Group, Inc.	1.7%

Sectors (% of Total Investments)
Information Technology	33.5%
Financials	14.1%
Consumer Discretionary	12.2%
Health Care	10.5%
Industrials	8.5%
Communication Services	8.2%
Consumer Staples	4.8%
Energy	2.5%
Materials	2.0%
Real Estate	2.0%
Utilities	1.5%
MM202912-309770	PAGE 2	TSR-AR-ITJRF

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-ITJRF

MML Sustainable Equity Fund
Service Class
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the MML Sustainable Equity Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$90	0.82%
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the S&P 500 Index:
• An overweight allocation to the information technology sector.
• An underweight allocation to the consumer staples sector.
• An underweight allocation to the energy sector.
Top detractors to the Fund’s performance relative to the S&P 500 Index:
• Stock selection within the information technology sector, where an underweight allocation to Broadcom Inc. was particularly impactful.
• Stock selection within the energy sector, where an overweight allocation to Schlumberger NV was particularly impactful.
• Stock selection within the consumer staples sector, where no allocation to Walmart Inc. was particularly impactful.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2015 through December 31, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITJRG

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	19.60	12.24	11.53
S&P 500 Index	25.02	14.53	13.10
The Fund’s name and investment strategy changed on April 29, 2022. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$144.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	108
Total Advisory Fees Paid During the Reporting Period	$736,486
Portfolio Turnover Rate	29%
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Microsoft Corp.	7.9%
Apple, Inc.	7.2%
NVIDIA Corp.	7.2%
Alphabet, Inc. Class A	4.4%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc. Class A	2.6%
Broadcom, Inc.	2.5%
Tesla, Inc.	2.2%
Mastercard, Inc. Class A	1.7%
UnitedHealth Group, Inc.	1.7%

Sectors (% of Total Investments)
Information Technology	33.5%
Financials	14.1%
Consumer Discretionary	12.2%
Health Care	10.5%
Industrials	8.5%
Communication Services	8.2%
Consumer Staples	4.8%
Energy	2.5%
Materials	2.0%
Real Estate	2.0%
Utilities	1.5%
MM202912-309770	PAGE 2	TSR-AR-ITJRG

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-ITJRG

MML Total Return Bond Fund
Class II
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the MML Total Return Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$63	0.63%
HOW DID THE FUND PERFORM?
Global bond market returns were negative for the trailing one-year period ended December 31, 2024, largely driven by higher fixed income market yields in the U.S. during the fourth quarter. In response to improved inflation data, central banks lowered policy interest rates throughout the one-year period. The U.S. Federal Reserve lowered its policy rate by a full percentage point over the course of three consecutive policy-setting meetings in September, November, and December. Despite these changes, U.S. Treasury yields rose substantially in the fourth quarter, as further improvement in inflation data stalled, and growth sentiment improved following the U.S. presidential election. Higher market yields in the U.S. led to lower bond prices, and the resulting stronger U.S. dollar translated to negative effect on returns of non-U.S. dollar denominated debt. During the period, government bonds generally underperformed credit sectors such as corporate bonds and securitized assets.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• Security selection and allocation to mortgage-backed securities (MBS) was mostly positive.
• Other securitized assets in commercial mortgage-backed securities (CMBS) and asset-backed securities (ABS) also aided performance.
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• Underweight to corporate credit in investment grade detracted, as credit was an area of strength and spreads declined.
• Selection in U.S. Treasury securities with the Fund’s positioning emphasis on intermediate maturities, while Treasury securities of longer-term maturities outperformed.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2015 through December 31, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-IYFIF

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Class II - without sales charge	0.47	-0.58	1.13
Bloomberg U.S. Aggregate Bond Index	1.25	-0.33	1.35
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$306.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	541
Total Advisory Fees Paid During the Reporting Period	$1,281,698
Portfolio Turnover Rate	514%
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
U.S. Treasury Obligations	33.9%
U.S. Government Agency Obligations and Instrumentalities	32.7%
Non-U.S. Government Agency Obligations	16.1%
Corporate Debt	12.9%
Bank Loans	1.1%
Municipal Obligations	0.7%
Sovereign Debt Obligations	0.4%
Common Stock	0.1%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 2	TSR-AR-IYFIF

MML Total Return Bond Fund
Service Class I
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the MML Total Return Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$88	0.88%
HOW DID THE FUND PERFORM?
Global bond market returns were negative for the trailing one-year period ended December 31, 2024, largely driven by higher fixed income market yields in the U.S. during the fourth quarter. In response to improved inflation data, central banks lowered policy interest rates throughout the one-year period. The U.S. Federal Reserve lowered its policy rate by a full percentage point over the course of three consecutive policy-setting meetings in September, November, and December. Despite these changes, U.S. Treasury yields rose substantially in the fourth quarter, as further improvement in inflation data stalled, and growth sentiment improved following the U.S. presidential election. Higher market yields in the U.S. led to lower bond prices, and the resulting stronger U.S. dollar translated to negative effect on returns of non-U.S. dollar denominated debt. During the period, government bonds generally underperformed credit sectors such as corporate bonds and securitized assets.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• Security selection and allocation to mortgage-backed securities (MBS) was mostly positive.
• Other securitized assets in commercial mortgage-backed securities (CMBS) and asset-backed securities (ABS) also aided performance.
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• Underweight to corporate credit in investment grade detracted, as credit was an area of strength and spreads declined.
• Selection in U.S. Treasury securities with the Fund’s positioning emphasis on intermediate maturities, while Treasury securities of longer-term maturities outperformed.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2015 through December 31, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-IYFIG

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Service Class I - without sales charge	0.26	-0.81	0.88
Bloomberg U.S. Aggregate Bond Index	1.25	-0.33	1.35
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$306.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	541
Total Advisory Fees Paid During the Reporting Period	$1,281,698
Portfolio Turnover Rate	514%
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
U.S. Treasury Obligations	33.9%
U.S. Government Agency Obligations and Instrumentalities	32.7%
Non-U.S. Government Agency Obligations	16.1%
Corporate Debt	12.9%
Bank Loans	1.1%
Municipal Obligations	0.7%
Sovereign Debt Obligations	0.4%
Common Stock	0.1%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 2	TSR-AR-IYFIG

(b)	Not applicable.

Item 2. Code of Ethics.

As of December 31, 2024, the Registrant adopted a Code of Ethics that applies to the Principal Executive Officer, Principal Financial Officer, and other senior financial officers pursuant to the Sarbanes-Oxley Act of 2002. For the year ended December 31, 2024, there were no reportable amendments to any provision of the Code of Ethics and the Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code of Ethics. A copy of its Code of Ethics is filed with this Form N-CSR under Item 19(a)(1).

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that Nabil N. El-Hage, a member of the Audit Committee, is an audit committee financial expert as defined by the Securities and Exchange Commission (the “SEC”). Mr. El-Hage is “independent” as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Principal Accountant Fees and Services.

References below to Deloitte & Touche LLP include its affiliates where applicable.

(a)	AUDIT FEES: The aggregate fees billed to the Registrant for professional services rendered by its independent auditors, Deloitte & Touche LLP, for the audit of the Registrant’s annual financial statements for the fiscal years ended 2024 and 2023 were $1,333,922 and $881,847, respectively.

(b)	AUDIT-RELATED FEES: No such fees were billed to the Registrant by Deloitte & Touche LLP for the fiscal years ended 2024 and 2023. No such fees were billed to the Registrant’s adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant by Deloitte & Touche LLP* for the fiscal years ended 2024 and 2023.

(c)	TAX FEES: No such fees were billed to the Registrant by Deloitte & Touche LLP for the fiscal years ended 2024 and 2023. No such fees were billed to the Registrant’s adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant by Deloitte & Touche LLP* for the fiscal years ended 2024 and 2023.

(d)	ALL OTHER FEES: No such fees were billed to the Registrant by Deloitte & Touche LLP for the fiscal years ended 2024 and 2023. No such fees were billed to the Registrant’s adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant by Deloitte & Touche LLP* for the fiscal years ended 2024 and 2023.

(e)	(1) AUDIT COMMITTEE PRE-APPROVAL POLICY: All services to be performed for the Registrant by Deloitte & Touche LLP must be pre-approved by the audit committee. All services performed during the fiscal years ended 2024 and 2023 were pre-approved by the committee.

(2)	Not applicable.

(f)	Not applicable.

(g)	The aggregate non-audit fees billed by Deloitte & Touche LLP for services rendered to the Registrant, the Registrant’s adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant, for the fiscal years ended 2024 and 2023 were $114,015 and $1,067,304, respectively.

*	Refers to fees that were required to be approved by the audit committee for services that relate directly to the operations and financial reporting of the Registrant.

(h)	The audit committee considers whether the provision of non-audit services by Deloitte & Touche LLP to the Registrant’s adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining Deloitte & Touche LLP’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Please see portfolio of investments contained in the financial statements filed under Item 7 of this form N-CSR.

(b)	Not applicable.

Please note the Annual Financial Statements and Other Information only contains Items 7-11 of Form N-CSR. All items required by Form N-CSR are filed with the Securities and Exchange Commission.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Portfolios of Investments
MML Conservative Allocation Fund	1
MML Balanced Allocation Fund	2
MML Moderate Allocation Fund	3
MML Growth Allocation Fund	4
MML Aggressive Allocation Fund	5
MML American Funds Growth Fund	6
MML American Funds Core Allocation Fund	7
MML Blue Chip Growth Fund	8
MML Equity Income Fund	11
MML Equity Index Fund	14
MML Focused Equity Fund	21
MML Foreign Fund	22
MML Fundamental Equity Fund	25
MML Fundamental Value Fund	27
MML Global Fund	29
MML Income & Growth Fund	31
MML International Equity Fund	33
MML Large Cap Growth Fund	36
MML Managed Volatility Fund	38
MML Mid Cap Growth Fund	46
MML Mid Cap Value Fund	49
MML Small Cap Growth Equity Fund	52
MML Small Company Value Fund	55
MML Small/Mid Cap Value Fund	58
MML Sustainable Equity Fund	60
MML Total Return Bond Fund	63
Statements of Assets and Liabilities	79
Statements of Operations	91
Statements of Changes in Net Assets	97
Financial Highlights	110
Notes to Financial Statements	136
Report of Independent Registered Public Accounting Firm	177
Federal Tax Information (Unaudited)	178
Financial Statements and Financial Highlights for the American Funds Insurance Series — Growth Fund (Master Fund of the MML American Funds Growth Fund).*
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.	179
Item 9. Proxy Disclosures for Open-End Management Investment Companies.	180
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.	181
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.	182

*	Included in the document titled “American Funds Insurance Series® Financial Statements and Other Information N-CSR Items 7-11 for the year ended December 31, 2024” that is filed herewith.
This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the applicable MML Series Investment Fund. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

MML Conservative Allocation Fund – Portfolio of Investments

December 31, 2024

	Number of Shares	Value
Mutual Funds — 100.1%
Equity Funds — 40.3%
MML Blue Chip Growth Fund, Initial Class (a)	497,473	$10,029,055
MML Equity Income Fund, Initial Class (a)	783,150	7,909,812
MML Focused Equity Fund, Class II (a)	1,868,947	13,961,032
MML Foreign Fund, Initial Class (a)	433,504	4,148,633
MML Fundamental Equity Fund, Class II (a)	561,886	6,456,067
MML Fundamental Value Fund, Class II (a)	616,446	7,835,030
MML Global Fund, Class I (a)	1,162,028	4,892,138
MML Income & Growth Fund, Initial Class (a)	352,660	3,466,644
MML International Equity Fund, Class II (a)	1,225,423	12,499,318
MML Large Cap Growth Fund, Initial Class (a)	457,001	7,860,423
MML Mid Cap Growth Fund, Initial Class (a)	529,037	5,993,996
MML Mid Cap Value Fund, Initial Class (a)	557,525	4,527,100
MML Small Cap Growth Equity Fund, Initial Class (a)	122,201	1,325,768
MML Small Company Value Fund, Class II (a)	275,781	2,487,541
MML Small/Mid Cap Value Fund, Initial Class (a)	161,334	1,484,274
MML Strategic Emerging Markets Fund, Class II (a)	340,532	1,780,980
		96,657,811
Fixed Income Funds — 59.8%
Invesco V.I. Global Strategic Income Fund, Series I	1,136,973	4,877,615

	Number of Shares	Value
MML Dynamic Bond Fund, Class II (a)	3,518,500	$28,570,219
MML High Yield Fund, Class II (a)	81,251	718,258
MML Inflation-Protected and Income Fund, Initial Class (a)	645,824	5,528,256
MML Managed Bond Fund, Initial Class (a)	4,346,477	46,799,818
MML Short-Duration Bond Fund, Class II (a)	1,440,667	13,138,882
MML Total Return Bond Fund, Class II (a)	4,674,603	40,809,285
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio, Institutional Shares	446,544	3,246,371
		143,688,704
TOTAL MUTUAL FUNDS (Cost $254,650,871)		240,346,515
TOTAL LONG-TERM INVESTMENTS (Cost $254,650,871)		240,346,515
TOTAL INVESTMENTS — 100.1% (Cost $254,650,871) (b)		240,346,515
Other Assets/ (Liabilities) — (0.1)%		(222,993)
NET ASSETS — 100.0%		$240,123,522

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
1

MML Balanced Allocation Fund – Portfolio of Investments

December 31, 2024

	Number of Shares	Value
Mutual Funds — 100.1%
Equity Funds — 50.1%
MML Blue Chip Growth Fund, Initial Class (a)	747,935	$15,078,360
MML Equity Income Fund, Initial Class (a)	1,176,981	11,887,507
MML Focused Equity Fund, Class II (a)	2,848,134	21,275,560
MML Foreign Fund, Initial Class (a)	652,834	6,247,624
MML Fundamental Equity Fund, Class II (a)	848,466	9,748,872
MML Fundamental Value Fund, Class II (a)	936,375	11,901,323
MML Global Fund, Class I (a)	1,753,541	7,382,406
MML Income & Growth Fund, Initial Class (a)	514,581	5,058,330
MML International Equity Fund, Class II (a)	1,874,475	19,119,650
MML Large Cap Growth Fund, Initial Class (a)	687,669	11,827,910
MML Mid Cap Growth Fund, Initial Class (a)	796,159	9,020,485
MML Mid Cap Value Fund, Initial Class (a)	840,554	6,825,302
MML Small Cap Growth Equity Fund, Initial Class (a)	183,029	1,985,693
MML Small Company Value Fund, Class II (a)	414,186	3,735,955
MML Small/Mid Cap Value Fund, Initial Class (a)	240,065	2,208,598
MML Strategic Emerging Markets Fund, Class II (a)	513,042	2,683,209
		145,986,784
Fixed Income Funds — 50.0%
Invesco V.I. Global Strategic Income Fund, Series I	1,140,635	4,893,326

	Number of Shares	Value
MML Dynamic Bond Fund, Class II (a)	3,579,997	$29,069,571
MML High Yield Fund, Class II (a)	81,495	720,418
MML Inflation-Protected and Income Fund, Initial Class (a)	647,845	5,545,550
MML Managed Bond Fund, Initial Class (a)	4,395,180	47,324,218
MML Short-Duration Bond Fund, Class II (a)	1,445,086	13,179,181
MML Total Return Bond Fund, Class II (a)	4,722,309	41,225,757
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio, Institutional Shares	481,740	3,502,250
		145,460,271
TOTAL MUTUAL FUNDS (Cost $306,236,343)		291,447,055
TOTAL LONG-TERM INVESTMENTS (Cost $306,236,343)		291,447,055
TOTAL INVESTMENTS — 100.1% (Cost $306,236,343) (b)		291,447,055
Other Assets/ (Liabilities) — (0.1)%		(260,172)
NET ASSETS — 100.0%		$291,186,883

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
2

MML Moderate Allocation Fund – Portfolio of Investments

December 31, 2024

	Number of Shares	Value
Mutual Funds — 100.1%
Equity Funds — 60.1%
MML Blue Chip Growth Fund, Initial Class (a)	3,124,284	$62,985,575
MML Equity Income Fund, Initial Class (a)	4,940,151	49,895,527
MML Focused Equity Fund, Class II (a)	11,720,124	87,549,326
MML Foreign Fund, Initial Class (a)	2,653,500	25,393,996
MML Fundamental Equity Fund, Class II (a)	3,539,212	40,665,545
MML Fundamental Value Fund, Class II (a)	3,911,781	49,718,738
MML Global Fund, Class I (a)	7,160,237	30,144,600
MML Income & Growth Fund, Initial Class (a)	2,199,690	21,622,955
MML International Equity Fund, Class II (a)	7,670,256	78,236,609
MML Large Cap Growth Fund, Initial Class (a)	2,825,149	48,592,556
MML Mid Cap Growth Fund, Initial Class (a)	3,272,583	37,078,361
MML Mid Cap Value Fund, Initial Class (a)	3,412,950	27,713,150
MML Small Cap Growth Equity Fund, Initial Class (a)	748,028	8,115,416
MML Small Company Value Fund, Class II (a)	1,696,602	15,303,354
MML Small/Mid Cap Value Fund, Initial Class (a)	990,746	9,114,865
MML Strategic Emerging Markets Fund, Class II (a)	2,105,410	11,011,296
		603,141,869
Fixed Income Funds — 40.0%
Invesco V.I. Global Strategic Income Fund, Series I	3,115,072	13,363,659

	Number of Shares	Value
MML Dynamic Bond Fund, Class II (a)	9,881,789	$80,240,124
MML High Yield Fund, Class II (a)	222,565	1,967,478
MML Inflation-Protected and Income Fund, Initial Class (a)	1,769,144	15,143,874
MML Managed Bond Fund, Initial Class (a)	12,094,550	130,225,649
MML Short-Duration Bond Fund, Class II (a)	3,954,878	36,068,483
MML Total Return Bond Fund, Class II (a)	12,980,313	113,318,136
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio, Institutional Shares	1,471,815	10,700,096
		401,027,499
TOTAL MUTUAL FUNDS (Cost $1,029,123,652)		1,004,169,368
TOTAL LONG-TERM INVESTMENTS (Cost $1,029,123,652)		1,004,169,368
TOTAL INVESTMENTS — 100.1% (Cost $1,029,123,652) (b)		1,004,169,368
Other Assets/ (Liabilities) — (0.1)%		(849,062)
NET ASSETS — 100.0%		$1,003,320,306

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
3

MML Growth Allocation Fund – Portfolio of Investments

December 31, 2024

	Number of Shares	Value
Mutual Funds — 100.1%
Equity Funds — 75.0%
MML Blue Chip Growth Fund, Initial Class (a)	3,566,076	$71,892,087
MML Equity Income Fund, Initial Class (a)	5,569,382	56,250,756
MML Focused Equity Fund, Class II (a)	13,168,718	98,370,327
MML Foreign Fund, Initial Class (a)	2,958,398	28,311,869
MML Fundamental Equity Fund, Class II (a)	3,986,642	45,806,514
MML Fundamental Value Fund, Class II (a)	4,401,226	55,939,577
MML Global Fund, Class I (a)	8,024,713	33,784,043
MML Income & Growth Fund, Initial Class (a)	2,547,128	25,038,269
MML International Equity Fund, Class II (a)	8,701,827	88,758,633
MML Large Cap Growth Fund, Initial Class (a)	3,216,576	55,325,105
MML Mid Cap Growth Fund, Initial Class (a)	3,711,555	42,051,922
MML Mid Cap Value Fund, Initial Class (a)	3,831,866	31,114,752
MML Small Cap Growth Equity Fund, Initial Class (a)	839,190	9,104,442
MML Small Company Value Fund, Class II (a)	2,004,564	18,081,170
MML Small/Mid Cap Value Fund, Initial Class (a)	1,110,086	10,212,788
MML Strategic Emerging Markets Fund, Class II (a)	2,528,394	13,223,503
		683,265,757
Fixed Income Funds — 25.1%
Invesco V.I. Global Strategic Income Fund, Series I	1,748,418	7,500,712

	Number of Shares	Value
MML Dynamic Bond Fund, Class II (a)	5,552,992	$45,090,292
MML High Yield Fund, Class II (a)	124,852	1,103,691
MML Inflation-Protected and Income Fund, Initial Class (a)	993,011	8,500,178
MML Managed Bond Fund, Initial Class (a)	6,875,660	74,032,292
MML Short-Duration Bond Fund, Class II (a)	2,262,805	20,636,779
MML Total Return Bond Fund, Class II (a)	7,321,234	63,914,377
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio, Institutional Shares	1,024,445	7,447,718
		228,226,039
TOTAL MUTUAL FUNDS (Cost $919,265,156)		911,491,796
TOTAL LONG-TERM INVESTMENTS (Cost $919,265,156)		911,491,796
TOTAL INVESTMENTS — 100.1% (Cost $919,265,156) (b)		911,491,796
Other Assets/ (Liabilities) — (0.1)%		(640,190)
NET ASSETS — 100.0%		$910,851,606

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
4

MML Aggressive Allocation Fund – Portfolio of Investments

December 31, 2024

	Number of Shares	Value
Mutual Funds — 100.1%
Equity Funds — 90.1%
MML Blue Chip Growth Fund, Initial Class (a)	580,353	$11,699,911
MML Equity Income Fund, Initial Class (a)	885,839	8,946,976
MML Focused Equity Fund, Class II (a)	2,078,433	15,525,892
MML Foreign Fund, Initial Class (a)	506,179	4,844,134
MML Fundamental Equity Fund, Class II (a)	664,082	7,630,305
MML Fundamental Value Fund, Class II (a)	716,226	9,103,233
MML Global Fund, Class I (a)	1,275,451	5,369,649
MML Income & Growth Fund, Initial Class (a)	399,790	3,929,935
MML International Equity Fund, Class II (a)	1,407,957	14,361,166
MML Large Cap Growth Fund, Initial Class (a)	536,683	9,230,947
MML Mid Cap Growth Fund, Initial Class (a)	593,859	6,728,418
MML Mid Cap Value Fund, Initial Class (a)	609,595	4,949,912
MML Small Cap Growth Equity Fund, Initial Class (a)	133,707	1,450,603
MML Small Company Value Fund, Class II (a)	303,581	2,738,297
MML Small/Mid Cap Value Fund, Initial Class (a)	177,810	1,635,848
MML Strategic Emerging Markets Fund, Class II (a)	413,274	2,161,423
		110,306,649
Fixed Income Funds — 10.0%
Invesco V.I. Global Strategic Income Fund, Series I	92,419	396,479

	Number of Shares	Value
MML Dynamic Bond Fund, Class II (a)	284,720	$2,311,925
MML High Yield Fund, Class II (a)	6,604	58,378
MML Inflation-Protected and Income Fund, Initial Class (a)	52,493	449,338
MML Managed Bond Fund, Initial Class (a)	357,035	3,844,298
MML Short-Duration Bond Fund, Class II (a)	114,391	1,043,250
MML Total Return Bond Fund, Class II (a)	382,491	3,339,147
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio, Institutional Shares	101,955	741,211
		12,184,026
TOTAL MUTUAL FUNDS
(Cost $120,958,587)		122,490,675
TOTAL LONG-TERM INVESTMENTS
(Cost $120,958,587)		122,490,675
TOTAL INVESTMENTS — 100.1% (Cost $120,958,587) (b)		122,490,675
Other Assets/ (Liabilities) — (0.1)%		(104,288)
NET ASSETS — 100.0%		$122,386,387

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
5

MML American Funds Growth Fund – Portfolio of Investments

December 31, 2024

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 100.1%
American Funds Insurance Series® - Growth Fund, Class 1	2,306,762	$294,042,970
		294,042,970
TOTAL MUTUAL FUNDS (Cost $211,816,184)		294,042,970
TOTAL INVESTMENTS — 100.1% (Cost $211,816,184) (a)		294,042,970
Other Assets/ (Liabilities) — (0.1)%		(333,649)
NET ASSETS — 100.0%		$293,709,321

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
6

MML American Funds Core Allocation Fund – Portfolio of Investments

December 31, 2024

	Number of Shares	Value
Mutual Funds — 100.1%
Equity Funds — 65.3%
American Funds Insurance Series® Growth-Income Fund, Class 1	2,356,342	$163,977,858
American Funds Insurance Series® International Fund, Class 1	3,069,794	54,765,129
American Funds Insurance Series® Washington Mutual Investors Fund, Class 1	9,538,641	160,821,491
		379,564,478
Fixed Income Funds — 34.8%
American Funds Insurance Series® The Bond Fund Of America, Class 1	21,857,245	202,616,665
TOTAL MUTUAL FUNDS (Cost $532,901,050)		582,181,143
TOTAL LONG-TERM INVESTMENTS (Cost $532,901,050)		582,181,143
TOTAL INVESTMENTS — 100.1% (Cost $532,901,050) (a)		582,181,143
Other Assets/ (Liabilities) — (0.1)%		(723,528)
NET ASSETS — 100.0%		$581,457,615

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
7

MML Blue Chip Growth Fund – Portfolio of Investments

December 31, 2024

	Number of Shares	Value
Equities — 98.0%
Common Stock — 97.8%
Communication Services — 16.0%
Alphabet, Inc. Class A	34,808	$6,589,153
Alphabet, Inc. Class C	162,611	30,967,639
Meta Platforms, Inc. Class A	41,347	24,209,082
Netflix, Inc. (a)	11,562	10,305,442
Sea Ltd. ADR (a)	15,913	1,688,369
T-Mobile US, Inc.	22,281	4,918,085
		78,677,770
Consumer Discretionary — 17.2%
Amazon.com, Inc. (a)	197,010	43,222,024
Booking Holdings, Inc.	949	4,715,031
Carvana Co. (a)	41,979	8,536,849
Chipotle Mexican Grill, Inc. (a)	74,703	4,504,591
DoorDash, Inc., Class A (a)	11,209	1,880,310
Lululemon Athletica, Inc. (a)	2,337	893,692
NIKE, Inc. Class B	1,996	151,037
Ross Stores, Inc.	14,988	2,267,235
Tesla, Inc. (a)	39,516	15,958,141
TJX Cos., Inc.	16,728	2,020,910
		84,149,820
Consumer Staples — 0.9%
Colgate-Palmolive Co.	19,107	1,737,017
Dollar General Corp.	1,863	141,253
Mondelez International, Inc. Class A	14,234	850,197
Procter & Gamble Co.	8,285	1,388,980
		4,117,447
Energy — 0.2%
Schlumberger NV	24,671	945,886
Financials — 8.6%
Adyen NV ADR (a)	57,574	844,035
Charles Schwab Corp.	20,703	1,532,229
Chubb Ltd.	16,950	4,683,285
Fiserv, Inc. (a)	5,775	1,186,300
Goldman Sachs Group, Inc.	3,788	2,169,085
Marsh & McLennan Cos., Inc.	9,162	1,946,100
Mastercard, Inc. Class A	22,038	11,604,550
Morgan Stanley	17,704	2,225,747
MSCI, Inc.	216	129,602
S&P Global, Inc.	3,892	1,938,333
Visa, Inc. Class A	44,748	14,142,158
		42,401,424

	Number of Shares	Value
Health Care — 8.3%
AstraZeneca PLC Sponsored ADR	3,971	$260,180
Danaher Corp.	14,457	3,318,604
Elevance Health, Inc.	3,122	1,151,706
Eli Lilly & Co.	19,047	14,704,284
Humana, Inc.	4,682	1,187,870
Intuitive Surgical, Inc. (a)	15,142	7,903,518
Stryker Corp.	6,999	2,519,990
Thermo Fisher Scientific, Inc.	6,025	3,134,386
UnitedHealth Group, Inc.	13,140	6,647,000
Zoetis, Inc.	490	79,836
		40,907,374
Industrials — 1.7%
Cintas Corp.	5,628	1,028,236
GE Vernova, Inc.	3,988	1,311,773
General Electric Co.	19,107	3,186,856
Old Dominion Freight Line, Inc.	7,170	1,264,788
TransDigm Group, Inc.	992	1,257,142
Veralto Corp.	3,266	332,642
		8,381,437
Information Technology — 43.5%
Advanced Micro Devices, Inc. (a)	1,798	217,180
Apple, Inc.	183,388	45,924,023
ASML Holding NV	5,651	3,916,595
Atlassian Corp. Class A (a)	1,206	293,516
Bill Holdings, Inc. (a)	9,719	823,296
Broadcom, Inc.	41,069	9,521,437
Canva, Inc. (Acquired 8/16/21-12/17/21, Cost $582,930) (a) (b) (c) (d)	342	452,627
Confluent, Inc. Class A (a)	14,806	413,976
Crowdstrike Holdings, Inc. Class A (a)	3,729	1,275,915
Datadog, Inc. Class A (a)	6,111	873,201
Fortinet, Inc. (a)	959	90,606
Gusto, Inc. (Acquired 10/04/21, Cost $193,055) (a) (b) (c) (d)	6,706	124,665
Intuit, Inc.	4,933	3,100,391
Lam Research Corp.	2,597	187,581
Microsoft Corp.	134,432	56,663,088
MongoDB, Inc. (a)	1,873	436,053
Monolithic Power Systems, Inc.	3,247	1,921,250
NVIDIA Corp.	450,523	60,500,734
Roper Technologies, Inc.	4,873	2,533,229
ServiceNow, Inc. (a)	10,826	11,476,859
Shopify, Inc. Class A (a)	34,999	3,721,444
Snowflake, Inc. Class A (a)	815	125,844

The accompanying notes are an integral part of the financial statements.
8

MML Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Synopsys, Inc. (a)	8,175	$3,967,818
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	11,546	2,280,220
TE Connectivity PLC	12,926	1,848,030
Texas Instruments, Inc.	3,774	707,663
		213,397,241
Materials — 0.7%
Linde PLC (LIN US)	4,206	1,760,926
Sherwin-Williams Co.	5,455	1,854,318
		3,615,244
Utilities — 0.7%
Constellation Energy Corp.	15,642	3,499,272
TOTAL COMMON STOCK (Cost $265,092,062)		480,092,915
PREFERRED STOCK — 0.2%
Information Technology — 0.2%
Canva, Inc., Series A (Acquired 11/04/21-12/17/21, Cost $37,502) (a) (b) (c) (d)	22	29,116
Canva, Inc., Series A-3 (Acquired 12/17/21, Cost $3,408) (a) (b) (c) (d)	2	2,647
Databricks, Inc., Series G (Acquired 2/01/21, Cost $172,224) (a) (b) (c) (d)	2,913	269,453
Databricks, Inc., Series H (Acquired 8/31/21, Cost $542,974) (a) (b) (c) (d)	7,389	683,483
Gusto, Inc., Series E (Acquired 7/13/21, Cost $254,865) (a) (b) (c) (d)	8,385	155,877
		1,140,576
TOTAL PREFERRED STOCK (Cost $1,010,973)		1,140,576
TOTAL EQUITIES (Cost $266,103,035)		481,233,491

	Principal Amount
Bonds & Notes — 0.2%
Corporate Debt — 0.2%
Retail — 0.2%
Carvana Co.
9.000% 12/01/28 (e)	$208,489	222,617
13.000% 6/01/30 (e)	367,750	403,772

	Principal Amount	Value
14.000% 6/01/31 (e)	$438,222	$525,412
		1,151,801
TOTAL CORPORATE DEBT (Cost $1,082,403)		1,151,801
TOTAL BONDS & NOTES (Cost $1,082,403)		1,151,801
	Number of Shares
Exchange-Traded Funds — 1.9%
iShares Russell 1000 Growth ETF	4,635	1,861,323
SPDR S&P 500 ETF Trust	12,347	7,236,330
TOTAL EXCHANGE-TRADED FUNDS (Cost $9,207,496)		9,097,653
TOTAL LONG-TERM INVESTMENTS (Cost $276,392,934)		491,482,945
Short-Term Investments — 0.3%
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund, 2.481% (f)	113	113
	Principal Amount
Repurchase Agreement — 0.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/24, 2.750%, due 1/02/25 (g)	$ 1,359,227	1,359,227
TOTAL SHORT-TERM INVESTMENTS (Cost $1,359,340)		1,359,340
TOTAL INVESTMENTS — 100.4% (Cost $277,752,274) (h)		492,842,285
Other Assets/ (Liabilities) — (0.4)%		(1,914,820)
NET ASSETS — 100.0%		$490,927,465

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund

The accompanying notes are an integral part of the financial statements.
9

MML Blue Chip Growth Fund – Portfolio of Investments (Continued)
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Investment is valued using significant unobservable inputs.
(c)
This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2024, these securities amounted to a value of $1,717,868 or 0.35% of net assets.

(d)
Restricted security. Certain securities are restricted to resale. At December 31, 2024, these securities amounted to a value of $1,717,868 or 0.35% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(e)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2024, the aggregate market value of these securities amounted to $1,151,801 or 0.23% of net assets.

(f)	Rate disclosed is the 7-day net yield as of December 31, 2024.
(g)
Maturity value of $1,359,435. Collateralized by U.S. Government Agency obligations with a rate of 4.625%, maturity date of 10/15/26, and an aggregate market value, including accrued interest, of $1,386,614.

(h)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
10

MML Equity Income Fund – Portfolio of Investments

December 31, 2024

	Number of Shares	Value
Equities — 98.6%
Common Stock — 97.8%
Communication Services — 3.8%
AT&T, Inc.	15,231	$346,811
Comcast Corp. Class A	51,039	1,915,494
News Corp. Class A	194,214	5,348,653
News Corp. Class B	5,990	182,276
Verizon Communications, Inc.	21,064	842,349
Walt Disney Co.	34,015	3,787,570
		12,423,153
Consumer Discretionary — 2.7%
Home Depot, Inc.	1,200	466,788
Kohl’s Corp. (a)	46,433	651,919
Las Vegas Sands Corp.	73,754	3,788,005
Mattel, Inc. (b)	85,367	1,513,557
TJX Cos., Inc.	9,760	1,179,106
Volkswagen AG ADR	130,226	1,187,661
		8,787,036
Consumer Staples — 8.6%
Colgate-Palmolive Co.	21,050	1,913,656
Conagra Brands, Inc.	72,960	2,024,640
Dollar General Corp.	11,600	879,512
Kenvue, Inc.	254,468	5,432,892
Keurig Dr. Pepper, Inc.	7,700	247,324
Kimberly-Clark Corp.	39,535	5,180,666
Philip Morris International, Inc.	44,996	5,415,269
Tyson Foods, Inc. Class A	43,653	2,507,428
Walmart, Inc.	47,071	4,252,865
		27,854,252
Energy — 9.1%
Baker Hughes Co.	11,601	475,873
Chevron Corp.	4,586	664,236
ConocoPhillips	33,252	3,297,601
Enbridge, Inc.	22,469	953,360
EOG Resources, Inc.	15,901	1,949,145
EQT Corp.	55,026	2,537,249
Expand Energy Corp.	6,327	629,853
Exxon Mobil Corp.	45,408	4,884,539
Phillips 66	1,400	159,502
Schlumberger NV	42,000	1,610,280
South Bow Corp. (SOBO CN) (a)	45,134	1,065,042
South Bow Corp. (SOBO US)	6,949	163,788
Suncor Energy, Inc. (SU US)	63,000	2,247,840
TC Energy Corp. (a)	29,101	1,354,069
TotalEnergies SE	83,585	4,644,726
Total Energies SE Sponsored ADR	12,193	664,518
Williams Cos., Inc.	40,032	2,166,532
		29,468,153

	Number of Shares	Value
Financials — 23.1%
American International Group, Inc.	79,294	$5,772,603
Apollo Global Management, Inc.	7,200	1,189,152
Bank of America Corp.	76,124	3,345,650
Charles Schwab Corp.	77,631	5,745,470
Chubb Ltd.	21,561	5,957,304
Citigroup, Inc.	68,142	4,796,515
Equitable Holdings, Inc.	107,188	5,056,058
Fifth Third Bancorp	72,734	3,075,193
Fiserv, Inc. (b)	19,743	4,055,607
Hartford Financial Services Group, Inc.	39,755	4,349,197
Huntington Bancshares, Inc.	259,140	4,216,208
JP Morgan Chase & Co.	22,204	5,322,521
Loews Corp.	41,530	3,517,176
MetLife, Inc.	85,212	6,977,159
Morgan Stanley	7,624	958,489
State Street Corp.	2,300	225,745
US Bancorp	60,094	2,874,296
Wells Fargo & Co.	105,861	7,435,677
		74,870,020
Health Care — 15.2%
AbbVie, Inc.	3,961	703,870
AstraZeneca PLC Sponsored ADR	38,919	2,549,973
Becton Dickinson & Co.	24,454	5,547,879
Biogen, Inc. (b)	4,900	749,308
Bristol-Myers Squibb Co.	31,822	1,799,852
Cardinal Health, Inc.	4,418	522,517
Centene Corp. (b)	8,038	486,942
Cigna Group	10,192	2,814,419
CVS Health Corp.	61,294	2,751,488
Elevance Health, Inc.	15,583	5,748,569
GE HealthCare Technologies, Inc. (b)	6,464	505,355
Humana, Inc.	1,800	456,678
Johnson & Johnson	16,800	2,429,616
Medtronic PLC	37,812	3,020,423
Merck & Co., Inc.	6,719	668,406
Pfizer, Inc.	55,255	1,465,915
Sanofi SA	21,738	2,102,147
Sanofi SA ADR	29,137	1,405,277
Thermo Fisher Scientific, Inc.	3,400	1,768,782
UnitedHealth Group, Inc.	8,507	4,303,351
Viatris, Inc.	208,686	2,598,141
Zimmer Biomet Holdings, Inc.	46,550	4,917,076
		49,315,984
Industrials — 12.9%
3M Co.	8,587	1,108,496
AGCO Corp.	10,640	994,627

The accompanying notes are an integral part of the financial statements.
11

MML Equity Income Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Boeing Co. (b)	21,169	$3,746,913
CSX Corp.	68,811	2,220,531
Cummins, Inc.	6,558	2,286,119
Fortive Corp.	9,900	742,500
GE Vernova, Inc.	3,797	1,248,947
General Electric Co.	35,742	5,961,408
Honeywell International, Inc.	1,069	241,477
L3Harris Technologies, Inc.	25,612	5,385,691
Norfolk Southern Corp.	7,597	1,783,016
Rockwell Automation, Inc.	5,978	1,708,453
Siemens AG Sponsored ADR	38,393	3,711,835
Southwest Airlines Co.	96,348	3,239,220
Stanley Black & Decker, Inc.	51,814	4,160,146
United Parcel Service, Inc. Class B	25,804	3,253,884
		41,793,263
Information Technology — 8.9%
Accenture PLC Class A	8,059	2,835,076
Adobe, Inc. (b)	2,300	1,022,764
Advanced Micro Devices, Inc. (b)	7,389	892,517
Applied Materials, Inc.	13,004	2,114,840
Cisco Systems, Inc.	16,846	997,283
Intel Corp.	49,637	995,222
Microsoft Corp.	11,208	4,724,172
QUALCOMM, Inc.	39,801	6,114,230
Salesforce, Inc.	2,300	768,959
Samsung Electronics Co. Ltd.	58,204	2,100,500
TE Connectivity PLC	21,860	3,125,324
Texas Instruments, Inc.	16,212	3,039,912
		28,730,799
Materials — 3.5%
CF Industries Holdings, Inc.	57,885	4,938,748
International Paper Co.	100,586	5,413,539
West Fraser Timber Co. Ltd. (WFG US)	10,667	923,229
		11,275,516
Real Estate — 3.9%
Equity Residential	63,572	4,561,927
Rayonier, Inc.	73,552	1,919,707
Rexford Industrial Realty, Inc.	36,145	1,397,365
Vornado Realty Trust	4,943	207,804
Weyerhaeuser Co.	158,513	4,462,141
		12,548,944

	Number of Shares	Value
Utilities — 6.1%
Ameren Corp.	41,598	$3,708,046
Atmos Energy Corp.	3,817	531,594
Dominion Energy, Inc.	52,703	2,838,583
NextEra Energy, Inc.	31,864	2,284,330
NiSource, Inc.	13,201	485,269
PG&E Corp.	26,000	524,680
Sempra	32,587	2,858,532
Southern Co.	78,463	6,459,074
		19,690,108
TOTAL COMMON STOCK (Cost $249,964,472)		316,757,228
Preferred Stock — 0.8%
Consumer Discretionary — 0.2%
Dr. Ing hc F Porsche AG 3.962% (c)	8,472	512,467
Industrials — 0.4%
Boeing Co. Convertible 6.00%	22,448	1,366,859
Utilities — 0.2%
NextEra Energy, Inc. Convertible 6.926% (a)	15,955	652,879
TOTAL PREFERRED STOCK (Cost $2,711,792)		2,532,205
TOTAL EQUITIES (Cost $252,676,264)		319,289,433
TOTAL LONG-TERM INVESTMENTS (Cost $252,676,264)		319,289,433
Short-Term Investments — 1.3%
Investment of Cash Collateral from Securities Loaned — 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.482% (d)	1,368,428	1,368,428
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund, 2.481% (e)	111	111

The accompanying notes are an integral part of the financial statements.
12

MML Equity Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Repurchase Agreement — 0.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/24, 2.750%, due 1/02/25 (f)	$ 2,925,811	$2,925,811
TOTAL SHORT-TERM INVESTMENTS (Cost $4,294,350)		4,294,350
TOTAL INVESTMENTS — 99.9% (Cost $256,970,614) (g)		323,583,783
Other Assets/ (Liabilities) — 0.1%		462,396
NET ASSETS — 100.0%		$324,046,179

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)
Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2024, was $3,270,961 or 1.01% of net assets. The Fund received $2,018,268 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(b)	Non-income producing security.
(c)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2024, the aggregate market value of these securities amounted to $512,467 or 0.16% of net assets.

(d)	Represents investment of security lending cash collateral and 7-day effective yield as of December 31, 2024. (Note 2).
(e)	Rate disclosed is the 7-day net yield as of December 31, 2024.
(f)
Maturity value of $2,926,258. Collateralized by U.S. Government Agency obligations with a rate of 4.625%, maturity date of 10/15/26, and an aggregate market value, including accrued interest, of $2,984,483.

(g)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
13

MML Equity Index Fund – Portfolio of Investments

December 31, 2024

	Number of Shares	Value
Equities — 99.5%
Common Stock — 99.5%
Communication Services — 9.3%
Alphabet, Inc. Class A	74,997	$14,196,932
Alphabet, Inc. Class C	61,087	11,633,408
AT&T, Inc.	92,097	2,097,049
Charter Communications, Inc. Class A (a)	1,241	425,377
Comcast Corp. Class A	48,994	1,838,745
Electronic Arts, Inc.	3,063	448,117
Fox Corp. Class A	2,839	137,919
Fox Corp. Class B	1,693	77,438
Interpublic Group of Cos., Inc.	4,817	134,972
Live Nation Entertainment, Inc. (a)	2,013	260,683
Match Group, Inc. (a)	3,223	105,424
Meta Platforms, Inc. Class A	27,981	16,383,155
Netflix, Inc. (a)	5,487	4,890,673
News Corp. Class A	4,881	134,423
News Corp. Class B	1,399	42,572
Omnicom Group, Inc.	2,504	215,444
Paramount Global Class B	7,637	79,883
T-Mobile US, Inc.	6,256	1,380,887
Take-Two Interactive Software, Inc. (a)	2,096	385,832
Verizon Communications, Inc.	54,032	2,160,740
Walt Disney Co.	23,244	2,588,219
Warner Bros Discovery, Inc. (a)	28,653	302,862
		59,920,754
Consumer Discretionary — 11.2%
Airbnb, Inc. Class A (a)	5,556	730,114
Amazon.com, Inc. (a)	120,118	26,352,688
Aptiv PLC (a)	3,016	182,408
AutoZone, Inc. (a)	217	694,834
Best Buy Co., Inc.	2,508	215,186
Booking Holdings, Inc.	425	2,111,578
BorgWarner, Inc.	2,807	89,235
Caesars Entertainment, Inc. (a)	2,727	91,136
CarMax, Inc. (a)	2,002	163,684
Carnival Corp. (a)	13,333	332,258
Chipotle Mexican Grill, Inc. (a)	17,489	1,054,587
Darden Restaurants, Inc.	1,508	281,528
Deckers Outdoor Corp. (a)	1,950	396,025
Domino’s Pizza, Inc.	443	185,954
DR Horton, Inc.	3,743	523,346
eBay, Inc.	6,148	380,869
Expedia Group, Inc. (a)	1,576	293,656
Ford Motor Co.	50,102	496,010

	Number of Shares	Value
Garmin Ltd.	1,972	$406,745
General Motors Co.	14,114	751,853
Genuine Parts Co.	1,785	208,417
Hasbro, Inc.	1,682	94,041
Hilton Worldwide Holdings, Inc.	3,129	773,364
Home Depot, Inc.	12,749	4,959,233
Las Vegas Sands Corp.	4,467	229,425
Lennar Corp. Class A	3,065	417,974
LKQ Corp.	3,367	123,737
Lowe’s Cos., Inc.	7,281	1,796,951
Lululemon Athletica, Inc. (a)	1,450	554,494
Marriott International, Inc. Class A	2,960	825,662
McDonald’s Corp.	9,198	2,666,408
MGM Resorts International (a)	2,904	100,624
Mohawk Industries, Inc. (a)	672	80,055
NIKE, Inc. Class B	15,282	1,156,389
Norwegian Cruise Line Holdings Ltd. (a)	5,652	145,426
NVR, Inc. (a)	39	318,977
O’Reilly Automotive, Inc. (a)	741	878,678
Pool Corp.	488	166,379
PulteGroup, Inc.	2,632	286,625
Ralph Lauren Corp.	514	118,724
Ross Stores, Inc.	4,258	644,108
Royal Caribbean Cruises Ltd.	3,175	732,441
Starbucks Corp.	14,549	1,327,596
Tapestry, Inc.	2,991	195,402
Tesla, Inc. (a)	35,846	14,476,049
TJX Cos., Inc.	14,477	1,748,966
Tractor Supply Co.	6,970	369,828
Ulta Beauty, Inc. (a)	605	263,133
Wynn Resorts Ltd.	1,195	102,961
Yum! Brands, Inc.	3,582	480,561
		71,976,322
Consumer Staples — 5.5%
Altria Group, Inc.	21,754	1,137,517
Archer-Daniels-Midland Co.	6,137	310,041
Brown-Forman Corp. Class B	2,358	89,557
Bunge Global SA	1,792	139,346
Campbell’s Co.	2,529	105,915
Church & Dwight Co., Inc.	3,145	329,313
Clorox Co.	1,589	258,070
Coca-Cola Co.	49,763	3,098,244
Colgate-Palmolive Co.	10,487	953,373
Conagra Brands, Inc.	6,126	169,997
Constellation Brands, Inc. Class A	2,004	442,884
Costco Wholesale Corp.	5,687	5,210,828

The accompanying notes are an integral part of the financial statements.
14

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Dollar General Corp.	2,823	$214,040
Dollar Tree, Inc. (a)	2,601	194,919
Estee Lauder Cos., Inc. Class A	3,011	225,765
General Mills, Inc.	7,126	454,425
Hershey Co.	1,896	321,088
Hormel Foods Corp.	3,728	116,947
J.M. Smucker Co.	1,374	151,305
Kellanova	3,464	280,480
Kenvue, Inc.	24,609	525,402
Keurig Dr. Pepper, Inc.	14,451	464,166
Kimberly-Clark Corp.	4,280	560,851
Kraft Heinz Co.	11,330	347,944
Kroger Co.	8,543	522,404
Lamb Weston Holdings, Inc.	1,842	123,101
McCormick & Co., Inc.	3,237	246,789
Molson Coors Beverage Co. Class B	2,247	128,798
Mondelez International, Inc. Class A	17,163	1,025,146
Monster Beverage Corp. (a)	8,988	472,409
PepsiCo, Inc.	17,610	2,677,777
Philip Morris International, Inc.	19,957	2,401,825
Procter & Gamble Co.	30,228	5,067,724
Sysco Corp.	6,305	482,080
Target Corp.	5,913	799,319
Tyson Foods, Inc. Class A	3,669	210,747
Walgreens Boots Alliance, Inc.	9,125	85,136
Walmart, Inc.	55,714	5,033,760
		35,379,432
Energy — 3.2%
APA Corp.	4,743	109,516
Baker Hughes Co.	12,701	520,995
Chevron Corp.	21,452	3,107,108
ConocoPhillips	16,603	1,646,520
Coterra Energy, Inc.	9,455	241,481
Devon Energy Corp.	8,432	275,979
Diamondback Energy, Inc.	2,399	393,028
EOG Resources, Inc.	7,219	884,905
EQT Corp.	7,674	353,848
Exxon Mobil Corp.	56,413	6,068,346
Halliburton Co.	11,276	306,594
Hess Corp.	3,548	471,919
Kinder Morgan, Inc.	24,809	679,767
Marathon Petroleum Corp.	4,125	575,437
Occidental Petroleum Corp.	8,672	428,484
ONEOK, Inc.	7,498	752,799
Phillips 66	5,301	603,943
Schlumberger NV	18,126	694,951
Targa Resources Corp.	2,799	499,622

	Number of Shares	Value
Texas Pacific Land Corp.	243	$268,748
Valero Energy Corp.	4,063	498,083
Williams Cos., Inc.	15,646	846,762
		20,228,835
Financials — 13.6%
Aflac, Inc.	6,417	663,774
Allstate Corp.	3,399	655,293
American Express Co.	7,143	2,119,971
American International Group, Inc.	8,006	582,837
Ameriprise Financial, Inc.	1,245	662,875
Aon PLC Class A	2,776	997,028
Apollo Global Management, Inc.	5,737	947,523
Arch Capital Group Ltd.	4,810	444,203
Arthur J Gallagher & Co.	3,206	910,023
Assurant, Inc.	663	141,365
Bank of America Corp.	85,681	3,765,680
Bank of New York Mellon Corp.	9,332	716,978
Berkshire Hathaway, Inc. Class B (a)	23,527	10,664,319
Blackrock, Inc.	1,869	1,915,931
Blackstone, Inc.	9,267	1,597,816
Brown & Brown, Inc.	3,046	310,753
Capital One Financial Corp.	4,897	873,233
Cboe Global Markets, Inc.	1,344	262,618
Charles Schwab Corp.	19,188	1,420,104
Chubb Ltd.	4,812	1,329,556
Cincinnati Financial Corp.	2,006	288,262
Citigroup, Inc.	24,275	1,708,717
Citizens Financial Group, Inc.	5,657	247,550
CME Group, Inc.	4,625	1,074,064
Corpay, Inc. (a)	897	303,563
Discover Financial Services	3,223	558,320
Erie Indemnity Co. Class A	321	132,326
Everest Group Ltd.	552	200,078
FactSet Research Systems, Inc.	488	234,377
Fidelity National Information Services, Inc.	6,910	558,121
Fifth Third Bancorp	8,607	363,904
Fiserv, Inc. (a)	7,302	1,499,977
Franklin Resources, Inc.	3,950	80,145
Global Payments, Inc.	3,267	366,100
Globe Life, Inc.	1,077	120,107
Goldman Sachs Group, Inc.	4,029	2,307,086
Hartford Financial Services Group, Inc.	3,721	407,077
Huntington Bancshares, Inc.	18,647	303,387
Intercontinental Exchange, Inc.	7,370	1,098,204
Invesco Ltd.	5,760	100,685
Jack Henry & Associates, Inc.	943	165,308
JP Morgan Chase & Co.	36,136	8,662,161

The accompanying notes are an integral part of the financial statements.
15

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
KeyCorp.	12,723	$218,072
KKR & Co., Inc.	8,665	1,281,640
Loews Corp.	2,320	196,481
M&T Bank Corp.	2,130	400,461
MarketAxess Holdings, Inc.	484	109,403
Marsh & McLennan Cos., Inc.	6,304	1,339,033
Mastercard, Inc. Class A	10,521	5,540,043
MetLife, Inc.	7,465	611,234
Moody’s Corp.	2,000	946,740
Morgan Stanley	15,922	2,001,714
MSCI, Inc.	1,006	603,610
Nasdaq, Inc.	5,312	410,671
Northern Trust Corp.	2,544	260,760
PayPal Holdings, Inc. (a)	12,868	1,098,284
PNC Financial Services Group, Inc.	5,093	982,185
Principal Financial Group, Inc.	2,701	209,084
Progressive Corp.	7,519	1,801,628
Prudential Financial, Inc.	4,569	541,564
Raymond James Financial, Inc.	2,348	364,715
Regions Financial Corp.	11,666	274,384
S&P Global, Inc.	4,075	2,029,472
State Street Corp.	3,763	369,338
Synchrony Financial	4,997	324,805
T. Rowe Price Group, Inc.	2,851	322,420
Travelers Cos., Inc.	2,914	701,953
Truist Financial Corp.	17,039	739,152
US Bancorp	20,024	957,748
Visa, Inc. Class A	22,181	7,010,083
W. R. Berkley Corp.	3,885	227,350
Wells Fargo & Co.	42,735	3,001,706
Willis Towers Watson PLC	1,293	405,019
		87,042,151
Health Care — 10.0%
Abbott Laboratories	22,262	2,518,055
AbbVie, Inc.	22,682	4,030,591
Agilent Technologies, Inc.	3,688	495,446
Align Technology, Inc. (a)	901	187,868
Amgen, Inc.	6,899	1,798,155
Baxter International, Inc.	6,591	192,194
Becton Dickinson & Co.	3,710	841,688
Bio-Techne Corp.	2,033	146,437
Biogen, Inc. (a)	1,870	285,960
Boston Scientific Corp. (a)	18,917	1,689,666
Bristol-Myers Squibb Co.	26,032	1,472,370
Cardinal Health, Inc.	3,106	367,347
Cencora, Inc.	2,252	505,979
Centene Corp. (a)	6,480	392,558

	Number of Shares	Value
Charles River Laboratories International, Inc. (a)	656	$121,098
Cigna Group	3,570	985,820
Cooper Cos., Inc. (a)	2,556	234,973
CVS Health Corp.	16,152	725,063
Danaher Corp.	8,251	1,894,017
DaVita, Inc. (a)	579	86,589
Dexcom, Inc. (a)	5,013	389,861
Edwards Lifesciences Corp. (a)	7,570	560,407
Elevance Health, Inc.	2,977	1,098,215
Eli Lilly & Co.	10,113	7,807,236
GE HealthCare Technologies, Inc. (a)	5,864	458,448
Gilead Sciences, Inc.	15,996	1,477,551
HCA Healthcare, Inc.	2,341	702,651
Henry Schein, Inc. (a)	1,617	111,896
Hologic, Inc. (a)	2,981	214,900
Humana, Inc.	1,546	392,236
IDEXX Laboratories, Inc. (a)	1,051	434,525
Incyte Corp. (a)	2,048	141,455
Insulet Corp. (a)	900	234,963
Intuitive Surgical, Inc. (a)	4,572	2,386,401
IQVIA Holdings, Inc. (a)	2,213	434,877
Johnson & Johnson	30,903	4,469,192
Labcorp Holdings, Inc.	1,074	246,290
McKesson Corp.	1,629	928,383
Medtronic PLC	16,461	1,314,905
Merck & Co., Inc.	32,469	3,230,016
Mettler-Toledo International, Inc. (a)	271	331,617
Moderna, Inc. (a)	4,347	180,748
Molina Healthcare, Inc. (a)	734	213,631
Pfizer, Inc.	72,738	1,929,739
Quest Diagnostics, Inc.	1,437	216,786
Regeneron Pharmaceuticals, Inc. (a)	1,351	962,358
ResMed, Inc.	1,884	430,852
Revvity, Inc.	1,562	174,335
Solventum Corp. (a)	1,779	117,521
STERIS PLC	1,267	260,445
Stryker Corp.	4,404	1,585,660
Teleflex, Inc.	596	106,076
Thermo Fisher Scientific, Inc.	4,910	2,554,329
UnitedHealth Group, Inc.	11,812	5,975,218
Universal Health Services, Inc. Class B	754	135,283
Vertex Pharmaceuticals, Inc. (a)	3,305	1,330,923
Viatris, Inc.	15,320	190,734
Waters Corp. (a)	762	282,687

The accompanying notes are an integral part of the financial statements.
16

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
West Pharmaceutical Services, Inc.	930	$304,631
Zimmer Biomet Holdings, Inc.	2,555	269,885
Zoetis, Inc.	5,791	943,528
		64,503,268
Industrials — 8.1%
3M Co.	6,990	902,339
A.O. Smith Corp.	1,533	104,566
Allegion PLC	1,121	146,492
AMETEK, Inc.	2,969	535,192
Automatic Data Processing, Inc.	5,230	1,530,978
Axon Enterprise, Inc. (a)	927	550,935
Boeing Co. (a)	9,595	1,698,315
Broadridge Financial Solutions, Inc.	1,500	339,135
Builders FirstSource, Inc. (a)	1,477	211,108
C.H. Robinson Worldwide, Inc.	1,515	156,530
Carrier Global Corp.	10,710	731,065
Caterpillar, Inc.	6,197	2,248,024
Cintas Corp.	4,400	803,880
Copart, Inc. (a)	11,252	645,752
CSX Corp.	24,752	798,747
Cummins, Inc.	1,761	613,885
Dayforce, Inc. (a)	2,034	147,750
Deere & Co.	3,266	1,383,804
Delta Air Lines, Inc.	8,229	497,854
Dover Corp.	1,761	330,364
Eaton Corp. PLC	5,073	1,683,576
Emerson Electric Co.	7,319	907,044
Equifax, Inc.	1,591	405,466
Expeditors International of Washington, Inc.	1,797	199,054
Fastenal Co.	7,353	528,754
FedEx Corp.	2,885	811,637
Fortive Corp.	4,453	333,975
GE Vernova, Inc.	3,538	1,163,754
Generac Holdings, Inc. (a)	770	119,388
General Dynamics Corp.	3,312	872,679
General Electric Co.	13,892	2,317,047
Honeywell International, Inc.	8,346	1,885,278
Howmet Aerospace, Inc.	5,215	570,365
Hubbell, Inc.	689	288,615
Huntington Ingalls Industries, Inc.	502	94,863
IDEX Corp.	972	203,430
Illinois Tool Works, Inc.	3,449	874,528
Ingersoll Rand, Inc.	5,173	467,950
Jacobs Solutions, Inc.	1,595	213,124
JB Hunt Transport Services, Inc.	1,022	174,415

	Number of Shares	Value
Johnson Controls International PLC	8,574	$676,746
L3Harris Technologies, Inc.	2,434	511,822
Leidos Holdings, Inc.	1,713	246,775
Lennox International, Inc.	414	252,250
Lockheed Martin Corp.	2,708	1,315,925
Masco Corp.	2,769	200,946
Nordson Corp.	697	145,840
Norfolk Southern Corp.	2,904	681,569
Northrop Grumman Corp.	1,758	825,012
Old Dominion Freight Line, Inc.	2,411	425,300
Otis Worldwide Corp.	5,127	474,811
PACCAR, Inc.	6,730	700,055
Parker-Hannifin Corp.	1,652	1,050,722
Paychex, Inc.	4,111	576,444
Paycom Software, Inc.	624	127,901
Pentair PLC	2,121	213,457
Quanta Services, Inc.	1,895	598,915
Republic Services, Inc.	2,613	525,683
Rockwell Automation, Inc.	1,449	414,110
Rollins, Inc.	3,630	168,250
RTX Corp.	17,084	1,976,960
Snap-on, Inc.	674	228,810
Southwest Airlines Co.	7,698	258,807
Stanley Black & Decker, Inc.	1,990	159,777
Textron, Inc.	2,381	182,123
Trane Technologies PLC	2,888	1,066,683
TransDigm Group, Inc.	722	914,976
Uber Technologies, Inc. (a)	27,028	1,630,329
Union Pacific Corp.	7,782	1,774,607
United Airlines Holdings, Inc. (a)	4,221	409,859
United Parcel Service, Inc. Class B	9,387	1,183,701
United Rentals, Inc.	842	593,138
Veralto Corp.	3,174	323,272
Verisk Analytics, Inc.	1,812	499,079
W.W. Grainger, Inc.	569	599,754
Waste Management, Inc.	4,688	945,992
Westinghouse Air Brake Technologies Corp.	2,206	418,236
Xylem, Inc.	3,118	361,750
		52,152,043
Information Technology — 32.3%
Accenture PLC Class A	8,020	2,821,356
Adobe, Inc. (a)	5,650	2,512,442
Advanced Micro Devices, Inc. (a)	20,829	2,515,935
Akamai Technologies, Inc. (a)	1,928	184,413
Amphenol Corp. Class A	15,474	1,074,669
Analog Devices, Inc.	6,373	1,354,008

The accompanying notes are an integral part of the financial statements.
17

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
ANSYS, Inc. (a)	1,122	$378,484
Apple, Inc.	194,017	48,585,737
Applied Materials, Inc.	10,582	1,720,951
Arista Networks, Inc. (a)	13,259	1,465,517
Autodesk, Inc. (a)	2,760	815,773
Broadcom, Inc.	59,949	13,898,576
Cadence Design Systems, Inc. (a)	3,520	1,057,619
CDW Corp.	1,710	297,608
Cisco Systems, Inc.	51,162	3,028,790
Cognizant Technology Solutions Corp. Class A	6,364	489,392
Corning, Inc.	9,891	470,020
Crowdstrike Holdings, Inc. Class A (a)	2,982	1,020,321
Dell Technologies, Inc. Class C	3,943	454,391
Enphase Energy, Inc. (a)	1,740	119,503
EPAM Systems, Inc. (a)	731	170,922
F5, Inc. (a)	749	188,351
Fair Isaac Corp. (a)	313	623,161
First Solar, Inc. (a)	1,374	242,154
Fortinet, Inc. (a)	8,165	771,429
Gartner, Inc. (a)	990	479,625
Gen Digital, Inc.	6,982	191,167
GoDaddy, Inc. Class A (a)	1,802	355,661
Hewlett Packard Enterprise Co.	16,669	355,883
HP, Inc.	12,370	403,633
Intel Corp.	55,359	1,109,948
International Business Machines Corp.	11,868	2,608,942
Intuit, Inc.	3,598	2,261,343
Jabil, Inc.	1,448	208,367
Juniper Networks, Inc.	4,281	160,324
Keysight Technologies, Inc. (a)	2,227	357,723
KLA Corp.	1,717	1,081,916
Lam Research Corp.	16,515	1,192,879
Microchip Technology, Inc.	6,893	395,314
Micron Technology, Inc.	14,231	1,197,681
Microsoft Corp.	95,429	40,223,324
Monolithic Power Systems, Inc.	626	370,404
Motorola Solutions, Inc.	2,145	991,483
NetApp, Inc.	2,628	305,058
NVIDIA Corp.	314,852	42,281,475
NXP Semiconductors NV	3,262	678,007
ON Semiconductor Corp. (a)	5,465	344,568
Oracle Corp.	20,629	3,437,617
Palantir Technologies, Inc. Class A (a)	26,310	1,989,825
Palo Alto Networks, Inc. (a)	8,401	1,528,646
PTC, Inc. (a)	1,542	283,528
QUALCOMM, Inc.	14,260	2,190,621

	Number of Shares	Value
Roper Technologies, Inc.	1,376	$715,314
Salesforce, Inc.	12,271	4,102,563
Seagate Technology Holdings PLC	2,713	234,159
ServiceNow, Inc. (a)	2,644	2,802,957
Skyworks Solutions, Inc.	2,060	182,681
Super Micro Computer, Inc. (a)	6,464	197,023
Synopsys, Inc. (a)	1,972	957,130
TE Connectivity PLC	3,840	549,005
Teledyne Technologies, Inc. (a)	598	277,550
Teradyne, Inc.	2,090	263,173
Texas Instruments, Inc.	11,709	2,195,555
Trimble, Inc. (a)	3,134	221,448
Tyler Technologies, Inc. (a)	551	317,729
VeriSign, Inc. (a)	1,061	219,585
Western Digital Corp. (a)	4,437	264,578
Workday, Inc. Class A(a)	2,734	705,454
Zebra Technologies Corp. Class A(a)	662	255,678
		207,708,066
Materials — 1.9%
Air Products & Chemicals, Inc.	2,853	827,484
Albemarle Corp. (b)	1,517	130,583
Amcor PLC	18,651	175,506
Avery Dennison Corp.	1,031	192,931
Ball Corp.	3,830	211,148
Celanese Corp.	1,408	97,448
CF Industries Holdings, Inc.	2,234	190,605
Corteva, Inc.	8,822	502,501
Dow, Inc.	8,986	360,608
DuPont de Nemours, Inc.	5,365	409,081
Eastman Chemical Co.	1,488	135,884
Ecolab, Inc.	3,235	758,025
FMC Corp.	1,596	77,582
Freeport-McMoRan, Inc.	18,443	702,309
International Flavors & Fragrances, Inc.	3,282	277,493
International Paper Co.	4,459	239,983
Linde PLC (LIN US)	6,112	2,558,911
LyondellBasell Industries NV Class A	3,335	247,690
Martin Marietta Materials, Inc.	784	404,936
Mosaic Co.	4,077	100,213
Newmont Corp. (NEM US)	14,612	543,859
Nucor Corp.	3,014	351,764
Packaging Corp. of America	1,150	258,900
PPG Industries, Inc.	2,978	355,722
Sherwin-Williams Co.	2,974	1,010,952
Smurfit WestRock PLC	6,343	341,634

The accompanying notes are an integral part of the financial statements.
18

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Steel Dynamics, Inc.	1,817	$207,265
Vulcan Materials Co.	1,695	436,005
		12,107,022
Real Estate — 2.1%
Alexandria Real Estate Equities, Inc.	1,996	194,710
American Tower Corp.	5,998	1,100,093
AvalonBay Communities, Inc.	1,823	401,005
BXP, Inc.	1,869	138,979
Camden Property Trust	1,378	159,903
CBRE Group, Inc. Class A (a)	3,861	506,911
CoStar Group, Inc. (a)	5,262	376,706
Crown Castle, Inc.	5,578	506,259
Digital Realty Trust, Inc.	4,002	709,675
Equinix, Inc.	1,238	1,167,298
Equity Residential	4,382	314,452
Essex Property Trust, Inc.	829	236,630
Extra Space Storage, Inc.	2,721	407,062
Federal Realty Investment Trust	984	110,159
Healthpeak Properties, Inc.	8,978	181,984
Host Hotels & Resorts, Inc.	9,027	158,153
Invitation Homes, Inc.	7,313	233,797
Iron Mountain, Inc.	3,767	395,949
Kimco Realty Corp.	8,667	203,068
Mid-America Apartment Communities, Inc.	1,500	231,855
Prologis, Inc.	11,888	1,256,561
Public Storage	2,023	605,767
Realty Income Corp.	11,248	600,756
Regency Centers Corp.	2,097	155,031
SBA Communications Corp.	1,380	281,244
Simon Property Group, Inc.	3,937	677,991
UDR, Inc.	3,862	167,649
Ventas, Inc.	5,385	317,123
VICI Properties, Inc.	13,533	395,299
Welltower, Inc.	7,593	956,946
Weyerhaeuser Co.	9,326	262,527
		13,411,542
Utilities — 2.3%
AES Corp.	9,184	118,198
Alliant Energy Corp.	3,294	194,807
Ameren Corp.	3,426	305,394
American Electric Power Co., Inc.	6,836	630,484
American Water Works Co., Inc.	2,502	311,474
Atmos Energy Corp.	1,992	277,426
CenterPoint Energy, Inc.	8,365	265,421
CMS Energy Corp.	3,835	255,603
Consolidated Edison, Inc.	4,446	396,717

	Number of Shares	Value
Constellation Energy Corp.	4,014	$897,972
Dominion Energy, Inc.	10,782	580,718
DTE Energy Co.	2,658	320,953
Duke Energy Corp.	9,915	1,068,242
Edison International	4,969	396,725
Entergy Corp.	5,504	417,313
Evergy, Inc.	2,952	181,696
Eversource Energy	4,703	270,093
Exelon Corp.	12,918	486,234
FirstEnergy Corp.	6,584	261,912
NextEra Energy, Inc.	26,395	1,892,258
NiSource, Inc.	5,991	220,229
NRG Energy, Inc.	2,600	234,572
PG&E Corp.	28,061	566,271
Pinnacle West Capital Corp.	1,462	123,934
PPL Corp.	9,472	307,461
Public Service Enterprise Group, Inc.	6,395	540,314
Sempra	8,130	713,164
Southern Co.	14,064	1,157,748
Vistra Corp.	4,367	602,078
WEC Energy Group, Inc.	4,061	381,896
Xcel Energy, Inc.	7,371	497,690
		14,874,997
TOTAL COMMON STOCK (Cost $279,671,981)		639,304,432
TOTAL EQUITIES (Cost $279,671,981)		639,304,432
TOTAL LONG-TERM INVESTMENTS (Cost $279,671,981)		639,304,432

	Principal Amount
Short-Term Investments — 0.6%
Repurchase Agreement — 0.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/24, 2.750%, due 1/02/25 (c)	$3,818,112	3,818,112
U.S. Treasury Bills — 0.0%
U.S. Treasury Bills
4.297% 3/27/25 (d) (e)	5,000	4,951
4.299% 3/27/25 (d) (e)	160,000	158,435
4.304% 3/27/25 (d) (e)	15,000	14,854
4.321% 3/27/25 (d) (e)	15,000	14,853
4.321% 3/27/25 (d) (e)	10,000	9,902
4.455% 3/27/25 (d) (e)	10,000	9,902

The accompanying notes are an integral part of the financial statements.
19

MML Equity Index Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
4.476% 3/27/25 (d) (e)	$15,000	$14,853
4.512% 3/27/25 (d) (e)	5,000	4,951
		232,701
TOTAL SHORT-TERM INVESTMENTS (Cost $4,050,770)		4,050,813
TOTAL INVESTMENTS — 100.1% (Cost $283,722,751) (f)		643,355,245
Other Assets/ (Liabilities) — (0.1)%		(499,536)
NET ASSETS — 100.0%		$642,855,709

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2024, was $129,206 or 0.02% of net assets. The Fund received $131,970 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)
Maturity value of $3,818,695. Collateralized by U.S. Government Agency obligations with a rate of 4.625%, maturity date of 10/15/26, and an aggregate market value, including accrued interest, of $3,894,578.

(d)	The rate shown represents yield-to-maturity.
(e)	All or a portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(f)	See Note 6 for aggregate cost for federal tax purposes.
Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
S&P 500 E Mini Index	3/21/25	14	$4,223,361	$ (68,336)

The accompanying notes are an integral part of the financial statements.
20

MML Focused Equity Fund – Portfolio of Investments

December 31, 2024

	Number of Shares	Value
Equities — 98.2%
Common Stock — 98.2%
Communication Services — 3.0%
Alphabet, Inc. Class A	40,604	$ 7,686,337
Consumer Discretionary — 13.7%
McDonald’s Corp.	46,629	13,517,281
NIKE, Inc. Class B	117,858	8,918,315
TJX Cos., Inc.	107,282	12,960,738
		35,396,334
Consumer Staples — 10.1%
Coca-Cola Co.	125,930	7,840,402
PepsiCo, Inc.	49,703	7,557,838
Procter & Gamble Co.	64,565	10,824,322
		26,222,562
Financials — 22.5%
American Express Co.	29,056	8,623,530
Chubb Ltd.	32,952	9,104,638
Marsh & McLennan Cos., Inc.	50,760	10,781,932
Mastercard, Inc. Class A	20,085	10,576,158
S&P Global, Inc.	22,331	11,121,508
Visa, Inc. Class A	24,966	7,890,255
		58,098,021
Health Care — 10.8%
Danaher Corp.	48,660	11,169,903
Stryker Corp.	28,298	10,188,695
UnitedHealth Group, Inc.	12,807	6,478,549
		27,837,147
Industrials — 11.7%
Honeywell International, Inc.	51,458	11,623,848
Lockheed Martin Corp.	11,707	5,688,899
Northrop Grumman Corp.	17,866	8,384,335
Union Pacific Corp.	19,874	4,532,067
		30,229,149
Information Technology — 21.9%
Accenture PLC Class A	36,582	12,869,182
Apple, Inc.	44,218	11,073,072
Intuit, Inc.	16,651	10,465,153
Microsoft Corp.	26,338	11,101,467
Texas Instruments, Inc.	59,466	11,150,470
		56,659,344

	Number of Shares	Value
Materials — 4.5%
Linde PLC (LIN US)	27,766	$11,624,791
TOTAL COMMON STOCK (Cost $211,003,634)		253,753,685
TOTAL EQUITIES (Cost $211,003,634)		253,753,685
TOTAL LONG-TERM INVESTMENTS (Cost $211,003,634)		253,753,685

	Principal Amount
Short-Term Investments — 1.2%
Repurchase Agreement — 1.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/24, 2.750%, due 1/02/25 (a)	$3,108,844	3,108,844
TOTAL SHORT-TERM INVESTMENTS (Cost $3,108,844)		3,108,844
TOTAL INVESTMENTS — 99.4% (Cost $214,112,478) (b)		256,862,529
Other Assets/ (Liabilities) — 0.6%		1,654,318
NET ASSETS — 100.0%		$258,516,847

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)
Maturity value of $3,109,319. Collateralized by U.S. Government Agency obligations with a rate of 4.625%, maturity date of 10/15/26, and an aggregate market value, including accrued interest, of $3,171,183.

(b)	See Note 6 for aggregate cost for federal tax purposes.
Country weightings, as a percentage of net assets, is as follows:

United States	93.2%
Ireland	5.0%
Total Long-Term Investments	98.2%
Short-Term Investments and Other Assets and Liabilities	1.8%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.
21

MML Foreign Fund – Portfolio of Investments

December 31, 2024

	Number of Shares	Value
Equities — 95.2%
Common Stock — 94.7%
Australia — 4.0%
BHP Group Ltd.	10,500	$256,257
Glencore PLC	316,800	1,392,929
Macquarie Group Ltd.	11,000	1,510,350
Santos Ltd.	366,800	1,524,371
Sonic Healthcare Ltd.	68,600	1,144,642
Whitehaven Coal Ltd.	181,800	695,937
		6,524,486
Belgium — 2.9%
Anheuser-Busch InBev SA	42,100	2,106,521
Groupe Bruxelles Lambert NV	8,000	546,887
KBC Group NV	20,600	1,585,908
Liberty Global Ltd. Class C (a) (b)	32,100	421,794
		4,661,110
Brazil — 0.3%
Pluxee NV	29,500	567,931
Canada — 0.5%
CCL Industries, Inc. Class B	16,100	828,269
China — 0.9%
Prosus NV (PRX NA)	35,200	1,395,964
Denmark — 0.3%
Novo Nordisk AS Class B	5,200	447,550
France — 9.1%
Accor SA	45,400	2,198,685
Amundi SA (c)	13,100	863,895
Capgemini SE	11,400	1,859,640
Cie de Saint-Gobain SA	15,700	1,382,001
Rexel SA	14,300	360,982
Societe Generale SA	70,100	1,962,726
Sodexo SA	14,400	1,186,481
Teleperformance SE	8,176	701,252
TotalEnergies SE	35,700	1,983,810
Veolia Environnement SA	85,212	2,384,641
		14,884,113
Germany — 11.1%
Allianz SE Registered	5,400	1,654,794
BASF SE	19,200	844,289
CTS Eventim AG & Co. KGaA	4,200	355,078
Deutsche Boerse AG	6,900	1,589,949
Deutsche Post AG	39,000	1,372,918
Heidelberg Materials AG	18,100	2,236,135
Infineon Technologies AG	52,000	1,689,013

	Number of Shares	Value
K&S AG Registered	28,400	$306,713
Merck KGaA	7,200	1,043,243
SAP SE	13,200	3,230,477
Siemens AG Registered	11,600	2,265,270
Zalando SE (b) (c)	42,100	1,412,058
		17,999,937
Hong Kong — 1.6%
AIA Group Ltd.	212,700	1,538,657
CK Asset Holdings Ltd.	262,700	1,079,049
		2,617,706
Ireland — 2.2%
AerCap Holdings NV	22,500	2,153,250
AIB Group PLC	247,800	1,367,584
		3,520,834
Israel — 1.0%
Check Point Software Technologies Ltd. (b)	8,600	1,605,620
Italy — 0.2%
Prysmian SpA	6,291	403,600
Japan — 20.3%
Astellas Pharma, Inc.	118,200	1,146,731
Canon, Inc. (a)	38,300	1,243,080
FANUC Corp.	54,200	1,415,873
Fujitsu Ltd.	144,400	2,536,368
Hitachi Ltd.	130,300	3,202,591
Kyocera Corp.	123,600	1,225,177
Nintendo Co. Ltd.	20,300	1,182,450
Olympus Corp.	110,500	1,645,848
ORIX Corp.	118,200	2,526,965
Rakuten Group, Inc. (b)	209,700	1,129,788
Renesas Electronics Corp.	96,000	1,220,430
SBI Holdings, Inc.	84,400	2,108,645
Seven & i Holdings Co. Ltd.	175,100	2,744,836
Sony Group Corp.	188,000	3,971,656
Square Enix Holdings Co. Ltd.	14,900	578,857
Sumitomo Mitsui Financial Group, Inc.	124,500	2,998,095
Toyota Industries Corp.	25,700	2,067,737
		32,945,127
Luxembourg — 1.6%
ArcelorMittal SA	52,800	1,222,525
Eurofins Scientific SE	26,200	1,336,470
		2,558,995
Netherlands — 3.2%
ASML Holding NV	2,900	2,039,518
EXOR NV	4,400	401,880

The accompanying notes are an integral part of the financial statements.
22

MML Foreign Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Heineken Holding NV	19,000	$1,135,971
ING Groep NV	75,100	1,174,319
Koninklijke Philips NV (b)	16,820	426,815
		5,178,503
Norway — 1.8%
Aker BP ASA	59,973	1,178,320
DNB Bank ASA	92,000	1,834,220
		3,012,540
Republic of Korea — 1.1%
Samsung Electronics Co. Ltd.	49,900	1,800,820
Singapore — 1.6%
DBS Group Holdings Ltd.	83,060	2,656,769
Sweden — 2.8%
Boliden AB	28,400	795,212
Essity AB Class B	65,600	1,753,912
Husqvarna AB Class B	27,700	144,540
Skandinaviska Enskilda Banken AB Class A	104,800	1,436,026
Volvo AB Class B	18,798	456,121
		4,585,811
Switzerland — 2.7%
Cie Financiere Richemont SA Registered Class A	11,600	1,763,244
Julius Baer Group Ltd.	19,581	1,263,151
Novartis AG Registered	13,400	1,304,118
		4,330,513
United Kingdom — 13.8%
Ashtead Group PLC	21,300	1,317,448
Aviva PLC	159,176	934,067
Barratt Redrow PLC	126,600	694,580
Bunzl PLC	14,600	601,057
Burberry Group PLC	28,200	343,594
CK Hutchison Holdings Ltd.	428,000	2,294,175
DCC PLC	26,000	1,670,088
Dowlais Group PLC	325,896	273,621
Inchcape PLC	115,500	1,106,482
Informa PLC	70,100	698,199
Kingfisher PLC	136,400	423,160
Legal & General Group PLC	549,800	1,575,088
Lloyds Banking Group PLC	3,049,500	2,080,290
Pearson PLC	63,400	1,016,260
Persimmon PLC	42,200	630,888
Reckitt Benckiser Group PLC	34,000	2,053,888
Smith & Nephew PLC	64,500	792,694
Tesco PLC	353,405	1,626,746

	Number of Shares	Value
Unilever PLC (ULVR LN)	36,900	$2,089,738
Wise PLC Class A (b)	19,900	265,166
		22,487,229
United States — 11.7%
BP PLC	411,800	2,029,211
CNH Industrial NV	128,500	1,455,905
GSK PLC	95,500	1,599,592
Linde PLC (LIN US)	3,300	1,381,611
Nestle SA Registered	33,400	2,738,787
Roche Holding AG	11,700	3,274,925
Sanofi SA	20,600	1,992,098
Shell PLC	61,000	1,893,644
Smurfit WestRock PLC	30,600	1,648,116
Tenaris SA	51,700	974,708
		18,988,597
TOTAL COMMON STOCK (Cost $145,088,324)		154,002,024
Preferred Stock — 0.5%
Germany — 0.5%
Henkel AG & Co. KGaA 2.193%	10,000	877,800
TOTAL PREFERRED STOCK (Cost $788,059)		877,800
TOTAL EQUITIES (Cost $145,876,383)		154,879,824
TOTAL LONG-TERM INVESTMENTS (Cost $145,876,383)		154,879,824

	Principal Amount
Short-Term Investments — 1.5%
Repurchase Agreement — 1.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/24, 2.750%, due 1/02/25 (d)	$2,453,456	2,453,456
TOTAL SHORT-TERM INVESTMENTS (Cost $2,453,456)		2,453,456
TOTAL INVESTMENTS — 96.7% (Cost $148,329,839) (e)		157,333,280
Other Assets/ (Liabilities) — 3.3%		5,320,741
NET ASSETS — 100.0%		$162,654,021

The accompanying notes are an integral part of the financial statements.
23

MML Foreign Fund – Portfolio of Investments (Continued)
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)
Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2024, was $1,336,476 or 0.82% of net assets. The Fund received $1,411,600 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(b)	Non-income producing security.
(c)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2024, the aggregate market value of these securities amounted to $2,275,953 or 1.40% of net assets.

(d)
Maturity value of $2,453,831. Collateralized by U.S. Government Agency obligations with a rate of 4.625%, maturity date of 10/15/26, and an aggregate market value, including accrued interest, of $2,502,532.

(e)	See Note 6 for aggregate cost for federal tax purposes.
Sector weightings, as a percentage of net assets, is as follows:

Financials	21.2%
Industrials	14.3%
Information Technology	11.3%
Consumer Discretionary	10.8%
Consumer Staples	10.5%
Health Care	9.9%
Materials	6.7%
Energy	6.3%
Communication Services	2.0%
Utilities	1.5%
Real Estate	0.7%
Total Long-Term Investments	95.2%
Short-Term Investments and Other Assets and Liabilities	4.8%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.
24

MML Fundamental Equity Fund – Portfolio of Investments

December 31, 2024

	Number of Shares	Value
Equities — 99.1%
Common Stock — 99.1%
Communication Services — 9.2%
Alphabet, Inc. Class A	24,726	$4,680,632
AT&T, Inc.	63,317	1,441,728
Comcast Corp. Class A	31,920	1,197,958
Meta Platforms, Inc. Class A	7,684	4,499,059
T-Mobile US, Inc.	4,428	977,392
		12,796,769
Consumer Discretionary — 8.9%
Amazon.com, Inc. (a)	34,324	7,530,342
McDonald’s Corp.	4,838	1,402,488
Royal Caribbean Cruises Ltd.	6,366	1,468,573
Tesla, Inc. (a)	2,873	1,160,232
Valvoline, Inc. (a)	22,448	812,169
		12,373,804
Consumer Staples — 6.4%
Constellation Brands, Inc. Class A	9,013	1,991,873
Estee Lauder Cos., Inc. Class A	4,116	308,618
Philip Morris International, Inc.	24,903	2,997,076
Procter & Gamble Co.	4,203	704,633
Walmart, Inc.	31,163	2,815,577
		8,817,777
Energy — 3.7%
Cheniere Energy, Inc.	1,696	364,420
Chevron Corp.	2,471	357,900
Exxon Mobil Corp.	26,902	2,893,848
Suncor Energy, Inc. (SU US)	41,639	1,485,679
		5,101,847
Financials — 15.3%
American Express Co.	8,887	2,637,573
American International Group, Inc.	23,622	1,719,681
ARES Management Corp. Class A	3,023	535,162
Arthur J Gallagher & Co.	3,498	992,907
Charles Schwab Corp.	32,047	2,371,798
Citigroup, Inc.	20,330	1,431,029
Discover Financial Services	6,681	1,157,350
Equitable Holdings, Inc.	39,812	1,877,932
Fiserv, Inc. (a)	12,178	2,501,605
JP Morgan Chase & Co.	15,902	3,811,868
Mastercard, Inc. Class A	4,073	2,144,720
		21,181,625
Health Care — 11.9%
Becton Dickinson & Co.	6,286	1,426,105
Boston Scientific Corp. (a)	18,049	1,612,137
Cooper Cos., Inc. (a)	12,537	1,152,526

	Number of Shares	Value
Eli Lilly & Co.	2,885	$2,227,220
Gilead Sciences, Inc.	8,311	767,687
HCA Healthcare, Inc.	1,500	450,225
Lonza Group AG Registered	2,568	1,513,376
Medtronic PLC	12,569	1,004,012
Merck & Co., Inc.	13,060	1,299,209
Tenet Healthcare Corp. (a)	9,068	1,144,654
UnitedHealth Group, Inc.	4,706	2,380,577
Zimmer Biomet Holdings, Inc.	13,759	1,453,363
		16,431,091
Industrials — 7.4%
AerCap Holdings NV	7,284	697,079
Emerson Electric Co.	14,055	1,741,836
Equifax, Inc.	1,491	379,981
General Electric Co.	4,176	696,515
Hubbell, Inc.	4,166	1,745,096
Otis Worldwide Corp.	10,206	945,178
Parker-Hannifin Corp.	549	349,180
Paylocity Holding Corp. (a)	4,371	871,883
Rockwell Automation, Inc.	3,676	1,050,564
Uber Technologies, Inc. (a)	29,109	1,755,855
		10,233,167
Information Technology — 30.8%
Amdocs Ltd.	1,513	128,817
Apple, Inc.	34,105	8,540,574
Applied Materials, Inc.	6,119	995,133
Broadcom, Inc.	14,547	3,372,577
Microsoft Corp.	23,840	10,048,560
MongoDB, Inc. (a)	2,424	564,331
NVIDIA Corp.	76,341	10,251,833
Salesforce, Inc.	7,378	2,466,687
ServiceNow, Inc. (a)	2,443	2,589,873
Snowflake, Inc. Class A (a)	5,408	835,049
Texas Instruments, Inc.	7,646	1,433,701
Tyler Technologies, Inc. (a)	2,403	1,385,666
		42,612,801
Materials — 2.1%
CRH PLC	18,143	1,678,590
DuPont de Nemours, Inc.	16,050	1,223,813
		2,902,403
Real Estate — 1.4%
Prologis, Inc.	17,934	1,895,624
Utilities — 2.0%
Ameren Corp.	3,686	328,570
Atmos Energy Corp.	9,353	1,302,592
Constellation Energy Corp.	3,078	688,579

The accompanying notes are an integral part of the financial statements.
25

MML Fundamental Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
FirstEnergy Corp.	808	$32,142
PPL Corp.	10,936	354,983
		2,706,866
TOTAL COMMON STOCK (Cost $100,448,941)		137,053,774
TOTAL EQUITIES (Cost $100,448,941)		137,053,774
TOTAL LONG-TERM INVESTMENTS (Cost $100,448,941)		137,053,774
	Principal Amount
Short-Term Investments — 0.8%
Repurchase Agreement — 0.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/24, 2.750%, due 1/02/25 (b)	$1,109,268	1,109,268
TOTAL SHORT-TERM INVESTMENTS (Cost $1,109,268)		1,109,268
TOTAL INVESTMENTS — 99.9% (Cost $101,558,209) (c)		138,163,042
Other Assets/ (Liabilities) — 0.1%		205,178
NET ASSETS — 100.0%		$138,368,220

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Maturity value of $1,109,438. Collateralized by U.S. Government Agency obligations with a rate of 4.625%, maturity date of 10/15/26, and an aggregate market value, including accrued interest, of $1,131,457.

(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
26

MML Fundamental Value Fund – Portfolio of Investments

December 31, 2024

	Number of Shares	Value
Equities — 99.0%
Common Stock — 99.0%
Communication Services — 5.9%
Alphabet, Inc. Class A	24,239	$4,588,441
Omnicom Group, Inc.	17,898	1,539,944
T-Mobile US, Inc.	7,389	1,630,974
Walt Disney Co.	15,634	1,740,846
		9,500,205
Consumer Discretionary — 5.3%
AutoNation, Inc. (a)	8,848	1,502,744
AutoZone, Inc. (a)	699	2,238,198
Booking Holdings, Inc.	224	1,112,926
Home Depot, Inc.	4,477	1,741,508
Lennar Corp. Class A	9,261	1,262,923
MGM Resorts International (a)	18,389	637,179
		8,495,478
Consumer Staples — 7.7%
Coca-Cola Europacific Partners PLC	12,823	984,935
Kenvue, Inc.	98,924	2,112,027
Philip Morris International, Inc.	30,404	3,659,121
Sysco Corp.	40,940	3,130,272
US Foods Holding Corp (a)	37,464	2,527,322
		12,413,677
Energy — 7.6%
Canadian Natural Resources Ltd.	42,775	1,320,464
Cenovus Energy, Inc.	101,528	1,538,149
ConocoPhillips	22,473	2,228,648
Diamondback Energy, Inc.	15,760	2,581,961
Marathon Petroleum Corp.	12,242	1,707,759
Phillips 66	5,726	652,363
Schlumberger NV	58,935	2,259,568
		12,288,912
Financials — 23.0%
American Express Co.	9,399	2,789,529
Aon PLC Class A	5,978	2,147,059
Arthur J Gallagher & Co.	3,306	938,408
Blue Owl Capital, Inc.	83,323	1,938,093
Chubb Ltd.	3,731	1,030,875
Corpay, Inc. (a)	6,731	2,277,905
Discover Financial Services	16,161	2,799,570
Fidelity National Information Services, Inc.	34,085	2,753,046
Goldman Sachs Group, Inc.	2,249	1,287,822
Huntington Bancshares, Inc.	144,709	2,354,416
Intercontinental Exchange, Inc.	7,238	1,078,534
JP Morgan Chase & Co.	33,095	7,933,203

	Number of Shares	Value
LPL Financial Holdings, Inc.	9,242	$3,017,605
Morgan Stanley	19,179	2,411,184
Wells Fargo & Co.	32,375	2,274,020
		37,031,269
Health Care — 12.5%
Abbott Laboratories	18,257	2,065,049
AbbVie, Inc.	19,866	3,530,188
Amgen, Inc.	7,047	1,836,730
AstraZeneca PLC Sponsored ADR	18,408	1,206,092
Cencora, Inc.	12,106	2,719,976
Cigna Group	1,184	326,950
Hologic, Inc. (a)	17,832	1,285,509
Humana, Inc.	1,324	335,912
Johnson & Johnson	2,256	326,263
McKesson Corp.	4,458	2,540,659
Medtronic PLC	4,008	320,159
Sanofi SA ADR	6,796	327,771
UnitedHealth Group, Inc.	6,667	3,372,569
		20,193,827
Industrials — 17.5%
Allegion PLC	6,104	797,671
Builders FirstSource, Inc. (a)	5,999	857,437
Deere & Co.	2,912	1,233,814
Delta Air Lines, Inc.	26,808	1,621,884
Emerson Electric Co.	16,371	2,028,858
Fortive Corp.	22,008	1,650,600
General Dynamics Corp.	6,372	1,678,958
Honeywell International, Inc.	15,750	3,557,768
Jacobs Solutions, Inc.	12,920	1,726,370
KBR, Inc.	15,117	875,728
Leidos Holdings, Inc.	10,966	1,579,762
Masco Corp.	12,553	910,971
Norfolk Southern Corp.	9,954	2,336,204
Robert Half, Inc.	17,366	1,223,608
Uber Technologies, Inc. (a)	26,625	1,606,020
United Airlines Holdings, Inc. (a)	16,427	1,595,062
United Rentals, Inc.	1,634	1,151,055
Westinghouse Air Brake Technologies Corp.	9,654	1,830,302
		28,262,072
Information Technology — 11.1%
Applied Materials, Inc.	7,378	1,199,884
Dell Technologies, Inc. Class C	12,948	1,492,127
Flex Ltd. (a)	57,352	2,201,743
Hewlett Packard Enterprise Co.	54,554	1,164,728
Keysight Technologies, Inc. (a)	9,731	1,563,091
Microchip Technology, Inc.	22,460	1,288,081
Micron Technology, Inc.	23,262	1,957,730

The accompanying notes are an integral part of the financial statements.
27

MML Fundamental Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Nice Ltd. Sponsored ADR (a) (b)	6,431	$1,092,241
NXP Semiconductors NV	4,019	835,349
Oracle Corp.	23,445	3,906,875
Trimble, Inc. (a)	16,427	1,160,732
		17,862,581
Materials — 4.4%
CRH PLC	30,667	2,837,311
Kinross Gold Corp.	137,241	1,272,224
Smurfit WestRock PLC	27,872	1,501,186
Teck Resources Ltd. Class B	38,091	1,543,828
		7,154,549
Utilities — 4.0%
CenterPoint Energy, Inc.	54,361	1,724,875
FirstEnergy Corp.	47,062	1,872,126
NextEra Energy, Inc.	17,037	1,221,383
PPL Corp.	49,753	1,614,982
		6,433,366
TOTAL COMMON STOCK (Cost $131,121,285)		159,635,936
TOTAL EQUITIES (Cost $131,121,285)		159,635,936
TOTAL LONG-TERM INVESTMENTS (Cost $131,121,285)		159,635,936
Short-Term Investments — 1.8%
Investment of Cash Collateral from Securities Loaned — 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.482% (c)	1,102,910	1,102,910
	Principal Amount
Repurchase Agreement — 1.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/24, 2.750%, due 1/02/25 (d)	$1,722,855	1,722,855
TOTAL SHORT-TERM INVESTMENTS (Cost $2,825,765)		2,825,765
TOTAL INVESTMENTS — 100.8% (Cost $133,947,050) (e)		162,461,701
Other Assets/ (Liabilities) — (0.8)%		(1,265,195)
NET ASSETS — 100.0%		$161,196,506

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2024, was $1,081,201 or 0.67% of net assets. (Note 2).
(c)	Represents investment of security lending cash collateral and 7-day effective yield as of December 31, 2024. (Note 2).
(d)
Maturity value of $1,723,118. Collateralized by U.S. Government Agency obligations with a rate of 4.625%, maturity date of 10/15/26, and an aggregate market value, including accrued interest, of $1,757,422.

(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
28

MML Global Fund – Portfolio of Investments

December 31, 2024

	Number of Shares	Value
Equities — 99.0%
Common Stock — 99.0%
Austria — 0.8%
Erste Group Bank AG	14,699	$908,190
Canada — 2.9%
Canadian National Railway Co.	15,292	1,552,291
Canadian Pacific Kansas City Ltd.	26,860	1,943,858
		3,496,149
Denmark — 0.7%
Carlsberg AS Class B	9,087	870,482
France — 8.1%
Air Liquide SA	6,642	1,073,830
Capgemini SE	12,106	1,974,808
EssilorLuxottica SA	2,467	599,478
Hermes International SCA	240	572,589
Legrand SA	15,953	1,543,864
LVMH Moet Hennessy Louis Vuitton SE	3,572	2,335,692
Pernod Ricard SA	15,489	1,732,328
		9,832,589
Germany — 3.1%
Brenntag SE	6,580	394,492
Deutsche Boerse AG	3,483	802,578
Merck KGaA	12,004	1,739,317
MTU Aero Engines AG	2,484	828,304
		3,764,691
Ireland — 1.3%
Accenture PLC Class A	4,612	1,622,455
Israel — 1.4%
Check Point Software Technologies Ltd. (a)	8,883	1,658,456
Japan — 2.2%
Hoya Corp.	4,400	546,744
Kubota Corp. (b)	73,700	851,665
Olympus Corp.	85,600	1,274,973
		2,673,382
Mexico — 0.2%
Grupo Financiero Banorte SAB de CV Class O	39,769	256,264
Netherlands — 1.9%
Akzo Nobel NV	11,803	708,700
Heineken NV	22,348	1,586,808
		2,295,508

	Number of Shares	Value
Republic of Korea — 0.7%
Samsung Electronics Co. Ltd.	22,856	$824,841
Spain — 3.2%
Aena SME SA (c)	5,317	1,085,263
Amadeus IT Group SA	23,522	1,654,708
Cellnex Telecom SA (c)	37,615	1,185,763
		3,925,734
Switzerland — 4.1%
Cie Financiere Richemont SA Registered Class A	14,947	2,272,001
Julius Baer Group Ltd.	7,570	488,333
UBS Group AG Registered	72,892	2,222,754
		4,983,088
United Kingdom — 8.9%
Aptiv PLC (a)	12,558	759,508
Burberry Group PLC	42,944	523,238
Compass Group PLC	24,718	821,655
Diageo PLC	64,450	2,048,017
Intertek Group PLC	13,850	819,550
London Stock Exchange Group PLC	8,285	1,166,582
Melrose Industries PLC	176,148	1,220,797
Reckitt Benckiser Group PLC	19,041	1,150,238
Rolls-Royce Holdings PLC (a)	156,670	1,114,697
Whitbread PLC	12,374	456,265
WPP PLC	65,643	679,738
		10,760,285
United States — 59.5%
Abbott Laboratories	10,866	1,229,053
Air Products & Chemicals, Inc.	6,393	1,854,226
Alphabet, Inc. Class A	16,094	3,046,594
American Express Co.	7,382	2,190,904
Amphenol Corp. Class A	12,290	853,541
Aon PLC Class A	5,058	1,816,631
Becton Dickinson & Co.	10,132	2,298,647
Boston Scientific Corp. (a)	14,403	1,286,476
Carrier Global Corp.	6,448	440,140
Charles Schwab Corp.	41,528	3,073,487
Cognizant Technology Solutions Corp. Class A	8,844	680,104
Comcast Corp. Class A	60,849	2,283,663
Cooper Cos., Inc. (a)	10,991	1,010,403
eBay, Inc.	13,497	836,139
Equifax, Inc.	2,509	639,419
Experian PLC	27,867	1,192,149
Fidelity National Information Services, Inc.	14,945	1,207,108
Fiserv, Inc. (a)	7,799	1,602,071

The accompanying notes are an integral part of the financial statements.
29

MML Global Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Goldman Sachs Group, Inc.	3,430	$1,964,087
Honeywell International, Inc.	12,010	2,712,939
International Flavors & Fragrances, Inc.	17,331	1,465,336
Linde PLC (LIN US)	5,230	2,189,644
Marriott International, Inc. Class A	3,685	1,027,894
Medtronic PLC	33,927	2,710,089
Microchip Technology, Inc.	7,703	441,767
Microsoft Corp.	7,631	3,216,466
Nestle SA Registered	21,691	1,778,653
Omnicom Group, Inc. (b)	3,635	312,755
Oracle Corp.	10,763	1,793,546
Otis Worldwide Corp.	7,464	691,241
PPG Industries, Inc.	7,868	939,833
Roche Holding AG	8,175	2,288,249
Salesforce, Inc.	3,629	1,213,284
Schneider Electric SE	12,584	3,110,724
STERIS PLC	4,343	892,747
Thermo Fisher Scientific, Inc.	4,888	2,542,884
TransUnion	14,295	1,325,289
Union Pacific Corp.	6,080	1,386,483
United Parcel Service, Inc. Class B	5,991	755,465
Visa, Inc. Class A	12,764	4,033,935
Walt Disney Co.	12,940	1,440,869
Waters Corp. (a)	3,579	1,327,737
Willis Towers Watson PLC	9,370	2,935,059
		72,037,730
TOTAL COMMON STOCK (Cost $98,571,931)		119,909,844
TOTAL EQUITIES (Cost $98,571,931)		119,909,844
TOTAL LONG-TERM INVESTMENTS (Cost $98,571,931)		119,909,844
	Principal Amount
Short-Term Investments — 0.6%
Repurchase Agreement — 0.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/24, 2.750%, due 1/02/25 (d)	$669,255	669,255
TOTAL SHORT-TERM INVESTMENTS (Cost $669,255)		669,255

Value
TOTAL INVESTMENTS — 99.6% (Cost $99,241,186) (e)	$120,579,099
Other Assets/ (Liabilities) — 0.4%	520,008
NET ASSETS — 100.0%	$121,099,107

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2024, was $1,153,628 or 0.95% of net assets. The Fund received $1,203,661 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2024, the aggregate market value of these securities amounted to $2,271,026 or 1.88% of net assets.

(d)
Maturity value of $669,357. Collateralized by U.S. Government Agency obligations with a rate of 4.625%, maturity date of 10/15/26, and an aggregate market value, including accrued interest, of $682,745.

(e)	See Note 6 for aggregate cost for federal tax purposes.
Sector weightings, as a percentage of net assets, is as follows:

Financials	20.4%
Industrials	19.5%
Health Care	16.3%
Information Technology	11.8%
Consumer Discretionary	9.3%
Consumer Staples	7.5%
Communication Services	7.4%
Materials	6.8%
Total Long-Term Investments	99.0%
Short-Term Investments and Other Assets and Liabilities	1.0%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.
30

MML Income & Growth Fund – Portfolio of Investments

December 31, 2024

	Number of Shares	Value
Equities — 98.4%
Common Stock — 98.4%
Communication Services — 5.3%
Alphabet, Inc. Class C	6,183	$1,177,491
Comcast Corp. Class A	70,112	2,631,303
Electronic Arts, Inc.	6,859	1,003,472
T-Mobile US, Inc.	2,308	509,445
Warner Music Group Corp. Class A	59,932	1,857,892
		7,179,603
Consumer Discretionary — 5.4%
Aptiv PLC (a)	12,459	753,520
Aramark	20,145	751,610
Carnival Corp. (a)	63,867	1,591,566
Las Vegas Sands Corp.	22,026	1,131,255
Lithia Motors, Inc.	2,089	746,671
Six Flags Entertainment Corp.	14,490	698,273
United Parks & Resorts, Inc. (a)	15,825	889,207
Wynn Resorts Ltd.	7,973	686,954
		7,249,056
Consumer Staples — 8.2%
Coca-Cola Europacific Partners PLC	21,562	1,656,177
Keurig Dr. Pepper, Inc.	39,400	1,265,528
Kraft Heinz Co.	40,687	1,249,498
Molson Coors Beverage Co. Class B	21,858	1,252,900
Philip Morris International, Inc.	27,504	3,310,106
Procter & Gamble Co.	7,901	1,324,603
Tyson Foods, Inc. Class A	16,922	972,000
		11,030,812
Energy — 9.4%
Enbridge, Inc.	76,432	3,243,010
Exxon Mobil Corp.	8,219	884,118
Halliburton Co.	35,919	976,638
Hess Corp.	19,431	2,584,517
Permian Resources Corp.	73,430	1,055,923
Phillips 66	17,242	1,964,381
Plains GP Holdings LP Class A (a)	110,530	2,031,541
		12,740,128
Financials — 18.6%
Allstate Corp.	10,048	1,937,154
American Express Co.	3,148	934,295
American International Group, Inc.	12,372	900,682
Axis Capital Holdings Ltd.	10,114	896,303
Bank of America Corp.	24,900	1,094,355
Bank of Nova Scotia	23,358	1,254,792
Chubb Ltd.	10,446	2,886,230

	Number of Shares	Value
Comerica, Inc.	16,805	$1,039,389
Fidelity National Information Services, Inc.	39,033	3,152,695
JP Morgan Chase & Co.	9,872	2,366,417
M&T Bank Corp.	5,653	1,062,820
Northern Trust Corp.	15,062	1,543,855
SLM Corp.	26,212	722,927
Wells Fargo & Co.	42,850	3,009,784
Western Alliance Bancorp	12,998	1,085,853
Willis Towers Watson PLC	3,855	1,207,540
		25,095,091
Health Care — 12.9%
Avantor, Inc. (a)	50,879	1,072,021
CVS Health Corp.	33,271	1,493,535
Elevance Health, Inc.	2,226	821,171
Humana, Inc.	6,119	1,552,451
Medtronic PLC	33,164	2,649,140
Merck & Co., Inc.	29,110	2,895,863
Sanofi SA ADR	59,033	2,847,162
Smith & Nephew PLC Sponsored ADR	74,970	1,842,763
UnitedHealth Group, Inc.	4,626	2,340,108
		17,514,214
Industrials — 8.7%
AECOM	9,468	1,011,372
AerCap Holdings NV	9,065	867,520
BWX Technologies, Inc.	8,825	983,017
CACI International, Inc. Class A (a)	1,960	791,958
Everus Construction Group, Inc. (a)	10,662	701,027
Fortive Corp.	5,350	401,250
General Dynamics Corp.	7,015	1,848,382
Jacobs Solutions, Inc.	6,920	924,650
JB Hunt Transport Services, Inc.	3,819	651,751
Johnson Controls International PLC	32,080	2,532,074
L3Harris Technologies, Inc.	5,251	1,104,180
		11,817,181
Information Technology — 6.3%
Ciena Corp. (a)	15,431	1,308,703
Cognizant Technology Solutions Corp. Class A	12,625	970,863
Littelfuse, Inc.	2,800	659,820
Microchip Technology, Inc.	21,494	1,232,681
Nice Ltd. Sponsored ADR (a) (b)	5,971	1,014,115
Oracle Corp.	11,474	1,912,027
QUALCOMM, Inc.	5,902	906,665
Skyworks Solutions, Inc.	6,483	574,912
		8,579,786

The accompanying notes are an integral part of the financial statements.
31

MML Income & Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Materials — 7.8%
Air Products & Chemicals, Inc.	12,718	$3,688,729
Axalta Coating Systems Ltd. (a)	32,777	1,121,629
CRH PLC	13,999	1,295,187
DuPont de Nemours, Inc.	19,098	1,456,223
Element Solutions, Inc.	37,670	957,948
International Flavors & Fragrances, Inc.	10,232	865,116
Knife River Corp. (a)	12,111	1,230,962
		10,615,794
Real Estate — 7.7%
CubeSmart	14,524	622,354
Mid-America Apartment Communities, Inc.	16,932	2,617,179
Prologis, Inc.	25,539	2,699,472
Public Storage	9,266	2,774,611
SBA Communications Corp.	3,370	686,806
VICI Properties, Inc.	32,486	948,916
		10,349,338
Utilities — 8.1%
CenterPoint Energy, Inc.	33,223	1,054,166
Entergy Corp.	44,736	3,391,883
MDU Resources Group, Inc.	42,649	768,535
Pinnacle West Capital Corp.	32,010	2,713,488
Xcel Energy, Inc.	45,100	3,045,152
		10,973,224
TOTAL COMMON STOCK (Cost $110,599,211)		133,144,227
TOTAL EQUITIES (Cost $110,599,211)		133,144,227
TOTAL LONG-TERM INVESTMENTS (Cost $110,599,211)		133,144,227
Short-Term Investments — 2.3%
Investment of Cash Collateral from Securities Loaned — 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.482% (c)	612,092	612,092

	Principal Amount	Value
Repurchase Agreement — 1.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/24, 2.750%, due 1/02/25 (d)	$2,471,747	$2,471,747
TOTAL SHORT-TERM INVESTMENTS (Cost $3,083,839)		3,083,839
TOTAL INVESTMENTS — 100.7% (Cost $113,683,050) (e)		136,228,066
Other Assets/ (Liabilities) — (0.7)%		(912,016)
NET ASSETS — 100.0%		$135,316,050

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2024, was $1,003,924 or 0.74% of net assets. The Fund received $413,884 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Represents investment of security lending cash collateral and 7-day effective yield as of December 31, 2024. (Note 2).
(d)
Maturity value of $2,472,125. Collateralized by U.S. Government Agency obligations with a rate of 4.625%, maturity date of 10/15/26, and an aggregate market value, including accrued interest, of $2,521,458.

(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
32

MML International Equity Fund – Portfolio of Investments

December 31, 2024

	Number of Shares	Value
Equities — 98.6%
Common Stock — 98.2%
Australia — 1.2%
Brambles Ltd.	32,900	$391,121
Glencore PLC	260,244	1,144,259
Rio Tinto PLC	18,992	1,117,937
		2,653,317
Belgium — 0.8%
Anheuser-Busch InBev SA	9,235	462,084
KBC Group NV	13,531	1,041,695
Liberty Global Ltd. Class A (a)	26,000	331,760
		1,835,539
Canada — 2.8%
Canadian National Railway Co.	16,430	1,667,809
Intact Financial Corp.	5,908	1,075,725
Open Text Corp.	32,200	911,264
Suncor Energy, Inc. (SU CN)	37,567	1,340,960
Toronto-Dominion Bank	24,982	1,330,044
		6,325,802
China — 2.4%
Alibaba Group Holding Ltd.	102,240	1,085,019
NetEase, Inc.	74,400	1,327,276
Prosus NV (PRX NA)	21,516	853,283
Tencent Holdings Ltd.	37,400	1,998,704
		5,264,282
Denmark — 2.5%
Carlsberg AS Class B	17,443	1,670,939
DSV AS	5,885	1,245,966
Novo Nordisk AS Class B	30,705	2,642,694
		5,559,599
France — 16.0%
Accor SA	23,500	1,138,086
Air Liquide SA	24,625	3,981,189
Airbus SE	10,415	1,659,959
BNP Paribas SA	43,376	2,656,502
Capgemini SE	23,111	3,770,013
Cie de Saint-Gobain SA	25,725	2,264,458
Cie Generale des Etablissements Michelin SCA	38,531	1,265,221
Danone SA	6,720	452,152
Dassault Systemes SE	27,475	949,651
Edenred SE	96,356	3,147,721
Engie SA	129,951	2,059,980
EssilorLuxottica SA	10,593	2,574,088
Kering SA	9,565	2,344,185
Legrand SA	13,797	1,335,216

	Number of Shares	Value
LVMH Moet Hennessy Louis Vuitton SE	4,205	$2,749,604
Pernod Ricard SA	21,419	2,395,553
Publicis Groupe SA	3,126	331,171
Worldline SA (a) (b) (c)	73,000	641,284
		35,716,033
Germany — 14.4%
adidas AG	3,660	898,782
Allianz SE Registered	4,290	1,314,642
Bayer AG Registered	110,594	2,212,068
Bayerische Motoren Werke AG	24,345	1,991,968
Beiersdorf AG	20,283	2,604,249
Brenntag SE	20,410	1,223,644
Continental AG	33,935	2,278,923
Daimler Truck Holding AG	36,890	1,408,052
Deutsche Boerse AG	14,196	3,271,147
Fresenius Medical Care AG	40,941	1,864,111
Fresenius SE & Co. KGaA (a)	42,400	1,472,743
Henkel AG & Co. KGaA	6,485	499,535
Mercedes Benz Group AG	28,818	1,606,048
Merck KGaA	14,883	2,156,469
MTU Aero Engines AG	3,373	1,124,746
SAP SE	19,733	4,829,318
Siemens AG Registered	5,435	1,061,357
thyssenkrupp AG	83,574	339,353
		32,157,155
Hong Kong — 1.9%
AIA Group Ltd.	303,400	2,194,774
Prudential PLC	266,633	2,125,701
		4,320,475
India — 1.3%
Axis Bank Ltd.	40,382	503,079
HDFC Bank Ltd. ADR	24,502	1,564,698
Tata Consultancy Services Ltd.	16,851	805,977
		2,873,754
Indonesia — 0.2%
Bank Mandiri Persero Tbk. PT	1,376,000	484,393
Ireland — 0.7%
AIB Group PLC	273,769	1,510,904
Israel — 0.7%
Check Point Software Technologies Ltd. (a)	8,804	1,643,707
Italy — 3.6%
Eni SpA	111,274	1,519,960
Intesa Sanpaolo SpA	851,726	3,406,569

The accompanying notes are an integral part of the financial statements.
33

MML International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Ryanair Holdings PLC Sponsored ADR	72,475	$3,159,185
		8,085,714
Japan — 13.0%
Daikin Industries Ltd.	17,000	1,991,646
Denso Corp.	137,500	1,907,747
Fujitsu Ltd.	34,400	604,232
Hitachi Ltd.	187,600	4,610,944
Hoya Corp.	8,100	1,006,505
Komatsu Ltd.	33,300	919,830
Kose Corp.	15,000	680,279
Kyocera Corp.	88,800	880,224
Mitsubishi Electric Corp.	117,600	1,993,188
Olympus Corp.	102,100	1,520,734
Seven & i Holdings Co. Ltd.	120,400	1,887,369
Shin-Etsu Chemical Co. Ltd.	50,500	1,670,027
SMC Corp.	3,300	1,284,982
Sompo Holdings, Inc.	23,300	616,757
Sony Group Corp.	133,700	2,824,524
Sumitomo Mitsui Financial Group, Inc.	77,500	1,866,284
Terumo Corp.	82,800	1,593,336
ZOZO, Inc.	40,300	1,244,844
		29,103,452
Luxembourg — 0.5%
Eurofins Scientific SE	23,300	1,188,541
Netherlands — 2.3%
Akzo Nobel NV	20,035	1,202,982
EXOR NV	9,870	901,490
ING Groep NV	145,055	2,268,187
Koninklijke Ahold Delhaize NV	24,100	785,968
		5,158,627
Portugal — 0.5%
Galp Energia SGPS SA	66,599	1,104,077
Republic of Korea — 0.8%
KB Financial Group, Inc.	1,800	102,087
NAVER Corp.	5,465	737,810
Samsung Electronics Co. Ltd. GDR (c)	1,065	969,147
		1,809,044
Singapore — 1.0%
DBS Group Holdings Ltd.	67,760	2,167,381
Spain — 1.2%
Amadeus IT Group SA	36,615	2,575,765

	Number of Shares	Value
Sweden — 1.1%
Sandvik AB	38,200	$684,582
SKF AB Class B	51,700	969,467
Volvo AB Class B	31,870	773,304
		2,427,353
Switzerland — 8.0%
Cie Financiere Richemont SA Registered Class A	26,023	3,955,594
Julius Baer Group Ltd.	16,320	1,052,787
Novartis AG Registered	35,868	3,490,754
Schindler Holding AG	1,240	341,636
Sika AG Registered	4,086	970,989
Sonova Holding AG Registered	3,926	1,277,973
Sunrise Communications AG (a)	4,700	202,476
Swatch Group AG (b)	6,444	1,171,030
UBS Group AG Registered	86,989	2,652,625
Zurich Insurance Group AG	4,591	2,727,786
		17,843,650
Taiwan — 1.6%
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	18,295	3,613,079
United Kingdom — 10.5%
Ashtead Group PLC	6,435	398,018
Bunzl PLC	2,500	102,921
Compass Group PLC	127,355	4,233,428
Diageo PLC	77,361	2,458,288
Lloyds Banking Group PLC	2,109,184	1,438,830
London Stock Exchange Group PLC	16,547	2,329,926
Reckitt Benckiser Group PLC	21,980	1,327,778
RELX PLC	65,292	2,958,713
Rolls-Royce Holdings PLC (a)	348,802	2,481,703
Schroders PLC	337,107	1,358,734
Smith & Nephew PLC	68,100	836,937
Smiths Group PLC	31,400	673,338
Tesco PLC	340,801	1,568,729
WPP PLC	131,592	1,362,644
		23,529,987
United States — 9.2%
CNH Industrial NV	208,553	2,362,905
Experian PLC	62,568	2,676,656
Holcim AG	4,024	385,839
Linde PLC (LIN US)	3,735	1,563,732
Nestle SA Registered	38,194	3,131,893
Qiagen NV	30,597	1,364,175

The accompanying notes are an integral part of the financial statements.
34

MML International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Roche Holding AG	15,143	$4,238,649
Schneider Electric SE	19,649	4,857,170
Smurfit WestRock PLC	1,400	75,404
		20,656,423
TOTAL COMMON STOCK (Cost $215,502,705)		219,608,053
Preferred Stock — 0.4%
Republic of Korea — 0.4%
Samsung Electronics Co. Ltd. 3.269%	30,300	908,658
TOTAL PREFERRED STOCK (Cost $1,457,489)		908,658
TOTAL EQUITIES (Cost $216,960,194)		220,516,711
TOTAL LONG-TERM INVESTMENTS (Cost $216,960,194)		220,516,711

	Principal Amount
Short-Term Investments — 0.9%
Repurchase Agreement — 0.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/24, 2.750%, due 1/02/25 (d)	$2,004,459	2,004,459
TOTAL SHORT-TERM INVESTMENTS (Cost $2,004,459)		2,004,459
TOTAL INVESTMENTS — 99.5% (Cost $218,964,653) (e)		222,521,170
Other Assets/ (Liabilities) — 0.5%		1,032,460
NET ASSETS — 100.0%		$223,553,630

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2024, was $1,771,515 or 0.79% of net assets. The Fund received $1,914,371 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2024, the aggregate market value of these securities amounted to $1,610,431 or 0.72% of net assets.

(d)
Maturity value of $2,004,765. Collateralized by U.S. Government Agency obligations with a rate of 4.625%, maturity date of 10/15/26, and an aggregate market value, including accrued interest, of $2,044,902.

(e)	See Note 6 for aggregate cost for federal tax purposes.
Sector weightings, as a percentage of net assets, is as follows:

Industrials	20.8%
Financials	20.5%
Consumer Discretionary	15.3%
Health Care	13.2%
Consumer Staples	8.9%
Information Technology	8.9%
Materials	5.6%
Communication Services	2.7%
Energy	1.8%
Utilities	0.9%
Total Long-Term Investments	98.6%
Short-Term Investments and Other Assets and Liabilities	1.4%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.
35

MML Large Cap Growth Fund – Portfolio of Investments

December 31, 2024

	Number of Shares	Value
Equities — 99.5%
Common Stock — 99.5%
Communication Services — 22.2%
Alphabet, Inc. Class A	58,822	$11,135,005
Alphabet, Inc. Class C	12,066	2,297,849
Meta Platforms, Inc. Class A	27,059	15,843,315
Netflix, Inc. (a)	14,350	12,790,442
Walt Disney Co.	51,347	5,717,488
		47,784,099
Consumer Discretionary — 19.6%
Alibaba Group Holding Ltd. Sponsored ADR	16,738	1,419,215
Amazon.com, Inc. (a)	63,196	13,864,571
NIKE, Inc. Class B	24,697	1,868,822
Starbucks Corp.	34,072	3,109,070
Tesla, Inc. (a)	47,564	19,208,246
Yum China Holdings, Inc.	16,360	788,061
Yum! Brands, Inc.	13,982	1,875,825
		42,133,810
Consumer Staples — 2.2%
Monster Beverage Corp. (a)	91,391	4,803,511
Financials — 9.3%
Block, Inc. (a)	25,695	2,183,818
FactSet Research Systems, Inc.	5,323	2,556,530
PayPal Holdings, Inc. (a)	23,291	1,987,887
SEI Investments Co.	30,324	2,501,124
Visa, Inc. Class A	33,858	10,700,482
		19,929,841
Health Care — 11.3%
Illumina, Inc. (a)	15,012	2,006,054
Intuitive Surgical, Inc. (a)	6,168	3,219,449
Novartis AG Sponsored ADR (b)	20,205	1,966,148
Novo Nordisk AS Sponsored ADR	42,505	3,656,280
Regeneron Pharmaceuticals, Inc. (a)	5,595	3,985,486
Roche Holding AG Sponsored ADR	45,962	1,603,155
Thermo Fisher Scientific, Inc.	4,714	2,452,364
Vertex Pharmaceuticals, Inc. (a)	13,718	5,524,239
		24,413,175
Industrials — 5.9%
Boeing Co. (a)	52,739	9,334,803
Deere & Co.	2,493	1,056,284
Expeditors International of Washington, Inc.	20,204	2,237,997
		12,629,084

	Number of Shares	Value
Information Technology — 29.0%
Autodesk, Inc. (a)	20,375	$6,022,239
Microsoft Corp.	21,748	9,166,782
NVIDIA Corp.	150,107	20,157,869
Oracle Corp.	61,258	10,208,033
QUALCOMM, Inc.	19,557	3,004,346
Salesforce, Inc.	20,451	6,837,383
Shopify, Inc. Class A (a)	49,653	5,279,604
Workday, Inc. Class A (a)	7,098	1,831,497
		62,507,753
TOTAL COMMON STOCK (Cost $133,513,844)		214,201,273
TOTAL EQUITIES (Cost $133,513,844)		214,201,273
TOTAL LONG-TERM INVESTMENTS (Cost $133,513,844)		214,201,273

	Principal Amount
Short-Term Investments — 0.7%
Repurchase Agreement — 0.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/24, 2.750%, due 1/02/25 (c)	$1,534,556	1,534,556
TOTAL SHORT-TERM INVESTMENTS (Cost $1,534,556)		1,534,556
TOTAL INVESTMENTS — 100.2% (Cost $135,048,400) (d)		215,735,829
Other Assets/ (Liabilities) — (0.2)%		(449,191)
NET ASSETS — 100.0%		$215,286,638

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2024, was $1,946,395 or 0.90% of net assets. The Fund received $1,987,061 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

The accompanying notes are an integral part of the financial statements.
36

MML Large Cap Growth Fund – Portfolio of Investments (Continued)
Notes to Portfolio of Investments (Continued)
(c)
Maturity value of $1,534,791. Collateralized by U.S. Government Agency obligations with a rate of 4.625%, maturity date of 10/15/26, and an aggregate market value, including accrued interest, of $1,565,326.

(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
37

MML Managed Volatility Fund – Portfolio of Investments

December 31, 2024

	Number of Shares	Value
Equities — 100.2%
Common Stock — 100.2%
Communication Services — 9.4%
Alphabet, Inc. Class A (a)	11,529	$2,182,440
Alphabet, Inc. Class C (a)	9,439	1,797,563
AT&T, Inc. (a)	14,339	326,499
Charter Communications, Inc. Class A (a) (b)	195	66,840
Comcast Corp. Class A (a)	7,459	279,936
Electronic Arts, Inc. (a)	473	69,200
Fox Corp. Class A (a)	381	18,509
Fox Corp. Class B (a)	321	14,683
Interpublic Group of Cos., Inc. (a)	850	23,817
Live Nation Entertainment, Inc. (a) (b)	319	41,311
Match Group, Inc. (a) (b)	485	15,864
Meta Platforms, Inc. Class A (a)	4,311	2,524,134
Netflix, Inc. (a) (b)	844	752,274
News Corp. Class A (a)	418	11,512
News Corp. Class B (a)	511	15,550
Omnicom Group, Inc. (a)	412	35,449
Paramount Global Class B (a)	1,014	10,606
T-Mobile US, Inc. (a)	977	215,653
Take-Two Interactive Software, Inc. (a) (b)	329	60,562
Verizon Communications, Inc. (a)	8,289	331,477
Walt Disney Co. (a)	3,574	397,965
Warner Bros Discovery, Inc. (a) (b)	4,313	45,588
		9,237,432
Consumer Discretionary — 11.3%
Airbnb, Inc. Class A (a) (b)	878	115,378
Amazon.com, Inc. (a) (b)	18,502	4,059,154
Aptiv PLC (a) (b)	501	30,301
AutoZone, Inc. (a) (b)	34	108,868
Best Buy Co., Inc. (a)	410	35,178
Booking Holdings, Inc. (a)	65	322,947
BorgWarner, Inc. (a)	270	8,583
Caesars Entertainment, Inc. (a) (b)	454	15,173
CarMax, Inc. (a) (b)	287	23,465
Carnival Corp. (a) (b)	1,961	48,868
Chipotle Mexican Grill, Inc. (a) (b)	2,697	162,629
Darden Restaurants, Inc. (a)	239	44,619
Deckers Outdoor Corp. (a) (b)	303	61,536
Domino’s Pizza, Inc. (a)	73	30,643
DR Horton, Inc. (a)	577	80,676
eBay, Inc. (a)	968	59,968
Expedia Group, Inc. (a) (b)	246	45,837
Ford Motor Co. (a)	7,911	78,319

	Number of Shares	Value
Garmin Ltd. (a)	311	$64,147
General Motors Co. (a)	2,148	114,424
Genuine Parts Co. (a)	278	32,459
Hasbro, Inc. (a)	276	15,431
Hilton Worldwide Holdings, Inc. (a)	482	119,131
Home Depot, Inc. (a)	1,964	763,976
Las Vegas Sands Corp. (a)	696	35,747
Lennar Corp. Class A (a)	470	64,094
LKQ Corp. (a)	535	19,661
Lowe’s Cos., Inc. (a)	1,100	271,480
Lululemon Athletica, Inc. (a) (b)	224	85,660
Marriott International, Inc. Class A (a)	465	129,707
McDonald’s Corp. (a)	1,418	411,064
MGM Resorts International (a) (b)	515	17,845
Mohawk Industries, Inc. (a) (b)	120	14,296
NIKE, Inc. Class B (a)	2,392	181,003
Norwegian Cruise Line Holdings Ltd. (a) (b)	860	22,128
NVR, Inc. (a) (b)	6	49,073
O’Reilly Automotive, Inc. (a) (b)	116	137,553
Pool Corp. (a)	81	27,616
PulteGroup, Inc. (a)	419	45,629
Ralph Lauren Corp. (a)	85	19,633
Ross Stores, Inc. (a)	642	97,115
Royal Caribbean Cruises Ltd. (a)	478	110,270
Starbucks Corp. (a)	2,270	207,138
Tapestry, Inc. (a)	418	27,308
Tesla, Inc. (a) (b)	5,523	2,230,408
TJX Cos., Inc. (a)	2,261	273,151
Tractor Supply Co. (a)	1,020	54,121
Ulta Beauty, Inc. (a) (b)	87	37,839
Wynn Resorts Ltd. (a)	211	18,180
Yum! Brands, Inc. (a)	531	71,239
		11,100,668
Consumer Staples — 5.6%
Altria Group, Inc. (a)	3,243	169,577
Archer-Daniels-Midland Co. (a)	954	48,196
Brown-Forman Corp. Class B (a)	358	13,597
Bunge Global SA (a)	264	20,529
Campbell’s Co.. (a)	325	13,611
Church & Dwight Co., Inc. (a)	442	46,282
Clorox Co. (a)	241	39,141
Coca-Cola Co. (a)	7,584	472,180
Colgate-Palmolive Co. (a)	1,608	146,183
Conagra Brands, Inc. (a)	945	26,224
Constellation Brands, Inc. Class A (a)	288	63,648
Costco Wholesale Corp. (a)	879	805,401

The accompanying notes are an integral part of the financial statements.
38

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Dollar General Corp. (a)	461	$34,953
Dollar Tree, Inc. (a) (b)	429	32,149
Estee Lauder Cos., Inc. Class A (a)	484	36,290
General Mills, Inc. (a)	1,071	68,298
Hershey Co. (a)	275	46,571
Hormel Foods Corp. (a)	709	22,241
J.M. Smucker Co. (a)	215	23,676
Kellanova (a)	544	44,048
Kenvue, Inc. (a)	3,909	83,457
Keurig Dr. Pepper, Inc. (a)	2,192	70,407
Kimberly-Clark Corp. (a)	692	90,680
Kraft Heinz Co. (a)	1,700	52,207
Kroger Co. (a)	1,316	80,474
Lamb Weston Holdings, Inc. (a)	286	19,113
McCormick & Co., Inc. (a)	467	35,604
Molson Coors Beverage Co. Class B (a)	382	21,896
Mondelez International, Inc. Class A (a)	2,699	161,211
Monster Beverage Corp. (a) (b)	1,457	76,580
PepsiCo, Inc. (a)	2,748	417,861
Philip Morris International, Inc. (a)	3,103	373,446
Procter & Gamble Co. (a)	4,648	779,237
Sysco Corp. (a)	937	71,643
Target Corp. (a)	923	124,771
Tyson Foods, Inc. Class A (a)	619	35,555
Walgreens Boots Alliance, Inc. (a)	1,361	12,698
Walmart, Inc. (a)	8,619	778,727
		5,458,362
Energy — 3.2%
APA Corp. (a)	701	16,186
Baker Hughes Co. (a)	1,950	79,989
Chevron Corp. (a)	3,283	475,510
ConocoPhillips (a)	2,548	252,685
Coterra Energy, Inc. (a)	1,370	34,990
Devon Energy Corp. (a)	1,190	38,949
Diamondback Energy, Inc. (a)	365	59,798
EOG Resources, Inc. (a)	1,148	140,722
EQT Corp. (a)	1,163	53,626
Exxon Mobil Corp. (a)	8,668	932,417
Halliburton Co. (a)	1,837	49,948
Hess Corp. (a)	556	73,954
Kinder Morgan, Inc. (a)	3,907	107,052
Marathon Petroleum Corp. (a)	618	86,211
Occidental Petroleum Corp. (a)	1,411	69,717
ONEOK, Inc. (a)	1,127	113,151
Phillips 66 (a)	847	96,499
Schlumberger NV (a)	2,842	108,962
Targa Resources Corp. (a)	461	82,288

	Number of Shares	Value
Texas Pacific Land Corp. (a)	37	$40,920
Valero Energy Corp. (a)	634	77,722
Williams Cos., Inc. (a)	2,368	128,156
		3,119,452
Financials — 13.6%
Aflac, Inc. (a)	999	103,337
Allstate Corp. (a)	522	100,636
American Express Co. (a)	1,088	322,907
American International Group, Inc. (a)	1,261	91,801
Ameriprise Financial, Inc. (a)	195	103,824
Aon PLC Class A (a)	420	150,847
Apollo Global Management, Inc. (a)	871	143,854
Arch Capital Group Ltd. (a)	786	72,587
Arthur J Gallagher & Co. (a)	449	127,449
Assurant, Inc. (a)	89	18,977
Bank of America Corp. (a)	13,380	588,051
Bank of New York Mellon Corp. (a)	1,473	113,171
Berkshire Hathaway, Inc. Class B (a) (b)	3,635	1,647,673
Blackrock, Inc. (a)	273	279,855
Blackstone, Inc. (a)	1,420	244,836
Brown & Brown, Inc. (a)	473	48,255
Capital One Financial Corp. (a)	765	136,415
Cboe Global Markets, Inc. (a)	208	40,643
Charles Schwab Corp. (a)	3,000	222,030
Chubb Ltd. (a)	736	203,357
Cincinnati Financial Corp. (a)	289	41,529
Citigroup, Inc. (a)	3,762	264,807
Citizens Financial Group, Inc. (a)	903	39,515
CME Group, Inc. (a)	723	167,902
Corpay, Inc. (a) (b)	142	48,056
Discover Financial Services (a)	508	88,001
Erie Indemnity Co. Class A (a)	49	20,199
Everest Group Ltd. (a)	78	28,272
FactSet Research Systems, Inc. (a)	78	37,462
Fidelity National Information Services, Inc. (a)	1,101	88,928
Fifth Third Bancorp (a)	1,349	57,036
Fiserv, Inc. (a) (b)	1,102	226,373
Franklin Resources, Inc. (a)	675	13,696
Global Payments, Inc. (a)	500	56,030
Globe Life, Inc. (a)	145	16,170
Goldman Sachs Group, Inc. (a)	614	351,589
Hartford Financial Services Group, Inc. (a)	579	63,343
Huntington Bancshares, Inc. (a)	2,788	45,361
Intercontinental Exchange, Inc. (a)	1,170	174,342
Invesco Ltd. (a)	598	10,453

The accompanying notes are an integral part of the financial statements.
39

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Jack Henry & Associates, Inc. (a)	162	$28,399
JP Morgan Chase & Co. (a)	5,563	1,333,507
KeyCorp. (a)	1,841	31,555
KKR & Co., Inc. (a)	1,348	199,383
Loews Corp. (a)	382	32,352
M&T Bank Corp. (a)	324	60,915
MarketAxess Holdings, Inc. (a)	77	17,405
Marsh & McLennan Cos., Inc. (a)	972	206,462
Mastercard, Inc. Class A (a)	1,613	849,357
MetLife, Inc. (a)	1,183	96,864
Moody’s Corp. (a)	313	148,165
Morgan Stanley (a)	2,501	314,426
MSCI, Inc. (a)	153	91,801
Nasdaq, Inc. (a)	794	61,384
Northern Trust Corp. (a)	350	35,875
PayPal Holdings, Inc. (a) (b)	2,011	171,639
PNC Financial Services Group, Inc. (a)	798	153,894
Principal Financial Group, Inc. (a)	345	26,706
Progressive Corp. (a)	1,158	277,468
Prudential Financial, Inc. (a)	740	87,712
Raymond James Financial, Inc. (a)	361	56,074
Regions Financial Corp. (a)	1,556	36,597
S&P Global, Inc. (a)	632	314,755
State Street Corp. (a)	595	58,399
Synchrony Financial (a)	743	48,295
T. Rowe Price Group, Inc. (a)	444	50,212
Travelers Cos., Inc. (a)	448	107,919
Truist Financial Corp. (a)	2,531	109,795
US Bancorp (a)	3,135	149,947
Visa, Inc. Class A (a)	3,402	1,075,168
W. R. Berkley Corp. (a)	528	30,899
Wells Fargo & Co. (a)	6,552	460,212
Willis Towers Watson PLC (a)	211	66,094
		13,389,204
Health Care — 10.1%
Abbott Laboratories (a)	3,383	382,651
AbbVie, Inc. (a)	3,499	621,772
Agilent Technologies, Inc. (a)	534	71,738
Align Technology, Inc. (a) (b)	146	30,442
Amgen, Inc. (a)	1,059	276,018
Baxter International, Inc. (a)	1,042	30,385
Becton Dickinson & Co. (a)	558	126,593
Bio-Techne Corp. (a)	318	22,906
Biogen, Inc. (a) (b)	297	45,417
Boston Scientific Corp. (a) (b)	2,939	262,511
Bristol-Myers Squibb Co. (a)	4,058	229,520
Cardinal Health, Inc. (a)	465	54,996
Cencora, Inc. (a)	355	79,761

	Number of Shares	Value
Centene Corp. (a) (b)	965	$58,460
Charles River Laboratories International, Inc. (a) (b)	88	16,245
Cigna Group (a)	559	154,362
Cooper Cos., Inc. (a) (b)	404	37,140
CVS Health Corp. (a)	2,516	112,943
Danaher Corp. (a)	1,280	293,824
DaVita, Inc. (a) (b)	106	15,852
Dexcom, Inc. (a) (b)	792	61,594
Edwards Lifesciences Corp. (a) (b)	1,166	86,319
Elevance Health, Inc. (a)	463	170,801
Eli Lilly & Co. (a)	1,557	1,202,004
GE HealthCare Technologies, Inc. (a) (b)	934	73,020
Gilead Sciences, Inc. (a)	2,500	230,925
HCA Healthcare, Inc. (a)	362	108,654
Henry Schein, Inc. (a) (b)	261	18,061
Hologic, Inc. (a) (b)	442	31,864
Humana, Inc. (a)	246	62,413
IDEXX Laboratories, Inc. (a) (b)	165	68,218
Incyte Corp. (a) (b)	320	22,102
Insulet Corp. (a) (b)	136	35,506
Intuitive Surgical, Inc. (a) (b)	710	370,592
IQVIA Holdings, Inc. (a) (b)	342	67,206
Johnson & Johnson (a)	4,770	689,837
Labcorp Holdings, Inc. (a)	162	37,150
McKesson Corp. (a)	247	140,768
Medtronic PLC (a)	2,491	198,981
Merck & Co., Inc. (a)	5,013	498,693
Mettler-Toledo International, Inc. (a) (b)	43	52,618
Moderna, Inc. (a) (b)	709	29,480
Molina Healthcare, Inc. (a) (b)	119	34,635
Pfizer, Inc. (a)	11,125	295,146
Quest Diagnostics, Inc. (a)	214	32,284
Regeneron Pharmaceuticals, Inc. (a) (b)	205	146,028
ResMed, Inc. (a)	290	66,320
Revvity, Inc. (a)	205	22,880
Solventum Corp. (a) (b)	285	18,827
STERIS PLC (a)	206	42,345
Stryker Corp. (a)	684	246,274
Teleflex, Inc. (a)	106	18,866
Thermo Fisher Scientific, Inc. (a)	761	395,895
UnitedHealth Group, Inc. (a)	1,816	918,642
Universal Health Services, Inc. Class B (a)	121	21,710
Vertex Pharmaceuticals, Inc. (a) (b)	505	203,364
Viatris, Inc. (a)	2,292	28,535
Waters Corp. (a) (b)	123	45,631

The accompanying notes are an integral part of the financial statements.
40

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
West Pharmaceutical Services, Inc. (a)	144	$47,169
Zimmer Biomet Holdings, Inc. (a)	399	42,146
Zoetis, Inc. (a)	890	145,008
		9,952,047
Industrials — 8.2%
3M Co. (a)	1,056	136,319
A.O. Smith Corp. (a)	241	16,439
Allegion PLC (a)	194	25,352
AMETEK, Inc. (a)	480	86,525
Automatic Data Processing, Inc. (a)	795	232,720
Axon Enterprise, Inc. (a) (b)	141	83,799
Boeing Co. (a) (b)	1,460	258,420
Broadridge Financial Solutions, Inc. (a)	223	50,418
Builders FirstSource, Inc. (a) (b)	227	32,445
C.H. Robinson Worldwide, Inc. (a)	230	23,764
Carrier Global Corp. (a)	1,666	113,721
Caterpillar, Inc. (a)	944	342,445
Cintas Corp. (a)	681	124,419
Copart, Inc. (a) (b)	1,702	97,678
CSX Corp. (a)	3,851	124,272
Cummins, Inc. (a)	275	95,865
Dayforce, Inc. (a) (b) (c)	314	22,809
Deere & Co. (a)	503	213,121
Delta Air Lines, Inc. (a)	1,277	77,258
Dover Corp. (a)	272	51,027
Eaton Corp. PLC (a)	778	258,195
Emerson Electric Co. (a)	1,107	137,190
Equifax, Inc. (a)	254	64,732
Expeditors International of Washington, Inc. (a)	274	30,351
Fastenal Co. (a)	1,149	82,625
FedEx Corp. (a)	441	124,067
Fortive Corp. (a)	636	47,700
GE Vernova, Inc. (a)	551	181,240
Generac Holdings, Inc. (a) (b)	124	19,226
General Dynamics Corp. (a)	498	131,218
General Electric Co. (a)	2,142	357,264
Honeywell International, Inc. (a)	1,302	294,109
Howmet Aerospace, Inc. (a)	796	87,059
Hubbell, Inc. (a)	102	42,727
Huntington Ingalls Industries, Inc. (a)	90	17,007
IDEX Corp. (a)	161	33,696
Illinois Tool Works, Inc. (a)	537	136,162
Ingersoll Rand, Inc. (a)	831	75,172
Jacobs Solutions, Inc. (a)	242	32,336
JB Hunt Transport Services, Inc. (a)	169	28,842

	Number of Shares	Value
Johnson Controls International PLC (a)	1,333	$105,214
L3Harris Technologies, Inc. (a)	381	80,117
Leidos Holdings, Inc. (a)	264	38,032
Lennox International, Inc. (a)	58	35,339
Lockheed Martin Corp. (a)	424	206,039
Masco Corp. (a)	439	31,858
Nordson Corp. (a)	83	17,367
Norfolk Southern Corp. (a)	450	105,615
Northrop Grumman Corp. (a)	274	128,585
Old Dominion Freight Line, Inc. (a)	372	65,621
Otis Worldwide Corp. (a)	810	75,014
PACCAR, Inc. (a)	1,053	109,533
Parker-Hannifin Corp. (a)	259	164,732
Paychex, Inc. (a)	661	92,685
Paycom Software, Inc. (a)	100	20,497
Pentair PLC (a)	337	33,916
Quanta Services, Inc. (a)	290	91,654
Republic Services, Inc. (a)	415	83,490
Rockwell Automation, Inc. (a)	221	63,160
Rollins, Inc. (a)	544	25,214
RTX Corp. (a)	2,615	302,608
Snap-on, Inc. (a)	105	35,645
Southwest Airlines Co. (a)	1,243	41,790
Stanley Black & Decker, Inc. (a)	310	24,890
Textron, Inc. (a)	371	28,378
Trane Technologies PLC (a)	436	161,037
TransDigm Group, Inc. (a)	109	138,133
Uber Technologies, Inc. (a) (b)	4,162	251,052
Union Pacific Corp. (a)	1,201	273,876
United Airlines Holdings, Inc. (a) (b)	651	63,212
United Parcel Service, Inc. Class B (a)	1,459	183,980
United Rentals, Inc. (a)	132	92,986
Veralto Corp. (a)	467	47,564
Verisk Analytics, Inc. (a)	270	74,366
W.W. Grainger, Inc. (a)	85	89,594
Waste Management, Inc. (a)	727	146,701
Westinghouse Air Brake Technologies Corp. (a)	355	67,304
Xylem, Inc. (a)	473	54,877
		8,041,409
Information Technology — 32.5%
Accenture PLC Class A (a)	1,240	436,220
Adobe, Inc. (a) (b)	868	385,982
Advanced Micro Devices, Inc. (a) (b)	3,206	387,253
Akamai Technologies, Inc. (a) (b)	276	26,399

The accompanying notes are an integral part of the financial statements.
41

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Amphenol Corp. Class A (a)	2,427	$168,555
Analog Devices, Inc. (a)	996	211,610
ANSYS, Inc. (a) (b)	184	62,069
Apple, Inc. (a)	29,906	7,489,061
Applied Materials, Inc. (a)	1,620	263,461
Arista Networks, Inc. (a) (b)	2,068	228,576
Autodesk, Inc. (a) (b)	423	125,026
Broadcom, Inc. (a)	9,243	2,142,897
Cadence Design Systems, Inc. (a) (b)	540	162,248
CDW Corp. (a)	276	48,035
Cisco Systems, Inc. (a)	7,855	465,016
Cognizant Technology Solutions Corp. Class A (a)	973	74,824
Corning, Inc. (a)	1,587	75,414
Crowdstrike Holdings, Inc. Class A (a) (b)	455	155,683
Dell Technologies, Inc. Class C (a)	588	67,761
Enphase Energy, Inc. (a) (b)	287	19,711
EPAM Systems, Inc. (a) (b)	107	25,019
F5, Inc. (a) (b)	102	25,650
Fair Isaac Corp. (a) (b)	49	97,556
First Solar, Inc. (a) (b)	210	37,010
Fortinet, Inc. (a) (b)	1,283	121,218
Gartner, Inc. (a) (b)	149	72,186
Gen Digital, Inc. (a)	1,143	31,295
GoDaddy, Inc. Class A (a) (b)	269	53,093
Hewlett Packard Enterprise Co. (a)	2,519	53,781
HP, Inc. (a)	1,872	61,083
Intel Corp. (a)	8,567	171,768
International Business Machines Corp. (a)	1,850	406,685
Intuit, Inc. (a)	560	351,960
Jabil, Inc. (a)	220	31,658
Juniper Networks, Inc. (a)	628	23,519
Keysight Technologies, Inc. (a) (b)	351	56,381
KLA Corp. (a)	262	165,091
Lam Research Corp. (a)	2,520	182,020
Microchip Technology, Inc. (a)	1,057	60,619
Micron Technology, Inc. (a)	2,186	183,974
Microsoft Corp. (a)	14,704	6,197,736
Monolithic Power Systems, Inc. (a)	94	55,620
Motorola Solutions, Inc. (a)	336	155,309
NetApp, Inc. (a)	420	48,754
NVIDIA Corp. (a)	48,524	6,516,288
NXP Semiconductors NV (a)	513	106,627
ON Semiconductor Corp. (a) (b)	850	53,593
Oracle Corp. (a)	3,171	528,415
Palantir Technologies, Inc. Class A (a) (b)	4,050	306,302

	Number of Shares	Value
Palo Alto Networks, Inc. (a) (b)	1,298	$236,184
PTC, Inc. (a) (b)	228	41,922
QUALCOMM, Inc. (a)	2,199	337,810
Roper Technologies, Inc. (a)	219	113,847
Salesforce, Inc. (a)	1,887	630,881
Seagate Technology Holdings PLC (a)	401	34,610
ServiceNow, Inc. (a) (b)	408	432,529
Skyworks Solutions, Inc. (a)	329	29,176
Super Micro Computer, Inc. (a) (b)	1,070	32,614
Synopsys, Inc. (a) (b)	302	146,579
TE Connectivity PLC (a)	564	80,635
Teledyne Technologies, Inc. (a) (b)	86	39,915
Teradyne, Inc. (a)	310	39,035
Texas Instruments, Inc. (a)	1,802	337,893
Trimble, Inc. (a) (b)	476	33,634
Tyler Technologies, Inc. (a) (b)	83	47,861
VeriSign, Inc. (a) (b)	165	34,148
Western Digital Corp. (a) (b)	625	37,269
Workday, Inc. Class A (a) (b)	415	107,082
Zebra Technologies Corp. Class A (a) (b)	105	40,553
		32,010,188
Materials — 1.9%
Air Products & Chemicals, Inc. (a)	450	130,518
Albemarle Corp. (a)	238	20,487
Amcor PLC (a)	3,035	28,559
Avery Dennison Corp. (a)	147	27,508
Ball Corp. (a)	645	35,559
Celanese Corp. (a)	201	13,911
CF Industries Holdings, Inc. (a)	372	31,739
Corteva, Inc. (a)	1,338	76,212
Dow, Inc. (a)	1,368	54,898
DuPont de Nemours, Inc. (a)	783	59,704
Eastman Chemical Co. (a)	242	22,099
Ecolab, Inc. (a)	503	117,863
FMC Corp. (a)	254	12,347
Freeport-McMoRan, Inc. (a)	2,864	109,061
International Flavors & Fragrances, Inc. (a)	502	42,444
International Paper Co. (a)	732	39,396
Linde PLC (LIN US) (a)	935	391,456
LyondellBasell Industries NV Class A (a)	484	35,947
Martin Marietta Materials, Inc. (a)	116	59,914
Mosaic Co. (a)	720	17,698
Newmont Corp. (NEM US) (a)	2,194	81,661
Nucor Corp. (a)	469	54,737
Packaging Corp. of America (a)	159	35,796

The accompanying notes are an integral part of the financial statements.
42

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
PPG Industries, Inc. (a)	420	$50,169
Sherwin-Williams Co. (a)	462	157,048
Smurfit WestRock PLC (a)	974	52,460
Steel Dynamics, Inc. (a)	293	33,422
Vulcan Materials Co. (a)	252	64,822
		1,857,435
Real Estate — 2.1%
Alexandria Real Estate Equities, Inc. (a)	280	27,314
American Tower Corp. (a)	916	168,004
AvalonBay Communities, Inc. (a)	300	65,991
BXP, Inc. (a)	328	24,390
Camden Property Trust (a)	161	18,682
CBRE Group, Inc. Class A (a) (b)	583	76,542
CoStar Group, Inc. (a) (b)	780	55,840
Crown Castle, Inc. (a)	903	81,956
Digital Realty Trust, Inc. (a)	630	111,718
Equinix, Inc. (a)	186	175,378
Equity Residential (a)	722	51,811
Essex Property Trust, Inc. (a)	122	34,824
Extra Space Storage, Inc. (a)	407	60,887
Federal Realty Investment Trust (a)	55	6,157
Healthpeak Properties, Inc. (a)	1,582	32,067
Host Hotels & Resorts, Inc. (a)	1,224	21,445
Invitation Homes, Inc. (a)	1,109	35,455
Iron Mountain, Inc. (a)	620	65,168
Kimco Realty Corp. (a)	1,452	34,020
Mid-America Apartment Communities, Inc. (a)	241	37,251
Prologis, Inc. (a)	1,821	192,480
Public Storage (a)	307	91,928
Realty Income Corp. (a)	1,779	95,016
Regency Centers Corp. (a)	293	21,662
SBA Communications Corp. (a)	219	44,632
Simon Property Group, Inc. (a)	601	103,498
UDR, Inc. (a)	640	27,782
Ventas, Inc. (a)	810	47,701
VICI Properties, Inc. (a)	2,099	61,312
Welltower, Inc. (a)	1,137	143,296
Weyerhaeuser Co. (a)	1,492	42,000
		2,056,207
Utilities — 2.3%
AES Corp. (a)	1,400	18,018
Alliant Energy Corp. (a)	481	28,446
Ameren Corp. (a)	500	44,570
American Electric Power Co., Inc. (a)	1,078	99,424
American Water Works Co., Inc. (a)	371	46,186
Atmos Energy Corp. (a)	302	42,059

	Number of Shares	Value
CenterPoint Energy, Inc. (a)	1,254	$39,789
CMS Energy Corp. (a)	454	30,259
Consolidated Edison, Inc. (a)	664	59,249
Constellation Energy Corp. (a)	627	140,266
Dominion Energy, Inc. (a)	1,660	89,408
DTE Energy Co. (a)	450	54,337
Duke Energy Corp. (a)	1,515	163,226
Edison International (a)	816	65,149
Entergy Corp. (a)	830	62,931
Evergy, Inc. (a)	381	23,451
Eversource Energy (a)	685	39,340
Exelon Corp. (a)	1,879	70,726
FirstEnergy Corp. (a)	996	39,621
NextEra Energy, Inc. (a)	4,115	295,004
NiSource, Inc. (a)	1,069	39,296
NRG Energy, Inc. (a)	420	37,892
PG&E Corp. (a)	4,277	86,310
Pinnacle West Capital Corp. (a)	241	20,430
PPL Corp. (a)	1,387	45,022
Public Service Enterprise Group, Inc. (a)	1,052	88,883
Sempra (a)	1,248	109,475
Southern Co. (a)	2,152	177,153
Vistra Corp. (a)	676	93,200
WEC Energy Group, Inc. (a)	646	60,750
Xcel Energy, Inc. (a)	1,133	76,500
		2,286,370
TOTAL COMMON STOCK (Cost $52,506,705)		98,508,774
TOTAL EQUITIES (Cost $52,506,705)		98,508,774

	Principal Amount
Bonds & Notes — 0.0%
Corporate Debt — 0.0%
Forest Products & Paper — 0.0%
Sino Forest Corp. 5.000% 8/01/49 (d) (e)	$359,000	—
TOTAL CORPORATE DEBT (Cost $0)		—
TOTAL BONDS & NOTES (Cost $0)		—
TOTAL PURCHASED OPTIONS (#) — 1.0% (Cost $941,176)		954,246

The accompanying notes are an integral part of the financial statements.
43

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Rights — 0.0%
Health Care — 0.0%
Abiomed, Inc., CVR (b) (d) (e)	136	$—
TOTAL RIGHTS (Cost $139)		—
TOTAL LONG-TERM INVESTMENTS (Cost $53,448,020)		99,463,020

	Principal Amount
Short-Term Investments — 0.8%
Repurchase Agreement — 0.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/24, 2.750%, due 1/02/25 (f)	$850,313	850,313
TOTAL SHORT-TERM INVESTMENTS (Cost $850,313)		850,313
TOTAL INVESTMENTS — 102.0% (Cost $54,298,333) (g)		100,313,333
Other Assets/ (Liabilities) — (2.0)%		(1,967,785)
NET ASSETS — 100.0%		$98,345,548

Abbreviation Legend

CVR	Contingent Value Rights

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	All or a portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(b)	Non-income producing security.
(c)
Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2024, was $363 or 0.00% of net assets. The Fund received $371 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(d)	Investment is valued using significant unobservable inputs.
(e)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2024, these securities amounted to a value of $0 or 0.00% of net assets.
(f)
Maturity value of $850,443. Collateralized by U.S. Government Agency obligations with a rate of 4.625%, maturity date of 10/15/26, and an aggregate market value, including accrued interest, of $867,396.

(g)	See Note 6 for aggregate cost for federal tax purposes.
(#) Exchange-Traded Options Purchased

Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid/(Received)	Unrealized Appreciation (Depreciation)
Put
S&P 500 Index	2/21/25	5,500.00	24	USD	13,200,000	$78,000	$117,948	$ (39,948)
S&P 500 Index	2/21/25	5,550.00	24	USD	13,320,000	87,384	118,788	(31,404)
S&P 500 Index	2/21/25	5,600.00	24	USD	13,440,000	101,088	125,820	(24,732)
S&P 500 Index	3/21/25	5,500.00	24	USD	13,200,000	128,400	144,540	(16,140)
S&P 500 Index	3/21/25	5,600.00	23	USD	12,880,000	159,390	108,112	51,278
S&P 500 Index	3/21/25	5,750.00	24	USD	13,800,000	226,224	149,052	77,172
S&P 500 Index	3/31/25	5,600.00	24	USD	13,440,000	173,760	176,916	(3,156)
						$954,246	$941,176	$13,070

The accompanying notes are an integral part of the financial statements.
44

MML Managed Volatility Fund – Portfolio of Investments (Continued)
Exchange-Traded Options Written

Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid/(Received)	Unrealized Appreciation (Depreciation)
Call
S&P 500 Index	1/17/25	6,200.00	19	USD	11,780,000	$(1,748)	$(82,090)	$80,342
S&P 500 Index	1/17/25	6,250.00	18	USD	11,250,000	(828)	(81,745)	80,917
S&P 500 Index	2/21/25	6,300.00	19	USD	11,970,000	(9,310)	(103,066)	93,756
S&P 500 Index	2/21/25	6,350.00	19	USD	12,065,000	(5,985)	(102,800)	96,815
S&P 500 Index	2/28/25	6,100.00	19	USD	11,590,000	(86,925)	(82,317)	(4,608)
S&P 500 Index	3/21/25	6,050.00	18	USD	10,890,000	(163,440)	(168,457)	5,017
S&P 500 Index	3/21/25	6,300.00	18	USD	11,340,000	(32,940)	(156,645)	123,705
S&P 500 Index	3/21/25	6,350.00	19	USD	12,065,000	(22,040)	(126,602)	104,562
S&P 500 Index	3/31/25	6,150.00	18	USD	11,070,000	(109,260)	(112,293)	3,033
						$(432,476)	$(1,016,015)	$583,539

Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.
45

MML Mid Cap Growth Fund – Portfolio of Investments

December 31, 2024

	Number of Shares	Value
Equities — 98.0%
Common Stock — 97.7%
Communication Services — 8.0%
Liberty Media Corp-Liberty Formula One Class C (a)	61,697	$5,716,843
Liberty Media Corp-Liberty Live Class C (a)	4,730	321,924
Match Group, Inc. (a) (b)	35,285	1,154,172
New York Times Co. Class A	26,500	1,379,325
Pinterest, Inc. Class A (a)	77,585	2,249,965
Reddit, Inc. Class A (a)	10,830	1,770,055
ROBLOX Corp. Class A (a)	39,647	2,293,976
Roku, Inc. (a)	8,000	594,720
Spotify Technology SA (a)	4,430	1,981,893
Take-Two Interactive Software, Inc. (a)	12,810	2,358,065
Trade Desk, Inc. Class A (a)	52,810	6,206,759
		26,027,697
Consumer Discretionary — 11.1%
Bath & Body Works, Inc.	35,697	1,383,973
Birkenstock Holding PLC (a)	15,757	892,792
Bright Horizons Family Solutions, Inc. (a)	14,120	1,565,202
Burlington Stores, Inc. (a)	8,843	2,520,785
Domino’s Pizza, Inc.	9,582	4,022,140
DraftKings, Inc. Class A (a)	134,764	5,013,221
Duolingo, Inc. (a)	1,370	444,195
Five Below, Inc. (a)	13,660	1,433,754
Hilton Worldwide Holdings, Inc.	14,520	3,588,763
Lululemon Athletica, Inc. (a)	1,180	451,244
O’Reilly Automotive, Inc. (a)	1,640	1,944,712
On Holding AG, Class A (a)	12,100	662,717
Planet Fitness, Inc. Class A (a)	21,600	2,135,592
Ross Stores, Inc.	21,700	3,282,559
Texas Roadhouse, Inc.	1,380	248,993
TopBuild Corp. (a)	1,930	600,886
Tractor Supply Co.	10,925	579,680
Ulta Beauty, Inc. (a)	2,159	939,014
Viking Holdings Ltd. (a)	31,130	1,371,588
Yum! Brands, Inc.	22,817	3,061,129
		36,142,939
Consumer Staples — 4.9%
Boston Beer Co., Inc. Class A (a)	1,334	400,173
Casey’s General Stores, Inc.	11,825	4,685,420
Constellation Brands, Inc. Class A	5,100	1,127,100
Dollar General Corp.	5,374	407,457
Dollar Tree, Inc. (a)	37,229	2,789,941
elf Beauty, Inc. (a) (b)	11,220	1,408,671

	Number of Shares	Value
Freshpet, Inc. (a)	13,542	$2,005,706
Maplebear, Inc. (a)	18,030	746,802
McCormick & Co., Inc.	12,200	930,128
Reynolds Consumer Products, Inc.	30,700	828,593
TreeHouse Foods, Inc. (a)	15,177	533,168
		15,863,159
Energy — 4.7%
Cheniere Energy, Inc.	18,330	3,938,567
EQT Corp.	58,000	2,674,380
Expand Energy Corp. (b)	13,500	1,343,925
Range Resources Corp.	27,100	975,058
Targa Resources Corp.	14,842	2,649,297
TechnipFMC PLC	99,208	2,871,080
Weatherford International PLC	10,400	744,952
		15,197,259
Financials — 10.1%
ARES Management Corp. Class A	23,138	4,096,120
Assurant, Inc.	15,600	3,326,232
Axis Capital Holdings Ltd.	11,600	1,027,992
Block, Inc. (a)	28,033	2,382,525
Cboe Global Markets, Inc.	10,640	2,079,056
Corpay, Inc. (a)	7,000	2,368,940
Intercontinental Exchange, Inc.	14,000	2,086,140
KKR & Co., Inc.	1,600	236,656
Markel Group, Inc. (a)	590	1,018,476
MarketAxess Holdings, Inc.	8,270	1,869,351
Nasdaq, Inc.	32,843	2,539,092
Raymond James Financial, Inc.	15,700	2,438,681
Toast, Inc., Class A (a) (b)	51,400	1,873,530
TPG, Inc.	6,000	377,040
Tradeweb Markets, Inc. Class A	37,714	4,937,517
		32,657,348
Health Care — 17.6%
Acadia Healthcare Co., Inc. (a)	23,800	943,670
Agilent Technologies, Inc.	31,050	4,171,257
Alcon AG	24,400	2,071,316
Align Technology, Inc. (a)	18,487	3,854,724
Alnylam Pharmaceuticals, Inc. (a)	12,897	3,034,793
Argenx SE ADR (a)	1,723	1,059,645
Ascendis Pharma AS ADR (a)	8,100	1,115,127
Avantor, Inc. (a)	157,620	3,321,053
Biogen, Inc. (a)	10,100	1,544,492
Bruker Corp.	35,358	2,072,686
Cooper Cos., Inc. (a)	26,500	2,436,145
CRISPR Therapeutics AG (a) (b)	11,775	463,464
Cytokinetics, Inc. (a) (b)	16,100	757,344
Encompass Health Corp.	6,300	581,805
Enovis Corp. (a)	23,528	1,032,409

The accompanying notes are an integral part of the financial statements.
46

MML Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Exact Sciences Corp. (a) (b)	36,342	$2,042,057
Hologic, Inc. (a)	66,710	4,809,124
Insmed, Inc. (a)	2,074	143,189
Ionis Pharmaceuticals, Inc. (a)	42,216	1,475,871
Mettler-Toledo International, Inc. (a)	1,370	1,676,442
Molina Healthcare, Inc. (a)	4,330	1,260,247
Natera, Inc. (a)	14,655	2,319,886
Penumbra, Inc. (a)	1,700	403,716
Quidelortho Corp. (a)	25,733	1,146,405
Sarepta Therapeutics, Inc. (a) (b)	7,220	877,880
Teleflex, Inc.	23,640	4,207,447
Vaxcyte, Inc. (a)	6,530	534,546
Veeva Systems, Inc. Class A (a)	33,761	7,098,250
West Pharmaceutical Services, Inc.	2,355	771,404
		57,226,394
Industrials — 15.8%
Axon Enterprise, Inc. (a)	4,706	2,796,870
Broadridge Financial Solutions, Inc.	9,770	2,208,899
BWX Technologies, Inc.	34,792	3,875,481
Clean Harbors, Inc. (a)	14,630	3,366,948
Equifax, Inc.	9,850	2,510,273
Esab Corp.	23,063	2,766,176
Ferguson Enterprises, Inc.	7,880	1,367,732
Fortive Corp.	39,191	2,939,325
GE Vernova, Inc.	6,262	2,059,760
Howmet Aerospace, Inc.	4,600	503,102
IDEX Corp.	16,835	3,523,397
Ingersoll Rand, Inc.	35,980	3,254,751
ITT, Inc.	3,550	507,224
JB Hunt Transport Services, Inc.	13,293	2,268,583
Old Dominion Freight Line, Inc.	5,520	973,728
Paylocity Holding Corp. (a)	13,983	2,789,189
Quanta Services, Inc.	3,000	948,150
Standardaero, Inc. (a)	68,071	1,685,438
Textron, Inc.	43,003	3,289,300
TransUnion	13,003	1,205,508
UL Solutions, Inc. Class A	11,822	589,681
United Rentals, Inc.	1,800	1,267,992
Veralto Corp.	12,800	1,303,680
Verisk Analytics, Inc.	5,500	1,514,865
Waste Connections, Inc.	5,300	909,374
XPO, Inc. (a)	6,700	878,705
		51,304,131
Information Technology — 21.1%
Amphenol Corp. Class A	21,500	1,493,175
AppLovin Corp. Class A (a)	3,381	1,094,869

	Number of Shares	Value
Atlassian Corp. Class A (a)	7,100	$1,727,998
CCC Intelligent Solutions Holdings, Inc. (a)	198,777	2,331,654
CDW Corp.	19,910	3,465,136
Cognex Corp.	16,400	588,104
Coherent Corp. (a)	15,961	1,511,986
Datadog, Inc. Class A (a)	17,565	2,509,863
Fair Isaac Corp. (a)	1,220	2,428,935
Flex Ltd. (a)	65,496	2,514,391
Fortinet, Inc. (a)	25,800	2,437,584
Gartner, Inc. (a)	6,447	3,123,378
HubSpot, Inc. (a)	4,967	3,460,857
Keysight Technologies, Inc. (a)	12,600	2,023,938
Lattice Semiconductor Corp. (a) (b)	62,500	3,540,625
Littelfuse, Inc.	1,600	377,040
Marvell Technology, Inc.	86,696	9,575,573
Microchip Technology, Inc.	62,780	3,600,433
Monday.com Ltd. (a)	1,780	419,083
MongoDB, Inc. (a)	2,000	465,620
Monolithic Power Systems, Inc.	4,544	2,688,685
NXP Semiconductors NV	5,200	1,080,820
Onestream, Inc. (a)	9,649	275,189
Palantir Technologies, Inc. Class A (a)	27,353	2,068,707
PTC, Inc. (a)	22,725	4,178,446
Pure Storage, Inc. Class A (a)	24,600	1,511,178
Roper Technologies, Inc.	1,370	712,195
ServiceTitan, Inc. Class A (a)	1,150	118,301
Silicon Laboratories, Inc. (a) (b)	15,649	1,943,919
Tyler Technologies, Inc. (a)	5,730	3,304,147
Zoom Communications, Inc. (a)	24,500	1,999,445
		68,571,274
Materials — 3.3%
Avery Dennison Corp.	16,100	3,012,793
Ball Corp.	57,147	3,150,514
Martin Marietta Materials, Inc.	4,530	2,339,745
RPM International, Inc.	7,430	914,336
Sealed Air Corp.	39,600	1,339,668
		10,757,056
Real Estate — 1.1%
CoStar Group, Inc. (a)	24,454	1,750,662
SBA Communications Corp.	9,093	1,853,153
		3,603,815
TOTAL COMMON STOCK (Cost $253,333,136)		317,351,072

The accompanying notes are an integral part of the financial statements.
47

MML Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Preferred Stock — 0.3%
Consumer Discretionary — 0.0%
Nuro, Inc., Series D, (Acquired 10/29/21, Cost $159,220) (a) (c) (d) (e)	7,638	$54,535
Health Care — 0.0%
Caris Life Sciences, Inc., Series D, (Acquired 5/11/21, Cost $271,366) (a) (c) (d) (e)	33,502	164,830
Industrials — 0.1%
Sila Nanotechnologies, Inc., Series F, (Acquired 1/07/21, Cost $407,982) (a) (c) (d) (e)	9,885	193,289
Information Technology — 0.1%
Databricks, Inc., Series H, (Acquired 8/31/21, Cost $185,327) (a) (c) (d) (e)	2,522	233,285
Materials — 0.1%
Redwood Materials, Inc., Series C, (Acquired 5/28/21, Cost $200,090) (a) (c) (d) (e)	4,221	250,179
TOTAL PREFERRED STOCK (Cost $1,223,985)		896,118
TOTAL EQUITIES (Cost $254,557,121)		318,247,190
TOTAL LONG-TERM INVESTMENTS (Cost $254,557,121)		318,247,190
Short-Term Investments — 2.2%
Investment of Cash Collateral from Securities Loaned — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.482% (f)	200,284	200,284
Mutual Fund — 0.0%
T. Rowe Price Treasury Reserve Fund, 2.474% (g)	113	113

	Principal Amount	Value
Repurchase Agreement — 2.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/24, 2.750%, due 1/02/25 (h)	$ 6,936,593	$6,936,593
TOTAL SHORT-TERM INVESTMENTS (Cost $7,136,990)		7,136,990
TOTAL INVESTMENTS — 100.2% (Cost $261,694,111) (i)		325,384,180
Other Assets/ (Liabilities) — (0.2)%		(705,245)
NET ASSETS — 100.0%		$324,678,935

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2024, was $10,918,002 or 3.36% of net assets. The Fund received $11,001,385 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Investment is valued using significant unobservable inputs.
(d)
This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2024, these securities amounted to a value of $896,118 or 0.28% of net assets.

(e)
Restricted security. Certain securities are restricted to resale. At December 31, 2024, these securities amounted to a value of $896,118 or 0.28% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(f)	Represents investment of security lending cash collateral and 7-day effective yield as of December 31, 2024. (Note 2).
(g)	Rate disclosed is the 7-day net yield as of December 31, 2024.
(h)
Maturity value of $6,937,652. Collateralized by U.S. Government Agency obligations with a rate of 4.625%, maturity date of 10/15/26, and an aggregate market value, including accrued interest, of $7,075,434.

(i)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
48

MML Mid Cap Value Fund – Portfolio of Investments

December 31, 2024

	Number of Shares	Value
Equities — 97.2%
Common Stock — 96.5%
Communication Services — 1.9%
Fox Corp. Class B	18,064	$826,247
Interpublic Group of Cos., Inc.	88,180	2,470,804
Omnicom Group, Inc.	16,034	1,379,565
		4,676,616
Consumer Discretionary — 1.7%
Aptiv PLC (a)	11,057	668,728
BorgWarner, Inc.	54,052	1,718,313
Mohawk Industries, Inc. (a)	15,140	1,803,628
		4,190,669
Consumer Staples — 11.1%
Conagra Brands, Inc.	172,483	4,786,403
Dollar Tree, Inc. (a)	29,712	2,226,617
Estee Lauder Cos., Inc. Class A	24,844	1,862,803
General Mills, Inc.	47,991	3,060,386
Heineken NV	29,660	2,105,993
Kenvue, Inc.	122,847	2,622,783
Kimberly-Clark Corp.	27,639	3,621,815
Koninklijke Ahold Delhaize NV	114,131	3,722,129
Pernod Ricard SA	22,282	2,492,073
Reckitt Benckiser Group PLC	22,870	1,381,542
		27,882,544
Energy — 5.6%
Baker Hughes Co.	62,727	2,573,061
Coterra Energy, Inc.	79,879	2,040,110
Enterprise Products Partners LP (b)	157,303	4,933,022
EQT Corp.	42,343	1,952,436
Occidental Petroleum Corp.	51,070	2,523,369
		14,021,998
Financials — 15.8%
AllianceBernstein Holding LP (b)	29,270	1,085,624
Allstate Corp.	17,461	3,366,306
Bank of New York Mellon Corp.	43,626	3,351,786
Commerce Bancshares, Inc.	53,649	3,342,869
Edenred SE	37,290	1,218,175
First Hawaiian, Inc.	52,262	1,356,199
Hanover Insurance Group, Inc.	16,488	2,550,034
Northern Trust Corp.	39,758	4,075,195
PNC Financial Services Group, Inc.	5,424	1,046,018
Reinsurance Group of America, Inc.	4,932	1,053,623
T. Rowe Price Group, Inc.	26,491	2,995,867
Truist Financial Corp.	99,615	4,321,299
US Bancorp	92,046	4,402,560

	Number of Shares	Value
Westamerica BanCorp	25,071	$1,315,225
Willis Towers Watson PLC	13,636	4,271,341
		39,752,121
Health Care — 17.5%
Becton Dickinson & Co.	17,071	3,872,898
Cardinal Health, Inc.	23,248	2,749,541
Cencora, Inc.	8,315	1,868,214
Centene Corp. (a)	32,867	1,991,083
DENTSPLY SIRONA, Inc.	60,327	1,145,006
Envista Holdings Corp. (a)	89,250	1,721,633
GE HealthCare Technologies, Inc. (a)	31,255	2,443,516
Henry Schein, Inc. (a)	71,545	4,950,914
Hologic, Inc. (a)	26,759	1,929,056
ICON PLC (a)	5,383	1,128,869
IQVIA Holdings, Inc. (a)	5,603	1,101,046
Labcorp Holdings, Inc.	16,782	3,848,448
Medtronic PLC	28,230	2,255,012
Quest Diagnostics, Inc.	22,117	3,336,571
Teleflex, Inc.	2,595	461,858
Universal Health Services, Inc. Class B	9,202	1,651,023
Zimmer Biomet Holdings, Inc.	70,292	7,424,944
		43,879,632
Industrials — 14.3%
ABM Industries, Inc.	25,665	1,313,535
Beacon Roofing Supply, Inc. (a)	31,136	3,162,795
Bunzl PLC	56,613	2,330,660
CSX Corp.	67,743	2,186,067
Cummins, Inc.	1,976	688,834
Dover Corp.	5,170	969,892
Emerson Electric Co.	20,014	2,480,335
Huntington Ingalls Industries, Inc.	1,916	362,066
L3Harris Technologies, Inc.	11,380	2,392,986
MSC Industrial Direct Co., Inc. Class A	43,400	3,241,546
Norfolk Southern Corp.	17,328	4,066,882
Oshkosh Corp.	33,921	3,224,869
Republic Services, Inc.	4,931	992,019
Southwest Airlines Co.	92,122	3,097,142
Timken Co.	17,768	1,268,102
Vinci SA	27,133	2,784,669
Weir Group PLC	47,339	1,288,942
		35,851,341
Information Technology — 5.5%
Amdocs Ltd.	37,060	3,155,288
Cognizant Technology Solutions Corp. Class A	23,297	1,791,539
F5, Inc. (a)	8,093	2,035,147

The accompanying notes are an integral part of the financial statements.
49

MML Mid Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
HP, Inc.	91,089	$2,972,234
ON Semiconductor Corp. (a)	29,896	1,884,943
TE Connectivity PLC	14,373	2,054,908
		13,894,059
Materials — 3.3%
Akzo Nobel NV	30,626	1,838,908
Graphic Packaging Holding Co.	107,986	2,932,900
Packaging Corp. of America	4,144	932,939
PPG Industries, Inc.	11,751	1,403,657
Reliance, Inc.	4,640	1,249,366
		8,357,770
Real Estate — 8.9%
Agree Realty Corp.	27,894	1,965,132
American Tower Corp.	9,008	1,652,157
Equity Residential	42,395	3,042,265
Essex Property Trust, Inc.	5,084	1,451,177
Healthpeak Properties, Inc.	88,873	1,801,456
Public Storage	8,090	2,422,470
Realty Income Corp.	71,573	3,822,714
Regency Centers Corp.	25,805	1,907,764
Ventas, Inc.	38,169	2,247,772
VICI Properties, Inc.	69,198	2,021,274
		22,334,181
Utilities — 10.9%
Duke Energy Corp.	13,324	1,435,528
Edison International	56,531	4,513,435
Evergy, Inc.	59,306	3,650,284
Eversource Energy	58,796	3,376,654
Northwestern Energy Group, Inc.	70,958	3,793,415
ONE Gas, Inc.	33,239	2,301,801
Spire, Inc.	41,037	2,783,540
WEC Energy Group, Inc.	22,829	2,146,839
Xcel Energy, Inc.	51,894	3,503,883
		27,505,379
TOTAL COMMON STOCK (Cost $242,878,721)		242,346,310
Preferred Stock — 0.7%
Consumer Staples — 0.7%
Henkel AG & Co. KGaA 2.193%	20,708	1,817,748
TOTAL PREFERRED STOCK (Cost $1,420,337)		1,817,748
TOTAL EQUITIES (Cost $244,299,058)		244,164,058
TOTAL LONG-TERM INVESTMENTS (Cost $244,299,058)		244,164,058

	Principal Amount	Value
Short-Term Investments — 2.0%
Repurchase Agreement — 2.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/24, 2.750%, due 1/02/25 (c)	$5,101,367	$5,101,367
TOTAL SHORT-TERM INVESTMENTS (Cost $5,101,367)		5,101,367
TOTAL INVESTMENTS — 99.2% (Cost $249,400,425) (d)		249,265,425
Other Assets/ (Liabilities) — 0.8%		1,994,892
NET ASSETS — 100.0%		$251,260,317

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Security is a Master Limited Partnership.
(c)
Maturity value of $5,102,147. Collateralized by U.S. Government Agency obligations with a rate of 4.625%, maturity date of 10/15/26, and an aggregate market value, including accrued interest, of $5,203,475.

(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
50

MML Mid Cap Value Fund – Portfolio of Investments (Continued)
Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	3/28/25	GBP	95,109	USD	120,773	$(1,782)
Bank of America N.A.	3/28/25	USD	3,421,177	EUR	3,244,510	47,621
Bank of America N.A.	3/28/25	USD	2,244,752	GBP	1,773,022	26,523
Goldman Sachs & Co.	3/28/25	USD	2,132,478	GBP	1,685,067	24,289
Goldman Sachs & Co.	3/28/25	USD	3,418,578	EUR	3,244,510	45,022
JP Morgan Chase Bank N.A.	3/28/25	USD	3,417,100	EUR	3,244,510	43,544
UBS AG	3/28/25	USD	3,418,902	EUR	3,244,510	45,347
						$230,564

Currency Legend

EUR	Euro
GBP	British Pound
USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.
51

MML Small Cap Growth Equity Fund – Portfolio of Investments

December 31, 2024

	Number of Shares	Value
Equities — 98.8%
Common Stock — 98.8%
Communication Services — 3.2%
Cargurus, Inc. (a)	51,186	$1,870,336
Cinemark Holdings, Inc. (a)	26,096	808,454
Criteo SA Sponsored ADR (a)	20,519	811,732
New York Times Co. Class A	9,570	498,119
Ziff Davis, Inc. (a) (b)	13,365	726,254
		4,714,895
Consumer Discretionary — 9.9%
Abercrombie & Fitch Co. Class A (a)	2,847	425,541
Acushnet Holdings Corp. (b)	6,983	496,352
American Eagle Outfitters, Inc.	41,061	684,487
Boot Barn Holdings, Inc. (a)	11,149	1,692,641
Century Communities, Inc.	4,930	361,665
Champion Homes, Inc. (a)	23,670	2,085,327
Cheesecake Factory, Inc. (b)	13,871	658,040
Genius Sports Ltd. (a) (b)	104,073	900,231
Global-e Online Ltd. (a)	11,023	601,084
Goodyear Tire & Rubber Co. (a) (b)	57,148	514,332
H&R Block, Inc.	8,743	461,980
Modine Manufacturing Co. (a)	5,843	677,379
Patrick Industries, Inc.	10,119	840,686
Shake Shack, Inc. Class A (a)	7,362	955,588
Steven Madden Ltd.	15,259	648,813
Stride, Inc. (a)	6,292	653,928
Sweetgreen, Inc. Class A (a) (b)	11,151	357,501
Visteon Corp. (a)	4,883	433,220
Wingstop, Inc.	2,302	654,228
YETI Holdings, Inc. (a)	15,869	611,115
		14,714,138
Consumer Staples — 2.5%
BellRing Brands, Inc. (a)	12,527	943,784
Chefs’ Warehouse, Inc. (a)	15,392	759,133
Freshpet, Inc. (a)	5,261	779,207
Simply Good Foods Co. (a)	19,226	749,430
Vital Farms, Inc. (a) (b)	13,204	497,659
		3,729,213
Energy — 3.8%
Cactus, Inc. Class A	15,081	880,127
Gulfport Energy Corp. (a)	6,083	1,120,489
Magnolia Oil & Gas Corp. Class A	27,995	654,523
Seadrill Ltd. (a)	14,839	577,682
Sitio Royalties Corp. Class A	3,255	62,431
Viper Energy, Inc.	47,526	2,332,101
		5,627,353

	Number of Shares	Value
Financials — 11.3%
Ameris Bancorp	16,332	$1,021,893
Assured Guaranty Ltd.	8,512	766,165
Banner Corp.	15,547	1,038,073
Cadence Bank	57,149	1,968,783
Evercore, Inc. Class A	1,123	311,284
HA Sustainable Infrastructure Capital, Inc. (b)	54,859	1,471,867
Hamilton Lane, Inc. Class A (b)	3,775	558,889
Hancock Whitney Corp.	19,543	1,069,393
Kemper Corp.	9,627	639,618
MGIC Investment Corp.	21,224	503,221
National Bank Holdings Corp. Class A	23,307	1,003,599
PJT Partners, Inc. Class A	12,781	2,016,970
PRA Group, Inc. (a)	30,492	636,978
Seacoast Banking Corp. of Florida	35,815	985,987
SiriusPoint Ltd. (a) (b)	62,119	1,018,130
StepStone Group, Inc. Class A	10,858	628,461
UMB Financial Corp.	9,731	1,098,241
		16,737,552
Health Care — 21.1%
Acadia Healthcare Co., Inc. (a)	21,165	839,192
Akero Therapeutics, Inc. (a)	19,317	537,399
Alignment Healthcare, Inc. (a)	69,885	786,206
Amicus Therapeutics, Inc. (a)	35,942	338,574
Apellis Pharmaceuticals, Inc. (a)	12,606	402,258
Apogee Therapeutics, Inc. (a)	12,137	549,806
Avidity Biosciences, Inc. (a)	22,943	667,182
Axsome Therapeutics, Inc. (a)	4,180	353,670
Biohaven Ltd. (a)	6,918	258,387
Blueprint Medicines Corp. (a)	7,758	676,653
Celldex Therapeutics, Inc. (a)	15,245	385,241
CG oncology, Inc. (a)	9,598	275,271
Crinetics Pharmaceuticals, Inc. (a) (b)	21,297	1,088,916
Cytokinetics, Inc. (a)	15,802	743,326
Disc Medicine, Inc. (a)	8,870	562,358
GeneDx Holdings Corp. (a)	3,876	297,909
Geron Corp. (a)	82,040	290,422
Glaukos Corp. (a)	8,832	1,324,270
Globus Medical, Inc. Class A (a)	9,308	769,865
Haemonetics Corp. (a) (b)	22,693	1,771,869
HealthEquity, Inc. (a)	9,120	875,064
Hims & Hers Health, Inc. (a) (b)	39,516	955,497
Immatics NV (a)	53,896	383,201
Immunocore Holdings PLC ADR (a) (b)	4,891	144,285
Insmed, Inc. (a)	8,555	590,637
Inspire Medical Systems, Inc. (a)	3,943	730,953
Intellia Therapeutics, Inc. (a)	6,978	81,364

The accompanying notes are an integral part of the financial statements.
52

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Intra-Cellular Therapies, Inc. (a)	8,102	$676,679
Janux Therapeutics, Inc. (a)	3,552	190,174
Kymera Therapeutics, Inc. (a)	13,812	555,657
Merus NV (a)	15,309	643,744
Myriad Genetics, Inc. (a)	26,733	366,509
Nurix Therapeutics, Inc. (a)	27,781	523,394
Nuvalent, Inc., Class A (a)	5,595	437,977
Option Care Health, Inc. (a)	31,160	722,912
PACS Group, Inc. (a)	3,209	42,070
PROCEPT BioRobotics Corp. (a)	27,339	2,201,336
Protagonist Therapeutics, Inc. (a)	7,989	308,375
Prothena Corp. PLC (a) (b)	4,575	63,364
PTC Therapeutics, Inc. (a)	8,352	377,009
REVOLUTION Medicines, Inc. (a)	27,568	1,205,824
Rocket Pharmaceuticals, Inc. (a)	49,494	622,140
Savara, Inc. (a)	57,032	175,088
Scholar Rock Holding Corp. (a)	8,738	377,656
Soleno Therapeutics, Inc. (a)	2,868	128,917
Spyre Therapeutics, Inc. (a)	10,028	233,452
Structure Therapeutics, Inc. ADR (a) (b)	11,457	310,714
TransMedics Group, Inc. (a) (b)	4,638	289,179
Twist Bioscience Corp. (a)	8,381	389,465
Ultragenyx Pharmaceutical, Inc. (a)	6,757	284,267
Vaxcyte, Inc. (a)	9,776	800,263
Veracyte, Inc. (a)	11,395	451,242
Vericel Corp. (a)	14,709	807,671
Verona Pharma PLC ADR (a)	24,735	1,148,693
Xenon Pharmaceuticals, Inc. (a)	8,426	330,299
		31,343,845
Industrials — 23.9%
Acuity Brands, Inc.	2,757	805,402
Air Lease Corp.	18,092	872,215
Ameresco, Inc. Class A (a) (b)	27,757	651,734
Applied Industrial Technologies, Inc.	9,987	2,391,587
Aris Water Solutions, Inc. Class A	18,978	454,523
Atmus Filtration Technologies, Inc.	21,353	836,611
AZEK Co., Inc. (a)	54,997	2,610,708
Boise Cascade Co.	6,458	767,598
Casella Waste Systems, Inc. Class A (a)	12,051	1,275,116
Comfort Systems USA, Inc.	2,375	1,007,143
Curtiss-Wright Corp.	2,137	758,357
DXP Enterprises, Inc. (a)	9,100	751,842
Enpro, Inc.	5,340	920,883
ESCO Technologies, Inc.	6,407	853,477
Exlservice Holdings, Inc. (a)	39,272	1,742,891
Flowserve Corp.	14,212	817,474

	Number of Shares	Value
Fluor Corp. (a)	62,233	$3,069,332
GATX Corp.	5,414	838,953
Helios Technologies, Inc.	8,718	389,172
Kirby Corp. (a)	9,290	982,882
Korn Ferry	12,896	869,835
Leonardo DRS, Inc. (a)	23,140	747,653
McGrath RentCorp	6,070	678,747
MYR Group, Inc. (a) (b)	4,770	709,633
NEXTracker, Inc. Class A (a) (b)	12,137	443,365
Rush Enterprises, Inc. Class A	33,718	1,847,409
RXO, Inc. (a) (b)	32,926	784,956
Ryder System, Inc.	6,388	1,002,022
Shoals Technologies Group, Inc. Class A (a)	100,319	554,764
TriNet Group, Inc.	6,487	588,825
Verra Mobility Corp. (a)	106,049	2,564,265
Zurn Elkay Water Solutions Corp.	52,714	1,966,232
		35,555,606
Information Technology — 14.2%
AvePoint, Inc. (a)	118,548	1,957,227
Belden, Inc.	7,953	895,587
Braze, Inc. Class A (a)	15,100	632,388
Calix, Inc. (a)	8,286	288,933
Cirrus Logic, Inc. (a)	6,262	623,570
Clear Secure, Inc. Class A	17,792	473,979
Clearwater Analytics Holdings, Inc. Class A (a)	41,127	1,131,815
Crane NXT Co.	12,857	748,535
Credo Technology Group Holding Ltd. (a)	19,439	1,306,495
CyberArk Software Ltd. (a)	4,449	1,482,184
DoubleVerify Holdings, Inc. (a)	15,031	288,746
ePlus, Inc. (a)	5,788	427,617
Fabrinet (a)	3,754	825,430
FormFactor, Inc. (a)	11,013	484,572
Informatica, Inc. Class A (a)	11,755	304,807
Ingram Micro Holding Corp. (a)	17,703	343,261
Intapp, Inc. (a)	10,309	660,704
Jamf Holding Corp. (a)	82,217	1,155,149
MKS Instruments, Inc.	5,167	539,383
Novanta, Inc. (a)	5,523	843,749
PAR Technology Corp. (a)	7,535	547,568
Power Integrations, Inc.	9,850	607,745
Semtech Corp. (a)	8,105	501,294
SentinelOne, Inc. Class A (a) (b)	19,111	424,264
SiTime Corp. (a) (b)	4,861	1,042,830
Sprout Social, Inc. Class A (a)	31,680	972,893
Synaptics, Inc. (a)	6,580	502,186

The accompanying notes are an integral part of the financial statements.
53

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Universal Display Corp.	2,049	$299,564
Viavi Solutions, Inc. (a)	77,982	787,618
		21,100,093
Materials — 2.8%
Cabot Corp.	27,432	2,504,816
Graphic Packaging Holding Co. (b)	26,746	726,421
Methanex Corp.	17,785	888,183
		4,119,420
Real Estate — 5.0%
American Healthcare REIT, Inc.	48,995	1,392,438
Douglas Emmett, Inc.	36,405	675,677
Essential Properties Realty Trust, Inc.	22,609	707,210
Independence Realty Trust, Inc. (b)	38,912	772,014
Macerich Co.	19,721	392,842
Phillips Edison & Co., Inc.	33,879	1,269,107
Ryman Hospitality Properties, Inc.	10,864	1,133,550
Terreno Realty Corp. (b)	11,859	701,341
Xenia Hotels & Resorts, Inc.	31,203	463,677
		7,507,856
Utilities — 1.1%
IDACORP, Inc.	8,537	932,923
ONE Gas, Inc. (b)	11,214	776,570
		1,709,493
TOTAL COMMON STOCK (Cost $120,713,345)		146,859,464
TOTAL EQUITIES (Cost $120,713,345)		146,859,464
Exchange-Traded Funds — 0.4%
iShares Russell 2000 Growth ETF (b)	1,816	522,681
TOTAL EXCHANGE-TRADED FUNDS (Cost $534,037)		522,681
TOTAL LONG-TERM INVESTMENTS (Cost $121,247,382)		147,382,145
Short-Term Investments — 1.0%
Investment of Cash Collateral from Securities Loaned — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.482% (c)	501,115	501,115

	Principal Amount	Value
Repurchase Agreement — 0.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/24, 2.750%, due 1/02/25 (d)	$1,082,801	$1,082,801
TOTAL SHORT-TERM INVESTMENTS (Cost $1,583,916)		1,583,916
TOTAL INVESTMENTS — 100.2% (Cost $122,831,298) (e)		148,966,061
Other Assets/ (Liabilities) — (0.2)%		(366,676)
NET ASSETS — 100.0%		$148,599,385

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2024, was $15,507,599 or 10.44% of net assets. The Fund received $15,210,989 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Represents investment of security lending cash collateral and 7-day effective yield as of December 31, 2024. (Note 2).
(d)
Maturity value of $1,082,967. Collateralized by U.S. Government Agency obligations with a rate of 4.625%, maturity date of 10/15/26, and an aggregate market value, including accrued interest, of $1,104,618.

(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
54

MML Small Company Value Fund – Portfolio of Investments

December 31, 2024

	Number of Shares	Value
Equities — 99.8%
Common Stock — 99.8%
Communication Services — 1.4%
Cable One, Inc. (a)	1,724	$624,295
Entravision Communications Corp. Class A	89,221	209,669
Townsquare Media, Inc. Class A	5,927	53,877
		887,841
Consumer Discretionary — 13.2%
A-Mark Precious Metals, Inc.	11,195	306,743
Accel Entertainment, Inc. (b)	22,188	236,968
Bloomin’ Brands, Inc.	14,313	174,762
Boyd Gaming Corp.	10,306	747,597
BRP, Inc. (a)	10,841	551,482
Brunswick Corp.	10,868	702,942
Capri Holdings Ltd. (a) (b)	7,414	156,139
Cavco Industries, Inc. (b)	241	107,541
Champion Homes, Inc. (b)	6,641	585,072
Dave & Buster’s Entertainment, Inc. (a) (b)	5,792	169,068
KinderCare Learning Cos., Inc. (b)	23,447	417,357
M/I Homes, Inc. (b)	2,229	296,346
MarineMax, Inc. (b)	19,264	557,693
Meritage Home Corp.	2,509	385,934
OneWater Marine, Inc. Class A (a) (b)	16,385	284,771
Patrick Industries, Inc.	3,572	296,762
Penske Automotive Group, Inc.	2,325	354,423
Solo Brands, Inc. Class A (a) (b)	52,978	60,395
Tapestry, Inc.	11,430	746,722
Taylor Morrison Home Corp. (b)	6,431	393,641
Topgolf Callaway Brands Corp. (a) (b)	23,271	182,910
Visteon Corp. (b)	9,373	831,573
		8,546,841
Consumer Staples — 3.5%
Edgewell Personal Care Co.	30,020	1,008,672
Spectrum Brands Holdings, Inc.	11,042	932,939
Turning Point Brands, Inc.	5,955	357,895
		2,299,506
Energy — 11.0%
Cactus, Inc. Class A (a)	3,429	200,117
ChampionX Corp.	47,018	1,278,419
Chord Energy Corp.	7,813	913,496
Crescent Energy Co. Class A	78,415	1,145,643
Mach Natural Resources LP	20,757	356,605
Magnolia Oil & Gas Corp. Class A (a)	46,477	1,086,632
Northern Oil & Gas, Inc.	34,287	1,274,105
Permian Resources Corp. (a)	52,036	748,278

	Number of Shares	Value
TXO Partners LP	10,011	$168,585
		7,171,880
Financials — 34.3%
Ameris Bancorp	7,639	477,972
Atlantic Union Bankshares Corp.	9,424	356,981
Axis Capital Holdings Ltd.	20,992	1,860,311
Axos Financial, Inc. (b)	5,549	387,598
Banc of California, Inc.	24,559	379,682
Bowhead Specialty Holdings, Inc. (b)	1,866	66,280
Columbia Banking System, Inc. (a)	44,603	1,204,727
Compass Diversified Holdings	49,139	1,134,128
CVB Financial Corp. (a)	35,661	763,502
Euronet Worldwide, Inc. (b)	10,208	1,049,791
EVERTEC, Inc.	41,951	1,448,568
Fidelis Insurance Holdings Ltd.	19,966	361,984
First BanCorp	30,091	559,392
First Interstate BancSystem, Inc. Class A	17,208	558,744
First Merchants Corp.	8,176	326,141
FNB Corp.	99,327	1,468,053
Hamilton Insurance Group Ltd. Class B (b)	20,266	385,662
Home BancShares, Inc.	39,433	1,115,954
International Bancshares Corp.	4,895	309,168
Old National Bancorp	86,255	1,872,165
Pacific Premier Bancorp, Inc.	17,150	427,378
Popular, Inc.	8,629	811,644
Provident Financial Services, Inc.	9,537	179,963
Repay Holdings Corp. (b)	39,567	301,896
SouthState Corp. (a)	14,701	1,462,456
StoneX Group, Inc. (b)	3,418	334,861
UMB Financial Corp.	10,677	1,205,006
Webster Financial Corp.	26,483	1,462,391
		22,272,398
Health Care — 4.3%
Embecta Corp. (a)	29,998	619,459
Enovis Corp. (b)	29,985	1,315,742
Envista Holdings Corp. (b)	26,598	513,075
Patterson Cos., Inc.	10,504	324,153
		2,772,429
Industrials — 17.2%
Atmus Filtration Technologies, Inc.	9,972	390,703
Beacon Roofing Supply, Inc. (b)	11,555	1,173,757
Brink’s Co.	14,040	1,302,491
Deluxe Corp.	15,303	345,695
DIRTT Environmental Solutions (b)	80,290	55,802
DXP Enterprises, Inc. (b)	6,100	503,982
First Advantage Corp. (b)	11,087	207,660

The accompanying notes are an integral part of the financial statements.
55

MML Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Gates Industrial Corp. PLC (b)	52,453	$1,078,958
GMS, Inc. (b)	13,555	1,149,871
Hillman Solutions Corp. (b)	30,610	298,141
IBEX Holdings Ltd. (b)	6,890	148,066
Korn Ferry	6,823	460,211
Loomis AB	11,856	360,753
Luxfer Holdings PLC	3,400	44,506
NV5 Global, Inc. (b)	20,629	388,650
Proficient Auto Logistics, Inc. (b)	13,395	108,098
Science Applications International Corp.	3,012	336,681
Sensata Technologies Holding PLC	11,532	315,977
Tecnoglass, Inc.	3,978	315,535
Timken Co.	21,125	1,507,691
Titan Machinery, Inc. (a) (b)	11,522	162,806
TriNet Group, Inc. (a)	2,773	251,705
Triumph Group, Inc. (a) (b)	15,828	295,350
		11,203,089
Information Technology — 5.1%
Amkor Technology, Inc.	17,011	437,013
Avnet, Inc.	14,415	754,193
Axcelis Technologies, Inc. (b)	9,983	697,512
Ingram Micro Holding Corp. (b)	17,425	337,871
Kulicke & Soffa Industries, Inc. (a)	15,165	707,599
Teradata Corp. (b)	11,908	370,934
		3,305,122
Materials — 4.2%
Graphic Packaging Holding Co. (a)	55,419	1,505,180
Ingevity Corp. (b)	13,398	545,968
Minerals Technologies, Inc.	7,501	571,651
Pactiv Evergreen, Inc.	7,148	124,876
		2,747,675
Real Estate — 5.3%
American Healthcare REIT, Inc.	6,897	196,013
Americold Realty Trust, Inc.	27,936	597,830
EPR Properties	10,173	450,460
Ryman Hospitality Properties, Inc.	8,773	915,375
Terreno Realty Corp. (a)	15,984	945,294
UMH Properties, Inc.	19,345	365,234
		3,470,206
Utilities — 0.3%
Southwest Gas Holdings, Inc.	2,771	195,937
TOTAL COMMON STOCK (Cost $62,100,480)		64,872,924
TOTAL EQUITIES (Cost $62,100,480)		64,872,924

	Number of Shares	Value
TOTAL LONG-TERM INVESTMENTS (Cost $62,100,480)		$64,872,924
Short-Term Investments — 1.3%
Investment of Cash Collateral from Securities Loaned — 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.482% (c)	573,143	573,143
	Principal Amount
Repurchase Agreement — 0.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/24, 2.750%, due 1/02/25 (d)	$234,616	234,616
TOTAL SHORT-TERM INVESTMENTS (Cost $807,759)		807,759
TOTAL INVESTMENTS — 101.1% (Cost $62,908,239) (e)		65,680,683
Other Assets/ (Liabilities) — (1.1)%		(706,827)
NET ASSETS — 100.0%		$64,973,856

Abbreviation Legend

REIT	Real Estate Investment Trust

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)
Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2024, was $8,767,685 or 13.49% of net assets. The Fund received $8,376,591 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(b)	Non-income producing security.
(c)	Represents investment of security lending cash collateral and 7-day effective yield as of December 31, 2024. (Note 2).
(d)
Maturity value of $234,652. Collateralized by U.S. Government Agency obligations with a rate of 4.625%, maturity date of 10/15/26, and an aggregate market value, including accrued interest, of $239,318.

(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
56

MML Small Company Value Fund – Portfolio of Investments (Continued)
Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Citibank N.A.	3/28/25	SEK	101,524	USD	9,339	$(121)
Citibank N.A.	3/28/25	USD	327,218	SEK	3,551,310	4,751
						$ 4,630

Currency Legend

SEK	Swedish Krona
USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.
57

MML Small/Mid Cap Value Fund – Portfolio of Investments

December 31, 2024

	Number of Shares	Value
Equities — 99.6%
Common Stock — 99.6%
Communication Services — 2.0%
Criteo SA Sponsored ADR (a)	34,731	$1,373,958
Nexstar Media Group, Inc.	7,514	1,186,987
		2,560,945
Consumer Discretionary — 15.4%
Adient PLC (a)	67,580	1,164,403
ADT, Inc.	222,021	1,534,165
AutoNation, Inc. (a)	9,980	1,695,003
Bath & Body Works, Inc.	57,198	2,217,566
BorgWarner, Inc.	55,672	1,769,813
Brunswick Corp.	20,381	1,318,243
Crocs, Inc. (a)	14,488	1,586,871
Dine Brands Global, Inc.	20,281	610,458
Group 1 Automotive, Inc.	4,381	1,846,504
PVH Corp.	11,838	1,251,869
Tapestry, Inc.	38,364	2,506,320
Taylor Morrison Home Corp. (a)	18,694	1,144,260
Viking Holdings Ltd. (a)	27,070	1,192,704
		19,838,179
Consumer Staples — 2.7%
BJ’s Wholesale Club Holdings, Inc. (a)	21,920	1,958,552
Nomad Foods Ltd.	90,918	1,525,604
		3,484,156
Energy — 5.4%
Cameco Corp.	37,094	1,906,261
HF Sinclair Corp.	13,276	465,324
Magnolia Oil & Gas Corp. Class A	62,680	1,465,458
Matador Resources Co.	30,290	1,704,115
Northern Oil & Gas, Inc.	38,930	1,446,639
		6,987,797
Financials — 20.5%
American Financial Group, Inc.	13,384	1,832,671
BankUnited, Inc.	35,407	1,351,485
Cboe Global Markets, Inc.	7,994	1,562,028
Comerica, Inc.	25,404	1,571,237
Federated Hermes, Inc.	44,900	1,845,839
First BanCorp	71,722	1,333,312
First Citizens BancShares, Inc. Class A	873	1,844,666
First Hawaiian, Inc.	65,350	1,695,833
Hanover Insurance Group, Inc.	9,689	1,498,501
Kemper Corp.	11,484	762,997
NCR Atleos Corp. (a)	58,204	1,974,280
Stifel Financial Corp.	15,077	1,599,368

	Number of Shares	Value
Texas Capital Bancshares, Inc. (a)	16,934	$1,324,239
Walker & Dunlop, Inc.	12,772	1,241,566
Webster Financial Corp.	27,665	1,527,661
Wintrust Financial Corp.	14,928	1,861,671
Zions Bancorp NA	28,249	1,532,508
		26,359,862
Health Care — 6.7%
AMN Healthcare Services, Inc. (a)	18,153	434,220
Avantor, Inc. (a)	65,410	1,378,189
Encompass Health Corp.	20,634	1,905,550
ICON PLC (a)	8,720	1,828,671
Integra LifeSciences Holdings Corp. (a)	34,429	780,850
Pediatrix Medical Group, Inc. (a)	73,052	958,442
Teleflex, Inc.	7,130	1,268,997
		8,554,919
Industrials — 20.9%
ABM Industries, Inc.	28,346	1,450,748
ArcBest Corp.	16,328	1,523,729
Builders FirstSource, Inc. (a)	4,830	690,352
C.H. Robinson Worldwide, Inc.	21,267	2,197,306
Core & Main, Inc. Class A (a)	30,750	1,565,482
Fluor Corp. (a)	32,490	1,602,407
Gates Industrial Corp. PLC (a)	76,500	1,573,605
Herc Holdings, Inc.	3,500	662,655
John Bean Technologies Corp.	13,776	1,750,930
MasTec, Inc. (a)	12,043	1,639,534
Middleby Corp. (a)	13,221	1,790,784
MillerKnoll, Inc.	61,746	1,394,842
Oshkosh Corp.	14,925	1,418,920
Pentair PLC	19,700	1,982,608
Regal Rexnord Corp.	10,266	1,592,565
Robert Half, Inc.	23,179	1,633,192
WillScot Holdings Corp. (a)	43,846	1,466,649
WNS Holdings Ltd. (a)	20,279	961,022
		26,897,330
Information Technology — 12.0%
ACI Worldwide, Inc. (a)	21,221	1,101,582
Amkor Technology, Inc.	49,960	1,283,472
Avnet, Inc.	23,682	1,239,042
Belden, Inc.	9,294	1,046,597
Calix, Inc. (a)	27,787	968,933
CommVault Systems, Inc. (a)	4,906	740,365
F5, Inc. (a)	9,290	2,336,156
FormFactor, Inc. (a)	37,214	1,637,416
Gen Digital, Inc.	37,742	1,033,376
Lumentum Holdings, Inc. (a)	20,303	1,704,437

The accompanying notes are an integral part of the financial statements.
58

MML Small/Mid Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Synaptics, Inc. (a)	7,725	$589,572
TD SYNNEX Corp.	15,277	1,791,687
		15,472,635
Materials — 3.1%
Avient Corp.	33,681	1,376,206
Element Solutions, Inc.	39,107	994,491
Graphic Packaging Holding Co.	61,310	1,665,179
		4,035,876
Real Estate — 8.1%
Broadstone Net Lease, Inc.	46,338	734,921
COPT Defense Properties	52,290	1,618,375
CubeSmart	18,515	793,368
First Industrial Realty Trust, Inc.	22,704	1,138,151
Independence Realty Trust, Inc.	91,270	1,810,797
Jones Lang LaSalle, Inc. (a)	7,763	1,965,126
Ryman Hospitality Properties, Inc.	10,723	1,118,838
STAG Industrial, Inc.	38,558	1,304,032
		10,483,608
Utilities — 2.8%
IDACORP, Inc.	16,047	1,753,616
Portland General Electric Co.	10,225	446,015
TXNM Energy, Inc.	28,454	1,399,083
		3,598,714
TOTAL COMMON STOCK (Cost $120,541,141)		128,274,021
TOTAL EQUITIES (Cost $120,541,141)		128,274,021
TOTAL LONG-TERM INVESTMENTS (Cost $120,541,141)		128,274,021

	Principal Amount	Value
Short-Term Investments — 0.6%
Repurchase Agreement — 0.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/24, 2.750%, due 1/02/25 (b)	$797,292	$797,292
TOTAL SHORT-TERM INVESTMENTS (Cost $797,292)		797,292
TOTAL INVESTMENTS — 100.2% (Cost $121,338,433) (c)		129,071,313
Other Assets/ (Liabilities) — (0.2)%		(240,911)
NET ASSETS — 100.0%		$128,830,402

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Maturity value of $797,413. Collateralized by U.S. Government Agency obligations with a rate of 4.625%, maturity date of 10/15/26, and an aggregate market value, including accrued interest, of $813,401.

(c)
See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
59

MML Sustainable Equity Fund – Portfolio of Investments

December 31, 2024

	Number of Shares	Value
Equities — 100.3%
Common Stock — 100.3%
Communication Services — 8.2%
Alphabet, Inc. Class A	33,763	$6,391,336
Liberty Media Corp-Liberty Formula One Class C (a)	2,348	217,566
Meta Platforms, Inc. Class A	6,373	3,731,455
Verizon Communications, Inc.	22,927	916,851
Walt Disney Co.	5,747	639,928
		11,897,136
Consumer Discretionary — 12.2%
Airbnb, Inc. Class A (a)	2,119	278,458
Amazon.com, Inc. (a)	26,019	5,708,308
CarMax, Inc. (a)	5,321	435,045
Chipotle Mexican Grill, Inc. (a)	16,684	1,006,045
Deckers Outdoor Corp. (a)	2,549	517,676
Hilton Worldwide Holdings, Inc.	3,799	938,961
Home Depot, Inc.	5,829	2,267,423
LKQ Corp.	15,805	580,834
Tesla, Inc. (a)	7,904	3,191,951
TJX Cos., Inc.	12,824	1,549,268
Tractor Supply Co.	14,740	782,104
YETI Holdings, Inc. (a)	9,831	378,592
		17,634,665
Consumer Staples — 4.8%
Colgate-Palmolive Co.	6,378	579,824
Costco Wholesale Corp.	1,235	1,131,593
Mondelez International, Inc. Class A	14,907	890,395
PepsiCo, Inc.	9,677	1,471,485
Procter & Gamble Co.	9,958	1,669,459
Sysco Corp.	15,072	1,152,405
		6,895,161
Energy — 2.5%
Cheniere Energy, Inc.	3,560	764,937
ConocoPhillips	7,017	695,876
EOG Resources, Inc.	5,700	698,706
Schlumberger NV	36,513	1,399,908
		3,559,427
Financials — 14.2%
American Express Co.	3,738	1,109,401
Ameriprise Financial, Inc.	1,910	1,016,941
Bank of America Corp.	32,806	1,441,824
Blackrock, Inc.	1,129	1,157,349
Block, Inc. (a)	6,585	559,659
Intercontinental Exchange, Inc.	3,848	573,391
JP Morgan Chase & Co.	10,111	2,423,708
KKR & Co., Inc.	6,095	901,511

	Number of Shares	Value
Marsh & McLennan Cos., Inc.	3,651	$775,509
Mastercard, Inc. Class A	4,778	2,515,951
MetLife, Inc.	9,319	763,040
Morgan Stanley	14,724	1,851,101
Progressive Corp.	4,311	1,032,959
Prudential Financial, Inc.	5,761	682,851
Regions Financial Corp.	52,784	1,241,480
S&P Global, Inc.	3,188	1,587,720
Visa, Inc. Class A	2,746	867,846
		20,502,241
Health Care — 10.6%
AbbVie, Inc.	7,578	1,346,611
Agilent Technologies, Inc.	4,245	570,273
Amgen, Inc.	1,723	449,083
Bristol-Myers Squibb Co.	5,540	313,342
Cigna Group	3,773	1,041,876
Danaher Corp.	6,569	1,507,914
Eli Lilly & Co.	1,942	1,499,224
IDEXX Laboratories, Inc. (a)	1,596	659,850
Intuitive Surgical, Inc. (a)	1,993	1,040,266
Merck & Co., Inc.	10,472	1,041,754
Novo Nordisk AS Class B	8,384	721,588
Thermo Fisher Scientific, Inc.	2,012	1,046,703
UnitedHealth Group, Inc.	4,908	2,482,761
Vertex Pharmaceuticals, Inc. (a)	1,237	498,140
Zoetis, Inc.	6,516	1,061,652
		15,281,037
Industrials — 8.5%
Cummins, Inc.	3,601	1,255,309
Deere & Co.	1,465	620,720
Eaton Corp. PLC	4,204	1,395,181
FedEx Corp.	2,044	575,039
Ferguson Enterprises, Inc.	2,936	509,602
Honeywell International, Inc.	4,593	1,037,513
Johnson Controls International PLC	19,589	1,546,160
Lockheed Martin Corp.	879	427,141
Parker-Hannifin Corp.	1,489	947,049
Saia, Inc. (a)	544	247,917
Uber Technologies, Inc. (a)	11,534	695,731
Union Pacific Corp.	4,968	1,132,903
United Parcel Service, Inc. Class B	4,854	612,089
United Rentals, Inc.	689	485,359
Xylem, Inc.	6,916	802,394
		12,290,107
Information Technology — 33.7%
Accenture PLC Class A	3,225	1,134,523
Adobe, Inc. (a)	721	320,614
Analog Devices, Inc.	6,435	1,367,180

The accompanying notes are an integral part of the financial statements.
60

MML Sustainable Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Apple, Inc.	41,833	$10,475,820
Applied Materials, Inc.	2,491	405,111
Arista Networks, Inc. (a)	7,239	800,127
ARM Holdings PLC ADR (a)	1,113	137,300
ASML Holding NV	974	684,997
Broadcom, Inc.	15,819	3,667,477
Cadence Design Systems, Inc. (a)	5,364	1,611,667
CDW Corp.	3,547	617,320
Crowdstrike Holdings, Inc. Class A (a)	1,800	615,888
Dynatrace, Inc. (a)	5,759	313,002
International Business Machines Corp.	5,266	1,157,625
Microsoft Corp.	27,112	11,427,708
Motorola Solutions, Inc.	2,381	1,100,569
NVIDIA Corp.	77,820	10,450,448
Salesforce, Inc.	2,720	909,377
ServiceNow, Inc. (a)	458	485,535
Workday, Inc. Class A (a)	3,860	995,996
		48,678,284
Materials — 2.1%
Ball Corp.	10,703	590,056
Ecolab, Inc.	4,058	950,871
Linde PLC (LIN US)	3,396	1,421,803
		2,962,730
Real Estate — 2.0%
Equinix, Inc.	1,251	1,179,556
Prologis, Inc.	16,649	1,759,799
		2,939,355
Utilities — 1.5%
NextEra Energy, Inc.	30,013	2,151,632
TOTAL COMMON STOCK (Cost $97,419,764)		144,791,775
TOTAL EQUITIES (Cost $97,419,764)		144,791,775
TOTAL LONG-TERM INVESTMENTS (Cost $97,419,764)		144,791,775

	Principal Amount	Value
Short-Term Investments — 0.2%
Repurchase Agreement — 0.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/24, 2.750%, due 1/02/25 (b)	$304,523	$304,523
TOTAL SHORT-TERM INVESTMENTS (Cost $304,523)		304,523
TOTAL INVESTMENTS — 100.5% (Cost $97,724,287) (c)		145,096,298
Other Assets/ (Liabilities) — (0.5)%		(684,829)
NET ASSETS — 100.0%		$144,411,469

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Maturity value of $304,569. Collateralized by U.S. Government Agency obligations with a rate of 4.625%, maturity date of 10/15/26, and an aggregate market value, including accrued interest, of $310,626.

(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
61

MML Sustainable Equity Fund – Portfolio of Investments (Continued)
Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	3/28/25	USD	149,127	EUR	141,426	$2,076
Goldman Sachs & Co.	3/28/25	USD	149,014	EUR	141,426	1,963
JP Morgan Chase Bank N.A.	3/28/25	USD	148,949	EUR	141,426	1,898
UBS AG	3/28/25	EUR	14,323	USD	14,982	(90)
UBS AG	3/28/25	DKK	1,097,466	USD	153,748	(581)
UBS AG	3/28/25	USD	166,534	EUR	158,067	2,180
UBS AG	3/28/25	USD	782,944	DKK	5,534,362	10,549
						$ 17,995

Currency Legend

DKK	Danish Krone
EUR	Euro
USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.
62

MML Total Return Bond Fund – Portfolio of Investments

December 31, 2024

	Principal Amount	Value
Bonds & Notes — 110.7%
Bank Loans — 1.2%
Aerospace & Defense — 0.0%
TransDigm, Inc., 2024 Term Loan I, 3 mo. USD Term SOFR + 2.750% 7.079% VRN 8/24/28	$41,131	$41,242
Auto Parts & Equipment — 0.0%
First Brands Group LLC, 2021 Term Loan, 3 mo. USD Term SOFR + 5.000% 9.847% VRN 3/30/27	32,510	30,451
Beverages — 0.0%
City Brewing Co. LLC
2024 First Lien First Out Roll Up Term Loan, 3 mo. USD Term SOFR + 3.500% 8.418% VRN 4/05/28	32,602	22,658
2024 First Lien Second Out PIK Term Loan, 3 mo. USD Term SOFR + 5.000% 9.909% VRN 4/05/28	64,494	23,648
Naked Juice LLC
Term Loan, 3 mo. USD Term SOFR + 3.000% 7.429% VRN 1/24/29	138,535	90,717
2nd Lien Term Loan, 3 mo. USD Term SOFR + 6.000% 10.429% VRN 1/24/30	28,134	9,320
		146,343
Chemicals — 0.0%
Chemours Co., 2023 USD Term Loan B, 1 mo. USD Term SOFR + 3.000% 7.357% VRN 8/18/28	34,898	35,040
Mativ Holdings, Inc., Delayed Draw Term Loan A, 1 mo. USD Term SOFR + 2.500% 6.957% VRN 5/06/27	17,544	17,368
		52,408
Commercial Services — 0.0%
Belron Finance 2019 LLC, 2024 USD Term Loan B, 3 mo. USD Term SOFR + 2.750% 7.273% VRN 10/16/31	23,521	23,712
Boost Newco Borrower LLC, 2024 USD Term Loan B, 3 mo. USD Term SOFR + 2.500% 6.829% VRN 1/31/31	16,689	16,755

	Principal Amount	Value
CCRR Parent, Inc.
Term Loan B, 3 mo. USD Term SOFR + 4.250% 9.026% VRN 3/06/28	$13,439	$7,772
US Acquisition Facility, 3 mo. USD Term SOFR + 4.250% 9.026% VRN 3/06/28	36,670	22,368
Spin Holdco, Inc., 2021 Term Loan, 3 mo. USD Term SOFR + 4.000% 8.706% VRN 3/04/28	41,083	34,501
TruGreen Ltd. Partnership, 2020 Term Loan, 1 mo. USD Term SOFR + 4.000% 8.457% VRN 11/02/27	23,666	22,985
		128,093
Computers — 0.0%
Indy US Bidco LLC, 2024 USD Term Loan B, 1 mo. USD Term SOFR + 4.750% 9.107% VRN 3/06/28	16,514	16,638
Diversified Financial Services — 0.1%
Avolon TLB Borrower 1 (US) LLC, 2023 Term Loan B6, 1 mo. USD Term SOFR + 1.750% 6.120% VRN 6/24/30	163,566	163,385
Deerfield Dakota Holding LLC, 2020 USD Term Loan B, 3 mo. USD Term SOFR + 3.750% 8.079% VRN 4/09/27	57,655	56,285
Jane Street Group LLC, 2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 2.000% 6.395% VRN 1/26/28	41,598	41,418
		261,088
Electric — 0.1%
Alpha Generation LLC, Term Loan B, 1 mo. USD Term SOFR + 2.750% 7.107% VRN 9/30/31	50,510	50,800
Kestrel Acquisition LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 3.500% 7.829% VRN 11/06/31	19,006	19,110
Lackawanna Energy Center LLC
Term Loan B2, 1 mo. USD Term SOFR + 4.250% 8.607% VRN 8/06/29	8,131	8,192
Term Loan C, 1 mo. USD Term SOFR + 4.250% 8.607% VRN 8/06/29	1,781	1,795

The accompanying notes are an integral part of the financial statements.
63

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
South Field LLC
Term Loan B, 3 mo. USD Term SOFR + 3.750% 8.079% VRN 8/29/31	$24,443	$24,585
Term Loan C, 3 mo. USD Term SOFR + 3.750% 8.079% VRN 8/29/31	1,524	1,533
Vistra Operations Co. LLC, 1st Lien Term Loan B3, 1 mo. USD Term SOFR + 1.750% 6.107% VRN 12/20/30	41,935	41,969
		147,984
Electronics — 0.0%
II-VI, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.500% 6.857% VRN 7/02/29	12,413	12,425
TCP Sunbelt Acquisition Co., 2024 Term Loan B, 3 mo. USD Term SOFR + 4.250% 8.771% VRN 10/16/31	35,000	35,044
		47,469
Energy - Alternate Sources — 0.0%
CPV Fairview LLC, Term Loan B, 1 mo. USD Term SOFR + 3.500% 7.857% VRN 8/14/31	9,513	9,608
Engineering & Construction — 0.0%
Artera Services LLC, 2024 Term Loan, 3 mo. USD Term SOFR + 4.500% 8.829% VRN 2/15/31	36,238	35,866
Entertainment — 0.1%
Showtime Acquisition LLC, 2024 1st Lien Term Loan, 3 mo. USD Term SOFR + 4.750% 9.235% VRN 8/13/31	53,314	53,425
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, 1 mo. USD Term SOFR + 2.750% 7.221% VRN 5/18/25	117,615	117,762
		171,187
Food — 0.0%
8th Avenue Food & Provisions, Inc., 2018 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.750% 8.221% VRN 10/01/25	7,186	7,008
BCPE North Star US HoldCo 2, Inc., Term Loan, 1 mo. USD Term SOFR + 4.000% 8.471% VRN 6/09/28	17,554	16,843

	Principal Amount	Value
United Natural Foods, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 4.750% 9.107% VRN 5/01/31	$55,137	$55,882
		79,733
Hand & Machine Tools — 0.0%
Alliance Laundry Systems LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.500% 7.837% VRN 8/19/31	35,561	35,755
Health Care - Products — 0.0%
Bausch & Lomb Corp.
Term Loan, 1 mo. USD Term SOFR + 3.250% 7.689% VRN 5/10/27	31,110	31,199
2023 Incremental Term Loan, 3 mo. USD Term SOFR + 4.000% 8.329% VRN 9/29/28	27,843	27,947
		59,146
Health Care - Services — 0.1%
Modivcare, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 4.750% 9.079% VRN 7/01/31	139,907	131,746
Star Parent, Inc., Term Loan B, 3 mo. USD Term SOFR + 4.000% 8.329% VRN 9/27/30	33,315	32,507
		164,253
Home Furnishing — 0.0%
AI Aqua Merger Sub, Inc.
2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.000% 7.334% VRN 7/31/28	20,644	20,679
2021 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.500% 8.053% VRN 7/31/28	20,381	20,381
		41,060
Insurance — 0.1%
Acrisure LLC, 2024 Term Loan B1, 1 mo. USD Term SOFR + 3.000% 7.356% VRN 2/16/27	94,897	94,927
AmWINS Group, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 2.250% 6.721% VRN 2/19/28	117,827	118,126
Asurion LLC, 2020 Term Loan B8, 1 mo. USD Term SOFR + 3.250% 7.721% VRN 12/23/26	79,794	79,712
		292,765

The accompanying notes are an integral part of the financial statements.
64

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Internet — 0.0%
Arches Buyer, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 3.250% 7.707% VRN 12/06/27	$24,660	$24,051
Match Group, Inc., 2020 Term Loan B, 1 mo. USD Term SOFR + 1.750% 6.270% VRN 2/13/27	10,674	10,648
MH Sub I LLC, 2023 Term Loan, 1 mo. USD Term SOFR + 4.250% 8.607% VRN 5/03/28	17,430	17,426
PUG LLC, 2024 Extended Term Loan B, 1 mo. USD Term SOFR + 4.750% 9.107% VRN 3/15/30	17,945	17,953
Research Now Group, Inc., 2024 First Lien Second Out Term Loan, 3 mo. USD Term SOFR + 5.500% 10.285% VRN 10/15/28	19,418	18,010
		88,088
Leisure Time — 0.0%
Sabre GLBL, Inc., 2022 1st Lien Term Loan B, 1 mo. USD Term SOFR + 5.000% 9.457% VRN 6/30/28	15,527	15,093
Lodging — 0.0%
Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, 1 mo. USD Term SOFR + 1.750% 6.088% VRN 11/08/30	11,519	11,570
Machinery - Construction & Mining — 0.0%
WEC US Holdings Ltd., 2024 Term Loan, 1 mo. USD Term SOFR + 2.250% 6.803% VRN 1/27/31	25,936	25,931
Machinery - Diversified — 0.0%
ASP Blade Holdings, Inc., Initial Term Loan, 3 mo. USD Term SOFR + 4.000% 8.590% VRN 10/13/28	39,240	22,731
Media — 0.0%
CSC Holdings LLC, 2019 Term Loan B5, 6 mo. USD LIBOR + 2.500% 7.173% VRN 4/15/27	46,687	43,003
Telenet Financing USD LLC, 2020 USD Term Loan AR, 1 mo. USD Term SOFR + 2.000% 6.512% VRN 4/30/28	25,828	25,100

	Principal Amount	Value
Virgin Media Bristol LLC, USD Term Loan N, 1 mo. USD Term SOFR + 2.500% 7.012% VRN 1/31/28	$19,632	$19,476
		87,579
Office & Business Equipment — 0.0%
Xerox Holdings Corp., 2023 Term Loan B, 1 mo. USD TERM SOFR + 4.000%, 3 mo. USD TERM SOFR + 4.000% 8.329% - 8.357% VRN 11/17/29	21,593	21,535
Packaging & Containers — 0.1%
Balcan Innovations, Inc., Term Loan B, 3 mo. USD Term SOFR + 4.750% 9.382% VRN 10/10/31	26,978	27,045
Berry Global, Inc., 2023 Term Loan AA, 1 mo. USD Term SOFR + 1.750% 6.342% VRN 7/01/29	209,308	209,490
		236,535
Pharmaceuticals — 0.1%
Gainwell Acquisition Corp., Term Loan B, 3 mo. USD Term SOFR + 4.000% 8.429% VRN 10/01/27	96,970	93,711
Jazz Financing Lux SARL, 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 2.250% 6.607% VRN 5/05/28	120,197	120,430
		214,141
Real Estate Investment Trusts (REITS) — 0.2%
Healthpeak Properties, Inc.
2024 Term Loan A3, 3 mo. USD Term SOFR + 0.850% 5.179% VRN 3/01/29	204,135	198,521
Term Loan A2, 1 mo. USD Term SOFR + 1.600% 6.188% VRN 2/22/27	101,146	98,997
Term Loan A1, 1 mo. USD Term SOFR + 1.600% 6.188% VRN 8/20/27	101,146	98,870
Invitation Homes Operating Partnership LP, 2024 Term Loan, 3 mo. USD Term SOFR + 1.600% 5.996% VRN 9/09/28	288,231	282,467
SBA Senior Finance II LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 1.750% 6.110% VRN 1/25/31	34,350	34,339
		713,194

The accompanying notes are an integral part of the financial statements.
65

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Retail — 0.1%
1011778 B.C. Unlimited Liability Co., 2024 Term Loan B6, 1 mo. USD Term SOFR + 1.750% 6.107% VRN 9/20/30	$54,027	$53,700
KFC Holding Co., 2021 Term Loan B, 1 mo. USD Term SOFR + 1.750% 6.240% VRN 3/15/28	38,615	38,649
Michaels Cos., Inc., 2021 Term Loan B, 3 mo. USD Term SOFR + 4.250% 8.840% VRN 4/17/28	231,600	186,038
Peer Holding III B.V., 2024 USD Term Loan B5, 3 mo. USD Term SOFR + 3.000% 7.329% VRN 7/01/31	26,709	26,817
		305,204
Software — 0.1%
Cast & Crew Payroll LLC, 2021 Incremental Term Loan, 1 mo. USD Term SOFR + 3.750% 8.107% VRN 12/29/28	15,459	14,959
EagleView Technology Corp., 2018 Add On Term Loan B, 3 mo. USD Term SOFR + 3.500% 8.091% VRN 8/14/25	131,453	124,099
Renaissance Holding Corp., 2024 1st Lien Term Loan, 3 mo. USD Term SOFR + 4.000% 8.357% VRN 4/05/30	38,735	38,612
		177,670
Telecommunications — 0.1%
Altice France SA, 2023 USD Term Loan B14, 3 mo. USD Term SOFR + 5.500% 10.147% VRN 8/15/28	33,163	26,522
CCI Buyer, Inc., Term Loan, 3 mo. USD Term SOFR + 4.000% 8.329% VRN 12/17/27	38,817	38,803
Zayo Group Holdings, Inc., 2022 USD Incremental Term Loan B, 1 mo. USD Term SOFR + 4.250% 8.607% VRN 3/09/27	110,838	103,828
		169,153
TOTAL BANK LOANS
(Cost $4,019,093)		3,849,513
Corporate Debt — 14.6%
Aerospace & Defense — 0.1%
Boeing Co.
5.805% 5/01/50	335,000	311,602

	Principal Amount	Value
6.528% 5/01/34	$10,000	$10,476
		322,078
Agriculture — 0.1%
BAT Capital Corp.
4.758% 9/06/49	34,000	27,522
Imperial Brands Finance PLC
3.500% 7/26/26 (a)	225,000	220,150
		247,672
Airlines — 0.1%
United Airlines Pass-Through Trust, Series 2023-1, Class A, 5.800% 7/15/37	420,393	428,709
Banks — 3.8%
Bank of America Corp.
1 day USD SOFR + 1.370% 1.922% VRN 10/24/31	70,000	58,480
1 day USD SOFR + 1.060% 2.087% VRN 6/14/29	760,000	689,752
1 day USD SOFR + 1.050% 2.551% VRN 2/04/28	635,000	605,444
1 day USD SOFR + 1.210% 2.572% VRN 10/20/32	75,000	63,283
1 day USD SOFR + 2.150% 2.592% VRN 4/29/31	55,000	48,453
3 mo. USD Term SOFR + 1.302% 3.419% VRN 12/20/28	470,000	450,620
3 mo. USD Term SOFR + 1.837% 3.824% VRN 1/20/28	415,000	406,632
3 mo. USD Term SOFR + 1.332% 3.970% VRN 3/05/29	485,000	470,366
Citigroup, Inc.
1 day USD SOFR + 1.167% 2.561% VRN 5/01/32	105,000	88,872
1 day USD SOFR + 1.422% 2.976% VRN 11/05/30	150,000	135,284
3 mo. USD Term SOFR + 1.454% 4.075% VRN 4/23/29	525,000	509,341
Goldman Sachs Group, Inc.
1 day USD SOFR + 0.798% 1.431% VRN 3/09/27	340,000	326,408
1 day USD SOFR + 0.818% 1.542% VRN 9/10/27	1,300,000	1,229,242
HSBC Holdings PLC 1 day USD SOFR + 1.732%
2.013% VRN 9/22/28	625,000	576,240
JP Morgan Chase & Co.
1 day USD SOFR + 0.800% 1.045% VRN 11/19/26	95,000	91,955
1 day USD SOFR + 0.885% 1.578% VRN 4/22/27	640,000	614,546

The accompanying notes are an integral part of the financial statements.
66

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
1 day USD SOFR + 1.015% 2.069% VRN 6/01/29	$1,500,000	$1,362,990
3 mo. USD Term SOFR + 1.510% 2.739% VRN 10/15/30	230,000	207,188
1 day USD SOFR + 1.310% 5.012% VRN 1/23/30	125,000	124,886
Morgan Stanley
1 day USD SOFR + 0.879% 1.593% VRN 5/04/27	170,000	162,950
1 day USD SOFR + 1.020% 1.928% VRN 4/28/32	90,000	73,614
1 day USD SOFR + 1.178% 2.239% VRN 7/21/32	70,000	57,961
1 day USD SOFR + 1.290% 2.943% VRN 1/21/33	100,000	85,677
PNC Financial Services Group, Inc.
1 day USD SOFR + 1.933% 5.068% VRN 1/24/34	50,000	48,711
1 day USD SOFR + 1.902% 5.676% VRN 1/22/35	45,000	45,520
1 day USD SOFR + 2.284% 6.875% VRN 10/20/34	65,000	70,952
Santander UK Group Holdings PLC
1 yr. CMT + 1.250% 1.532% VRN 8/21/26	710,000	693,758
1 day USD SOFR + 1.220% 2.469% VRN 1/11/28	35,000	33,155
US Bancorp
1 day USD SOFR + 1.600% 4.839% VRN 2/01/34	210,000	201,019
1 day USD SOFR + 1.860% 5.678% VRN 1/23/35	40,000	40,338
Wells Fargo & Co.
1 day USD SOFR + 2.100% 2.393% VRN 6/02/28	940,000	885,318
3 mo. USD Term SOFR + 1.432% 2.879% VRN 10/30/30	310,000	279,628
1 day USD SOFR + 1.500% 3.350% VRN 3/02/33	215,000	188,479
1 day USD SOFR + 2.100% 4.897% VRN 7/25/33	400,000	386,306
1 day USD SOFR + 1.740% 5.574% VRN 7/25/29	240,000	243,671
		11,557,039
Beverages — 0.3%
Anheuser-Busch InBev SA
3.950% 3/22/44 EUR (a) (b)	300,000	315,877
Bacardi Ltd.
4.450% 5/15/25 (a)	485,000	484,117
Pernod Ricard SA
3.625% 5/07/34 EUR (a) (b)	100,000	104,262
		904,256

	Principal Amount	Value
Chemicals — 0.2%
International Flavors & Fragrances, Inc.
1.832% 10/15/27 (a)	$70,000	$64,287
2.300% 11/01/30 (a)	570,000	484,027
3.268% 11/15/40 (a)	30,000	21,411
3.468% 12/01/50 (a)	35,000	22,925
4.375% 6/01/47	65,000	50,834
		643,484
Commercial Services — 0.1%
Worldline SA
Convertible, 0.000% 7/30/25 EUR (a) (b)	56,000	67,289
Convertible, 0.000% 7/30/26 EUR (a) (b)	160,000	159,106
		226,395
Diversified Financial Services — 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.500% 1/15/25	1,000,000	999,438
Air Lease Corp. 5.850% 12/15/27	355,000	363,901
Avolon Holdings Funding Ltd.
2.528% 11/18/27 (a)	389,000	360,720
2.875% 2/15/25 (a)	335,000	333,900
		2,057,959
Electric — 1.5%
Alpha Generation LLC
6.750% 10/15/32 (a)	55,000	54,416
Amprion GmbH
0.625% 9/23/33 EUR (a) (b)	100,000	81,697
Appalachian Power Co.
5.650% 4/01/34	870,000	872,610
Duke Energy Carolinas LLC
4.000% 9/30/42	820,000	665,964
Duke Energy Florida LLC
5.875% 11/15/33	70,000	72,854
E.ON SE
3.500% 10/26/37 EUR (b)	100,000	102,175
Elia Group SA
3.875% 6/11/31 EUR (a) (b)	100,000	104,697
Elia Transmission Belgium SA
3.750% 1/16/36 EUR (a) (b)	100,000	105,237
Eurogrid GmbH
0.741% 4/21/33 EUR (a) (b)	100,000	84,137
Florida Power & Light Co.
3.990% 3/01/49	495,000	386,886
Jersey Central Power & Light Co.
6.400% 5/15/36	120,000	125,833

The accompanying notes are an integral part of the financial statements.
67

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
MidAmerican Energy Co.
4.800% 9/15/43	$1,400,000	$1,257,037
MVM Energetika Zrt
6.500% 3/13/31 (a)	200,000	201,420
Public Service Co. of Oklahoma
5.200% 1/15/35	85,000	82,291
RTE Reseau de Transport d’Electricite SADIR
3.500% 4/30/33 EUR (a) (b)	100,000	104,292
Southwestern Electric Power Co.
3.250% 11/01/51	170,000	107,635
TenneT Holding BV
4.500% 10/28/34 EUR (a) (b)	145,000	162,851
		4,572,032
Engineering & Construction — 0.0%
Artera Services LLC
8.500% 2/15/31 (a)	50,000	48,194
Entertainment — 0.6%
Warnermedia Holdings, Inc.
4.279% 3/15/32	415,000	365,701
5.050% 3/15/42	905,000	726,608
5.141% 3/15/52	860,000	638,984
		1,731,293
Food — 0.6%
ELO SACA
6.000% 3/22/29 EUR (a) (b)	200,000	175,553
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
4.375% 2/02/52	135,000	101,742
6.500% 12/01/52	210,000	213,616
6.750% 3/15/34	245,000	259,030
Mondelez International, Inc.
0.750% 3/17/33 EUR (b)	160,000	135,047
Pilgrim’s Pride Corp.
3.500% 3/01/32 (a)	403,000	347,512
Smithfield Foods, Inc.
2.625% 9/13/31 (a)	635,000	522,739
		1,755,239
Gas — 0.3%
KeySpan Gas East Corp.
5.994% 3/06/33 (a)	630,000	638,880
National Gas Transmission PLC
4.250% 4/05/30 EUR (a) (b)	270,000	290,528
Piedmont Natural Gas Co., Inc.
5.100% 2/15/35	150,000	145,396
5.400% 6/15/33	5,000	4,999
		1,079,803

	Principal Amount	Value
Health Care - Products — 0.1%
Medtronic Global Holdings SCA
3.375% 10/15/34 EUR (b)	$100,000	$103,829
Stryker Corp.
3.375% 9/11/32 EUR (b)	100,000	104,845
		208,674
Health Care - Services — 0.8%
Centene Corp.
3.000% 10/15/30	453,000	390,892
Cigna Group
3.400% 3/15/51	250,000	163,065
CommonSpirit Health
2.782% 10/01/30	290,000	256,704
Elevance Health, Inc.
5.200% 2/15/35	140,000	136,728
Fortrea Holdings, Inc.
7.500% 7/01/30 (a)	50,000	50,083
Fresenius Medical Care US Finance III, Inc.
1.875% 12/01/26 (a)	340,000	319,752
HCA, Inc.
3.500% 7/15/51	182,000	117,711
Kedrion SpA
6.500% 9/01/29 (a)	220,000	206,910
Lonza Finance International NV
3.875% 4/24/36 EUR (a) (b)	145,000	154,018
ModivCare, Inc.
5.000% 10/01/29 (a) (c)	382,000	224,652
Universal Health Services, Inc.
1.650% 9/01/26	385,000	364,421
		2,384,936
Household Products & Wares — 0.1%
Spectrum Brands, Inc.
3.875% 3/15/31 (a)	383,000	329,589
Insurance — 0.4%
Athene Global Funding
3.205% 3/08/27 (a)	135,000	128,963
Farmers Exchange Capital III 3 mo. USD LIBOR + 3.454%
5.454% VRN 10/15/54 (a)	970,000	874,014
Teachers Insurance & Annuity Association of America
3.300% 5/15/50 (a)	5,000	3,332
4.270% 5/15/47 (a)	130,000	104,044
Willis North America, Inc.
2.950% 9/15/29	290,000	263,627
		1,373,980

The accompanying notes are an integral part of the financial statements.
68

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Internet — 0.1%
Uber Technologies, Inc.
4.800% 9/15/34	$325,000	$311,047
Investment Companies — 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
9.000% 6/15/30	240,000	230,330
9.750% 1/15/29	10,000	10,026
		240,356
Machinery - Diversified — 0.0%
OT Merger Corp.
7.875% 10/15/29 (a)	90,000	38,925
Media — 0.9%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.750% 3/01/30 (a)	30,000	27,395
Charter Communications Operating LLC/Charter Communications Operating Capital
3.700% 4/01/51	560,000	349,809
3.750% 2/15/28	92,000	87,631
3.900% 6/01/52	314,000	202,000
4.800% 3/01/50	330,000	247,882
4.908% 7/23/25	48,000	47,943
5.375% 5/01/47	95,000	77,973
5.750% 4/01/48	280,000	239,355
CSC Holdings LLC
5.750% 1/15/30 (a)	53,000	30,150
6.500% 2/01/29 (a)	502,000	421,424
7.500% 4/01/28 (a)	32,000	21,925
11.750% 1/31/29 (a)	100,000	98,758
Time Warner Cable LLC
5.500% 9/01/41	535,000	453,999
5.875% 11/15/40	170,000	152,115
VZ Secured Financing BV
5.000% 1/15/32 (a)	356,000	314,867
		2,773,226
Oil & Gas — 0.1%
Pertamina Persero PT
3.100% 8/27/30 (a)	200,000	178,750
Petroleos Mexicanos
5.950% 1/28/31 (c)	50,000	42,225
6.625% 6/15/35	300,000	236,285
Shell Finance US, Inc.
3.750% 9/12/46	25,000	18,793
		476,053

	Principal Amount	Value
Packaging & Containers — 0.5%
Amcor Finance USA, Inc.
3.625% 4/28/26	$650,000	$639,000
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.125% 8/15/26 (a) (c)	50,000	45,000
5.250% 8/15/27 (a)	295,000	167,469
5.250% 8/15/27 (a) (c)	70,000	39,738
Berry Global, Inc.
1.570% 1/15/26	394,000	380,226
1.650% 1/15/27	12,000	11,236
4.875% 7/15/26 (a)	154,000	153,383
		1,436,052
Pharmaceuticals — 1.0%
1375209 BC Ltd.
9.000% 1/30/28 (a) (c)	245,000	244,804
Bayer US Finance II LLC
4.375% 12/15/28 (a)	698,000	671,254
4.625% 6/25/38 (a)	795,000	662,480
4.875% 6/25/48 (a)	210,000	163,614
CVS Health Corp.
4.780% 3/25/38	65,000	56,204
5.050% 3/25/48	155,000	127,805
5.875% 6/01/53	160,000	146,774
5 yr. CMT + 2.516% 6.750% VRN 12/10/54	120,000	117,665
5 yr. CMT + 2.886% 7.000% VRN 3/10/55	190,000	190,637
Grifols SA
3.875% 10/15/28 EUR (a) (b)	200,000	187,177
7.500% 5/01/30 EUR (a) (b)	100,000	108,498
Johnson & Johnson
3.550% 6/01/44 EUR (b)	100,000	106,011
MSD Netherlands Capital BV
3.700% 5/30/44 EUR (b)	165,000	173,147
		2,956,070
Pipelines — 0.2%
Energy Transfer LP
4.950% 6/15/28	125,000	124,779
5.000% 5/15/50	35,000	29,692
5.150% 3/15/45	335,000	293,170
TransMontaigne Partners LP/TLP Finance Corp.
6.125% 2/15/26	181,000	179,925
Venture Global LNG, Inc.
7.000% 1/15/30 (a)	51,000	51,764
9.875% 2/01/32 (a)	57,000	62,545
		741,875

The accompanying notes are an integral part of the financial statements.
69

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Private Equity — 0.1%
CBRE Global Investors Open-Ended Funds SCA SICAV-SIF-Pan European Core Fund
4.750% 3/27/34 EUR (a) (b)	$140,000	$153,833
Real Estate — 0.2%
Annington Funding PLC
2.924% 10/06/51 GBP (a) (b)	290,000	245,482
Blackstone Property Partners Europe Holdings SARL
1.625% 4/20/30 EUR (a) (b)	100,000	92,357
1.750% 3/12/29 EUR (a) (b)	100,000	96,297
Vonovia SE
0.750% 9/01/32 EUR (a) (b)	100,000	83,831
2.250% 4/07/30 EUR (a) (b)	100,000	98,409
		616,376
Real Estate Investment Trusts (REITS) — 1.0%
American Assets Trust LP
6.150% 10/01/34	180,000	179,021
American Homes 4 Rent LP
2.375% 7/15/31	155,000	129,682
3.375% 7/15/51	205,000	134,913
American Tower Corp.
2.300% 9/15/31	356,000	295,989
2.700% 4/15/31	80,000	69,064
Digital Intrepid Holding BV
0.625% 7/15/31 EUR (a) (b)	425,000	367,084
Extra Space Storage LP
2.350% 3/15/32	10,000	8,170
2.400% 10/15/31	76,000	63,149
GLP Capital LP/GLP Financing II, Inc.
4.000% 1/15/30	107,000	99,658
4.000% 1/15/31	75,000	68,600
Healthcare Realty Holdings LP
3.100% 2/15/30	95,000	85,374
3.625% 1/15/28	45,000	42,742
Hudson Pacific Properties LP
3.250% 1/15/30 (c)	416,000	283,073
3.950% 11/01/27	68,000	59,018
4.650% 4/01/29 (c)	135,000	101,739
5.950% 2/15/28	10,000	8,531
Invitation Homes Operating Partnership LP
2.000% 8/15/31	20,000	16,228
5.500% 8/15/33	65,000	64,620
LXP Industrial Trust
2.375% 10/01/31	430,000	349,594
Prologis Euro Finance LLC
4.625% 5/23/33 EUR (b)	310,000	346,511

	Principal Amount	Value
Realty Income Corp.
5.125% 7/06/34 EUR (b)	$270,000	$307,932
Rexford Industrial Realty LP
2.150% 9/01/31	5,000	4,062
VICI Properties LP/VICI Note Co., Inc.
3.875% 2/15/29 (a)	60,000	56,537
4.125% 8/15/30 (a)	19,000	17,654
4.625% 6/15/25 (a)	15,000	14,941
		3,173,886
Retail — 0.2%
Ferrellgas LP/Ferrellgas Finance Corp.
5.375% 4/01/26 (a)	150,000	148,423
5.875% 4/01/29 (a)	235,000	214,792
Michaels Cos., Inc.
5.250% 5/01/28 (a)	170,000	128,352
Papa John’s International, Inc.
3.875% 9/15/29 (a)	200,000	179,173
		670,740
Software — 0.0%
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL
8.750% 5/01/29 (a)	30,000	30,671
Open Text Corp.
6.900% 12/01/27 (a)	50,000	51,666
		82,337
Telecommunications — 0.3%
Altice France SA
8.125% 2/01/27 (a)	65,000	52,696
Frontier Communications Holdings LLC
8.625% 3/15/31 (a)	109,000	115,927
Global Switch Finance BV
1.375% 10/07/30 EUR (a) (b)	115,000	111,856
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
4.738% 9/20/29 (a)	43,437	43,412
T-Mobile USA, Inc.
3.750% 4/15/27	375,000	366,359
4.700% 1/15/35	305,000	288,472
		978,722
Water — 0.1%
Suez SACA
2.875% 5/24/34 EUR (a) (b)	200,000	194,969
TOTAL CORPORATE DEBT
(Cost $47,805,775)		44,715,799

The accompanying notes are an integral part of the financial statements.
70

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Municipal Obligations — 0.8%
California — 0.1%
California State University, Revenue Bonds, Series B, 2.374% 11/01/35	$5,000	$3,846
University of California, Revenue Bonds, Series BI, 2.247% 5/15/34	290,000	230,041
		233,887
New Jersey — 0.1%
Jersey City Municipal Utilities Authority, NJ, Revenue Bonds, Series B, 5.470% 5/15/27	400,000	404,577
New York — 0.6%
City of New York, NY, General Obligation, Series G1, 5.968% 3/01/36	500,000	512,931
New York City Transitional Finance Authority, NY, Future Tax Secured Revenue, Revenue Bonds, Series G3, 2.450% 11/01/34	560,000	440,995
New York State Dormitory Authority, Revenue Bonds, Series H, 5.289% 3/15/33	750,000	743,182
		1,697,108
TOTAL MUNICIPAL OBLIGATIONS
(Cost $2,654,492)		2,335,572
Non-U.S. Government Agency Obligations — 18.3%
Commercial Mortgage-Backed Securities — 3.2%
BAMLL Commercial Mortgage Securities Trust, Series 2018-PARK, Class A, 4.091% VRN 8/10/38 (a) (d)	620,000	588,590
BX Commercial Mortgage Trust
Series 2020-VIV4, Class A, 2.843% 3/09/44 (a)	1,160,000	1,020,733
Series 2020-VIVA, Class D, 3.549% VRN 3/11/44 (a) (d)	780,000	682,747
Series 2022-CSMO, Class A, 1 mo. USD Term SOFR + 2.115% 6.512% FRN 6/15/27 (a)	692,000	694,163
BX Trust
Series 2019-OC11, Class A, 3.202% 12/09/41 (a)	180,000	162,464
Series 2019-OC11, Class E, 3.944% VRN 12/09/41 (a) (d)	300,000	266,448
Series 2022-VAMF, Class C, 1 mo. USD Term SOFR + 1.580% 5.977% FRN 1/15/39 (a)	443,000	441,062

	Principal Amount	Value
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class D, 1 mo. USD Term SOFR + 3.188% 7.586% FRN 3/15/35 (a)	$894,000	$897,911
Century Plaza Towers, Series 2019-CPT, Class A 2.865% 11/13/39 (a)	355,000	308,132
DC Office Trust, Series 2019-MTC, Class A 2.965% 9/15/45 (a)	375,000	325,839
Grace Trust, Series 2020-GRCE, Class A 2.347% 12/10/40 (a)	900,000	754,195
GWT Trust, Series 2024-WLF2, Class B, 1 mo. USD Term SOFR + 2.141% 6.538% FRN 5/15/41 (a)	601,000	604,004
Hudson Yards Mortgage Trust
Series 2019-55HY, Class A, 2.943% VRN 12/10/41 (a) (d)	375,000	333,666
Series 2019-30HY, Class A, 3.228% 7/10/39 (a)	385,000	350,466
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-OSB, Class A 3.397% 6/05/39 (a)	385,000	347,374
MKT Mortgage Trust, Series 2020-525M, Class A 2.694% 2/12/40 (a)	255,000	210,955
One Bryant Park Trust, Series 2019-OBP, Class A 2.516% 9/15/54 (a)	490,000	428,142
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A1, 3.872% VRN 1/05/43 (a) (d)	655,000	549,550
SMRT Commercial Mortgage Trust, Series 2022-MINI, Class F, 1 mo. USD Term SOFR + 3.350% 7.748% FRN 1/15/39 (a)	630,000	596,175
Wells Fargo Commercial Mortgage Trust, Series 2019-JWDR, Class E, 3.860% VRN 9/15/31 (a) (d)	281,000	271,562
		9,834,178
Home Equity Asset-Backed Securities — 2.2%
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Series 2005-4, Class M2, 1 mo. USD Term SOFR + 0.819% 5.158% FRN 10/25/35	598,265	543,121
Countrywide Asset-Backed Certificates Trust, Series 2004-7, Class MF2, 4.067% VRN 10/25/34 (d)	1,376,158	1,303,174
JP Morgan Mortgage Acquisition Trust, Series 2007-HE1, Class AF4, 4.336% STEP 3/25/47	2,454,088	1,544,308

The accompanying notes are an integral part of the financial statements.
71

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Long Beach Mortgage Loan Trust, Series 2006-9, Class 2A2, 1 mo. USD Term SOFR + 0.334% 4.673% FRN 10/25/36	$5,754,890	$1,764,673
Morgan Stanley Capital I, Inc. Trust, Series 2006-HE1, Class A4, 1 mo. USD Term SOFR + 0.694% 5.033% FRN 1/25/36	680,264	645,524
Saxon Asset Securities Trust, Series 2007-2, Class A2C, 1 mo. USD Term SOFR + 0.354% 4.693% FRN 5/25/47	1,398,199	946,296
		6,747,096
Other Asset-Backed Securities — 5.3%
AMMC CLO 24 Ltd., Series 2021-24A, Class AR, 3 mo. USD Term SOFR + 1.200% 5.760% FRN 1/20/35 (a)	950,000	950,089
ARES XXVII CLO Ltd., Series 2013-2A, Class BR3, 3 mo. USD Term SOFR + 1.650% 6.203% FRN 10/28/34 (a)	790,000	792,327
Bain Capital Credit CLO Ltd., Series 2021-6A, Class A1R, 3 mo. USD Term SOFR + 1.090% 5.486% FRN 10/21/34 (a)	825,000	825,186
Barings CLO Ltd., Series 2018-4A, Class A1R, 3 mo. USD Term SOFR + 1.150% 5.806% FRN 10/15/30 (a)	786,058	786,897
BlueMountain CLO Ltd., Series 2018-3A, Class BR, 3 mo. USD Term SOFR + 1.850% 6.476% FRN 10/25/30 (a)	800,000	800,386
Clover CLO LLC, Series 2021-3A, Class AR, 3 mo. USD Term SOFR + 1.070% 5.388% FRN 1/25/35 (a) (e)	900,000	900,000
Dryden 45 Senior Loan Fund, Series 2016-45A, Class BRR, 3 mo. USD Term SOFR + 1.650% 6.306% FRN 10/15/30 (a)	700,000	701,141
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class AR, 3 mo. USD Term SOFR + 1.162% 5.818% FRN 4/15/29 (a)	538,386	539,194
FirstKey Homes Trust, Series 2020-SFR2, Class E 2.668% 10/19/37 (a)	390,000	381,158
GoodLeap Home Improvement Solutions Trust, Series 2024-1A, Class A 5.350% 10/20/46 (a)	677,340	674,558

	Principal Amount	Value
HPS Loan Management Ltd., Series 2021-16A, Class A1, 3 mo. USD Term SOFR + 1.402% 6.028% FRN 1/23/35 (a)	$1,000,000	$1,001,290
Madison Park Funding XXIX Ltd., Series 2018-29A, Class AR, 3 mo. USD Term SOFR + 1.180% 5.812% FRN 10/18/30 (a)	715,106	715,932
Magnetite XII Ltd., Series 2015-12A, Class AR4, 3 mo. USD Term SOFR + 1.150% 5.806% FRN 10/15/31 (a)	455,864	456,548
Magnetite XXV Ltd., Series 2020-25A, Class A, 3 mo. USD Term SOFR + 1.462% 6.088% FRN 1/25/32 (a)	668,917	669,994
OCP CLO Ltd., Series 2014-6A, Class A1R2, 3 mo. USD Term SOFR + 1.150% 5.798% FRN 10/17/30 (a)	346,013	346,143
Progress Residential Trust
Series 2021-SFR2, Class F, 3.395% 4/19/38 (a)	1,150,000	1,119,327
Series 2021-SFR10, Class F, 4.608% 12/17/40 (a)	1,143,045	1,058,135
Rockford Tower CLO Ltd.
Series 2019-2A, Class AR2, 3 mo. USD Term SOFR + 1.130% 5.651% FRN 8/20/32 (a)	1,563,815	1,565,145
Series 2021-1A, Class A1, 3 mo. USD Term SOFR + 1.432% 6.049% FRN 7/20/34 (a)	850,000	851,098
TIAA CLO IV Ltd., Series 2018-1A, Class A1AR, 3 mo. USD Term SOFR + 1.140% 5.757% FRN 1/20/32 (a)	650,887	651,434
Vantage Data Centers Issuer LLC, Series 2020-1A, Class A2 1.645% 9/15/45 (a)	444,000	433,453
		16,219,435
Student Loans Asset-Backed Securities — 1.1%
Access Group, Inc., Series 2015-1, Class A, 30 day USD SOFR Average + 0.814% 5.383% FRN 7/25/56 (a)	200,022	197,580
Collegiate Funding Services Education Loan Trust, Series 2005-A, Class A4, 90 day USD SOFR Average + 0.462% 5.179% FRN 3/28/35	721,314	700,029

The accompanying notes are an integral part of the financial statements.
72

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SLM Student Loan Trust
Series 2012-7, Class A3, 30 day USD SOFR Average + 0.764% 5.333% FRN 5/26/26	$405,065	$395,475
Series 2012-2, Class A, 30 day USD SOFR Average + 0.814% 5.383% FRN 1/25/29	474,134	462,484
Series 2012-1, Class A3, 30 day USD SOFR Average + 1.064% 5.633% FRN 9/25/28	372,983	368,291
Series 2007-7, Class A4, 90 day USD SOFR Average + 0.592% 5.775% FRN 1/25/22 (h)	262,407	257,852
Series 2008-6, Class A4, 90 day USD SOFR Average + 1.362% 6.545% FRN 7/25/23 (h)	296,630	296,213
Series 2008-5, Class B, 90 day USD SOFR Average + 2.112% 7.295% FRN 7/25/73	700,000	720,422
		3,398,346
Whole Loan Collateral Collateralized Mortgage Obligations — 6.5%
American Home Mortgage Investment Trust, Series 2005-1, Class 6A, 6 mo. USD Term SOFR + 2.428% 6.862% FRN 6/25/45	107,267	106,320
Angel Oak Mortgage Trust
Series 2021-7, Class A1, 1.978% VRN 10/25/66 (a) (d)	183,517	149,473
Series 2022-6, Class A1, 4.300% STEP 7/25/67 (a)	721,462	696,759
Chase Mortgage Finance Trust, Series 2007-A1, Class 11A4, 4.687% VRN 3/25/37 (d)	175,428	165,643
Citigroup Mortgage Loan Trust, Series 2005-11, Class A2A, 1 yr. CMT + 2.400% 7.230% FRN 10/25/35	123,000	124,314
COLT Mortgage Loan Trust, Series 2021-6, Class A1, 1.907% VRN 12/25/66 (a) (d)	565,258	500,268
Countrywide Alternative Loan Trust
Series 2006-OA6, Class 1A2, 1 mo. USD Term SOFR + 0.534% 4.873% FRN 7/25/46	712,032	628,768
Series 2005-31, Class 2A1, 1 mo. USD Term SOFR + 0.714% 5.053% FRN 8/25/35	659,831	598,805
Credit Suisse Mortgage Trust, Series 2018-RPL9, Class A, 3.850% VRN 9/25/57 (a) (d)	637,272	601,354

	Principal Amount	Value
Deephaven Residential Mortgage Trust, Series 2021-4, Class A1, 1.931% VRN 11/25/66 (a) (d)	$1,231,100	$1,054,720
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-1, Class 1A3, 1 mo. USD Term SOFR + 0.614% 4.953% FRN 2/25/35	995,539	969,637
First Franklin Mortgage Loan Trust, Series 2006-FFH1, Class M1, 1 mo. USD Term SOFR + 0.669% 5.008% FRN 1/25/36	532,728	515,546
First Horizon Mortgage Pass-Through Trust, Series 2005-AR5, Class 2A1, 6.386% VRN 11/25/35 (d)	168,737	136,225
GCAT Trust, Series 2024-INV4, Class A2, 5.500% VRN 12/25/54 (a) (d)	606,188	594,775
GS Mortgage-Backed Securities Corp. Trust, Series 2021-RPL1, Class A1, 1.750% VRN 12/25/60 (a) (d)	1,241,571	1,152,646
GS Mortgage-Backed Securities Trust, Series 2018-RPL1, Class A1A 3.750% 10/25/57 (a)	457,611	443,725
HarborView Mortgage Loan Trust, Series 2006-10, Class 1A1A, 1 mo. USD Term SOFR + 0.514% 5.125% FRN 11/19/36	1,439,773	1,110,788
Impac CMB Trust, Series 2005-1, Class 1A1, 1 mo. USD Term SOFR + 0.634% 4.973% FRN 4/25/35	737,205	699,679
IndyMac Index Mortgage Loan Trust
Series 2005-AR19, Class A1, 3.842% VRN 10/25/35 (d)	589,876	442,085
Series 2006-AR27, Class 1A3, 1 mo. USD Term SOFR + 0.654% 4.993% FRN 10/25/36	1,139,207	487,413
JP Morgan Mortgage Trust, Series 2021-13, Class A3, 2.500% VRN 4/25/52 (a) (d)	1,496,829	1,200,854
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR1, Class M1, 1 mo. USD Term SOFR + 1.184% 5.523% FRN 2/25/35	359,916	354,067
OBX Trust, Series 2021-J3, Class A1, 2.500% VRN 10/25/51 (a) (d)	1,597,946	1,280,979

The accompanying notes are an integral part of the financial statements.
73

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates, Series 2005-4, Class M2, 1 mo. USD Term SOFR + 0.864% 5.203% FRN 11/25/35	$1,450,000	$1,424,320
PMT Loan Trust, Series 2024-INV1, Class A3, 5.500% VRN 10/25/59 (a) (d)	961,180	941,881
Structured Asset Mortgage Investments II Trust, Series 2006-AR8, Class A2, 1 mo. USD Term SOFR + 0.534% 4.873% FRN 10/25/36	1,456,056	1,284,517
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2005-AR15, Class A1A1, 1 mo. USD Term SOFR + 0.634% 4.973% FRN 11/25/45	1,349,242	1,246,890
Series 2005-AR13, Class A1A1, 1 mo. USD Term SOFR + 0.694% 5.033% FRN 10/25/45	236,229	224,936
Series 2005-AR2, Class 2A21, 1 mo. USD Term SOFR + 0.774% 5.113% FRN 1/25/45	186,775	182,609
Series 2006-1, Class 3A2, 5.750% 2/25/36	413,852	372,528
		19,692,524
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $57,108,368)		55,891,579
Sovereign Debt Obligations — 0.4%
Brazilian Government International Bond 6.125% 3/15/34	200,000	186,516
Mexico Government International Bond 4.875% 5/19/33	300,000	268,502
Panama Government International Bond 6.400% 2/14/35	200,000	181,438
Paraguay Government International Bond 4.950% 4/28/31 (a)	200,000	191,312
Perusahaan Penerbit SBSN Indonesia III 2.550% 6/09/31 (a)	200,000	170,442
Republic of South Africa Government International Bond 5.875% 4/20/32	250,000	234,696
Romanian Government International Bond 3.000% 2/14/31 (a)	110,000	88,910
		1,321,816
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,433,292)		1,321,816

	Principal Amount	Value
U.S. Government Agency Obligations and Instrumentalities (f) — 37.0%
Collateralized Mortgage Obligations — 0.9%
Federal Home Loan Mortgage Corp. REMICS
Series 4818, Class CA, 3.000% 4/15/48	$121,594	$105,178
Series 4639, Class HZ, 3.250% STEP 4/15/53	1,721,786	1,328,549
Series 4846, Class PA, 4.000% 6/15/47	22,408	22,276
Federal National Mortgage Association REMICS
Series 2018-43, Class CT, 3.000% 6/25/48	216,019	186,583
Series 2018-57, Class QA, 3.500% 5/25/46	19,843	19,711
Government National Mortgage Association REMICS
Series 2018-124, Class NW, 3.500% 9/20/48	208,033	184,769
Series 2019-15, Class GT, 3.500% 2/20/49	130,616	115,744
Series 2024-97, Class FW, 30 day USD SOFR Average + 1.150% 5.755% FRN 6/20/54	296,870	296,260
Series 2024-30, Class AF, 30 day USD SOFR Average + 1.250% 5.855% FRN 2/20/54	464,047	465,426
		2,724,496
Pass-Through Securities — 35.8%
Federal Home Loan Mortgage Corp.
Pool #QD7213 2.000% 2/01/52	1,940,119	1,509,566
Pool #QE0312 2.000% 4/01/52	1,078,931	839,494
Pool #RA4179 2.500% 12/01/50	1,486,126	1,210,037
Pool #SD8194 2.500% 2/01/52	1,428,248	1,165,590
Pool #RA6815 2.500% 2/01/52	1,937,382	1,589,569
Pool #SD8205 2.500% 4/01/52	3,140,422	2,559,947
Pool #SD8212 2.500% 5/01/52	1,522,090	1,240,747
Pool #G08710 3.000% 6/01/46	83,045	72,118
Pool #ZM1779 3.000% 9/01/46	420,185	364,136
Pool #G08726 3.000% 10/01/46	626,868	543,996
Pool #G08732 3.000% 11/01/46	228,578	198,360
Pool #G08741 3.000% 1/01/47	632,226	548,645
Pool #QD8259 3.000% 3/01/52	1,736,181	1,475,834
Pool #SD8220 3.000% 6/01/52	2,249,544	1,910,107
Pool #G07848 3.500% 4/01/44	967,838	887,412
Pool #G60023 3.500% 4/01/45	901,249	818,724
Pool #G08711 3.500% 6/01/46	271,147	244,624
Pool #G08716 3.500% 8/01/46	380,327	342,649

The accompanying notes are an integral part of the financial statements.
74

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #G67700 3.500% 8/01/46	$449,583	$406,870
Pool #G08722 3.500% 9/01/46	66,548	59,956
Pool #G08742 3.500% 1/01/47	311,659	280,686
Pool #G08757 3.500% 4/01/47	79,350	71,464
Pool #ZA5103 3.500% 12/01/47	2,990	2,686
Pool #G67707 3.500% 1/01/48	1,633,753	1,482,113
Pool #G08800 3.500% 2/01/48	27,557	24,749
Pool #G08816 3.500% 6/01/48	219,571	197,132
Pool #G61556 3.500% 8/01/48	378,380	341,368
Pool #G60344 4.000% 12/01/45	479,898	449,347
Pool #G67711 4.000% 3/01/48	527,650	491,915
Pool #G67713 4.000% 6/01/48	2,189	2,039
Pool #SD3246 4.000% 8/01/52	1,640,547	1,499,367
Pool #RA7921 4.000% 9/01/52	1,552,061	1,422,588
Pool #SD5321 4.000% 10/01/52	1,658,679	1,517,202
Pool #SD5323 4.000% 1/01/54	856,107	782,551
Pool #G08843 4.500% 10/01/48	100,838	96,261
Pool #SD2322 4.500% 9/01/52	473,029	445,925
Pool #SD8275 4.500% 12/01/52	2,105,857	1,984,537
Pool #SD2730 4.500% 4/01/53	1,399,674	1,319,038
Pool #G08833 5.000% 7/01/48	67,373	66,350
Pool #G08844 5.000% 10/01/48	61,147	60,123
Federal National Mortgage Association
Pool #MA4176 2.000% 11/01/40	1,092,252	917,777
Pool #MA4333 2.000% 5/01/41	163,153	136,452
Pool #MA4158 2.000% 10/01/50	915,276	717,020
Pool #BQ6913 2.000% 12/01/51	2,056,182	1,602,443
Pool #MA4492 2.000% 12/01/51	1,570,868	1,222,260
Pool #BQ7006 2.000% 1/01/52	3,238,836	2,520,072
Pool #CB2802 2.000% 2/01/52	1,030,330	806,187
Pool #MA4547 2.000% 2/01/52	480,006	373,482
Pool #MA4562 2.000% 3/01/52	3,875,076	3,015,117
Pool #FS1598 2.000% 4/01/52	1,470,384	1,144,075
Pool #FS8510 2.000% 10/01/52	1,072,104	834,182
Pool #MA4512 2.500% 1/01/52	1,510,350	1,232,593
Pool #MA4548 2.500% 2/01/52	1,451,100	1,184,240
Pool #MA4563 2.500% 3/01/52	1,482,906	1,208,806
Pool #MA1607 3.000% 10/01/33	212,278	198,684
Pool #MA3811 3.000% 10/01/49	184,631	157,234
Pool #CB2430 3.000% 12/01/51	2,612,529	2,217,505
Pool #CB2545 3.000% 1/01/52	1,492,634	1,266,943
Pool #BV8477 3.000% 5/01/52	497,386	423,734
Pool #AB4262 3.500% 1/01/32	160,926	154,759
Pool #MA1512 3.500% 7/01/33	90,265	86,036
Pool #MA1148 3.500% 8/01/42	556,470	506,860
Pool #CA0996 3.500% 1/01/48	107,100	96,494
Pool #MA3305 3.500% 3/01/48	21,162	18,981
Pool #BL1132 3.730% 1/01/29	920,000	881,790
Pool #MA1146 4.000% 8/01/42	227,706	214,676

	Principal Amount	Value
Pool #AS9830 4.000% 6/01/47	$105,437	$97,836
Pool #MA3027 4.000% 6/01/47	160,301	148,744
Pool #AS9972 4.000% 7/01/47	96,199	89,204
Pool #FS4947 4.000% 1/01/53	829,219	758,231
Pool #931504 4.500% 7/01/39	32,888	32,024
Pool #CA1710 4.500% 5/01/48	357,367	340,688
Pool #CA1711 4.500% 5/01/48	113,876	108,561
Pool #CA2208 4.500% 8/01/48	197,363	188,152
Pool #MA4701 4.500% 8/01/52	599,447	565,287
Pool #MA4733 4.500% 9/01/52	977,173	920,878
Pool #BW9897 4.500% 10/01/52	654,850	616,837
Pool #CB4800 4.500% 10/01/52	1,935,355	1,823,858
Pool #FS4701 4.500% 4/01/53	1,637,624	1,541,232
Pool #AD6374 5.000% 5/01/40	6,746	6,729
Pool #AI2733 5.000% 5/01/41	77,242	77,002
Pool #MA4978 5.000% 4/01/53	154,632	149,423
Pool #FS7252 5.000% 11/01/53	968,762	935,522
Pool #977014 5.500% 5/01/38	7,149	7,300
Pool #985524 5.500% 6/01/38	11,750	12,001
Pool #988578 5.500% 8/01/38	71,701	73,405
Pool #995482 5.500% 1/01/39	45,252	46,211
Pool #MA5107 5.500% 8/01/53	2,120,927	2,094,418
Government National Mortgage Association II
Pool #MA4126 3.000% 12/20/46	486,582	427,299
Pool #MA4718 3.000% 9/20/47	52,767	46,206
Pool #MA4836 3.000% 11/20/47	184,843	161,860
Pool #MA6209 3.000% 10/20/49	160,329	136,687
Pool #MA3521 3.500% 3/20/46	188,044	170,469
Pool #MA3597 3.500% 4/20/46	58,660	53,159
Pool #MA3663 3.500% 5/20/46	85,162	77,176
Pool #MA3937 3.500% 9/20/46	70,168	63,588
Pool #MA4127 3.500% 12/20/46	258,224	233,766
Pool #MA4262 3.500% 2/20/47	260,907	236,114
Pool #MA4382 3.500% 4/20/47	66,895	60,538
Pool #MA4719 3.500% 9/20/47	81,909	74,049
Pool #MA4837 3.500% 11/20/47	170,166	153,836
Pool #MA4900 3.500% 12/20/47	613,148	553,924
Pool #MA4653 4.000% 8/20/47	32,488	30,224
Pool #MA4838 4.000% 11/20/47	134,464	125,096
Pool #MA4901 4.000% 12/20/47	58,900	54,796
Pool #MA5078 4.000% 3/20/48	198,964	185,040
Pool #MA5466 4.000% 9/20/48	223,349	207,649
Pool #MA5399 4.500% 8/20/48	401,198	383,112
Pool #MA8347 4.500% 10/20/52	1,664,299	1,576,917
Pool #MA3666 5.000% 5/20/46	68,070	67,988
Pool #MA4199 5.000% 1/20/47	68,938	68,893
Pool #MA4454 5.000% 5/20/47	108,828	108,253
Pool #MA4722 5.000% 9/20/47	117,559	116,828

The accompanying notes are an integral part of the financial statements.
75

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Government National Mortgage Association II, TBA
2.500% 1/20/55 (e)	$4,850,000	$4,044,418
4.000% 1/20/55 (e)	3,500,000	3,220,798
4.500% 1/20/55 (e)	3,150,000	2,976,238
5.000% 1/20/55 (e)	4,075,000	3,952,257
5.500% 1/20/55 (e)	2,450,000	2,428,070
Uniform Mortgage-Backed Security, TBA
2.000% 1/01/55 (e)	1,975,000	1,534,328
2.500% 1/01/55 (e)	1,900,000	1,545,234
3.000% 1/01/55 (e)	1,825,000	1,548,113
3.500% 1/01/55 (e)	6,900,000	6,096,796
4.000% 1/01/55 (e)	3,175,000	2,899,172
4.500% 1/01/55 (e)	3,000,000	2,819,531
5.000% 1/01/55 (e)	4,875,000	4,701,518
5.500% 1/01/55 (e)	2,125,000	2,095,698
		109,533,405
Whole Loans — 0.3%
Federal National Mortgage Association Connecticut Avenue Securities, Series 2022-R03, Class 1M2, 30 day USD SOFR Average + 3.500% 8.069% FRN 3/25/42 (a)	1,000,000	1,049,157
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $119,804,463)		113,307,058
U.S. Treasury Obligations — 38.4%
U.S. Treasury Bonds & Notes — 38.4%
U.S. Treasury Bonds
4.125% 8/15/44	3,525,000	3,192,602
4.500% 11/15/54	15,050,000	14,372,797
4.625% 11/15/44	12,915,000	12,529,983
U.S. Treasury Notes
4.000% 12/15/27	10,480,000	10,400,561
4.125% 11/30/29	8,205,000	8,114,655
4.250% 11/30/26	2,630,000	2,629,909
4.250% 12/31/26	10,855,000	10,856,706
4.250% 11/15/34	18,040,000	17,580,550
4.375% 12/31/29	37,980,000	37,967,934
		117,645,697
TOTAL U.S. TREASURY OBLIGATIONS (Cost $119,495,059)		117,645,697
TOTAL BONDS & NOTES (Cost $352,320,542)		339,067,034

	Number of Shares	Value
Equities — 0.1%
Common Stock — 0.1%
Communication Services — 0.1%
Intelsat SA (g)	7,225	$214,640
TOTAL COMMON STOCK (Cost $676,994)		214,640
TOTAL EQUITIES (Cost $676,994)		214,640
TOTAL LONG-TERM INVESTMENTS (Cost $352,997,536)		339,281,674
Short-Term Investments — 2.4%
Investment of Cash Collateral from Securities Loaned — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.482% (i)	956,293	956,293

	Principal Amount
Repurchase Agreement — 1.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/24, 2.750%, due 1/02/25 (j)	$4,232,727	4,232,727
U.S. Treasury Bill — 0.7%
U.S. Treasury Bills 4.634% 1/16/25 (k)	2,065,000	2,061,598
TOTAL SHORT-TERM INVESTMENTS (Cost $7,250,130)		7,250,618
TOTAL INVESTMENTS — 113.2% (Cost $360,247,666) (l)		346,532,292
Other Assets/ (Liabilities) — (13.2)%		(40,418,575)
NET ASSETS — 100.0%		$306,113,717

Abbreviation Legend

CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note ^
LIBOR	London InterBank Offered Rate
PIK	Payment in kind ^^
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate

The accompanying notes are an integral part of the financial statements.
76

MML Total Return Bond Fund – Portfolio of Investments (Continued)

STEP	Step Coupon Bond
TBA	To Be Announced
VRN	Variable Rate Note ^

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2024, the aggregate market value of these securities amounted to $50,512,311 or 16.50% of net assets.

(b)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2024, was $936,787 or 0.31% of net assets. (Note 2).
(d)
Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at December 31, 2024.

(e)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(f)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(g)	Non-income producing security.
(h)
The maturity date of the security has been extended past the date disclosed. The new maturity date is not available as of December 31, 2024.
(i)	Represents investment of security lending cash collateral and 7-day effective yield as of December 31, 2024. (Note 2).
(j)
Maturity value of $4,233,374. Collateralized by U.S. Government Agency obligations with a rate of 4.625%, maturity date of 10/15/26, and an aggregate market value, including accrued interest, of $4,317,393.

(k)	The rate shown represents yield-to-maturity.
(l)	See Note 6 for aggregate cost for federal tax purposes.
^
Floating rate or variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

^^	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.*	1/17/25	EUR	46,000	USD	48,405	$(729)
Bank of America N.A.*	1/17/25	USD	69,705	EUR	64,000	3,373
Bank of New York*	1/17/25	GBP	181,000	USD	228,663	(2,097)
Citibank N.A.*	1/17/25	EUR	93,000	USD	101,796	(5,408)
Citibank N.A.*	1/17/25	USD	4,902,628	EUR	4,450,000	290,521
Citibank N.A.*	1/17/25	USD	445,855	GBP	343,000	16,505
Goldman Sachs International*	1/17/25	EUR	239,000	USD	252,666	(4,959)
Goldman Sachs International*	1/17/25	GBP	86,000	USD	108,531	(881)
Goldman Sachs International*	1/17/25	USD	155,124	GBP	122,000	2,411
Goldman Sachs International*	1/17/25	USD	529,694	EUR	497,000	14,589
						$ 313,325

The accompanying notes are an integral part of the financial statements.
77

MML Total Return Bond Fund – Portfolio of Investments (Continued)
Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Ultra Bond	3/20/25	2	$245,031	$(7,218)
U.S. Treasury Note 2 Year	3/31/25	545	112,013,479	43,631
U.S. Treasury Note 5 Year	3/31/25	155	16,564,243	(87,016)
				$(50,603)
Short
Euro-Schatz	3/06/25	1	$(111,311)	$491
Euro-BOBL	3/06/25	8	(988,232)	11,550
Euro-Bund	3/06/25	20	(2,840,483)	76,007
Euro-Buxl 30 Year Bond	3/06/25	2	(292,854)	17,981
U.S. Treasury Ultra 10 Year	3/20/25	28	(3,152,971)	36,221
UK Long Gilt	3/27/25	3	(348,124)	1,060
				$ 143,310

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Termination Date	Notional Amount		Value
Rate/Reference	Frequency	Rate/ Reference	Frequency					Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Fixed 3.520%	Annually	12-Month USD SOFR	Annually	12/20/53	USD	2,201,000	$161,415	$ —	$ 161,415

*	Contracts are subject to a master netting agreement or similar agreement.
Currency Legend

EUR	Euro
GBP	British Pound
USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.
78

MML Series Investment Fund

Statements of Assets and Liabilities
December 31, 2024

	MML Conservative Allocation Fund	MML Balanced Allocation Fund
Assets:
Investments, at value - unaffiliated issuers (Note 2) (a)	$8,123,986	$8,395,576
Investments, at value - affiliated issuers (Notes 2 & 7) (b)	232,222,529	283,051,479
Repurchase agreements, at value (Note 2) (c)	—	—
Total investments (d)	240,346,515	291,447,055
Cash	—	—
Receivables from:
Investments sold
Regular delivery	139,371	319,463
Fund shares sold	8,296	414
Interest and dividends	9,023	9,734
Foreign tax reclaims	—	—
Total assets	240,503,205	291,776,666
Liabilities:
Payables for:
Investments purchased
Regular delivery	9,023	9,734
Fund shares redeemed	144,461	316,012
Cash collateral held for securities on loan (Note 2)	—	—
Trustees’ fees and expenses (Note 3)	41,543	50,247
Affiliates (Note 3):
Administration fees	—	—
Investment advisory fees	21,615	26,191
Service fees	121,021	144,893
Due to custodian	—	—
Accrued expense and other liabilities	42,020	42,706
Total liabilities	379,683	589,783
Net assets	$ 240,123,522	$ 291,186,883
Net assets consist of:
Paid-in capital	$271,743,233	$310,140,053
Accumulated earnings (loss)	(31,619,711)	(18,953,170)
Net assets	$240,123,522	$291,186,883

(a) Cost of investments - unaffiliated issuers:	$8,694,406	$9,127,538
(b) Cost of investments - affiliated issuers:	$245,956,465	$297,108,805
(c) Cost of repurchase agreements:	$—	$—
(d) Securities on loan with market value of:	$—	$—
(e) This represents the market value of investments in the Master Fund. Identified cost of investments in the Master Fund was $211,816,184.
(f) This represents Receivables for Investments sold in the Master Fund.
(g) This represents Payables for Investments purchased in the Master Fund.

The accompanying notes are an integral part of the financial statements.
79

MML Moderate Allocation Fund	MML Growth Allocation Fund	MML Aggressive Allocation Fund	MML American Funds Growth Fund	MML American Funds Core Allocation Fund	MML Blue Chip Growth Fund	MML Equity Income Fund

$24,063,755	$14,948,430	$1,137,690	$294,042,970 (e)	$582,181,143	$491,483,058	$320,657,972
980,105,613	896,543,366	121,352,985	—	—	—	—
—	—	—	—	—	1,359,227	2,925,811
1,004,169,368	911,491,796	122,490,675	294,042,970	582,181,143	492,842,285	323,583,783
—	—	—	—	—	—	13

1,845,384	403,166	16,253	4,853,054 (f)	177,312	412,982	—
3,837	84,841	51,076	21,744	10,804	57,898	1,708,085
29,740	20,700	2,060	—	—	116,431	599,607
—	—	—	—	—	—	215,249
1,006,048,329	912,000,503	122,560,064	298,917,768	582,369,259	493,429,596	326,106,737

29,740	20,700	2,060	— (g)	—	316,097	—
1,835,921	476,041	65,700	4,871,112	180,447	1,610,957	303,365
—	—	—	—	—	—	1,368,428
186,237	147,267	13,159	17,385	79,955	46,110	56,870

—	—	—	67,043	130,673	827	827
90,353	81,932	11,064	40,226	104,538	328,184	218,242
530,600	373,583	42,266	185,210	381,095	117,156	43,972
—	—	—	—	—	20,522	—
55,172	49,374	39,428	27,471	34,936	62,278	68,854
2,728,023	1,148,897	173,677	5,208,447	911,644	2,502,131	2,060,558
$1,003,320,306	$910,851,606	$122,386,387	$293,709,321	$581,457,615	$490,927,465	$324,046,179

$1,063,183,726	$898,371,977	$121,749,899	$190,429,566	$516,090,914	$189,284,791	$212,229,174
(59,863,420)	12,479,629	636,488	103,279,755	65,366,701	301,642,674	111,817,005
$ 1,003,320,306	$ 910,851,606	$ 122,386,387	$ 293,709,321	$ 581,457,615	$ 490,927,465	$ 324,046,179

$25,008,192	$16,237,192	$1,209,453	$211,816,184	$532,901,050	$276,393,047	$254,044,803
$1,004,115,460	$903,027,964	$119,749,134	$—	$—	$—	$—
$—	$—	$—	$—	$—	$1,359,227	$2,925,811
$—	$—	$—	$—	$—	$—	$3,270,961

The accompanying notes are an integral part of the financial statements.
80

MML Series Investment Fund (Continued)

Statements of Assets and Liabilities
December 31, 2024

	MML Conservative Allocation Fund	MML Balanced Allocation Fund
Initial Class shares:
Net assets	$57,989,022	$71,830,251
Shares outstanding (a)	6,970,746	8,299,990
Net asset value, offering price and redemption price per share	$8.32	$8.65
Service Class shares:
Net assets	$ 182,134,500	$ 219,356,632
Shares outstanding (a)	22,193,906	25,648,818
Net asset value, offering price and redemption price per share	$8.21	$8.55
Service Class I shares:
Net assets
Shares outstanding (a)
Net asset value, offering price and redemption price per share

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.
81

MML Moderate Allocation Fund	MML Growth Allocation Fund	MML Aggressive Allocation Fund	MML American Funds Growth Fund	MML American Funds Core Allocation Fund	MML Blue Chip Growth Fund	MML Equity Income Fund

$200,430,278	$340,084,549	$58,692,784			$306,266,026	$ 256,857,542
22,165,502	43,237,427	6,435,810			15,196,196	25,438,211
$9.04	$7.87	$9.12			$20.15	$10.10

$ 802,890,028	$ 570,767,057	$ 63,693,603			$ 184,661,439	$67,188,637
90,182,113	73,490,008	7,166,576			10,063,406	6,795,428
$8.90	$7.77	$8.89			$18.35	$9.89

			$ 293,709,321	$ 581,457,615
			17,352,761	53,494,101
			$16.93	$10.87

The accompanying notes are an integral part of the financial statements.
82

MML Series Investment Fund (Continued)

Statements of Assets and Liabilities
December 31, 2024

	MML Equity Index Fund	MML Focused Equity Fund
Assets:
Investments, at value (Note 2) (a)	$639,537,133	$253,753,685
Repurchase agreements, at value (Note 2) (b)	3,818,112	3,108,844
Total investments (c)	643,355,245	256,862,529
Cash	23	2
Foreign currency, at value (d)	—	—
Receivables from:
Investments sold
Regular delivery	24,756	2,455,565
Fund shares sold	4,049	37,825
Interest and dividends	393,789	193,126
Foreign tax reclaims	—	—
Total assets	643,777,862	259,549,047
Liabilities:
Payables for:
Investments purchased
Regular delivery	—	507,446
Fund shares redeemed	603,998	245,998
Cash collateral held for securities on loan (Note 2)	—	—
Trustees’ fees and expenses (Note 3)	79,021	16,386
Variation margin on open derivative instruments (Note 2)	16,069	—
Affiliates (Note 3):
Administration fees	59,883	35,809
Investment advisory fees	54,826	161,785
Service fees	19,182	13,981
Accrued expense and other liabilities	89,174	50,795
Total liabilities	922,153	1,032,200
Net assets	$ 642,855,709	$ 258,516,847
Net assets consist of:
Paid-in capital	$174,087,750	$185,237,567
Accumulated earnings (loss)	468,767,959	73,279,280
Net assets	$642,855,709	$258,516,847
(a) Cost of investments:	$279,904,639	$211,003,634
(b) Cost of repurchase agreements:	$3,818,112	$3,108,844
(c) Securities on loan with market value of	$129,206	$—
(d) Cost of foreign currency	$—	$—

The accompanying notes are an integral part of the financial statements.
83

MML Foreign Fund	MML Fundamental Equity Fund	MML Fundamental Value Fund	MML Global Fund	MML Income & Growth Fund	MML International Equity Fund	MML Large Cap Growth Fund

$154,879,824	$137,053,774	$160,738,846	$119,909,844	$133,756,319	$220,516,711	$214,201,273
2,453,456	1,109,268	1,722,855	669,255	2,471,747	2,004,459	1,534,556
157,333,280	138,163,042	162,461,701	120,579,099	136,228,066	222,521,170	215,735,829
1	5	14,027	7,742	18	15,352	—
1	432	59,440	92	—	5,535	—

—	568,442	—	—	10,803	204,968	93,367
4,558,123	20,491	7,567	306,151	49,557	53,845	34,100
54,196	72,733	160,567	68,779	178,130	16,843	65,084
1,045,371	6,303	34,346	425,638	1,734	1,390,758	191,172
162,990,972	138,831,448	162,737,648	121,387,501	136,468,308	224,208,471	216,119,552

—	149,992	57,931	—	184,488	43,066	173,519
73,227	118,400	169,039	83,293	164,736	215,392	437,147
—	—	1,102,910	—	612,092	—	—
38,898	16,505	21,089	23,311	26,638	15,240	18,533
—	—	—	—	—	—	—

827	19,584	22,864	17,145	827	30,948	827
121,946	75,027	88,148	65,274	79,673	160,648	126,337
5,577	16,864	16,410	13,337	19,030	6,423	24,487
96,476	66,856	62,751	86,034	64,774	183,124	52,064
336,951	463,228	1,541,142	288,394	1,152,258	654,841	832,914
$ 162,654,021	$ 138,368,220	$ 161,196,506	$ 121,099,107	$ 135,316,050	$ 223,553,630	$ 215,286,638

$144,003,239	$87,641,958	$103,219,144	$90,519,735	$86,314,678	$219,780,603	$98,702,842
18,650,782	50,726,262	57,977,362	30,579,372	49,001,372	3,773,027	116,583,796
$162,654,021	$138,368,220	$161,196,506	$121,099,107	$135,316,050	$223,553,630	$215,286,638
$145,876,383	$100,448,941	$132,224,195	$98,571,931	$111,211,303	$216,960,194	$133,513,844
$2,453,456	$1,109,268	$1,722,855	$669,255	$2,471,747	$2,004,459	$1,534,556
$1,336,476	$—	$1,081,201	$1,153,628	$1,003,924	$1,771,515	$1,946,395
$1	$452	$57,809	$92	$—	$5,570	$—

The accompanying notes are an integral part of the financial statements.
84

MML Series Investment Fund (Continued)

Statements of Assets and Liabilities
December 31, 2024

	MML Equity Index Fund	MML Focused Equity Fund
Initial Class shares:
Net assets
Shares outstanding (a)
Net asset value, offering price and redemption price per share
Class I shares:
Net assets	$57,424,416
Shares outstanding (a)	1,597,552
Net asset value, offering price and redemption price per share	$35.95
Class II shares:
Net assets	$ 265,151,847	$ 237,220,105
Shares outstanding (a)	7,389,502	31,760,101
Net asset value, offering price and redemption price per share	$35.88	$7.47
Class III shares:
Net assets	$291,824,272
Shares outstanding (a)	8,154,453
Net asset value, offering price and redemption price per share	$35.79
Service Class shares:
Net assets
Shares outstanding (a)
Net asset value, offering price and redemption price per share
Service Class I shares:
Net assets	$28,455,174	$21,296,742
Shares outstanding (a)	840,572	3,010,535
Net asset value, offering price and redemption price per share	$33.85	$7.07

(a) Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.
85

MML Foreign Fund	MML Fundamental Equity Fund	MML Fundamental Value Fund	MML Global Fund	MML Income & Growth Fund	MML International Equity Fund	MML Large Cap Growth Fund

$ 153,983,334				$ 106,080,502		$ 175,412,079
16,093,259				10,789,757		10,196,115
$9.57				$9.83		$17.20

			$86,182,288
			20,462,010
			$4.21

	$ 112,239,262	$ 136,320,506	$ 14,337,086		$ 213,641,103
	9,768,197	10,723,146	3,121,815		20,944,152
	$11.49	$12.71	$4.59		$10.20

$8,670,687				$29,235,548		$39,874,559
912,451				3,053,790		2,489,282
$9.50				$9.57		$16.02

	$26,128,958	$24,876,000	$20,579,733		$9,912,527
	2,414,290	2,032,551	5,209,761		983,775
	$10.82	$12.24	$3.95		$10.08

The accompanying notes are an integral part of the financial statements.
86

MML Series Investment Fund (Continued)

Statements of Assets and Liabilities
December 31, 2024

	MML Managed Volatility Fund	MML Mid Cap Growth Fund
Assets:
Investments, at value (Note 2) (a)	$99,463,020	$318,447,587
Repurchase agreements, at value (Note 2) (b)	850,313	6,936,593
Total investments (c)	100,313,333	325,384,180
Cash	—	—
Foreign currency, at value (d)	27,613	—
Receivables from:
Investments sold
Regular delivery	24,996	—
Delayed delivery	—	—
Cash collateral pledged for open derivatives (Note 2)	—	—
Cash collateral pledged for when-issued securities (Note 2)	—	—
Open forward contracts (Note 2)	—	—
Fund shares sold	143	93,731
Interest and dividends	60,605	55,123
Foreign tax reclaims	—	3,473
Premiums for options written	194,611	—
Total assets	100,621,301	325,536,507
Liabilities:
Payables for:
Investments purchased
Regular delivery	—	—
Delayed delivery	—	—
Closed written options	231	—
Written options outstanding, at value (Note 2) (e)	432,476	—
Open forward contracts (Note 2)	—	—
Foreign currency overdrafts	—	—
Fund shares redeemed	1,237,374	232,003
Premium on purchased options	176,916	—
Cash collateral held for securities on loan (Note 2)	—	200,284
Trustees’ fees and expenses (Note 3)	28,246	48,320
Variation margin on open derivative instruments (Note 2)	—	—
Affiliates (Note 3):
Administration fees	2,813	827
Investment advisory fees	67,070	228,338
Service fees	11,008	53,017
Accrued expense and other liabilities	319,619	94,783
Total liabilities	2,275,753	857,572
Net assets	$98,345,548	$324,678,935
Net assets consist of:
Paid-in capital	$46,299,768	$214,671,064
Accumulated earnings (loss)	52,045,780	110,007,871
Net assets	$ 98,345,548	$ 324,678,935

(a) Cost of investments:	$53,448,020	$254,757,518
(b) Cost of repurchase agreements:	$850,313	$6,936,593
(c) Securities on loan with market value of:	$363	$10,918,002
(d) Cost of foreign currency:	$30,165	$—
(e) Premiums received on written options:	$1,016,015	$—

The accompanying notes are an integral part of the financial statements.
87

MML Mid Cap Value Fund	MML Small Cap Growth Equity Fund	MML Small Company Value Fund	MML Small/Mid Cap Value Fund	MML Sustainable Equity Fund	MML Total Return Bond Fund

$244,164,058	$147,883,260	$65,446,067	$128,274,021	$144,791,775	$342,299,565
5,101,367	1,082,801	234,616	797,292	304,523	4,232,727
249,265,425	148,966,061	65,680,683	129,071,313	145,096,298	346,532,292
1	31	13	—	—	22,244
79	11	36	—	—	—

1,078,940	126,223	57,193	33,175	—	221,446
—	—	—	—	—	917,919
—	—	—	—	—	1,104,293
—	—	—	—	—	293,000
232,346	—	4,751	—	18,666	327,399
1,484,545	361,574	28,735	27,507	15,748	299,881
423,432	127,459	95,025	176,707	79,545	1,496,994
21,398	—	—	—	2,362	1,677
—	—	—	—	—	—
252,506,166	149,581,359	65,866,436	129,308,702	145,212,619	351,217,145

658,635	202,255	83,114	33,075	—	753,254
—	—	—	—	—	42,576,658
—	—	—	—	—	—
—	—	—	—	—	—
1,782	—	121	—	671	14,074
—	—	—	—	—	19
238,675	28,334	95,583	245,868	630,479	383,142
—	—	—	—	—	—
—	501,115	573,143	—	—	956,293
50,890	30,253	10,587	24,829	19,786	36,758
—	—	—	—	—	20,279

827	827	9,766	827	827	43,635
189,153	141,635	41,152	88,626	65,273	108,860
28,533	16,576	14,766	14,906	32,932	25,792
77,354	60,979	64,348	70,169	51,182	184,664
1,245,849	981,974	892,580	478,300	801,150	45,103,428
$ 251,260,317	$ 148,599,385	$ 64,973,856	$ 128,830,402	$ 144,411,469	$ 306,113,717

$230,050,667	$124,953,613	$62,678,032	$107,181,814	$81,997,107	$361,667,732
21,209,650	23,645,772	2,295,824	21,648,588	62,414,362	(55,554,015)
$251,260,317	$148,599,385	$64,973,856	$128,830,402	$144,411,469	$306,113,717

$244,299,058	$121,748,497	$62,673,623	$120,541,141	$97,419,764	$356,014,939
$5,101,367	$1,082,801	$234,616	$797,292	$304,523	$4,232,727
$—	$15,507,599	$8,767,685	$—	$—	$936,787
$79	$11	$36	$—	$—	$—
$—	$—	$—	$—	$—	$—

The accompanying notes are an integral part of the financial statements.
88

MML Series Investment Fund (Continued)

Statements of Assets and Liabilities
December 31, 2024

	MML Managed Volatility Fund	MML Mid Cap Growth Fund
Initial Class shares:
Net assets	$81,660,646	$243,732,779
Shares outstanding (a)	6,042,286	21,509,350
Net asset value, offering price and redemption price per share	$13.51	$11.33
Class II shares:
Net assets
Shares outstanding (a)
Net asset value, offering price and redemption price per share
Service Class shares:
Net assets	$ 16,684,902	$ 80,946,156
Shares outstanding (a)	1,245,546	8,066,588
Net asset value, offering price and redemption price per share	$13.40	$10.03
Service Class I shares:
Net assets
Shares outstanding (a)
Net asset value, offering price and redemption price per share

(a) Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.
89

MML Mid Cap Value Fund	MML Small Cap Growth Equity Fund	MML Small Company Value Fund	MML Small/Mid Cap Value Fund	MML Sustainable Equity Fund	MML Total Return Bond Fund

$ 207,330,671	$ 123,205,471		$ 106,271,296	$93,268,082
25,522,339	11,356,318		11,557,454	5,602,216
$8.12	$10.85		$9.20	$16.65

		$ 42,681,872			$ 264,460,369
		4,731,566			30,279,007
		$9.02			$8.73

$43,929,646	$25,393,914		$22,559,106	$ 51,143,387
5,609,411	2,740,062		2,510,967	3,131,181
$7.83	$9.27		$8.98	$16.33

		$22,291,984			$41,653,348
		2,712,030			4,838,670
		$8.22			$8.61

The accompanying notes are an integral part of the financial statements.
90

MML Series Investment Fund (Continued)

Statements of Operations
For the Year Ended December 31, 2024

	MML Conservative Allocation Fund	MML Balanced Allocation Fund
Investment income (Note 2):
Dividends - unaffiliated issuers (a)	$267,819	$271,936
Dividends - affiliated issuers (Note 7)	7,466,650	8,090,120
Interest	—	—
Securities lending net income	—	—
Total investment income	7,734,469	8,362,056
Expenses (Note 3):
Investment advisory fees	260,795	313,712
Custody and overdraft fees	16,446	16,417
Audit and tax fees	31,772	31,886
Legal fees	10,190	12,300
Proxy fees	1,473	1,473
Accounting & Administration fees	—	—
Shareholder reporting fees	19,683	8,458
Trustees’ fees	16,946	20,395
	357,305	404,641
Administration fees:
Service Class I	—	—
Distribution and Service fees:
Service Class	498,047	596,208
Service Class I	—	—
Total expenses	855,352	1,000,849
Expenses waived (Note 3):
Investment advisory fees waived	—	—
Net expenses:	855,352	1,000,849
Net investment income (loss)	6,879,117	7,361,207
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions - unaffiliated issuers	(162,281)	(127,972)
Investment transactions - affiliated issuers (Note 7)	(8,055,368)	(789,235)
Foreign currency transactions	—	—
Realized gain distributions - unaffiliated issuers	—	—
Realized gain distributions - affiliated issuers (Note 7)	5,307,744	7,842,186
Net realized gain (loss)	(2,909,905)	6,924,979
Net change in unrealized appreciation (depreciation) on:
Investment transactions - unaffiliated issuers	(124,977)	(193,859)
Investment transactions - affiliated issuers (Note 7)	12,614,658	9,030,133
Translation of assets and liabilities in foreign currencies	—	—
Net change in unrealized appreciation (depreciation)	12,489,681	8,836,274
Net realized gain (loss) and change in unrealized appreciation (depreciation)	9,579,776	15,761,253
Net increase (decrease) in net assets resulting from operations	$ 16,458,893	$ 23,122,460

(a) Net of foreign withholding tax of:	$—	$—
(b)
Amounts shown for Dividends and Realized gain distributions are from the Master Fund. Amounts shown for Net realized gain (loss) and Net change in unrealized appreciation (depreciation) on Investment transactions are for investments in the Master Fund.

The accompanying notes are an integral part of the financial statements.
91

MML Moderate Allocation Fund	MML Growth Allocation Fund	MML Aggressive Allocation Fund	MML American Funds Growth Fund (b)	MML American Funds Core Allocation Fund	MML Blue Chip Growth Fund	MML Equity Income Fund

$790,427	$470,127	$36,122	$1,550,530	$14,953,765	$2,514,253	$8,533,560
24,653,701	17,305,155	1,720,593	—	—	—	—
—	—	—	—	—	133,613	35,107
—	—	—	—	—	660	20,585
25,444,128	17,775,282	1,756,715	1,550,530	14,953,765	2,648,526	8,589,252

1,100,395	948,708	128,873	403,119	1,263,972	3,606,169	2,587,065
16,520	16,650	16,533	3,291	5,185	39,717	35,292
33,941	33,195	31,383	31,584	32,678	37,977	60,460
43,091	37,279	5,063	10,447	24,808	21,158	16,062
1,473	1,473	1,473	1,473	1,473	1,473	1,473
—	—	—	—	—	2,496	2,496
49,682	43,012	14,486	20,661	32,447	4,884	14,242
71,547	61,692	8,393	17,354	41,065	31,688	22,452
1,316,649	1,142,009	206,204	487,929	1,401,628	3,745,562	2,739,542

—	—	—	671,865	1,579,965	—	—

2,230,036	1,497,154	171,787	—	—	439,189	176,296
—	—	—	671,865	1,579,965	—	—
3,546,685	2,639,163	377,991	1,831,659	4,561,558	4,184,751	2,915,838

—	—	—	—	—	—	(34,583)
3,546,685	2,639,163	377,991	1,831,659	4,561,558	4,184,751	2,881,255
21,897,443	15,136,119	1,378,724	(281,129)	10,392,207	(1,536,225)	5,707,997

(399,111)	(136,875)	(86,540)	15,290,912	19,204,449	89,551,485	40,814,773
(19,351,746)	(2,520,058)	(1,690,126)	—	—	—	—
—	—	—	—	—	—	(6,717)
—	—	—	5,997,773	9,165,154	—	—
33,084,837	36,623,595	5,892,099	—	—	—	—
13,333,980	33,966,662	4,115,433	21,288,685	28,369,603	89,551,485	40,808,056

(542,530)	(550,621)	19,007	51,295,446	33,010,275	59,362,495	(7,816,864)
59,289,854	47,909,988	9,950,134	—	—	—	—
—	—	—	—	—	—	418
58,747,324	47,359,367	9,969,141	51,295,446	33,010,275	59,362,495	(7,816,446)
72,081,304	81,326,029	14,084,574	72,584,131	61,379,878	148,913,980	32,991,610
$ 93,978,747	$ 96,462,148	$ 15,463,298	$ 72,303,002	$ 71,772,085	$ 147,377,755	$ 38,699,607

$—	$—	$—	$—	$—	$12,437	$186,525

The accompanying notes are an integral part of the financial statements.
92

MML Series Investment Fund (Continued)

Statements of Operations
For the Year Ended December 31, 2024

	MML Equity Index Fund	MML Focused Equity Fund
Investment income (Note 2):
Dividends (a)	$ 9,420,414	$ 4,488,627
Interest	58,072	100,964
Securities lending net income	2,777	—
Total investment income	9,481,263	4,589,591
Expenses (Note 3):
Investment advisory fees	649,108	1,942,400
Custody and overdraft fees	67,234	24,433
Audit and tax fees	38,580	36,966
Legal fees	32,075	11,117
Proxy fees	1,473	1,473
Accounting & Administration fees	2,496	2,496
Shareholder reporting fees	13,875	9,272
Trustees’ fees	44,944	18,330
	849,785	2,046,487
Administration fees:
Class I	175,079	—
Class II	375,173	389,036
Service Class I	95,466	34,064
Distribution and Service fees:
Service Class	—	—
Service Class I	79,555	56,773
Total expenses	1,575,058	2,526,360
Expenses waived (Note 3):
Investment advisory fees waived	—	—
Net expenses:	1,575,058	2,526,360
Net investment income (loss)	7,906,205	2,063,231
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	103,994,141	29,041,905
Futures contracts	823,968	—
Foreign currency transactions	—	—
Net realized gain (loss)	104,818,109	29,041,905
Net change in unrealized appreciation (depreciation) on:
Investment transactions *	38,436,629	(3,019,524)
Futures contracts	(242,283)	—
Translation of assets and liabilities in foreign currencies	—	—
Net change in unrealized appreciation (depreciation)	38,194,346	(3,019,524)
Net realized gain (loss) and change in unrealized appreciation (depreciation)	143,012,455	26,022,381
Net increase (decrease) in net assets resulting from operations	$150,918,660	$28,085,612

(a) Net of foreign withholding tax of:	$2,350	$—
* Net of increase (decrease) in accrued foreign capital gains tax of:	$—	$—

The accompanying notes are an integral part of the financial statements.
93

MML Foreign Fund	MML Fundamental Equity Fund	MML Fundamental Value Fund	MML Global Fund	MML Income & Growth Fund	MML International Equity Fund	MML Large Cap Growth Fund

$ 5,346,936	$ 1,913,896	$ 2,873,957	$ 2,128,022	$ 3,398,054	$ 5,729,529	$ 1,034,140
44,709	12,509	40,743	10,336	32,187	50,076	67,130
23,873	1,152	3,004	7,538	31,461	22,996	3,979
5,415,518	1,927,557	2,917,704	2,145,896	3,461,702	5,802,601	1,105,249

1,491,707	872,966	1,021,807	770,095	968,263	1,902,304	1,367,475
75,895	33,149	37,535	66,313	47,739	163,269	27,791
67,991	36,670	36,662	60,618	37,475	72,773	36,685
6,838	5,590	6,660	4,994	6,912	9,546	8,323
1,473	1,473	1,473	1,473	1,473	1,476	1,473
2,496	2,496	2,496	2,496	2,496	2,496	2,496
9,648	813	14,773	11,627	12,886	5,352	15,162
11,303	9,465	11,066	8,327	9,670	15,486	13,622
1,667,351	962,622	1,132,472	925,943	1,086,914	2,172,702	1,473,027

—	—	—	137,463	—	—	—
—	180,274	218,045	22,988	—	341,375	—
—	37,967	37,407	32,073	—	15,307	—

22,940	—	—	—	73,462	—	87,134
—	63,278	62,345	53,455	—	25,511	—
1,690,291	1,244,141	1,450,269	1,171,922	1,160,376	2,554,895	1,560,161

(5,828)	—	(11,178)	—	—	(237,788)	—
1,684,463	1,244,141	1,439,091	1,171,922	1,160,376	2,317,107	1,560,161
3,731,055	683,416	1,478,613	973,974	2,301,326	3,485,494	(454,912)

7,655,995	13,956,858	28,605,823	9,705,352	25,713,112	7,914,136	37,619,869
—	—	—	—	—	—	—
1,655	(8,018)	382	1,735	485	(19,914)	—
7,657,650	13,948,840	28,606,205	9,707,087	25,713,597	7,894,222	37,619,869

(4,810,363)	16,437,724	(5,341,866)	(3,503,695)	(6,743,566)	(8,574,633)	25,781,201
—	—	—	—	—	—	—
(80,430)	7,309	(5,476)	(40,389)	(1,741)	(89,569)	—
(4,890,793)	16,445,033	(5,347,342)	(3,544,084)	(6,745,307)	(8,664,202)	25,781,201
2,766,857	30,393,873	23,258,863	6,163,003	18,968,290	(769,980)	63,401,070
$6,497,912	$31,077,289	$24,737,476	$7,136,977	$21,269,616	$2,715,514	$62,946,158

$515,891	$5,628	$48,751	$152,093	$55,221	$698,594	$33,673
$—	$—	$—	$—	$—	$11,234	$—

The accompanying notes are an integral part of the financial statements.
94

MML Series Investment Fund (Continued)

Statements of Operations
For the Year Ended December 31, 2024

	MML Managed Volatility Fund	MML Mid Cap Growth Fund
Investment income (Note 2):
Dividends (a)	$ 1,382,963	$ 1,687,625
Interest	29,111	183,193
Securities lending net income	33	21,418
Total investment income	1,412,107	1,892,236
Expenses (Note 3):
Investment advisory fees	761,520	2,577,659
Custody and overdraft fees	316,738	69,783
Audit and tax fees	36,530	37,765
Legal fees	36,208	14,978
Proxy fees	1,473	1,473
Accounting & Administration fees	8,487	2,496
Shareholder reporting fees	33,596	37,439
Trustees’ fees	6,592	21,626
	1,201,144	2,763,219
Administration fees:
Class II	—	—
Service Class I	—	—
Distribution and Service fees:
Service Class	43,726	212,723
Service Class I	—	—
Total expenses	1,244,870	2,975,942
Expenses waived (Note 3):
Class II fees reimbursed by adviser	—	—
Service Class I fees reimbursed by adviser	—	—
Investment advisory fees waived	—	—
Net expenses:	1,244,870	2,975,942
Net investment income (loss)	167,237	(1,083,706)
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	13,065,843	51,075,872
Futures contracts	—	—
Written options	(6,518,280)	—
Swap agreements	—	—
Foreign currency transactions	—	(5)
Forward contracts	—	—
Net realized gain (loss)	6,547,563	51,075,867
Net change in unrealized appreciation (depreciation) on:
Investment transactions	5,969,896	(14,716,572)
Futures contracts	—	—
Written options	1,339,662	—
Swap agreements	—	—
Translation of assets and liabilities in foreign currencies	(2,343)	—
Forward contracts	—	—
Net change in unrealized appreciation (depreciation)	7,307,215	(14,716,572)
Net realized gain (loss) and change in unrealized appreciation (depreciation)	13,854,778	36,359,295
Net increase (decrease) in net assets resulting from operations	$14,022,015	$35,275,589

(a) Net of foreign withholding tax of:	$339	$4,237

The accompanying notes are an integral part of the financial statements.
95

MML Mid Cap Value Fund	MML Small Cap Growth Equity Fund	MML Small Company Value Fund	MML Small/Mid Cap Value Fund	MML Sustainable Equity Fund	MML Total Return Bond Fund

$ 7,146,901	$ 1,501,021	$ 1,502,903	$ 2,211,370	$ 1,970,708	$ 64,615
67,779	27,460	4,581	14,551	4,224	14,381,184
17,387	24,268	33,108	643	—	183,827
7,232,067	1,552,749	1,540,592	2,226,564	1,974,932	14,629,626

2,212,245	1,567,021	553,601	998,794	736,486	1,281,698
48,318	36,589	41,264	43,235	27,022	155,562
37,657	37,358	37,205	36,595	36,596	39,855
12,261	5,845	2,673	5,163	5,786	14,115
1,473	1,473	1,473	1,473	1,473	1,473
2,496	2,496	2,496	2,496	2,496	8,487
5,843	11,177	15,173	10,907	13,820	22,422
17,060	9,740	4,480	8,624	9,578	20,808
2,337,353	1,671,699	658,365	1,107,287	833,257	1,544,420

—	—	68,643	—	—	421,538
—	—	35,157	—	—	59,099

113,089	63,281	—	59,448	130,010	—
—	—	58,595	—	—	98,497
2,450,442	1,734,980	820,760	1,166,735	963,267	2,123,554

—	—	(34,981)	—	—	—
—	—	(18,089)	—	—	—
—	(45,203)	(35,553)	—	—	—
2,450,442	1,689,777	732,137	1,166,735	963,267	2,123,554
4,781,625	(137,028)	808,455	1,059,829	1,011,665	12,506,072

16,821,944	10,819,512	3,877,456	13,195,107	14,145,502	(768,497)
—	—	—	—	—	(891,928)
—	—	—	—	—	—
—	—	—	—	—	47,328
37	—	(94)	(53)	203	2,823
934,492	—	26,892	—	80,074	(72,304)
17,756,473	10,819,512	3,904,254	13,195,054	14,225,779	(1,682,578)

(934,373)	4,021,891	51,939	(1,235,808)	11,318,299	(8,844,859)
—	—	—	—	—	(990,310)
—	—	—	—	—	—
—	—	—	—	—	243,011
(2,508)	—	4	—	(135)	(4,607)
422,249	—	8,511	—	21,301	450,696
(514,632)	4,021,891	60,454	(1,235,808)	11,339,465	(9,146,069)
17,241,841	14,841,403	3,964,708	11,959,246	25,565,244	(10,828,647)
$22,023,466	$14,704,375	$4,773,163	$13,019,075	$26,576,909	$1,677,425

$111,891	$2,107	$7,689	$6,073	$3,195	$—

The accompanying notes are an integral part of the financial statements.
96

MML Series Investment Fund (Continued)

Statements of Changes in Net Assets

	MML Conservative Allocation Fund
	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease)in Net Assets:
Operations:
Net investment income (loss)	$ 6,879,117	$ 6,058,506
Net realized gain (loss)	(2,909,905)	(9,416,310)
Net change in unrealized appreciation (depreciation)	12,489,681	34,071,087
Net increase (decrease) in net assets resulting from operations	16,458,893	30,713,283
Distributions to shareholders (Note 2):
Initial Class	(1,584,538)	(6,860,306)
Service Class	(4,619,386)	(23,207,751)
Total distributions	(6,203,924)	(30,068,057)
Net fund share transactions (Note 5):
Initial Class	(9,927,432)	(2,050,969)
Service Class	(38,193,187)	(20,751,481)
Increase (decrease) in net assets from fund share transactions	(48,120,619)	(22,802,450)
Total increase (decrease) in net assets	(37,865,650)	(22,157,224)
Net assets
Beginning of year	277,989,172	300,146,396
End of year	$240,123,522	$277,989,172

The accompanying notes are an integral part of the financial statements.
97

MML Balanced Allocation Fund		MML Moderate Allocation Fund		MML Growth Allocation Fund
Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023

$ 7,361,207	$ 6,426,046	$ 21,897,443	$ 19,824,746	$ 15,136,119	$ 12,660,966
6,924,979	(7,260,835)	13,333,980	(23,802,282)	33,966,662	(3,323,703)
8,836,274	39,499,861	58,747,324	157,537,806	47,359,367	127,968,557
23,122,460	38,665,072	93,978,747	153,560,270	96,462,148	137,305,820

(1,752,341)	(8,787,372)	(4,409,963)	(27,899,030)	(5,718,438)	(53,232,273)
(4,897,445)	(28,608,437)	(16,257,753)	(127,908,053)	(8,395,177)	(91,395,416)
(6,649,786)	(37,395,809)	(20,667,716)	(155,807,083)	(14,113,615)	(144,627,689)

(9,151,974)	(4,342,802)	(24,271,838)	(858,880)	(35,616,447)	10,226,662
(45,578,911)	(15,945,107)	(212,730,715)	(86,699,278)	(85,682,626)	25,824,482
(54,730,885)	(20,287,909)	(237,002,553)	(87,558,158)	(121,299,073)	36,051,144
(38,258,211)	(19,018,646)	(163,691,522)	(89,804,971)	(38,950,540)	28,729,275

329,445,094	348,463,740	1,167,011,828	1,256,816,799	949,802,146	921,072,871
$291,186,883	$329,445,094	$1,003,320,306	$1,167,011,828	$910,851,606	$949,802,146

The accompanying notes are an integral part of the financial statements.
98

MML Series Investment Fund (Continued)

Statements of Changes in Net Assets

	MML Aggressive Allocation Fund
	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease)in Net Assets:
Operations:
Net investment income (loss)	$ 1,378,724	$ 1,172,865
Net realized gain (loss)	4,115,433	2,561,278
Net change in unrealized appreciation (depreciation)	9,969,141	17,093,348
Net increase (decrease) in net assets resulting from operations	15,463,298	20,827,491
Distributions to shareholders (Note 2):
Initial Class	(1,775,525)	(8,377,332)
Service Class	(1,892,264)	(9,983,611)
Service Class I	—	—
Total distributions	(3,667,789)	(18,360,943)
Net fund share transactions (Note 5):
Initial Class	(5,400,440)	2,810,401
Service Class	(13,152,166)	618,372
Service Class I	—	—
Increase (decrease) in net assets from fund share transactions	(18,552,606)	3,428,773
Total increase (decrease) in net assets	(6,757,097)	5,895,321
Net assets
Beginning of year	129,143,484	123,248,163
End of year	$122,386,387	$129,143,484

The accompanying notes are an integral part of the financial statements.
99

MML American Funds Growth Fund		MML American Funds Core Allocation Fund		MML Blue Chip Growth Fund
Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023

$ (281,129)	$ (179,357)	$ 10,392,207	$ 11,109,299	$ (1,536,225)	$ (1,088,143)
21,288,685	20,251,584	28,369,603	4,676,680	89,551,485	40,792,695
51,295,446	51,280,332	33,010,275	75,661,222	59,362,495	125,953,224
72,303,002	71,352,559	71,772,085	91,447,201	147,377,755	165,657,776

—	—	—	—	(22,068,122)	—
—	—	—	—	(13,955,171)	—
(20,251,569)	(37,269,186)	(21,532,629)	(101,964,498)	—	—
(20,251,569)	(37,269,186)	(21,532,629)	(101,964,498)	(36,023,293)	—

—	—	—	—	(64,652,053)	(57,061,684)
—	—	—	—	(8,498,476)	(15,790,609)
(5,748,932)	18,040,334	(140,744,195)	(22,388,345)	—	—
(5,748,932)	18,040,334	(140,744,195)	(22,388,345)	(73,150,529)	(72,852,293)
46,302,501	52,123,707	(90,504,739)	(32,905,642)	38,203,933	92,805,483

247,406,820	195,283,113	671,962,354	704,867,996	452,723,532	359,918,049
$293,709,321	$247,406,820	$581,457,615	$671,962,354	$490,927,465	$452,723,532

The accompanying notes are an integral part of the financial statements.
100

MML Series Investment Fund (Continued)

Statements of Changes in Net Assets

	MML Equity Income Fund
	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease)in Net Assets:
Operations:
Net investment income (loss)	$ 5,707,997	$ 6,894,242
Net realized gain (loss)	40,808,056	22,649,524
Net change in unrealized appreciation (depreciation)	(7,816,446)	2,077,785
Net increase (decrease) in net assets resulting from operations	38,699,607	31,621,551
Distributions to shareholders (Note 2):
Initial Class	(23,787,262)	(28,640,413)
Class I	—	—
Class II	—	—
Class III	—	—
Service Class	(5,992,116)	(7,558,521)
Service Class I	—	—
Total distributions	(29,779,378)	(36,198,934)
Net fund share transactions (Note 5):
Initial Class	(28,465,686)	(23,967,328)
Class I	—	—
Class II	—	—
Class III	—	—
Service Class	(5,800,195)	(5,852,523)
Service Class I	—	—
Increase (decrease) in net assets from fund share transactions	(34,265,881)	(29,819,851)
Total increase (decrease) in net assets	(25,345,652)	(34,397,234)
Net assets
Beginning of year	349,391,831	383,789,065
End of year	$324,046,179	$349,391,831

The accompanying notes are an integral part of the financial statements.
101

MML Equity Index Fund		MML Focused Equity Fund		MML Foreign Fund
Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023

$ 7,906,205	$ 8,488,658	$ 2,063,231	$ 2,680,935	$ 3,731,055	$ 3,940,470
104,818,109	22,003,086	29,041,905	12,535,766	7,657,650	2,449,055
38,194,346	108,077,926	(3,019,524)	12,002,255	(4,890,793)	20,740,223
150,918,660	138,569,670	28,085,612	27,218,956	6,497,912	27,129,748

—	—	—	—	(4,989,052)	(2,344,684)
(2,346,847)	(5,509,911)	—	—	—	—
(10,423,066)	(22,556,267)	(13,979,743)	(26,610,858)	—	—
(16,642,273)	(33,124,662)	—	—	—	—
—	—	—	—	(259,227)	(113,003)
(1,218,781)	(3,687,187)	(1,237,630)	(2,334,663)	—	—
(30,630,967)	(64,878,027)	(15,217,373)	(28,945,521)	(5,248,279)	(2,457,687)

—	—	—	—	(17,571,500)	(29,062,182)
(8,320,878)	1,028,382	—	—	—	—
(7,662,574)	11,528,811	(41,462,698)	(20,092,870)	—	—
(104,178,073)	23,292,445	—	—	—	—
—	—	—	—	(634,645)	(806,971)
(10,573,823)	(5,497,940)	(2,586,800)	672,555	—	—
(130,735,348)	30,351,698	(44,049,498)	(19,420,315)	(18,206,145)	(29,869,153)
(10,447,655)	104,043,341	(31,181,259)	(21,146,880)	(16,956,512)	(5,197,092)

653,303,364	549,260,023	289,698,106	310,844,986	179,610,533	184,807,625
$642,855,709	$653,303,364	$258,516,847	$289,698,106	$162,654,021	$179,610,533

The accompanying notes are an integral part of the financial statements.
102

MML Series Investment Fund (Continued)

Statements of Changes in Net Assets

	MML Fundamental Equity Fund
	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease)in Net Assets:
Operations:
Net investment income (loss)	$ 683,416	$ 1,042,820
Net realized gain (loss)	13,948,840	12,940,444
Net change in unrealized appreciation (depreciation)	16,445,033	17,979,009
Net increase (decrease) in net assets resulting from operations	31,077,289	31,962,273
Distributions to shareholders (Note 2):
Initial Class	—	—
Class I	—	—
Class II	(10,794,188)	(1,136,473)
Service Class	—	—
Service Class I	(2,369,835)	(162,393)
Total distributions	(13,164,023)	(1,298,866)
Net fund share transactions (Note 5):
Initial Class	—	—
Class I	—	—
Class II	(22,179,727)	(54,669,205)
Service Class	—	—
Service Class I	793,341	(1,365,492)
Increase (decrease) in net assets from fund share transactions	(21,386,386)	(56,034,697)
Total increase (decrease) in net assets	(3,473,120)	(25,371,290)
Net assets
Beginning of year	141,841,340	167,212,630
End of year	$138,368,220	$141,841,340

The accompanying notes are an integral part of the financial statements.
103

MML Fundamental Value Fund		MML Global Fund		MML Income & Growth Fund
Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023

$ 1,478,613	$ 1,677,533	$ 973,974	$ 1,270,932	$ 2,301,326	$ 3,140,577
28,606,205	13,706,964	9,707,087	6,625,385	25,713,597	19,329,818
(5,347,342)	5,385,778	(3,544,084)	10,438,585	(6,745,307)	(9,196,566)
24,737,476	20,770,275	7,136,977	18,334,902	21,269,616	13,273,829

—	—	—	—	(18,300,690)	(21,327,198)
—	—	(5,650,370)	(6,664,808)	—	—
(12,528,324)	(10,304,142)	(869,718)	(1,018,592)	—	—
—	—	—	—	(4,499,439)	(4,050,989)
(2,254,568)	(1,605,538)	(1,377,848)	(1,556,219)	—	—
(14,782,892)	(11,909,680)	(7,897,936)	(9,239,619)	(22,800,129)	(25,378,187)

—	—	—	—	(20,744,329)	(50,736,399)
—	—	(6,516,843)	(16,998,013)	—	—
(15,090,017)	(10,434,791)	(1,282,478)	(765,243)	—	—
—	—	—	—	1,519,997	1,580,462
1,024,581	(531,951)	(862,521)	727,964	—	—
(14,065,436)	(10,966,742)	(8,661,842)	(17,035,292)	(19,224,332)	(49,155,937)
(4,110,852)	(2,106,147)	(9,422,801)	(7,940,009)	(20,754,845)	(61,260,295)

165,307,358	167,413,505	130,521,908	138,461,917	156,070,895	217,331,190
$161,196,506	$165,307,358	$121,099,107	$130,521,908	$135,316,050	$156,070,895

The accompanying notes are an integral part of the financial statements.
104

MML Series Investment Fund (Continued)

Statements of Changes in Net Assets

	MML International Equity Fund
	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease)in Net Assets:
Operations:
Net investment income (loss)	$ 3,485,494	$ 3,634,195
Net realized gain (loss)	7,894,222	(1,293,895)
Net change in unrealized appreciation (depreciation)	(8,664,202)	37,511,615
Net increase (decrease) in net assets resulting from operations	2,715,514	39,851,915
Distributions to shareholders (Note 2):
Initial Class	—	—
Class II	(3,481,078)	(2,843,779)
Service Class	—	—
Service Class I	(143,734)	(103,488)
Total distributions	(3,624,812)	(2,947,267)
Net fund share transactions (Note 5):
Initial Class	—	—
Class II	(25,090,943)	(807,491)
Service Class	—	—
Service Class I	15,087	528,865
Increase (decrease) in net assets from fund share transactions	(25,075,856)	(278,626)
Total increase (decrease) in net assets	(25,985,154)	36,626,022
Net assets
Beginning of year	249,538,784	212,912,762
End of year	$223,553,630	$249,538,784

The accompanying notes are an integral part of the financial statements.
105

MML Large Cap Growth Fund		MML Managed Volatility Fund		MML Mid Cap Growth Fund
Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023

$ (454,912)	$ (424,593)	$ 167,237	$ 578,958	$ (1,083,706)	$ (704,378)
37,619,869	15,158,173	6,547,563	5,360,671	51,075,867	21,319,639
25,781,201	59,785,067	7,307,215	6,317,725	(14,716,572)	45,815,397
62,946,158	74,518,647	14,022,015	12,257,354	35,275,589	66,430,658

(12,952,977)	(11,259,533)	(3,142,943)	(15,573,644)	(13,408,823)	—
—	—	—	—	—	—
(2,929,260)	(1,707,712)	(613,168)	(3,375,437)	(5,152,696)	—
—	—	—	—	—	—
(15,882,237)	(12,967,245)	(3,756,111)	(18,949,081)	(18,561,519)	—

(44,518,699)	(6,229,629)	(7,740,938)	3,100,167	(20,541,121)	(27,381,373)
—	—	—	—	—	—
3,878,678	3,354,733	(2,455,241)	(720,841)	(10,565,872)	(10,292,065)
—	—	—	—	—	—
(40,640,021)	(2,874,896)	(10,196,179)	2,379,326	(31,106,993)	(37,673,438)
6,423,900	58,676,506	69,725	(4,312,401)	(14,392,923)	28,757,220

208,862,738	150,186,232	98,275,823	102,588,224	339,071,858	310,314,638
$215,286,638	$208,862,738	$98,345,548	$98,275,823	$324,678,935	$339,071,858

The accompanying notes are an integral part of the financial statements.
106

MML Series Investment Fund (Continued)

Statements of Changes in Net Assets

	MML Mid Cap Value Fund
	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease)in Net Assets:
Operations:
Net investment income (loss)	$ 4,781,625	$ 5,046,812
Net realized gain (loss)	17,756,473	10,502,085
Net change in unrealized appreciation (depreciation)	(514,632)	4,127
Net increase (decrease) in net assets resulting from operations	22,023,466	15,553,024
Distributions to shareholders (Note 2):
Initial Class	(11,955,281)	(40,822,235)
Class II	—	—
Service Class	(2,432,394)	(8,702,127)
Service Class I	—	—
Total distributions	(14,387,675)	(49,524,362)
Net fund share transactions (Note 5):
Initial Class	(22,402,587)	3,786,160
Class II	—	—
Service Class	(3,359,023)	1,962,076
Service Class I	—	—
Increase (decrease) in net assets from fund share transactions	(25,761,610)	5,748,236
Total increase (decrease) in net assets	(18,125,819)	(28,223,102)
Net assets
Beginning of year	269,386,136	297,609,238
End of year	$251,260,317	$269,386,136

The accompanying notes are an integral part of the financial statements.
107

MML Small Cap Growth Equity Fund		MML Small Company Value Fund		MML Small/Mid Cap Value Fund
Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023

$ (137,028)	$ 126,155	$ 808,455	$ 822,399	$ 1,059,829	$ 1,117,762
10,819,512	1,116,157	3,904,254	(4,523,065)	13,195,054	8,897,991
4,021,891	21,231,663	60,454	14,648,091	(1,235,808)	10,861,183
14,704,375	22,473,975	4,773,163	10,947,425	13,019,075	20,876,936

(58,539)	—	—	—	(7,909,972)	(14,647,673)
—	—	(560,114)	(613,071)	—	—
—	—	—	—	(1,664,515)	(3,225,249)
—	—	(258,844)	(270,571)	—	—
(58,539)	—	(818,958)	(883,642)	(9,574,487)	(17,872,922)

(15,188,308)	(9,321,236)	—	—	(9,039,275)	305,661
—	—	(9,966,960)	(7,740,833)	—	—
(2,027,231)	(1,248,379)	—	—	(2,643,981)	727,175
—	—	(4,341,869)	(2,666,400)	—	—
(17,215,539)	(10,569,615)	(14,308,829)	(10,407,233)	(11,683,256)	1,032,836
(2,569,703)	11,904,360	(10,354,624)	(343,450)	(8,238,668)	4,036,850

151,169,088	139,264,728	75,328,480	75,671,930	137,069,070	133,032,220
$148,599,385	$151,169,088	$64,973,856	$75,328,480	$128,830,402	$137,069,070

The accompanying notes are an integral part of the financial statements.
108

MML Series Investment Fund (Continued)

Statements of Changes in Net Assets

	MML Sustainable Equity Fund		MML Total Return Bond Fund
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease)in Net Assets:
Operations:
Net investment income (loss)	$ 1,011,665	$ 1,348,533	$ 12,506,072	$ 12,108,789
Net realized gain (loss)	14,225,779	6,950,443	(1,682,578)	(19,559,978)
Net change in unrealized appreciation (depreciation)	11,339,465	21,249,070	(9,146,069)	24,346,921
Net increase (decrease) in net assets resulting from operations	26,576,909	29,548,046	1,677,425	16,895,732
Distributions to shareholders (Note 2):
Initial Class	(5,474,934)	(27,711,185)	—	—
Class II	—	—	(10,741,672)	(7,000,097)
Service Class	(2,890,763)	(14,819,528)	—	—
Service Class I	—	—	(1,469,882)	(805,890)
Total distributions	(8,365,697)	(42,530,713)	(12,211,554)	(7,805,987)
Net fund share transactions (Note 5):
Initial Class	(10,342,148)	16,363,149	—	—
Class II	—	—	(20,521,897)	29,439,523
Service Class	(5,727,001)	8,350,839	—	—
Service Class I	—	—	4,625,988	(730,910)
Increase (decrease) in net assets from fund share transactions	(16,069,149)	24,713,988	(15,895,909)	28,708,613
Total increase (decrease) in net assets	2,142,063	11,731,321	(26,430,038)	37,798,358
Net assets
Beginning of year	142,269,406	130,538,085	332,543,755	294,745,397
End of year	$144,411,469	$142,269,406	$306,113,717	$332,543,755

The accompanying notes are an integral part of the financial statements.
109

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Conservative Allocation Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Initial Class
12/31/24	$8.01	$0.23	$0.30	$0.53	$(0.22)	$—	$(0.22)	$8.32	6.61%	$57,989	0.14%	2.83%
12/31/23	8.05	0.19	0.68	0.87	(0.28)	(0.63)	(0.91)	8.01	11.65%	65,534	0.13%	2.30%
12/31/22	10.77	0.18	(1.72)	(1.54)	(0.38)	(0.80)	(1.18)	8.05	(14.74%)	67,320	0.13%	1.94%
12/31/21	10.34	0.22	0.66	0.88	(0.13)	(0.32)	(0.45)	10.77	8.60%	86,161	0.12%	2.05%
12/31/20	9.95	0.09	0.86	0.95	(0.27)	(0.29)	(0.56)	10.34	9.93%	96,649	0.12%	0.95%
Service Class
12/31/24	$7.90	$0.21	$0.30	$0.51	$(0.20)	$—	$(0.20)	$8.21	6.41%	$182,135	0.39%	2.58%
12/31/23	7.95	0.16	0.68	0.84	(0.26)	(0.63)	(0.89)	7.90	11.32%	212,455	0.38%	2.06%
12/31/22	10.64	0.15	(1.69)	(1.54)	(0.35)	(0.80)	(1.15)	7.95	(14.91%)	232,827	0.38%	1.66%
12/31/21	10.22	0.19	0.65	0.84	(0.10)	(0.32)	(0.42)	10.64	8.33%	314,582	0.37%	1.75%
12/31/20	9.84	0.07	0.85	0.92	(0.25)	(0.29)	(0.54)	10.22	9.67%	338,181	0.37%	0.72%

	Year Ended December 31
	2024	2023	2022	2021	2020
Portfolio turnover rate[x]	14%	14%	21%	28%	43%

c	Per share amount calculated on the average shares method.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
x	Amount does not include the portfolio activity of any underlying fund.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
110

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Balanced Allocation Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Initial Class
12/31/24	$8.22	$0.22	$0.41	$0.63	$(0.20)	$—	$(0.20)	$8.65	7.70%	$71,830	0.13%	2.57%
12/31/23	8.26	0.17	0.79	0.96	(0.28)	(0.72)	(1.00)	8.22	12.47%	77,063	0.13%	2.10%
12/31/22	10.88	0.16	(1.72)	(1.56)	(0.36)	(0.70)	(1.06)	8.26	(14.73%)	80,987	0.13%	1.76%
12/31/21	10.32	0.20	0.82	1.02	(0.14)	(0.32)	(0.46)	10.88	9.98%	106,757	0.12%	1.88%
12/31/20	9.89	0.09	0.94	1.03	(0.26)	(0.34)	(0.60)	10.32	10.93%	109,924	0.12%	0.97%
Service Class
12/31/24	$8.13	$0.19	$0.41	$0.60	$(0.18)	$—	$(0.18)	$8.55	7.37%	$219,357	0.38%	2.28%
12/31/23	8.17	0.15	0.78	0.93	(0.25)	(0.72)	(0.97)	8.13	12.26%	252,382	0.38%	1.85%
12/31/22	10.77	0.14	(1.71)	(1.57)	(0.33)	(0.70)	(1.03)	8.17	(14.97%)	267,476	0.38%	1.52%
12/31/21	10.22	0.17	0.81	0.98	(0.11)	(0.32)	(0.43)	10.77	9.70%	363,021	0.37%	1.62%
12/31/20	9.80	0.07	0.92	0.99	(0.23)	(0.34)	(0.57)	10.22	10.65%	373,144	0.37%	0.72%

	Year Ended December 31
	2024	2023	2022	2021	2020
Portfolio turnover rate[x]	14%	12%	16%	25%	22%

c	Per share amount calculated on the average shares method.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
x	Amount does not include the portfolio activity of any underlying fund.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
111

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Moderate Allocation Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Initial Class
12/31/24	$8.48	$0.20	$0.55	$0.75	$(0.19)	$—	$(0.19)	$9.04	8.87%	$200,430	0.12%	2.24%
12/31/23	8.59	0.16	0.94	1.10	(0.30)	(0.91)	(1.21)	8.48	13.90%	211,139	0.12%	1.88%
12/31/22	11.54	0.16	(1.84)	(1.68)	(0.34)	(0.93)	(1.27)	8.59	(14.97%)	212,502	0.12%	1.64%
12/31/21	10.84	0.18	1.11	1.29	(0.16)	(0.43)	(0.59)	11.54	11.99%	284,654	0.11%	1.60%
12/31/20	10.53	0.10	0.95	1.05	(0.26)	(0.48)	(0.74)	10.84	10.54%	303,037	0.11%	1.04%
Service Class
12/31/24	$8.35	$0.17	$0.55	$0.72	$(0.17)	$—	$(0.17)	$8.90	8.58%	$802,890	0.37%	1.93%
12/31/23	8.47	0.14	0.93	1.07	(0.28)	(0.91)	(1.19)	8.35	13.62%	955,873	0.37%	1.60%
12/31/22	11.38	0.13	(1.80)	(1.67)	(0.31)	(0.93)	(1.24)	8.47	(15.12%)	1,044,314	0.37%	1.37%
12/31/21	10.70	0.15	1.09	1.24	(0.13)	(0.43)	(0.56)	11.38	11.67%	1,461,553	0.36%	1.36%
12/31/20	10.41	0.08	0.92	1.00	(0.23)	(0.48)	(0.71)	10.70	10.16%	1,575,805	0.36%	0.76%

	Year Ended December 31
	2024	2023	2022	2021	2020
Portfolio turnover rate[x]	12%	13%	15%	21%	19%

c	Per share amount calculated on the average shares method.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
x	Amount does not include the portfolio activity of any underlying fund.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
112

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Growth Allocation Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Initial Class
12/31/24	$7.21	$0.14	$0.65	$0.79	$(0.12)	$(0.01)	$(0.13)	$7.87	10.93%	$340,085	0.12%	1.76%
12/31/23	7.38	0.11	0.97	1.08	(0.23)	(1.02)	(1.25)	7.21	15.98%	345,439	0.12%	1.52%
12/31/22	10.11	0.11	(1.61)	(1.50)	(0.24)	(0.99)	(1.23)	7.38	(15.30%)	337,615	0.12%	1.35%
12/31/21	9.38	0.14	1.19	1.33	(0.16)	(0.44)	(0.60)	10.11	14.33%	443,650	0.12%	1.36%
12/31/20	9.04	0.09	0.98	1.07	(0.18)	(0.55)	(0.73)	9.38	12.76%	456,817	0.11%	1.07%
Service Class
12/31/24	$7.13	$0.11	$0.64	$0.75	$(0.10)	$(0.01)	$(0.11)	$7.77	10.50%	$570,767	0.37%	1.50%
12/31/23	7.30	0.09	0.97	1.06	(0.21)	(1.02)	(1.23)	7.13	15.83%	604,363	0.37%	1.27%
12/31/22	10.00	0.09	(1.59)	(1.50)	(0.21)	(0.99)	(1.20)	7.30	(15.45%)	583,458	0.37%	1.10%
12/31/21	9.29	0.11	1.17	1.28	(0.13)	(0.44)	(0.57)	10.00	13.93%	763,680	0.37%	1.10%
12/31/20	8.96	0.07	0.97	1.04	(0.16)	(0.55)	(0.71)	9.29	12.47%	788,627	0.36%	0.82%

	Year Ended December 31
	2024	2023	2022	2021	2020
Portfolio turnover rate[x]	14%	11%	15%	27%	18%

c	Per share amount calculated on the average shares method.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
x	Amount does not include the portfolio activity of any underlying fund.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
113

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Aggressive Allocation Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Initial Class
12/31/24	$8.33	$0.11	$0.95	$1.06	$(0.10)	$(0.17)	$(0.27)	$9.12	12.74%	$58,693	0.16%	1.21%
12/31/23	8.26	0.09	1.32	1.41	(0.26)	(1.08)	(1.34)	8.33	18.32%	58,623	0.15%	1.09%
12/31/22	11.70	0.10	(1.90)	(1.80)	(0.21)	(1.43)	(1.64)	8.26	(15.90%)	54,729	0.16%	1.02%
12/31/21	10.58	0.12	1.63	1.75	(0.15)	(0.48)	(0.63)	11.70	16.65%	73,193	0.14%	1.05%
12/31/20	10.16	0.10	1.15	1.25	(0.16)	(0.67)	(0.83)	10.58	13.35%	66,655	0.15%	1.08%
Service Class
12/31/24	$8.12	$0.08	$0.94	$1.02	$(0.08)	$(0.17)	$(0.25)	$8.89	12.54%	$63,694	0.41%	0.95%
12/31/23	8.08	0.07	1.29	1.36	(0.24)	(1.08)	(1.32)	8.12	17.97%	70,520	0.40%	0.81%
12/31/22	11.48	0.07	(1.86)	(1.79)	(0.18)	(1.43)	(1.61)	8.08	(16.13%)	68,519	0.41%	0.79%
12/31/21	10.39	0.09	1.60	1.69	(0.12)	(0.48)	(0.60)	11.48	16.40%	95,028	0.39%	0.78%
12/31/20	9.99	0.07	1.13	1.20	(0.13)	(0.67)	(0.80)	10.39	13.08%	93,621	0.40%	0.80%

	Year Ended December 31
	2024	2023	2022	2021	2020
Portfolio turnover rate[x]	18%	15%	23%	37%	17%

c	Per share amount calculated on the average shares method.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
x	Amount does not include the portfolio activity of any underlying fund.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
114

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML American Funds Growth Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[u]	Net investment income (loss) to average daily net assets
Service Class I
12/31/24	$13.96	$(0.02)	$4.23	$4.21	$—	$(1.24)	$(1.24)	$16.93	31.11%	$293,709	0.68%	(0.10%)
12/31/23	12.15	(0.01)	4.29	4.28	(0.21)	(2.26)	(2.47)	13.96	37.96%	247,407	0.68%	(0.08%)
12/31/22	22.52	(0.02)	(6.38)	(6.40)	(0.08)	(3.89)	(3.97)	12.15	(30.29%)	195,283	0.69%	(0.11%)
12/31/21	19.56	(0.05)	4.20	4.15	—	(1.19)	(1.19)	22.52	21.48%	292,504	0.68%	(0.21%)
12/31/20	14.33	(0.02)	7.11	7.09	(0.12)	(1.74)	(1.86)	19.56	51.49%	257,464	0.68%	(0.12%)

	Year Ended December 31
	2024	2023	2022	2021	2020
Portfolio turnover rate[x]	9%	11%	10%	13%	8%

c	Per share amount calculated on the average shares method.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

u
The fund does not directly bear expenses of the Master Fund (as defined in Note 1) which are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of the Master Fund.

x	Amount does not include the portfolio activity of the Master Fund.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
115

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML American Funds Core Allocation Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Service Class I
12/31/24	$10.06	$0.18	$1.02	$1.20	$(0.20)	$(0.19)	$(0.39)	$10.87	11.87%	$581,458	0.72%	0.72%[l]	1.64%
12/31/23	10.38	0.17	1.19	1.36	(0.43)	(1.25)	(1.68)	10.06	14.37%	671,962	0.72%	0.72%[l]	1.63%
12/31/22	13.22	0.19	(1.98)	(1.79)	(0.26)	(0.79)	(1.05)	10.38	(13.70%)	704,868	0.72%	0.61%	1.62%
12/31/21	12.16	0.13	1.42	1.55	(0.17)	(0.32)	(0.49)	13.22	12.85%	933,788	0.71%	0.65%	1.00%
12/31/20	11.72	0.12	1.15	1.27	(0.20)	(0.63)	(0.83)	12.16	11.39%	943,728	0.71%	N/A	1.08%

	Year Ended December 31
	2024	2023	2022	2021	2020
Portfolio turnover rate[x]	10%	8%	19%	11%	14%

c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l	Expenses incurred during the period fell under the expense cap.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
x	Amount does not include the portfolio activity of any underlying fund.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
116

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Blue Chip Growth Fund

		Income (loss) from investment operations			Less distributions to shareholders				Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Initial Class
12/31/24	$16.00	$(0.04)	$5.62	$5.58	$(1.43)	$(1.43)	$20.15	35.63%	$306,266	0.77%	(0.23%)
12/31/23	10.70	(0.02)	5.32	5.30	—	—	16.00	49.53%	297,761	0.78%	(0.18%)
12/31/22	21.62	(0.04)	(8.02)	(8.06)	(2.86)	(2.86)	10.70	(39.50%)	243,726	0.78%	(0.28%)
12/31/21	20.51	(0.10)	3.48	3.38	(2.27)	(2.27)	21.62	16.34%	425,249	0.77%	(0.44%)
12/31/20	16.49	(0.06)	5.68	5.62	(1.60)	(1.60)	20.51	34.40%	351,504	0.78%	(0.35%)
Service Class
12/31/24	$14.70	$(0.08)	$5.16	$5.08	$(1.43)	$(1.43)	$18.35	35.38%	$184,661	1.02%	(0.48%)
12/31/23	9.86	(0.05)	4.89	4.84	—	—	14.70	49.09%	154,963	1.03%	(0.43%)
12/31/22	20.28	(0.07)	(7.49)	(7.56)	(2.86)	(2.86)	9.86	(39.65%)	116,192	1.03%	(0.53%)
12/31/21	19.40	(0.14)	3.29	3.15	(2.27)	(2.27)	20.28	16.08%	203,439	1.02%	(0.69%)
12/31/20	15.71	(0.10)	5.39	5.29	(1.60)	(1.60)	19.40	34.00%	181,728	1.03%	(0.60%)

	Year Ended December 31
	2024	2023	2022	2021	2020
Portfolio turnover rate	16%	10%	24%	41%	26%

c	Per share amount calculated on the average shares method.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
117

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Equity Income Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waiver[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Initial Class
12/31/24	$9.89	$0.18	$0.98	$1.16	$(0.22)	$(0.73)	$(0.95)	$10.10	11.67%	$256,858	0.79%	0.78%	1.71%
12/31/23	10.10	0.20	0.68	0.88	(0.24)	(0.85)	(1.09)	9.89	9.54%	278,158	0.79%	0.76%	2.01%
12/31/22	12.38	0.22	(0.64)	(0.42)	(0.21)	(1.65)	(1.86)	10.10	(3.57%)	305,370	0.79%	0.76%	1.92%
12/31/21	10.28	0.18	2.43	2.61	(0.27)	(0.24)	(0.51)	12.38	25.58%	368,999	0.78%	0.75%	1.57%
12/31/20	11.18	0.22	(0.22)	0.00[d]	(0.23)	(0.67)	(0.90)	10.28	1.34%	365,382	0.79%	0.76%	2.32%
Service Class
12/31/24	$9.70	$0.15	$0.97	$1.12	$(0.20)	$(0.73)	$(0.93)	$9.89	11.41%	$67,189	1.04%	1.03%	1.46%
12/31/23	9.92	0.17	0.67	0.84	(0.21)	(0.85)	(1.06)	9.70	9.28%	71,234	1.04%	1.01%	1.77%
12/31/22	12.19	0.19	(0.63)	(0.44)	(0.18)	(1.65)	(1.83)	9.92	(3.82%)	78,419	1.04%	1.01%	1.67%
12/31/21	10.14	0.15	2.39	2.54	(0.25)	(0.24)	(0.49)	12.19	25.18%	88,588	1.03%	1.00%	1.32%
12/31/20	11.03	0.19	(0.20)	(0.01)	(0.21)	(0.67)	(0.88)	10.14	1.17%	82,671	1.04%	1.01%	2.06%

	Year Ended December 31
	2024	2023	2022	2021	2020
Portfolio turnover rate	19%	15%	15%	21%	32%

c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
118

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Equity Index Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Class I
12/31/24	$30.08	$0.32	$6.96	$7.28	$(0.34)	$(1.07)	$(1.41)	$35.95	24.44%	$57,424	0.42%	0.96%
12/31/23	26.73	0.35	6.22	6.57	(0.38)	(2.84)	(3.22)	30.08	25.75%	55,380	0.43%	1.23%
12/31/22	35.26	0.35	(6.73)	(6.38)	(0.31)	(1.84)	(2.15)	26.73	(18.50%)	47,938	0.43%	1.18%
12/31/21	29.07	0.31	7.77	8.08	(0.43)	(1.46)	(1.89)	35.26	28.19%	65,271	0.42%	0.96%
12/31/20	32.46	0.42	4.71	5.13	(0.55)	(7.97)	(8.52)	29.07	18.06%	61,002	0.43%	1.43%
Class II
12/31/24	$30.03	$0.37	$6.94	$7.31	$(0.39)	$(1.07)	$(1.46)	$35.88	24.59%	$265,152	0.27%	1.10%
12/31/23	26.69	0.40	6.21	6.61	(0.43)	(2.84)	(3.27)	30.03	25.93%	229,066	0.28%	1.38%
12/31/22	35.22	0.39	(6.70)	(6.31)	(0.38)	(1.84)	(2.22)	26.69	(18.35%)	191,941	0.28%	1.32%
12/31/21	29.04	0.36	7.76	8.12	(0.48)	(1.46)	(1.94)	35.22	28.37%	299,922	0.27%	1.11%
12/31/20	32.45	0.46	4.71	5.17	(0.61)	(7.97)	(8.58)	29.04	18.21%	239,890	0.28%	1.58%
Class III
12/31/24	$29.94	$0.42	$6.94	$7.36	$(0.44)	$(1.07)	$(1.51)	$35.79	24.82%	$291,824	0.12%	1.26%
12/31/23	26.63	0.44	6.19	6.63	(0.48)	(2.84)	(3.32)	29.94	26.10%	335,587	0.13%	1.53%
12/31/22	35.15	0.44	(6.70)	(6.26)	(0.42)	(1.84)	(2.26)	26.63	(18.23%)	274,717	0.13%	1.48%
12/31/21	28.98	0.41	7.74	8.15	(0.52)	(1.46)	(1.98)	35.15	28.54%	359,612	0.12%	1.26%
12/31/20	32.39	0.50	4.71	5.21	(0.65)	(7.97)	(8.62)	28.98	18.41%	307,589	0.13%	1.72%
Service Class I
12/31/24	$28.38	$0.22	$6.55	$6.77	$(0.23)	$(1.07)	$(1.30)	$33.85	24.09%	$28,455	0.67%	0.71%
12/31/23	25.35	0.27	5.88	6.15	(0.28)	(2.84)	(3.12)	28.38	25.44%	33,270	0.68%	0.97%
12/31/22	33.55	0.26	(6.39)	(6.13)	(0.23)	(1.84)	(2.07)	25.35	(18.69%)	34,664	0.68%	0.92%
12/31/21	27.76	0.22	7.40	7.62	(0.37)	(1.46)	(1.83)	33.55	27.86%	52,483	0.67%	0.71%
12/31/20	31.35	0.33	4.52	4.85	(0.47)	(7.97)	(8.44)	27.76	17.74%	44,361	0.68%	1.18%

	Year Ended December 31
	2024	2023	2022	2021	2020
Portfolio turnover rate	2%	2%	2%	3%	5%

c	Per share amount calculated on the average shares method.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
119

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Focused Equity Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gain	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Class II
12/31/24	$7.16	$0.06	$0.68	$0.74	$(0.08)	$(0.35)	$(0.43)	$7.47	10.09%	$237,220	0.88%	0.75%
12/31/23	7.24	0.07	0.59	0.66	(0.07)	(0.67)	(0.74)	7.16	9.88%	266,763	0.87%	0.93%
12/31/22	8.30	0.06	(0.45)	(0.39)	(0.07)	(0.60)	(0.67)	7.24	(4.69%)	288,336	0.86%	0.85%
12/31/21	7.25	0.07	1.51	1.58	(0.08)	(0.45)	(0.53)	8.30	22.25%	338,277	0.87%	0.89%
12/31/20	6.77	0.07	0.76	0.83	(0.05)	(0.30)	(0.35)	7.25	12.76%	277,370	0.87%	1.10%
Service Class I
12/31/24	$6.80	$0.04	$0.64	$0.68	$(0.06)	$(0.35)	$(0.41)	$7.07	9.78%	$21,297	1.13%	0.50%
12/31/23	6.91	0.05	0.57	0.62	(0.06)	(0.67)	(0.73)	6.80	9.69%	22,935	1.12%	0.68%
12/31/22	7.96	0.04	(0.44)	(0.40)	(0.05)	(0.60)	(0.65)	6.91	(5.02%)	22,509	1.12%	0.60%
12/31/21	6.98	0.05	1.45	1.50	(0.07)	(0.45)	(0.52)	7.96	21.88%	22,988	1.12%	0.64%
12/31/20	6.53	0.05	0.74	0.79	(0.04)	(0.30)	(0.34)	6.98	12.54%	19,686	1.12%	0.85%

	Year Ended December 31
	2024	2023	2022	2021	2020
Portfolio turnover rate	44%	15%	24%	34%	36%

c	Per share amount calculated on the average shares method.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
120

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Foreign Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Initial Class
12/31/24	$9.53	$0.21	$0.14	$0.35	$(0.31)	$—	$(0.31)	$9.57	3.46%	$153,983	0.96%	0.96%[k]	2.16%
12/31/23	8.32	0.20	1.14	1.34	(0.13)	—	(0.13)	9.53	16.22%	170,360	0.95%	0.94%	2.22%
12/31/22	11.04	0.22	(1.88)	(1.66)	(0.37)	(0.69)	(1.06)	8.32	(14.58%)	175,988	0.95%	0.93%	2.40%
12/31/21	10.02	0.22	1.09	1.31	(0.29)	—	(0.29)	11.04	13.04%	237,547	0.94%	0.92%	1.99%
12/31/20	10.10	0.14	0.37	0.51	(0.27)	(0.32)	(0.59)	10.02	5.93%	266,506	0.92%	0.88%	1.61%
Service Class
12/31/24	$9.47	$0.19	$0.12	$0.31	$(0.28)	$—	$(0.28)	$9.50	3.12%	$8,671	1.21%	1.21%[k]	1.91%
12/31/23	8.27	0.18	1.13	1.31	(0.11)	—	(0.11)	9.47	15.97%	9,250	1.20%	1.19%	1.98%
12/31/22	10.98	0.19	(1.87)	(1.68)	(0.34)	(0.69)	(1.03)	8.27	(14.87%)	8,819	1.20%	1.19%	2.06%
12/31/21	9.95	0.19	1.10	1.29	(0.26)	—	(0.26)	10.98	12.95%	8,063	1.19%	1.17%	1.72%
12/31/20	10.04	0.12	0.36	0.48	(0.25)	(0.32)	(0.57)	9.95	5.57%	8,323	1.17%	1.13%	1.36%

	Year Ended December 31
	2024	2023	2022	2021	2020
Portfolio turnover rate	12%	14%	10%	16%	106%

c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
121

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Fundamental Equity Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class II
12/31/24	$10.19	$0.06	$2.32	$2.38	$(0.09)	$(0.99)	$(1.08)	$11.49	23.71%	$112,239	0.81%	N/A	0.51%
12/31/23	8.36	0.07	1.85	1.92	(0.09)	—	(0.09)	10.19	23.00%	119,336	0.81%	N/A	0.71%
12/31/22	12.55	0.07	(2.50)	(2.43)	(0.06)	(1.70)	(1.76)	8.36	(20.24%)	147,522	0.81%	N/A	0.75%
12/31/21	10.73	0.09	2.81	2.90	(0.06)	(1.02)	(1.08)	12.55	27.67%	220,586	0.81%	N/A	0.77%
12/31/20	10.02	0.07	1.85	1.92	(0.00)[d]	(1.21)	(1.21)	10.73	20.02%	161,496	0.82%	0.82%[k]	0.73%
Service Class I
12/31/24	$9.66	$0.03	$2.19	$2.22	$(0.07)	$(0.99)	$(1.06)	$10.82	23.36%	$26,129	1.06%	N/A	0.26%
12/31/23	7.93	0.04	1.76	1.80	(0.07)	—	(0.07)	9.66	22.76%	22,506	1.06%	N/A	0.46%
12/31/22	12.01	0.05	(2.39)	(2.34)	(0.04)	(1.70)	(1.74)	7.93	(20.44%)	19,691	1.06%	N/A	0.50%
12/31/21	10.31	0.06	2.70	2.76	(0.04)	(1.02)	(1.06)	12.01	27.38%	25,154	1.06%	N/A	0.52%
12/31/20	9.70	0.05	1.77	1.82	—	(1.21)	(1.21)	10.31	19.59%	19,931	1.08%	1.07%	0.48%

	Year Ended December 31
	2024	2023	2022	2021	2020
Portfolio turnover rate	40%	61%	56%	56%	113%

c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
122

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Fundamental Value Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class II
12/31/24	$12.06	$0.12	$1.74	$1.86	$(0.13)	$(1.08)	$(1.21)	$12.71	15.47%	$136,321	0.81%	0.81%[k]	0.90%
12/31/23	11.45	0.12	1.38	1.50	(0.16)	(0.73)	(0.89)	12.06	13.69%	142,681	0.80%	0.78%	1.07%
12/31/22	14.86	0.16	(0.88)	(0.72)	(0.14)	(2.55)	(2.69)	11.45	(4.86%)	145,398	0.82%	0.80%	1.21%
12/31/21	11.62	0.12	3.36	3.48	(0.24)	—	(0.24)	14.86	30.02%	173,486	0.83%	0.81%	0.87%
12/31/20	13.09	0.19	(0.08)aa	0.11	(0.15)	(1.43)	(1.58)	11.62	2.67%	178,953	0.80%	0.78%	1.71%
Service Class I
12/31/24	$11.66	$0.08	$1.69	$1.77	$(0.11)	$(1.08)	$(1.19)	$12.24	15.18%	$24,876	1.07%	1.06%	0.66%
12/31/23	11.10	0.09	1.33	1.42	(0.13)	(0.73)	(0.86)	11.66	13.41%	22,626	1.05%	1.03%	0.82%
12/31/22	14.49	0.12	(0.84)	(0.72)	(0.12)	(2.55)	(2.67)	11.10	(5.03%)	22,015	1.07%	1.05%	0.96%
12/31/21	11.35	0.08	3.28	3.36	(0.22)	—	(0.22)	14.49	29.68%	22,062	1.08%	1.06%	0.61%
12/31/20	12.83	0.16	(0.09)aa	0.07	(0.12)	(1.43)	(1.55)	11.35	2.37%	15,956	1.05%	1.03%	1.47%

	Year Ended December 31
	2024	2023	2022	2021	2020
Portfolio turnover rate	62%	50%	31%	42%	86%

c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

aa
The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.
123

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Global Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Class I
12/31/24	$4.25	$0.03	$0.22	$0.25	$(0.05)	$(0.24)	$(0.29)	$4.21	5.60%	$86,182	0.87%	0.80%
12/31/23	4.00	0.04	0.52	0.56	(0.04)	(0.27)	(0.31)	4.25	14.51%	93,239	0.83%	0.99%
12/31/22	14.85	0.06	(2.61)	(2.55)	(0.19)	(8.11)	(8.30)	4.00	(17.78%)	103,424	0.85%	0.80%
12/31/21	13.96	0.09	2.30	2.39	(0.14)	(1.36)	(1.50)	14.85	17.32%	151,785	0.80%	0.61%
12/31/20	12.86	0.11	1.61	1.72	(0.14)	(0.48)	(0.62)	13.96	14.02%	361,660	0.80%	0.88%
Class II
12/31/24	$4.61	$0.04	$0.23	$0.27	$(0.05)	$(0.24)	$(0.29)	$4.59	5.59%	$14,337	0.87%	0.81%
12/31/23	4.32	0.04	0.56	0.60	(0.04)	(0.27)	(0.31)	4.61	14.37%	15,621	0.83%	0.99%
12/31/22	15.27	0.06	(2.68)	(2.62)	(0.22)	(8.11)	(8.33)	4.32	(17.71%)	15,307	0.85%	0.81%
12/31/21	14.31	0.09	2.37	2.46	(0.14)	(1.36)	(1.50)	15.27	17.42%	20,021	0.80%	0.57%
12/31/20	13.17	0.11	1.64	1.75	(0.13)	(0.48)	(0.61)	14.31	13.96%	18,461	0.80%	0.86%
Service Class I
12/31/24	$4.00	$0.02	$0.21	$0.23	$(0.04)	$(0.24)	$(0.28)	$3.95	5.46%	$20,580	1.12%	0.55%
12/31/23	3.79	0.03	0.48	0.51	(0.03)	(0.27)	(0.30)	4.00	14.08%	21,662	1.08%	0.74%
12/31/22	14.62	0.04	(2.58)	(2.54)	(0.18)	(8.11)	(8.29)	3.79	(18.00%)	19,731	1.10%	0.54%
12/31/21	13.76	0.05	2.28	2.33	(0.11)	(1.36)	(1.47)	14.62	17.16%	19,585	1.05%	0.32%
12/31/20	12.69	0.07	1.59	1.66	(0.11)	(0.48)	(0.59)	13.76	13.70%	18,086	1.05%	0.60%

	Year Ended December 31
	2024	2023	2022	2021	2020
Portfolio turnover rate	19%	10%	14%	9%	13%

c	Per share amount calculated on the average shares method.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
124

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Income & Growth Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Initial Class
12/31/24	$10.06	$0.17	$1.32	$1.49	$(0.24)	$(1.48)	$(1.72)	$9.83	14.90%	$106,081	0.73%	1.59%
12/31/23	10.82	0.19	0.67	0.86	(0.23)	(1.39)	(1.62)	10.06	9.19%	127,837	0.71%	1.80%
12/31/22	12.41	0.18	(0.25)	(0.07)	(0.18)	(1.34)	(1.52)	10.82	(0.31%)	188,904	0.70%	1.59%
12/31/21	10.00	0.15	2.47	2.62	(0.21)	—	(0.21)	12.41	26.27%	221,734	0.69%	1.29%
12/31/20	9.94	0.15	0.12aa	0.27	(0.18)	(0.03)	(0.21)	10.00	3.03%	241,441	0.70%	1.75%
Service Class
12/31/24	$9.84	$0.14	$1.28	$1.42	$(0.21)	$(1.48)	$(1.69)	$9.57	14.55%	$29,236	0.98%	1.35%
12/31/23	10.61	0.16	0.66	0.82	(0.20)	(1.39)	(1.59)	9.84	8.98%	28,234	0.96%	1.59%
12/31/22	12.20	0.15	(0.25)	(0.10)	(0.15)	(1.34)	(1.49)	10.61	(0.59%)	28,427	0.95%	1.35%
12/31/21	9.84	0.12	2.43	2.55	(0.19)	—	(0.19)	12.20	25.94%	31,557	0.94%	1.07%
12/31/20	9.78	0.13	0.11aa	0.24	(0.15)	(0.03)	(0.18)	9.84	2.79%	26,998	0.95%	1.50%

	Year Ended December 31
	2024	2023	2022	2021	2020
Portfolio turnover rate	29%	26%	21%	28%	49%

c	Per share amount calculated on the average shares method.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

aa
The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.
125

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML International Equity Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class II
12/31/24	$10.27	$0.16	$(0.06)	$0.10	$(0.17)	$—	$(0.17)	$10.20	0.84%	$213,641	1.06%	0.96%	1.48%
12/31/23	8.78	0.15	1.47	1.62	(0.13)	—	(0.13)	10.27	18.51%	239,571	1.05%	0.95%	1.56%
12/31/22	11.08	0.13	(1.83)	(1.70)	(0.11)	(0.49)	(0.60)	8.78	(15.10%)	204,861	1.08%	0.98%	1.39%
12/31/21	9.98	0.14	1.03	1.17	(0.07)	—	(0.07)	11.08	11.77%	249,038	1.05%	0.97%	1.32%
12/31/20	10.10	0.03	0.38	0.41	(0.28)	(0.25)	(0.53)	9.98	5.37%	159,694	1.07%	1.00%	0.39%
Service Class I
12/31/24	$10.15	$0.13	$(0.05)	$0.08	$(0.15)	$—	$(0.15)	$10.08	0.66%	$9,913	1.31%	1.21%	1.21%
12/31/23	8.68	0.12	1.46	1.58	(0.11)	—	(0.11)	10.15	18.27%	9,967	1.30%	1.20%	1.28%
12/31/22	10.96	0.10	(1.81)	(1.71)	(0.08)	(0.49)	(0.57)	8.68	(15.35%)	8,051	1.33%	1.23%	1.12%
12/31/21	9.88	0.12	1.02	1.14	(0.06)	—	(0.06)	10.96	11.49%	8,452	1.29%	1.22%	1.09%
12/31/20	10.01	0.01	0.37	0.38	(0.26)	(0.25)	(0.51)	9.88	5.07%	7,021	1.32%	1.25%	0.10%

	Year Ended December 31
	2024	2023	2022	2021	2020
Portfolio turnover rate	19%	23%	19%	75%	49%

c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
126

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Large Cap Growth Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Initial Class
12/31/24	$13.90	$(0.03)	$4.60	$4.57	$—	$(1.27)	$(1.27)	$17.20	34.09%	$175,412	0.70%	(0.17%)
12/31/23	9.81	(0.02)	4.99	4.97	—	(0.88)	(0.88)	13.90	51.71%	180,077	0.69%	(0.20%)
12/31/22	15.04	(0.01)	(4.04)	(4.05)	—	(1.18)	(1.18)	9.81	(27.55%)	132,218	0.72%	(0.12%)
12/31/21	13.98	(0.01)	2.59	2.58	(0.01)	(1.51)	(1.52)	15.04	18.41%	196,928	0.70%	(0.10%)
12/31/20	11.09	0.01	3.49	3.50	(0.04)	(0.57)	(0.61)	13.98	31.78%	120,464	0.72%	0.10%
Service Class
12/31/24	$13.05	$(0.06)	$4.30	$4.24	$—	$(1.27)	$(1.27)	$16.02	33.77%	$39,875	0.95%	(0.43%)
12/31/23	9.27	(0.05)	4.71	4.66	—	(0.88)	(0.88)	13.05	51.37%	28,785	0.94%	(0.45%)
12/31/22	14.33	(0.04)	(3.84)	(3.88)	—	(1.18)	(1.18)	9.27	(27.73%)	17,968	0.98%	(0.37%)
12/31/21	13.41	(0.05)	2.48	2.43	—	(1.51)	(1.51)	14.33	18.08%	25,902	0.95%	(0.33%)
12/31/20	10.66	(0.02)bb	3.36	3.34	(0.02)	(0.57)	(0.59)	13.41	31.53%	22,226	0.97%	(0.15%)

	Year Ended December 31
	2024	2023	2022	2021	2020
Portfolio turnover rate	14%	8%	25%	21%	32%

c	Per share amount calculated on the average shares method.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

bb
The amount shown for a share outstanding does not correspond with the aggregate net investment income (loss) as shown on the Statement of Operations for the period due to the timing of class-specific expenses. See Note 3 for each fund’s expense structure.

The accompanying notes are an integral part of the financial statements.
127

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Managed Volatility Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Initial Class
12/31/24	$12.23	$0.03	$1.76	$1.79	$(0.08)	$(0.43)	$(0.51)	$13.51	14.85%	$81,661	1.18%	0.21%
12/31/23	13.33	0.08	1.52	1.60	(0.08)	(2.62)	(2.70)	12.23	12.87%	80,913	1.06%	0.61%
12/31/22	15.23	0.07	(1.90)	(1.83)	(0.07)	—	(0.07)	13.33	(12.05%)	83,308	1.08%	0.50%
12/31/21	13.78	0.06	1.53	1.59	(0.14)	—	(0.14)	15.23	11.54%	114,646	0.99%	0.39%
12/31/20	13.10	0.10	0.76	0.86	(0.18)	—	(0.18)	13.78	6.68%	116,694	1.06%	0.78%
Service Class
12/31/24	$12.12	$(0.01)bb	$1.77	$1.76	$(0.05)	$(0.43)	$(0.48)	$13.40	14.56%	$16,685	1.43%	(0.04%)
12/31/23	13.22	0.05	1.51	1.56	(0.04)	(2.62)	(2.66)	12.12	12.59%	17,363	1.31%	0.36%
12/31/22	15.10	0.03	(1.88)	(1.85)	(0.03)	—	(0.03)	13.22	(12.27%)	19,280	1.34%	0.25%
12/31/21	13.67	0.02	1.52	1.54	(0.11)	—	(0.11)	15.10	11.26%	25,982	1.24%	0.14%
12/31/20	12.99	0.07	0.76	0.83	(0.15)	—	(0.15)	13.67	6.42%	26,901	1.31%	0.53%

	Year Ended December 31
	2024	2023	2022	2021	2020
Portfolio turnover rate	6%	2%	8%	5%	20%

c	Per share amount calculated on the average shares method.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

bb
The amount shown for a share outstanding does not correspond with the aggregate net investment income (loss) as shown on the Statement of Operations for the period due to the timing of class-specific expenses. See Note 3 for each fund’s expense structure.

The accompanying notes are an integral part of the financial statements.
128

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Mid Cap Growth Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Initial Class
12/31/24	$10.78	$(0.03)	$1.21	$1.18	$—	$(0.63)	$(0.63)	$11.33	11.16%	$243,733	0.83%	(0.26%)
12/31/23	8.79	(0.01)	2.00	1.99	—	—	—	10.78	22.64%	251,300	0.82%	(0.15%)
12/31/22	16.52	(0.03)	(3.89)	(3.92)	—	(3.81)	(3.81)	8.79	(25.11%)	229,303	0.82%	(0.23%)
12/31/21	18.10	(0.07)	2.48	2.41	—	(3.99)	(3.99)	16.52	13.21%	343,781	0.80%	(0.38%)
12/31/20	15.88	(0.03)	3.83	3.80	(0.01)	(1.57)	(1.58)	18.10	25.57%	434,830	0.81%	(0.19%)
Service Class
12/31/24	$9.64	$(0.05)	$1.07	$1.02	$—	$(0.63)	$(0.63)	$10.03	10.82%	$80,946	1.08%	(0.51%)
12/31/23	7.88	(0.03)	1.79	1.76	—	—	—	9.64	22.34%	87,772	1.07%	(0.40%)
12/31/22	15.34	(0.05)	(3.60)	(3.65)	—	(3.81)	(3.81)	7.88	(25.31%)	81,012	1.07%	(0.47%)
12/31/21	17.09	(0.11)	2.35	2.24	—	(3.99)	(3.99)	15.34	12.99%	118,139	1.05%	(0.63%)
12/31/20	15.10	(0.06)	3.62	3.56	—	(1.57)	(1.57)	17.09	25.25%	117,808	1.06%	(0.44%)

	Year Ended December 31
	2024	2023	2022	2021	2020
Portfolio turnover rate	44%	39%	32%	33%	66%

c	Per share amount calculated on the average shares method.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
129

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Mid Cap Value Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Initial Class
12/31/24	$7.90	$0.15	$0.53	$0.68	$(0.15)	$(0.31)	$(0.46)	$8.12	8.53%	$207,331	0.89%	1.86%
12/31/23	9.17	0.16	0.27	0.43	(0.24)	(1.46)	(1.70)	7.90	5.97%	223,312	0.89%	1.88%
12/31/22	12.58	0.19	(0.38)	(0.19)	(0.26)	(2.96)	(3.22)	9.17	(1.33%)	247,316	0.90%	1.76%
12/31/21	10.59	0.17	2.28	2.45	(0.18)	(0.28)	(0.46)	12.58	23.31%	295,384	0.88%	1.39%
12/31/20	10.60	0.15	0.01	0.16	(0.17)	—	(0.17)	10.59	1.71%	348,614	0.89%	1.62%
Service Class
12/31/24	$7.63	$0.13	$0.51	$0.64	$(0.13)	$(0.31)	$(0.44)	$7.83	8.29%	$43,930	1.14%	1.61%
12/31/23	8.91	0.14	0.26	0.40	(0.22)	(1.46)	(1.68)	7.63	5.70%	46,075	1.14%	1.63%
12/31/22	12.31	0.16	(0.37)	(0.21)	(0.23)	(2.96)	(3.19)	8.91	(1.56%)	50,294	1.15%	1.52%
12/31/21	10.38	0.14	2.22	2.36	(0.15)	(0.28)	(0.43)	12.31	22.95%	55,704	1.13%	1.16%
12/31/20	10.39	0.13	0.00[d]	0.13	(0.14)	—	(0.14)	10.38	1.48%	51,269	1.14%	1.37%

	Year Ended December 31
	2024	2023	2022	2021	2020
Portfolio turnover rate	53%	44%	70%	46%	74%

c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
130

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Small Cap Growth Equity Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Initial Class
12/31/24	$9.84	$(0.01)	$1.03	$1.02	$(0.01)	$—	$(0.01)	$10.85	10.29%	$123,205	1.11%	1.08%	(0.05%)
12/31/23	8.42	0.01	1.41	1.42	—	—	—	9.84	16.84%	126,158	1.11%	1.08%	0.13%
12/31/22	15.26	(0.01)	(3.26)	(3.27)	—	(3.57)	(3.57)	8.42	(23.15%)	116,615	1.13%	1.10%	(0.07%)
12/31/21	16.86	(0.09)	1.31	1.22	—	(2.82)	(2.82)	15.26	7.31%	165,781	1.10%	1.07%	(0.50%)
12/31/20	14.13	(0.04)	4.55	4.51	—	(1.78)	(1.78)	16.86	35.62%	180,047	1.11%	1.08%	(0.27%)
Service Class
12/31/24	$8.42	$(0.03)	$0.88	$0.85	$—	$—	$—	$9.27	10.01%	$25,394	1.36%	1.33%	(0.30%)
12/31/23	7.23	(0.01)bb	1.20	1.19	—	—	—	8.42	16.55%	25,011	1.36%	1.33%	(0.12%)
12/31/22	13.73	(0.03)	(2.90)	(2.93)	—	(3.57)	(3.57)	7.23	(23.35%)	22,650	1.38%	1.35%	(0.32%)
12/31/21	15.48	(0.11)	1.18	1.07	—	(2.82)	(2.82)	13.73	7.04%	32,665	1.35%	1.32%	(0.75%)
12/31/20	13.14	(0.06)	4.18	4.12	—	(1.78)	(1.78)	15.48	35.29%	31,165	1.36%	1.33%	(0.52%)

	Year Ended December 31
	2024	2023	2022	2021	2020
Portfolio turnover rate	46%	39%	68%	73%	79%

c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

bb
The amount shown for a share outstanding does not correspond with the aggregate net investment income (loss) as shown on the Statement of Operations for the period due to the timing of class-specific expenses. See Note 3 for each fund’s expense structure.

The accompanying notes are an integral part of the financial statements.
131

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Small Company Value Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class II
12/31/24	$8.52	$0.11	$0.50	$0.61	$(0.11)	$—	$(0.11)	$9.02	7.18%	$42,682	1.10%	0.97%	1.25%
12/31/23	7.43	0.09	1.10	1.19	(0.08)	(0.02)	(0.10)	8.52	16.14%	49,994	1.07%	0.92%	1.20%
12/31/22	17.91	0.10	(2.20)	(2.10)	(0.03)	(8.35)	(8.38)	7.43	(14.78%)	51,032	1.08%	0.93%	0.87%
12/31/21	15.25	0.03	3.77	3.80	(0.06)	(1.08)	(1.14)	17.91	25.47%	67,627	1.05%	0.98%	0.16%
12/31/20	14.75	0.04	1.15	1.19	(0.03)	(0.66)	(0.69)	15.25	9.16%	65,955	1.06%	1.01%	0.33%
Service Class I
12/31/24	$7.77	$0.08	$0.46	$0.54	$(0.09)	$—	$(0.09)	$8.22	6.97%	$22,292	1.35%	1.22%	1.00%
12/31/23	6.78	0.07	1.00	1.07	(0.06)	(0.02)	(0.08)	7.77	15.92%	25,335	1.32%	1.17%	0.95%
12/31/22	17.15	0.07	(2.09)	(2.02)	—	(8.35)	(8.35)	6.78	(15.06%)	24,640	1.33%	1.18%	0.63%
12/31/21	14.66	(0.01)bb	3.61	3.60	(0.03)	(1.08)	(1.11)	17.15	25.12%	30,943	1.30%	1.23%	(0.08%)
12/31/20	14.21	0.01	1.11	1.12	(0.01)	(0.66)	(0.67)	14.66	8.92%	26,467	1.31%	1.26%	0.07%

	Year Ended December 31
	2024	2023	2022	2021	2020
Portfolio turnover rate	39%	44%	42%	127%	29%

c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

bb
The amount shown for a share outstanding does not correspond with the aggregate net investment income (loss) as shown on the Statement of Operations for the period due to the timing of class-specific expenses. See Note 3 for each fund’s expense structure.

The accompanying notes are an integral part of the financial statements.
132

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Small/Mid Cap Value Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Initial Class
12/31/24	$8.97	$0.08	$0.84	$0.92	$(0.08)	$(0.61)	$(0.69)	$9.20	10.29%	$106,271	0.83%	0.84%
12/31/23	8.88	0.08	1.30	1.38	(0.10)	(1.19)	(1.29)	8.97	17.12%	112,463	0.82%	0.90%
12/31/22	14.72	0.12	(2.23)	(2.11)	(0.16)	(3.57)	(3.73)	8.88	(15.69%)	109,598	0.83%	1.06%
12/31/21	10.94	0.13	3.79	3.92	(0.14)	—	(0.14)	14.72	35.94%	149,280	0.81%	0.99%
12/31/20	11.06	0.09	0.30	0.39	(0.10)	(0.41)	(0.51)	10.94	4.65%	164,145	0.81%	0.98%
Service Class
12/31/24	$8.78	$0.05	$0.82	$0.87	$(0.06)	$(0.61)	$(0.67)	$8.98	9.89%	$22,559	1.08%	0.59%
12/31/23	8.71	0.06	1.28	1.34	(0.08)	(1.19)	(1.27)	8.78	16.89%	24,607	1.07%	0.65%
12/31/22	14.51	0.09	(2.19)	(2.10)	(0.13)	(3.57)	(3.70)	8.71	(15.89%)	23,434	1.08%	0.81%
12/31/21	10.79	0.10	3.74	3.84	(0.12)	—	(0.12)	14.51	35.64%	29,951	1.06%	0.77%
12/31/20	10.92	0.07	0.28	0.35	(0.07)	(0.41)	(0.48)	10.79	4.32%	22,302	1.06%	0.73%

	Year Ended December 31
	2024	2023	2022	2021	2020
Portfolio turnover rate	55%	49%	42%	50%	60%

c	Per share amount calculated on the average shares method.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
133

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Sustainable Equity Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Initial Class
12/31/24	$14.72	$0.13	$2.78	$2.91	$(0.17)	$(0.81)	$(0.98)	$16.65	19.94%	$93,268	0.57%	0.78%
12/31/23	17.25	0.18	3.46	3.64	(0.19)	(5.98)	(6.17)	14.72	24.51%	91,796	0.56%	1.09%
12/31/22	24.54	0.18	(4.18)	(4.00)	(0.20)	(3.09)	(3.29)	17.25	(17.01%)	83,958	0.57%	0.90%
12/31/21	20.53	0.17	5.35	5.52	(0.20)	(1.31)	(1.51)	24.54	27.14%	112,894	0.56%	0.74%
12/31/20	19.43	0.19	2.50	2.69	(0.18)	(1.41)	(1.59)	20.53	14.51%	105,573	0.57%	1.03%
Service Class
12/31/24	$14.46	$0.08	$2.73	$2.81	$(0.13)	$(0.81)	$(0.94)	$16.33	19.60%	$51,143	0.82%	0.53%
12/31/23	17.03	0.14	3.40	3.54	(0.13)	(5.98)	(6.11)	14.46	24.20%	50,474	0.81%	0.84%
12/31/22	24.26	0.13	(4.12)	(3.99)	(0.15)	(3.09)	(3.24)	17.03	(17.20%)	46,580	0.82%	0.66%
12/31/21	20.33	0.10	5.29	5.39	(0.15)	(1.31)	(1.46)	24.26	26.78%	60,966	0.81%	0.44%
12/31/20	19.26	0.14	2.47	2.61	(0.13)	(1.41)	(1.54)	20.33	14.24%	49,786	0.82%	0.78%

	Year Ended December 31
	2024	2023	2022	2021	2020
Portfolio turnover rate	29%	29%	81%	12%	17%

c	Per share amount calculated on the average shares method.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
134

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Total Return Bond Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class II
12/31/24	$9.03	$0.35	$(0.30)	$0.05	$(0.35)	$—	$(0.35)	$8.73	0.47%	$264,460	0.63%	N/A	3.93%
12/31/23	8.78	0.34	0.13	0.47	(0.22)	—	(0.22)	9.03	5.45%	294,153	0.63%	N/A	3.82%
12/31/22	10.47	0.22	(1.75)	(1.53)	(0.16)	—	(0.16)	8.78	(14.70%)	256,760	0.64%	N/A	2.37%
12/31/21	11.28	0.12	(0.25)	(0.13)	(0.20)	(0.48)	(0.68)	10.47	(1.19%)	354,653	0.61%	N/A	1.12%
12/31/20	10.74	0.20	0.74	0.94	(0.35)	(0.05)	(0.40)	11.28	8.79%	288,005	0.62%	0.61%	1.77%
Service Class I
12/31/24	$8.91	$0.32	$(0.29)	$0.03	$(0.33)	$—	$(0.33)	$8.61	0.26%	$41,653	0.88%	N/A	3.68%
12/31/23	8.66	0.31	0.13	0.44	(0.19)	—	(0.19)	8.91	5.20%	38,390	0.88%	N/A	3.56%
12/31/22	10.32	0.20	(1.73)	(1.53)	(0.13)	—	(0.13)	8.66	(14.90%)	37,985	0.89%	N/A	2.13%
12/31/21	11.14	0.09	(0.25)	(0.16)	(0.18)	(0.48)	(0.66)	10.32	(1.51%)	50,391	0.86%	N/A	0.87%
12/31/20	10.62	0.16	0.75	0.91	(0.34)	(0.05)	(0.39)	11.14	8.60%	51,252	0.87%	0.86%	1.47%

	Year Ended December 31
	2024	2023	2022	2021	2020
Portfolio turnover rate	514%[t]	492%	417%	441%	328%

c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
t	Portfolio turnover rate excluding TBA transactions for the fiscal year ended 12/31/2024 was 380%.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
135

Notes to Financial Statements

1.	The Funds
MML Series Investment Fund (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated December 19, 1984, as restated May 14, 1993, and further amended and restated as of December 15, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):
MML Conservative Allocation Fund (“Conservative Allocation Fund”)
MML Balanced Allocation Fund (“Balanced Allocation Fund”)
MML Moderate Allocation Fund (“Moderate Allocation Fund”)
MML Growth Allocation Fund (“Growth Allocation Fund”)
MML Aggressive Allocation Fund (“Aggressive Allocation Fund”)
MML American Funds Growth Fund
MML American Funds Core Allocation Fund
MML Blue Chip Growth Fund (“Blue Chip Growth Fund”)
MML Equity Income Fund (“Equity Income Fund”)
MML Equity Index Fund (“Equity Index Fund”)
MML Focused Equity Fund (“Focused Equity Fund”)
MML Foreign Fund (“Foreign Fund”)
MML Fundamental Equity Fund (“Fundamental Equity Fund”)
MML Fundamental Value Fund (“Fundamental Value Fund”)
MML Global Fund (“Global Fund”)
MML Income & Growth Fund (“Income & Growth Fund”)
MML International Equity Fund (“International Equity Fund”)
MML Large Cap Growth Fund (“Large Cap Growth Fund”)
MML Managed Volatility Fund (“Managed Volatility Fund”)
MML Mid Cap Growth Fund (“Mid Cap Growth Fund”)
MML Mid Cap Value Fund (“Mid Cap Value Fund”)
MML Small Cap Growth Equity Fund (“Small Cap Growth Equity Fund”)
MML Small Company Value Fund (“Small Company Value Fund”)
MML Small/Mid Cap Value Fund (“Small/Mid Cap Value Fund”)
MML Sustainable Equity Fund (“Sustainable Equity Fund”)
MML Total Return Bond Fund (“Total Return Bond Fund”)
The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company (“MassMutual”) and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, C.M. Life Insurance Company, and the Allocation Funds (as defined below), which are “funds of funds” series of the Trust, are the record owners of all of the outstanding shares of the Funds.
Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectuses.
The Conservative Allocation Fund, Balanced Allocation Fund, Moderate Allocation Fund, Growth Allocation Fund, and Aggressive Allocation Fund (the “Allocation Funds”) invest their investable assets in shares of series of the Trust and MML Series Investment Fund II advised by MML Investment Advisers, LLC (“MML Advisers”) and non-affiliated mutual funds (together, the “MML Underlying Funds”). The financial statements included herein are those of the Funds. The financial statements of the applicable MML Underlying Funds that are not Funds of the Trust are presented separately and can be obtained from the Securities and Exchange Commission’s (“SEC”) EDGAR database on its website at http://www.sec.gov or by calling MML Advisers at 1-888-309-3539.
MML American Funds Growth Fund (the “Feeder Fund”) invests all of its assets in Class 1 shares of the Growth Fund, a series of the American Funds Insurance Series (the “Master Fund”). The Master Fund is an open-end investment company and organized

136

Notes to Financial Statements (Continued)
as a Massachusetts business trust. The Feeder Fund has an investment objective that is consistent with the Master Fund. The Master Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to mutual funds and intends to distribute substantially all of its taxable income and capital gains to shareholders, which includes the Feeder Fund, to qualify as a regulated investment company. The performance of the Feeder Fund is directly affected by the performance of the Master Fund. The financial statements of the Master Fund, including the Summary Investment Portfolio, are provided separately and should be read in conjunction with the Feeder Fund’s financial statements. As of December 31, 2024, the MML American Funds Growth Fund owned 0.62% of the Master Fund. The MML American Funds Core Allocation Fund invests all of its investable assets in shares of various series of American Funds Insurance Series, which are managed by Capital Research and Management Company (together, the “American Underlying Funds” and collectively with the MML Underlying Funds, the “Underlying Funds”). The SEC file number for the American Funds Insurance Series is 811-03857. Additional information related to the Master Fund’s and American Underlying Funds’ financial reports can be located on the SEC’s EDGAR database on its website at http://www.sec.gov.
2.	Significant Accounting Policies
The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
Investment Valuation
The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes; instead, MML Advisers will determine the fair value of a Fund’s securities in accordance with MML Advisers’ fair valuation policy and procedures. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund or an Underlying Fund or the Master Fund holds foreign securities that trade on days that foreign securities markets are open.
The net asset value of each of the Allocation Funds, Feeder Fund, and MML American Funds Core Allocation Fund is based upon the net asset value(s) of the Master Fund or Underlying Funds, as applicable. Shares of the Master Fund and Underlying Funds are valued at their closing net asset values as reported on each business day.
The Prospectuses and Statements of Additional Information (“SAIs”) for the Underlying Funds and the Master Fund, as applicable, explain the valuation methods for the Underlying Funds and the Master Fund, including the circumstances under which the Underlying Funds or the Master Fund, may use fair value pricing and the effects of doing so. Such Prospectuses and SAIs are available on the SEC’s EDGAR database on its website at http://www.sec.gov.
Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

137

Notes to Financial Statements (Continued)
Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral.
The Board of Trustees (“Trustees”) have designated MML Advisers as the Funds’ “valuation designee,” responsible for determining the fair value, in good faith, of securities and other instruments held by the Funds for which market quotations are not readily available or for which such market quotations or values are considered by MML Advisers or a subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event). It is possible that a significant amount of a Fund’s assets will be subject to fair valuation in accordance with MML Advisers’ fair valuation policy and procedures. The fair value determined for an investment by MML Advisers may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.
The Funds and certain Underlying Funds or the Master Fund may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day.  The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.
Investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs may be fair valued using alternate valuation approaches including, but not limited to, the following:
Market approach: considers factors including the price of recent investments in the same or similar security or financial metrics of comparable securities.
Income approach: considers factors including expected future cash flows, security specific risks, and corresponding discount rates.
Cost approach: considers factors including the value of the security’s underlying assets and liabilities.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing the Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

138

Notes to Financial Statements (Continued)
The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date
Level 2 – other significant observable inputs (including fair value factors, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds’ own assumptions in determining the fair value of investments)
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.
In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.
The Allocation Funds, Feeder Fund, and MML American Funds Core Allocation Fund characterized all investments at Level 1, as of December 31, 2024. The Focused Equity Fund, Large Cap Growth Fund, and Small/Mid Cap Value Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of December 31, 2024. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

139

Notes to Financial Statements (Continued)
The following is the aggregate value by input level, as of December 31, 2024, for the remaining Funds’ investments:

	Level 1	Level 2	Level 3	Total
Blue Chip Growth Fund
Asset Investments
Common Stock	$478,671,588	$844,035	$577,292	$480,092,915
Preferred Stock	—	—	1,140,576	1,140,576
Corporate Debt	—	1,151,801	—	1,151,801
Exchange-Traded Funds	9,097,653	—	—	9,097,653
Short-Term Investments	113	1,359,227	—	1,359,340
Total Investments	$487,769,354	$3,355,063	$1,717,868	$492,842,285
Equity Income Fund
Asset Investments
Common Stock	$307,909,855	$8,847,373*	$—	$316,757,228
Preferred Stock	2,019,738	512,467*	—	2,532,205
Short-Term Investments	1,368,539	2,925,811	—	4,294,350
Total Investments	$311,298,132	$12,285,651	$—	$323,583,783
Equity Index Fund
Asset Investments
Common Stock	$639,304,432	$—	$—	$639,304,432
Short-Term Investments	—	4,050,813	—	4,050,813
Total Investments	$639,304,432	$4,050,813		$$643,355,245
Liability Derivatives
Futures Contracts	$(68,336)	$—	$—	$(68,336)
Foreign Fund
Asset Investments
Common Stock*
Australia	$—	$6,524,486	$—	$6,524,486
Belgium	421,794	4,239,316	—	4,661,110
Brazil	—	567,931	—	567,931
Canada	828,269	—	—	828,269
China	—	1,395,964	—	1,395,964
Denmark	—	447,550	—	447,550
France	—	14,884,113	—	14,884,113
Germany	—	17,999,937	—	17,999,937
Hong Kong	—	2,617,706	—	2,617,706
Ireland	2,153,250	1,367,584	—	3,520,834
Israel	1,605,620	—	—	1,605,620
Italy	—	403,600	—	403,600
Japan	—	32,945,127	—	32,945,127
Luxembourg	—	2,558,995	—	2,558,995
Netherlands	—	5,178,503	—	5,178,503
Norway	—	3,012,540	—	3,012,540
Republic of Korea	—	1,800,820	—	1,800,820
Singapore	—	2,656,769	—	2,656,769
Sweden	—	4,585,811	—	4,585,811
Switzerland	—	4,330,513	—	4,330,513
United Kingdom	—	22,487,229	—	22,487,229
United States	4,485,632	14,502,965	—	18,988,597

140

Notes to Financial Statements (Continued)

	Level 1	Level 2	Level 3	Total
Foreign Fund (Continued)
Asset Investments (Continued)
Preferred Stock*
Germany	$—	$877,800	$—	$877,800
Short-Term Investments	—	2,453,456	—	2,453,456
Total Investments	$9,494,565	$147,838,715	$—	$157,333,280
Fundamental Equity Fund
Asset Investments
Common Stock	$135,540,398	$1,513,376*	$—	$137,053,774
Short-Term Investments	—	1,109,268	—	1,109,268
Total Investments	$135,540,398	$2,622,644	$—	$138,163,042
Fundamental Value Fund
Asset Investments
Common Stock	$159,635,936	$—	$—	$159,635,936
Short-Term Investments	1,102,910	1,722,855	—	2,825,765
Total Investments	$160,738,846	$1,722,855	$—	$162,461,701
Global Fund
Asset Investments
Common Stock*
Austria	$—	$908,190	$—	$908,190
Canada	3,496,149	—	—	3,496,149
Denmark	—	870,482	—	870,482
France	—	9,832,589	—	9,832,589
Germany	—	3,764,691	—	3,764,691
Ireland	1,622,455	—	—	1,622,455
Israel	1,658,456	—	—	1,658,456
Japan	—	2,673,382	—	2,673,382
Mexico	256,264	—	—	256,264
Netherlands	—	2,295,508	—	2,295,508
Republic of Korea	—	824,841	—	824,841
Spain	—	3,925,734	—	3,925,734
Switzerland	—	4,983,088	—	4,983,088
United Kingdom	759,508	10,000,777	—	10,760,285
United States	63,667,955	8,369,775	—	72,037,730
Short-Term Investments	—	669,255	—	669,255
Total Investments	$71,460,787	$49,118,312	$—	$120,579,099
Income & Growth Fund
Asset Investments
Common Stock	$133,144,227	$—	$—	$133,144,227
Short-Term Investments	612,092	2,471,747	—	3,083,839
Total Investments	$133,756,319	$2,471,747	$ —	$136,228,066
International Equity Fund
Asset Investments
Common Stock*
Australia	$—	$2,653,317	$—	$2,653,317
Belgium	331,760	1,503,779	—	1,835,539
Canada	6,325,802	—	—	6,325,802
China	—	5,264,282	—	5,264,282
Denmark	—	5,559,599	—	5,559,599

141

Notes to Financial Statements (Continued)

	Level 1	Level 2	Level 3	Total
International Equity Fund (Continued)
Asset Investments (Continued)
Common Stock* (Continued)
France	$—	$35,716,033	$—	$35,716,033
Germany	—	32,157,155	—	32,157,155
Hong Kong	—	4,320,475	—	4,320,475
India	1,564,698	1,309,056	—	2,873,754
Indonesia	—	484,393	—	484,393
Ireland	—	1,510,904	—	1,510,904
Israel	1,643,707	—	—	1,643,707
Italy	3,159,185	4,926,529	—	8,085,714
Japan	—	29,103,452	—	29,103,452
Luxembourg	—	1,188,541	—	1,188,541
Netherlands	—	5,158,627	—	5,158,627
Portugal	—	1,104,077	—	1,104,077
Republic of Korea	—	1,809,044	—	1,809,044
Singapore	—	2,167,381	—	2,167,381
Spain	—	2,575,765	—	2,575,765
Sweden	—	2,427,353	—	2,427,353
Switzerland	202,476	17,641,174	—	17,843,650
Taiwan	3,613,079	—	—	3,613,079
United Kingdom	—	23,529,987	—	23,529,987
United States	4,002,041	16,654,382	—	20,656,423
Preferred Stock*
Republic of Korea	—	908,658	—	908,658
Short-Term Investments	—	2,004,459	—	2,004,459
Total Investments	$20,842,748	$201,678,422	$—	$222,521,170
Managed Volatility Fund
Asset Investments
Common Stock	$98,508,774	$—	$—	$98,508,774
Corporate Debt	—	—	—+	—
Purchased Options	954,246	—	—	954,246
Rights	—	—	—+	—
Short-Term Investments	—	850,313	—	850,313
Total Investments	$99,463,020	$850,313	$—	$100,313,333
Liability Derivatives
Written Options	$(432,476)	$—	$ —	$(432,476)
Mid Cap Growth Fund
Asset Investments
Common Stock	$317,351,072	$—	$—	$317,351,072
Preferred Stock	—	—	896,118	896,118
Short-Term Investments	200,397	6,936,593	—	7,136,990
Total Investments	$317,551,469	$6,936,593	$896,118	$325,384,180
Mid Cap Value Fund
Asset Investments
Common Stock	$223,183,219	$19,163,091*	$—	$242,346,310
Preferred Stock	—	1,817,748*	—	1,817,748
Short-Term Investments	—	5,101,367	—	5,101,367
Total Investments	$223,183,219	$26,082,206	$—	$249,265,425

142

Notes to Financial Statements (Continued)

	Level 1	Level 2	Level 3	Total
Mid Cap Value Fund (Continued)
Asset Derivatives
Forward Contracts	$—	$232,346	$ —	$232,346
Liability Derivatives
Forward Contracts	$—	$(1,782)	$—	$(1,782)
Small Cap Growth Equity Fund
Asset Investments
Common Stock	$146,859,464	$—	$—	$146,859,464
Exchange-Traded Funds	522,681	—	—	522,681
Short-Term Investments	501,115	1,082,801	—	1,583,916
Total Investments	$147,883,260	$1,082,801	$—	$148,966,061
Small Company Value Fund
Asset Investments
Common Stock	$64,456,369	$416,555*	$—	$64,872,924
Short-Term Investments	573,143	234,616	—	807,759
Total Investments	$65,029,512	$651,171	$—	$65,680,683
Asset Derivatives
Forward Contracts	$—	$4,751		$$4,751
Liability Derivatives
Forward Contracts	$—	$(121)	$—	$(121)
Sustainable Equity Fund
Asset Investments
Common Stock	$143,385,190	$1,406,585*	$—	$144,791,775
Short-Term Investments	—	304,523	—	304,523
Total Investments	$143,385,190	$1,711,108	$—	$145,096,298
Asset Derivatives
Forward Contracts	$—	$18,666	$—	$18,666
Liability Derivatives
Forward Contracts	$—	$(671)	$—	$(671)
Total Return Bond Fund
Asset Investments
Bank Loans	$—	$3,849,513	$—	$3,849,513
Corporate Debt	—	44,715,799	—	44,715,799
Municipal Obligations	—	2,335,572	—	2,335,572
Non-U.S. Government Agency Obligations	—	55,891,579	—	55,891,579
Sovereign Debt Obligations	—	1,321,816	—	1,321,816
U.S. Government Agency Obligations and Instrumentalities	—	113,307,058	—	113,307,058
U.S. Treasury Obligations	—	117,645,697	—	117,645,697
Common Stock	214,640	—	—	214,640
Short-Term Investments	956,293	6,294,325	—	7,250,618
Total Investments	$1,170,933	$345,361,359	$—	$346,532,292
Asset Derivatives
Forward Contracts	$—	$327,399	$—	$327,399
Futures Contracts	186,941	—	—	186,941
Swap Agreements	—	161,415	—	161,415
Total	$186,941	$488,814	$—	$675,755

143

Notes to Financial Statements (Continued)

	Level 1	Level 2	Level 3	Total
Total Return Bond Fund (Continued)
Liability Derivatives
Forward Contracts	$—	$ (14,074)	$—	$(14,074)
Futures Contracts	(94,234)	—	—	(94,234)
Total	$ (94,234)	$(14,074)	$ —	$ (108,308)

*
Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their respective foreign markets, as applicable.

+	Represents a security at $0 value as of December 31, 2024.
For certain Funds the Statement of Assets and Liabilities shows receivables from investments sold on a delayed delivery basis, as well as any applicable liabilities for investments purchased on a delayed delivery basis, foreign currency overdrafts and amounts due to custodian. These amounts approximate fair value and would be categorized at Level 2 for each applicable Fund as of December 31, 2024.
The Funds had no Level 3 transfers during the year ended December 31, 2024.
Derivative Instruments
Derivatives are financial instruments whose values are based on the values of one or more underlying indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.

144

Notes to Financial Statements (Continued)
At December 31, 2024, and during the year then ended, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Equity Risk	Foreign Exchange Risk	Interest/ Inflation Rate Risk	Total
Equity Index Fund
Liability Derivatives
Futures Contracts^^	$(68,336)	$—	$ —	$(68,336)
Realized Gain (Loss)#
Futures Contracts	$823,968	$—	$—	$823,968
Change in Appreciation (Depreciation)##
Futures Contracts	$(242,283)	$—	$—	$(242,283)
Managed Volatility Fund
Asset Derivatives
Purchased Options*,^^^	$954,246	$—	$—	$954,246
Liability Derivatives
Written Options^,^^^	$(432,476)	$—	$—	$(432,476)
Realized Gain (Loss)#
Purchased Options	$(2,677,896)	$—	$—	$(2,677,896)
Written Options	(6,518,280)	—	—	(6,518,280)
Total Realized Gain (Loss)	$(9,196,176)	$—	$—	$(9,196,176)
Change in Appreciation (Depreciation)##
Purchased Options	$228,481	$—	$—	$228,481
Written Options	1,339,662	—	—	1,339,662
Total Change in Appreciation (Depreciation)	$1,568,143	$—	$—	$1,568,143
Mid Cap Value Fund
Asset Derivatives
Forward Contracts*,^^^	$—	$232,346	$—	$232,346
Liability Derivatives
Forward Contracts^,^^^	$—	$(1,782)	$—	$(1,782)
Realized Gain (Loss)#
Forward Contracts	$—	$934,492	$—	$934,492
Change in Appreciation (Depreciation)##
Forward Contracts	$—	$422,249	$—	$422,249
Small Company Value Fund
Asset Derivatives
Forward Contracts*,^^^	$—	$4,751	$—	$4,751
Liability Derivatives
Forward Contracts^,^^^	$—	$(121)	$—	$(121)
Realized Gain (Loss)#
Forward Contracts	$—	$26,892	$—	$26,892
Change in Appreciation (Depreciation)##
Forward Contracts	$—	$8,511	$—	$8,511
Sustainable Equity Fund
Asset Derivatives
Forward Contracts*,^^^	$—	$18,666	$—	$18,666

145

Notes to Financial Statements (Continued)

	Equity Risk	Foreign Exchange Risk	Interest/ Inflation Rate Risk	Total
Sustainable Equity Fund (Continued)
Liability Derivatives
Forward Contracts^,^^^	$ —	$(671)	$—	$(671)
Realized Gain (Loss)#
Forward Contracts	$—	$80,074	$—	$80,074
Change in Appreciation (Depreciation)##
Forward Contracts	$—	$21,301	$—	$21,301
Total Return Bond Fund
Asset Derivatives
Forward Contracts*	$—	$327,399	$—	$327,399
Futures Contracts^^	—	—	186,941	186,941
Swap Agreements^^,^^^	—	—	161,415	161,415
Total Value	$—	$327,399	$348,356	$675,755
Liability Derivatives
Forward Contracts^	$—	$(14,074)	$—	$(14,074)
Futures Contracts^^	—	—	(94,234)	(94,234)
Total Value	$—	$(14,074)	$(94,234)	$(108,308)
Realized Gain (Loss)#
Forward Contracts	$—	$(72,304)	$—	$(72,304)
Futures Contracts	—	—	(891,928)	(891,928)
Swap Agreements	—	—	47,328	47,328
Total Realized Gain (Loss)	$—	$(72,304)	$(844,600)	$ (916,904)
Change in Appreciation (Depreciation)##
Forward Contracts	$—	$450,696	$—	$450,696
Futures Contracts	—	—	(990,310)	(990,310)
Swap Agreements	—	—	243,011	243,011
Total Change in Appreciation (Depreciation)	$—	$450,696	$(747,299)	$(296,603)

*	Statements of Assets and Liabilities location: Investments, at value, or Receivables from: open forward contracts, as applicable.
^	Statements of Assets and Liabilities location: Payables for: open forward contracts, or written options outstanding, at value, as applicable.
^^
Cumulative appreciation (depreciation) on futures contracts and centrally cleared swap agreements is reported in “Futures Contracts” and “Swap Agreements” in each applicable Fund’s Portfolio of Investments. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.

^^^	Represents centrally cleared swap agreements, exchange-traded purchased and written options, or forward contracts, which are not subject to a master netting agreement or similar agreement.
#
Statements of Operations location: Amounts are included in net realized gain (loss) on investment transactions, forward contracts, futures contracts, swap agreements, or written options, as applicable.

##
Statements of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on investment transactions, forward contracts, futures contracts, swap agreements, or written options, as applicable.

146

Notes to Financial Statements (Continued)
For the year ended December 31, 2024, the average balances for each derivative type were as follows:

	Average Balances of Outstanding Derivative Financial Instruments
	Equity Index Fund	Managed Volatility Fund	Mid Cap Value Fund	Small Company Value Fund	Sustainable Equity Fund	Total Return Bond Fund
Futures Contracts:
Average number of contracts - long	13					518
Average number of contracts - short						33
Forward Contracts:
Average notional amounts purchased - in USD			$1,353,059	$41,636	$182,632	$534,637
Average notional amounts sold - in USD			$21,580,025	$384,805	$988,572	$4,976,330
Swap Agreements:
Interest Rate Swaps:
Average notional amounts						$2,201,000
Options:
Average shares/units outstanding of Purchased Options		184
Average shares/units outstanding of Written Options		184

The Portfolio of Investments included in a Fund’s financial statements shows the assets or liabilities of the Fund associated with individual derivatives transactions. The terms of many of those transactions contemplate that derivatives receivables and payables between the same two parties may be netted and that the parties will collateralize certain obligations. The following tables provide an illustration of the possible effect of netting provisions and of collateral (delivered or received) on a Fund’s derivatives exposure as of December 31, 2024. Netting arrangements vary among different counterparties, and the actual disposition of derivatives receivables and payables, and of collateral, in a bankruptcy or insolvency can be complicated and difficult to predict.
The following table presents derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) or similar agreement and net of the related collateral received by the Fund(s) as of December 31, 2024.

Counterparty	Derivative Assets Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Received***	Net Amount*
Total Return Bond Fund
Bank of America N.A.	$ 3,373	$(729)	$ —	$ 2,644
Citibank N.A.	307,026	(5,408)	—	301,618
Goldman Sachs International	17,000	(5,840)	—	11,160
	$327,399	$ (11,977)	$—	$315,422

147

Notes to Financial Statements (Continued)
The following table presents derivative liabilities by counterparty net of amounts available for offset under an MNA or similar agreement and net of the related collateral pledged by the Fund(s) as of December 31, 2024.

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Pledged***	Net Amount**
Total Return Bond Fund
Bank of America N.A.	$ (729)	$ 729	$ —	$ —
Bank of New York	(2,097)	—	—	(2,097)
Citibank N.A.	(5,408)	5,408	—	—
Goldman Sachs International	(5,840)	5,840	—	—
	$(14,074)	$11,977	$—	$(2,097)

*	Represents the net amount receivable from the counterparty in the event of default.
**	Represents the net amount payable to the counterparty in the event of default.
***	The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.
†
The amount presented here may be less than the total amount shown in the Statements of Assets and Liabilities as some derivatives held by the counterparty are not covered within an MNA or similar agreement.

Such agreements typically permit a single net payment in the event of default, including the bankruptcy or insolvency of the counterparty.  The Fund(s) and counterparties may not be permitted to sell, re-pledge, or use the collateral they receive.  In the event that cash collateral is restricted for use, the balance will be reflected as restricted cash within the Statement of Assets and Liabilities.
Further details regarding the derivatives and other investments held by the Fund(s) during the year ended December 31, 2024, are discussed below.
Foreign Currency Exchange Transactions
A Fund may enter into foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.
A Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.
Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.
Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other

148

Notes to Financial Statements (Continued)
market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered.
A Fund’s current exposure to a counterparty is the unrealized appreciation (depreciation) on the contract.
Futures Contracts
A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts.
A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed income security, during a specified future period at a specified price. A Fund may use index futures contracts to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets, including commodities and precious metals. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.
Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.
When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
Swap Agreements
Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments or rates, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).
Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include, among others, interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

149

Notes to Financial Statements (Continued)
Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.
Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally certain interest rate swaps, certain index swaps, and credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse. The initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on a Fund’s Statement of Assets and Liabilities. Swap agreements are marked to market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on a Fund’s Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation (depreciation) on a Fund’s Statement of Operations.  Only a limited number of transaction types are currently eligible for clearing.
During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.
During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded in the accompanying Statements of Operations as realized gains and losses, respectively.
A Fund’s current exposure to a counterparty is the fair value of the transaction.
Options, Rights, and Warrants
A Fund may purchase and sell put and call options on portfolio securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.
Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date in the case of an American-style option or only on the expiration date in the case of a European-style option.
Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price.
Writing put and call options. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a

150

Notes to Financial Statements (Continued)
call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.
When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.
Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.
When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.
Exchange Traded Options. Exchange traded options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price.
Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.
When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

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Notes to Financial Statements (Continued)
Hybrid Instruments
A hybrid instrument may be a debt security, preferred stock, warrant, convertible security, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption, or retirement, is determined by reference to one or more underlying assets, indexes, economic factors, or other benchmarks. Because hybrid instruments may be designed to provide indirect exposures to virtually any type of derivative instrument, a Fund may invest in a hybrid instrument for any purpose it might engage in derivatives transactions. Hybrid instruments may take a number of forms, including, for example, debt instruments with interest or principal payments or redemption terms determined by reference to the value of an index, security, or other measure at a future time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities where the conversion terms relate to a particular commodity. The risks of investing in a hybrid instrument may, depending on the nature of the instrument, reflect a combination of the risks of investing in securities, options, futures, currencies or other types of investments, and will depend upon the terms of the instrument. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument, and may not be foreseen by the purchaser, such as financial or market developments, economic and political events, the supply and demand of the underlying assets, and interest rate movements. Hybrid instruments may be highly volatile and their use by a Fund may not be successful. The terms of a hybrid instrument may create investment leverage. Hybrid instruments are typically privately issued, presenting credit risk of the issuer, and may be highly illiquid and difficult to value.
Bank Loans
A Fund may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.
Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.
Certain Funds may receive or pay fees associated with investments in bank loans. These fees are included as interest income on a Fund’s Statement of Operations. These fees include all income and expenses associated with the processing and maintenance of these types of loans, including but not limited to consent fee income, amendment fees, and closing fees.
At December 31, 2024, the Funds had no unfunded bank loan commitments.
Repurchase Agreements
Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral. Due to the short-term nature of repurchase agreements, face value approximates fair value.

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Notes to Financial Statements (Continued)
When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions
A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.
These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value by MML Advisers. A Fund records on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, a Fund records a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.
Dollar Roll Transactions
A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type as the securities sold, but will be supported by different pools of mortgages.
Dollar rolls involve the risk that the Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the counterparty files for bankruptcy or becomes insolvent, a Fund’s use of the transaction proceeds may be restricted pending a determination by the counterparty or its representative, whether to enforce the Fund’s obligation to repurchase the securities. A Fund can incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar roll transaction.
A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income. Dollar roll transactions generally have the effect of creating leverage in a Fund’s portfolio.
Mortgage- and Asset-Backed Securities
A Fund may invest in mortgage- and asset-backed securities. Mortgage-backed securities, including collateralized mortgage obligations and certain stripped mortgage- backed securities, represent a participation in, or are secured by, mortgage loans. Mortgage-backed securities may include securities that are issued or guaranteed by U.S. Government agencies or instrumentalities or other issuers, including private companies. Asset-backed securities are generally structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as consumer loans or receivables and they may be backed by collateralized debt obligations (“CDOs”), including collateralized bond obligations and collateralized loan obligations (“CLOs”).
Investments in mortgage- and asset-backed securities subject a Fund to credit risk, interest rate risk, extension risk, and prepayment risk, among other risks. Certain of these risks may be higher for investments in mortgage-backed securities composed of subprime mortgages and investments in CDOs and CLOs backed by pools of high-risk, below investment grade debt securities. Mortgage-backed and asset-backed securities not issued by a government agency generally involve greater credit risk than securities issued by government agencies. Payment of principal and interest generally depends on the cash flows generated by the underlying assets and the terms of the security. A Fund’s investments in mortgage-backed securities may make a Fund’s net asset value more

153

Notes to Financial Statements (Continued)
susceptible to economic, market, political, and other developments affecting the residential and commercial real estate markets and the servicing of mortgage loans secured by real estate properties. Payments on mortgage-backed and many asset-backed investments typically include both interest and partial payment of principal. Principal may also be prepaid voluntarily, or as a result of refinancing or foreclosure. A Fund may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields. Investments that receive only the interest portion or the principal portion of payments on the underlying assets may be highly volatile. See a Fund’s Portfolio of Investments, if applicable, for mortgage-related and other asset-backed securities as of December 31, 2024.
Securities Lending
Each Fund, other than the Allocation Funds, Feeder Fund, and MML American Funds Core Allocation Fund, may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).
Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At December 31, 2024, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan and all of the Funds’ cash collateral was invested in the State Street Navigator Securities Lending Government Money Market Portfolio.
Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.
The Funds employ the Agent to implement their securities lending program and the Agent receives a fee from the Funds for its services. In addition, the Funds may be required to pay a rebate to the Borrower. Accordingly, a Fund’s compensation for lending its securities is reduced by any such fees or rebate paid to the Agent or Borrower, respectively. Income received by the Funds in securities lending transactions during the year ended December 31, 2024, is reflected as securities lending income on the Statement of Operations.
Accounting for Investment Transactions
Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income and realized capital gain distributions are recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.
Foreign Currency Translation
The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income

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Notes to Financial Statements (Continued)
and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.
Allocation of Operating Activity
In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets.
In addition, each of the Allocation Funds, Feeder Fund, and MML American Funds Core Allocation Fund will also incur certain fees and expenses indirectly as a shareholder in the Underlying Funds or the Master Fund. Because the Underlying Funds have varied expense and fee levels, and the Allocation Funds and MML American Funds Core Allocation Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses indirectly incurred by each of the Allocation Funds and MML American Funds Core Allocation Fund will vary.
Foreign Securities
The Global Fund invests a significant amount of its assets in foreign securities and each of the Foreign Fund and International Equity Fund invests substantially all of its assets in foreign securities. The other Funds, except for the Allocation Funds, Feeder Fund, and MML American Funds Core Allocation Fund, may also invest in foreign securities. In addition, certain Underlying Funds or the Master Fund may invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, public health, and diplomatic risks. In addition, fluctuations in currency exchange rates may favorably or unfavorably affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, less stringent investor protection and disclosure standards, less reliable settlement practices, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater volatility in currency exchange rates, and are more susceptible to environmental problems.
Market Risk
The value of a Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock and bond markets can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, public health, and other conditions, as well as investor perceptions of these conditions. A Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.
Federal Income Tax
It is each Fund’s intent to continue to comply with the provisions of Subchapter M of the Code applicable to a regulated investment company. Under such provisions, the Funds would not be subject to U.S. federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for U.S. federal income tax.
Dividends and Distributions to Shareholders
Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

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Notes to Financial Statements (Continued)
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.
3.	Investment Advisory Fees and Other Transactions
Investment Advisory Fees and Investment Subadvisers
MML Advisers, a wholly-owned subsidiary of MassMutual, serves as investment adviser to each Fund. Under the investment advisory agreements between MML Advisers and the Trust on behalf of each Fund, MML Advisers is responsible for providing investment management services for each Fund. In return for these services, MML Advisers receives investment advisory fees, based upon each Fund’s average daily net assets, computed and accrued daily and payable monthly, at the annual rates shown in the following table.

Fund	Investment Advisory Fee	Investment Subadviser(s)
Conservative Allocation Fund	0.10%	N/A
Balanced Allocation Fund	0.10%	N/A
Moderate Allocation Fund	0.10%	N/A
Growth Allocation Fund	0.10%	N/A
Aggressive Allocation Fund	0.10%	N/A
MML American Funds Growth Fund	0.15% on the first $500 million; and 0.125% on any excess over $500 million	N/A
MML American Funds Core Allocation Fund	0.20% on the first $750 million; and 0.175% on any excess over $750 million	N/A
Blue Chip Growth Fund	0.75% on the first $400 million; and 0.70% on any excess over $400 million	T. Rowe Price Associates, Inc.
Equity Income Fund	0.75% on the first $500 million; and 0.70% on any excess over $500 million	T. Rowe Price Associates, Inc.
Equity Index Fund	0.10% on the first $500 million; and 0.08% on any excess over $500 million	Northern Trust Investments, Inc.
Focused Equity Fund	0.70% on the first $250 million; and 0.60% on any excess over $250 million	Wellington Management Company LLP
Foreign Fund	0.86% on the first $500 million; and 0.82% on any excess over $500 million	Thompson, Siegel & Walmsley LLC
Fundamental Equity Fund	0.60% on the first $250 million; and 0.58% on any excess over $250 million	Invesco Advisers, Inc.
Fundamental Value Fund	0.60% on the first $500 million; and 0.575% on any excess over $500 million	Boston Partners Global Investors, Inc.
Global Fund	0.60% on the first $500 million; and 0.55% on any excess over $500 million	Massachusetts Financial Services Company
Income & Growth Fund	0.65% on the first $500 million; and 0.60% on any excess over $500 million	Barrow, Hanley, Mewhinney & Strauss, LLC
International Equity Fund	0.80% on the first $250 million; and 0.75% on any excess over $250 million	Harris Associates L.P.; and Massachusetts Financial Services Company
Large Cap Growth Fund	0.65% on the first $500 million; and 0.60% on any excess over $500 million	Loomis, Sayles & Company, L.P.
Managed Volatility Fund	0.75% on the first $500 million; and 0.70% on any excess over $500 million	Gateway Investment Advisers, LLC
Mid Cap Growth Fund*	0.77% on the first $500 million; and 0.75% on any excess over $500 million	T. Rowe Price Associates, Inc.; and Wellington Management Company LLP
Mid Cap Value Fund	0.84% on the first $500 million; and 0.80% on any excess over $500 million	American Century Investment Management, Inc.

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Notes to Financial Statements (Continued)

Fund	Investment Advisory Fee	Investment Subadviser(s)
Small Cap Growth Equity Fund	1.04% on the first $200 million; and 1.00% on any excess over $200 million	Wellington Management Company LLP
Small Company Value Fund	0.80% on the first $150 million; and 0.70% on any excess over $150 million	American Century Investment Management, Inc.
Small/Mid Cap Value Fund	0.75% on the first $500 million; and 0.70% on any excess over $500 million	AllianceBernstein L.P.
Sustainable Equity Fund	0.50% on the first $500 million; and 0.475% on any excess over $500 million	American Century Investment Management, Inc.
Total Return Bond Fund	0.40% on the first $500 million; and 0.38% on any excess over $500 million	Metropolitan West Asset Management, LLC

*
T. Rowe Price Investment Management, Inc. serves as a sub-subadviser to the portion of the Fund subadvised by T. Rowe Price Associates, Inc.
MML Advisers has also entered into investment subadvisory agreements for certain Funds with the unaffiliated investment subadviser(s) shown in the preceding table. MML Advisers pays a subadvisory fee to each of these subadvisers based upon the aggregate net assets under management which include (1) the average daily net assets of the specified Fund which it manages, and, if applicable, (2) the average daily net assets of other Funds or accounts of MML Advisers or its affiliates for which the subadviser provides subadvisory services.
The applicable Funds’ subadvisory fees are paid monthly by MML Advisers out of the advisory fees.

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Notes to Financial Statements (Continued)
Administration Fees
For the Funds noted below, under a separate Administrative and Shareholder Services Agreement between the Trust and MML Advisers, on behalf of each Fund, MML Advisers is obligated to provide administrative and shareholder services and bear some Fund-specific administrative expenses. In return for these services, MML Advisers receives an administrative services fee, based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

	Class I	Class II	Class III	Service Class I
MML American Funds Growth Fund	N/A	N/A	N/A	0.25%
MML American Funds Core Allocation Fund	N/A	N/A	N/A	0.25%
Equity Index Fund	0.30%	0.15%	None	0.30%
Focused Equity Fund	N/A	0.15%	N/A	0.15%
Fundamental Equity Fund	N/A	0.15%	N/A	0.15%
Fundamental Value Fund	N/A	0.15%	N/A	0.15%
Global Fund	0.15%	0.15%	N/A	0.15%
International Equity Fund	N/A	0.15%	N/A	0.15%
Small Company Value Fund	N/A	0.15%	N/A	0.15%
Total Return Bond Fund	N/A	0.15%	N/A	0.15%

Distribution and Service Fees
MML Distributors, LLC (the “Distributor”) acts as distributor to the Funds. Pursuant to a Distribution and Services Plan adopted by the Funds pursuant to Rule 12b-1 under the 1940 Act, Service Class shares and Service Class I shares of the Funds pay an annual fee of 0.25% of the average daily net asset value of Service Class shares and Service Class I shares. This fee, or a portion thereof, is paid to: (i) the Distributor for services provided and expenses incurred by it in connection with the distribution of Service Class shares or Service Class I shares, as applicable, of each Fund; and/or (ii) MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Service Class and Service Class I shareholders. The Distributor is a wholly-owned subsidiary of MassMutual.
Expense Caps and Waivers
Effective May 1, 2024, MML Advisers has agreed to cap the fees and expenses of the Fund noted below (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses#, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2025, based upon the average daily net assets of the applicable class of shares of the Fund, as follows:

	Class II	Service Class I
MML Small Company Value Fund	0.99%	1.24%

#	Acquired Fund Fees and Expenses are expenses borne indirectly by a Fund through investments in other pooled investment vehicles.
Prior to May 1, 2024, MML Advisers had agreed to cap the fees and expenses of the Fund noted below (other than extraordinary legal and other expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) based upon the average daily net assets of the applicable class of shares of the Fund, as follows:

Service Class I
MML American Funds Core Allocation Fund	1.01%

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Notes to Financial Statements (Continued)
MML Advisers has agreed to waive 0.10% of the investment advisory fee of the International Equity Fund through April 30, 2025.
MML Advisers has agreed to waive 0.03% of the investment advisory fee of the Small Cap Growth Equity Fund through April 30, 2025.
Prior to May 1, 2024, MML Advisers had agreed to voluntarily waive 0.03% of the investment advisory fee of the Equity Income Fund.
Prior to May 1, 2024, MML Advisers had agreed to waive 0.01% of the investment advisory fee of the Foreign Fund.
Prior to May 1, 2024, MML Advisers had agreed to waive 0.02% of the investment advisory fee of the Fundamental Value Fund.
Prior to May 1, 2024, MML Advisers had agreed to waive 0.15% of the investment advisory fee of the Small Company Value Fund.
Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.
Rebated Brokerage Commissions
The Funds listed below have entered into agreements with certain brokers whereby the brokers will rebate to the Funds, in cash, a portion of brokerage commissions. Rebated brokerage commissions are amounts earned by the Funds and are included with realized gain or loss on investment transactions presented in the Statements of Operations. For the year ended December 31, 2024, brokerage commissions rebated under these agreements were as follows:

Rebated Commissions
Focused Equity Fund	$ 178
Foreign Fund	1,729
Fundamental Equity Fund	2,253
Income & Growth Fund	223
Large Cap Growth Fund	3,418
Managed Volatility Fund	234
Mid Cap Growth Fund	866
Small Cap Growth Equity Fund	1,727
Small/Mid Cap Value Fund	8,683

Deferred Compensation
Trustees of the Funds who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and are included within Payables for Trustees’ fees and expenses in the Statements of Assets and Liabilities.
Other
Certain officers and trustees of the Funds may also be employees of MassMutual. The compensation of a trustee who is not an employee of MassMutual is borne by the Funds.
4.	Purchases and Sales of Investments
Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) and in Underlying Funds or the Master Fund, for the year ended December 31, 2024, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
Conservative Allocation Fund	$—	$37,510,578	$—	$79,675,123
Balanced Allocation Fund	—	44,216,157	—	90,435,261
Moderate Allocation Fund	—	129,627,433	—	332,429,541
Growth Allocation Fund	—	136,208,951	—	219,887,327
Aggressive Allocation Fund	—	23,410,061	—	38,367,421

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Notes to Financial Statements (Continued)

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
MML American Funds Growth Fund	$—	$24,070,318	$—	$44,304,291
MML American Funds Core Allocation Fund	—	65,448,781	—	208,247,066
Blue Chip Growth Fund	—	75,705,430	—	182,778,990
Equity Income Fund	—	64,115,303	—	124,263,677
Equity Index Fund	—	14,685,448	—	164,943,724
Focused Equity Fund	—	120,461,144	—	172,400,878
Foreign Fund	—	19,944,969	—	46,343,172
Fundamental Equity Fund	—	57,568,474	—	91,631,744
Fundamental Value Fund	—	103,984,025	—	129,472,597
Global Fund	—	23,626,614	—	39,443,007
Income & Growth Fund	—	42,522,605	—	82,718,375
International Equity Fund	—	44,815,049	—	70,011,081
Large Cap Growth Fund	—	27,872,107	—	83,374,166
Managed Volatility Fund	—	5,652,337	—	26,620,352
Mid Cap Growth Fund	—	143,226,230	—	192,914,943
Mid Cap Value Fund	—	137,887,177	—	173,288,783
Small Cap Growth Equity Fund	—	68,208,780	—	84,989,182
Small Company Value Fund	—	26,966,117	—	41,045,296
Small/Mid Cap Value Fund	—	73,313,264	—	93,164,847
Sustainable Equity Fund	—	42,917,836	—	65,611,179
Total Return Bond Fund	1,828,409,412	35,343,638	1,818,484,555	68,425,873

The Funds may purchase from, or sell securities to, other affiliated Funds under procedures adopted by the Trustees. These procedures have been designed to ensure that cross trades conducted by the Funds comply with Rule 17a-7 under the 1940 Act. The cross trades disclosed in the table below are included within the respective purchases and sales amounts shown in the table above, as applicable.

	Purchases	Sales	Realized Gains/Losses
Focused Equity Fund	$ 826,711	$—	$—
Global Fund	985,993	137,494	81,368
International Equity Fund	13,237	—	—
Mid Cap Growth Fund	2,288,521	—	—
Mid Cap Value Fund	9,178	30,856	(2,341)
Small Cap Growth Equity Fund	—	422,072	195,094

160

Notes to Financial Statements (Continued)
5.	Capital Share Transactions
Changes in shares outstanding for each Fund were as follows :

	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Conservative Allocation Fund Initial Class
Sold	176,374	$1,477,401	567,550	$4,429,881
Issued as reinvestment of dividends	188,411	1,584,538	913,489	6,860,306
Redeemed	(1,576,025)	(12,989,371)	(1,658,856)	(13,341,156)
Net increase (decrease)	(1,211,240)	$ (9,927,432)	(177,817)	$ (2,050,969)
Conservative Allocation Fund Service Class
Sold	1,151,525	$9,386,379	860,209	$6,924,991
Issued as reinvestment of dividends	556,553	4,619,386	3,127,729	23,207,751
Redeemed	(6,401,548)	(52,198,952)	(6,385,687)	(50,884,223)
Net increase (decrease)	(4,693,470)	$(38,193,187)	(2,397,749)	$(20,751,481)
Balanced Allocation Fund Initial Class
Sold	549,617	$4,655,558	372,086	$3,132,841
Issued as reinvestment of dividends	200,726	1,752,341	1,141,217	8,787,372
Redeemed	(1,822,164)	(15,559,873)	(1,941,758)	(16,263,015)
Net increase (decrease)	(1,071,821)	$(9,151,974)	(428,455)	$(4,342,802)
Balanced Allocation Fund Service Class
Sold	991,486	$8,419,395	896,600	$7,279,482
Issued as reinvestment of dividends	567,491	4,897,445	3,754,388	28,608,437
Redeemed	(6,965,949)	(58,895,751)	(6,321,832)	(51,833,026)
Net increase (decrease)	(5,406,972)	$(45,578,911)	(1,670,844)	$(15,945,107)
Moderate Allocation Fund Initial Class
Sold	676,316	$6,007,591	486,516	$4,208,625
Issued as reinvestment of dividends	484,611	4,409,963	3,522,605	27,899,030
Redeemed	(3,896,193)	(34,689,392)	(3,851,518)	(32,966,535)
Net increase (decrease)	(2,735,266)	$(24,271,838)	157,603	$(858,880)
Moderate Allocation Fund Service Class
Sold	1,571,848	$13,626,952	1,500,427	$12,748,408
Issued as reinvestment of dividends	1,814,481	16,257,753	16,398,468	127,908,053
Redeemed	(27,698,262)	(242,615,420)	(26,722,273)	(227,355,739)
Net increase (decrease)	(24,311,933)	$(212,730,715)	(8,823,378)	$(86,699,278)
Growth Allocation Fund Initial Class
Sold	585,732	$4,496,529	1,232,995	$8,834,689
Issued as reinvestment of dividends	725,690	5,718,438	7,933,275	53,232,273
Redeemed	(5,958,679)	(45,831,414)	(7,046,901)	(51,840,300)
Net increase (decrease)	(4,647,257)	$(35,616,447)	2,119,369	$10,226,662
Growth Allocation Fund Service Class
Sold	1,334,499	$10,156,092	1,335,824	$9,938,626
Issued as reinvestment of dividends	1,077,686	8,395,177	13,764,370	91,395,416
Redeemed	(13,742,587)	(104,233,895)	(10,241,272)	(75,509,560)
Net increase (decrease)	(11,330,402)	$(85,682,626)	4,858,922	$25,824,482

161

Notes to Financial Statements (Continued)

	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Aggressive Allocation Fund Initial Class
Sold	431,966	$3,862,898	441,822	$3,768,139
Issued as reinvestment of dividends	195,113	1,775,525	1,085,147	8,377,332
Redeemed	(1,229,963)	(11,038,863)	(1,110,630)	(9,335,070)
Net increase (decrease)	(602,884)	$(5,400,440)	416,339	$2,810,401
Aggressive Allocation Fund Service Class
Sold	344,215	$2,991,386	315,728	$2,571,521
Issued as reinvestment of dividends	213,093	1,892,264	1,324,086	9,983,611
Redeemed	(2,072,506)	(18,035,816)	(1,433,023)	(11,936,760)
Net increase (decrease)	(1,515,198)	$(13,152,166)	206,791	$618,372
MML American Funds Growth Fund Service Class I
Sold	2,119,827	$33,858,785	1,632,571	$21,511,374
Issued as reinvestment of dividends	1,325,364	20,251,569	3,025,096	37,269,186
Redeemed	(3,817,617)	(59,859,286)	(3,003,475)	(40,740,226)
Net increase (decrease)	(372,426)	$(5,748,932)	1,654,192	$18,040,334
MML American Funds Core Allocation Fund Service Class I
Sold	1,843,560	$19,851,303	993,763	$10,016,934
Issued as reinvestment of dividends	1,984,574	21,532,629	10,940,397	101,964,498
Redeemed	(17,105,497)	(182,128,127)	(13,081,599)	(134,369,777)
Net increase (decrease)	(13,277,363)	$(140,744,195)	(1,147,439)	$(22,388,345)
Blue Chip Growth Fund Initial Class
Sold	874,900	$16,041,640	650,373	$8,533,174
Issued as reinvestment of dividends	1,188,375	22,068,122	—	—
Redeemed	(5,480,252)	(102,761,815)	(4,806,187)	(65,594,858)
Net increase (decrease)	(3,416,977)	$(64,652,053)	(4,155,814)	$(57,061,684)
Blue Chip Growth Fund Service Class
Sold	602,152	$10,371,883	603,517	$7,334,611
Issued as reinvestment of dividends	824,774	13,955,171	—	—
Redeemed	(1,902,784)	(32,825,530)	(1,844,872)	(23,125,220)
Net increase (decrease)	(475,858)	$(8,498,476)	(1,241,355)	$(15,790,609)
Equity Income Fund Initial Class
Sold	1,351,577	$13,975,279	914,263	$8,952,153
Issued as reinvestment of dividends	2,322,975	23,787,262	3,143,843	28,640,413
Redeemed	(6,361,617)	(66,228,227)	(6,169,773)	(61,559,894)
Net increase (decrease)	(2,687,065)	$ (28,465,686)	(2,111,667)	$ (23,967,328)
Equity Income Fund Service Class
Sold	324,501	$3,316,700	358,712	$3,524,932
Issued as reinvestment of dividends	597,419	5,992,116	844,527	7,558,521
Redeemed	(1,469,727)	(15,109,011)	(1,764,433)	(16,935,976)
Net increase (decrease)	(547,807)	$(5,800,195)	(561,194)	$(5,852,523)
Equity Index Fund Class I
Sold	53,743	$1,825,354	97,966	$2,810,906
Issued as reinvestment of dividends	68,561	2,346,847	200,506	5,509,911
Redeemed	(365,890)	(12,493,079)	(250,495)	(7,292,435)
Net increase (decrease)	(243,586)	$(8,320,878)	47,977	$1,028,382

162

Notes to Financial Statements (Continued)

	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Equity Index Fund Class II
Sold	382,612	$12,791,800	281,173	$8,155,840
Issued as reinvestment of dividends	305,214	10,423,066	822,621	22,556,267
Redeemed	(927,097)	(30,877,440)	(666,866)	(19,183,296)
Net increase (decrease)	(239,271)	$(7,662,574)	436,928	$11,528,811
Equity Index Fund Class III
Sold	264,078	$8,918,444	222,309	$6,365,727
Issued as reinvestment of dividends	488,903	16,642,273	1,212,026	33,124,662
Redeemed	(3,806,586)	(129,738,790)	(542,838)	(16,197,944)
Net increase (decrease)	(3,053,605)	$(104,178,073)	891,497	$23,292,445
Equity Index Fund Service Class I
Sold	83,684	$2,613,495	93,113	$2,508,327
Issued as reinvestment of dividends	37,780	1,218,781	142,088	3,687,187
Redeemed	(453,372)	(14,406,099)	(430,027)	(11,693,454)
Net increase (decrease)	(331,908)	$(10,573,823)	(194,826)	$(5,497,940)
Focused Equity Fund Class II
Sold	1,149,333	$8,665,017	1,316,179	$9,041,952
Issued as reinvestment of dividends	1,834,612	13,979,743	3,989,634	26,610,858
Redeemed	(8,500,462)	(64,107,458)	(7,881,665)	(55,745,680)
Net increase (decrease)	(5,516,517)	$(41,462,698)	(2,575,852)	$(20,092,870)
Focused Equity Fund Service Class I
Sold	193,242	$1,390,683	413,410	$2,816,262
Issued as reinvestment of dividends	171,417	1,237,630	368,243	2,334,663
Redeemed	(727,696)	(5,215,113)	(664,179)	(4,478,370)
Net increase (decrease)	(363,037)	$(2,586,800)	117,474	$672,555
Foreign Fund Initial Class
Sold	1,288,371	$12,542,527	691,720	$6,194,069
Issued as reinvestment of dividends	489,603	4,989,052	267,964	2,344,684
Redeemed	(3,551,581)	(35,103,079)	(4,257,819)	(37,600,935)
Net increase(decrease)	(1,773,607)	$ (17,571,500)	(3,298,135)	$ (29,062,182)
Foreign Fund Service Class
Sold	80,941	$779,360	109,957	$970,290
Issued as reinvestment of dividends	25,590	259,227	12,989	113,003
Redeemed	(170,671)	(1,673,232)	(213,275)	(1,890,264)
Net increase(decrease)	(64,140)	$(634,645)	(90,329)	$(806,971)
Fundamental Equity Fund Class II
Sold	286,189	$3,214,381	63,630	$597,874
Issued as reinvestment of dividends	973,326	10,794,188	120,901	1,136,473
Redeemed	(3,201,488)	(36,188,296)	(6,119,576)	(56,403,552)
Net increase (decrease)	(1,941,973)	$(22,179,727)	(5,935,045)	$(54,669,205)
Fundamental Equity Fund Service Class I
Sold	292,702	$3,086,083	292,275	$2,563,401
Issued as reinvestment of dividends	226,778	2,369,835	18,205	162,393
Redeemed	(435,152)	(4,662,577)	(462,451)	(4,091,286)
Net increase (decrease)	84,328	$793,341	(151,971)	$(1,365,492)

163

Notes to Financial Statements (Continued)

	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Fundamental Value Fund Class II
Sold	1,018,155	$12,950,757	414,789	$4,742,719
Issued as reinvestment of dividends	988,818	12,528,324	924,968	10,304,142
Redeemed	(3,110,168)	(40,569,098)	(2,212,811)	(25,481,652)
Net increase (decrease)	(1,103,195)	$(15,090,017)	(873,054)	$(10,434,791)
Fundamental Value Fund Service Class I
Sold	292,920	$3,632,876	260,052	$2,915,312
Issued as reinvestment of dividends	184,649	2,254,568	149,075	1,605,538
Redeemed	(385,550)	(4,862,863)	(452,807)	(5,052,801)
Net increase (decrease)	92,019	$1,024,581	(43,680)	$(531,951)
Global Fund Class I
Sold	1,313,563	$5,727,678	1,103,313	$4,648,453
Issued as reinvestment of dividends	1,310,991	5,650,370	1,678,793	6,664,808
Redeemed	(4,104,560)	(17,894,891)	(6,690,208)	(28,311,274)
Net increase (decrease)	(1,480,006)	$(6,516,843)	(3,908,102)	$(16,998,013)
Global Fund Class II
Sold	82,383	$389,405	106,470	$484,334
Issued as reinvestment of dividends	185,046	869,718	236,332	1,018,592
Redeemed	(534,728)	(2,541,601)	(500,615)	(2,268,169)
Net increase (decrease)	(267,299)	$(1,282,478)	(157,813)	$(765,243)
Global Fund Service Class I
Sold	280,589	$1,139,169	499,560	$1,968,121
Issued as reinvestment of dividends	340,209	1,377,848	414,992	1,556,219
Redeemed	(823,020)	(3,379,538)	(709,086)	(2,796,376)
Net increase (decrease)	(202,222)	$(862,521)	205,466	$727,964
Income & Growth Fund Initial Class
Sold	467,313	$4,687,977	351,845	$3,460,585
Issued as reinvestment of dividends	1,871,236	18,300,690	2,293,247	21,327,198
Redeemed	(4,252,630)	(43,732,996)	(7,398,273)	(75,524,182)
Net increase (decrease)	(1,914,081)	$ (20,744,329)	(4,753,181)	$ (50,736,399)
Income & Growth Fund Service Class
Sold	204,619	$2,055,625	241,580	$2,485,318
Issued as reinvestment of dividends	472,134	4,499,439	445,164	4,050,989
Redeemed	(492,444)	(5,035,067)	(495,709)	(4,955,845)
Net increase (decrease)	184,309	$1,519,997	191,035	$1,580,462
International Equity Fund Class II
Sold	2,205,055	$23,267,491	3,920,899	$37,447,701
Issued as reinvestment of dividends	320,246	3,481,078	296,845	2,843,779
Redeemed	(4,906,787)	(51,839,512)	(4,237,838)	(41,098,971)
Net increase (decrease)	(2,381,486)	$(25,090,943)	(20,094)	$(807,491)
International Equity Fund Service Class I
Sold	124,350	$1,291,193	175,743	$1,698,059
Issued as reinvestment of dividends	13,383	143,734	10,916	103,488
Redeemed	(135,612)	(1,419,840)	(132,327)	(1,272,682)
Net increase (decrease)	2,121	$15,087	54,332	$528,865

164

Notes to Financial Statements (Continued)

	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Large Cap Growth Fund Initial Class
Sold	1,002,892	$15,093,507	728,676	$9,109,753
Issued as reinvestment of dividends	854,418	12,952,977	900,043	11,259,533
Redeemed	(4,612,328)	(72,565,183)	(2,154,492)	(26,598,915)
Net increase (decrease)	(2,755,018)	$(44,518,699)	(525,773)	$(6,229,629)
Large Cap Growth Fund Service Class
Sold	531,089	$7,665,424	376,163	$4,584,724
Issued as reinvestment of dividends	207,308	2,929,260	145,337	1,707,712
Redeemed	(454,615)	(6,716,006)	(253,924)	(2,937,703)
Net increase (decrease)	283,782	$3,878,678	267,576	$3,354,733
Managed Volatility Fund Initial Class
Sold	505,454	$6,399,026	214,727	$2,892,538
Issued as reinvestment of dividends	240,451	3,142,943	1,328,332	15,573,644
Redeemed	(1,321,328)	(17,282,907)	(1,176,487)	(15,366,015)
Net increase (decrease)	(575,423)	$(7,740,938)	366,572	$3,100,167
Managed Volatility Fund Service Class
Sold	92,519	$1,171,062	37,050	$480,926
Issued as reinvestment of dividends	47,287	613,168	290,165	3,375,437
Redeemed	(326,797)	(4,239,471)	(352,669)	(4,577,204)
Net increase (decrease)	(186,991)	$(2,455,241)	(25,454)	$(720,841)
Mid Cap Growth Fund Initial Class
Sold	1,062,231	$11,880,246	1,285,401	$12,164,633
Issued as reinvestment of dividends	1,220,093	13,408,823	—	—
Redeemed	(4,074,622)	(45,830,190)	(4,075,131)	(39,546,006)
Net increase (decrease)	(1,792,298)	$(20,541,121)	(2,789,730)	$(27,381,373)
Mid Cap Growth Fund Service Class
Sold	286,498	$2,858,056	408,348	$3,521,879
Issued as reinvestment of dividends	529,024	5,152,696	—	—
Redeemed	(1,852,554)	(18,576,624)	(1,589,851)	(13,813,944)
Net increase (decrease)	(1,037,032)	$ (10,565,872)	(1,181,503)	$ (10,292,065)
Mid Cap Value Fund Initial Class
Sold	1,616,648	$13,059,944	1,100,699	$9,435,112
Issued as reinvestment of dividends	1,457,961	11,955,281	5,516,518	40,822,235
Redeemed	(5,808,079)	(47,417,812)	(5,335,509)	(46,471,187)
Net increase (decrease)	(2,733,470)	$(22,402,587)	1,281,708	$3,786,160
Mid Cap Value Fund Service Class
Sold	384,510	$3,019,568	374,205	$3,207,271
Issued as reinvestment of dividends	307,509	2,432,394	1,215,381	8,702,127
Redeemed	(1,118,536)	(8,810,985)	(1,199,402)	(9,947,322)
Net increase (decrease)	(426,517)	$(3,359,023)	390,184	$1,962,076
Small Cap Growth Equity Fund Initial Class
Sold	1,333,599	$13,758,774	1,266,239	$10,977,241
Issued as reinvestment of dividends	5,379	58,539	—	—
Redeemed	(2,801,909)	(29,005,621)	(2,292,082)	(20,298,477)
Net increase (decrease)	(1,462,931)	$(15,188,308)	(1,025,843)	$(9,321,236)

165

Notes to Financial Statements (Continued)

	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Small Cap Growth Equity Fund Service Class
Sold	240,724	$2,174,228	318,319	$2,397,454
Issued as reinvestment of dividends	—	—	—	—
Redeemed	(469,680)	(4,201,459)	(482,979)	(3,645,833)
Net increase (decrease)	(228,956)	$(2,027,231)	(164,660)	$(1,248,379)
Small Company Value Fund Class II
Sold	229,372	$2,015,573	41,722	$319,049
Issued as reinvestment of dividends	61,960	560,114	79,827	613,071
Redeemed	(1,427,273)	(12,542,647)	(1,125,792)	(8,672,953)
Net increase (decrease)	(1,135,941)	$(9,966,960)	(1,004,243)	$(7,740,833)
Small Company Value Fund Service Class I
Sold	124,648	$1,002,057	180,788	$1,235,288
Issued as reinvestment of dividends	31,375	258,844	38,598	270,571
Redeemed	(702,992)	(5,602,770)	(592,767)	(4,172,259)
Net increase (decrease)	(546,969)	$(4,341,869)	(373,381)	$(2,666,400)
Small/Mid Cap Value Fund Initial Class
Sold	824,458	$7,551,127	482,249	$4,191,670
Issued as reinvestment of dividends	865,424	7,909,972	1,806,125	14,647,673
Redeemed	(2,664,134)	(24,500,374)	(2,102,625)	(18,533,682)
Net increase (decrease)	(974,252)	$(9,039,275)	185,749	$305,661
Small/Mid Cap Value Fund Service Class
Sold	160,127	$1,434,583	137,192	$1,195,166
Issued as reinvestment of dividends	186,187	1,664,515	405,692	3,225,249
Redeemed	(636,931)	(5,743,079)	(431,711)	(3,693,240)
Net increase (decrease)	(290,617)	$(2,643,981)	111,173	$727,175
Sustainable Equity Fund Initial Class
Sold	58,853	$956,010	68,662	$1,136,128
Issued as reinvestment of dividends	337,959	5,474,934	2,061,844	27,711,185
Redeemed	(1,031,732)	(16,773,092)	(759,942)	(12,484,164)
Net increase (decrease)	(634,920)	$(10,342,148)	1,370,564	$16,363,149
Sustainable Equity Fund Service Class
Sold	61,437	$951,324	110,455	$1,572,044
Issued as reinvestment of dividends	181,809	2,890,763	1,120,993	14,819,528
Redeemed	(603,168)	(9,569,088)	(475,152)	(8,040,733)
Net increase (decrease)	(359,922)	$(5,727,001)	756,296	$8,350,839
Total Return Bond Fund Class II
Sold	3,859,996	$34,324,584	9,225,287	$81,673,058
Issued as reinvestment of dividends	1,192,194	10,741,672	818,725	7,000,097
Redeemed	(7,342,849)	(65,588,153)	(6,720,828)	(59,233,632)
Net increase (decrease)	(2,290,659)	$(20,521,897)	3,323,184	$29,439,523
Total Return Bond Fund Service Class I
Sold	952,729	$8,341,166	559,290	$4,827,862
Issued as reinvestment of dividends	165,341	1,469,882	95,372	805,890
Redeemed	(588,602)	(5,185,060)	(732,857)	(6,364,662)
Net increase (decrease)	529,468	$4,625,988	(78,195)	$(730,910)

166

Notes to Financial Statements (Continued)
6.	Federal Income Tax Information
At December 31, 2024, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a U.S. federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Conservative Allocation Fund	$269,922,542	$5,342,052	$(34,918,079)	$(29,576,027)
Balanced Allocation Fund	318,068,751	7,292,827	(33,914,523)	(26,621,696)
Moderate Allocation Fund	1,079,878,352	33,239,114	(108,948,098)	(75,708,984)
Growth Allocation Fund	951,704,068	34,987,902	(75,200,174)	(40,212,272)
Aggressive Allocation Fund	127,033,641	4,748,791	(9,291,757)	(4,542,966)
MML American Funds Growth Fund	211,920,086	82,122,884	—	82,122,884
MML American Funds Core Allocation Fund	556,609,007	56,748,132	(31,175,996)	25,572,136
Blue Chip Growth Fund	279,434,856	220,198,014	(6,790,585)	213,407,429
Equity Income Fund	257,997,723	77,731,913	(12,145,853)	65,586,060
Equity Index Fund	286,379,298	371,510,363	(14,534,416)	356,975,947
Focused Equity Fund	215,634,181	42,996,260	(1,767,912)	41,228,348
Foreign Fund	149,691,101	25,512,152	(17,869,973)	7,642,179
Fundamental Equity Fund	101,859,928	38,694,935	(2,391,821)	36,303,114
Fundamental Value Fund	134,226,854	31,087,219	(2,852,372)	28,234,847
Global Fund	100,418,739	27,271,103	(7,110,743)	20,160,360
Income & Growth Fund	114,962,791	26,459,972	(5,194,697)	21,265,275
International Equity Fund	225,595,506	24,969,833	(28,044,169)	(3,074,336)
Large Cap Growth Fund	138,815,796	81,743,112	(4,823,079)	76,920,033
Managed Volatility Fund	74,397,220	28,815,914	(2,316,262)	26,499,652
Mid Cap Growth Fund	264,090,540	75,664,636	(14,370,996)	61,293,640
Mid Cap Value Fund	251,118,710	16,095,195	(17,717,916)	(1,622,721)
Small Cap Growth Equity Fund	124,683,032	34,932,874	(10,649,845)	24,283,029
Small Company Value Fund	64,115,913	7,342,549	(5,777,779)	1,564,770
Small/Mid Cap Value Fund	121,956,372	17,216,676	(10,101,735)	7,114,941
Sustainable Equity Fund	97,934,880	49,906,879	(2,727,466)	47,179,413
Total Return Bond Fund	361,358,443	1,405,154	(15,663,858)	(14,258,704)

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years. Capital losses may be carried forward indefinitely, and retain the character of the original loss.
At December 31, 2024, the following Fund(s) had accumulated capital loss carryforwards:

	Short Term Capital Loss Carryforward	Long Term Capital Loss Carryforward
Conservative Allocation Fund	$(2,160,842)	$(6,952,637)
Moderate Allocation Fund	—	(7,239,074)
Small Cap Growth Equity Fund	(1,034,119)	—
Small Company Value Fund	—	(96,755)
Total Return Bond Fund	(25,998,961)	(28,031,764)

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

167

Notes to Financial Statements (Continued)
The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended December 31, 2024, was as follows:

	Ordinary Income	Long Term Capital Gain
Conservative Allocation Fund	$6,203,924	$—
Balanced Allocation Fund	6,649,786	—
Moderate Allocation Fund	20,667,716	—
Growth Allocation Fund	13,516,698	596,917
Aggressive Allocation Fund	1,327,116	2,340,673
MML American Funds Growth Fund	—	20,251,569
MML American Funds Core Allocation Fund	11,093,247	10,439,382
Blue Chip Growth Fund	—	36,023,293
Equity Income Fund	8,582,564	21,196,814
Equity Index Fund	8,863,111	21,767,856
Focused Equity Fund	2,678,099	12,539,274
Foreign Fund	5,248,279	—
Fundamental Equity Fund	3,382,692	9,781,331
Fundamental Value Fund	1,595,262	13,187,630
Global Fund	1,273,234	6,624,702
Income & Growth Fund	3,079,534	19,720,595
International Equity Fund	3,624,812	—
Large Cap Growth Fund	—	15,882,237
Managed Volatility Fund	557,925	3,198,186
Mid Cap Growth Fund	288,102	18,273,417
Mid Cap Value Fund	7,221,451	7,166,224
Small Cap Growth Equity Fund	58,539	—
Small Company Value Fund	818,958	—
Small/Mid Cap Value Fund	2,529,045	7,045,442
Sustainable Equity Fund	1,347,593	7,018,104
Total Return Bond Fund	12,211,554	—

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended December 31, 2023, was as follows:

	Ordinary Income	Long Term Capital Gain
Conservative Allocation Fund	$8,813,366	$21,254,691
Balanced Allocation Fund	9,929,056	27,466,753
Moderate Allocation Fund	36,600,022	119,207,061
Growth Allocation Fund	25,708,092	118,919,597
Aggressive Allocation Fund	3,429,288	14,931,655
MML American Funds Growth Fund	3,193,498	34,075,688
MML American Funds Core Allocation Fund	25,844,396	76,120,102
Blue Chip Growth Fund	—	—
Equity Income Fund	8,812,200	27,386,734
Equity Index Fund	8,703,107	56,174,920
Focused Equity Fund	2,726,471	26,219,050
Foreign Fund	2,457,687	—
Fundamental Equity Fund	1,298,866	—

168

Notes to Financial Statements (Continued)

	Ordinary Income	Long Term Capital Gain
Fundamental Value Fund	$2,073,038	$9,836,642
Global Fund	1,132,297	8,107,322
Income & Growth Fund	4,406,696	20,971,491
International Equity Fund	2,947,267	—
Large Cap Growth Fund	—	12,967,245
Managed Volatility Fund	3,202,322	15,746,759
Mid Cap Growth Fund	—	—
Mid Cap Value Fund	10,436,912	39,087,450
Small Cap Growth Equity Fund	—	—
Small Company Value Fund	707,557	176,085
Small/Mid Cap Value Fund	2,677,479	15,195,443
Sustainable Equity Fund	1,162,000	41,368,713
Total Return Bond Fund	7,805,987	—

The following Fund(s) have elected to pass through the foreign tax credit for the year ended December 31, 2024:

Amount
Conservative Allocation Fund	$59,287
Balanced Allocation Fund	87,091
Moderate Allocation Fund	360,717
Growth Allocation Fund	394,164
Aggressive Allocation Fund	64,354
MML American Funds Core Allocation Fund	199,763
Foreign Fund	362,495
Global Fund	118,139
International Equity Fund	555,412

Capital accounts within the financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At December 31, 2024, temporary book and tax accounting differences were primarily attributable to the deferral of wash sale losses, deferred Trustee compensation, and other temporary basis adjustments.
At December 31, 2024, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss) Carryover	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total
Conservative Allocation Fund	$7,107,845	$(9,113,479)	$(38,050)	$(29,576,027)	$(31,619,711)
Balanced Allocation Fund	7,702,161	12,406	(46,041)	(26,621,696)	(18,953,170)
Moderate Allocation Fund	23,256,371	(7,239,074)	(171,733)	(75,708,984)	(59,863,420)
Growth Allocation Fund	16,655,828	36,170,346	(134,273)	(40,212,272)	12,479,629
Aggressive Allocation Fund	1,633,060	3,557,783	(11,389)	(4,542,966)	636,488
MML American Funds Growth Fund	—	21,170,331	(13,460)	82,122,884	103,279,755
MML American Funds Core Allocation Fund	10,567,731	29,298,423	(71,589)	25,572,136	65,366,701
Blue Chip Growth Fund	974,856	87,299,700	(39,311)	213,407,429	301,642,674
Equity Income Fund	6,803,393	39,479,671	(52,148)	65,586,089	111,817,005
Equity Index Fund	8,100,114	103,762,100	(70,202)	356,975,947	468,767,959

169

Notes to Financial Statements (Continued)

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss) Carryover	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total
Focused Equity Fund	$2,898,339	$29,165,201	$(12,608)	$41,228,348	$73,279,280
Foreign Fund	4,302,552	6,802,024	(36,614)	7,582,820	18,650,782
Fundamental Equity Fund	1,340,508	13,097,250	(14,509)	36,303,013	50,726,262
Fundamental Value Fund	3,123,103	26,636,590	(18,673)	28,236,342	57,977,362
Global Fund	1,224,707	9,235,127	(21,546)	20,141,084	30,579,372
Income & Growth Fund	3,284,396	24,476,348	(24,647)	21,265,275	49,001,372
International Equity Fund	3,426,184	3,516,548	(12,075)	(3,157,630)	3,773,027
Large Cap Growth Fund	—	39,679,322	(15,559)	76,920,033	116,583,796
Managed Volatility Fund	20,589,457	4,986,076	(26,853)	26,497,100	52,045,780
Mid Cap Growth Fund	7,334,656	41,423,297	(43,722)	61,293,640	110,007,871
Mid Cap Value Fund	10,194,605	12,686,447	(47,301)	(1,624,101)	21,209,650
Small Cap Growth Equity Fund	425,004	(1,034,119)	(28,142)	24,283,029	23,645,772
Small Company Value Fund	832,824	(96,755)	(9,649)	1,569,404	2,295,824
Small/Mid Cap Value Fund	4,505,533	10,051,095	(22,981)	7,114,941	21,648,588
Sustainable Equity Fund	1,111,824	14,140,953	(17,757)	47,179,342	62,414,362
Total Return Bond Fund	12,771,393	(54,030,725)	(32,450)	(14,262,233)	(55,554,015)

The Funds did not have any unrecognized tax benefits at December 31, 2024, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the year ended December 31, 2024, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.

170

Notes to Financial Statements (Continued)
7.	Investment in Affiliated Issuers
A summary of the Funds’ transactions in the securities of affiliated issuers during the year ended December 31, 2024, was as follows:

	Beginning Value as of 12/31/23	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Value as of 12/31/24	Number of Shares Held as of 12/31/24	Dividend Income	Realized Gains Distributions
Conservative Allocation Fund
MML Blue Chip Growth Fund, Initial Class	$12,544,385	$986,892	$(6,303,517)	$3,843,693	$(1,042,398)	$10,029,055	497,473	$—	$791,979
MML Dynamic Bond Fund, Class II	33,680,606	4,686,229	(8,070,625)	(68,748)	(1,657,243)	28,570,219	3,518,500	1,589,879	—
MML Equity Income Fund, Initial Class	11,187,777	1,000,435	(4,640,780)	(373,013)	735,393	7,909,812	783,150	197,023	643,092
MML Focused Equity Fund, Class II	13,557,552	3,724,457	(3,863,558)	96,852	445,729	13,961,032	1,868,947	119,705	549,336
MML Foreign Fund, Initial Class	5,010,624	425,445	(1,337,604)	(186,541)	236,709	4,148,633	433,504	141,207	—
MML Fundamental Equity Fund, Class II	7,288,475	823,590	(2,573,331)	691,804	225,529	6,456,067	561,886	50,146	584,664
MML Fundamental Value Fund, Class II	9,455,348	1,544,499	(3,799,290)	(225,322)	859,795	7,835,030	616,446	82,086	658,446
MML Global Fund, Class I	5,598,082	519,297	(1,200,501)	(113,377)	88,637	4,892,138	1,162,028	54,049	270,996
MML High Yield Fund, Class II	787,657	92,801	(184,354)	42,223	(20,069)	718,258	81,251	42,664	—
MML Income & Growth Fund, Initial Class	4,522,905	748,408	(1,749,012)	148,626	(204,283)	3,466,644	352,660	93,483	585,695
MML Inflation-Protected and Income Fund, Initial Class	6,233,245	867,040	(1,474,835)	356,456	(453,650)	5,528,256	645,824	263,859	—
MML International Equity Fund, Class II	14,801,776	1,310,633	(3,589,082)	(237,120)	213,111	12,499,318	1,225,423	207,964	—
MML Large Cap Growth Fund, Initial Class	8,513,191	1,642,437	(4,175,858)	1,891,848	(11,195)	7,860,423	457,001	—	574,207
MML Managed Bond Fund, Initial Class	53,037,339	8,045,825	(13,943,035)	2,388,702	(2,729,013)	46,799,818	4,346,477	2,291,724	—
MML Mid Cap Growth Fund, Initial Class	6,966,416	473,044	(1,803,791)	1,069,918	(711,591)	5,993,996	529,037	—	357,491
MML Mid Cap Value Fund, Initial Class	5,838,183	386,616	(1,869,008)	396,734	(225,425)	4,527,100	557,525	98,697	200,274
MML Short-Duration Bond Fund, Class II	14,079,777	2,092,693	(3,366,763)	499,411	(166,236)	13,138,882	1,440,667	526,597	—
MML Small Cap Growth Equity Fund, Initial Class	325,430	1,304,779	(335,330)	6,373	24,516	1,325,768	122,201	58	—
MML Small Company Value Fund, Class II	3,112,303	85,583	(875,548)	590,163	(424,960)	2,487,541	275,781	35,583	—
MML Small/Mid Cap Value Fund, Initial Class	1,565,970	221,503	(348,018)	24,379	20,440	1,484,274	161,334	12,083	91,564
MML Strategic Emerging Markets Fund, Class II	2,392,474	53,596	(638,997)	461,716	(487,809)	1,780,980	340,532	15,108	—
MML Total Return Bond Fund, Class II	47,875,935	5,703,473	(11,308,649)	1,309,881	(2,771,355)	40,809,285	4,674,603	1,644,735	—
	$268,375,450	$36,739,275	$(77,451,486)	$12,614,658	$(8,055,368)	$232,222,529		$7,466,650	$5,307,744

171

Notes to Financial Statements (Continued)

	Beginning Value as of 12/31/23	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Value as of 12/31/24	Number of Shares Held as of 12/31/24	Dividend Income	Realized Gains Distributions
Balanced Allocation Fund
MML Blue Chip Growth Fund, Initial Class	$16,676,204	$1,330,723	$(6,831,733)	$3,560,016	$343,150	$15,078,360	747,935	$—	$1,194,201
MML Dynamic Bond Fund, Class II	32,942,004	4,569,724	(6,719,277)	(522,362)	(1,200,518)	29,069,571	3,579,997	1,567,409	—
MML Equity Income Fund, Initial Class	14,818,732	1,731,331	(5,116,492)	(157,253)	611,189	11,887,507	1,176,981	268,688	877,012
MML Focused Equity Fund, Class II	28,498,238	1,525,170	(9,997,909)	(386,781)	1,636,842	21,275,560	2,848,134	237,011	1,087,657
MML Foreign Fund, Initial Class	7,428,379	571,902	(1,821,897)	60,853	8,387	6,247,624	652,834	212,789	—
MML Fundamental Equity Fund, Class II	10,899,445	1,064,987	(3,569,703)	1,049,688	304,455	9,748,872	848,466	77,157	899,600
MML Fundamental Value Fund, Class II	11,690,726	3,193,455	(3,716,492)	350,884	382,750	11,901,323	936,375	112,958	906,088
MML Global Fund, Class I	8,616,977	579,014	(1,776,500)	(164,596)	127,511	7,382,406	1,753,541	85,060	426,476
MML High Yield Fund, Class II	815,164	52,229	(168,969)	47,417	(25,423)	720,418	81,495	45,310	—
MML Income & Growth Fund, Initial Class	6,936,378	1,847,609	(3,800,182)	(484,628)	559,153	5,058,330	514,581	106,495	667,212
MML Inflation-Protected and Income Fund, Initial Class	7,477,029	363,413	(2,189,868)	521,225	(626,249)	5,545,550	647,845	308,052	—
MML International Equity Fund, Class II	21,745,001	2,087,429	(4,653,712)	(1,594,560)	1,535,492	19,119,650	1,874,475	310,386	—
MML Large Cap Growth Fund, Initial Class	12,126,697	1,873,317	(4,879,986)	1,167,825	1,540,057	11,827,910	687,669	—	914,029
MML Managed Bond Fund, Initial Class	52,482,847	8,056,182	(12,850,366)	1,207,754	(1,572,199)	47,324,218	4,395,180	2,310,522	—
MML Mid Cap Growth Fund, Initial Class	8,625,643	2,047,353	(2,154,399)	916,886	(414,998)	9,020,485	796,159	—	438,915
MML Mid Cap Value Fund, Initial Class	8,725,625	515,455	(2,672,797)	218,817	38,202	6,825,302	840,554	149,849	304,070
MML Short-Duration Bond Fund, Class II	12,599,823	3,266,558	(3,005,640)	531,094	(212,654)	13,179,181	1,445,086	529,314	—
MML Small Cap Growth Equity Fund, Initial Class	611,244	1,710,102	(454,798)	207,101	(87,956)	1,985,693	183,029	652	—
MML Small Company Value Fund, Class II	3,640,851	784,883	(902,995)	645,389	(432,173)	3,735,955	414,186	49,835	—
MML Small/Mid Cap Value Fund, Initial Class	2,153,204	462,061	(469,546)	115,149	(52,270)	2,208,598	240,065	16,750	126,926
MML Strategic Emerging Markets Fund, Class II	3,207,408	174,483	(650,962)	858,278	(905,998)	2,683,209	513,042	20,318	—
MML Total Return Bond Fund, Class II	47,077,268	5,923,532	(10,310,995)	881,937	(2,345,985)	41,225,757	4,722,309	1,681,565	—
	$319,794,887	$43,730,912	$(88,715,218)	$9,030,133	$(789,235)	$283,051,479		$8,090,120	$7,842,186

172

Notes to Financial Statements (Continued)

	Beginning Value as of 12/31/23	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Value as of 12/31/24	Number of Shares Held as of 12/31/24	Dividend Income	Realized Gains Distributions
Moderate Allocation Fund
MML Blue Chip Growth Fund, Initial Class	$70,013,409	$4,979,942	$(28,347,073)	$18,598,397	$(2,259,100)	$62,985,575	3,124,284	$—	$4,972,099
MML Dynamic Bond Fund, Class II	93,486,675	15,364,997	(23,806,778)	(540,499)	(4,264,271)	80,240,124	9,881,789	4,454,324	—
MML Equity Income Fund, Initial Class	57,962,286	7,729,959	(17,473,057)	686,459	989,880	49,895,527	4,940,151	1,091,549	3,562,875
MML Focused Equity Fund, Class II	103,722,056	5,254,041	(26,076,886)	122,843	4,527,272	87,549,326	11,720,124	937,994	4,304,528
MML Foreign Fund, Initial Class	30,843,855	1,861,065	(7,605,601)	583,500	(288,823)	25,393,996	2,653,500	857,666	—
MML Fundamental Equity Fund, Class II	45,721,608	4,795,389	(15,578,454)	5,924,982	(197,980)	40,665,545	3,539,212	312,105	3,638,915
MML Fundamental Value Fund, Class II	59,535,107	5,062,955	(18,578,586)	2,676,827	1,022,435	49,718,738	3,911,781	560,500	4,495,994
MML Global Fund, Class I	34,473,407	3,646,321	(7,842,159)	315,298	(448,267)	30,144,600	7,160,237	328,534	1,647,217
MML High Yield Fund, Class II	3,033,941	139,732	(1,276,327)	224,768	(154,636)	1,967,478	222,565	139,466	—
MML Income & Growth Fund, Initial Class	27,094,615	5,237,043	(10,657,592)	(1,979,122)	1,928,011	21,622,955	2,199,690	508,520	3,186,009
MML Inflation-Protected and Income Fund, Initial Class	17,847,228	2,268,927	(4,696,735)	1,033,259	(1,308,805)	15,143,874	1,769,144	766,801	—
MML International Equity Fund, Class II	93,722,107	7,715,383	(23,073,198)	(4,095,086)	3,967,403	78,236,609	7,670,256	1,305,199	—
MML Large Cap Growth Fund, Initial Class	56,761,752	10,692,543	(30,819,190)	11,394,357	563,094	48,592,556	2,825,149	—	3,495,138
MML Managed Bond Fund, Initial Class	146,721,435	24,173,973	(39,741,082)	3,961,483	(4,890,160)	130,225,649	12,094,550	6,356,926	—
MML Mid Cap Growth Fund, Initial Class	41,874,908	3,425,598	(10,414,022)	4,320,276	(2,128,399)	37,078,361	3,272,583	—	2,114,991
MML Mid Cap Value Fund, Initial Class	31,466,421	2,531,058	(7,164,130)	2,271,789	(1,391,988)	27,713,150	3,412,950	514,966	1,044,956
MML Short-Duration Bond Fund, Class II	38,070,526	7,398,370	(10,311,402)	1,649,633	(738,644)	36,068,483	3,954,878	1,493,585	—
MML Small Cap Growth Equity Fund, Initial Class	9,778,820	5,263	(2,568,037)	1,702,302	(802,932)	8,115,416	748,028	4,180	—
MML Small Company Value Fund, Class II	18,277,883	206,856	(4,126,199)	3,153,983	(2,209,169)	15,303,354	1,696,602	204,843	—
MML Small/Mid Cap Value Fund, Initial Class	10,597,275	705,325	(2,467,323)	582,754	(303,166)	9,114,865	990,746	82,098	622,115
MML Strategic Emerging Markets Fund, Class II	13,772,886	548,784	(3,138,402)	3,295,018	(3,466,990)	11,011,296	2,105,410	85,037	—
MML Total Return Bond Fund, Class II	133,535,557	14,091,622	(30,219,165)	3,406,633	(7,496,511)	113,318,136	12,980,313	4,649,408	—
	$1,138,313,757	$127,835,146	$(325,981,398)	$59,289,854	$(19,351,746)	$980,105,613		$24,653,701	$33,084,837

173

Notes to Financial Statements (Continued)

	Beginning Value as of 12/31/23	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Value as of 12/31/24	Number of Shares Held as of 12/31/24	Dividend Income	Realized Gains Distributions
Growth Allocation Fund
MML Blue Chip Growth Fund, Initial Class	$75,279,821	$9,374,965	$(31,090,800)	$12,751,405	$5,576,696	$71,892,087	3,566,076	$—	$5,023,055
MML Dynamic Bond Fund, Class II	45,523,716	9,274,062	(7,155,521)	(1,259,421)	(1,292,544)	45,090,292	5,552,992	2,314,777	—
MML Equity Income Fund, Initial Class	56,860,816	9,171,847	(11,084,361)	955,062	347,392	56,250,756	5,569,382	1,218,591	3,977,545
MML Focused Equity Fund, Class II	103,795,132	9,565,193	(19,583,899)	1,009,381	3,584,520	98,370,327	13,168,718	1,032,861	4,739,878
MML Foreign Fund, Initial Class	31,382,989	1,954,825	(5,240,680)	469,812	(255,077)	28,311,869	2,958,398	927,623	—
MML Fundamental Equity Fund, Class II	46,719,044	5,741,666	(12,620,057)	5,840,682	125,179	45,806,514	3,986,642	343,429	4,004,121
MML Fundamental Value Fund, Class II	53,165,217	11,682,153	(12,134,362)	2,419,741	806,828	55,939,577	4,401,226	537,182	4,308,954
MML Global Fund, Class I	34,543,465	4,766,168	(5,205,489)	4,298,806	(4,618,907)	33,784,043	8,024,713	365,631	1,833,219
MML High Yield Fund, Class II	2,975,791	151,599	(2,069,950)	270,347	(224,096)	1,103,691	124,852	150,524	—
MML Income & Growth Fund, Initial Class	37,848,807	5,112,482	(17,635,057)	(2,400,987)	2,113,024	25,038,269	2,547,128	700,361	4,387,937
MML Inflation-Protected and Income Fund, Initial Class	12,823,262	561,234	(4,720,475)	1,209,374	(1,373,217)	8,500,178	993,011	552,640	—
MML International Equity Fund, Class II	93,878,434	11,800,120	(16,377,437)	(3,224,748)	2,682,264	88,758,633	8,701,827	1,418,526	—
MML Large Cap Growth Fund, Initial Class	57,517,989	6,553,659	(21,450,705)	9,174,231	3,529,931	55,325,105	3,216,576	—	4,269,253
MML Managed Bond Fund, Initial Class	72,010,382	16,004,772	(13,397,978)	1,445,410	(2,030,294)	74,032,292	6,875,660	3,386,449	—
MML Mid Cap Growth Fund, Initial Class	39,709,326	7,019,408	(6,753,684)	2,668,856	(591,984)	42,051,922	3,711,555	—	2,223,840
MML Mid Cap Value Fund, Initial Class	32,194,581	3,843,505	(5,866,239)	1,774,606	(831,701)	31,114,752	3,831,866	599,221	1,215,924
MML Short-Duration Bond Fund, Class II	21,475,733	1,894,933	(3,239,421)	760,164	(254,630)	20,636,779	2,262,805	791,423	—
MML Small Cap Growth Equity Fund, Initial Class	8,170,289	2,013,290	(1,988,994)	1,513,063	(603,206)	9,104,442	839,190	4,604	—
MML Small Company Value Fund, Class II	21,366,251	1,142,636	(5,555,914)	5,059,037	(3,930,840)	18,081,170	2,004,564	226,484	—
MML Small/Mid Cap Value Fund, Initial Class	9,356,311	2,100,910	(1,502,457)	412,292	(154,268)	10,212,788	1,110,086	84,442	639,869
MML Strategic Emerging Markets Fund, Class II	14,315,539	1,238,341	(2,084,748)	2,023,522	(2,269,151)	13,223,503	2,528,394	94,354	—
MML Total Return Bond Fund, Class II	62,843,002	14,465,760	(11,277,761)	739,353	(2,855,977)	63,914,377	7,321,234	2,556,033	—
	$933,755,897	$135,433,528	$(218,035,989)	$47,909,988	$(2,520,058)	$896,543,366		$17,305,155	$36,623,595

174

Notes to Financial Statements (Continued)

	Beginning Value as of 12/31/23	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Value as of 12/31/24	Number of Shares Held as of 12/31/24	Dividend Income	Realized Gains Distributions
Aggressive Allocation Fund
MML Blue Chip Growth Fund, Initial Class	$13,100,412	$1,650,744	$(6,159,848)	$3,590,576	$(481,973)	$11,699,911	580,353	$—	$821,612
MML Dynamic Bond Fund, Class II	2,199,194	884,010	(638,758)	29,421	(161,942)	2,311,925	284,720	127,202	—
MML Equity Income Fund, Initial Class	9,034,770	2,026,631	(2,304,460)	177,177	12,858	8,946,976	885,839	198,112	646,646
MML Focused Equity Fund, Class II	16,810,094	2,314,587	(4,351,523)	(19,419)	772,153	15,525,892	2,078,433	168,601	773,726
MML Foreign Fund, Initial Class	5,065,746	963,051	(1,216,192)	86,917	(55,388)	4,844,134	506,179	153,472	—
MML Fundamental Equity Fund, Class II	7,588,039	889,527	(1,813,314)	1,002,763	(36,710)	7,630,305	664,082	57,325	668,370
MML Fundamental Value Fund, Class II	8,603,161	2,228,482	(2,254,459)	445,992	80,057	9,103,233	716,226	85,356	684,675
MML Global Fund, Class I	5,377,491	1,182,834	(1,142,523)	(127,923)	79,770	5,369,649	1,275,451	56,505	283,303
MML High Yield Fund, Class II	168,366	11,712	(124,081)	18,321	(15,940)	58,378	6,604	10,226	—
MML Income & Growth Fund, Initial Class	4,575,909	799,362	(1,382,148)	(343,097)	279,909	3,929,935	399,790	97,294	609,574
MML Inflation-Protected and Income Fund, Initial Class	185,172	380,289	(108,608)	19,787	(27,302)	449,338	52,493	5,905	—
MML International Equity Fund, Class II	15,181,552	2,911,567	(3,663,399)	(403,733)	335,179	14,361,166	1,407,957	233,139	—
MML Large Cap Growth Fund, Initial Class	10,162,517	1,250,857	(4,383,812)	2,240,755	(39,370)	9,230,947	536,683	—	689,758
MML Managed Bond Fund, Initial Class	3,702,752	1,169,973	(1,003,012)	241,097	(266,512)	3,844,298	357,035	178,960	—
MML Mid Cap Growth Fund, Initial Class	7,632,373	557,547	(1,845,947)	857,526	(473,081)	6,728,418	593,859	—	407,320
MML Mid Cap Value Fund, Initial Class	5,218,996	807,885	(1,230,768)	374,842	(221,043)	4,949,912	609,595	97,036	196,904
MML Short-Duration Bond Fund, Class II	2,119,652	75,665	(1,195,260)	138,084	(94,891)	1,043,250	114,391	48,897	—
MML Small Cap Growth Equity Fund, Initial Class	1,606,685	35,677	(346,232)	271,840	(117,367)	1,450,603	133,707	718	—
MML Small Company Value Fund, Class II	3,116,747	304,367	(867,436)	659,206	(474,587)	2,738,297	303,581	39,363	—
MML Small/Mid Cap Value Fund, Initial Class	1,404,011	560,847	(369,012)	64,364	(24,362)	1,635,848	177,810	14,544	110,211
MML Strategic Emerging Markets Fund, Class II	2,358,639	295,563	(456,785)	542,748	(578,742)	2,161,423	413,274	15,302	—
MML Total Return Bond Fund, Class II	2,159,321	2,062,346	(784,568)	82,890	(180,842)	3,339,147	382,491	132,636	—
	$127,371,599	$23,363,523	$(37,642,145)	$9,950,134	$(1,690,126)	$121,352,985		$1,720,593	$5,892,099

8.	Indemnifications
Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

175

Notes to Financial Statements (Continued)
9.	New Accounting Pronouncements
In December 2022, FASB issued Accounting Standards Update 2022-06, “Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848” (“ASU 2022-06”). ASU 2022-06 is an update of ASU 2020-04, which responded to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. ASU 2022-06 defers the sunset date provision included in Topic 848. The amendments in this update are effective immediately through December 31, 2024, for all entities. Management has evaluated ASU 2022-06 and there is no material impact on the financial statements.
In this reporting period, each Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.
MML Advisers acts as each Fund’s CODM. Each Fund represents a single operating segment, and the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by each Fund’s portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements.
Financial Statements and Financial Highlights for the American Funds Insurance Series — Growth Fund (Master Fund of the MML American Funds Growth Fund) are included in the document titled “American Funds Insurance Series® Financial Statements and Other Information N-CSR Items 7-11 for the year ended December 31, 2024, that is filed herewith.

176

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of MML Series Investment Fund and Shareholders of MML Conservative Allocation Fund, MML Balanced Allocation Fund, MML Moderate Allocation Fund, MML Growth Allocation Fund, MML Aggressive Allocation Fund, MML American Funds Growth Fund, MML American Funds Core Allocation Fund, MML Blue Chip Growth Fund, MML Equity Income Fund, MML Equity Index Fund, MML Focused Equity Fund, MML Foreign Fund, MML Fundamental Equity Fund, MML Fundamental Value Fund, MML Global Fund, MML Income & Growth Fund, MML International Equity Fund, MML Large Cap Growth Fund, MML Managed Volatility Fund, MML Mid Cap Growth Fund, MML Mid Cap Value Fund, MML Small Cap Growth Equity Fund, MML Small Company Value Fund, MML Small/Mid Cap Value Fund, MML Sustainable Equity Fund, and MML Total Return Bond Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of MML Conservative Allocation Fund, MML Balanced Allocation Fund, MML Moderate Allocation Fund, MML Growth Allocation Fund, MML Aggressive Allocation Fund, MML American Funds Growth Fund, MML American Funds Core Allocation Fund, MML Blue Chip Growth Fund, MML Equity Income Fund, MML Equity Index Fund, MML Focused Equity Fund, MML Foreign Fund, MML Fundamental Equity Fund, MML Fundamental Value Fund, MML Global Fund, MML Income & Growth Fund, MML International Equity Fund, MML Large Cap Growth Fund, MML Managed Volatility Fund, MML Mid Cap Growth Fund, MML Mid Cap Value Fund, MML Small Cap Growth Equity Fund, MML Small Company Value Fund, MML Small/Mid Cap Value Fund, MML Sustainable Equity Fund, and MML Total Return Bond Fund (the “Funds”), each a fund of MML Series Investment Fund, including the portfolios of investments, as of December 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of December 31, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers, transfer agents, and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 24, 2025
We have served as the auditor of one or more MassMutual investment companies since 1995.

177

Federal Tax Information (Unaudited)

For the year ended December 31, 2024, the following Fund(s) earned the following foreign sources of income:

Amount
Conservative Allocation Fund	$345,332
Balanced Allocation Fund	513,279
Moderate Allocation Fund	2,075,321
Growth Allocation Fund	2,249,285
Aggressive Allocation Fund	347,925
MML American Funds Core Allocation Fund	825,221
Foreign Fund	4,185,488
Global Fund	799,880
International Equity Fund	3,959,291

Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Dividend Income
Under Section 854(b)(2) of the Code, the Fund(s) hereby designate the maximum amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the year ended December 31, 2024.
The Fund(s) intend to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in the Treasury Regulations §1.163(j)-1(b).

178

American Funds Insurance Series®
Financial Statements and Other Information
N-CSR Items 7-11
for the year ended December 31, 2024
Lit. No. INGEFP4-998-0225 © 2025 Capital Group. All rights reserved.

Global Growth Fund
Investment portfolio December 31, 2024

Common stocks 96.00%		Shares	Value (000)
Information technology 27.29%
	Taiwan Semiconductor Manufacturing Co., Ltd.	14,139,200	$461,695
	Microsoft Corp.	1,065,401	449,067
	NVIDIA Corp.	2,424,287	325,557
	Broadcom, Inc.	929,070	215,396
	ASML Holding NV (ADR)	161,087	111,646
	ASML Holding NV	144,800	101,835
	Apple, Inc.	455,566	114,083
	Synopsys, Inc.[1]	181,103	87,900
	Shopify, Inc., Class A, subordinate voting shares[1]	608,475	64,699
	Arista Networks, Inc.[1]	506,932	56,031
	EPAM Systems, Inc.[1]	187,399	43,818
	Capgemini SE	255,102	41,614
	Samsung Electronics Co., Ltd.	1,068,680	38,567
	Keyence Corp.	69,400	28,239
	SAP SE	74,491	18,230
	NEC Corp.	179,300	15,403
	International Business Machines Corp.	48,049	10,563
	Fair Isaac Corp.[1]	4,311	8,583
	Xero, Ltd.[1]	61,011	6,344
			2,199,270

Consumer discretionary 14.82%
	Chipotle Mexican Grill, Inc.[1]	2,239,950	135,069
	LVMH Moët Hennessy-Louis Vuitton SE	184,476	120,627
	Amazon.com, Inc.[1]	542,180	118,949
	Booking Holdings, Inc.	18,300	90,922
	Renault SA	1,688,781	81,825
	Prosus NV, Class N	1,846,586	73,232
	Trip.com Group, Ltd. (ADR)[1]	932,676	64,038
	InterContinental Hotels Group PLC	360,000	44,844
	MercadoLibre, Inc.[1]	24,475	41,618
	LKQ Corp.	1,041,420	38,272
	MGM China Holdings, Ltd.	28,793,200	36,854
	Sanrio Co., Ltd.	950,000	33,111
	Starbucks Corp.	362,693	33,096
	lululemon athletica, Inc.[1]	82,202	31,435
	Inchcape PLC	2,991,192	28,655
	Entain PLC	3,341,847	28,622
	Flutter Entertainment PLC[1]	96,717	24,996
	Moncler SpA	449,770	23,889
	Restaurant Brands International, Inc. (CAD denominated)	318,949	20,788
	Zomato, Ltd.[1]	5,105,881	16,557
	Industria de Diseño Textil, SA	321,937	16,482
	Global-E Online, Ltd.[1]	300,000	16,359
	Ferrari NV (EUR denominated)	34,905	14,976
	Wynn Macau, Ltd.	21,430,000	14,874
	Home Depot, Inc.	35,621	13,856
	YUM! Brands, Inc.	94,493	12,677
	Guzman y Gomez, Ltd.[1]	434,906	10,892
	Evolution AB	88,523	6,795
			1,194,310

Industrials 14.16%
	Safran SA	727,948	159,017
	Comfort Systems USA, Inc.	278,016	117,895
	Ingersoll-Rand, Inc.	770,946	69,740
	Caterpillar, Inc.	185,000	67,111
	ITOCHU Corp.	1,329,660	65,448
	TransDigm Group, Inc.	50,071	63,454
	Schneider Electric SE	239,546	59,215
	Copart, Inc.[1]	1,011,807	58,068
	Ryanair Holdings PLC (ADR)	1,069,423	46,616

1	American Funds Insurance Series

Global Growth Fund (continued)
Common stocks (continued)		Shares	Value (000)
Industrials (continued)
	Airbus SE, non-registered shares	268,262	$42,756
	GT Capital Holdings, Inc.	3,520,121	39,893
	Howmet Aerospace, Inc.	262,240	28,681
	Hitachi, Ltd.	1,115,800	27,425
	Boeing Co. (The)[1]	149,146	26,399
	Honeywell International, Inc.	111,501	25,187
	Alliance Global Group, Inc.	156,400,700	24,275
	ASSA ABLOY AB, Class B	777,100	22,846
	Techtronic Industries Co., Ltd.	1,679,500	22,140
	DSV A/S	97,734	20,692
	Daikin Industries, Ltd.	151,500	17,749
	General Electric Co.	102,437	17,085
	BayCurrent, Inc.	502,900	16,876
	Saab AB, Class B	797,272	16,816
	Carrier Global Corp.	242,000	16,519
	RS Group PLC	1,745,907	14,867
	Eaton Corp. PLC	39,327	13,051
	Recruit Holdings Co., Ltd.	167,400	11,647
	TFI International, Inc. (CAD denominated)	73,941	9,992
	Kongsberg Gruppen ASA	80,834	9,093
	SMC Corp.	22,500	8,761
	NIBE Industrier AB, Class B	360,248	1,411
			1,140,725

Financials 13.21%
	Visa, Inc., Class A	329,788	104,226
	3i Group PLC	2,292,674	101,852
	Aon PLC, Class A	244,466	87,802
	Fiserv, Inc.[1]	409,913	84,204
	AXA SA	2,209,893	78,573
	Citigroup, Inc.	890,292	62,668
	Brookfield Corp., Class A	766,870	44,057
	Blackstone, Inc.	255,000	43,967
	Tradeweb Markets, Inc., Class A	332,600	43,544
	CVC Capital Partners PLC[1]	1,959,718	42,951
	Prudential PLC	5,189,848	41,376
	Ameriprise Financial, Inc.	67,606	35,995
	VZ Holding AG	201,422	31,969
	Société Générale	1,134,000	31,751
	Halyk Savings Bank of Kazakhstan OJSC (GDR)	1,300,992	25,269
	UBS Group AG	794,665	24,232
	CME Group, Inc., Class A	103,473	24,030
	Banco Bilbao Vizcaya Argentaria, SA	2,408,000	23,580
	Japan Post Insurance Co., Ltd.	1,156,950	21,144
	Eurobank Ergasias Services and Holdings SA	8,619,374	19,850
	Swissquote Group Holding, Ltd.	43,329	16,591
	XP, Inc., Class A	1,360,351	16,120
	KKR & Co., Inc.	101,586	15,026
	Axis Bank, Ltd.	913,022	11,339
	FinecoBank SpA	635,542	11,106
	Skandinaviska Enskilda Banken AB, Class A	608,175	8,334
	AIA Group, Ltd.	913,107	6,605
	Jackson Financial, Inc., Class A	44,327	3,860
	GMO Payment Gateway, Inc.	44,100	2,214
			1,064,235

Health care 11.87%
	Novo Nordisk AS, Class B	2,064,144	177,655
	Eli Lilly and Co.	209,940	162,074
	Vertex Pharmaceuticals, Inc.[1]	247,071	99,495
	UnitedHealth Group, Inc.	181,500	91,814
	Thermo Fisher Scientific, Inc.	160,880	83,695

American Funds Insurance Series	2

Global Growth Fund (continued)
Common stocks (continued)		Shares	Value (000)
Health care (continued)
	Regeneron Pharmaceuticals, Inc.[1]	83,600	$59,551
	Centene Corp.[1]	580,852	35,188
	Cigna Group (The)	126,281	34,871
	Pfizer, Inc.	1,305,400	34,632
	Sanofi	347,738	33,628
	Alnylam Pharmaceuticals, Inc.[1]	123,340	29,023
	Argenx SE (ADR)[1]	42,456	26,110
	EssilorLuxottica SA	90,005	21,871
	Siemens Healthineers AG	345,670	18,328
	Zoetis, Inc., Class A	90,200	14,696
	DexCom, Inc.[1]	179,440	13,955
	Bayer AG	537,074	10,742
	Pro Medicus, Ltd.	48,121	7,420
	Viatris, Inc.	110,678	1,378
	Euroapi SA1,2	5,869	18
			956,144

Communication services 5.74%
	Alphabet, Inc., Class A	948,455	179,543
	Meta Platforms, Inc., Class A	242,200	141,810
	Publicis Groupe SA	400,000	42,376
	Schibsted ASA, Class A	902,722	27,967
	CTS Eventim AG & Co. KGaA	224,500	18,980
	Bharti Airtel, Ltd.	868,779	16,093
	Tencent Holdings, Ltd.	297,100	15,877
	Spotify Technology SA1	30,382	13,592
	Nintendo Co., Ltd.	111,300	6,483
			462,721

Consumer staples 3.13%
	Costco Wholesale Corp.	48,946	44,848
	British American Tobacco PLC	863,200	31,301
	Dollar General Corp.	408,173	30,948
	Carrefour SA, non-registered shares	1,782,485	25,353
	Monster Beverage Corp.[1]	440,000	23,126
	Pernod Ricard SA	192,833	21,567
	Nestlé SA	261,067	21,407
	Philip Morris International, Inc.	167,000	20,098
	Walgreens Boots Alliance, Inc.	1,941,300	18,112
	Kweichow Moutai Co., Ltd., Class A	74,500	15,525
			252,285

Energy 2.69%
	Canadian Natural Resources, Ltd. (CAD denominated)	3,110,600	96,037
	Schlumberger NV	1,172,369	44,949
	Tourmaline Oil Corp.	612,792	28,358
	TotalEnergies SE	297,902	16,554
	Reliance Industries, Ltd.	1,105,000	15,652
	NAC Kazatomprom JSC (GDR)	404,535	15,271
			216,821

Materials 2.06%
	Linde PLC	248,153	103,894
	Amcor PLC (CDI)	3,567,000	33,070
	LyondellBasell Industries NV	199,925	14,849
	First Quantum Minerals, Ltd.[1]	1,128,850	14,552
			166,365

3	American Funds Insurance Series

Global Growth Fund (continued)
Common stocks (continued)		Shares	Value (000)

Utilities 0.55%
	Torrent Power, Ltd.	1,918,769	$33,303
	FirstEnergy Corp.	286,296	11,389
			44,692

Real estate 0.48%
	Goodman Logistics (HK), Ltd. REIT	1,750,331	38,629
	Total common stocks (cost: $4,815,819,000)		7,736,197
Preferred securities 0.25%
Information technology 0.25%
	Samsung Electronics Co., Ltd., nonvoting preferred shares	663,600	19,900
	Total preferred securities (cost: $19,864,000)		19,900

Short-term securities 3.52%
Money market investments 3.52%
	Capital Group Central Cash Fund 4.50%[3,4]	2,835,168	283,574

Money market investments purchased with collateral from securities on loan 0.00%
	State Street Institutional U.S. Government Money Market Fund, Institutional Class 4.40%[3,5]	7,413	7
	Total short-term securities (cost: $283,529,000)		283,581
	Total investment securities 99.77% (cost: $5,119,212,000)		8,039,678
	Other assets less liabilities 0.23%		18,645
	Net assets 100.00%		$8,058,323

American Funds Insurance Series	4

Global Growth Fund (continued)
Investments in affiliates4

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Short-term securities 3.52%
Money market investments 3.52%
Capital Group Central Cash Fund 4.50%[3]	$295,088	$2,203,992	$2,215,565	$(6)	$65	$283,574	$17,545

[1]	Security did not produce income during the last 12 months.
[2]
All or a portion of this security was on loan. The total value of all such securities was $17,000, which represented less than 0.01% of the net assets of the fund.
Refer to Note 5 for more information on securities lending.

[3]	Rate represents the seven-day yield at 12/31/2024.
[4]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[5]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GDR = Global Depositary Receipts
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

5	American Funds Insurance Series

Global Small Capitalization Fund
Investment portfolio December 31, 2024

Common stocks 96.58%		Shares	Value (000)
Industrials 23.73%
	CBIZ, Inc.[1]	644,848	$52,768
	International Container Terminal Services, Inc.	4,208,330	28,071
	Cleanaway Waste Management, Ltd.	15,692,698	25,722
	TriNet Group, Inc.	280,679	25,477
	Trelleborg AB, Class B	741,923	25,341
	UL Solutions, Inc., Class A	424,269	21,163
	Diploma PLC	365,247	19,427
	VSE Corp.	198,919	18,917
	Alaska Air Group, Inc.[1]	275,000	17,806
	AZEK Co., Inc. (The), Class A1	373,156	17,714
	Qantas Airways, Ltd.[1]	3,113,684	17,249
	Hensoldt AG	471,092	16,828
	Interpump Group SpA	365,471	16,238
	ICF International, Inc.	134,555	16,040
	Visional, Inc.[1,2]	312,872	15,847
	Comfort Systems USA, Inc.	35,109	14,888
	Saia, Inc.[1]	31,538	14,373
	Godrej Industries, Ltd.[1]	1,032,000	14,055
	MISUMI Group, Inc.	911,206	14,011
	Inox Wind, Ltd.	6,322,938	13,341
	Nexans SA	121,699	13,041
	Dayforce, Inc.[1]	176,930	12,852
	LS Electric Co., Ltd.	119,255	12,759
	First Advantage Corp.[1,2]	670,201	12,553
	Air Lease Corp., Class A	250,000	12,053
	Carel Industries SpA	608,698	11,665
	IMCD NV	71,833	10,638
	Engcon AB, Class B2	1,007,791	9,525
	Applied Industrial Technologies, Inc.	39,533	9,467
	Rumo SA	3,114,705	8,993
	XPO, Inc.[1]	63,304	8,302
	Howden Joinery Group PLC	831,191	8,225
	Reliance Worldwide Corp., Ltd.	2,633,607	8,163
	Casella Waste Systems, Inc., Class A1	76,280	8,071
	Instalco AB2	2,572,433	7,663
	Takasago Thermal Engineering Co., Ltd.	183,600	7,416
	Trex Co., Inc.[1]	102,977	7,109
	Sterling Infrastructure, Inc.[1]	41,977	7,071
	Embraer SA1	758,700	6,950
	CSW Industrials, Inc.	19,652	6,933
	Addtech AB, Class B	245,222	6,663
	Beijer Ref AB, Class B	445,805	6,558
	Sinfonia Technology Co., Ltd.	156,600	6,288
	Wizz Air Holdings PLC[1]	340,978	6,098
	dormakaba Holding AG	8,454	5,998
	Matson, Inc.	44,122	5,949
	Sulzer AG	40,000	5,770
	REV Group, Inc.	180,777	5,761
	SATS, Ltd.	2,022,100	5,387
	Georg Fischer AG	69,127	5,225
	KEI Industries, Ltd.	92,772	4,803
	MonotaRO Co., Ltd.	282,600	4,749
	Kurita Water Industries, Ltd.	125,000	4,351
	Cargotec OYJ, Class B, non-registered shares	78,655	4,179
	Controladora Vuela Compañía de Aviación, SAB de CV, Class A (ADR), ordinary participation certificates[1,2]	495,025	3,683
	Controladora Vuela Compañía de Aviación, SAB de CV, Class A1	389,130	292
	THK Co., Ltd.[2]	165,900	3,804
	GVS SpA[1]	724,642	3,670
	Byrna Technologies, Inc.[1]	124,671	3,592
	EuroGroup Laminations SpA[2]	1,086,059	3,148
	Adecco Group AG	122,813	3,024

American Funds Insurance Series	6

Global Small Capitalization Fund (continued)
Common stocks (continued)		Shares	Value (000)
Industrials (continued)
	Loar Holdings, Inc.[1]	40,100	$2,964
	Herc Holdings, Inc.	15,514	2,937
	IndiaMart InterMesh, Ltd.	110,684	2,900
	SPIE SA	83,907	2,603
	Localiza Rent a Car SA, ordinary nominative shares[1]	430,853	2,245
	Delhivery Ltd.[1]	433,780	1,747
	McGrath RentCorp	4,336	485
			709,598

Consumer discretionary 16.33%
	DraftKings, Inc., Class A1	1,000,000	37,200
	Skechers USA, Inc., Class A1	537,293	36,128
	Entain PLC	3,696,208	31,657
	Lands’ End, Inc.[1,3]	2,100,000	27,594
	Boot Barn Holdings, Inc.[1]	163,055	24,755
	CAVA Group, Inc.[1]	209,414	23,622
	Ollies Bargain Outlet Holdings, Inc.[1]	208,086	22,833
	Wyndham Hotels & Resorts, Inc.	194,040	19,557
	Thor Industries, Inc.	201,786	19,313
	Inchcape PLC	1,795,461	17,200
	Sega Sammy Holdings, Inc.	843,700	16,364
	Genius Sports, Ltd.[1]	1,540,078	13,322
	YETI Holdings, Inc.[1]	336,638	12,964
	Light & Wonder, Inc.[1]	147,860	12,772
	Evolution AB	151,003	11,590
	Melco Resorts & Entertainment, Ltd. (ADR)[1]	1,976,369	11,443
	Ermenegildo Zegna NV2	1,333,160	11,012
	Champion Homes, Inc.[1]	118,120	10,406
	On Holding AG, Class A1	177,977	9,748
	tonies SE, Class A1	1,149,156	9,027
	Chalet Hotels, Ltd.[1]	790,221	8,979
	Aditya Vision, Ltd.	1,409,045	8,379
	Shoei Co., Ltd.	563,400	8,020
	Five Below, Inc.[1]	66,857	7,017
	Tube Investments of India, Ltd.	166,232	6,929
	TopBuild Corp.[1]	22,196	6,911
	Camping World Holdings, Inc., Class A	320,832	6,763
	Cairn Homes PLC	2,768,483	6,643
	Steven Madden, Ltd.	145,406	6,183
	Guzman y Gomez, Ltd.[1]	241,378	6,045
	Zalando SE, non-registered shares[1]	158,289	5,309
	Sanrio Co., Ltd.	150,500	5,246
	Patrick Industries, Inc.	60,321	5,011
	MRF, Ltd.	3,180	4,843
	Lottomatica Group SpA	324,745	4,327
	Yonex Co., Ltd.	243,900	3,317
	Smartfit Escola de Ginástica e Dança SA	961,263	2,633
	Haichang Ocean Park Holdings, Ltd.[1,2]	25,170,000	1,815
	Wolverine World Wide, Inc.	71,977	1,598
	Crocs, Inc.[1]	14,031	1,537
	Arhaus, Inc., Class A	152,564	1,434
	EIH, Ltd.	163,557	802
			488,248

Health care 14.99%
	Haemonetics Corp.[1]	725,905	56,680
	Insulet Corp.[1]	207,210	54,095
	Masimo Corp.[1]	184,994	30,579
	Max Healthcare Institute, Ltd.	1,790,953	23,600
	Ensign Group, Inc. (The)	165,067	21,931
	Glenmark Pharmaceuticals, Ltd.	1,083,549	20,342
	Integer Holdings Corp.[1]	143,655	19,037

7	American Funds Insurance Series

Global Small Capitalization Fund (continued)
Common stocks (continued)		Shares	Value (000)
Health care (continued)
	Aster DM Healthcare, Ltd.	2,654,994	$15,927
	DiaSorin Italia SpA	139,449	14,375
	Vaxcyte, Inc.[1]	169,969	13,914
	Structure Therapeutics, Inc. (ADR)[1,2]	502,777	13,635
	Vimian Group AB (publ)[1]	3,674,771	13,216
	Bachem Holding AG2	198,039	12,608
	Ambu AS, Class B, non-registered shares	849,282	12,267
	Denali Therapeutics, Inc.[1]	593,546	12,096
	CONMED Corp.	165,469	11,325
	SKAN Group AG	122,496	10,279
	Encompass Health Corp.	110,946	10,246
	BridgeBio Pharma, Inc.[1]	224,917	6,172
	BridgeBio Pharma, Inc.[1,4]	134,457	3,689
	Establishment Labs Holdings, Inc.[1,2]	187,220	8,625
	Praxis Precision Medicines, Inc.[1]	105,510	8,120
	IDEAYA Biosciences, Inc.[1]	249,395	6,409
	ICON PLC[1]	29,656	6,219
	LivaNova PLC[1]	124,551	5,768
	iRhythm Technologies, Inc.[1]	59,421	5,358
	Addus HomeCare Corp.[1]	41,132	5,156
	Integra LifeSciences Holdings Corp.[1]	222,254	5,041
	Dr. Lal PathLabs, Ltd.	121,328	4,249
	Nordhealth AS, Class A1	1,068,506	4,156
	Angelalign Technology, Inc.	515,348	3,901
	AddLife AB, Class B	280,870	3,489
	Indegene, Ltd.[1]	233,033	1,641
	Indegene, Ltd.[1,5]	110,616	779
	Carl Zeiss Meditec AG, non-registered shares	45,549	2,146
	Hapvida Participações e Investimentos SA1	3,421,086	1,235
			448,305

Information technology 13.74%
	PAR Technology Corp.[1]	568,143	41,287
	PAR Technology Corp.[1,4]	325,484	23,653
	Silicon Laboratories, Inc.[1]	279,667	34,740
	Pegasystems, Inc.	268,191	24,995
	Credo Technology Group Holding, Ltd.[1]	358,268	24,079
	MACOM Technology Solutions Holdings, Inc.[1]	180,686	23,473
	Confluent, Inc., Class A1	647,799	18,112
	Q2 Holdings, Inc.[1]	176,773	17,792
	eMemory Technology, Inc.	168,430	17,112
	Maruwa Co., Ltd.	54,101	16,322
	Semtech Corp.[1]	262,527	16,237
	Klaviyo, Inc., Class A1	328,169	13,534
	Insight Enterprises, Inc.[1]	84,243	12,813
	Allegro MicroSystems, Inc.[1]	534,708	11,689
	Unity Software, Inc.[1]	458,114	10,294
	Xiamen Faratronic Co., Ltd., Class A	619,767	10,084
	King Slide Works Co., Ltd.	177,409	8,347
	Riken Keiki Co., Ltd.	292,200	7,069
	GitLab, Inc., Class A1	122,971	6,929
	Topicus.com, Inc., subordinate voting shares	80,400	6,798
	Tanla Platforms, Ltd.	773,627	6,052
	MKS Instruments, Inc.	56,170	5,864
	Tokyo Seimitsu Co., Ltd.	124,023	5,674
	MongoDB, Inc., Class A1	21,932	5,106
	Kokusai Electric Corp.[2]	373,779	4,972
	Lumentum Holdings, Inc.[1]	58,152	4,882
	Bentley Systems, Inc., Class B	96,702	4,516
	Softcat PLC	231,551	4,402
	Alphawave IP Group PLC[1,2]	4,021,539	4,245
	ASMPT, Ltd.	420,800	4,065

American Funds Insurance Series	8

Global Small Capitalization Fund (continued)
Common stocks (continued)		Shares	Value (000)
Information technology (continued)
	Globant SA1	16,689	$3,578
	SentinelOne, Inc., Class A1	135,357	3,005
	SINBON Electronics Co., Ltd.	327,000	2,606
	LEM Holding SA	3,014	2,461
	HPSP Co., Ltd.	133,836	2,323
	Silvaco Group, Inc.[1,2]	158,261	1,279
	Yotpo, Ltd.[1,4,6]	678,736	550
			410,939

Financials 12.46%
	Stifel Financial Corp.	271,050	28,753
	Cholamandalam Investment and Finance Co., Ltd.	2,069,733	28,626
	Eurobank Ergasias Services and Holdings SA	11,259,860	25,931
	Vontobel Holding AG	339,219	23,752
	HDFC Asset Management Co., Ltd.	480,000	23,487
	Glacier Bancorp, Inc.	406,597	20,419
	SLM Corp.	683,650	18,855
	Lazard, Inc., Class A	352,971	18,171
	United Community Banks, Inc.	487,085	15,738
	IIFL Finance, Ltd.	3,028,075	14,578
	SiriusPoint, Ltd.[1]	800,000	13,112
	Banco del Bajio, SA2	6,460,770	12,936
	CVB FINANCIAL CORP	595,132	12,742
	Janus Henderson Group PLC	297,400	12,648
	Fukuoka Financial Group, Inc.	500,000	12,542
	Independent Bank Group, Inc.	171,590	10,410
	Baldwin Insurance Group, Inc. (The), Class A1	251,109	9,733
	Asia Commercial Joint Stock Bank	8,309,605	9,001
	360 ONE WAM, Ltd.	576,094	8,407
	Pluxee NV	385,218	7,416
	Five-Star Business Finance, Ltd.[1]	789,146	7,129
	Bridgepoint Group PLC	1,572,795	7,023
	Patria Investments, Ltd., Class A	572,494	6,658
	Haci Ömer Sabanci Holding AS	2,013,292	5,464
	Discovery, Ltd.	483,482	4,990
	EFG International AG	334,117	4,842
	JB Financial Group Co., Ltd.	294,756	3,257
	Capitec Bank Holdings, Ltd.	14,270	2,370
	BNK Financial Group, Inc.	252,332	1,763
	AvidXchange Holdings, Inc.[1]	164,986	1,706
			372,459

Materials 4.07%
	Knife River Corp.[1]	266,823	27,120
	Materion Corp.	201,513	19,926
	Sumitomo Bakelite Co., Ltd.	592,959	14,371
	LANXESS AG	383,749	9,379
	Lundin Mining Corp.	1,000,000	8,605
	Huhtamäki OYJ	242,662	8,583
	Lundin Gold, Inc.	300,000	6,399
	Resonac Holdings Co., Ltd.[2]	228,800	5,747
	Cabot Corp.	48,229	4,404
	Verallia SAS	150,450	3,784
	Acerinox, SA	330,000	3,218
	LINTEC Corp.	163,900	3,152
	Osaka Soda Co., Ltd.	149,300	1,875
	Umicore SA	181,924	1,867
	NV Bekaert SA	53,808	1,863
	Mayr-Melnhof Karton AG, non-registered shares	17,249	1,421
			121,714

9	American Funds Insurance Series

Global Small Capitalization Fund (continued)
Common stocks (continued)		Shares	Value (000)

Communication services 3.76%
	Lions Gate Entertainment Corp., Class B1	3,347,177	$25,271
	Indosat Tbk PT	135,085,677	20,754
	Springer Nature AG & Co. KGaA, non-registered shares[1]	578,174	16,284
	Magnite, Inc.[1]	807,491	12,855
	Rightmove PLC	1,209,594	9,685
	Future PLC	725,208	8,378
	JCDecaux SE1	388,617	6,088
	Nexstar Media Group, Inc.	38,447	6,074
	Globalstar, Inc.[1]	2,083,518	4,313
	Nippon Television Holdings, Inc.	80,900	1,399
	Bharti Hexacom, Ltd.	75,930	1,292
			112,393

Real estate 2.48%
	Embassy Office Parks REIT	6,564,847	28,321
	Altus Group, Ltd.	259,702	10,117
	Macrotech Developers, Ltd.	442,564	7,182
	ESR-REIT REIT	35,947,873	6,712
	Mindspace Business Parks REIT	1,250,000	5,276
	Charter Hall Group REIT	587,917	5,231
	UMH Properties, Inc. REIT	275,000	5,192
	Corp. Inmobiliaria Vesta, SAB de CV	1,900,000	4,849
	Fibra Uno Administración REIT, SA de CV	1,403,100	1,394
			74,274

Utilities 1.76%
	Neoenergia SA	4,812,041	14,730
	Black Hills Corp.	219,676	12,855
	Talen Energy Corp.[1]	62,137	12,519
	SembCorp Industries, Ltd.	1,536,800	6,210
	ACEN Corp.	89,624,592	6,186
			52,500

Energy 1.68%
	Weatherford International	145,888	10,450
	NuVista Energy, Ltd.[1]	986,277	9,482
	Noble Corp. PLC, Class A	279,386	8,773
	Aegis Logistics Ltd.	790,464	7,571
	CNX Resources Corp.[1]	200,000	7,334
	Vista Energy, SAB de CV, Class A (ADR)[1]	124,514	6,738
			50,348

Consumer staples 1.58%
	BBB Foods, Inc., Class A1	616,758	17,442
	Universal Robina Corp.	10,450,635	14,254
	Apotea Sverige AB1	845,173	6,421
	Kobe Bussan Co., Ltd.	235,935	5,186
	Bakkafrost P/F	70,866	3,947
			47,250
	Total common stocks (cost: $2,192,148,000)		2,888,028
Preferred securities 0.75%
Information technology 0.50%
	SmartHR, Inc., Series D, preferred shares[1,4,6]	3,006	11,207
	Yotpo, Ltd., Series F, preferred shares[1,4,6]	2,158,609	1,748
	Yotpo, Ltd., Series B, preferred shares[1,4,6]	287,894	233
	Yotpo, Ltd., Series C, preferred shares[1,4,6]	274,070	222
	Yotpo, Ltd., Series A-1, preferred shares[1,4,6]	183,819	149
	Yotpo, Ltd., Series A, preferred shares[1,4,6]	89,605	73
	Yotpo, Ltd., Series C-1, preferred shares[1,4,6]	75,980	62

American Funds Insurance Series	10

Global Small Capitalization Fund (continued)
Preferred securities (continued)			Shares	Value (000)
Information technology (continued)
	Yotpo, Ltd., Series D, preferred shares[1,4,6]		42,368	$34
	Yotpo, Ltd., Series B-1, preferred shares[1,4,6]		33,838	27
	Outreach Corp., Series G, preferred shares[1,4,6]		154,354	1,104
				14,859

Financials 0.25%
	Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares[1,2]		641,250	7,625
	Total preferred securities (cost: $28,670,000)			22,484
Rights & warrants 0.00%
Consumer discretionary 0.00%
	Smartfit Escola de Ginástica e Dança S.A., rights, expire 2/4/2025[1]		18,049	2

Convertible bonds & notes 0.20%			Principal amount (000)
Information technology 0.20%
	Alphawave IP Group PLC, convertible notes, 3.75% 3/1/2030		USD600	518
	Wolfspeed, Inc., convertible notes, 1.875% 12/1/2029		13,359	5,603
	Total convertible bonds & notes (cost: $7,170,000)			6,121
Short-term securities 3.83%		Weighted average yield at acquisition
Bills & notes of governments & government agencies outside the U.S. 1.43%
	British Columbia (Province of) 1/17/2025	4.262%	43,000	42,912

Commercial paper 1.17%
	Nestlé Finance International, Ltd. 1/16/2025 1/16/2025[7]	4.306	35,000	34,934
			Shares
Money market investments purchased with collateral from securities on loan 0.69%
	Capital Group Central Cash Fund 4.50%[3,8,9]		199,233	19,927
	State Street Institutional U.S. Government Money Market Fund, Institutional Class 4.40%[8,9]		703,994	705
				20,632

Money market investments 0.54%
	Capital Group Central Cash Fund 4.50%[3,8]		159,973	16,001
	Total short-term securities (cost: $114,480,000)			114,479
	Total investment securities 101.36% (cost: $2,342,468,000)			3,031,114
	Other assets less liabilities (1.36)%			(40,655)
	Net assets 100.00%			$2,990,459

11	American Funds Insurance Series

Global Small Capitalization Fund (continued)
Investments in affiliates3

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Common stocks 0.93%
Consumer discretionary 0.93%
Lands’ End, Inc.[1]	$20,076	$—	$—	$—	$7,518	$27,594	$—
Short-term securities 1.21%
Money market investments 0.54%
Capital Group Central Cash Fund 4.50%[8]	112,453	652,148	748,637	28	9	16,001	5,626
Money market investments purchased with collateral from securities on loan 0.67%
Capital Group Central Cash Fund 4.50%[8,9]	4,926	15,001 [10]				19,927	— [11]
Total short-term securities						35,928
Total 2.14%				$28	$7,527	$63,522	$5,626
Restricted securities4

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
SmartHR, Inc., Series D, preferred shares[1,6]	5/28/2021	$14,344	$11,207	.37%
Yotpo, Ltd., Series F, preferred shares[1,6]	2/25/2021	4,748	1,748.06
Yotpo, Ltd.[1,6]	3/16/2021	1,418	550.02
Yotpo, Ltd., Series B, preferred shares[1,6]	3/16/2021	602	233.01
Yotpo, Ltd., Series C, preferred shares[1,6]	3/16/2021	573	222.01
Yotpo, Ltd., Series A-1, preferred shares[1,6]	3/16/2021	384	149	.00 [12]
Yotpo, Ltd., Series A, preferred shares[1,6]	3/16/2021	187	73	.00 [12]
Yotpo, Ltd., Series C-1, preferred shares[1,6]	3/16/2021	159	62	.00 [12]
Yotpo, Ltd., Series D, preferred shares[1,6]	3/16/2021	88	34	.00 [12]
Yotpo, Ltd., Series B-1, preferred shares[1,6]	3/16/2021	71	27	.00 [12]
IndiaMart InterMesh, Ltd.	2/8/2024-10/21/2024	3,688	2,900.10
Outreach Corp., Series G, preferred shares[1,6]	5/27/2021	4,518	1,104.04
Alphawave IP Group PLC, convertible notes, 3.75% 3/1/2030	12/11/2024	600	518.02
Total		$31,380	$18,827	.63%

[1]	Security did not produce income during the last 12 months.
[2]
All or a portion of this security was on loan. The total value of all such securities was $30,764,000, which represented 1.03% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[3]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[4]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $18,827,000, which represented .63% of the net assets of the fund.

[5]
Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $779,000, which represented 0.03% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.

[6]	Value determined using significant unobservable inputs.
[7]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $34,934,000, which represented 1.17% of the net assets of the fund.

[8]	Rate represents the seven-day yield at 12/31/2024.
[9]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[10]	Represents net activity. Refer to Note 5 for more information on securities lending.
[11]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
[12]	Amount less than .01%.

American Funds Insurance Series	12

Global Small Capitalization Fund (continued)

Key to abbreviation(s)
ADR = American Depositary Receipts
REIT = Real Estate Investment Trust
USD = U.S. dollars
Refer to the notes to financial statements.

13	American Funds Insurance Series

Growth Fund
Investment portfolio December 31, 2024

Common stocks 97.76%		Shares	Value (000)
Information technology 23.86%
	Microsoft Corp.	4,957,356	$2,089,526
	Broadcom, Inc.	8,231,103	1,908,299
	NVIDIA Corp.	12,794,276	1,718,143
	Shopify, Inc., Class A, subordinate voting shares[1]	7,511,178	798,664
	Apple, Inc.	2,603,037	651,852
	Cloudflare, Inc., Class A1	5,111,309	550,386
	Salesforce, Inc.	1,391,913	465,358
	Taiwan Semiconductor Manufacturing Co., Ltd.	11,888,000	388,185
	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	371,039	73,276
	MicroStrategy, Inc., Class A1	1,479,411	428,467
	Micron Technology, Inc.	3,682,235	309,897
	Constellation Software, Inc.	93,749	289,892
	Motorola Solutions, Inc.	512,000	236,662
	Synopsys, Inc.[1]	441,681	214,374
	Applied Materials, Inc.	791,069	128,652
	ASML Holding NV (ADR)	159,102	110,270
	ASML Holding NV	25,261	17,766
	Adobe, Inc.[1]	264,824	117,762
	SK hynix, Inc.	1,000,000	113,472
	Unity Software, Inc.[1]	4,935,607	110,903
	Dell Technologies, Inc., Class C	911,886	105,086
	DocuSign, Inc.[1]	922,000	82,925
	SAP SE	324,303	79,368
	AppLovin Corp., Class A1	243,000	78,691
	Atlassian Corp., Class A1	313,972	76,414
	ServiceNow, Inc.[1]	65,934	69,898
	RingCentral, Inc., Class A1	1,465,500	51,307
	Roper Technologies, Inc.	61,350	31,893
	Flex, Ltd.[1]	670,000	25,721
	ASM International NV	41,358	23,597
	Fair Isaac Corp.[1]	10,501	20,907
	MKS Instruments, Inc.	101,047	10,548
	Stripe, Inc., Class B1,2,3	168,598	4,638
			11,382,799

Communication services 19.85%
	Meta Platforms, Inc., Class A	7,034,394	4,118,708
	Netflix, Inc.[1]	2,807,260	2,502,167
	Alphabet, Inc., Class C	6,311,758	1,202,011
	Alphabet, Inc., Class A	4,065,328	769,567
	Charter Communications, Inc., Class A1	877,339	300,726
	Snap, Inc., Class A, nonvoting shares[1]	27,200,000	292,944
	Take-Two Interactive Software, Inc.[1]	410,918	75,642
	T-Mobile US, Inc.	265,000	58,493
	Comcast Corp., Class A	1,343,725	50,430
	Pinterest, Inc., Class A1	1,652,216	47,914
	Electronic Arts, Inc.	133,146	19,479
	Frontier Communications Parent, Inc.[1]	432,336	15,002
	Live Nation Entertainment, Inc.[1]	104,600	13,546
			9,466,629

Consumer discretionary 15.98%
	Tesla, Inc.[1]	7,509,093	3,032,472
	Amazon.com, Inc.[1]	5,353,667	1,174,541
	Royal Caribbean Cruises, Ltd.	2,278,615	525,654
	DoorDash, Inc., Class A1	3,000,000	503,250
	Chipotle Mexican Grill, Inc.[1]	3,319,893	200,190
	Tractor Supply Co.	3,325,000	176,425
	Airbnb, Inc., Class A1	1,335,319	175,474
	Home Depot, Inc.	436,781	169,903
	Norwegian Cruise Line Holdings, Ltd.[1]	6,094,950	156,823
	Booking Holdings, Inc.	30,364	150,861

American Funds Insurance Series	14

Growth Fund (continued)
Common stocks (continued)		Shares	Value (000)
Consumer discretionary (continued)
	Hermès International	61,000	$145,533
	Aramark	3,218,114	120,068
	NIKE, Inc., Class B	1,477,671	111,815
	Amadeus IT Group SA, Class A, non-registered shares	1,534,941	107,979
	O’Reilly Automotive, Inc.[1]	79,800	94,627
	Service Corp. International	1,123,495	89,677
	Evolution AB	1,012,589	77,723
	D.R. Horton, Inc.	478,018	66,836
	Ulta Beauty, Inc.[1]	150,000	65,240
	Rivian Automotive, Inc., Class A1,4	4,608,897	61,298
	Floor & Decor Holdings, Inc., Class A1	437,000	43,569
	Starbucks Corp.	443,476	40,467
	Flutter Entertainment PLC[1]	154,604	39,957
	Burlington Stores, Inc.[1]	137,767	39,272
	YUM! Brands, Inc.	246,744	33,103
	Aptiv Holdings, Ltd.[1]	518,218	31,342
	Five Below, Inc.[1]	252,000	26,450
	Wayfair, Inc., Class A1	514,000	22,780
	DraftKings, Inc., Class A1	608,086	22,621
	Polaris, Inc.	371,000	21,377
	Churchill Downs, Inc.	148,149	19,784
	Helen of Troy, Ltd.[1]	269,597	16,130
	Marriott International, Inc., Class A	56,000	15,621
	YETI Holdings, Inc.[1]	325,329	12,528
	TopBuild Corp.[1]	40,220	12,522
	Caesars Entertainment, Inc.[1]	356,300	11,908
	Hilton Worldwide Holdings, Inc.	36,119	8,927
			7,624,747

Health care 11.73%
	Intuitive Surgical, Inc.[1]	1,991,933	1,039,709
	Eli Lilly and Co.	782,664	604,217
	Vertex Pharmaceuticals, Inc.[1]	1,400,227	563,871
	UnitedHealth Group, Inc.	1,034,942	523,536
	Alnylam Pharmaceuticals, Inc.[1]	1,819,629	428,177
	Regeneron Pharmaceuticals, Inc.[1]	463,907	330,455
	Boston Scientific Corp.[1]	2,735,918	244,372
	Thermo Fisher Scientific, Inc.	403,339	209,829
	Illumina, Inc.[1]	1,365,139	182,424
	HCA Healthcare, Inc.	535,904	160,852
	Novo Nordisk AS, Class B	1,420,580	122,265
	Abbott Laboratories	997,405	112,816
	Danaher Corp.	408,661	93,808
	Sarepta Therapeutics, Inc.[1]	607,663	73,886
	Molina Healthcare, Inc.[1]	252,936	73,617
	Mettler-Toledo International, Inc.[1]	57,256	70,063
	Exact Sciences Corp.[1]	1,192,321	66,996
	BioNTech SE (ADR)[1]	562,734	64,124
	QIAGEN NV1	1,393,917	62,071
	Centene Corp.[1]	1,012,211	61,320
	Ascendis Pharma AS (ADR)[1]	444,896	61,249
	Ionis Pharmaceuticals, Inc.[1]	1,674,900	58,554
	Bristol-Myers Squibb Co.	944,357	53,413
	Guardant Health, Inc.[1]	1,705,050	52,089
	Insmed, Inc.[1]	726,167	50,135
	AstraZeneca PLC	343,952	44,774
	NovoCure, Ltd.[1]	1,498,493	44,655
	Veeva Systems, Inc., Class A1	156,283	32,858
	Verily Life Sciences, LLC[1,2,3]	300,178	31,351
	Align Technology, Inc.[1]	133,840	27,907
	IQVIA Holdings, Inc.[1]	105,500	20,732

15	American Funds Insurance Series

Growth Fund (continued)
Common stocks (continued)		Shares	Value (000)
Health care (continued)
	Amgen, Inc.	55,569	$14,483
	CRISPR Therapeutics AG1,4	334,619	13,171
	Biohaven, Ltd.[1]	65,550	2,448
			5,596,227

Industrials 10.63%
	TransDigm Group, Inc.	738,047	935,312
	Uber Technologies, Inc.[1]	6,127,000	369,581
	GE Vernova, Inc.	1,114,637	366,638
	General Electric Co.	2,046,671	341,364
	Quanta Services, Inc.	777,614	245,765
	Carrier Global Corp.	3,453,172	235,714
	Axon Enterprise, Inc.[1]	366,366	217,739
	Ingersoll-Rand, Inc.	2,296,640	207,754
	United Airlines Holdings, Inc.[1]	2,096,327	203,553
	Caterpillar, Inc.	499,375	181,153
	United Rentals, Inc.	253,448	178,539
	Ryanair Holdings PLC (ADR)	3,665,055	159,760
	Ryanair Holdings PLC	96,554	1,900
	Copart, Inc.[1]	2,348,144	134,760
	Boeing Co. (The)[1]	684,135	121,092
	FTAI Aviation, Ltd.	820,915	118,245
	Dayforce, Inc.[1]	1,586,142	115,217
	Eaton Corp. PLC	319,772	106,123
	Equifax, Inc.	366,771	93,472
	Republic Services, Inc.	437,004	87,916
	Old Dominion Freight Line, Inc.	490,000	86,436
	Southwest Airlines Co.	2,515,000	84,554
	Airbus SE, non-registered shares	426,445	67,967
	ITT, Inc.	343,000	49,008
	WillScot Holdings Corp., Class A1	1,437,590	48,087
	Casella Waste Systems, Inc., Class A1	440,826	46,644
	Northrop Grumman Corp.	94,803	44,490
	MTU Aero Engines AG	112,013	37,351
	XPO, Inc.[1]	263,564	34,566
	HEICO Corp.	137,622	32,718
	Paylocity Holding Corp.[1]	162,773	32,468
	Bombardier, Inc., Class B1	370,826	25,217
	FedEx Corp.	68,327	19,222
	Safran SA	64,065	13,995
	Saia, Inc.[1]	26,620	12,132
	Tetra Tech, Inc.	276,900	11,032
	Einride AB1,2,3	78,648	720
			5,068,204

Financials 8.19%
	Visa, Inc., Class A	2,748,550	868,652
	KKR & Co., Inc.	2,622,010	387,821
	Fiserv, Inc.[1]	1,815,629	372,967
	Bank of America Corp.	7,760,600	341,078
	Mastercard, Inc., Class A	595,726	313,691
	Toast, Inc., Class A1	6,420,036	234,010
	Apollo Asset Management, Inc.	1,286,147	212,420
	Blackstone, Inc.	954,531	164,580
	Affirm Holdings, Inc., Class A1	2,250,362	137,047
	Brookfield Corp., Class A	1,700,522	97,695
	Block, Inc., Class A1	920,219	78,209
	Blue Owl Capital, Inc., Class A	3,123,772	72,659
	Marsh & McLennan Companies, Inc.	325,585	69,158
	First Citizens BancShares, Inc., Class A	27,726	58,586
	Truist Financial Corp.	1,350,366	58,579
	Progressive Corp.	241,257	57,808

American Funds Insurance Series	16

Growth Fund (continued)
Common stocks (continued)		Shares	Value (000)
Financials (continued)
	Citigroup, Inc.	814,590	$57,339
	Ryan Specialty Holdings, Inc., Class A	870,000	55,819
	Capital One Financial Corp.	313,000	55,814
	Ares Management Corp., Class A	310,500	54,968
	UBS Group AG	1,535,000	46,808
	MSCI, Inc.	47,348	28,409
	Intercontinental Exchange, Inc.	176,208	26,257
	Discover Financial Services	122,282	21,183
	Aon PLC, Class A	57,337	20,593
	Arch Capital Group, Ltd.	159,854	14,763
			3,906,913

Energy 2.75%
	Halliburton Co.	11,600,000	315,404
	EOG Resources, Inc.	2,059,870	252,499
	Schlumberger NV	6,312,103	242,006
	Cenovus Energy, Inc. (CAD denominated)	10,602,535	160,722
	MEG Energy Corp.	7,061,794	115,940
	Canadian Natural Resources, Ltd. (CAD denominated)	2,847,609	87,917
	EQT Corp.	1,711,648	78,924
	ConocoPhillips	313,568	31,097
	Tourmaline Oil Corp.	596,759	27,616
			1,312,125

Consumer staples 2.19%
	Performance Food Group Co.[1]	3,559,500	300,956
	Costco Wholesale Corp.	287,855	263,753
	Target Corp.	900,000	121,662
	Philip Morris International, Inc.	711,723	85,656
	Dollar General Corp.	1,124,488	85,259
	Monster Beverage Corp.[1]	927,284	48,738
	Dollar Tree Stores, Inc.[1]	561,983	42,115
	Constellation Brands, Inc., Class A	147,125	32,514
	Keurig Dr Pepper, Inc.	903,000	29,004
	Estée Lauder Companies, Inc. (The), Class A	350,812	26,304
	Celsius Holdings, Inc.[1]	197,664	5,206
	JUUL Labs, Inc., Class A1,2,3,5	2,496,349	2,534
			1,043,701

Materials 1.48%
	Wheaton Precious Metals Corp.	2,842,409	159,857
	ATI, Inc.[1]	2,086,140	114,821
	Linde PLC	255,125	106,813
	Albemarle Corp.	1,072,000	92,278
	Grupo México, SAB de CV, Series B	19,156,155	90,889
	Royal Gold, Inc.	599,000	78,978
	Franco-Nevada Corp.	340,400	40,002
	Glencore PLC	5,275,000	23,193
			706,831

Utilities 0.61%
	Constellation Energy Corp.	720,882	161,269
	PG&E Corp.	6,311,495	127,366
			288,635

Real estate 0.49%
	CoStar Group, Inc.[1]	2,042,142	146,197
	Zillow Group, Inc., Class C, nonvoting shares[1]	1,198,327	88,736
			234,933
	Total common stocks (cost: $19,708,330,000)		46,631,744

17	American Funds Insurance Series

Growth Fund (continued)
Preferred securities 0.25%		Shares	Value (000)
Information technology 0.25%
	Stripe, Inc., Series I, 6.00% noncumulative preferred shares[1,2,3]	2,763,342	$76,019
	Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,2,3]	52,656	1,449
	PsiQuantum Corp., Series D, preferred shares[1,2,3]	906,761	38,311
	Tipalti Solutions, Ltd., Series F, preferred shares[1,2,3]	406,310	3,072
			118,851

Industrials 0.00%
	Einride AB, Series C, preferred shares[1,2,3]	154,765	1,416
	Total preferred securities (cost: $93,750,000)		120,267
Rights & warrants 0.03%
Information technology 0.03%
	Openai Global, LLC, rights[1,2,3]	13,740,540	13,740
	Constellation Software, Inc., warrants, expire 3/31/2040[1,2]	53,352	— [6]
	Total rights & warrants (cost: $13,741,000)		13,740
Convertible stocks 0.01%
Materials 0.01%
	Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	128,700	5,237

Industrials 0.00%
	ABL Space Systems Co., Class A-10, noncumulative convertible preferred shares[2,3]	809,003	565
	ABL Space Systems Co., Class A-9, noncumulative convertible preferred shares[2,3]	171,920	120
	Total convertible stocks (cost: $18,269,000)		5,922
Short-term securities 2.23%
Money market investments 2.19%
	Capital Group Central Cash Fund 4.50%[7,8]	10,454,554	1,045,665

Money market investments purchased with collateral from securities on loan 0.04%
	State Street Institutional U.S. Government Money Market Fund, Institutional Class 4.40%[7,9]	14,975,169	14,975
	Capital Group Central Cash Fund 4.50%[7,8,9]	40,315	4,032
			19,007
	Total short-term securities (cost: $1,064,474,000)		1,064,672
	Total investment securities 100.28% (cost: $20,898,564,000)		47,836,345
	Other assets less liabilities (0.28)%		(133,402)
	Net assets 100.00%		$47,702,943

American Funds Insurance Series	18

Growth Fund (continued)
Investments in affiliates8

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Short-term securities 2.20%
Money market investments 2.19%
Capital Group Central Cash Fund 4.50%[7]	$588,273	$5,050,919	$4,593,709	$(5)	$187	$1,045,665	$55,620
Money market investments purchased with collateral from securities on loan 0.01%
Capital Group Central Cash Fund 4.50%[7,9]	5,032		1,000 [10]			4,032	— [11]
Total 2.20%				$(5)	$187	$1,049,697	$55,620
Restricted securities3

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Stripe, Inc., Series I, 6.00% noncumulative preferred shares[1,2]	3/15/2023	$55,638	$76,019	.16%
Stripe, Inc., Class B1,2	5/6/2021	6,766	4,638.01
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,2]	3/15/2021	2,113	1,449	.00 [12]
PsiQuantum Corp., Series D, preferred shares[1,2]	5/28/2021	23,781	38,311.08
Verily Life Sciences, LLC[1,2]	12/21/2018	37,000	31,351.07
Openai Global, LLC, rights[1,2]	9/30/2024	13,741	13,740.03
Tipalti Solutions, Ltd., Series F, preferred shares[1,2]	12/1/2021	6,956	3,072.01
JUUL Labs, Inc., Class A1,2,5	7/29/2024	19,001	2,534	.00 [12]
Einride AB, Series C, preferred shares[1,2]	11/23/2022-8/1/2024	5,262	1,416	.00 [12]
Einride AB1,2	2/1/2023	2,674	720	.00 [12]
ABL Space Systems Co., Class A-10, noncumulative convertible preferred shares[2]	12/14/2023	1,382	565	.00 [12]
ABL Space Systems Co., Class A-9, noncumulative convertible preferred shares[2]	10/22/2021	10,452	120	.00 [12]
Total		$184,766	$173,935	.36%

[1]	Security did not produce income during the last 12 months.
[2]	Value determined using significant unobservable inputs.
[3]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $173,935,000, which represented .36% of the net assets of the fund.

[4]
All or a portion of this security was on loan. The total value of all such securities was $20,610,000, which represented .04% of the net assets of the fund. Refer to
Note 5 for more information on securities lending.

[5]
Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $2,534,000, which represented 0.01% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.

[6]	Amount less than one thousand.
[7]	Rate represents the seven-day yield at 12/31/2024.
[8]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[9]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[10]	Represents net activity. Refer to Note 5 for more information on securities lending.
[11]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
[12]	Amount less than .01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
Refer to the notes to financial statements.

19	American Funds Insurance Series

International Fund
Investment portfolio December 31, 2024

Common stocks 93.82%		Shares	Value (000)
Industrials 20.63%
	Recruit Holdings Co., Ltd.	3,670,082	$255,353
	Airbus SE, non-registered shares	1,377,270	219,511
	Siemens AG	531,381	103,769
	Techtronic Industries Co., Ltd.	7,310,000	96,365
	Melrose Industries PLC	13,583,234	94,139
	MTU Aero Engines AG	229,720	76,601
	Rolls-Royce Holdings PLC[1]	10,425,950	74,180
	Diploma PLC	1,289,802	68,602
	Volvo AB, Class B	2,581,408	62,636
	Schneider Electric SE	226,770	56,057
	SMC Corp.	120,410	46,886
	International Container Terminal Services, Inc.	6,806,450	45,402
	Rumo SA	11,886,856	34,322
	Safran SA	152,619	33,339
	Daikin Industries, Ltd.	283,174	33,175
	Ashtead Group PLC	424,022	26,227
	Shenzhen Inovance Technology Co., Ltd., Class A	2,154,066	17,246
	Thales SA	92,053	13,134
	AtkinsRealis Group, Inc.	221,436	11,748
	Grab Holdings, Ltd., Class A1	2,056,505	9,707
	Deutsche Post AG	253,300	8,917
	Airports of Thailand PCL, foreign registered shares	4,083,600	7,050
	Kingspan Group PLC	76,000	5,528
			1,399,894

Information technology 14.58%
	Taiwan Semiconductor Manufacturing Co., Ltd.	6,960,936	227,299
	SAP SE	659,476	161,396
	Shopify, Inc., Class A, subordinate voting shares[1]	1,446,034	153,757
	ASML Holding NV	152,318	107,123
	SK hynix, Inc.	748,425	84,925
	Disco Corp.	127,900	34,523
	Constellation Software, Inc.	10,239	31,661
	Renesas Electronics Corp.	1,975,500	25,114
	Infineon Technologies AG	679,458	22,069
	Keyence Corp.	53,700	21,851
	Tokyo Electron, Ltd.	138,900	21,049
	STMicroelectronics NV	808,062	20,155
	NXP Semiconductors NV	96,785	20,117
	Tata Consultancy Services, Ltd.	411,789	19,642
	Zhongji Innolight Co., Ltd., Class A	956,800	16,151
	OBIC Co., Ltd.	255,000	7,566
	Canva, Inc.[1,2,3]	4,819	6,168
	BE Semiconductor Industries NV	38,396	5,193
	Samsung Electronics Co., Ltd.	110,160	3,975
			989,734

Consumer discretionary 11.05%
	MercadoLibre, Inc.[1]	82,885	140,941
	adidas AG	489,054	120,096
	Flutter Entertainment PLC[1]	255,834	66,120
	LVMH Moët Hennessy-Louis Vuitton SE	99,264	64,908
	Meituan, Class B1	2,920,000	56,653
	Evolution AB	586,121	44,989
	Ferrari NV (EUR denominated)	100,997	43,332
	Las Vegas Sands Corp.	766,828	39,384
	Maruti Suzuki India, Ltd.	255,266	32,340
	Sands China, Ltd.[1]	7,730,000	20,767
	NEXT PLC	165,572	19,677
	H World Group, Ltd. (ADR)	587,501	19,405
	PUMA SE, non-registered shares	276,959	12,669
	Zalando SE, non-registered shares[1]	354,654	11,895

American Funds Insurance Series	20

International Fund (continued)
Common stocks (continued)		Shares	Value (000)
Consumer discretionary (continued)
	Galaxy Entertainment Group, Ltd.	2,820,000	$11,881
	Fast Retailing Co., Ltd.	33,500	11,316
	Stellantis NV	668,835	8,778
	Compagnie Financière Richemont SA, Class A	57,415	8,727
	Kering SA	26,349	6,458
	Hermès International	2,060	4,915
	Coupang, Inc., Class A1	205,714	4,522
			749,773

Financials 11.03%
	Nu Holdings, Ltd., Class A1	14,448,928	149,691
	Banco Bilbao Vizcaya Argentaria, SA	11,994,591	117,455
	NatWest Group PLC	14,661,543	73,797
	Standard Chartered PLC	5,888,269	72,536
	3i Group PLC	1,240,038	55,089
	KB Financial Group, Inc.	916,740	51,993
	Aegon, Ltd.	7,348,773	43,491
	ING Groep NV	2,687,965	42,031
	Kotak Mahindra Bank, Ltd.	1,625,203	33,835
	AIA Group, Ltd.	3,986,097	28,835
	HDFC Bank, Ltd. (ADR)	207,750	13,267
	HDFC Bank, Ltd.	532,601	11,017
	Mizuho Financial Group, Inc.	916,500	22,360
	Bank Mandiri (Persero) Tbk PT	27,858,000	9,807
	Bank Central Asia Tbk PT	13,486,900	8,082
	ICICI Bank, Ltd.	485,000	7,253
	Futu Holdings, Ltd. (ADR)	52,123	4,169
	Bajaj Finserv, Ltd.	195,550	3,576
			748,284

Health care 10.76%
	Daiichi Sankyo Co., Ltd.	9,090,425	249,871
	Novo Nordisk AS, Class B	2,661,633	229,079
	UCB SA	340,362	67,547
	Sanofi	468,082	45,265
	Zealand Pharma AS1	350,425	34,814
	Eurofins Scientific SE, non-registered shares	587,074	29,947
	Grifols, SA, Class A, non-registered shares[1]	2,252,585	21,262
	AstraZeneca PLC	146,842	19,115
	Alcon, Inc.	132,413	11,213
	WuXi AppTec Co., Ltd., Class H4	920,200	6,701
	WuXi AppTec Co., Ltd., Class A	288,960	2,176
	bioMérieux SA	71,913	7,688
	Ambu AS, Class B, non-registered shares	398,719	5,759
			730,437

Materials 10.49%
	First Quantum Minerals, Ltd.[1]	14,456,903	186,362
	Glencore PLC	38,713,759	170,220
	Ivanhoe Mines, Ltd., Class A1	6,385,274	75,782
	Ivanhoe Mines, Ltd., Class A1,3	3,675,281	43,619
	Shin-Etsu Chemical Co., Ltd.	1,525,800	50,458
	Anglo American PLC	1,626,353	48,185
	Rio Tinto PLC	585,198	34,447
	Grupo México, SAB de CV, Series B	5,747,400	27,269
	Arkema SA	189,600	14,458
	Smurfit Westrock PLC	211,114	11,371
	Air Liquide SA	67,630	10,934
	Akzo Nobel NV	178,117	10,695
	Nippon Sanso Holdings Corp.	338,100	9,389

21	American Funds Insurance Series

International Fund (continued)
Common stocks (continued)		Shares	Value (000)
Materials (continued)
	Nitto Denko Corp.	525,600	$8,789
	Antofagasta PLC	328,421	6,500
	DSM-Firmenich AG	30,930	3,123
			711,601

Communication services 6.77%
	Bharti Airtel, Ltd.	6,297,619	116,652
	Bharti Airtel, Ltd., interim shares	271,584	3,731
	Tencent Holdings, Ltd.	1,811,878	96,829
	Universal Music Group NV	2,900,417	74,017
	Sea, Ltd., Class A (ADR)[1]	677,385	71,870
	Deutsche Telekom AG	1,074,644	32,161
	Intouch Holdings PCL, foreign registered[1]	10,237,300	28,847
	Singapore Telecommunications, Ltd.	5,800,500	13,060
	NetEase, Inc.	673,316	12,012
	Advanced Info Service PCL, foreign registered shares	1,250,600	10,436
			459,615

Energy 4.05%
	Reliance Industries, Ltd.	11,090,400	157,096
	Canadian Natural Resources, Ltd. (CAD denominated)	1,990,782	61,464
	Cenovus Energy, Inc. (CAD denominated)	3,720,704	56,401
			274,961

Consumer staples 3.19%
	JBS SA	11,851,004	70,122
	Danone SA	871,867	58,663
	Ajinomoto Co., Inc.	1,148,150	46,719
	Kweichow Moutai Co., Ltd., Class A	79,152	16,494
	Suntory Beverage & Food, Ltd.[4]	322,200	10,228
	Avenue Supermarts, Ltd.[1]	198,145	8,241
	Treasury Wine Estates, Ltd.	843,782	5,917
			216,384

Utilities 1.00%
	Gulf Energy Development PCL, foreign registered	11,894,900	20,570
	Engie SA	991,006	15,709
	E.ON SE	1,035,361	12,055
	Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP, ordinary nominative shares[1]	760,600	10,897
	SembCorp Industries, Ltd.	2,195,700	8,872
			68,103

Real estate 0.27%
	ESR Group, Ltd.	6,639,483	10,224
	Ayala Land, Inc.	18,147,800	8,158
			18,382
	Total common stocks (cost: $4,746,087,000)		6,367,168
Preferred securities 0.35%
Consumer discretionary 0.20%
	Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares[4]	223,027	13,491

Financials 0.09%
	Itaú Unibanco Holding SA, preferred nominative shares	1,185,631	5,894

American Funds Insurance Series	22

International Fund (continued)
Preferred securities (continued)		Shares	Value (000)

Health care 0.05%
	Grifols, SA, Class B, nonvoting non-registered preferred shares[1]	522,350	$3,835

Information technology 0.01%
	Canva, Inc., Series A, noncumulative preferred shares[1,2,3]	422	540
	Canva, Inc., Series A-3, noncumulative preferred shares[1,2,3]	18	23
	Canva, Inc., Series A-4, noncumulative preferred shares[1,2,3]	1	1
			564
	Total preferred securities (cost: $36,565,000)		23,784
Rights & warrants 0.00%
Information technology 0.00%
	Constellation Software, Inc., warrants, expire 3/31/2040[1,2]	7,730	— [5]
	Total rights & warrants (cost: $0)		— [5]

Short-term securities 5.86%
Money market investments 5.84%
	Capital Group Central Cash Fund 4.50%[6,7]	3,963,968	396,476

Money market investments purchased with collateral from securities on loan 0.02%
	Capital Group Central Cash Fund 4.50%[6,7,8]	9,998	1,000
	State Street Institutional U.S. Government Money Market Fund, Institutional Class 4.40%[6,8]	246,411	246
			1,246
	Total short-term securities (cost: $397,677,000)		397,722
	Total investment securities 100.03% (cost: $5,180,329,000)		6,788,674
	Other assets less liabilities (0.03)%		(2,156)
	Net assets 100.00%		$6,786,518
Investments in affiliates7

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Short-term securities 5.86%
Money market investments 5.84%
Capital Group Central Cash Fund 4.50%[6]	$202,026	$1,697,170	$1,502,773	$9	$44	$396,476	$13,875
Money market investments purchased with collateral from securities on loan 0.02%
Capital Group Central Cash Fund 4.50%[6,8]	47	953 [9]				1,000	— [10]
Total 5.86%				$9	$44	$397,476	$13,875

23	American Funds Insurance Series

International Fund (continued)
Restricted securities3

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Ivanhoe Mines, Ltd., Class A1	12/18/2023	$32,962	$43,619	.64%
Canva, Inc.[1,2]	8/26/2021-11/4/2021	8,215	6,168.09
Canva, Inc., Series A, noncumulative preferred shares[1,2]	11/4/2021	719	540.01
Canva, Inc., Series A-3, noncumulative preferred shares[1,2]	11/4/2021	31	23	.00 [11]
Canva, Inc., Series A-4, noncumulative preferred shares[1,2]	11/4/2021	2	1	.00 [11]
Total		$41,929	$50,351	.74%

[1]	Security did not produce income during the last 12 months.
[2]	Value determined using significant unobservable inputs.
[3]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $50,351,000, which represented .74% of the net assets of the fund.

[4]
All or a portion of this security was on loan. The total value of all such securities was $5,960,000, which represented .09% of the net assets of the fund. Refer to
Note 5 for more information on securities lending.

[5]	Amount less than one thousand.
[6]	Rate represents the seven-day yield at 12/31/2024.
[7]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[8]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[9]	Represents net activity. Refer to Note 5 for more information on securities lending.
[10]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
[11]	Amount less than .01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
EUR = Euros
Refer to the notes to financial statements.

American Funds Insurance Series	24

New World Fund®
Investment portfolio December 31, 2024

Common stocks 93.60%		Shares	Value (000)
Information technology 17.88%
	Taiwan Semiconductor Manufacturing Co., Ltd.	6,210,274	$202,787
	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	8,019	1,584
	Microsoft Corp.	211,032	88,950
	Broadcom, Inc.	262,375	60,829
	NVIDIA Corp.	382,572	51,376
	SK hynix, Inc.	240,088	27,243
	ASML Holding NV	36,404	25,602
	ASML Holding NV (ADR)	2,208	1,531
	SAP SE	69,394	16,983
	SAP SE (ADR)[1]	4,613	1,136
	Keyence Corp.	42,400	17,253
	Apple, Inc.	67,217	16,833
	Synopsys, Inc.[2]	31,177	15,132
	Capgemini SE	57,522	9,383
	MediaTek, Inc.	200,000	8,587
	ASM International NV	14,023	8,001
	E Ink Holdings, Inc.	893,000	7,358
	Coforge, Ltd.	62,041	7,002
	Tokyo Electron, Ltd.	43,800	6,637
	eMemory Technology, Inc.	61,000	6,197
	Tata Consultancy Services, Ltd.	117,647	5,612
	Globant SA2	19,426	4,165
	TDK Corp.	290,600	3,740
	Advantech Co., Ltd.	311,000	3,272
	Samsung Electronics Co., Ltd.	68,286	2,464
	EPAM Systems, Inc.[2]	6,651	1,555
	Oracle Corp.	9,038	1,506
	Applied Materials, Inc.	8,503	1,383
	Zhongji Innolight Co., Ltd., Class A	72,989	1,232
	KLA Corp.	1,835	1,156
	Micron Technology, Inc.	13,723	1,155
	Accenture PLC, Class A	2,807	988
	Lattice Semiconductor Corp.[2]	11,336	642
	Canva, Inc.[2,3,4]	385	493
	Disco Corp.	1,400	378
			610,145

Financials 17.02%
	Nu Holdings, Ltd., Class A2	3,437,666	35,614
	PB Fintech, Ltd.[2]	1,441,998	35,467
	Mastercard, Inc., Class A	60,680	31,952
	Banco Bilbao Vizcaya Argentaria, SA	3,229,869	31,628
	AIA Group, Ltd.	3,563,200	25,776
	Bank Mandiri (Persero) Tbk PT	68,924,200	24,263
	Bank Central Asia Tbk PT	39,507,923	23,676
	Capitec Bank Holdings, Ltd.	141,946	23,576
	HDFC Bank, Ltd.	973,796	20,143
	Visa, Inc., Class A	52,552	16,609
	Kotak Mahindra Bank, Ltd.	750,815	15,631
	Ping An Insurance (Group) Company of China, Ltd., Class H	2,489,544	14,653
	Eurobank Ergasias Services and Holdings SA	5,758,887	13,263
	Cholamandalam Investment and Finance Co., Ltd.	934,913	12,930
	Discovery, Ltd.	1,215,978	12,550
	XP, Inc., Class A	1,053,385	12,483
	Shriram Finance, Ltd.	314,111	10,565
	AU Small Finance Bank, Ltd.	1,577,810	10,296
	Hana Financial Group, Inc.	247,331	9,458
	KB Financial Group, Inc.	165,909	9,410
	ICICI Bank, Ltd. (ADR)	165,173	4,932
	ICICI Bank, Ltd.	298,469	4,463
	UniCredit SpA	232,246	9,272
	B3 SA - Brasil, Bolsa, Balcao	5,324,587	9,132

25	American Funds Insurance Series

New World Fund® (continued)
Common stocks (continued)		Shares	Value (000)
Financials (continued)
	National Bank of Greece SA	1,095,662	$8,668
	Grupo Financiero Banorte, SAB de CV, Series O	1,334,588	8,575
	S&P Global, Inc.	16,983	8,458
	PICC Property and Casualty Co., Ltd., Class H	4,852,000	7,660
	Hong Kong Exchanges and Clearing, Ltd.	190,200	7,220
	Bank of the Philippine Islands	3,336,728	7,029
	Axis Bank, Ltd.	526,257	6,536
	Brookfield Corp., Class A	112,675	6,473
	BSE, Ltd.	95,870	5,963
	Aon PLC, Class A	16,068	5,771
	China Merchants Bank Co., Ltd., Class H	908,000	4,652
	China Merchants Bank Co., Ltd., Class A	198,500	1,067
	Canara Bank	4,698,993	5,468
	Bajaj Finserv, Ltd.	290,936	5,321
	HSBC Holdings PLC (GBP denominated)	491,890	4,834
	Samsung Fire & Marine Insurance Co., Ltd.	19,244	4,679
	Emirates NBD Bank PJSC	766,007	4,473
	Bajaj Finance, Ltd.	55,090	4,386
	Standard Chartered PLC	348,769	4,296
	Commercial International Bank - Egypt (CIB) SAE (GDR)	2,216,946	3,286
	Commercial International Bank - Egypt (CIB) SAE	644,623	995
	Woori Financial Group, Inc.	388,339	4,034
	Al Rajhi Banking and Investment Corp., non-registered shares	140,766	3,538
	Alpha Services and Holdings SA	2,097,209	3,499
	Banco BTG Pactual SA, units	779,046	3,432
	Moody’s Corp.	6,818	3,227
	DBS Group Holdings, Ltd.	83,740	2,679
	Edenred SA	80,856	2,641
	China Construction Bank Corp., Class H	3,075,000	2,557
	Max Financial Services, Ltd.[2]	181,296	2,359
	Akbank TAS	1,272,608	2,303
	Erste Group Bank AG	36,295	2,243
	BNP Paribas SA	34,449	2,110
	Vietnam Technological and Commercial JSCB (The)	1,848,800	1,806
	Prudential PLC	202,489	1,614
	Abu Dhabi Islamic Bank PJSC	366,210	1,377
	Bank of Ningbo Co., Ltd., Class A	404,900	1,346
	BDO Unibank, Inc.	482,090	1,194
	Bank of Baroda	399,145	1,118
	Haci Ömer Sabanci Holding AS	365,183	991
	Société Générale	35,259	987
	Bajaj Housing Finance, Ltd.[2]	595,117	884
	Asia Commercial Joint Stock Bank	615,800	667
	Power Finance Corp., Ltd.	90,119	471
	Sberbank of Russia PJSC[3]	2,662,164	— [5]
			580,629

Consumer discretionary 11.85%
	MercadoLibre, Inc.[2]	36,977	62,877
	Trip.com Group, Ltd. (ADR)[2]	546,928	37,552
	Meituan, Class B2	1,449,000	28,113
	LVMH Moët Hennessy-Louis Vuitton SE	40,245	26,316
	H World Group, Ltd. (ADR)	529,626	17,493
	H World Group, Ltd.	360,900	1,199
	Midea Group Co., Ltd., Class A	1,774,068	18,257
	Eicher Motors, Ltd.	262,412	14,780
	Galaxy Entertainment Group, Ltd.	3,365,000	14,177
	adidas AG	53,879	13,231
	BYD Co., Ltd., Class H	181,000	6,172
	BYD Co., Ltd., Class A	153,508	5,936
	Hyundai Motor India, Ltd.[2,6]	225,666	4,761
	Hyundai Motor India, Ltd.[2]	213,018	4,494

American Funds Insurance Series	26

New World Fund® (continued)
Common stocks (continued)		Shares	Value (000)
Consumer discretionary (continued)
	Jumbo SA	340,209	$9,008
	Compagnie Financière Richemont SA, Class A	53,654	8,156
	Titan Co., Ltd.	202,486	7,687
	TVS Motor Co., Ltd.	271,959	7,524
	Maruti Suzuki India, Ltd.	58,895	7,461
	Shenzhou International Group Holdings, Ltd.	915,000	7,214
	Sands China, Ltd.[2]	2,309,600	6,205
	Zomato, Ltd.[2]	1,891,919	6,135
	Booking Holdings, Inc.	1,154	5,734
	lululemon athletica, Inc.[2]	14,781	5,652
	Tesla, Inc.[2]	13,138	5,306
	Ferrari NV (EUR denominated)	12,138	5,208
	Alibaba Group Holding, Ltd. (ADR)	40,506	3,435
	Alibaba Group Holding, Ltd.	160,672	1,705
	Naspers, Ltd., Class N	22,738	5,020
	Hermès International	2,010	4,795
	Amadeus IT Group SA, Class A, non-registered shares	57,319	4,032
	Evolution AB	48,283	3,706
	Mahindra & Mahindra, Ltd.	102,363	3,586
	Aptiv Holdings, Ltd.[2]	56,931	3,443
	Inchcape PLC	318,142	3,048
	PDD Holdings, Inc. (ADR)[2]	30,678	2,976
	Industria de Diseño Textil, SA	54,325	2,781
	Starbucks Corp.	28,914	2,638
	Stellantis NV	199,931	2,624
	Li Ning Co., Ltd.	1,175,155	2,473
	Swiggy, Ltd.[2]	229,843	1,452
	Swiggy, Ltd.[2,6]	145,236	918
	Marriott International, Inc., Class A	7,853	2,191
	YUM! Brands, Inc.	15,667	2,102
	Airbnb, Inc., Class A2	14,710	1,933
	Pepkor Holdings, Ltd.	1,142,823	1,749
	China Tourism Group Duty Free Corp., Ltd., Class H1	249,652	1,707
	Tube Investments of India, Ltd.	39,256	1,636
	Hilton Worldwide Holdings, Inc.	5,742	1,419
	NIKE, Inc., Class B	18,711	1,416
	Renault SA	25,328	1,227
	Shangri-La Asia, Ltd.[1]	1,774,000	1,210
	Magazine Luiza SA2	956,497	1,003
	Gree Electric Appliances, Inc. of Zhuhai, Class A	116,846	726
	Cyrela Brazil Realty SA, ordinary nominative shares	179,166	504
			404,103

Industrials 10.72%
	Airbus SE, non-registered shares	262,652	41,862
	International Container Terminal Services, Inc.	4,423,480	29,506
	Safran SA	91,319	19,948
	Techtronic Industries Co., Ltd.	1,409,000	18,574
	Shenzhen Inovance Technology Co., Ltd., Class A	2,212,302	17,712
	Rolls-Royce Holdings PLC[2]	2,202,587	15,671
	Copa Holdings, SA, Class A	152,679	13,417
	Rumo SA	4,472,420	12,914
	Contemporary Amperex Technology Co., Ltd., Class A	294,876	10,723
	Airports of Thailand PCL, foreign registered shares	6,164,400	10,643
	Carrier Global Corp.	138,343	9,443
	TransDigm Group, Inc.	7,302	9,254
	Grupo Aeroportuario del Pacífico, SAB de CV, Class B	448,123	7,877
	Grupo Aeroportuario del Pacífico, SAB de CV, Class B (ADR)	6,508	1,139
	Larsen & Toubro, Ltd.	214,105	9,008
	General Electric Co.	52,438	8,746
	Daikin Industries, Ltd.	73,900	8,658
	Hitachi, Ltd.	341,000	8,381

27	American Funds Insurance Series

New World Fund® (continued)
Common stocks (continued)		Shares	Value (000)
Industrials (continued)
	DSV A/S	36,642	$7,758
	BAE Systems PLC	479,919	6,885
	Schneider Electric SE	26,546	6,562
	Siemens AG	32,046	6,258
	Uber Technologies, Inc.[2]	98,798	5,960
	Caterpillar, Inc.	15,491	5,620
	Wizz Air Holdings PLC[2]	281,598	5,036
	Mitsui & Co., Ltd.	239,300	4,965
	IMCD NV	33,524	4,965
	LS Electric Co., Ltd.	44,464	4,757
	Jiangsu Hengli Hydraulic Co., Ltd., Class A	638,864	4,612
	CCR SA, ordinary nominative shares	2,424,436	3,991
	InPost SA2	222,481	3,805
	Ayala Corp.	348,310	3,603
	Interpump Group SpA	78,970	3,509
	GE Vernova, Inc.	10,547	3,469
	SMC Corp.	7,600	2,959
	Leonardo SpA	109,609	2,950
	SM Investments Corp.	189,650	2,941
	Bureau Veritas SA	95,425	2,900
	Weichai Power Co., Ltd., Class H	976,000	1,494
	Weichai Power Co., Ltd., Class A	744,200	1,394
	GT Capital Holdings, Inc.	214,690	2,433
	Boeing Co. (The)[2]	11,952	2,116
	Localiza Rent a Car SA, ordinary nominative shares[2]	392,647	2,046
	Ingersoll-Rand, Inc.	22,287	2,016
	Grab Holdings, Ltd., Class A2	360,901	1,703
	Shanghai International Airport Co., Ltd., Class A	347,800	1,625
	Embraer SA2	131,598	1,206
	Epiroc AB, Class B	67,124	1,044
	Legrand SA	7,032	681
	Haitian International Holdings, Ltd.	189,146	514
	MISUMI Group, Inc.	25,400	391
			365,644

Communication services 9.97%
	Tencent Holdings, Ltd.	1,668,651	89,175
	Meta Platforms, Inc., Class A	95,664	56,012
	Alphabet, Inc., Class C	137,269	26,142
	Alphabet, Inc., Class A	136,113	25,766
	Bharti Airtel, Ltd.	1,885,857	34,932
	Bharti Airtel, Ltd., interim shares	61,802	849
	NetEase, Inc.	1,175,600	20,972
	NetEase, Inc. (ADR)	22,480	2,006
	MTN Group, Ltd.	2,745,420	13,401
	América Móvil, SAB de CV, Class B (ADR)	557,111	7,972
	Netflix, Inc.[2]	8,553	7,623
	KT Corp. (ADR)[1]	376,998	5,851
	Telefónica, SA, non-registered shares	1,363,666	5,556
	KANZHUN, Ltd., Class A (ADR)[2]	393,910	5,436
	Telkom Indonesia (Persero) Tbk PT, Class B	27,433,400	4,602
	Indus Towers, Ltd.[2]	1,069,134	4,261
	Intouch Holdings PCL, foreign registered	910,237	2,565
	Intouch Holdings PCL, foreign registered[2]	512,600	1,444
	True Corp. PCL, nonvoting depository receipts[2]	11,870,500	3,839
	Singapore Telecommunications, Ltd.	1,488,000	3,350
	Vodafone Group PLC	3,703,365	3,158
	Advanced Info Service PCL, foreign registered shares	341,900	2,853
	Tencent Music Entertainment Group, Class A (ADR)	248,342	2,819
	Sea, Ltd., Class A (ADR)[2]	24,821	2,634
	TIM SA	1,018,641	2,402

American Funds Insurance Series	28

New World Fund® (continued)
Common stocks (continued)		Shares	Value (000)
Communication services (continued)
	Informa PLC	175,657	$1,750
	Baidu, Inc., Class A (ADR)[2]	19,016	1,603
	JCDecaux SE2	69,627	1,091
			340,064

Health care 8.63%
	Novo Nordisk AS, Class B	535,623	46,100
	Max Healthcare Institute, Ltd.	3,271,327	43,107
	Eli Lilly and Co.	51,553	39,799
	Thermo Fisher Scientific, Inc.	45,542	23,692
	AstraZeneca PLC	124,126	16,158
	Laurus Labs, Ltd.	1,929,807	13,561
	BeiGene, Ltd. (ADR)[2]	63,775	11,780
	BeiGene, Ltd.[2]	36,200	512
	Jiangsu Hengrui Medicine Co., Ltd., Class A	1,595,388	10,017
	Abbott Laboratories	84,447	9,552
	Rede D’Or Sao Luiz SA	1,767,731	7,271
	Danaher Corp.	31,501	7,231
	EssilorLuxottica SA	29,196	7,095
	Innovent Biologics, Inc.[2]	1,488,373	7,014
	WuXi AppTec Co., Ltd., Class H1	791,000	5,760
	WuXi AppTec Co., Ltd., Class A	161,119	1,213
	Zai Lab, Ltd. (ADR)[2]	215,619	5,647
	Aspen Pharmacare Holdings, Ltd.	634,597	5,550
	Mankind Pharma, Ltd.[2]	156,394	5,262
	Revvity, Inc.	37,230	4,155
	Teva Pharmaceutical Industries, Ltd. (ADR)[2]	138,594	3,055
	Lupin, Ltd.	90,605	2,493
	OdontoPrev SA	1,390,271	2,444
	Zoetis, Inc., Class A	11,854	1,931
	Alcon, Inc.	20,866	1,767
	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	48,700	1,699
	Siemens Healthineers AG	30,936	1,640
	Align Technology, Inc.[2]	6,902	1,439
	Legend Biotech Corp. (ADR)[2]	43,938	1,430
	Asahi Intecc Co., Ltd.	71,500	1,159
	Mettler-Toledo International, Inc.[2]	940	1,150
	Medtronic PLC	14,130	1,129
	Straumann Holding AG	6,028	757
	Angelalign Technology, Inc.[1]	88,406	669
	Wuxi Biologics (Cayman), Inc.[2]	240,500	543
	Hypera SA, ordinary nominative shares	154,123	450
	CanSino Biologics, Inc., Class H2	35,921	146
			294,377

Consumer staples 6.67%
	Kweichow Moutai Co., Ltd., Class A	178,770	37,253
	ITC, Ltd.	3,981,236	22,478
	Varun Beverages, Ltd.	2,383,723	17,723
	Nestlé SA	199,381	16,349
	Ajinomoto Co., Inc.	356,799	14,519
	Monster Beverage Corp.[2]	206,308	10,844
	Arca Continental, SAB de CV	1,147,876	9,510
	British American Tobacco PLC	254,486	9,228
	JBS SA	1,380,199	8,167
	Dino Polska SA, non-registered shares[2]	84,131	7,940
	Constellation Brands, Inc., Class A	32,761	7,240
	Carlsberg A/S, Class B	65,395	6,264
	Shoprite Holdings, Ltd.	385,446	6,015
	Tsingtao Brewery Co., Ltd., Class H	821,634	6,010
	Anheuser-Busch InBev SA/NV	114,564	5,732
	Avenue Supermarts, Ltd.[2]	130,521	5,429

29	American Funds Insurance Series

New World Fund® (continued)
Common stocks (continued)		Shares	Value (000)
Consumer staples (continued)
	United Spirits, Ltd.	210,703	$3,996
	KT&G Corp.	51,173	3,699
	Budweiser Brewing Co., APAC, Ltd.	3,808,300	3,673
	Masan Group Corp.[2]	1,332,700	3,657
	Philip Morris International, Inc.	26,765	3,221
	Haleon PLC	530,219	2,498
	Coca-Cola Co.	38,792	2,415
	JD Health International, Inc.[2]	631,150	2,284
	L’Oréal SA, non-registered shares	6,411	2,263
	WH Group, Ltd.	2,658,000	2,061
	Danone SA	28,009	1,885
	Dabur India, Ltd.	296,175	1,746
	Kimberly-Clark de México, SAB de CV, Class A, ordinary participation certificates	1,143,368	1,612
	BBB Foods, Inc., Class A2	43,099	1,219
	Mondelez International, Inc., Class A	9,629	575
			227,505

Materials 5.35%
	First Quantum Minerals, Ltd.[2]	1,977,690	25,494
	Freeport-McMoRan, Inc.	640,690	24,397
	Linde PLC	44,730	18,727
	APL Apollo Tubes, Ltd.	581,386	10,652
	Vale SA, ordinary nominative shares	684,518	6,050
	Vale SA (ADR), ordinary nominative shares	447,496	3,969
	Barrick Gold Corp.	613,346	9,507
	Tata Steel, Ltd.	5,914,585	9,505
	Glencore PLC	1,881,833	8,274
	Amcor PLC (CDI)	783,277	7,262
	Grupo México, SAB de CV, Series B	1,495,880	7,097
	Sika AG	27,006	6,418
	Zijin Mining Group Co., Ltd., Class H	3,052,000	5,586
	Albemarle Corp.	52,784	4,544
	Shin-Etsu Chemical Co., Ltd.	132,200	4,372
	Southern Copper Corp.	45,419	4,139
	Nutrien, Ltd. (CAD denominated)	67,323	3,012
	Anhui Conch Cement Co., Ltd., Class H	1,122,000	2,882
	Loma Negra Compania Industrial Argentina SA (ADR)[2]	222,019	2,651
	Fresnillo PLC	257,915	2,010
	Ivanhoe Mines, Ltd., Class A2	155,242	1,842
	Givaudan SA	405	1,775
	Asian Paints, Ltd.	66,580	1,773
	SRF, Ltd.	64,202	1,676
	Arkema SA	21,099	1,609
	Indorama Ventures PCL, foreign registered shares	2,228,400	1,608
	Corteva, Inc.	27,079	1,542
	BASF SE	29,554	1,299
	Akzo Nobel NV	20,823	1,250
	Antofagasta PLC	45,109	893
	CEMEX, SAB de CV (ADR), ordinary participation certificates, units	98,397	555
	Gerdau SA (ADR)	55,796	161
	Alrosa PJSC[3]	1,123,215	— [5]
			182,531

Energy 2.57%
	TotalEnergies SE	361,750	20,102
	Reliance Industries, Ltd.	1,174,672	16,639
	ADNOC Drilling Co. PJSC	5,206,498	7,548
	New Fortress Energy, Inc., Class A1	419,605	6,344
	Vista Energy, SAB de CV, Class A (ADR)[2]	115,065	6,226
	Galp Energia, SGPS, SA, Class B	366,264	6,072
	Cheniere Energy, Inc.	27,498	5,909
	Adnoc Gas PLC	4,968,807	4,748

American Funds Insurance Series	30

New World Fund® (continued)
Common stocks (continued)		Shares	Value (000)
Energy (continued)
	Shell PLC (GBP denominated)	112,411	$3,490
	Chevron Corp.	20,205	2,926
	Exxon Mobil Corp.	25,866	2,782
	Schlumberger NV	64,009	2,454
	Borr Drilling, Ltd.[1,2]	347,864	1,357
	INPEX Corp.[1]	42,700	535
	Saudi Arabian Oil Co.	54,835	409
	Petróleo Brasileiro SA (Petrobras) (ADR), ordinary nominative shares	18,657	240
	Rosneft Oil Co. PJSC[3]	588,661	— [5]
			87,781

Real estate 1.58%
	Macrotech Developers, Ltd.	2,009,655	32,615
	China Resources Mixc Lifestyle Services, Ltd.	1,600,000	5,955
	KE Holdings, Inc., Class A (ADR)	258,710	4,765
	Prestige Estates Projects, Ltd.	236,800	4,685
	CK Asset Holdings, Ltd.	869,500	3,572
	Fibra Uno Administración REIT, SA de CV	1,733,627	1,723
	Longfor Group Holdings, Ltd.	399,346	514
	ALLOS SA, ordinary nominative shares	60,765	179
			54,008

Utilities 1.36%
	Equatorial Energia SA, ordinary nominative shares	1,558,936	6,913
	Power Grid Corporation of India, Ltd.	1,765,014	6,357
	Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP, ordinary nominative shares[2]	434,304	6,222
	SembCorp Industries, Ltd.	1,240,700	5,013
	Gulf Energy Development PCL, foreign registered	2,829,615	4,893
	Torrent Power Ltd.	247,921	4,303
	NTPC, Ltd.	1,011,858	3,940
	Engie SA	177,777	2,818
	NTPC Green Energy, Ltd.[2]	1,273,054	1,892
	NTPC Green Energy, Ltd.[2,6]	548,826	815
	CPFL Energia SA	449,965	2,301
	AES Corp.	74,426	958
			46,425
	Total common stocks (cost: $2,187,745,000)		3,193,212
Preferred securities 0.59%
Financials 0.20%
	Itaú Unibanco Holding SA (ADR), preferred nominative shares	1,156,636	5,737
	Itaú Unibanco Holding SA, preferred nominative shares	247,183	1,229
			6,966

Real estate 0.18%
	QuintoAndar, Ltd., Series E, preference shares[2,3,4]	32,657	4,888
	QuintoAndar, Ltd., Series E-1, preference shares[2,3,4]	8,400	1,257
			6,145

Information technology 0.13%
	Samsung Electronics Co., Ltd., nonvoting preferred shares	144,493	4,333
	Canva, Inc., Series A, noncumulative preferred shares[2,3,4]	34	44
	Canva, Inc., Series A-3, noncumulative preferred shares[2,3,4]	1	1
			4,378

31	American Funds Insurance Series

New World Fund® (continued)
Preferred securities (continued)	Shares	Value (000)

Consumer discretionary 0.08%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	46,497	$2,812
Getir BV, Series D, preferred shares[2,3,4]	7,768	— [5]
		2,812
Total preferred securities (cost: $28,832,000)		20,301
Convertible stocks 0.01%
Materials 0.01%
Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	5,700	232
Total convertible stocks (cost: $285,000)		232
Bonds, notes & other debt instruments 3.54%	Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 3.09%
Abu Dhabi (Emirate of) 1.70% 3/2/2031[7]	USD200	166
Abu Dhabi (Emirate of) 5.50% 4/30/2054	905	890
Angola (Republic of) 9.50% 11/12/2025	400	401
Angola (Republic of) 8.25% 5/9/2028	600	565
Angola (Republic of) 8.00% 11/26/2029[7]	445	399
Angola (Republic of) 8.75% 4/14/2032[7]	280	248
Argentine Republic 4.125% 7/9/2035 (4.75% on 7/9/2027)[8]	1,127	750
Argentine Republic 5.00% 1/9/2038	601	422
Brazil (Federative Republic of) 10.00% 1/1/2027	BRL10,699	1,572
Brazil (Federative Republic of) 6.00% 5/15/2027[9]	27,871	4,327
Brazil (Federative Republic of) 10.00% 1/1/2031	4,628	597
Brazil (Federative Republic of) 6.00% 8/15/2032[9]	5,047	739
Brazil (Federative Republic of) 10.00% 1/1/2033	32,168	4,007
Brazil (Federative Republic of) 10.00% 1/1/2035	48,600	5,912
Brazil (Federative Republic of) 6.00% 8/15/2050[9]	9,160	1,240
Chile (Republic of) 6.00% 4/1/2033	CLP720,000	727
Chile (Republic of) 5.30% 11/1/2037	480,000	457
Chile (Republic of) 4.34% 3/7/2042	USD350	294
China (People’s Republic of), Series INBK, 2.89% 11/18/2031	CNY25,910	3,849
China (People’s Republic of), Series INBK, 2.27% 5/25/2034	5,610	808
China (People’s Republic of), Series INBK, 3.72% 4/12/2051	23,270	4,281
China (People’s Republic of), Series INBK, 3.12% 10/25/2052	9,500	1,603
China (People’s Republic of) 2.57% 5/20/2054	4,480	693
Colombia (Republic of) 3.25% 4/22/2032	USD700	538
Colombia (Republic of) 8.00% 11/14/2035	200	202
Colombia (Republic of) 5.20% 5/15/2049	755	509
Colombia (Republic of), Series B, 7.00% 3/26/2031	COP1,308,300	244
Colombia (Republic of), Series B, 13.25% 2/9/2033	1,734,800	426
Colombia (Republic of), Series UVR, 3.75% 2/25/2037[9]	6,870	504
Colombia (Republic of), Series B, 9.25% 5/28/2042	1,413,700	248
Cote d’Ivoire (Republic of) 4.875% 1/30/2032	EUR150	137
Czech Republic 1.95% 7/30/2037	CZK17,900	568
Dominican Republic 8.625% 4/20/2027[7]	USD575	592
Dominican Republic 5.50% 2/22/2029[7]	275	267
Dominican Republic 7.05% 2/3/2031[7]	150	154
Dominican Republic 5.875% 1/30/2060	1,725	1,463
Egypt (Arab Republic of) 25.318% 8/13/2027	EGP26,845	524
Egypt (Arab Republic of) 6.375% 4/11/2031	EUR100	92
Egypt (Arab Republic of) 8.50% 1/31/2047	USD400	311
Egypt (Arab Republic of) 8.875% 5/29/2050	755	605
Egypt (Arab Republic of) 8.15% 11/20/2059[7]	500	369
Gabonese Republic 7.00% 11/24/2031	500	373
Honduras (Republic of) 6.25% 1/19/2027	875	851
Honduras (Republic of) 5.625% 6/24/2030[7]	281	252

American Funds Insurance Series	32

New World Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Hungary (Republic of) 6.25% 9/22/2032[7]	USD330	$337
India (Republic of) 7.32% 11/13/2030	INR39,150	471
India (Republic of) 6.54% 1/17/2032	166,170	1,919
India (Republic of) 7.18% 7/24/2037	103,060	1,237
Indonesia (Republic of) 6.625% 2/17/2037	USD300	330
Indonesia (Republic of), Series 95, 6.375% 8/15/2028	IDR15,813,000	964
Indonesia (Republic of), Series 82, 7.00% 9/15/2030	12,900,000	801
Indonesia (Republic of), Series 91, 6.375% 4/15/2032	5,666,000	339
Indonesia (Republic of), Series 96, 7.00% 2/15/2033	27,200,000	1,688
Indonesia (Republic of), Series FR100, 6.625% 2/15/2034	48,335,000	2,927
Indonesia (Republic of), Series 80, 7.50% 6/15/2035	7,953,000	509
Indonesia (Republic of), Series 98, 7.125% 6/15/2038	24,009,000	1,497
Malaysia (Federation of), Series 0419, 3.828% 7/5/2034	MYR3,430	768
Malaysia (Federation of), Series 0418, 4.893% 6/8/2038	4,376	1,071
Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	2,200	478
Malaysia (Federation of), Series 0519, 4.638% 11/15/2049	1,030	248
Malaysia (Federation of), Series 0120, 4.065% 6/15/2050	3,116	687
Malaysia (Federation of), Series 022, 5.357% 5/15/2052	989	263
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 6.50% 6/29/2028	USD940	955
Mongolia (State of) 4.45% 7/7/2031	300	261
Morocco (Kingdom of) 5.95% 3/8/2028[7]	255	257
Mozambique (Republic of) 9.00% 9/15/2031	1,100	866
Nigeria (Republic of) 7.625% 11/21/2025[7]	358	357
Nigeria (Republic of) 7.625% 11/21/2025	342	341
Oman (Sultanate of) 6.00% 8/1/2029	715	725
Oman (Sultanate of) 6.75% 1/17/2048	485	492
Panama (Republic of) 3.75% 4/17/2026	100	97
Panama (Republic of) 4.50% 4/16/2050	200	124
Panama (Republic of) 6.853% 3/28/2054	590	505
Panama (Republic of) 7.875% 3/1/2057	1,000	967
Panama (Republic of) 4.50% 1/19/2063	200	118
Paraguay (Republic of) 4.95% 4/28/2031	320	307
Peru (Republic of) 3.00% 1/15/2034	225	181
Peru (Republic of) 6.55% 3/14/2037	360	376
Peru (Republic of) 2.78% 12/1/2060	100	53
PETRONAS Capital, Ltd. 4.55% 4/21/2050[7]	400	340
Philippines (Republic of) 6.375% 10/23/2034	145	156
Philippines (Republic of) 3.95% 1/20/2040	500	417
Poland (Republic of) 4.875% 10/4/2033	560	539
Poland (Republic of) 5.75% 4/25/2029	PLN4,500	1,100
Poland (Republic of) 5.00% 10/25/2034	7,075	1,607
Poland (Republic of), Series 1033, 6.00% 10/25/2033	9,440	2,316
Romania 6.625% 9/27/2029	EUR395	442
Romania 2.00% 1/28/2032	1,375	1,133
Romania 5.25% 5/30/2032	450	456
Romania 2.00% 4/14/2033	300	236
Romania 5.625% 5/30/2037	390	388
Romania 2.875% 4/13/2042	335	226
Romania 5.125% 6/15/2048[7]	USD500	380
Saudi Arabia (Kingdom of) 5.00% 1/16/2034	710	690
Saudi Arabia (Kingdom of) 5.75% 1/16/2054	860	804
Senegal (Republic of) 4.75% 3/13/2028	EUR600	572
Senegal (Republic of) 4.75% 3/13/2028	200	191
Sharjah Sukuk Programme, Ltd. 5.433% 4/17/2035[7]	USD1,010	990
South Africa (Republic of) 7.10% 11/19/2036[7]	200	195
South Africa (Republic of) 11.625% 3/31/2053	ZAR9,182	508
South Africa (Republic of), Series R-213, 7.00% 2/28/2031	34,122	1,607
South Africa (Republic of), Series R-2032, 8.25% 3/31/2032	11,495	564
South Africa (Republic of), Series R-2035, 8.875% 2/28/2035	42,638	2,058
South Africa (Republic of), Series R-2040, 9.00% 1/31/2040	32,571	1,470
Thailand (Kingdom of) 2.875% 12/17/2028	THB1,737	52

33	American Funds Insurance Series

New World Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
	Thailand (Kingdom of) 3.45% 6/17/2043	THB77,433	$2,503
	Turkey (Republic of), Series 5Y, 12.60% 10/1/2025	TRY40,595	963
	Turkey (Republic of), Series 5Y, 9.875% 1/15/2028	USD200	221
	Turkey (Republic of), Series 5Y, 17.30% 7/19/2028	TRY67,970	1,369
	Turkey (Republic of), Series 30Y, 11.875% 1/15/2030	USD500	626
	Turkey (Republic of), Series 30Y, 4.875% 4/16/2043	1,710	1,192
	United Mexican States 4.75% 3/8/2044	800	610
	United Mexican States 3.75% 4/19/2071	200	111
	United Mexican States, Series M, 7.50% 6/3/2027	MXN14,460	659
	United Mexican States, Series M20, 8.50% 5/31/2029	30,918	1,405
	United Mexican States, Series M, 7.75% 5/29/2031	61,881	2,649
	United Mexican States, Series M, 7.50% 5/26/2033	38,770	1,573
	United Mexican States, Series M, 7.75% 11/23/2034	38,324	1,539
	United Mexican States, Series M30, 8.50% 11/18/2038	23,600	966
	United Mexican States, Series M, 8.00% 7/31/2053	23,949	872
	United Mexican States, Series S, 4.00% 10/29/2054[9]	16,116	596
	Venezuela (Bolivarian Republic of) 7.00% 12/1/2018[10]	USD75	9
	Venezuela (Bolivarian Republic of) 7.75% 10/13/2019[10]	930	120
	Venezuela (Bolivarian Republic of) 6.00% 12/9/2020[10]	805	96
	Venezuela (Bolivarian Republic of) 9.00% 5/7/2023[10]	800	114
	Venezuela (Bolivarian Republic of) 8.25% 10/13/2024[10]	180	25
	Venezuela (Bolivarian Republic of) 9.25% 5/7/2028[10]	230	34
	Venezuela (Bolivarian Republic of) 7.00% 3/31/2038[10]	65	9
			105,390
Corporate bonds, notes & loans 0.45%
Energy 0.09%
	GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036[7]	410	405
	Oleoducto Central SA 4.00% 7/14/2027[7]	255	241
	Oleoducto Central SA 4.00% 7/14/2027	200	189
	Petroleos Mexicanos 6.49% 1/23/2027	175	170
	Petroleos Mexicanos 5.95% 1/28/2031	1,210	1,023
	PTTEP Treasury Center Co., Ltd. 2.993% 1/15/2030	200	181
	Sinopec Group Overseas Development (2018), Ltd. 3.10% 1/8/2051[7]	430	303
	Transportadora de Gas del Sur SA 8.50% 7/24/2031[7]	250	261
	Vista Energy Argentina S.A.U 7.625% 12/10/2035[7]	390	388
			3,161

Materials 0.08%
	Braskem Idesa SAPI 7.45% 11/15/2029	725	578
	Braskem Idesa SAPI 7.45% 11/15/2029[7]	300	239
	Braskem Netherlands Finance BV 8.50% 1/12/2031[7]	355	356
	CSN Resources SA 8.875% 12/5/2030[7]	400	399
	PT Krakatau Posco 6.375% 6/11/2027	345	346
	Sasol Financing USA, LLC 8.75% 5/3/2029[4]	720	731
			2,649

Communication services 0.06%
	América Móvil, SAB de CV 10.125% 1/22/2029	MXN13,710	651
	América Móvil, SAB de CV 9.50% 1/27/2031	24,000	1,084
	PLDT, Inc. 2.50% 1/23/2031	USD210	180
	Tencent Holdings, Ltd. 3.24% 6/3/2050[7]	380	253
			2,168

American Funds Insurance Series	34

New World Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Financials 0.06%
	Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[8]	USD400	$363
	BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[7,8]	340	352
	CMB International Leasing Management, Ltd. 2.75% 8/12/2030	300	267
	HDFC Bank, Ltd. 3.70% junior subordinated perpetual bonds (5-Year UST Yield Curve Rate T Note Constant Maturity + 2.925% on 2/25/2027)[7,8]	600	563
	HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[8]	400	423
			1,968

Consumer discretionary 0.05%
	Alibaba Group Holding, Ltd. 3.15% 2/9/2051	410	264
	Meituan 3.05% 10/28/2030[7]	400	354
	Melco Resorts Finance, Ltd. 7.625% 4/17/2032[7]	345	347
	MercadoLibre, Inc. 3.125% 1/14/2031	200	174
	Sands China, Ltd. 4.375% 6/18/2030	220	205
	Wynn Macau, Ltd. 5.625% 8/26/2028	260	251
			1,595

Utilities 0.05%
	Aegea Finance SARL 9.00% 1/20/2031[7]	275	281
	AES Panama Generation Holdings, SRL 4.375% 5/31/2030[7]	265	232
	Empresas Publicas de Medellin ESP 4.25% 7/18/2029[7]	412	369
	Greenko Dutch BV 3.85% 3/29/2026[7]	179	174
	Greenko Dutch BV 3.85% 3/29/2026	179	174
	San Miguel Global Power Holdings Corp. 8.125% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 6.404% on 3/2/2030)[8]	350	355
			1,585

Industrials 0.02%
	IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032[7]	335	339
	LATAM Airlines Group SA 7.875% 4/15/2030[7]	355	360
	Mexico City Airport Trust 4.25% 10/31/2026	200	196
			895

Health care 0.02%
	Biocon Biologics Global PLC 6.67% 10/9/2029[7]	260	249
	Rede D’Or Finance SARL 4.50% 1/22/2030	480	430
			679

Consumer staples 0.02%
	NBM US Holdings, Inc. 7.00% 5/14/2026[4]	200	200
	NBM US Holdings, Inc. 6.625% 8/6/2029[4]	420	423
			623
	Total corporate bonds, notes & loans		15,323
	Total bonds, notes & other debt instruments (cost: $133,489,000)		120,713
Short-term securities 3.19%		Shares
Money market investments 2.78%
	Capital Group Central Cash Fund 4.50%[11,12]	946,664	94,686

35	American Funds Insurance Series

New World Fund® (continued)
Short-term securities (continued)		Shares	Value (000)
Money market investments purchased with collateral from securities on loan 0.36%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 4.40%[11,13]		12,387,262	$12,387
	Weighted average yield at acquisition	Principal amount (000)
Bills & notes of governments & government agencies outside the U.S. 0.05%
Egypt (Arab Republic of) 3/18/2025	20.180%	EGP48,550	905
Nigeria (Republic of) 2/11/2025	18.000	NGN85,333	54
Nigeria (Republic of) 2/20/2025	17.782	113,775	71
Nigeria (Republic of) 2/25/2025	18.036	346,521	216
Nigeria (Republic of) 3/6/2025	17.801	308,558	192
Nigeria (Republic of) 3/13/2025	17.900	151,700	94
Nigeria (Republic of) 3/27/2025	18.586	221,188	136
			1,668
Total short-term securities (cost: $108,854,000)			108,741
Total investment securities 100.93% (cost: $2,459,205,000)			3,443,199
Other assets less liabilities (0.93)%			(31,600)
Net assets 100.00%			$3,411,599
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2024 (000)
2 Year U.S. Treasury Note Futures	Long	34	4/3/2025	USD6,991	$(4)
5 Year Euro-Bobl Futures	Short	3	3/10/2025	(366)	5
5 Year U.S. Treasury Note Futures	Long	3	4/3/2025	319	(2)
10 Year Euro-Bund Futures	Short	14	3/10/2025	(1,935)	51
10 Year Ultra U.S. Treasury Note Futures	Long	4	3/31/2025	445	(6)
20 Year U.S. Treasury Note Futures	Long	4	3/31/2025	455	(13)
30 Year Ultra U.S. Treasury Bond Futures	Long	3	3/31/2025	356	(20)
					$11
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	2,533	EUR	2,402	UBS AG	1/8/2025	$44
TRY	15,745	USD	434	Goldman Sachs	1/9/2025	7
USD	760	BRL	4,640	Citibank	1/10/2025	10
USD	721	BRL	4,410	Morgan Stanley	1/10/2025	9
USD	509	MXN	10,527	Morgan Stanley	1/10/2025	6
USD	321	IDR	5,119,045	Citibank	1/10/2025	4
USD	284	THB	9,780	Citibank	1/10/2025	(1)
INR	15,237	USD	180	HSBC Bank	1/10/2025	(2)

American Funds Insurance Series	36

New World Fund® (continued)
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Currency purchased (000)		Currency sold (000)
CLP	105,700	USD	109	Citibank	1/10/2025	$(3)
BRL	3,540	USD	606	JPMorgan Chase	1/10/2025	(34)
USD	21	CNH	155	UBS AG	1/14/2025	— [5]
USD	87	THB	2,940	Citibank	1/15/2025	1
PLN	245	USD	60	Standard Chartered Bank	1/15/2025	(1)
CNH	6,835	USD	943	Citibank	1/15/2025	(11)
CZK	12,335	USD	519	Standard Chartered Bank	1/15/2025	(12)
CZK	21,885	USD	919	UBS AG	1/15/2025	(19)
HUF	439,112	USD	1,124	Citibank	1/15/2025	(19)
USD	1,383	ZAR	25,009	Standard Chartered Bank	1/17/2025	60
USD	883	EUR	839	Morgan Stanley	1/17/2025	13
USD	1,447	MYR	6,442	Standard Chartered Bank	1/17/2025	8
TRY	13,760	USD	381	Barclays Bank PLC	1/17/2025	1
USD	805	TRY	29,135	Standard Chartered Bank	1/17/2025	(5)
ZAR	8,970	USD	507	Goldman Sachs	1/17/2025	(32)
USD	589	EUR	560	Morgan Stanley	1/23/2025	9
USD	941	ZAR	17,141	JPMorgan Chase	1/24/2025	35
EUR	85	USD	89	BNP Paribas	1/24/2025	(1)
USD	452	MXN	9,195	Morgan Stanley	1/27/2025	13
						$80
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
4.82%	Annual	6-month PLN-WIBOR	Semi-annual	1/29/2027	PLN2,560	$(5)	$—	$(5)
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
10.045%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL1,000	$(35)	$—	$(35)
10.8091233%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL2,000	(64)	—	(64)
							$(99)	$—	$(99)

37	American Funds Insurance Series

New World Fund® (continued)
Investments in affiliates12

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Short-term securities 2.78%
Money market investments 2.78%
Capital Group Central Cash Fund 4.50%[11]	$135,440	$690,940	$731,739	$37	$8	$94,686	$8,105
Restricted securities4

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
QuintoAndar, Ltd., Series E, preference shares[2,3]	5/26/2021	$5,258	$4,888	.14%
QuintoAndar, Ltd., Series E-1, preference shares[2,3]	12/20/2021	1,716	1,257.04
Sasol Financing USA, LLC 8.75% 5/3/2029	1/24/2024	728	731.02
NBM US Holdings, Inc. 6.625% 8/6/2029	7/8/2022	408	423.01
NBM US Holdings, Inc. 7.00% 5/14/2026	5/16/2023	196	200.01
Canva, Inc.[2,3]	8/26/2021-11/4/2021	656	493.02
Canva, Inc., Series A, noncumulative preferred shares[2,3]	11/4/2021	58	44	.00 [14]
Canva, Inc., Series A-3, noncumulative preferred shares[2,3]	11/4/2021	2	1	.00 [14]
Getir BV, Series D, preferred shares[2,3]	5/27/2021	3,500	— [5]	.00 [14]
Total		$12,522	$8,037	.24%

[1]
All or a portion of this security was on loan. The total value of all such securities was $17,950,000, which represented .53% of the net assets of the fund. Refer to
Note 5 for more information on securities lending.

[2]	Security did not produce income during the last 12 months.
[3]	Value determined using significant unobservable inputs.
[4]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $8,037,000, which represented .24% of the net assets of the fund.

[5]	Amount less than one thousand.
[6]
Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $6,494,000, which represented 0.19% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.

[7]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $11,768,000, which represented .34% of the net assets of the fund.

[8]	Step bond; coupon rate may change at a later date.
[9]	Index-linked bond whose principal amount moves with a government price index.
[10]	Scheduled interest and/or principal payment was not received.
[11]	Rate represents the seven-day yield at 12/31/2024.
[12]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[13]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[14]	Amount less than .01%.

American Funds Insurance Series	38

New World Fund® (continued)

Key to abbreviation(s)
ADR = American Depositary Receipts
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAD = Canadian dollars
CDI = CREST Depository Interest
CLP = Chilean pesos
CNH = Chinese yuan renminbi
CNY = Chinese yuan
COP = Colombian pesos
CZK = Czech korunas
EGP = Egyptian pounds
EUR = Euros
GBP = British pounds
GDR = Global Depositary Receipts
HUF = Hungarian forints

IDR = Indonesian rupiah
INR = Indian rupees
MXN = Mexican pesos
MYR = Malaysian ringgits
NGN = Nigerian naira
PLN = Polish zloty
REIT = Real Estate Investment Trust
SOFR = Secured Overnight Financing Rate
THB = Thai baht
TRY = Turkish lira
USD = U.S. dollars
UST = U.S. Treasury
WIBOR = Warsaw Interbank Offered Rate
ZAR = South African rand
Refer to the notes to financial statements.

39	American Funds Insurance Series

Washington Mutual Investors Fund
Investment portfolio December 31, 2024

Common stocks 97.43%		Shares	Value (000)
Information technology 22.87%
	Broadcom, Inc.	4,024,359	$933,007
	Microsoft Corp.	1,452,318	612,152
	Apple, Inc.	1,087,554	272,345
	NVIDIA Corp.	808,054	108,513
	SAP SE (ADR)[1]	425,695	104,810
	ASML Holding NV (ADR)	122,994	85,245
	Motorola Solutions, Inc.	155,872	72,049
	Applied Materials, Inc.	364,295	59,245
	Oracle Corp.	343,607	57,259
	Texas Instruments, Inc.	249,070	46,703
	International Business Machines Corp.	183,437	40,325
	KLA Corp.	50,659	31,921
	Accenture PLC, Class A	80,926	28,469
	Salesforce, Inc.	65,973	22,057
	Synopsys, Inc.[2]	31,950	15,507
	ASM International NV (ADR)	27,154	15,455
	Intel Corp.	671,361	13,461
	Cadence Design Systems, Inc.[2]	41,332	12,419
			2,530,942

Financials 17.69%
	Marsh & McLennan Companies, Inc.	1,160,301	246,459
	JPMorgan Chase & Co.	739,081	177,165
	BlackRock, Inc.	143,132	146,726
	Visa, Inc., Class A	442,617	139,885
	Mastercard, Inc., Class A	221,315	116,538
	Blackstone, Inc.	566,516	97,679
	Chubb, Ltd.	349,649	96,608
	KKR & Co., Inc.	641,438	94,875
	Wells Fargo & Co.	1,160,043	81,481
	Discover Financial Services	441,606	76,499
	Arthur J. Gallagher & Co.	265,838	75,458
	Apollo Asset Management, Inc.	412,590	68,143
	Morgan Stanley	518,315	65,163
	S&P Global, Inc.	112,971	56,263
	Bank of America Corp.	1,073,430	47,177
	Citizens Financial Group, Inc.	1,070,557	46,848
	Truist Financial Corp.	1,070,828	46,452
	CME Group, Inc., Class A	170,172	39,519
	Aon PLC, Class A	100,447	36,076
	Capital One Financial Corp.	154,602	27,569
	Brookfield Asset Management, Ltd., Class A	483,694	26,211
	American Express Co.	82,667	24,535
	Goldman Sachs Group, Inc.	38,180	21,863
	Canadian Imperial Bank of Commerce	290,915	18,395
	Nasdaq, Inc.	234,354	18,118
	Citigroup, Inc.	233,574	16,441
	Carlyle Group, Inc. (The)	305,814	15,441
	PNC Financial Services Group, Inc.	68,886	13,285
	Progressive Corp.	36,341	8,708
	Intercontinental Exchange, Inc.	43,188	6,435
	Fifth Third Bancorp	138,531	5,857
			1,957,872

Health care 13.43%
	UnitedHealth Group, Inc.	551,562	279,013
	Eli Lilly and Co.	334,946	258,578
	AbbVie, Inc.	775,960	137,889
	Abbott Laboratories	1,051,863	118,976
	Gilead Sciences, Inc.	1,258,221	116,222
	Danaher Corp.	360,523	82,758
	Amgen, Inc.	308,662	80,450

American Funds Insurance Series	40

Washington Mutual Investors Fund (continued)
Common stocks (continued)		Shares	Value (000)
Health care (continued)
	CVS Health Corp.	1,724,284	$77,403
	AstraZeneca PLC (ADR)	1,173,612	76,895
	Vertex Pharmaceuticals, Inc.[2]	171,700	69,144
	Elevance Health, Inc.	98,074	36,179
	Merck & Co., Inc.	300,318	29,876
	Bristol-Myers Squibb Co.	378,568	21,412
	Humana, Inc.	77,164	19,577
	Novo Nordisk AS, Class B (ADR)	227,311	19,553
	Johnson & Johnson	125,548	18,157
	Pfizer, Inc.	658,185	17,462
	Thermo Fisher Scientific, Inc.	21,422	11,144
	Zoetis, Inc., Class A	46,370	7,555
	Illumina, Inc.[2]	42,952	5,740
	Regeneron Pharmaceuticals, Inc.[2]	3,559	2,535
			1,486,518

Industrials 10.67%
	General Electric Co.	732,733	122,212
	RTX Corp.	1,023,435	118,432
	Northrop Grumman Corp.	233,299	109,485
	Caterpillar, Inc.	270,621	98,170
	Paychex, Inc.	510,733	71,615
	Union Pacific Corp.	288,281	65,740
	Boeing Co. (The)[2]	312,089	55,240
	L3Harris Technologies, Inc.	224,437	47,195
	Honeywell International, Inc.	183,041	41,347
	CSX Corp.	1,122,719	36,230
	Johnson Controls International PLC	454,239	35,853
	Carrier Global Corp.	519,516	35,462
	PACCAR, Inc.	294,434	30,627
	Deere & Co.	71,331	30,223
	3M Co.	216,282	27,920
	ABB, Ltd. (ADR)	479,634	25,761
	Parker-Hannifin Corp.	35,903	22,835
	Equifax, Inc.	76,977	19,617
	Southwest Airlines Co.	582,708	19,591
	Delta Air Lines, Inc.	312,062	18,880
	Ingersoll-Rand, Inc.	199,159	18,016
	Waste Connections, Inc.	101,840	17,474
	TransUnion	186,892	17,327
	FedEx Corp.	57,853	16,276
	Veralto Corp.	138,242	14,080
	Republic Services, Inc.	68,110	13,702
	HEICO Corp.	44,486	10,576
	BAE Systems PLC (ADR)	182,972	10,459
	Lockheed Martin Corp.	17,709	8,605
	United Parcel Service, Inc., Class B	66,914	8,438
	Eaton Corp. PLC	17,329	5,751
	Lennox International, Inc.	8,982	5,473
	Waste Management, Inc.	7,916	1,597
	GE Vernova, Inc.	— [3]	— [3]
			1,180,209

Consumer staples 7.77%
	Philip Morris International, Inc.	2,063,727	248,369
	Keurig Dr Pepper, Inc.	2,500,171	80,305
	Altria Group, Inc.	1,224,723	64,041
	Constellation Brands, Inc., Class A	273,991	60,552
	British American Tobacco PLC (ADR)	1,315,992	47,797
	Hershey Co.	281,976	47,753
	Procter & Gamble Co.	277,206	46,474
	Target Corp.	330,467	44,672

41	American Funds Insurance Series

Washington Mutual Investors Fund (continued)
Common stocks (continued)		Shares	Value (000)
Consumer staples (continued)
	Coca-Cola Co.	641,513	$39,941
	Costco Wholesale Corp.	33,106	30,334
	Mondelez International, Inc., Class A	419,734	25,071
	Danone (ADR)	1,556,481	20,841
	Kraft Heinz Co. (The)	645,158	19,813
	Church & Dwight Co., Inc.	189,125	19,803
	Dollar General Corp.	253,802	19,243
	Sysco Corp.	236,638	18,093
	Kimberly-Clark Corp.	94,992	12,448
	Estée Lauder Companies, Inc. (The), Class A	98,781	7,407
	Bunge Global SA	80,582	6,266
			859,223

Consumer discretionary 7.37%
	Home Depot, Inc.	333,274	129,640
	Royal Caribbean Cruises, Ltd.	548,468	126,526
	Darden Restaurants, Inc.	558,371	104,242
	YUM! Brands, Inc.	690,747	92,671
	Starbucks Corp.	765,268	69,831
	Amazon.com, Inc.[2]	230,819	50,639
	NIKE, Inc., Class B	636,721	48,181
	TJX Companies, Inc. (The)	336,253	40,623
	General Motors Co.	542,605	28,905
	Marriott International, Inc., Class A	100,754	28,104
	Vail Resorts, Inc.	107,195	20,094
	McDonald’s Corp.	65,698	19,045
	Tractor Supply Co.	340,785	18,082
	D.R. Horton, Inc.	117,911	16,486
	Lennar Corp., Class A	62,894	8,577
	Chipotle Mexican Grill, Inc.[2]	130,550	7,872
	Sony Group Corp. (ADR)	216,075	4,572
	Advance Auto Parts, Inc.	31,181	1,475
			815,565

Communication services 5.16%
	Alphabet, Inc., Class C	685,115	130,473
	Alphabet, Inc., Class A	407,779	77,193
	Comcast Corp., Class A	3,923,967	147,266
	Meta Platforms, Inc., Class A	197,771	115,797
	Walt Disney Co. (The)	413,151	46,004
	Verizon Communications, Inc.	676,664	27,060
	Electronic Arts, Inc.	120,237	17,591
	Deutsche Telekom AG (ADR)	215,122	6,421
	AT&T, Inc.	153,127	3,487
			571,292

Energy 4.09%
	EOG Resources, Inc.	951,296	116,610
	Exxon Mobil Corp.	919,484	98,909
	Canadian Natural Resources, Ltd.	2,161,781	66,734
	ConocoPhillips	430,287	42,672
	Chevron Corp.	256,918	37,212
	Halliburton Co.	1,222,968	33,252
	TC Energy Corp.	523,250	24,347
	Schlumberger NV	419,889	16,099
	Cenovus Energy, Inc.	951,373	14,413
	South Bow Corp.	99,413	2,343
			452,591

American Funds Insurance Series	42

Washington Mutual Investors Fund (continued)
Common stocks (continued)		Shares	Value (000)

Utilities 3.42%
	Sempra	1,059,081	$92,903
	Constellation Energy Corp.	407,067	91,065
	Southern Co. (The)	812,375	66,875
	FirstEnergy Corp.	1,376,479	54,756
	Entergy Corp.	239,486	18,158
	CenterPoint Energy, Inc.	562,197	17,839
	Public Service Enterprise Group, Inc.	192,251	16,243
	DTE Energy Co.	91,474	11,045
	NextEra Energy, Inc.	125,161	8,973
			377,857

Real estate 2.65%
	Welltower, Inc. REIT	831,597	104,806
	Extra Space Storage, Inc. REIT	438,871	65,655
	Mid-America Apartment Communities, Inc. REIT	253,172	39,133
	Prologis, Inc. REIT	256,065	27,066
	American Tower Corp. REIT	121,713	22,323
	Equinix, Inc. REIT	21,906	20,655
	Public Storage REIT	46,632	13,964
			293,602

Materials 2.31%
	Linde PLC	242,922	101,704
	Corteva, Inc.	1,002,857	57,123
	Wheaton Precious Metals Corp.	422,008	23,734
	Celanese Corp.	203,512	14,085
	Nucor Corp.	104,065	12,146
	LyondellBasell Industries NV	153,739	11,418
	Freeport-McMoRan, Inc.	258,172	9,831
	Rio Tinto PLC (ADR)	156,586	9,209
	Air Products and Chemicals, Inc.	21,936	6,362
	H.B. Fuller Co.	91,076	6,146
	Royal Gold, Inc.	28,262	3,726
			255,484
	Total common stocks (cost: $6,841,196,000)		10,781,155
Convertible stocks 0.29%
Industrials 0.25%
	Boeing Co., Series A, convertible preferred depositary shares, 6.00% 10/15/2027	455,591	27,741

Financials 0.04%
	Apollo Global Management, Inc., Class A, cumulative convertible preferred shares, 6.75% 7/31/2026	54,000	4,693
	Total convertible stocks (cost: $25,929,000)		32,434
Short-term securities 2.63%
Money market investments 2.21%
	Capital Group Central Cash Fund 4.50%[4,5]	2,452,012	245,250

43	American Funds Insurance Series

Washington Mutual Investors Fund (continued)
Short-term securities (continued)	Shares	Value (000)
Money market investments purchased with collateral from securities on loan 0.42%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 4.40%[4,6]	36,509,016	$36,509
Capital Group Central Cash Fund 4.50%[4,5,6]	98,481	9,850
		46,359
Total short-term securities (cost: $291,522,000)		291,609
Total investment securities 100.35% (cost: $7,158,647,000)		11,105,198
Other assets less liabilities (0.35)%		(39,184)
Net assets 100.00%		$11,066,014
Investments in affiliates5

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Short-term securities 2.30%
Money market investments 2.21%
Capital Group Central Cash Fund 4.50%[4]	$329,850	$1,300,805	$1,385,465	$(3)	$63	$245,250	$18,230
Money market investments purchased with collateral from securities on loan 0.09%
Capital Group Central Cash Fund 4.50%[4,6]	629	9,221 [7]				9,850	— [8]
Total 2.30%				$(3)	$63	$255,100	$18,230

[1]
All or a portion of this security was on loan. The total value of all such securities was $50,467,000, which represented .46% of the net assets of the fund. Refer to
Note 5 for more information on securities lending.

[2]	Security did not produce income during the last 12 months.
[3]	Amount less than one thousand.
[4]	Rate represents the seven-day yield at 12/31/2024.
[5]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[6]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[7]	Represents net activity. Refer to Note 5 for more information on securities lending.
[8]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviation(s)
ADR = American Depositary Receipts
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

American Funds Insurance Series	44

U.S. Small and Mid Cap Equity Fund
Investment portfolio December 31, 2024

Common stocks 97.66%		Shares	Value (000)
Financials 22.09%
	Discover Financial Services	2,280	$395
	Brown & Brown, Inc.	3,507	358
	Victory Capital Holdings, Inc., Class A	4,392	288
	RenaissanceRe Holdings, Ltd.	1,100	274
	Citizens Financial Group, Inc.	5,174	226
	TPG, Inc., Class A	3,511	221
	Fifth Third Bancorp	4,930	208
	Hamilton Lane, Inc., Class A	1,186	176
	LPL Financial Holdings, Inc.	534	174
	StepStone Group, Inc., Class A	2,635	153
	Arthur J. Gallagher & Co.	531	151
	Affirm Holdings, Inc., Class A1	2,094	128
	Radian Group, Inc.	3,119	99
	Ameriprise Financial, Inc.	158	84
	Tradeweb Markets, Inc., Class A	614	80
	Artisan Partners Asset Management, Inc., Class A	1,682	72
	Comerica, Inc.	766	47
	Block, Inc., Class A1	521	44
	Kinsale Capital Group, Inc.	91	42
			3,220

Industrials 17.41%
	FTI Consulting, Inc.[1]	1,530	293
	XPO, Inc.[1]	2,217	291
	Ingersoll-Rand, Inc.	2,744	248
	United Rentals, Inc.	305	215
	Crane Co.	1,255	191
	Generac Holdings, Inc.[1]	853	132
	AGCO Corp.	1,407	132
	Kadant, Inc.	378	130
	Comfort Systems USA, Inc.	284	121
	SiteOne Landscape Supply, Inc.[1]	830	109
	Copart, Inc.[1]	1,583	91
	Regal Rexnord Corp.	502	78
	Applied Industrial Technologies, Inc.	306	73
	APi Group Corp.[1]	2,013	72
	Alight, Inc., Class A	10,335	72
	Booz Allen Hamilton Holding Corp., Class A	382	49
	Graco, Inc.	521	44
	AMETEK, Inc.	246	44
	HEICO Corp.	180	43
	L3Harris Technologies, Inc.	192	40
	Fluor Corp.[1]	774	38
	CBIZ, Inc.[1]	408	33
			2,539

Consumer discretionary 16.90%
	YUM! Brands, Inc.	2,302	309
	Hilton Worldwide Holdings, Inc.	1,002	248
	LKQ Corp.	5,828	214
	lululemon athletica, Inc.[1]	549	210
	Aptiv Holdings, Ltd.[1]	3,035	184
	Bright Horizons Family Solutions, Inc.[1]	970	108
	Polaris, Inc.	1,836	106
	General Motors Co.	1,825	97
	Flutter Entertainment PLC[1]	356	92
	Williams-Sonoma, Inc.	475	88
	Murphy USA, Inc.	172	86
	Vail Resorts, Inc.	429	80
	Five Below, Inc.[1]	714	75
	Darden Restaurants, Inc.	382	71
	Caesars Entertainment, Inc.[1]	1,921	64

45	American Funds Insurance Series

U.S. Small and Mid Cap Equity Fund (continued)
Common stocks (continued)		Shares	Value (000)
Consumer discretionary (continued)
	TopBuild Corp.[1]	191	$60
	Texas Roadhouse, Inc.	321	58
	Chewy, Inc., Class A1	1,441	48
	CAVA Group, Inc.[1]	385	43
	Royal Caribbean Cruises, Ltd.	181	42
	Floor & Decor Holdings, Inc., Class A1	362	36
	Cavco Industries, Inc.[1]	72	32
	AutoZone, Inc.[1]	9	29
	Etsy, Inc.[1]	531	28
	Advance Auto Parts, Inc.	598	28
	Champion Homes, Inc.[1]	321	28
			2,464

Information technology 12.06%
	Ingram Micro Holding Corp.[1]	12,559	244
	Flex, Ltd.[1]	5,093	196
	Smartsheet, Inc., Class A1	3,255	182
	Insight Enterprises, Inc.[1]	1,116	170
	Keysight Technologies, Inc.[1]	836	134
	EPAM Systems, Inc.[1]	537	126
	Procore Technologies, Inc.[1]	1,410	106
	Vontier Corp.	2,653	97
	Pure Storage, Inc., Class A1	1,273	78
	Fabrinet, non-registered shares[1]	302	66
	Cloudflare, Inc., Class A1	539	58
	TD SYNNEX Corp.	472	55
	ServiceTitan, Inc., Class A1	472	49
	CDW Corp.	276	48
	RingCentral, Inc., Class A1	1,316	46
	Dynatrace, Inc.[1]	797	43
	MongoDB, Inc., Class A1	139	32
	Okta, Inc., Class A1	369	29
			1,759

Consumer staples 8.97%
	US Foods Holding Corp.[1]	4,238	286
	Monster Beverage Corp.[1]	4,199	221
	Dollar General Corp.	2,346	178
	e.l.f. Beauty, Inc.[1]	1,350	169
	Kimberly-Clark Corp.	662	87
	Constellation Brands, Inc., Class A	347	77
	Caseys General Stores, Inc.	189	75
	Keurig Dr Pepper, Inc.	2,059	66
	Hershey Co.	373	63
	Maplebear, Inc.[1]	1,127	47
	Bunge Global SA	260	20
	Walgreens Boots Alliance, Inc.	2,072	19
			1,308

Health care 7.78%
	Illumina, Inc.[1]	1,204	161
	Medpace Holdings, Inc.[1]	305	101
	Exact Sciences Corp.[1]	1,764	99
	Align Technology, Inc.[1]	458	96
	Ionis Pharmaceuticals, Inc.[1]	2,386	83
	Alnylam Pharmaceuticals, Inc.[1]	323	76
	Humana, Inc.	290	74
	Molina Healthcare, Inc.[1]	212	62
	Veeva Systems, Inc., Class A1	291	61
	Cooper Companies, Inc.[1]	622	57
	DexCom, Inc.[1]	708	55
	Halozyme Therapeutics, Inc.[1]	1,133	54

American Funds Insurance Series	46

U.S. Small and Mid Cap Equity Fund (continued)
Common stocks (continued)		Shares	Value (000)
Health care (continued)
	Penumbra, Inc.[1]	203	$48
	CVS Health Corp.	867	39
	Zimmer Biomet Holdings, Inc.	328	35
	Krystal Biotech, Inc.[1]	147	23
	agilon health, Inc.[1]	4,903	9
	GRAIL, Inc.[1]	101	2
			1,135

Energy 3.24%
	Cheniere Energy, Inc.	814	175
	Diamondback Energy, Inc.	824	135
	Baker Hughes Co., Class A	2,254	92
	Viper Energy, Inc., Class A	1,014	50
	Weatherford International	272	20
			472

Materials 3.09%
	International Paper Co.	2,940	158
	Albemarle Corp.	1,421	122
	ATI, Inc.[1]	1,774	98
	Element Solutions, Inc.	2,825	72
			450

Real estate 2.83%
	Extra Space Storage, Inc. REIT	883	132
	Mid-America Apartment Communities, Inc. REIT	824	128
	NNN REIT, Inc.	1,771	72
	Crown Castle, Inc. REIT	658	60
	Lineage, Inc. REIT	345	20
			412

Communication services 2.43%
	ROBLOX Corp., Class A1	2,568	149
	Live Nation Entertainment, Inc.[1]	613	79
	Take-Two Interactive Software, Inc.[1]	277	51
	Charter Communications, Inc., Class A1	128	44
	Warner Music Group Corp., Class A	1,012	31
			354

Utilities 0.86%
	FirstEnergy Corp.	1,705	68
	DTE Energy Co.	476	57
			125
	Total common stocks (cost: $14,676,000)		14,238
Short-term securities 1.98%
Money market investments 1.98%
	Capital Group Central Cash Fund 4.50%[2,3]	2,880	288
	Total short-term securities (cost: $288,000)		288
	Total investment securities 99.64% (cost: $14,964,000)		14,526
	Other assets less liabilities 0.36%		53
	Net assets 100.00%		$14,579

47	American Funds Insurance Series

U.S. Small and Mid Cap Equity Fund (continued)
Investments in affiliates3

	Value at 11/15/2024[4] (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Short-term securities 1.98%
Money market investments 1.98%
Capital Group Central Cash Fund 4.50%[2]	$—	$512	$224	$— [5]	$— [5]	$288	$2

[1]	Security did not produce income during the last 12 months.
[2]	Rate represents the seven-day yield at 12/31/2024.
[3]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[4]	Commencement of operations.
[5]	Amount less than one thousand.

Key to abbreviation(s)
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

American Funds Insurance Series	48

Capital World Growth and Income Fund®
Investment portfolio December 31, 2024

Common stocks 97.02%		Shares	Value (000)
Information technology 22.86%
	Broadcom, Inc.	442,983	$102,701
	Taiwan Semiconductor Manufacturing Co., Ltd.	2,363,772	77,185
	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	5,315	1,050
	Microsoft Corp.	169,350	71,381
	Apple, Inc.	160,393	40,166
	NVIDIA Corp.	187,769	25,215
	ASML Holding NV	18,486	13,001
	ASML Holding NV (ADR)	1,607	1,114
	Salesforce, Inc.	37,968	12,694
	Accenture PLC, Class A	25,679	9,034
	Tokyo Electron, Ltd.	56,400	8,547
	Texas Instruments, Inc.	36,601	6,863
	Shopify, Inc., Class A, subordinate voting shares[1]	62,037	6,596
	Seagate Technology Holdings PLC	70,598	6,093
	Capgemini SE	35,436	5,781
	MediaTek, Inc.	119,094	5,114
	International Business Machines Corp.	23,102	5,079
	Oracle Corp.	30,364	5,060
	Dell Technologies, Inc., Class C	32,681	3,766
	Keyence Corp.	9,000	3,662
	Arista Networks, Inc.[1]	30,204	3,338
	SAP SE	11,214	2,744
	Micron Technology, Inc.	30,036	2,528
	Synopsys, Inc.[1]	4,943	2,399
	Constellation Software, Inc.	749	2,316
	EPAM Systems, Inc.[1]	8,717	2,038
	Applied Materials, Inc.	9,053	1,472
	Elastic NV, non-registered shares[1]	11,780	1,167
	NEC Corp.	13,373	1,149
	Delta Electronics, Inc.	66,000	859
	ANSYS, Inc.[1]	2,122	716
	Advantech Co., Ltd.	40,098	422
	ASM International NV	657	375
			431,625

Industrials 14.25%
	General Electric Co.	145,612	24,287
	Airbus SE, non-registered shares	124,098	19,779
	BAE Systems PLC	883,906	12,681
	TransDigm Group, Inc.	8,947	11,338
	Melrose Industries PLC	1,579,289	10,945
	Siemens AG	54,907	10,722
	Carrier Global Corp.	152,173	10,387
	RTX Corp.	87,176	10,088
	Safran SA	44,907	9,810
	Leonardo SpA	347,075	9,342
	Deere & Co.	21,506	9,112
	Mitsui & Co., Ltd.	431,600	8,955
	Recruit Holdings Co., Ltd.	126,550	8,805
	Boeing Co. (The)[1]	47,223	8,359
	Ryanair Holdings PLC (ADR)	170,876	7,449
	Bureau Veritas SA	210,006	6,383
	Techtronic Industries Co., Ltd.	469,500	6,189
	United Rentals, Inc.	8,416	5,929
	Compagnie de Saint-Gobain SA, non-registered shares	66,452	5,850
	International Consolidated Airlines Group SA (CDI)	1,386,180	5,237
	Lockheed Martin Corp.	10,615	5,158
	Deutsche Post AG	138,337	4,870
	Eaton Corp. PLC	14,353	4,763
	Rolls-Royce Holdings PLC[1]	537,933	3,827
	Dayforce, Inc.[1]	48,930	3,554
	Caterpillar, Inc.	9,183	3,331

49	American Funds Insurance Series

Capital World Growth and Income Fund® (continued)
Common stocks (continued)		Shares	Value (000)
Industrials (continued)
	Volvo AB, Class B	129,518	$3,143
	AMETEK, Inc.	16,954	3,056
	L3Harris Technologies, Inc.	14,118	2,969
	ITOCHU Corp.	60,000	2,953
	Schneider Electric SE	11,747	2,904
	Ingersoll-Rand, Inc.	31,691	2,867
	MTU Aero Engines AG	7,515	2,506
	RELX PLC	47,877	2,170
	Weir Group PLC (The)	77,606	2,113
	Bunzl PLC	44,896	1,848
	Hitachi, Ltd.	61,900	1,521
	CSX Corp.	45,296	1,462
	Honeywell International, Inc.	6,354	1,435
	Ferguson Enterprises, Inc.	7,425	1,289
	Mitsubishi Corp.	76,500	1,252
	SS&C Technologies Holdings, Inc.	15,326	1,161
	SMC Corp.	2,500	973
	XPO, Inc.[1]	6,981	916
	Crane Co.	5,186	787
	Aena S.M.E, SA, non-registered shares	3,789	773
	Grupo Aeroportuario del Sureste, SAB de CV, Class B	26,165	671
	Grupo Aeroportuario del Pacífico, SAB de CV, Class B	37,007	651
	Arcadis NV, non-registered shares	10,404	632
	Booz Allen Hamilton Holding Corp., Class A	4,422	569
	Howmet Aerospace, Inc.	4,460	488
	FedEx Corp.	1,469	413
	Daikin Industries, Ltd.	2,700	316
	FTI Consulting, Inc.[1]	1,000	191
	GE Vernova, Inc.	— [2]	— [2]
			269,179

Financials 13.69%
	Zurich Insurance Group AG	28,906	17,175
	Chubb, Ltd.	48,782	13,478
	JPMorgan Chase & Co.	54,326	13,023
	Blackstone, Inc.	71,950	12,406
	Mastercard, Inc., Class A	19,512	10,274
	Banco Bilbao Vizcaya Argentaria, SA	1,026,924	10,056
	HSBC Holdings PLC (GBP denominated)	698,969	6,869
	HSBC Holdings PLC (HKD denominated)	138,400	1,351
	ING Groep NV	517,755	8,096
	AXA SA	186,293	6,624
	BlackRock, Inc.	5,753	5,897
	Arthur J. Gallagher & Co.	20,004	5,678
	Blue Owl Capital, Inc., Class A	241,051	5,607
	Apollo Asset Management, Inc.	32,451	5,360
	KB Financial Group, Inc.	88,206	5,003
	KKR & Co., Inc.	33,647	4,977
	NatWest Group PLC	958,016	4,822
	Aon PLC, Class A	13,284	4,771
	Axis Bank, Ltd.	367,198	4,560
	American Express Co.	15,230	4,520
	Ares Management Corp., Class A	24,946	4,416
	HDFC Life Insurance Co., Ltd.	609,164	4,388
	Fairfax Financial Holdings, Ltd., subordinate voting shares	3,058	4,255
	Discover Financial Services	24,041	4,165
	B3 SA - Brasil, Bolsa, Balcao	2,425,778	4,160
	Capital One Financial Corp.	22,927	4,088
	Ping An Insurance (Group) Company of China, Ltd., Class H	603,280	3,551
	AIA Group, Ltd.	482,199	3,488
	Postal Savings Bank of China Co., Ltd., Class H	5,853,383	3,452
	Visa, Inc., Class A	10,269	3,245

American Funds Insurance Series	50

Capital World Growth and Income Fund® (continued)
Common stocks (continued)		Shares	Value (000)
Financials (continued)
	National Bank of Canada	35,284	$3,217
	Bank Central Asia Tbk PT	5,130,100	3,074
	Great-West Lifeco, Inc.	92,330	3,062
	Wells Fargo & Co.	42,802	3,006
	Israel Discount Bank, Ltd., Class A	438,398	3,000
	BNP Paribas SA	44,494	2,725
	Morgan Stanley	21,292	2,677
	Citigroup, Inc.	37,788	2,660
	Bank of America Corp.	58,342	2,564
	Skandinaviska Enskilda Banken AB, Class A	184,811	2,532
	FinecoBank SpA	141,411	2,471
	HDFC Bank, Ltd.	90,717	1,876
	HDFC Bank, Ltd. (ADR)	8,872	567
	Münchener Rückversicherungs-Gesellschaft AG	4,810	2,419
	Brown & Brown, Inc.	23,133	2,360
	TPG, Inc., Class A	37,048	2,328
	Erste Group Bank AG	34,818	2,151
	Mizuho Financial Group, Inc.	85,900	2,096
	China Merchants Bank Co., Ltd., Class H	234,403	1,201
	China Merchants Bank Co., Ltd., Class A	145,600	783
	CVC Capital Partners PLC[1]	89,675	1,965
	Macquarie Group, Ltd.	14,120	1,939
	American International Group, Inc.	24,831	1,808
	3i Group PLC	35,660	1,584
	Partners Group Holding AG	1,143	1,551
	Power Corporation of Canada, subordinate voting shares	49,258	1,537
	Bank Mandiri (Persero) Tbk PT	3,925,900	1,382
	Marsh & McLennan Companies, Inc.	6,471	1,375
	Brookfield Asset Management, Ltd., Class A (CAD denominated)	25,305	1,372
	Fidelity National Information Services, Inc.	15,841	1,280
	Danske Bank AS	43,114	1,220
	Bank Rakyat Indonesia (Persero) Tbk PT	4,762,800	1,202
	Aegon, Ltd.	177,180	1,049
	Goldman Sachs Group, Inc.	1,373	786
	XP, Inc., Class A	58,707	696
	Kotak Mahindra Bank, Ltd.	26,366	549
	CaixaBank, SA, non-registered shares	95,575	518
	PNC Financial Services Group, Inc.	500	96
	Sberbank of Russia PJSC[3]	3,196,952	— [2]
			258,433

Health care 10.83%
	Eli Lilly and Co.	42,212	32,588
	UnitedHealth Group, Inc.	45,543	23,038
	Abbott Laboratories	178,158	20,151
	Novo Nordisk AS, Class B	218,432	18,800
	Vertex Pharmaceuticals, Inc.[1]	44,411	17,884
	Gilead Sciences, Inc.	139,188	12,857
	Stryker Corp.	31,712	11,418
	Sanofi	75,790	7,329
	Daiichi Sankyo Co., Ltd.	263,300	7,237
	AbbVie, Inc.	38,687	6,875
	Thermo Fisher Scientific, Inc.	11,689	6,081
	Molina Healthcare, Inc.[1]	20,601	5,996
	Takeda Pharmaceutical Co., Ltd.	195,500	5,183
	GE HealthCare Technologies, Inc.	53,578	4,189
	Novartis AG	29,535	2,874
	Medtronic PLC	35,869	2,865
	EssilorLuxottica SA	11,398	2,770
	DexCom, Inc.[1]	33,099	2,574
	Danaher Corp.	9,499	2,180
	Zoetis, Inc., Class A	11,806	1,924

51	American Funds Insurance Series

Capital World Growth and Income Fund® (continued)
Common stocks (continued)		Shares	Value (000)
Health care (continued)
	Siemens Healthineers AG	34,257	$1,816
	Insulet Corp.[1]	6,769	1,767
	AstraZeneca PLC	11,468	1,493
	Lonza Group AG	2,003	1,180
	Coloplast AS, Class B	8,793	963
	Boston Scientific Corp.[1]	9,489	848
	CVS Health Corp.	11,913	535
	Centene Corp.[1]	8,628	523
	Rede D’Or Sao Luiz SA	85,145	350
	Alnylam Pharmaceuticals, Inc.[1]	568	134
	agilon health, Inc.[1]	63,086	120
			204,542

Consumer discretionary 10.04%
	Amazon.com, Inc.[1]	181,409	39,799
	Home Depot, Inc.	38,830	15,105
	Trip.com Group, Ltd. (ADR)[1]	202,025	13,871
	Trip.com Group, Ltd.[1]	9,250	638
	LVMH Moët Hennessy-Louis Vuitton SE	19,450	12,718
	Flutter Entertainment PLC[1]	43,737	11,304
	Industria de Diseño Textil, SA	186,583	9,552
	Marriott International, Inc., Class A	25,156	7,017
	Tesla, Inc.[1]	17,192	6,943
	Starbucks Corp.	75,742	6,911
	Chipotle Mexican Grill, Inc.[1]	106,797	6,440
	Booking Holdings, Inc.	1,155	5,739
	NEXT PLC	46,531	5,530
	MercadoLibre, Inc.[1]	3,137	5,334
	Restaurant Brands International, Inc. (CAD denominated)	38,571	2,514
	Restaurant Brands International, Inc.	32,490	2,118
	Compagnie Financière Richemont SA, Class A	28,602	4,348
	Evolution AB	52,176	4,005
	Royal Caribbean Cruises, Ltd.	17,311	3,994
	Las Vegas Sands Corp.	75,204	3,863
	Hyundai Motor Co.	21,761	3,129
	Shimano, Inc.	17,400	2,347
	InterContinental Hotels Group PLC	15,358	1,913
	Moncler SpA	34,379	1,826
	YUM! Brands, Inc.	13,149	1,764
	Stellantis NV	127,349	1,668
	adidas AG	5,898	1,448
	McDonald’s Corp.	4,625	1,341
	Entain PLC	141,682	1,213
	Aristocrat Leisure, Ltd.	26,055	1,100
	NIKE, Inc., Class B	12,200	923
	Compass Group PLC	24,325	809
	Hermès International	333	794
	Ferrari NV (EUR denominated)	1,301	558
	Dollarama, Inc.	5,260	513
	Kering SA	1,668	409
			189,498

Communication services 7.43%
	Alphabet, Inc., Class A	122,432	23,177
	Alphabet, Inc., Class C	90,214	17,180
	Meta Platforms, Inc., Class A	48,379	28,326
	Netflix, Inc.[1]	12,165	10,843
	Publicis Groupe SA	101,313	10,733
	Comcast Corp., Class A	189,857	7,125
	NetEase, Inc.	306,200	5,463
	NetEase, Inc. (ADR)	13,625	1,215
	Deutsche Telekom AG	220,402	6,596

American Funds Insurance Series	52

Capital World Growth and Income Fund® (continued)
Common stocks (continued)		Shares	Value (000)
Communication services (continued)
	Tencent Holdings, Ltd.	114,200	$6,103
	Bharti Airtel, Ltd.	250,484	4,640
	Bharti Airtel, Ltd., interim shares	6,582	90
	Universal Music Group NV	172,753	4,409
	SoftBank Corp.	3,223,850	4,054
	Sea, Ltd., Class A (ADR)[1]	30,943	3,283
	Singapore Telecommunications, Ltd.	1,060,400	2,388
	Omnicom Group, Inc.	19,663	1,692
	Advanced Info Service PCL, foreign registered shares	167,800	1,400
	Take-Two Interactive Software, Inc.[1]	6,070	1,117
	Schibsted ASA, Class A	16,179	501
			140,335

Consumer staples 5.44%
	Philip Morris International, Inc.	294,056	35,390
	Imperial Brands PLC	316,821	10,124
	Kroger Co.	154,299	9,435
	Nestlé SA	109,240	8,958
	Ajinomoto Co., Inc.	106,000	4,313
	Danone SA	59,826	4,025
	JBS SA	557,973	3,302
	Sysco Corp.	41,127	3,145
	British American Tobacco PLC	85,501	3,100
	Ocado Group PLC[1]	798,670	3,021
	Constellation Brands, Inc., Class A	12,975	2,867
	Kweichow Moutai Co., Ltd., Class A	11,900	2,480
	Arca Continental, SAB de CV	231,334	1,916
	Procter & Gamble Co.	9,154	1,535
	Seven & i Holdings Co., Ltd.	96,440	1,512
	PepsiCo, Inc.	8,012	1,218
	Suntory Beverage & Food, Ltd.[4]	37,400	1,187
	Costco Wholesale Corp.	1,243	1,139
	Alimentation Couche-Tard, Inc.	19,111	1,060
	Lamb Weston Holdings, Inc.	14,471	967
	Treasury Wine Estates, Ltd.	96,402	676
	Keurig Dr Pepper, Inc.	17,401	559
	Altria Group, Inc.	7,401	387
	ITC, Ltd.	67,891	383
			102,699

Materials 5.13%
	Freeport-McMoRan, Inc.	357,917	13,629
	Rio Tinto PLC	184,746	10,875
	Linde PLC	24,068	10,077
	Air Products and Chemicals, Inc.	30,289	8,785
	Glencore PLC	1,986,795	8,736
	Vale SA, ordinary nominative shares	566,857	5,010
	Vale SA (ADR), ordinary nominative shares	149,870	1,329
	Ivanhoe Mines, Ltd., Class A1	460,454	5,465
	First Quantum Minerals, Ltd.[1]	373,378	4,813
	Anglo American PLC	138,309	4,098
	Heidelberg Materials AG, non-registered shares	30,752	3,799
	Smurfit Westrock PLC	65,438	3,524
	Air Liquide SA	12,042	1,947
	Air Liquide SA, bonus shares	5,336	863
	Corteva, Inc.	37,249	2,122
	Fortescue, Ltd.	166,511	1,868
	Albemarle Corp.	17,245	1,484
	Akzo Nobel NV	24,478	1,470
	Agnico Eagle Mines, Ltd./ Mines Agnico Eagle Limitee	18,264	1,429
	Grupo México, SAB de CV, Series B	266,100	1,262
	Shin-Etsu Chemical Co., Ltd.	35,400	1,171

53	American Funds Insurance Series

Capital World Growth and Income Fund® (continued)
Common stocks (continued)		Shares	Value (000)
Materials (continued)
	Southern Copper Corp.	11,084	$1,010
	Lundin Mining Corp.	106,116	913
	Antofagasta PLC	35,642	705
	Evonik Industries AG	27,405	475
			96,859

Energy 4.54%
	Canadian Natural Resources, Ltd. (CAD denominated)	565,372	17,455
	EOG Resources, Inc.	117,877	14,449
	TC Energy Corp. (CAD denominated)[4]	228,076	10,629
	Cameco Corp. (CAD denominated)	133,256	6,852
	Cameco Corp.	39,775	2,044
	Shell PLC (GBP denominated)	233,469	7,248
	Shell PLC (EUR denominated)	14,064	441
	Tourmaline Oil Corp.	129,913	6,012
	TotalEnergies SE	68,731	3,819
	Baker Hughes Co., Class A	66,678	2,735
	Reliance Industries, Ltd.	191,526	2,713
	Suncor Energy, Inc.	70,913	2,531
	ConocoPhillips	23,026	2,284
	Expand Energy Corp.	19,367	1,928
	Schlumberger NV	43,089	1,652
	Cenovus Energy, Inc. (CAD denominated)	95,648	1,450
	Neste OYJ	85,724	1,082
	ADNOC Drilling Co. PJSC	130,468	189
	South Bow Corp. (CAD denominated)	5,700	135
			85,648

Utilities 1.88%
	Constellation Energy Corp.	19,952	4,463
	Engie SA	264,632	4,195
	E.ON SE	339,449	3,953
	DTE Energy Co.	31,270	3,776
	China Resources Gas Group, Ltd.	830,532	3,288
	Iberdrola, SA, non-registered shares	232,814	3,206
	Dominion Energy, Inc.	44,838	2,415
	National Grid PLC	202,998	2,406
	Duke Energy Corp.	19,966	2,151
	FirstEnergy Corp.	42,471	1,690
	NextEra Energy, Inc.	18,050	1,294
	Public Service Enterprise Group, Inc.	13,054	1,103
	AES Corp.	66,093	851
	Pinnacle West Capital Corp.	7,578	642
	CenterPoint Energy, Inc.	3,700	117
			35,550

Real estate 0.93%
	VICI Properties, Inc. REIT	139,178	4,065
	China Resources Mixc Lifestyle Services, Ltd.	967,200	3,600
	CubeSmart REIT	43,457	1,862
	Prologis, Inc. REIT	16,050	1,697
	Iron Mountain, Inc. REIT	15,670	1,647
	Extra Space Storage, Inc. REIT	10,514	1,573
	American Tower Corp. REIT	6,636	1,217
	Equinix, Inc. REIT	1,154	1,088
	Longfor Group Holdings, Ltd.	668,238	861
			17,610
	Total common stocks (cost: $1,177,639,000)		1,831,978

American Funds Insurance Series	54

Capital World Growth and Income Fund® (continued)
Preferred securities 0.09%		Shares	Value (000)
Consumer discretionary 0.04%
	Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	12,306	$745

Financials 0.03%
	Fannie Mae, Series S, 8.25% noncumulative preferred shares[1]	32,172	384
	Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares[1,4]	15,425	183
			567

Health care 0.02%
	Grifols, SA, Class B, nonvoting non-registered preferred shares[1]	59,790	439
	Total preferred securities (cost: $2,537,000)		1,751
Convertible stocks 0.12%
Materials 0.12%
	Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	55,312	2,251
	Total convertible stocks (cost: $2,743,000)		2,251
Bonds, notes & other debt instruments 0.10%		Principal amount (000)
Corporate bonds, notes & loans 0.10%
Health care 0.06%
	Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	USD1,100	1,058

Financials 0.02%
	Lloyds Banking Group PLC 3.369% 12/14/2046 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.50% on 12/14/2041)[5]	709	491

Consumer discretionary 0.02%
	Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[6]	390	387
	Total corporate bonds, notes & loans		1,936
	Total bonds, notes & other debt instruments (cost: $2,025,000)		1,936
Short-term securities 2.98%		Shares
Money market investments 2.47%
	Capital Group Central Cash Fund 4.50%[7,8]	466,640	46,673

Money market investments purchased with collateral from securities on loan 0.51%
	State Street Institutional U.S. Government Money Market Fund, Institutional Class 4.40%[7,9]	9,543,555	9,544
	Total short-term securities (cost: $56,209,000)		56,217
	Total investment securities 100.31% (cost: $1,241,153,000)		1,894,133
	Other assets less liabilities (0.31)%		(5,814)
	Net assets 100.00%		$1,888,319

55	American Funds Insurance Series

Capital World Growth and Income Fund® (continued)
Investments in affiliates

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Short-term securities 2.47%
Money market investments 2.47%
Capital Group Central Cash Fund 4.50%[7]	$44,944	$304,450	$302,732	$(1)	$12	$46,673	$3,610

[1]	Security did not produce income during the last 12 months.
[2]	Amount less than one thousand.
[3]	Value determined using significant unobservable inputs.
[4]
All or a portion of this security was on loan. The total value of all such securities was $10,634,000, which represented .56% of the net assets of the fund. Refer to
Note 5 for more information on securities lending.

[5]	Step bond; coupon rate may change at a later date.
[6]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $387,000, which represented
.02% of the net assets of the fund.

[7]	Rate represents the seven-day yield at 12/31/2024.
[8]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[9]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GBP = British pounds
HKD = Hong Kong dollars
REIT = Real Estate Investment Trust
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

American Funds Insurance Series	56

Growth-Income Fund
Investment portfolio December 31, 2024

Common stocks 96.60%		Shares	Value (000)
Information technology 23.69%
	Microsoft Corp.	6,435,519	$2,712,571
	Apple, Inc.	7,941,900	1,988,811
	Broadcom, Inc.	8,322,779	1,929,553
	NVIDIA Corp.	7,061,111	948,237
	Accenture PLC, Class A	2,084,151	733,183
	Texas Instruments, Inc.	1,922,519	360,491
	Salesforce, Inc.	1,075,059	359,424
	Cognizant Technology Solutions Corp., Class A	2,739,411	210,661
	Oracle Corp.	930,843	155,116
	Taiwan Semiconductor Manufacturing Co., Ltd.	4,102,000	133,945
	Seagate Technology Holdings PLC	816,874	70,504
	Palo Alto Networks, Inc.[1]	220,554	40,132
	Analog Devices, Inc.	168,515	35,803
	QUALCOMM, Inc.	225,964	34,713
	Micron Technology, Inc.	268,034	22,558
	ASML Holding NV	28,845	20,286
	Adobe, Inc.[1]	43,879	19,512
			9,775,500

Industrials 13.94%
	RTX Corp.	6,388,296	739,254
	Automatic Data Processing, Inc.	1,993,331	583,508
	Boeing Co. (The)[1]	2,376,190	420,586
	General Electric Co.	2,458,673	410,082
	General Dynamics Corp.	1,519,363	400,337
	GFL Environmental, Inc., subordinate voting shares	8,685,308	386,844
	Carrier Global Corp.	5,156,506	351,983
	Honeywell International, Inc.	1,362,497	307,774
	Airbus SE, non-registered shares	1,921,964	306,326
	Woodward, Inc.	1,484,210	247,002
	XPO, Inc.[1]	1,749,629	229,464
	TFI International, Inc.	1,630,915	220,320
	Paychex, Inc.	1,519,430	213,054
	United Rentals, Inc.	282,792	199,210
	Ingersoll-Rand, Inc.	2,055,433	185,934
	CSX Corp.	2,743,691	88,539
	TransDigm Group, Inc.	65,897	83,510
	Union Pacific Corp.	360,831	82,284
	L3Harris Technologies, Inc.	381,989	80,325
	Uber Technologies, Inc.[1]	1,288,242	77,707
	APi Group Corp.[1]	1,599,578	57,537
	Standard Aero, Inc.[1]	1,589,110	39,346
	Delta Air Lines, Inc.	631,987	38,235
			5,749,161

Health care 13.14%
	UnitedHealth Group, Inc.	2,532,251	1,280,964
	AbbVie, Inc.	3,420,505	607,824
	Eli Lilly and Co.	720,377	556,131
	GE HealthCare Technologies, Inc.	6,854,471	535,883
	Thermo Fisher Scientific, Inc.	634,506	330,089
	Vertex Pharmaceuticals, Inc.[1]	793,252	319,443
	Abbott Laboratories	2,689,824	304,246
	Danaher Corp.	1,161,478	266,617
	Revvity, Inc.	1,988,505	221,937
	IQVIA Holdings, Inc.[1]	659,338	129,567
	Sanofi	1,245,837	120,477
	Johnson & Johnson	807,444	116,773
	Cencora, Inc.	446,557	100,332
	Gilead Sciences, Inc.	926,597	85,590
	Insulet Corp.[1]	303,962	79,355
	Novo Nordisk AS, Class B	883,888	76,074

57	American Funds Insurance Series

Growth-Income Fund (continued)
Common stocks (continued)		Shares	Value (000)
Health care (continued)
	Intuitive Surgical, Inc.[1]	134,067	$69,978
	Bristol-Myers Squibb Co.	1,150,000	65,044
	Stryker Corp.	138,782	49,968
	Amgen, Inc.	151,000	39,357
	DexCom, Inc.[1]	390,182	30,344
	Masimo Corp.[1]	119,168	19,698
	Medtronic PLC	210,000	16,775
			5,422,466

Financials 11.20%
	JPMorgan Chase & Co.	2,557,824	613,136
	Mastercard, Inc., Class A	1,138,465	599,481
	Fidelity National Information Services, Inc.	6,648,960	537,036
	BlackRock, Inc.	343,935	352,571
	S&P Global, Inc.	706,397	351,807
	Berkshire Hathaway, Inc., Class B1	540,000	244,771
	PNC Financial Services Group, Inc.	1,245,460	240,187
	Capital One Financial Corp.	1,318,858	235,179
	Chubb, Ltd.	816,383	225,567
	Morgan Stanley	1,380,851	173,600
	Visa, Inc., Class A	500,000	158,020
	Marsh & McLennan Companies, Inc.	634,688	134,814
	Wells Fargo & Co.	1,684,265	118,303
	B3 SA - Brasil, Bolsa, Balcao	56,528,755	96,952
	State Street Corp.	760,000	74,594
	First Citizens BancShares, Inc., Class A	33,274	70,309
	Pinnacle Financial Partners, Inc.	573,150	65,563
	American Express Co.	214,890	63,777
	Arthur J. Gallagher & Co.	220,000	62,447
	Power Corporation of Canada, subordinate voting shares[2]	2,000,000	62,388
	Apollo Asset Management, Inc.	316,825	52,327
	American International Group, Inc.	704,000	51,251
	CME Group, Inc., Class A	152,718	35,466
			4,619,546

Consumer discretionary 10.36%
	Amazon.com, Inc.[1]	7,755,444	1,701,467
	Wyndham Hotels & Resorts, Inc.[3]	5,050,129	509,003
	Royal Caribbean Cruises, Ltd.	1,510,459	348,448
	Tesla, Inc.[1]	661,401	267,100
	Home Depot, Inc.	624,580	242,955
	Restaurant Brands International, Inc.	3,125,681	203,732
	InterContinental Hotels Group PLC	1,396,700	173,983
	Sony Group Corp.	5,225,500	110,393
	Tractor Supply Co.	2,008,105	106,550
	Hasbro, Inc.	1,788,473	99,994
	Starbucks Corp.	954,852	87,130
	TJX Companies, Inc. (The)	683,864	82,618
	McDonald’s Corp.	279,467	81,015
	Tapestry, Inc.	1,117,737	73,022
	YUM! Brands, Inc.	350,000	46,956
	DoorDash, Inc., Class A1	266,642	44,729
	Hilton Worldwide Holdings, Inc.	151,393	37,418
	LVMH Moët Hennessy-Louis Vuitton SE	44,522	29,112
	General Motors Co.	504,165	26,857
			4,272,482

American Funds Insurance Series	58

Growth-Income Fund (continued)
Common stocks (continued)		Shares	Value (000)

Communication services 10.20%
	Meta Platforms, Inc., Class A	3,361,204	$1,968,019
	Alphabet, Inc., Class A	5,339,738	1,010,812
	Alphabet, Inc., Class C	4,582,000	872,596
	Netflix, Inc.[1]	239,157	213,165
	Universal Music Group NV	3,239,458	82,669
	Comcast Corp., Class A	1,639,161	61,518
			4,208,779

Energy 3.39%
	Baker Hughes Co., Class A	9,510,198	390,108
	Exxon Mobil Corp.	3,218,454	346,209
	Canadian Natural Resources, Ltd. (CAD denominated)	8,658,066	267,310
	EOG Resources, Inc.	1,040,878	127,591
	Chevron Corp.	535,000	77,489
	TC Energy Corp.	1,629,755	75,833
	Expand Energy Corp.	715,878	71,266
	ConocoPhillips	434,738	43,113
			1,398,919

Consumer staples 3.38%
	British American Tobacco PLC	12,606,282	457,127
	Procter & Gamble Co.	1,191,396	199,737
	Philip Morris International, Inc.	1,397,749	168,219
	Constellation Brands, Inc., Class A	596,394	131,803
	Imperial Brands PLC	3,663,668	117,075
	Mondelez International, Inc., Class A	1,907,526	113,936
	Church & Dwight Co., Inc.	660,000	69,109
	Lamb Weston Holdings, Inc.	950,530	63,524
	Keurig Dr Pepper, Inc.	1,019,386	32,743
	Kraft Heinz Co. (The)	694,940	21,342
	General Mills, Inc.	315,000	20,087
			1,394,702

Materials 3.14%
	Air Products and Chemicals, Inc.	1,428,502	414,323
	Linde PLC	545,459	228,367
	Eastman Chemical Co.	2,417,064	220,726
	International Paper Co.	2,953,090	158,935
	Freeport-McMoRan, Inc.	3,908,495	148,836
	LyondellBasell Industries NV	579,974	43,075
	Celanese Corp.	616,290	42,653
	Albemarle Corp.[2]	431,100	37,109
			1,294,024

Real estate 2.21%
	Equinix, Inc. REIT	333,626	314,573
	VICI Properties, Inc. REIT	9,305,605	271,817
	American Tower Corp. REIT	882,701	161,896
	Prologis, Inc. REIT	866,060	91,542
	Welltower, Inc. REIT	570,000	71,837
			911,665

59	American Funds Insurance Series

Growth-Income Fund (continued)
Common stocks (continued)	Shares	Value (000)

Utilities 1.95%
PG&E Corp.	18,016,861	$363,580
CenterPoint Energy, Inc.	3,753,573	119,101
Edison International	1,271,657	101,529
Entergy Corp.	1,337,004	101,372
Sempra	800,000	70,176
DTE Energy Co.	401,000	48,421
		804,179
Total common stocks (cost: $22,558,299,000)		39,851,423
Bonds, notes & other debt instruments 0.00%	Principal amount (000)
Corporate bonds, notes & loans 0.00%
Consumer discretionary 0.00%
General Motors Financial Co., Inc. 4.30% 7/13/2025	USD160	159
General Motors Financial Co., Inc. 5.25% 3/1/2026	827	830
Total corporate bonds, notes & loans		989
Total bonds, notes & other debt instruments (cost: $954,000)		989
Short-term securities 3.68%	Shares
Money market investments 3.57%
Capital Group Central Cash Fund 4.50%[3,4]	14,716,697	1,471,964

Money market investments purchased with collateral from securities on loan 0.11%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 4.40%[4,5]	47,430,675	47,431
Total short-term securities (cost: $1,519,210,000)		1,519,395
Total investment securities 100.28% (cost: $24,078,463,000)		41,371,807
Other assets less liabilities (0.28)%		(116,813)
Net assets 100.00%		$41,254,994
Investments in affiliates3

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Common stocks 1.23%
Consumer discretionary 1.23%
Wyndham Hotels & Resorts, Inc.	$106,302	$282,386	$17,777	$4,192	$133,900	$509,003	$5,577
Short-term securities 3.57%
Money market investments 3.57%
Capital Group Central Cash Fund 4.50%[4]	1,430,798	8,400,629	8,359,985	499	23	1,471,964	59,986
Total 4.80%				$4,691	$133,923	$1,980,967	$65,563

American Funds Insurance Series	60

Growth-Income Fund (continued)
[1]	Security did not produce income during the last 12 months.
[2]
All or a portion of this security was on loan. The total value of all such securities was $50,176,000, which represented .12% of the net assets of the fund. Refer to
Note 5 for more information on securities lending.

[3]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[4]	Rate represents the seven-day yield at 12/31/2024.
[5]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviation(s)
CAD = Canadian dollars
REIT = Real Estate Investment Trust
USD = U.S. dollars
Refer to the notes to financial statements.

61	American Funds Insurance Series

International Growth and Income Fund
Investment portfolio December 31, 2024

Common stocks 95.98%		Shares	Value (000)
Financials 20.04%
	AXA SA	108,812	$3,869
	Zurich Insurance Group AG	6,194	3,680
	HSBC Holdings PLC (GBP denominated)	231,677	2,277
	HSBC Holdings PLC (HKD denominated)	55,200	539
	UniCredit SpA	61,018	2,436
	Deutsche Bank AG	135,344	2,333
	KB Financial Group, Inc.	40,321	2,287
	Société Générale	79,746	2,233
	Skandinaviska Enskilda Banken AB, Class A	161,262	2,210
	Banco Bilbao Vizcaya Argentaria, SA	207,912	2,036
	Tokio Marine Holdings, Inc.	55,100	1,973
	Tryg A/S	93,287	1,967
	NatWest Group PLC	358,740	1,806
	Euronext NV	15,552	1,743
	DBS Group Holdings, Ltd.	54,184	1,733
	PICC Property and Casualty Co., Ltd., Class H	1,062,000	1,677
	London Stock Exchange Group PLC	10,796	1,520
	Edenred SA	43,688	1,427
	Hana Financial Group, Inc.	36,109	1,381
	Prudential PLC	170,179	1,357
	Kotak Mahindra Bank, Ltd.	63,981	1,332
	Resona Holdings, Inc.	181,300	1,319
	Hiscox, Ltd.	95,768	1,298
	CaixaBank, SA, non-registered shares	217,373	1,179
	AIA Group, Ltd.	162,600	1,176
	HDFC Bank, Ltd.	56,777	1,174
	Bank Hapoalim BM	94,621	1,143
	Royal Bank of Canada	9,454	1,140
	Ping An Insurance (Group) Company of China, Ltd., Class H	191,000	1,124
	Aon PLC, Class A	2,812	1,010
	Mizuho Financial Group, Inc.	40,200	981
	CVC Capital Partners PLC[1]	40,021	877
	3i Group PLC	16,295	724
	ICICI Bank, Ltd. (ADR)	23,178	692
	Brookfield Corp., Class A (CAD denominated)	11,286	649
	Pluxee NV	33,005	635
	Canadian Imperial Bank of Commerce (CAD denominated)	8,898	563
	Hong Kong Exchanges and Clearing, Ltd.	14,700	558
	Mediobanca SpA	35,646	519
	Discovery, Ltd.	49,301	509
	Münchener Rückversicherungs-Gesellschaft AG	1,001	503
	XP, Inc., Class A	38,755	459
	Macquarie Group, Ltd.	3,325	457
	Banco Santander, SA	97,356	450
	Partners Group Holding AG	326	442
	Canara Bank	310,039	361
	Grupo Financiero Banorte, SAB de CV, Series O	52,680	338
	Bank Central Asia Tbk PT	548,300	329
	Bank Leumi le-Israel B.M.	26,063	310
	Sampo Oyj, Class A	7,063	289
	Grupo Financiero Inbursa, SAB de CV1	133,585	278
	Banca Generali SpA	5,885	273
	DNB Bank ASA	13,260	264
	Intesa Sanpaolo SpA	64,163	257
	National Bank of Canada	2,311	211
	Hang Seng Bank, Ltd.	15,900	196
	Abu Dhabi Islamic Bank PJSC	43,882	165
	Sberbank of Russia PJSC[2]	476,388	— [3]
			64,668

American Funds Insurance Series	62

International Growth and Income Fund (continued)
Common stocks (continued)		Shares	Value (000)

Industrials 14.54%
	BAE Systems PLC	377,859	$5,421
	Airbus SE, non-registered shares	23,810	3,795
	Ryanair Holdings PLC (ADR)	62,355	2,718
	ABB, Ltd.	44,925	2,417
	Rheinmetall AG, non-registered shares	3,060	1,948
	ITOCHU Corp.	37,800	1,861
	Safran SA	8,117	1,773
	SMC Corp.	4,300	1,674
	DSV A/S	7,853	1,663
	Siemens AG	7,122	1,391
	TFI International, Inc.	5,019	678
	TFI International, Inc. (CAD denominated)	4,749	642
	Hitachi, Ltd.	52,900	1,300
	Mitsui & Co., Ltd.	61,800	1,282
	Canadian National Railway Co. (CAD denominated)	12,540	1,273
	RELX PLC	28,050	1,271
	Alliance Global Group, Inc.	7,546,600	1,171
	Epiroc AB, Class B	38,153	593
	Epiroc AB, Class A	31,647	550
	Diploma PLC	20,831	1,108
	CCR SA, ordinary nominative shares	638,648	1,051
	Volvo AB, Class B	41,377	1,004
	Daikin Industries, Ltd.	7,800	914
	ASSA ABLOY AB, Class B	30,414	894
	Copa Holdings, SA, Class A	10,106	888
	Caterpillar, Inc.	2,249	816
	Bunzl PLC	15,264	628
	Grupo Aeroportuario del Pacífico, SAB de CV, Class B	35,628	626
	Wizz Air Holdings PLC[1]	31,364	561
	Komatsu, Ltd.	19,400	536
	Bombardier, Inc., Class B1	6,467	440
	Deutsche Post AG	12,059	425
	Techtronic Industries Co., Ltd.	32,092	423
	Kingspan Group PLC	5,738	417
	Brambles, Ltd.	32,826	390
	Metso Corp.	38,579	362
	Fluidra, SA, non-registered shares	14,621	354
	Shenzhen Inovance Technology Co., Ltd., Class A	36,500	292
	Jiangsu Hengli Hydraulic Co., Ltd., Class A	38,900	281
	International Container Terminal Services, Inc.	40,750	272
	Ashtead Group PLC	4,346	269
	Adecco Group AG	10,196	251
	Aalberts NV, non-registered shares	4,818	170
	SPIE SA	3,847	119
			46,912

Information technology 13.95%
	Taiwan Semiconductor Manufacturing Co., Ltd.	454,000	14,825
	ASML Holding NV	7,939	5,583
	MediaTek, Inc.	124,000	5,324
	Broadcom, Inc.	22,460	5,207
	SAP SE	11,481	2,810
	Samsung Electronics Co., Ltd.	67,343	2,430
	Keyence Corp.	2,600	1,058
	Sage Group PLC (The)	66,685	1,052
	ASM International NV	1,531	874
	Fujitsu, Ltd.	47,800	840
	Tokyo Electron, Ltd.	4,800	727
	E Ink Holdings, Inc.	75,000	618
	Halma PLC	18,386	615
	Capgemini SE	3,768	615
	ASMPT, Ltd.	60,400	583

63	American Funds Insurance Series

International Growth and Income Fund (continued)
Common stocks (continued)		Shares	Value (000)
Information technology (continued)
	SK hynix, Inc.	4,347	$493
	NEC Corp.	5,500	473
	eMemory Technology, Inc.	3,000	305
	Tata Consultancy Services, Ltd.	4,400	210
	Nomura Research Institute, Ltd.	7,100	209
	Lumine Group, Inc., subordinate voting shares[1]	5,248	150
			45,001

Consumer discretionary 10.47%
	Industria de Diseño Textil, SA	78,155	4,001
	Renault SA	72,852	3,530
	Trip.com Group, Ltd. (ADR)[1]	35,223	2,418
	Trip.com Group, Ltd.[1]	9,700	669
	Prosus NV, Class N	46,278	1,835
	LVMH Moët Hennessy-Louis Vuitton SE	2,714	1,775
	Evolution AB	19,388	1,488
	MGM China Holdings, Ltd.	1,140,800	1,460
	InterContinental Hotels Group PLC	11,699	1,457
	Midea Group Co., Ltd., Class A	138,300	1,423
	B&M European Value Retail SA	264,492	1,215
	Amadeus IT Group SA, Class A, non-registered shares	16,563	1,165
	Aristocrat Leisure, Ltd.	23,585	996
	Stellantis NV	75,025	985
	Restaurant Brands International, Inc. (CAD denominated)	14,136	921
	Wynn Macau, Ltd.	1,149,600	798
	H World Group, Ltd. (ADR)	23,966	792
	Hyundai Motor Co.	4,892	704
	Entain PLC	80,873	693
	JD.com, Inc., Class A (ADR)	16,398	569
	Suzuki Motor Corp.	48,600	551
	Paltac Corp.	18,200	502
	Dixon Technologies (India), Ltd.	2,332	487
	Galaxy Entertainment Group, Ltd.	112,361	474
	Compagnie Financière Richemont SA, Class A	2,963	450
	D’Ieteren Group	2,554	425
	Games Workshop Group PLC	2,554	424
	Meituan, Class B1	18,700	363
	Nitori Holdings Co., Ltd.	2,900	344
	China Tourism Group Duty Free Corp., Ltd., Class A	18,300	167
	China Tourism Group Duty Free Corp., Ltd., Class H4	11,500	79
	Maruti Suzuki India, Ltd.	1,779	225
	Berkeley Group Holdings PLC	4,299	210
	Vedant Fashions, Ltd.	13,629	205
			33,800

Consumer staples 9.84%
	British American Tobacco PLC	136,313	4,943
	Philip Morris International, Inc.	33,021	3,974
	Imperial Brands PLC	88,755	2,836
	Pernod Ricard SA	23,428	2,620
	Nestlé SA	27,302	2,239
	Carlsberg A/S, Class B	18,227	1,746
	Carrefour SA, non-registered shares	119,684	1,702
	Arca Continental, SAB de CV	171,771	1,423
	ITC, Ltd.	222,726	1,258
	Tsingtao Brewery Co., Ltd., Class H	171,738	1,256
	KT&G Corp.	16,456	1,190
	L’Oréal SA, non-registered shares	2,884	1,018
	Anheuser-Busch InBev SA/NV	18,681	935
	Haleon PLC	181,303	854
	Kweichow Moutai Co., Ltd., Class A	3,690	769
	Danone SA	11,139	750

American Funds Insurance Series	64

International Growth and Income Fund (continued)
Common stocks (continued)		Shares	Value (000)
Consumer staples (continued)
	Ocado Group PLC[1]	167,863	$635
	Unilever PLC	8,423	477
	Yamazaki Baking Co., Ltd.	18,400	342
	United Spirits, Ltd.	14,813	281
	Seven & i Holdings Co., Ltd.	17,100	268
	Asahi Group Holdings, Ltd.	23,100	242
			31,758

Communication services 7.55%
	Tencent Holdings, Ltd.	82,600	4,414
	Publicis Groupe SA	34,736	3,680
	Koninklijke KPN NV	864,650	3,147
	Singapore Telecommunications, Ltd.	660,100	1,486
	Telefónica, SA, non-registered shares	302,700	1,233
	América Móvil, SAB de CV, Class B (ADR)	84,317	1,207
	Indus Towers, Ltd.[1]	274,847	1,096
	Bharti Airtel, Ltd.	58,899	1,091
	BT Group PLC	529,743	955
	KANZHUN, Ltd., Class A (ADR)[1]	65,265	901
	MTN Group, Ltd.	174,620	852
	Deutsche Telekom AG	26,563	795
	Vodafone Group PLC	622,560	531
	NetEase, Inc.	28,600	510
	HYBE Co., Ltd.[1]	3,444	452
	Nippon Television Holdings, Inc.	24,900	431
	Universal Music Group NV	16,846	430
	KT Corp. (ADR)[4]	25,403	394
	Nintendo Co., Ltd.	6,600	384
	Schibsted ASA, Class A	11,980	371
			24,360

Health care 6.62%
	Novo Nordisk AS, Class B	70,799	6,094
	AstraZeneca PLC	33,840	4,405
	Sanofi	39,018	3,773
	EssilorLuxottica SA	11,841	2,877
	Grifols, SA, Class B (ADR)[1]	86,548	644
	HOYA Corp.	5,000	621
	Roche Holding AG, nonvoting non-registered shares	2,087	584
	bioMérieux SA	4,641	496
	Bayer AG	24,582	492
	Genus PLC	19,665	380
	Siemens Healthineers AG	6,899	366
	Chugai Pharmaceutical Co., Ltd.	5,100	224
	Akums Drugs and Pharmaceuticals, Ltd.[1]	16,884	126
	Max Healthcare Institute, Ltd.	9,259	122
	BeiGene, Ltd. (ADR)[1]	620	115
	Hypera SA, ordinary nominative shares	9,359	27
	Euroapi SA1,4	1,412	4
			21,350

Energy 4.66%
	TotalEnergies SE	107,680	5,984
	BP PLC	428,208	2,110
	Canadian Natural Resources, Ltd. (CAD denominated)	53,307	1,646
	Cameco Corp. (CAD denominated)	30,663	1,576
	Shell PLC (GBP denominated)	30,287	940
	TC Energy Corp. (CAD denominated)	16,772	782
	Gaztransport & Technigaz SA	3,790	505
	Schlumberger NV	10,432	400
	Tourmaline Oil Corp.	7,638	353
	Cenovus Energy, Inc. (CAD denominated)	15,267	231

65	American Funds Insurance Series

International Growth and Income Fund (continued)
Common stocks (continued)		Shares	Value (000)
Energy (continued)
	Cenovus Energy, Inc.	7,706	$117
	ADNOC Drilling Co. PJSC	227,504	330
	South Bow Corp. (CAD denominated)	3,354	79
	Sovcomflot PAO[2]	356,717	— [3]
			15,053

Materials 4.36%
	Linde PLC	4,273	1,789
	Glencore PLC	387,133	1,702
	Barrick Gold Corp.	105,268	1,632
	Rio Tinto PLC	22,772	1,340
	Fortescue, Ltd.	85,904	964
	Holcim, Ltd.	8,452	810
	Air Liquide SA	4,759	769
	Vale SA (ADR), ordinary nominative shares	45,239	401
	Vale SA, ordinary nominative shares	30,697	272
	Agnico Eagle Mines, Ltd./ Mines Agnico Eagle Limitee	7,601	595
	Nutrien, Ltd. (CAD denominated)	12,788	572
	Sika AG	2,309	549
	Anhui Conch Cement Co., Ltd., Class H	207,000	532
	Shin-Etsu Chemical Co., Ltd.	14,000	463
	Grupo México, SAB de CV, Series B	94,371	448
	Freeport-McMoRan, Inc.	9,692	369
	Franco-Nevada Corp.	2,845	334
	Fresnillo PLC	37,174	290
	Givaudan SA	43	188
	First Quantum Minerals, Ltd.[1]	2,733	35
	Alrosa PJSC[2]	53,607	— [3]
			14,054

Utilities 2.20%
	Engie SA	139,121	2,205
	Brookfield Infrastructure Partners, LP	35,327	1,123
	SSE PLC	54,350	1,091
	Iberdrola, SA, non-registered shares	76,119	1,048
	National Grid PLC	49,466	586
	NTPC, Ltd.	82,581	322
	CPFL Energia SA	59,791	306
	Veolia Environnement SA	10,224	286
	NTPC Green Energy, Ltd.[1]	86,917	129
			7,096

Real estate 1.75%
	Embassy Office Parks REIT	323,675	1,396
	CK Asset Holdings, Ltd.	312,500	1,283
	Mitsubishi Estate Co., Ltd.	71,400	985
	Prologis Property Mexico, SA de CV, REIT	237,908	661
	Link REIT	124,268	526
	Longfor Group Holdings, Ltd.	315,742	407
	Macrotech Developers, Ltd.	12,824	208
	CapitaLand Integrated Commercial Trust REIT[1]	118,700	168
			5,634
	Total common stocks (cost: $262,996,000)		309,686
Preferred securities 0.08%
Materials 0.08%
	Gerdau SA, preferred nominative shares	86,682	252
	Total preferred securities (cost: $344,000)		252

American Funds Insurance Series	66

International Growth and Income Fund (continued)
Short-term securities 3.73%	Shares	Value (000)
Money market investments 3.62%
Capital Group Central Cash Fund 4.50%[5,6]	116,715	$11,674

Money market investments purchased with collateral from securities on loan 0.11%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 4.40%[5,7]	369,164	369
Total short-term securities (cost: $12,039,000)		12,043
Total investment securities 99.79% (cost: $275,379,000)		321,981
Other assets less liabilities 0.21%		672
Net assets 100.00%		$322,653
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	652	EUR	620	UBS AG	1/16/2025	$10
Investments in affiliates6

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Short-term securities 3.62%
Money market investments 3.62%
Capital Group Central Cash Fund 4.50%[5]	$10,070	$63,701	$62,101	$1	$3	$11,674	$778

[1]	Security did not produce income during the last 12 months.
[2]	Value determined using significant unobservable inputs.
[3]	Amount less than one thousand.
[4]
All or a portion of this security was on loan. The total value of all such securities was $440,000, which represented .14% of the net assets of the fund. Refer to
Note 5 for more information on securities lending.

[5]	Rate represents the seven-day yield at 12/31/2024.
[6]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[7]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
EUR = Euros
GBP = British pounds
HKD = Hong Kong dollars
REIT = Real Estate Investment Trust
USD = U.S. dollars
Refer to the notes to financial statements.

67	American Funds Insurance Series

Capital Income Builder®
Investment portfolio December 31, 2024

Common stocks 77.98%		Shares	Value (000)
Financials 14.65%
	JPMorgan Chase & Co.	96,936	$23,237
	Morgan Stanley	133,554	16,790
	Zurich Insurance Group AG	17,602	10,458
	Münchener Rückversicherungs-Gesellschaft AG	19,823	9,971
	BlackRock, Inc.	9,620	9,862
	PNC Financial Services Group, Inc.	42,156	8,130
	DBS Group Holdings, Ltd.	244,716	7,828
	ING Groep NV	497,053	7,772
	Intact Financial Corp.	35,868	6,531
	American International Group, Inc.	72,544	5,281
	Wells Fargo & Co.	74,312	5,220
	Great-West Lifeco, Inc.	120,992	4,012
	Apollo Asset Management, Inc.	21,787	3,598
	Truist Financial Corp.	82,366	3,573
	Banco Bilbao Vizcaya Argentaria, SA	328,133	3,213
	AIA Group, Ltd.	439,753	3,181
	B3 SA - Brasil, Bolsa, Balcao	1,785,756	3,063
	360 ONE WAM, Ltd.	208,444	3,042
	Kaspi.kz JSC (GDR)[1]	21,756	2,060
	Kaspi.kz JSC (ADR)	9,921	940
	East West Bancorp, Inc.	30,354	2,907
	Mizuho Financial Group, Inc.	117,900	2,877
	KB Financial Group, Inc.	46,010	2,609
	CME Group, Inc., Class A	11,181	2,597
	Hana Financial Group, Inc.	66,938	2,560
	Euronext NV	22,136	2,481
	NatWest Group PLC	453,887	2,285
	Blackstone, Inc.	12,991	2,240
	Swedbank AB, Class A	112,245	2,214
	Sampo Oyj, Class A	53,498	2,188
	Power Corporation of Canada, subordinate voting shares[2]	69,927	2,181
	Toronto-Dominion Bank (The) (CAD denominated)	37,975	2,022
	TPG, Inc., Class A	31,786	1,997
	Tokio Marine Holdings, Inc.	53,900	1,930
	State Street Corp.	19,064	1,871
	Principal Financial Group, Inc.	23,643	1,830
	Webster Financial Corp.	32,868	1,815
	Bank Central Asia Tbk PT	2,865,300	1,717
	3i Group PLC	33,804	1,502
	BNP Paribas SA	24,132	1,478
	EFG International AG	100,617	1,458
	Skandinaviska Enskilda Banken AB, Class A	102,261	1,401
	UniCredit SpA	33,859	1,352
	Bank Mandiri (Persero) Tbk PT	3,740,600	1,317
	Resona Holdings, Inc.	178,800	1,301
	Hong Kong Exchanges and Clearing, Ltd.	33,200	1,260
	Samsung Fire & Marine Insurance Co., Ltd.	5,066	1,232
	National Bank of Canada	13,044	1,189
	Banco Santander, SA	230,887	1,068
	Western Union Co.	98,671	1,046
	Canadian Imperial Bank of Commerce (CAD denominated)	15,965	1,010
	Deutsche Bank AG	56,350	971
	SouthState Corp.	7,682	764
	Patria Investments, Ltd., Class A	65,011	756
	Citizens Financial Group, Inc.	15,883	695
	Vontobel Holding AG	9,350	655
	Houlihan Lokey, Inc., Class A	3,658	635
	Fukuoka Financial Group, Inc.	21,800	547
	First American Financial Corp.	6,638	414

American Funds Insurance Series	68

Capital Income Builder® (continued)
Common stocks (continued)		Shares	Value (000)
Financials (continued)
	DNB Bank ASA	17,352	$346
	Sberbank of Russia PJSC[3]	204,176	— [4]
	SVB Financial Group, Class C, Trust Units[3,5]	1,520	— [4]
			200,480

Information technology 11.49%
	Broadcom, Inc.	303,625	70,393
	Microsoft Corp.	61,830	26,061
	Taiwan Semiconductor Manufacturing Co., Ltd.	714,800	23,341
	Accenture PLC, Class A	24,565	8,642
	Texas Instruments, Inc.	31,493	5,905
	Seagate Technology Holdings PLC	54,382	4,694
	SAP SE	16,500	4,038
	KLA Corp.	3,913	2,466
	HCL Technologies, Ltd.	104,069	2,328
	Tokyo Electron, Ltd.	14,100	2,137
	MediaTek, Inc.	48,000	2,061
	TDK Corp.	133,800	1,722
	Analog Devices, Inc.	6,855	1,456
	GlobalWafers Co., Ltd.	84,938	985
	Intel Corp.	29,886	599
	Capgemini SE	2,349	383
			157,211

Health care 9.61%
	AbbVie, Inc.	157,442	27,977
	Abbott Laboratories	167,086	18,899
	Gilead Sciences, Inc.	179,279	16,560
	AstraZeneca PLC	96,039	12,502
	Amgen, Inc.	47,795	12,457
	Sanofi	105,511	10,203
	Medtronic PLC	87,393	6,981
	UnitedHealth Group, Inc.	9,535	4,823
	Bristol-Myers Squibb Co.	81,656	4,619
	Roche Holding AG, nonvoting non-registered shares	12,586	3,523
	Merck & Co., Inc.	31,200	3,104
	Takeda Pharmaceutical Co., Ltd.	94,525	2,506
	EssilorLuxottica SA	8,733	2,122
	GSK PLC	94,219	1,578
	EBOS Group, Ltd.	66,494	1,399
	Novartis AG	10,627	1,034
	Novo Nordisk AS, Class B	9,851	848
	CVS Health Corp.	10,273	461
			131,596

Industrials 9.44%
	RTX Corp.	199,530	23,090
	Volvo AB, Class B	363,228	8,814
	Siemens AG	43,221	8,440
	Deutsche Post AG	207,885	7,318
	Union Pacific Corp.	25,658	5,851
	Paychex, Inc.	40,310	5,652
	BAE Systems PLC	387,807	5,564
	Honeywell International, Inc.	24,452	5,523
	FedEx Corp.	18,032	5,073
	RELX PLC	111,209	5,039
	Mitsubishi Corp.	277,081	4,533
	Canadian National Railway Co. (CAD denominated)	43,378	4,405
	Carrier Global Corp.	51,551	3,519
	Broadridge Financial Solutions, Inc.	15,234	3,444
	Automatic Data Processing, Inc.	11,186	3,275
	Marubeni Corp.	205,700	3,082

69	American Funds Insurance Series

Capital Income Builder® (continued)
Common stocks (continued)		Shares	Value (000)
Industrials (continued)
	Singapore Technologies Engineering, Ltd.	789,700	$2,693
	SGS SA	26,839	2,687
	UL Solutions, Inc., Class A	46,532	2,321
	Trinity Industries, Inc.	59,105	2,075
	Robert Half, Inc.	28,150	1,983
	ITOCHU Corp.	40,100	1,974
	Airbus SE, non-registered shares	12,164	1,939
	Northrop Grumman Corp.	3,377	1,585
	Bureau Veritas SA	50,133	1,524
	Logista Integral SA, non-registered shares	47,027	1,423
	Trelleborg AB, Class B	37,852	1,293
	Schneider Electric SE	5,014	1,239
	Transurban Group	110,377	913
	General Dynamics Corp.	2,967	782
	Sulzer AG	5,386	777
	PACCAR, Inc.	6,849	712
	Brambles, Ltd.	37,217	442
	ABB, Ltd.	4,658	251
			129,235

Consumer staples 8.01%
	Philip Morris International, Inc.	297,688	35,827
	British American Tobacco PLC	386,937	14,031
	British American Tobacco PLC (ADR)	38,810	1,410
	Mondelez International, Inc., Class A	156,166	9,328
	Imperial Brands PLC	238,535	7,623
	ITC, Ltd.	839,394	4,739
	Nestlé SA	50,868	4,171
	PepsiCo, Inc.	24,484	3,723
	Altria Group, Inc.	57,408	3,002
	Danone SA	44,001	2,961
	General Mills, Inc.	40,948	2,611
	Kimberly-Clark Corp.	19,036	2,494
	Carlsberg A/S, Class B	23,866	2,286
	Lamb Weston Holdings, Inc.	32,007	2,139
	Sysco Corp.	27,470	2,100
	Suntory Beverage & Food, Ltd.	49,000	1,555
	WH Group, Ltd.	1,953,000	1,514
	Procter & Gamble Co.	7,763	1,301
	Molson Coors Beverage Co., Class B, restricted voting shares	21,911	1,256
	Target Corp.	8,226	1,112
	Coca-Cola Co.	14,818	923
	Anheuser-Busch InBev SA/NV	15,143	758
	Dollar General Corp.	9,798	743
	Pernod Ricard SA	5,529	618
	Unilever PLC	8,458	479
	Constellation Brands, Inc., Class A	1,891	418
	Scandinavian Tobacco Group A/S	24,914	330
	Tsingtao Brewery Co., Ltd., Class H	24,000	176
			109,628

Utilities 6.02%
	Dominion Energy, Inc.	128,518	6,922
	DTE Energy Co.	56,745	6,852
	Iberdrola, SA, non-registered shares	482,941	6,650
	Engie SA	407,995	6,467
	SSE PLC	290,080	5,822
	Edison International	71,115	5,678
	Sempra	59,912	5,255
	Pinnacle West Capital Corp.	61,161	5,185
	National Grid PLC	395,276	4,684
	CenterPoint Energy, Inc.	144,398	4,582

American Funds Insurance Series	70

Capital Income Builder® (continued)
Common stocks (continued)		Shares	Value (000)
Utilities (continued)
	Duke Energy Corp.	40,596	$4,374
	E.ON SE	374,067	4,356
	Southern Co. (The)	43,268	3,562
	Entergy Corp.	33,908	2,571
	Power Grid Corporation of India, Ltd.	597,955	2,154
	Atmos Energy Corp.	15,323	2,134
	AES Corp.	127,763	1,644
	Enel SpA	222,605	1,592
	SembCorp Industries, Ltd.	254,500	1,028
	Power Assets Holdings, Ltd.	127,000	887
			82,399

Energy 5.03%
	Exxon Mobil Corp.	127,538	13,719
	Canadian Natural Resources, Ltd. (CAD denominated)	350,146	10,811
	TC Energy Corp. (CAD denominated)[2]	193,622	9,023
	EOG Resources, Inc.	50,071	6,138
	TotalEnergies SE	97,307	5,407
	Shell PLC (GBP denominated)	143,457	4,453
	Shell PLC (ADR)	7,865	493
	ConocoPhillips	39,708	3,938
	BP PLC	758,103	3,736
	EQT Corp.	69,667	3,212
	Chevron Corp.	17,862	2,587
	South Bow Corp. (CAD denominated)	100,885	2,381
	DT Midstream, Inc.	10,047	999
	Cenovus Energy, Inc.	56,693	859
	Schlumberger NV	16,544	634
	Neste OYJ	32,626	412
	New Fortress Energy, Inc., Class A6	949	14
			68,816

Consumer discretionary 4.81%
	McDonald’s Corp.	45,353	13,147
	Home Depot, Inc.	25,170	9,791
	LVMH Moët Hennessy-Louis Vuitton SE	9,520	6,225
	YUM! Brands, Inc.	30,062	4,033
	Midea Group Co., Ltd., Class A	375,775	3,867
	Industria de Diseño Textil, SA	70,801	3,625
	Darden Restaurants, Inc.	17,846	3,332
	Evolution AB	35,832	2,750
	Restaurant Brands International, Inc.	41,745	2,721
	Tractor Supply Co.	50,210	2,664
	Aristocrat Leisure, Ltd.	53,860	2,274
	Vail Resorts, Inc.	12,006	2,251
	Starbucks Corp.	22,803	2,081
	Amadeus IT Group SA, Class A, non-registered shares	23,266	1,637
	NEXT PLC	12,561	1,493
	Galaxy Entertainment Group, Ltd.	271,000	1,142
	Las Vegas Sands Corp.	18,561	953
	Compagnie Financière Richemont SA, Class A	5,142	782
	OPAP SA	26,284	427
	Jumbo SA	13,271	351
	International Game Technology PLC	17,882	316
			65,862

Real estate 3.94%
	VICI Properties, Inc. REIT	702,458	20,519
	Prologis, Inc. REIT	43,252	4,572
	American Tower Corp. REIT	23,060	4,229
	Extra Space Storage, Inc. REIT	23,933	3,580
	Welltower, Inc. REIT	27,916	3,518

71	American Funds Insurance Series

Capital Income Builder® (continued)
Common stocks (continued)		Shares	Value (000)
Real estate (continued)
	Rexford Industrial Realty, Inc. REIT	84,140	$3,253
	Public Storage REIT	6,113	1,830
	Mindspace Business Parks REIT	248,348	1,048
	Mindspace Business Parks REIT[5]	132,674	560
	Equinix, Inc. REIT	1,676	1,580
	CK Asset Holdings, Ltd.	310,500	1,275
	Link REIT	292,348	1,237
	CTP NV	75,076	1,155
	UDR, Inc. REIT	22,406	973
	Digital Realty Trust, Inc. REIT	5,406	959
	SBA Communications Corp. REIT, Class A	4,536	924
	Sun Communities, Inc. REIT	5,518	679
	Embassy Office Parks REIT	140,661	607
	Lineage, Inc. REIT	9,785	573
	Longfor Group Holdings, Ltd.	357,634	461
	POWERGRID Infrastructure Investment Trust REIT	322,317	319
	Kimco Realty Corp. REIT	5,095	119
			53,970

Communication services 2.57%
	Singapore Telecommunications, Ltd.	2,319,700	5,223
	Comcast Corp., Class A	129,542	4,862
	Koninklijke KPN NV	1,116,121	4,062
	T-Mobile US, Inc.	18,087	3,992
	Verizon Communications, Inc.	85,602	3,423
	Publicis Groupe SA	31,849	3,374
	Deutsche Telekom AG	80,793	2,418
	América Móvil, SAB de CV, Class B (ADR)	166,757	2,386
	TELUS Corp.	120,227	1,630
	HKT Trust and HKT, Ltd., units	946,240	1,170
	Omnicom Group, Inc.	12,215	1,051
	NetEase, Inc.	42,000	749
	SoftBank Corp.	312,400	393
	Telkom Indonesia (Persero) Tbk PT, Class B	2,242,000	376
			35,109

Materials 2.41%
	Air Products and Chemicals, Inc.	27,852	8,078
	Rio Tinto PLC	126,549	7,449
	Smurfit Westrock PLC	102,884	5,541
	Linde PLC	10,070	4,216
	Shin-Etsu Chemical Co., Ltd.	49,962	1,652
	Anglo American PLC	52,872	1,566
	Eastman Chemical Co.	10,469	956
	Vale SA (ADR), ordinary nominative shares	91,722	814
	Dow, Inc.	14,269	573
	Barrick Gold Corp.	32,045	497
	Evonik Industries AG	27,512	477
	Celanese Corp.	6,215	430
	UPM-Kymmene OYJ	15,480	426
	Antofagasta PLC	15,107	299
	Nitto Denko Corp.	2,500	42
			33,016
	Total common stocks (cost: $805,898,000)		1,067,322

American Funds Insurance Series	72

Capital Income Builder® (continued)
Convertible stocks 0.16%		Shares	Value (000)
Utilities 0.16%
	NextEra Energy, Inc., noncumulative convertible preferred units, 6.926% 9/1/2025	29,939	$1,225
	PG&E Corp., Class A, convertible preferred shares, 6.00% 12/1/2027	18,300	911
	Total convertible stocks (cost: $2,189,000)		2,136
Bonds, notes & other debt instruments 15.07%		Principal amount (000)
Mortgage-backed obligations 7.20%
Federal agency mortgage-backed obligations 5.90%
	Fannie Mae Pool #695412 5.00% 6/1/2033[7]	USD— [4]	— [4]
	Fannie Mae Pool #FM2499 2.50% 2/1/2035[7]	872	802
	Fannie Mae Pool #AD3566 5.00% 10/1/2035[7]	1	1
	Fannie Mae Pool #931768 5.00% 8/1/2039[7]	1	1
	Fannie Mae Pool #AC0794 5.00% 10/1/2039[7]	5	5
	Fannie Mae Pool #932606 5.00% 2/1/2040[7]	2	2
	Fannie Mae Pool #AE0311 3.50% 8/1/2040[7]	7	6
	Fannie Mae Pool #AE1248 5.00% 6/1/2041[7]	8	8
	Fannie Mae Pool #AJ1873 4.00% 10/1/2041[7]	5	5
	Fannie Mae Pool #AE1274 5.00% 10/1/2041[7]	4	4
	Fannie Mae Pool #AE1277 5.00% 11/1/2041[7]	3	3
	Fannie Mae Pool #AE1283 5.00% 12/1/2041[7]	2	2
	Fannie Mae Pool #AE1290 5.00% 2/1/2042[7]	4	4
	Fannie Mae Pool #AT0300 3.50% 3/1/2043[7]	1	1
	Fannie Mae Pool #AT3954 3.50% 4/1/2043[7]	1	1
	Fannie Mae Pool #AY1829 3.50% 12/1/2044[7]	2	2
	Fannie Mae Pool #BH3122 4.00% 6/1/2047[7]	1	1
	Fannie Mae Pool #BJ5015 4.00% 12/1/2047[7]	27	25
	Fannie Mae Pool #BK5232 4.00% 5/1/2048[7]	17	16
	Fannie Mae Pool #BK6840 4.00% 6/1/2048[7]	23	22
	Fannie Mae Pool #BK9743 4.00% 8/1/2048[7]	6	6
	Fannie Mae Pool #BK9761 4.50% 8/1/2048[7]	3	3
	Fannie Mae Pool #FM3280 3.50% 5/1/2049[7]	31	28
	Fannie Mae Pool #FS5372 3.50% 7/1/2049[7]	169	152
	Fannie Mae Pool #FS5313 3.50% 1/1/2050[7]	1,939	1,741
	Fannie Mae Pool #CA5540 3.00% 4/1/2050[7]	2,684	2,317
	Fannie Mae Pool #CA6309 3.00% 7/1/2050[7]	313	273
	Fannie Mae Pool #CA6349 3.00% 7/1/2050[7]	118	102
	Fannie Mae Pool #CA6740 3.00% 8/1/2050[7]	81	70
	Fannie Mae Pool #CA7048 3.00% 9/1/2050[7]	44	38
	Fannie Mae Pool #CA7052 3.00% 9/1/2050[7]	13	11
	Fannie Mae Pool #CA7381 3.00% 10/1/2050[7]	133	114
	Fannie Mae Pool #FM5166 3.00% 12/1/2050[7]	85	73
	Fannie Mae Pool #BR4104 2.00% 1/1/2051[7]	44	34
	Fannie Mae Pool #FM5509 3.00% 1/1/2051[7]	130	112
	Fannie Mae Pool #CB0191 3.00% 4/1/2051[7]	164	141
	Fannie Mae Pool #CB0193 3.00% 4/1/2051[7]	20	17
	Fannie Mae Pool #FM7909 3.00% 6/1/2051[7]	15	13
	Fannie Mae Pool #FM8477 3.00% 8/1/2051[7]	114	98
	Fannie Mae Pool #CB2527 2.00% 12/1/2051[7]	176	138
	Fannie Mae Pool #CB2787 3.50% 12/1/2051[7]	19	16
	Fannie Mae Pool #BV0790 3.50% 1/1/2052[7]	83	74
	Fannie Mae Pool #FS0647 3.00% 2/1/2052[7]	844	730
	Fannie Mae Pool #FS0752 3.00% 3/1/2052[7]	481	413
	Fannie Mae Pool #CB3179 3.50% 3/1/2052[7]	284	253
	Fannie Mae Pool #MA4626 4.00% 6/1/2052[7]	110	100
	Fannie Mae Pool #BV8976 5.00% 8/1/2052[7]	55	53
	Fannie Mae Pool #FS3056 2.00% 10/1/2052[7]	154	120
	Fannie Mae Pool #BW1289 5.50% 10/1/2052[7]	114	112
	Fannie Mae Pool #BW1243 5.50% 10/1/2052[7]	103	102
	Fannie Mae Pool #MA4842 5.50% 12/1/2052[7]	156	154
	Fannie Mae Pool #MA4919 5.50% 2/1/2053[7]	99	98
	Fannie Mae Pool #CB5986 5.00% 3/1/2053[7]	92	89

73	American Funds Insurance Series

Capital Income Builder® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #CB6012 4.00% 4/1/2053[7]	USD808	$740
	Fannie Mae Pool #MA4978 5.00% 4/1/2053[7]	74	72
	Fannie Mae Pool #BX9827 5.00% 5/1/2053[7]	3,189	3,085
	Fannie Mae Pool #FS4563 5.00% 5/1/2053[7]	61	59
	Fannie Mae Pool #MA5010 5.50% 5/1/2053[7]	266	263
	Fannie Mae Pool #MA5011 6.00% 5/1/2053[7]	1,493	1,503
	Fannie Mae Pool #MA5039 5.50% 6/1/2053[7]	329	326
	Fannie Mae Pool #CB6485 6.00% 6/1/2053[7]	395	397
	Fannie Mae Pool #CB6486 6.00% 6/1/2053[7]	243	246
	Fannie Mae Pool #CB6465 6.00% 6/1/2053[7]	184	186
	Fannie Mae Pool #MA5089 4.00% 7/1/2053[7]	277	254
	Fannie Mae Pool #MA5070 4.50% 7/1/2053[7]	102	96
	Fannie Mae Pool #MA5071 5.00% 7/1/2053[7]	128	124
	Fannie Mae Pool #BU4112 5.00% 7/1/2053[7]	94	91
	Fannie Mae Pool #MA5072 5.50% 7/1/2053[7]	855	846
	Fannie Mae Pool #MA5139 6.00% 9/1/2053[7]	437	439
	Fannie Mae Pool #MA5177 4.00% 10/1/2053[7]	940	860
	Fannie Mae Pool #MA5165 5.50% 10/1/2053[7]	9	9
	Fannie Mae Pool #MA5166 6.00% 10/1/2053[7]	48	49
	Fannie Mae Pool #MA5167 6.50% 10/1/2053[7]	2,271	2,322
	Fannie Mae Pool #MA5191 6.00% 11/1/2053[7]	714	718
	Fannie Mae Pool #CB7426 6.50% 11/1/2053[7]	75	77
	Fannie Mae Pool #FS6509 7.00% 11/1/2053[7]	355	368
	Fannie Mae Pool #CB7626 6.50% 12/1/2053[7]	28	28
	Fannie Mae Pool #FS6767 6.50% 1/1/2054[7]	30	31
	Fannie Mae Pool #CB8151 5.50% 3/1/2054[7]	894	883
	Fannie Mae Pool #CB8168 6.00% 3/1/2054[7]	125	126
	Fannie Mae Pool #MA5295 6.00% 3/1/2054[7]	67	68
	Fannie Mae Pool #CB8328 5.50% 4/1/2054[7]	992	985
	Fannie Mae Pool #MA5329 6.50% 4/1/2054[7]	324	331
	Fannie Mae Pool #FS7810 7.00% 4/1/2054[7]	662	687
	Fannie Mae Pool #MA5354 6.00% 5/1/2054[7]	124	125
	Fannie Mae Pool #MA5355 6.50% 5/1/2054[7]	45	46
	Fannie Mae Pool #FS8153 6.00% 6/1/2054[7]	412	418
	Fannie Mae Pool #DB6878 6.00% 6/1/2054[7]	133	134
	Fannie Mae Pool #FS8223 6.00% 6/1/2054[7]	27	27
	Fannie Mae Pool #FS8219 6.00% 6/1/2054[7]	19	19
	Fannie Mae Pool #BU4699 5.50% 7/1/2054[7]	157	156
	Fannie Mae Pool #MA5421 6.00% 7/1/2054[7]	854	860
	Fannie Mae Pool #BU4700 6.00% 7/1/2054[7]	194	196
	Fannie Mae Pool #CB8858 6.00% 7/1/2054[7]	173	174
	Fannie Mae Pool #DB6905 6.00% 7/1/2054[7]	113	114
	Fannie Mae Pool #FS8318 6.00% 7/1/2054[7]	104	105
	Fannie Mae Pool #DB6901 6.00% 7/1/2054[7]	87	87
	Fannie Mae Pool #DB7039 6.00% 7/1/2054[7]	20	20
	Fannie Mae Pool #MA5422 6.50% 7/1/2054[7]	31	32
	Fannie Mae Pool #FS8757 6.00% 8/1/2054[7]	2,836	2,871
	Fannie Mae Pool #MA5445 6.00% 8/1/2054[7]	364	366
	Fannie Mae Pool #DC0296 6.00% 8/1/2054[7]	10	10
	Fannie Mae Pool #DB7687 6.00% 8/1/2054[7]	10	10
	Fannie Mae Pool #FS8756 6.00% 8/1/2054[7]	10	10
	Fannie Mae Pool #DB7690 6.00% 8/1/2054[7]	9	9
	Fannie Mae Pool #BU4916 6.00% 8/1/2054[7]	8	8
	Fannie Mae Pool #MA5446 6.50% 8/1/2054[7]	5,326	5,441
	Fannie Mae Pool #CB9071 6.50% 8/1/2054[7]	20	20
	Fannie Mae Pool #BU4967 5.50% 9/1/2054[7]	2,965	2,927
	Fannie Mae Pool #MA5470 5.50% 9/1/2054[7]	424	419
	Fannie Mae Pool #FS9001 5.50% 9/1/2054[7]	35	35
	Fannie Mae Pool #BU5165 5.50% 11/1/2054[7]	242	240
	Fannie Mae Pool #MA5550 4.00% 12/1/2054[7]	29	27
	Fannie Mae Pool #DC9197 4.50% 12/1/2054[7]	603	567

American Funds Insurance Series	74

Capital Income Builder® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #DC7351 4.50% 12/1/2054[7]	USD7	$6
	Fannie Mae Pool #BU5259 6.50% 12/1/2054[7]	14	14
	Fannie Mae Pool #BF0142 5.50% 8/1/2056[7]	338	344
	Fannie Mae Pool #BF0342 5.50% 1/1/2059[7]	227	227
	Fannie Mae Pool #BM6737 4.50% 11/1/2059[7]	560	533
	Fannie Mae Pool #BF0497 3.00% 7/1/2060[7]	384	321
	Freddie Mac Pool #SC0149 2.00% 3/1/2041[7]	66	55
	Freddie Mac Pool #RB0544 2.00% 6/1/2041[7]	115	96
	Freddie Mac Pool #Q15874 4.00% 2/1/2043[7]	1	1
	Freddie Mac Pool #G67711 4.00% 3/1/2048[7]	190	177
	Freddie Mac Pool #Q55971 4.00% 5/1/2048[7]	15	14
	Freddie Mac Pool #Q56175 4.00% 5/1/2048[7]	13	12
	Freddie Mac Pool #Q55970 4.00% 5/1/2048[7]	7	7
	Freddie Mac Pool #Q56599 4.00% 6/1/2048[7]	23	22
	Freddie Mac Pool #Q57242 4.50% 7/1/2048[7]	10	10
	Freddie Mac Pool #Q58411 4.50% 9/1/2048[7]	42	40
	Freddie Mac Pool #Q58436 4.50% 9/1/2048[7]	22	21
	Freddie Mac Pool #Q58378 4.50% 9/1/2048[7]	15	15
	Freddie Mac Pool #ZT1704 4.50% 1/1/2049[7]	994	951
	Freddie Mac Pool #RA3384 3.00% 8/1/2050[7]	13	12
	Freddie Mac Pool #RA3506 3.00% 9/1/2050[7]	142	122
	Freddie Mac Pool #RA5901 3.00% 9/1/2051[7]	67	58
	Freddie Mac Pool #RA6347 3.00% 11/1/2051[7]	138	118
	Freddie Mac Pool #SD2629 2.50% 1/1/2052[7]	50	40
	Freddie Mac Pool #SD8213 3.00% 5/1/2052[7]	826	703
	Freddie Mac Pool #SD8220 3.00% 6/1/2052[7]	472	401
	Freddie Mac Pool #QE4383 4.00% 6/1/2052[7]	328	301
	Freddie Mac Pool #RA7556 4.50% 6/1/2052[7]	796	750
	Freddie Mac Pool #SD8225 3.00% 7/1/2052[7]	195	166
	Freddie Mac Pool #SD8242 3.00% 9/1/2052[7]	115	98
	Freddie Mac Pool #SD1584 4.50% 9/1/2052[7]	172	165
	Freddie Mac Pool #QE9222 5.00% 9/1/2052[7]	603	584
	Freddie Mac Pool #QF0924 5.50% 9/1/2052[7]	290	286
	Freddie Mac Pool #SD5845 3.50% 11/1/2052[7]	2,520	2,233
	Freddie Mac Pool #SD2948 5.50% 11/1/2052[7]	107	106
	Freddie Mac Pool #SD2602 3.00% 12/1/2052[7]	23	20
	Freddie Mac Pool #SD4116 4.50% 12/1/2052[7]	454	428
	Freddie Mac Pool #SD8286 4.00% 1/1/2053[7]	785	719
	Freddie Mac Pool #SD2716 5.00% 4/1/2053[7]	98	95
	Freddie Mac Pool #SD8316 5.50% 4/1/2053[7]	543	537
	Freddie Mac Pool #SD8324 5.50% 5/1/2053[7]	411	407
	Freddie Mac Pool #SD8329 5.00% 6/1/2053[7]	32	31
	Freddie Mac Pool #SD8331 5.50% 6/1/2053[7]	1,026	1,014
	Freddie Mac Pool #SD3175 6.00% 6/1/2053[7]	81	82
	Freddie Mac Pool #RA9294 6.50% 6/1/2053[7]	16	17
	Freddie Mac Pool #RA9289 6.50% 6/1/2053[7]	13	14
	Freddie Mac Pool #RA9292 6.50% 6/1/2053[7]	14	14
	Freddie Mac Pool #RA9288 6.50% 6/1/2053[7]	13	13
	Freddie Mac Pool #RA9287 6.50% 6/1/2053[7]	9	9
	Freddie Mac Pool #RA9290 6.50% 6/1/2053[7]	6	7
	Freddie Mac Pool #RA9291 6.50% 6/1/2053[7]	5	5
	Freddie Mac Pool #RA9295 6.50% 6/1/2053[7]	3	3
	Freddie Mac Pool #SD8342 5.50% 7/1/2053[7]	2,267	2,242
	Freddie Mac Pool #SD3432 6.00% 7/1/2053[7]	20	20
	Freddie Mac Pool #SD8362 5.50% 9/1/2053[7]	18	18
	Freddie Mac Pool #SD8367 5.50% 10/1/2053[7]	224	221
	Freddie Mac Pool #SD8369 6.50% 10/1/2053[7]	1,368	1,397
	Freddie Mac Pool #SD4977 5.00% 11/1/2053[7]	881	852
	Freddie Mac Pool #SD8372 5.50% 11/1/2053[7]	47	47
	Freddie Mac Pool #RJ0326 6.50% 11/1/2053[7]	10	10
	Freddie Mac Pool #SD8392 4.00% 12/1/2053[7]	54	50

75	American Funds Insurance Series

Capital Income Builder® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #SD8386 7.00% 12/1/2053[7]	USD1,155	$1,199
	Freddie Mac Pool #SD4693 6.50% 1/1/2054[7]	8	9
	Freddie Mac Pool #SD8398 7.00% 1/1/2054[7]	2,862	2,970
	Freddie Mac Pool #SD8401 5.50% 2/1/2054[7]	17	17
	Freddie Mac Pool #SD8402 6.00% 2/1/2054[7]	1,410	1,417
	Freddie Mac Pool #SD8403 6.50% 2/1/2054[7]	183	187
	Freddie Mac Pool #SD8408 5.50% 3/1/2054[7]	918	906
	Freddie Mac Pool #RJ1216 5.50% 4/1/2054[7]	19	18
	Freddie Mac Pool #RJ1215 5.50% 4/1/2054[7]	9	9
	Freddie Mac Pool #SD5303 6.00% 4/1/2054[7]	471	476
	Freddie Mac Pool #QI3333 6.00% 4/1/2054[7]	10	10
	Freddie Mac Pool #RJ1512 5.50% 5/1/2054[7]	278	276
	Freddie Mac Pool #SD8432 6.00% 5/1/2054[7]	297	298
	Freddie Mac Pool #SD5692 6.00% 5/1/2054[7]	18	18
	Freddie Mac Pool #QI7522 5.50% 6/1/2054[7]	125	123
	Freddie Mac Pool #RJ1768 5.50% 6/1/2054[7]	24	24
	Freddie Mac Pool #SD8439 6.00% 6/1/2054[7]	127	127
	Freddie Mac Pool #QI8872 5.50% 7/1/2054[7]	77	77
	Freddie Mac Pool #SD8447 6.00% 7/1/2054[7]	390	392
	Freddie Mac Pool #RJ1964 6.00% 7/1/2054[7]	303	308
	Freddie Mac Pool #RJ1975 6.00% 7/1/2054[7]	258	261
	Freddie Mac Pool #RJ1973 6.00% 7/1/2054[7]	220	223
	Freddie Mac Pool #QI8874 6.00% 7/1/2054[7]	79	80
	Freddie Mac Pool #SD5813 6.00% 7/1/2054[7]	19	20
	Freddie Mac Pool #SD5896 6.00% 7/1/2054[7]	18	18
	Freddie Mac Pool #SD8454 6.00% 8/1/2054[7]	254	255
	Freddie Mac Pool #RJ2245 6.00% 8/1/2054[7]	19	20
	Freddie Mac Pool #RJ2213 6.00% 8/1/2054[7]	19	20
	Freddie Mac Pool #RJ2211 6.00% 8/1/2054[7]	20	20
	Freddie Mac Pool #RJ2216 6.00% 8/1/2054[7]	19	19
	Freddie Mac Pool #SD6029 6.00% 8/1/2054[7]	10	10
	Freddie Mac Pool #RJ2210 6.00% 8/1/2054[7]	6	6
	Freddie Mac Pool #RJ2223 6.50% 8/1/2054[7]	18	19
	Freddie Mac Pool #SD8455 6.50% 8/1/2054[7]	7	7
	Freddie Mac Pool #RJ2314 6.00% 9/1/2054[7]	39	39
	Freddie Mac Pool #RJ2306 6.00% 9/1/2054[7]	20	20
	Freddie Mac Pool #RJ2312 6.00% 9/1/2054[7]	20	20
	Freddie Mac Pool #RJ2308 6.00% 9/1/2054[7]	19	19
	Freddie Mac Pool #RJ2309 6.00% 9/1/2054[7]	9	9
	Freddie Mac Pool #SD8471 6.50% 10/1/2054[7]	232	237
	Freddie Mac Pool #SD8484 4.00% 11/1/2054[7]	33	30
	Freddie Mac Pool #RJ2851 4.50% 11/1/2054[7]	86	81
	Freddie Mac Pool #RJ2860 5.00% 11/1/2054[7]	55	53
	Freddie Mac Pool #RJ2917 5.50% 11/1/2054[7]	67	66
	Freddie Mac Pool #RJ2922 6.00% 11/1/2054[7]	19	19
	Freddie Mac Pool #SD8487 4.00% 12/1/2054[7]	55	50
	Freddie Mac Pool #SD8490 4.50% 12/1/2054[7]	120	113
	Freddie Mac Pool #QX1414 5.50% 12/1/2054[7]	341	337
	Freddie Mac Pool #SD8486 6.50% 1/1/2055[7]	4	4
	Freddie Mac, Series K156, Class A2, Multi Family, 4.43% 2/25/2033[7,8]	160	155
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[7,8]	94	88
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[7]	198	182
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[7,8]	190	176
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[7,8]	84	74
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[7]	70	62

American Funds Insurance Series	76

Capital Income Builder® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[7]	USD15	$14
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058[7]	864	755
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058[7]	308	292
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[7]	485	458
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 10/25/2058[7]	13	13
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[7]	9	8
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[7]	728	699
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 9/25/2029[7]	1,050	981
	Government National Mortgage Assn. 5.50% 1/1/2055[7,9]	609	604
	Government National Mortgage Assn. Pool #MA5764 4.50% 2/20/2049[7]	169	162
	Government National Mortgage Assn. Pool #MA8267 4.00% 9/20/2052[7]	2,932	2,705
	Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[7]	62	57
	Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053[7]	222	204
	Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053[7]	398	387
	Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053[7]	1,066	1,036
	Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054[7]	26	24
	Government National Mortgage Assn. Pool #694836 5.682% 9/20/2059[7]	— [4]	— [4]
	Government National Mortgage Assn. Pool #766525 4.70% 11/20/2062[7]	— [4]	— [4]
	Government National Mortgage Assn. Pool #725893 5.20% 9/20/2064[7]	— [4]	— [4]
	Uniform Mortgage-Backed Security 2.50% 1/1/2040[7,9]	801	727
	Uniform Mortgage-Backed Security 2.00% 1/1/2055[7,9]	60	47
	Uniform Mortgage-Backed Security 2.50% 1/1/2055[7,9]	76	62
	Uniform Mortgage-Backed Security 3.50% 1/1/2055[7,9]	799	707
	Uniform Mortgage-Backed Security 4.50% 1/1/2055[7,9]	560	526
	Uniform Mortgage-Backed Security 5.00% 1/1/2055[7,9]	316	305
	Uniform Mortgage-Backed Security 4.50% 2/1/2055[7,9]	689	648
			80,823

Collateralized mortgage-backed obligations (privately originated) 0.67%
	Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[1,7,8]	98	86
	Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028)[1,7,10]	671	642
	BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061[1,7,8]	64	58
	BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[1,7]	76	69
	Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034[1,7,8]	226	223
	Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054[1,7,8]	426	414
	CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[1,7,8]	149	139
	Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060[1,7,8]	8	7
	Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 6.969% 12/25/2042[1,7,8]	31	32
	Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 6.469% 6/25/2043[1,7,8]	285	288
	Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 6.269% 7/25/2043[1,7,8]	99	99
	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.669% 5/25/2044[1,7,8]	89	89
	Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 6.169% 9/25/2044[1,7,8]	87	88
	Finance of America Structured Securities Trust, Series 2019-JR4, Class A, 2.00% 11/25/2069[1,7]	61	62
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 6.569% 4/25/2042[1,7,8]	61	62

77	American Funds Insurance Series

Capital Income Builder® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1A, (30-day Average USD-SOFR + 2.20%) 6.769% 5/25/2042[1,7,8]	USD11	$11
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.719% 9/25/2042[1,7,8]	16	16
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 8.269% 9/25/2042[1,7,8]	64	68
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 5.769% 5/25/2044[1,7,8]	236	237
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M2, (30-day Average USD-SOFR + 1.45%) 6.019% 10/25/2044[1,7,8]	90	90
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class M2, (30-day Average USD-SOFR + 1.814%) 6.383% 1/25/2050[1,7,8]	39	39
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (30-day Average USD-SOFR + 1.964%) 6.533% 2/25/2050[1,7,8]	224	226
	GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028)[1,7,10]	118	119
	Home Partners of America Trust, Series 2022-1, Class A, 3.93% 4/17/2039[1,7]	87	85
	HOMES Trust, Series 2024-NQM1, Class A1, 5.915% 7/25/2069 (6.915% on 7/1/2028)[1,7,10]	872	875
	Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[1,7,10]	143	142
	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 4/25/2061 (5.75% on 4/25/2025)[1,7,10]	61	60
	Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (6.25% on 11/25/2025)[1,7,10]	102	102
	MFRA Trust, Series 2024-NQM2, Class A1, 5.272% 8/25/2069 (6.272% on 8/1/2028)[1,7,10]	592	586
	Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028)[1,7,10]	150	152
	Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.627% 3/25/2053[1,7,8]	165	162
	Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028)[1,7,10]	205	207
	Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028)[1,7,10]	441	445
	Onslow Bay Financial, LLC, Series 2024-NQM11, Class A1, 5.875% 6/25/2064 (6.825% on 7/1/2028)[1,7,10]	1,132	1,136
	Progress Residential Trust, Series 2024-SFR5, Class B, 3.25% 8/9/2029[1,7]	554	504
	Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039[1,7]	97	93
	Progress Residential Trust, Series 2024-SFR3, Class A, 3.00% 6/17/2041[1,7]	309	282
	Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[1,7,8]	7	6
	Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 6.147% 10/17/2041[1,7,8]	140	141
	Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 7/25/2057[1,7,8]	2	2
	Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057[1,7,8]	22	21
	Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058[1,7,8]	22	22
	Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 7/25/2058[1,7,8]	13	13
	Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060[1,7]	355	319
	Treehouse Park Improvement Association No.1 9.75% 12/1/2033[1,3]	94	94
	Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038[1,7]	195	187
	Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040[1,7]	167	165
	Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028)[1,7,10]	90	91
	Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069[1,7,8]	107	107
			9,163

American Funds Insurance Series	78

Capital Income Builder® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)

Commercial mortgage-backed securities 0.63%
	Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class A, 5.59% 11/10/2029[1,7,8]	USD296	$295
	Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057[7]	41	42
	BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.364% 2/15/2057[7,8]	122	126
	BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 6.295% 4/15/2037[1,7,8]	329	331
	BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 6.512% 6/15/2027[1,7,8]	332	334
	BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 5.997% 5/15/2034[1,7,8]	106	106
	BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.212% 9/15/2036[1,7,8]	648	647
	BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 5.411% 10/15/2036[1,7,8]	266	265
	BX Trust, Series 2021-ARIA, Class C, (1-month USD CME Term SOFR + 1.76%) 6.158% 10/15/2036[1,7,8]	100	100
	BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.888% 4/15/2037[1,7,8]	119	120
	BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 5.182% 6/15/2038[1,7,8]	152	152
	BX Trust, Series 2021-SOAR, Class D, (1-month USD CME Term SOFR + 1.514%) 5.912% 6/15/2038[1,7,8]	88	88
	BX Trust, Series 2021-ACNT, Class C, (1-month USD CME Term SOFR + 1.614%) 6.012% 11/15/2038[1,7,8]	87	86
	BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 6.088% 8/15/2039[1,7,8]	181	183
	BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 6.848% 8/15/2039[1,7,8]	51	51
	BX Trust, Series 2024-BIO2, Class A, 5.594% 8/13/2041[1,7,8]	590	584
	CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 6.288% 7/15/2041[1,7,8]	100	101
	CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 6.942% 8/15/2041[1,7,8]	120	121
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[1,7,8]	237	241
	DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.919% 8/12/2043[1,7,8]	574	582
	ELM Trust 2024, Series 2024-ELM, Class A15, 5.801% 6/10/2039[1,7,8]	583	589
	ELM Trust 2024, Series 2024-ELM, Class A10, 5.801% 6/10/2039[1,7,8]	530	536
	ELM Trust 2024, Series 2024-ELM, Class B10, 5.995% 6/10/2039[1,7,8]	213	215
	ELM Trust 2024, Series 2024-ELM, Class B15, 5.995% 6/10/2039[1,7,8]	191	193
	ELM Trust 2024, Series 2024-ELM, Class C15, 6.189% 6/10/2039[1,7,8]	133	134
	ELM Trust 2024, Series 2024-ELM, Class C10, 6.189% 6/10/2039[1,7,8]	120	121
	ELM Trust 2024, Series 2024-ELM, Class D10, 6.626% 6/10/2039[1,7,8]	100	101
	ELM Trust 2024, Series 2024-ELM, Class D15, 6.674% 6/10/2039[1,7,8]	100	101
	Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 5.592% 7/15/2038[1,7,8]	88	88
	FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056[7]	73	74
	FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/2039[1,7]	187	193
	GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.31% 3/10/2041[1,7,8]	592	589
	Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD CME Term SOFR + 1.264%) 5.844% 5/17/2038[1,7,8]	300	300
	HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.876% 5/10/2039[1,7,8]	100	101
	HTL Commercial Mortgage Trust, Series 2024-T53, Class B, 6.555% 5/10/2039[1,7,8]	243	246
	Multi Family Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 7.319% 7/25/2054[1,7,8]	112	113
	SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 5.242% 11/15/2038[1,7,8]	345	345
			8,594
	Total mortgage-backed obligations		98,580

79	American Funds Insurance Series

Capital Income Builder® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 4.26%
U.S. Treasury 4.26%
	U.S. Treasury 3.875% 3/31/2025	USD5,877	$5,871
	U.S. Treasury 4.625% 6/30/2025	4,793	4,805
	U.S. Treasury 4.00% 2/15/2026	2,369	2,363
	U.S. Treasury 0.75% 3/31/2026	1	1
	U.S. Treasury 0.75% 5/31/2026	3,850	3,668
	U.S. Treasury 1.875% 6/30/2026	3,855	3,725
	U.S. Treasury 1.125% 10/31/2026	995	941
	U.S. Treasury 2.00% 11/15/2026[11]	2,800	2,688
	U.S. Treasury 4.625% 11/15/2026	1,200	1,208
	U.S. Treasury 4.25% 11/30/2026	4,205	4,205
	U.S. Treasury 4.00% 1/15/2027	6,541	6,511
	U.S. Treasury 0.50% 4/30/2027	2,375	2,179
	U.S. Treasury 2.625% 5/31/2027	80	77
	U.S. Treasury 4.00% 12/15/2027	7,217	7,163
	U.S. Treasury 4.00% 2/29/2028	745	739
	U.S. Treasury 1.25% 3/31/2028	1,350	1,227
	U.S. Treasury 3.625% 3/31/2028	4	3
	U.S. Treasury 4.00% 7/31/2029	25	25
	U.S. Treasury 4.375% 12/31/2029	390	390
	U.S. Treasury 4.00% 2/28/2030	1,169	1,148
	U.S. Treasury 6.25% 5/15/2030	345	375
	U.S. Treasury 4.50% 12/31/2031	1,501	1,507
	U.S. Treasury 4.125% 11/15/2032	9	9
	U.S. Treasury 4.375% 5/15/2034	18	18
	U.S. Treasury 4.25% 11/15/2034	213	208
	U.S. Treasury 4.50% 8/15/2039	1,045	1,018
	U.S. Treasury 4.75% 2/15/2041[11]	1,730	1,724
	U.S. Treasury 2.00% 11/15/2041	300	202
	U.S. Treasury 4.125% 8/15/2044	722	654
	U.S. Treasury 2.375% 5/15/2051[11]	196	124
	U.S. Treasury 4.00% 11/15/2052	152	133
	U.S. Treasury 4.25% 8/15/2054[11]	3,744	3,426
	Total U.S. Treasury bonds & notes		58,335
Corporate bonds, notes & loans 2.34%
Financials 0.45%
	American Express Co. 4.90% 2/13/2026	28	28
	American International Group, Inc. 5.125% 3/27/2033	17	17
	Aon Corp. 5.35% 2/28/2033	21	21
	Arthur J. Gallagher & Co. 4.85% 12/15/2029	58	58
	Arthur J. Gallagher & Co. 5.00% 2/15/2032	7	7
	Bank of America Corp. 2.884% 10/22/2030 (3-month USD CME Term SOFR + 1.19% on 10/22/2029)[10]	26	23
	Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030)[10]	238	200
	Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033)[10]	118	117
	Bank of America Corp. 5.468% 1/23/2035 (3-month USD CME Term SOFR + 1.65% on 1/23/2034)[10]	75	75
	CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029)[1,10]	400	404
	CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034)[1,10]	200	202
	Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029)[10]	43	44
	Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033)[10]	45	47
	Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034)[10]	95	97
	Chubb INA Holdings, LLC 5.00% 3/15/2034	35	35
	Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029)[10]	85	85
	Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032)[10]	35	30
	Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[10]	50	51
	Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029)[10]	120	122
	Corebridge Financial, Inc. 3.85% 4/5/2029	180	172
	Corebridge Financial, Inc. 3.90% 4/5/2032	32	29
	Corebridge Financial, Inc. 4.35% 4/5/2042	7	6

American Funds Insurance Series	80

Capital Income Builder® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[1,10]	USD200	$197
	Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[10]	300	314
	Deutsche Bank AG 4.999% 9/11/2030 (USD-SOFR + 1.70% on 9/11/2029)[10]	150	147
	Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028)[10]	5	5
	Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029)[10]	60	61
	Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[10]	111	96
	Goldman Sachs Group, Inc. 5.851% 4/25/2035 (USD-SOFR + 1.552% on 4/25/2034)[10]	80	81
	Goldman Sachs Group, Inc. 5.33% 7/23/2035 (USD-SOFR + 1.55% on 7/23/2034)[10]	40	39
	JPMorgan Chase & Co. 4.08% 4/26/2026 (USD-SOFR + 1.32% on 4/26/2025)[10]	78	78
	JPMorgan Chase & Co. 4.979% 7/22/2028 (USD-SOFR + 0.93% on 7/22/2027)[10]	65	65
	JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027)[10]	73	72
	JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029)[10]	50	51
	JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029)[10]	198	197
	JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[10]	20	17
	JPMorgan Chase & Co. 5.35% 6/1/2034 (USD-SOFR + 1.845% on 6/1/2033)[10]	55	55
	JPMorgan Chase & Co. 5.766% 4/22/2035 (USD-SOFR + 1.49% on 4/22/2034)[10]	75	77
	JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034)[10]	328	325
	Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	25	24
	Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	25	24
	Mastercard, Inc. 4.875% 3/9/2028	31	31
	Morgan Stanley 5.652% 4/13/2028 (USD-SOFR + 1.01% on 4/13/2027)[10]	25	25
	Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029)[10]	140	142
	Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033)[10]	35	35
	Morgan Stanley 5.831% 4/19/2035 (USD-SOFR + 1.58% on 4/19/2034)[10]	40	41
	Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034)[10]	57	56
	Morgan Stanley Bank, NA 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029)[10]	488	478
	Navient Corp. 5.00% 3/15/2027	150	147
	New York Life Global Funding 3.00% 1/10/2028[1]	150	143
	PNC Financial Services Group, Inc. 5.812% 6/12/2026 (USD-SOFR + 1.322% on 6/12/2025)[10]	35	35
	PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[10]	50	51
	Ryan Specialty, LLC 5.875% 8/1/2032[1]	100	99
	Synchrony Financial 5.935% 8/2/2030 (USD-SOFR + 2.13% on 8/2/2029)[10]	28	28
	Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029)[10]	11	11
	Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031)[10]	50	49
	Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[10]	10	10
	Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034)[10]	40	40
	U.S. Bancorp 5.775% 6/12/2029 (USD-SOFR + 2.02% on 6/12/2028)[10]	70	72
	U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029)[10]	85	86
	UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029)[1,10]	200	203
	UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[1,10]	374	353
	Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027)[10]	98	100
	Wells Fargo & Co. 5.557% 7/25/2034 (USD-SOFR + 1.99% on 7/25/2033)[10]	84	84
	Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[10]	104	111
			6,225

Health care 0.39%
	AbbVie, Inc. 5.05% 3/15/2034	175	173
	AbbVie, Inc. 5.35% 3/15/2044	25	24
	AbbVie, Inc. 5.40% 3/15/2054	240	231
	AbbVie, Inc. 5.50% 3/15/2064	25	24
	Amgen, Inc. 5.507% 3/2/2026	30	30
	Amgen, Inc. 5.15% 3/2/2028	55	55
	Amgen, Inc. 4.05% 8/18/2029	100	96
	Amgen, Inc. 5.25% 3/2/2030	124	125
	Amgen, Inc. 4.20% 3/1/2033	133	123
	Amgen, Inc. 5.25% 3/2/2033	71	70

81	American Funds Insurance Series

Capital Income Builder® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
	Amgen, Inc. 5.60% 3/2/2043	USD105	$102
	Amgen, Inc. 4.20% 2/22/2052	19	15
	Amgen, Inc. 4.875% 3/1/2053	25	21
	Amgen, Inc. 5.65% 3/2/2053	37	36
	Amgen, Inc. 5.75% 3/2/2063	85	82
	Astrazeneca Finance, LLC 5.00% 2/26/2034	50	49
	Baxter International, Inc. 3.132% 12/1/2051	25	16
	Bristol-Myers Squibb Co. 4.90% 2/22/2029	95	95
	Bristol-Myers Squibb Co. 5.10% 2/22/2031	260	262
	Bristol-Myers Squibb Co. 5.20% 2/22/2034	295	295
	Bristol-Myers Squibb Co. 5.50% 2/22/2044	25	25
	Bristol-Myers Squibb Co. 5.55% 2/22/2054	325	316
	Bristol-Myers Squibb Co. 5.65% 2/22/2064	100	96
	Centene Corp. 4.625% 12/15/2029	530	502
	Centene Corp. 3.375% 2/15/2030	179	160
	Centene Corp. 2.625% 8/1/2031	40	33
	CVS Health Corp. 5.125% 2/21/2030	50	49
	CVS Health Corp. 5.25% 2/21/2033	23	22
	CVS Health Corp. 5.70% 6/1/2034	97	95
	CVS Health Corp. 6.00% 6/1/2044	50	47
	CVS Health Corp. 5.625% 2/21/2053	55	49
	CVS Health Corp. 6.05% 6/1/2054	50	47
	Elevance Health, Inc. 4.95% 11/1/2031	30	30
	Elevance Health, Inc. 5.20% 2/15/2035	13	13
	Gilead Sciences, Inc. 1.65% 10/1/2030	8	7
	HCA, Inc. 2.375% 7/15/2031	18	15
	Humana, Inc. 3.70% 3/23/2029	12	11
	Humana, Inc. 5.375% 4/15/2031	35	35
	Medline Borrower, LP 6.25% 4/1/2029[1]	380	384
	Merck & Co., Inc. 1.70% 6/10/2027	118	111
	Merck & Co., Inc. 3.40% 3/7/2029	110	105
	Merck & Co., Inc. 4.50% 5/17/2033	35	34
	Merck & Co., Inc. 4.90% 5/17/2044	35	32
	Molina Healthcare, Inc. 3.875% 5/15/2032[1]	40	35
	Pfizer Investment Enterprises Pte., Ltd. 4.65% 5/19/2030	10	10
	Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	23	22
	Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	17	16
	Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026	7	7
	Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	362	354
	Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	600	647
	Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	89	64
			5,297

Consumer discretionary 0.24%
	Advance Auto Parts, Inc. 3.90% 4/15/2030	18	16
	Advance Auto Parts, Inc. 3.50% 3/15/2032	12	10
	Bath & Body Works, Inc. 6.875% 11/1/2035	150	154
	BMW US Capital, LLC 4.15% 4/9/2030[1]	290	277
	BMW US Capital, LLC 3.70% 4/1/2032[1]	25	23
	Daimler Trucks Finance North America, LLC 5.15% 1/16/2026[1]	150	151
	Daimler Trucks Finance North America, LLC 5.125% 9/25/2027[1]	150	151
	Daimler Trucks Finance North America, LLC 2.50% 12/14/2031[1]	150	126
	Ford Motor Credit Co., LLC 2.30% 2/10/2025	200	199
	Ford Motor Credit Co., LLC 5.125% 6/16/2025	695	695
	Ford Motor Credit Co., LLC 2.70% 8/10/2026	306	294
	Ford Motor Credit Co., LLC 4.95% 5/28/2027	604	599
	Ford Motor Credit Co., LLC 6.798% 11/7/2028	200	207
	General Motors Financial Co., Inc. 5.45% 9/6/2034	27	26
	Hyundai Capital America 5.275% 6/24/2027[1]	55	56
	McDonald’s Corp. 3.60% 7/1/2030	12	11

American Funds Insurance Series	82

Capital Income Builder® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
	McDonald’s Corp. 4.60% 9/9/2032	USD3	$3
	McDonald’s Corp. 4.95% 8/14/2033	3	3
	McDonald’s Corp. 5.15% 9/9/2052	10	9
	Toyota Motor Credit Corp. 5.40% 11/10/2025	228	230
			3,240

Energy 0.23%
	Apache Corp. 4.25% 1/15/2030	385	362
	Baytex Energy Corp. 7.375% 3/15/2032[1]	600	585
	Cenovus Energy, Inc. 5.40% 6/15/2047	44	39
	Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030[1]	9	9
	Crescent Energy Finance, LLC 7.375% 1/15/2033[1]	270	263
	Diamondback Energy, Inc. 5.40% 4/18/2034	41	40
	Energy Transfer, LP 6.10% 12/1/2028	41	43
	Energy Transfer, LP 5.25% 7/1/2029	23	23
	Energy Transfer, LP 6.40% 12/1/2030	34	36
	Enterprise Products Operating, LLC 4.95% 2/15/2035	6	6
	Equinor ASA 2.375% 5/22/2030	365	324
	Hilcorp Energy I, LP 6.875% 5/15/2034[1]	400	374
	NFE Financing, LLC 12.00% 11/15/2029[1]	148	156
	Petroleos Mexicanos 6.50% 1/23/2029	20	19
	Petroleos Mexicanos 8.75% 6/2/2029	177	177
	Saudi Arabian Oil Co. 5.75% 7/17/2054[1]	200	188
	South Bow USA Infrastructure Holdings, LLC 6.176% 10/1/2054[1]	3	3
	TotalEnergies Capital SA 4.724% 9/10/2034	17	16
	Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[1]	595	533
			3,196

Communication services 0.20%
	América Móvil, SAB de CV 8.46% 12/18/2036	MXN1,300	53
	AT&T, Inc. 3.50% 6/1/2041	USD75	57
	CCO Holdings, LLC 4.75% 2/1/2032[1]	25	22
	CCO Holdings, LLC 4.25% 1/15/2034[1]	655	532
	Charter Communications Operating, LLC 6.10% 6/1/2029	41	42
	Meta Platforms, Inc. 4.30% 8/15/2029	40	39
	Meta Platforms, Inc. 4.75% 8/15/2034	53	52
	Meta Platforms, Inc. 5.40% 8/15/2054	29	28
	Meta Platforms, Inc. 5.55% 8/15/2064	40	39
	Netflix, Inc. 4.90% 8/15/2034	16	16
	Netflix, Inc. 5.40% 8/15/2054	6	6
	SBA Tower Trust 1.631% 11/15/2026[1]	253	237
	Sirius XM Radio, LLC 4.00% 7/15/2028[1]	780	720
	T-Mobile USA, Inc. 3.875% 4/15/2030	625	588
	T-Mobile USA, Inc. 2.55% 2/15/2031	203	175
	T-Mobile USA, Inc. 6.00% 6/15/2054	69	70
	Verizon Communications, Inc. 1.75% 1/20/2031	142	117
			2,793

Utilities 0.19%
	AEP Transmission Co., LLC 3.80% 6/15/2049	45	34
	Consumers Energy Co. 4.625% 5/15/2033	25	24
	DTE Energy Co. 3.00% 3/1/2032	42	37
	Duke Energy Florida, LLC 5.95% 11/15/2052	25	25
	Edison International 4.125% 3/15/2028	132	128
	Edison International 5.45% 6/15/2029	25	25
	Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[1,10]	200	226
	Eversource Energy 5.50% 1/1/2034	25	25
	FirstEnergy Corp. 2.65% 3/1/2030	393	349

83	American Funds Insurance Series

Capital Income Builder® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
	FirstEnergy Corp. 2.25% 9/1/2030	USD107	$92
	Florida Power & Light Co. 5.05% 4/1/2028	70	71
	Florida Power & Light Co. 5.10% 4/1/2033	35	35
	NiSource, Inc. 5.40% 6/30/2033	25	25
	Pacific Gas and Electric Co. 2.95% 3/1/2026	97	95
	Pacific Gas and Electric Co. 3.75% 7/1/2028	105	100
	Pacific Gas and Electric Co. 4.65% 8/1/2028	284	280
	Pacific Gas and Electric Co. 2.50% 2/1/2031	375	321
	Pacific Gas and Electric Co. 6.40% 6/15/2033	50	53
	Pacific Gas and Electric Co. 5.80% 5/15/2034	50	51
	Pacific Gas and Electric Co. 4.95% 7/1/2050	162	141
	Pacific Gas and Electric Co. 5.90% 10/1/2054	25	25
	PacifiCorp 5.30% 2/15/2031	35	35
	PacifiCorp 5.50% 5/15/2054	95	89
	PacifiCorp 5.80% 1/15/2055	25	24
	Southern California Edison Co. 5.20% 6/1/2034	40	40
	Southern California Edison Co. 3.60% 2/1/2045	206	152
	Union Electric Co. 3.90% 4/1/2052	25	19
	WEC Energy Group, Inc. 5.15% 10/1/2027	25	25
			2,546

Industrials 0.18%
	Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029[1,3,8,12]	300	298
	BAE Systems PLC 5.30% 3/26/2034[1]	200	199
	Boeing Co. (The) 2.75% 2/1/2026	91	89
	Boeing Co. (The) 6.259% 5/1/2027	376	385
	Boeing Co. (The) 6.298% 5/1/2029	12	12
	Boeing Co. (The) 3.625% 2/1/2031	178	162
	Boeing Co. (The) 6.388% 5/1/2031	92	96
	Boeing Co. (The) 6.528% 5/1/2034	585	613
	Boeing Co. (The) 5.805% 5/1/2050	80	74
	Boeing Co. (The) 6.858% 5/1/2054	56	60
	Canadian Pacific Railway Co. 3.10% 12/2/2051	102	66
	Carrier Global Corp. 3.577% 4/5/2050	3	2
	CSX Corp. 4.75% 11/15/2048	50	44
	CSX Corp. 4.50% 11/15/2052	35	30
	L3Harris Technologies, Inc. 5.40% 7/31/2033	15	15
	L3Harris Technologies, Inc. 5.60% 7/31/2053	13	13
	Lockheed Martin Corp. 5.10% 11/15/2027	19	19
	Lockheed Martin Corp. 5.20% 2/15/2064	8	7
	Moog, Inc. 4.25% 12/9/2027[1]	55	53
	Norfolk Southern Corp. 5.35% 8/1/2054	51	49
	Northrop Grumman Corp. 4.95% 3/15/2053	21	19
	Republic Services, Inc. 5.00% 4/1/2034	13	13
	RTX Corp. 6.00% 3/15/2031	35	37
	RTX Corp. 6.10% 3/15/2034	27	28
	RTX Corp. 6.40% 3/15/2054	22	24
	Union Pacific Corp. 2.80% 2/14/2032	17	15
	Union Pacific Corp. 3.50% 2/14/2053	20	14
	Waste Management, Inc. 4.625% 2/15/2030	60	59
	Waste Management, Inc. 4.95% 3/15/2035	16	16
	Waste Management, Inc. 5.35% 10/15/2054	25	24
			2,535

Real estate 0.18%
	American Tower Corp. 4.05% 3/15/2032	11	10
	Boston Properties, LP 2.45% 10/1/2033	7	5
	Boston Properties, LP 6.50% 1/15/2034	38	40
	Boston Properties, LP 5.75% 1/15/2035	95	93

American Funds Insurance Series	84

Capital Income Builder® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
	Crown Castle, Inc. 5.00% 1/11/2028	USD54	$54
	Equinix, Inc. 1.55% 3/15/2028	25	23
	Equinix, Inc. 3.20% 11/18/2029	144	133
	Iron Mountain, Inc. 4.50% 2/15/2031[1]	530	485
	Kennedy-Wilson, Inc. 5.00% 3/1/2031	550	483
	Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031[1]	20	21
	MPT Operating Partnership, LP 5.00% 10/15/2027	475	401
	Prologis, LP 5.00% 3/15/2034	40	39
	Service Properties Trust 8.375% 6/15/2029	680	658
			2,445

Materials 0.12%
	BHP Billiton Finance (USA), Ltd. 4.875% 2/27/2026	35	35
	BHP Billiton Finance (USA), Ltd. 4.75% 2/28/2028	35	35
	BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	16	16
	BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	7	7
	BHP Billiton Finance (USA), Ltd. 5.50% 9/8/2053	15	15
	Celanese US Holdings, LLC 6.60% 11/15/2028	36	37
	Celanese US Holdings, LLC 6.80% 11/15/2030	27	28
	Celanese US Holdings, LLC 6.379% 7/15/2032	10	10
	Celanese US Holdings, LLC 6.95% 11/15/2033	23	24
	Consolidated Energy Finance SA 5.625% 10/15/2028[1]	750	612
	Dow Chemical Co. (The) 5.15% 2/15/2034	34	33
	Dow Chemical Co. (The) 5.55% 11/30/2048	15	14
	Dow Chemical Co. (The) 3.60% 11/15/2050	75	51
	Dow Chemical Co. (The) 6.90% 5/15/2053	6	7
	Dow Chemical Co. (The) 5.60% 2/15/2054	53	50
	First Quantum Minerals, Ltd. 6.875% 10/15/2027[1]	249	249
	International Flavors & Fragrances, Inc. 3.468% 12/1/2050[1]	4	3
	LYB International Finance III, LLC 3.625% 4/1/2051	102	68
	NOVA Chemicals Corp. 8.50% 11/15/2028[1]	10	11
	NOVA Chemicals Corp. 4.25% 5/15/2029[1]	325	294
			1,599

Consumer staples 0.09%
	BAT Capital Corp. 4.70% 4/2/2027	105	105
	BAT Capital Corp. 6.343% 8/2/2030	9	9
	BAT Capital Corp. 6.421% 8/2/2033	38	40
	BAT Capital Corp. 7.079% 8/2/2043	31	34
	BAT Capital Corp. 4.54% 8/15/2047	55	43
	BAT Capital Corp. 4.758% 9/6/2049	121	98
	BAT Capital Corp. 7.081% 8/2/2053	69	76
	BAT International Finance PLC 4.448% 3/16/2028	150	148
	Campbell’s Co. (The) 5.40% 3/21/2034	22	22
	Constellation Brands, Inc. 5.00% 2/2/2026	50	50
	H.J. Heinz Co. 4.875% 10/1/2049	235	201
	Philip Morris International, Inc. 5.125% 11/17/2027	43	44
	Philip Morris International, Inc. 5.625% 11/17/2029	23	24
	Philip Morris International, Inc. 5.125% 2/15/2030	56	56
	Philip Morris International, Inc. 5.50% 9/7/2030	70	72
	Philip Morris International, Inc. 5.75% 11/17/2032	16	16
	Philip Morris International, Inc. 5.375% 2/15/2033	55	55
	Philip Morris International, Inc. 5.625% 9/7/2033	30	31
	Philip Morris International, Inc. 4.90% 11/1/2034	66	63
			1,187

85	American Funds Insurance Series

Capital Income Builder® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Information technology 0.07%
	Broadcom, Inc. 5.05% 7/12/2027	USD40	$40
	Broadcom, Inc. 4.00% 4/15/2029[1]	3	3
	Broadcom, Inc. 5.05% 7/12/2029	45	45
	Broadcom, Inc. 5.15% 11/15/2031	104	105
	Broadcom, Inc. 4.15% 4/15/2032[1]	11	10
	Broadcom, Inc. 4.80% 10/15/2034	12	12
	Broadcom, Inc. 3.137% 11/15/2035[1]	2	2
	Cisco Systems, Inc. 4.95% 2/26/2031	11	11
	Cisco Systems, Inc. 5.05% 2/26/2034	4	4
	Cisco Systems, Inc. 5.30% 2/26/2054	8	8
	Cisco Systems, Inc. 5.35% 2/26/2064	11	10
	Diebold Nixdorf, Inc. 7.75% 3/31/2030[1]	250	257
	Lenovo Group, Ltd. 5.875% 4/24/2025	400	401
	ServiceNow, Inc. 1.40% 9/1/2030	54	45
			953
	Total corporate bonds, notes & loans		32,016
Asset-backed obligations 1.21%
	ACHV ABS Trust, Series 2023-3PL, Class B, 7.17% 8/19/2030[1,7]	2	2
	Affirm Asset Securitization Trust, Series 2023-A, Class A, 6.61% 1/18/2028[1,7]	100	100
	Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029[1,7]	215	217
	American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 10/17/2052[1,7]	83	83
	American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 10/17/2052[1,7]	100	99
	Auxilior Term Funding, LLC, Series 24-1, Class A2, 5.84% 3/15/2027[1,7]	477	481
	Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029[1,7]	400	397
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[1,7]	197	192
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[1,7]	100	98
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[1,7]	339	349
	AXIS Equipment Finance Receivables, LLC, Series 2024-2, Class A2, 5.19% 7/21/2031[1,7]	391	395
	Bankers Healthcare Group Securitization Trust, Series 2022-A, Class A, 1.71% 2/20/2035[1,7]	4	4
	Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029[1,7]	100	100
	Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032[1,7]	735	740
	CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[1,7]	351	343
	CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[1,7]	87	78
	CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060[1,7]	90	87
	CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060[1,7]	90	78
	CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[1,7]	316	299
	CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062[1,7]	489	489
	Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032[1,7]	352	351
	CPS Auto Receivables Trust, Series 2024-C, Class B, 5.68% 12/15/2028[1,7]	497	503
	Drive Auto Receivables Trust, Series 2024-2, Class A2, 4.94% 12/15/2027[7]	301	301
	Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027[1,7]	419	422
	Enterprise Fleet Financing, LLC, Series 2024-4, Class A2, 4.69% 7/20/2027[1,7]	206	206
	Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030[1,7]	482	486
	EquipmentShare, Series 2024-2M, Class B, 6.43% 12/20/2032[1,7]	164	164
	FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/17/2039[1,7]	131	128
	Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035[1,7]	176	177
	Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036[1,7]	181	184
	Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1, 4.92% 5/15/2028[1,7]	188	189
	GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[1,7]	369	340
	GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[1,7]	69	62
	Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[1,7]	93	90
	Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[1,7]	348	328

American Funds Insurance Series	86

Capital Income Builder® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
GLS Auto Receivables Trust, Series 2024-3A, Class A2, 5.35% 8/16/2027[1,7]	USD131	$132
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029[1,7]	104	104
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035[1,7]	285	289
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035[1,7]	184	190
GM Financial Securitized Term Auto Receivables Trust, Series 2023-2, Class A3, 4.47% 2/16/2028[7]	25	25
GM Financial Securitized Term Auto Receivables Trust, Series 2023-2, Class A4, 4.43% 10/16/2028[7]	48	48
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[1,7]	268	252
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[1,7]	100	94
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[1,7]	100	94
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029[1,7]	187	188
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049[1,7]	373	363
Hyundai Auto Receivables Trust, Series 2023-A, Class A3, 4.58% 4/15/2027[7]	26	26
Hyundai Auto Receivables Trust, Series 2023-A, Class A4, 4.48% 7/17/2028[7]	28	28
LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[1,7]	2	2
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037[1,7]	190	192
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[1,7]	70	70
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069[1,7]	30	27
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069[1,7]	53	47
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[1,7]	128	119
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[1,7]	256	238
Nelnet Student Loan Trust, Series 2021-CA, Class AFL, (1-month USD CME Term SOFR + 0.854%) 5.225% 4/20/2062[1,7,8]	132	131
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,7]	935	863
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031[1,7]	581	582
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031[1,7]	100	101
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031[1,7]	127	125
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031[1,7]	61	59
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027[1,7]	174	174
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027[1,7]	273	276
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027[1,7]	100	100
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[1,7]	175	177
PK ALIFT Loan Funding 4, LP, Series 2024-2, Class A, 5.052% 10/15/2039[1,7]	250	246
Post Road Equipment Finance, Series 2024-1, Class A2, 5.59% 11/15/2029[1,7]	140	141
Reach Financial, LLC, Series 2024-2, Class A, 5.88% 7/15/2031[1,7]	326	328
Santander Drive Auto Receivables Trust, Series 2024-4, Class A2, 5.41% 7/15/2027[7]	285	286
SCF Equipment Leasing, LLC, Series 2024-1A, Class A2, 5.88% 11/20/2029[1,7]	100	101
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A2A, 5.89% 3/22/2027[1,7]	16	16
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053[1,7]	47	42
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[1,7]	103	98
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2/27/2034[1,7,8]	335	322
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031[1,7]	100	101
Westlake Automobile Receivables Trust, Series 2022-3, Class C, 5.49% 7/15/2026[1,7]	9	9
Westlake Automobile Receivables Trust, Series 2022-3, Class B, 5.99% 12/15/2027[1,7]	100	100
Wheels Fleet Lease Funding, LLC, Series 24-2A, Class A1, 4.87% 6/21/2039[1,7]	827	829
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039[1,7]	215	215
		16,512
Bonds & notes of governments & government agencies outside the U.S. 0.04%
Peru (Republic of) 2.783% 1/23/2031	190	163
Saudi Arabia (Kingdom of) 3.625% 3/4/2028	200	192
United Mexican States 3.25% 4/16/2030	200	174
		529

87	American Funds Insurance Series

Capital Income Builder® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Municipals 0.02%
Illinois 0.01%
G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	USD212	$209

Massachusetts 0.01%
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	135	137
Total municipals		346
Total bonds, notes & other debt instruments (cost: $210,437,000)		206,318
Investment funds 2.26%	Shares
Capital Group Central Corporate Bond Fund[13]	3,729,766	30,920
Total Investment funds (cost: $34,463,000)		30,920
Short-term securities 5.16%
Money market investments 4.42%
Capital Group Central Cash Fund 4.50%[13,14]	605,632	60,575

Money market investments purchased with collateral from securities on loan 0.74%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 4.40%[14,15]	10,079,100	10,079
Total short-term securities (cost: $70,633,000)		70,654
Total investment securities 100.63% (cost: $1,123,620,000)		1,377,350
Other assets less liabilities (0.63)%		(8,682)
Net assets 100.00%		$1,368,668
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2024 (000)
3 Month SOFR Futures	Long	8	3/19/2025	USD1,913	$10
3 Month SOFR Futures	Long	73	9/17/2025	17,512	105
2 Year U.S. Treasury Note Futures	Long	277	4/3/2025	56,954	(34)
5 Year U.S. Treasury Note Futures	Long	432	4/3/2025	45,924	(302)
10 Year U.S. Treasury Note Futures	Long	171	3/31/2025	18,596	(256)
10 Year Ultra U.S. Treasury Note Futures	Long	17	3/31/2025	1,892	(46)
20 Year U.S. Treasury Note Futures	Long	21	3/31/2025	2,391	(72)
30 Year Ultra U.S. Treasury Bond Futures	Long	62	3/31/2025	7,372	(383)
					$(978)

American Funds Insurance Series	88

Capital Income Builder® (continued)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.055%	Annual	4/6/2031	USD6,700	$367	$—	$367
SOFR	Annual	2.91%	Annual	9/18/2050	USD592	104	—	104
						$471	$—	$471
Investments in affiliates13

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Investment funds 2.26%
Capital Group Central Corporate Bond Fund	$34,970	$1,393	$4,712	$(941)	$210	$30,920	$1,393
Short-term securities 4.42%
Money market investments 4.42%
Capital Group Central Cash Fund 4.50%[14]	91,779	199,715	230,940	3	18	60,575	4,152
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 4.50%[14]	59		59 [16]			—	— [17]
Total short-term securities						60,575
Total 6.68%				$(938)	$228	$91,495	$5,545

[1]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $44,522,000, which represented 3.25% of the net assets of the fund.

[2]
All or a portion of this security was on loan. The total value of all such securities was $10,664,000, which represented .78% of the net assets of the fund. Refer to
Note 5 for more information on securities lending.

[3]	Value determined using significant unobservable inputs.
[4]	Amount less than one thousand.
[5]	Security did not produce income during the last 12 months.
[6]
Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $14,000, which represented less than .01% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.

[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[9]	Purchased on a TBA basis.
[10]	Step bond; coupon rate may change at a later date.
[11]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $2,055,000, which represented .15% of the net assets of the fund.
[12]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $298,000, which represented .02% of the net assets of the fund.

[13]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[14]	Rate represents the seven-day yield at 12/31/2024.
[15]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[16]	Represents net activity. Refer to Note 5 for more information on securities lending.
[17]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

89	American Funds Insurance Series

Capital Income Builder® (continued)

Key to abbreviation(s)
ADR = American Depositary Receipts
Assn. = Association
Auth. = Authority
CAD = Canadian dollars
CME = CME Group
DAC = Designated Activity Company

Fncg. = Financing
G.O. = General Obligation
GBP = British pounds
GDR = Global Depositary Receipts
ICE = Intercontinental Exchange, Inc.
MXN = Mexican pesos

REIT = Real Estate Investment Trust
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

American Funds Insurance Series	90

Asset Allocation Fund
Investment portfolio December 31, 2024

Common stocks 67.42%		Shares	Value (000)
Information technology 16.36%
	Broadcom, Inc.	7,698,709	$1,784,869
	Microsoft Corp.	1,975,621	832,724
	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	3,126,407	617,434
	Taiwan Semiconductor Manufacturing Co., Ltd.	773,000	25,241
	Apple, Inc.	1,243,701	311,448
	NVIDIA Corp.	2,196,799	295,008
	Oracle Corp.	896,756	149,435
	ASML Holding NV (ADR)	162,641	112,723
	International Business Machines Corp.	275,000	60,453
	Applied Materials, Inc.	363,122	59,055
	MicroStrategy, Inc., Class A1	200,000	57,924
	Synopsys, Inc.[1]	90,490	43,920
	Salesforce, Inc.	127,239	42,540
	Diebold Nixdorf, Inc.[1]	532,940	22,938
	Micron Technology, Inc.	175,097	14,736
			4,430,448

Financials 12.09%
	Apollo Asset Management, Inc.	2,630,627	434,474
	Aon PLC, Class A	752,130	270,135
	Arthur J. Gallagher & Co.	887,811	252,005
	Synchrony Financial	3,300,000	214,500
	Ares Management Corp., Class A	1,113,403	197,106
	Blue Owl Capital, Inc., Class A	8,399,477	195,372
	Blackstone, Inc.	1,033,422	178,183
	Mastercard, Inc., Class A	319,128	168,043
	Visa, Inc., Class A	509,002	160,865
	Discover Financial Services	872,903	151,213
	Fiserv, Inc.[1]	582,763	119,711
	JPMorgan Chase & Co.	446,784	107,099
	BlackRock, Inc.	88,049	90,260
	American Express Co.	280,560	83,267
	KKR & Co., Inc.	544,971	80,607
	Brown & Brown, Inc.	786,070	80,195
	Bank of America Corp.	1,759,200	77,317
	Nasdaq, Inc.	962,300	74,395
	Wells Fargo & Co.	980,000	68,835
	Citigroup, Inc.	900,000	63,351
	CME Group, Inc., Class A	193,443	44,923
	Capital One Financial Corp.	219,900	39,212
	Brookfield Corp., Class A	486,973	27,977
	RenaissanceRe Holdings, Ltd.	97,535	24,268
	Fifth Third Bancorp	432,000	18,265
	Goldman Sachs Group, Inc.	30,100	17,236
	Intercontinental Exchange, Inc.	110,132	16,411
	Chubb, Ltd.	37,981	10,494
	LPL Financial Holdings, Inc.	17,807	5,814
	PNC Financial Services Group, Inc.	8,528	1,645
	Sberbank of Russia PJSC[2]	8,880,000	— [3]
			3,273,178

Health care 8.27%
	Vertex Pharmaceuticals, Inc.[1]	1,017,755	409,850
	Eli Lilly and Co.	503,348	388,585
	Gilead Sciences, Inc.	4,056,014	374,654
	UnitedHealth Group, Inc.	596,933	301,964
	AbbVie, Inc.	682,000	121,191
	Regeneron Pharmaceuticals, Inc.[1]	138,750	98,836
	Amgen, Inc.	341,803	89,088
	Novo Nordisk AS, Class B	835,324	71,894
	CVS Health Corp.	1,451,353	65,151
	Illumina, Inc.[1]	479,758	64,110

91	American Funds Insurance Series

Asset Allocation Fund (continued)
Common stocks (continued)		Shares	Value (000)
Health care (continued)
	Cooper Companies, Inc.[1]	559,233	$51,410
	Alnylam Pharmaceuticals, Inc.[1]	205,917	48,454
	Centene Corp.[1]	675,000	40,891
	Thermo Fisher Scientific, Inc.	51,641	26,865
	Danaher Corp.	95,660	21,959
	Exact Sciences Corp.[1]	388,980	21,857
	Boston Scientific Corp.[1]	198,062	17,691
	Rotech Healthcare, Inc.[1,2,4]	184,138	16,254
	Zoetis, Inc., Class A	42,300	6,892
	Endo, Inc.[1]	140,115	3,321
	Endo, Inc., 1L 7.50% Escrow[1,2]	9,648,000	— [3]
			2,240,917

Consumer discretionary 7.58%
	Booking Holdings, Inc.	99,924	496,464
	Amazon.com, Inc.[1]	1,331,622	292,145
	Royal Caribbean Cruises, Ltd.	1,259,400	290,531
	Home Depot, Inc.	622,050	241,971
	Starbucks Corp.	1,827,909	166,797
	NIKE, Inc., Class B	1,269,912	96,094
	Darden Restaurants, Inc.	448,084	83,653
	D.R. Horton, Inc.	525,000	73,406
	Compagnie Financière Richemont SA, Class A	391,173	59,460
	Texas Roadhouse, Inc.	325,829	58,789
	General Motors Co.	750,000	39,953
	Hilton Worldwide Holdings, Inc.	139,547	34,490
	Restaurant Brands International, Inc.	447,593	29,174
	Flutter Entertainment PLC[1]	105,069	27,155
	Moncler SpA	395,000	20,980
	lululemon athletica, Inc.[1]	44,474	17,007
	YUM! Brands, Inc.	91,381	12,260
	AutoZone, Inc.[1]	2,534	8,114
	Five Below, Inc.[1]	43,676	4,584
	Party City Holdco, Inc.[1,2]	68,158	— [3]
	Party City Holdco, Inc.[1,2,5]	681	— [3]
			2,053,027

Industrials 6.24%
	Boeing Co. (The)[1]	1,397,043	247,277
	L3Harris Technologies, Inc.	922,920	194,072
	Deere & Co.	397,582	168,455
	Caterpillar, Inc.	300,000	108,828
	Ingersoll-Rand, Inc.	1,127,311	101,977
	TransDigm Group, Inc.	70,121	88,863
	General Electric Co.	490,460	81,804
	Union Pacific Corp.	335,667	76,546
	Safran SA	312,100	68,177
	Southwest Airlines Co.	1,982,728	66,659
	Honeywell International, Inc.	275,000	62,120
	United Rentals, Inc.	84,415	59,465
	Eaton Corp. PLC	172,210	57,151
	Quanta Services, Inc.	152,260	48,122
	Copart, Inc.[1]	835,833	47,968
	Republic Services, Inc.	222,985	44,860
	Airbus SE, non-registered shares	259,864	41,418
	Northrop Grumman Corp.	68,144	31,979
	Trane Technologies PLC	74,824	27,636
	Carrier Global Corp.	382,605	26,117
	Johnson Controls International PLC	278,300	21,966
	RTX Corp.	170,058	19,679
			1,691,139

American Funds Insurance Series	92

Asset Allocation Fund (continued)
Common stocks (continued)		Shares	Value (000)

Communication services 5.43%
	Meta Platforms, Inc., Class A	1,309,410	$766,673
	Alphabet, Inc., Class C	1,888,186	359,586
	Alphabet, Inc., Class A	344,016	65,122
	Comcast Corp., Class A	5,394,851	202,469
	Charter Communications, Inc., Class A1	180,147	61,749
	Take-Two Interactive Software, Inc.[1]	88,404	16,273
			1,471,872

Materials 4.48%
	Franco-Nevada Corp.	1,939,139	227,875
	ATI, Inc.[1]	3,762,816	207,105
	Wheaton Precious Metals Corp.	3,349,100	188,353
	Royal Gold, Inc.	1,405,000	185,249
	Lundin Mining Corp.	16,017,925	137,843
	First Quantum Minerals, Ltd.[1]	5,805,000	74,832
	Linde PLC	134,223	56,195
	Freeport-McMoRan, Inc.	1,431,593	54,515
	Nucor Corp.	309,300	36,099
	Albemarle Corp.	220,161	18,952
	Air Products and Chemicals, Inc.	45,664	13,244
	Avery Dennison Corp.	59,276	11,092
	Venator Materials PLC[1,2]	4,096	1,629
			1,212,983

Consumer staples 3.58%
	Philip Morris International, Inc.	3,985,225	479,622
	Constellation Brands, Inc., Class A	484,668	107,112
	Altria Group, Inc.	1,962,629	102,626
	Estée Lauder Companies, Inc. (The), Class A	859,243	64,426
	Costco Wholesale Corp.	69,889	64,037
	Nestlé SA	617,055	50,598
	Keurig Dr Pepper, Inc.	925,602	29,730
	Monster Beverage Corp.[1]	546,065	28,701
	Bunge Global SA	197,085	15,325
	Mondelez International, Inc., Class A	233,588	13,952
	Procter & Gamble Co.	79,723	13,366
			969,495

Energy 2.16%
	Canadian Natural Resources, Ltd. (CAD denominated)	11,882,000	366,846
	ConocoPhillips	824,000	81,716
	EOG Resources, Inc.	254,319	31,175
	Halliburton Co.	960,000	26,102
	Cenovus Energy, Inc. (CAD denominated)	1,655,494	25,095
	Noble Corp. PLC, Class A	771,174	24,215
	Exxon Mobil Corp.	122,434	13,170
	Schlumberger NV	286,500	10,984
	New Fortress Energy, Inc., Class A6	150,315	2,273
	Altera Infrastructure, LP1,2	16,129	1,304
	Constellation Oil Services Holding SA1,2	1,564,961	637
	Expand Energy Corp.	277	28
	Bighorn Permian Resources, LLC[2]	4,392	— [3]
			583,545

Real estate 1.05%
	VICI Properties, Inc. REIT	4,209,324	122,954
	Extra Space Storage, Inc. REIT	588,752	88,077
	Crown Castle, Inc. REIT	410,999	37,302
	American Tower Corp. REIT	136,942	25,117
	Alexandria Real Estate Equities, Inc. REIT	121,544	11,857
			285,307

93	American Funds Insurance Series

Asset Allocation Fund (continued)
Common stocks (continued)		Shares	Value (000)

Utilities 0.18%
	DTE Energy Co.	289,072	$34,905
	FirstEnergy Corp.	340,720	13,554
			48,459
	Total common stocks (cost: $10,423,356,000)		18,260,370
Preferred securities 0.00%
Industrials 0.00%
	ACR III LSC Holdings, LLC, Series B, preferred shares[1,2,5]	450	792
	Total preferred securities (cost: $466,000)		792
Rights & warrants 0.00%
Energy 0.00%
	Expand Energy Corporation, Class C, warrants, expire 2/9/2026[1]	524	45
	Constellation Oil Services Holding SA, Class D, warrants, expire 6/10/2071[1,2]	4	— [3]
	Total rights & warrants (cost: $313,000)		45
Convertible stocks 0.04%
Industrials 0.04%
	Boeing Co., Series A, convertible preferred depositary shares, 6.00% 10/15/2027	168,500	10,260

Health care 0.00%
	Carbon Health Technologies, Inc., Series D-2, 8.00% noncumulative convertible preferred shares[2,4]	4,955,500	49
	Total convertible stocks (cost: $58,674,000)		10,309
Convertible bonds & notes 0.00%		Principal amount (000)
Communication services 0.00%
	EchoStar Corp., convertible notes, 3.875% 11/30/2030[7]	USD1,603	1,690
	Total convertible bonds & notes (cost: $1,709,000)		1,690

Bonds, notes & other debt instruments 25.45%
Mortgage-backed obligations 10.18%
Federal agency mortgage-backed obligations 9.19%
	Fannie Mae Pool #AD7072 4.00% 6/1/2025[8]	— [3]	— [3]
	Fannie Mae Pool #AE3069 4.00% 9/1/2025[8]	— [3]	— [3]
	Fannie Mae Pool #AH0829 4.00% 1/1/2026[8]	— [3]	— [3]
	Fannie Mae Pool #AH6431 4.00% 2/1/2026[8]	51	50
	Fannie Mae Pool #AH5618 4.00% 2/1/2026[8]	— [3]	— [3]
	Fannie Mae Pool #890329 4.00% 4/1/2026[8]	5	5
	Fannie Mae Pool #MA1109 4.00% 5/1/2027[8]	— [3]	— [3]
	Fannie Mae Pool #MA3653 3.00% 3/1/2029[8]	7	7
	Fannie Mae Pool #AL8347 4.00% 3/1/2029[8]	23	23
	Fannie Mae Pool #254767 5.50% 6/1/2033[8]	146	147
	Fannie Mae Pool #555956 5.50% 12/1/2033[8]	93	94
	Fannie Mae Pool #BN1085 4.00% 1/1/2034[8]	280	274
	Fannie Mae Pool #FM2499 2.50% 2/1/2035[8]	264	243
	Fannie Mae Pool #929185 5.50% 1/1/2036[8]	301	303
	Fannie Mae Pool #893641 6.00% 9/1/2036[8]	525	544
	Fannie Mae Pool #893688 6.00% 10/1/2036[8]	133	138
	Fannie Mae Pool #AS8554 3.00% 12/1/2036[8]	4,780	4,417
	Fannie Mae Pool #907239 6.00% 12/1/2036[8]	12	12
	Fannie Mae Pool #928031 6.00% 1/1/2037[8]	47	48

American Funds Insurance Series	94

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #888292 6.00% 3/1/2037[8]	USD411	$426
	Fannie Mae Pool #AD0249 5.50% 4/1/2037[8]	77	77
	Fannie Mae Pool #190379 5.50% 5/1/2037[8]	42	43
	Fannie Mae Pool #924952 6.00% 8/1/2037[8]	623	646
	Fannie Mae Pool #888637 6.00% 9/1/2037[8]	7	8
	Fannie Mae Pool #995674 6.00% 5/1/2038[8]	238	247
	Fannie Mae Pool #AD0119 6.00% 7/1/2038[8]	762	791
	Fannie Mae Pool #995224 6.00% 9/1/2038[8]	6	7
	Fannie Mae Pool #AE0021 6.00% 10/1/2038[8]	241	250
	Fannie Mae Pool #AL7164 6.00% 10/1/2038[8]	167	172
	Fannie Mae Pool #889983 6.00% 10/1/2038[8]	14	14
	Fannie Mae Pool #AD0095 6.00% 11/1/2038[8]	532	552
	Fannie Mae Pool #AB0538 6.00% 11/1/2038[8]	73	75
	Fannie Mae Pool #995391 6.00% 11/1/2038[8]	11	11
	Fannie Mae Pool #AD0833 6.00% 1/1/2039[8]	— [3]	— [3]
	Fannie Mae Pool #AL0309 6.00% 1/1/2040[8]	49	51
	Fannie Mae Pool #AL0013 6.00% 4/1/2040[8]	146	151
	Fannie Mae Pool #AL7228 6.00% 4/1/2041[8]	180	185
	Fannie Mae Pool #AB4536 6.00% 6/1/2041[8]	348	360
	Fannie Mae Pool #MA4387 2.00% 7/1/2041[8]	6,443	5,380
	Fannie Mae Pool #MA4501 2.00% 12/1/2041[8]	7,431	6,181
	Fannie Mae Pool #FS0305 1.50% 1/1/2042[8]	19,433	15,402
	Fannie Mae Pool #MA4520 2.00% 1/1/2042[8]	12,651	10,523
	Fannie Mae Pool #AP2131 3.50% 8/1/2042[8]	2,583	2,354
	Fannie Mae Pool #AU8813 4.00% 11/1/2043[8]	1,684	1,585
	Fannie Mae Pool #AU9348 4.00% 11/1/2043[8]	938	884
	Fannie Mae Pool #AU9350 4.00% 11/1/2043[8]	849	797
	Fannie Mae Pool #AL8773 3.50% 2/1/2045[8]	4,447	4,053
	Fannie Mae Pool #FM9416 3.50% 7/1/2045[8]	7,305	6,600
	Fannie Mae Pool #AL8354 3.50% 10/1/2045[8]	1,056	954
	Fannie Mae Pool #AL8522 3.50% 5/1/2046[8]	2,275	2,055
	Fannie Mae Pool #BC7611 4.00% 5/1/2046[8]	81	76
	Fannie Mae Pool #AS8310 3.00% 11/1/2046[8]	307	268
	Fannie Mae Pool #BD9307 4.00% 11/1/2046[8]	1,253	1,162
	Fannie Mae Pool #BD9699 3.50% 12/1/2046[8]	1,400	1,257
	Fannie Mae Pool #BE1290 3.50% 2/1/2047[8]	1,857	1,667
	Fannie Mae Pool #BM1179 3.00% 4/1/2047[8]	400	350
	Fannie Mae Pool #256975 7.00% 10/1/2047[8]	2	2
	Fannie Mae Pool #CA0770 3.50% 11/1/2047[8]	1,298	1,165
	Fannie Mae Pool #257036 7.00% 11/1/2047[8]	6	6
	Fannie Mae Pool #MA3211 4.00% 12/1/2047[8]	2,197	2,044
	Fannie Mae Pool #MA3277 4.00% 2/1/2048[8]	9	8
	Fannie Mae Pool #BK5255 4.00% 5/1/2048[8]	9	9
	Fannie Mae Pool #FM3278 3.50% 11/1/2048[8]	14,025	12,593
	Fannie Mae Pool #FM3280 3.50% 5/1/2049[8]	1,886	1,697
	Fannie Mae Pool #CA4756 3.00% 12/1/2049[8]	1,456	1,261
	Fannie Mae Pool #BN7443 2.50% 3/1/2050[8]	31	26
	Fannie Mae Pool #CA5968 2.50% 6/1/2050[8]	4,792	3,981
	Fannie Mae Pool #BP5576 2.50% 6/1/2050[8]	410	335
	Fannie Mae Pool #CA6593 2.50% 8/1/2050[8]	10,596	8,792
	Fannie Mae Pool #CA7052 3.00% 9/1/2050[8]	323	278
	Fannie Mae Pool #CA7737 2.50% 11/1/2050[8]	8,675	7,184
	Fannie Mae Pool #CA7599 2.50% 11/1/2050[8]	1,360	1,130
	Fannie Mae Pool #CA7743 2.50% 11/1/2050[8]	742	606
	Fannie Mae Pool #FM4897 3.00% 11/1/2050[8]	12,235	10,666
	Fannie Mae Pool #FS9792 4.50% 12/1/2050[8]	1,083	1,034
	Fannie Mae Pool #MA4237 2.00% 1/1/2051[8]	5,940	4,641
	Fannie Mae Pool #FS5929 2.50% 1/1/2051[8]	801	654
	Fannie Mae Pool #FM5944 2.50% 1/1/2051[8]	82	67
	Fannie Mae Pool #FS3550 2.50% 1/1/2051[8]	31	25
	Fannie Mae Pool #CA8828 2.50% 2/1/2051[8]	3,359	2,791

95	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #CA8962 2.50% 2/1/2051[8]	USD68	$56
	Fannie Mae Pool #CB0290 2.00% 4/1/2051[8]	4,272	3,353
	Fannie Mae Pool #CA9494 2.50% 4/1/2051[8]	100	82
	Fannie Mae Pool #CB0191 3.00% 4/1/2051[8]	4,743	4,065
	Fannie Mae Pool #CB0193 3.00% 4/1/2051[8]	583	501
	Fannie Mae Pool #BR0999 2.50% 5/1/2051[8]	859	701
	Fannie Mae Pool #FM7222 2.50% 5/1/2051[8]	798	651
	Fannie Mae Pool #CB0910 2.50% 6/1/2051[8]	35,885	29,274
	Fannie Mae Pool #FM7740 2.50% 6/1/2051[8]	9,527	7,772
	Fannie Mae Pool #FM7909 3.00% 6/1/2051[8]	436	374
	Fannie Mae Pool #MA4378 2.00% 7/1/2051[8]	159	125
	Fannie Mae Pool #FM9530 2.50% 7/1/2051[8]	2,124	1,732
	Fannie Mae Pool #FM8453 3.00% 8/1/2051[8]	4,100	3,554
	Fannie Mae Pool #CB1304 3.00% 8/1/2051[8]	74	64
	Fannie Mae Pool #FS1630 2.50% 9/1/2051[8]	1,379	1,125
	Fannie Mae Pool #BT7263 2.50% 9/1/2051[8]	675	551
	Fannie Mae Pool #CB1868 2.50% 10/1/2051[8]	42,244	34,461
	Fannie Mae Pool #FS5125 2.50% 10/1/2051[8]	872	711
	Fannie Mae Pool #FS3298 2.50% 10/1/2051[8]	551	450
	Fannie Mae Pool #BU2530 2.50% 10/1/2051[8]	142	116
	Fannie Mae Pool #FM9335 2.50% 10/1/2051[8]	95	78
	Fannie Mae Pool #MA4465 2.00% 11/1/2051[8]	8,716	6,826
	Fannie Mae Pool #CB2078 3.00% 11/1/2051[8]	8,309	7,134
	Fannie Mae Pool #MA4492 2.00% 12/1/2051[8]	2,513	1,966
	Fannie Mae Pool #FM9693 2.50% 12/1/2051[8]	65,914	53,770
	Fannie Mae Pool #CB2286 2.50% 12/1/2051[8]	14,844	12,250
	Fannie Mae Pool #CB2375 2.50% 12/1/2051[8]	6,941	5,736
	Fannie Mae Pool #CB2319 2.50% 12/1/2051[8]	170	140
	Fannie Mae Pool #FM9855 2.50% 12/1/2051[8]	130	106
	Fannie Mae Pool #BT9483 2.50% 12/1/2051[8]	82	68
	Fannie Mae Pool #CB2372 2.50% 12/1/2051[8]	80	66
	Fannie Mae Pool #BT9510 2.50% 12/1/2051[8]	80	66
	Fannie Mae Pool #BQ7006 2.00% 1/1/2052[8]	3,037	2,375
	Fannie Mae Pool #CB2644 2.50% 1/1/2052[8]	856	699
	Fannie Mae Pool #FS2534 2.50% 1/1/2052[8]	682	556
	Fannie Mae Pool #MA4512 2.50% 1/1/2052[8]	128	105
	Fannie Mae Pool #FS3549 2.50% 1/1/2052[8]	67	55
	Fannie Mae Pool #FS0182 3.00% 1/1/2052[8]	10,547	9,058
	Fannie Mae Pool #BV3076 2.00% 2/1/2052[8]	7,692	6,005
	Fannie Mae Pool #MA4547 2.00% 2/1/2052[8]	5,267	4,116
	Fannie Mae Pool #BV3083 2.00% 2/1/2052[8]	1,028	804
	Fannie Mae Pool #FS2660 2.50% 2/1/2052[8]	2,198	1,794
	Fannie Mae Pool #FS1080 2.50% 2/1/2052[8]	2,000	1,632
	Fannie Mae Pool #FS0834 2.50% 2/1/2052[8]	1,218	993
	Fannie Mae Pool #BV3674 2.50% 2/1/2052[8]	754	620
	Fannie Mae Pool #FS1885 2.50% 2/1/2052[8]	654	534
	Fannie Mae Pool #BV0307 2.50% 2/1/2052[8]	167	136
	Fannie Mae Pool #BV2360 2.50% 2/1/2052[8]	109	89
	Fannie Mae Pool #FS0647 3.00% 2/1/2052[8]	56,384	48,807
	Fannie Mae Pool #BV3101 2.00% 3/1/2052[8]	3,077	2,407
	Fannie Mae Pool #FS1742 2.00% 3/1/2052[8]	2,544	1,990
	Fannie Mae Pool #MA4562 2.00% 3/1/2052[8]	1,879	1,466
	Fannie Mae Pool #BV4169 2.00% 3/1/2052[8]	1,370	1,070
	Fannie Mae Pool #BV4172 2.00% 3/1/2052[8]	1,329	1,039
	Fannie Mae Pool #BV4173 2.50% 3/1/2052[8]	832	684
	Fannie Mae Pool #CB3063 2.50% 3/1/2052[8]	761	625
	Fannie Mae Pool #CB3031 2.50% 3/1/2052[8]	672	552
	Fannie Mae Pool #BV4119 2.50% 3/1/2052[8]	168	137
	Fannie Mae Pool #CB3744 2.50% 3/1/2052[8]	25	20
	Fannie Mae Pool #MA4577 2.00% 4/1/2052[8]	6,103	4,763
	Fannie Mae Pool #FS1598 2.00% 4/1/2052[8]	3,115	2,432

American Funds Insurance Series	96

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #BV4182 2.50% 4/1/2052[8]	USD947	$778
	Fannie Mae Pool #FS1749 2.50% 4/1/2052[8]	908	745
	Fannie Mae Pool #BV5332 2.50% 4/1/2052[8]	901	741
	Fannie Mae Pool #FS1746 2.50% 4/1/2052[8]	180	147
	Fannie Mae Pool #BU9507 2.50% 4/1/2052[8]	166	136
	Fannie Mae Pool #BV5370 2.50% 4/1/2052[8]	143	117
	Fannie Mae Pool #FS9189 2.00% 5/1/2052[8]	10,772	8,433
	Fannie Mae Pool #BV9644 2.50% 5/1/2052[8]	959	788
	Fannie Mae Pool #MA4598 2.50% 5/1/2052[8]	896	732
	Fannie Mae Pool #BW2204 2.50% 5/1/2052[8]	155	127
	Fannie Mae Pool #BW0462 2.50% 5/1/2052[8]	154	127
	Fannie Mae Pool #BV8592 2.50% 5/1/2052[8]	124	102
	Fannie Mae Pool #FS7329 2.00% 6/1/2052[8]	2,492	1,946
	Fannie Mae Pool #MA4623 2.50% 6/1/2052[8]	807	659
	Fannie Mae Pool #MA4626 4.00% 6/1/2052[8]	6,092	5,584
	Fannie Mae Pool #BW2918 4.50% 6/1/2052[8]	5,166	4,870
	Fannie Mae Pool #FS6986 2.00% 7/1/2052[8]	5,180	4,045
	Fannie Mae Pool #FS7879 2.50% 7/1/2052[8]	31,232	25,484
	Fannie Mae Pool #CB4123 4.00% 7/1/2052[8]	23	21
	Fannie Mae Pool #BV7912 2.50% 8/1/2052[8]	158	130
	Fannie Mae Pool #BV8015 2.50% 8/1/2052[8]	101	83
	Fannie Mae Pool #BW1192 4.50% 9/1/2052[8]	661	622
	Fannie Mae Pool #CB4620 5.00% 9/1/2052[8]	1,074	1,045
	Fannie Mae Pool #FS3056 2.00% 10/1/2052[8]	46,786	36,470
	Fannie Mae Pool #BX2841 4.00% 10/1/2052[8]	15	14
	Fannie Mae Pool #CB4852 4.50% 10/1/2052[8]	11,094	10,461
	Fannie Mae Pool #BX0097 4.50% 10/1/2052[8]	847	801
	Fannie Mae Pool #MA4785 5.00% 10/1/2052[8]	478	463
	Fannie Mae Pool #BX0463 4.00% 11/1/2052[8]	1,000	917
	Fannie Mae Pool #BW1299 4.00% 11/1/2052[8]	948	869
	Fannie Mae Pool #FS5554 4.50% 11/1/2052[8]	3,121	2,944
	Fannie Mae Pool #CB5764 2.50% 12/1/2052[8]	899	736
	Fannie Mae Pool #MA4842 5.50% 12/1/2052[8]	2,495	2,470
	Fannie Mae Pool #BW5062 4.00% 1/1/2053[8]	22	20
	Fannie Mae Pool #FS5520 4.50% 1/1/2053[8]	2,813	2,649
	Fannie Mae Pool #BX3263 4.00% 2/1/2053[8]	654	600
	Fannie Mae Pool #MA4919 5.50% 2/1/2053[8]	1,044	1,032
	Fannie Mae Pool #BW5000 4.00% 3/1/2053[8]	916	840
	Fannie Mae Pool #FS4191 5.50% 3/1/2053[8]	2,659	2,645
	Fannie Mae Pool #BX9358 4.00% 4/1/2053[8]	330	302
	Fannie Mae Pool #MA4978 5.00% 4/1/2053[8]	2,498	2,413
	Fannie Mae Pool #MA5027 4.00% 5/1/2053[8]	7,218	6,608
	Fannie Mae Pool #MA5009 5.00% 5/1/2053[8]	12,469	12,056
	Fannie Mae Pool #FS4563 5.00% 5/1/2053[8]	794	770
	Fannie Mae Pool #FS4840 5.50% 5/1/2053[8]	1,010	997
	Fannie Mae Pool #MA5010 5.50% 5/1/2053[8]	179	178
	Fannie Mae Pool #FS4736 6.50% 5/1/2053[8]	269	275
	Fannie Mae Pool #MA5038 5.00% 6/1/2053[8]	26,671	25,796
	Fannie Mae Pool #MA5039 5.50% 6/1/2053[8]	646	638
	Fannie Mae Pool #CB6491 6.50% 6/1/2053[8]	1,418	1,461
	Fannie Mae Pool #CB6490 6.50% 6/1/2053[8]	491	503
	Fannie Mae Pool #CB6468 6.50% 6/1/2053[8]	367	376
	Fannie Mae Pool #FS7823 2.00% 7/1/2053[8]	12,976	10,144
	Fannie Mae Pool #FS9167 2.50% 7/1/2053[8]	867	707
	Fannie Mae Pool #FS6632 2.50% 7/1/2053[8]	815	665
	Fannie Mae Pool #MA5089 4.00% 7/1/2053[8]	9,823	8,997
	Fannie Mae Pool #MA5070 4.50% 7/1/2053[8]	16,031	15,097
	Fannie Mae Pool #MA5072 5.50% 7/1/2053[8]	2,421	2,394
	Fannie Mae Pool #MA5107 5.50% 8/1/2053[8]	106	104
	Fannie Mae Pool #CB7104 5.50% 9/1/2053[8]	5,735	5,701
	Fannie Mae Pool #MA5139 6.00% 9/1/2053[8]	21,392	21,515

97	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #MA5165 5.50% 10/1/2053[8]	USD1,865	$1,843
	Fannie Mae Pool #MA5166 6.00% 10/1/2053[8]	5,252	5,282
	Fannie Mae Pool #BY1418 4.00% 11/1/2053[8]	15,269	13,977
	Fannie Mae Pool #MA5207 4.00% 11/1/2053[8]	13,008	11,906
	Fannie Mae Pool #FS6838 5.50% 11/1/2053[8]	4,287	4,236
	Fannie Mae Pool #MA5191 6.00% 11/1/2053[8]	7,850	7,895
	Fannie Mae Pool #BY1448 4.00% 12/1/2053[8]	11,597	10,615
	Fannie Mae Pool #FS6668 5.50% 12/1/2053[8]	285	282
	Fannie Mae Pool #FS6873 6.50% 1/1/2054[8]	8,549	8,753
	Fannie Mae Pool #FS6767 6.50% 1/1/2054[8]	2,431	2,495
	Fannie Mae Pool #BY1343 4.00% 2/1/2054[8]	12,522	11,461
	Fannie Mae Pool #MA5271 5.50% 2/1/2054[8]	664	656
	Fannie Mae Pool #FS6809 5.50% 2/1/2054[8]	566	559
	Fannie Mae Pool #CB7932 6.00% 2/1/2054[8]	3,478	3,500
	Fannie Mae Pool #MA5273 6.50% 2/1/2054[8]	16,766	17,126
	Fannie Mae Pool #CB7933 6.50% 2/1/2054[8]	2,523	2,584
	Fannie Mae Pool #MA5296 5.50% 3/1/2054[8]	11,923	11,775
	Fannie Mae Pool #CB8151 5.50% 3/1/2054[8]	4,999	4,940
	Fannie Mae Pool #MA5295 6.00% 3/1/2054[8]	972	977
	Fannie Mae Pool #CB8163 6.00% 3/1/2054[8]	943	956
	Fannie Mae Pool #CB8168 6.00% 3/1/2054[8]	10	10
	Fannie Mae Pool #CB8337 5.50% 4/1/2054[8]	7,656	7,575
	Fannie Mae Pool #MA5329 6.50% 4/1/2054[8]	22,617	23,101
	Fannie Mae Pool #MA5355 6.50% 5/1/2054[8]	2,166	2,213
	Fannie Mae Pool #MA5385 4.00% 6/1/2054[8]	10,981	10,049
	Fannie Mae Pool #DB6878 6.00% 6/1/2054[8]	2,409	2,422
	Fannie Mae Pool #FS8153 6.00% 6/1/2054[8]	1,189	1,205
	Fannie Mae Pool #CB8755 6.00% 6/1/2054[8]	1,030	1,041
	Fannie Mae Pool #FS8223 6.00% 6/1/2054[8]	907	914
	Fannie Mae Pool #FS8219 6.00% 6/1/2054[8]	823	835
	Fannie Mae Pool #CB8725 6.50% 6/1/2054[8]	1,091	1,125
	Fannie Mae Pool #DB5480 6.50% 6/1/2054[8]	64	65
	Fannie Mae Pool #DB5213 5.50% 7/1/2054[8]	6,317	6,238
	Fannie Mae Pool #CB8842 5.50% 7/1/2054[8]	2,501	2,478
	Fannie Mae Pool #BU4699 5.50% 7/1/2054[8]	1,538	1,524
	Fannie Mae Pool #CB8838 5.50% 7/1/2054[8]	716	711
	Fannie Mae Pool #MA5421 6.00% 7/1/2054[8]	10,353	10,419
	Fannie Mae Pool #DB6901 6.00% 7/1/2054[8]	1,530	1,539
	Fannie Mae Pool #DB7039 6.00% 7/1/2054[8]	707	716
	Fannie Mae Pool #BU4700 6.00% 7/1/2054[8]	529	535
	Fannie Mae Pool #FS8400 6.00% 7/1/2054[8]	447	452
	Fannie Mae Pool #MA5422 6.50% 7/1/2054[8]	10,659	10,889
	Fannie Mae Pool #FS8619 6.50% 7/1/2054[8]	5,183	5,333
	Fannie Mae Pool #FS8607 6.50% 7/1/2054[8]	3,708	3,814
	Fannie Mae Pool #CB8872 6.50% 7/1/2054[8]	1,675	1,731
	Fannie Mae Pool #DB6906 6.50% 7/1/2054[8]	1,419	1,449
	Fannie Mae Pool #CB8876 6.50% 7/1/2054[8]	488	501
	Fannie Mae Pool #FS8317 6.50% 7/1/2054[8]	283	291
	Fannie Mae Pool #MA5441 4.00% 8/1/2054[8]	6,961	6,370
	Fannie Mae Pool #CB8977 5.00% 8/1/2054[8]	462	448
	Fannie Mae Pool #DB7783 5.50% 8/1/2054[8]	1,465	1,448
	Fannie Mae Pool #MA5445 6.00% 8/1/2054[8]	8,696	8,751
	Fannie Mae Pool #FS8757 6.00% 8/1/2054[8]	2,973	3,009
	Fannie Mae Pool #FS8758 6.00% 8/1/2054[8]	1,754	1,767
	Fannie Mae Pool #BU4916 6.00% 8/1/2054[8]	1,537	1,549
	Fannie Mae Pool #FS8756 6.00% 8/1/2054[8]	1,200	1,219
	Fannie Mae Pool #BU4968 6.00% 8/1/2054[8]	1,026	1,031
	Fannie Mae Pool #DB7687 6.00% 8/1/2054[8]	378	384
	Fannie Mae Pool #DB7690 6.00% 8/1/2054[8]	280	283
	Fannie Mae Pool #DC0296 6.00% 8/1/2054[8]	276	279
	Fannie Mae Pool #CB9071 6.50% 8/1/2054[8]	2,043	2,098

American Funds Insurance Series	98

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #FS8783 6.50% 8/1/2054[8]	USD1,421	$1,460
	Fannie Mae Pool #MA5446 6.50% 8/1/2054[8]	1,327	1,356
	Fannie Mae Pool #CB9210 5.50% 9/1/2054[8]	4,004	3,957
	Fannie Mae Pool #FS9025 5.50% 9/1/2054[8]	2,481	2,458
	Fannie Mae Pool #CB9146 5.50% 9/1/2054[8]	2,362	2,343
	Fannie Mae Pool #BU4946 5.50% 9/1/2054[8]	1,226	1,211
	Fannie Mae Pool #FS8866 6.00% 9/1/2054[8]	3,159	3,210
	Fannie Mae Pool #CB9159 6.00% 9/1/2054[8]	6	6
	Fannie Mae Pool #MA5494 4.00% 10/1/2054[8]	6,168	5,644
	Fannie Mae Pool #CB9333 5.50% 10/1/2054[8]	2,604	2,576
	Fannie Mae Pool #MA5499 6.50% 10/1/2054[8]	1,549	1,582
	Fannie Mae Pool #DC6572 4.00% 11/1/2054[8]	412	377
	Fannie Mae Pool #MA5528 4.00% 11/1/2054[8]	305	279
	Fannie Mae Pool #MA5529 4.50% 11/1/2054[8]	10,387	9,776
	Fannie Mae Pool #BU5165 5.50% 11/1/2054[8]	1,939	1,921
	Fannie Mae Pool #MA5550 4.00% 12/1/2054[8]	13,240	12,116
	Fannie Mae Pool #DC8819 4.50% 12/1/2054[8]	304	286
	Fannie Mae Pool #CB9616 5.50% 12/1/2054[8]	1,479	1,465
	Fannie Mae Pool #BF0133 4.00% 8/1/2056[8]	5,572	5,115
	Fannie Mae Pool #BM6736 4.50% 11/1/2059[8]	9,749	9,271
	Fannie Mae Pool #BF0497 3.00% 7/1/2060[8]	3,464	2,892
	Fannie Mae Pool #BF0546 2.50% 7/1/2061[8]	9,607	7,660
	Fannie Mae Pool #BF0762 3.00% 9/1/2063[8]	788	657
	Fannie Mae Pool #BF0784 3.50% 12/1/2063[8]	3,368	2,930
	Fannie Mae Pool #BF0786 4.00% 12/1/2063[8]	3,864	3,511
	Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041[8]	20	21
	Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/2041[8]	59	60
	Fannie Mae, Series 2006-43, Class JO, principal only, 0% 6/25/2036[8]	29	24
	Freddie Mac Pool #C91912 3.00% 2/1/2037[8]	8,633	7,953
	Freddie Mac Pool #G03978 5.00% 3/1/2038[8]	347	347
	Freddie Mac Pool #G04553 6.50% 9/1/2038[8]	39	41
	Freddie Mac Pool #G08347 4.50% 6/1/2039[8]	52	51
	Freddie Mac Pool #RB5071 2.00% 9/1/2040[8]	21,299	17,807
	Freddie Mac Pool #C03518 5.00% 9/1/2040[8]	492	491
	Freddie Mac Pool #Q05807 4.00% 1/1/2042[8]	1,319	1,246
	Freddie Mac Pool #Q23185 4.00% 11/1/2043[8]	1,024	966
	Freddie Mac Pool #Q23190 4.00% 11/1/2043[8]	605	569
	Freddie Mac Pool #760014 3.426% 8/1/2045[8,9]	145	143
	Freddie Mac Pool #Q37988 4.00% 12/1/2045[8]	4,290	4,009
	Freddie Mac Pool #G60344 4.00% 12/1/2045[8]	3,984	3,722
	Freddie Mac Pool #Z40130 3.00% 1/1/2046[8]	3,535	3,086
	Freddie Mac Pool #Q41090 4.50% 6/1/2046[8]	194	186
	Freddie Mac Pool #Q41909 4.50% 7/1/2046[8]	196	189
	Freddie Mac Pool #760015 3.11% 1/1/2047[8,9]	364	346
	Freddie Mac Pool #Q46021 3.50% 2/1/2047[8]	1,073	965
	Freddie Mac Pool #SI2002 4.00% 3/1/2048[8]	1,924	1,785
	Freddie Mac Pool #Z40273 4.50% 10/1/2048[8]	1,657	1,584
	Freddie Mac Pool #RA3055 2.50% 7/1/2050[8]	767	626
	Freddie Mac Pool #RA3384 3.00% 8/1/2050[8]	341	293
	Freddie Mac Pool #SD8106 2.00% 11/1/2050[8]	29,142	22,901
	Freddie Mac Pool #SD7528 2.00% 11/1/2050[8]	15,309	12,139
	Freddie Mac Pool #QB8934 2.50% 2/1/2051[8]	35	29
	Freddie Mac Pool #RA4542 2.50% 2/1/2051[8]	25	20
	Freddie Mac Pool #SI2108 2.50% 4/1/2051[8]	60	49
	Freddie Mac Pool #RA5288 2.00% 5/1/2051[8]	26,893	21,268
	Freddie Mac Pool #SD3095 2.50% 7/1/2051[8]	692	564
	Freddie Mac Pool #SD7544 3.00% 7/1/2051[8]	352	305
	Freddie Mac Pool #SD8160 2.00% 8/1/2051[8]	819	641
	Freddie Mac Pool #RA5782 2.50% 9/1/2051[8]	8,753	7,239
	Freddie Mac Pool #SD7545 2.50% 9/1/2051[8]	5,965	4,943
	Freddie Mac Pool #SD2963 2.50% 9/1/2051[8]	832	678

99	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #QC6921 2.50% 9/1/2051[8]	USD429	$350
	Freddie Mac Pool #SD5485 2.50% 9/1/2051[8]	49	40
	Freddie Mac Pool #RA5971 3.00% 9/1/2051[8]	5,824	5,030
	Freddie Mac Pool #QC6456 3.00% 9/1/2051[8]	648	552
	Freddie Mac Pool #QC9123 2.50% 10/1/2051[8]	876	715
	Freddie Mac Pool #QC8196 2.50% 10/1/2051[8]	311	253
	Freddie Mac Pool #SD0734 3.00% 10/1/2051[8]	157	136
	Freddie Mac Pool #QD1841 2.00% 11/1/2051[8]	3,851	3,011
	Freddie Mac Pool #RA6411 2.50% 11/1/2051[8]	7,010	5,719
	Freddie Mac Pool #SD8182 2.00% 12/1/2051[8]	1,672	1,308
	Freddie Mac Pool #RA6483 2.50% 12/1/2051[8]	5,946	4,914
	Freddie Mac Pool #SD2629 2.50% 1/1/2052[8]	2,727	2,224
	Freddie Mac Pool #SD7552 2.50% 1/1/2052[8]	2,069	1,710
	Freddie Mac Pool #RA6614 2.50% 1/1/2052[8]	949	776
	Freddie Mac Pool #SD0853 2.50% 1/1/2052[8]	26	21
	Freddie Mac Pool #SD0813 3.00% 1/1/2052[8]	295	255
	Freddie Mac Pool #RA6114 2.00% 2/1/2052[8]	1,673	1,306
	Freddie Mac Pool #QD5748 2.00% 2/1/2052[8]	877	686
	Freddie Mac Pool #SD8193 2.00% 2/1/2052[8]	853	666
	Freddie Mac Pool #SD0847 2.50% 2/1/2052[8]	1,000	815
	Freddie Mac Pool #QD7312 2.50% 2/1/2052[8]	560	460
	Freddie Mac Pool #QD7089 3.50% 2/1/2052[8]	888	792
	Freddie Mac Pool #SD5343 2.00% 3/1/2052[8]	4,299	3,356
	Freddie Mac Pool #SD8199 2.00% 3/1/2052[8]	3,001	2,344
	Freddie Mac Pool #QD8408 2.00% 3/1/2052[8]	1,150	897
	Freddie Mac Pool #QD8103 2.00% 3/1/2052[8]	874	682
	Freddie Mac Pool #QD8820 2.00% 3/1/2052[8]	265	207
	Freddie Mac Pool #QD9460 2.50% 3/1/2052[8]	847	695
	Freddie Mac Pool #SD2964 2.50% 3/1/2052[8]	82	67
	Freddie Mac Pool #RA7091 2.50% 3/1/2052[8]	30	25
	Freddie Mac Pool #SD8204 2.00% 4/1/2052[8]	3,044	2,375
	Freddie Mac Pool #QE0312 2.00% 4/1/2052[8]	1,096	855
	Freddie Mac Pool #QD9907 2.50% 4/1/2052[8]	814	668
	Freddie Mac Pool #QE0812 2.50% 4/1/2052[8]	599	491
	Freddie Mac Pool #QE1005 2.50% 4/1/2052[8]	379	311
	Freddie Mac Pool #SD3478 2.50% 4/1/2052[8]	115	93
	Freddie Mac Pool #SD7554 2.50% 4/1/2052[8]	79	66
	Freddie Mac Pool #QE1578 2.50% 5/1/2052[8]	822	674
	Freddie Mac Pool #QE2020 2.50% 5/1/2052[8]	158	130
	Freddie Mac Pool #QE2111 2.50% 5/1/2052[8]	120	98
	Freddie Mac Pool #QE3448 2.50% 5/1/2052[8]	24	20
	Freddie Mac Pool #SD8213 3.00% 5/1/2052[8]	46,979	39,977
	Freddie Mac Pool #SD4807 2.00% 6/1/2052[8]	4,106	3,208
	Freddie Mac Pool #SD8220 3.00% 6/1/2052[8]	23,569	20,061
	Freddie Mac Pool #QE4383 4.00% 6/1/2052[8]	2,254	2,068
	Freddie Mac Pool #SD5368 2.50% 7/1/2052[8]	4,290	3,498
	Freddie Mac Pool #SD8225 3.00% 7/1/2052[8]	30,884	26,304
	Freddie Mac Pool #SD7556 3.00% 8/1/2052[8]	1,218	1,048
	Freddie Mac Pool #QE7976 4.50% 8/1/2052[8]	38,640	36,438
	Freddie Mac Pool #QE8579 4.50% 8/1/2052[8]	179	168
	Freddie Mac Pool #SD8262 2.50% 9/1/2052[8]	882	720
	Freddie Mac Pool #SD1581 2.50% 9/1/2052[8]	103	84
	Freddie Mac Pool #QF0212 4.50% 9/1/2052[8]	833	785
	Freddie Mac Pool #QE9497 4.50% 9/1/2052[8]	206	194
	Freddie Mac Pool #SD1608 4.50% 9/1/2052[8]	122	115
	Freddie Mac Pool #RA7938 5.00% 9/1/2052[8]	1,107	1,073
	Freddie Mac Pool #QF2023 4.00% 10/1/2052[8]	29	27
	Freddie Mac Pool #QF1236 4.50% 10/1/2052[8]	1,215	1,145
	Freddie Mac Pool #SD2465 4.50% 10/1/2052[8]	81	77
	Freddie Mac Pool #SD8266 4.50% 11/1/2052[8]	3,119	2,939
	Freddie Mac Pool #SD8276 5.00% 12/1/2052[8]	6,030	5,840

American Funds Insurance Series	100

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #QF5938 2.50% 1/1/2053[8]	USD226	$185
	Freddie Mac Pool #RA8625 2.50% 2/1/2053[8]	937	767
	Freddie Mac Pool #QF7871 2.50% 2/1/2053[8]	752	614
	Freddie Mac Pool #SD8297 4.00% 2/1/2053[8]	1,906	1,744
	Freddie Mac Pool #SD8305 4.00% 3/1/2053[8]	17,738	16,255
	Freddie Mac Pool #SD2716 5.00% 4/1/2053[8]	1,253	1,213
	Freddie Mac Pool #SD8321 4.00% 5/1/2053[8]	12,062	11,040
	Freddie Mac Pool #RA8647 4.50% 5/1/2053[8]	83	78
	Freddie Mac Pool #SD8323 5.00% 5/1/2053[8]	10,730	10,372
	Freddie Mac Pool #SD8338 4.00% 6/1/2053[8]	3,481	3,186
	Freddie Mac Pool #SD8329 5.00% 6/1/2053[8]	4,209	4,072
	Freddie Mac Pool #SD8331 5.50% 6/1/2053[8]	2,874	2,841
	Freddie Mac Pool #RA9294 6.50% 6/1/2053[8]	629	647
	Freddie Mac Pool #RA9292 6.50% 6/1/2053[8]	554	568
	Freddie Mac Pool #RA9289 6.50% 6/1/2053[8]	520	537
	Freddie Mac Pool #RA9288 6.50% 6/1/2053[8]	508	525
	Freddie Mac Pool #RA9287 6.50% 6/1/2053[8]	367	379
	Freddie Mac Pool #RA9290 6.50% 6/1/2053[8]	275	284
	Freddie Mac Pool #RA9291 6.50% 6/1/2053[8]	197	202
	Freddie Mac Pool #RA9295 6.50% 6/1/2053[8]	143	150
	Freddie Mac Pool #SD3417 2.50% 7/1/2053[8]	888	728
	Freddie Mac Pool #SD8353 4.00% 7/1/2053[8]	9,484	8,682
	Freddie Mac Pool #SD8341 5.00% 7/1/2053[8]	33	32
	Freddie Mac Pool #SD8342 5.50% 7/1/2053[8]	8,786	8,688
	Freddie Mac Pool #SD3432 6.00% 7/1/2053[8]	744	755
	Freddie Mac Pool #QH1153 4.00% 9/1/2053[8]	400	367
	Freddie Mac Pool #SD8362 5.50% 9/1/2053[8]	27,571	27,257
	Freddie Mac Pool #SD4550 2.50% 10/1/2053[8]	871	710
	Freddie Mac Pool #SD4077 2.50% 10/1/2053[8]	107	88
	Freddie Mac Pool #SD4053 6.00% 10/1/2053[8]	5,117	5,148
	Freddie Mac Pool #SD8390 4.00% 11/1/2053[8]	25	23
	Freddie Mac Pool #SD4977 5.00% 11/1/2053[8,10]	132,126	127,709
	Freddie Mac Pool #SD8372 5.50% 11/1/2053[8]	24,302	24,022
	Freddie Mac Pool #RJ0326 6.50% 11/1/2053[8]	777	799
	Freddie Mac Pool #SD4693 6.50% 1/1/2054[8]	647	662
	Freddie Mac Pool #SD8397 6.50% 1/1/2054[8]	536	548
	Freddie Mac Pool #RJ0854 6.50% 1/1/2054[8]	347	355
	Freddie Mac Pool #SD8401 5.50% 2/1/2054[8]	456	450
	Freddie Mac Pool #SD8402 6.00% 2/1/2054[8]	15,647	15,730
	Freddie Mac Pool #SD8403 6.50% 2/1/2054[8]	1,576	1,609
	Freddie Mac Pool #SD8408 5.50% 3/1/2054[8]	12,286	12,133
	Freddie Mac Pool #RJ1015 6.50% 3/1/2054[8]	131	134
	Freddie Mac Pool #QI3548 4.00% 4/1/2054[8]	681	623
	Freddie Mac Pool #RJ1216 5.50% 4/1/2054[8]	1,623	1,611
	Freddie Mac Pool #RJ1215 5.50% 4/1/2054[8]	1,220	1,206
	Freddie Mac Pool #QI3333 6.00% 4/1/2054[8]	416	419
	Freddie Mac Pool #SD8428 4.00% 5/1/2054[8]	976	893
	Freddie Mac Pool #RJ1417 5.50% 5/1/2054[8]	16,337	16,222
	Freddie Mac Pool #RJ1419 5.50% 5/1/2054[8]	7,805	7,731
	Freddie Mac Pool #RJ1448 5.50% 5/1/2054[8]	3,006	2,978
	Freddie Mac Pool #SD5692 6.00% 5/1/2054[8]	557	563
	Freddie Mac Pool #SD8435 4.00% 6/1/2054[8]	666	610
	Freddie Mac Pool #RJ1768 5.50% 6/1/2054[8]	450	446
	Freddie Mac Pool #RJ1785 6.00% 6/1/2054[8]	1,749	1,770
	Freddie Mac Pool #RJ1779 6.00% 6/1/2054[8]	1,214	1,229
	Freddie Mac Pool #RJ1797 6.50% 6/1/2054[8]	1,910	1,954
	Freddie Mac Pool #RJ1725 6.50% 6/1/2054[8]	559	575
	Freddie Mac Pool #SD8440 6.50% 6/1/2054[8]	195	199
	Freddie Mac Pool #SD8466 4.00% 7/1/2054[8]	7,829	7,163
	Freddie Mac Pool #RJ1960 5.50% 7/1/2054[8]	801	794
	Freddie Mac Pool #QI8872 5.50% 7/1/2054[8]	759	752

101	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #RJ1963 5.50% 7/1/2054[8]	USD642	$634
	Freddie Mac Pool #SD8447 6.00% 7/1/2054[8]	7,874	7,925
	Freddie Mac Pool #SD5813 6.00% 7/1/2054[8]	3,309	3,352
	Freddie Mac Pool #SD5896 6.00% 7/1/2054[8]	815	822
	Freddie Mac Pool #SD5790 6.00% 7/1/2054[8]	469	474
	Freddie Mac Pool #QI8874 6.00% 7/1/2054[8]	216	219
	Freddie Mac Pool #SD8448 6.50% 7/1/2054[8]	38,108	38,914
	Freddie Mac Pool #RJ1986 6.50% 7/1/2054[8]	5,976	6,112
	Freddie Mac Pool #SD5905 6.50% 7/1/2054[8]	2,230	2,293
	Freddie Mac Pool #SD5986 6.50% 7/1/2054[8]	1,994	2,050
	Freddie Mac Pool #RJ2193 5.00% 8/1/2054[8]	384	372
	Freddie Mac Pool #RJ2241 5.00% 8/1/2054[8]	278	270
	Freddie Mac Pool #RJ2195 5.00% 8/1/2054[8]	249	241
	Freddie Mac Pool #RJ2200 5.50% 8/1/2054[8]	6,399	6,324
	Freddie Mac Pool #RJ2201 5.50% 8/1/2054[8]	4,399	4,368
	Freddie Mac Pool #RJ2206 5.50% 8/1/2054[8]	4,383	4,336
	Freddie Mac Pool #RJ2243 5.50% 8/1/2054[8]	3,708	3,673
	Freddie Mac Pool #SD6286 5.50% 8/1/2054[8]	1,221	1,213
	Freddie Mac Pool #RJ2202 5.50% 8/1/2054[8]	913	906
	Freddie Mac Pool #RJ2203 5.50% 8/1/2054[8]	661	655
	Freddie Mac Pool #SD8454 6.00% 8/1/2054[8]	6,841	6,876
	Freddie Mac Pool #RJ2211 6.00% 8/1/2054[8]	3,879	3,941
	Freddie Mac Pool #RJ2216 6.00% 8/1/2054[8]	3,284	3,309
	Freddie Mac Pool #RJ2212 6.00% 8/1/2054[8]	3,100	3,138
	Freddie Mac Pool #RJ2213 6.00% 8/1/2054[8]	2,648	2,686
	Freddie Mac Pool #RJ2245 6.00% 8/1/2054[8]	2,541	2,568
	Freddie Mac Pool #SD6029 6.00% 8/1/2054[8]	1,870	1,900
	Freddie Mac Pool #RJ2210 6.00% 8/1/2054[8]	1,103	1,110
	Freddie Mac Pool #SD8455 6.50% 8/1/2054[8]	8,887	9,079
	Freddie Mac Pool #RJ2222 6.50% 8/1/2054[8]	1,895	1,958
	Freddie Mac Pool #RJ2223 6.50% 8/1/2054[8]	1,764	1,818
	Freddie Mac Pool #RJ2247 6.50% 8/1/2054[8]	1,542	1,583
	Freddie Mac Pool #RJ2228 6.50% 8/1/2054[8]	955	977
	Freddie Mac Pool #RJ2422 5.50% 9/1/2054[8]	3,777	3,733
	Freddie Mac Pool #SD6328 5.50% 9/1/2054[8]	3,119	3,096
	Freddie Mac Pool #RJ2298 5.50% 9/1/2054[8]	2,558	2,531
	Freddie Mac Pool #QJ3044 5.50% 9/1/2054[8]	2,455	2,424
	Freddie Mac Pool #RJ2415 5.50% 9/1/2054[8]	1,582	1,571
	Freddie Mac Pool #RJ2408 5.50% 9/1/2054[8]	1,416	1,403
	Freddie Mac Pool #SD8463 6.00% 9/1/2054[8]	22,962	23,116
	Freddie Mac Pool #RJ2314 6.00% 9/1/2054[8]	6,427	6,496
	Freddie Mac Pool #RJ2312 6.00% 9/1/2054[8]	3,608	3,665
	Freddie Mac Pool #RJ2308 6.00% 9/1/2054[8]	3,337	3,378
	Freddie Mac Pool #RJ2306 6.00% 9/1/2054[8]	3,064	3,106
	Freddie Mac Pool #RJ2309 6.00% 9/1/2054[8]	2,007	2,022
	Freddie Mac Pool #RJ2409 6.00% 9/1/2054[8]	1,838	1,858
	Freddie Mac Pool #SD6271 6.50% 9/1/2054[8]	1,238	1,274
	Freddie Mac Pool #SD6288 6.50% 9/1/2054[8]	1,145	1,177
	Freddie Mac Pool #SD8464 6.50% 9/1/2054[8]	993	1,015
	Freddie Mac Pool #QJ4693 6.50% 9/1/2054[8]	606	622
	Freddie Mac Pool #RJ2474 6.50% 9/1/2054[8]	422	432
	Freddie Mac Pool #RJ2411 6.50% 9/1/2054[8]	280	287
	Freddie Mac Pool #RJ2470 6.50% 9/1/2054[8]	157	161
	Freddie Mac Pool #SD8481 4.00% 10/1/2054[8]	937	857
	Freddie Mac Pool #SD8467 4.50% 10/1/2054[8]	11,479	10,802
	Freddie Mac Pool #QJ6259 4.50% 10/1/2054[8]	103	97
	Freddie Mac Pool #SD8469 5.50% 10/1/2054[8]	1,669	1,648
	Freddie Mac Pool #SD8471 6.50% 10/1/2054[8]	2,067	2,111
	Freddie Mac Pool #SD8484 4.00% 11/1/2054[8]	5,942	5,436
	Freddie Mac Pool #SD8473 4.50% 11/1/2054[8]	28,408	26,732
	Freddie Mac Pool #RJ2850 4.50% 11/1/2054[8]	2,417	2,277

American Funds Insurance Series	102

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #RJ2851 4.50% 11/1/2054[8]	USD140	$131
	Freddie Mac Pool #RJ2860 5.00% 11/1/2054[8]	6,007	5,801
	Freddie Mac Pool #RJ2913 5.50% 11/1/2054[8]	6,218	6,140
	Freddie Mac Pool #SD8489 4.50% 12/1/2054[8]	22,573	21,241
	Freddie Mac Pool #RJ3017 5.00% 12/1/2054[8]	6,637	6,409
	Freddie Mac Pool #RJ3163 5.00% 12/1/2054[8]	3,829	3,707
	Freddie Mac Pool #SD8493 5.50% 12/1/2054[8]	3,441	3,398
	Freddie Mac Pool #RJ3082 5.50% 12/1/2054[8]	2,382	2,360
	Freddie Mac Pool #QX0376 5.50% 12/1/2054[8]	1,318	1,306
	Freddie Mac Pool #QX1414 5.50% 12/1/2054[8]	295	291
	Freddie Mac Pool #SD8488 4.00% 1/1/2055[8]	58	53
	Freddie Mac Pool #SD8492 5.00% 1/1/2055[8]	3,530	3,409
	Freddie Mac Pool #SD8494 5.50% 1/1/2055[8]	4,588	4,530
	Freddie Mac, Series T041, Class 3A, 4.381% 7/25/2032[8,9]	153	139
	Freddie Mac, Series K755, Class A2, Multi Family, 5.203% 2/25/2031[8]	11,374	11,582
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[8,9]	2,173	2,021
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056[8,9]	932	879
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[8]	4,300	3,968
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[8,9]	4,148	3,835
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[8,9]	789	700
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[8]	656	581
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[8]	1,348	1,286
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057[8]	1,684	1,477
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[8]	7,319	6,908
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[8]	4,306	3,943
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[8]	1,700	1,633
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 5/25/2029[8]	3,358	3,212
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A2, 3.50% 5/25/2029[8]	2,455	2,315
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029[8]	2,092	1,943
	Government National Mortgage Assn. 3.00% 1/1/2055[8,11]	17,975	15,589
	Government National Mortgage Assn. Pool #BD7245 4.00% 1/20/2048[8]	416	386
	Government National Mortgage Assn. Pool #MA5652 4.50% 12/20/2048[8]	269	258
	Government National Mortgage Assn. Pool #MA6602 4.50% 4/20/2050[8]	161	154
	Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050[8]	6,927	5,557
	Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050[8]	69,324	55,599
	Government National Mortgage Assn. Pool #MA7259 4.50% 3/20/2051[8]	1,400	1,342
	Government National Mortgage Assn. Pool #MA7316 4.50% 4/20/2051[8]	385	369
	Government National Mortgage Assn. Pool #MA7827 2.50% 1/20/2052[8]	145	121
	Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052[8]	20,576	17,205
	Government National Mortgage Assn. Pool #MA7936 2.50% 3/20/2052[8]	5,021	4,198
	Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052[8]	810	677
	Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052[8]	14,379	12,482
	Government National Mortgage Assn. Pool #MA8099 3.50% 6/20/2052[8]	135	121
	Government National Mortgage Assn. Pool #MA8197 2.50% 8/20/2052[8]	876	733
	Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052[8]	664	594
	Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[8]	10,152	9,360
	Government National Mortgage Assn. Pool #MA8425 3.50% 11/20/2052[8]	31,534	28,215

103	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Government National Mortgage Assn. Pool #MA8485 2.50% 12/20/2052[8]	USD2,298	$1,922
	Government National Mortgage Assn. Pool #MA8642 2.50% 2/20/2053[8]	1,980	1,657
	Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053[8]	3,046	2,883
	Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053[8]	28,654	27,120
	Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054[8]	5,266	4,855
	Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[8]	2,044	1,492
	Uniform Mortgage-Backed Security 2.50% 1/1/2040[8,11]	365	332
	Uniform Mortgage-Backed Security 2.00% 1/1/2055[8,11]	77,534	60,337
	Uniform Mortgage-Backed Security 2.50% 1/1/2055[8,11]	89,083	72,568
	Uniform Mortgage-Backed Security 3.50% 1/1/2055[8,11]	149,908	132,605
	Uniform Mortgage-Backed Security 4.50% 1/1/2055[8,11]	19,733	18,561
	Uniform Mortgage-Backed Security 5.00% 1/1/2055[8,11]	4,726	4,562
	Uniform Mortgage-Backed Security 6.00% 1/1/2055[8,11]	696	699
	Uniform Mortgage-Backed Security 4.00% 2/1/2055[8,11]	10,966	10,027
	Uniform Mortgage-Backed Security 4.50% 2/1/2055[8,11]	24,290	22,838
			2,488,092

Commercial mortgage-backed securities 0.78%
	Bank Commercial Mortgage Trust, Series 2022-BNK43, Class A5, 4.399% 8/15/2055[8]	1,400	1,323
	Bank Commercial Mortgage Trust, Series 2023-BNK45, Class A5, 5.203% 2/15/2056[8]	720	717
	Bank Commercial Mortgage Trust, Series 2023-5YR4, Class A3, 6.50% 12/15/2056[8]	5,368	5,610
	Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056[8,9]	857	908
	Bank Commercial Mortgage Trust, Series 2024-5YR9, Class A3, 5.614% 8/15/2057[8]	4,615	4,700
	Bank Commercial Mortgage Trust, Series 2024-5YR8, Class A3, 5.884% 8/15/2057[8]	1,380	1,419
	Bank Commercial Mortgage Trust, Series 2024-5YR12, Class A3, 5.902% 12/15/2057[8,9]	4,062	4,188
	Bank Commercial Mortgage Trust, Series 2024-5YR12, Class AS, 6.122% 12/15/2057[8,9]	1,914	1,965
	Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063[8]	2,909	2,538
	Barclays Commercial Mortgage Securities, LLC, Series 2022-C16, Class A5, 4.60% 6/15/2055[8,9]	490	471
	Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class A5, 5.451% 4/15/2056[8]	3,355	3,400
	Barclays Commercial Mortgage Securities, LLC, Series 2023-C21, Class A5, 6.00% 9/15/2056[8,9]	2,000	2,107
	Barclays Commercial Mortgage Securities, LLC, Series 2024-5C31, Class AS, 5.852% 12/15/2057[8]	1,828	1,860
	Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2/15/2051[8]	1,000	963
	Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053[8]	2,960	2,538
	Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053[8,9]	750	728
	Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602% 8/15/2057[8]	2,112	2,149
	Benchmark Mortgage Trust, Series 2024-V9, Class AS, 6.064% 8/15/2057[8,9]	590	603
	Benchmark Mortgage Trust, Series 2024-V10, Class A3, 5.277% 9/15/2057[8]	618	621
	BMO Mortgage Trust, Series 2022-C2, Class A5, 4.974% 7/15/2054[8,9]	1,750	1,718
	BMO Mortgage Trust, Series 2023-C5, Class A5, 5.765% 6/15/2056[8]	1,246	1,280
	BMO Mortgage Trust, Series 2024-5C8, Class A3, 5.625% 12/15/2057[8,9]	6,990	7,125
	BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057[8,9]	1,450	1,476
	BX Trust, Series 2024-CNYN, Class A, (1-month USD CME Term SOFR + 1.442%) 5.839% 4/15/2029[5,8,9]	5,393	5,413
	BX Trust, Series 2021-SDMF, Class A, (1-month USD CME Term SOFR + 0.703%) 5.101% 9/15/2034[5,8,9]	5,608	5,582
	BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.212% 9/15/2036[5,8,9]	4,505	4,498
	BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 5.411% 10/15/2036[5,8,9]	7,968	7,950
	BX Trust, Series 2021-ARIA, Class B, (1-month USD CME Term SOFR + 1.411%) 5.809% 10/15/2036[5,8,9]	5,968	5,955
	BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 5.182% 6/15/2038[5,8,9]	6,609	6,603

American Funds Insurance Series	104

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	BX Trust, Series 2021-SOAR, Class B, (1-month USD CME Term SOFR + 0.984%) 5.382% 6/15/2038[5,8,9]	USD1,193	$1,192
	BX Trust, Series 2021-SOAR, Class C, (1-month USD CME Term SOFR + 1.214%) 5.612% 6/15/2038[5,8,9]	1,077	1,076
	BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 5.362% 11/15/2038[5,8,9]	4,549	4,547
	BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 5.387% 2/15/2039[5,8,9]	6,334	6,320
	BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 6.088% 8/15/2039[5,8,9]	7,899	7,966
	BX Trust, Series 2024-BIO2, Class A, 5.594% 8/13/2041[5,8,9]	11,410	11,286
	CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 6.288% 7/15/2041[5,8,9]	1,287	1,294
	CALI Mortgage Trust, Series 24-SUN, Class B, (1-month USD CME Term SOFR + 2.34%) 6.738% 7/15/2041[5,8,9]	1,578	1,589
	CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 6.942% 8/15/2041[5,8,9]	5,162	5,196
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[5,8,9]	3,606	3,668
	Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902% 7/10/2050[8]	4,624	4,609
	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617% 11/15/2048[8]	169	168
	DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/10/2040[5,8]	3,677	3,774
	Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 5.592% 7/15/2038[5,8,9]	1,386	1,388
	Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 5.892% 7/15/2038[5,8,9]	1,266	1,268
	Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD CME Term SOFR + 1.814%) 6.212% 7/15/2038[5,8,9]	1,322	1,325
	Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.943% 12/15/2029[5,8,9]	3,067	3,076
	Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 12/10/2040[5,8]	3,795	3,188
	Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 6.088% 5/15/2041[5,8,9]	9,264	9,313
	GS Mortgage Securities Trust, Series 2023-SHIP, Class B, 5.101% 9/15/2038[5,8,9]	1,355	1,347
	GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053[8]	2,489	2,160
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039[5,8]	1,698	1,566
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039[5,8]	578	518
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.565% 1/5/2039[5,8,9]	100	88
	JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class A, (1-month USD CME Term SOFR + 1.593%) 5.99% 11/15/2039[5,8,9]	2,187	2,193
	Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039[5,8]	13,772	12,660
	MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 5.313% 4/15/2038[5,8,9]	1,204	1,203
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB, 3.557% 12/15/2047[8]	76	76
	Morgan Stanley Capital I Trust, Series 2022-L8, Class A5, 3.793% 4/15/2055[8,9]	370	335
	SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.789% 5/15/2039[5,8,9]	4,424	4,429
	SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041[5,8]	2,194	1,845
	SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 5.242% 11/15/2038[5,8,9]	4,601	4,598
	StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 5.397% 1/15/2039[5,8,9]	10,709	10,688

105	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	Wells Fargo Commercial Mortgage Trust, Series 2022-C62, Class A4, 4.00% 4/15/2055[8,9]	USD1,620	$1,494
	Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class AS, 6.52% 7/15/2057[8]	430	447
	WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 7.186% 11/15/2027[5,8,9]	6,379	6,455
			210,753

Collateralized mortgage-backed obligations (privately originated) 0.21%
	Angel Oak Mortgage Trust, Series 2024-7, Class A1, 5.621% 5/25/2069 (6.621% on 7/1/2028)[5,8,12]	7,013	7,015
	Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[5,8,9]	764	667
	Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054[5,8,9]	6,073	5,895
	COLT Funding, LLC, Series 2024-INV3, Class A1, 5.443% 9/25/2069 (6.443% on 8/1/2028)[5,8,12]	2,982	2,974
	Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037[5,8]	2,083	2,031
	CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 9/25/2034[8]	119	117
	Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 3/25/2069[5,8]	1,790	1,997
	Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 6/25/2069[5,8]	5,476	6,063
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.719% 9/25/2042[5,8,9]	470	474
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 5.819% 5/25/2044[5,8,9]	4,226	4,245
	Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026[5,8]	3,944	3,743
	MASTR Alternative Loan Trust, Series 2004-2, Class 2A1, 6.00% 2/25/2034[8]	241	237
	Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028)[5,8,12]	3,103	3,134
	Onslow Bay Financial, LLC, Series 2022-NQM6, Class A1, 4.70% 7/25/2062 (5.70% on 6/1/2026)[5,8,12]	4,832	4,769
	Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038[5,8]	2,446	2,341
	Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 6.147% 10/17/2041[5,8,9]	5,504	5,531
	Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063[5,8]	2,691	2,558
	Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027)[5,8,12]	2,412	2,433
	Verus Securitization Trust, Series 24-R1, Class A1, 5.218% 9/25/2069 (6.218% on 10/1/2028)[5,8,12]	2,154	2,138
			58,362
	Total mortgage-backed obligations		2,757,207
U.S. Treasury bonds & notes 6.39%
U.S. Treasury 6.26%
	U.S. Treasury 3.875% 4/30/2025	4,250	4,244
	U.S. Treasury 4.625% 6/30/2025	130,260	130,588
	U.S. Treasury 4.75% 7/31/2025	71,532	71,740
	U.S. Treasury 5.00% 10/31/2025	2,418	2,433
	U.S. Treasury 4.875% 11/30/2025	12,250	12,318
	U.S. Treasury 4.25% 1/31/2026	1,813	1,814
	U.S. Treasury 0.50% 2/28/2026	42,515	40,745
	U.S. Treasury 4.625% 2/28/2026	2,096	2,105
	U.S. Treasury 3.625% 5/15/2026	1,195	1,185
	U.S. Treasury 4.625% 6/30/2026	17,210	17,308
	U.S. Treasury 0.75% 8/31/2026	52	49
	U.S. Treasury 0.875% 9/30/2026	565	533
	U.S. Treasury 1.125% 10/31/2026	471	445
	U.S. Treasury 4.625% 11/15/2026	7,985	8,040
	U.S. Treasury 4.25% 11/30/2026	79,646	79,647

American Funds Insurance Series	106

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
	U.S. Treasury 4.125% 2/15/2027	USD1,404	$1,401
	U.S. Treasury 1.125% 2/28/2027	762	714
	U.S. Treasury 2.375% 5/15/2027	880	843
	U.S. Treasury 2.625% 5/31/2027	96,250	92,695
	U.S. Treasury 0.50% 6/30/2027	36,300	33,109
	U.S. Treasury 4.125% 9/30/2027	90,000	89,691
	U.S. Treasury 4.00% 12/15/2027	22,504	22,334
	U.S. Treasury 4.00% 2/29/2028	46,200	45,801
	U.S. Treasury 3.625% 3/31/2028	10	10
	U.S. Treasury 3.50% 4/30/2028	5,600	5,460
	U.S. Treasury 4.00% 1/31/2029	69,869	68,937
	U.S. Treasury 2.875% 4/30/2029	50,000	47,077
	U.S. Treasury 4.25% 6/30/2029	28,885	28,739
	U.S. Treasury 4.375% 12/31/2029	32,143	32,134
	U.S. Treasury 4.00% 2/28/2030	1,598	1,569
	U.S. Treasury 0.625% 5/15/2030	20,225	16,607
	U.S. Treasury 4.00% 7/31/2030	8,160	7,992
	U.S. Treasury 4.875% 10/31/2030	50,765	51,914
	U.S. Treasury 4.25% 6/30/2031	17,165	16,959
	U.S. Treasury 2.875% 5/15/2032	50,000	44,939
	U.S. Treasury 4.125% 11/15/2032	723	706
	U.S. Treasury 3.50% 2/15/2033	29,540	27,500
	U.S. Treasury 3.875% 8/15/2033	119,136	113,475
	U.S. Treasury 4.375% 5/15/2034	14,313	14,105
	U.S. Treasury 4.25% 11/15/2034	105,191	102,520
	U.S. Treasury 1.375% 11/15/2040	54,995	34,097
	U.S. Treasury 1.75% 8/15/2041	37,854	24,546
	U.S. Treasury 2.00% 11/15/2041	1,181	794
	U.S. Treasury 4.625% 5/15/2044	14,927	14,486
	U.S. Treasury 4.125% 8/15/2044	64,435	58,374
	U.S. Treasury 4.625% 11/15/2044	4,484	4,351
	U.S. Treasury 2.50% 2/15/2046	3,755	2,570
	U.S. Treasury 3.00% 5/15/2047	9,355	6,925
	U.S. Treasury 3.00% 2/15/2048	336	247
	U.S. Treasury 1.375% 8/15/2050[10]	12,500	6,107
	U.S. Treasury 2.25% 2/15/2052[10]	72,025	43,738
	U.S. Treasury 4.00% 11/15/2052	8,369	7,301
	U.S. Treasury 3.625% 2/15/2053[10]	125,000	101,722
	U.S. Treasury 3.625% 5/15/2053	22,676	18,470
	U.S. Treasury 4.25% 2/15/2054	17,191	15,710
	U.S. Treasury 4.25% 8/15/2054[10]	125,162	114,533
			1,694,396

U.S. Treasury inflation-protected securities 0.13%
	U.S. Treasury Inflation-Protected Security 0.25% 1/15/2025[13]	26,654	26,610
	U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[13]	4,925	4,898
	U.S. Treasury Inflation-Protected Security 0.125% 10/15/2025[13]	4,136	4,089
			35,597
	Total U.S. Treasury bonds & notes		1,729,993
Corporate bonds, notes & loans 6.20%
Financials 1.59%
	AerCap Ireland Capital DAC 2.45% 10/29/2026	5,457	5,228
	AG Issuer, LLC 6.25% 3/1/2028[5]	4,470	4,453
	AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[5]	1,072	1,113
	AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025)[5,12]	4,250	4,330
	Alliant Holdings Intermediate, LLC 4.25% 10/15/2027[5]	2,100	2,006
	Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[5]	2,295	2,216
	Ally Financial, Inc. 8.00% 11/1/2031	3,000	3,316
	American Express Co. 6.338% 10/30/2026 (USD-SOFR + 1.33% on 10/30/2025)[12]	4,810	4,871

107	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030)[12]	USD2,686	$2,872
	American International Group, Inc. 5.125% 3/27/2033	2,937	2,902
	AmWINS Group, Inc. 4.875% 6/30/2029[5]	1,348	1,272
	Aretec Group, Inc. 7.50% 4/1/2029[5]	1,250	1,246
	Arthur J. Gallagher & Co. 5.15% 2/15/2035	5,444	5,310
	Arthur J. Gallagher & Co. 5.55% 2/15/2055	2,586	2,485
	Banco Santander, SA 2.746% 5/28/2025	1,200	1,189
	Banco Santander, SA 5.147% 8/18/2025	1,400	1,402
	Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[12]	2,428	2,202
	Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028)[12]	2,098	2,108
	Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028)[12]	5,000	5,125
	Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[12]	1,000	836
	Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033)[12]	4,535	4,499
	Bank of America Corp. 5.468% 1/23/2035 (3-month USD CME Term SOFR + 1.65% on 1/23/2034)[12]	6,050	6,059
	Bank of New York Mellon Corp. 4.975% 3/14/2030 (USD-SOFR + 1.085% on 3/14/2029)[12]	3,477	3,482
	Bank of New York Mellon Corp. 5.225% 11/20/2035 (USD-SOFR + 1.253% on 11/20/2034)[12]	3,748	3,732
	Berkshire Hathaway, Inc. 3.125% 3/15/2026	500	493
	Blackstone Mortgage Trust, Inc. 7.75% 12/1/2029[5]	523	538
	Blackstone Private Credit Fund 6.00% 11/22/2034[5]	1,695	1,655
	Block, Inc. 3.50% 6/1/2031	2,325	2,049
	Blue Owl Capital Corp. 4.00% 3/30/2025	102	102
	Blue Owl Capital Corp. 3.40% 7/15/2026	1,290	1,251
	Blue Owl Capital Corp. III 3.125% 4/13/2027	2,520	2,379
	Blue Owl Credit Income Corp. 4.70% 2/8/2027	1,230	1,213
	Blue Owl Credit Income Corp. 6.65% 3/15/2031	800	815
	BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[5,12]	2,829	2,535
	Boost Newco Borrower, LLC 7.50% 1/15/2031[5]	1,150	1,207
	BPCE SA 5.748% 7/19/2033 (USD-SOFR + 2.865% on 7/19/2032)[5,12]	271	267
	BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034)[5,12]	8,125	8,057
	CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[5,12]	938	961
	CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029)[5,12]	4,764	4,812
	Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034)[12]	2,859	2,906
	Castlelake Aviation Finance DAC 5.00% 4/15/2027[5]	1,815	1,830
	Chubb INA Holdings, LLC 3.35% 5/3/2026	880	867
	Chubb INA Holdings, LLC 5.00% 3/15/2034	4,223	4,173
	Chubb INA Holdings, LLC 4.35% 11/3/2045	400	342
	Citigroup, Inc. 5.61% 9/29/2026 (USD-SOFR + 1.546% on 12/29/2025)[12]	8,000	8,046
	Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029)[12]	6,275	6,272
	Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029)[12]	4,750	4,617
	Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029)[12]	3,254	2,936
	Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[12]	1,475	1,503
	Citizens Financial Group, Inc. 5.718% 7/23/2032 (USD-SOFR + 1.91% on 7/23/2031)[12]	4,701	4,719
	Citizens Financial Group, Inc. 6.645% 4/25/2035 (USD-SOFR + 2.325% on 4/25/2034)[12]	4,250	4,483
	CME Group, Inc. 3.75% 6/15/2028	3,425	3,335
	Coinbase Global, Inc. 3.375% 10/1/2028[5]	6,514	5,868
	Coinbase Global, Inc. 3.625% 10/1/2031[5]	5,766	4,879
	Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[5]	820	788
	Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[5]	715	658
	Cooperatieve Rabobank UA 4.375% 8/4/2025	4,500	4,483
	Corebridge Financial, Inc. 3.50% 4/4/2025	642	640
	Corebridge Financial, Inc. 3.65% 4/5/2027	914	889
	Corebridge Financial, Inc. 3.85% 4/5/2029	621	593
	Corebridge Financial, Inc. 3.90% 4/5/2032	351	320
	Corebridge Financial, Inc. 4.35% 4/5/2042	203	169
	Corebridge Financial, Inc. 4.40% 4/5/2052	489	393

American Funds Insurance Series	108

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Crédit Agricole SA 4.375% 3/17/2025[5]	USD850	$848
	Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[12]	6,650	6,327
	Deutsche Bank AG 5.706% 2/8/2028 (USD-SOFR + 1.594% on 2/8/2027)[12]	1,109	1,121
	Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[12]	2,250	2,337
	Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[12]	750	785
	Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030)[12]	300	269
	DNB Bank ASA 5.896% 10/9/2026 (USD-SOFR + 1.95% on 10/9/2025)[5,12]	7,750	7,806
	Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026)[12]	2,198	2,086
	Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027)[12]	4,000	3,816
	Goldman Sachs Group, Inc. 5.049% 7/23/2030 (USD-SOFR + 1.21% on 7/23/2029)[12]	287	285
	Goldman Sachs Group, Inc. 4.692% 10/23/2030 (USD-SOFR + 1.135% on 10/23/2029)[12]	9,500	9,304
	Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[12]	2,087	1,799
	Goldman Sachs Group, Inc. 3.21% 4/22/2042 (USD-SOFR + 1.513% on 4/22/2041)[12]	2,000	1,458
	Hightower Holding, LLC 6.75% 4/15/2029[5]	870	867
	Hightower Holding, LLC 9.125% 1/31/2030[5]	2,930	3,089
	HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031)[12]	937	797
	HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[12]	873	737
	HSBC Holdings PLC 6.254% 3/9/2034 (USD-SOFR + 2.39% on 3/9/2033)[12]	770	799
	HSBC Holdings PLC 5.719% 3/4/2035 (USD-SOFR + 1.78% on 3/4/2034)[12]	5,839	5,882
	HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[12]	537	568
	Intercontinental Exchange, Inc. 5.25% 6/15/2031	2,254	2,280
	Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032)[5,12]	4,600	5,162
	Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053)[5,12]	3,621	3,872
	JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026)[12]	2,975	2,859
	JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027)[12]	1,066	1,070
	JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027)[12]	4,000	3,953
	JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[12]	3,740	3,739
	JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027)[12]	3,275	3,247
	JPMorgan Chase & Co. 6.087% 10/23/2029 (USD-SOFR + 1.57% on 10/23/2028)[12]	4,250	4,409
	JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029)[12]	4,750	4,845
	JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029)[12]	4,755	4,666
	JPMorgan Chase & Co. 4.946% 10/22/2035 (USD-SOFR + 1.34% on 10/22/2034)[12]	2,755	2,655
	JPMorgan Chase & Co. 5.534% 11/29/2045 (USD-SOFR + 1.55% on 11/29/2044)[12]	6,500	6,349
	Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[12]	1,222	1,170
	Marsh & McLennan Cos., Inc. 4.375% 3/15/2029	1,705	1,676
	Marsh & McLennan Cos., Inc. 4.85% 11/15/2031	7,000	6,916
	Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	7,000	6,836
	Marsh & McLennan Cos., Inc. 4.90% 3/15/2049	719	646
	Marsh & McLennan Cos., Inc. 2.90% 12/15/2051	920	572
	Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	4,750	4,555
	Mastercard, Inc. 4.35% 1/15/2032	4,801	4,641
	Mastercard, Inc. 4.85% 3/9/2033	2,258	2,239
	Metropolitan Life Global Funding I 5.15% 3/28/2033[5]	1,600	1,582
	Morgan Stanley 4.679% 7/17/2026 (USD-SOFR + 1.669% on 7/17/2025)[12]	2,450	2,448
	Morgan Stanley 3.125% 7/27/2026	325	318
	Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[12]	4,458	4,472
	Morgan Stanley 5.449% 7/20/2029 (USD-SOFR + 1.63% on 7/20/2028)[12]	3,456	3,496
	Morgan Stanley 5.042% 7/19/2030 (USD-SOFR + 1.215% on 7/19/2029)[12]	7,000	6,978
	Morgan Stanley 5.516% 11/19/2055 (USD-SOFR + 1.71% on 11/19/2054)[12]	3,500	3,376
	Nationstar Mortgage Holdings, Inc. 7.125% 2/1/2032[5]	1,230	1,247
	Navient Corp. 6.75% 6/15/2026	300	304
	Navient Corp. 5.50% 3/15/2029	11,105	10,495
	Navient Corp. 11.50% 3/15/2031	4,860	5,440
	New York Life Global Funding 2.35% 7/14/2026[5]	590	572

109	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	New York Life Global Funding 4.55% 1/28/2033[5]	USD1,263	$1,208
	Northwestern Mutual Global Funding 1.75% 1/11/2027[5]	2,500	2,364
	OneMain Finance Corp. 3.875% 9/15/2028	1,106	1,020
	OneMain Finance Corp. 6.625% 5/15/2029	2,240	2,271
	OneMain Finance Corp. 5.375% 11/15/2029	1,725	1,660
	OneMain Finance Corp. 7.875% 3/15/2030	2,565	2,678
	OneMain Finance Corp. 7.50% 5/15/2031	105	108
	OneMain Finance Corp. 7.125% 11/15/2031	2,765	2,820
	Osaic Holdings, Inc. 10.75% 8/1/2027[5]	2,420	2,511
	Owl Rock Capital Corp. 3.75% 7/22/2025	2,874	2,851
	Oxford Finance, LLC 6.375% 2/1/2027[5]	920	912
	PayPal Holdings, Inc. 2.65% 10/1/2026	662	642
	PayPal Holdings, Inc. 2.30% 6/1/2030	616	540
	Planet Financial Group, LLC 10.50% 12/15/2029[5]	540	550
	Power Finance Corp., Ltd. 5.25% 8/10/2028	383	383
	Power Finance Corp., Ltd. 6.15% 12/6/2028	350	359
	Power Finance Corp., Ltd. 4.50% 6/18/2029	554	534
	Power Finance Corp., Ltd. 3.95% 4/23/2030	1,213	1,130
	Prudential Financial, Inc. 4.35% 2/25/2050	2,205	1,799
	Prudential Financial, Inc. 3.70% 3/13/2051	755	547
	Rocket Mortgage, LLC 2.875% 10/15/2026[5]	2,110	2,003
	Rocket Mortgage, LLC 3.625% 3/1/2029[5]	1,505	1,364
	Royal Bank of Canada 1.15% 6/10/2025	4,711	4,640
	Ryan Specialty, LLC 5.875% 8/1/2032[5]	165	163
	Starwood Property Trust, Inc. 4.375% 1/15/2027[5]	3,580	3,464
	Starwood Property Trust, Inc. 7.25% 4/1/2029[5]	970	996
	Starwood Property Trust, Inc. 6.50% 7/1/2030[5]	525	526
	Swiss Re Finance (Luxembourg) SA 5.00% 4/2/2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[5,12]	1,000	994
	Travelers Companies, Inc. 4.00% 5/30/2047	860	684
	Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028)[12]	1,677	1,794
	Truist Insurance Holdings, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.079% 5/6/2032[9,14]	2,189	2,251
	U.S. Bancorp 2.375% 7/22/2026	4,000	3,869
	UBS Group AG 4.125% 9/24/2025[5]	2,750	2,738
	UBS Group AG 2.193% 6/5/2026 (USD-SOFR + 2.044% on 6/5/2025)[5,12]	1,250	1,235
	UBS Group AG 3.869% 1/12/2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[5,12,15]	800	771
	UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029)[5,12]	3,575	3,599
	UniCredit SpA 4.625% 4/12/2027[5]	625	617
	Wells Fargo & Co. 2.164% 2/11/2026 (3-month USD CME Term SOFR + 1.012% on 2/11/2025)[12]	8,000	7,976
	Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027)[12]	7,025	7,141
	Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027)[12]	400	377
	Wells Fargo & Co. 6.303% 10/23/2029 (USD-SOFR + 1.79% on 10/23/2028)[12]	7,225	7,521
	Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[12]	3,750	3,988
	Westpac Banking Corp. 2.894% 2/4/2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[12]	3,000	2,994
	Westpac Banking Corp. 2.668% 11/15/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[12]	3,325	2,831
	Westpac Banking Corp. 2.963% 11/16/2040	1,500	1,069
			430,854

Health care 0.73%
	AbbVie, Inc. 5.40% 3/15/2054	7,250	6,985
	AdaptHealth, LLC 6.125% 8/1/2028[5]	645	632
	AdaptHealth, LLC 4.625% 8/1/2029[5]	1,990	1,792
	AdaptHealth, LLC 5.125% 3/1/2030[5]	1,010	921
	Amgen, Inc. 5.25% 3/2/2030	1,244	1,256
	Amgen, Inc. 5.25% 3/2/2033	2,990	2,969

American Funds Insurance Series	110

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
	Amgen, Inc. 5.60% 3/2/2043	USD1,500	$1,459
	Amgen, Inc. 5.65% 3/2/2053	2,750	2,650
	Amgen, Inc. 4.40% 2/22/2062	1,697	1,318
	Amgen, Inc. 5.75% 3/2/2063	258	248
	Astrazeneca Finance, LLC 1.75% 5/28/2028	1,871	1,699
	Astrazeneca Finance, LLC 4.90% 2/26/2031	1,850	1,849
	Astrazeneca Finance, LLC 2.25% 5/28/2031	742	632
	Astrazeneca Finance, LLC 5.00% 2/26/2034	3,550	3,513
	AstraZeneca PLC 3.375% 11/16/2025	1,140	1,129
	Bausch Health Companies, Inc. 5.50% 11/1/2025[5]	6,275	6,126
	Bausch Health Companies, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 9.707% 2/1/2027[9,14]	959	938
	Baxter International, Inc. 1.915% 2/1/2027	4,739	4,469
	Baxter International, Inc. 2.272% 12/1/2028	3,180	2,867
	Bayer US Finance, LLC 6.125% 11/21/2026[5]	6,047	6,165
	Bayer US Finance, LLC 6.25% 1/21/2029[5]	3,451	3,522
	Becton, Dickinson and Co. 5.081% 6/7/2029	3,363	3,386
	Bristol-Myers Squibb Co. 5.10% 2/22/2031	1,800	1,812
	Bristol-Myers Squibb Co. 5.20% 2/22/2034	825	824
	Bristol-Myers Squibb Co. 5.65% 2/22/2064	2,550	2,456
	Centene Corp. 4.25% 12/15/2027	565	548
	Centene Corp. 4.625% 12/15/2029	1,265	1,197
	Centene Corp. 2.625% 8/1/2031	7,750	6,387
	CHS / Community Health Systems, Inc. 5.625% 3/15/2027[5]	2,750	2,642
	CHS / Community Health Systems, Inc. 5.25% 5/15/2030[5]	2,130	1,751
	CVS Health Corp. 5.00% 1/30/2029	3,831	3,781
	CVS Health Corp. 5.40% 6/1/2029	4,144	4,147
	CVS Health Corp. 5.55% 6/1/2031	3,039	3,018
	CVS Health Corp. 5.70% 6/1/2034	4,053	3,986
	DaVita, Inc. 3.75% 2/15/2031[5]	1,140	987
	DaVita, Inc. 6.875% 9/1/2032[5]	810	817
	Elevance Health, Inc. 2.375% 1/15/2025	818	817
	Elevance Health, Inc. 4.90% 2/8/2026	1,417	1,416
	Elevance Health, Inc. 5.20% 2/15/2035	681	665
	Elevance Health, Inc. 5.125% 2/15/2053	344	306
	Endo Finance Holdings, Inc. 8.50% 4/15/2031[5]	2,200	2,334
	Endo International PLC, Term Loan B, (3-month USD CME Term SOFR + 4.00%) 8.745% 4/23/2031[9,14]	2,575	2,595
	GE HealthCare Technologies, Inc. 4.80% 8/14/2029	1,699	1,684
	Gilead Sciences, Inc. 5.25% 10/15/2033	2,642	2,653
	Grifols, SA 3.875% 10/15/2028	EUR800	751
	Grifols, SA 7.50% 5/1/2030	400	435
	HCA, Inc. 3.375% 3/15/2029	USD804	747
	HCA, Inc. 3.625% 3/15/2032	1,000	882
	HCA, Inc. 4.375% 3/15/2042	1,500	1,225
	HCA, Inc. 4.625% 3/15/2052	1,450	1,133
	Humana, Inc. 5.375% 4/15/2031	3,194	3,169
	Humana, Inc. 5.75% 4/15/2054	1,517	1,407
	IQVIA, Inc. 6.50% 5/15/2030[5]	1,975	2,012
	Jazz Securities DAC 4.375% 1/15/2029[5]	970	917
	Medline Borrower, LP 6.25% 4/1/2029[5]	2,050	2,074
	Medtronic Global Holdings S.C.A. 4.25% 3/30/2028	2,213	2,186
	Molina Healthcare, Inc. 4.375% 6/15/2028[5]	545	517
	Molina Healthcare, Inc. 3.875% 11/15/2030[5]	2,899	2,583
	Molina Healthcare, Inc. 3.875% 5/15/2032[5]	5,110	4,438
	Molina Healthcare, Inc. 6.25% 1/15/2033[5]	1,590	1,573
	Novant Health, Inc. 3.168% 11/1/2051	3,750	2,489
	Novartis Capital Corp. 1.75% 2/14/2025	500	498
	Novartis Capital Corp. 2.00% 2/14/2027	636	605
	Owens & Minor, Inc. 4.50% 3/31/2029[5]	4,635	4,142
	Owens & Minor, Inc. 6.625% 4/1/2030[5]	1,495	1,403

111	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
	Radiology Partners, Inc. 3.50% PIK and 4.275% Cash 1/31/2029[5,7]	USD3,255	$3,219
	Radiology Partners, Inc., Term Loan B, 1.50% PIK and 8.275% Cash 1/31/2029[7,9,14]	3,352	3,322
	Roche Holdings, Inc. 4.203% 9/9/2029[5]	3,450	3,374
	Roche Holdings, Inc. 4.592% 9/9/2034[5]	2,244	2,152
	Summa Health 3.511% 11/15/2051	1,655	1,182
	Tenet Healthcare Corp. 4.625% 6/15/2028	645	618
	Tenet Healthcare Corp. 4.25% 6/1/2029	1,975	1,856
	Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	15,615	15,018
	Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	11,995	11,725
	UnitedHealth Group, Inc. 4.95% 1/15/2032	7,149	7,071
	UnitedHealth Group, Inc. 5.15% 7/15/2034	3,650	3,603
	UnitedHealth Group, Inc. 5.625% 7/15/2054	2,900	2,817
	Viatris, Inc. 4.00% 6/22/2050	3,058	2,085
			196,576

Communication services 0.69%
	AT&T, Inc. 3.50% 9/15/2053	5,140	3,464
	CCO Holdings, LLC 4.75% 3/1/2030[5]	1,350	1,234
	CCO Holdings, LLC 4.50% 8/15/2030[5]	3,500	3,146
	CCO Holdings, LLC 4.25% 2/1/2031[5]	8,336	7,275
	CCO Holdings, LLC 4.75% 2/1/2032[5]	3,115	2,737
	CCO Holdings, LLC 4.50% 5/1/2032	7,189	6,192
	CCO Holdings, LLC 4.50% 6/1/2033[5]	2,085	1,757
	CCO Holdings, LLC 4.25% 1/15/2034[5]	135	110
	Charter Communications Operating, LLC 4.908% 7/23/2025	116	116
	Charter Communications Operating, LLC 5.25% 4/1/2053	3,750	3,034
	Comcast Corp. 2.35% 1/15/2027	4,000	3,825
	Comcast Corp. 4.80% 5/15/2033	2,416	2,348
	Comcast Corp. 5.65% 6/1/2054	2,281	2,207
	Connect Finco SARL 9.00% 9/15/2029[5]	5,700	5,199
	CSC Holdings, LLC 5.50% 4/15/2027[5]	900	807
	CSC Holdings, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 8.897% 1/18/2028[9,14]	2,680	2,629
	DIRECTV Financing, LLC 5.875% 8/15/2027[5]	1,705	1,663
	DISH Network Corp. 11.75% 11/15/2027[5]	7,950	8,430
	EchoStar Corp. 10.75% 11/30/2029	7,534	8,110
	EchoStar Corp. 6.75% 11/30/2030[7]	3,364	3,055
	Embarq, LLC 7.995% 6/1/2036	8,084	4,432
	Frontier Communications Holdings, LLC 6.75% 5/1/2029[5]	6,550	6,588
	Frontier Communications Holdings, LLC 5.875% 11/1/2029	6,591	6,560
	Frontier Communications Holdings, LLC 6.00% 1/15/2030[5]	3,196	3,192
	Frontier Communications Holdings, LLC 8.75% 5/15/2030[5]	1,100	1,163
	Gray Television, Inc. 10.50% 7/15/2029[5]	7,305	7,312
	Gray Television, Inc. 4.75% 10/15/2030[5]	1,656	905
	Gray Television, Inc. 5.375% 11/15/2031[5]	4,790	2,560
	Gray Television, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 9.803% 6/4/2029[9,14]	1,100	1,044
	Intelsat Jackson Holdings SA 6.50% 3/15/2030[5]	8,222	7,604
	Ligado Networks, LLC 15.50% PIK 11/1/2023[5,7,16]	5,837	2,101
	Ligado Networks, LLC, Term Loan, 17.50% PIK 11/1/2023[2,7,14,16]	726	690
	Meta Platforms, Inc. 4.75% 8/15/2034	4,000	3,896
	Meta Platforms, Inc. 5.40% 8/15/2054	4,000	3,877
	Nexstar Media, Inc. 5.625% 7/15/2027[5]	1,875	1,831
	Nexstar Media, Inc. 4.75% 11/1/2028[5]	2,950	2,754
	SBA Tower Trust 1.631% 11/15/2026[5]	8,707	8,165
	Sirius XM Radio, LLC 4.00% 7/15/2028[5]	4,000	3,690
	Sirius XM Radio, LLC 4.125% 7/1/2030[5]	7,282	6,364
	Sirius XM Radio, LLC 3.875% 9/1/2031[5]	8,372	7,016
	Take-Two Interactive Software, Inc. 4.00% 4/14/2032	2,438	2,251
	Tencent Holdings, Ltd. 2.39% 6/3/2030	566	495

American Funds Insurance Series	112

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
	T-Mobile USA, Inc. 1.50% 2/15/2026	USD500	$483
	T-Mobile USA, Inc. 2.05% 2/15/2028	325	299
	T-Mobile USA, Inc. 4.95% 3/15/2028	1,918	1,919
	T-Mobile USA, Inc. 4.80% 7/15/2028	4,000	3,979
	Univision Communications, Inc. 6.625% 6/1/2027[5]	6,300	6,282
	Univision Communications, Inc. 8.00% 8/15/2028[5]	300	306
	Univision Communications, Inc. 4.50% 5/1/2029[5]	6,159	5,520
	Univision Communications, Inc. 7.375% 6/30/2030[5]	1,216	1,165
	Verizon Communications, Inc. 2.55% 3/21/2031	410	353
	Verizon Communications, Inc. 2.355% 3/15/2032	2,944	2,442
	Verizon Communications, Inc. 5.05% 5/9/2033	1,946	1,925
	Verizon Communications, Inc. 2.875% 11/20/2050	671	413
	Verizon Communications, Inc. 5.50% 2/23/2054	272	261
	Verizon Communications, Inc. 2.987% 10/30/2056	1,343	797
	VMED O2 UK Financing I PLC 4.25% 1/31/2031[5]	2,225	1,902
	Vodafone Group PLC 4.25% 9/17/2050	4,350	3,379
	WarnerMedia Holdings, Inc. 3.638% 3/15/2025	3,807	3,795
	WarnerMedia Holdings, Inc. 3.755% 3/15/2027	1,018	981
			188,029

Energy 0.60%
	Antero Midstream Partners, LP 5.375% 6/15/2029[5]	2,390	2,329
	Antero Midstream Partners, LP 6.625% 2/1/2032[5]	175	176
	Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[5]	1,270	1,238
	Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032[5]	510	507
	Baytex Energy Corp. 8.50% 4/30/2030[5]	225	230
	Blue Racer Midstream, LLC 7.25% 7/15/2032[5]	300	309
	Borr IHC, Ltd. 10.00% 11/15/2028[5]	3,214	3,211
	Borr IHC, Ltd. 10.375% 11/15/2030[5]	1,332	1,330
	Canadian Natural Resources, Ltd. 2.05% 7/15/2025	961	947
	Canadian Natural Resources, Ltd. 4.95% 6/1/2047	1,559	1,339
	CITGO Petroleum Corp. 8.375% 1/15/2029[5]	2,075	2,140
	Civitas Resources, Inc. 5.00% 10/15/2026[5]	480	474
	Civitas Resources, Inc. 8.375% 7/1/2028[5]	2,780	2,891
	Civitas Resources, Inc. 8.625% 11/1/2030[5]	525	550
	Civitas Resources, Inc. 8.75% 7/1/2031[5]	735	767
	CNX Midstream Partners, LP 4.75% 4/15/2030[5]	1,055	966
	CNX Resources Corp. 6.00% 1/15/2029[5]	2,675	2,626
	CNX Resources Corp. 7.375% 1/15/2031[5]	553	569
	CNX Resources Corp. 7.25% 3/1/2032[5]	1,180	1,206
	Comstock Resources, Inc. 5.875% 1/15/2030[5]	220	205
	ConocoPhillips Co. 5.50% 1/15/2055	11,500	10,947
	Crescent Energy Finance, LLC 7.625% 4/1/2032[5]	1,510	1,504
	Crescent Energy Finance, LLC 7.375% 1/15/2033[5]	1,210	1,176
	Diamond Foreign Asset Co. 8.50% 10/1/2030[5]	575	597
	Diamondback Energy, Inc. 6.25% 3/15/2053	500	499
	Diamondback Energy, Inc. 5.75% 4/18/2054	2,149	2,018
	Diamondback Energy, Inc. 5.90% 4/18/2064	2,160	2,030
	Enbridge, Inc. 2.50% 1/15/2025	300	300
	Enbridge, Inc. 3.70% 7/15/2027	62	61
	Encino Acquisition Partners Holdings, LLC 8.75% 5/1/2031[5]	395	417
	Energy Transfer, LP 4.75% 1/15/2026	2,494	2,492
	Eni SpA 5.95% 5/15/2054[5]	831	799
	Enterprise Products Operating, LLC 5.05% 1/10/2026	3,519	3,538
	Enterprise Products Operating, LLC 4.90% 5/15/2046	500	445
	EOG Resources, Inc. 5.65% 12/1/2054	9,250	9,067
	EQM Midstream Partners, LP 7.50% 6/1/2030[5]	642	686
	EQM Midstream Partners, LP 4.75% 1/15/2031[5]	1,635	1,539
	Equinor ASA 4.25% 11/23/2041	2,000	1,722
	Expand Energy Corp. 5.875% 2/1/2029[5]	790	784

113	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
	Expand Energy Corp. 5.375% 3/15/2030	USD1,645	$1,610
	Expand Energy Corp. 4.75% 2/1/2032	810	755
	Expand Energy Corp. 4.875% 4/15/2032[16]	7,225	31
	Exxon Mobil Corp. 2.44% 8/16/2029	213	194
	Genesis Energy, LP 8.00% 1/15/2027	1,493	1,520
	Genesis Energy, LP 7.75% 2/1/2028	350	351
	Genesis Energy, LP 8.25% 1/15/2029	670	677
	Genesis Energy, LP 8.875% 4/15/2030	884	900
	Genesis Energy, LP 7.875% 5/15/2032	1,120	1,098
	Global Partners, LP 8.25% 1/15/2032[5]	155	160
	GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036[5]	1,135	1,122
	GreenSaif Pipelines Bidco SARL 6.129% 2/23/2038	3,880	3,896
	GreenSaif Pipelines Bidco SARL 6.51% 2/23/2042	2,235	2,269
	GreenSaif Pipelines Bidco SARL 6.103% 8/23/2042[5]	4,750	4,639
	Halliburton Co. 3.80% 11/15/2025	6	6
	Harvest Midstream I, LP 7.50% 9/1/2028[5]	850	858
	Harvest Midstream I, LP 7.50% 5/15/2032[5]	390	398
	Hess Midstream Operations, LP 5.125% 6/15/2028[5]	1,655	1,611
	Hess Midstream Operations, LP 4.25% 2/15/2030[5]	960	889
	Hess Midstream Operations, LP 5.50% 10/15/2030[5]	400	389
	Hilcorp Energy I, LP 6.00% 4/15/2030[5]	650	614
	Hilcorp Energy I, LP 6.00% 2/1/2031[5]	750	696
	Hilcorp Energy I, LP 8.375% 11/1/2033[5]	625	639
	Kodiak Gas Services, LLC 7.25% 2/15/2029[5]	110	112
	Matador Resources Co. 6.50% 4/15/2032[5]	1,325	1,312
	MPLX, LP 4.125% 3/1/2027	500	493
	MPLX, LP 4.50% 4/15/2038	750	654
	Nabors Industries, Inc. 9.125% 1/31/2030[5]	1,745	1,776
	NewCo Holding USD 20 SARL 9.375% 11/7/2029[5]	2,070	2,064
	NFE Financing, LLC 12.00% 11/15/2029[5]	20,203	21,242
	Noble Finance II, LLC 8.00% 4/15/2030[5]	1,095	1,107
	Northern Oil and Gas, Inc. 8.75% 6/15/2031[5]	300	310
	Parkland Corp. 4.625% 5/1/2030[5]	510	469
	Permian Resources Operating, LLC 9.875% 7/15/2031[5]	905	996
	Permian Resources Operating, LLC 7.00% 1/15/2032[5]	1,020	1,036
	Permian Resources Operating, LLC 6.25% 2/1/2033[5]	800	790
	Petroleos Mexicanos 6.875% 10/16/2025	3,755	3,746
	Petroleos Mexicanos 4.50% 1/23/2026	400	386
	Petroleos Mexicanos 7.69% 1/23/2050	400	302
	Plains All American Pipeline, LP 3.80% 9/15/2030	113	105
	Rockies Express Pipeline, LLC 4.95% 7/15/2029[5]	2,689	2,555
	Saudi Arabian Oil Co. 5.75% 7/17/2054[5]	4,240	3,973
	South Bow USA Infrastructure Holdings, LLC 5.026% 10/1/2029[5]	1,861	1,829
	South Bow USA Infrastructure Holdings, LLC 6.176% 10/1/2054[5]	406	394
	Sunoco, LP 7.00% 9/15/2028[5]	1,475	1,510
	Sunoco, LP 4.50% 5/15/2029	925	873
	Sunoco, LP 4.50% 4/30/2030	1,105	1,026
	Talos Production, Inc. 9.00% 2/1/2029[5]	500	513
	Talos Production, Inc. 9.375% 2/1/2031[5]	170	173
	TGS ASA 8.50% 1/15/2030[5]	1,235	1,269
	TotalEnergies Capital SA 5.275% 9/10/2054	3,750	3,470
	TransCanada Pipelines, Ltd. 4.25% 5/15/2028	1,090	1,065
	TransCanada Pipelines, Ltd. 4.10% 4/15/2030	598	568
	Valero Energy Corp. 4.00% 4/1/2029	4,000	3,842
	Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[5]	1,030	947
	Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[5]	840	753
	Venture Global LNG, Inc. 8.375% 6/1/2031[5]	1,955	2,041
	Weatherford International, Ltd. 8.625% 4/30/2030[5]	7,860	8,122
			161,776

American Funds Insurance Series	114

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Consumer discretionary 0.51%
	Advance Auto Parts, Inc. 3.90% 4/15/2030	USD813	$725
	Advance Auto Parts, Inc. 3.50% 3/15/2032	458	380
	Alibaba Group Holding, Ltd. 2.125% 2/9/2031	501	422
	Alibaba Group Holding, Ltd. 4.50% 11/28/2034	766	710
	Alibaba Group Holding, Ltd. 4.00% 12/6/2037	200	171
	Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[5]	590	609
	American Honda Finance Corp. 3.50% 2/15/2028	750	722
	Asbury Automotive Group, Inc. 4.625% 11/15/2029[5]	2,115	1,971
	Carnival Corp. 4.00% 8/1/2028[5]	4,675	4,434
	Daimler Trucks Finance North America, LLC 5.125% 1/19/2028[5]	604	607
	Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[5]	1,350	1,227
	Daimler Trucks Finance North America, LLC 5.125% 9/25/2029[5]	3,661	3,677
	Daimler Trucks Finance North America, LLC 5.375% 6/25/2034[5]	1,070	1,062
	Fertitta Entertainment, LLC 4.625% 1/15/2029[5]	3,580	3,335
	Ford Motor Credit Co., LLC 6.798% 11/7/2028	2,111	2,188
	Ford Motor Credit Co., LLC 5.80% 3/8/2029	3,385	3,388
	Ford Motor Credit Co., LLC 4.00% 11/13/2030	1,915	1,726
	Ford Motor Credit Co., LLC 7.122% 11/7/2033	1,425	1,488
	Gap, Inc. 3.625% 10/1/2029[5]	241	217
	Gap, Inc. 3.875% 10/1/2031[5]	158	137
	General Motors Financial Co., Inc. 4.90% 10/6/2029	11,792	11,622
	General Motors Financial Co., Inc. 5.45% 9/6/2034	8,066	7,834
	Global Auto Holdings PLC 11.50% 8/15/2029[5]	2,025	2,063
	Group 1 Automotive, Inc. 6.375% 1/15/2030[5]	1,385	1,391
	Hanesbrands, Inc. 4.875% 5/15/2026[5]	2,700	2,661
	Hanesbrands, Inc. 9.00% 2/15/2031[5]	1,625	1,734
	Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031[5]	1,885	1,696
	Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029[5]	3,580	3,377
	Home Depot, Inc. 1.50% 9/15/2028	3,000	2,683
	Home Depot, Inc. 3.90% 12/6/2028	825	804
	Home Depot, Inc. 2.95% 6/15/2029	1,174	1,089
	Home Depot, Inc. 1.875% 9/15/2031	3,000	2,479
	Home Depot, Inc. 4.50% 12/6/2048	428	366
	Hyundai Capital America 1.50% 6/15/2026[5]	850	810
	Hyundai Capital America 5.45% 6/24/2026[5]	4,358	4,390
	Hyundai Capital America 5.275% 6/24/2027[5]	7,000	7,058
	Hyundai Capital America 2.375% 10/15/2027[5]	2,579	2,407
	Hyundai Capital America 2.10% 9/15/2028[5]	3,075	2,756
	Hyundai Capital America 5.40% 1/8/2031[5]	1,106	1,106
	International Game Technology PLC 5.25% 1/15/2029[5]	2,445	2,387
	KB Home 7.25% 7/15/2030	1,295	1,329
	Kontoor Brands, Inc. 4.125% 11/15/2029[5]	910	839
	LCM Investments Holdings II, LLC 4.875% 5/1/2029[5]	440	411
	LCM Investments Holdings II, LLC 8.25% 8/1/2031[5]	1,025	1,065
	Lindblad Expeditions, LLC 6.75% 2/15/2027[5]	380	382
	Lithia Motors, Inc. 3.875% 6/1/2029[5]	2,900	2,653
	Lithia Motors, Inc. 4.375% 1/15/2031[5]	1,025	933
	Marriott International, Inc. 4.90% 4/15/2029	1,207	1,205
	Marriott International, Inc. 2.75% 10/15/2033	2,500	2,058
	Marriott Ownership Resorts, Inc. 4.50% 6/15/2029[5]	620	579
	McDonald’s Corp. 4.60% 9/9/2032	716	697
	McDonald’s Corp. 4.95% 8/14/2033	559	555
	Melco Resorts Finance, Ltd. 5.75% 7/21/2028[5]	1,710	1,635
	Mercedes-Benz Finance North America, LLC 5.375% 11/26/2025[5]	1,500	1,512
	NCL Corp., Ltd. 5.875% 2/15/2027[5]	2,450	2,444
	Newell Brands Inc. 6.625% 9/15/2029	1,850	1,885
	Newell Brands, Inc. 6.375% 5/15/2030	535	537
	Newell Brands, Inc. 6.625% 5/15/2032	385	388
	Party City Holdings, Inc. 12.00% PIK 1/11/2029[2,5,7]	1,355	136
	Penske Automotive Group, Inc. 3.75% 6/15/2029	675	614
	RHP Hotel Properties, LP 4.50% 2/15/2029[5]	640	605

115	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
	Royal Caribbean Cruises, Ltd. 5.375% 7/15/2027[5]	USD1,795	$1,785
	Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033[5]	2,025	2,022
	Saks Global Enterprises, LLC 11.00% 12/15/2029[5]	1,250	1,205
	Sally Holdings, LLC 6.75% 3/1/2032	170	171
	Sands China, Ltd. 2.30% 3/8/2027	2,075	1,935
	Sonic Automotive, Inc. 4.625% 11/15/2029[5]	3,645	3,369
	Sonic Automotive, Inc. 4.875% 11/15/2031[5]	2,215	1,989
	Stellantis Finance US, Inc. 1.711% 1/29/2027[5]	2,200	2,053
	Stellantis Finance US, Inc. 5.625% 1/12/2028[5]	2,500	2,537
	Tempur Sealy International, Inc. 4.00% 4/15/2029[5]	420	387
	Toyota Motor Credit Corp. 0.80% 1/9/2026	429	414
	Toyota Motor Credit Corp. 1.90% 1/13/2027	2,500	2,372
	Travel + Leisure Co. 4.50% 12/1/2029[5]	2,100	1,963
	Volkswagen Group of America Finance, LLC 4.625% 11/13/2025[5]	3,845	3,840
			138,413

Real estate 0.43%
	Alexandria Real Estate Equities, Inc. 3.80% 4/15/2026	315	311
	Alexandria Real Estate Equities, Inc. 3.95% 1/15/2028	1,220	1,187
	Alexandria Real Estate Equities, Inc. 2.75% 12/15/2029	1,940	1,736
	Alexandria Real Estate Equities, Inc. 3.375% 8/15/2031	1,320	1,183
	Alexandria Real Estate Equities, Inc. 1.875% 2/1/2033	4,095	3,157
	Alexandria Real Estate Equities, Inc. 4.85% 4/15/2049	410	353
	American Tower Corp. 1.45% 9/15/2026	2,369	2,242
	American Tower Corp. 3.55% 7/15/2027	1,425	1,382
	American Tower Corp. 3.60% 1/15/2028	1,000	963
	American Tower Corp. 1.50% 1/31/2028	2,500	2,257
	American Tower Corp. 2.30% 9/15/2031	1,500	1,248
	American Tower Corp. 2.95% 1/15/2051	2,000	1,238
	Anywhere Real Estate Group, LLC 5.75% 1/15/2029[5]	3,040	2,437
	Anywhere Real Estate Group, LLC 7.00% 4/15/2030[5]	1,975	1,754
	Boston Properties, LP 6.50% 1/15/2034	2,223	2,331
	Boston Properties, LP 5.75% 1/15/2035	2,593	2,544
	Essex Portfolio, LP 3.50% 4/1/2025	6,825	6,802
	Extra Space Storage, LP 2.35% 3/15/2032	1,385	1,134
	Host Hotels & Resorts, LP 4.50% 2/1/2026	355	353
	Howard Hughes Corp. (The) 5.375% 8/1/2028[5]	1,705	1,659
	Howard Hughes Corp. (The) 4.125% 2/1/2029[5]	2,855	2,640
	Howard Hughes Corp. (The) 4.375% 2/1/2031[5]	3,900	3,514
	Invitation Homes Operating Partnership, LP 2.00% 8/15/2031	2,401	1,952
	Iron Mountain, Inc. 5.25% 7/15/2030[5]	3,785	3,616
	Iron Mountain, Inc. 4.50% 2/15/2031[5]	2,650	2,425
	Kennedy-Wilson, Inc. 4.75% 3/1/2029	4,045	3,674
	Kennedy-Wilson, Inc. 4.75% 2/1/2030	4,300	3,808
	Kennedy-Wilson, Inc. 5.00% 3/1/2031	2,260	1,986
	Kilroy Realty, LP 6.25% 1/15/2036	406	403
	Ladder Capital Finance Holdings LLLP 4.25% 2/1/2027[5]	3,842	3,708
	Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029[5]	2,295	2,166
	Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031[5]	355	365
	MPT Operating Partnership, LP 5.25% 8/1/2026	715	659
	MPT Operating Partnership, LP 5.00% 10/15/2027	10,727	9,054
	MPT Operating Partnership, LP 4.625% 8/1/2029	130	93
	Park Intermediate Holdings, LLC 4.875% 5/15/2029[5]	2,280	2,148
	Prologis, LP 4.875% 6/15/2028	1,357	1,361
	Prologis, LP 4.75% 6/15/2033	2,359	2,285
	Prologis, LP 5.00% 3/15/2034	1,850	1,808
	Prologis, LP 5.00% 1/31/2035	3,111	3,033
	Public Storage Operating Co. 1.85% 5/1/2028	2,490	2,272
	Public Storage Operating Co. 1.95% 11/9/2028	2,027	1,825
	Public Storage Operating Co. 2.30% 5/1/2031	719	614

American Funds Insurance Series	116

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
	RLJ Lodging Trust, LP 4.00% 9/15/2029[5]	USD1,240	$1,125
	Scentre Group Trust 1 3.50% 2/12/2025[5]	3,075	3,068
	Scentre Group Trust 1 3.25% 10/28/2025[5]	1,000	986
	Scentre Group Trust 1 3.75% 3/23/2027[5]	2,430	2,366
	Service Properties Trust 5.25% 2/15/2026	510	496
	Service Properties Trust 4.75% 10/1/2026	1,635	1,548
	Service Properties Trust 4.95% 2/15/2027	1,540	1,441
	Service Properties Trust 5.50% 12/15/2027	655	616
	Service Properties Trust 3.95% 1/15/2028	1,815	1,522
	Service Properties Trust 8.375% 6/15/2029	3,028	2,930
	Service Properties Trust 4.95% 10/1/2029	2,715	2,162
	Service Properties Trust 4.375% 2/15/2030	705	533
	Service Properties Trust 8.625% 11/15/2031[5]	1,775	1,855
	Service Properties Trust 8.875% 6/15/2032	2,078	1,925
	Sun Communities Operating, LP 2.30% 11/1/2028	1,845	1,665
	Sun Communities Operating, LP 2.70% 7/15/2031	876	737
	UDR, Inc. 2.95% 9/1/2026	760	738
			117,393

Industrials 0.41%
	AAdvantage Loyalty IP, Ltd. 5.50% 4/20/2026[5]	503	501
	Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029[2,5,9,14]	6,200	6,153
	Allison Transmission, Inc. 3.75% 1/30/2031[5]	3,445	3,050
	Amentum Escrow Corp., Term Loan, (3-month USD CME Term SOFR + 2.25%) 6.607% 9/29/2031[9,14]	2,000	1,998
	Avis Budget Car Rental, LLC 5.75% 7/15/2027[5]	1,025	1,011
	Avis Budget Car Rental, LLC 4.75% 4/1/2028[5]	35	33
	Avis Budget Car Rental, LLC 5.375% 3/1/2029[5]	2,450	2,294
	Avis Budget Car Rental, LLC 8.25% 1/15/2030[5]	1,075	1,110
	Avis Budget Car Rental, LLC 8.00% 2/15/2031[5]	2,140	2,192
	BAE Systems PLC 5.125% 3/26/2029[5]	3,403	3,412
	BAE Systems PLC 5.25% 3/26/2031[5]	2,663	2,672
	BAE Systems PLC 5.30% 3/26/2034[5]	2,772	2,765
	BAE Systems PLC 5.50% 3/26/2054[5]	599	584
	Boeing Co. (The) 3.10% 5/1/2026	251	245
	Boeing Co. (The) 3.25% 2/1/2028	2,000	1,884
	Boeing Co. (The) 5.15% 5/1/2030	945	932
	Boeing Co. (The) 3.625% 2/1/2031	178	162
	Boeing Co. (The) 6.388% 5/1/2031	227	237
	Boeing Co. (The) 3.60% 5/1/2034	2,500	2,097
	Boeing Co. (The) 6.528% 5/1/2034	4,274	4,480
	Boeing Co. (The) 5.805% 5/1/2050	3,380	3,149
	Boeing Co. (The) 6.858% 5/1/2054	520	553
	Bombardier, Inc. 7.875% 4/15/2027[5]	501	502
	Brink’s Co. (The) 4.625% 10/15/2027[5]	2,385	2,316
	Brink’s Co. (The) 6.50% 6/15/2029[5]	485	492
	Brink’s Co. (The) 6.75% 6/15/2032[5]	850	857
	Canadian Pacific Railway Co. 1.75% 12/2/2026	1,385	1,312
	Canadian Pacific Railway Co. 3.10% 12/2/2051	829	539
	Carrier Global Corp. 6.20% 3/15/2054	163	173
	Chart Industries, Inc. 7.50% 1/1/2030[5]	1,347	1,402
	Clarivate Science Holdings Corp. 3.875% 7/1/2028[5]	290	270
	Clarivate Science Holdings Corp. 4.875% 7/1/2029[5]	255	238
	CoreLogic, Inc. 4.50% 5/1/2028[5]	6,075	5,684
	CSX Corp. 4.25% 3/15/2029	1,062	1,040
	Fortress Transportation and Infrastructure Investors, LLC 5.50% 5/1/2028[5]	640	629
	Herc Holdings, Inc. 6.625% 6/15/2029[5]	325	329
	Icahn Enterprises, LP 5.25% 5/15/2027	1,835	1,739
	Icahn Enterprises, LP 4.375% 2/1/2029	1,525	1,275

117	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
	Icahn Enterprises, LP 10.00% 11/15/2029[5]	USD980	$984
	L3Harris Technologies, Inc. 5.40% 7/31/2033	4,530	4,525
	L3Harris Technologies, Inc. 5.60% 7/31/2053	1,498	1,452
	Lockheed Martin Corp. 5.10% 11/15/2027	951	967
	Lockheed Martin Corp. 4.45% 5/15/2028	2,906	2,885
	Lockheed Martin Corp. 5.70% 11/15/2054	1,849	1,885
	Masco Corp. 1.50% 2/15/2028	774	698
	Masco Corp. 2.00% 2/15/2031	497	416
	Masco Corp. 3.125% 2/15/2051	230	145
	Norfolk Southern Corp. 4.45% 3/1/2033	654	624
	Norfolk Southern Corp. 3.05% 5/15/2050	2,746	1,778
	Norfolk Southern Corp. 5.35% 8/1/2054	4,136	3,942
	Northrop Grumman Corp. 2.93% 1/15/2025	1,820	1,819
	Northrop Grumman Corp. 3.25% 1/15/2028	3,495	3,342
	OneSky Flight, LLC 8.875% 12/15/2029[5]	625	626
	Otis Worldwide Corp. 2.293% 4/5/2027	2,135	2,024
	Reworld Holding Corp. 4.875% 12/1/2029[5]	1,035	958
	RTX Corp. 5.15% 2/27/2033	2,669	2,648
	RTX Corp. 5.375% 2/27/2053	3,950	3,754
	Spirit AeroSystems, Inc. 9.375% 11/30/2029[5]	1,210	1,297
	Texas Combined Tirz I, LLC 0% 12/7/2062[2,5]	400	400
	TransDigm, Inc. 5.50% 11/15/2027	2,200	2,164
	TransDigm, Inc. 6.625% 3/1/2032[5]	1,485	1,500
	Triumph Group, Inc. 9.00% 3/15/2028[5]	2,581	2,691
	Union Pacific Corp. 2.40% 2/5/2030	2,414	2,144
	Union Pacific Corp. 2.95% 3/10/2052	1,000	632
	Union Pacific Corp. 3.839% 3/20/2060	546	391
	Union Pacific Corp. 3.799% 4/6/2071	545	370
	United Rentals (North America), Inc. 3.875% 2/15/2031	2,035	1,820
	United Rentals (North America), Inc. 3.75% 1/15/2032	215	188
	XPO, Inc. 7.125% 6/1/2031[5]	800	824
			110,204

Information technology 0.38%
	Accenture Capital, Inc. 4.25% 10/4/2031	5,283	5,078
	Accenture Capital, Inc. 4.50% 10/4/2034	4,969	4,724
	Adobe, Inc. 1.90% 2/1/2025	366	365
	Analog Devices, Inc. 5.05% 4/1/2034	1,281	1,280
	Analog Devices, Inc. 5.30% 4/1/2054	1,762	1,680
	Broadcom, Inc. 3.469% 4/15/2034[5]	193	167
	Cisco Systems, Inc. 4.95% 2/26/2031	3,015	3,027
	Cisco Systems, Inc. 5.05% 2/26/2034	112	112
	Cloud Software Group, Inc. 6.50% 3/31/2029[5]	2,000	1,966
	Cloud Software Group, Inc. 9.00% 9/30/2029[5]	3,750	3,812
	Cloud Software Group, Inc. 8.25% 6/30/2032[5]	2,975	3,070
	Cloud Software Group, Inc., Term Loan B1, (3-month USD CME Term SOFR + 3.50%) 7.829% 3/30/2029[9,14]	3,835	3,852
	CommScope Technologies, LLC 5.00% 3/15/2027[5]	4,553	4,076
	CommScope, LLC 6.00% 3/1/2026[5]	5,865	5,843
	CommScope, LLC 8.25% 3/1/2027[5]	1,352	1,295
	CommScope, LLC 7.125% 7/1/2028[5]	448	395
	CommScope, LLC 9.50% 12/15/2031[5]	400	415
	Diebold Nixdorf, Inc. 7.75% 3/31/2030[5]	6,575	6,766
	Ellucian Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.267% 11/15/2032[9,14]	225	229
	Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.645% 9/13/2029[4,9,14]	2,627	2,643

American Funds Insurance Series	118

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
	Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.645% 9/13/2029[4,9,14]	USD189	$190
	Hughes Satellite Systems Corp. 5.25% 8/1/2026	12,971	11,903
	Hughes Satellite Systems Corp. 6.625% 8/1/2026	8,528	6,791
	ION Trading Technologies SARL 9.50% 5/30/2029[5]	560	588
	McAfee Corp. 7.375% 2/15/2030[5]	400	389
	Microchip Technology, Inc. 5.05% 3/15/2029	3,000	2,995
	Microchip Technology, Inc. 5.05% 2/15/2030	2,361	2,345
	Microsoft Corp. 2.921% 3/17/2052	4,814	3,183
	NCR Atleos Corp. 9.50% 4/1/2029[5]	4,144	4,493
	NCR Voyix Corp. 5.125% 4/15/2029[5]	236	226
	Open Text Holdings, Inc. 4.125% 12/1/2031[5]	400	355
	Synaptics, Inc. 4.00% 6/15/2029[5]	875	798
	Texas Instruments, Inc. 4.60% 2/8/2029	2,480	2,474
	Texas Instruments, Inc. 4.85% 2/8/2034	1,343	1,321
	UKG, Inc. 6.875% 2/1/2031[5]	500	508
	Unisys Corp. 6.875% 11/1/2027[5]	370	361
	Viasat, Inc. 5.625% 9/15/2025[5]	150	149
	Viasat, Inc. 5.625% 4/15/2027[5]	6,668	6,461
	Viasat, Inc. 6.50% 7/15/2028[5]	1,275	1,035
	Viasat, Inc. 7.50% 5/30/2031[5]	6,626	4,615
	Viavi Solutions, Inc. 3.75% 10/1/2029[5]	355	322
	Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (11.875% on 6/23/2025)[2,4,7,12]	1,005	1,013
	Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (11.875% on 6/23/2025)[2,4,7,12]	333	335
			103,645

Materials 0.36%
	Alliance Resource Operating Partners, LP 8.625% 6/15/2029[5]	500	526
	ATI, Inc. 4.875% 10/1/2029	710	677
	ATI, Inc. 5.125% 10/1/2031	1,110	1,049
	Avient Corp. 7.125% 8/1/2030[5]	855	877
	Avient Corp. 6.25% 11/1/2031[5]	170	168
	Ball Corp. 3.125% 9/15/2031	2,520	2,141
	CAN-PACK Spolka Akcyjna 3.875% 11/15/2029[5]	460	415
	Celanese US Holdings, LLC 6.165% 7/15/2027	3,500	3,553
	Celanese US Holdings, LLC 6.80% 11/15/2030	3,466	3,590
	Celanese US Holdings, LLC 6.95% 11/15/2033	1,806	1,875
	Cleveland-Cliffs, Inc. 5.875% 6/1/2027	5,425	5,399
	Cleveland-Cliffs, Inc. 4.625% 3/1/2029[5]	3,625	3,384
	Cleveland-Cliffs, Inc. 6.875% 11/1/2029[5]	1,650	1,634
	Cleveland-Cliffs, Inc. 6.75% 4/15/2030[5]	2,275	2,228
	Cleveland-Cliffs, Inc. 4.875% 3/1/2031[5]	775	696
	Cleveland-Cliffs, Inc. 7.00% 3/15/2032[5]	2,695	2,650
	Consolidated Energy Finance SA 12.00% 2/15/2031[5]	1,630	1,567
	Coronado Finance Pty, Ltd. 9.25% 10/1/2029[5]	3,000	3,046
	CVR Partners, LP 6.125% 6/15/2028[5]	925	901
	Dow Chemical Co. (The) 4.80% 5/15/2049	485	408
	Dow Chemical Co. (The) 3.60% 11/15/2050	1,180	811
	First Quantum Minerals, Ltd. 6.875% 10/15/2027[5]	13,045	13,032
	First Quantum Minerals, Ltd. 9.375% 3/1/2029[5]	5,370	5,718
	FXI Holdings, Inc. 12.25% 11/15/2026[5]	4,517	4,319
	FXI Holdings, Inc. 12.25% 11/15/2026[5]	2,181	2,099
	INEOS Finance PLC 6.75% 5/15/2028[5]	1,985	2,007
	INEOS Finance PLC 7.50% 4/15/2029[5]	395	405
	International Flavors & Fragrances, Inc. 1.832% 10/15/2027[5]	5,400	4,964
	Kaiser Aluminum Corp. 4.625% 3/1/2028[5]	1,795	1,690
	Linde, Inc. 1.10% 8/10/2030	2,938	2,429

119	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
	LSB Industries, Inc. 6.25% 10/15/2028[5]	USD1,560	$1,514
	Methanex Corp. 5.125% 10/15/2027	6,305	6,175
	Methanex US Operations Inc. 6.25% 3/15/2032[5]	655	648
	Mineral Resources, Ltd. 9.25% 10/1/2028[5]	945	993
	Mineral Resources, Ltd. 8.50% 5/1/2030[5]	1,525	1,557
	Mosaic Co. 4.05% 11/15/2027	1,050	1,030
	NOVA Chemicals Corp. 4.25% 5/15/2029[5]	1,875	1,698
	NOVA Chemicals Corp. 9.00% 2/15/2030[5]	775	819
	NOVA Chemicals Corp. 7.00% 12/1/2031[5]	1,130	1,126
	Novelis Corp. 3.875% 8/15/2031[5]	550	474
	SCIH Salt Holdings, Inc. 4.875% 5/1/2028[5]	1,715	1,615
	SCIH Salt Holdings, Inc. 6.625% 5/1/2029[5]	605	575
	Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 8.00% PIK and 7.286% Cash 1/16/2026[7,9,14]	736	743
	Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 8.00% PIK and 7.304% Cash 10/10/2028[7,9,14]	1,217	1,214
	Veritiv Operating Co. 10.50% 11/30/2030[5]	640	690
	Warrior Met Coal, Inc. 7.875% 12/1/2028[5]	2,212	2,294
	Westlake Corp. 4.375% 11/15/2047	500	396
			97,819

Consumer staples 0.28%
	7-Eleven, Inc. 0.95% 2/10/2026[5]	825	790
	BAT Capital Corp. 6.343% 8/2/2030	1,191	1,253
	BAT Capital Corp. 6.421% 8/2/2033	1,290	1,364
	BAT Capital Corp. 4.54% 8/15/2047	627	495
	Campbell’s Co. (The) 4.75% 3/23/2035	5,502	5,191
	Central Garden & Pet Co. 4.125% 4/30/2031[5]	955	845
	Coca-Cola Co. 1.00% 3/15/2028	940	843
	Coca-Cola Co. 4.65% 8/14/2034	1,806	1,757
	Constellation Brands, Inc. 3.60% 2/15/2028	625	601
	Constellation Brands, Inc. 2.25% 8/1/2031	1,487	1,238
	Coty, Inc. 4.75% 1/15/2029[5]	830	792
	Fiesta Purchaser, Inc. 9.625% 9/15/2032[5]	400	420
	J. M. Smucker Co. (The) 5.90% 11/15/2028	2,662	2,758
	J. M. Smucker Co. (The) 6.20% 11/15/2033	1,734	1,829
	J. M. Smucker Co. (The) 6.50% 11/15/2043	256	273
	J. M. Smucker Co. (The) 6.50% 11/15/2053	899	965
	Kroger Co. 5.00% 9/15/2034	4,462	4,324
	Kroger Co. 5.50% 9/15/2054	1,983	1,870
	Lamb Weston Holdings, Inc. 4.125% 1/31/2030[5]	2,210	2,023
	Philip Morris International, Inc. 5.125% 11/17/2027	3,073	3,111
	Philip Morris International, Inc. 4.875% 2/15/2028	6,000	6,016
	Philip Morris International, Inc. 4.625% 11/1/2029	6,764	6,675
	Philip Morris International, Inc. 5.625% 11/17/2029	1,482	1,527
	Philip Morris International, Inc. 5.125% 2/15/2030	4,166	4,189
	Philip Morris International, Inc. 5.125% 2/13/2031	2,275	2,276
	Philip Morris International, Inc. 4.75% 11/1/2031	6,194	6,061
	Philip Morris International, Inc. 4.90% 11/1/2034	6,755	6,495
	Post Holdings, Inc. 4.625% 4/15/2030[5]	2,886	2,664
	Post Holdings, Inc. 6.25% 2/15/2032[5]	279	277
	Prestige Brands, Inc. 3.75% 4/1/2031[5]	1,115	980
	Reynolds American, Inc. 5.85% 8/15/2045	2,030	1,936
	Simmons Foods, Inc. 4.625% 3/1/2029[5]	275	255
	Target Corp. 4.50% 9/15/2034	1,447	1,376
	United Natural Foods, Inc. 6.75% 10/15/2028[5]	500	493
	Walgreens Boots Alliance, Inc. 3.45% 6/1/2026	750	727
			74,689

American Funds Insurance Series	120

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Utilities 0.22%
	Calpine Corp. 3.75% 3/1/2031[5]	USD1,975	$1,767
	Commonwealth Edison Co. 4.35% 11/15/2045	1,085	913
	Commonwealth Edison Co. 3.85% 3/15/2052	2,600	1,937
	Connecticut Light and Power Co. (The) 4.95% 8/15/2034	2,050	2,001
	Duke Energy Indiana, LLC 3.25% 10/1/2049	850	571
	Duke Energy Progress, LLC 3.70% 10/15/2046	457	341
	Duke Energy Progress, LLC 2.50% 8/15/2050	202	117
	Duke Energy Progress, LLC 2.90% 8/15/2051	91	57
	Edison International 5.25% 3/15/2032	5,945	5,885
	Electricité de France SA 6.25% 5/23/2033[5]	1,075	1,128
	Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[5,12]	1,475	1,667
	Emera US Finance, LP 3.55% 6/15/2026	320	314
	Entergy Louisiana, LLC 5.15% 9/15/2034	4,400	4,331
	FirstEnergy Transmission, LLC 2.866% 9/15/2028[5]	675	626
	MidAmerican Energy Co. 5.85% 9/15/2054	875	890
	NextEra Energy Capital Holdings, Inc. 6.051% 3/1/2025	650	651
	Pacific Gas and Electric Co. 2.10% 8/1/2027	125	117
	Pacific Gas and Electric Co. 6.95% 3/15/2034	2,425	2,657
	Pacific Gas and Electric Co. 3.30% 8/1/2040	100	75
	Pacific Gas and Electric Co. 4.95% 7/1/2050	2,950	2,565
	PacifiCorp 5.30% 2/15/2031	1,404	1,417
	PacifiCorp 5.45% 2/15/2034	796	791
	PacifiCorp 5.35% 12/1/2053	3,347	3,080
	PacifiCorp 5.80% 1/15/2055	575	559
	PG&E Corp. 5.00% 7/1/2028	3,750	3,666
	PG&E Corp. 5.25% 7/1/2030	3,400	3,330
	Public Service Electric and Gas Co. 3.60% 12/1/2047	548	407
	Public Service Electric and Gas Co. 3.15% 1/1/2050	2,451	1,657
	Southern California Edison Co. 2.85% 8/1/2029	4,450	4,064
	Southern California Edison Co. 5.45% 6/1/2031	2,500	2,542
	Southern California Edison Co. 5.20% 6/1/2034	2,522	2,497
	Southern California Edison Co. 5.75% 4/1/2035	675	691
	Southern California Edison Co. 5.35% 7/15/2035	3,000	2,994
	Southern California Edison Co. 3.65% 2/1/2050	261	187
	Talen Energy Supply, LLC 8.625% 6/1/2030[5]	400	427
	Virginia Electric & Power 2.40% 3/30/2032	2,575	2,151
	Xcel Energy, Inc. 2.60% 12/1/2029	1,131	1,011
			60,081
	Total corporate bonds, notes & loans		1,679,479
Asset-backed obligations 2.45%
	Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026[5,8]	45	45
	Affirm Asset Securitization Trust, Series 2024-B, Class A, 4.62% 9/15/2029[5,8]	10,457	10,405
	Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029[5,8]	2,962	2,985
	Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029[5,8]	1,324	1,328
	Affirm, Inc., Series 2024-X2, Class A, 5.22% 12/17/2029[5,8]	1,993	1,996
	American Credit Acceptance Receivables Trust, Series 2024-3, Class A, 5.76% 11/12/2027[5,8]	1,945	1,954
	American Credit Acceptance Receivables Trust, Series 2024-4, Class A, 4.81% 3/13/2028[5,8]	765	765
	American Credit Acceptance Receivables Trust, Series 2024-3, Class B, 5.66% 8/14/2028[5,8]	1,482	1,497
	American Credit Acceptance Receivables Trust, Series 2024-3, Class C, 5.73% 7/12/2030[5,8]	3,718	3,760
	American Credit Acceptance Receivables Trust, Series 2024-4, Class C, 4.91% 8/12/2031[5,8]	1,122	1,117

121	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class A2A, 5.84% 10/19/2026[8]	USD439	$439
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029[5,8]	8,500	8,443
Avant Credit Card Master Trust, Series 2024-2A, Class B, 5.73% 5/15/2029[5,8]	4,575	4,545
Avant Credit Card Master Trust, Series 2024-2A, Class C, 6.41% 5/15/2029[5,8]	3,030	3,010
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[5,8]	20,244	19,767
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[5,8]	138	136
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027[5,8]	11,617	11,083
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028[5,8]	32,377	33,033
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[5,8]	5,535	5,703
Ballyrock, Ltd., CLO, Series 2019-2A, Class A1R, (3-month USD CME Term SOFR + 1.40%) 5.921% 2/20/2036[5,8,9]	7,810	7,822
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033[5,8]	202	197
BofA Auto Trust, Series 2024-1, Class A3, 5.35% 11/15/2028[5,8]	2,756	2,791
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class A2, 5.54% 2/16/2027[8]	1,899	1,902
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A2, 4.84% 9/15/2027[8]	890	891
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class A3, 5.34% 4/17/2028[8]	2,440	2,453
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A3, 4.72% 9/15/2028[8]	955	956
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class B, 4.77% 8/15/2030[8]	1,874	1,872
CarMax Auto Owner Trust, Series 2024-2, Class A2A, 5.65% 5/17/2027[8]	4,091	4,112
CarMax Auto Owner Trust, Series 2024-3, Class A3, 4.89% 7/16/2029[8]	9,601	9,661
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78% 9/15/2027[8]	1,229	1,236
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[5,8]	4,276	3,811
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[5,8]	254	240
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD CME Term SOFR + 1.231%) 5.849% 7/27/2030[5,8,9]	162	162
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[5,8]	5,140	5,024
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[5,8]	1,711	1,539
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[5,8]	6,034	5,723
Chase Auto Owner Trust, Series 2024-2, Class A2, 5.66% 5/26/2027[5,8]	3,654	3,671
Chase Auto Owner Trust, Series 2024-4A, Class A2, 5.25% 9/27/2027[5,8]	5,203	5,225
Chase Auto Owner Trust, Series 2024-3, Class A2, 5.53% 9/27/2027[5,8]	5,082	5,110
Chase Auto Owner Trust, Series 2024-4A, Class A3, 4.94% 7/25/2029[5,8]	5,924	5,958
Chase Auto Owner Trust, Series 2024-3, Class A3, 5.22% 7/25/2029[5,8]	4,751	4,805
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[5,8]	1,064	976
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045[5,8]	3,996	3,668
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045[5,8]	848	780
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046[5,8]	1,170	1,058
CNH Equipment Trust, Series 2024-B, Class A2A, 5.42% 10/15/2027[8]	4,015	4,039
CPS Auto Receivables Trust, Series 2024-C, Class A, 5.88% 2/15/2028[5,8]	1,668	1,678
Credit Acceptance Auto Loan Trust, Series 2023-3, Class A, 6.39% 8/15/2033[5,8]	1,958	1,993
Daimler Trucks Retail Trust, Series 2024-1, Class A2, 5.60% 4/15/2026[8]	3,305	3,316
Daimler Trucks Retail Trust, Series 2024-1, Class A3, 5.49% 12/15/2027[8]	3,457	3,503
DriveTime Auto Owner Trust, Series 2023-2, Class A, 5.88% 4/15/2027[5,8]	278	278
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD CME Term SOFR + 1.242%) 5.898% 4/15/2028[5,8,9]	556	556
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[5,8]	245	224
Enterprise Fleet Financing, LLC, Series 2024-2, Class A2, 5.74% 12/20/2026[5,8]	960	968
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027[5,8]	3,956	3,986
Enterprise Fleet Financing, LLC, Series 2022-1, Class A2, 3.03% 1/20/2028[5,8]	718	716

American Funds Insurance Series	122

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029[5,8]	USD1,269	$1,268
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029[5,8]	2,388	2,406
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032[5,8]	2,869	2,876
First National Master Note Trust, Series 2024-1, Class A, 5.34% 5/15/2030[8]	4,430	4,475
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[5,8]	5,557	5,418
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 7/15/2031[5,8]	9,605	9,600
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 8/15/2031[5,8]	8,861	8,833
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036[5,8]	6,693	6,822
Ford Credit Auto Owner Trust, Series 2024-1, Class A, 4.87% 8/15/2036[5,8,9]	15,000	15,045
Ford Credit Floorplan Master Owner Trust, Series 2024-3, Class A1, 4.30% 9/15/2029[5,8]	3,235	3,206
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[5,8]	498	460
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/2045[5,8]	200	186
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[5,8]	1,710	1,646
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[5,8]	7,205	6,790
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[5,8]	9,080	8,576
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041[5,8]	2,998	2,738
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041[5,8]	4,468	4,110
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041[5,8]	354	322
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029[5,8]	1,188	1,183
GM Financial Automobile Leasing Trust, Series 2023-3, Class A3, 5.38% 11/20/2026[8]	1,774	1,784
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036[5,8]	9,657	10,020
GM Financial Revolving Receivables Trust, Series 2024-2, Class A, 4.52% 3/11/2037[5,8]	7,553	7,475
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A3, 4.85% 12/18/2028[8]	2,372	2,385
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 9.44% 6/25/2025[2,5,8]	5,930	5,930
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class A, 1.99% 6/25/2026[5,8]	8,089	8,028
Hertz Vehicle Financing III, LLC, Series 2022-4A, Class A, 3.73% 9/25/2026[5,8]	8,390	8,346
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 6/26/2028[5,8]	4,900	4,607
Hertz Vehicle Financing III, LLC, Series 2022-5A, Class A, 3.89% 9/25/2028[5,8]	4,960	4,808
Hertz Vehicle Financing III, LLC, Series 2023-4, Class A, 6.15% 3/25/2030[5,8]	7,111	7,324
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[5,8]	10,307	9,683
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[5,8]	685	645
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[5,8]	429	404
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029[5,8]	5,324	5,364
Honda Auto Receivables Owner Trust, Series 2023-3, Class A2, 5.71% 3/18/2026[8]	1,860	1,863
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027[8]	1,084	1,088
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049[5,8]	2,584	2,511
Hyundai Auto Receivables Trust, Series 2024-A, Class A3, 4.99% 2/15/2029[8]	3,557	3,585
John Deere Owner Trust, Series 2024-A, Class A3, 4.96% 11/15/2028[8]	3,229	3,256
LAD Auto Receivables Trust, Series 2024-3A, Class A2, 4.64% 11/15/2027[5,8]	2,507	2,509
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027[5,8]	2,594	2,614
LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52% 3/15/2029[5,8]	1,065	1,061
LAD Auto Receivables Trust, Series 2024-3A, Class A4, 4.60% 12/17/2029[5,8]	562	557
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[5,8]	3,475	3,496
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069[5,8]	3,480	3,106
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070[5,8]	4,381	3,872
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[5,8]	5,354	4,927
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32% 4/20/2062[5,8]	6,341	5,830
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[5,8]	3,578	3,313
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[5,8]	6,076	5,630
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[5,8]	23,051	21,275
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 5.857% 7/25/2030[5,8,9]	1,138	1,139
OCP CLO, Ltd., Series 2018-15A, Class A1, (3-month USD CME Term SOFR + 1.362%) 5.979% 7/20/2031[5,8,9]	1,653	1,653
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD CME Term SOFR + 1.062%) 5.718% 10/15/2029[5,8,9]	2,241	2,244

123	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD CME Term SOFR + 1.662%) 6.318% 10/15/2029[5,8,9]	USD5,378	$5,387
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class A1N, (3-month USD CME Term SOFR + 1.00%) 5.45% 1/15/2033[5,8,9]	4,691	4,691
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[5,8]	5,912	5,964
PG&E Wildfire Recovery Funding, LLC, Series 2022-A, Class A2, 4.263% 6/1/2036[8]	2,725	2,563
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 5.842% 9/15/2039[5,8]	879	885
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class AF, (1-month USD CME Term SOFR + 0%) 6.097% 9/15/2039[5,8,9]	656	658
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD CME Term SOFR + 1.202%) 5.858% 10/15/2030[5,8,9]	1,630	1,630
Santander Drive Auto Receivables Trust, Series 2024-1, Class A2, 5.71% 2/16/2027[8]	1,038	1,040
Santander Drive Auto Receivables Trust, Series 2023-4, Class A2, 6.18% 2/16/2027[8]	383	383
Santander Drive Auto Receivables Trust, Series 2024-2, Class A2, 5.80% 9/15/2027[8]	4,235	4,249
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028[8]	738	741
Santander Drive Auto Receivables Trust, Series 2024-2, Class A3, 5.63% 11/15/2028[8]	5,474	5,527
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028[8]	5,062	5,134
Santander Drive Auto Receivables Trust, Series 2024-4, Class A3, 4.85% 1/16/2029[8]	5,394	5,411
SBNA Auto Lease Trust, Series 2024-A, Class A2, 5.45% 1/20/2026[5,8]	1,841	1,844
SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.39% 11/20/2026[5,8]	4,498	4,524
SBNA Auto Lease Trust, Series 2024-B, Class A2, 5.67% 11/20/2026[5,8]	768	772
SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.56% 11/22/2027[5,8]	1,412	1,430
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A2, 4.71% 5/22/2028[5,8]	2,933	2,937
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028[5,8]	3,573	3,606
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A3, 4.55% 6/20/2030[5,8]	3,310	3,307
SMB Private Education Loan Trust, Series 2021-A, Class A2A2, (1-month USD CME Term SOFR + 0.844%) 5.242% 1/15/2053[5,8,9]	4,264	4,213
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[5,8]	2,939	2,689
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[5,8]	3,159	3,024
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041[5,8]	2,465	2,370
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[5,8]	1,207	1,158
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033[5,8]	977	935
Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054[5,8]	5,279	5,152
Subway Funding, LLC, Series 2024-3A, Class A2II, 5.566% 7/30/2054[5,8]	6,232	6,074
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[5,8]	1,753	1,681
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029[8]	3,169	3,215
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[5,8]	1,320	1,227
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045[5,8]	601	557
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046[5,8]	751	680
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[5,8]	2,169	1,983
T-Mobile US Trust, Series 2024-1, Class A, 5.05% 9/20/2029[5,8]	6,229	6,277
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 5/25/2033[5,8]	8,337	8,229
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2/27/2034[5,8,9]	7,257	6,981
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028[8]	5,253	5,296
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A4, 5.01% 2/15/2029[8]	2,033	2,056
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[5,8]	8,170	7,438
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046[5,8]	1,459	1,300
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031[5,8]	1,363	1,381
Verizon Master Trust, Series 2023-2, Class A, 4.89% 4/13/2028[8]	8,460	8,467
Verizon Master Trust, Series 2024-1, Class A1A, 5.00% 12/20/2028[8]	4,292	4,316
Verizon Master Trust, Series 2023-1, Class A, 4.49% 1/22/2029 (5.24% on 1/20/2026)[8,12]	7,481	7,486
Verizon Master Trust, Series 2024-3, Class A1A, 5.34% 4/22/2030[8]	10,500	10,687
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031[5,8]	8,981	9,015
Verizon Master Trust., Series 24-5, Class A, 5.00% 6/21/2032[5,8]	1,042	1,054
Westlake Automobile Receivables Trust, Series 2023-2, Class A3, 5.80% 2/16/2027[5,8]	3,076	3,084
Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[5,8]	668	669

American Funds Insurance Series	124

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Asset-backed obligations (continued)
	Westlake Automobile Receivables Trust, Series 2024-3A, Class A3, 4.71% 4/17/2028[5,8]	USD2,142	$2,142
	Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/2028[5,8]	2,794	2,824
	Westlake Automobile Receivables Trust, Series 2024-3A, Class B, 4.72% 11/15/2029[5,8]	7,276	7,265
	Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032[5,8]	572	573
	World Financial Network Credit Card Master Trust, Series 2023-A, Class A, 5.02% 3/15/2030[8]	7,845	7,890
	World Omni Select Auto Trust, Series 2024-A, Class A2A, 5.37% 2/15/2028[8]	4,551	4,570
	World Omni Select Auto Trust, Series 2024-A, Class A3, 4.98% 2/15/2030[8]	4,623	4,649
			664,493
Bonds & notes of governments & government agencies outside the U.S. 0.14%
	Chile (Republic of) 4.85% 1/22/2029	4,500	4,461
	CPPIB Capital, Inc. 2.75% 11/2/2027[5]	6,600	6,302
	OMERS Finance Trust 3.50% 4/19/2032[5]	4,315	3,922
	OMERS Finance Trust 4.00% 4/19/2052[5]	4,315	3,354
	Panama (Republic of) 7.50% 3/1/2031	1,970	2,001
	Panama (Republic of) 2.252% 9/29/2032	4,805	3,370
	Panama (Republic of) 8.00% 3/1/2038	1,495	1,502
	Panama (Republic of) 4.50% 1/19/2063	1,035	609
	Peru (Republic of) 1.862% 12/1/2032	2,525	1,916
	Peru (Republic of) 5.875% 8/8/2054	2,310	2,209
	Peru (Republic of) 2.78% 12/1/2060	3,775	1,998
	Qatar (State of) 4.00% 3/14/2029[5]	745	726
	Qatar (State of) 4.817% 3/14/2049[5]	750	679
	United Mexican States 2.659% 5/24/2031	2,703	2,200
	United Mexican States 3.50% 2/12/2034	1,790	1,428
	United Mexican States 3.771% 5/24/2061	1,528	871
			37,548
Municipals 0.09%
Florida 0.04%
	Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 7/1/2027	5,335	4,949
	Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 7/1/2030	5,365	4,628
			9,577

Illinois 0.01%
	G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	3,882	3,845

Ohio 0.02%
	Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	4,990	4,410

Puerto Rico 0.00%
	G.O. Taxable Bonds, Capital Appreciation Bonds, Series 2022, 0% 11/1/2051	451	280

Wisconsin 0.02%
	Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	5,785	5,495
	Total municipals		23,607
	Total bonds, notes & other debt instruments (cost: $7,127,606,000)		6,892,327

125	American Funds Insurance Series

Asset Allocation Fund (continued)
Investment funds 5.05%	Shares	Value (000)
Capital Group Central Corporate Bond Fund[17]	165,022,208	$1,368,034
Total Investment funds (cost: $1,540,284,000)		1,368,034
Short-term securities 3.16%
Money market investments 3.16%
Capital Group Central Cash Fund 4.50%[17,18]	8,555,757	855,747
Total short-term securities (cost: $855,531,000)		855,747
Total investment securities 101.12% (cost: $20,007,939,000)		27,389,314
Other assets less liabilities (1.12)%		(303,634)
Net assets 100.00%		$27,085,680
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2024 (000)
2 Year U.S. Treasury Note Futures	Long	6,487	4/3/2025	USD1,333,788	$(913)
5 Year U.S. Treasury Note Futures	Long	3,953	4/3/2025	420,223	(2,738)
10 Year U.S. Treasury Note Futures	Long	1,427	3/31/2025	155,186	(2,315)
10 Year Ultra U.S. Treasury Note Futures	Short	380	3/31/2025	(42,299)	625
20 Year U.S. Treasury Note Futures	Long	491	3/31/2025	55,897	(2,023)
30 Year Ultra U.S. Treasury Bond Futures	Short	930	3/31/2025	(110,583)	4,440
					$(2,924)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
4.072%	Annual	SOFR	Annual	11/8/2026	USD266,578	$(119)	$—	$(119)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
CDX.NA.HY.43	5.00%	Quarterly	12/20/2029	USD25,175	$(1,943)	$(2,090)	$147

American Funds Insurance Series	126

Asset Allocation Fund (continued)
Swap contracts (continued)

Credit default swaps (continued)
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount[19] (000)	Value at 12/31/2024[20] (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
CDX.NA.IG.43	1.00%	Quarterly	12/20/2029	USD33,772	$755	$759	$(4)
Investments in affiliates17

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Investment funds 5.05%
Capital Group Central Corporate Bond Fund	$1,406,015	$141,579	$146,359	$(28,062)	$(5,139)	$1,368,034	$62,657
Short-term securities 3.16%
Money market investments 3.16%
Capital Group Central Cash Fund 4.50%[18]	2,395,658	4,459,342	5,999,810	125	432	855,747	105,158
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 4.50%[18]	1,991		1,991 [21]			—	— [22]
Total short-term securities						855,747
Total 8.21%				$(27,937)	$(4,707)	$2,223,781	$167,815
Restricted securities4

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc.[1,2]	8/22/2014	$6,949	$16,254	.06%
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.645% 9/13/2029[9,14]	9/13/2023	2,582	2,643.01
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.645% 9/13/2029[9,14]	9/13/2023-12/13/2024	189	190	.00 [23]
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (11.875% on 6/23/2025)[2,7,12]	6/23/2023	983	1,013.01
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (11.875% on 6/23/2025)[2,7,12]	10/22/2024	321	335	.00 [23]
Carbon Health Technologies, Inc., Series D-2, 8.00% noncumulative convertible preferred shares[2]	7/9/2021	50,000	49	.00 [23]
Total		$61,024	$20,484	.08%

127	American Funds Insurance Series

Asset Allocation Fund (continued)
[1]	Security did not produce income during the last 12 months.
[2]	Value determined using significant unobservable inputs.
[3]	Amount less than one thousand.
[4]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $20,484,000, which represented .08% of the net assets of the fund.

[5]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,414,646,000, which represented 5.22% of the net assets of the fund.

[6]
Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $2,273,000, which represented 0.01% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.

[7]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[8]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[9]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[10]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $26,539,000, which represented .10% of the net assets of the fund.
[11]	Purchased on a TBA basis.
[12]	Step bond; coupon rate may change at a later date.
[13]	Index-linked bond whose principal amount moves with a government price index.
[14]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $30,492,000, which represented .11% of the net assets of the fund.

[15]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[16]	Scheduled interest and/or principal payment was not received.
[17]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[18]	Rate represents the seven-day yield at 12/31/2024.
[19]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[20]
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

[21]	Represents net activity. Refer to Note 5 for more information on securities lending.
[22]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
[23]	Amount less than .01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
Assn. = Association
Auth. = Authority
CAD = Canadian dollars
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
DAC = Designated Activity Company
EUR = Euros
Fin. = Finance

Fncg. = Financing
G.O. = General Obligation
LIBOR = London Interbank Offered Rate
PIK = Payment In Kind
REIT = Real Estate Investment Trust
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

American Funds Insurance Series	128

American Funds Global Balanced Fund
Investment portfolio December 31, 2024

Common stocks 63.35%		Shares	Value (000)
Information technology 11.84%
	Broadcom, Inc.	61,560	$14,272
	Microsoft Corp.	27,395	11,547
	Apple, Inc.	26,578	6,656
	Taiwan Semiconductor Manufacturing Co., Ltd.	162,000	5,290
	Accenture PLC, Class A	8,203	2,886
	Texas Instruments, Inc.	10,951	2,053
	ASML Holding NV	1,964	1,381
	TDK Corp.	94,500	1,216
	Salesforce, Inc.	3,008	1,006
	GlobalWafers Co., Ltd.	11,000	128
			46,435

Health care 8.68%
	Sanofi	50,615	4,895
	Gilead Sciences, Inc.	42,637	3,938
	Eli Lilly and Co.	4,567	3,526
	Abbott Laboratories	30,893	3,494
	Novo Nordisk AS, Class B	36,318	3,126
	Vertex Pharmaceuticals, Inc.[1]	5,715	2,301
	UnitedHealth Group, Inc.	4,248	2,149
	DexCom, Inc.[1]	27,563	2,144
	Stryker Corp.	3,621	1,304
	Molina Healthcare, Inc.[1]	3,729	1,085
	GE HealthCare Technologies, Inc.	13,706	1,072
	Alnylam Pharmaceuticals, Inc.[1]	4,275	1,006
	Medtronic PLC	12,269	980
	AbbVie, Inc.	5,437	966
	Danaher Corp.	2,127	488
	Novartis AG	4,265	415
	Takeda Pharmaceutical Co., Ltd.	15,400	408
	BioMarin Pharmaceutical, Inc.[1]	5,924	389
	AstraZeneca PLC	2,816	367
			34,053

Industrials 8.68%
	RTX Corp.	52,786	6,108
	Carrier Global Corp.	40,530	2,767
	nVent Electric PLC	33,642	2,293
	Safran SA	10,357	2,263
	General Dynamics Corp.	8,449	2,226
	Volvo AB, Class B	74,304	1,803
	BAE Systems PLC	124,476	1,786
	Daikin Industries, Ltd.	15,000	1,757
	Recruit Holdings Co., Ltd.	20,700	1,440
	Honeywell International, Inc.	5,891	1,331
	Deutsche Post AG	37,249	1,311
	Uber Technologies, Inc.[1]	21,398	1,291
	CSX Corp.	34,421	1,111
	Airbus SE, non-registered shares	5,276	841
	Melrose Industries PLC	112,888	782
	Kingspan Group PLC	10,499	764
	PACCAR, Inc.	6,057	630
	Rolls-Royce Holdings PLC[1]	88,249	628
	United Rentals, Inc.	748	527
	General Electric Co.	2,693	449
	Waste Management, Inc.	2,097	423
	Caterpillar, Inc.	1,122	407
	L3Harris Technologies, Inc.	1,918	403

129	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Common stocks (continued)		Shares	Value (000)
Industrials (continued)
	Boeing Co. (The)[1]	1,990	$352
	AtkinsRealis Group, Inc.	6,542	347
	GE Vernova, Inc.	— [2]	— [2]
			34,040

Financials 8.46%
	Chubb, Ltd.	13,443	3,714
	Banco Bilbao Vizcaya Argentaria, SA	344,765	3,376
	B3 SA - Brasil, Bolsa, Balcao	1,784,523	3,061
	ING Groep NV	183,880	2,875
	Morgan Stanley	19,546	2,457
	Münchener Rückversicherungs-Gesellschaft AG	4,492	2,260
	HDFC Bank, Ltd. (ADR)	26,702	1,705
	HDFC Bank, Ltd.	24,510	507
	BlackRock, Inc.	1,989	2,039
	JPMorgan Chase & Co.	7,665	1,837
	Zurich Insurance Group AG	2,796	1,661
	AIA Group, Ltd.	224,400	1,623
	Standard Chartered PLC	94,601	1,165
	Mizuho Financial Group, Inc.	36,600	893
	Capital One Financial Corp.	4,566	814
	BNP Paribas SA	11,330	694
	Progressive Corp.	2,507	601
	Great-West Lifeco, Inc.	16,747	556
	3i Group PLC	9,651	429
	Bank Central Asia Tbk PT	571,400	343
	Aegon, Ltd.	53,229	315
	PNC Financial Services Group, Inc.	1,482	286
			33,211

Consumer discretionary 5.73%
	Amazon.com, Inc.[1]	24,275	5,326
	Home Depot, Inc.	9,066	3,527
	LVMH Moët Hennessy-Louis Vuitton SE	3,460	2,262
	Ferrari NV	3,551	1,509
	Ferrari NV (EUR denominated)	783	336
	Royal Caribbean Cruises, Ltd.	7,800	1,799
	Compagnie Financière Richemont SA, Class A	9,443	1,435
	InterContinental Hotels Group PLC	8,788	1,095
	Midea Group Co., Ltd., Class A	100,950	1,039
	Las Vegas Sands Corp.	17,843	916
	McDonald’s Corp.	2,405	697
	Sony Group Corp.	29,000	613
	Hasbro, Inc.	10,679	597
	Starbucks Corp.	6,260	571
	adidas AG	1,550	381
	Restaurant Brands International, Inc.	5,826	380
			22,483

Communication services 5.11%
	Alphabet, Inc., Class A	33,356	6,314
	Alphabet, Inc., Class C	7,289	1,388
	Meta Platforms, Inc., Class A	12,664	7,415
	Netflix, Inc.[1]	2,102	1,874
	Comcast Corp., Class A	24,957	937
	TELUS Corp.	67,043	909
	Omnicom Group, Inc.	9,636	829
	Universal Music Group NV	14,322	365
			20,031

American Funds Insurance Series	130

American Funds Global Balanced Fund (continued)
Common stocks (continued)		Shares	Value (000)

Consumer staples 4.69%
	Philip Morris International, Inc.	30,773	$3,703
	Imperial Brands PLC	114,472	3,658
	ITC, Ltd.	599,504	3,385
	Ajinomoto Co., Inc.	62,950	2,561
	British American Tobacco PLC	55,322	2,006
	Suntory Beverage & Food, Ltd.	52,600	1,670
	Nestlé SA	10,472	859
	Seven & i Holdings Co., Ltd.	36,800	577
			18,419

Materials 3.67%
	Freeport-McMoRan, Inc.	128,581	4,896
	Glencore PLC	400,493	1,761
	Linde PLC	4,202	1,759
	Smurfit Westrock PLC	27,112	1,460
	Air Products and Chemicals, Inc.	4,981	1,445
	International Paper Co.	20,944	1,127
	Rio Tinto PLC	11,644	686
	Vale SA (ADR), ordinary nominative shares	58,771	521
	Air Liquide SA	2,448	396
	Celanese Corp.	4,784	331
	Nitto Denko Corp.	700	12
			14,394

Utilities 3.35%
	DTE Energy Co.	26,692	3,223
	Constellation Energy Corp.	10,637	2,379
	PG&E Corp.	83,540	1,686
	E.ON SE	142,043	1,654
	Duke Energy Corp.	15,182	1,636
	SembCorp Industries, Ltd.	265,900	1,074
	CenterPoint Energy, Inc.	24,735	785
	Dominion Energy, Inc.	12,884	694
	Power Grid Corporation of India, Ltd.	— [2]	— [2]
			13,131

Energy 2.42%
	Canadian Natural Resources, Ltd. (CAD denominated)	151,046	4,663
	Shell PLC (GBP denominated)	49,182	1,527
	TC Energy Corp. (CAD denominated)	32,374	1,509
	Chevron Corp.	7,358	1,066
	Neste OYJ	40,968	517
	Cameco Corp. (CAD denominated)	4,130	212
			9,494

Real estate 0.72%
	CTP NV	100,906	1,552
	Embassy Office Parks REIT	293,448	1,266
			2,818
	Total common stocks (cost: $188,641,000)		248,509
Preferred securities 0.06%
Consumer discretionary 0.06%
	Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	3,986	241
	Total preferred securities (cost: $323,000)		241

131	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Convertible stocks 0.35%	Shares	Value (000)
Utilities 0.35%
NextEra Energy, Inc., noncumulative convertible preferred units, 6.926% 9/1/2025	33,700	$1,379
Total convertible stocks (cost: $1,445,000)		1,379
Bonds, notes & other debt instruments 30.24%	Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 13.31%
Agricultural Development Bank of China 3.75% 1/25/2029	CNY550	82
Asian Development Bank 1.125% 6/10/2025	GBP100	123
Asian Development Bank 6.20% 10/6/2026	INR1,990	23
Asian Development Bank 6.72% 2/8/2028	18,000	210
Australia (Commonwealth of), Series 157, 1.50% 6/21/2031	AUD115	61
Australia (Commonwealth of), Series 166, 3.00% 11/21/2033	725	405
Australia (Commonwealth of), Series 167, 3.75% 5/21/2034	700	414
Austria (Republic of) 0% 2/20/2031	EUR500	444
Austria (Republic of) 2.90% 2/20/2034	120	126
Bank Gospodarstwa Krajowego 6.25% 7/9/2054[3]	USD445	437
Belgium (Kingdom of), Series 97, 3.00% 6/22/2033	EUR270	283
Brazil (Federative Republic of) 10.00% 1/1/2029	BRL2,230	304
Brazil (Federative Republic of) 10.00% 1/1/2031	12,103	1,562
Brazil (Federative Republic of) 6.00% 8/15/2040[4]	220	31
Brazil (Federative Republic of) 6.00% 8/15/2050[4]	1,584	214
Brazil (Federative Republic of) 6.00% 8/15/2060[4]	220	29
Bulgaria (Republic of) 4.50% 1/27/2033	EUR120	135
Canada 2.25% 6/1/2025	CAD1,400	971
Canada 0.25% 3/1/2026	246	166
Canada (Government) 3.50% 3/1/2028	1,119	793
Canada (Government) 1.50% 12/1/2031	840	527
Chile (Republic of) 4.70% 9/1/2030	CLP55,000	52
China (People’s Republic of), Series INBK, 2.64% 1/15/2028	CNY4,100	585
China (People’s Republic of), Series INBK, 2.37% 1/15/2029	3,860	549
China (People’s Republic of), Series INBK, 2.62% 6/25/2030	1,970	285
China (People’s Republic of), Series INBK, 2.88% 2/25/2033	12,270	1,835
China (People’s Republic of), Series INBK, 2.27% 5/25/2034	6,020	867
China (People’s Republic of), Series INBK, 2.11% 8/25/2034	9,850	1,400
China (People’s Republic of), Series INBK, 3.00% 10/15/2053	820	137
China Development Bank Corp., Series 2008, 2.89% 6/22/2025	1,860	257
China Development Bank Corp., Series 2004, 3.43% 1/14/2027	1,060	151
China Development Bank Corp., Series 2009, 3.39% 7/10/2027	8,580	1,232
China Development Bank Corp., Series 1805, 4.88% 2/9/2028	2,040	309
Estonia (Republic of) 3.25% 1/17/2034	EUR160	168
European Bank for Reconstruction and Development 5.00% 1/15/2026	INR7,100	82
European Bank for Reconstruction and Development 5.25% 1/12/2027	10,100	115
European Bank for Reconstruction and Development 6.30% 10/26/2027	4,300	49
European Investment Bank 0.375% 9/15/2027	EUR110	108
European Investment Bank 0.25% 1/20/2032	860	760
European Union 0% 7/6/2026	100	100
European Union 0.25% 10/22/2026	50	50
European Union 2.875% 12/6/2027	50	53
Export-Import Bank of Thailand 5.354% 5/16/2029	USD200	202
French Republic O.A.T. 0.75% 2/25/2028	EUR410	403
French Republic O.A.T. 0% 11/25/2030	1,320	1,165
French Republic O.A.T. 2.00% 11/25/2032	610	588
French Republic O.A.T. 3.25% 5/25/2045	160	159
Germany (Federal Republic of) 2.50% 3/13/2025	845	875
Germany (Federal Republic of) 0% 2/15/2032	540	480
Germany (Federal Republic of) 1.70% 8/15/2032	674	673
Germany (Federal Republic of) 2.30% 2/15/2033	300	311
Germany (Federal Republic of) 2.20% 2/15/2034	100	102
Germany (Federal Republic of) 1.00% 5/15/2038	180	154
Germany (Federal Republic of) 0% 8/15/2050	300	164

American Funds Insurance Series	132

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Germany (Federal Republic of) 0% 8/15/2052	EUR80	$41
Greece (Hellenic Republic of) 3.375% 2/15/2025	5	5
Greece (Hellenic Republic of) 3.875% 6/15/2028	65	71
Greece (Hellenic Republic of) 1.50% 6/18/2030	90	88
Greece (Hellenic Republic of) 1.75% 6/18/2032	530	505
Indonesia (Republic of), Series 64, 6.125% 5/15/2028	IDR1,165,000	71
Indonesia (Republic of), Series 95, 6.375% 8/15/2028	1,767,000	108
Indonesia (Republic of), Series 71, 9.00% 3/15/2029	4,437,000	295
Indonesia (Republic of), Series 78, 8.25% 5/15/2029	3,301,000	214
Indonesia (Republic of), Series 87, 6.50% 2/15/2031	1,253,000	76
Indonesia (Republic of), Series 96, 7.00% 2/15/2033	13,435,000	834
Indonesia (Republic of), Series FR100, 6.625% 2/15/2034	3,654,000	221
Inter-American Development Bank 7.00% 1/25/2029	INR47,000	545
International Bank for Reconstruction and Development 6.75% 9/8/2027	15,800	183
International Bank for Reconstruction and Development 6.75% 7/13/2029	16,200	186
Ireland (Republic of) 2.60% 10/18/2034	EUR100	103
Ireland (Republic of) 3.00% 10/18/2043	150	159
Israel (State of) 4.50% 1/17/2033	USD200	184
Japan, Series 150, 0.005% 12/20/2026	JPY84,950	534
Japan, Series 151, 0.005% 3/20/2027	201,500	1,265
Japan, Series 346, 0.10% 3/20/2027	134,150	844
Japan, Series 352, 0.10% 9/20/2028	61,950	386
Japan, Series 363, 0.10% 6/20/2031	7,500	46
Japan, Series 373, 0.60% 12/20/2033	55,750	342
Japan, Series 152, 1.20% 3/20/2035	242,550	1,553
Japan, Series 176, 0.50% 3/20/2041	109,950	585
Japan, Series 179, 0.50% 12/20/2041	50,500	264
Japan, Series 42, 1.70% 3/20/2044	74,550	463
Japan, Series 37, 0.60% 6/20/2050	26,950	121
Japan, Series 74, 1.00% 3/20/2052	84,000	405
Japan, Series 76, 1.40% 9/20/2052	47,500	252
Japan, Series 77, 1.60% 12/20/2052	68,100	378
Japan, Series 84, 2.10% 9/20/2054	82,450	507
Magyar Export-Import Bank 6.00% 5/16/2029	EUR100	112
Netherlands (Kingdom of the) 5.50% 1/15/2028	100	114
New South Wales Treasury Corp. 4.75% 2/20/2035	AUD400	241
New South Wales Treasury Corp. 4.25% 2/20/2036	670	382
Norway (Kingdom of) 1.75% 9/6/2029	NOK735	59
Nova Scotia (Province of) 3.15% 12/1/2051	CAD170	97
Panama (Republic of) 7.50% 3/1/2031	USD200	203
Panama (Republic of) 6.40% 2/14/2035	200	182
Panama (Republic of) 7.875% 3/1/2057	1,130	1,093
Philippines (Republic of) 0.25% 4/28/2025	EUR100	102
Philippines (Republic of) 1.648% 6/10/2031	USD200	161
Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN410	88
Portugal Republic 0.475% 10/18/2030	EUR230	214
Portugal Republic 3.50% 6/18/2038	230	249
Quebec (Province of) 3.35% 7/23/2039	290	302
Republic of Italy 1.35% 4/1/2030	550	528
Republic of Italy 4.20% 3/1/2034	1,675	1,845
Republic of Italy 4.50% 10/1/2053	210	232
Republic of Italy 4.30% 10/1/2054	200	212
Republic Of Italy 4.40% 5/1/2033	1,200	1,344
Republic Of Italy 4.35% 11/1/2033	740	825
Romania 2.125% 3/7/2028	130	127
South Africa (Republic of), Series R-214, 6.50% 2/28/2041	ZAR4,235	150
South Korea (Republic of), Series 2712, 2.375% 12/10/2027	KRW348,590	235
South Korea (Republic of), Series 3212, 4.25% 12/10/2032	1,831,500	1,349
Spain (Kingdom of) 0% 1/31/2027	EUR335	331
Spain (Kingdom of) 0.80% 7/30/2027	490	488
Spain (Kingdom of) 0.50% 10/31/2031	165	148

133	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
	Spain (Kingdom of) 3.15% 4/30/2033	EUR317	$334
	Spain (Kingdom of) 3.55% 10/31/2033	370	401
	Spain (Kingdom of) 3.25% 4/30/2034	120	127
	Spain (Kingdom of) 3.45% 10/31/2034	240	257
	Turkey (Republic of) 7.125% 7/17/2032	USD200	199
	Turkey (Republic of), Series 5Y, 12.60% 10/1/2025	TRY14,240	338
	Turkey (Republic of), Series 5Y, 17.30% 7/19/2028	1,090	22
	United Kingdom 1.25% 7/22/2027	GBP410	477
	United Kingdom 0.375% 10/22/2030	490	494
	United Kingdom 1.00% 1/31/2032	750	748
	United Kingdom 4.25% 6/7/2032	785	975
	United Kingdom 3.25% 1/22/2044	234	228
	United Kingdom 1.25% 7/31/2051	413	231
	United Kingdom 4.375% 7/31/2054	235	261
	United Kingdom 2.50% 7/22/2065	340	242
	United Mexican States, Series M, 5.75% 3/5/2026	MXN10,710	490
	United Mexican States, Series M, 7.75% 11/23/2034	3,130	126
	United Mexican States, Series M, 8.00% 11/7/2047	5,120	190
	United Mexican States, Series M, 8.00% 7/31/2053	28,580	1,041
	United Mexican States, Series S, 4.00% 10/29/2054[4]	523	19
			52,207
Corporate bonds, notes & loans 6.33%
Financials 1.54%
	AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028)[5]	EUR330	311
	AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025)[3,5]	USD200	204
	AIB Group PLC 5.75% 2/16/2029 (1-year EUR Mid-Swap + 2.85% on 2/16/2028)[5]	EUR200	224
	Banco de Sabadell, SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028)[5]	100	110
	Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028)[5]	USD161	162
	BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[5]	625	648
	BPCE SA 4.50% 1/13/2033	EUR100	109
	CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[3,5]	USD200	205
	Chubb INA Holdings, LLC 3.35% 5/3/2026	10	10
	Chubb INA Holdings, LLC 4.35% 11/3/2045	20	17
	Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029)[5]	70	63
	Corebridge Financial, Inc. 3.90% 4/5/2032	59	54
	Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[5]	160	152
	Deutsche Bank AG 1.75% 11/19/2030 (3-month EUR-EURIBOR + 2.05% on 11/19/2029)[5]	EUR200	191
	DNB Bank ASA 4.00% 8/17/2027 (1-year GBP-GILT + 2.15% on 8/17/2026)[5]	GBP100	123
	Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029)[5]	USD290	296
	HSBC Holdings PLC 4.292% 9/12/2026 (3-month USD CME Term SOFR + 1.609% on 9/12/2025)[5]	200	199
	HSBC Holdings PLC 7.39% 11/03/2028 (USD-SOFR + 7.39% on 11/3/2027)[5]	360	382
	HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033)[5]	290	315
	ING Groep NV 5.25% 11/14/2033 (3-month EUR-EURIBOR + 2.15% on 11/14/2032)[5]	EUR100	116
	JPMorgan Chase & Co. 4.493% 3/24/2031 (USD-SOFR + 3.79% on 3/24/2030)[5]	USD160	156
	JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[5]	280	232
	KfW 1.125% 7/4/2025	GBP95	117
	Mastercard, Inc. 2.00% 11/18/2031	USD102	85
	Mizuho Financial Group, Inc. 5.778% 7/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.65% on 7/6/2028)[5]	294	301
	Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029)[5]	150	153
	Morgan Stanley 5.042% 7/19/2030 (USD-SOFR + 1.215% on 7/19/2029)[5]	119	119
	NatWest Group PLC 0.78% 2/26/2030 (3-month EUR-EURIBOR + 0.949% on 2/26/2029)[5]	EUR175	165
	New York Life Insurance Co. 3.75% 5/15/2050[3]	USD23	17
	PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[5]	65	71

American Funds Insurance Series	134

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034)[5]	USD25	$25
	PT Bank Negara Indonesia (Persero) Tbk 5.28% 4/5/2029	280	279
	Royal Bank of Canada 1.20% 4/27/2026	175	167
	Wells Fargo & Co. 3.90% 7/22/2032 (3-month EUR-EURIBOR + 1.22% on 7/22/2031)[5,6]	EUR250	266
			6,044

Energy 1.00%
	Ecopetrol SA 4.125% 1/16/2025	USD127	127
	Ecopetrol SA 8.625% 1/19/2029	295	313
	Ecopetrol SA 6.875% 4/29/2030	160	156
	Empresa Nacional del Petroleo 5.95% 7/30/2034[3]	200	199
	Enterprise Products Operating, LLC 4.95% 2/15/2035	25	24
	GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036[3]	225	222
	Halliburton Co. 3.80% 11/15/2025	2	2
	Kinder Morgan, Inc. 4.30% 6/1/2025	165	165
	ONEOK, Inc. 5.80% 11/1/2030	7	7
	ONEOK, Inc. 6.05% 9/1/2033	53	55
	Petroleos Mexicanos 4.25% 1/15/2025	296	295
	Petroleos Mexicanos 6.875% 10/16/2025	63	63
	Petroleos Mexicanos 6.875% 8/4/2026	211	207
	Petroleos Mexicanos 6.49% 1/23/2027	1,238	1,202
	Petroleos Mexicanos 6.84% 1/23/2030	460	421
	Raizen Fuels Finance SA 6.45% 3/5/2034[3]	200	198
	Saudi Arabian Oil Co. 5.75% 7/17/2054[3]	200	187
	Targa Resources Corp. 5.50% 2/15/2035	2	2
	TotalEnergies Capital SA 5.488% 4/5/2054	85	82
			3,927

Utilities 0.76%
	American Electric Power Co., Inc. 1.00% 11/1/2025	100	97
	Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028[3]	35	33
	CMS Energy Corp. 3.00% 5/15/2026	180	176
	Duke Energy Corp. 3.75% 4/1/2031	EUR100	106
	Duke Energy Progress, LLC 3.70% 9/1/2028	USD75	72
	Enel Américas SA 4.00% 10/25/2026	35	34
	Enel Finance International NV 2.125% 7/12/2028[3]	200	181
	Enfragen Energia Sur SA 5.375% 12/30/2030	200	171
	Exelon Corp. 3.40% 4/15/2026	150	148
	FirstEnergy Corp. 1.60% 1/15/2026	100	97
	Interstate Power and Light Co. 2.30% 6/1/2030	50	43
	NextEra Energy Operating Partners, LP 7.25% 1/15/2029[3]	550	563
	Pacific Gas and Electric Co. 3.15% 1/1/2026	100	98
	Pacific Gas and Electric Co. 2.95% 3/1/2026	25	25
	Pacific Gas and Electric Co. 2.10% 8/1/2027	100	93
	Pacific Gas and Electric Co. 3.30% 12/1/2027	252	241
	Pacific Gas and Electric Co. 4.65% 8/1/2028	114	113
	Pacific Gas and Electric Co. 4.55% 7/1/2030	31	30
	Pacific Gas and Electric Co. 6.15% 1/15/2033	78	81
	Pacific Gas and Electric Co. 4.95% 7/1/2050	120	104
	Pacific Gas and Electric Co. 3.50% 8/1/2050	137	94
	Public Service Company of Colorado 5.75% 5/15/2054	85	85
	Xcel Energy, Inc. 3.35% 12/1/2026	316	308
			2,993

135	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Health care 0.68%
	AbbVie, Inc. 5.05% 3/15/2034	USD25	$25
	AbbVie, Inc. 5.35% 3/15/2044	25	24
	AbbVie, Inc. 5.40% 3/15/2054	25	24
	AbbVie, Inc. 5.50% 3/15/2064	25	24
	Amgen, Inc. 1.90% 2/21/2025	40	40
	Amgen, Inc. 2.20% 2/21/2027	30	28
	Amgen, Inc. 4.20% 3/1/2033	280	260
	Amgen, Inc. 5.65% 3/2/2053	422	407
	Becton, Dickinson and Co. 3.70% 6/6/2027	43	42
	Becton, Dickinson and Co. 4.298% 8/22/2032	320	301
	Bristol-Myers Squibb Co. 5.20% 2/22/2034	215	215
	Bristol-Myers Squibb Co. 5.55% 2/22/2054	60	58
	Bristol-Myers Squibb Co. 5.65% 2/22/2064	85	82
	CVS Health Corp. 5.40% 6/1/2029	242	242
	EMD Finance, LLC 3.25% 3/19/2025[3]	250	249
	GE HealthCare Technologies, Inc. 4.80% 8/14/2029	33	33
	Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	197	192
	Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	21	20
	Takeda Pharmaceutical Co., Ltd. 2.25% 11/21/2026	EUR100	103
	UnitedHealth Group, Inc. 4.00% 5/15/2029	USD258	249
	UnitedHealth Group, Inc. 5.625% 7/15/2054	65	63
			2,681

Communication services 0.47%
	América Móvil, SAB de CV 10.125% 1/22/2029	MXN9,100	432
	América Móvil, SAB de CV 9.50% 1/27/2031	2,000	90
	AT&T, Inc. 2.75% 6/1/2031	USD165	144
	AT&T, Inc. 2.55% 12/1/2033	64	52
	Comcast Corp. 0% 9/14/2026	EUR100	99
	Deutsche Telekom International Finance BV 9.25% 6/1/2032	USD45	56
	Orange 9.00% 3/1/2031[5]	65	77
	Orange 3.625% 11/16/2031	EUR100	107
	Tencent Holdings, Ltd. 3.925% 1/19/2038	USD200	170
	T-Mobile USA, Inc. 2.05% 2/15/2028	200	184
	T-Mobile USA, Inc. 3.70% 5/8/2032	EUR100	106
	T-Mobile USA, Inc. 5.15% 4/15/2034	USD115	113
	Verizon Communications, Inc. 0.375% 3/22/2029	EUR140	131
	Verizon Communications, Inc. 0.75% 3/22/2032	100	88
			1,849

Consumer discretionary 0.46%
	BMW US Capital, LLC 3.90% 4/9/2025[3]	USD70	70
	Daimler Truck International Finance BV 3.875% 6/19/2029	EUR100	107
	Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[3]	USD150	146
	Daimler Trucks Finance North America, LLC 5.375% 1/18/2034[3]	150	149
	Ford Motor Credit Co., LLC 5.303% 9/6/2029	200	196
	General Motors Financial Co., Inc. 4.90% 10/6/2029	135	133
	Hyundai Capital America 1.50% 6/15/2026[3]	250	238
	Hyundai Capital America 2.375% 10/15/2027[3]	109	102
	McDonalds Corp. 1.60% 3/15/2031[6]	EUR100	95
	Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[3]	USD185	184
	Sands China, Ltd. 5.40% 8/8/2028	400	396
			1,816

Consumer staples 0.44%
	Altria Group, Inc. 2.20% 6/15/2027	EUR270	276
	BAT Capital Corp. 3.215% 9/6/2026	USD62	61
	BAT Capital Corp. 4.70% 4/2/2027	67	67
	BAT Capital Corp. 3.557% 8/15/2027	105	102
	BAT Capital Corp. 3.462% 9/6/2029	75	70

American Funds Insurance Series	136

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
	British American Tobacco PLC 3.00% subordinated perpetual bonds (5-year EUR Mid-Swap + 3.372% on 12/27/2026)[5]	EUR640	$651
	Campbell’s Co. (The) 4.75% 3/23/2035	USD107	101
	Coca-Cola Co. 1.25% 3/8/2031	EUR100	94
	Coca-Cola Co. 4.65% 8/14/2034	USD61	59
	Coca-Cola Co. 3.75% 8/15/2053	EUR125	131
	Philip Morris International, Inc. 5.75% 11/17/2032	USD110	113
			1,725

Industrials 0.40%
	Boeing Co. (The) 6.528% 5/1/2034	604	633
	Canadian Pacific Railway Co. 3.10% 12/2/2051	164	107
	Carrier Global Corp. 2.242% 2/15/2025	6	6
	Carrier Global Corp. 2.493% 2/15/2027	7	7
	CSX Corp. 3.80% 4/15/2050	6	4
	CSX Corp. 2.50% 5/15/2051	75	44
	Honeywell International, Inc. 3.75% 3/1/2036	EUR100	104
	Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034[3]	USD83	82
	MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027[3]	200	195
	RTX Corp. 4.125% 11/16/2028	170	165
	Sats Treasury Pte., Ltd. 4.828% 1/23/2029	200	199
			1,546

Materials 0.24%
	Braskem Netherlands Finance BV 8.50% 1/12/2031	600	602
	First Quantum Minerals, Ltd. 9.375% 3/1/2029[3]	250	266
	Vale Overseas, Ltd. 3.75% 7/8/2030	94	86
			954

Information technology 0.23%
	Broadcom, Inc. 4.00% 4/15/2029[3]	21	20
	Broadcom, Inc. 4.15% 11/15/2030	70	67
	Broadcom, Inc. 3.419% 4/15/2033[3]	123	108
	Broadcom, Inc. 3.137% 11/15/2035[3]	15	12
	Lenovo Group, Ltd. 5.875% 4/24/2025	269	270
	Oracle Corp. 2.65% 7/15/2026	216	209
	SK hynix, Inc. 1.50% 1/19/2026	200	193
			879

Real estate 0.11%
	American Tower Corp. 0.875% 5/21/2029	EUR130	123
	Equinix, Inc. 2.15% 7/15/2030	USD176	151
	Essex Portfolio, LP 3.50% 4/1/2025	120	120
	Essex Portfolio, LP 3.375% 4/15/2026	40	39
			433
	Total corporate bonds, notes & loans		24,847
Mortgage-backed obligations 5.87%
Federal agency mortgage-backed obligations 4.90%
	Fannie Mae Pool #FS3056 2.00% 10/1/2052[7]	163	127
	Fannie Mae Pool #FS4191 5.50% 3/1/2053[7]	278	276
	Fannie Mae Pool #CB5912 6.00% 3/1/2053[7]	75	76
	Fannie Mae Pool #MA4978 5.00% 4/1/2053[7]	1,359	1,313
	Fannie Mae Pool #CB7104 5.50% 9/1/2053[7]	355	353
	Fannie Mae Pool #MA5191 6.00% 11/1/2053[7]	471	473
	Fannie Mae Pool #FS6767 6.50% 1/1/2054[7]	33	33
	Fannie Mae Pool #MA5270 5.00% 2/1/2054[7]	790	763
	Fannie Mae Pool #MA5271 5.50% 2/1/2054[7]	22	22
	Fannie Mae Pool #MA5296 5.50% 3/1/2054[7]	15	15
	Fannie Mae Pool #MA5295 6.00% 3/1/2054[7]	3,196	3,213

137	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #MA5329 6.50% 4/1/2054[7]	USD38	$39
	Fannie Mae Pool #FS8131 5.50% 6/1/2054[7]	96	95
	Fannie Mae Pool #FS8153 6.00% 6/1/2054[7]	78	79
	Fannie Mae Pool #FS8467 5.50% 7/1/2054[7]	195	193
	Fannie Mae Pool #CB8842 5.50% 7/1/2054[7]	144	142
	Fannie Mae Pool #BU4700 6.00% 7/1/2054[7]	111	112
	Fannie Mae Pool #CB8858 6.00% 7/1/2054[7]	75	76
	Fannie Mae Pool #CB8855 6.00% 7/1/2054[7]	61	62
	Fannie Mae Pool #FS8318 6.00% 7/1/2054[7]	55	56
	Fannie Mae Pool #DB7783 5.50% 8/1/2054[7]	91	89
	Fannie Mae Pool #FS8758 6.00% 8/1/2054[7]	90	90
	Fannie Mae Pool #DB7792 6.00% 8/1/2054[7]	77	77
	Fannie Mae Pool #FS8757 6.00% 8/1/2054[7]	74	75
	Fannie Mae Pool #BU4916 6.00% 8/1/2054[7]	38	38
	Fannie Mae Pool #FS8756 6.00% 8/1/2054[7]	29	30
	Fannie Mae Pool #FS8866 6.00% 9/1/2054[7]	99	100
	Fannie Mae Pool #CB9333 5.50% 10/1/2054[7]	1,675	1,657
	Fannie Mae Pool #DC7042 4.50% 12/1/2054[7]	285	268
	Fannie Mae Pool #DC7351 4.50% 12/1/2054[7]	16	15
	Freddie Mac Pool #SD8266 4.50% 11/1/2052[7]	103	97
	Freddie Mac Pool #SD8276 5.00% 12/1/2052[7]	444	430
	Freddie Mac Pool #SD4977 5.00% 11/1/2053[7]	1,554	1,502
	Freddie Mac Pool #RJ0326 6.50% 11/1/2053[7]	11	11
	Freddie Mac Pool #SD8401 5.50% 2/1/2054[7]	795	785
	Freddie Mac Pool #QI0213 6.50% 2/1/2054[7]	9	9
	Freddie Mac Pool #SD8408 5.50% 3/1/2054[7]	441	436
	Freddie Mac Pool #RJ1855 5.00% 6/1/2054[7]	28	27
	Freddie Mac Pool #RJ1768 5.50% 6/1/2054[7]	44	44
	Freddie Mac Pool #RJ1779 6.00% 6/1/2054[7]	87	88
	Freddie Mac Pool #RJ1960 5.50% 7/1/2054[7]	48	47
	Freddie Mac Pool #RJ1963 5.50% 7/1/2054[7]	36	36
	Freddie Mac Pool #RJ1973 6.00% 7/1/2054[7]	116	117
	Freddie Mac Pool #RJ1975 6.00% 7/1/2054[7]	112	114
	Freddie Mac Pool #SD5813 6.00% 7/1/2054[7]	78	79
	Freddie Mac Pool #RJ1964 6.00% 7/1/2054[7]	58	59
	Freddie Mac Pool #SD8447 6.00% 7/1/2054[7]	55	56
	Freddie Mac Pool #QI8874 6.00% 7/1/2054[7]	45	46
	Freddie Mac Pool #SD8453 5.50% 8/1/2054[7]	25	24
	Freddie Mac Pool #SD6029 6.00% 8/1/2054[7]	48	49
	Freddie Mac Pool #SD8454 6.00% 8/1/2054[7]	18	18
	Freddie Mac Pool #SD8455 6.50% 8/1/2054[7]	11	12
	Freddie Mac Pool #RJ2298 5.50% 9/1/2054[7]	135	133
	Freddie Mac Pool #RJ2314 6.00% 9/1/2054[7]	165	167
	Freddie Mac Pool #RJ2312 6.00% 9/1/2054[7]	89	91
	Freddie Mac Pool #RJ2308 6.00% 9/1/2054[7]	85	87
	Freddie Mac Pool #RJ2306 6.00% 9/1/2054[7]	78	79
	Freddie Mac Pool #RJ2309 6.00% 9/1/2054[7]	47	47
	Freddie Mac Pool #SD8471 6.50% 10/1/2054[7]	59	61
	Freddie Mac Pool #SD8473 4.50% 11/1/2054[7]	95	90
	Freddie Mac Pool #RJ2851 4.50% 11/1/2054[7]	77	72
	Freddie Mac Pool #QX1414 5.50% 12/1/2054[7]	64	64
	Uniform Mortgage-Backed Security 2.00% 1/1/2055[7,8]	64	50
	Uniform Mortgage-Backed Security 4.50% 1/1/2055[7,8]	231	217
	Uniform Mortgage-Backed Security 5.00% 1/1/2055[7,8]	3,895	3,760
	Uniform Mortgage-Backed Security 4.50% 2/1/2055[7,8]	284	267
			19,228

American Funds Insurance Series	138

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)

Collateralized mortgage-backed obligations (privately originated) 0.51%
	Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034[3,7,9]	USD106	$104
	Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 6.869% 5/25/2043[3,7,9]	158	162
	Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 6.469% 6/25/2043[3,7,9]	84	85
	Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 6.269% 7/25/2043[3,7,9]	59	59
	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 6.369% 1/25/2044[3,7,9]	55	56
	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.669% 5/25/2044[3,7,9]	84	84
	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 6.219% 5/25/2044[3,7,9]	121	122
	GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028)[3,5,7]	276	278
	MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028)[3,5,7]	124	125
	New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068[3,7,9]	92	84
	Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028)[3,5,7]	101	102
	Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028)[3,5,7]	197	199
	Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028)[3,5,7]	277	279
	Verus Securitization Trust, Series 24-4, Class A2, 6.572% 6/25/2069 (7.572% on 5/1/2028)[3,5,7]	138	140
	Verus Securitization Trust, Series 2024-9, Class A1, 5.493% 11/25/2069[3,7,9]	100	100
			1,979

Other mortgage-backed securities 0.24%
	Nykredit Realkredit AS, Series 01E, 1.50% 10/1/2037[7]	DKK433	56
	Nykredit Realkredit AS, Series 01E, 1.50% 10/1/2040[7]	1,131	144
	Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2043[7]	5,237	604
	Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2050[7]	456	48
	Nykredit Realkredit AS, Series CCE, 1.00% 10/1/2050[7]	549	61
	Realkredit Danmark AS 1.00% 10/1/2053[7]	182	20
			933

Commercial mortgage-backed securities 0.22%
	BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057[7,9]	USD55	56
	BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.212% 9/15/2036[3,7,9]	150	150
	BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 5.411% 10/15/2036[3,7,9]	110	110
	Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028[3,7,9]	100	103
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[3,7,9]	135	137
	Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.943% 12/15/2029[3,7,9]	24	24
	HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.876% 5/10/2039[3,7,9]	100	101
	KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1-month USD CME Term SOFR + 1.542%) 6.115% 12/15/2039[3,7,9]	143	143
	Multi Family Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 7.319% 7/25/2054[3,7,9]	52	53
			877
	Total mortgage-backed obligations		23,017

139	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 4.42%
U.S. Treasury 4.11%
	U.S. Treasury 3.00% 7/15/2025	USD985	$979
	U.S. Treasury 3.75% 4/15/2026	76	76
	U.S. Treasury 4.875% 5/31/2026	1,185	1,195
	U.S. Treasury 4.00% 1/15/2027	620	617
	U.S. Treasury 4.50% 4/15/2027	1,173	1,179
	U.S. Treasury 4.00% 6/30/2028	4,583	4,537
	U.S. Treasury 4.375% 8/31/2028	81	81
	U.S. Treasury 4.625% 9/30/2028	1,918	1,937
	U.S. Treasury 4.125% 3/31/2029	815	807
	U.S. Treasury 3.50% 9/30/2029	755	727
	U.S. Treasury 1.375% 11/15/2031[10]	771	631
	U.S. Treasury 1.875% 2/15/2032	220	185
	U.S. Treasury 2.875% 5/15/2032	306	275
	U.S. Treasury 1.875% 2/15/2041[10]	605	406
	U.S. Treasury 2.25% 5/15/2041[10]	1,115	792
	U.S. Treasury 2.875% 11/15/2046	400	291
	U.S. Treasury 1.25% 5/15/2050	440	209
	U.S. Treasury 1.375% 8/15/2050	400	195
	U.S. Treasury 2.375% 5/15/2051[10]	510	321
	U.S. Treasury 2.00% 8/15/2051[10]	560	321
	U.S. Treasury 4.00% 11/15/2052	270	236
	U.S. Treasury 3.625% 2/15/2053	149	121
			16,118

U.S. Treasury inflation-protected securities 0.31%
	U.S. Treasury Inflation-Protected Security 0.375% 7/15/2027[4]	366	354
	U.S. Treasury Inflation-Protected Security 2.375% 10/15/2028[4]	676	687
	U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049[4]	264	192
			1,233
	Total U.S. Treasury bonds & notes		17,351
Asset-backed obligations 0.28%
	ACHV ABS Trust, Series 2023-4CP, Class B, 7.24% 11/25/2030[3,7]	27	27
	Affirm, Inc., Series 2023-X1, Class A, 7.11% 11/15/2028[3,7]	12	12
	Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029[3,7]	44	44
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027[3,7]	125	126
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[3,7]	148	152
	EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032[3,7]	100	100
	Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029[3,7]	113	114
	Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029[3,7]	100	101
	OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031[3,7]	208	210
	OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031[3,7]	100	102
	SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 6.148% 11/15/2052[3,7,9]	79	80
	Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[3,7]	16	16
			1,084
Municipals 0.03%
Ohio 0.02%
	Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2/15/2048	100	73

American Funds Insurance Series	140

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Municipals (continued)

Texas 0.01%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052		USD80	$55
Total municipals			128
Total bonds, notes & other debt instruments (cost: $126,803,000)			118,634
Investment funds 1.01%		Shares
Capital Group Central Corporate Bond Fund[11]		476,845	3,953
Total Investment funds (cost: $3,772,000)			3,953
Short-term securities 5.87%
Money market investments 5.65%
Capital Group Central Cash Fund 4.50%[11,12]		221,832	22,187
	Weighted average yield at acquisition	Principal amount (000)
Bills & notes of governments & government agencies outside the U.S. 0.22%
Egypt (Arab Republic of) 3/11/2025	21.301%	EGP7,550	142
Egypt (Arab Republic of) 3/18/2025	21.597	37,925	707
			849
Total short-term securities (cost: $23,087,000)			23,036
Total investment securities 100.88% (cost: $344,071,000)			395,752
Other assets less liabilities (0.88)%			(3,470)
Net assets 100.00%			$392,282
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2024 (000)
2 Year Euro-Schatz Futures	Long	15	3/10/2025	USD1,662	$(5)
2 Year U.S. Treasury Note Futures	Long	18	4/3/2025	3,701	(6)
5 Year Euro-Bobl Futures	Long	38	3/10/2025	4,639	(58)
5 Year U.S. Treasury Note Futures	Long	90	4/3/2025	9,567	(62)
10 Year Italy Government Bond Futures	Long	13	3/10/2025	1,616	(39)
10 Year French Government Bond Futures	Long	7	3/10/2025	895	(18)
10 Year Euro-Bund Futures	Short	24	3/10/2025	(3,317)	71
10 Year Australian Treasury Bond Futures	Long	2	3/17/2025	140	(2)
10 Year Japanese Government Bond Futures	Long	2	3/21/2025	1,804	(7)
10 Year U.S. Treasury Note Futures	Long	20	3/31/2025	2,175	(32)
10 Year Canadian Government Bond Futures	Long	9	3/31/2025	768	6
10 Year UK Gilt Futures	Long	4	3/31/2025	463	(12)
20 Year U.S. Treasury Note Futures	Long	13	3/31/2025	1,480	(42)

141	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2024 (000)
30 Year Euro-Buxl Futures	Long	1	3/10/2025	USD137	$(8)
30 Year Ultra U.S. Treasury Bond Futures	Long	4	3/31/2025	475	(24)
					$(238)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	179	MYR	800	HSBC Bank	1/8/2025	$1
MYR	110	USD	25	JPMorgan Chase	1/8/2025	— [2]
MYR	800	USD	180	JPMorgan Chase	1/8/2025	(1)
JPY	13,739	USD	89	BNP Paribas	1/8/2025	(2)
CHF	130	USD	148	HSBC Bank	1/8/2025	(4)
EUR	392	USD	413	Citibank	1/8/2025	(7)
CNH	6,185	USD	855	Standard Chartered Bank	1/9/2025	(12)
USD	1,526	BRL	8,921	JPMorgan Chase	1/10/2025	85
USD	287	KRW	408,860	Morgan Stanley	1/10/2025	11
USD	475	INR	40,175	HSBC Bank	1/10/2025	6
COP	276,050	USD	62	Morgan Stanley	1/10/2025	— [2]
USD	20	CLP	19,505	Morgan Stanley	1/10/2025	— [2]
BRL	470	USD	76	Morgan Stanley	1/10/2025	— [2]
BRL	500	USD	82	BNP Paribas	1/10/2025	(1)
BRL	1,010	USD	165	Morgan Stanley	1/10/2025	(2)
USD	558	IDR	9,051,240	Citibank	1/10/2025	(2)
USD	1,340	KRW	1,980,870	Morgan Stanley	1/10/2025	(2)
IDR	2,859,554	USD	179	Citibank	1/10/2025	(3)
USD	210	BRL	1,315	JPMorgan Chase	1/10/2025	(3)
JPY	166,455	USD	1,122	UBS AG	1/10/2025	(63)
USD	48	AUD	75	HSBC Bank	1/14/2025	2
CNH	670	USD	91	Citibank	1/14/2025	— [2]
USD	11,524	CNH	84,610	Citibank	1/14/2025	(8)
EUR	399	USD	421	Citibank	1/14/2025	(8)
CNH	7,737	USD	1,066	UBS AG	1/14/2025	(11)
USD	116	EUR	110	Morgan Stanley	1/15/2025	2
USD	398	MXN	8,290	Barclays Bank PLC	1/15/2025	1
USD	370	THB	12,670	UBS AG	1/15/2025	1
USD	86	CZK	2,080	Citibank	1/15/2025	— [2]
EUR	110	USD	114	HSBC Bank	1/15/2025	— [2]
PLN	540	USD	133	HSBC Bank	1/15/2025	(2)
CZK	2,840	USD	120	Standard Chartered Bank	1/15/2025	(3)
THB	12,750	USD	376	Citibank	1/15/2025	(4)
MXN	4,630	USD	229	UBS AG	1/15/2025	(7)
MXN	5,510	USD	271	Bank of New York Mellon	1/15/2025	(8)
USD	842	GBP	660	HSBC Bank	1/16/2025	16
USD	232	JPY	34,589	Morgan Stanley	1/16/2025	12
USD	4,596	GBP	3,670	JPMorgan Chase	1/16/2025	2
GBP	60	USD	75	Citibank	1/16/2025	— [2]
GBP	915	USD	1,167	Barclays Bank PLC	1/16/2025	(22)
USD	1,298	JPY	199,030	UBS AG	1/17/2025	31
USD	547	NZD	938	Standard Chartered Bank	1/17/2025	23
USD	412	CHF	360	Standard Chartered Bank	1/17/2025	15

American Funds Insurance Series	142

American Funds Global Balanced Fund (continued)
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	347	EUR	330	Morgan Stanley	1/17/2025	$5
USD	11,223	JPY	1,761,820	BNP Paribas	1/17/2025	3
USD	1,591	AUD	2,570	Bank of America	1/17/2025	1
USD	177	CHF	160	UBS AG	1/17/2025	— [2]
CAD	110	USD	76	Citibank	1/17/2025	— [2]
EUR	396	DKK	2,950	Standard Chartered Bank	1/17/2025	— [2]
EUR	330	USD	342	HSBC Bank	1/17/2025	— [2]
NZD	111	USD	62	UBS AG	1/17/2025	— [2]
AUD	90	USD	58	Standard Chartered Bank	1/17/2025	(2)
USD	3,235	CAD	4,650	Citibank	1/17/2025	(2)
DKK	800	USD	114	Standard Chartered Bank	1/17/2025	(2)
CHF	520	USD	579	Morgan Stanley	1/17/2025	(5)
NZD	874	USD	495	UBS AG	1/17/2025	(6)
NOK	6,655	USD	597	BNP Paribas	1/17/2025	(12)
CAD	1,350	USD	953	Morgan Stanley	1/17/2025	(14)
JPY	666,752	USD	4,409	Morgan Stanley	1/17/2025	(163)
USD	144	CHF	130	UBS AG	1/21/2025	— [2]
USD	343	CHF	310	UBS AG	1/21/2025	— [2]
USD	82	CZK	2,000	Citibank	1/21/2025	— [2]
USD	47	HUF	18,750	BNP Paribas	1/21/2025	— [2]
USD	59	NOK	670	UBS AG	1/21/2025	— [2]
USD	225	PLN	930	Bank of America	1/21/2025	— [2]
USD	332	SEK	3,660	Bank of America	1/21/2025	— [2]
EUR	201	CAD	300	UBS AG	1/23/2025	— [2]
EUR	430	USD	446	HSBC Bank	1/23/2025	— [2]
USD	117	SGD	160	UBS AG	1/23/2025	— [2]
USD	117	SGD	160	UBS AG	1/23/2025	— [2]
GBP	90	USD	114	Morgan Stanley	1/23/2025	(2)
SGD	160	USD	119	Standard Chartered Bank	1/23/2025	(2)
EUR	4,890	USD	5,144	Morgan Stanley	1/23/2025	(74)
USD	599	NOK	6,657	UBS AG	1/24/2025	14
USD	157	NZD	280	UBS AG	1/24/2025	— [2]
EUR	115	USD	121	BNP Paribas	1/24/2025	(1)
HUF	17,610	USD	45	Citibank	1/24/2025	(1)
SEK	3,570	USD	326	Standard Chartered Bank	1/24/2025	(3)
NZD	280	USD	162	HSBC Bank	1/24/2025	(5)
USD	918	MXN	18,680	Morgan Stanley	1/27/2025	27
USD	82	ILS	300	BNP Paribas	2/6/2025	— [2]
USD	125	RON	600	Bank of America	2/6/2025	— [2]
USD	26,635	EUR	25,670	UBS AG	2/21/2025	(13)
USD	412	JPY	61,409	UBS AG	3/10/2025	19
USD	110	JPY	16,666	Bank of America	3/10/2025	4
USD	268	BRL	1,390	Citibank	4/1/2025	47
BRL	1,390	USD	249	Citibank	4/1/2025	(28)
						$(182)

143	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
3.79165%	Annual	SOFR	Annual	1/13/2026	USD865	$(3)	$(11)	$8
4.254%	Annual	SONIA	Annual	5/9/2027	GBP70	— [2]	— [2]	— [2]
3.5175%	Annual	SOFR	Annual	8/15/2027	USD2,500	(34)	—	(34)
4.98038%	Annual	SONIA	Annual	6/21/2028	GBP267	9	11	(2)
3.968%	Annual	SONIA	Annual	2/16/2029	GBP1,495	(8)	— [2]	(8)
SOFR	Annual	3.29015%	Annual	1/13/2030	USD2,870	98	90	8
SONIA	Annual	4.36738%	Annual	6/21/2033	GBP62	(2)	(3)	1
SONIA	Annual	3.9322%	Annual	2/16/2054	GBP375	23	(3)	26
						$83	$84	$(1)
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
11.91%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	BRL2,940	$(33)	$—	$(33)
11.495%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	BRL3,810	(93)	—	(93)
10.045%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL9,330	(329)	(130)	(199)
							$(455)	$(130)	$(325)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
ITRAXX.EUR.42	1.00%	Quarterly	12/20/2029	EUR840	$(17)	$(18)	$1
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount[13] (000)	Value at 12/31/2024[14] (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
CDX.NA.IG.43	1.00%	Quarterly	12/20/2029	USD10,922	$244	$249	$(5)

American Funds Insurance Series	144

American Funds Global Balanced Fund (continued)
Investments in affiliates11

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Investment funds 1.01%
Capital Group Central Corporate Bond Fund	$8,341	$2,627	$6,762	$45	$(298)	$3,953	$265
Short-term securities 5.65%
Money market investments 5.65%
Capital Group Central Cash Fund 4.50%[12]	12,974	118,912	109,705	2	4	22,187	1,505
Total 6.66%				$47	$(294)	$26,140	$1,770
Restricted securities6

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Wells Fargo & Co. 3.90% 7/22/2032 (3-month EUR-EURIBOR + 1.22% on 7/22/2031)[5]	12/4/2024	$274	$266	.07%
McDonalds Corp. 1.60% 3/15/2031	9/30/2024	102	95.02
Total		$376	$361	.09%

[1]	Security did not produce income during the last 12 months.
[2]	Amount less than one thousand.
[3]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $8,151,000, which represented
2.08% of the net assets of the fund.

[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Step bond; coupon rate may change at a later date.
[6]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $361,000, which represented .09% of the net assets of the fund.

[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]	Purchased on a TBA basis.
[9]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[10]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $959,000, which represented .24% of the net assets of the fund.
[11]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[12]	Rate represents the seven-day yield at 12/31/2024.
[13]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[14]
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

145	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Key to abbreviation(s)
ADR = American Depositary Receipts
AUD = Australian dollars
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAD = Canadian dollars
CHF = Swiss francs
CLP = Chilean pesos
CME = CME Group
CNH = Chinese yuan renminbi
CNY = Chinese yuan
COP = Colombian pesos
CZK = Czech korunas
DKK = Danish kroner
EGP = Egyptian pounds
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
GBP = British pounds
HUF = Hungarian forints
IDR = Indonesian rupiah
ILS = Israeli shekels
INR = Indian rupees

JPY = Japanese yen
KRW = South Korean won
MXN = Mexican pesos
MYR = Malaysian ringgits
NOK = Norwegian kroner
NZD = New Zealand dollars
PLN = Polish zloty
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
RON = Romanian leu
SEK = Swedish kronor
SGD = Singapore dollars
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
TBA = To be announced
THB = Thai baht
TRY = Turkish lira
USD = U.S. dollars
UST = U.S. Treasury
ZAR = South African rand
Refer to the notes to financial statements.

American Funds Insurance Series	146

The Bond Fund of America®
Investment portfolio December 31, 2024

Bonds, notes & other debt instruments 94.80%		Principal amount (000)	Value (000)
Mortgage-backed obligations 39.60%
Federal agency mortgage-backed obligations 33.53%
	Fannie Mae Pool #AB1068 4.50% 5/1/2025[1]	USD2	$2
	Fannie Mae Pool #256133 4.50% 1/1/2026[1]	2	2
	Fannie Mae Pool #AR3058 3.00% 1/1/2028[1]	35	34
	Fannie Mae Pool #AS8018 3.00% 9/1/2031[1]	29	28
	Fannie Mae Pool #BM4741 3.00% 4/1/2032[1]	14	14
	Fannie Mae Pool #FM2499 2.50% 2/1/2035[1]	2,268	2,084
	Fannie Mae Pool #913966 6.00% 2/1/2037[1]	31	32
	Fannie Mae Pool #945680 6.00% 9/1/2037[1]	343	355
	Fannie Mae Pool #924866 6.765% 10/1/2037[1,2]	131	131
	Fannie Mae Pool #988588 5.50% 8/1/2038[1]	165	166
	Fannie Mae Pool #889982 5.50% 11/1/2038[1]	686	690
	Fannie Mae Pool #AB1297 5.00% 8/1/2040[1]	146	146
	Fannie Mae Pool #AH8144 5.00% 4/1/2041[1]	743	732
	Fannie Mae Pool #AH9479 5.00% 4/1/2041[1]	696	694
	Fannie Mae Pool #FM7365 2.00% 5/1/2041[1]	112,839	94,290
	Fannie Mae Pool #AI1862 5.00% 5/1/2041[1]	696	694
	Fannie Mae Pool #AI3510 5.00% 6/1/2041[1]	373	372
	Fannie Mae Pool #AJ0704 5.00% 9/1/2041[1]	328	327
	Fannie Mae Pool #AJ5391 5.00% 11/1/2041[1]	201	200
	Fannie Mae Pool #MA4501 2.00% 12/1/2041[1]	1,322	1,100
	Fannie Mae Pool #MA4540 2.00% 2/1/2042[1]	2,212	1,837
	Fannie Mae Pool #AZ3904 4.00% 5/1/2045[1]	39	36
	Fannie Mae Pool #FM9416 3.50% 7/1/2045[1]	1,698	1,534
	Fannie Mae Pool #AL8522 3.50% 5/1/2046[1]	726	656
	Fannie Mae Pool #BD1968 4.00% 7/1/2046[1]	749	695
	Fannie Mae Pool #BD5477 4.00% 7/1/2046[1]	123	115
	Fannie Mae Pool #BM5148 4.00% 10/1/2046[1]	4,582	4,263
	Fannie Mae Pool #BE0592 4.00% 11/1/2046[1]	298	274
	Fannie Mae Pool #BE8885 4.00% 3/1/2047[1]	737	685
	Fannie Mae Pool #MA3058 4.00% 7/1/2047[1]	34	32
	Fannie Mae Pool #CA0770 3.50% 11/1/2047[1]	4,003	3,594
	Fannie Mae Pool #BJ1515 4.00% 11/1/2047[1]	1,935	1,802
	Fannie Mae Pool #CA0706 4.00% 11/1/2047[1]	75	69
	Fannie Mae Pool #BM4413 4.50% 12/1/2047[1]	2,209	2,111
	Fannie Mae Pool #CA1189 3.50% 2/1/2048[1]	1,161	1,044
	Fannie Mae Pool #BJ5749 4.00% 5/1/2048[1]	14	13
	Fannie Mae Pool #BF0293 3.00% 7/1/2048[1]	5,656	4,927
	Fannie Mae Pool #BF0318 3.50% 8/1/2048[1]	4,285	3,840
	Fannie Mae Pool #BM5349 4.00% 9/1/2048[1]	18,737	17,443
	Fannie Mae Pool #FM4891 3.50% 10/1/2048[1]	17,399	15,623
	Fannie Mae Pool #BM4676 4.00% 10/1/2048[1]	10	9
	Fannie Mae Pool #FM3280 3.50% 5/1/2049[1]	440	396
	Fannie Mae Pool #CA3807 3.00% 7/1/2049[1]	1,186	1,029
	Fannie Mae Pool #CA3806 3.00% 7/1/2049[1]	785	685
	Fannie Mae Pool #FS5372 3.50% 7/1/2049[1]	2,282	2,049
	Fannie Mae Pool #FM1262 4.00% 7/1/2049[1]	18,522	17,168
	Fannie Mae Pool #FM0007 3.50% 9/1/2049[1]	13,275	11,919
	Fannie Mae Pool #FM1589 3.50% 9/1/2049[1]	3,529	3,168
	Fannie Mae Pool #FM1954 3.50% 11/1/2049[1]	5,659	5,081
	Fannie Mae Pool #FS5313 3.50% 1/1/2050[1]	26,156	23,485
	Fannie Mae Pool #CA5504 2.50% 4/1/2050[1]	11	9
	Fannie Mae Pool #CA5968 2.50% 6/1/2050[1]	5,219	4,335
	Fannie Mae Pool #CA6168 2.50% 6/1/2050[1]	552	451
	Fannie Mae Pool #CA6078 2.50% 6/1/2050[1]	78	64
	Fannie Mae Pool #FM5507 3.00% 7/1/2050[1]	15,670	13,636
	Fannie Mae Pool #CA6309 3.00% 7/1/2050[1]	5,555	4,845
	Fannie Mae Pool #CA6349 3.00% 7/1/2050[1]	1,732	1,491
	Fannie Mae Pool #CA6727 2.50% 8/1/2050[1]	4,776	3,908
	Fannie Mae Pool #CA6918 2.50% 8/1/2050[1]	989	808
	Fannie Mae Pool #FP0058 2.50% 8/1/2050[1]	638	521
	Fannie Mae Pool #CA6740 3.00% 8/1/2050[1]	1,012	876

147	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #BQ1226 2.00% 9/1/2050[1]	USD1,687	$1,324
	Fannie Mae Pool #BP6715 2.00% 9/1/2050[1]	1	1
	Fannie Mae Pool #CA7040 2.50% 9/1/2050[1]	17,676	14,420
	Fannie Mae Pool #FM4256 2.50% 9/1/2050[1]	2,747	2,281
	Fannie Mae Pool #CA7028 2.50% 9/1/2050[1]	935	777
	Fannie Mae Pool #FM7195 2.50% 9/1/2050[1]	435	355
	Fannie Mae Pool #CA7052 3.00% 9/1/2050[1]	326	280
	Fannie Mae Pool #CA7529 2.50% 10/1/2050[1]	935	764
	Fannie Mae Pool #CA7257 2.50% 10/1/2050[1]	265	220
	Fannie Mae Pool #FM4684 2.50% 10/1/2050[1]	199	163
	Fannie Mae Pool #FP0034 2.50% 10/1/2050[1]	186	152
	Fannie Mae Pool #CA7381 3.00% 10/1/2050[1]	1,551	1,329
	Fannie Mae Pool #CA7599 2.50% 11/1/2050[1]	6,317	5,246
	Fannie Mae Pool #FM5309 2.50% 11/1/2050[1]	1,170	955
	Fannie Mae Pool #BQ7564 2.50% 11/1/2050[1]	667	545
	Fannie Mae Pool #CA7743 2.50% 11/1/2050[1]	26	22
	Fannie Mae Pool #FM4897 3.00% 11/1/2050[1]	15,915	13,875
	Fannie Mae Pool #MA4208 2.00% 12/1/2050[1]	1,080	848
	Fannie Mae Pool #FM5166 3.00% 12/1/2050[1]	1,065	916
	Fannie Mae Pool #MA4237 2.00% 1/1/2051[1]	6,773	5,291
	Fannie Mae Pool #BR4104 2.00% 1/1/2051[1]	5,137	4,045
	Fannie Mae Pool #FM6113 2.50% 1/1/2051[1]	21,885	17,999
	Fannie Mae Pool #FS5929 2.50% 1/1/2051[1]	1,596	1,304
	Fannie Mae Pool #FS3550 2.50% 1/1/2051[1]	995	813
	Fannie Mae Pool #FM6293 3.00% 1/1/2051[1]	67	58
	Fannie Mae Pool #BR2666 2.00% 2/1/2051[1]	404	320
	Fannie Mae Pool #CA8828 2.50% 2/1/2051[1]	5,267	4,375
	Fannie Mae Pool #CA9289 2.50% 2/1/2051[1]	3,610	2,949
	Fannie Mae Pool #FM6764 2.50% 3/1/2051[1]	7,591	6,192
	Fannie Mae Pool #CA9390 2.50% 3/1/2051[1]	1,782	1,453
	Fannie Mae Pool #BQ7729 2.50% 3/1/2051[1]	995	811
	Fannie Mae Pool #MA4305 2.00% 4/1/2051[1]	29	23
	Fannie Mae Pool #BN9135 2.50% 4/1/2051[1]	5,087	4,150
	Fannie Mae Pool #FM6871 2.50% 4/1/2051[1]	4,774	3,894
	Fannie Mae Pool #BR6309 2.50% 4/1/2051[1]	4,106	3,368
	Fannie Mae Pool #MA4306 2.50% 4/1/2051[1]	2,557	2,104
	Fannie Mae Pool #FS0030 2.50% 4/1/2051[1]	175	143
	Fannie Mae Pool #FM6965 2.50% 4/1/2051[1]	119	97
	Fannie Mae Pool #CB0191 3.00% 4/1/2051[1]	3,176	2,722
	Fannie Mae Pool #CB0193 3.00% 4/1/2051[1]	391	336
	Fannie Mae Pool #BR1035 2.00% 5/1/2051[1]	17	14
	Fannie Mae Pool #FM7325 2.50% 5/1/2051[1]	1,973	1,620
	Fannie Mae Pool #CB0396 2.50% 5/1/2051[1]	1,863	1,519
	Fannie Mae Pool #FM7408 2.50% 5/1/2051[1]	603	492
	Fannie Mae Pool #BR0999 2.50% 5/1/2051[1]	493	402
	Fannie Mae Pool #FM7409 2.50% 5/1/2051[1]	167	136
	Fannie Mae Pool #FM7222 2.50% 5/1/2051[1]	34	27
	Fannie Mae Pool #FM7304 2.50% 5/1/2051[1]	29	24
	Fannie Mae Pool #FM7803 2.00% 6/1/2051[1]	530	420
	Fannie Mae Pool #FM7740 2.50% 6/1/2051[1]	48	39
	Fannie Mae Pool #FM7909 3.00% 6/1/2051[1]	291	250
	Fannie Mae Pool #FM7510 3.00% 6/1/2051[1]	204	175
	Fannie Mae Pool #MA4378 2.00% 7/1/2051[1]	80	62
	Fannie Mae Pool #CB0988 2.50% 7/1/2051[1]	9,024	7,438
	Fannie Mae Pool #BT0849 2.50% 7/1/2051[1]	4,836	3,950
	Fannie Mae Pool #FM9530 2.50% 7/1/2051[1]	4,592	3,746
	Fannie Mae Pool #FM8315 2.50% 7/1/2051[1]	1,013	832
	Fannie Mae Pool #CB1134 2.50% 7/1/2051[1]	951	776
	Fannie Mae Pool #BT1288 2.50% 7/1/2051[1]	594	485
	Fannie Mae Pool #FM7900 2.50% 7/1/2051[1]	459	380
	Fannie Mae Pool #CB1066 2.50% 7/1/2051[1]	225	185

American Funds Insurance Series	148

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #CB1304 3.00% 8/1/2051[1]	USD1,404	$1,214
	Fannie Mae Pool #FS1630 2.50% 9/1/2051[1]	3,216	2,624
	Fannie Mae Pool #FM8761 2.50% 9/1/2051[1]	1,991	1,625
	Fannie Mae Pool #CB1527 2.50% 9/1/2051[1]	1,101	907
	Fannie Mae Pool #CB1552 2.50% 9/1/2051[1]	512	421
	Fannie Mae Pool #FS4711 2.50% 9/1/2051[1]	450	367
	Fannie Mae Pool #BQ7428 2.50% 9/1/2051[1]	320	263
	Fannie Mae Pool #BT7263 2.50% 9/1/2051[1]	309	252
	Fannie Mae Pool #FM8692 2.50% 9/1/2051[1]	57	47
	Fannie Mae Pool #BT6781 2.50% 10/1/2051[1]	388	316
	Fannie Mae Pool #FS5125 2.50% 10/1/2051[1]	331	270
	Fannie Mae Pool #FS4628 3.00% 10/1/2051[1]	3,260	2,800
	Fannie Mae Pool #MA4465 2.00% 11/1/2051[1]	4,566	3,575
	Fannie Mae Pool #FS0965 2.00% 11/1/2051[1]	136	108
	Fannie Mae Pool #CB2092 2.50% 11/1/2051[1]	13,301	10,850
	Fannie Mae Pool #FM9481 2.50% 11/1/2051[1]	1,526	1,245
	Fannie Mae Pool #CB2088 2.50% 11/1/2051[1]	97	80
	Fannie Mae Pool #FM9810 3.00% 11/1/2051[1]	969	836
	Fannie Mae Pool #MA4492 2.00% 12/1/2051[1]	838	655
	Fannie Mae Pool #FM9846 2.50% 12/1/2051[1]	10,704	8,747
	Fannie Mae Pool #FM9672 2.50% 12/1/2051[1]	1,980	1,617
	Fannie Mae Pool #BU3058 2.50% 12/1/2051[1]	1,016	829
	Fannie Mae Pool #FM9855 2.50% 12/1/2051[1]	988	806
	Fannie Mae Pool #FS0145 2.50% 12/1/2051[1]	878	716
	Fannie Mae Pool #FM9904 2.50% 12/1/2051[1]	640	523
	Fannie Mae Pool #CB2404 2.50% 12/1/2051[1]	344	281
	Fannie Mae Pool #CB2787 3.50% 12/1/2051[1]	21	19
	Fannie Mae Pool #BQ7006 2.00% 1/1/2052[1]	1,905	1,489
	Fannie Mae Pool #CB2644 2.50% 1/1/2052[1]	53,261	43,448
	Fannie Mae Pool #CB2555 2.50% 1/1/2052[1]	23,295	19,003
	Fannie Mae Pool #FS6479 2.50% 1/1/2052[1]	4,607	3,764
	Fannie Mae Pool #FS0392 2.50% 1/1/2052[1]	2,150	1,754
	Fannie Mae Pool #FS0235 2.50% 1/1/2052[1]	2,020	1,648
	Fannie Mae Pool #FS4203 2.50% 1/1/2052[1]	1,163	949
	Fannie Mae Pool #FS5613 2.50% 1/1/2052[1]	353	290
	Fannie Mae Pool #FS0370 2.50% 1/1/2052[1]	83	67
	Fannie Mae Pool #FS0454 3.00% 1/1/2052[1]	1,022	880
	Fannie Mae Pool #BV3076 2.00% 2/1/2052[1]	15,599	12,177
	Fannie Mae Pool #MA4547 2.00% 2/1/2052[1]	2,571	2,009
	Fannie Mae Pool #BV3083 2.00% 2/1/2052[1]	840	656
	Fannie Mae Pool #FS1995 2.50% 2/1/2052[1]	2,993	2,441
	Fannie Mae Pool #BT1967 2.50% 2/1/2052[1]	1,801	1,481
	Fannie Mae Pool #MA4548 2.50% 2/1/2052[1]	918	750
	Fannie Mae Pool #FS1080 2.50% 2/1/2052[1]	750	612
	Fannie Mae Pool #FS2660 2.50% 2/1/2052[1]	503	411
	Fannie Mae Pool #FS1885 2.50% 2/1/2052[1]	454	370
	Fannie Mae Pool #FS0834 2.50% 2/1/2052[1]	322	263
	Fannie Mae Pool #CB3099 2.50% 2/1/2052[1]	259	213
	Fannie Mae Pool #FS0647 3.00% 2/1/2052[1]	34,214	29,616
	Fannie Mae Pool #BV3101 2.00% 3/1/2052[1]	1,633	1,278
	Fannie Mae Pool #MA4562 2.00% 3/1/2052[1]	1,293	1,008
	Fannie Mae Pool #FS1742 2.00% 3/1/2052[1]	1,109	868
	Fannie Mae Pool #BV4172 2.00% 3/1/2052[1]	886	693
	Fannie Mae Pool #CB3031 2.50% 3/1/2052[1]	1,849	1,519
	Fannie Mae Pool #FS4433 2.50% 3/1/2052[1]	667	549
	Fannie Mae Pool #BV4119 2.50% 3/1/2052[1]	371	303
	Fannie Mae Pool #MA4563 2.50% 3/1/2052[1]	37	30
	Fannie Mae Pool #FS1598 2.00% 4/1/2052[1]	1,714	1,338
	Fannie Mae Pool #MA4577 2.00% 4/1/2052[1]	772	602
	Fannie Mae Pool #CB3354 2.50% 4/1/2052[1]	32,998	26,918
	Fannie Mae Pool #FS6036 2.50% 4/1/2052[1]	2,047	1,670

149	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #BV4656 2.50% 4/1/2052[1]	USD1,669	$1,369
	Fannie Mae Pool #FS1655 4.00% 4/1/2052[1]	283	260
	Fannie Mae Pool #FS9189 2.00% 5/1/2052[1]	3,854	3,017
	Fannie Mae Pool #FS8650 2.50% 5/1/2052[1]	21,402	17,491
	Fannie Mae Pool #BV9644 2.50% 5/1/2052[1]	2,231	1,832
	Fannie Mae Pool #MA4598 2.50% 5/1/2052[1]	998	816
	Fannie Mae Pool #FS5387 2.50% 5/1/2052[1]	737	601
	Fannie Mae Pool #FS6034 2.50% 6/1/2052[1]	161	132
	Fannie Mae Pool #MA4623 2.50% 6/1/2052[1]	154	126
	Fannie Mae Pool #MA4626 4.00% 6/1/2052[1]	3,609	3,308
	Fannie Mae Pool #BW1931 5.00% 6/1/2052[1]	3,095	2,995
	Fannie Mae Pool #BT8262 5.00% 6/1/2052[1]	1,390	1,348
	Fannie Mae Pool #FS7879 2.50% 7/1/2052[1]	40,565	33,099
	Fannie Mae Pool #FS6631 2.50% 7/1/2052[1]	759	623
	Fannie Mae Pool #CB4274 2.50% 7/1/2052[1]	448	367
	Fannie Mae Pool #FS5493 2.50% 7/1/2052[1]	140	115
	Fannie Mae Pool #FS5294 2.50% 7/1/2052[1]	122	99
	Fannie Mae Pool #BW0959 5.00% 7/1/2052[1]	2,879	2,791
	Fannie Mae Pool #BV8976 5.00% 8/1/2052[1]	579	561
	Fannie Mae Pool #FS2805 2.50% 9/1/2052[1]	469	385
	Fannie Mae Pool #BW1192 4.50% 9/1/2052[1]	267	252
	Fannie Mae Pool #BW8497 4.50% 9/1/2052[1]	59	56
	Fannie Mae Pool #CB4620 5.00% 9/1/2052[1]	9,037	8,790
	Fannie Mae Pool #FS3056 2.00% 10/1/2052[1]	9,353	7,291
	Fannie Mae Pool #CB4852 4.50% 10/1/2052[1]	52,626	49,623
	Fannie Mae Pool #BX0097 4.50% 10/1/2052[1]	2,541	2,403
	Fannie Mae Pool #MA4785 5.00% 10/1/2052[1]	2,615	2,533
	Fannie Mae Pool #BW1289 5.50% 10/1/2052[1]	2,953	2,923
	Fannie Mae Pool #BW1243 5.50% 10/1/2052[1]	2,671	2,644
	Fannie Mae Pool #MA4820 6.50% 10/1/2052[1]	230	236
	Fannie Mae Pool #BX1132 4.50% 11/1/2052[1]	909	857
	Fannie Mae Pool #BX5673 5.00% 12/1/2052[1]	134	129
	Fannie Mae Pool #MA4842 5.50% 12/1/2052[1]	5,193	5,140
	Fannie Mae Pool #CB5778 6.00% 12/1/2052[1]	40	40
	Fannie Mae Pool #BX5927 4.00% 1/1/2053[1]	274	251
	Fannie Mae Pool #FS5520 4.50% 1/1/2053[1]	4,679	4,406
	Fannie Mae Pool #FS6769 5.00% 1/1/2053[1]	31,843	30,844
	Fannie Mae Pool #FS4435 2.50% 2/1/2053[1]	720	588
	Fannie Mae Pool #MA4916 4.00% 2/1/2053[1]	4,767	4,364
	Fannie Mae Pool #MA4918 5.00% 2/1/2053[1]	622	602
	Fannie Mae Pool #MA4919 5.50% 2/1/2053[1]	7,895	7,802
	Fannie Mae Pool #BW5268 4.00% 3/1/2053[1]	411	376
	Fannie Mae Pool #CB5986 5.00% 3/1/2053[1]	155	150
	Fannie Mae Pool #BX7779 5.50% 3/1/2053[1]	4,160	4,127
	Fannie Mae Pool #FS4191 5.50% 3/1/2053[1]	448	445
	Fannie Mae Pool #BX7949 6.00% 3/1/2053[1]	1,007	1,013
	Fannie Mae Pool #CB5912 6.00% 3/1/2053[1]	901	912
	Fannie Mae Pool #MA4993 4.00% 4/1/2053[1]	4,483	4,104
	Fannie Mae Pool #MA4977 4.50% 4/1/2053[1]	685	645
	Fannie Mae Pool #MA4978 5.00% 4/1/2053[1]	16,338	15,781
	Fannie Mae Pool #BX9041 5.00% 4/1/2053[1]	94	91
	Fannie Mae Pool #BY0130 5.50% 4/1/2053[1]	980	972
	Fannie Mae Pool #CB6033 6.00% 4/1/2053[1]	19,451	19,686
	Fannie Mae Pool #MA5027 4.00% 5/1/2053[1]	4,866	4,455
	Fannie Mae Pool #CB6985 4.00% 5/1/2053[1]	437	400
	Fannie Mae Pool #CB6297 4.00% 5/1/2053[1]	32	29
	Fannie Mae Pool #BX9827 5.00% 5/1/2053[1]	10,958	10,599
	Fannie Mae Pool #FS4563 5.00% 5/1/2053[1]	3,011	2,917
	Fannie Mae Pool #MA5009 5.00% 5/1/2053[1]	2,878	2,783
	Fannie Mae Pool #MA5010 5.50% 5/1/2053[1]	6,209	6,142
	Fannie Mae Pool #BY1592 5.50% 5/1/2053[1]	886	876

American Funds Insurance Series	150

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #MA5011 6.00% 5/1/2053[1]	USD7,651	$7,703
	Fannie Mae Pool #CB6471 4.50% 6/1/2053[1]	2,946	2,775
	Fannie Mae Pool #FS5192 5.50% 6/1/2053[1]	7,064	6,990
	Fannie Mae Pool #MA5039 5.50% 6/1/2053[1]	6,686	6,607
	Fannie Mae Pool #BY3612 5.50% 6/1/2053[1]	313	310
	Fannie Mae Pool #CB6485 6.00% 6/1/2053[1]	4,098	4,124
	Fannie Mae Pool #CB6486 6.00% 6/1/2053[1]	2,523	2,554
	Fannie Mae Pool #CB6465 6.00% 6/1/2053[1]	1,907	1,930
	Fannie Mae Pool #FS7823 2.00% 7/1/2053[1]	6,248	4,884
	Fannie Mae Pool #FS9167 2.50% 7/1/2053[1]	3,758	3,066
	Fannie Mae Pool #FS6037 2.50% 7/1/2053[1]	156	128
	Fannie Mae Pool #CB6626 4.00% 7/1/2053[1]	76	70
	Fannie Mae Pool #MA5070 4.50% 7/1/2053[1]	20,581	19,383
	Fannie Mae Pool #BY4459 5.00% 7/1/2053[1]	655	635
	Fannie Mae Pool #BU4112 5.00% 7/1/2053[1]	94	91
	Fannie Mae Pool #MA5072 5.50% 7/1/2053[1]	3,566	3,526
	Fannie Mae Pool #CB6768 6.50% 7/1/2053[1]	8,510	8,732
	Fannie Mae Pool #MA5107 5.50% 8/1/2053[1]	24,661	24,363
	Fannie Mae Pool #FS6666 5.50% 8/1/2053[1]	13,509	13,362
	Fannie Mae Pool #CB7108 5.50% 9/1/2053[1]	6,644	6,570
	Fannie Mae Pool #CB7104 5.50% 9/1/2053[1]	556	553
	Fannie Mae Pool #MA5139 6.00% 9/1/2053[1]	5,337	5,367
	Fannie Mae Pool #FS5749 6.50% 9/1/2053[1]	16,963	17,360
	Fannie Mae Pool #MA5177 4.00% 10/1/2053[1]	7,818	7,156
	Fannie Mae Pool #CB7332 5.50% 10/1/2053[1]	12,240	12,103
	Fannie Mae Pool #CB7331 5.50% 10/1/2053[1]	6,752	6,681
	Fannie Mae Pool #CB7725 6.00% 10/1/2053[1]	9,312	9,362
	Fannie Mae Pool #DA1557 6.00% 10/1/2053[1]	160	160
	Fannie Mae Pool #FS7252 5.00% 11/1/2053[1]	98,228	95,022
	Fannie Mae Pool #CB7426 6.50% 11/1/2053[1]	2,325	2,386
	Fannie Mae Pool #FS6509 7.00% 11/1/2053[1]	3,789	3,931
	Fannie Mae Pool #FS6668 5.50% 12/1/2053[1]	2,008	1,983
	Fannie Mae Pool #CB7626 6.50% 12/1/2053[1]	877	902
	Fannie Mae Pool #FS6767 6.50% 1/1/2054[1]	5,843	5,997
	Fannie Mae Pool #FS6873 6.50% 1/1/2054[1]	1,469	1,504
	Fannie Mae Pool #FS9507 4.50% 2/1/2054[1]	3,089	2,910
	Fannie Mae Pool #MA5271 5.50% 2/1/2054[1]	2,730	2,696
	Fannie Mae Pool #FS6809 5.50% 2/1/2054[1]	1,857	1,834
	Fannie Mae Pool #FS7031 6.00% 2/1/2054[1]	7,488	7,578
	Fannie Mae Pool #FS7503 6.00% 2/1/2054[1]	5,635	5,666
	Fannie Mae Pool #CB8422 6.00% 2/1/2054[1]	1,957	1,968
	Fannie Mae Pool #DA7831 6.00% 2/1/2054[1]	1,881	1,891
	Fannie Mae Pool #BY8083 4.00% 3/1/2054[1]	25	23
	Fannie Mae Pool #FS9508 4.50% 3/1/2054[1]	21,840	20,564
	Fannie Mae Pool #CB8151 5.50% 3/1/2054[1]	19,686	19,453
	Fannie Mae Pool #MA5296 5.50% 3/1/2054[1]	1,688	1,667
	Fannie Mae Pool #FS7507 6.00% 3/1/2054[1]	5,422	5,495
	Fannie Mae Pool #CB8168 6.00% 3/1/2054[1]	3,620	3,648
	Fannie Mae Pool #MA5295 6.00% 3/1/2054[1]	1,889	1,899
	Fannie Mae Pool #FS7653 6.50% 3/1/2054[1]	5,000	5,140
	Fannie Mae Pool #CB8328 5.50% 4/1/2054[1]	5,218	5,183
	Fannie Mae Pool #DB1235 6.00% 4/1/2054[1]	5,743	5,823
	Fannie Mae Pool #MA5329 6.50% 4/1/2054[1]	59,582	60,857
	Fannie Mae Pool #FS7810 7.00% 4/1/2054[1]	7,097	7,365
	Fannie Mae Pool #DB5160 5.50% 5/1/2054[1]	618	611
	Fannie Mae Pool #MA5354 6.00% 5/1/2054[1]	415	418
	Fannie Mae Pool #DB2495 6.00% 5/1/2054[1]	264	265
	Fannie Mae Pool #MA5355 6.50% 5/1/2054[1]	15,444	15,778
	Fannie Mae Pool #CB8751 4.50% 6/1/2054[1]	437	411
	Fannie Mae Pool #FS8131 5.50% 6/1/2054[1]	1,945	1,930
	Fannie Mae Pool #FS8153 6.00% 6/1/2054[1]	19,738	20,009

151	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #DB6878 6.00% 6/1/2054[1]	USD4,730	$4,754
	Fannie Mae Pool #CB8755 6.00% 6/1/2054[1]	1,308	1,323
	Fannie Mae Pool #DB5030 6.00% 6/1/2054[1]	1,205	1,213
	Fannie Mae Pool #CB8725 6.50% 6/1/2054[1]	11,639	11,998
	Fannie Mae Pool #MA5417 4.00% 7/1/2054[1]	230	210
	Fannie Mae Pool #CB8842 5.50% 7/1/2054[1]	7,224	7,156
	Fannie Mae Pool #FS8467 5.50% 7/1/2054[1]	1,561	1,548
	Fannie Mae Pool #CB8838 5.50% 7/1/2054[1]	1,432	1,422
	Fannie Mae Pool #MA5421 6.00% 7/1/2054[1]	30,989	31,187
	Fannie Mae Pool #FS8318 6.00% 7/1/2054[1]	5,441	5,508
	Fannie Mae Pool #CB8855 6.00% 7/1/2054[1]	5,251	5,323
	Fannie Mae Pool #CB8858 6.00% 7/1/2054[1]	2,718	2,749
	Fannie Mae Pool #DB6901 6.00% 7/1/2054[1]	2,593	2,609
	Fannie Mae Pool #FS8591 6.00% 7/1/2054[1]	2,297	2,326
	Fannie Mae Pool #FS8400 6.00% 7/1/2054[1]	2,235	2,262
	Fannie Mae Pool #BU4707 6.00% 7/1/2054[1]	1,360	1,367
	Fannie Mae Pool #DB7685 6.00% 7/1/2054[1]	1,327	1,335
	Fannie Mae Pool #DB5214 6.00% 7/1/2054[1]	732	736
	Fannie Mae Pool #CB8872 6.50% 7/1/2054[1]	17,870	18,466
	Fannie Mae Pool #CB8876 6.50% 7/1/2054[1]	5,158	5,289
	Fannie Mae Pool #FS8317 6.50% 7/1/2054[1]	2,938	3,023
	Fannie Mae Pool #MA5422 6.50% 7/1/2054[1]	175	179
	Fannie Mae Pool #MA5441 4.00% 8/1/2054[1]	44,243	40,487
	Fannie Mae Pool #DB7783 5.50% 8/1/2054[1]	142	140
	Fannie Mae Pool #MA5445 6.00% 8/1/2054[1]	46,220	46,516
	Fannie Mae Pool #DC0299 6.00% 8/1/2054[1]	1,357	1,365
	Fannie Mae Pool #DB7792 6.00% 8/1/2054[1]	1,199	1,205
	Fannie Mae Pool #FS8757 6.00% 8/1/2054[1]	234	236
	Fannie Mae Pool #BU4916 6.00% 8/1/2054[1]	119	120
	Fannie Mae Pool #FS8756 6.00% 8/1/2054[1]	98	99
	Fannie Mae Pool #FS8934 6.50% 8/1/2054[1]	9,843	10,114
	Fannie Mae Pool #FS8783 6.50% 8/1/2054[1]	2,464	2,532
	Fannie Mae Pool #CB9071 6.50% 8/1/2054[1]	2,241	2,302
	Fannie Mae Pool #MA5446 6.50% 8/1/2054[1]	488	499
	Fannie Mae Pool #FS9001 5.50% 9/1/2054[1]	1,769	1,756
	Fannie Mae Pool #FS9025 5.50% 9/1/2054[1]	1,300	1,288
	Fannie Mae Pool #CB9215 6.00% 9/1/2054[1]	2,909	2,955
	Fannie Mae Pool #DC2270 6.00% 9/1/2054[1]	83	83
	Fannie Mae Pool #MA5496 5.00% 10/1/2054[1]	20,087	19,399
	Fannie Mae Pool #MA5498 6.00% 10/1/2054[1]	967	972
	Fannie Mae Pool #MA5529 4.50% 11/1/2054[1]	7,115	6,696
	Fannie Mae Pool #MA5532 6.00% 11/1/2054[1]	3,787	3,806
	Fannie Mae Pool #MA5550 4.00% 12/1/2054[1]	19,449	17,798
	Fannie Mae Pool #DC7042 4.50% 12/1/2054[1]	266	251
	Fannie Mae Pool #CB9675 6.00% 12/1/2054[1]	4,246	4,306
	Fannie Mae Pool #BU5233 6.00% 12/1/2054[1]	1,461	1,478
	Fannie Mae Pool #BU5259 6.50% 12/1/2054[1]	574	588
	Fannie Mae Pool #BF0145 3.50% 3/1/2057[1]	10,149	8,933
	Fannie Mae Pool #BF0264 3.50% 5/1/2058[1]	7,501	6,629
	Fannie Mae Pool #BF0332 3.00% 1/1/2059[1]	16,162	13,595
	Fannie Mae Pool #BF0497 3.00% 7/1/2060[1]	18,824	15,719
	Fannie Mae Pool #BF0585 4.50% 12/1/2061[1]	1,079	1,017
	Fannie Mae Pool #BF0784 3.50% 12/1/2063[1]	4,906	4,267
	Fannie Mae, Series 2001-4, Class GA, 9.00% 4/17/2025[1,2]	— [3]	— [3]
	Fannie Mae, Series 2001-50, Class BA, 7.00% 10/25/2041[1]	4	4
	Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041[1]	15	15
	Fannie Mae, Series 2002-W1, Class 2A, 4.534% 2/25/2042[1,2]	16	16
	Freddie Mac Pool #ZS8507 3.00% 11/1/2028[1]	59	57
	Freddie Mac Pool #ZK7590 3.00% 1/1/2029[1]	1,134	1,108
	Freddie Mac Pool #A15120 5.50% 10/1/2033[1]	41	41
	Freddie Mac Pool #QN1073 3.00% 12/1/2034[1]	32	30

American Funds Insurance Series	152

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #G05196 5.50% 10/1/2038[1]	USD40	$40
	Freddie Mac Pool #G05267 5.50% 12/1/2038[1]	30	30
	Freddie Mac Pool #G06020 5.50% 12/1/2039[1]	56	56
	Freddie Mac Pool #G05860 5.50% 2/1/2040[1]	198	199
	Freddie Mac Pool #RB5071 2.00% 9/1/2040[1]	1,896	1,585
	Freddie Mac Pool #A93948 4.50% 9/1/2040[1]	135	131
	Freddie Mac Pool #SC0149 2.00% 3/1/2041[1]	5,674	4,742
	Freddie Mac Pool #G06868 4.50% 4/1/2041[1]	143	139
	Freddie Mac Pool #RB0544 2.00% 6/1/2041[1]	9,895	8,268
	Freddie Mac Pool #G06841 5.50% 6/1/2041[1]	323	325
	Freddie Mac Pool #RB5138 2.00% 12/1/2041[1]	2,219	1,846
	Freddie Mac Pool #RB5145 2.00% 2/1/2042[1]	2,193	1,820
	Freddie Mac Pool #RB5148 2.00% 3/1/2042[1]	4,708	3,902
	Freddie Mac Pool #Z40130 3.00% 1/1/2046[1]	16,495	14,403
	Freddie Mac Pool #RA6996 2.50% 3/1/2047[1]	58	48
	Freddie Mac Pool #ZT2100 3.00% 4/1/2047[1]	93	81
	Freddie Mac Pool #SD0470 4.00% 11/1/2047[1]	838	775
	Freddie Mac Pool #G08789 4.00% 11/1/2047[1]	512	477
	Freddie Mac Pool #G61733 3.00% 12/1/2047[1]	4,220	3,674
	Freddie Mac Pool #G67709 3.50% 3/1/2048[1]	10,982	9,893
	Freddie Mac Pool #ZT2265 4.00% 8/1/2048[1]	806	748
	Freddie Mac Pool #G61628 3.50% 9/1/2048[1]	250	225
	Freddie Mac Pool #Q58494 4.00% 9/1/2048[1]	978	908
	Freddie Mac Pool #ZN4842 3.50% 4/1/2049[1]	572	514
	Freddie Mac Pool #RA1369 3.50% 9/1/2049[1]	1,640	1,472
	Freddie Mac Pool #SD7508 3.50% 10/1/2049[1]	8,950	8,035
	Freddie Mac Pool #QA4673 3.00% 11/1/2049[1]	24,454	21,242
	Freddie Mac Pool #QB1368 2.50% 7/1/2050[1]	4,885	4,057
	Freddie Mac Pool #RA3055 2.50% 7/1/2050[1]	28	23
	Freddie Mac Pool #RA3384 3.00% 8/1/2050[1]	343	296
	Freddie Mac Pool #RA3515 2.50% 9/1/2050[1]	1,866	1,533
	Freddie Mac Pool #RA3506 3.00% 9/1/2050[1]	1,843	1,585
	Freddie Mac Pool #SD7525 2.50% 10/1/2050[1]	5,746	4,794
	Freddie Mac Pool #QB4847 2.50% 10/1/2050[1]	1,216	993
	Freddie Mac Pool #QB5799 2.50% 11/1/2050[1]	61	50
	Freddie Mac Pool #QB5838 2.50% 11/1/2050[1]	25	21
	Freddie Mac Pool #RA4206 2.50% 12/1/2050[1]	1,980	1,619
	Freddie Mac Pool #QB8605 2.00% 2/1/2051[1]	439	348
	Freddie Mac Pool #SD8128 2.00% 2/1/2051[1]	101	79
	Freddie Mac Pool #SD8134 2.00% 3/1/2051[1]	73,500	57,424
	Freddie Mac Pool #QB9901 2.50% 3/1/2051[1]	2,355	1,921
	Freddie Mac Pool #QC0416 2.50% 4/1/2051[1]	232	189
	Freddie Mac Pool #SI2108 2.50% 4/1/2051[1]	164	134
	Freddie Mac Pool #RA5288 2.00% 5/1/2051[1]	1,297	1,026
	Freddie Mac Pool #RA5267 3.00% 5/1/2051[1]	1,146	983
	Freddie Mac Pool #QC2817 2.50% 6/1/2051[1]	2,480	2,050
	Freddie Mac Pool #QC3428 2.50% 6/1/2051[1]	787	642
	Freddie Mac Pool #SD3095 2.50% 7/1/2051[1]	2,021	1,648
	Freddie Mac Pool #SD0926 2.50% 7/1/2051[1]	571	468
	Freddie Mac Pool #SD7544 3.00% 7/1/2051[1]	6,049	5,241
	Freddie Mac Pool #SD8160 2.00% 8/1/2051[1]	806	631
	Freddie Mac Pool #RA5836 2.50% 9/1/2051[1]	10,452	8,614
	Freddie Mac Pool #SD2963 2.50% 9/1/2051[1]	7,856	6,406
	Freddie Mac Pool #SD5485 2.50% 9/1/2051[1]	1,918	1,564
	Freddie Mac Pool #RA5759 2.50% 9/1/2051[1]	908	741
	Freddie Mac Pool #RA5767 2.50% 9/1/2051[1]	475	387
	Freddie Mac Pool #QC6761 2.50% 9/1/2051[1]	54	44
	Freddie Mac Pool #RA5901 3.00% 9/1/2051[1]	1,074	923
	Freddie Mac Pool #SD1345 2.50% 10/1/2051[1]	1,983	1,617
	Freddie Mac Pool #RA6107 2.50% 10/1/2051[1]	888	724
	Freddie Mac Pool #RA6136 2.50% 10/1/2051[1]	396	323

153	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #RA5995 2.50% 10/1/2051[1]	USD95	$77
	Freddie Mac Pool #QC8778 2.50% 10/1/2051[1]	94	76
	Freddie Mac Pool #RA6017 2.50% 10/1/2051[1]	48	39
	Freddie Mac Pool #SD2880 3.00% 10/1/2051[1]	6,636	5,696
	Freddie Mac Pool #SD0734 3.00% 10/1/2051[1]	1,890	1,631
	Freddie Mac Pool #QD1841 2.00% 11/1/2051[1]	2,409	1,884
	Freddie Mac Pool #SD1385 2.50% 11/1/2051[1]	1,434	1,185
	Freddie Mac Pool #RA6231 2.50% 11/1/2051[1]	907	740
	Freddie Mac Pool #SD0759 2.50% 11/1/2051[1]	154	126
	Freddie Mac Pool #RA6411 2.50% 11/1/2051[1]	24	19
	Freddie Mac Pool #RA6347 3.00% 11/1/2051[1]	1,242	1,067
	Freddie Mac Pool #SD8182 2.00% 12/1/2051[1]	836	654
	Freddie Mac Pool #RA6433 2.50% 12/1/2051[1]	2,746	2,240
	Freddie Mac Pool #QD2075 2.50% 12/1/2051[1]	1,992	1,625
	Freddie Mac Pool #SD3729 2.50% 12/1/2051[1]	1,136	932
	Freddie Mac Pool #QD2923 2.50% 12/1/2051[1]	199	162
	Freddie Mac Pool #QD3226 2.50% 12/1/2051[1]	153	125
	Freddie Mac Pool #QD3310 3.00% 12/1/2051[1]	19	16
	Freddie Mac Pool #SD0853 2.50% 1/1/2052[1]	8,229	6,710
	Freddie Mac Pool #SD2629 2.50% 1/1/2052[1]	4,267	3,480
	Freddie Mac Pool #SD0855 2.50% 1/1/2052[1]	2,727	2,242
	Freddie Mac Pool #QD5254 2.50% 1/1/2052[1]	505	415
	Freddie Mac Pool #RA6634 2.50% 1/1/2052[1]	492	404
	Freddie Mac Pool #QD6127 2.50% 1/1/2052[1]	391	319
	Freddie Mac Pool #SD0854 2.50% 1/1/2052[1]	377	308
	Freddie Mac Pool #QD5201 2.50% 1/1/2052[1]	218	178
	Freddie Mac Pool #SD0813 3.00% 1/1/2052[1]	4,120	3,554
	Freddie Mac Pool #RA6114 2.00% 2/1/2052[1]	1,711	1,335
	Freddie Mac Pool #SD8193 2.00% 2/1/2052[1]	853	666
	Freddie Mac Pool #SD0847 2.50% 2/1/2052[1]	2,000	1,631
	Freddie Mac Pool #QD7187 2.50% 2/1/2052[1]	994	818
	Freddie Mac Pool #SI2095 2.50% 2/1/2052[1]	418	342
	Freddie Mac Pool #SD8194 2.50% 2/1/2052[1]	239	195
	Freddie Mac Pool #QD7360 2.50% 2/1/2052[1]	174	143
	Freddie Mac Pool #SD0902 2.50% 2/1/2052[1]	91	74
	Freddie Mac Pool #QD7312 2.50% 2/1/2052[1]	65	53
	Freddie Mac Pool #QD7089 3.50% 2/1/2052[1]	644	574
	Freddie Mac Pool #SD5343 2.00% 3/1/2052[1]	2,388	1,865
	Freddie Mac Pool #SD8199 2.00% 3/1/2052[1]	1,869	1,460
	Freddie Mac Pool #QD8010 2.00% 3/1/2052[1]	965	754
	Freddie Mac Pool #QD8103 2.00% 3/1/2052[1]	874	682
	Freddie Mac Pool #QD8820 2.00% 3/1/2052[1]	176	138
	Freddie Mac Pool #SD8200 2.50% 3/1/2052[1]	839	686
	Freddie Mac Pool #SD3226 2.50% 3/1/2052[1]	784	643
	Freddie Mac Pool #QE0888 2.50% 3/1/2052[1]	761	625
	Freddie Mac Pool #SD2964 2.50% 3/1/2052[1]	325	265
	Freddie Mac Pool #QE0957 2.50% 3/1/2052[1]	71	58
	Freddie Mac Pool #SD8204 2.00% 4/1/2052[1]	1,305	1,018
	Freddie Mac Pool #QE1005 2.50% 4/1/2052[1]	3,413	2,803
	Freddie Mac Pool #SD3478 2.50% 4/1/2052[1]	1,763	1,437
	Freddie Mac Pool #QE0521 2.50% 4/1/2052[1]	592	483
	Freddie Mac Pool #QE5290 2.50% 4/1/2052[1]	500	408
	Freddie Mac Pool #QE1102 2.50% 4/1/2052[1]	231	189
	Freddie Mac Pool #QE0322 2.50% 4/1/2052[1]	128	105
	Freddie Mac Pool #SD1658 2.50% 4/1/2052[1]	124	102
	Freddie Mac Pool #SD8212 2.50% 5/1/2052[1]	1,740	1,421
	Freddie Mac Pool #RA7139 2.50% 5/1/2052[1]	397	324
	Freddie Mac Pool #SD8213 3.00% 5/1/2052[1]	74,260	63,191
	Freddie Mac Pool #SD8220 3.00% 6/1/2052[1]	3,757	3,198
	Freddie Mac Pool #QE4084 6.50% 6/1/2052[1]	217	224
	Freddie Mac Pool #SD5368 2.50% 7/1/2052[1]	38,614	31,485

American Funds Insurance Series	154

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #SD3416 2.50% 7/1/2052[1]	USD905	$738
	Freddie Mac Pool #SD3632 2.50% 7/1/2052[1]	489	400
	Freddie Mac Pool #SD2600 2.50% 7/1/2052[1]	194	158
	Freddie Mac Pool #SD8225 3.00% 7/1/2052[1]	4,461	3,800
	Freddie Mac Pool #QE5698 5.00% 7/1/2052[1]	2,065	2,001
	Freddie Mac Pool #SD1408 2.50% 8/1/2052[1]	199	164
	Freddie Mac Pool #SD7556 3.00% 8/1/2052[1]	586	504
	Freddie Mac Pool #QE8579 4.50% 8/1/2052[1]	73	68
	Freddie Mac Pool #SD1581 2.50% 9/1/2052[1]	2,882	2,353
	Freddie Mac Pool #SD8242 3.00% 9/1/2052[1]	4,161	3,542
	Freddie Mac Pool #QF0212 4.50% 9/1/2052[1]	336	317
	Freddie Mac Pool #QF1205 4.50% 9/1/2052[1]	288	272
	Freddie Mac Pool #QE9497 4.50% 9/1/2052[1]	83	79
	Freddie Mac Pool #SD1608 4.50% 9/1/2052[1]	49	47
	Freddie Mac Pool #SD2465 4.50% 10/1/2052[1]	33	31
	Freddie Mac Pool #RA8059 5.50% 10/1/2052[1]	6,124	6,090
	Freddie Mac Pool #SD1896 4.00% 11/1/2052[1]	17,161	16,002
	Freddie Mac Pool #SD1894 4.00% 11/1/2052[1]	5,910	5,508
	Freddie Mac Pool #SD8266 4.50% 11/1/2052[1]	22,885	21,565
	Freddie Mac Pool #QF2692 5.00% 11/1/2052[1]	3,517	3,409
	Freddie Mac Pool #QF2926 5.00% 11/1/2052[1]	3,489	3,379
	Freddie Mac Pool #SD2948 5.50% 11/1/2052[1]	2,127	2,104
	Freddie Mac Pool #QF2862 6.50% 11/1/2052[1]	61	63
	Freddie Mac Pool #SD8280 6.50% 11/1/2052[1]	43	44
	Freddie Mac Pool #SD2602 3.00% 12/1/2052[1]	1,068	908
	Freddie Mac Pool #SD2065 4.00% 12/1/2052[1]	1,034	947
	Freddie Mac Pool #RA8200 4.00% 12/1/2052[1]	642	588
	Freddie Mac Pool #QF5671 4.50% 12/1/2052[1]	11,942	11,244
	Freddie Mac Pool #RA8309 6.00% 12/1/2052[1]	1,269	1,284
	Freddie Mac Pool #SD8288 5.00% 1/1/2053[1]	202	195
	Freddie Mac Pool #RA8423 6.00% 1/1/2053[1]	3,294	3,334
	Freddie Mac Pool #SD8298 4.50% 2/1/2053[1]	15,594	14,706
	Freddie Mac Pool #SD8299 5.00% 2/1/2053[1]	2,313	2,240
	Freddie Mac Pool #SD2462 5.50% 2/1/2053[1]	44,091	43,655
	Freddie Mac Pool #RA8544 5.50% 2/1/2053[1]	24,427	24,173
	Freddie Mac Pool #QF7144 5.50% 2/1/2053[1]	4,696	4,644
	Freddie Mac Pool #QF8083 6.00% 2/1/2053[1]	13,961	14,054
	Freddie Mac Pool #QF9463 4.00% 3/1/2053[1]	2,719	2,488
	Freddie Mac Pool #SD2610 4.00% 3/1/2053[1]	1,760	1,611
	Freddie Mac Pool #SD8305 4.00% 3/1/2053[1]	79	73
	Freddie Mac Pool #RA8720 4.00% 4/1/2053[1]	2,993	2,740
	Freddie Mac Pool #SD8314 4.50% 4/1/2053[1]	201	190
	Freddie Mac Pool #SD2716 5.00% 4/1/2053[1]	4,749	4,600
	Freddie Mac Pool #QG1268 5.00% 4/1/2053[1]	652	631
	Freddie Mac Pool #SD8315 5.00% 4/1/2053[1]	566	548
	Freddie Mac Pool #QG1023 5.50% 4/1/2053[1]	4,316	4,271
	Freddie Mac Pool #QG2977 4.00% 5/1/2053[1]	195	179
	Freddie Mac Pool #RA8647 4.50% 5/1/2053[1]	34	32
	Freddie Mac Pool #SD8323 5.00% 5/1/2053[1]	13,436	12,989
	Freddie Mac Pool #SD8324 5.50% 5/1/2053[1]	8,511	8,415
	Freddie Mac Pool #QG3365 5.50% 5/1/2053[1]	3,992	3,968
	Freddie Mac Pool #SD3369 5.50% 5/1/2053[1]	2,500	2,473
	Freddie Mac Pool #SD2861 6.00% 5/1/2053[1]	14,712	14,917
	Freddie Mac Pool #QG5002 4.00% 6/1/2053[1]	583	534
	Freddie Mac Pool #SD8329 5.00% 6/1/2053[1]	13,066	12,641
	Freddie Mac Pool #SD8331 5.50% 6/1/2053[1]	20,348	20,112
	Freddie Mac Pool #SD3177 6.00% 6/1/2053[1]	6,702	6,795
	Freddie Mac Pool #SD3083 6.00% 6/1/2053[1]	3,049	3,070
	Freddie Mac Pool #RA9294 6.50% 6/1/2053[1]	715	736
	Freddie Mac Pool #RA9292 6.50% 6/1/2053[1]	629	645
	Freddie Mac Pool #RA9289 6.50% 6/1/2053[1]	591	611

155	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #RA9288 6.50% 6/1/2053[1]	USD577	$596
	Freddie Mac Pool #RA9287 6.50% 6/1/2053[1]	417	431
	Freddie Mac Pool #RA9290 6.50% 6/1/2053[1]	313	323
	Freddie Mac Pool #RA9291 6.50% 6/1/2053[1]	224	229
	Freddie Mac Pool #RA9295 6.50% 6/1/2053[1]	163	171
	Freddie Mac Pool #QG7153 4.00% 7/1/2053[1]	5,204	4,768
	Freddie Mac Pool #QG6067 4.00% 7/1/2053[1]	546	500
	Freddie Mac Pool #QG7958 4.00% 7/1/2053[1]	66	61
	Freddie Mac Pool #SD8341 5.00% 7/1/2053[1]	265	256
	Freddie Mac Pool #SD8342 5.50% 7/1/2053[1]	20,184	19,958
	Freddie Mac Pool #SD3386 5.50% 7/1/2053[1]	7,703	7,620
	Freddie Mac Pool #QG7411 5.50% 7/1/2053[1]	588	582
	Freddie Mac Pool #RA9474 6.00% 7/1/2053[1]	8,682	8,794
	Freddie Mac Pool #SD3434 6.00% 7/1/2053[1]	3,150	3,190
	Freddie Mac Pool #QG8958 4.00% 8/1/2053[1]	485	444
	Freddie Mac Pool #QG9629 4.00% 8/1/2053[1]	400	366
	Freddie Mac Pool #SD4999 5.00% 8/1/2053[1]	7,722	7,464
	Freddie Mac Pool #QG9084 5.50% 8/1/2053[1]	2,410	2,383
	Freddie Mac Pool #QG9008 5.50% 8/1/2053[1]	2,188	2,165
	Freddie Mac Pool #QG9628 5.50% 8/1/2053[1]	2,166	2,141
	Freddie Mac Pool #QG9141 5.50% 8/1/2053[1]	1,645	1,628
	Freddie Mac Pool #SD3639 6.00% 8/1/2053[1]	4,725	4,757
	Freddie Mac Pool #QH0474 6.00% 9/1/2053[1]	22,787	22,922
	Freddie Mac Pool #QH0851 6.00% 9/1/2053[1]	15,138	15,220
	Freddie Mac Pool #QH1296 6.00% 9/1/2053[1]	13,983	14,064
	Freddie Mac Pool #QH1059 6.00% 9/1/2053[1]	11,504	11,581
	Freddie Mac Pool #SD8363 6.00% 9/1/2053[1]	6,661	6,700
	Freddie Mac Pool #SD3916 6.00% 9/1/2053[1]	1,478	1,494
	Freddie Mac Pool #RA9854 6.00% 9/1/2053[1]	1,125	1,140
	Freddie Mac Pool #SD3825 6.50% 9/1/2053[1,4]	213,777	218,743
	Freddie Mac Pool #SD4997 5.00% 10/1/2053[1]	829	802
	Freddie Mac Pool #SD8368 6.00% 10/1/2053[1]	18,779	18,883
	Freddie Mac Pool #SD8369 6.50% 10/1/2053[1]	4,111	4,198
	Freddie Mac Pool #SD4977 5.00% 11/1/2053[1]	624	603
	Freddie Mac Pool #SD4571 5.50% 11/1/2053[1]	18,858	18,649
	Freddie Mac Pool #SD8373 6.00% 11/1/2053[1]	2,332	2,345
	Freddie Mac Pool #SD4318 6.50% 11/1/2053[1]	13,817	14,153
	Freddie Mac Pool #RJ0326 6.50% 11/1/2053[1]	1,869	1,920
	Freddie Mac Pool #RJ0440 6.00% 12/1/2053[1]	5,523	5,558
	Freddie Mac Pool #QH5936 6.00% 12/1/2053[1]	3,055	3,092
	Freddie Mac Pool #SD8386 7.00% 12/1/2053[1]	20,825	21,611
	Freddie Mac Pool #SD8396 6.00% 1/1/2054[1]	5,108	5,136
	Freddie Mac Pool #SD4693 6.50% 1/1/2054[1]	710	727
	Freddie Mac Pool #SD8398 7.00% 1/1/2054[1]	41,810	43,391
	Freddie Mac Pool #SD5910 4.00% 2/1/2054[1]	189	173
	Freddie Mac Pool #SD8401 5.50% 2/1/2054[1]	802	792
	Freddie Mac Pool #SD4975 6.00% 2/1/2054[1]	12,043	12,107
	Freddie Mac Pool #QI0006 6.00% 2/1/2054[1]	4,838	4,863
	Freddie Mac Pool #SD4897 6.00% 2/1/2054[1]	3,919	3,944
	Freddie Mac Pool #SD8402 6.00% 2/1/2054[1]	230	231
	Freddie Mac Pool #SD4966 6.50% 2/1/2054[1]	5,293	5,449
	Freddie Mac Pool #SD8408 5.50% 3/1/2054[1]	430	425
	Freddie Mac Pool #RJ1216 5.50% 4/1/2054[1]	2,611	2,593
	Freddie Mac Pool #RJ1215 5.50% 4/1/2054[1]	1,954	1,931
	Freddie Mac Pool #RJ1435 6.00% 4/1/2054[1]	9,089	9,199
	Freddie Mac Pool #SD5303 6.00% 4/1/2054[1]	5,531	5,593
	Freddie Mac Pool #QI2895 6.00% 4/1/2054[1]	4,240	4,286
	Freddie Mac Pool #RJ1346 6.00% 4/1/2054[1]	2,153	2,179
	Freddie Mac Pool #SD8421 6.00% 4/1/2054[1]	178	179
	Freddie Mac Pool #SD5316 6.00% 4/1/2054[1]	25	25
	Freddie Mac Pool #SD5221 6.50% 4/1/2054[1]	6,699	6,887

American Funds Insurance Series	156

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #QI5786 4.00% 5/1/2054[1]	USD732	$670
	Freddie Mac Pool #SD8430 5.00% 5/1/2054[1]	2,043	1,973
	Freddie Mac Pool #RJ1417 5.50% 5/1/2054[1]	39,437	39,160
	Freddie Mac Pool #RJ1512 5.50% 5/1/2054[1]	4,832	4,799
	Freddie Mac Pool #SD8432 6.00% 5/1/2054[1]	17,403	17,496
	Freddie Mac Pool #RJ1447 6.50% 5/1/2054[1]	6,946	7,155
	Freddie Mac Pool #SD8435 4.00% 6/1/2054[1]	4,359	3,989
	Freddie Mac Pool #RJ1857 5.50% 6/1/2054[1]	2,813	2,786
	Freddie Mac Pool #RJ1768 5.50% 6/1/2054[1]	1,007	999
	Freddie Mac Pool #RJ1859 6.00% 6/1/2054[1]	26,375	26,678
	Freddie Mac Pool #SD8439 6.00% 6/1/2054[1]	21,224	21,338
	Freddie Mac Pool #SD5701 6.50% 6/1/2054[1]	6,203	6,394
	Freddie Mac Pool #SD8440 6.50% 6/1/2054[1]	1,213	1,238
	Freddie Mac Pool #SD8466 4.00% 7/1/2054[1]	1,997	1,827
	Freddie Mac Pool #RJ1960 5.50% 7/1/2054[1]	2,316	2,298
	Freddie Mac Pool #RJ1963 5.50% 7/1/2054[1]	1,855	1,833
	Freddie Mac Pool #SD8447 6.00% 7/1/2054[1]	25,054	25,214
	Freddie Mac Pool #RJ1964 6.00% 7/1/2054[1]	13,744	13,973
	Freddie Mac Pool #RJ1973 6.00% 7/1/2054[1]	8,211	8,306
	Freddie Mac Pool #SD5949 6.00% 7/1/2054[1]	3,270	3,296
	Freddie Mac Pool #RJ1975 6.00% 7/1/2054[1]	2,785	2,817
	Freddie Mac Pool #SD5790 6.00% 7/1/2054[1]	2,345	2,371
	Freddie Mac Pool #SD5813 6.00% 7/1/2054[1]	253	256
	Freddie Mac Pool #QI9151 6.50% 7/1/2054[1]	2,639	2,708
	Freddie Mac Pool #RJ2193 5.00% 8/1/2054[1]	2,090	2,023
	Freddie Mac Pool #RJ2241 5.00% 8/1/2054[1]	1,510	1,465
	Freddie Mac Pool #RJ2195 5.00% 8/1/2054[1]	1,363	1,318
	Freddie Mac Pool #SD8453 5.50% 8/1/2054[1]	3	3
	Freddie Mac Pool #SD8454 6.00% 8/1/2054[1]	12,327	12,391
	Freddie Mac Pool #RJ2210 6.00% 8/1/2054[1]	5,411	5,444
	Freddie Mac Pool #RJ2211 6.00% 8/1/2054[1]	3,099	3,149
	Freddie Mac Pool #RJ2216 6.00% 8/1/2054[1]	2,646	2,667
	Freddie Mac Pool #RJ2213 6.00% 8/1/2054[1]	2,124	2,155
	Freddie Mac Pool #RJ2245 6.00% 8/1/2054[1]	2,034	2,056
	Freddie Mac Pool #SD6029 6.00% 8/1/2054[1]	145	147
	Freddie Mac Pool #QJ1440 6.00% 8/1/2054[1]	77	78
	Freddie Mac Pool #SD8455 6.50% 8/1/2054[1]	26,093	26,657
	Freddie Mac Pool #RJ2222 6.50% 8/1/2054[1]	13,792	14,251
	Freddie Mac Pool #SD6034 6.50% 8/1/2054[1]	12,640	13,060
	Freddie Mac Pool #SD6047 6.50% 8/1/2054[1]	5,167	5,316
	Freddie Mac Pool #SD6035 6.50% 8/1/2054[1]	3,464	3,564
	Freddie Mac Pool #RJ2247 6.50% 8/1/2054[1]	2,025	2,078
	Freddie Mac Pool #RJ2223 6.50% 8/1/2054[1]	1,936	1,995
	Freddie Mac Pool #RJ2228 6.50% 8/1/2054[1]	1,248	1,277
	Freddie Mac Pool #SD8463 6.00% 9/1/2054[1]	10,950	11,024
	Freddie Mac Pool #SD6578 6.00% 9/1/2054[1]	4,658	4,697
	Freddie Mac Pool #RJ2314 6.00% 9/1/2054[1]	497	502
	Freddie Mac Pool #RJ2312 6.00% 9/1/2054[1]	278	283
	Freddie Mac Pool #RJ2308 6.00% 9/1/2054[1]	257	260
	Freddie Mac Pool #RJ2306 6.00% 9/1/2054[1]	234	237
	Freddie Mac Pool #RJ2309 6.00% 9/1/2054[1]	159	160
	Freddie Mac Pool #QJ3982 6.00% 9/1/2054[1]	48	49
	Freddie Mac Pool #QJ3945 6.00% 9/1/2054[1]	33	33
	Freddie Mac Pool #SD8464 6.50% 9/1/2054[1]	13,876	14,175
	Freddie Mac Pool #RJ2323 6.50% 9/1/2054[1]	11,182	11,554
	Freddie Mac Pool #RJ2320 6.50% 9/1/2054[1]	4,463	4,592
	Freddie Mac Pool #SD6288 6.50% 9/1/2054[1]	2,996	3,080
	Freddie Mac Pool #SD6271 6.50% 9/1/2054[1]	2,742	2,821
	Freddie Mac Pool #RJ2325 6.50% 9/1/2054[1]	2,368	2,427
	Freddie Mac Pool #QJ4693 6.50% 9/1/2054[1]	1,050	1,077
	Freddie Mac Pool #SD6883 6.00% 10/1/2054[1]	412	418

157	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #QJ5971 6.00% 10/1/2054[1]	USD178	$180
	Freddie Mac Pool #QJ5733 6.00% 10/1/2054[1]	46	46
	Freddie Mac Pool #SD6733 6.50% 10/1/2054[1]	5,948	6,088
	Freddie Mac Pool #SD8471 6.50% 10/1/2054[1]	235	240
	Freddie Mac Pool #SD8473 4.50% 11/1/2054[1]	26,601	25,032
	Freddie Mac Pool #RJ2851 4.50% 11/1/2054[1]	5,030	4,733
	Freddie Mac Pool #RJ2860 5.00% 11/1/2054[1]	7,541	7,283
	Freddie Mac Pool #SD8474 5.00% 11/1/2054[1]	246	238
	Freddie Mac Pool #RJ2917 5.50% 11/1/2054[1]	11,723	11,586
	Freddie Mac Pool #RJ2922 6.00% 11/1/2054[1]	3,425	3,444
	Freddie Mac Pool #SD8487 4.00% 12/1/2054[1]	8,915	8,156
	Freddie Mac Pool #RJ3017 5.00% 12/1/2054[1]	7,133	6,889
	Freddie Mac Pool #RJ3163 5.00% 12/1/2054[1]	6	6
	Freddie Mac Pool #SD8493 5.50% 12/1/2054[1]	12,449	12,292
	Freddie Mac Pool #RJ3082 5.50% 12/1/2054[1]	2,836	2,809
	Freddie Mac Pool #QX0376 5.50% 12/1/2054[1]	14	14
	Freddie Mac Pool #SD8486 6.50% 1/1/2055[1]	13	13
	Freddie Mac, Series 3061, Class PN, 5.50% 11/15/2035[1]	40	41
	Freddie Mac, Series 3318, Class JT, 5.50% 5/15/2037[1]	102	105
	Freddie Mac, Series K156, Class A2, Multi Family, 4.43% 2/25/2033[1,2]	3,461	3,356
	Freddie Mac, Series 3146, Class PO, principal only, 0% 4/15/2036[1]	89	76
	Freddie Mac, Series 3156, Class PO, principal only, 0% 5/15/2036[1]	84	71
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[1]	6,182	5,898
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[1]	1,487	1,403
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032[1]	8,301	7,850
	Government National Mortgage Assn. 2.00% 1/1/2055[1,5]	6,176	4,941
	Government National Mortgage Assn. 3.00% 1/1/2055[1,5]	225	195
	Government National Mortgage Assn. 5.00% 1/1/2055[1,5]	135	131
	Government National Mortgage Assn. 5.50% 1/1/2055[1,5]	55,604	55,153
	Government National Mortgage Assn. Pool #MA5817 4.00% 3/20/2049[1]	9,807	9,140
	Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049[1]	27	26
	Government National Mortgage Assn. Pool #MA6221 4.50% 10/20/2049[1]	4,065	3,889
	Government National Mortgage Assn. Pool #MA6600 3.50% 4/20/2050[1]	9,070	8,176
	Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050[1]	2,010	1,613
	Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050[1]	3,489	2,798
	Government National Mortgage Assn. Pool #785607 2.50% 8/20/2051[1]	8,030	6,596
	Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051[1]	2,977	2,438
	Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[1]	2,918	2,397
	Government National Mortgage Assn. Pool #785813 2.50% 12/20/2051[1]	4,627	3,798
	Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052[1]	4,234	3,540
	Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052[1]	3,517	2,895
	Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052[1]	183	159
	Government National Mortgage Assn. Pool #MA8044 3.50% 5/20/2052[1]	4,917	4,400
	Government National Mortgage Assn. Pool #MA8148 3.00% 7/20/2052[1]	5,116	4,446
	Government National Mortgage Assn. Pool #MA8199 3.50% 8/20/2052[1]	4,201	3,759
	Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052[1]	22,501	20,133
	Government National Mortgage Assn. Pool #MA8267 4.00% 9/20/2052[1]	7,996	7,377
	Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[1]	5,635	5,196
	Government National Mortgage Assn. Pool #MA8799 4.50% 4/20/2053[1]	3,572	3,382
	Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053[1]	12,497	11,828
	Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053[1]	3,266	3,175
	Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053[1]	8,015	7,586
	Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/2053[1]	13,117	12,414
	Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054[1]	1,785	1,646
	Government National Mortgage Assn. Pool #MB0024 4.50% 11/20/2054[1]	21,348	20,195
	Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[1]	1,487	1,086
	Uniform Mortgage-Backed Security 2.00% 1/1/2040[1,5]	5,845	5,162
	Uniform Mortgage-Backed Security 2.50% 1/1/2040[1,5]	5,188	4,712

American Funds Insurance Series	158

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Uniform Mortgage-Backed Security 2.00% 1/1/2055[1,5]	USD5,873	$4,571
	Uniform Mortgage-Backed Security 2.50% 1/1/2055[1,5]	37,981	30,939
	Uniform Mortgage-Backed Security 3.00% 1/1/2055[1,5]	3,720	3,160
	Uniform Mortgage-Backed Security 3.50% 1/1/2055[1,5]	106,963	94,617
	Uniform Mortgage-Backed Security 4.50% 1/1/2055[1,5]	540	508
	Uniform Mortgage-Backed Security 5.00% 1/1/2055[1,5]	1	1
	Uniform Mortgage-Backed Security 6.00% 1/1/2055[1,5]	16,469	16,548
	Uniform Mortgage-Backed Security 4.50% 2/1/2055[1,5]	664	624
			3,744,665

Collateralized mortgage-backed obligations (privately originated) 3.30%
	Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[1,2,6]	1,986	1,736
	Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055[1,6]	79	75
	Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026)[1,6,7]	4,568	4,326
	Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028)[1,6,7]	15,371	14,689
	BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059[1,2,6]	651	603
	BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059[1,2,6]	300	293
	BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[1,6]	2,097	1,896
	Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 4/25/2033[1,2,6]	249	247
	Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034[1,2,6]	2,985	2,944
	Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054[1,2,6]	14,793	14,359
	CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[1,2,6]	5,549	5,161
	Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060[1,2,6]	147	135
	COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066[1,2,6]	1,178	1,035
	Connecticut Avenue Securities Trust, Series 2022-R06, Class 1M1, (30-day Average USD-SOFR + 2.75%) 7.319% 5/25/2042[1,2,6]	208	214
	Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 6.969% 12/25/2042[1,2,6]	515	530
	Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 6.869% 5/25/2043[1,2,6]	2,627	2,688
	Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 6.469% 6/25/2043[1,2,6]	1,654	1,671
	Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 6.269% 7/25/2043[1,2,6]	881	885
	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 5.619% 1/25/2044[1,2,6]	4,253	4,259
	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 6.369% 1/25/2044[1,2,6]	507	513
	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.669% 2/25/2044[1,2,6]	456	456
	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2, (30-day Average USD-SOFR + 1.80%) 6.369% 2/25/2044[1,2,6]	1,053	1,064
	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.669% 5/25/2044[1,2,6]	3,645	3,647
	Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M1, (30-day Average USD-SOFR + 1.05%) 5.619% 9/25/2044[1,2,6]	1,684	1,687
	Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 6.169% 9/25/2044[1,2,6]	1,584	1,594
	Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037[1,6]	801	781
	Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 3/25/2069[1,6]	1,789	1,997
	Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 6/25/2069[1,6]	2,282	2,526
	Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051[1,2,6]	1,758	1,405
	Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 11/25/2051[1,2,6]	1,945	1,555
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 6.569% 4/25/2042[1,2,6]	860	871
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1A, (30-day Average USD-SOFR + 2.20%) 6.769% 5/25/2042[1,2,6]	42	42

159	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 7.519% 6/25/2042[1,2,6]	USD161	$166
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.719% 9/25/2042[1,2,6]	288	291
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 8.269% 9/25/2042[1,2,6]	1,519	1,606
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class M1, (30-day Average USD-SOFR + 1.35%) 5.919% 2/25/2044[1,2,6]	4,207	4,216
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 5.769% 5/25/2044[1,2,6]	15,104	15,163
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M1, (30-day Average USD-SOFR + 1.00%) 5.569% 10/25/2044[1,2,6]	6,373	6,376
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M2, (30-day Average USD-SOFR + 1.45%) 6.019% 10/25/2044[1,2,6]	1,648	1,656
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (30-day Average USD-SOFR + 1.964%) 6.533% 2/25/2050[1,2,6]	1,648	1,664
	GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028)[1,6,7]	5,397	5,429
	GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066[1,2,6]	1,888	1,686
	GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class A1, 3.75% 7/25/2061 (4.75% on 2/1/2028)[1,6,7]	2,140	2,073
	Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026[1,6]	4,930	4,679
	HOMES Trust, Series 2024-NQM1, Class A1, 5.915% 7/25/2069 (6.915% on 7/1/2028)[1,6,7]	17,536	17,600
	JP Morgan Mortgage Trust, Series 2024-INV1, Class A2, 6.00% 4/25/2055[1,2,6]	719	717
	Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[1,6,7]	2,530	2,517
	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 4/25/2061 (5.75% on 4/25/2025)[1,6,7]	664	664
	Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (6.25% on 11/25/2025)[1,6,7]	2,042	2,038
	MFRA Trust, Series 2021-RPL1, Class A1, 1.131% 7/25/2060[1,2,6]	2,241	2,012
	MFRA Trust, Series 2024-NQM2, Class A1, 5.272% 8/25/2069 (6.272% on 8/1/2028)[1,6,7]	27,122	26,836
	Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.627% 3/25/2053[1,2,6]	2,666	2,624
	Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028)[1,6,7]	7,751	7,796
	Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.642% 4/25/2053[1,2,6]	2,031	1,984
	Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028)[1,6,7]	3,919	3,942
	Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028)[1,6,7]	8,588	8,662
	Onslow Bay Financial, LLC, Series 2024-NQM10, Class A1, 6.18% 5/25/2064 (7.18% on 6/1/2028)[1,6,7]	7,933	8,003
	Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028)[1,6,7]	20,206	20,394
	Onslow Bay Financial, LLC, Series 2024-NQM13, Class A1, 5.116% 6/25/2064 (6.116% on 8/1/2028)[1,6,7]	6,187	6,126
	Onslow Bay Financial, LLC, Series 2024-NQM11, Class A1, 5.875% 6/25/2064 (6.825% on 7/1/2028)[1,6,7]	22,779	22,867
	PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056[1,2,6]	1,380	1,195
	Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039[1,6]	1,098	1,052
	Progress Residential Trust, Series 2024-SFR1, Class A, 3.35% 2/17/2041[1,6]	11,500	10,716
	Progress Residential Trust, Series 2024-SFR2, Class A, 3.30% 4/17/2041[1,6]	2,272	2,111
	Progress Residential Trust, Series 2024-SFR2, Class B, 3.40% 4/17/2041[1,2,6]	1,044	961
	Progress Residential Trust, Series 2024-SFR3, Class A, 3.00% 6/17/2041[1,6]	7,109	6,496
	Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[1,2,6]	328	327
	Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 6.147% 10/17/2041[1,2,6]	6,378	6,409

American Funds Insurance Series	160

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
	Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060[1,6]	USD8,077	$7,251
	Towd Point Mortgage Trust, Series 2024-3, Class A1A, 5.163% 7/25/2065[1,2,6]	3,744	3,689
	Treehouse Park Improvement Association No.1 9.75% 12/1/2033[6,8]	1,395	1,395
	Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038[1,6]	5,024	4,818
	Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040[1,6]	8,581	8,477
	Tricon Residential Trust, Series 2023-SFR2, Class A, 5.00% 12/17/2040[1,6]	1,798	1,783
	Tricon Residential Trust, Series 2024-SFR3, Class A, 4.50% 8/17/2041[1,6]	7,497	7,281
	Verus Securitization Trust, Series 2024-3, Class A1, 6.338% 4/25/2069 (7.338% on 4/1/2028)[1,6,7]	19,293	19,471
	Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028)[1,6,7]	7,698	7,762
	Verus Securitization Trust, Series 2024-6, Class A1, 5.799% 7/25/2069 (6.799% on 7/1/2028)[1,6,7]	16,198	16,272
	Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069[1,2,6]	4,852	4,830
			367,967

Commercial mortgage-backed securities 2.77%
	AMSR Trust, Series 2023-SFR2, Class A, 3.95% 6/17/2040[1,6]	389	374
	ARES Commercial Mortgage Trust, Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 6.089% 7/15/2041[1,2,6]	1,251	1,261
	Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2/15/2052[1]	770	737
	Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 4/15/2052[1]	100	95
	Bank Commercial Mortgage Trust, Series 2023-5YR3, Class AS, 7.315% 9/15/2056[1,2]	684	729
	Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056[1,2]	500	530
	Bank Commercial Mortgage Trust, Series 2024-5YR11, Class AS, 6.139% 11/15/2057[1]	3,537	3,626
	Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2/15/2061[1]	205	197
	Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2/17/2061[1]	123	118
	Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 5/15/2061[1,2]	2,444	2,382
	Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061[1]	1,018	914
	Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063[1]	295	257
	Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 1/15/2052[1]	2,541	2,435
	Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053[1,2]	781	758
	Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057[1]	3,361	3,479
	Benchmark Mortgage Trust, Series 2024-V11, Class AM, 6.201% 11/15/2057[1]	2,174	2,237
	BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.364% 2/15/2057[1,2]	2,774	2,870
	BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 6.295% 4/15/2037[1,2,6]	3,822	3,841
	BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 6.512% 6/15/2027[1,2,6]	8,476	8,516
	BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 5.997% 5/15/2034[1,2,6]	2,183	2,188
	BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.212% 9/15/2036[1,2,6]	14,727	14,705
	BX Trust, Series 2021-VOLT, Class B, (1-month USD CME Term SOFR + 1.064%) 5.462% 9/15/2036[1,2,6]	570	568
	BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 5.411% 10/15/2036[1,2,6]	5,292	5,280
	BX Trust, Series 2021-ARIA, Class B, (1-month USD CME Term SOFR + 1.411%) 5.809% 10/15/2036[1,2,6]	995	993
	BX Trust, Series 2021-ARIA, Class C, (1-month USD CME Term SOFR + 1.76%) 6.158% 10/15/2036[1,2,6]	996	994
	BX Trust, Series 2021-RISE, Class A, (1-month USD CME Term SOFR + 0.862%) 5.259% 11/15/2036[1,2,6]	10,670	10,628
	BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.888% 4/15/2037[1,2,6]	4,194	4,202
	BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 5.182% 6/15/2038[1,2,6]	3,304	3,301
	BX Trust, Series 2021-SOAR, Class B, (1-month USD CME Term SOFR + 0.984%) 5.382% 6/15/2038[1,2,6]	382	382

161	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	BX Trust, Series 2021-SOAR, Class C, (1-month USD CME Term SOFR + 1.214%) 5.612% 6/15/2038[1,2,6]	USD259	$258
	BX Trust, Series 2021-SOAR, Class D, (1-month USD CME Term SOFR + 1.514%) 5.912% 6/15/2038[1,2,6]	654	654
	BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 5.362% 11/15/2038[1,2,6]	8,640	8,636
	BX Trust, Series 2021-ACNT, Class B, (1-month USD CME Term SOFR + 1.364%) 5.762% 11/15/2038[1,2,6]	294	293
	BX Trust, Series 2021-ACNT, Class C, (1-month USD CME Term SOFR + 1.614%) 6.012% 11/15/2038[1,2,6]	87	86
	BX Trust, Series 2021-ACNT, Class D, (1-month USD CME Term SOFR + 1.964%) 6.362% 11/15/2038[1,2,6]	131	131
	BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 5.387% 2/15/2039[1,2,6]	8,600	8,580
	BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 6.088% 8/15/2039[1,2,6]	8,241	8,310
	BX Trust, Series 2024-BIO2, Class A, 5.594% 8/13/2041[1,2,6]	26,909	26,616
	CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 6.288% 7/15/2041[1,2,6]	1,514	1,522
	CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 6.942% 8/15/2041[1,2,6]	5,461	5,497
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[1,2,6]	19,044	19,370
	Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049[1]	610	598
	CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3, 3.231% 6/15/2057[1]	283	283
	DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.919% 8/12/2043[1,2,6]	8,924	9,052
	DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/10/2040[1,6]	966	991
	DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804% 9/10/2040[1,6]	1,121	1,154
	DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.379% 9/10/2040[1,2,6]	862	890
	Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049[1]	200	194
	ELM Trust 2024, Series 2024-ELM, Class A15, 5.801% 6/10/2039[1,2,6]	26,878	27,155
	ELM Trust 2024, Series 2024-ELM, Class A10, 5.801% 6/10/2039[1,2,6]	24,421	24,673
	Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 5.592% 7/15/2038[1,2,6]	2,537	2,540
	Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 5.892% 7/15/2038[1,2,6]	579	580
	Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD CME Term SOFR + 1.814%) 6.212% 7/15/2038[1,2,6]	789	791
	Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD CME Term SOFR + 2.364%) 6.762% 7/15/2038[1,2,6]	604	607
	FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056[1]	2,432	2,474
	Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.943% 12/15/2029[1,2,6]	1,508	1,513
	FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/2039[1,6]	1,212	1,253
	GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.31% 3/10/2041[1,2,6]	10,443	10,381
	GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050[1]	400	380
	GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2/10/2052[1]	100	95
	GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053[1]	1,536	1,333
	HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.876% 5/10/2039[1,2,6]	1,478	1,487
	JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 3/15/2050[1]	640	616
	JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 10/15/2050[1]	240	228
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039[1,6]	6,854	6,323
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049[1,2]	2,040	1,983
	KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1-month USD CME Term SOFR + 1.542%) 6.115% 12/15/2039[1,2,6]	13,405	13,407

American Funds Insurance Series	162

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 5.313% 4/15/2038[1,2,6]	USD47	$47
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 4/15/2048[1]	410	408
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 12/15/2049[1]	245	238
	Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 12/15/2048[1]	730	709
	SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.789% 5/15/2039[1,2,6]	3,848	3,852
	SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041[1,6]	4,065	3,419
	SREIT Trust, Series 2021-FLWR, Class A, (1-month USD CME Term SOFR + 0.691%) 5.088% 7/15/2036[1,2,6]	9,351	9,342
	SREIT Trust, Series 2021-FLWR, Class B, (1-month USD CME Term SOFR + 1.04%) 5.437% 7/15/2036[1,2,6]	1,000	999
	SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 5.242% 11/15/2038[1,2,6]	8,362	8,358
	SREIT Trust, Series 2021-MFP, Class B, (1-month USD CME Term SOFR + 1.194%) 5.591% 11/15/2038[1,2,6]	252	251
	SREIT Trust, Series 2021-MFP, Class C, (1-month USD CME Term SOFR + 1.443%) 5.841% 11/15/2038[1,2,6]	135	135
	Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A4, 3.789% 9/15/2048[1]	2,309	2,290
	Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 12/15/2049[1]	2,550	2,496
	Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 12/15/2052[1]	1,019	929
	Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class A3, 5.92% 11/15/2057[1]	5,667	5,844
	Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 1/15/2060[1]	205	200
			309,048
	Total mortgage-backed obligations		4,421,680
Corporate bonds, notes & loans 28.99%
Financials 9.95%
	AerCap Ireland Capital DAC 6.50% 7/15/2025	1,798	1,810
	AerCap Ireland Capital DAC 1.75% 1/30/2026	2,841	2,750
	AerCap Ireland Capital DAC 2.45% 10/29/2026	10,289	9,857
	AerCap Ireland Capital DAC 6.45% 4/15/2027	3,994	4,119
	AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028)[6,7]	1,597	1,670
	AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034)[6,7]	1,995	2,000
	Ally Financial, Inc. 8.00% 11/1/2031	3,000	3,316
	Alpha Bank SA 7.50% 6/16/2027 (1-year EUR Mid-Swap + 5.084% on 6/16/2026)[7]	EUR437	483
	Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028)[7]	2,840	3,282
	Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029)[7]	4,065	4,464
	American Express Co. 6.338% 10/30/2026 (USD-SOFR + 1.33% on 10/30/2025)[7]	USD604	612
	American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030)[7]	359	384
	American Express Co. 5.043% 5/1/2034 (USD-SOFR + 1.835% on 5/1/2033)[7]	4,565	4,487
	American International Group, Inc. 5.125% 3/27/2033	2,749	2,717
	Aon Corp. 5.35% 2/28/2033	1,083	1,079
	Aon North America, Inc. 5.15% 3/1/2029	3,015	3,025
	Aon North America, Inc. 5.30% 3/1/2031	1,005	1,010
	Aon North America, Inc. 5.45% 3/1/2034	2,550	2,547
	Aon North America, Inc. 5.75% 3/1/2054	1,163	1,135
	Arthur J. Gallagher & Co. 4.85% 12/15/2029	1,449	1,443
	Arthur J. Gallagher & Co. 5.15% 2/15/2035	1,721	1,679
	Arthur J. Gallagher & Co. 5.55% 2/15/2055	1,335	1,283

163	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Banco Santander, SA 5.147% 8/18/2025	USD4,000	$4,005
	Banco Santander, SA 1.722% 9/14/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 9/14/2026)[7]	1,400	1,324
	Bank of America Corp. 2.551% 2/4/2028 (USD-SOFR + 1.05% on 2/4/2027)[7]	4,295	4,096
	Bank of America Corp. 4.376% 4/27/2028 (USD-SOFR + 1.58% on 4/27/2027)[7]	2,635	2,607
	Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028)[7]	3,202	2,907
	Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028)[7]	339	347
	Bank of America Corp. 3.974% 2/7/2030 (3-month USD CME Term SOFR + 1.472% on 2/7/2029)[7]	1,150	1,103
	Bank of America Corp. 2.884% 10/22/2030 (3-month USD CME Term SOFR + 1.19% on 10/22/2029)[7]	3,691	3,337
	Bank of America Corp. 2.592% 4/29/2031 (USD-SOFR + 2.15% on 4/29/2030)[7]	4,902	4,320
	Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030)[7]	257	216
	Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[7]	20,927	17,491
	Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[7]	36,155	30,156
	Bank of Ireland Group PLC 6.253% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 9/16/2025)[6,7]	4,850	4,891
	Bank of New York Mellon Corp. 4.975% 3/14/2030 (USD-SOFR + 1.085% on 3/14/2029)[7]	1,858	1,861
	Bank of New York Mellon Corp. 5.06% 7/22/2032 (USD-SOFR + 1.23% on 7/22/2031)[7]	5,690	5,677
	Bank of New York Mellon Corp. 5.188% 3/14/2035 (USD-SOFR + 1.418% on 3/14/2034)[7]	2,378	2,355
	Bank of Nova Scotia (The) 5.25% 6/12/2028	1,370	1,385
	Banque Federative du Credit Mutuel 0.82% 10/16/2026	JPY300,000	1,897
	Barclays PLC 4.837% 9/10/2028 (USD-SOFR + 1.34% on 9/10/2027)[7]	USD2,585	2,570
	Block, Inc. 2.75% 6/1/2026	1,975	1,905
	BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027)[6,7]	13,134	12,487
	BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[6,7]	3,594	3,220
	BNP Paribas SA 5.738% 2/20/2035 (USD-SOFR + 1.88% on 2/20/2034)[6,7]	4,117	4,132
	BPCE SA 1.625% 1/14/2025[6]	2,980	2,977
	BPCE SA 1.652% 10/6/2026 (USD-SOFR + 1.52% on 10/6/2025)[6,7]	4,729	4,606
	BPCE SA 0.895% 12/14/2026	JPY100,000	632
	BPCE SA 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026)[6,7]	USD2,150	2,167
	BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028)[6,7]	5,000	5,204
	BPCE SA 5.716% 1/18/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.959% on 1/18/2029)[6,7]	1,285	1,292
	BPCE SA 5.748% 7/19/2033 (USD-SOFR + 2.865% on 7/19/2032)[6,7]	6,195	6,115
	BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034)[6,7]	4,503	4,465
	CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029)[6,7]	10,948	11,059
	CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033)[6,7]	1,900	2,022
	CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034)[6,7]	3,953	3,992
	Canadian Imperial Bank of Commerce 5.237% 6/28/2027	2,650	2,679
	Capital One Financial Corp. 4.985% 7/24/2026 (USD-SOFR + 2.16% on 7/24/2025)[7]	2,430	2,429
	Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028)[7]	515	519
	Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029)[7]	4,352	4,413
	Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033)[7]	1,204	1,251
	Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034)[7]	2,920	2,968
	Charles Schwab Corp. (The) 5.643% 5/19/2029 (USD-SOFR + 2.21% on 5/19/2028)[7]	2,445	2,496
	China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 8/12/2031	526	446
	Chubb INA Holdings, LLC 3.35% 5/3/2026	2,020	1,990
	Chubb INA Holdings, LLC 5.00% 3/15/2034	4,400	4,348
	Chubb INA Holdings, LLC 4.35% 11/3/2045	2,015	1,721
	Citibank, NA 5.803% 9/29/2028	4,100	4,229
	Citigroup, Inc. 4.60% 3/9/2026	1,800	1,796
	Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029)[7]	10,629	10,624
	Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029)[7]	2,714	2,638
	Citigroup, Inc. 2.561% 5/1/2032 (USD-SOFR + 1.167% on 5/1/2031)[7]	42	36
	Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032)[7]	990	851

American Funds Insurance Series	164

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Citigroup, Inc. 3.785% 3/17/2033 (USD-SOFR + 1.939% on 3/17/2032)[7]	USD3,090	$2,775
	Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[7]	140	143
	Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029)[7]	15,346	15,577
	Citizens Financial Group, Inc. 6.645% 4/25/2035 (USD-SOFR + 2.325% on 4/25/2034)[7]	4,518	4,766
	Corebridge Financial, Inc. 3.65% 4/5/2027	3,913	3,805
	Corebridge Financial, Inc. 3.85% 4/5/2029	3,534	3,376
	Corebridge Financial, Inc. 3.90% 4/5/2032	3,964	3,609
	Corebridge Financial, Inc. 4.35% 4/5/2042	361	301
	Crédit Agricole SA 1.907% 6/16/2026 (USD-SOFR + 1.676% on 6/16/2025)[6,7]	4,450	4,386
	Crédit Agricole SA 1.247% 1/26/2027 (USD-SOFR + 0.892% on 1/26/2026)[6,7]	2,450	2,353
	Danske Bank AS 1.549% 9/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.73% on 9/10/2026)[6,7]	2,990	2,829
	Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[6,7]	2,975	2,933
	Deutsche Bank AG 4.10% 1/13/2026	7,305	7,265
	Deutsche Bank AG 4.10% 1/13/2026	857	851
	Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[7]	27,047	26,362
	Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[7]	17,595	16,739
	Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[7]	7,343	7,626
	Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[7]	6,271	6,564
	Deutsche Bank AG 4.999% 9/11/2030 (USD-SOFR + 1.70% on 9/11/2029)[7]	6,685	6,537
	Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030)[7]	6,750	6,063
	Deutsche Bank AG 3.729% 1/14/2032 (USD-SOFR + 2.757% on 1/14/2031)[7]	3,235	2,825
	Deutsche Bank AG 5.403% 9/11/2035 (USD-SOFR + 2.05% on 9/11/2034)[7]	3,200	3,034
	DNB Bank ASA 1.535% 5/25/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)[6,7]	1,200	1,146
	Eurobank SA 2.00% 5/5/2027 (1-year EUR Mid-Swap + 2.398% on 5/5/2026)[7]	EUR1,845	1,881
	Eurobank SA 2.25% 3/14/2028 (1-year EUR Mid-Swap + 2.634% on 3/14/2027)[7]	4,230	4,324
	Eurobank SA 7.00% 1/26/2029 (1-year EUR Mid-Swap + 4.418% on 1/26/2028)[7]	3,855	4,423
	Eurobank SA 5.875% 11/28/2029 (1-year EUR Mid-Swap + 2.83% on 11/28/2028)[7]	12,035	13,538
	Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030)[7]	390	430
	Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028)[7]	USD205	213
	Fifth Third Bancorp 4.895% 9/6/2030 (USD-SOFR + 1.486% on 9/6/2029)[7]	1,968	1,942
	Fifth Third Bancorp 5.631% 1/29/2032 (USD-SOFR + 1.84% on 1/29/2031)[7]	11,396	11,527
	Five Corners Funding Trust III 5.791% 2/15/2033[6]	942	968
	Goldman Sachs Group, Inc. 1.431% 3/9/2027 (USD-SOFR + 0.795% on 3/9/2026)[7]	3,030	2,910
	Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026)[7]	13,275	12,557
	Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026)[7]	12,997	12,337
	Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027)[7]	3,703	3,532
	Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027)[7]	5,534	5,382
	Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029)[7]	28,930	29,536
	Goldman Sachs Group, Inc. 5.049% 7/23/2030 (USD-SOFR + 1.21% on 7/23/2029)[7]	13,759	13,682
	Goldman Sachs Group, Inc. 4.692% 10/23/2030 (USD-SOFR + 1.135% on 10/23/2029)[7]	2,441	2,391
	Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[7]	10,662	9,192
	Goldman Sachs Group, Inc. 5.851% 4/25/2035 (USD-SOFR + 1.552% on 4/25/2034)[7]	9,975	10,168
	Goldman Sachs Group, Inc. 5.33% 7/23/2035 (USD-SOFR + 1.55% on 7/23/2034)[7]	8,545	8,390
	Goldman Sachs Group, Inc. 5.016% 10/23/2035 (USD-SOFR + 1.42% on 10/23/ 2034)[7]	1,749	1,675
	Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041)[7]	3,160	2,197
	HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028)[7]	14,232	12,789
	HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[7]	9,437	7,964
	HSBC Holdings PLC 5.719% 3/4/2035 (USD-SOFR + 1.78% on 3/4/2034)[7]	2,000	2,015
	ING Groep NV 6.083% 9/11/2027 (USD-SOFR + 1.56% on 9/11/2026)[7]	1,680	1,713
	Intercontinental Exchange, Inc. 5.25% 6/15/2031	1,091	1,104
	Intesa Sanpaolo SpA 5.71% 1/15/2026[6]	15,400	15,411
	Intesa Sanpaolo SpA 3.875% 7/14/2027[6]	6,250	6,041
	Intesa Sanpaolo SpA 3.875% 1/12/2028[6]	1,986	1,902

165	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053)[6,7]	USD5,100	$5,453
	Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[6]	705	650
	JPMorgan Chase & Co. 4.08% 4/26/2026 (USD-SOFR + 1.32% on 4/26/2025)[7]	3,272	3,264
	JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026)[7]	323	310
	JPMorgan Chase & Co. 6.07% 10/22/2027 (USD-SOFR + 1.33% on 10/22/2026)[7]	1,400	1,433
	JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027)[7]	20,000	20,077
	JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027)[7]	2,678	2,724
	JPMorgan Chase & Co. 4.979% 7/22/2028 (USD-SOFR + 0.93% on 7/22/2027)[7]	8,670	8,699
	JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027)[7]	6,340	6,285
	JPMorgan Chase & Co. 4.203% 7/23/2029 (3-month USD CME Term SOFR + 1.522% on 7/23/2028)[7]	11,980	11,662
	JPMorgan Chase & Co. 5.012% 1/23/2030 (USD-SOFR + 1.31% on 1/23/2029)[7]	7,185	7,180
	JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029)[7]	6,480	6,610
	JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029)[7]	9,355	9,317
	JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029)[7]	6,549	6,426
	JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[7]	641	532
	JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031)[7]	5,313	4,483
	JPMorgan Chase & Co. 5.35% 6/1/2034 (USD-SOFR + 1.845% on 6/1/2033)[7]	1,874	1,873
	JPMorgan Chase & Co. 5.766% 4/22/2035 (USD-SOFR + 1.49% on 4/22/2034)[7]	2,100	2,149
	JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034)[7]	17,099	16,925
	Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[7]	2,415	2,313
	KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028)[6,7]	1,375	1,399
	Lloyds Banking Group PLC 2.438% 2/5/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/5/2025)[7]	2,675	2,668
	Lloyds Banking Group PLC 5.985% 8/7/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.48% on 8/7/2026)[7]	1,625	1,649
	Lloyds Banking Group PLC 5.462% 1/5/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.375% on 1/5/2027)[7]	200	202
	Lloyds Banking Group PLC 5.679% 1/5/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 1/5/2034)[7]	1,979	1,972
	M&T Bank Corp. 7.413% 10/30/2029 (USD-SOFR + 2.80% on 10/30/2028)[7]	6,528	7,000
	M&T Bank Corp. 6.082% 3/13/2032 (USD-SOFR + 2.26% on 3/13/2031)[7]	6,357	6,519
	Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	2,285	2,232
	Marsh & McLennan Cos., Inc. 5.35% 11/15/2044	250	243
	Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	2,060	1,975
	MetLife Capital Trust IV, junior subordinated, 7.875% 12/15/2067 (3-month USD-LIBOR + 3.96% on 12/1/2037)[6,7,9]	1,405	1,536
	MetLife, Inc. 3.60% 11/13/2025	3,490	3,462
	MetLife, Inc. 5.375% 7/15/2033	1,279	1,293
	Metropolitan Life Global Funding I 5.40% 9/12/2028[6]	840	854
	Metropolitan Life Global Funding I 4.85% 1/8/2029[6]	2,050	2,050
	Metropolitan Life Global Funding I 5.15% 3/28/2033[6]	619	612
	Mitsubishi UFJ Financial Group, Inc. 1.538% 7/20/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/20/2026)[7]	6,200	5,899
	Mitsubishi UFJ Financial Group, Inc. 1.64% 10/13/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 10/13/2026)[7]	2,225	2,106
	Mitsubishi UFJ Financial Group, Inc. 5.422% 2/22/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.38% on 2/22/2028)[7]	1,430	1,451
	Mitsubishi UFJ Financial Group, Inc. 5.133% 7/20/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.125% on 7/20/2032)[7]	763	758
	Mizuho Financial Group, Inc. 1.554% 7/9/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/9/2026)[7]	1,367	1,302
	Mizuho Financial Group, Inc. 5.778% 7/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.65% on 7/6/2028)[7]	1,701	1,741
	Mizuho Financial Group, Inc. 5.376% 5/26/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.12% on 5/26/2029)[7]	2,020	2,041
	Morgan Stanley 1.512% 7/20/2027 (USD-SOFR + 0.858% on 7/20/2026)[7]	13,336	12,678

American Funds Insurance Series	166

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[7]	USD21,869	$21,937
	Morgan Stanley 5.173% 1/16/2030 (USD-SOFR + 1.45% on 1/16/2029)[7]	2,985	2,990
	Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029)[7]	21,784	22,182
	Morgan Stanley 1.794% 2/15/2032 (USD-SOFR + 1.034% on 2/13/2031)[7]	3,031	2,474
	Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033)[7]	11,313	11,239
	Morgan Stanley 5.831% 4/19/2035 (USD-SOFR + 1.58% on 4/19/2034)[7]	19,472	19,852
	Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034)[7]	3,069	3,020
	Morgan Stanley Bank, N.A. 5.882% 10/30/2026	2,775	2,835
	Morgan Stanley Bank, NA 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029)[7]	1,704	1,668
	MSCI, Inc. 3.25% 8/15/2033[6]	695	588
	NatWest Group PLC 5.847% 3/2/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 3/2/2026)[7]	3,555	3,591
	NatWest Group PLC 5.583% 3/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 3/1/2027)[7]	2,170	2,197
	Navient Corp. 6.75% 6/25/2025	425	426
	Northwestern Mutual Life Insurance Co. (The) 4.90% 6/12/2028[6]	2,090	2,092
	OneMain Finance Corp. 7.125% 3/15/2026	250	255
	Piraeus Bank SA 7.25% 7/13/2028 (1-year EUR Mid-Swap + 3.692% on 7/13/2027)[7]	EUR565	641
	Piraeus Bank SA 4.625% 7/17/2029 (1-year EUR Mid-Swap + 1.723% on 7/17/2028)[7]	165	177
	Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028)[7]	1,345	1,557
	PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[7]	USD4,594	4,675
	PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[7]	12,265	13,393
	PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034)[7]	635	643
	Royal Bank of Canada 4.90% 1/12/2028	360	360
	Royal Bank of Canada 4.95% 2/1/2029	1,360	1,363
	Royal Bank of Canada 5.00% 2/1/2033	3,591	3,531
	Santander Holdings USA, Inc. 6.499% 3/9/2029 (USD-SOFR + 2.356% on 3/9/2028)[7]	5,100	5,242
	Santander Holdings USA, Inc. 5.353% 9/6/2030 (USD-SOFR + 1.94% on 9/6/2029)[7]	3,706	3,664
	Standard Chartered PLC 5.905% 5/14/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.45% on 5/14/2034)[6,7]	546	547
	State Street Corp. 4.164% 8/4/2033 (USD-SOFR + 1.726% on 8/4/2032)[7]	1,640	1,531
	State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033)[7]	2,579	2,564
	Sumitomo Mitsui Financial Group, Inc. 5.88% 7/13/2026	1,429	1,454
	Sumitomo Mitsui Financial Group, Inc. 2.174% 1/14/2027	1,100	1,046
	Sumitomo Mitsui Financial Group, Inc. 5.80% 7/13/2028	1,045	1,073
	Sumitomo Mitsui Financial Group, Inc. 5.766% 1/13/2033	373	384
	Sumitomo Mitsui Trust Bank, Ltd. 5.55% 9/14/2028[6]	1,400	1,427
	Swedbank AB 6.136% 9/12/2026[6]	2,100	2,146
	Synchrony Financial 5.935% 8/2/2030 (USD-SOFR + 2.13% on 8/2/2029)[7]	4,608	4,654
	Truist Financial Corp. 6.047% 6/8/2027 (USD-SOFR + 2.05% on 6/8/2026)[7]	1,370	1,393
	Truist Financial Corp. 4.873% 1/26/2029 (USD-SOFR + 1.435% on 1/26/2028)[7]	2,605	2,592
	Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028)[7]	2,396	2,563
	Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029)[7]	1,741	1,757
	Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031)[7]	4,707	4,654
	Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[7]	1,586	1,615
	Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034)[7]	2,440	2,460
	U.S. Bancorp 4.653% 2/1/2029 (USD-SOFR + 1.23% on 2/1/2028)[7]	2,115	2,094
	U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029)[7]	7,300	7,362
	U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033)[7]	2,839	2,719
	U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033)[7]	1,712	1,746
	UBS AG 7.50% 2/15/2028	2,445	2,619
	UBS Group AG 2.193% 6/5/2026 (USD-SOFR + 2.044% on 6/5/2025)[6,7]	7,609	7,520
	UBS Group AG 1.305% 2/2/2027 (USD-SOFR + 0.98% on 2/2/2026)[6,7]	11,200	10,767
	UBS Group AG 1.494% 8/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026)[6,7]	6,623	6,269

167	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029)[6,7]	USD17,490	$17,608
	UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029)[6,7]	14,459	14,693
	UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[6,7]	9,636	9,109
	UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031)[6,7]	1,392	1,149
	UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031)[6,7]	20,425	17,774
	UBS Group AG 2.746% 2/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 2/11/2032)[6,7]	4,038	3,373
	UBS Group AG 9.016% 11/15/2033 (USD-SOFR + 5.02% on 11/15/2032)[6,7]	5,000	6,041
	UniCredit SpA 4.625% 4/12/2027[6]	1,395	1,377
	Vigorous Champion International, Ltd. 4.25% 5/28/2029	462	442
	Wells Fargo & Co. 3.908% 4/25/2026 (USD-SOFR + 1.32% on 4/25/2025)[7]	3,524	3,514
	Wells Fargo & Co. 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)[7]	6,615	6,418
	Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027)[7]	11,151	11,336
	Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027)[7]	1,003	945
	Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[7]	8,357	8,329
	Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028)[7]	2,545	2,585
	Wells Fargo & Co. 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033)[7]	10,406	10,295
	Wells Fargo & Co. 5.557% 7/25/2034 (USD-SOFR + 1.99% on 7/25/2033)[7]	188	188
	Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[7]	4,062	4,319
	Wells Fargo & Co. 5.211% 12/3/2035 (USD-SOFR + 1.38% on 12/3/2034)[7]	2,967	2,888
	Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[7]	5,719	4,780
	Willis North America, Inc. 4.65% 6/15/2027	930	928
			1,111,051

Health care 4.16%
	AbbVie, Inc. 5.05% 3/15/2034	18,501	18,286
	AbbVie, Inc. 5.35% 3/15/2044	800	780
	AbbVie, Inc. 5.40% 3/15/2054	15,770	15,194
	AbbVie, Inc. 5.50% 3/15/2064	550	526
	Amgen, Inc. 5.507% 3/2/2026	725	725
	Amgen, Inc. 5.15% 3/2/2028	5,326	5,366
	Amgen, Inc. 4.05% 8/18/2029	7,429	7,155
	Amgen, Inc. 2.45% 2/21/2030	5,131	4,538
	Amgen, Inc. 5.25% 3/2/2030	2,854	2,881
	Amgen, Inc. 4.20% 3/1/2033	8,502	7,888
	Amgen, Inc. 5.25% 3/2/2033	20,793	20,648
	Amgen, Inc. 4.875% 3/1/2053	3,360	2,886
	Amgen, Inc. 4.40% 2/22/2062	196	152
	Astrazeneca Finance, LLC 5.00% 2/26/2034	6,925	6,852
	Baxter International, Inc. 2.539% 2/1/2032	3,906	3,259
	Becton, Dickinson and Co. 4.874% 2/8/2029	5,000	4,988
	Bristol-Myers Squibb Co. 4.90% 2/22/2029	2,625	2,639
	Bristol-Myers Squibb Co. 5.10% 2/22/2031	3,990	4,017
	Bristol-Myers Squibb Co. 5.20% 2/22/2034	22,685	22,667
	Bristol-Myers Squibb Co. 5.50% 2/22/2044	425	422
	Bristol-Myers Squibb Co. 2.55% 11/13/2050	2,113	1,224
	Bristol-Myers Squibb Co. 3.70% 3/15/2052	2,197	1,601
	Bristol-Myers Squibb Co. 6.25% 11/15/2053	1,740	1,845
	Bristol-Myers Squibb Co. 5.55% 2/22/2054	12,840	12,465
	Centene Corp. 4.25% 12/15/2027	14,860	14,406
	Centene Corp. 2.45% 7/15/2028	12,410	11,178
	Centene Corp. 4.625% 12/15/2029	14,945	14,146
	Centene Corp. 3.375% 2/15/2030	15,718	14,010
	Centene Corp. 2.50% 3/1/2031	9,750	8,071
	Centene Corp. 2.625% 8/1/2031	4,400	3,626
	Cigna Group (The) 5.125% 5/15/2031	2,095	2,086
	Cigna Group (The) 5.25% 2/15/2034	3,745	3,675

American Funds Insurance Series	168

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
	CVS Health Corp. 5.125% 2/21/2030	USD1,720	$1,684
	CVS Health Corp. 5.25% 1/30/2031	960	938
	CVS Health Corp. 5.55% 6/1/2031	3,707	3,681
	CVS Health Corp. 5.25% 2/21/2033	2,122	2,035
	CVS Health Corp. 5.70% 6/1/2034	7,706	7,578
	CVS Health Corp. 5.625% 2/21/2053	40	36
	CVS Health Corp. 5.875% 6/1/2053	4,897	4,496
	CVS Health Corp. 6.05% 6/1/2054	1,995	1,873
	CVS Health Corp. 6.00% 6/1/2063	1,344	1,227
	Elevance Health, Inc. 2.375% 1/15/2025	1,534	1,533
	Elevance Health, Inc. 4.95% 11/1/2031	2,322	2,285
	Elevance Health, Inc. 5.20% 2/15/2035	7,577	7,403
	Elevance Health, Inc. 4.55% 5/15/2052	271	219
	Elevance Health, Inc. 5.125% 2/15/2053	784	698
	Elevance Health, Inc. 5.70% 2/15/2055	995	960
	Gilead Sciences, Inc. 5.25% 10/15/2033	3,340	3,354
	HCA, Inc. 5.20% 6/1/2028	4,165	4,177
	HCA, Inc. 2.375% 7/15/2031	2,233	1,854
	HCA, Inc. 3.625% 3/15/2032	2,400	2,116
	HCA, Inc. 4.625% 3/15/2052	226	177
	Humana, Inc. 5.375% 4/15/2031	5,530	5,486
	Humana, Inc. 5.75% 4/15/2054	954	885
	Johnson & Johnson 4.80% 6/1/2029	3,970	4,010
	Johnson & Johnson 4.90% 6/1/2031	4,175	4,202
	Laboratory Corp. of America Holdings 1.55% 6/1/2026	773	739
	Laboratory Corp. of America Holdings 4.70% 2/1/2045	3,975	3,422
	Merck & Co., Inc. 1.70% 6/10/2027	3,093	2,900
	Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	1,375	1,363
	Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	7,942	7,720
	Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	5,622	5,268
	Roche Holdings, Inc. 1.93% 12/13/2028[6]	7,545	6,792
	Roche Holdings, Inc. 4.592% 9/9/2034[6]	765	734
	Roche Holdings, Inc. 2.607% 12/13/2051[6]	645	384
	Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026	306	299
	Teva Pharmaceutical Finance Netherlands III BV 7.125% 1/31/2025	45,000	45,030
	Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	26,824	27,412
	Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	3,870	3,783
	Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	2,775	2,994
	Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	46,666	33,611
	UnitedHealth Group, Inc. 3.75% 7/15/2025	5,410	5,389
	UnitedHealth Group, Inc. 4.80% 1/15/2030	395	393
	UnitedHealth Group, Inc. 2.00% 5/15/2030	466	402
	UnitedHealth Group, Inc. 4.95% 1/15/2032	1,910	1,889
	UnitedHealth Group, Inc. 4.20% 5/15/2032	1,654	1,559
	UnitedHealth Group, Inc. 5.15% 7/15/2034	15,956	15,752
	UnitedHealth Group, Inc. 3.05% 5/15/2041	1,300	939
	UnitedHealth Group, Inc. 4.25% 6/15/2048	960	771
	UnitedHealth Group, Inc. 3.25% 5/15/2051	572	378
	UnitedHealth Group, Inc. 5.625% 7/15/2054	10,472	10,172
	UnitedHealth Group, Inc. 4.95% 5/15/2062	69	60
	Viatris, Inc. 4.00% 6/22/2050	1,847	1,259
			464,523

Utilities 3.92%
	AEP Texas, Inc. 3.45% 5/15/2051	1,380	921
	Alabama Power Co. 3.00% 3/15/2052	3,219	2,068
	Alfa Desarrollo SpA 4.55% 9/27/2051[6]	996	735
	Baltimore Gas and Electric Co. 4.55% 6/1/2052	525	436
	Berkshire Hathaway Energy Co. 4.50% 2/1/2045	5,895	5,119
	Berkshire Hathaway Energy Co. 4.60% 5/1/2053	1,017	847

169	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
	CenterPoint Energy Houston Electric, LLC 5.05% 3/1/2035	USD660	$645
	Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028[6]	2,400	2,288
	Comision Federal de Electricidad 4.688% 5/15/2029[6]	3,655	3,435
	Connecticut Light and Power Co. (The) 2.05% 7/1/2031	1,775	1,484
	Consumers Energy Co. 4.625% 5/15/2033	3,300	3,186
	DTE Energy Co. 5.10% 3/1/2029	7,900	7,922
	DTE Energy Co. 3.00% 3/1/2032	259	228
	Duke Energy Carolinas, LLC 5.35% 1/15/2053	332	316
	Duke Energy Florida, LLC 5.875% 11/15/2033	370	386
	Duke Energy Florida, LLC 3.40% 10/1/2046	5,669	4,040
	Duke Energy Florida, LLC 3.00% 12/15/2051	293	183
	Duke Energy Florida, LLC 5.95% 11/15/2052	575	585
	Duke Energy Progress, LLC 3.70% 9/1/2028	3,750	3,615
	Duke Energy Progress, LLC 2.00% 8/15/2031	1,775	1,471
	Duke Energy Progress, LLC 2.50% 8/15/2050	644	373
	Edison International 4.95% 4/15/2025	175	175
	Edison International 4.125% 3/15/2028	6,768	6,567
	Edison International 5.25% 11/15/2028	50	50
	Edison International 6.95% 11/15/2029	1,525	1,629
	Electricité de France SA 5.65% 4/22/2029[6]	1,420	1,452
	Electricité de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028)[7]	EUR2,800	2,750
	Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[6,7]	USD1,575	1,780
	Emera US Finance, LP 2.639% 6/15/2031	4,400	3,730
	ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026[6]	1,310	1,277
	Entergy Louisiana, LLC 4.20% 9/1/2048	5,637	4,495
	Eversource Energy 5.00% 1/1/2027	3,415	3,424
	Eversource Energy 5.50% 1/1/2034	2,700	2,681
	FirstEnergy Corp. 1.60% 1/15/2026	20,066	19,361
	FirstEnergy Corp. 2.65% 3/1/2030	10,149	9,003
	FirstEnergy Corp. 2.25% 9/1/2030	12,602	10,849
	FirstEnergy Corp., Series B, 3.90% 7/15/2027	12,178	11,868
	Florida Power & Light Co. 5.05% 4/1/2028	1,511	1,526
	Florida Power & Light Co. 4.40% 5/15/2028	1,655	1,639
	Florida Power & Light Co. 5.10% 4/1/2033	7,431	7,387
	Florida Power & Light Co. 4.80% 5/15/2033	2,929	2,851
	Florida Power & Light Co. 5.30% 4/1/2053	1,255	1,197
	Georgia Power Co. 4.65% 5/16/2028	1,050	1,046
	Georgia Power Co. 4.95% 5/17/2033	1,845	1,808
	Georgia Power Co. 5.25% 3/15/2034	3,200	3,177
	Georgia Power Co. 3.70% 1/30/2050	190	140
	Jersey Central Power & Light Co. 2.75% 3/1/2032[6]	525	447
	Monongahela Power Co. 3.55% 5/15/2027[6]	1,700	1,650
	NiSource, Inc. 5.40% 6/30/2033	650	651
	Pacific Gas and Electric Co. 3.15% 1/1/2026	27,543	27,075
	Pacific Gas and Electric Co. 2.95% 3/1/2026	10,850	10,614
	Pacific Gas and Electric Co. 3.30% 3/15/2027	2,393	2,311
	Pacific Gas and Electric Co. 2.10% 8/1/2027	1,000	933
	Pacific Gas and Electric Co. 3.30% 12/1/2027	7,997	7,643
	Pacific Gas and Electric Co. 3.00% 6/15/2028	2,542	2,383
	Pacific Gas and Electric Co. 3.75% 7/1/2028	13,760	13,177
	Pacific Gas and Electric Co. 4.65% 8/1/2028	7,900	7,791
	Pacific Gas and Electric Co. 4.55% 7/1/2030	35,449	34,332
	Pacific Gas and Electric Co. 2.50% 2/1/2031	21,597	18,480
	Pacific Gas and Electric Co. 6.15% 1/15/2033	518	539
	Pacific Gas and Electric Co. 6.40% 6/15/2033	12,331	13,005
	Pacific Gas and Electric Co. 5.80% 5/15/2034	6,047	6,187
	Pacific Gas and Electric Co. 3.30% 8/1/2040	10,340	7,745
	Pacific Gas and Electric Co. 4.95% 7/1/2050	5,524	4,803

American Funds Insurance Series	170

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
	Pacific Gas and Electric Co. 3.50% 8/1/2050	USD15,807	$10,842
	Pacific Gas and Electric Co. 5.90% 10/1/2054	2,250	2,222
	PacifiCorp 5.30% 2/15/2031	1,915	1,933
	PacifiCorp 5.45% 2/15/2034	8,920	8,868
	PacifiCorp 3.30% 3/15/2051	325	211
	PacifiCorp 2.90% 6/15/2052	586	349
	PacifiCorp 5.35% 12/1/2053	3,678	3,385
	PacifiCorp 5.50% 5/15/2054	8,738	8,176
	PacifiCorp 5.80% 1/15/2055	7,735	7,525
	PECO Energy Co. 5.25% 9/15/2054	1,775	1,681
	Public Service Company of Colorado 5.35% 5/15/2034	2,323	2,327
	Public Service Company of Colorado 2.70% 1/15/2051	2,472	1,471
	Public Service Electric and Gas Co. 3.20% 5/15/2029	6,000	5,638
	Public Service Electric and Gas Co. 5.20% 8/1/2033	1,200	1,203
	Puget Energy, Inc. 3.65% 5/15/2025	300	298
	Southern California Edison Co. 4.90% 6/1/2026	1,177	1,180
	Southern California Edison Co. 5.30% 3/1/2028	4,000	4,049
	Southern California Edison Co. 4.20% 3/1/2029	8,211	7,968
	Southern California Edison Co. 2.85% 8/1/2029	7,752	7,080
	Southern California Edison Co. 2.50% 6/1/2031	5,044	4,326
	Southern California Edison Co. 5.45% 6/1/2031	3,350	3,406
	Southern California Edison Co. 5.20% 6/1/2034	5,196	5,145
	Southern California Edison Co. 5.75% 4/1/2035	4,549	4,655
	Southern California Edison Co. 5.35% 7/15/2035	6,450	6,438
	Southern California Edison Co. 5.625% 2/1/2036	7,051	7,057
	Southern California Edison Co. 3.60% 2/1/2045	2,417	1,788
	Southern California Edison Co. 2.95% 2/1/2051	151	95
	Southern California Edison Co. 3.65% 6/1/2051	354	252
	Southern California Edison Co. 3.45% 2/1/2052	515	349
	Southwestern Electric Power Co. 1.65% 3/15/2026	3,550	3,418
	Southwestern Electric Power Co. 3.25% 11/1/2051	2,075	1,316
	Virginia Electric & Power 2.40% 3/30/2032	2,575	2,151
	WEC Energy Group, Inc. 5.60% 9/12/2026	167	169
	Wisconsin Power and Light Co. 1.95% 9/16/2031	525	428
	Wisconsin Power and Light Co. 3.65% 4/1/2050	1,075	773
	Wisconsin Public Service Corp. 2.85% 12/1/2051	375	233
	Xcel Energy, Inc. 3.30% 6/1/2025	5,650	5,610
	Xcel Energy, Inc. 2.60% 12/1/2029	4,049	3,619
	Xcel Energy, Inc. 4.60% 6/1/2032	4,600	4,381
	Xcel Energy, Inc. 5.50% 3/15/2034	4,230	4,216
			438,142

Consumer discretionary 3.06%
	Allied Universal Holdco, LLC 4.625% 6/1/2028[6]	335	317
	Amazon.com, Inc. 1.65% 5/12/2028	3,860	3,517
	Amazon.com, Inc. 3.45% 4/13/2029	600	576
	Amazon.com, Inc. 3.25% 5/12/2061	4,100	2,670
	Amazon.com, Inc. 4.10% 4/13/2062	470	368
	Atlas LuxCo 4 SARL 4.625% 6/1/2028[6]	255	240
	Bath & Body Works, Inc. 6.875% 11/1/2035	740	758
	BMW US Capital, LLC 3.45% 4/1/2027[6]	1,075	1,046
	BMW US Capital, LLC 3.70% 4/1/2032[6]	1,350	1,226
	Daimler Trucks Finance North America, LLC 5.00% 1/15/2027[6]	794	796
	Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[6]	3,567	3,471
	Daimler Trucks Finance North America, LLC 5.125% 9/25/2027[6]	1,320	1,328
	Daimler Trucks Finance North America, LLC 5.40% 9/20/2028[6]	832	843
	Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[6]	3,230	2,937
	Daimler Trucks Finance North America, LLC 2.50% 12/14/2031[6]	8,174	6,878
	Daimler Trucks Finance North America, LLC 5.50% 9/20/2033[6]	691	693
	Daimler Trucks Finance North America, LLC 5.375% 1/18/2034[6]	246	245

171	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
	Ford Motor Co. 3.25% 2/12/2032	USD620	$516
	Ford Motor Credit Co., LLC 5.125% 6/16/2025	3,870	3,869
	Ford Motor Credit Co., LLC 6.95% 3/6/2026	855	870
	Ford Motor Credit Co., LLC 6.95% 6/10/2026	755	773
	Ford Motor Credit Co., LLC 2.70% 8/10/2026	200	192
	Ford Motor Credit Co., LLC 5.125% 11/5/2026	9,695	9,685
	Ford Motor Credit Co., LLC 4.271% 1/9/2027	18,742	18,368
	Ford Motor Credit Co., LLC 5.80% 3/5/2027	3,145	3,175
	Ford Motor Credit Co., LLC 5.85% 5/17/2027	6,490	6,561
	Ford Motor Credit Co., LLC 4.95% 5/28/2027	485	481
	Ford Motor Credit Co., LLC 4.125% 8/17/2027	39,480	38,192
	Ford Motor Credit Co., LLC 3.815% 11/2/2027	3,990	3,824
	Ford Motor Credit Co., LLC 7.35% 11/4/2027	7,549	7,907
	Ford Motor Credit Co., LLC 6.80% 5/12/2028	2,030	2,098
	Ford Motor Credit Co., LLC 6.798% 11/7/2028	762	790
	Ford Motor Credit Co., LLC 2.90% 2/10/2029	1,065	954
	Ford Motor Credit Co., LLC 5.80% 3/8/2029	6,740	6,746
	Ford Motor Credit Co., LLC 5.113% 5/3/2029	9,854	9,607
	Ford Motor Credit Co., LLC 5.303% 9/6/2029	5,407	5,302
	Ford Motor Credit Co., LLC 7.35% 3/6/2030	10,668	11,302
	Ford Motor Credit Co., LLC 7.20% 6/10/2030	1,015	1,069
	Ford Motor Credit Co., LLC 6.05% 3/5/2031	3,960	3,954
	Ford Motor Credit Co., LLC 3.625% 6/17/2031	1,215	1,052
	Ford Motor Credit Co., LLC 7.122% 11/7/2033	688	718
	General Motors Co. 6.125% 10/1/2025	13,888	14,000
	General Motors Financial Co., Inc. 4.35% 4/9/2025	11,358	11,338
	General Motors Financial Co., Inc. 1.50% 6/10/2026	6,712	6,401
	General Motors Financial Co., Inc. 2.35% 2/26/2027	9,771	9,264
	General Motors Financial Co., Inc. 4.90% 10/6/2029	4,835	4,765
	Hanesbrands, Inc. 9.00% 2/15/2031[6]	528	563
	Home Depot, Inc. 2.95% 6/15/2029	1,966	1,824
	Home Depot, Inc. 4.75% 6/25/2029	1,849	1,854
	Home Depot, Inc. 4.85% 6/25/2031	2,559	2,559
	Home Depot, Inc. 4.95% 6/25/2034	4,749	4,688
	Home Depot, Inc. 4.50% 12/6/2048	1,915	1,638
	Home Depot, Inc. 5.30% 6/25/2054	2,234	2,142
	Hyundai Capital America 2.65% 2/10/2025[6]	11,383	11,355
	Hyundai Capital America 1.80% 10/15/2025[6]	13,274	12,947
	Hyundai Capital America 6.25% 11/3/2025[6]	825	833
	Hyundai Capital America 1.30% 1/8/2026[6]	6,000	5,791
	Hyundai Capital America 5.50% 3/30/2026[6]	705	710
	Hyundai Capital America 1.50% 6/15/2026[6]	7,475	7,121
	Hyundai Capital America 1.65% 9/17/2026[6]	7,275	6,889
	Hyundai Capital America 3.00% 2/10/2027[6]	9,000	8,650
	Hyundai Capital America 5.275% 6/24/2027[6]	1,650	1,664
	Hyundai Capital America 2.375% 10/15/2027[6]	7,543	7,040
	Hyundai Capital America 5.60% 3/30/2028[6]	1,385	1,403
	Hyundai Capital America 5.30% 6/24/2029[6]	1,523	1,528
	Hyundai Capital America 5.40% 6/24/2031[6]	3,365	3,366
	Hyundai Capital Services, Inc. 1.25% 2/8/2026[6]	3,695	3,547
	Marriott International, Inc. 5.75% 5/1/2025	190	190
	Marriott International, Inc. 5.00% 10/15/2027	4,470	4,507
	Marriott International, Inc. 4.90% 4/15/2029	653	652
	Marriott International, Inc. 5.35% 3/15/2035	1,365	1,346
	McDonald’s Corp. 5.00% 5/17/2029	2,184	2,200
	McDonald’s Corp. 2.125% 3/1/2030	2,482	2,171
	McDonald’s Corp. 3.60% 7/1/2030	1,014	951
	McDonald’s Corp. 5.20% 5/17/2034	2,786	2,816
	McDonald’s Corp. 4.45% 3/1/2047	3,535	2,970
	McDonald’s Corp. 3.625% 9/1/2049	2,938	2,120
	McDonald’s Corp. 5.15% 9/9/2052	509	466

American Funds Insurance Series	172

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
	Nissan Motor Co., Ltd. 4.81% 9/17/2030[6]	USD267	$251
	Sands China, Ltd. 2.30% 3/8/2027	2,368	2,208
	Stellantis Finance US, Inc. 5.625% 1/12/2028[6]	825	837
	Stellantis Finance US, Inc. 2.691% 9/15/2031[6]	4,342	3,566
	Toyota Motor Credit Corp. 3.375% 4/1/2030	4,954	4,593
	Toyota Motor Credit Corp. 4.55% 5/17/2030	1,625	1,600
	Toyota Motor Credit Corp. 5.55% 11/20/2030	690	711
	Travel + Leisure Co. 6.625% 7/31/2026[6]	675	683
	Volkswagen Group of America Finance, LLC 4.95% 8/15/2029[6]	1,635	1,596
	Volkswagen Group of America Finance, LLC 6.45% 11/16/2030[6]	5,190	5,375
	Wynn Resorts Finance, LLC 5.125% 10/1/2029[6]	410	393
			341,996

Energy 2.08%
	Antero Resources Corp. 5.375% 3/1/2030[6]	280	271
	Apache Corp. 4.625% 11/15/2025	645	642
	Apache Corp. 4.25% 1/15/2030	2,465	2,319
	Baker Hughes Holdings, LLC 2.061% 12/15/2026	1,136	1,083
	BP Capital Markets America, Inc. 4.893% 9/11/2033	1,203	1,164
	Canadian Natural Resources, Ltd. 2.05% 7/15/2025	754	743
	Cenovus Energy, Inc. 5.375% 7/15/2025	2,763	2,764
	Cenovus Energy, Inc. 4.25% 4/15/2027	13,613	13,429
	Cenovus Energy, Inc. 2.65% 1/15/2032	2,969	2,476
	Cenovus Energy, Inc. 5.25% 6/15/2037	289	272
	Cenovus Energy, Inc. 3.75% 2/15/2052	19	13
	Chevron Corp. 2.954% 5/16/2026	3,365	3,301
	Civitas Resources, Inc. 8.75% 7/1/2031[6]	1,400	1,461
	Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030[6]	268	276
	Diamondback Energy, Inc. 5.20% 4/18/2027	1,645	1,661
	Diamondback Energy, Inc. 5.15% 1/30/2030	415	416
	Diamondback Energy, Inc. 5.40% 4/18/2034	1,195	1,176
	Diamondback Energy, Inc. 5.75% 4/18/2054	902	847
	Ecopetrol SA 8.875% 1/13/2033	15,325	15,628
	Energy Transfer, LP 5.25% 7/1/2029	979	984
	Energy Transfer, LP 6.40% 12/1/2030	479	506
	Eni SpA 5.50% 5/15/2034[6]	359	355
	Eni SpA 5.95% 5/15/2054[6]	222	213
	Enterprise Products Operating, LLC 4.95% 2/15/2035	1,465	1,418
	Equinor ASA 3.625% 9/10/2028	4,928	4,772
	Equinor ASA 3.125% 4/6/2030	20,000	18,434
	Equinor ASA 3.25% 11/18/2049	5,687	3,890
	Exxon Mobil Corp. 3.043% 3/1/2026	4,625	4,555
	GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036[6]	11,320	11,187
	Occidental Petroleum Corp. 8.875% 7/15/2030	4,345	4,965
	Occidental Petroleum Corp. 6.125% 1/1/2031	759	777
	Occidental Petroleum Corp. 6.45% 9/15/2036	3,330	3,411
	Odebrecht Drilling Services, LLC 7.50% 6/15/2030[6]	6	6
	Oleoducto Central SA 4.00% 7/14/2027[6]	1,715	1,623
	Oleoducto Central SA 4.00% 7/14/2027	350	331
	Petroleos Mexicanos 6.875% 10/16/2025	5,000	4,988
	Petroleos Mexicanos 4.50% 1/23/2026	1,158	1,118
	Petroleos Mexicanos 6.875% 8/4/2026	9,682	9,522
	Petroleos Mexicanos 6.49% 1/23/2027	20,653	20,047
	Petroleos Mexicanos 6.50% 3/13/2027	35,154	34,015
	Petroleos Mexicanos 6.50% 1/23/2029	2,404	2,237
	Petroleos Mexicanos 8.75% 6/2/2029	14,185	14,222
	Petroleos Mexicanos 6.84% 1/23/2030	11,164	10,207
	Petroleos Mexicanos 5.95% 1/28/2031	4,681	3,957
	Petroleos Mexicanos 6.70% 2/16/2032	15,755	13,718
	Saudi Arabian Oil Co. 5.75% 7/17/2054[6]	6,770	6,343

173	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
	Shell Finance US, Inc. 2.75% 4/6/2030	USD377	$340
	South Bow USA Infrastructure Holdings, LLC 4.911% 9/1/2027[6]	809	807
	South Bow USA Infrastructure Holdings, LLC 6.176% 10/1/2054[6]	611	592
	Southwestern Energy Co. 5.70% 1/23/2025	495	495
	TotalEnergies Capital International SA 3.455% 2/19/2029	885	844
	TotalEnergies Capital SA 5.275% 9/10/2054	1,395	1,291
			232,112

Industrials 1.80%
	ADT Security Corp. 4.125% 8/1/2029[6]	510	469
	Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029[2,6,8,10]	8,700	8,635
	Aeropuerto Internacional de Tocumen, SA 4.00% 8/11/2041[6]	730	547
	Aeropuerto Internacional de Tocumen, SA 5.125% 8/11/2061[6]	565	410
	Air Lease Corp. 2.875% 1/15/2026	10,172	9,960
	Air Lease Corp. 2.20% 1/15/2027	4,341	4,122
	Air Lease Corp. 5.20% 7/15/2031	3,650	3,609
	BAE Systems PLC 5.00% 3/26/2027[6]	1,200	1,206
	BAE Systems PLC 5.125% 3/26/2029[6]	3,482	3,491
	BAE Systems PLC 5.25% 3/26/2031[6]	2,156	2,163
	BAE Systems PLC 5.30% 3/26/2034[6]	570	569
	Boeing Co. (The) 2.75% 2/1/2026	11,211	10,943
	Boeing Co. (The) 2.196% 2/4/2026	9,781	9,491
	Boeing Co. (The) 2.70% 2/1/2027	6,473	6,175
	Boeing Co. (The) 5.04% 5/1/2027	13,539	13,579
	Boeing Co. (The) 6.259% 5/1/2027	4,214	4,315
	Boeing Co. (The) 3.25% 2/1/2028	11,810	11,125
	Boeing Co. (The) 3.25% 3/1/2028	1,925	1,811
	Boeing Co. (The) 6.298% 5/1/2029	1,507	1,563
	Boeing Co. (The) 5.15% 5/1/2030	25,342	25,006
	Boeing Co. (The) 3.625% 2/1/2031	751	682
	Boeing Co. (The) 6.388% 5/1/2031	5,632	5,891
	Boeing Co. (The) 6.528% 5/1/2034	1,381	1,447
	Canadian National Railway Co. 5.85% 11/1/2033	465	489
	Canadian Pacific Railway Co. 1.75% 12/2/2026	1,066	1,010
	Canadian Pacific Railway Co. 3.10% 12/2/2051	2,286	1,487
	Carrier Global Corp. 2.722% 2/15/2030	292	261
	Carrier Global Corp. 2.70% 2/15/2031	292	254
	Carrier Global Corp. 5.90% 3/15/2034	1,114	1,154
	Carrier Global Corp. 3.577% 4/5/2050	47	34
	Carrier Global Corp. 6.20% 3/15/2054	409	433
	CK Hutchison International (23), Ltd. 4.75% 4/21/2028[6]	1,260	1,253
	CSX Corp. 4.10% 11/15/2032	1,886	1,766
	CSX Corp. 5.20% 11/15/2033	1,333	1,336
	CSX Corp. 4.50% 11/15/2052	4,470	3,777
	Dun & Bradstreet Corp. (The) 5.00% 12/15/2029[6]	978	932
	General Dynamics Corp. 3.75% 5/15/2028	479	465
	General Dynamics Corp. 3.625% 4/1/2030	387	366
	Honeywell International, Inc. 4.875% 9/1/2029	270	272
	Honeywell International, Inc. 4.95% 9/1/2031	270	270
	Honeywell International, Inc. 4.75% 2/1/2032	900	886
	Honeywell International, Inc. 5.00% 3/1/2035	400	392
	Honeywell International, Inc. 5.25% 3/1/2054	400	375
	Honeywell International, Inc. 5.35% 3/1/2064	400	376
	L3Harris Technologies, Inc. 5.40% 7/31/2033	1,126	1,125
	Lockheed Martin Corp. 4.80% 8/15/2034	886	860
	Lockheed Martin Corp. 5.20% 2/15/2064	600	557
	MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027[6]	2,690	2,619
	Norfolk Southern Corp. 5.05% 8/1/2030	1,734	1,754
	Norfolk Southern Corp. 5.35% 8/1/2054	1,458	1,389

American Funds Insurance Series	174

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
	Northrop Grumman Corp. 4.70% 3/15/2033	USD2,909	$2,821
	Northrop Grumman Corp. 4.95% 3/15/2053	1,124	1,005
	Republic Services, Inc. 2.375% 3/15/2033	1,635	1,325
	Republic Services, Inc. 5.00% 4/1/2034	15	15
	RTX Corp. 5.75% 11/8/2026	550	560
	RTX Corp. 3.125% 5/4/2027	4,551	4,394
	RTX Corp. 4.125% 11/16/2028	4,974	4,844
	RTX Corp. 5.75% 1/15/2029	410	423
	RTX Corp. 6.00% 3/15/2031	550	577
	RTX Corp. 2.375% 3/15/2032	451	375
	RTX Corp. 6.10% 3/15/2034	401	422
	RTX Corp. 2.82% 9/1/2051	665	403
	RTX Corp. 3.03% 3/15/2052	1,190	753
	RTX Corp. 6.40% 3/15/2054	1,006	1,095
	Summit Digitel Infrastructure Pvt, Ltd. 2.875% 8/12/2031[6]	2,550	2,154
	Triton Container International, Ltd. 3.15% 6/15/2031[6]	2,482	2,112
	Union Pacific Corp. 2.15% 2/5/2027	2,213	2,111
	Union Pacific Corp. 2.40% 2/5/2030	4,454	3,956
	Union Pacific Corp. 2.375% 5/20/2031	2,298	1,985
	Union Pacific Corp. 2.80% 2/14/2032	5,244	4,550
	Union Pacific Corp. 2.95% 3/10/2052	1,405	888
	United Rentals (North America), Inc. 5.50% 5/15/2027	2,500	2,492
	Veralto Corp. 5.50% 9/18/2026	350	354
	Veralto Corp. 5.35% 9/18/2028	2,450	2,482
	Veralto Corp. 5.45% 9/18/2033	1,680	1,687
	Waste Management, Inc. 1.50% 3/15/2031	419	341
	Waste Management, Inc. 4.15% 4/15/2032	688	650
	Waste Management, Inc. 4.875% 2/15/2034	2,830	2,778
			200,653

Communication services 1.40%
	AT&T, Inc. 1.70% 3/25/2026	17,807	17,176
	AT&T, Inc. 1.65% 2/1/2028	4,700	4,275
	AT&T, Inc. 4.30% 2/15/2030	15,940	15,443
	AT&T, Inc. 2.55% 12/1/2033	12,748	10,273
	AT&T, Inc. 5.40% 2/15/2034	629	632
	CCO Holdings, LLC 5.125% 5/1/2027[6]	4,800	4,721
	CCO Holdings, LLC 4.75% 2/1/2032[6]	1,265	1,112
	CCO Holdings, LLC 4.25% 1/15/2034[6]	3,875	3,148
	Charter Communications Operating, LLC 6.10% 6/1/2029	1,360	1,387
	Charter Communications Operating, LLC 2.80% 4/1/2031	6,057	5,110
	Charter Communications Operating, LLC 4.40% 4/1/2033	1,092	976
	Charter Communications Operating, LLC 5.75% 4/1/2048	5,000	4,280
	Charter Communications Operating, LLC 5.25% 4/1/2053	835	676
	Comcast Corp. 3.15% 2/15/2028	7,200	6,862
	Comcast Corp. 4.55% 1/15/2029	1,610	1,594
	Comcast Corp. 4.80% 5/15/2033	1,841	1,789
	Comcast Corp. 2.887% 11/1/2051	18	11
	Comcast Corp. 5.65% 6/1/2054	3,313	3,205
	Comcast Corp. 5.50% 5/15/2064	250	233
	Netflix, Inc. 5.375% 11/15/2029[6]	423	431
	Netflix, Inc. 4.90% 8/15/2034	645	632
	Netflix, Inc. 5.40% 8/15/2054	127	124
	News Corp. 5.125% 2/15/2032[6]	1,300	1,228
	SBA Tower Trust 1.631% 11/15/2026[6]	6,741	6,322
	Sirius XM Radio, LLC 4.00% 7/15/2028[6]	675	623
	T-Mobile USA, Inc. 3.50% 4/15/2025	3,275	3,261
	T-Mobile USA, Inc. 2.625% 4/15/2026	4,416	4,307
	T-Mobile USA, Inc. 3.75% 4/15/2027	5,000	4,886
	T-Mobile USA, Inc. 4.95% 3/15/2028	705	706

175	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
	T-Mobile USA, Inc. 4.80% 7/15/2028	USD175	$174
	T-Mobile USA, Inc. 4.85% 1/15/2029	2,725	2,710
	T-Mobile USA, Inc. 3.875% 4/15/2030	4,500	4,237
	T-Mobile USA, Inc. 2.875% 2/15/2031	14,691	12,928
	T-Mobile USA, Inc. 5.05% 7/15/2033	832	815
	T-Mobile USA, Inc. 5.75% 1/15/2034	730	749
	T-Mobile USA, Inc. 3.00% 2/15/2041	2,100	1,499
	T-Mobile USA, Inc. 6.00% 6/15/2054	920	933
	T-Mobile USA, Inc. 5.50% 1/15/2055	406	383
	Verizon Communications, Inc. 1.75% 1/20/2031	9,144	7,539
	Verizon Communications, Inc. 2.55% 3/21/2031	5,047	4,348
	Verizon Communications, Inc. 2.355% 3/15/2032	2,775	2,302
	Verizon Communications, Inc. 4.78% 2/15/2035[6]	1,552	1,478
	Verizon Communications, Inc. 3.55% 3/22/2051	625	442
	Verizon Communications, Inc. 3.875% 3/1/2052	4,006	2,960
	Vodafone Group PLC 4.25% 9/17/2050	3,050	2,369
	WarnerMedia Holdings, Inc. 3.638% 3/15/2025	3,056	3,046
	WarnerMedia Holdings, Inc. 3.755% 3/15/2027	1,126	1,085
	WarnerMedia Holdings, Inc. 4.279% 3/15/2032	112	99
	ZipRecruiter, Inc. 5.00% 1/15/2030[6]	490	442
			155,961

Consumer staples 1.07%
	Altria Group, Inc. 4.40% 2/14/2026	4,585	4,565
	Anheuser-Busch InBev Worldwide, Inc. 4.75% 1/23/2029	6,635	6,637
	Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049	4,715	4,644
	BAT Capital Corp. 3.557% 8/15/2027	9,271	8,973
	BAT Capital Corp. 2.259% 3/25/2028	2,353	2,162
	BAT Capital Corp. 6.343% 8/2/2030	2,210	2,325
	BAT Capital Corp. 4.742% 3/16/2032	2,675	2,576
	BAT Capital Corp. 6.421% 8/2/2033	4,665	4,933
	BAT Capital Corp. 7.079% 8/2/2043	1,323	1,434
	BAT Capital Corp. 5.65% 3/16/2052	120	110
	BAT International Finance PLC 3.95% 6/15/2025[6]	16,879	16,808
	BAT International Finance PLC 1.668% 3/25/2026	4,070	3,918
	BAT International Finance PLC 4.448% 3/16/2028	2,925	2,879
	Campbell’s Co. (The) 5.20% 3/21/2029	726	733
	Campbell’s Co. (The) 5.40% 3/21/2034	534	532
	Coca-Cola Co. 4.65% 8/14/2034	1,460	1,421
	Coca-Cola Co. 5.20% 1/14/2055	869	826
	Coca-Cola Co. 5.40% 5/13/2064	970	935
	Constellation Brands, Inc. 3.50% 5/9/2027	7,500	7,292
	Constellation Brands, Inc. 4.35% 5/9/2027	890	882
	Constellation Brands, Inc. 2.25% 8/1/2031	1,487	1,238
	Constellation Brands, Inc. 4.75% 5/9/2032	1,978	1,904
	Constellation Brands, Inc. 4.90% 5/1/2033	2,807	2,712
	H.J. Heinz Co. 4.875% 10/1/2049	2,725	2,333
	Indofood CBP Sukses Makmur Tbk PT 3.398% 6/9/2031	3,110	2,758
	Indofood CBP Sukses Makmur Tbk PT 4.745% 6/9/2051	685	562
	JBS USA Holding Lux SARL 2.50% 1/15/2027	3,000	2,851
	JBS USA Holding Lux SARL 3.00% 2/2/2029	523	477
	Philip Morris International, Inc. 4.875% 2/13/2026	2,508	2,516
	Philip Morris International, Inc. 5.25% 9/7/2028	2,800	2,843
	Philip Morris International, Inc. 5.125% 2/15/2030	982	987
	Philip Morris International, Inc. 5.50% 9/7/2030	4,565	4,676
	Philip Morris International, Inc. 4.75% 11/1/2031	830	812
	Philip Morris International, Inc. 5.375% 2/15/2033	1,644	1,648

American Funds Insurance Series	176

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
	Reynolds American, Inc. 4.45% 6/12/2025	USD14,570	$14,533
	Walmart, Inc. 4.10% 4/15/2033	1,206	1,149
	Walmart, Inc. 4.50% 4/15/2053	1,416	1,233
			119,817

Real estate 0.86%
	American Tower Corp. 3.65% 3/15/2027	1,375	1,343
	Boston Properties, LP 2.90% 3/15/2030	4,630	4,098
	Boston Properties, LP 3.25% 1/30/2031	463	407
	Boston Properties, LP 2.55% 4/1/2032	1,674	1,356
	Boston Properties, LP 2.45% 10/1/2033	1,335	1,030
	Boston Properties, LP 6.50% 1/15/2034	10,849	11,375
	Boston Properties, LP 5.75% 1/15/2035	11,874	11,649
	COPT Defense Properties, LP 2.00% 1/15/2029	1,139	1,003
	COPT Defense Properties, LP 2.75% 4/15/2031	1,547	1,324
	COPT Defense Properties, LP 2.90% 12/1/2033	564	453
	Corp. Inmobiliaria Vesta, SAB de CV 3.625% 5/13/2031[6]	395	341
	Crown Castle, Inc. 5.00% 1/11/2028	4,874	4,872
	Equinix Europe 2 Financing Corp., LLC 5.50% 6/15/2034	3,410	3,425
	Equinix, Inc. 2.90% 11/18/2026	2,762	2,668
	Equinix, Inc. 3.20% 11/18/2029	887	816
	Equinix, Inc. 3.90% 4/15/2032	1,155	1,064
	FibraSOMA 4.375% 7/22/2031[6]	1,475	1,239
	Howard Hughes Corp. (The) 5.375% 8/1/2028[6]	1,755	1,707
	Howard Hughes Corp. (The) 4.125% 2/1/2029[6]	2,755	2,548
	Howard Hughes Corp. (The) 4.375% 2/1/2031[6]	3,135	2,825
	Iron Mountain, Inc. 5.25% 3/15/2028[6]	3,020	2,956
	Iron Mountain, Inc. 5.25% 7/15/2030[6]	675	645
	Iron Mountain, Inc. 6.25% 1/15/2033[6]	4,395	4,380
	Kilroy Realty, LP 6.25% 1/15/2036	552	548
	Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031[6]	4,683	4,819
	Prologis, LP 4.875% 6/15/2028	1,040	1,043
	Prologis, LP 4.75% 6/15/2033	1,409	1,365
	Prologis, LP 5.125% 1/15/2034	6,175	6,088
	Prologis, LP 5.00% 3/15/2034	360	352
	Prologis, LP 5.25% 6/15/2053	117	109
	Public Storage Operating Co. 2.30% 5/1/2031	2,920	2,495
	Scentre Group Trust 1 3.50% 2/12/2025[6]	4,015	4,006
	Service Properties Trust 3.95% 1/15/2028	1,710	1,434
	Service Properties Trust 8.625% 11/15/2031[6]	3,040	3,177
	VICI Properties, LP 4.375% 5/15/2025	670	669
	VICI Properties, LP 4.75% 2/15/2028	6,844	6,791
			96,420

Information technology 0.40%
	Analog Devices, Inc. 2.10% 10/1/2031	270	226
	Analog Devices, Inc. 5.05% 4/1/2034	717	717
	Analog Devices, Inc. 2.80% 10/1/2041	521	369
	Broadcom Corp. 3.875% 1/15/2027	5,966	5,874
	Broadcom, Inc. 5.05% 7/12/2027	2,545	2,570
	Broadcom, Inc. 4.00% 4/15/2029[6]	609	586
	Broadcom, Inc. 5.05% 7/12/2029	2,177	2,186
	Broadcom, Inc. 5.15% 11/15/2031	5,186	5,221
	Broadcom, Inc. 4.15% 4/15/2032[6]	630	591
	Broadcom, Inc. 3.469% 4/15/2034[6]	11,652	10,104
	Broadcom, Inc. 4.80% 10/15/2034	1,063	1,026
	Broadcom, Inc. 3.137% 11/15/2035[6]	847	692
	Broadcom, Inc. 4.926% 5/15/2037[6]	2,879	2,740
	Cisco Systems, Inc. 4.95% 2/26/2031	991	995
	Cisco Systems, Inc. 5.05% 2/26/2034	843	840

177	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
	Cisco Systems, Inc. 5.30% 2/26/2054	USD784	$763
	Microchip Technology, Inc. 5.05% 3/15/2029	4,350	4,343
	Oracle Corp. 1.65% 3/25/2026	4,867	4,694
	ServiceNow, Inc. 1.40% 9/1/2030	726	604
			45,141

Materials 0.29%
	Air Products and Chemicals, Inc. 2.70% 5/15/2040	2,911	2,079
	BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	138	139
	Braskem Netherlands Finance BV 7.25% 2/13/2033[6]	700	648
	Celanese US Holdings, LLC 6.165% 7/15/2027	9,900	10,051
	Celanese US Holdings, LLC 6.60% 11/15/2028	3,575	3,664
	Celanese US Holdings, LLC 6.33% 7/15/2029	4,362	4,454
	Celanese US Holdings, LLC 6.80% 11/15/2030	4,530	4,691
	Celanese US Holdings, LLC 6.379% 7/15/2032	800	813
	Celanese US Holdings, LLC 6.95% 11/15/2033	1,031	1,071
	Dow Chemical Co. (The) 5.15% 2/15/2034	659	645
	Dow Chemical Co. (The) 5.55% 11/30/2048	142	133
	Dow Chemical Co. (The) 6.90% 5/15/2053	62	68
	Dow Chemical Co. (The) 5.60% 2/15/2054	504	477
	Methanex Corp. 5.125% 10/15/2027	510	499
	NOVA Chemicals Corp. 8.50% 11/15/2028[6]	205	217
	NOVA Chemicals Corp. 4.25% 5/15/2029[6]	425	385
	OCI NV 6.70% 3/16/2033[6]	950	958
	POSCO 5.75% 1/17/2028[6]	745	758
			31,750
	Total corporate bonds, notes & loans		3,237,566
U.S. Treasury bonds & notes 17.83%
U.S. Treasury 17.04%
	U.S. Treasury 3.875% 3/31/2025	81,282	81,203
	U.S. Treasury 4.625% 6/30/2025	67,785	67,956
	U.S. Treasury 3.00% 7/15/2025	97,643	97,025
	U.S. Treasury 5.00% 9/30/2025	1,090	1,096
	U.S. Treasury 5.00% 10/31/2025	27,980	28,150
	U.S. Treasury 2.25% 11/15/2025	6,785	6,670
	U.S. Treasury 4.00% 12/15/2025	42,800	42,730
	U.S. Treasury 4.25% 12/31/2025	4,994	4,996
	U.S. Treasury 3.625% 5/15/2026	1,926	1,911
	U.S. Treasury 4.625% 6/30/2026	198	199
	U.S. Treasury 4.375% 7/31/2026	271	272
	U.S. Treasury 0.75% 8/31/2026	8,871	8,380
	U.S. Treasury 4.625% 11/15/2026	3,589	3,614
	U.S. Treasury 4.25% 11/30/2026	47,452	47,452
	U.S. Treasury 4.00% 1/15/2027	3,741	3,724
	U.S. Treasury 1.875% 2/28/2027	4,000	3,807
	U.S. Treasury 2.625% 5/31/2027	43,530	41,922
	U.S. Treasury 2.25% 11/15/2027	105,830	100,107
	U.S. Treasury 6.125% 11/15/2027	24,000	25,212
	U.S. Treasury 4.00% 12/15/2027	84,688	84,050
	U.S. Treasury 1.125% 2/29/2028	9,895	8,980
	U.S. Treasury 4.00% 2/29/2028	4,750	4,709
	U.S. Treasury 3.625% 3/31/2028	13	13
	U.S. Treasury 1.00% 7/31/2028	5,630	5,014
	U.S. Treasury 1.125% 8/31/2028	13,555	12,094
	U.S. Treasury 5.25% 11/15/2028	5,700	5,882
	U.S. Treasury 2.375% 5/15/2029	4,070	3,752
	U.S. Treasury 4.00% 7/31/2029	334	329
	U.S. Treasury 3.875% 12/31/2029	44,049	43,052
	U.S. Treasury 4.375% 12/31/2029	245,774	245,707

American Funds Insurance Series	178

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
	U.S. Treasury 4.00% 2/28/2030	USD38,255	$37,569
	U.S. Treasury 3.75% 5/31/2030	13,300	12,878
	U.S. Treasury 4.125% 8/31/2030	11,215	11,046
	U.S. Treasury 4.875% 10/31/2030	92,133	94,219
	U.S. Treasury 1.625% 5/15/2031	1,630	1,376
	U.S. Treasury 4.125% 11/30/2031	985	964
	U.S. Treasury 4.50% 12/31/2031	43,334	43,499
	U.S. Treasury 4.125% 11/15/2032	114	111
	U.S. Treasury 4.375% 5/15/2034	100	99
	U.S. Treasury 3.875% 8/15/2034	6,145	5,815
	U.S. Treasury 4.25% 11/15/2034	49,913	48,646
	U.S. Treasury 4.25% 5/15/2039[4]	125,497	119,261
	U.S. Treasury 1.375% 11/15/2040	24,540	15,215
	U.S. Treasury 1.875% 2/15/2041	24,272	16,281
	U.S. Treasury 4.75% 2/15/2041	75,066	74,814
	U.S. Treasury 2.00% 11/15/2041	57	38
	U.S. Treasury 2.375% 2/15/2042	2,701	1,925
	U.S. Treasury 3.25% 5/15/2042	10,848	8,834
	U.S. Treasury 4.125% 8/15/2044	67,693	61,325
	U.S. Treasury 3.00% 2/15/2049[4]	124,633	90,828
	U.S. Treasury 2.875% 5/15/2049	19,228	13,653
	U.S. Treasury 2.875% 5/15/2052	990	694
	U.S. Treasury 4.00% 11/15/2052	7,328	6,393
	U.S. Treasury 4.125% 8/15/2053	213	190
	U.S. Treasury 4.25% 8/15/2054[4]	280,680	256,844
			1,902,525

U.S. Treasury inflation-protected securities 0.79%
	U.S. Treasury Inflation-Protected Security 0.25% 1/15/2025[11]	3,003	2,999
	U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[11]	5,407	5,377
	U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026[11]	5,949	5,784
	U.S. Treasury Inflation-Protected Security 0.375% 7/15/2027[11]	50,945	49,172
	U.S. Treasury Inflation-Protected Security 0.50% 1/15/2028[4,11]	4,159	3,978
	U.S. Treasury Inflation-Protected Security 1.875% 7/15/2034[11]	11,291	10,948
	U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[11]	— [3]	— [3]
	U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053[11]	5,973	4,789
	U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054[11]	5,789	5,364
			88,411
	Total U.S. Treasury bonds & notes		1,990,936
Asset-backed obligations 6.07%
	ACHV ABS Trust, Series 2023-4CP, Class B, 7.24% 11/25/2030[1,6]	95	96
	Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026[1,6]	29	29
	Affirm Asset Securitization Trust, Series 2024-B, Class A, 4.62% 9/15/2029[1,6]	9,848	9,799
	Affirm, Inc., Series 2023-X1, Class A, 7.11% 11/15/2028[1,6]	325	326
	Affirm, Inc., Series 2024, Class 1A, 5.61% 2/15/2029[1,6]	11,785	11,875
	Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029[1,6]	3,485	3,512
	Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029[1,6]	1,291	1,296
	Affirm, Inc., Series 2024-X2, Class A, 5.22% 12/17/2029[1,6]	6,035	6,045
	Ally Auto Receivables Trust, Series 2023-1, Class A3, 5.46% 5/15/2028[1]	505	510
	American Credit Acceptance Receivables Trust, Series 2023-4, Class B, 6.63% 2/14/2028[1,6]	4,033	4,066
	American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 10/17/2052[1,6]	2,654	2,630
	American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 10/17/2052[1,6]	396	394
	AmeriCredit Automobile Receivables Trust, Series 2023-1, Class A2A, 5.84% 10/19/2026[1]	187	187
	AmeriCredit Automobile Receivables Trust, Series 2021-2, Class B, 0.69% 1/19/2027[1]	103	103
	AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01% 1/19/2027[1]	1,109	1,087
	AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 6/18/2027[1]	2,613	2,522

179	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029[1,6]	USD13,550	$13,458
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class A, 2.33% 8/20/2026[1,6]	7,689	7,613
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[1,6]	2,427	2,370
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[1,6]	623	612
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class C, 4.25% 2/20/2027[1,6]	1,279	1,263
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027[1,6]	3,445	3,287
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class B, 1.63% 8/20/2027[1,6]	531	506
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class C, 2.13% 8/20/2027[1,6]	193	184
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028[1,6]	6,724	6,860
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[1,6]	5,059	5,213
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030[1,6]	4,665	4,739
AXIS Equipment Finance Receivables, LLC, Series 2024-2, Class A2, 5.19% 7/21/2031[1,6]	6,298	6,355
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 10/17/2034[1,6]	12	12
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 10/17/2034[1,6]	269	261
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046[1,6]	3,234	2,956
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046[1,6]	372	338
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029[1,6]	1,509	1,513
BMW Vehicle Owner Trust, Series 2023-A, Class A3, 5.47% 2/25/2028[1]	213	215
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class A3, 6.51% 11/15/2027[1]	773	778
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class A3, 5.53% 1/18/2028[1]	5,539	5,560
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class B, 6.80% 8/15/2029[1]	1,400	1,425
Business Jet Securities, LLC, Series 2024-2A, Class A, 5.364% 9/15/2039[1,6]	7,056	6,982
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032[1,6]	14,792	14,898
CarMax Auto Owner Trust, Series 2023-2, Class A2A, 5.50% 6/15/2026[1]	81	81
CarMax Auto Owner Trust, Series 2021-1, Class C, 0.94% 12/15/2026[1]	210	208
CarMax Auto Owner Trust, Series 2021-1, Class D, 1.28% 7/15/2027[1]	206	204
Carvana Auto Receivables Trust, Series 2023-N3, Class A, 6.41% 9/10/2027[1,6]	90	90
Carvana Auto Receivables Trust, Series 2023-P3, Class A3, 5.82% 8/10/2028[1,6]	469	475
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028[1]	84	81
Carvana Auto Receivables Trust, Series 2023-P3, Class A4, 5.71% 7/10/2029[1,6]	172	176
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[1,6]	14,188	12,645
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 5/11/2037[1,6]	5,529	4,876
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 6.171% 5/11/2037[1,6]	613	534
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[1,6]	306	290
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[1,6]	18,497	18,077
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[1,6]	1,912	1,719
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060[1,6]	3,362	3,261
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060[1,6]	364	316
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[1,6]	5,994	5,686
CF Hippolyta, LLC, Series 2021-1, Class B1, 1.98% 3/15/2061[1,6]	1,898	1,771
CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062[1,6]	14,984	14,992
CF Hippolyta, LLC, Series 2022-1A, Class A2, 6.11% 8/15/2062[1,6]	6,572	6,547
Chesapeake Funding II, LLC, Series 2023-2, Class A1, 6.16% 10/15/2035[1,6]	840	852

American Funds Insurance Series	180

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Citizens Auto Receivables Trust, Series 2023-2, Class A3, 5.83% 2/15/2028[1,6]	USD1,635	$1,658
Citizens Auto Receivables Trust, Series 2023-2, Class A4, 5.74% 10/15/2030[1,6]	799	816
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032[1,6]	8,047	8,022
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[1,6]	1,690	1,550
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045[1,6]	3,479	3,201
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2/18/2046[1,6]	317	286
CPS Auto Receivables Trust, Series 2023-C, Class A, 6.13% 9/15/2026[1,6]	80	80
CPS Auto Receivables Trust, Series 2021-A, Class D, 1.16% 12/15/2026[1,6]	83	83
CPS Auto Receivables Trust, Series 2023-D, Class A, 6.40% 6/15/2027[1,6]	559	561
CPS Auto Receivables Trust, Series 2023-B, Class A, 5.91% 8/16/2027[1,6]	261	262
CPS Auto Receivables Trust, Series 2024-A, Class B, 5.65% 5/15/2028[1,6]	1,237	1,247
CPS Auto Receivables Trust, Series 2024-D, Class A, 4.91% 6/15/2028[1,6]	1,734	1,737
CPS Auto Receivables Trust, Series 2022-B, Class C, 4.33% 8/15/2028[1,6]	2,437	2,433
Drive Auto Receivables Trust, Series 2024-2, Class A2, 4.94% 12/15/2027[1]	2,390	2,393
Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45% 1/16/2029[1]	2,192	2,173
DriveTime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 11/16/2026[1,6]	261	258
DriveTime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2/16/2027[1,6]	535	529
DriveTime Auto Owner Trust, Series 2023-2, Class A, 5.88% 4/15/2027[1,6]	49	49
DriveTime Auto Owner Trust, Series 2023-3, Class C, 6.40% 5/15/2029[1,6]	819	833
DriveTime Auto Owner Trust, Series 2023-3, Class D, 7.12% 5/15/2029[1,6]	846	873
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[1,6]	299	273
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027[1,6]	3,367	3,393
Enterprise Fleet Financing, LLC, Series 2024-4, Class A2, 4.69% 7/20/2027[1,6]	9,326	9,341
Enterprise Fleet Financing, LLC, Series 2022-3, Class A3, 4.29% 7/20/2029[1,6]	897	892
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029[1,6]	537	536
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030[1,6]	12,938	13,035
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032[1,6]	8,753	8,776
Exeter Automobile Receivables Trust, Series 2023-5A, Class A3, 6.32% 3/15/2027[1]	1,195	1,198
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 4/15/2027[1]	1,882	1,837
Exeter Automobile Receivables Trust, Series 2023-3A, Class B, 6.11% 9/15/2027[1]	184	184
Exeter Automobile Receivables Trust, Series 2023-5A, Class B, 6.58% 4/17/2028[1]	5,028	5,095
Exeter Automobile Receivables Trust, Series 2023-3A, Class C, 6.21% 6/15/2028[1]	418	423
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028[1]	271	270
Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.68% 4/16/2029[1]	758	778
Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.69% 6/15/2029[1]	462	471
Exeter Automobile Receivables Trust, Series 2023-3A, Class E, 9.98% 1/15/2031[1,6]	1,014	1,100
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[1,6]	16,638	16,222
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.135% 12/17/2038[1,6]	1,370	1,304
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/17/2039[1,6]	1,726	1,692
Flagship Credit Auto Trust, Series 2023-3, Class A3, 5.44% 4/17/2028[1,6]	561	565
Flagship Credit Auto Trust, Series 2023-3, Class B, 5.64% 7/16/2029[1,6]	312	315
Flagship Credit Auto Trust, Series 2023-3, Class C, 6.01% 7/16/2029[1,6]	454	461
Flagship Credit Auto Trust, Series 2023-3, Class D, 6.58% 8/15/2029[1,6]	307	303
Ford Credit Auto Owner Trust, Series 2023-A, Class A2A, 5.14% 3/15/2026[1]	71	71
Ford Credit Auto Owner Trust, Series 2023-B, Class A3, 5.23% 5/15/2028[1]	765	772
Ford Credit Auto Owner Trust, Series 2023-B, Class A4, 5.06% 2/15/2029[1]	597	603
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 7/15/2031[1,6]	30,070	30,053
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 8/15/2031[1,6]	1,619	1,614
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035[1,6]	4,218	4,239
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1, 4.92% 5/15/2028[1,6]	5,833	5,865
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[1,6]	1,506	1,391
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[1,6]	1,146	1,032
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 6/18/2046[1,6]	127	114
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[1,6]	2,030	1,917
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041[1,6]	7,304	6,670
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041[1,6]	2,043	1,879
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041[1,6]	1,721	1,567
GLS Auto Receivables Trust, Series 2023-2, Class A2, 5.70% 1/15/2027[1,6]	81	81
GLS Auto Receivables Trust, Series 2023-4, Class A3, 6.42% 6/15/2027[1,6]	4,751	4,786
GLS Auto Receivables Trust, Series 2024-3A, Class A2, 5.35% 8/16/2027[1,6]	2,385	2,393

181	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
GLS Auto Receivables Trust, Series 2023-3, Class B, 5.89% 1/18/2028[1,6]	USD1,175	$1,184
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029[1,6]	561	570
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029[1,6]	507	517
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029[1,6]	2,831	2,820
GLS Auto Select Receivables Trust, Series 2024-2, Class A2, 5.58% 6/17/2030[1,6]	2,016	2,039
GM Financial Automobile Leasing Trust, Series 2023-3, Class A3, 5.38% 11/20/2026[1]	807	811
GM Financial Automobile Leasing Trust, Series 2023-3, Class A4, 5.44% 8/20/2027[1]	101	102
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class A3, 5.45% 6/16/2028[1]	483	488
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class A4, 5.34% 12/18/2028[1]	320	325
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035[1,6]	4,815	4,876
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035[1,6]	2,703	2,790
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036[1,6]	3,984	4,134
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A1, 5.34% 6/15/2028[1,6]	1,600	1,619
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A, 5.34% 6/17/2030[1,6]	948	967
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 9.44% 6/25/2025[1,6,8]	8,590	8,590
Hertz Vehicle Financing III, LLC, Series 2023-1, Class 1D, 9.13% 6/25/2027[1,6]	330	333
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028[1,6]	1,174	1,082
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[1,6]	17,770	16,693
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[1,6]	1,264	1,191
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[1,6]	859	809
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029[1,6]	3,007	3,029
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027[1]	325	326
Honda Auto Receivables Owner Trust, Series 2023-1, Class A4, 4.97% 6/21/2029[1]	188	190
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049[1,6]	9,361	9,094
Hyundai Auto Receivables Trust, Series 2023-B, Class A3, 5.48% 4/17/2028[1]	160	162
Hyundai Auto Receivables Trust, Series 2023-B, Class A4, 5.31% 8/15/2029[1]	160	162
LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[1,6]	117	117
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94% 11/16/2026[1,6]	26	26
LAD Auto Receivables Trust, Series 2022-1, Class A, 5.21% 6/15/2027[1,6]	247	248
LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/2027[1,6]	706	708
LAD Auto Receivables Trust, Series 2023-2, Class A2, 5.93% 6/15/2027[1,6]	496	497
LAD Auto Receivables Trust, Series 2022-1, Class B, 5.87% 9/15/2027[1,6]	438	442
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027[1,6]	1,622	1,635
LAD Auto Receivables Trust, Series 2023-2, Class A3, 5.42% 2/15/2028[1,6]	861	866
LAD Auto Receivables Trust, Series 2023-2, Class B, 5.45% 4/15/2028[1,6]	615	619
LAD Auto Receivables Trust, Series 2023-3, Class B, 6.09% 6/15/2028[1,6]	848	862
LAD Auto Receivables Trust, Series 2023-2, Class C, 5.58% 9/15/2028[1,6]	1,361	1,370
LAD Auto Receivables Trust, Series 2023-4, Class B, 6.39% 10/16/2028[1,6]	3,223	3,288
LAD Auto Receivables Trust, Series 2023-3, Class C, 6.43% 12/15/2028[1,6]	714	731
LAD Auto Receivables Trust, Series 2022-1, Class C, 6.85% 4/15/2030[1,6]	623	637
LAD Auto Receivables Trust, Series 2023-3, Class D, 6.92% 12/16/2030[1,6]	483	500
LAD Auto Receivables Trust, Series 2023-2, Class D, 6.30% 2/15/2031[1,6]	123	125
Mercedes-Benz Auto Receivables Trust, Series 2023-2, Class A3, 5.95% 11/15/2028[1]	1,050	1,070
Merchants Fleet Funding, LLC, Series 2023-1, Class A, 7.21% 5/20/2036[1,6]	972	983
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037[1,6]	7,752	7,831
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[1,6]	3,155	3,174
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069[1,6]	1,800	1,606
Navient Student Loan Trust, Series 2021-EA, Class A, 0.97% 12/16/2069[1,6]	1,043	919
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070[1,6]	657	581
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[1,6]	3,710	3,415
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32% 4/20/2062[1,6]	190	175
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[1,6]	3,267	3,024
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[1,6]	7,475	6,927
Nelnet Student Loan Trust, Series 2021-CA, Class AFL, (1-month USD CME Term SOFR + 0.854%) 5.225% 4/20/2062[1,2,6]	2,444	2,434

American Funds Insurance Series	182

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,6]	USD50,765	$46,854
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 5.857% 7/25/2030[1,2,6]	177	177
Nissan Auto Receivables Owner Trust, Series 2023-B, Class A3, 5.93% 3/15/2028[1]	598	608
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031[1,6]	6,905	6,923
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031[1,6]	2,314	2,269
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class B, 5.42% 10/17/2031[1,6]	482	475
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027[1,6]	3,173	3,167
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027[1,6]	4,464	4,507
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027[1,6]	1,721	1,718
PFS Financing Corp., Series 2023-D, Class A, (30-day Average USD-SOFR + 1.15%) 5.748% 8/16/2027[1,2,6]	1,393	1,399
PFS Financing Corp., Series 2023-A, Class A, 5.80% 3/15/2028[1,6]	1,710	1,735
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[1,6]	4,558	4,598
PFS Financing Corp., Series 2023-C, Class A, 5.52% 10/16/2028[1,6]	909	923
PK ALIFT Loan Funding 4, LP, Series 2024-2, Class A, 5.052% 10/15/2039[1,6]	6,152	6,043
Post Road Equipment Finance, Series 2024-1, Class A2, 5.59% 11/15/2029[1,6]	2,261	2,276
Prestige Auto Receivables Trust, Series 2023-2, Class B, 6.64% 12/15/2027[1,6]	5,088	5,171
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD CME Term SOFR + 1.364%) 5.702% 7/25/2051[1,2,6]	213	213
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 3/15/2027[1]	363	363
Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35% 7/15/2027[1]	720	713
Santander Drive Auto Receivables Trust, Series 2024-4, Class A2, 5.41% 7/15/2027[1]	5,177	5,193
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33% 9/15/2027[1]	1,224	1,208
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028[1]	703	706
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/16/2028[1]	856	856
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028[1]	700	710
SBNA Auto Lease Trust, Series 2024-C, Class A2, 4.94% 11/20/2026[1,6]	2,413	2,416
SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.39% 11/20/2026[1,6]	6,276	6,312
SCF Equipment Leasing, LLC, Series 2024-1A, Class A2, 5.88% 11/20/2029[1,6]	3,047	3,073
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A2A, 5.89% 3/22/2027[1,6]	444	445
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028[1,6]	624	630
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A4, 5.47% 12/20/2029[1,6]	361	367
SLAM, Ltd., Series 2021-1, Class A, 2.434% 6/15/2046[1,6]	2,276	2,071
SLAM, Ltd., Series 2021-1, Class B, 3.422% 6/15/2046[1,6]	420	380
SMB Private Education Loan Trust, Series 2023-C, Class A1A, 5.67% 11/15/2052[1,6]	726	736
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 6.148% 11/15/2052[1,2,6]	801	811
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[1,6]	2,037	1,863
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[1,6]	2,119	2,028
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041[1,6]	233	224
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[1,6]	605	580
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033[1,6]	687	658
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[1,6]	1,227	1,176
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[1,6]	2,154	2,004
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045[1,6]	881	840
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045[1,6]	1,669	1,546
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046[1,6]	5,029	4,555
Textainer Marine Containers, Ltd., Series 2021-1, Class B, 2.52% 2/20/2046[1,6]	281	254
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[1,6]	4,240	3,876
TIF Funding II, LLC, Series 2020-1A, Class A, 2.09% 8/20/2045[1,6]	3,506	3,245
TIF Funding II, LLC, Series 2021-1A, Class B, 2.54% 2/20/2046[1,6]	105	93
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[1,6]	8,228	7,491
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046[1,6]	2,852	2,542
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046[1,6]	277	247
Verizon Master Trust, Series 2023-2, Class A, 4.89% 4/13/2028[1]	1,215	1,216
Verizon Master Trust, Series 2024-1, Class A1A, 5.00% 12/20/2028[1]	7,985	8,029

183	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Asset-backed obligations (continued)
	Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031[1,6]	USD5,380	$5,400
	Westlake Automobile Receivables Trust, Series 2021-2, Class D, 1.23% 12/15/2026[1,6]	1,054	1,044
	Westlake Automobile Receivables Trust, Series 2023-2, Class A3, 5.80% 2/16/2027[1,6]	1,579	1,583
	Westlake Automobile Receivables Trust, Series 2023-3, Class A3, 5.82% 5/17/2027[1,6]	3,420	3,444
	Westlake Automobile Receivables Trust, Series 2023-4, Class A3, 6.24% 7/15/2027[1,6]	3,052	3,089
	Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/2028[1,6]	1,175	1,187
	Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028[1,6]	2,219	2,254
	Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029[1,6]	1,236	1,269
	Wheels Fleet Lease Funding, LLC, Series 24-2A, Class A1, 4.87% 6/21/2039[1,6]	12,506	12,529
	Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039[1,6]	9,695	9,691
	World Omni Auto Receivables Trust, Series 2023-C, Class A3, 5.15% 11/15/2028[1]	290	292
	World Omni Auto Receivables Trust, Series 2023-C, Class A4, 5.03% 11/15/2029[1]	232	234
			677,553
Municipals 1.49%
California 0.02%
	G.O. Bonds, Series 2009, 7.50% 4/1/2034	2,100	2,398

Illinois 1.33%
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 11/1/2029	65	64
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 12/1/2039	31,050	28,784
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 12/1/2040	8,945	8,415
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Qualified School Construction Bonds), Series 2009-G, 1.75% 12/15/2025	2,500	2,419
	G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	110,885	109,392
			149,074

Massachusetts 0.07%
	Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	7,500	7,593

Texas 0.03%
	Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	4,075	2,832

Wisconsin 0.04%
	Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	4,525	4,298
	Total municipals		166,195
Bonds & notes of governments & government agencies outside the U.S. 0.72%
	Chile (Republic of) 4.00% 1/31/2052	580	434
	Colombia (Republic of) 7.50% 2/2/2034	2,530	2,496
	Dominican Republic 5.95% 1/25/2027[6]	8,100	8,067
	Dominican Republic 7.05% 2/3/2031[6]	680	698
	Greece (Hellenic Republic of) 1.50% 6/18/2030	EUR10,830	10,529
	Greece (Hellenic Republic of) 0.75% 6/18/2031	9,600	8,725
	Greece (Hellenic Republic of) 4.25% 6/15/2033	23,825	26,696
	Indonesia (Republic of), Series 96, 7.00% 2/15/2033	IDR43,391,000	2,692
	Indonesia (Republic of), Series FR100, 6.625% 2/15/2034	11,783,000	714
	Indonesia (Republic of), Series 68, 8.375% 3/15/2034	53,026,000	3,583
	Paraguay (Republic of) 5.00% 4/15/2026	USD960	955

American Funds Insurance Series	184

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Poland (Republic of) 5.75% 11/16/2032	USD555	$567
Poland (Republic of) 4.875% 10/4/2033	830	798
United Mexican States 6.00% 5/7/2036	14,755	13,922
		80,876
Federal agency bonds & notes 0.10%
Fannie Mae 2.125% 4/24/2026[4]	11,910	11,617
Total bonds, notes & other debt instruments (cost: $10,898,723,000)		10,586,423
Common stocks 0.00%	Shares
Energy 0.00%
FORESEA Holding SA, Class C, nonvoting shares[6]	555	14
FORESEA Holding SA, Class B6	61	2
		16

Financials 0.00%
SVB Financial Group, Class C, Trust Units[8,12]	61,200	— [3]
Total common stocks (cost: $9,000)		16
Short-term securities 6.54%
Money market investments 6.54%
Capital Group Central Cash Fund 4.50%[13,14]	7,299,754	730,121
Total short-term securities (cost: $729,827,000)		730,121
Total investment securities 101.34% (cost: $11,628,559,000)		11,316,560
Other assets less liabilities (1.34)%		(149,662)
Net assets 100.00%		$11,166,898
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2024 (000)
30 Day Federal Funds Futures	Long	29	3/3/2025	USD11,564	$4
30 Day Federal Funds Futures	Long	47	5/1/2025	18,765	(11)
3 Month SOFR Futures	Long	108	3/19/2025	25,828	5
3 Month SOFR Futures	Short	339	6/18/2025	(81,212)	603
3 Month SOFR Futures	Long	1,250	9/17/2025	299,860	1,738
3 Month SOFR Futures	Long	293	3/18/2026	70,360	43
3 Month SOFR Futures	Long	202	6/17/2026	48,513	(501)
3 Month SOFR Futures	Short	190	6/16/2027	(45,612)	— [3]
2 Year U.S. Treasury Note Futures	Long	14,149	4/3/2025	2,909,167	(2,029)
5 Year U.S. Treasury Note Futures	Long	11,908	4/3/2025	1,265,876	(8,242)
10 Year Euro-Bund Futures	Short	16	3/10/2025	(2,211)	59
10 Year Ultra U.S. Treasury Note Futures	Long	3,468	3/31/2025	386,032	(5,688)
10 Year U.S. Treasury Note Futures	Long	3,471	3/31/2025	377,471	(5,135)
20 Year U.S. Treasury Note Futures	Short	3,226	3/31/2025	(367,260)	10,144
30 Year Ultra U.S. Treasury Bond Futures	Long	3,455	3/31/2025	410,821	(21,240)
					$(30,250)

185	American Funds Insurance Series

The Bond Fund of America® (continued)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	46,652	EUR	44,257	Citibank	1/8/2025	$793
USD	7,010	IDR	111,703,701	Citibank	1/10/2025	102
JPY	3,901,364	EUR	24,989	UBS AG	1/10/2025	(1,070)
EUR	1,418	USD	1,500	Morgan Stanley	1/15/2025	(31)
USD	36,046	EUR	34,264	Morgan Stanley	1/23/2025	521
USD	79,564	JPY	12,198,798	UBS AG	1/24/2025	1,807
JPY	7,995,154	CHF	46,390	BNP Paribas	1/27/2025	(295)
						$1,827
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
4.9035%	Annual	SOFR	Annual	9/14/2025	USD42,065	$184	$—	$184
4.4555%	Annual	SOFR	Annual	12/6/2025	USD95,750	226	—	226
3.998%	Annual	SOFR	Annual	12/4/2028	USD40,040	(74)	—	(74)
SOFR	Annual	4.017%	Annual	6/24/2029	USD14,500	19	—	19
SOFR	Annual	3.9565%	Annual	7/12/2029	USD14,500	55	—	55
SOFR	Annual	3.8185%	Annual	7/26/2029	USD15,007	143	—	143
SOFR	Annual	3.3825%	Annual	8/29/2029	USD10,159	285	—	285
SOFR	Annual	3.3125%	Annual	10/7/2029	USD11,993	380	—	380
SOFR	Annual	3.455%	Annual	10/7/2029	USD12,103	309	—	309
SOFR	Annual	3.551%	Annual	10/7/2029	USD12,103	259	—	259
SOFR	Annual	3.4445%	Annual	10/7/2029	USD6,052	154	—	154
SOFR	Annual	3.4805%	Annual	10/7/2029	USD6,052	148	—	148
SOFR	Annual	3.543%	Annual	10/7/2029	USD6,052	131	—	131
SOFR	Annual	3.552%	Annual	10/7/2029	USD4,000	85	—	85
SOFR	Annual	3.70%	Annual	10/29/2029	USD3,855	58	—	58
SOFR	Annual	3.965%	Annual	11/14/2029	USD30,465	108	—	108
SOFR	Annual	3.9195%	Annual	11/15/2029	USD8,240	46	—	46
8.805%	28-day	Overnight MXN-F-TIIE	28-day	11/16/2029	MXN1,241,250	(893)	—	(893)
SOFR	Annual	3.763%	Annual	12/12/2029	USD11,790	148	—	148
SOFR	Annual	3.8275%	Annual	9/1/2033	USD9,600	164	—	164
SOFR	Annual	3.997%	Annual	9/14/2033	USD9,615	46	—	46
SOFR	Annual	3.6025%	Annual	1/8/2034	USD16,295	566	—	566
SOFR	Annual	3.5685%	Annual	1/9/2034	USD19,970	745	—	745
SOFR	Annual	3.871%	Annual	3/4/2034	USD28,120	425	—	425
SOFR	Annual	3.3865%	Annual	8/29/2034	USD2,786	154	—	154
SOFR	Annual	3.393%	Annual	8/29/2034	USD2,566	140	—	140
SOFR	Annual	3.4105%	Annual	8/29/2034	USD1,823	97	—	97
SOFR	Annual	3.379%	Annual	8/29/2034	USD1,135	63	—	63
8.895%	28-day	Overnight MXN-F-TIIE	28-day	11/10/2034	MXN72,728	(111)	—	(111)
8.90%	28-day	Overnight MXN-F-TIIE	28-day	11/10/2034	MXN100,913	(153)	—	(153)
SOFR	Annual	3.883%	Annual	7/28/2045	USD33,965	991	—	991
SOFR	Annual	3.486%	Annual	1/17/2054	USD1,835	145	—	145
						$5,043	$—	$5,043

American Funds Insurance Series	186

The Bond Fund of America® (continued)
Swap contracts (continued)

Interest rate swaps (continued)
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
12.32%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL25,300	$(487)	$—	$(487)
12.99%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	BRL36,820	(567)	—	(567)
13.04%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL41,300	(624)	—	(624)
12.99%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL41,300	(636)	—	(636)
12.365%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL38,509	(731)	—	(731)
14.24%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL88,380	(734)	—	(734)
12.36%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL38,753	(737)	—	(737)
12.3075%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL38,500	(744)	—	(744)
13.18%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL56,000	(802)	—	(802)
13.05%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL77,000	(1,160)	—	(1,160)
12.36%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	BRL77,020	(1,465)	—	(1,465)
12.35%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL76,900	(1,467)	—	(1,467)
12.303%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	BRL75,919	(1,469)	—	(1,469)
							$(11,623)	$—	$(11,623)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
CDX.NA.HY.43	5.00%	Quarterly	12/20/2029	USD102,935	$(7,944)	$(7,958)	$14
CDX.NA.IG.43	1.00%	Quarterly	12/20/2029	77	(2)	(2)	— [3]
					$(7,946)	$(7,960)	$14
Investments in affiliates

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Short-term securities 6.54%
Money market investments 6.54%
Capital Group Central Cash Fund 4.50%[13]	$2,168,331	$2,724,823	$4,163,541	$248	$260	$730,121	$82,065

187	American Funds Insurance Series

The Bond Fund of America® (continued)
[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[3]	Amount less than one thousand.
[4]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $100,808,000, which represented .90% of the net assets of the fund.
[5]	Purchased on a TBA basis.
[6]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,752,427,000, which represented 15.69% of the net assets of the fund.

[7]	Step bond; coupon rate may change at a later date.
[8]	Value determined using significant unobservable inputs.
[9]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[10]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $8,635,000, which represented .08% of the net assets of the fund.

[11]	Index-linked bond whose principal amount moves with a government price index.
[12]	Security did not produce income during the last 12 months.
[13]	Rate represents the seven-day yield at 12/31/2024.
[14]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
Assn. = Association
Auth. = Authority
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CHF = Swiss francs
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
DAC = Designated Activity Company
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
Fin. = Finance
Fncg. = Financing
F-TIIE = Funding Equilibrium Interbank Interest Rate
G.O. = General Obligation
ICE = Intercontinental Exchange, Inc.
IDR = Indonesian rupiah
JPY = Japanese yen
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
Ref. = Refunding
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
TIIE = Interbank Equilibrium Interest Rate
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

American Funds Insurance Series	188

Capital World Bond Fund®
Investment portfolio December 31, 2024

Bonds, notes & other debt instruments 95.93%		Principal amount (000)	Value (000)
Euros 18.80%
	AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028)[1]	EUR2,800	$2,642
	Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028)[1]	500	578
	Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029)[1]	100	110
	Alpha Bank SA 5.50% 6/11/2031 (5-year EUR Mid-Swap + 5.823% on 6/11/2026)[1]	680	719
	Altria Group, Inc. 3.125% 6/15/2031	800	811
	American Tower Corp. 0.45% 1/15/2027	2,525	2,494
	American Tower Corp. 0.875% 5/21/2029	1,470	1,388
	Anheuser-Busch InBev SA/NV 1.125% 7/1/2027	2,000	2,000
	AT&T, Inc. 1.60% 5/19/2028	2,350	2,335
	Banco de Sabadell, SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028)[1]	900	988
	Banco de Sabadell, SA 5.50% 9/8/2029 (1-year EUR-ICE Swap EURIBOR + 2.40% on 9/8/2028)[1]	700	779
	Bank Gospodarstwa Krajowego 4.25% 9/13/2044	290	297
	Bank of America Corp. 3.648% 3/31/2029 (3-month EUR-EURIBOR + 3.67% on 3/31/2028)[1,2]	5,000	5,298
	Banque Federative du Credit Mutuel 3.875% 6/16/2032 (5-year EUR Mid-Swap + 2.20% on 6/16/2027)[1]	2,800	2,907
	Belgium (Kingdom of), Series 97, 3.00% 6/22/2033	1,530	1,601
	Belgium (Kingdom of), Series 100, 2.85% 10/22/2034	880	902
	Belgium (Kingdom of), Series 98, 3.30% 6/22/2054	880	871
	BPCE SA 1.00% 4/1/2025	2,900	2,989
	BPCE SA 4.50% 1/13/2033	1,400	1,524
	British American Tobacco PLC 3.00% subordinated perpetual bonds (5-year EUR Mid-Swap + 3.372% on 12/27/2026)[1]	4,980	5,068
	Bulgaria (Republic of) 3.625% 9/5/2032	646	685
	CaixaBank, SA 2.25% 4/17/2030 (5-year EUR Annual (vs. 6-month EUR-EURIBOR) + 1.68% on 4/17/2025)[1]	3,800	3,920
	Celanese US Holdings, LLC 4.777% 7/19/2026	235	247
	Coca-Cola Co. 3.375% 8/15/2037	155	161
	Coca-Cola Co. 3.75% 8/15/2053	130	136
	Commerzbank AG 4.625% 1/17/2031 (3-month EUR-EURIBOR + 2.10% on 1/17/2030)[1]	1,900	2,069
	Cote d’Ivoire (Republic of) 6.875% 10/17/2040	1,650	1,484
	Deutsche Bank AG 1.75% 11/19/2030 (3-month EUR-EURIBOR + 2.05% on 11/19/2029)[1]	4,000	3,821
	Deutsche Telekom International Finance BV 7.50% 1/24/2033	200	271
	Dow Chemical Co. (The) 0.50% 3/15/2027	1,110	1,093
	Egypt (Arab Republic of) 5.625% 4/16/2030	300	272
	Electricité de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028)[1]	1,400	1,375
	Electricité de France SA 7.50% perpetual bonds (5-year EUR Mid-Swap + 4.86% on 12/6/2028)[1]	1,200	1,374
	Equinor ASA 1.375% 5/22/2032	3,650	3,374
	Eurobank Ergasias Services and Holdings SA 10.00% 12/6/2032 (5-year EUR Mid-Swap + 7.588% on 12/6/2027)[1]	2,870	3,461
	Eurobank Ergasias Services and Holdings SA 6.25% 4/25/2034 (5-year EUR Mid-Swap + 3.707% on 4/25/2029)[1]	950	1,070
	Eurobank SA 5.875% 11/28/2029 (1-year EUR Mid-Swap + 2.83% on 11/28/2028)[1]	240	270
	Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030)[1]	2,030	2,237
	European Investment Bank 0.25% 1/20/2032	4,900	4,331
	European Investment Bank 1.50% 6/15/2032	1,000	961
	European Investment Bank 2.875% 1/12/2033	4,500	4,737
	European Union 0.25% 10/22/2026	610	611
	European Union 2.875% 12/6/2027	1,060	1,116
	European Union 2.875% 10/5/2029	170	179
	European Union 3.125% 12/4/2030	190	203
	European Union 0% 7/4/2031	705	617
	European Union 2.50% 12/4/2031	1,205	1,236

189	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Euros (continued)
	European Union 0% 7/4/2035	EUR220	$168
	European Union 0.20% 6/4/2036	1,500	1,147
	European Union 3.375% 10/4/2039	1,700	1,795
	European Union 0.70% 7/6/2051	3,000	1,741
	European Union 3.375% 10/5/2054	540	555
	Finland (Republic of) 3.00% 9/15/2033	2,370	2,503
	French Republic O.A.T. 0.75% 2/25/2028	980	964
	French Republic O.A.T. 2.75% 2/25/2029	1,790	1,864
	French Republic O.A.T. 0% 11/25/2030	19,550	17,251
	French Republic O.A.T. 0% 5/25/2032	2,120	1,772
	French Republic O.A.T. 2.00% 11/25/2032	3,170	3,054
	French Republic O.A.T. 3.00% 5/25/2033	1,920	1,979
	French Republic O.A.T. 3.00% 11/25/2034	7,145	7,287
	French Republic O.A.T. 0.50% 5/25/2040	600	405
	French Republic O.A.T. 0.75% 5/25/2052	2,850	1,504
	Germany (Federal Republic of) 0% 10/9/2026	2,305	2,305
	Germany (Federal Republic of) 0% 11/15/2027	1,400	1,370
	Germany (Federal Republic of) 0% 2/15/2030	7,050	6,573
	Germany (Federal Republic of) 1.70% 8/15/2032	1,886	1,884
	Germany (Federal Republic of) 2.20% 2/15/2034	1,040	1,066
	Germany (Federal Republic of) 1.00% 5/15/2038	130	111
	Germany (Federal Republic of) 0% 8/15/2050	1,200	656
	Goldman Sachs Group, Inc. 3.375% 3/27/2025[2]	5,000	5,182
	Greece (Hellenic Republic of) 3.875% 6/15/2028	615	669
	Greece (Hellenic Republic of) 1.50% 6/18/2030	690	671
	Greece (Hellenic Republic of) 1.75% 6/18/2032	1,915	1,823
	Greece (Hellenic Republic of) 3.90% 1/30/2033	3,200	3,512
	Greece (Hellenic Republic of) 3.375% 6/15/2034	2,810	2,945
	Grifols, SA 7.50% 5/1/2030	100	109
	ING Groep NV 5.25% 11/14/2033 (3-month EUR-EURIBOR + 2.15% on 11/14/2032)[1]	1,200	1,392
	Ireland (Republic of) 2.60% 10/18/2034	4,220	4,368
	Ireland (Republic of) 3.00% 10/18/2043	2,010	2,129
	KfW 0.125% 6/30/2025	590	604
	Lithuania (Republic of) 3.50% 7/3/2031	1,060	1,135
	Lithuania (Republic of) 3.50% 2/13/2034	1,620	1,717
	Lloyds Banking Group PLC 3.875% 5/14/2032 (1-year EUR-ICE Swap EURIBOR + 1.18% on 5/14/2031)[1]	100	106
	Magyar Export-Import Bank 6.00% 5/16/2029	1,430	1,603
	Metropolitan Life Global Funding I 0.55% 6/16/2027[2]	2,000	1,975
	Morgan Stanley 2.103% 5/8/2026 (3-month EUR-EURIBOR + 0.904% on 5/8/2025)[1]	580	599
	Morocco (Kingdom of) 1.50% 11/27/2031	1,920	1,691
	National Bank of Greece SA 8.00% 1/3/2034 (5-year EUR-ICE Swap EURIBOR + 4.646% on 1/3/2029)[1]	1,100	1,313
	NatWest Group PLC 0.78% 2/26/2030 (3-month EUR-EURIBOR + 0.949% on 2/26/2029)[1]	2,725	2,571
	NatWest Group PLC 1.043% 9/14/2032 (5-year EUR Mid-Swap + 1.27% on 9/14/2027)[1]	185	180
	PepsiCo, Inc. 0.75% 10/14/2033	2,000	1,719
	Philippines (Republic of) 0.25% 4/28/2025	875	896
	Piraeus Bank SA 5.00% 4/16/2030 (1-year EUR-ICE Swap EURIBOR + 2.245% on 4/16/2029)[1]	430	472
	Portugal Republic 0.475% 10/18/2030	1,610	1,500
	Portugal Republic 2.875% 10/20/2034	2,560	2,658
	Portugal Republic 3.50% 6/18/2038	3,140	3,404
	Quebec (Province of) 0.25% 5/5/2031	920	813
	Quebec (Province of) 0.50% 1/25/2032	1,155	1,017
	Quebec (Province of) 3.35% 7/23/2039	4,410	4,595
	Republic of Italy 3.10% 8/28/2026	3,425	3,588
	Republic of Italy 1.10% 4/1/2027	2,565	2,582
	Republic of Italy 1.35% 4/1/2030	7	7
	Republic of Italy 4.20% 3/1/2034	9,640	10,620
	Republic of Italy 1.80% 3/1/2041	6,000	4,698

American Funds Insurance Series	190

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Euros (continued)
	Republic of Italy 4.30% 10/1/2054	EUR4,245	$4,504
	Republic Of Italy 1.85% 7/1/2025	17,700	18,287
	Romania 2.125% 3/7/2028	1,440	1,401
	Romania 3.75% 2/7/2034	530	471
	Romania 6.00% 9/24/2044	745	745
	Senegal (Republic of) 5.375% 6/8/2037	2,250	1,653
	Shell International Finance BV 1.50% 4/7/2028	2,000	1,994
	Slovak Republic 3.75% 3/6/2034	640	683
	Spain (Kingdom of) 0% 1/31/2028	900	867
	Spain (Kingdom of) 1.40% 7/30/2028	7,510	7,517
	Spain (Kingdom of) 1.45% 4/30/2029	1,890	1,876
	Spain (Kingdom of) 1.25% 10/31/2030	1,295	1,242
	Spain (Kingdom of) 0.50% 10/31/2031	1,247	1,116
	Spain (Kingdom of) 3.15% 4/30/2033	3,647	3,847
	Spain (Kingdom of) 3.55% 10/31/2033	6,240	6,756
	Spain (Kingdom of) 3.25% 4/30/2034	2,630	2,775
	Spain (Kingdom of) 3.45% 10/31/2034	740	792
	Spain (Kingdom of) 1.90% 10/31/2052	1,010	734
	State Grid Overseas Investment (2016), Ltd. 1.375% 5/2/2025	441	454
	State Grid Overseas Investment (2016), Ltd. 2.125% 5/2/2030	200	200
	Stryker Corp. 1.00% 12/3/2031	450	407
	Toyota Motor Credit Corp. 0.125% 11/5/2027	1,850	1,779
	Verizon Communications, Inc. 3.50% 6/28/2032	1,620	1,707
			272,236

Japanese yen 7.98%
	Indonesia (Republic of), Series 20, 0.57% 5/27/2026	JPY100,000	632
	Indonesia (Republic of), Series 31, 0.99% 5/27/2027	400,000	2,535
	Indonesia (Republic of), Series 32, 1.33% 5/25/2029	300,000	1,890
	Japan, Series 346, 0.10% 3/20/2027	2,181,450	13,722
	Japan, Series 352, 0.10% 9/20/2028	168,250	1,048
	Japan, Series 356, 0.10% 9/20/2029	2,220,800	13,715
	Japan, Series 116, 2.20% 3/20/2030	576,100	3,935
	Japan, Series 362, 0.10% 3/20/2031	737,200	4,493
	Japan, Series 374, 0.80% 3/20/2034	68,200	425
	Japan, Series 376, 0.90% 9/20/2034	2,439,050	15,245
	Japan, Series 152, 1.20% 3/20/2035	727,700	4,658
	Japan, Series 21, 2.30% 12/20/2035	720,000	5,094
	Japan, Series 162, 0.60% 9/20/2037	1,966,150	11,389
	Japan, Series 179, 0.50% 12/20/2041	196,950	1,031
	Japan, Series 182, 1.10% 9/20/2042	619,850	3,550
	Japan, Series 186, 1.50% 9/20/2043	1,715,050	10,361
	Japan, Series 188, 1.60% 3/20/2044	69,000	422
	Japan, Series 53, 0.60% 12/20/2046	781,600	3,755
	Japan, Series 37, 0.60% 6/20/2050	694,500	3,112
	Japan, Series 73, 0.70% 12/20/2051	1,568,700	6,992
	Japan, Series 74, 1.00% 3/20/2052	246,100	1,187
	Japan, Series 79, 1.20% 6/20/2053	274,400	1,372
	Japan, Series 84, 2.10% 9/20/2054	808,300	4,975
			115,538

British pounds 4.46%
	American Honda Finance Corp. 0.75% 11/25/2026	GBP1,420	1,654
	Asian Development Bank 1.125% 6/10/2025	740	912
	KfW 1.125% 7/4/2025	1,165	1,433
	Lloyds Bank PLC 7.625% 4/22/2025	655	828
	Quebec (Province of) 2.25% 9/15/2026	1,870	2,248
	United Kingdom 0.125% 1/30/2026	425	511
	United Kingdom 4.25% 12/7/2027	3,785	4,747
	United Kingdom 1.625% 10/22/2028	3,690	4,213
	United Kingdom 4.125% 7/22/2029	2,015	2,499
	United Kingdom 4.75% 12/7/2030	6,920	8,867

191	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
British pounds (continued)
	United Kingdom 0.25% 7/31/2031	GBP12,845	$12,406
	United Kingdom 1.00% 1/31/2032	7,120	7,103
	United Kingdom 4.25% 6/7/2032	1,310	1,626
	United Kingdom 3.25% 1/31/2033	1,090	1,250
	United Kingdom 0.625% 7/31/2035	210	176
	United Kingdom 0.875% 1/31/2046	4,917	2,854
	United Kingdom 3.75% 10/22/2053	1,870	1,858
	United Kingdom 4.375% 7/31/2054	6,285	6,967
	United Kingdom 2.50% 7/22/2065	3,313	2,362
			64,514

Chinese yuan renminbi 3.19%
	China (People’s Republic of), Series INBK, 2.37% 1/15/2029	CNY6,340	901
	China (People’s Republic of), Series INBK, 2.75% 2/17/2032	1,160	171
	China (People’s Republic of), Series INBK, 2.88% 2/25/2033	36,940	5,524
	China (People’s Republic of), Series INBK, 2.27% 5/25/2034	125,300	18,045
	China (People’s Republic of), Series INBK, 2.11% 8/25/2034	98,410	13,988
	China (People’s Republic of), Series 1910, 3.86% 7/22/2049	20,950	3,887
	China (People’s Republic of), Series INBK, 3.53% 10/18/2051	800	144
	China (People’s Republic of), Series INBK, 3.12% 10/25/2052	4,740	800
	China (People’s Republic of), Series INBK, 3.19% 4/15/2053	11,190	1,922
	China (People’s Republic of), Series INBK, 3.00% 10/15/2053	5,150	862
			46,244

Canadian dollars 1.99%
	Canada (Government) 3.50% 3/1/2028	CAD25,228	17,869
	Canada 3.25% 12/1/2033	7,330	5,122
	Canada (Government) 2.75% 12/1/2048	3,500	2,202
	Canada (Government) 1.50% 12/1/2031	5,690	3,568
			28,761

Indonesian rupiah 1.98%
	Indonesia (Republic of), Series 84, 7.25% 2/15/2026	IDR22,733,000	1,419
	Indonesia (Republic of), Series 64, 6.125% 5/15/2028	20,866,000	1,263
	Indonesia (Republic of), Series 95, 6.375% 8/15/2028	92,831,000	5,659
	Indonesia (Republic of), Series 71, 9.00% 3/15/2029	26,010,000	1,731
	Indonesia (Republic of), Series 82, 7.00% 9/15/2030	2,930,000	182
	Indonesia (Republic of), Series 96, 7.00% 2/15/2033	221,342,000	13,733
	Indonesia (Republic of), Series FR100, 6.625% 2/15/2034	46,660,000	2,826
	Indonesia (Republic of), Series 68, 8.375% 3/15/2034	27,353,000	1,848
			28,661

South Korean won 1.82%
	South Korea (Republic of), Series 2503, 1.50% 3/10/2025	KRW5,183,670	3,514
	South Korea (Republic of), Series 2709, 3.125% 9/10/2027	4,513,500	3,105
	South Korea (Republic of), Series 2712, 2.375% 12/10/2027	5,158,930	3,481
	South Korea (Republic of), Series 2803, 3.25% 3/10/2028	3,998,100	2,767
	South Korea (Republic of), Series 3212, 4.25% 12/10/2032	18,379,880	13,541
			26,408

Brazilian reais 1.74%
	Brazil (Federative Republic of) 0% 4/1/2025	BRL7,442	1,168
	Brazil (Federative Republic of) 10.00% 1/1/2029	33,688	4,587
	Brazil (Federative Republic of) 10.00% 1/1/2031	113,384	14,636
	Brazil (Federative Republic of) 6.00% 8/15/2040[3]	2,063	295
	Brazil (Federative Republic of) 6.00% 8/15/2050[3]	25,970	3,515
	Brazil (Federative Republic of) 6.00% 8/15/2060[3]	7,685	1,022
			25,223

American Funds Insurance Series	192

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Australian dollars 1.62%
	Australia (Commonwealth of), Series 157, 1.50% 6/21/2031	AUD3,640	$1,922
	Australia (Commonwealth of), Series 163, 1.00% 11/21/2031	5,789	2,911
	Australia (Commonwealth of), Series 167, 3.75% 5/21/2034	4,415	2,609
	New South Wales Treasury Corp. 4.75% 2/20/2035	12,509	7,541
	New South Wales Treasury Corp. 4.25% 2/20/2036	14,861	8,466
			23,449

Mexican pesos 1.01%
	América Móvil, SAB de CV 10.125% 1/22/2029	MXN13,920	661
	América Móvil, SAB de CV 9.50% 1/27/2031	29,290	1,323
	United Mexican States, Series M, 7.75% 11/23/2034	98,956	3,973
	United Mexican States, Series M30, 8.50% 11/18/2038	21,100	864
	United Mexican States, Series M, 8.00% 11/7/2047	7,830	290
	United Mexican States, Series M, 8.00% 7/31/2053	198,770	7,237
	United Mexican States, Series S, 4.00% 10/29/2054[3]	7,603	281
			14,629

Indian rupees 0.54%
	Asian Development Bank 6.20% 10/6/2026	INR15,700	181
	Asian Development Bank 6.72% 2/8/2028	144,700	1,686
	European Bank for Reconstruction and Development 5.00% 1/15/2026	57,600	662
	European Bank for Reconstruction and Development 5.25% 1/12/2027	81,400	924
	European Bank for Reconstruction and Development 6.30% 10/26/2027	34,000	389
	Inter-American Development Bank 7.00% 1/25/2029	220,000	2,551
	International Bank for Reconstruction and Development 6.75% 9/8/2027	126,400	1,463
			7,856

New Zealand dollars 0.49%
	New Zealand 4.50% 5/15/2030	NZD3,963	2,280
	New Zealand 4.25% 5/15/2036	9,005	4,883
			7,163

Danish kroner 0.41%
	Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2043[4]	DKK49,574	5,722
	Realkredit Danmark AS 1.00% 10/1/2053[4]	2,545	281
			6,003

Turkish lira 0.37%
	Turkey (Republic of), Series 5Y, 12.60% 10/1/2025	TRY215,445	5,111
	Turkey (Republic of) 17.80% 7/13/2033	12,175	238
			5,349

Norwegian kroner 0.27%
	Norway (Kingdom of) 1.75% 9/6/2029	NOK2,080	167
	Norway (Kingdom of) 2.125% 5/18/2032	6,615	518
	Norway (Kingdom of) 3.625% 4/13/2034	37,385	3,228
			3,913

Polish zloty 0.23%
	Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN4,900	1,054
	Poland (Republic of), Series 1033, 6.00% 10/25/2033	9,280	2,276
			3,330

Chilean pesos 0.17%
	Chile (Republic of) 1.50% 3/1/2026[3]	CLP883,755	883
	Chile (Republic of) 5.00% 10/1/2028	955,000	934
	Chile (Republic of) 6.00% 4/1/2033	675,000	682
			2,499

193	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Malaysian ringgits 0.16%
	Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	MYR10,588	$2,302

Romanian leu 0.07%
	Romania 4.75% 2/24/2025	RON5,000	1,038

Colombian pesos 0.07%
	Colombia (Republic of), Series B, 7.25% 10/26/2050	COP7,150,600	969

South African rand 0.03%
	South Africa (Republic of), Series R-2030, 8.00% 1/31/2030	ZAR8,400	426

Ukrainian hryvnia 0.00%
	Ukraine 19.50% 1/15/2025	UAH285	6

U.S. dollars 48.53%
	3R Lux SARL 9.75% 2/5/2031	USD1,380	1,428
	AAR Escrow Issuer, LLC 6.75% 3/15/2029[5]	27	27
	AbbVie, Inc. 5.05% 3/15/2034	2,790	2,758
	AbbVie, Inc. 5.35% 3/15/2044	75	73
	AbbVie, Inc. 5.40% 3/15/2054	1,265	1,219
	AbbVie, Inc. 5.50% 3/15/2064	150	143
	Abu Dhabi Crude Oil Pipeline, LLC 4.60% 11/2/2047	775	683
	ACHV ABS Trust, Series 2023-4CP, Class B, 7.24% 11/25/2030[4,5]	209	210
	ACHV ABS Trust, Series 2024-3AL, Class C, 5.68% 12/26/2031[4,5]	150	150
	Adnoc Murban Rsc, Ltd. 4.50% 9/11/2034[5]	1,345	1,265
	Advance Auto Parts, Inc. 5.95% 3/9/2028	45	45
	AerCap Ireland Capital DAC 2.45% 10/29/2026	2,102	2,014
	Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029[5,6,7,8]	600	596
	Aeropuerto Internacional de Tocumen, SA 5.125% 8/11/2061[5]	660	479
	Affirm, Inc., Series 2023-X1, Class A, 7.11% 11/15/2028[4,5]	40	41
	AG Issuer, LLC 6.25% 3/1/2028[5]	165	164
	AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[5]	68	71
	AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028)[1,5]	1,147	1,199
	AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034)[1,5]	1,560	1,564
	Albertsons Companies, Inc. 3.50% 3/15/2029[5]	140	128
	Alcoa Nederland Holding BV 4.125% 3/31/2029[5]	75	70
	Alfa Desarrollo SpA 4.55% 9/27/2051	475	350
	Allegro CLO, Ltd., Series 2019-1, Class ARR, (3-month USD CME Term SOFR + 1.13%) 5.747% 4/20/2032[4,5,8]	658	658
	Alliance Resource Operating Partners, LP 8.625% 6/15/2029[5]	50	53
	Alliant Holdings Intermediate, LLC 6.75% 10/15/2027[5]	290	288
	Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[5]	120	116
	Alliant Holdings Intermediate, LLC 7.00% 1/15/2031[5]	70	70
	Alliant Holdings Intermediate, LLC 6.50% 10/1/2031[5]	65	64
	Alliant Holdings Intermediate, LLC 7.375% 10/1/2032[5]	70	71
	Allied Universal Holdco, LLC 9.75% 7/15/2027[5]	155	156
	Allied Universal Holdco, LLC 6.00% 6/1/2029[5]	300	274
	Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[5]	200	206
	Amazon.com, Inc. 1.50% 6/3/2030	2,040	1,731
	Amentum Escrow Corp., Term Loan, (3-month USD CME Term SOFR + 2.25%) 6.607% 9/29/2031[7,8]	155	155
	Amentum Holdings, Inc. 7.25% 8/1/2032[5]	98	99
	Amer Sports Co. 6.75% 2/16/2031[5]	35	35
	American Electric Power Co., Inc. 1.00% 11/1/2025	250	242
	American Express Co. 5.532% 4/25/2030 (USD-SOFR + 1.09% on 4/25/2029)[1]	1,030	1,049

American Funds Insurance Series	194

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	Amgen, Inc. 2.20% 2/21/2027	USD445	$422
	Amgen, Inc. 5.25% 3/2/2030	981	990
	Amgen, Inc. 5.25% 3/2/2033	2,687	2,668
	Amgen, Inc. 5.65% 3/2/2053	1,284	1,237
	AmWINS Group, Inc. 4.875% 6/30/2029[5]	135	127
	Angola (Republic of) 9.50% 11/12/2025	4,225	4,241
	Angola (Republic of) 8.25% 5/9/2028	1,115	1,051
	Anywhere Real Estate Group, LLC 5.75% 1/15/2029[5]	110	88
	Anywhere Real Estate Group, LLC 5.25% 4/15/2030[5]	115	87
	AP Core Holdings II, LLC, Term Loan B, (3-month USD CME Term SOFR + 5.50%) 9.971% 9/1/2027[7,8]	95	92
	Apple Bidco, LLC, Term Loan, (3-month USD CME Term SOFR + 2.75%) 7.221% 9/22/2028[7,8]	146	147
	Aretec Group, Inc. 7.50% 4/1/2029[5]	245	244
	Aretec Group, Inc. 10.00% 8/15/2030[5]	50	55
	Artera Services, LLC 8.50% 2/15/2031[5]	45	43
	Asbury Automotive Group, Inc. 5.00% 2/15/2032[5]	55	50
	Ascent Resources Utica Holdings, LLC 8.25% 12/31/2028[5]	160	163
	Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[5]	55	54
	Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032[5]	25	25
	AssuredPartners, Inc. 5.625% 1/15/2029[5]	290	294
	AssuredPartners, Inc., Term Loan, (3-month USD CME Term SOFR + 3.50%) 7.857% 2/14/2031[7,8]	30	30
	AT&T, Inc. 3.50% 9/15/2053	2,070	1,395
	ATI, Inc. 7.25% 8/15/2030	60	62
	Atkore, Inc. 4.25% 6/1/2031[5]	25	22
	Avantor Funding, Inc. 3.875% 11/1/2029[5]	122	112
	Avient Corp. 6.25% 11/1/2031[5]	25	25
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027[4,5]	1,817	1,828
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[4,5]	996	1,026
	B&G Foods, Inc. 5.25% 9/15/2027	210	201
	B&G Foods, Inc. 8.00% 9/15/2028[5]	25	26
	BAE Systems PLC 5.30% 3/26/2034[5]	865	863
	Baldwin Insurance Group Holdings, LLC 7.125% 5/15/2031[5]	20	20
	Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056[4,8]	219	232
	Bank Gospodarstwa Krajowego 5.75% 7/9/2034[5]	950	945
	Bank Gospodarstwa Krajowego 6.25% 7/9/2054[5]	425	418
	Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[1]	4,040	3,370
	Bank of America Corp. 5.468% 1/23/2035 (3-month USD CME Term SOFR + 1.65% on 1/23/2034)[1]	1,535	1,537
	Bank of East Asia, Ltd. 5.825% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.527% on 10/21/2025)[1]	640	634
	BAT Capital Corp. 3.215% 9/6/2026	955	932
	BAT Capital Corp. 3.462% 9/6/2029	1,150	1,072
	Bath & Body Works, Inc. 6.625% 10/1/2030[5]	120	121
	Bath & Body Works, Inc. 6.875% 11/1/2035	75	77
	Bausch Health Americas, Inc. 9.25% 4/1/2026[5]	80	77
	Bausch Health Companies, Inc. 5.50% 11/1/2025[5]	75	73
	Baytex Energy Corp. 7.375% 3/15/2032[5]	85	83
	BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[1]	2,320	2,404
	Becton, Dickinson and Co. 4.298% 8/22/2032	320	301
	Berkshire Hathaway Energy Co. 4.60% 5/1/2053	117	97
	Biocon Biologics Global PLC 6.67% 10/9/2029[5]	3,995	3,834
	BIP-V Chinook Holdco, LLC 5.50% 6/15/2031[5]	400	382
	Block, Inc. 6.50% 5/15/2032[5]	240	243
	BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057[4,8]	1,070	1,089
	BMW US Capital, LLC 3.90% 4/9/2025[5]	900	898
	BMW US Capital, LLC 4.15% 4/9/2030[5]	900	861
	BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[1,5]	700	627

195	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031)[1,5]	USD1,275	$1,084
	Boeing Co. (The) 6.259% 5/1/2027	45	46
	Boeing Co. (The) 5.15% 5/1/2030	2,451	2,418
	Boeing Co. (The) 3.625% 2/1/2031	718	652
	Boeing Co. (The) 6.388% 5/1/2031	723	756
	Boeing Co. (The) 6.528% 5/1/2034	457	479
	Boeing Co. (The) 6.858% 5/1/2054	576	613
	Bombardier, Inc. 7.125% 6/15/2026[5]	16	16
	Boost Newco Borrower, LLC 7.50% 1/15/2031[5]	25	26
	Borr IHC, Ltd. 10.00% 11/15/2028[5]	2,349	2,347
	Borr IHC, Ltd. 10.375% 11/15/2030[5]	918	917
	Boyd Gaming Corp. 4.75% 6/15/2031[5]	45	42
	Boyne USA, Inc. 4.75% 5/15/2029[5]	107	102
	Braskem Idesa SAPI 7.45% 11/15/2029	2,520	2,008
	Braskem Netherlands Finance BV 4.50% 1/31/2030	1,756	1,488
	Braskem Netherlands Finance BV 8.50% 1/12/2031	4,939	4,956
	Braskem Netherlands Finance BV 8.50% 1/12/2031[5]	525	527
	Bristol-Myers Squibb Co. 5.20% 2/22/2034	1,925	1,924
	Bristol-Myers Squibb Co. 5.55% 2/22/2054	2,200	2,136
	British Columbia (Province of) 4.20% 7/6/2033	1,240	1,183
	Broadcom, Inc. 4.00% 4/15/2029[5]	250	241
	Broadcom, Inc. 3.419% 4/15/2033[5]	698	611
	Broadcom, Inc. 3.469% 4/15/2034[5]	48	42
	Broadcom, Inc. 3.137% 11/15/2035[5]	185	151
	Brookfield Property REIT, Inc. 5.75% 5/15/2026[5]	84	83
	Buffalo Energy Mexico Holdings 7.875% 2/15/2039[5]	1,341	1,384
	Burlington Northern Santa Fe, LLC 5.50% 3/15/2055	232	228
	BWX Technologies, Inc. 4.125% 4/15/2029[5]	175	163
	BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.212% 9/15/2036[4,5,8]	1,310	1,308
	BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 5.411% 10/15/2036[4,5,8]	989	987
	Caesars Entertainment, Inc. 4.625% 10/15/2029[5]	15	14
	Caesars Entertainment, Inc. 7.00% 2/15/2030[5]	64	65
	Caesars Entertainment, Inc. 6.50% 2/15/2032[5]	45	45
	CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029)[1,5]	1,633	1,650
	CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033)[1,5]	200	213
	CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034)[1,5]	200	202
	California Resources Corp. 7.125% 2/1/2026[5]	100	100
	Canadian Pacific Railway Co. 3.10% 12/2/2051	1,378	896
	CAN-PACK Spolka Akcyjna 3.875% 11/15/2029[5]	90	81
	Carnival Corp. 6.00% 5/1/2029[5]	100	100
	Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.405% 11/25/2029 (9.405% on 11/25/2027)[1,4,5]	174	174
	Cascade Funding Mortgage Trust, Series 2024-HB15, Class M1, 4.00% 8/25/2034[4,5,8]	614	586
	Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034[4,5,8]	143	141
	CCO Holdings, LLC 5.125% 5/1/2027[5]	125	123
	CCO Holdings, LLC 4.75% 3/1/2030[5]	135	123
	CCO Holdings, LLC 4.50% 8/15/2030[5]	240	216
	CCO Holdings, LLC 4.25% 2/1/2031[5]	155	135
	CCO Holdings, LLC 4.50% 6/1/2033[5]	147	124
	CCO Holdings, LLC 4.25% 1/15/2034[5]	55	45
	Centene Corp. 2.45% 7/15/2028	40	36
	Centene Corp. 4.625% 12/15/2029	35	33
	Centene Corp. 2.50% 3/1/2031	65	54
	Central Garden & Pet Co. 4.125% 10/15/2030	74	67
	Central Garden & Pet Co. 4.125% 4/30/2031[5]	110	97
	CFG Investments, Ltd., Series 2023-1, Class A, 8.56% 7/25/2034[4,5]	925	929
	Charter Communications Operating, LLC 3.75% 2/15/2028	2,650	2,526
	Cheniere Energy Partners, LP 3.25% 1/31/2032	26	23
	China Oil and Gas Group, Ltd. 4.70% 6/30/2026	4,385	4,062
	Chubb INA Holdings, LLC 3.35% 5/3/2026	195	192

American Funds Insurance Series	196

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	Chubb INA Holdings, LLC 4.35% 11/3/2045	USD425	$363
	Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028[4,5,8]	805	832
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[4,5,8]	1,240	1,261
	Citizens Financial Group, Inc. 5.718% 7/23/2032 (USD-SOFR + 1.91% on 7/23/2031)[1]	421	423
	Civitas Resources, Inc. 8.75% 7/1/2031[5]	90	94
	Clarios Global, LP 6.25% 5/15/2026[5]	44	44
	Clarios Global, LP 8.50% 5/15/2027[5]	90	90
	Clarivate Science Holdings Corp. 3.875% 7/1/2028[5]	45	42
	Clarivate Science Holdings Corp. 4.875% 7/1/2029[5]	5	5
	Cleveland-Cliffs, Inc. 6.875% 11/1/2029[5]	100	99
	Cleveland-Cliffs, Inc. 4.875% 3/1/2031[5]	75	67
	Cloud Software Group, Inc. 6.50% 3/31/2029[5]	235	231
	Cloud Software Group, Inc. 9.00% 9/30/2029[5]	175	178
	Cloud Software Group, Inc., Term Loan B1, (3-month USD CME Term SOFR + 3.50%) 7.829% 3/30/2029[7,8]	253	254
	CMS Energy Corp. 3.00% 5/15/2026	1,200	1,172
	CNX Resources Corp. 7.25% 3/1/2032[5]	110	112
	Coca-Cola Co. 4.65% 8/14/2034	336	327
	Coinbase Global, Inc. 3.375% 10/1/2028[5]	55	50
	Coinbase Global, Inc. 3.625% 10/1/2031[5]	85	72
	Colombia (Republic of) 3.875% 4/25/2027	350	335
	Colombia (Republic of) 8.00% 11/14/2035	445	449
	Comcast Corp. 4.80% 5/15/2033	4,100	3,984
	CommScope, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 7.937% 4/6/2026[7,8]	— [9]	— [9]
	CommScope, LLC 6.00% 3/1/2026[5]	53	53
	Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[5]	212	204
	Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[5]	65	60
	Comstock Resources, Inc. 5.875% 1/15/2030[5]	65	61
	Connect Finco SARL 9.00% 9/15/2029[5]	200	182
	Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 6.869% 5/25/2043[4,5,8]	1,337	1,368
	Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2, (30-day Average USD-SOFR + 3.55%) 8.119% 5/25/2043[4,5,8]	804	860
	Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 6.469% 6/25/2043[4,5,8]	769	777
	Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M2, (30-day Average USD-SOFR + 3.10%) 7.669% 6/25/2043[4,5,8]	305	322
	Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 6.269% 7/25/2043[4,5,8]	556	558
	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 6.369% 1/25/2044[4,5,8]	206	208
	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 6.219% 5/25/2044[4,5,8]	1,148	1,154
	Constellium SE 3.75% 4/15/2029[5]	125	113
	COPT Defense Properties, LP 2.75% 4/15/2031	1,212	1,037
	Corebridge Financial, Inc. 3.90% 4/5/2032	748	681
	CoreLogic, Inc. 4.50% 5/1/2028[5]	384	359
	CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 10.971% 6/4/2029[7,8]	65	64
	Coronado Finance Pty, Ltd. 9.25% 10/1/2029[5]	125	127
	Coty, Inc. 5.00% 4/15/2026[5]	36	36
	Coty, Inc. 4.75% 1/15/2029[5]	65	62
	Coty, Inc. 6.625% 7/15/2030[5]	95	97
	Cougar JV Subsidiary, LLC 8.00% 5/15/2032[5]	65	68
	CPS Auto Receivables Trust, Series 2022-C, Class B, 4.88% 4/15/2030[4,5]	33	33
	Crédit Agricole SA 4.375% 3/17/2025[5]	1,100	1,098
	Crédit Agricole SA 1.907% 6/16/2026 (USD-SOFR + 1.676% on 6/16/2025)[1,5]	2,675	2,636
	Crescent Energy Finance, LLC 9.25% 2/15/2028[5]	178	186

197	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	Crescent Energy Finance, LLC 7.625% 4/1/2032[5]	USD165	$164
	Crown Castle, Inc. 2.50% 7/15/2031	767	647
	CSX Corp. 3.80% 4/15/2050	75	56
	CVR Partners, LP 6.125% 6/15/2028[5]	65	63
	Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[5]	725	705
	Darling Ingredients, Inc. 6.00% 6/15/2030[5]	10	10
	Deluxe Corp. 8.00% 6/1/2029[5]	20	19
	Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[1]	850	828
	Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[1]	1,160	1,103
	Deutsche Telekom International Finance BV 9.25% 6/1/2032	930	1,154
	Diamond Sports Group, LLC 6.625% 8/15/2027[5,10]	310	2
	Diamond Sports Group, LLC, Term Loan, 5.00% 3/3/2025[7,11]	18	20
	Diebold Nixdorf, Inc. 7.75% 3/31/2030[5]	125	129
	DIRECTV Financing, LLC 5.875% 8/15/2027[5]	50	49
	DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 9.847% 8/2/2027[7,8]	41	41
	DISH Network Corp. 11.75% 11/15/2027[5]	325	345
	Dun & Bradstreet Corp. (The) 5.00% 12/15/2029[5]	23	22
	EchoStar Corp. 10.75% 11/30/2029	105	113
	Ecopetrol SA 8.625% 1/19/2029	2,460	2,611
	Ecopetrol SA 6.875% 4/29/2030	995	972
	Edison International 5.25% 11/15/2028	1,522	1,526
	Edison International 5.00% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.901% on 3/15/2027)[1]	100	98
	Egypt (Arab Republic of) 6.588% 2/21/2028	1,550	1,475
	Electricité de France SA 5.65% 4/22/2029[5]	800	818
	Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[1,5]	300	339
	Element Solutions, Inc. 3.875% 9/1/2028[5]	105	100
	Ellucian Holdings, Inc. 6.50% 12/1/2029[5]	25	25
	Ellucian Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.267% 11/15/2032[7,8]	25	25
	Encino Acquisition Partners Holdings, LLC 8.75% 5/1/2031[5]	30	32
	Endo Finance Holdings, Inc. 8.50% 4/15/2031[5]	190	202
	Endo International PLC, Term Loan B, (3-month USD CME Term SOFR + 4.00%) 8.745% 4/23/2031[7,8]	85	86
	Enel Finance International NV 1.625% 7/12/2026[5]	1,248	1,191
	Enel Finance International NV 2.125% 7/12/2028[5]	1,227	1,111
	Enfragen Energia Sur SA 5.375% 12/30/2030	3,329	2,842
	Entergy Corp. 0.90% 9/15/2025	750	730
	Enterprise Products Operating, LLC 4.95% 2/15/2035	168	163
	Enviri Corp. 5.75% 7/31/2027[5]	145	139
	EQM Midstream Partners, LP 6.50% 7/1/2027[5]	125	127
	EQM Midstream Partners, LP 6.375% 4/1/2029[5]	20	20
	EQM Midstream Partners, LP 7.50% 6/1/2030[5]	45	48
	Equinix, Inc. 1.80% 7/15/2027	1,145	1,065
	Equinix, Inc. 2.15% 7/15/2030	3,216	2,769
	EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032[4,5]	958	960
	EquipmentShare.com, Inc. 9.00% 5/15/2028[5]	90	93
	EquipmentShare.com, Inc. 8.625% 5/15/2032[5]	15	16
	ESAB Corp. 6.25% 4/15/2029[5]	75	76
	Eskom Holdings SOC, Ltd. 7.125% 2/11/2025	5,330	5,328
	Exeter Automobile Receivables Trust, Series 2023-5A, Class B, 6.58% 4/17/2028[4]	78	79
	Expand Energy Corp. 5.875% 2/1/2029[5]	115	114
	Expand Energy Corp. 6.75% 4/15/2029[5]	30	30
	Expand Energy Corp. 5.375% 3/15/2030	55	54
	Expand Energy Corp. 4.75% 2/1/2032	15	14
	Expand Energy Corp. 4.875% 4/15/2032[10]	915	4
	Export-Import Bank of Thailand 5.354% 5/16/2029	1,420	1,438
	Fair Isaac Corp. 4.00% 6/15/2028[5]	15	14
	Fannie Mae Pool #BP5576 2.50% 6/1/2050[4]	6	5

American Funds Insurance Series	198

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	Fannie Mae Pool #FP0015 2.50% 9/1/2050[4]	USD1	$1
	Fannie Mae Pool #FS9792 4.50% 12/1/2050[4]	133	127
	Fannie Mae Pool #CB0046 3.00% 4/1/2051[4]	1,681	1,442
	Fannie Mae Pool #FM9672 2.50% 12/1/2051[4]	254	208
	Fannie Mae Pool #MA4577 2.00% 4/1/2052[4]	1,456	1,136
	Fannie Mae Pool #FS9189 2.00% 5/1/2052[4]	1,427	1,117
	Fannie Mae Pool #FS3056 2.00% 10/1/2052[4]	3,534	2,755
	Fannie Mae Pool #CB4852 4.50% 10/1/2052[4]	4,136	3,900
	Fannie Mae Pool #MA4785 5.00% 10/1/2052[4]	54	53
	Fannie Mae Pool #MA4919 5.50% 2/1/2053[4]	99	98
	Fannie Mae Pool #FS4191 5.50% 3/1/2053[4]	215	214
	Fannie Mae Pool #CB5912 6.00% 3/1/2053[4]	951	962
	Fannie Mae Pool #BY0943 4.00% 4/1/2053[4]	22	20
	Fannie Mae Pool #MA4978 5.00% 4/1/2053[4]	10,659	10,296
	Fannie Mae Pool #MA5027 4.00% 5/1/2053[4]	973	891
	Fannie Mae Pool #MA5009 5.00% 5/1/2053[4]	4,562	4,411
	Fannie Mae Pool #FS4840 5.50% 5/1/2053[4]	558	551
	Fannie Mae Pool #MA5010 5.50% 5/1/2053[4]	17	17
	Fannie Mae Pool #MA5039 5.50% 6/1/2053[4]	61	60
	Fannie Mae Pool #CB6626 4.00% 7/1/2053[4]	28	26
	Fannie Mae Pool #MA5071 5.00% 7/1/2053[4]	436	422
	Fannie Mae Pool #MA5072 5.50% 7/1/2053[4]	229	226
	Fannie Mae Pool #BX4568 4.00% 8/1/2053[4]	529	484
	Fannie Mae Pool #CB7104 5.50% 9/1/2053[4]	1,609	1,599
	Fannie Mae Pool #MA5177 4.00% 10/1/2053[4]	940	860
	Fannie Mae Pool #MA5165 5.50% 10/1/2053[4]	881	871
	Fannie Mae Pool #MA5166 6.00% 10/1/2053[4]	1,983	1,994
	Fannie Mae Pool #FS6838 5.50% 11/1/2053[4]	453	447
	Fannie Mae Pool #MA5191 6.00% 11/1/2053[4]	2,327	2,341
	Fannie Mae Pool #CB7907 6.50% 11/1/2053[4]	1,499	1,532
	Fannie Mae Pool #FS6767 6.50% 1/1/2054[4]	421	432
	Fannie Mae Pool #MA5270 5.00% 2/1/2054[4]	4,894	4,727
	Fannie Mae Pool #MA5271 5.50% 2/1/2054[4]	664	656
	Fannie Mae Pool #FS6809 5.50% 2/1/2054[4]	230	227
	Fannie Mae Pool #MA5273 6.50% 2/1/2054[4]	6,513	6,652
	Fannie Mae Pool #MA5296 5.50% 3/1/2054[4]	480	474
	Fannie Mae Pool #MA5295 6.00% 3/1/2054[4]	301	302
	Fannie Mae Pool #DB2624 4.50% 4/1/2054[4]	54	50
	Fannie Mae Pool #BU4479 5.50% 4/1/2054[4]	348	343
	Fannie Mae Pool #MA5329 6.50% 4/1/2054[4]	4,748	4,850
	Fannie Mae Pool #DB2495 6.00% 5/1/2054[4]	670	673
	Fannie Mae Pool #FS8131 5.50% 6/1/2054[4]	1,706	1,692
	Fannie Mae Pool #FS8153 6.00% 6/1/2054[4]	1,649	1,672
	Fannie Mae Pool #DB6878 6.00% 6/1/2054[4]	1,007	1,012
	Fannie Mae Pool #CB8755 6.00% 6/1/2054[4]	670	677
	Fannie Mae Pool #FS8223 6.00% 6/1/2054[4]	222	224
	Fannie Mae Pool #FS8219 6.00% 6/1/2054[4]	201	204
	Fannie Mae Pool #DB4399 6.50% 6/1/2054[4]	109	111
	Fannie Mae Pool #CB8842 5.50% 7/1/2054[4]	4,168	4,128
	Fannie Mae Pool #DB5213 5.50% 7/1/2054[4]	3,490	3,447
	Fannie Mae Pool #BU4699 5.50% 7/1/2054[4]	1,069	1,059
	Fannie Mae Pool #CB8838 5.50% 7/1/2054[4]	716	711
	Fannie Mae Pool #MA5421 6.00% 7/1/2054[4]	2,605	2,622
	Fannie Mae Pool #DB5214 6.00% 7/1/2054[4]	1,859	1,868
	Fannie Mae Pool #BU4707 6.00% 7/1/2054[4]	1,436	1,443
	Fannie Mae Pool #FS8400 6.00% 7/1/2054[4]	894	906
	Fannie Mae Pool #BU4700 6.00% 7/1/2054[4]	879	889
	Fannie Mae Pool #DB6901 6.00% 7/1/2054[4]	635	639
	Fannie Mae Pool #CB8858 6.00% 7/1/2054[4]	596	602
	Fannie Mae Pool #FS8318 6.00% 7/1/2054[4]	447	453
	Fannie Mae Pool #FS8591 6.00% 7/1/2054[4]	332	336
	Fannie Mae Pool #DB7039 6.00% 7/1/2054[4]	179	182

199	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	Fannie Mae Pool #MA5422 6.50% 7/1/2054[4]	USD1,000	$1,022
	Fannie Mae Pool #MA5441 4.00% 8/1/2054[4]	988	905
	Fannie Mae Pool #DB7783 5.50% 8/1/2054[4]	411	406
	Fannie Mae Pool #MA5445 6.00% 8/1/2054[4]	2,241	2,256
	Fannie Mae Pool #DB7792 6.00% 8/1/2054[4]	948	953
	Fannie Mae Pool #FS8757 6.00% 8/1/2054[4]	511	517
	Fannie Mae Pool #FS8758 6.00% 8/1/2054[4]	351	354
	Fannie Mae Pool #BU4916 6.00% 8/1/2054[4]	265	267
	Fannie Mae Pool #FS8756 6.00% 8/1/2054[4]	205	208
	Fannie Mae Pool #DC0299 6.00% 8/1/2054[4]	196	197
	Fannie Mae Pool #DB7692 6.00% 8/1/2054[4]	193	194
	Fannie Mae Pool #BU4968 6.00% 8/1/2054[4]	176	177
	Fannie Mae Pool #DB7687 6.00% 8/1/2054[4]	100	101
	Fannie Mae Pool #DB7690 6.00% 8/1/2054[4]	75	76
	Fannie Mae Pool #DC0296 6.00% 8/1/2054[4]	67	67
	Fannie Mae Pool #FS8866 6.00% 9/1/2054[4]	494	502
	Fannie Mae Pool #MA5496 5.00% 10/1/2054[4]	20,940	20,223
	Fannie Mae Pool #CB9333 5.50% 10/1/2054[4]	6,472	6,403
	Fannie Mae Pool #MA5602 6.50% 1/1/2055[4]	711	726
	Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class B, 5.596% 8/1/2054[4,5,8]	350	307
	Fertitta Entertainment, LLC 6.75% 1/15/2030[5]	25	23
	Fiesta Purchaser, Inc. 7.875% 3/1/2031[5]	150	157
	Fiesta Purchaser, Inc. 9.625% 9/15/2032[5]	30	32
	Fiesta Purchaser, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 7.603% 2/12/2031[7,8]	15	15
	Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.645% 9/13/2029[2,7,8]	96	96
	Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.645% 9/13/2029[2,7,8]	7	7
	First Quantum Minerals, Ltd. 6.875% 10/15/2027[5]	2,535	2,532
	First Quantum Minerals, Ltd. 8.625% 6/1/2031[5]	1,320	1,360
	First Student Bidco, Inc. 4.00% 7/31/2029[5]	45	41
	FirstEnergy Corp., Series B, 3.90% 7/15/2027	1,763	1,718
	Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.943% 12/15/2029[4,5,8]	483	484
	Ford Motor Co. 6.10% 8/19/2032	30	30
	Ford Motor Credit Co., LLC 4.95% 5/28/2027	300	297
	Ford Motor Credit Co., LLC 3.815% 11/2/2027	200	192
	Ford Motor Credit Co., LLC 7.35% 11/4/2027	200	209
	Ford Motor Credit Co., LLC 2.90% 2/16/2028	200	185
	Ford Motor Credit Co., LLC 4.00% 11/13/2030	125	113
	Ford Otomotiv Sanayi AS 7.125% 4/25/2029[5]	255	256
	Freddie Mac, Series K153, Class A2, Multi Family, 3.82% 1/25/2033[4]	1,680	1,561
	Freddie Mac Pool #RB5111 2.00% 5/1/2041[4]	2,180	1,822
	Freddie Mac Pool #Z40273 4.50% 10/1/2048[4]	204	195
	Freddie Mac Pool #RA6114 2.00% 2/1/2052[4]	634	495
	Freddie Mac Pool #QE6084 5.00% 7/1/2052[4]	980	950
	Freddie Mac Pool #SD8266 4.50% 11/1/2052[4]	387	365
	Freddie Mac Pool #SD8276 5.00% 12/1/2052[4]	3,435	3,327
	Freddie Mac Pool #SD8323 5.00% 5/1/2053[4]	5,732	5,541
	Freddie Mac Pool #SD8331 5.50% 6/1/2053[4]	272	269
	Freddie Mac Pool #SD8341 5.00% 7/1/2053[4]	23	22
	Freddie Mac Pool #SD8342 5.50% 7/1/2053[4]	726	718
	Freddie Mac Pool #SD3432 6.00% 7/1/2053[4]	185	188
	Freddie Mac Pool #SD3512 6.00% 8/1/2053[4]	61	62
	Freddie Mac Pool #RA9795 4.00% 9/1/2053[4]	35	32
	Freddie Mac Pool #SD8362 5.50% 9/1/2053[4]	2,773	2,741
	Freddie Mac Pool #SD8363 6.00% 9/1/2053[4]	1,690	1,700
	Freddie Mac Pool #SD4977 5.00% 11/1/2053[4]	30,552	29,530

American Funds Insurance Series	200

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	Freddie Mac Pool #SD8372 5.50% 11/1/2053[4]	USD11,511	$11,378
	Freddie Mac Pool #RJ0326 6.50% 11/1/2053[4]	135	138
	Freddie Mac Pool #SD8386 7.00% 12/1/2053[4]	150	156
	Freddie Mac Pool #SD8398 7.00% 1/1/2054[4]	198	205
	Freddie Mac Pool #SD8401 5.50% 2/1/2054[4]	202	199
	Freddie Mac Pool #SD8402 6.00% 2/1/2054[4]	4,644	4,669
	Freddie Mac Pool #SD8403 6.50% 2/1/2054[4]	500	511
	Freddie Mac Pool #QI1357 4.00% 3/1/2054[4]	934	855
	Freddie Mac Pool #SD8408 5.50% 3/1/2054[4]	1,521	1,502
	Freddie Mac Pool #QI3333 6.00% 4/1/2054[4]	106	107
	Freddie Mac Pool #SD5692 6.00% 5/1/2054[4]	137	139
	Freddie Mac Pool #SD8435 4.00% 6/1/2054[4]	721	660
	Freddie Mac Pool #RJ1855 5.00% 6/1/2054[4]	279	270
	Freddie Mac Pool #RJ1857 5.50% 6/1/2054[4]	15,081	14,937
	Freddie Mac Pool #RJ1768 5.50% 6/1/2054[4]	841	834
	Freddie Mac Pool #RJ1785 6.00% 6/1/2054[4]	2,290	2,317
	Freddie Mac Pool #RJ1779 6.00% 6/1/2054[4]	1,975	2,000
	Freddie Mac Pool #RJ1859 6.00% 6/1/2054[4]	1,027	1,039
	Freddie Mac Pool #RJ1960 5.50% 7/1/2054[4]	1,334	1,324
	Freddie Mac Pool #RJ1963 5.50% 7/1/2054[4]	1,071	1,058
	Freddie Mac Pool #QI8872 5.50% 7/1/2054[4]	527	522
	Freddie Mac Pool #SD8447 6.00% 7/1/2054[4]	1,676	1,686
	Freddie Mac Pool #RJ1964 6.00% 7/1/2054[4]	1,310	1,332
	Freddie Mac Pool #RJ1973 6.00% 7/1/2054[4]	949	960
	Freddie Mac Pool #SD5790 6.00% 7/1/2054[4]	937	948
	Freddie Mac Pool #RJ1975 6.00% 7/1/2054[4]	892	902
	Freddie Mac Pool #SD5813 6.00% 7/1/2054[4]	574	582
	Freddie Mac Pool #QI8874 6.00% 7/1/2054[4]	358	362
	Freddie Mac Pool #SD5873 6.00% 7/1/2054[4]	240	242
	Freddie Mac Pool #SD5896 6.00% 7/1/2054[4]	204	206
	Freddie Mac Pool #RJ2200 5.50% 8/1/2054[4]	6,208	6,136
	Freddie Mac Pool #RJ2201 5.50% 8/1/2054[4]	4,274	4,244
	Freddie Mac Pool #RJ2206 5.50% 8/1/2054[4]	4,253	4,208
	Freddie Mac Pool #RJ2243 5.50% 8/1/2054[4]	3,600	3,566
	Freddie Mac Pool #RJ2203 5.50% 8/1/2054[4]	641	636
	Freddie Mac Pool #SD8454 6.00% 8/1/2054[4]	4,225	4,247
	Freddie Mac Pool #SD6029 6.00% 8/1/2054[4]	318	323
	Freddie Mac Pool #RJ2222 6.50% 8/1/2054[4]	582	602
	Freddie Mac Pool #RJ2298 5.50% 9/1/2054[4]	712	704
	Freddie Mac Pool #SD8463 6.00% 9/1/2054[4]	4,273	4,302
	Freddie Mac Pool #RJ2314 6.00% 9/1/2054[4]	1,110	1,122
	Freddie Mac Pool #RJ2312 6.00% 9/1/2054[4]	626	636
	Freddie Mac Pool #RJ2308 6.00% 9/1/2054[4]	580	587
	Freddie Mac Pool #RJ2306 6.00% 9/1/2054[4]	527	534
	Freddie Mac Pool #RJ2309 6.00% 9/1/2054[4]	345	348
	Freddie Mac Pool #SD8473 4.50% 11/1/2054[4]	4,859	4,572
	Freddie Mac Pool #RJ2851 4.50% 11/1/2054[4]	444	418
	Freddie Mac Pool #SD8489 4.50% 12/1/2054[4]	2,770	2,607
	Freddie Mac Pool #QX1414 5.50% 12/1/2054[4]	342	338
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M1B, (30-day Average USD-SOFR + 2.40%) 6.969% 2/25/2042[4,5,8]	1,067	1,093
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1B, (30-day Average USD-SOFR + 2.90%) 7.469% 4/25/2042[4,5,8]	441	457
	Frontier Communications Holdings, LLC 5.00% 5/1/2028[5]	25	24
	Frontier Communications Holdings, LLC 6.75% 5/1/2029[5]	2	2
	Frontier Communications Holdings, LLC 5.875% 11/1/2029	65	65
	Frontier Communications Holdings, LLC 6.00% 1/15/2030[5]	103	103
	Frontier Communications Holdings, LLC 8.625% 3/15/2031[5]	27	29
	FXI Holdings, Inc. 12.25% 11/15/2026[5]	497	475
	Garda World Security Corp. 8.375% 11/15/2032[5]	65	66
	Gartner, Inc. 3.75% 10/1/2030[5]	70	64

201	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028)[1,4,5]	USD1,394	$1,402
	Genesis Energy, LP 8.00% 1/15/2027	44	45
	Genesis Energy, LP 8.25% 1/15/2029	25	25
	Genesis Energy, LP 8.875% 4/15/2030	38	39
	Genesis Energy, LP 7.875% 5/15/2032	60	59
	GeoPark, Ltd. 5.50% 1/17/2027	4,581	4,399
	Georgia (Republic of) 2.75% 4/22/2026[5]	400	377
	Gilead Sciences, Inc. 5.25% 10/15/2033	1,342	1,347
	Gilead Sciences, Inc. 5.55% 10/15/2053	1,155	1,137
	Glatfelter Corp., Term Loan B, (3-month USD CME Term SOFR + 4.25%) 8.764% 11/4/2031[7,8]	55	55
	Global Auto Holdings PLC 11.50% 8/15/2029[5]	200	204
	GLS Auto Receivables Trust, Series 2024-4A, Class E, 7.51% 8/15/2031[4,5]	1,005	1,007
	Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026)[1]	1,080	1,022
	Goldman Sachs Group, Inc. 5.33% 7/23/2035 (USD-SOFR + 1.55% on 7/23/2034)[1]	769	755
	Government National Mortgage Assn. Pool #785813 2.50% 12/20/2051[4]	3,800	3,119
	Government National Mortgage Assn. 6.50% 1/1/2055[4,12]	1,708	1,738
	Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[4]	762	556
	Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	965	671
	Gray Television, Inc. 5.375% 11/15/2031[5]	19	10
	Greenko Dutch BV 3.85% 3/29/2026	2,766	2,690
	GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036[5]	1,645	1,626
	Group 1 Automotive, Inc. 4.00% 8/15/2028[5]	115	108
	Grupo Energia Bogota SA ESP 4.875% 5/15/2030[5]	660	630
	Gulfport Energy Operating Corp. 6.75% 9/1/2029[5]	15	15
	HAH Group Holding Co., LLC 9.75% 10/1/2031[5]	115	115
	Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.107% 3/8/2030[7,8]	9	9
	Harvest Midstream I, LP 7.50% 9/1/2028[5]	25	25
	Harvest Midstream I, LP 7.50% 5/15/2032[5]	25	25
	HCA, Inc. 5.625% 9/1/2028	120	122
	HealthEquity, Inc. 4.50% 10/1/2029[5]	80	75
	Helios Software Holdings, Inc. 8.75% 5/1/2029[5]	200	205
	Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029[4,5]	249	251
	Hess Midstream Operations, LP 5.50% 10/15/2030[5]	14	14
	Hightower Holding, LLC 6.75% 4/15/2029[5]	235	234
	Hilcorp Energy I, LP 6.00% 4/15/2030[5]	105	99
	Hilcorp Energy I, LP 6.00% 2/1/2031[5]	25	23
	Hilton Domestic Operating Co., Inc. 4.875% 1/15/2030	25	24
	Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031[5]	115	104
	Honduras (Republic of) 6.25% 1/19/2027	653	635
	Howard Hughes Corp. (The) 5.375% 8/1/2028[5]	275	268
	Howard Hughes Corp. (The) 4.125% 2/1/2029[5]	195	180
	Howard Hughes Corp. (The) 4.375% 2/1/2031[5]	120	108
	Howden UK Refinance 2 PLC 8.125% 2/15/2032[5]	200	204
	HSBC Holdings PLC 4.292% 9/12/2026 (3-month USD CME Term SOFR + 1.609% on 9/12/2025)[1]	4,172	4,155
	HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027)[1]	1,700	1,689
	HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033)[1]	2,000	2,175
	HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[1]	1,200	1,268
	HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.876% 5/10/2039[4,5,8]	396	398
	HUB International, Ltd. 7.375% 1/31/2032[5]	65	66
	HUB International, Ltd., Term Loan, (3-month USD CME Term SOFR + 3.00%) 7.367% 6/20/2030[7,8]	4	4
	Hungary (Republic of) 5.50% 3/26/2036[5]	290	272
	Husky Injection Molding Systems, Ltd. 9.00% 2/15/2029[5]	120	125
	Husky Injection Molding Systems, Ltd., Term Loan B, (6-month USD CME Term SOFR + 4.50%) 8.875% 2/15/2029[7,8]	55	55
	Hyundai Capital America 1.50% 6/15/2026[5]	2,375	2,262
	Hyundai Capital America 1.65% 9/17/2026[5]	269	255

American Funds Insurance Series	202

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	Hyundai Capital America 2.00% 6/15/2028[5]	USD600	$540
	Hyundai Capital America 6.50% 1/16/2029[5]	132	138
	Icahn Enterprises, LP 9.75% 1/15/2029	65	65
	Indonesia Asahan Aluminium (Persero) PT 5.45% 5/15/2030[5]	500	499
	Ingles Markets, Inc. 4.00% 6/15/2031[5]	130	115
	Intelsat Jackson Holdings SA 6.50% 3/15/2030[5]	63	58
	Intesa Sanpaolo SpA 7.00% 11/21/2025[5]	225	229
	Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[5]	55	51
	Iron Mountain, Inc. 5.25% 7/15/2030[5]	235	225
	Israel (State of) 3.375% 1/15/2050	1,470	955
	Israel (State of) 3.875% 7/3/2050	795	563
	Ithaca Energy (North Sea) PLC 8.125% 10/15/2029[5]	200	204
	JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026)[1]	1,243	1,194
	JPMorgan Chase & Co. 5.766% 4/22/2035 (USD-SOFR + 1.49% on 4/22/2034)[1]	575	588
	JPMorgan Chase & Co. 5.534% 11/29/2045 (USD-SOFR + 1.55% on 11/29/2044)[1]	730	713
	Kantar Group, LLC, Term Loan B2, (6-month USD CME Term SOFR + 4.50%) 9.089% 12/4/2026[7,8]	46	46
	KB Home 6.875% 6/15/2027	50	51
	Kennedy-Wilson, Inc. 4.75% 3/1/2029	20	18
	Kennedy-Wilson, Inc. 4.75% 2/1/2030	245	217
	Kodiak Gas Services, LLC 7.25% 2/15/2029[5]	10	10
	Korea Electric Power Corp. 5.375% 7/31/2026[5]	1,290	1,301
	Korea Gas Corp. 5.00% 7/8/2029[5]	225	225
	KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1-month USD CME Term SOFR + 1.542%) 6.115% 12/15/2039[4,5,8]	1,243	1,243
	LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[4,5]	16	16
	LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/2027[4,5]	651	653
	LAD Auto Receivables Trust, Series 2023-4, Class B, 6.39% 10/16/2028[4,5]	194	198
	LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52% 3/15/2029[4,5]	219	218
	Lamar Media Corp. 3.75% 2/15/2028	10	9
	Lamar Media Corp. 3.625% 1/15/2031	120	106
	Lamb Weston Holdings, Inc. 4.125% 1/31/2030[5]	30	27
	LATAM Airlines Group SA 7.875% 4/15/2030[5]	25	25
	LCM Investments Holdings II, LLC 4.875% 5/1/2029[5]	110	103
	LCM Investments Holdings II, LLC 8.25% 8/1/2031[5]	40	42
	Levi Strauss & Co. 3.50% 3/1/2031[5]	115	101
	LGI Homes, Inc. 8.75% 12/15/2028[5]	155	163
	Light and Wonder International, Inc. 7.00% 5/15/2028[5]	20	20
	Lindblad Expeditions, LLC 6.75% 2/15/2027[5]	5	5
	Live Nation Entertainment, Inc. 4.75% 10/15/2027[5]	130	126
	Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[1]	7,000	6,698
	Lockheed Martin Corp. 5.20% 2/15/2064	309	287
	LPL Holdings, Inc. 4.375% 5/15/2031[5]	135	125
	LSB Industries, Inc. 6.25% 10/15/2028[5]	90	87
	Magnetite CLO, Ltd., Series 2019-22, Class ARR, (3-month USD CME Term SOFR + 1.25%) 5.906% 7/15/2036[4,5,8]	563	563
	Marriott International, Inc. 2.75% 10/15/2033	5	4
	Marriott Ownership Resorts, Inc. 4.50% 6/15/2029[5]	45	42
	Marsh & McLennan Companies, Inc. 5.70% 9/15/2053	282	283
	Mastercard, Inc. 2.00% 11/18/2031	600	499
	Matador Resources Co. 6.50% 4/15/2032[5]	50	50
	Matador Resources Co. 6.25% 4/15/2033[5]	45	44
	Medline Borrower, LP 5.25% 10/1/2029[5]	40	39
	Medline Borrower, LP, Term Loan, (3-month USD CME Term SOFR + 2.25%) 6.607% 10/23/2028[7,8]	49	50
	MEG Energy Corp. 5.875% 2/1/2029[5]	30	29
	Meituan 2.125% 10/28/2025	1,730	1,689
	Melco Resorts Finance, Ltd. 5.25% 4/26/2026[5]	1,528	1,507
	Melco Resorts Finance, Ltd. 5.625% 7/17/2027[5]	873	846
	Methanex Corp. 5.125% 10/15/2027	55	54
	Methanex Corp. 5.25% 12/15/2029	5	5

203	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028)[1,4,5]	USD1,521	$1,535
	MGM Resorts International 5.50% 4/15/2027	90	90
	Microchip Technology, Inc. 5.05% 2/15/2030	709	704
	Mileage Plus Holdings, LLC 6.50% 6/20/2027[5]	37	38
	Mineral Resources, Ltd. 8.00% 11/1/2027[5]	155	159
	Mineral Resources, Ltd. 9.25% 10/1/2028[5]	85	89
	Minerva Luxembourg SA 8.875% 9/13/2033	2,666	2,769
	Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[4,5]	761	766
	Mission Lane Credit Card Master Trust, Series 2023-A, Class B, 8.15% 7/17/2028[4,5]	225	227
	Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029[4,5]	1,094	1,101
	Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029[4,5]	539	542
	Molina Healthcare, Inc. 4.375% 6/15/2028[5]	80	76
	Molina Healthcare, Inc. 3.875% 11/15/2030[5]	75	67
	Molina Healthcare, Inc. 6.25% 1/15/2033[5]	75	74
	Moog, Inc. 4.25% 12/9/2027[5]	120	115
	Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026)[1]	2,164	2,075
	Morgan Stanley 1.794% 2/15/2032 (USD-SOFR + 1.034% on 2/13/2031)[1]	1,433	1,170
	Morgan Stanley Bank, NA 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029)[1]	3,700	3,622
	MSCI, Inc. 3.625% 11/1/2031[5]	210	189
	MSWF Commercial Mortgage Trust, Series 2023-2, Class A5, 6.014% 12/15/2056[4,8]	336	354
	Multi Family Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 7.319% 7/25/2054[4,5,8]	502	507
	Murphy Oil Corp. 6.00% 10/1/2032	25	24
	Murphy Oil USA, Inc. 4.75% 9/15/2029	48	46
	MV24 Capital BV 6.748% 6/1/2034	1,053	999
	Nabors Industries, Inc. 7.375% 5/15/2027[5]	55	55
	Nabors Industries, Inc. 9.125% 1/31/2030[5]	160	163
	National Australia Bank, Ltd. 5.181% 6/11/2034[5]	1,250	1,254
	Nationstar Mortgage Holdings, Inc. 5.125% 12/15/2030[5]	135	126
	Navient Corp. 5.00% 3/15/2027	45	44
	Navient Corp. 4.875% 3/15/2028	145	138
	NCR Atleos Corp., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.397% 4/16/2029[7,8]	23	23
	NCR Voyix Corp. 5.125% 4/15/2029[5]	38	36
	New York Life Global Funding 1.20% 8/7/2030[5]	2,725	2,244
	New York Life Global Funding 5.00% 1/9/2034[5]	1,500	1,483
	New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068[4,5,8]	575	530
	NewCo Holding USD 20 SARL 9.375% 11/7/2029[5]	200	199
	Newell Brands, Inc. 5.70% 4/1/2026	50	50
	Nexstar Media, Inc. 4.75% 11/1/2028[5]	165	154
	NFE Financing, LLC 12.00% 11/15/2029[5]	639	672
	NGL Energy Operating, LLC 8.125% 2/15/2029[5]	55	56
	NGL Energy Operating, LLC 8.375% 2/15/2032[5]	70	71
	Norfolk Southern Corp. 5.35% 8/1/2054	496	473
	Northern Oil and Gas, Inc. 8.125% 3/1/2028[5]	150	152
	NOVA Chemicals Corp. 5.25% 6/1/2027[5]	20	19
	NOVA Chemicals Corp. 9.00% 2/15/2030[5]	90	95
	Novelis Corp. 4.75% 1/30/2030[5]	80	74
	Novelis Corp. 3.875% 8/15/2031[5]	20	17
	NuStar Logistics, LP 5.625% 4/28/2027	80	79
	Occidental Petroleum Corp. 6.375% 9/1/2028	54	56
	OCP SA 3.75% 6/23/2031	500	432
	Oleoducto Central SA 4.00% 7/14/2027	879	832
	OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031[4,5]	269	272
	OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031[4,5]	120	122
	ONEOK, Inc. 5.80% 11/1/2030	69	71
	ONEOK, Inc. 6.05% 9/1/2033	514	529
	ONEOK, Inc. 6.625% 9/1/2053	290	305
	OneSky Flight, LLC 8.875% 12/15/2029[5]	35	35
	Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028)[1,4,5]	915	921

American Funds Insurance Series	204

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028)[1,4,5]	USD1,776	$1,791
	Open Text Corp. 3.875% 2/15/2028[5]	25	24
	Option Care Health, Inc. 4.375% 10/31/2029[5]	25	23
	Oracle Corp. 2.65% 7/15/2026	2,327	2,258
	Oracle Corp. 3.25% 11/15/2027	1,880	1,808
	Oracle Corp. 3.95% 3/25/2051	22	16
	Orange 9.00% 3/1/2031[1]	2,434	2,900
	Osaic Holdings, Inc. 10.75% 8/1/2027[5]	256	266
	Owens & Minor, Inc. 6.625% 4/1/2030[5]	40	38
	Pacific Gas and Electric Co. 3.15% 1/1/2026	3,000	2,949
	Pacific Gas and Electric Co. 4.65% 8/1/2028	542	535
	Pacific Gas and Electric Co. 6.40% 6/15/2033	1,500	1,582
	Pacific Gas and Electric Co. 3.30% 8/1/2040	4,525	3,389
	PacifiCorp 5.45% 2/15/2034	350	348
	PacifiCorp 3.30% 3/15/2051	150	98
	PacifiCorp 2.90% 6/15/2052	280	167
	PacifiCorp 5.35% 12/1/2053	525	483
	PacifiCorp 5.50% 5/15/2054	980	917
	PacifiCorp 5.80% 1/15/2055	500	486
	Panama (Republic of) 3.75% 4/17/2026	465	450
	Panama (Republic of) 7.50% 3/1/2031	415	421
	Panama (Republic of) 6.40% 2/14/2035	850	774
	Panama (Republic of) 8.00% 3/1/2038	755	759
	Panama (Republic of) 7.875% 3/1/2057	4,365	4,223
	Park Intermediate Holdings, LLC 4.875% 5/15/2029[5]	65	61
	Park Intermediate Holdings, LLC 7.00% 2/1/2030[5]	55	56
	Party City Holdings, Inc. 12.00% PIK 1/11/2029[5,6,11]	2	—
	Performance Food Group, Inc. 5.50% 10/15/2027[5]	11	11
	Permian Resources Operating, LLC 9.875% 7/15/2031[5]	5	6
	Permian Resources Operating, LLC 7.00% 1/15/2032[5]	25	25
	Permian Resources Operating, LLC 6.25% 2/1/2033[5]	106	105
	Petroleos Mexicanos 4.25% 1/15/2025	261	260
	Petroleos Mexicanos 6.875% 10/16/2025	946	944
	Petroleos Mexicanos 6.875% 8/4/2026	638	627
	Petroleos Mexicanos 6.49% 1/23/2027	5,999	5,823
	Petroleos Mexicanos 6.50% 3/13/2027	6,200	5,999
	Petroleos Mexicanos 6.84% 1/23/2030	8,494	7,766
	Petroleos Mexicanos 5.95% 1/28/2031	65	55
	Petroleos Mexicanos 6.70% 2/16/2032	779	678
	Petroleos Mexicanos 6.95% 1/28/2060	55	38
	Petrorio Luxembourg Holding SARL 6.125% 6/9/2026	910	907
	Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	2,128	2,069
	Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	188	176
	PG&E Corp. 5.00% 7/1/2028	385	376
	PG&E Corp. 5.25% 7/1/2030	175	171
	PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030)[1]	145	149
	Philip Morris International, Inc. 5.125% 11/17/2027	315	319
	Philip Morris International, Inc. 2.10% 5/1/2030	634	548
	Philip Morris International, Inc. 5.75% 11/17/2032	1,554	1,599
	Philip Morris International, Inc. 5.375% 2/15/2033	1,382	1,385
	PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034)[1]	375	380
	POSCO Holdings, Inc. 4.875% 1/23/2027[5]	510	509
	Post Holdings, Inc. 5.50% 12/15/2029[5]	80	78
	Post Holdings, Inc. 4.625% 4/15/2030[5]	444	410
	Post Holdings, Inc. 6.25% 2/15/2032[5]	33	33
	Prestige Brands, Inc. 3.75% 4/1/2031[5]	120	105
	Procter & Gamble Co. 3.00% 3/25/2030	338	312
	PT Bank Negara Indonesia (Persero) Tbk 4.30% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.466% on 3/24/2027)[1]	2,755	2,634

205	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	PT Freeport Indonesia 5.315% 4/14/2032	USD449	$438
	Radiology Partners, Inc. 3.50% PIK and 4.275% Cash 1/31/2029[5,11]	175	173
	Radiology Partners, Inc. 9.898% PIK 2/15/2030[5,11]	269	251
	Radiology Partners, Inc., Term Loan B, 1.50% PIK and 8.275% Cash 1/31/2029[7,8,11]	9	9
	Raizen Fuels Finance SA 6.45% 3/5/2034[5]	910	900
	Range Resources Corp. 4.75% 2/15/2030[5]	145	136
	Reworld Holding Corp. 4.875% 12/1/2029[5]	25	23
	RHP Hotel Properties, LP 7.25% 7/15/2028[5]	80	83
	RHP Hotel Properties, LP 4.50% 2/15/2029[5]	90	85
	RLJ Lodging Trust, LP 4.00% 9/15/2029[5]	25	23
	Roller Bearing Company of America, Inc. 4.375% 10/15/2029[5]	20	19
	Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[5]	75	75
	Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033[5]	90	90
	Ryan Specialty Group, LLC 4.375% 2/1/2030[5]	45	42
	Ryan Specialty, LLC 5.875% 8/1/2032[5]	20	20
	SAEL, Ltd. 7.80% 7/31/2031[5]	630	630
	Sally Holdings, LLC 6.75% 3/1/2032	107	107
	San Miguel Global Power Holdings Corp. 8.75% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 7.732% on 9/12/2029)[1]	1,870	1,943
	Sands China, Ltd. 5.40% 8/8/2028	2,710	2,681
	Sands China, Ltd. 3.25% 8/8/2031	930	797
	Santander Holdings USA, Inc. 3.244% 10/5/2026	3,750	3,641
	Sasol Financing USA, LLC 8.75% 5/3/2029[2]	1,330	1,351
	Sats Treasury Pte., Ltd. 4.828% 1/23/2029	350	348
	Saturn Oil & Gas, Inc. 9.625% 6/15/2029[5]	70	68
	Saudi Arabian Oil Co. 5.75% 7/17/2054[5]	1,040	974
	Scentre Group Trust 1 3.50% 2/12/2025[5]	210	210
	Scentre Group Trust 1 3.75% 3/23/2027[5]	110	107
	Scientific Games Holdings, LP 6.625% 3/1/2030[5]	46	44
	SCIH Salt Holdings, Inc. 4.875% 5/1/2028[5]	115	108
	Sealed Air Corp. 6.125% 2/1/2028[5]	180	181
	Sealed Air Corp. 6.50% 7/15/2032[5]	123	123
	Serbia (Republic of) 6.25% 5/26/2028[5]	740	753
	Service Corp. International 5.75% 10/15/2032	35	34
	Service Properties Trust 8.625% 11/15/2031[5]	60	63
	ServiceNow, Inc. 1.40% 9/1/2030	756	629
	Simmons Foods, Inc. 4.625% 3/1/2029[5]	160	148
	Sirius XM Radio, LLC 3.125% 9/1/2026[5]	50	48
	Sirius XM Radio, LLC 4.00% 7/15/2028[5]	195	180
	Sirius XM Radio, LLC 4.125% 7/1/2030[5]	39	34
	Sirius XM Radio, LLC 3.875% 9/1/2031[5]	111	93
	SK hynix, Inc. 1.50% 1/19/2026	563	543
	SM Energy Co. 6.50% 7/15/2028	45	45
	SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 6.148% 11/15/2052[4,5,8]	615	623
	SMRC Automotive Holdings Netherlands BV 5.625% 7/11/2029[5]	595	595
	Sonic Automotive, Inc. 4.625% 11/15/2029[5]	45	42
	Sonic Automotive, Inc. 4.875% 11/15/2031[5]	20	18
	Southern California Edison Co. 2.85% 8/1/2029	200	183
	Southern California Edison Co. 3.65% 2/1/2050	1,700	1,216
	Spirit AeroSystems, Inc. 9.75% 11/15/2030[5]	71	79
	Spirit AeroSystems, Inc., Term Loan, (3-month CME Term SOFR + 4.25%) 9.085% 1/15/2027[7,8]	5	5
	Sprint, LLC 7.625% 3/1/2026	130	133
	Stagwell Global, LLC 5.625% 8/15/2029[5]	115	110
	Station Casinos, LLC 6.625% 3/15/2032[5]	35	35
	Stillwater Mining Co. 4.00% 11/16/2026[2]	2,090	1,986
	Sunoco, LP 7.00% 5/1/2029[5]	30	31
	Sunoco, LP 4.50% 5/15/2029	290	274
	Sunoco, LP 4.50% 4/30/2030	35	32
	Surgery Center Holdings, Inc. 7.25% 4/15/2032[5]	45	46
	Talen Energy Supply, LLC 8.625% 6/1/2030[5]	69	74

American Funds Insurance Series	206

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.50%) 7.023% 5/17/2030[7,8]	USD44	$45
	Talos Production, Inc. 9.00% 2/1/2029[5]	15	15
	Talos Production, Inc. 9.375% 2/1/2031[5]	55	56
	Tencent Holdings, Ltd. 3.24% 6/3/2050[5]	3,450	2,292
	Tenet Healthcare Corp. 6.125% 10/1/2028	25	25
	Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	240	235
	TGS ASA 8.50% 1/15/2030[5]	200	205
	Tierra Mojada Luxembourg II SARL 5.75% 12/1/2040	1,414	1,295
	T-Mobile USA, Inc. 2.40% 3/15/2029	1,079	972
	T-Mobile USA, Inc. 5.65% 1/15/2053	1,400	1,356
	Toronto-Dominion Bank (The) 4.783% 12/17/2029	424	418
	TransDigm, Inc. 5.50% 11/15/2027	45	44
	TransDigm, Inc. 4.875% 5/1/2029	80	76
	TransDigm, Inc. 6.875% 12/15/2030[5]	85	86
	TransDigm, Inc. 6.625% 3/1/2032[5]	45	45
	Transocean Poseidon, Ltd. 6.875% 2/1/2027[5]	45	45
	Transocean Titan Financing, Ltd. 8.375% 2/1/2028[5]	102	104
	Transocean, Inc. 8.75% 2/15/2030[5]	34	35
	Transocean, Inc. 6.80% 3/15/2038	35	29
	Treehouse Park Improvement Association No.1 9.75% 12/1/2033[5,6]	94	94
	Tricon Residential Trust, Series 2023-SFR1, Class B, 5.10% 7/17/2040[4,5]	251	249
	Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040[4,5]	100	98
	Triumph Group, Inc. 9.00% 3/15/2028[5]	57	59
	Truist Insurance Holdings, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.079% 5/6/2032[7,8]	124	127
	Turkey (Republic of) 7.125% 7/17/2032	1,360	1,351
	U.S. Treasury 4.25% 1/31/2026	1,202	1,202
	U.S. Treasury 4.50% 4/15/2027	1,630	1,639
	U.S. Treasury 1.125% 8/31/2028	2,155	1,923
	U.S. Treasury 4.25% 2/28/2029	109	109
	U.S. Treasury 4.125% 3/31/2029	24	24
	U.S. Treasury 4.625% 4/30/2029	13	13
	U.S. Treasury 4.00% 7/31/2029	347	342
	U.S. Treasury 3.50% 9/30/2029	399	384
	U.S. Treasury 4.125% 10/31/2029	328	324
	U.S. Treasury 4.125% 11/30/2031	704	689
	U.S. Treasury 3.875% 8/15/2034	540	511
	U.S. Treasury 4.25% 11/15/2034[13]	21,744	21,192
	U.S. Treasury 1.75% 8/15/2041	4,650	3,015
	U.S. Treasury 4.75% 11/15/2043[13]	2,650	2,619
	U.S. Treasury 4.625% 5/15/2044	1,210	1,174
	U.S. Treasury 3.00% 8/15/2048[13]	5,045	3,691
	U.S. Treasury 1.25% 5/15/2050[13]	1,625	772
	U.S. Treasury 4.75% 11/15/2053[13]	5,509	5,459
	U.S. Treasury 4.25% 2/15/2054	681	622
	U.S. Treasury 4.625% 5/15/2054[13]	5,926	5,769
	U.S. Treasury Inflation-Protected Security 0.125% 7/15/2026[3]	824	805
	U.S. Treasury Inflation-Protected Security 2.375% 10/15/2028[3,13]	10,400	10,566
	U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[3]	3,431	1,890
	U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053[3]	180	145
	UKG, Inc. 6.875% 2/1/2031[5]	77	78
	Uniform Mortgage-Backed Security 3.50% 1/1/2055[4,12]	3,098	2,740
	Uniform Mortgage-Backed Security 4.50% 1/1/2055[4,12]	2,424	2,280
	Uniform Mortgage-Backed Security 6.00% 1/1/2055[4,12]	129	130
	Uniform Mortgage-Backed Security 4.50% 2/1/2055[4,12]	2,984	2,806
	United Mexican States 6.00% 5/7/2036	970	915
	United Mexican States 6.338% 5/4/2053	425	380
	United Natural Foods, Inc. 6.75% 10/15/2028[5]	85	84
	United Rentals (North America), Inc. 3.875% 2/15/2031	130	116
	Univision Communications, Inc. 8.00% 8/15/2028[5]	110	112
	Univision Communications, Inc. 4.50% 5/1/2029[5]	250	224

207	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	US Foods, Inc. 4.625% 6/1/2030[5]	USD35	$33
	Vail Resorts, Inc. 6.50% 5/15/2032[5]	20	20
	Valvoline, Inc. 3.625% 6/15/2031[5]	85	73
	Velocity Vehicle Group, LLC 8.00% 6/1/2029[5]	30	31
	Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 8.00% PIK and 7.286% Cash 1/16/2026[7,8,11]	31	31
	Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 8.00% PIK and 7.304% Cash 10/10/2028[7,8,11]	52	51
	Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[5]	35	32
	Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[5]	31	31
	Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[5]	110	99
	Venture Global LNG, Inc. 8.125% 6/1/2028[5]	80	83
	Veralto Corp. 5.35% 9/18/2028	2,900	2,938
	Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028)[1,4,5]	739	745
	Verus Securitization Trust, Series 2024-9, Class A1, 5.493% 11/25/2069[4,5,8]	898	902
	VICI Properties, LP 4.375% 5/15/2025	1,563	1,560
	VZ Secured Financing BV 5.00% 1/15/2032[5]	200	177
	W&T Offshore, Inc. 11.75% 2/1/2026[5]	55	56
	Wand NewCo 3, Inc. 7.625% 1/30/2032[5]	35	36
	Warrior Met Coal, Inc. 7.875% 12/1/2028[5]	71	74
	WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026[5]	200	199
	Waste Management, Inc. 3.875% 1/15/2029[5]	50	48
	Weatherford International, Ltd. 8.625% 4/30/2030[5]	93	96
	Wells Fargo & Co. 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)[1]	4,698	4,558
	Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[1]	1,600	1,337
	WESCO Distribution, Inc. 7.25% 6/15/2028[5]	200	204
	WESCO Distribution, Inc. 6.625% 3/15/2032[5]	150	153
	Western Midstream Operating, LP 3.10% 2/1/2025	85	85
	Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[4,5]	234	234
	Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/2028[4,5]	60	60
	Westpac Banking Corp. 2.894% 2/4/2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[1]	1,250	1,247
	Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032[4,5]	146	146
	WMG Acquisition Corp. 3.75% 12/1/2029[5]	110	101
	WMG Acquisition Corp. 3.875% 7/15/2030[5]	135	123
	WMG Acquisition Corp. 3.00% 2/15/2031[5]	80	70
	Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (11.875% on 6/23/2025)[1,2,6,11]	105	106
	Wynn Resorts Finance, LLC 7.125% 2/15/2031[5]	43	45
	Ziggo BV 4.875% 1/15/2030[5]	300	276
			702,776
	Total bonds, notes & other debt instruments (cost: $1,497,056,000)		1,389,293
Preferred securities 0.01%		Shares
U.S. dollars 0.01%
	ACR III LSC Holdings, LLC, Series B, preferred shares[5,6,14]	48	84
	Total preferred securities (cost: $50,000)		84
Common stocks 0.13%
U.S. dollars 0.13%
	Constellation Oil Services Holding SA6,14	3,958,477	1,611
	Altera Infrastructure, LP6,14	1,441	116
	Venator Materials PLC[6,14]	232	92
	New Fortress Energy, Inc., Class A15	4,094	62
	WeWork, Inc.[6,14]	968	13
	Bighorn Permian Resources, LLC[6]	531	— [9]
	Party City Holdco, Inc.[6,14]	80	— [9]

American Funds Insurance Series	208

Capital World Bond Fund® (continued)
Common stocks (continued)		Shares	Value (000)
U.S. dollars (continued)
Party City Holdco, Inc.[5,6,14]		1	$— [9]
Endo, Inc., 1L 6.125% Escrow[6,14]		205,000	— [9]
SVB Financial Group, Class C, Trust Units[6,14]		480	— [9]
Total common stocks (cost: $2,075,000)			1,894
Investment funds 1.46%
Capital Group Central Corporate Bond Fund[16]		2,550,913	21,147
Total investment funds (cost: $19,944,000)			21,147
Short-term securities 2.49%
Money market investments 1.60%
Capital Group Central Cash Fund 4.50%[16,17]		232,089	23,214
	Weighted average yield at acquisition	Principal amount (000)
Bills & notes of governments & government agencies outside the U.S. 0.89%
Egypt (Arab Republic of) 3/11/2025	21.301%	EGP94,475	1,771
Egypt (Arab Republic of) 3/18/2025	21.290	407,450	7,597
Nigeria (Republic of) 2/11/2025	18.000	NGN358,095	225
Nigeria (Republic of) 2/20/2025	17.782	477,455	299
Nigeria (Republic of) 2/25/2025	18.045	1,433,311	896
Nigeria (Republic of) 3/6/2025	17.824	1,609,737	1,000
Nigeria (Republic of) 3/13/2025	17.900	636,615	394
Nigeria (Republic of) 3/27/2025	18.586	1,001,782	615
			12,797
Total short-term securities (cost: $36,907,000)			36,011
Options purchased (equity style) 0.00%
Options purchased (equity style)*			1
Total options purchased (equity style) (cost: $19,000)			1
Total investment securities 100.02% (cost: $1,556,051,000)			1,448,430
Total options written† (0.01)% (premium received: $19,000)			(79)
Other assets less liabilities (0.01)%			(114)
Net assets 100.00%			$1,448,237
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 12/31/2024 (000)
Call
3 Month SOFR Futures Option	7	6/13/2025	USD97.00	USD1,750	$1

209	American Funds Insurance Series

Capital World Bond Fund® (continued)
*Options purchased (equity style) (continued)

Options on foreign currencies
Description	Counterparty	Expiration date	Exercise price	Notional amount (000)	Value at 12/31/2024 (000)
Put
PUT USD/CAD FX Option	Bank of America	1/30/2025	CAD1.36	USD4,385	$— [9]
†Options written (equity style)

Options on foreign currencies
Description	Counterparty	Expiration date	Exercise price	Notional amount (000)	Value at 12/31/2024 (000)
Call
CALL USD/CAD FX Option	Bank of America	1/30/2025	CAD1.42	USD(4,385)	$(79)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2024 (000)
3 Month SONIA Futures	Long	141	3/17/2026	USD42,327	$(64)
2 Year Italy Government Bond Futures	Short	24	3/10/2025	(2,670)	11
2 Year Euro-Schatz Futures	Short	147	3/10/2025	(16,291)	39
2 Year U.S. Treasury Note Futures	Long	209	4/3/2025	42,972	(18)
3 Year Australian Treasury Bond Futures	Short	1	3/18/2025	(66)	— [9]
5 Year Euro-Bobl Futures	Long	516	3/10/2025	62,996	(791)
5 Year U.S. Treasury Note Futures	Long	886	4/3/2025	94,186	(585)
10 Year Italy Government Bond Futures	Long	174	3/10/2025	21,625	(523)
10 Year French Government Bond Futures	Long	21	3/10/2025	2,684	(54)
10 Year Euro-Bund Futures	Short	380	3/10/2025	(52,525)	1,198
10 Year Australian Treasury Bond Futures	Long	3	3/17/2025	210	(3)
10 Year Japanese Government Bond Futures	Short	30	3/21/2025	(27,055)	126
10 Year UK Gilt Futures	Long	115	3/31/2025	13,304	(342)
10 Year Ultra U.S. Treasury Note Futures	Long	98	3/31/2025	10,909	(70)
10 Year U.S. Treasury Note Futures	Short	208	3/31/2025	(22,620)	382
20 Year U.S. Treasury Note Futures	Long	172	3/31/2025	19,581	(545)
30 Year Euro-Buxl Futures	Long	17	3/10/2025	2,336	(141)
30 Year Ultra U.S. Treasury Bond Futures	Long	91	3/31/2025	10,821	(548)
					$(1,928)

American Funds Insurance Series	210

Capital World Bond Fund® (continued)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	2,436	EUR	2,310	UBS AG	1/8/2025	$42
JPY	841,030	USD	5,447	BNP Paribas	1/8/2025	(96)
EUR	40,091	USD	42,262	Morgan Stanley	1/8/2025	(720)
CNH	66,687	USD	9,219	Standard Chartered Bank	1/9/2025	(131)
USD	19,662	BRL	114,927	JPMorgan Chase	1/10/2025	1,096
USD	13,729	KRW	19,528,504	Morgan Stanley	1/10/2025	504
USD	4,164	IDR	66,363,359	Citibank	1/10/2025	61
USD	3,902	INR	331,490	UBS AG	1/10/2025	35
USD	693	CLP	673,750	Morgan Stanley	1/10/2025	16
COP	2,800,000	USD	633	Morgan Stanley	1/10/2025	2
BRL	8,510	USD	1,373	Citibank	1/10/2025	2
BRL	8,780	USD	1,421	Morgan Stanley	1/10/2025	(3)
BRL	5,535	USD	905	Morgan Stanley	1/10/2025	(11)
BRL	9,390	USD	1,532	BNP Paribas	1/10/2025	(15)
BRL	9,540	USD	1,566	BNP Paribas	1/10/2025	(25)
INR	231,720	USD	2,731	Citibank	1/10/2025	(28)
INR	218,996	USD	2,587	HSBC Bank	1/10/2025	(32)
JPY	1,720,965	USD	11,598	UBS AG	1/10/2025	(647)
USD	3,863	EUR	3,660	Citibank	1/14/2025	69
USD	1,038	EUR	980	Barclays Bank PLC	1/14/2025	23
EUR	1,580	USD	1,649	Citibank	1/14/2025	(12)
AUD	4,100	USD	2,629	HSBC Bank	1/14/2025	(91)
CNH	304,407	USD	41,936	UBS AG	1/14/2025	(448)
USD	1,585	HUF	619,035	Citibank	1/15/2025	27
HUF	1,284,310	EUR	3,103	Citibank	1/15/2025	14
EUR	3,240	PLN	13,860	Standard Chartered Bank	1/15/2025	4
USD	245	PLN	1,000	HSBC Bank	1/15/2025	4
CZK	47,290	EUR	1,882	Standard Chartered Bank	1/15/2025	(7)
CZK	18,000	USD	758	Standard Chartered Bank	1/15/2025	(18)
EUR	1,250	USD	1,316	Citibank	1/15/2025	(21)
MXN	32,240	USD	1,594	UBS AG	1/15/2025	(52)
THB	190,470	USD	5,612	Citibank	1/15/2025	(67)
MXN	85,310	USD	4,201	Bank of New York Mellon	1/15/2025	(121)
USD	14,562	GBP	11,420	HSBC Bank	1/16/2025	267
JPY	308,183	USD	2,067	Morgan Stanley	1/16/2025	(104)
GBP	8,290	USD	10,575	Barclays Bank PLC	1/16/2025	(198)
USD	14,088	JPY	2,159,605	UBS AG	1/17/2025	335
USD	10,372	DKK	73,090	Standard Chartered Bank	1/17/2025	211
USD	4,978	NZD	8,532	Standard Chartered Bank	1/17/2025	204
USD	5,205	CHF	4,550	UBS AG	1/17/2025	182
USD	10,656	EUR	10,150	Citibank	1/17/2025	134
USD	4,114	NOK	45,865	BNP Paribas	1/17/2025	85
PLN	20,540	EUR	4,794	HSBC Bank	1/17/2025	1
TRY	7,670	USD	212	Standard Chartered Bank	1/17/2025	1
DKK	46,980	EUR	6,301	Standard Chartered Bank	1/17/2025	— [9]
NZD	730	USD	411	UBS AG	1/17/2025	(2)
MYR	10,480	USD	2,353	Standard Chartered Bank	1/17/2025	(13)
EUR	1,217	USD	1,281	Morgan Stanley	1/17/2025	(20)
CHF	2,790	USD	3,195	Standard Chartered Bank	1/17/2025	(115)
ZAR	60,730	USD	3,359	Standard Chartered Bank	1/17/2025	(146)
CAD	14,583	USD	10,300	Morgan Stanley	1/17/2025	(148)
JPY	4,049,184	USD	26,775	Morgan Stanley	1/17/2025	(988)
CHF	4,645	USD	5,178	Morgan Stanley	1/22/2025	(46)
USD	8,223	GBP	6,475	Morgan Stanley	1/23/2025	119
EUR	5,100	CAD	7,600	UBS AG	1/23/2025	(4)
SGD	1,400	USD	1,043	Standard Chartered Bank	1/23/2025	(17)

211	American Funds Insurance Series

Capital World Bond Fund® (continued)
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Currency purchased (000)		Currency sold (000)
EUR	34,205	USD	35,984	Morgan Stanley	1/23/2025	$(519)
USD	9,213	NZD	15,964	HSBC Bank	1/24/2025	280
USD	5,055	AUD	7,936	HSBC Bank	1/24/2025	143
USD	3,361	GBP	2,650	Goldman Sachs	1/24/2025	44
USD	3,402	EUR	3,240	HSBC Bank	1/24/2025	43
NZD	666	USD	375	UBS AG	1/24/2025	(2)
NZD	929	USD	526	UBS AG	1/24/2025	(6)
CHF	612	USD	688	Citibank	1/24/2025	(12)
NOK	5,785	USD	521	UBS AG	1/24/2025	(13)
CAD	3,020	USD	2,125	Goldman Sachs	1/24/2025	(23)
SEK	32,900	USD	3,008	Standard Chartered Bank	1/24/2025	(31)
CNH	37,010	USD	5,081	Bank of America	1/24/2025	(36)
CNH	68,268	USD	9,382	Citibank	1/24/2025	(76)
USD	5,243	MXN	106,691	Morgan Stanley	1/27/2025	152
CAD	3,225	USD	2,329	HSBC Bank	2/10/2025	(82)
USD	4,013	JPY	594,510	HSBC Bank	3/6/2025	206
USD	3,954	JPY	588,629	UBS AG	3/10/2025	182
USD	1,057	JPY	159,761	Bank of America	3/10/2025	33
USD	4,405	CAD	6,285	Citibank	3/19/2025	20
NZD	855	USD	482	UBS AG	3/19/2025	(3)
NZD	5,405	USD	3,062	UBS AG	3/19/2025	(35)
USD	3,362	BRL	17,410	Citibank	4/1/2025	586
						$(57)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
6-month CZK-PRIBOR	Semi-annual	3.875%	Annual	2/14/2026	CZK83,740	$(3)	$—	$(3)
5.298%	Annual	6-month PLN-WIBOR	Semi-annual	2/14/2026	PLN14,940	(12)	—	(12)
4.254%	Annual	SONIA	Annual	5/9/2027	GBP4,083	3	—	3
3.5175%	Annual	SOFR	Annual	8/15/2027	USD24,180	(332)	—	(332)
3.968%	Annual	SONIA	Annual	2/16/2029	GBP13,830	(78)	—	(78)
6-month EURIBOR	Semi-annual	2.8272%	Annual	6/18/2029	EUR5,930	(152)	—	(152)
3.4928%	Annual	SONIA	Annual	8/6/2029	GBP5,260	(156)	—	(156)
SOFR	Annual	3.4705%	Annual	2/10/2030	USD16,910	445	—	445
2.4475%	Annual	6-month EURIBOR	Semi-annual	11/11/2034	EUR5,770	41	—	41
SONIA	Annual	3.9322%	Annual	2/16/2054	GBP3,550	222	—	222
6-month EURIBOR	Semi-annual	2.2377%	Annual	11/11/2054	EUR2,310	(38)	—	(38)
						$(60)	$—	$(60)

American Funds Insurance Series	212

Capital World Bond Fund® (continued)
Swap contracts (continued)

Interest rate swaps (continued)
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
11.22441676%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	BRL30,865	$(456)	$—	$(456)
12.215%	At maturity	BZDIOVER	At maturity	Bank of America	1/4/2027	BRL44,390	(462)	—	(462)
11.91%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	BRL79,860	(903)	—	(903)
11.405%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	BRL100,270	(1,299)	—	(1,299)
11.495%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	BRL35,980	(875)	—	(875)
10.045%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL55,145	(1,942)	—	(1,942)
							$(5,937)	$—	$(5,937)
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
CDX.NA.HY.43	5.00%	Quarterly	12/20/2029	USD26,605	$(2,053)	$(1,971)	$(82)
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount[18] (000)	Value at 12/31/2024[19] (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
CDX.NA.IG.43	1.00%	Quarterly	12/20/2029	USD84,212	$1,881	$1,912	$(31)
Investments in affiliates16

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Investment funds 1.46%
Capital Group Central Corporate Bond Fund	$52,692	$1,410	$31,216	$689	$(2,428)	$21,147	$1,410
Short-term securities 1.60%
Money market investments 1.60%
Capital Group Central Cash Fund 4.50%[17]	177,300	535,010	689,124	11	17	23,214	8,081
Total 3.06%				$700	$(2,411)	$44,361	$9,491

213	American Funds Insurance Series

Capital World Bond Fund® (continued)
Restricted securities2

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Bank of America Corp. 3.648% 3/31/2029 (3-month EUR-EURIBOR + 3.67% on 3/31/2028)[1]	5/19/2020	$5,826	$5,298	.36%
Goldman Sachs Group, Inc. 3.375% 3/27/2025	5/19/2020	5,478	5,182.36
Stillwater Mining Co. 4.00% 11/16/2026	1/26/2024-2/20/2024	1,931	1,986.14
Metropolitan Life Global Funding I 0.55% 6/16/2027	12/11/2023	2,012	1,975.13
Sasol Financing USA, LLC 8.75% 5/3/2029	7/18/2023-2/16/2024	1,339	1,351.09
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (11.875% on 6/23/2025)[1,6,11]	6/23/2023	103	106.01
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.645% 9/13/2029[7,8]	9/13/2023	94	96.01
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.645% 9/13/2029[7,8]	9/13/2023-12/13/2024	7	7	.00 [20]
Total		$16,790	$16,001	1.10%

[1]	Step bond; coupon rate may change at a later date.
[2]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $16,001,000, which represented 1.10% of the net assets of the fund.

[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $119,008,000, which represented 8.22% of the net assets of the fund.

[6]	Value determined using significant unobservable inputs.
[7]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $2,138,000, which represented .15% of the net assets of the fund.

[8]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[9]	Amount less than one thousand.
[10]	Scheduled interest and/or principal payment was not received.
[11]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[12]	Purchased on a TBA basis.
[13]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $13,253,000, which represented .92% of the net assets of the fund.
[14]	Security did not produce income during the last 12 months.
[15]
Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $62,000, which represented less than .01% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.

[16]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[17]	Rate represents the seven-day yield at 12/31/2024.
[18]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[19]
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

[20]	Amount less than .01%.

American Funds Insurance Series	214

Capital World Bond Fund® (continued)

Key to abbreviation(s)
Assn. = Association
AUD = Australian dollars
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAD = Canadian dollars
CHF = Swiss francs
CLO = Collateralized Loan Obligations
CLP = Chilean pesos
CME = CME Group
CNH = Chinese yuan renminbi
CNY = Chinese yuan
COP = Colombian pesos
CZK = Czech korunas
DAC = Designated Activity Company
DKK = Danish kroner
EGP = Egyptian pounds

EUR = Euros
EURIBOR = Euro Interbank Offered Rate
GBP = British pounds
HUF = Hungarian forints
ICE = Intercontinental Exchange, Inc.
IDR = Indonesian rupiah
INR = Indian rupees
JPY = Japanese yen
KRW = South Korean won
MXN = Mexican pesos
MYR = Malaysian ringgits
NGN = Nigerian naira
NOK = Norwegian kroner
NZD = New Zealand dollars
PIK = Payment In Kind
PLN = Polish zloty
PRIBOR = Prague Interbank Offered Rate

Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
RON = Romanian leu
RSC = Restricted Scope Company
SEK = Swedish kronor
SGD = Singapore dollars
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
TBA = To be announced
THB = Thai baht
TRY = Turkish lira
UAH = Ukrainian hryvnia
USD = U.S. dollars
UST = U.S. Treasury
WIBOR = Warsaw Interbank Offered Rate
ZAR = South African rand
Refer to the notes to financial statements.

215	American Funds Insurance Series

American High-Income Trust®
Investment portfolio December 31, 2024

Bonds, notes & other debt instruments 86.98%		Principal amount (000)	Value (000)
Corporate bonds, notes & loans 86.47%
Energy 13.70%
	3R Lux SARL 9.75% 2/5/2031[1]	USD875	$905
	Antero Midstream Partners, LP 5.375% 6/15/2029[1]	620	604
	Antero Midstream Partners, LP 6.625% 2/1/2032[1]	40	40
	Antero Resources Corp. 5.375% 3/1/2030[1]	130	126
	Archrock Partners, LP 6.25% 4/1/2028[1]	255	254
	Archrock Partners, LP 6.625% 9/1/2032[1]	420	420
	Ascent Resources Utica Holdings, LLC 8.25% 12/31/2028[1]	271	277
	Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[1]	650	634
	Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032[1]	500	497
	Baytex Energy Corp. 8.50% 4/30/2030[1]	520	532
	Baytex Energy Corp. 7.375% 3/15/2032[1]	1,470	1,434
	BIP-V Chinook Holdco, LLC 5.50% 6/15/2031[1]	1,210	1,157
	Blue Racer Midstream, LLC 7.00% 7/15/2029[1]	125	128
	Borr IHC, Ltd. 10.00% 11/15/2028[1]	2,572	2,569
	Borr IHC, Ltd. 10.375% 11/15/2030[1]	1,061	1,059
	California Resources Corp. 7.125% 2/1/2026[1]	390	390
	California Resources Corp. 8.25% 6/15/2029[1]	520	528
	Chord Energy Corp. 6.375% 6/1/2026[1]	190	190
	CITGO Petroleum Corp. 8.375% 1/15/2029[1]	1,220	1,258
	Civitas Resources, Inc. 5.00% 10/15/2026[1]	905	894
	Civitas Resources, Inc. 8.375% 7/1/2028[1]	740	769
	Civitas Resources, Inc. 8.625% 11/1/2030[1]	730	765
	Civitas Resources, Inc. 8.75% 7/1/2031[1]	2,987	3,118
	CNX Midstream Partners, LP 4.75% 4/15/2030[1]	280	256
	CNX Resources Corp. 6.00% 1/15/2029[1]	1,504	1,476
	CNX Resources Corp. 7.375% 1/15/2031[1]	861	885
	CNX Resources Corp. 7.25% 3/1/2032[1]	1,160	1,185
	Comstock Resources, Inc. 6.75% 3/1/2029[1]	405	395
	Comstock Resources, Inc. 5.875% 1/15/2030[1]	1,110	1,036
	Crescent Energy Finance, LLC 9.25% 2/15/2028[1]	1,258	1,316
	Crescent Energy Finance, LLC 7.625% 4/1/2032[1]	2,170	2,161
	Crescent Energy Finance, LLC 7.375% 1/15/2033[1]	1,415	1,376
	DT Midstream, Inc. 4.125% 6/15/2029[1]	1,408	1,316
	DT Midstream, Inc. 4.375% 6/15/2031[1]	307	280
	Encino Acquisition Partners Holdings, LLC 8.50% 5/1/2028[1]	725	741
	Encino Acquisition Partners Holdings, LLC 8.75% 5/1/2031[1]	1,485	1,568
	Energean Israel Finance, Ltd. 5.375% 3/30/2028[1]	615	571
	Energean Israel Finance, Ltd. 5.875% 3/30/2031[1]	1,085	956
	Energy Transfer, LP 6.00% 2/1/2029[1]	55	56
	EQM Midstream Partners, LP 6.50% 7/1/2027[1]	1,120	1,135
	EQM Midstream Partners, LP 6.375% 4/1/2029[1]	185	186
	EQM Midstream Partners, LP 4.75% 1/15/2031[1]	1,690	1,591
	EQT Corp. 5.00% 1/15/2029	170	168
	EQT Corp. 3.625% 5/15/2031[1]	290	259
	Expand Energy Corp. 6.75% 4/15/2029[1]	755	764
	Expand Energy Corp. 5.375% 3/15/2030	1,290	1,262
	Expand Energy Corp. 4.75% 2/1/2032	370	345
	Expand Energy Corp. 4.875% 4/15/2032[2]	4,300	18
	Genesis Energy, LP 8.00% 1/15/2027	859	875
	Genesis Energy, LP 7.75% 2/1/2028	72	72
	Genesis Energy, LP 8.25% 1/15/2029	1,480	1,496
	Genesis Energy, LP 8.875% 4/15/2030	1,110	1,131
	Genesis Energy, LP 7.875% 5/15/2032	2,485	2,436
	Global Partners, LP 6.875% 1/15/2029	135	134
	Global Partners, LP 8.25% 1/15/2032[1]	575	592
	Gran Tierra Energy, Inc. 9.50% 10/15/2029[1]	240	224
	Gulfport Energy Operating Corp. 6.75% 9/1/2029[1]	175	176
	Harbour Energy PLC 5.50% 10/15/2026[1]	1,065	1,065
	Harvest Midstream I, LP 7.50% 9/1/2028[1]	1,717	1,734
	Harvest Midstream I, LP 7.50% 5/15/2032[1]	900	917
	Hess Midstream Operations, LP 5.125% 6/15/2028[1]	156	152

American Funds Insurance Series	216

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
	Hess Midstream Operations, LP 6.50% 6/1/2029[1]	USD405	$409
	Hess Midstream Operations, LP 4.25% 2/15/2030[1]	1,430	1,324
	Hess Midstream Operations, LP 5.50% 10/15/2030[1]	400	389
	Hilcorp Energy I, LP 5.75% 2/1/2029[1]	985	941
	Hilcorp Energy I, LP 6.00% 4/15/2030[1]	922	871
	Hilcorp Energy I, LP 6.00% 2/1/2031[1]	938	871
	Hilcorp Energy I, LP 6.25% 4/15/2032[1]	970	897
	Hilcorp Energy I, LP 8.375% 11/1/2033[1]	1,783	1,822
	Kodiak Gas Services, LLC 7.25% 2/15/2029[1]	265	271
	Matador Resources Co. 6.875% 4/15/2028[1]	425	431
	Matador Resources Co. 6.50% 4/15/2032[1]	820	812
	Matador Resources Co. 6.25% 4/15/2033[1]	595	578
	MEG Energy Corp. 5.875% 2/1/2029[1]	740	723
	Mesquite Energy, Inc. 7.25% 2/15/2023[1,2]	739	15
	Murphy Oil Corp. 6.375% 7/15/2028	243	244
	Murphy Oil Corp. 6.00% 10/1/2032	330	317
	Murphy Oil USA, Inc. 3.75% 2/15/2031[1]	820	724
	Nabors Industries, Inc. 7.375% 5/15/2027[1]	745	745
	Nabors Industries, Inc. 9.125% 1/31/2030[1]	1,450	1,476
	Nabors Industries, Inc. 8.875% 8/15/2031[1]	710	660
	New Fortress Energy, Inc., Term Loan, (3-month USD CME Term SOFR + 5.00%) 9.585% 10/30/2028[3,4]	267	257
	NewCo Holding USD 20 SARL 9.375% 11/7/2029[1]	1,950	1,944
	NFE Financing, LLC 12.00% 11/15/2029[1]	16,173	17,006
	NGL Energy Operating, LLC 8.125% 2/15/2029[1]	785	796
	NGL Energy Operating, LLC 8.375% 2/15/2032[1]	1,500	1,513
	Noble Finance II, LLC 8.00% 4/15/2030[1]	1,395	1,410
	Northern Oil and Gas, Inc. 8.125% 3/1/2028[1]	1,880	1,911
	Northern Oil and Gas, Inc. 8.75% 6/15/2031[1]	310	320
	NuStar Logistics, LP 6.00% 6/1/2026	286	287
	Parkland Corp. 4.625% 5/1/2030[1]	440	404
	Permian Resources Operating, LLC 8.00% 4/15/2027[1]	58	59
	Permian Resources Operating, LLC 9.875% 7/15/2031[1]	1,840	2,025
	Permian Resources Operating, LLC 7.00% 1/15/2032[1]	1,165	1,184
	Permian Resources Operating, LLC 6.25% 2/1/2033[1]	1,625	1,605
	Petroleos Mexicanos 6.875% 10/16/2025	350	349
	Petroleos Mexicanos 4.50% 1/23/2026	440	425
	Petroleos Mexicanos 8.75% 6/2/2029	732	734
	Petroleos Mexicanos 6.84% 1/23/2030	155	142
	Petroleos Mexicanos 5.95% 1/28/2031	485	410
	Petroleos Mexicanos 7.69% 1/23/2050	155	117
	Petroleos Mexicanos 6.95% 1/28/2060	425	292
	Range Resources Corp. 4.875% 5/15/2025	362	361
	Range Resources Corp. 8.25% 1/15/2029	500	515
	Range Resources Corp. 4.75% 2/15/2030[1]	285	268
	Saturn Oil & Gas, Inc. 9.625% 6/15/2029[1]	833	811
	Suburban Propane Partners, LP 5.00% 6/1/2031[1]	335	300
	Summit Midstream Holdings, LLC 8.625% 10/31/2029[1]	755	784
	Sunoco, LP 6.00% 4/15/2027	547	546
	Sunoco, LP 5.875% 3/15/2028	290	289
	Sunoco, LP 7.00% 5/1/2029[1]	300	308
	Sunoco, LP 4.50% 5/15/2029	1,970	1,859
	Sunoco, LP 4.50% 4/30/2030	1,880	1,745
	Sunoco, LP 7.25% 5/1/2032[1]	785	812
	Talos Production, Inc. 9.00% 2/1/2029[1]	1,310	1,345
	Talos Production, Inc. 9.375% 2/1/2031[1]	1,145	1,168
	Targa Resources Partners, LP 6.50% 7/15/2027	133	134
	Targa Resources Partners, LP 6.875% 1/15/2029	915	938
	Targa Resources Partners, LP 5.50% 3/1/2030	327	328
	Targa Resources Partners, LP 4.875% 2/1/2031	695	672
	TGS ASA 8.50% 1/15/2030[1]	710	729

217	American Funds Insurance Series

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
	Transocean Aquila, Ltd. 8.00% 9/30/2028[1]	USD486	$499
	Transocean Poseidon, Ltd. 6.875% 2/1/2027[1]	421	423
	Transocean Titan Financing, Ltd. 8.375% 2/1/2028[1]	952	972
	Transocean, Inc. 8.75% 2/15/2030[1]	424	439
	Transocean, Inc. 8.50% 5/15/2031[1]	460	451
	Transocean, Inc. 6.80% 3/15/2038	425	349
	USA Compression Partners, LP 6.875% 9/1/2027	247	248
	USA Compression Partners, LP 7.125% 3/15/2029[1]	565	576
	Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[1]	1,190	1,094
	Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[1]	195	197
	Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[1]	1,705	1,528
	Venture Global Calcasieu Pass, LLC 3.875% 11/1/2033[1]	1,260	1,083
	Venture Global LNG, Inc. 8.125% 6/1/2028[1]	710	739
	Venture Global LNG, Inc. 9.50% 2/1/2029[1]	405	448
	Venture Global LNG, Inc. 7.00% 1/15/2030[1]	425	432
	Venture Global LNG, Inc. 8.375% 6/1/2031[1]	565	590
	Venture Global LNG, Inc., 9.00% junior subordinated perpetual preferred bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.44% on 9/30/2029)[1,5]	413	432
	Vital Energy, Inc. 7.875% 4/15/2032[1]	775	746
	W&T Offshore, Inc. 11.75% 2/1/2026[1]	355	360
	Weatherford International, Ltd. 8.625% 4/30/2030[1]	2,636	2,724
	Western Midstream Operating, LP 3.10% 2/1/2025	35	35
	Western Midstream Operating, LP 4.50% 3/1/2028	239	235
	Western Midstream Operating, LP 5.25% 2/1/2050	300	256
	Wildfire Intermediate Holdings, LLC 7.50% 10/15/2029[1]	395	381
			127,713

Communication services 12.42%
	CCO Holdings, LLC 5.50% 5/1/2026[1]	102	102
	CCO Holdings, LLC 5.00% 2/1/2028[1]	901	869
	CCO Holdings, LLC 5.375% 6/1/2029[1]	360	345
	CCO Holdings, LLC 6.375% 9/1/2029[1]	300	298
	CCO Holdings, LLC 4.75% 3/1/2030[1]	3,211	2,936
	CCO Holdings, LLC 4.50% 8/15/2030[1]	2,634	2,367
	CCO Holdings, LLC 4.25% 2/1/2031[1]	3,954	3,451
	CCO Holdings, LLC 4.75% 2/1/2032[1]	2,653	2,331
	CCO Holdings, LLC 4.50% 5/1/2032	2,152	1,854
	CCO Holdings, LLC 4.50% 6/1/2033[1]	2,190	1,845
	CCO Holdings, LLC 4.25% 1/15/2034[1]	4,186	3,401
	Charter Communications Operating, LLC 5.25% 4/1/2053	400	324
	Clear Channel Outdoor Holdings, Inc. 7.75% 4/15/2028[1]	570	515
	Clear Channel Outdoor Holdings, Inc. 7.50% 6/1/2029[1]	315	276
	Cogent Communications Group, LLC 3.50% 5/1/2026[1]	690	669
	Connect Finco SARL 9.00% 9/15/2029[1]	4,715	4,300
	Consolidated Communications, Inc. 5.00% 10/1/2028[1]	225	210
	CSC Holdings, LLC 5.50% 4/15/2027[1]	300	269
	CSC Holdings, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 8.897% 1/18/2028[3,4]	1,706	1,674
	Diamond Sports Group, LLC 5.375% 8/15/2026[1,2]	503	2
	Diamond Sports Group, LLC 6.625% 8/15/2027[1,2]	1,056	5
	Diamond Sports Group, LLC, Term Loan, 5.00% 3/3/2025[3,6]	90	99
	DIRECTV Financing, LLC 5.875% 8/15/2027[1]	1,606	1,566
	DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 9.847% 8/2/2027[3,4]	669	672
	DISH Network Corp. 11.75% 11/15/2027[1]	10,115	10,726
	EchoStar Corp. 10.75% 11/30/2029	3,652	3,930
	EchoStar Corp. 6.75% 11/30/2030[6]	3,366	3,058
	Embarq, LLC 7.995% 6/1/2036	4,224	2,316
	Frontier Communications Holdings, LLC 5.875% 10/15/2027[1]	445	444
	Frontier Communications Holdings, LLC 5.00% 5/1/2028[1]	35	34

American Funds Insurance Series	218

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
	Frontier Communications Holdings, LLC 6.75% 5/1/2029[1]	USD3,755	$3,777
	Frontier Communications Holdings, LLC 5.875% 11/1/2029	2,600	2,588
	Frontier Communications Holdings, LLC 6.00% 1/15/2030[1]	3,161	3,157
	Frontier Communications Holdings, LLC 8.75% 5/15/2030[1]	50	53
	Frontier Communications Holdings, LLC 8.625% 3/15/2031[1]	225	239
	Gray Television, Inc. 10.50% 7/15/2029[1]	4,155	4,159
	Gray Television, Inc. 4.75% 10/15/2030[1]	791	432
	Gray Television, Inc. 5.375% 11/15/2031[1]	2,538	1,356
	Gray Television, Inc., Term Loan D, (3-month USD CME Term SOFR + 3.00%) 7.667% 12/1/2028[3,4]	2	2
	Gray Television, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 9.803% 6/4/2029[3,4]	1,088	1,033
	Intelsat Jackson Holdings SA 6.50% 3/15/2030[1]	4,616	4,269
	Lamar Media Corp. 4.00% 2/15/2030	260	237
	Lamar Media Corp. 3.625% 1/15/2031	160	141
	Level 3 Financing, Inc. 3.75% 7/15/2029[1]	550	428
	Ligado Networks, LLC 15.50% PIK 11/1/2023[1,2,6]	2,558	921
	Ligado Networks, LLC, Term Loan, 17.50% PIK 11/1/2023[2,3,6,7]	424	403
	News Corp. 3.875% 5/15/2029[1]	1,240	1,151
	Nexstar Media, Inc. 5.625% 7/15/2027[1]	1,254	1,224
	Nexstar Media, Inc. 4.75% 11/1/2028[1]	3,405	3,179
	Sirius XM Radio, LLC 3.125% 9/1/2026[1]	1,965	1,889
	Sirius XM Radio, LLC 5.00% 8/1/2027[1]	700	681
	Sirius XM Radio, LLC 4.00% 7/15/2028[1]	3,104	2,863
	Sirius XM Radio, LLC 5.50% 7/1/2029[1]	70	67
	Sirius XM Radio, LLC 4.125% 7/1/2030[1]	2,545	2,224
	Sirius XM Radio, LLC 3.875% 9/1/2031[1]	5,496	4,606
	Sprint Capital Corp. 6.875% 11/15/2028	316	336
	Sprint Capital Corp. 8.75% 3/15/2032	716	856
	Sprint, LLC 7.625% 3/1/2026	480	491
	Stagwell Global, LLC 5.625% 8/15/2029[1]	1,375	1,311
	TEGNA, Inc. 5.00% 9/15/2029	366	343
	T-Mobile USA, Inc. 3.375% 4/15/2029	860	803
	Univision Communications, Inc. 6.625% 6/1/2027[1]	3,170	3,161
	Univision Communications, Inc. 8.00% 8/15/2028[1]	2,455	2,502
	Univision Communications, Inc. 4.50% 5/1/2029[1]	5,045	4,522
	Univision Communications, Inc. 7.375% 6/30/2030[1]	2,397	2,296
	Univision Communications, Inc. 8.50% 7/31/2031[1]	1,165	1,144
	Univision Communications, Inc., Term Loan, (3-month USD CME Term SOFR + 4.25%) 8.579% 6/24/2029[3,4]	68	69
	VMED O2 UK Financing I PLC 4.25% 1/31/2031[1]	2,375	2,030
	VZ Secured Financing BV 5.00% 1/15/2032[1]	600	532
	WMG Acquisition Corp. 3.75% 12/1/2029[1]	1,623	1,497
	WMG Acquisition Corp. 3.875% 7/15/2030[1]	957	873
	WMG Acquisition Corp. 3.00% 2/15/2031[1]	225	197
	Ziggo BV 4.875% 1/15/2030[1]	865	796
			115,726

Consumer discretionary 9.22%
	Advance Auto Parts, Inc. 1.75% 10/1/2027	24	21
	Advance Auto Parts, Inc. 5.95% 3/9/2028	723	730
	Advance Auto Parts, Inc. 3.90% 4/15/2030	1,206	1,076
	Advance Auto Parts, Inc. 3.50% 3/15/2032	1,539	1,276
	Aimbridge Acquisition Co., Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.597% 2/2/2026[3,4]	3,463	2,262
	Aimbridge Acquisition Co., Inc., Term Loan B, (3-month USD CME Term SOFR + 4.75%) 9.597% 2/2/2026[3,4]	1,202	787
	Allied Universal Holdco, LLC 9.75% 7/15/2027[1]	661	666
	Allied Universal Holdco, LLC 4.625% 6/1/2028[1]	265	251
	Allied Universal Holdco, LLC 6.00% 6/1/2029[1]	1,405	1,282

219	American Funds Insurance Series

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
	Allied Universal Holdco, LLC 7.875% 2/15/2031[1]	USD185	$189
	Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[1]	1,849	1,907
	Asbury Automotive Group, Inc. 4.625% 11/15/2029[1]	1,275	1,188
	Asbury Automotive Group, Inc. 5.00% 2/15/2032[1]	600	548
	Bath & Body Works, Inc. 6.875% 11/1/2035	1,886	1,932
	Bath & Body Works, Inc. 6.75% 7/1/2036	1,000	1,018
	Belron Finance 2019, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.75%) 7.273% 10/16/2031[3,4]	594	600
	Boyd Gaming Corp. 4.75% 12/1/2027	441	427
	Boyd Gaming Corp. 4.75% 6/15/2031[1]	575	532
	Boyne USA, Inc. 4.75% 5/15/2029[1]	650	617
	Caesars Entertainment, Inc. 4.625% 10/15/2029[1]	4,154	3,893
	Caesars Entertainment, Inc. 7.00% 2/15/2030[1]	1,345	1,371
	Caesars Entertainment, Inc. 6.50% 2/15/2032[1]	880	885
	Carnival Corp. 5.75% 3/1/2027[1]	505	504
	Carnival Corp. 4.00% 8/1/2028[1]	2,155	2,044
	Carnival Corp. 10.50% 6/1/2030[1]	1,564	1,672
	Champion Financing, LLC 8.75% 2/15/2029[1]	445	434
	Clarios Global, LP 6.25% 5/15/2026[1]	140	140
	Cougar JV Subsidiary, LLC 8.00% 5/15/2032[1]	150	156
	Fertitta Entertainment, LLC 4.625% 1/15/2029[1]	1,100	1,025
	Fertitta Entertainment, LLC 6.75% 1/15/2030[1]	2,325	2,147
	First Student Bidco, Inc. 4.00% 7/31/2029[1]	1,365	1,254
	First Student Bidco, Inc., Term Loan B, (3-month USD CME Term SOFR + 2.50%) 6.965% 7/21/2028[3,4]	334	335
	First Student Bidco, Inc., Term Loan C, (3-month USD CME Term SOFR + 2.50%) 6.965% 7/21/2028[3,4]	102	103
	Ford Motor Credit Co., LLC 4.271% 1/9/2027	495	485
	Ford Motor Credit Co., LLC 3.815% 11/2/2027	115	110
	Ford Motor Credit Co., LLC 7.20% 6/10/2030	370	390
	Ford Motor Credit Co., LLC 4.00% 11/13/2030	295	266
	Ford Otomotiv Sanayi AS 7.125% 4/25/2029[1]	280	281
	Gap, Inc. 3.625% 10/1/2029[1]	170	153
	Gap, Inc. 3.875% 10/1/2031[1]	108	93
	Garrett Motion Holdings, Inc. 7.75% 5/31/2032[1]	225	229
	Genting New York, LLC 7.25% 10/1/2029[1]	1,470	1,516
	Global Auto Holdings PLC 11.50% 8/15/2029[1]	785	800
	Great Canadian Gaming Corp. 8.75% 11/15/2029[1]	605	620
	Hanesbrands, Inc. 4.875% 5/15/2026[1]	714	704
	Hanesbrands, Inc. 9.00% 2/15/2031[1]	1,956	2,088
	Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.107% 3/8/2030[3,4]	282	285
	Hilton Domestic Operating Co., Inc. 4.875% 1/15/2030	408	392
	Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031[1]	1,045	940
	Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029[1]	591	557
	Hyundai Capital America 1.65% 9/17/2026[1]	70	66
	International Game Technology PLC 4.125% 4/15/2026[1]	465	459
	International Game Technology PLC 5.25% 1/15/2029[1]	1,065	1,040
	KB Home 6.875% 6/15/2027	330	337
	KB Home 7.25% 7/15/2030	330	339
	Kontoor Brands, Inc. 4.125% 11/15/2029[1]	370	341
	Las Vegas Sands Corp. 6.20% 8/15/2034	725	729
	LCM Investments Holdings II, LLC 4.875% 5/1/2029[1]	3,610	3,376
	LCM Investments Holdings II, LLC 8.25% 8/1/2031[1]	1,450	1,506
	Levi Strauss & Co. 3.50% 3/1/2031[1]	1,175	1,030
	LGI Homes, Inc. 8.75% 12/15/2028[1]	445	467
	Light and Wonder International, Inc. 7.25% 11/15/2029[1]	470	480
	Light and Wonder International, Inc. 7.50% 9/1/2031[1]	305	314
	Lindblad Expeditions, LLC 6.75% 2/15/2027[1]	205	206
	Lithia Motors, Inc. 3.875% 6/1/2029[1]	1,090	997
	Lithia Motors, Inc. 4.375% 1/15/2031[1]	700	637

American Funds Insurance Series	220

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
	M.D.C. Holdings, Inc. 6.00% 1/15/2043	USD803	$801
	Marriott Ownership Resorts, Inc. 4.50% 6/15/2029[1]	690	645
	Melco Resorts Finance, Ltd. 5.75% 7/21/2028[1]	590	564
	Merlin Entertainments PLC 5.75% 6/15/2026[1]	492	488
	MGM Resorts International 5.50% 4/15/2027	200	199
	NCL Corp., Ltd. 5.875% 2/15/2027[1]	375	374
	Newell Brands Inc. 6.625% 9/15/2029	435	443
	Newell Brands, Inc. 6.375% 5/15/2030	695	698
	Newell Brands, Inc. 6.625% 5/15/2032	435	439
	Party City Holdings, Inc. 0% 10/12/2028[7]	500	— [8]
	Party City Holdings, Inc. 12.00% PIK 1/11/2029[1,6,7]	2,510	251
	PENN Entertainment, Inc. 4.125% 7/1/2029[1]	15	13
	Petco Health and Wellness Co., Inc., Term Loan B, (1-month USD CME Term SOFR + 3.25%) 7.84% 3/3/2028[3,4]	525	511
	QVC, Inc. 4.45% 2/15/2025	580	577
	RHP Hotel Properties, LP 7.25% 7/15/2028[1]	492	508
	RHP Hotel Properties, LP 4.50% 2/15/2029[1]	660	624
	Royal Caribbean Cruises, Ltd. 5.50% 8/31/2026[1]	70	70
	Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[1]	1,310	1,301
	Royal Caribbean Cruises, Ltd. 6.25% 3/15/2032[1]	1,725	1,747
	Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033[1]	1,790	1,787
	Saks Global Enterprises, LLC 11.00% 12/15/2029[1]	475	458
	Sally Holdings, LLC 6.75% 3/1/2032	2,422	2,429
	Scientific Games Holdings, LP, Term Loan, (3-month USD CME Term SOFR + 3.00%) 7.59% 4/4/2029[3,4]	1,017	1,021
	Service Corp. International 3.375% 8/15/2030	190	166
	Service Corp. International 4.00% 5/15/2031	180	161
	Service Corp. International 5.75% 10/15/2032	350	340
	Sonic Automotive, Inc. 4.625% 11/15/2029[1]	1,836	1,697
	Sonic Automotive, Inc. 4.875% 11/15/2031[1]	2,669	2,397
	Station Casinos, LLC 6.625% 3/15/2032[1]	320	318
	STL Holding Co., LLC 8.75% 2/15/2029[1]	295	314
	Tempur Sealy International, Inc. 4.00% 4/15/2029[1]	95	88
	Travel + Leisure Co. 4.50% 12/1/2029[1]	995	930
	Travel + Leisure Co. 4.625% 3/1/2030[1]	200	187
	Universal Entertainment Corp. 9.875% 8/1/2029[1]	2,095	2,091
	Vail Resorts, Inc. 6.50% 5/15/2032[1]	550	557
	Valvoline, Inc. 3.625% 6/15/2031[1]	630	540
	Velocity Vehicle Group, LLC 8.00% 6/1/2029[1]	75	78
	Wand NewCo 3, Inc. 7.625% 1/30/2032[1]	695	715
	WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026[1]	850	847
	Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028[1]	555	530
	Wynn Resorts Finance, LLC 5.125% 10/1/2029[1]	482	462
	Wynn Resorts Finance, LLC 7.125% 2/15/2031[1]	247	257
	Wynn Resorts Finance, LLC 6.25% 3/15/2033[1]	1,300	1,281
	ZF North America Capital, Inc. 4.75% 4/29/2025[1]	300	299
	ZF North America Capital, Inc. 7.125% 4/14/2030[1]	250	246
			85,954

Materials 8.93%
	Alcoa Nederland Holding BV 5.50% 12/15/2027[1]	510	512
	Alliance Resource Operating Partners, LP 8.625% 6/15/2029[1]	1,495	1,572
	ArcelorMittal SA 7.00% 10/15/2039	488	521
	ArcelorMittal SA 6.75% 3/1/2041	755	778
	Ardagh Metal Packaging Finance PLC 4.00% 9/1/2029[1]	690	593
	ATI, Inc. 4.875% 10/1/2029	690	658
	ATI, Inc. 7.25% 8/15/2030	375	386
	ATI, Inc. 5.125% 10/1/2031	775	733
	Avient Corp. 6.25% 11/1/2031[1]	225	222
	Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031[1]	240	249

221	American Funds Insurance Series

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
	Axalta Coating Systems, LLC 4.75% 6/15/2027[1]	USD460	$451
	Ball Corp. 6.875% 3/15/2028	465	476
	Ball Corp. 6.00% 6/15/2029	350	353
	Ball Corp. 2.875% 8/15/2030	160	137
	Ball Corp. 3.125% 9/15/2031	1,530	1,300
	CAN-PACK Spolka Akcyjna 3.875% 11/15/2029[1]	1,675	1,510
	Celanese US Holdings, LLC 6.80% 11/15/2030	265	274
	Cleveland-Cliffs, Inc. 5.875% 6/1/2027	1,158	1,152
	Cleveland-Cliffs, Inc. 4.625% 3/1/2029[1]	2,346	2,190
	Cleveland-Cliffs, Inc. 6.875% 11/1/2029[1]	2,030	2,011
	Cleveland-Cliffs, Inc. 6.75% 4/15/2030[1]	795	778
	Cleveland-Cliffs, Inc. 4.875% 3/1/2031[1]	2,025	1,819
	Cleveland-Cliffs, Inc. 7.00% 3/15/2032[1]	2,035	2,001
	Cleveland-Cliffs, Inc. 7.375% 5/1/2033[1]	140	138
	Consolidated Energy Finance SA 5.625% 10/15/2028[1]	655	535
	Consolidated Energy Finance SA 12.00% 2/15/2031[1]	3,615	3,475
	Coronado Finance Pty, Ltd. 9.25% 10/1/2029[1]	650	660
	CVR Partners, LP 6.125% 6/15/2028[1]	685	667
	First Quantum Minerals, Ltd. 6.875% 10/15/2027[1]	7,685	7,677
	First Quantum Minerals, Ltd. 9.375% 3/1/2029[1]	5,620	5,984
	Freeport-McMoRan, Inc. 4.25% 3/1/2030	437	416
	Freeport-McMoRan, Inc. 5.45% 3/15/2043	411	384
	FXI Holdings, Inc. 12.25% 11/15/2026[1]	9,072	8,675
	FXI Holdings, Inc. 12.25% 11/15/2026[1]	5,873	5,652
	Glatfelter Corp., Term Loan B, (3-month USD CME Term SOFR + 4.25%) 8.764% 11/4/2031[3,4]	615	617
	INEOS Finance PLC 6.75% 5/15/2028[1]	500	505
	INEOS Finance PLC 7.50% 4/15/2029[1]	285	292
	Kaiser Aluminum Corp. 4.625% 3/1/2028[1]	638	601
	LABL, Inc. 10.50% 7/15/2027[1]	160	155
	LSB Industries, Inc. 6.25% 10/15/2028[1]	625	607
	Magnera Corp. 4.75% 11/15/2029[1]	410	365
	Magnera Corp. 7.25% 11/15/2031[1]	410	401
	Mativ Holdings, Inc. 8.00% 10/1/2029[1]	200	193
	Mauser Packaging Solutions Holding Co. 7.875% 8/15/2026[1]	382	387
	Mauser Packaging Solutions Holding Co. 9.25% 4/15/2027[1]	900	915
	Methanex Corp. 5.125% 10/15/2027	2,415	2,365
	Methanex Corp. 5.25% 12/15/2029	462	445
	Methanex Corp. 5.65% 12/1/2044	465	400
	Methanex US Operations Inc. 6.25% 3/15/2032[1]	665	658
	Mineral Resources, Ltd. 8.125% 5/1/2027[1]	393	395
	Mineral Resources, Ltd. 8.00% 11/1/2027[1]	1,919	1,964
	Mineral Resources, Ltd. 9.25% 10/1/2028[1]	1,820	1,912
	Mineral Resources, Ltd. 8.50% 5/1/2030[1]	750	766
	NOVA Chemicals Corp. 5.25% 6/1/2027[1]	1,226	1,193
	NOVA Chemicals Corp. 8.50% 11/15/2028[1]	245	260
	NOVA Chemicals Corp. 4.25% 5/15/2029[1]	1,555	1,408
	NOVA Chemicals Corp. 9.00% 2/15/2030[1]	2,125	2,244
	NOVA Chemicals Corp. 7.00% 12/1/2031[1]	665	663
	Novelis Corp. 3.25% 11/15/2026[1]	690	658
	Novelis Corp. 4.75% 1/30/2030[1]	478	442
	Novelis Corp. 3.875% 8/15/2031[1]	987	851
	Olin Corp. 5.625% 8/1/2029	200	195
	Olin Corp. 5.00% 2/1/2030	180	169
	Owens-Brockway Glass Container, Inc. 7.375% 6/1/2032[1]	185	177
	SCIH Salt Holdings, Inc. 4.875% 5/1/2028[1]	660	622
	Summit Materials, LLC 5.25% 1/15/2029[1]	755	761
	Summit Materials, LLC 7.25% 1/15/2031[1]	385	409
	Trident TPI Holdings, Inc. 12.75% 12/31/2028[1]	470	519
	Trivium Packaging Finance BV 5.50% 8/15/2026[1]	330	326
	Tronox, Inc. 4.625% 3/15/2029[1]	740	665

American Funds Insurance Series	222

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
	Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 8.00% PIK and 7.286% Cash 1/16/2026[3,4,6]	USD519	$524
	Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 8.00% PIK and 7.304% Cash 10/10/2028[3,4,6]	859	857
	Verde Purchaser, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.104% 11/30/2030[3,4]	195	196
	Veritiv Operating Co. 10.50% 11/30/2030[1]	495	534
	Warrior Met Coal, Inc. 7.875% 12/1/2028[1]	598	620
			83,175

Health care 8.58%
	AdaptHealth, LLC 6.125% 8/1/2028[1]	535	524
	AdaptHealth, LLC 4.625% 8/1/2029[1]	1,015	914
	AdaptHealth, LLC 5.125% 3/1/2030[1]	1,755	1,600
	AthenaHealth Group, Inc. 6.50% 2/15/2030[1]	795	756
	Avantor Funding, Inc. 4.625% 7/15/2028[1]	2,040	1,949
	Avantor Funding, Inc. 3.875% 11/1/2029[1]	905	828
	Bausch + Lomb Corp., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 7.689% 5/10/2027[3,4]	449	452
	Bausch Health Americas, Inc. 9.25% 4/1/2026[1]	619	594
	Bausch Health Americas, Inc. 8.50% 1/31/2027[1]	616	509
	Bausch Health Companies, Inc. 5.50% 11/1/2025[1]	4,389	4,285
	Bausch Health Companies, Inc. 9.00% 12/15/2025[1]	1,596	1,552
	Bausch Health Companies, Inc. 5.00% 1/30/2028[1]	647	442
	Bausch Health Companies, Inc. 4.875% 6/1/2028[1]	980	785
	Bausch Health Companies, Inc. 7.25% 5/30/2029[1]	340	216
	Bausch Health Companies, Inc. 5.25% 1/30/2030[1]	1,547	844
	Bausch Health Companies, Inc. 5.25% 2/15/2031[1]	1,557	834
	Bausch Health Companies, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 9.707% 2/1/2027[3,4]	1,332	1,302
	Biocon Biologics Global PLC 6.67% 10/9/2029[1]	250	240
	Centene Corp. 4.25% 12/15/2027	337	327
	Centene Corp. 4.625% 12/15/2029	1,495	1,415
	Centene Corp. 3.375% 2/15/2030	217	193
	Centene Corp. 3.00% 10/15/2030	295	255
	Centene Corp. 2.50% 3/1/2031	1,125	931
	Centene Corp. 2.625% 8/1/2031	615	507
	Charles River Laboratories International, Inc. 4.25% 5/1/2028[1]	186	177
	Charles River Laboratories International, Inc. 3.75% 3/15/2029[1]	550	505
	CHS / Community Health Systems, Inc. 5.625% 3/15/2027[1]	1,510	1,451
	CHS / Community Health Systems, Inc. 5.25% 5/15/2030[1]	1,845	1,517
	CHS / Community Health Systems, Inc. 4.75% 2/15/2031[1]	1,020	792
	Concentra Escrow Issuer Corp. 6.875% 7/15/2032[1]	600	613
	DaVita, Inc. 4.625% 6/1/2030[1]	945	870
	DaVita, Inc. 3.75% 2/15/2031[1]	225	195
	DaVita, Inc. 6.875% 9/1/2032[1]	2,300	2,320
	Endo Finance Holdings, Inc. 8.50% 4/15/2031[1]	2,855	3,029
	Endo International PLC, Term Loan B, (3-month USD CME Term SOFR + 4.00%) 8.745% 4/23/2031[3,4]	1,770	1,784
	Grifols SA 4.75% 10/15/2028[1]	1,755	1,615
	Grifols, SA 3.875% 10/15/2028	EUR340	319
	Grifols, SA 7.50% 5/1/2030	1,690	1,837
	HAH Group Holding Co., LLC 9.75% 10/1/2031[1]	USD550	551
	HCA, Inc. 3.50% 9/1/2030	180	164
	HCA, Inc. 4.625% 3/15/2052	233	182
	HCA, Inc. 7.50% 11/15/2095	250	264
	IQVIA, Inc. 5.00% 10/15/2026[1]	603	595
	IQVIA, Inc. 6.50% 5/15/2030[1]	660	672
	Jazz Securities DAC 4.375% 1/15/2029[1]	261	247
	Mallinckrodt International Finance SA 14.75% 11/14/2028[1]	174	186

223	American Funds Insurance Series

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
	Medline Borrower, LP 3.875% 4/1/2029[1]	USD580	$538
	Medline Borrower, LP 6.25% 4/1/2029[1]	2,179	2,205
	Medline Borrower, LP 5.25% 10/1/2029[1]	1,760	1,700
	Medline Borrower, LP, Term Loan, (3-month USD CME Term SOFR + 2.25%) 6.607% 10/23/2028[3,4]	554	558
	Molina Healthcare, Inc. 4.375% 6/15/2028[1]	995	944
	Molina Healthcare, Inc. 3.875% 11/15/2030[1]	1,514	1,349
	Molina Healthcare, Inc. 3.875% 5/15/2032[1]	2,995	2,601
	Molina Healthcare, Inc. 6.25% 1/15/2033[1]	1,180	1,167
	Owens & Minor, Inc. 4.50% 3/31/2029[1]	703	628
	Owens & Minor, Inc. 6.625% 4/1/2030[1]	3,740	3,510
	Perrigo Finance Unlimited Co. 6.125% 9/30/2032	400	392
	Radiology Partners, Inc. 3.50% PIK and 4.275% Cash 1/31/2029[1,6]	2,512	2,483
	Radiology Partners, Inc. 9.898% PIK 2/15/2030[1,6]	2,533	2,367
	Radiology Partners, Inc., Term Loan B, 1.50% PIK and 8.275% Cash 1/31/2029[3,4,6]	1,761	1,745
	Sterigenics-Nordion Holdings, LLC 7.375% 6/1/2031[1]	630	639
	Surgery Center Holdings, Inc. 7.25% 4/15/2032[1]	390	398
	Team Health Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 9.835% 3/2/2027[3,4]	36	35
	Tenet Healthcare Corp. 6.25% 2/1/2027	500	500
	Tenet Healthcare Corp. 5.125% 11/1/2027	265	260
	Tenet Healthcare Corp. 4.25% 6/1/2029	1,620	1,522
	Tenet Healthcare Corp. 4.375% 1/15/2030	895	832
	Tenet Healthcare Corp. 6.125% 6/15/2030	25	25
	Tenet Healthcare Corp. 6.75% 5/15/2031	1,275	1,289
	Tenet Healthcare Corp. 6.875% 11/15/2031	100	104
	Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	509	490
	Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	745	728
	Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	813	831
	Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	6,040	5,904
	Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	400	432
	Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	959	1,073
	Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	822	592
			79,980

Financials 7.71%
	AG Issuer, LLC 6.25% 3/1/2028[1]	1,211	1,206
	AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[1]	392	407
	Alliant Holdings Intermediate, LLC 4.25% 10/15/2027[1]	660	631
	Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[1]	1,460	1,410
	Alliant Holdings Intermediate, LLC 7.00% 1/15/2031[1]	660	663
	Alliant Holdings Intermediate, LLC 6.50% 10/1/2031[1]	800	793
	Alliant Holdings Intermediate, LLC 7.375% 10/1/2032[1]	2,505	2,531
	AmWINS Group, Inc. 4.875% 6/30/2029[1]	1,220	1,151
	Aretec Group, Inc. 7.50% 4/1/2029[1]	2,943	2,933
	Aretec Group, Inc. 10.00% 8/15/2030[1]	720	787
	AssuredPartners, Inc. 5.625% 1/15/2029[1]	365	369
	AssuredPartners, Inc., Term Loan, (3-month USD CME Term SOFR + 3.50%) 7.857% 2/14/2031[3,4]	499	500
	Azorra Finance, Ltd. 7.75% 4/15/2030[1]	385	383
	Baldwin Insurance Group Holdings, LLC 7.125% 5/15/2031[1]	180	184
	Blackstone Mortgage Trust, Inc. 7.75% 12/1/2029[1]	268	276
	Blackstone Private Credit Fund 6.00% 11/22/2034[1]	660	644
	Block, Inc. 2.75% 6/1/2026	1,640	1,582
	Block, Inc. 3.50% 6/1/2031	1,605	1,415
	Block, Inc. 6.50% 5/15/2032[1]	2,470	2,497
	Blue Owl Capital Corp. 3.40% 7/15/2026	290	281
	Blue Owl Capital Corp. III 3.125% 4/13/2027	600	566
	Blue Owl Credit Income Corp. 4.70% 2/8/2027	965	952
	Blue Owl Credit Income Corp. 6.65% 3/15/2031	380	387

American Funds Insurance Series	224

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Boost Newco Borrower, LLC 7.50% 1/15/2031[1]	USD1,660	$1,742
	Castlelake Aviation Finance DAC 5.00% 4/15/2027[1]	450	454
	Coinbase Global, Inc. 3.375% 10/1/2028[1]	3,746	3,375
	Coinbase Global, Inc. 3.625% 10/1/2031[1]	2,799	2,368
	Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[1]	3,375	3,242
	Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[1]	775	713
	Hightower Holding, LLC 6.75% 4/15/2029[1]	1,280	1,276
	Hightower Holding, LLC 9.125% 1/31/2030[1]	195	206
	Howden UK Refinance PLC 7.25% 2/15/2031[1]	1,100	1,119
	HUB International, Ltd. 7.25% 6/15/2030[1]	767	787
	HUB International, Ltd. 7.375% 1/31/2032[1]	630	640
	HUB International, Ltd., Term Loan, (3-month USD CME Term SOFR + 3.00%) 7.367% 6/20/2030[3,4]	171	172
	Intercontinental Exchange, Inc. 3.625% 9/1/2028	410	393
	Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[1]	1,335	1,230
	JPMorgan Chase & Co. 2.956% 5/13/2031 (USD-SOFR + 2.515% on 5/13/2030)[5]	160	143
	LPL Holdings, Inc. 4.375% 5/15/2031[1]	715	661
	MSCI, Inc. 3.875% 2/15/2031[1]	630	577
	MSCI, Inc. 3.625% 11/1/2031[1]	341	307
	MSCI, Inc. 3.25% 8/15/2033[1]	584	494
	Nationstar Mortgage Holdings, Inc. 7.125% 2/1/2032[1]	380	385
	Navient Corp. 6.75% 6/25/2025	550	551
	Navient Corp. 6.75% 6/15/2026	640	649
	Navient Corp. 5.00% 3/15/2027	2,723	2,671
	Navient Corp. 4.875% 3/15/2028	550	525
	Navient Corp. 5.50% 3/15/2029	2,415	2,282
	Navient Corp. 9.375% 7/25/2030	300	321
	Navient Corp. 11.50% 3/15/2031	880	985
	Navient Corp. 5.625% 8/1/2033	1,753	1,519
	OneMain Finance Corp. 7.125% 3/15/2026	1,335	1,360
	OneMain Finance Corp. 3.875% 9/15/2028	340	314
	OneMain Finance Corp. 6.625% 5/15/2029	610	618
	OneMain Finance Corp. 5.375% 11/15/2029	950	914
	OneMain Finance Corp. 7.875% 3/15/2030	915	955
	OneMain Finance Corp. 7.50% 5/15/2031	35	36
	OneMain Finance Corp. 7.125% 11/15/2031	1,165	1,188
	Osaic Holdings, Inc. 10.75% 8/1/2027[1]	4,111	4,266
	Osaic Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.50%) 8.021% 8/17/2028[3,4]	478	481
	Owl Rock Capital Corp. 3.75% 7/22/2025	600	595
	Oxford Finance, LLC 6.375% 2/1/2027[1]	1,293	1,282
	Panther Escrow Issuer, LLC 7.125% 6/1/2031[1]	675	683
	Planet Financial Group, LLC 10.50% 12/15/2029[1]	230	234
	Rocket Mortgage, LLC 2.875% 10/15/2026[1]	520	494
	Ryan Specialty Group, LLC 4.375% 2/1/2030[1]	720	677
	Ryan Specialty, LLC 5.875% 8/1/2032[1]	805	797
	Starwood Property Trust, Inc. 4.375% 1/15/2027[1]	655	634
	Starwood Property Trust, Inc. 7.25% 4/1/2029[1]	495	508
	Starwood Property Trust, Inc. 6.50% 7/1/2030[1]	375	376
	Truist Insurance Holdings, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.079% 5/6/2032[3,4]	2,611	2,683
	Viking Baked Goods Acquisition Corp. 8.625% 11/1/2031[1]	465	458
			71,888

Industrials 6.86%
	AAdvantage Loyalty IP, Ltd. 5.50% 4/20/2026[1]	163	162
	AAR Escrow Issuer, LLC 6.75% 3/15/2029[1]	261	265
	ADT Security Corp. 4.125% 8/1/2029[1]	200	184
	Allison Transmission, Inc. 3.75% 1/30/2031[1]	1,045	925
	Ambipar Lux SARL 9.875% 2/6/2031[1]	380	380

225	American Funds Insurance Series

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
	Amentum Escrow Corp., Term Loan, (3-month USD CME Term SOFR + 2.25%) 6.607% 9/29/2031[3,4]	USD985	$984
	Amentum Holdings, Inc. 7.25% 8/1/2032[1]	2,220	2,239
	American Airlines, Inc. 8.50% 5/15/2029[1]	415	436
	Aramark Services, Inc. 5.00% 4/1/2025[1]	140	140
	Avis Budget Car Rental, LLC 5.75% 7/15/2027[1]	885	873
	Avis Budget Car Rental, LLC 4.75% 4/1/2028[1]	55	51
	Avis Budget Car Rental, LLC 5.375% 3/1/2029[1]	1,325	1,241
	Avis Budget Car Rental, LLC 8.25% 1/15/2030[1]	280	289
	Avis Budget Car Rental, LLC 8.00% 2/15/2031[1]	1,160	1,188
	Avolon Holdings Funding, Ltd. 2.528% 11/18/2027[1]	2,098	1,946
	Boeing Co. (The) 6.528% 5/1/2034	1,081	1,133
	Boeing Co. (The) 6.858% 5/1/2054	386	411
	Bombardier, Inc. 7.45% 5/1/2034[1]	115	122
	Brand Industrial Services, Inc. 10.375% 8/1/2030[1]	255	260
	Brink’s Co. (The) 4.625% 10/15/2027[1]	719	698
	Brink’s Co. (The) 6.50% 6/15/2029[1]	170	172
	Brink’s Co. (The) 6.75% 6/15/2032[1]	170	171
	BWX Technologies, Inc. 4.125% 6/30/2028[1]	165	155
	BWX Technologies, Inc. 4.125% 4/15/2029[1]	335	313
	Chart Industries, Inc. 7.50% 1/1/2030[1]	523	544
	Clarivate Science Holdings Corp. 3.875% 7/1/2028[1]	915	853
	Clarivate Science Holdings Corp. 4.875% 7/1/2029[1]	890	831
	Clean Harbors, Inc. 4.875% 7/15/2027[1]	766	751
	Clean Harbors, Inc. 6.375% 2/1/2031[1]	116	117
	CoreLogic, Inc. 4.50% 5/1/2028[1]	2,774	2,596
	CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 10.971% 6/4/2029[3,4]	660	645
	Dun & Bradstreet Corp. (The) 5.00% 12/15/2029[1]	980	934
	Enviri Corp. 5.75% 7/31/2027[1]	2,030	1,942
	EquipmentShare.com, Inc. 9.00% 5/15/2028[1]	2,740	2,846
	EquipmentShare.com, Inc. 8.625% 5/15/2032[1]	575	602
	Fortress Transportation and Infrastructure Investors, LLC 5.50% 5/1/2028[1]	385	378
	Fortress Transportation and Infrastructure Investors, LLC 7.875% 12/1/2030[1]	45	47
	Garda World Security Corp. 8.375% 11/15/2032[1]	1,735	1,768
	GFL Environmental, Inc. 4.00% 8/1/2028[1]	430	407
	Herc Holdings, Inc. 5.50% 7/15/2027[1]	200	198
	Herc Holdings, Inc. 6.625% 6/15/2029[1]	235	238
	Hertz Corp. (The) 4.625% 12/1/2026[1]	220	186
	Hertz Corp. (The), Term Loan B-EXIT, (3-month USD CME Term SOFR + 3.50%) 7.971% 6/30/2028[3,4]	409	369
	Hertz Corp. (The), Term Loan C-EXIT, (3-month USD CME Term SOFR + 3.50%) 7.971% 6/30/2028[3,4]	80	72
	Husky Injection Molding Systems, Ltd. 9.00% 2/15/2029[1]	745	779
	Husky Injection Molding Systems, Ltd., Term Loan B, (6-month USD CME Term SOFR + 4.50%) 8.875% 2/15/2029[3,4]	349	352
	Icahn Enterprises, LP 6.25% 5/15/2026	538	534
	Icahn Enterprises, LP 5.25% 5/15/2027	2,969	2,814
	Icahn Enterprises, LP 9.75% 1/15/2029	1,275	1,280
	Icahn Enterprises, LP 4.375% 2/1/2029	675	564
	Icahn Enterprises, LP 10.00% 11/15/2029[1]	455	457
	LATAM Airlines Group SA 7.875% 4/15/2030[1]	80	81
	Mileage Plus Holdings, LLC 6.50% 6/20/2027[1]	1,068	1,075
	Miter Brands Acquisition Holdco, Inc. 6.75% 4/1/2032[1]	309	311
	Moog, Inc. 4.25% 12/9/2027[1]	395	377
	Mueller Water Products, Inc. 4.00% 6/15/2029[1]	275	255
	NESCO Holdings II, Inc. 5.50% 4/15/2029[1]	905	841
	OneSky Flight, LLC 8.875% 12/15/2029[1]	360	361
	Owens Corning 3.50% 2/15/2030	530	493
	Pitney Bowes, Inc. 6.875% 3/15/2027[1]	600	600
	PM General Purchaser, LLC 9.50% 10/1/2028[1]	610	606

American Funds Insurance Series	226

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
	Prime Security Services Borrower, LLC 3.375% 8/31/2027[1]	USD475	$445
	Reworld Holding Corp. 4.875% 12/1/2029[1]	1,155	1,069
	Reworld Holding Corp. 5.00% 9/1/2030	1,455	1,345
	Roller Bearing Company of America, Inc. 4.375% 10/15/2029[1]	110	103
	Sabre GLBL, Inc. 8.625% 6/1/2027[1]	35	35
	Sabre GLBL, Inc. 10.75% 11/15/2029[1]	15	15
	Seagate HDD Cayman 8.25% 12/15/2029	190	203
	Seagate HDD Cayman 8.50% 7/15/2031	455	487
	Sensata Technologies, Inc. 3.75% 2/15/2031[1]	795	696
	SkyMiles IP, Ltd. 4.75% 10/20/2028[1]	440	434
	Spirit AeroSystems, Inc. 4.60% 6/15/2028	898	852
	Spirit AeroSystems, Inc. 9.375% 11/30/2029[1]	334	358
	Spirit AeroSystems, Inc. 9.75% 11/15/2030[1]	2,570	2,847
	Spirit AeroSystems, Inc., Term Loan, (3-month CME Term SOFR + 4.25%) 9.085% 1/15/2027[3,4]	1,087	1,101
	Standard Building Solutions, Inc. 6.50% 8/15/2032[1]	435	436
	Texas Combined Tirz I, LLC 0% 12/7/2062[1,7]	100	100
	Titan International, Inc. 7.00% 4/30/2028	750	738
	TransDigm, Inc. 5.50% 11/15/2027	1,030	1,013
	TransDigm, Inc. 6.375% 3/1/2029[1]	1,320	1,325
	TransDigm, Inc. 4.875% 5/1/2029	190	180
	TransDigm, Inc. 6.875% 12/15/2030[1]	355	361
	TransDigm, Inc. 6.625% 3/1/2032[1]	1,130	1,142
	Uber Technologies, Inc. 7.50% 9/15/2027[1]	395	402
	Uber Technologies, Inc. 6.25% 1/15/2028[1]	755	762
	Uber Technologies, Inc. 4.50% 8/15/2029[1]	310	300
	United Rentals (North America), Inc. 6.00% 12/15/2029[1]	115	116
	United Rentals (North America), Inc. 3.875% 2/15/2031	720	644
	United Rentals (North America), Inc. 3.75% 1/15/2032	505	443
	United Rentals (North America), Inc. 6.125% 3/15/2034[1]	310	308
	WESCO Distribution, Inc. 6.625% 3/15/2032[1]	1,600	1,628
	Wrangler Holdco Corp. 6.625% 4/1/2032[1]	325	331
	XPO, Inc. 7.125% 6/1/2031[1]	533	549
	XPO, Inc. 7.125% 2/1/2032[1]	270	277
			63,887

Information technology 6.77%
	Acuris Finance US, Inc. 9.00% 8/1/2029[1]	1,350	1,296
	Booz Allen Hamilton, Inc. 3.875% 9/1/2028[1]	60	57
	Cloud Software Group, Inc. 6.50% 3/31/2029[1]	1,655	1,627
	Cloud Software Group, Inc. 9.00% 9/30/2029[1]	5,695	5,789
	Cloud Software Group, Inc. 8.25% 6/30/2032[1]	1,660	1,713
	Cloud Software Group, Inc., Term Loan B1, (3-month USD CME Term SOFR + 3.50%) 7.829% 3/30/2029[3,4]	1,619	1,626
	CommScope Technologies, LLC 5.00% 3/15/2027[1]	1,875	1,678
	CommScope, LLC 6.00% 3/1/2026[1]	2,253	2,245
	CommScope, LLC 8.25% 3/1/2027[1]	1,122	1,074
	CommScope, LLC 7.125% 7/1/2028[1]	577	509
	CommScope, LLC 4.75% 9/1/2029[1]	135	120
	CommScope, LLC 9.50% 12/15/2031[1]	400	415
	CrowdStrike Holdings, Inc. 3.00% 2/15/2029	435	396
	Diebold Nixdorf, Inc. 7.75% 3/31/2030[1]	5,775	5,943
	Ellucian Holdings, Inc. 6.50% 12/1/2029[1]	275	276
	Ellucian Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.267% 11/15/2032[3,4]	300	305
	Entegris, Inc. 4.75% 4/15/2029[1]	370	355
	Fair Isaac Corp. 4.00% 6/15/2028[1]	1,835	1,733
	Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.645% 9/13/2029[3,4,9]	3,629	3,651

227	American Funds Insurance Series

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
	Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.645% 9/13/2029[3,4,9]	USD261	$263
	Fortress Intermediate 3, Inc. 7.50% 6/1/2031[1]	440	449
	Gartner, Inc. 4.50% 7/1/2028[1]	703	686
	Gartner, Inc. 3.75% 10/1/2030[1]	126	115
	Helios Software Holdings, Inc. 8.75% 5/1/2029[1]	3,675	3,775
	Hughes Satellite Systems Corp. 5.25% 8/1/2026	3,255	2,987
	Hughes Satellite Systems Corp. 6.625% 8/1/2026	2,380	1,895
	Imola Merger Corp. 4.75% 5/15/2029[1]	300	285
	ION Trading Technologies SARL 9.50% 5/30/2029[1]	2,420	2,543
	McAfee Corp. 7.375% 2/15/2030[1]	865	841
	NCR Atleos Corp. 9.50% 4/1/2029[1]	1,075	1,166
	NCR Voyix Corp. 5.125% 4/15/2029[1]	343	328
	Open Text Corp. 3.875% 2/15/2028[1]	645	608
	Open Text Corp. 3.875% 12/1/2029[1]	250	227
	Open Text Holdings, Inc. 4.125% 12/1/2031[1]	220	195
	Shift4 Payments, LLC, 6.75% 8/15/2032[1]	800	814
	Synaptics, Inc. 4.00% 6/15/2029[1]	375	342
	UKG, Inc. 6.875% 2/1/2031[1]	1,855	1,884
	Unisys Corp. 6.875% 11/1/2027[1]	815	795
	Viasat, Inc. 5.625% 9/15/2025[1]	545	542
	Viasat, Inc. 5.625% 4/15/2027[1]	4,790	4,641
	Viasat, Inc. 6.50% 7/15/2028[1]	870	706
	Viasat, Inc. 7.50% 5/30/2031[1]	2,394	1,667
	Viavi Solutions, Inc. 3.75% 10/1/2029[1]	230	209
	Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (11.875% on 6/23/2025)[5,7,9]	542	546
	Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (11.875% on 6/23/2025)[5,7,9]	3,110	3,133
	Xerox Holdings Corp. 5.50% 8/15/2028[1]	435	374
	Zebra Technologies Corp. 6.50% 6/1/2032[1]	300	305
			63,129

Real estate 6.43%
	Anywhere Real Estate Group, LLC 5.75% 1/15/2029[1]	2,063	1,654
	Anywhere Real Estate Group, LLC 5.25% 4/15/2030[1]	1,322	996
	Anywhere Real Estate Group, LLC 7.00% 4/15/2030[1]	465	413
	Brookfield Property REIT, Inc. 5.75% 5/15/2026[1]	1,197	1,183
	Brookfield Property REIT, Inc. 4.50% 4/1/2027[1]	220	209
	Cushman & Wakefield U.S. Borrower, LLC, Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.997% 1/31/2030[3,4]	294	295
	Forestar Group, Inc. 3.85% 5/15/2026[1]	465	453
	Forestar Group, Inc. 5.00% 3/1/2028[1]	92	89
	Greystar Real Estate Partners, LLC 7.75% 9/1/2030[1]	255	270
	Howard Hughes Corp. (The) 5.375% 8/1/2028[1]	1,327	1,291
	Howard Hughes Corp. (The) 4.125% 2/1/2029[1]	2,628	2,430
	Howard Hughes Corp. (The) 4.375% 2/1/2031[1]	3,633	3,274
	Iron Mountain, Inc. 4.875% 9/15/2027[1]	1,006	982
	Iron Mountain, Inc. 5.00% 7/15/2028[1]	367	355
	Iron Mountain, Inc. 7.00% 2/15/2029[1]	210	215
	Iron Mountain, Inc. 5.25% 7/15/2030[1]	3,235	3,090
	Iron Mountain, Inc. 4.50% 2/15/2031[1]	1,660	1,519
	Iron Mountain, Inc. 5.625% 7/15/2032[1]	220	210
	Iron Mountain, Inc. 6.25% 1/15/2033[1]	175	174
	Kennedy-Wilson, Inc. 4.75% 3/1/2029	2,270	2,062
	Kennedy-Wilson, Inc. 4.75% 2/1/2030	2,750	2,435
	Kennedy-Wilson, Inc. 5.00% 3/1/2031	2,255	1,982
	Ladder Capital Finance Holdings LLLP 5.25% 10/1/2025[1]	440	441
	Ladder Capital Finance Holdings LLLP 4.25% 2/1/2027[1]	1,249	1,205

American Funds Insurance Series	228

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
	Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029[1]	USD780	$736
	Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031[1]	610	628
	MPT Operating Partnership, LP 3.325% 3/24/2025	EUR240	240
	MPT Operating Partnership, LP 2.50% 3/24/2026	GBP540	601
	MPT Operating Partnership, LP 5.25% 8/1/2026	USD257	237
	MPT Operating Partnership, LP 5.00% 10/15/2027	8,288	6,995
	MPT Operating Partnership, LP 3.50% 3/15/2031	1,334	842
	Park Intermediate Holdings, LLC 4.875% 5/15/2029[1]	820	772
	Park Intermediate Holdings, LLC 7.00% 2/1/2030[1]	380	386
	Pebblebrook Hotel, LP 6.375% 10/15/2029[1]	460	456
	RLJ Lodging Trust, LP 3.75% 7/1/2026[1]	45	44
	RLJ Lodging Trust, LP 4.00% 9/15/2029[1]	800	726
	SBA Communications Corp. 3.125% 2/1/2029	131	118
	Service Properties Trust 5.25% 2/15/2026	117	114
	Service Properties Trust 4.75% 10/1/2026	1,515	1,435
	Service Properties Trust 4.95% 2/15/2027	1,931	1,806
	Service Properties Trust 5.50% 12/15/2027	350	329
	Service Properties Trust 3.95% 1/15/2028	3,031	2,542
	Service Properties Trust 8.375% 6/15/2029	1,985	1,921
	Service Properties Trust 4.95% 10/1/2029	2,868	2,284
	Service Properties Trust 4.375% 2/15/2030	2,825	2,138
	Service Properties Trust 8.625% 11/15/2031[1]	4,520	4,724
	Service Properties Trust 8.875% 6/15/2032	1,050	973
	VICI Properties, LP 4.625% 6/15/2025[1]	620	618
	VICI Properties, LP 3.875% 2/15/2029[1]	1,130	1,066
			59,958

Consumer staples 3.77%
	Albertsons Companies, Inc. 4.625% 1/15/2027[1]	900	882
	Albertsons Companies, Inc. 3.50% 3/15/2029[1]	993	905
	Albertsons Companies, Inc. 4.875% 2/15/2030[1]	465	444
	Amer Sports Co. 6.75% 2/16/2031[1]	700	710
	B&G Foods, Inc. 5.25% 9/15/2027	1,383	1,324
	B&G Foods, Inc. 8.00% 9/15/2028[1]	965	993
	Central Garden & Pet Co. 4.125% 10/15/2030	915	823
	Central Garden & Pet Co. 4.125% 4/30/2031[1]	1,575	1,394
	Coty, Inc. 5.00% 4/15/2026[1]	420	420
	Coty, Inc. 4.75% 1/15/2029[1]	1,310	1,250
	Coty, Inc. 6.625% 7/15/2030[1]	770	783
	Darling Ingredients, Inc. 6.00% 6/15/2030[1]	1,085	1,071
	Fiesta Purchaser, Inc. 7.875% 3/1/2031[1]	1,120	1,171
	Fiesta Purchaser, Inc. 9.625% 9/15/2032[1]	775	814
	Fiesta Purchaser, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 7.603% 2/12/2031[3,4]	160	160
	H.J. Heinz Co. 3.875% 5/15/2027	275	270
	H.J. Heinz Co. 4.375% 6/1/2046	26	21
	Ingles Markets, Inc. 4.00% 6/15/2031[1]	370	328
	KeHE Distributors, LLC 9.00% 2/15/2029[1]	485	504
	Kronos Acquisition Holdings, Inc. 8.25% 6/30/2031[1]	455	434
	Lamb Weston Holdings, Inc. 4.125% 1/31/2030[1]	1,920	1,757
	Lamb Weston Holdings, Inc. 4.375% 1/31/2032[1]	390	353
	Performance Food Group, Inc. 5.50% 10/15/2027[1]	705	700
	Performance Food Group, Inc. 4.25% 8/1/2029[1]	573	532
	Performance Food Group, Inc. 6.125% 9/15/2032[1]	725	726
	Post Holdings, Inc. 5.50% 12/15/2029[1]	451	437
	Post Holdings, Inc. 4.625% 4/15/2030[1]	1,920	1,772
	Post Holdings, Inc. 4.50% 9/15/2031[1]	1,145	1,027
	Post Holdings, Inc. 6.25% 2/15/2032[1]	2,165	2,151
	Post Holdings, Inc. 6.375% 3/1/2033[1]	415	407
	Prestige Brands, Inc. 5.125% 1/15/2028[1]	138	135

229	American Funds Insurance Series

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
	Prestige Brands, Inc. 3.75% 4/1/2031[1]	USD1,275	$1,120
	Simmons Foods, Inc. 4.625% 3/1/2029[1]	558	516
	TreeHouse Foods, Inc. 4.00% 9/1/2028	2,075	1,887
	United Natural Foods, Inc. 6.75% 10/15/2028[1]	2,288	2,257
	United Natural Foods, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.75%) 9.107% 5/1/2031[3,4]	2,583	2,630
	US Foods, Inc. 4.625% 6/1/2030[1]	510	480
	US Foods, Inc. 5.75% 4/15/2033[1]	470	458
	Walgreens Boots Alliance, Inc. 3.45% 6/1/2026	1,085	1,052
			35,098

Utilities 2.08%
	Aegea Finance SARL 9.00% 1/20/2031[1]	330	337
	AmeriGas Partners, LP 5.50% 5/20/2025	102	101
	AmeriGas Partners, LP 5.75% 5/20/2027	302	281
	Calpine Corp. 4.50% 2/15/2028[1]	150	144
	Calpine Corp. 5.125% 3/15/2028[1]	518	503
	Calpine Corp. 3.75% 3/1/2031[1]	500	447
	Comision Federal de Electricidad 5.70% 1/24/2030[1]	460	442
	DPL, Inc. 4.125% 7/1/2025	555	548
	Emera, Inc. 6.75% 6/15/2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[5,10]	1,155	1,165
	FirstEnergy Corp. 2.25% 9/1/2030	980	844
	Ithaca Energy (North Sea) PLC 8.125% 10/15/2029[1]	355	361
	Lightning Power, LLC 7.25% 8/15/2032[1]	650	670
	MIWD Holdco II, LLC, Term Loan B2, (3-month USD CME Term SOFR + 3.00%) 7.845% 3/28/2031[3,4]	279	283
	NRG Energy, Inc. 3.625% 2/15/2031[1]	110	96
	Pacific Gas and Electric Co. 3.30% 8/1/2040	280	210
	Pacific Gas and Electric Co. 4.95% 7/1/2050	745	648
	Pacific Gas and Electric Co. 3.50% 8/1/2050	2,020	1,385
	PG&E Corp. 5.00% 7/1/2028	3,100	3,031
	PG&E Corp. 5.25% 7/1/2030	3,365	3,296
	PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030)[5]	1,670	1,718
	Talen Energy Supply, LLC 8.625% 6/1/2030[1]	2,147	2,290
	Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.50%) 7.023% 5/17/2030[3,4]	281	283
	YPF Energia Electrica SA 7.875% 10/16/2032[1]	320	317
			19,400
	Total corporate bonds, notes & loans		805,908
U.S. Treasury bonds & notes 0.36%
U.S. Treasury 0.36%
	U.S. Treasury 4.25% 11/15/2034[11]	3,410	3,323

Mortgage-backed obligations 0.06%
Collateralized mortgage-backed obligations 0.06%
	Treehouse Park Improvement Association No.1 9.75% 12/1/2033[1,7]	591	591

Municipals 0.05%
Puerto Rico 0.05%
	G.O. Taxable Bonds, Series 2022, 0% 11/1/2043[4]	327	201
	G.O. Taxable Bonds, Capital Appreciation Bonds, Series 2022, 0% 11/1/2051	361	224
	Total municipals		425

American Funds Insurance Series	230

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. 0.04%
	Honduras (Republic of) 8.625% 11/27/2034[1]	USD390	$388
	Total bonds, notes & other debt instruments (cost: $819,735,000)		810,635
Convertible bonds & notes 0.04%
Communication services 0.04%
	EchoStar Corp., convertible notes, 3.875% 11/30/2030[6]	371	391
	Total convertible bonds & notes (cost: $395,000)		391

Common stocks 6.41%		Shares
Health care 2.20%
	Rotech Healthcare, Inc.[7,9,12]	201,793	17,812
	Endo, Inc.[12]	98,326	2,330
	Endo GUC Trust, Class A1[1,7,12]	192,719	72
	Endo, Inc., 1L 7.50% Escrow[7,12]	5,505,000	— [8]
	Endo, Inc., 1L 6.875% Escrow[7,12]	520,000	— [8]
	Endo, Inc., 1L 6.125% Escrow[7,12]	525,000	— [8]
	Mallinckrodt PLC[12]	3,631	321
			20,535

Energy 1.35%
	Constellation Oil Services Holding SA7,12	11,240,370	4,574
	Ascent Resources, LLC, Class A7,9	62,978	2,971
	New Fortress Energy, Inc., Class A13	109,372	1,654
	Expand Energy Corp.	16,161	1,609
	Altera Infrastructure, LP7,12	9,127	738
	Weatherford International	10,059	720
	Mesquite Energy, Inc.[7,12]	3,558	202
	Exxon Mobil Corp.	739	79
	Bighorn Permian Resources, LLC[7]	2,894	— [8]
			12,547

Information technology 1.30%
	Diebold Nixdorf, Inc.[12]	281,243	12,105

Utilities 1.13%
	Talen Energy Corp.[12]	50,368	10,148
	PG&E Corp.	18,786	379
			10,527

Consumer discretionary 0.15%
	NMG Parent, LLC[7,12]	9,965	1,222
	MYT Holding Co., Class B12	608,846	232
	Party City Holdco, Inc.[7,12]	126,254	— [8]
	Party City Holdco, Inc.[1,7,12]	1,260	— [8]
			1,454

Materials 0.14%
	Venator Materials PLC[7,12]	3,232	1,285

Real estate 0.08%
	WeWork, Inc.[7,12]	57,167	743

231	American Funds Insurance Series

American High-Income Trust® (continued)
Common stocks (continued)		Shares	Value (000)

Communication services 0.03%
	Intelsat SA	8,182	$249
	iHeartMedia, Inc., Class A12	22,639	45
			294

Financials 0.03%
	Navient Corp.	20,000	266
	Total common stocks (cost: $40,714,000)		59,756
Preferred securities 0.43%
Consumer discretionary 0.24%
	MYT Holdings, LLC, Series A, 10.00% preferred shares[12]	2,095,904	2,196

Industrials 0.19%
	ACR III LSC Holdings, LLC, Series B, preferred shares[1,7,12]	1,022	1,797
	Total preferred securities (cost: $2,933,000)		3,993
Rights & warrants 0.01%
Energy 0.01%
	Expand Energy Corporation, Class C, warrants, expire 2/9/2026[12]	457	39

Consumer discretionary 0.00%
	NMG Parent, LLC, warrants, expire 9/24/2027[7,12]	27,111	— [8]
	Total rights & warrants (cost: $439,000)		39

Short-term securities 4.90%
Money market investments 4.90%
	Capital Group Central Cash Fund 4.50%[14,15]	456,322	45,641
	Total short-term securities (cost: $45,638,000)		45,641
	Total investment securities 98.77% (cost: $909,854,000)		920,455
	Other assets less liabilities 1.23%		11,508
	Net assets 100.00%		$931,963

American Funds Insurance Series	232

American High-Income Trust® (continued)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2024 (000)
2 Year U.S. Treasury Note Futures	Long	111	4/3/2025	USD22,823	$(14)
5 Year U.S. Treasury Note Futures	Long	153	4/3/2025	16,265	(106)
10 Year Ultra U.S. Treasury Note Futures	Short	8	3/31/2025	(891)	13
10 Year U.S. Treasury Note Futures	Short	13	3/31/2025	(1,414)	25
30 Year Ultra U.S. Treasury Bond Futures	Short	1	3/31/2025	(119)	6
					$(76)
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
CDX.NA.HY.42	5.00%	Quarterly	6/20/2029	USD3,815	$(305)	$(262)	$(43)
CDX.NA.HY.43	5.00%	Quarterly	12/20/2029	14,000	(1,080)	(1,167)	87
					$(1,385)	$(1,429)	$44
Investments in affiliates15

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Short-term securities 4.90%
Money market investments 4.90%
Capital Group Central Cash Fund 4.50%[14]	$27,114	$249,518	$230,999	$3	$5	$45,641	$1,402
Restricted securities9

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc.[7,12]	9/26/2013	$4,331	$17,812	1.91%
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.645% 9/13/2029[3,4]	9/13/2023	3,567	3,651.39
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.645% 9/13/2029[3,4]	9/13/2023-12/13/2024	261	263.03
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (11.875% on 6/23/2025)[5,7]	6/23/2023-10/22/2024	3,043	3,133.33

233	American Funds Insurance Series

American High-Income Trust® (continued)
Restricted securities9 (continued)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Ascent Resources, LLC, Class A7	11/15/2016	$302	$2,971	.32%
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (11.875% on 6/23/2025)[5,7]	10/22/2024	523	546.06
Total		$12,027	$28,376	3.04%

[1]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $597,435,000, which represented 64.11% of the net assets of the fund.

[2]	Scheduled interest and/or principal payment was not received.
[3]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $35,038,000, which represented 3.76% of the net assets of the fund.

[4]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[5]	Step bond; coupon rate may change at a later date.
[6]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[7]	Value determined using significant unobservable inputs.
[8]	Amount less than one thousand.
[9]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $28,376,000, which represented 3.04% of the net assets of the fund.

[10]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[11]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $261,000, which represented .03% of the net assets of the fund.
[12]	Security did not produce income during the last 12 months.
[13]
Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $1,654,000, which represented 0.18% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.

[14]	Rate represents the seven-day yield at 12/31/2024.
[15]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
CME = CME Group
DAC = Designated Activity Company
EUR = Euros
G.O. = General Obligation
GBP = British pounds
LIBOR = London Interbank Offered Rate
PIK = Payment In Kind
REIT = Real Estate Investment Trust
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

American Funds Insurance Series	234

American Funds Mortgage Fund®
Investment portfolio December 31, 2024

Bonds, notes & other debt instruments 94.77%		Principal amount (000)	Value (000)
Mortgage-backed obligations 84.59%
Federal agency mortgage-backed obligations 82.32%
	Fannie Mae Pool #695412 5.00% 6/1/2033[1]	USD— [2]	$— [2]
	Fannie Mae Pool #AD3566 5.00% 10/1/2035[1]	1	1
	Fannie Mae Pool #256583 5.00% 12/1/2036[1,3]	29	28
	Fannie Mae Pool #931768 5.00% 8/1/2039[1]	1	1
	Fannie Mae Pool #AC0794 5.00% 10/1/2039[1]	5	5
	Fannie Mae Pool #932606 5.00% 2/1/2040[1]	2	2
	Fannie Mae Pool #MA4232 2.00% 1/1/2041[1]	132	110
	Fannie Mae Pool #BQ7816 1.50% 4/1/2041[1]	228	182
	Fannie Mae Pool #BR0986 1.50% 5/1/2041[1]	293	234
	Fannie Mae Pool #AE1248 5.00% 6/1/2041[1]	8	8
	Fannie Mae Pool #MA4387 2.00% 7/1/2041[1]	16	13
	Fannie Mae Pool #MA4388 2.50% 7/1/2041[1]	75	63
	Fannie Mae Pool #MA4447 2.50% 10/1/2041[1]	157	134
	Fannie Mae Pool #FM9117 2.50% 10/1/2041[1]	84	72
	Fannie Mae Pool #AJ1873 4.00% 10/1/2041[1]	5	5
	Fannie Mae Pool #AE1274 5.00% 10/1/2041[1]	4	4
	Fannie Mae Pool #AE1277 5.00% 11/1/2041[1]	3	3
	Fannie Mae Pool #MA4502 2.50% 12/1/2041[1]	177	152
	Fannie Mae Pool #AE1283 5.00% 12/1/2041[1]	2	2
	Fannie Mae Pool #MA4521 2.50% 1/1/2042[1]	222	190
	Fannie Mae Pool #MA4540 2.00% 2/1/2042[1]	237	197
	Fannie Mae Pool #AE1290 5.00% 2/1/2042[1]	4	4
	Fannie Mae Pool #MA4570 2.00% 3/1/2042[1]	101	84
	Fannie Mae Pool #AT0300 3.50% 3/1/2043[1]	1	1
	Fannie Mae Pool #AT3954 3.50% 4/1/2043[1]	1	1
	Fannie Mae Pool #AY1829 3.50% 12/1/2044[1]	2	2
	Fannie Mae Pool #FS3767 2.00% 4/1/2047[1]	26	21
	Fannie Mae Pool #BH3122 4.00% 6/1/2047[1]	1	1
	Fannie Mae Pool #BJ5015 4.00% 12/1/2047[1]	27	25
	Fannie Mae Pool #BK5232 4.00% 5/1/2048[1]	17	16
	Fannie Mae Pool #BK6840 4.00% 6/1/2048[1]	23	22
	Fannie Mae Pool #BK9743 4.00% 8/1/2048[1]	6	6
	Fannie Mae Pool #BK9761 4.50% 8/1/2048[1]	3	3
	Fannie Mae Pool #CA6409 2.50% 7/1/2050[1]	94	77
	Fannie Mae Pool #FS3745 2.00% 8/1/2050[1]	18	14
	Fannie Mae Pool #CA7052 3.00% 9/1/2050[1]	4	4
	Fannie Mae Pool #BQ3005 2.50% 10/1/2050[1]	66	54
	Fannie Mae Pool #CA8108 2.00% 12/1/2050[1]	136	107
	Fannie Mae Pool #MA4208 2.00% 12/1/2050[1]	11	9
	Fannie Mae Pool #FS9792 4.50% 12/1/2050[1]	24	23
	Fannie Mae Pool #FM6113 2.50% 1/1/2051[1]	1,431	1,177
	Fannie Mae Pool #FM5940 2.00% 2/1/2051[1,3]	1,550	1,226
	Fannie Mae Pool #CA8820 2.00% 2/1/2051[1]	355	280
	Fannie Mae Pool #MA4305 2.00% 4/1/2051[1]	1	1
	Fannie Mae Pool #CB0041 3.00% 4/1/2051[1]	180	156
	Fannie Mae Pool #FM7900 2.50% 7/1/2051[1]	24	20
	Fannie Mae Pool #FM8038 3.00% 7/1/2051[1]	33	28
	Fannie Mae Pool #CB1527 2.50% 9/1/2051[1]	392	323
	Fannie Mae Pool #FS1630 2.50% 9/1/2051[1]	23	19
	Fannie Mae Pool #FS0965 2.00% 11/1/2051[1]	2	2
	Fannie Mae Pool #FM9492 2.50% 11/1/2051[1]	401	332
	Fannie Mae Pool #FM9694 2.50% 11/1/2051[1]	189	158
	Fannie Mae Pool #FM9804 2.50% 12/1/2051[1]	208	172
	Fannie Mae Pool #FM9976 3.00% 12/1/2051[1]	83	72
	Fannie Mae Pool #CB2544 3.00% 1/1/2052[1]	242	208
	Fannie Mae Pool #CB3031 2.50% 3/1/2052[1]	401	330
	Fannie Mae Pool #MA4626 4.00% 6/1/2052[1]	406	373
	Fannie Mae Pool #FS5851 4.00% 7/1/2052[1]	1,027	942
	Fannie Mae Pool #FS6362 3.50% 8/1/2052[1]	172	152
	Fannie Mae Pool #CB4620 5.00% 9/1/2052[1]	1,043	1,015
	Fannie Mae Pool #FS3056 2.00% 10/1/2052[1]	709	553

235	American Funds Insurance Series

American Funds Mortgage Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #MA4785 5.00% 10/1/2052[1]	USD104	$100
	Fannie Mae Pool #BW1289 5.50% 10/1/2052[1]	37	37
	Fannie Mae Pool #BW1243 5.50% 10/1/2052[1]	34	33
	Fannie Mae Pool #MA4840 4.50% 12/1/2052[1]	444	419
	Fannie Mae Pool #BX5673 5.00% 12/1/2052[1]	97	94
	Fannie Mae Pool #BY1411 4.00% 2/1/2053[1]	1,125	1,030
	Fannie Mae Pool #MA4916 4.00% 2/1/2053[1]	9	8
	Fannie Mae Pool #MA4919 5.50% 2/1/2053[1]	68	67
	Fannie Mae Pool #FS3759 6.00% 2/1/2053[1]	101	103
	Fannie Mae Pool #CB5912 6.00% 3/1/2053[1]	83	84
	Fannie Mae Pool #BY2249 4.00% 4/1/2053[1]	27	24
	Fannie Mae Pool #MA4978 5.00% 4/1/2053[1,3]	2,984	2,882
	Fannie Mae Pool #CB6131 6.50% 4/1/2053[1]	245	253
	Fannie Mae Pool #CB6106 6.50% 4/1/2053[1]	65	67
	Fannie Mae Pool #MA5008 4.50% 5/1/2053[1]	44	41
	Fannie Mae Pool #MA5009 5.00% 5/1/2053[1]	1,784	1,724
	Fannie Mae Pool #FS4563 5.00% 5/1/2053[1]	50	49
	Fannie Mae Pool #MA5010 5.50% 5/1/2053[1]	52	51
	Fannie Mae Pool #MA5011 6.00% 5/1/2053[1]	277	279
	Fannie Mae Pool #MA5038 5.00% 6/1/2053[1]	270	261
	Fannie Mae Pool #FS5192 5.50% 6/1/2053[1]	778	770
	Fannie Mae Pool #MA5040 6.00% 6/1/2053[1]	369	372
	Fannie Mae Pool #MA5070 4.50% 7/1/2053[1]	562	529
	Fannie Mae Pool #MA5072 5.50% 7/1/2053[1]	209	207
	Fannie Mae Pool #FS5343 6.00% 7/1/2053[1]	449	453
	Fannie Mae Pool #CB6853 4.50% 8/1/2053[1]	93	87
	Fannie Mae Pool #MA5136 4.50% 9/1/2053[1]	562	529
	Fannie Mae Pool #MA5138 5.50% 9/1/2053[1]	293	289
	Fannie Mae Pool #MA5165 5.50% 10/1/2053[1]	1,357	1,341
	Fannie Mae Pool #CB7242 6.50% 10/1/2053[1]	44	45
	Fannie Mae Pool #MA5167 6.50% 10/1/2053[1]	14	15
	Fannie Mae Pool #CB7510 6.50% 11/1/2053[1]	325	334
	Fannie Mae Pool #MA5215 5.50% 12/1/2053[1]	81	80
	Fannie Mae Pool #FS6873 6.50% 1/1/2054[1]	509	521
	Fannie Mae Pool #FS6767 6.50% 1/1/2054[1]	237	243
	Fannie Mae Pool #FS9507 4.50% 2/1/2054[1]	918	865
	Fannie Mae Pool #MA5271 5.50% 2/1/2054[1]	1,538	1,519
	Fannie Mae Pool #FS6809 5.50% 2/1/2054[1]	156	154
	Fannie Mae Pool #MA5296 5.50% 3/1/2054[1]	146	144
	Fannie Mae Pool #FS7653 6.50% 3/1/2054[1]	44	45
	Fannie Mae Pool #DB1235 6.00% 4/1/2054[1]	137	139
	Fannie Mae Pool #MA5329 6.50% 4/1/2054[1]	286	292
	Fannie Mae Pool #CB8387 6.50% 4/1/2054[1]	18	19
	Fannie Mae Pool #DB6878 6.00% 6/1/2054[1]	289	290
	Fannie Mae Pool #FS8153 6.00% 6/1/2054[1]	249	253
	Fannie Mae Pool #FS8223 6.00% 6/1/2054[1]	44	45
	Fannie Mae Pool #FS8219 6.00% 6/1/2054[1]	38	39
	Fannie Mae Pool #CB8755 6.00% 6/1/2054[1]	22	22
	Fannie Mae Pool #CB8725 6.50% 6/1/2054[1]	302	311
	Fannie Mae Pool #MA5417 4.00% 7/1/2054[1]	95	87
	Fannie Mae Pool #BU4700 6.00% 7/1/2054[1]	582	589
	Fannie Mae Pool #FS8400 6.00% 7/1/2054[1]	382	387
	Fannie Mae Pool #DB6901 6.00% 7/1/2054[1]	183	184
	Fannie Mae Pool #CB8858 6.00% 7/1/2054[1]	137	138
	Fannie Mae Pool #BU4707 6.00% 7/1/2054[1]	127	127
	Fannie Mae Pool #FS8318 6.00% 7/1/2054[1]	64	65
	Fannie Mae Pool #DB7039 6.00% 7/1/2054[1]	40	40
	Fannie Mae Pool #MA5421 6.00% 7/1/2054[1]	8	8
	Fannie Mae Pool #FS8619 6.50% 7/1/2054[1]	781	804
	Fannie Mae Pool #CB8872 6.50% 7/1/2054[1]	464	479
	Fannie Mae Pool #FS8607 6.50% 7/1/2054[1]	137	141

American Funds Insurance Series	236

American Funds Mortgage Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #CB8876 6.50% 7/1/2054[1]	USD137	$140
	Fannie Mae Pool #MA5422 6.50% 7/1/2054[1]	91	93
	Fannie Mae Pool #FS8317 6.50% 7/1/2054[1]	82	84
	Fannie Mae Pool #DB6906 6.50% 7/1/2054[1]	51	53
	Fannie Mae Pool #MA5445 6.00% 8/1/2054[1]	230	232
	Fannie Mae Pool #FS8758 6.00% 8/1/2054[1]	198	200
	Fannie Mae Pool #BU4968 6.00% 8/1/2054[1]	151	151
	Fannie Mae Pool #DB7792 6.00% 8/1/2054[1]	86	87
	Fannie Mae Pool #FS8757 6.00% 8/1/2054[1]	56	57
	Fannie Mae Pool #BU4916 6.00% 8/1/2054[1]	31	31
	Fannie Mae Pool #FS8756 6.00% 8/1/2054[1]	29	30
	Fannie Mae Pool #DB7687 6.00% 8/1/2054[1]	20	20
	Fannie Mae Pool #DB7690 6.00% 8/1/2054[1]	19	19
	Fannie Mae Pool #DC0296 6.00% 8/1/2054[1]	10	10
	Fannie Mae Pool #MA5446 6.50% 8/1/2054[1]	376	384
	Fannie Mae Pool #CB9071 6.50% 8/1/2054[1]	179	183
	Fannie Mae Pool #FS9025 5.50% 9/1/2054[1]	519	514
	Fannie Mae Pool #FS9009 5.50% 9/1/2054[1]	281	279
	Fannie Mae Pool #FS8866 6.00% 9/1/2054[1]	494	502
	Fannie Mae Pool #BU5166 6.00% 10/1/2054[1]	26	26
	Fannie Mae Pool #DB2354 4.50% 11/1/2054[1]	475	447
	Fannie Mae Pool #BU5165 5.50% 11/1/2054[1]	51	50
	Fannie Mae Pool #CB9432 6.00% 11/1/2054[1]	44	44
	Fannie Mae Pool #MA5550 4.00% 12/1/2054[1]	350	320
	Fannie Mae Pool #DC7042 4.50% 12/1/2054[1]	188	177
	Fannie Mae Pool #BF0379 3.50% 4/1/2059[1]	119	105
	Fannie Mae Pool #BF0481 3.50% 6/1/2060[1]	130	114
	Fannie Mae Pool #BF0497 3.00% 7/1/2060[1]	45	37
	Fannie Mae Pool #BF0585 4.50% 12/1/2061[1]	45	43
	Fannie Mae Pool #BF0765 3.50% 9/1/2063[1]	751	653
	Freddie Mac Pool #ZA1922 5.00% 2/1/2026[1,3]	— [2]	— [2]
	Freddie Mac Pool #ZS8950 5.00% 10/1/2029[1]	1	1
	Freddie Mac Pool #A18781 5.00% 3/1/2034[1]	489	486
	Freddie Mac Pool #RB5113 1.50% 6/1/2041[1]	1,521	1,216
	Freddie Mac Pool #RB5115 2.50% 6/1/2041[1]	286	245
	Freddie Mac Pool #RB5138 2.00% 12/1/2041[1]	86	71
	Freddie Mac Pool #RB5145 2.00% 2/1/2042[1]	80	67
	Freddie Mac Pool #RB5148 2.00% 3/1/2042[1]	27	22
	Freddie Mac Pool #Q15874 4.00% 2/1/2043[1]	1	1
	Freddie Mac Pool #760014 3.426% 8/1/2045[1,4]	257	253
	Freddie Mac Pool #Q47615 3.50% 4/1/2047[1]	16	14
	Freddie Mac Pool #Q52069 3.50% 11/1/2047[1]	23	21
	Freddie Mac Pool #Q55971 4.00% 5/1/2048[1]	15	14
	Freddie Mac Pool #Q56175 4.00% 5/1/2048[1]	13	12
	Freddie Mac Pool #Q55970 4.00% 5/1/2048[1]	7	7
	Freddie Mac Pool #Q56599 4.00% 6/1/2048[1]	23	22
	Freddie Mac Pool #Q58411 4.50% 9/1/2048[1]	42	40
	Freddie Mac Pool #Q58436 4.50% 9/1/2048[1]	22	21
	Freddie Mac Pool #Q58378 4.50% 9/1/2048[1]	15	15
	Freddie Mac Pool #Z40273 4.50% 10/1/2048[1]	37	36
	Freddie Mac Pool #QA2748 3.50% 9/1/2049[1]	15	13
	Freddie Mac Pool #SD7512 3.00% 2/1/2050[1]	135	117
	Freddie Mac Pool #RA3384 3.00% 8/1/2050[1]	4	4
	Freddie Mac Pool #SI2062 2.00% 9/1/2050[1]	177	139
	Freddie Mac Pool #RA3987 2.50% 11/1/2050[1]	186	153
	Freddie Mac Pool #RA4352 2.00% 1/1/2051[1]	309	243
	Freddie Mac Pool #SD8128 2.00% 2/1/2051[1]	2	1
	Freddie Mac Pool #SD8134 2.00% 3/1/2051[1]	3	2
	Freddie Mac Pool #RA5288 2.00% 5/1/2051[1]	287	227
	Freddie Mac Pool #QC7626 3.00% 9/1/2051[1]	209	179
	Freddie Mac Pool #RA6406 2.00% 11/1/2051[1]	70	56

237	American Funds Insurance Series

American Funds Mortgage Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #SD1385 2.50% 11/1/2051[1]	USD58	$48
	Freddie Mac Pool #RA6598 3.50% 1/1/2052[1]	152	136
	Freddie Mac Pool #SD0873 3.50% 2/1/2052[1,3]	985	886
	Freddie Mac Pool #QD7089 3.50% 2/1/2052[1]	7	6
	Freddie Mac Pool #SD8213 3.00% 5/1/2052[1]	1,493	1,270
	Freddie Mac Pool #SD8220 3.00% 6/1/2052[1]	689	587
	Freddie Mac Pool #SD8225 3.00% 7/1/2052[1]	1,296	1,104
	Freddie Mac Pool #SD8242 3.00% 9/1/2052[1]	115	98
	Freddie Mac Pool #QF0213 4.50% 9/1/2052[1]	1,114	1,051
	Freddie Mac Pool #RA7938 5.00% 9/1/2052[1]	599	581
	Freddie Mac Pool #QF0924 5.50% 9/1/2052[1]	217	215
	Freddie Mac Pool #SD8258 5.00% 10/1/2052[1]	236	229
	Freddie Mac Pool #RA8059 5.50% 10/1/2052[1]	103	102
	Freddie Mac Pool #SD1895 4.50% 11/1/2052[1]	337	324
	Freddie Mac Pool #SD8266 4.50% 11/1/2052[1]	325	307
	Freddie Mac Pool #SD8280 6.50% 11/1/2052[1]	737	757
	Freddie Mac Pool #SD2602 3.00% 12/1/2052[1]	30	26
	Freddie Mac Pool #SD4116 4.50% 12/1/2052[1]	377	355
	Freddie Mac Pool #SD8288 5.00% 1/1/2053[1]	41	40
	Freddie Mac Pool #SD8315 5.00% 4/1/2053[1]	116	112
	Freddie Mac Pool #SD2716 5.00% 4/1/2053[1]	81	78
	Freddie Mac Pool #SD8316 5.50% 4/1/2053[1]	90	89
	Freddie Mac Pool #SD8322 4.50% 5/1/2053[1]	228	215
	Freddie Mac Pool #SD8323 5.00% 5/1/2053[1]	1,475	1,426
	Freddie Mac Pool #SD2861 6.00% 5/1/2053[1]	54	55
	Freddie Mac Pool #SD8329 5.00% 6/1/2053[1]	26	25
	Freddie Mac Pool #SD8331 5.50% 6/1/2053[1]	288	285
	Freddie Mac Pool #RA9279 6.00% 6/1/2053[1]	61	62
	Freddie Mac Pool #RA9283 6.00% 6/1/2053[1]	56	57
	Freddie Mac Pool #RA9281 6.00% 6/1/2053[1]	39	40
	Freddie Mac Pool #RA9284 6.00% 6/1/2053[1]	28	29
	Freddie Mac Pool #SD8341 5.00% 7/1/2053[1]	2	2
	Freddie Mac Pool #SD8342 5.50% 7/1/2053[1]	837	828
	Freddie Mac Pool #SD3386 5.50% 7/1/2053[1]	51	51
	Freddie Mac Pool #SD3432 6.00% 7/1/2053[1]	37	37
	Freddie Mac Pool #SD8350 6.00% 8/1/2053[1,3]	2,715	2,731
	Freddie Mac Pool #RA9857 6.00% 9/1/2053[1]	978	985
	Freddie Mac Pool #RA9854 6.00% 9/1/2053[1]	117	119
	Freddie Mac Pool #SD8368 6.00% 10/1/2053[1]	450	453
	Freddie Mac Pool #SD4053 6.00% 10/1/2053[1]	332	334
	Freddie Mac Pool #SD8369 6.50% 10/1/2053[1]	117	119
	Freddie Mac Pool #SD4977 5.00% 11/1/2053[1]	1,621	1,567
	Freddie Mac Pool #SD8371 5.00% 11/1/2053[1]	1,045	1,010
	Freddie Mac Pool #RJ0326 6.50% 11/1/2053[1]	75	77
	Freddie Mac Pool #SD8386 7.00% 12/1/2053[1]	531	551
	Freddie Mac Pool #SD8395 5.50% 1/1/2054[1]	452	447
	Freddie Mac Pool #RJ0668 6.00% 1/1/2054[1]	1,696	1,707
	Freddie Mac Pool #SD4795 6.00% 1/1/2054[1]	1,335	1,344
	Freddie Mac Pool #SD4693 6.50% 1/1/2054[1]	56	58
	Freddie Mac Pool #RJ0854 6.50% 1/1/2054[1]	12	12
	Freddie Mac Pool #SD8398 7.00% 1/1/2054[1]	700	727
	Freddie Mac Pool #QI0006 6.00% 2/1/2054[1]	51	52
	Freddie Mac Pool #RJ1216 5.50% 4/1/2054[1]	65	65
	Freddie Mac Pool #RJ1215 5.50% 4/1/2054[1]	14	14
	Freddie Mac Pool #QI2895 6.00% 4/1/2054[1]	101	102
	Freddie Mac Pool #QI3333 6.00% 4/1/2054[1]	19	19
	Freddie Mac Pool #SD5221 6.50% 4/1/2054[1]	58	60
	Freddie Mac Pool #SD8428 4.00% 5/1/2054[1]	552	505
	Freddie Mac Pool #RJ1448 5.50% 5/1/2054[1]	63	63
	Freddie Mac Pool #SD8432 6.00% 5/1/2054[1]	45	45
	Freddie Mac Pool #SD5692 6.00% 5/1/2054[1]	27	28

American Funds Insurance Series	238

American Funds Mortgage Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #SD5404 6.50% 5/1/2054[1]	USD476	$490
	Freddie Mac Pool #RJ1447 6.50% 5/1/2054[1]	72	74
	Freddie Mac Pool #SD8439 6.00% 6/1/2054[1]	23	23
	Freddie Mac Pool #SD5706 6.50% 6/1/2054[1]	730	753
	Freddie Mac Pool #RJ1726 6.50% 6/1/2054[1]	234	241
	Freddie Mac Pool #SD5701 6.50% 6/1/2054[1]	52	54
	Freddie Mac Pool #RJ1725 6.50% 6/1/2054[1]	17	18
	Freddie Mac Pool #SD5790 6.00% 7/1/2054[1]	400	405
	Freddie Mac Pool #QI8874 6.00% 7/1/2054[1]	238	241
	Freddie Mac Pool #RJ1975 6.00% 7/1/2054[1]	205	207
	Freddie Mac Pool #RJ1964 6.00% 7/1/2054[1]	187	190
	Freddie Mac Pool #RJ1973 6.00% 7/1/2054[1]	137	138
	Freddie Mac Pool #SD8447 6.00% 7/1/2054[1]	79	79
	Freddie Mac Pool #SD5813 6.00% 7/1/2054[1]	68	69
	Freddie Mac Pool #SD5896 6.00% 7/1/2054[1]	35	36
	Freddie Mac Pool #RJ1986 6.50% 7/1/2054[1]	218	223
	Freddie Mac Pool #SD8448 6.50% 7/1/2054[1]	90	92
	Freddie Mac Pool #SD5905 6.50% 7/1/2054[1]	76	78
	Freddie Mac Pool #SD5986 6.50% 7/1/2054[1]	73	75
	Freddie Mac Pool #SD6286 5.50% 8/1/2054[1]	303	301
	Freddie Mac Pool #RJ2210 6.00% 8/1/2054[1]	271	273
	Freddie Mac Pool #SD8454 6.00% 8/1/2054[1]	240	242
	Freddie Mac Pool #RJ2211 6.00% 8/1/2054[1]	178	180
	Freddie Mac Pool #RJ2216 6.00% 8/1/2054[1]	152	153
	Freddie Mac Pool #RJ2213 6.00% 8/1/2054[1]	126	128
	Freddie Mac Pool #RJ2245 6.00% 8/1/2054[1]	117	118
	Freddie Mac Pool #SD6029 6.00% 8/1/2054[1]	39	39
	Freddie Mac Pool #SD6323 6.50% 8/1/2054[1]	1,859	1,903
	Freddie Mac Pool #SD8455 6.50% 8/1/2054[1]	1,218	1,244
	Freddie Mac Pool #RJ2222 6.50% 8/1/2054[1]	263	271
	Freddie Mac Pool #RJ2223 6.50% 8/1/2054[1]	155	159
	Freddie Mac Pool #SD6034 6.50% 8/1/2054[1]	119	122
	Freddie Mac Pool #RJ2247 6.50% 8/1/2054[1]	104	107
	Freddie Mac Pool #RJ2228 6.50% 8/1/2054[1]	66	68
	Freddie Mac Pool #SD6047 6.50% 8/1/2054[1]	46	47
	Freddie Mac Pool #SD6035 6.50% 8/1/2054[1]	29	30
	Freddie Mac Pool #RJ2314 6.00% 9/1/2054[1]	127	128
	Freddie Mac Pool #RJ2312 6.00% 9/1/2054[1]	70	71
	Freddie Mac Pool #RJ2308 6.00% 9/1/2054[1]	67	67
	Freddie Mac Pool #RJ2306 6.00% 9/1/2054[1]	59	59
	Freddie Mac Pool #RJ2309 6.00% 9/1/2054[1]	37	38
	Freddie Mac Pool #SD6288 6.50% 9/1/2054[1]	345	354
	Freddie Mac Pool #SD8464 6.50% 9/1/2054[1]	232	237
	Freddie Mac Pool #RJ2323 6.50% 9/1/2054[1]	96	99
	Freddie Mac Pool #RJ2320 6.50% 9/1/2054[1]	38	40
	Freddie Mac Pool #RJ2325 6.50% 9/1/2054[1]	21	21
	Freddie Mac Pool #SD8481 4.00% 10/1/2054[1]	994	909
	Freddie Mac Pool #SD8484 4.00% 11/1/2054[1]	533	488
	Freddie Mac Pool #SD8473 4.50% 11/1/2054[1]	487	459
	Freddie Mac Pool #SD8487 4.00% 12/1/2054[1]	232	212
	Freddie Mac Pool #SD8489 4.50% 12/1/2054[1]	501	471
	Freddie Mac Pool #RJ3163 5.00% 12/1/2054[1]	532	515
	Freddie Mac Pool #QX1414 5.50% 12/1/2054[1]	380	375
	Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030[1]	300	295
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[1,4]	83	78
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056[1]	81	70
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[1]	161	148

239	American Funds Insurance Series

American Funds Mortgage Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[1,4]	USD112	$104
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057[1]	21	18
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[1]	88	84
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058[1]	27	23
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[1]	16	14
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2024-2, Class MT, 3.50% 5/25/2064[1]	646	558
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028[1]	205	197
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[1]	11	11
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 20-3, Class AC, 2.00% 11/25/2030[1]	300	264
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 21-1, Class AC, 2.25% 5/26/2031[1]	307	273
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 21-2, Class AD, 2.00% 7/25/2031[1]	261	229
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032[1]	269	254
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 20-2, Class AC, 2.00% 9/27/2060[1]	312	275
	Government National Mortgage Assn. 3.00% 1/1/2055[1,5]	50	43
	Government National Mortgage Assn. 5.00% 1/1/2055[1,5]	80	78
	Government National Mortgage Assn. 5.50% 1/1/2055[1,5]	273	271
	Government National Mortgage Assn. Pool #AH5894 3.75% 5/20/2034[1]	581	557
	Government National Mortgage Assn. Pool #AD0028 3.75% 7/20/2038[1]	240	223
	Government National Mortgage Assn. Pool #004410 4.00% 4/20/2039[1]	48	46
	Government National Mortgage Assn. Pool #AH5897 3.75% 7/20/2039[1]	485	452
	Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039[1]	66	69
	Government National Mortgage Assn. Pool #004823 4.00% 10/20/2040[1]	75	71
	Government National Mortgage Assn. Pool #005104 5.00% 6/20/2041[1]	157	155
	Government National Mortgage Assn. Pool #005142 4.50% 8/20/2041[1]	11	10
	Government National Mortgage Assn. Pool #005165 6.50% 8/20/2041[1]	79	78
	Government National Mortgage Assn. Pool #AA5326 3.50% 5/20/2042[1]	78	69
	Government National Mortgage Assn. Pool #MA0366 3.50% 6/20/2042[1]	184	166
	Government National Mortgage Assn. Pool #AD4360 3.50% 7/20/2043[1]	84	76
	Government National Mortgage Assn. Pool #AH5884 4.25% 7/20/2044[1,3]	792	742
	Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050[1]	87	70
	Government National Mortgage Assn. Pool #BZ3978 2.50% 11/20/2050[1]	35	29
	Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050[1]	77	62
	Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051[1]	332	272
	Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[1]	81	66
	Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051[1]	518	436
	Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052[1]	324	269
	Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052[1]	71	59
	Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052[1]	172	143
	Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052[1]	145	121
	Government National Mortgage Assn. Pool #MA7936 2.50% 3/20/2052[1]	44	37
	Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052[1]	228	191
	Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052[1]	62	54
	Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052[1]	5	4
	Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[1]	161	149
	Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053[1]	248	235
	Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053[1]	14	14
	Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054[1]	81	75
	Government National Mortgage Assn. Pool #MB0024 4.50% 11/20/2054[1]	1,527	1,445

American Funds Insurance Series	240

American Funds Mortgage Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Government National Mortgage Assn. Pool #AN1825 4.507% 6/20/2065[1]	USD26	$25
	Government National Mortgage Assn. Pool #AO0461 4.542% 8/20/2065[1]	8	7
	Government National Mortgage Assn. Pool #AO0409 4.572% 12/20/2065[1]	28	28
	Government National Mortgage Assn. Pool #AO0385 4.38% 1/20/2066[1]	164	163
	Government National Mortgage Assn. Pool #725897 5.20% 1/20/2066[1]	1	1
	Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[1]	206	150
	Uniform Mortgage-Backed Security 2.50% 1/1/2040[1,5]	285	259
	Uniform Mortgage-Backed Security 4.00% 1/1/2040[1,5]	125	120
	Uniform Mortgage-Backed Security 2.00% 1/1/2055[1,5]	139	108
	Uniform Mortgage-Backed Security 3.00% 1/1/2055[1,5]	1,035	879
	Uniform Mortgage-Backed Security 3.50% 1/1/2055[1,5]	3,114	2,755
	Uniform Mortgage-Backed Security 6.00% 1/1/2055[1,5]	1	1
	Uniform Mortgage-Backed Security 4.50% 2/1/2055[1,5]	82	77
			91,235

Commercial mortgage-backed securities 1.52%
	BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 6.512% 6/15/2027[1,4,6]	100	100
	BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 5.411% 10/15/2036[1,4,6]	891	889
	BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.888% 4/15/2037[1,4,6]	119	119
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[1,4,6]	379	386
	Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 5.592% 7/15/2038[1,4,6]	88	88
	Intown 2022-Stay Mortgage Trust, Series 2022-STAY, Class A, (1-month USD CME Term SOFR + 2.489%) 6.886% 8/15/2039[1,4]	100	100
			1,682

Collateralized mortgage-backed obligations (privately originated) 0.75%
	CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[1,4,6]	145	135
	COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066[1,4,6]	62	55
	FARM Mortgage Trust, Series 2024-1, Class A, 4.721% 10/1/2053[1,4,6]	199	187
	Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class A1, 5.196% 8/1/2054[1,4,6]	93	92
	Morgan Stanley Residential Mortgage Loan Trust, Series 2024-INV2, Class A1, 6.50% 2/25/2054[1,4,6]	241	244
	PMT Loan Trust, Series 2024-INV1, Class A2, 6.00% 10/25/2059[1,4,6]	99	99
	Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[1,4,6]	9	9
	Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.75% 4/25/2055[1,4,6]	15	15
			836
	Total mortgage-backed obligations		93,753
U.S. Treasury bonds & notes 8.46%
U.S. Treasury 8.46%
	U.S. Treasury 2.75% 2/28/2025	397	396
	U.S. Treasury 4.625% 2/28/2025	397	397
	U.S. Treasury 3.875% 3/31/2025	294	294
	U.S. Treasury 4.625% 6/30/2025	397	398
	U.S. Treasury 4.375% 7/31/2026	1,035	1,037
	U.S. Treasury 3.50% 9/30/2026	465	459
	U.S. Treasury 4.125% 7/31/2028	850	844
	U.S. Treasury 4.50% 5/31/2029	3,075	3,091
	U.S. Treasury 4.125% 11/30/2029	745	737
	U.S. Treasury 4.25% 6/30/2031	1,045	1,033
	U.S. Treasury 3.625% 9/30/2031	420	399
	U.S. Treasury 1.875% 2/15/2032	10	9

241	American Funds Insurance Series

American Funds Mortgage Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 1.875% 2/15/2041[3]		USD240	$161
U.S. Treasury 3.25% 5/15/2042		106	86
U.S. Treasury 1.875% 11/15/2051		65	36
Total U.S. Treasury bonds & notes			9,377
Asset-backed obligations 1.72%
American Credit Acceptance Receivables Trust, Series 2024-3, Class A, 5.76% 11/12/2027[1,6]		29	29
American Credit Acceptance Receivables Trust, Series 2024-4, Class A, 4.81% 3/13/2028[1,6]		10	10
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A2, 4.84% 9/15/2027[1]		10	10
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[1,6]		90	88
Citizens Auto Receivables Trust, Series 2023-2, Class A2A, 6.09% 10/15/2026[1,6]		28	28
CPS Auto Receivables Trust, Series 2024-D, Class A, 4.91% 6/15/2028[1,6]		86	86
Drive Auto Receivables Trust, Series 2024-2, Class A2, 4.94% 12/15/2027[1]		28	28
Drive Auto Receivables Trust, Series 2024-2, Class A3, 4.50% 9/15/2028[1]		21	21
Exeter Automobile Receivables Trust, Series 2024-4A, Class A2, 5.60% 5/17/2027[1]		17	17
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036[1,6]		257	262
GLS Auto Receivables Trust, Series 2024-3A, Class A2, 5.35% 8/16/2027[1,6]		37	37
GLS Auto Receivables Trust, Series 2024-4A, Class A2, 4.76% 10/15/2027[1,6]		19	19
GLS Auto Receivables Trust, Series 2024-3A, Class A3, 5.02% 4/17/2028[1,6]		45	45
LAD Auto Receivables Trust, Series 2023-2, Class A2, 5.93% 6/15/2027[1,6]		27	28
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069[1,6]		75	68
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069[1,6]		95	85
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[1,6]		117	109
Nelnet Student Loan Trust, Series 2021-CA, Class AFL, (1-month USD CME Term SOFR + 0.854%) 5.225% 4/20/2062[1,4,6]		97	96
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,6]		100	92
Santander Drive Auto Receivables Trust, Series 2024-4, Class A2, 5.41% 7/15/2027[1]		81	82
Santander Drive Auto Receivables Trust, Series 2024-5, Class A2, 4.88% 9/15/2027[1]		27	27
Santander Drive Auto Receivables Trust, Series 2022-4, Class B, 4.42% 11/15/2027[1]		16	16
Santander Drive Auto Receivables Trust, Series 2023-1, Class B, 4.98% 2/15/2028[1]		5	5
Santander Drive Auto Receivables Trust, Series 2023-4, Class A3, 5.73% 4/17/2028[1]		5	5
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029[1]		12	12
Toyota Auto Loan Extended Note Trust, Series 2023-1, Class A, 4.93% 6/25/2036[1,6]		100	101
Wheels Fleet Lease Funding, LLC, Series 24-2A, Class A1, 4.87% 6/21/2039[1,6]		501	502
			1,908
Total bonds, notes & other debt instruments (cost: $107,084,000)			105,038
Short-term securities 8.78%	Weighted average yield at acquisition
Commercial paper 2.44%
Cisco Systems, Inc. 2/7/2025[6]	4.550%	750	747
ING (U.S.) Funding, LLC 2/18/2025[6]	4.226	800	795
PepsiCo, Inc. 2/25/2025[6]	4.480	1,171	1,163
			2,705

American Funds Insurance Series	242

American Funds Mortgage Fund® (continued)
Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Federal agency bills & notes 6.34%
Federal Farm Credit Banks 1/22/2025	4.220%	USD1,950	$1,945
Federal Home Loan Bank 1/2/2025	4.310	500	500
Federal Home Loan Bank 1/8/2025	4.550	1,100	1,099
Federal Home Loan Bank 2/7/2025	4.480	1,100	1,095
Federal Home Loan Bank 2/19/2025	4.362	1,000	995
Federal Home Loan Bank 2/26/2025	4.432	1,400	1,391
Total short-term securities (cost: $9,728,000)			9,730
Options purchased (equity style) 0.02%
Options purchased (equity style)*			17
Total options purchased (equity style) (cost: $24,000)			17
Total investment securities 103.57% (cost: $116,836,000)			114,785
Other assets less liabilities (3.57)%			(3,954)
Net assets 100.00%			$110,831
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 12/31/2024 (000)
Call
3 Month SOFR Futures Option	6	6/13/2025	USD97.00	USD1,500	$1
3 Month SOFR Futures Option	11	9/12/2025	97.00	2,750	2
3 Month SOFR Futures Option	15	9/12/2025	98.00	3,750	1
3 Month SOFR Futures Option	34	12/12/2025	97.00	8,500	13
					$17
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2024 (000)
3 Month SOFR Futures	Short	3	9/17/2025	USD(719)	$(1)
2 Year U.S. Treasury Note Futures	Long	256	4/3/2025	52,636	(42)
5 Year U.S. Treasury Note Futures	Long	165	4/3/2025	17,540	(112)
10 Year Ultra U.S. Treasury Note Futures	Long	79	3/31/2025	8,794	(127)
10 Year U.S. Treasury Note Futures	Long	63	3/31/2025	6,851	(101)
20 Year U.S. Treasury Note Futures	Short	51	3/31/2025	(5,806)	160
30 Year Ultra U.S. Treasury Bond Futures	Long	19	3/31/2025	2,259	(118)
					$(341)

243	American Funds Insurance Series

American Funds Mortgage Fund® (continued)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.6025%	Annual	1/8/2034	USD495	$17	$—	$17
SOFR	Annual	3.41%	Annual	7/28/2045	USD1,300	124	—	124
						$141	$—	$141

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Amount less than one thousand.
[3]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $965,000, which represented .87% of the net assets of the fund.
[4]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[5]	Purchased on a TBA basis.
[6]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $6,808,000, which represented
6.14% of the net assets of the fund.

Key to abbreviation(s)
Assn. = Association
CME = CME Group
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Insurance Series	244

Ultra-Short Bond Fund
Investment portfolio December 31, 2024

Short-term securities 100.73%	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Commercial paper 66.52%
Alberta (Province of) 1/3/2025[1]	4.560%	USD12,000	$11,996
Alphabet, Inc. 1/6/2025[1]	4.320	10,000	9,993
Australia & New Zealand Banking Group, Ltd. 2/27/2025[1]	4.471	10,000	9,930
Bank of Montreal 1/15/2025[1]	4.610	11,000	10,980
Banque et Caisse d’Epargne de l’Etat 3/18/2025	4.414	10,000	9,906
British Columbia (Province of) 1/28/2025	4.530	6,000	5,980
British Columbia (Province of) 2/25/2025	4.550	5,500	5,462
CAFCO, LLC 3/4/2025[1]	4.540	12,000	11,906
Caisse des Dépôts et Consignations 1/22/2025	4.550	11,000	10,971
Chevron Corp. 1/23/2025[1]	4.580	10,200	10,172
Cisco Systems, Inc. 1/17/2025[1]	4.600	7,000	6,986
DBS Bank, Ltd. 1/14/2025[1]	4.500	7,000	6,988
Desjardins Group 3/4/2025[1]	4.530	12,200	12,105
Honeywell International, Inc. 1/8/2025[1]	3.978	7,000	6,993
KfW 3/7/2025[1]	4.450	10,000	9,921
Komatsu Finance America, Inc. 1/2/2025[1]	4.550	6,000	5,998
Komatsu Finance America, Inc. 1/16/2025[1]	4.500	5,600	5,589
LVMH Moët Hennessy Louis Vuitton, Inc. 3/5/2025[1]	4.490	9,000	8,929
Manhattan Asset Funding Company, LLC 3/11/2025[1]	4.500	5,275	5,229
Novartis Finance Corp. 1/8/2025[1]	4.560	6,400	6,394
Oversea-Chinese Banking Corp., Ltd. 3/18/2025[1]	4.450	8,000	7,924
Paccar Financial Corp. 1/9/2025	4.560	12,000	11,987
PepsiCo, Inc. 2/25/2025[1]	4.480	11,100	11,025
Québec (Province of) 2/11/2025[1]	4.480	11,000	10,945
Sanofi 1/22/2025[1]	4.486	11,000	10,971
			225,280
Federal agency bills & notes 21.42%
Federal Farm Credit Banks 1/22/2025	4.220	11,100	11,071
Federal Farm Credit Banks 1/28/2025	4.198	10,000	9,969
Federal Farm Credit Banks 1/29/2025	4.327	10,000	9,969
Federal Home Loan Bank 1/3/2025	4.550	7,500	7,499
Federal Home Loan Bank 1/8/2025	4.550	7,600	7,595
Federal Home Loan Bank 1/15/2025	4.535	8,400	8,387
Federal Home Loan Bank 1/27/2025	4.500	2,400	2,393
Federal Home Loan Bank 2/12/2025	4.385	9,650	9,603
Federal Home Loan Bank 2/26/2025	4.432	6,100	6,061
			72,547
U.S. Treasury bills 12.79%
U.S. Treasury 1/2/2025	4.511	6,500	6,500
U.S. Treasury 1/9/2025	4.528	12,500	12,490
U.S. Treasury 1/16/2025	4.526	15,400	15,375
U.S. Treasury 1/21/2025	4.450	2,500	2,494
U.S. Treasury 2/4/2025	4.478	6,500	6,475
			43,334
Total short-term securities (cost: $341,138,000)			341,161
Total investment securities 100.73% (cost: $341,138,000)			341,161
Other assets less liabilities (0.73)%			(2,483)
Net assets 100.00%			$338,678

[1]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $180,974,000, which represented 53.44% of the net assets of the fund.

245	American Funds Insurance Series

Ultra-Short Bond Fund (continued)

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Insurance Series	246

U.S. Government Securities Fund®
Investment portfolio December 31, 2024

Bonds, notes & other debt instruments 87.68%		Principal amount (000)	Value (000)
Mortgage-backed obligations 54.53%
Federal agency mortgage-backed obligations 54.47%
	Fannie Mae Pool #745316 6.50% 2/1/2026[1]	USD10	$10
	Fannie Mae Pool #AL9870 6.50% 2/1/2028[1]	13	13
	Fannie Mae Pool #257431 6.50% 10/1/2028[1]	1	1
	Fannie Mae Pool #695412 5.00% 6/1/2033[1]	— [2]	— [2]
	Fannie Mae Pool #AD3566 5.00% 10/1/2035[1]	3	3
	Fannie Mae Pool #MA2588 4.00% 4/1/2036[1]	492	476
	Fannie Mae Pool #MA2746 4.00% 9/1/2036[1]	1,103	1,066
	Fannie Mae Pool #940890 6.50% 6/1/2037[1]	— [2]	— [2]
	Fannie Mae Pool #256828 7.00% 7/1/2037[1]	3	3
	Fannie Mae Pool #256860 6.50% 8/1/2037[1]	10	10
	Fannie Mae Pool #888698 7.00% 10/1/2037[1]	12	12
	Fannie Mae Pool #970343 6.00% 2/1/2038[1]	13	13
	Fannie Mae Pool #931768 5.00% 8/1/2039[1]	4	4
	Fannie Mae Pool #AC0794 5.00% 10/1/2039[1]	18	18
	Fannie Mae Pool #932606 5.00% 2/1/2040[1]	7	7
	Fannie Mae Pool #FM7365 2.00% 5/1/2041[1]	25,357	21,189
	Fannie Mae Pool #AI1862 5.00% 5/1/2041[1]	272	271
	Fannie Mae Pool #AI3510 5.00% 6/1/2041[1]	146	145
	Fannie Mae Pool #AE1248 5.00% 6/1/2041[1]	30	30
	Fannie Mae Pool #AJ0704 5.00% 9/1/2041[1]	128	128
	Fannie Mae Pool #AJ1873 4.00% 10/1/2041[1]	20	19
	Fannie Mae Pool #AJ5391 5.00% 11/1/2041[1]	78	78
	Fannie Mae Pool #AE1277 5.00% 11/1/2041[1]	12	12
	Fannie Mae Pool #MA4501 2.00% 12/1/2041[1]	2,503	2,082
	Fannie Mae Pool #AE1283 5.00% 12/1/2041[1]	8	8
	Fannie Mae Pool #MA4540 2.00% 2/1/2042[1]	1,150	955
	Fannie Mae Pool #AE1290 5.00% 2/1/2042[1]	17	16
	Fannie Mae Pool #MA4570 2.00% 3/1/2042[1]	745	618
	Fannie Mae Pool #AT0300 3.50% 3/1/2043[1]	4	4
	Fannie Mae Pool #AT3954 3.50% 4/1/2043[1]	6	5
	Fannie Mae Pool #AT7161 3.50% 6/1/2043[1]	30	27
	Fannie Mae Pool #AY1829 3.50% 12/1/2044[1]	7	6
	Fannie Mae Pool #BE5017 3.50% 2/1/2045[1]	55	50
	Fannie Mae Pool #FM9416 3.50% 7/1/2045[1]	3,705	3,347
	Fannie Mae Pool #BE8740 3.50% 5/1/2047[1]	47	42
	Fannie Mae Pool #BE8742 3.50% 5/1/2047[1]	13	11
	Fannie Mae Pool #BH2846 3.50% 5/1/2047[1]	6	6
	Fannie Mae Pool #BH2848 3.50% 5/1/2047[1]	6	5
	Fannie Mae Pool #BH2847 3.50% 5/1/2047[1]	3	3
	Fannie Mae Pool #BH3122 4.00% 6/1/2047[1]	5	5
	Fannie Mae Pool #BJ5015 4.00% 12/1/2047[1]	108	100
	Fannie Mae Pool #BM3788 3.50% 3/1/2048[1]	2,649	2,383
	Fannie Mae Pool #BJ4901 3.50% 3/1/2048[1]	35	32
	Fannie Mae Pool #BK5232 4.00% 5/1/2048[1]	68	63
	Fannie Mae Pool #BK6840 4.00% 6/1/2048[1]	93	87
	Fannie Mae Pool #BK9743 4.00% 8/1/2048[1]	25	23
	Fannie Mae Pool #BK9761 4.50% 8/1/2048[1]	14	13
	Fannie Mae Pool #FM3280 3.50% 5/1/2049[1]	954	858
	Fannie Mae Pool #FM1062 3.50% 6/1/2049[1]	358	322
	Fannie Mae Pool #BJ8411 3.50% 8/1/2049[1]	94	84
	Fannie Mae Pool #CA4151 3.50% 9/1/2049[1]	474	428
	Fannie Mae Pool #FM1443 3.50% 9/1/2049[1]	261	234
	Fannie Mae Pool #FM2179 3.00% 1/1/2050[1]	2,992	2,591
	Fannie Mae Pool #CA6593 2.50% 8/1/2050[1]	768	637
	Fannie Mae Pool #CA7052 3.00% 9/1/2050[1]	27	23
	Fannie Mae Pool #BQ3005 2.50% 10/1/2050[1]	485	400
	Fannie Mae Pool #CA7257 2.50% 10/1/2050[1]	165	137
	Fannie Mae Pool #CA7739 2.50% 11/1/2050[1]	1,655	1,377
	Fannie Mae Pool #MA4208 2.00% 12/1/2050[1]	201	158
	Fannie Mae Pool #MA4237 2.00% 1/1/2051[1]	70	55
	Fannie Mae Pool #FM6548 2.00% 3/1/2051[1]	944	749

247	American Funds Insurance Series

U.S. Government Securities Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #CB0290 2.00% 4/1/2051[1]	USD598	$470
	Fannie Mae Pool #MA4305 2.00% 4/1/2051[1]	9	7
	Fannie Mae Pool #FM6856 2.50% 4/1/2051[1]	359	296
	Fannie Mae Pool #BR1035 2.00% 5/1/2051[1]	6	4
	Fannie Mae Pool #FM7687 3.00% 6/1/2051[1]	4,728	4,092
	Fannie Mae Pool #BR2095 2.50% 7/1/2051[1]	1,392	1,145
	Fannie Mae Pool #FM7900 2.50% 7/1/2051[1]	168	139
	Fannie Mae Pool #FM8422 2.50% 8/1/2051[1]	517	422
	Fannie Mae Pool #FM8745 2.50% 9/1/2051[1]	1,290	1,052
	Fannie Mae Pool #CB1527 2.50% 9/1/2051[1]	611	504
	Fannie Mae Pool #FS1630 2.50% 9/1/2051[1]	387	315
	Fannie Mae Pool #FS0965 2.00% 11/1/2051[1]	44	35
	Fannie Mae Pool #CB2286 2.50% 12/1/2051[1]	1,083	894
	Fannie Mae Pool #FM9976 3.00% 12/1/2051[1]	698	608
	Fannie Mae Pool #CB2555 2.50% 1/1/2052[1]	58	47
	Fannie Mae Pool #CB2544 3.00% 1/1/2052[1]	2,039	1,751
	Fannie Mae Pool #BV3076 2.00% 2/1/2052[1]	412	321
	Fannie Mae Pool #FS5037 2.50% 2/1/2052[1]	394	322
	Fannie Mae Pool #FS0523 2.50% 2/1/2052[1]	175	145
	Fannie Mae Pool #FS0647 3.00% 2/1/2052[1]	3,222	2,789
	Fannie Mae Pool #CB3140 4.00% 3/1/2052[1]	419	385
	Fannie Mae Pool #CB3354 2.50% 4/1/2052[1]	7,485	6,106
	Fannie Mae Pool #CB3528 4.00% 5/1/2052[1]	600	550
	Fannie Mae Pool #FS7329 2.00% 6/1/2052[1]	105	82
	Fannie Mae Pool #CB3774 4.00% 6/1/2052[1]	2,713	2,487
	Fannie Mae Pool #FS2159 5.00% 6/1/2052[1]	55	54
	Fannie Mae Pool #BV2558 5.00% 6/1/2052[1]	48	47
	Fannie Mae Pool #FS6986 2.00% 7/1/2052[1]	218	171
	Fannie Mae Pool #FS7879 2.50% 7/1/2052[1]	44	36
	Fannie Mae Pool #FS6362 3.50% 8/1/2052[1]	2,382	2,113
	Fannie Mae Pool #BW7327 4.50% 8/1/2052[1]	2,868	2,705
	Fannie Mae Pool #BV8976 5.00% 8/1/2052[1]	317	307
	Fannie Mae Pool #FS2489 5.00% 8/1/2052[1]	51	49
	Fannie Mae Pool #MA4732 4.00% 9/1/2052[1]	1,285	1,178
	Fannie Mae Pool #BW1192 4.50% 9/1/2052[1]	682	642
	Fannie Mae Pool #FS4611 5.00% 9/1/2052[1]	9,063	8,779
	Fannie Mae Pool #FS3056 2.00% 10/1/2052[1]	3,390	2,643
	Fannie Mae Pool #BW9458 4.50% 10/1/2052[1]	939	888
	Fannie Mae Pool #BX0097 4.50% 10/1/2052[1]	847	801
	Fannie Mae Pool #FS5994 5.00% 10/1/2052[1]	8,747	8,476
	Fannie Mae Pool #BX1004 5.00% 10/1/2052[1]	4,993	4,830
	Fannie Mae Pool #BW1289 5.50% 10/1/2052[1]	635	629
	Fannie Mae Pool #BW1243 5.50% 10/1/2052[1]	575	569
	Fannie Mae Pool #CB4917 5.50% 10/1/2052[1]	89	88
	Fannie Mae Pool #MA4820 6.50% 10/1/2052[1]	235	241
	Fannie Mae Pool #CB5118 4.00% 11/1/2052[1]	54	50
	Fannie Mae Pool #BX3198 4.00% 12/1/2052[1]	54	49
	Fannie Mae Pool #MA4840 4.50% 12/1/2052[1]	2,670	2,517
	Fannie Mae Pool #BX6121 6.00% 1/1/2053[1]	2,072	2,095
	Fannie Mae Pool #BY1411 4.00% 2/1/2053[1]	1,398	1,280
	Fannie Mae Pool #MA4919 5.50% 2/1/2053[1]	10	9
	Fannie Mae Pool #FS3759 6.00% 2/1/2053[1]	762	778
	Fannie Mae Pool #BX6803 6.00% 3/1/2053[1]	984	990
	Fannie Mae Pool #CB5919 6.00% 3/1/2053[1]	880	886
	Fannie Mae Pool #CB5912 6.00% 3/1/2053[1]	634	642
	Fannie Mae Pool #BY2249 4.00% 4/1/2053[1]	228	209
	Fannie Mae Pool #MA4979 5.50% 4/1/2053[1]	2,230	2,203
	Fannie Mae Pool #CB6106 6.50% 4/1/2053[1]	380	393
	Fannie Mae Pool #MA5027 4.00% 5/1/2053[1]	973	891
	Fannie Mae Pool #MA5010 5.50% 5/1/2053[1]	330	326
	Fannie Mae Pool #MA5011 6.00% 5/1/2053[1]	1,948	1,962

American Funds Insurance Series	248

U.S. Government Securities Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #BW9778 4.00% 6/1/2053[1]	USD1,380	$1,264
	Fannie Mae Pool #CB6590 4.00% 6/1/2053[1]	74	68
	Fannie Mae Pool #MA5039 5.50% 6/1/2053[1]	3,020	2,984
	Fannie Mae Pool #CB6485 6.00% 6/1/2053[1]	3,049	3,069
	Fannie Mae Pool #FS4933 6.00% 6/1/2053[1]	2,105	2,120
	Fannie Mae Pool #CB6486 6.00% 6/1/2053[1]	1,877	1,901
	Fannie Mae Pool #MA5040 6.00% 6/1/2053[1]	1,510	1,521
	Fannie Mae Pool #CB6465 6.00% 6/1/2053[1]	1,419	1,436
	Fannie Mae Pool #CB6626 4.00% 7/1/2053[1]	808	740
	Fannie Mae Pool #BW9646 4.00% 7/1/2053[1]	46	42
	Fannie Mae Pool #MA5070 4.50% 7/1/2053[1]	2,947	2,775
	Fannie Mae Pool #CB6719 4.50% 7/1/2053[1]	379	357
	Fannie Mae Pool #MA5072 5.50% 7/1/2053[1]	10,241	10,126
	Fannie Mae Pool #MA5073 6.00% 7/1/2053[1]	1,790	1,800
	Fannie Mae Pool #FS5343 6.00% 7/1/2053[1]	302	304
	Fannie Mae Pool #MA5127 4.00% 8/1/2053[1]	63	58
	Fannie Mae Pool #CB6853 4.50% 8/1/2053[1]	463	437
	Fannie Mae Pool #MA5107 5.50% 8/1/2053[1]	211	209
	Fannie Mae Pool #CB7216 4.00% 9/1/2053[1]	27	25
	Fannie Mae Pool #FS5749 6.50% 9/1/2053[1]	6,942	7,105
	Fannie Mae Pool #MA5177 4.00% 10/1/2053[1]	2,715	2,485
	Fannie Mae Pool #MA5165 5.50% 10/1/2053[1]	22,730	22,454
	Fannie Mae Pool #MA5166 6.00% 10/1/2053[1]	552	555
	Fannie Mae Pool #CB7242 6.50% 10/1/2053[1]	736	756
	Fannie Mae Pool #MA5167 6.50% 10/1/2053[1]	252	258
	Fannie Mae Pool #FS7252 5.00% 11/1/2053[1]	9,449	9,141
	Fannie Mae Pool #MA5236 4.00% 12/1/2053[1]	24	22
	Fannie Mae Pool #FS6668 5.50% 12/1/2053[1]	542	536
	Fannie Mae Pool #MA5215 5.50% 12/1/2053[1]	153	151
	Fannie Mae Pool #CB7624 6.50% 12/1/2053[1]	13,524	13,853
	Fannie Mae Pool #FS6873 6.50% 1/1/2054[1]	3,910	4,004
	Fannie Mae Pool #FS7990 4.00% 2/1/2054[1]	997	914
	Fannie Mae Pool #MA5283 4.00% 2/1/2054[1]	927	848
	Fannie Mae Pool #FS9507 4.50% 2/1/2054[1]	4,269	4,021
	Fannie Mae Pool #FS6809 5.50% 2/1/2054[1]	500	494
	Fannie Mae Pool #MA5296 5.50% 3/1/2054[1]	1,003	991
	Fannie Mae Pool #DA7881 5.50% 3/1/2054[1]	405	400
	Fannie Mae Pool #MA5341 4.00% 4/1/2054[1]	2,840	2,600
	Fannie Mae Pool #CB8328 5.50% 4/1/2054[1]	1,311	1,302
	Fannie Mae Pool #DB1235 6.00% 4/1/2054[1]	673	683
	Fannie Mae Pool #MA5329 6.50% 4/1/2054[1]	1,778	1,816
	Fannie Mae Pool #CB8387 6.50% 4/1/2054[1]	1,354	1,394
	Fannie Mae Pool #MA5353 5.50% 5/1/2054[1]	5,852	5,779
	Fannie Mae Pool #MA5355 6.50% 5/1/2054[1]	16,358	16,712
	Fannie Mae Pool #CB8507 6.50% 5/1/2054[1]	2,025	2,078
	Fannie Mae Pool #CB8751 4.50% 6/1/2054[1]	699	658
	Fannie Mae Pool #CB8755 6.00% 6/1/2054[1]	3,188	3,224
	Fannie Mae Pool #DB6878 6.00% 6/1/2054[1]	1,733	1,742
	Fannie Mae Pool #CB8725 6.50% 6/1/2054[1]	4,728	4,874
	Fannie Mae Pool #MA5417 4.00% 7/1/2054[1]	43	39
	Fannie Mae Pool #BU4700 6.00% 7/1/2054[1]	7,886	7,975
	Fannie Mae Pool #FS8591 6.00% 7/1/2054[1]	4,008	4,057
	Fannie Mae Pool #DB6901 6.00% 7/1/2054[1]	1,097	1,104
	Fannie Mae Pool #BU4707 6.00% 7/1/2054[1]	963	968
	Fannie Mae Pool #CB8872 6.50% 7/1/2054[1]	7,260	7,502
	Fannie Mae Pool #CB8876 6.50% 7/1/2054[1]	2,091	2,144
	Fannie Mae Pool #DB6906 6.50% 7/1/2054[1]	1,828	1,867
	Fannie Mae Pool #FS8317 6.50% 7/1/2054[1]	1,186	1,221
	Fannie Mae Pool #MA5441 4.00% 8/1/2054[1]	2,983	2,730
	Fannie Mae Pool #DC0299 6.00% 8/1/2054[1]	2,370	2,384
	Fannie Mae Pool #DB7692 6.00% 8/1/2054[1]	2,333	2,347

249	American Funds Insurance Series

U.S. Government Securities Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #DB7792 6.00% 8/1/2054[1]	USD632	$635
	Fannie Mae Pool #FS8757 6.00% 8/1/2054[1]	240	243
	Fannie Mae Pool #BU4916 6.00% 8/1/2054[1]	123	124
	Fannie Mae Pool #FS8756 6.00% 8/1/2054[1]	98	99
	Fannie Mae Pool #MA5446 6.50% 8/1/2054[1]	29,174	29,803
	Fannie Mae Pool #MA5467 4.00% 9/1/2054[1]	472	432
	Fannie Mae Pool #FS9009 5.50% 9/1/2054[1]	2,039	2,024
	Fannie Mae Pool #MA5494 4.00% 10/1/2054[1]	2,996	2,742
	Fannie Mae Pool #BU5166 6.00% 10/1/2054[1]	1,486	1,503
	Fannie Mae Pool #MA5528 4.00% 11/1/2054[1]	1,991	1,822
	Fannie Mae Pool #DC5704 4.00% 11/1/2054[1]	134	122
	Fannie Mae Pool #MA5529 4.50% 11/1/2054[1]	3,477	3,272
	Fannie Mae Pool #BU5165 5.50% 11/1/2054[1]	213	211
	Fannie Mae Pool #CB9432 6.00% 11/1/2054[1]	409	415
	Fannie Mae Pool #MA5550 4.00% 12/1/2054[1]	7,116	6,512
	Fannie Mae Pool #BF0497 3.00% 7/1/2060[1]	1,198	1,001
	Fannie Mae Pool #BF0585 4.50% 12/1/2061[1]	374	352
	Fannie Mae Pool #BF0765 3.50% 9/1/2063[1]	461	401
	Fannie Mae, Series 2001-4, Class GA, 9.00% 4/17/2025[1,3]	— [2]	— [2]
	Fannie Mae, Series 2001-4, Class NA, 9.00% 10/25/2025[1,3]	— [2]	— [2]
	Freddie Mac Pool #ZS8907 6.50% 10/1/2026[1]	— [2]	— [2]
	Freddie Mac Pool #ZA2024 6.50% 9/1/2027[1]	1	1
	Freddie Mac Pool #1H1354 7.008% 11/1/2036[1,3]	34	36
	Freddie Mac Pool #C03518 5.00% 9/1/2040[1]	240	239
	Freddie Mac Pool #G06459 5.00% 5/1/2041[1]	502	501
	Freddie Mac Pool #RB5138 2.00% 12/1/2041[1]	670	557
	Freddie Mac Pool #RB5145 2.00% 2/1/2042[1]	659	547
	Freddie Mac Pool #RB5148 2.00% 3/1/2042[1]	1,560	1,293
	Freddie Mac Pool #RB5154 2.50% 4/1/2042[1]	9,459	8,036
	Freddie Mac Pool #Q15874 4.00% 2/1/2043[1]	3	3
	Freddie Mac Pool #Q17696 3.50% 4/1/2043[1]	22	20
	Freddie Mac Pool #Q19133 3.50% 6/1/2043[1]	26	24
	Freddie Mac Pool #Q23190 4.00% 11/1/2043[1]	116	109
	Freddie Mac Pool #Q28558 3.50% 9/1/2044[1]	169	153
	Freddie Mac Pool #760014 3.426% 8/1/2045[1,3]	218	214
	Freddie Mac Pool #Q47615 3.50% 4/1/2047[1]	42	38
	Freddie Mac Pool #Q52069 3.50% 11/1/2047[1]	63	57
	Freddie Mac Pool #SD0470 4.00% 11/1/2047[1]	6,011	5,559
	Freddie Mac Pool #Q54709 3.50% 3/1/2048[1]	46	41
	Freddie Mac Pool #Q54701 3.50% 3/1/2048[1]	42	38
	Freddie Mac Pool #Q54700 3.50% 3/1/2048[1]	35	31
	Freddie Mac Pool #Q54781 3.50% 3/1/2048[1]	31	28
	Freddie Mac Pool #Q54782 3.50% 3/1/2048[1]	24	21
	Freddie Mac Pool #Q54699 3.50% 3/1/2048[1]	19	17
	Freddie Mac Pool #Q54831 3.50% 3/1/2048[1]	12	11
	Freddie Mac Pool #Q54698 3.50% 3/1/2048[1]	11	10
	Freddie Mac Pool #G67711 4.00% 3/1/2048[1]	1,143	1,065
	Freddie Mac Pool #Q55971 4.00% 5/1/2048[1]	60	56
	Freddie Mac Pool #Q56175 4.00% 5/1/2048[1]	53	49
	Freddie Mac Pool #Q56590 3.50% 6/1/2048[1]	24	21
	Freddie Mac Pool #Q56589 3.50% 6/1/2048[1]	14	13
	Freddie Mac Pool #Q56599 4.00% 6/1/2048[1]	93	87
	Freddie Mac Pool #ZT2265 4.00% 8/1/2048[1]	5,717	5,304
	Freddie Mac Pool #Q58411 4.50% 9/1/2048[1]	168	161
	Freddie Mac Pool #Q58436 4.50% 9/1/2048[1]	87	84
	Freddie Mac Pool #Q58378 4.50% 9/1/2048[1]	61	58
	Freddie Mac Pool #ZT0522 4.50% 9/1/2048[1]	18	17
	Freddie Mac Pool #QA0284 3.50% 6/1/2049[1]	135	121
	Freddie Mac Pool #QA2748 3.50% 9/1/2049[1]	41	37
	Freddie Mac Pool #RA1463 3.50% 10/1/2049[1]	324	292
	Freddie Mac Pool #RA1580 3.50% 10/1/2049[1]	165	148

American Funds Insurance Series	250

U.S. Government Securities Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #RA3384 3.00% 8/1/2050[1]	USD28	$24
	Freddie Mac Pool #SD8106 2.00% 11/1/2050[1]	1,216	955
	Freddie Mac Pool #RA3987 2.50% 11/1/2050[1]	1,862	1,534
	Freddie Mac Pool #SD8128 2.00% 2/1/2051[1]	33	26
	Freddie Mac Pool #SD8134 2.00% 3/1/2051[1]	55	43
	Freddie Mac Pool #RA5288 2.00% 5/1/2051[1]	2,101	1,661
	Freddie Mac Pool #SD7544 3.00% 7/1/2051[1]	141	122
	Freddie Mac Pool #SD0726 2.50% 10/1/2051[1]	8,733	7,202
	Freddie Mac Pool #RA6406 2.00% 11/1/2051[1]	430	341
	Freddie Mac Pool #SD1385 2.50% 11/1/2051[1]	456	377
	Freddie Mac Pool #SD7552 2.50% 1/1/2052[1]	284	234
	Freddie Mac Pool #SD0813 3.00% 1/1/2052[1]	133	115
	Freddie Mac Pool #SD0873 3.50% 2/1/2052[1]	11,509	10,354
	Freddie Mac Pool #QD7089 3.50% 2/1/2052[1]	161	143
	Freddie Mac Pool #QD9477 4.00% 4/1/2052[1]	352	322
	Freddie Mac Pool #8D0226 2.539% 5/1/2052[1,3]	443	398
	Freddie Mac Pool #SD8213 3.00% 5/1/2052[1]	8,770	7,463
	Freddie Mac Pool #SD5368 2.50% 7/1/2052[1]	755	615
	Freddie Mac Pool #SD8225 3.00% 7/1/2052[1]	3,327	2,834
	Freddie Mac Pool #SD4554 4.00% 8/1/2052[1]	142	130
	Freddie Mac Pool #QE8579 4.50% 8/1/2052[1]	184	173
	Freddie Mac Pool #QE8282 5.00% 8/1/2052[1]	793	768
	Freddie Mac Pool #QE7647 5.00% 8/1/2052[1]	48	46
	Freddie Mac Pool #SD1496 5.00% 8/1/2052[1]	42	40
	Freddie Mac Pool #QF0212 4.50% 9/1/2052[1]	860	810
	Freddie Mac Pool #QE9497 4.50% 9/1/2052[1]	212	200
	Freddie Mac Pool #SD1608 4.50% 9/1/2052[1]	126	118
	Freddie Mac Pool #RA7938 5.00% 9/1/2052[1]	9,945	9,638
	Freddie Mac Pool #SD8256 4.00% 10/1/2052[1]	1,428	1,308
	Freddie Mac Pool #SD3782 4.50% 10/1/2052[1]	3,308	3,119
	Freddie Mac Pool #SD8257 4.50% 10/1/2052[1]	3,216	3,032
	Freddie Mac Pool #SD2465 4.50% 10/1/2052[1]	84	79
	Freddie Mac Pool #SD1895 4.50% 11/1/2052[1]	1,052	1,011
	Freddie Mac Pool #QF2560 4.50% 11/1/2052[1]	966	913
	Freddie Mac Pool #SD2948 5.50% 11/1/2052[1]	1,987	1,966
	Freddie Mac Pool #SD8281 6.50% 12/1/2052[1]	4,578	4,699
	Freddie Mac Pool #QF8523 4.00% 2/1/2053[1]	771	706
	Freddie Mac Pool #SD8305 4.00% 3/1/2053[1]	799	732
	Freddie Mac Pool #SD8316 5.50% 4/1/2053[1]	905	895
	Freddie Mac Pool #QG1653 6.00% 4/1/2053[1]	855	860
	Freddie Mac Pool #QG0259 6.00% 4/1/2053[1]	464	467
	Freddie Mac Pool #RA8647 4.50% 5/1/2053[1]	86	81
	Freddie Mac Pool #SD8324 5.50% 5/1/2053[1]	808	799
	Freddie Mac Pool #SD3369 5.50% 5/1/2053[1]	527	521
	Freddie Mac Pool #SD8325 6.00% 5/1/2053[1]	4,025	4,048
	Freddie Mac Pool #QG3763 6.00% 5/1/2053[1]	1,803	1,815
	Freddie Mac Pool #SD2979 6.50% 5/1/2053[1]	272	281
	Freddie Mac Pool #SD8331 5.50% 6/1/2053[1]	1,525	1,508
	Freddie Mac Pool #SD8332 6.00% 6/1/2053[1]	15,501	15,596
	Freddie Mac Pool #SD3175 6.00% 6/1/2053[1]	3,899	3,926
	Freddie Mac Pool #SD3083 6.00% 6/1/2053[1]	1,995	2,009
	Freddie Mac Pool #QG5227 6.00% 6/1/2053[1]	907	914
	Freddie Mac Pool #RA9279 6.00% 6/1/2053[1]	429	434
	Freddie Mac Pool #RA9283 6.00% 6/1/2053[1]	393	399
	Freddie Mac Pool #RA9281 6.00% 6/1/2053[1]	275	278
	Freddie Mac Pool #RA9284 6.00% 6/1/2053[1]	197	202
	Freddie Mac Pool #RA9294 6.50% 6/1/2053[1]	2,126	2,188
	Freddie Mac Pool #RA9292 6.50% 6/1/2053[1]	1,872	1,920
	Freddie Mac Pool #RA9289 6.50% 6/1/2053[1]	1,758	1,816
	Freddie Mac Pool #RA9288 6.50% 6/1/2053[1]	1,716	1,773
	Freddie Mac Pool #RA9287 6.50% 6/1/2053[1]	1,239	1,282

251	American Funds Insurance Series

U.S. Government Securities Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #RA9290 6.50% 6/1/2053[1]	USD932	$962
	Freddie Mac Pool #RA9291 6.50% 6/1/2053[1]	665	681
	Freddie Mac Pool #RA9295 6.50% 6/1/2053[1]	485	508
	Freddie Mac Pool #SD8342 5.50% 7/1/2053[1]	17,688	17,490
	Freddie Mac Pool #SD3386 5.50% 7/1/2053[1]	634	627
	Freddie Mac Pool #SD8343 6.00% 7/1/2053[1]	25,018	25,189
	Freddie Mac Pool #SD8350 6.00% 8/1/2053[1]	21,195	21,321
	Freddie Mac Pool #SD8362 5.50% 9/1/2053[1]	754	745
	Freddie Mac Pool #SD3857 6.00% 9/1/2053[1]	41,244	41,468
	Freddie Mac Pool #RA9857 6.00% 9/1/2053[1]	2,228	2,245
	Freddie Mac Pool #SD3825 6.50% 9/1/2053[1]	96	98
	Freddie Mac Pool #SD8366 5.00% 10/1/2053[1]	11,284	10,910
	Freddie Mac Pool #SD4053 6.00% 10/1/2053[1]	4,951	4,980
	Freddie Mac Pool #SD8369 6.50% 10/1/2053[1]	12,706	12,976
	Freddie Mac Pool #SD8370 4.50% 11/1/2053[1]	734	691
	Freddie Mac Pool #SD8372 5.50% 11/1/2053[1]	3,316	3,278
	Freddie Mac Pool #SD4318 6.50% 11/1/2053[1]	11,362	11,638
	Freddie Mac Pool #SD8392 4.00% 12/1/2053[1]	1,763	1,614
	Freddie Mac Pool #SD8381 4.50% 12/1/2053[1]	804	757
	Freddie Mac Pool #SD8386 7.00% 12/1/2053[1]	7,471	7,752
	Freddie Mac Pool #SD8393 4.50% 1/1/2054[1]	171	161
	Freddie Mac Pool #SD8395 5.50% 1/1/2054[1]	2,058	2,033
	Freddie Mac Pool #RA9888 6.50% 1/1/2054[1]	5,495	5,628
	Freddie Mac Pool #RJ0854 6.50% 1/1/2054[1]	447	458
	Freddie Mac Pool #SD8398 7.00% 1/1/2054[1]	9,857	10,230
	Freddie Mac Pool #QI0100 4.00% 2/1/2054[1]	161	147
	Freddie Mac Pool #SD8401 5.50% 2/1/2054[1]	983	971
	Freddie Mac Pool #SD4894 6.00% 2/1/2054[1]	4,408	4,460
	Freddie Mac Pool #SD4975 6.00% 2/1/2054[1]	227	228
	Freddie Mac Pool #SD8408 5.50% 3/1/2054[1]	527	521
	Freddie Mac Pool #SD8425 4.00% 4/1/2054[1]	525	481
	Freddie Mac Pool #RJ1216 5.50% 4/1/2054[1]	587	583
	Freddie Mac Pool #RJ1215 5.50% 4/1/2054[1]	106	104
	Freddie Mac Pool #QI2895 6.00% 4/1/2054[1]	497	503
	Freddie Mac Pool #RJ1448 5.50% 5/1/2054[1]	492	488
	Freddie Mac Pool #SD8432 6.00% 5/1/2054[1]	435	437
	Freddie Mac Pool #SD5404 6.50% 5/1/2054[1]	2,668	2,746
	Freddie Mac Pool #RJ1535 6.50% 5/1/2054[1]	1,332	1,367
	Freddie Mac Pool #SD8435 4.00% 6/1/2054[1]	56	51
	Freddie Mac Pool #RJ1779 6.00% 6/1/2054[1]	12,342	12,496
	Freddie Mac Pool #SD8439 6.00% 6/1/2054[1]	181	182
	Freddie Mac Pool #RJ1792 6.50% 6/1/2054[1]	3,120	3,209
	Freddie Mac Pool #RJ1726 6.50% 6/1/2054[1]	1,159	1,195
	Freddie Mac Pool #RJ1725 6.50% 6/1/2054[1]	716	736
	Freddie Mac Pool #SD5949 6.00% 7/1/2054[1]	8,817	8,885
	Freddie Mac Pool #QI8874 6.00% 7/1/2054[1]	3,217	3,251
	Freddie Mac Pool #SD5813 6.00% 7/1/2054[1]	263	266
	Freddie Mac Pool #RJ1986 6.50% 7/1/2054[1]	7,694	7,870
	Freddie Mac Pool #SD8448 6.50% 7/1/2054[1]	3,031	3,095
	Freddie Mac Pool #SD5986 6.50% 7/1/2054[1]	2,570	2,641
	Freddie Mac Pool #QJ1153 4.00% 8/1/2054[1]	653	597
	Freddie Mac Pool #SD6286 5.50% 8/1/2054[1]	4,357	4,327
	Freddie Mac Pool #SD8453 5.50% 8/1/2054[1]	1,053	1,040
	Freddie Mac Pool #RJ2210 6.00% 8/1/2054[1]	3,494	3,515
	Freddie Mac Pool #RJ2211 6.00% 8/1/2054[1]	1,905	1,935
	Freddie Mac Pool #RJ2216 6.00% 8/1/2054[1]	1,618	1,631
	Freddie Mac Pool #RJ2213 6.00% 8/1/2054[1]	1,300	1,318
	Freddie Mac Pool #RJ2245 6.00% 8/1/2054[1]	1,246	1,259
	Freddie Mac Pool #SD6029 6.00% 8/1/2054[1]	154	157
	Freddie Mac Pool #SD8455 6.50% 8/1/2054[1]	66,703	68,144
	Freddie Mac Pool #RJ2222 6.50% 8/1/2054[1]	4,233	4,373

American Funds Insurance Series	252

U.S. Government Securities Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #SD8480 4.00% 9/1/2054[1]	USD10,979	$10,045
	Freddie Mac Pool #RJ2314 6.00% 9/1/2054[1]	516	522
	Freddie Mac Pool #RJ2312 6.00% 9/1/2054[1]	288	293
	Freddie Mac Pool #RJ2308 6.00% 9/1/2054[1]	266	270
	Freddie Mac Pool #RJ2306 6.00% 9/1/2054[1]	244	247
	Freddie Mac Pool #RJ2309 6.00% 9/1/2054[1]	159	160
	Freddie Mac Pool #SD8464 6.50% 9/1/2054[1]	8,143	8,319
	Freddie Mac Pool #SD6702 6.50% 9/1/2054[1]	5,242	5,387
	Freddie Mac Pool #SD8481 4.00% 10/1/2054[1]	2,981	2,727
	Freddie Mac Pool #SD6883 6.00% 10/1/2054[1]	5,433	5,513
	Freddie Mac Pool #SD8484 4.00% 11/1/2054[1]	2,586	2,366
	Freddie Mac Pool #SD8473 4.50% 11/1/2054[1]	23	22
	Freddie Mac Pool #SD8487 4.00% 12/1/2054[1]	77	71
	Freddie Mac Pool #QX1414 5.50% 12/1/2054[1]	2,754	2,720
	Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030[1]	3,875	3,815
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[1,3]	3,717	3,457
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056[1]	741	636
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056[1]	299	258
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[1]	3,799	3,506
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[1,3]	3,380	3,125
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057[1]	811	680
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[1,3]	1,136	1,008
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[1]	377	359
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057[1]	3,596	3,153
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058[1]	444	421
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[1]	1,655	1,562
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058[1]	631	551
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[1]	340	297
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[1]	1,438	1,316
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[1]	14,585	14,017
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029[1]	3,732	3,466
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 7/25/2030[1]	1,055	954
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 7/25/2030[1]	435	369
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032[1]	3,614	3,418
	Government National Mortgage Assn. 3.00% 1/1/2055[1,4]	236	205
	Government National Mortgage Assn. 3.50% 1/1/2055[1,4]	55	49
	Government National Mortgage Assn. 5.00% 1/1/2055[1,4]	5	5
	Government National Mortgage Assn. 5.50% 1/1/2055[1,4]	1,905	1,889
	Government National Mortgage Assn. Pool #782365 6.00% 7/15/2038[1]	62	64
	Government National Mortgage Assn. Pool #700778 5.50% 10/15/2038[1]	11	11
	Government National Mortgage Assn. Pool #004269 6.50% 10/20/2038[1]	129	135
	Government National Mortgage Assn. Pool #698668 5.50% 11/15/2038[1]	26	27

253	American Funds Insurance Series

U.S. Government Securities Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Government National Mortgage Assn. Pool #698406 5.00% 7/15/2039[1]	USD137	$137
	Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039[1]	66	69
	Government National Mortgage Assn. Pool #783689 5.50% 2/20/2040[1]	1,890	1,923
	Government National Mortgage Assn. Pool #783688 5.00% 6/20/2041[1]	670	674
	Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041[1]	447	430
	Government National Mortgage Assn. Pool #MA0533 3.00% 11/20/2042[1]	16	14
	Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050[1]	800	642
	Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050[1]	701	562
	Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051[1]	4,724	3,870
	Government National Mortgage Assn. Pool #MA7534 2.50% 8/20/2051[1]	2,051	1,715
	Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[1]	659	542
	Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051[1]	3,676	3,099
	Government National Mortgage Assn. Pool #MA7827 2.50% 1/20/2052[1]	86	72
	Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052[1]	3,137	2,607
	Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052[1]	1,645	1,370
	Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052[1]	1,032	858
	Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052[1]	752	619
	Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052[1]	914	764
	Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052[1]	195	169
	Government National Mortgage Assn. Pool #MA8044 3.50% 5/20/2052[1]	2,228	1,993
	Government National Mortgage Assn. Pool #MA8199 3.50% 8/20/2052[1]	665	595
	Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052[1]	4,218	3,774
	Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[1]	324	299
	Government National Mortgage Assn. Pool #MA8567 4.00% 1/20/2053[1]	439	405
	Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053[1]	222	204
	Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053[1]	56	54
	Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053[1]	4,453	4,215
	Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053[1]	2,854	2,701
	Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/2053[1]	1,189	1,125
	Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054[1]	4,526	4,173
	Government National Mortgage Assn. Pool #MB0023 4.00% 11/20/2054[1]	5,947	5,482
	Government National Mortgage Assn. Pool #MB0024 4.50% 11/20/2054[1]	1,423	1,347
	Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[1]	429	313
	Uniform Mortgage-Backed Security 2.00% 1/1/2040[1,4]	1,115	985
	Uniform Mortgage-Backed Security 2.50% 1/1/2040[1,4]	2,275	2,066
	Uniform Mortgage-Backed Security 4.00% 1/1/2040[1,4]	920	883
	Uniform Mortgage-Backed Security 5.00% 1/1/2040[1,4]	780	776
	Uniform Mortgage-Backed Security 2.00% 1/1/2055[1,4]	1,319	1,026
	Uniform Mortgage-Backed Security 2.50% 1/1/2055[1,4]	1,231	1,002
	Uniform Mortgage-Backed Security 3.00% 1/1/2055[1,4]	6,885	5,849
	Uniform Mortgage-Backed Security 3.50% 1/1/2055[1,4]	19,863	17,570
	Uniform Mortgage-Backed Security 4.50% 1/1/2055[1,4]	554	521
	Uniform Mortgage-Backed Security 5.00% 1/1/2055[1,4]	5,792	5,591
	Uniform Mortgage-Backed Security 6.00% 1/1/2055[1,4]	11,178	11,231
	Uniform Mortgage-Backed Security 4.50% 2/1/2055[1,4]	682	642
			991,465

Collateralized mortgage-backed obligations 0.06%
	FARM Mortgage Trust, Series 2024-1, Class A, 4.721% 10/1/2053[1,3,5]	1,073	1,008
	Total mortgage-backed obligations		992,473

U.S. Treasury bonds & notes 29.51%
U.S. Treasury 25.50%
	U.S. Treasury 4.625% 6/30/2025	5,863	5,878
	U.S. Treasury 3.125% 8/15/2025	390	387
	U.S. Treasury 3.00% 9/30/2025	3,090	3,062
	U.S. Treasury 5.00% 9/30/2025	3,170	3,187
	U.S. Treasury 3.00% 10/31/2025	1,395	1,382
	U.S. Treasury 4.25% 12/31/2025	17,685	17,691

American Funds Insurance Series	254

U.S. Government Securities Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
	U.S. Treasury 4.25% 1/31/2026	USD30,610	$30,618
	U.S. Treasury 4.625% 2/28/2026	9,375	9,415
	U.S. Treasury 4.625% 3/15/2026	11,050	11,100
	U.S. Treasury 4.50% 3/31/2026	1,435	1,439
	U.S. Treasury 4.875% 4/30/2026	35,525	35,812
	U.S. Treasury 0.875% 6/30/2026	2,065	1,966
	U.S. Treasury 4.50% 7/15/2026	10,366	10,406
	U.S. Treasury 4.375% 7/31/2026	25,795	25,846
	U.S. Treasury 4.625% 9/15/2026	10,209	10,272
	U.S. Treasury 3.50% 9/30/2026	11,100	10,963
	U.S. Treasury 4.50% 4/15/2027	30,000	30,158
	U.S. Treasury 0.50% 4/30/2027	1,250	1,147
	U.S. Treasury 2.625% 5/31/2027	2,290	2,205
	U.S. Treasury 3.75% 8/15/2027	5,043	4,980
	U.S. Treasury 3.625% 5/31/2028	14,850	14,528
	U.S. Treasury 1.25% 6/30/2028	3,325	2,998
	U.S. Treasury 4.00% 6/30/2028	6,907	6,838
	U.S. Treasury 1.00% 7/31/2028	970	864
	U.S. Treasury 4.125% 7/31/2028	17,685	17,567
	U.S. Treasury 2.625% 2/15/2029	3,270	3,058
	U.S. Treasury 4.50% 5/31/2029	17,450	17,540
	U.S. Treasury 2.625% 7/31/2029	9,309	8,640
	U.S. Treasury 4.00% 7/31/2029	15,070	14,839
	U.S. Treasury 4.125% 10/31/2029	4,800	4,747
	U.S. Treasury 4.125% 11/30/2029	10,200	10,088
	U.S. Treasury 3.75% 6/30/2030	17,030	16,481
	U.S. Treasury 4.625% 9/30/2030	1,290	1,303
	U.S. Treasury 4.875% 10/31/2030	625	639
	U.S. Treasury 4.25% 6/30/2031	9,625	9,509
	U.S. Treasury 4.125% 11/30/2031	3,240	3,172
	U.S. Treasury 2.75% 8/15/2032	8,095	7,184
	U.S. Treasury 3.875% 8/15/2033	3,180	3,029
	U.S. Treasury 4.375% 5/15/2034	4,992	4,919
	U.S. Treasury 3.875% 8/15/2034	1,970	1,864
	U.S. Treasury 4.50% 8/15/2039[6]	13,655	13,303
	U.S. Treasury 4.625% 2/15/2040	90	89
	U.S. Treasury 1.375% 11/15/2040	1,945	1,206
	U.S. Treasury 3.875% 5/15/2043	820	723
	U.S. Treasury 4.375% 8/15/2043	40	38
	U.S. Treasury 4.125% 8/15/2044[6]	11,760	10,654
	U.S. Treasury 2.50% 2/15/2045	4,850	3,369
	U.S. Treasury 2.50% 2/15/2046	3,900	2,669
	U.S. Treasury 2.50% 5/15/2046	1,585	1,080
	U.S. Treasury 2.875% 11/15/2046	2,700	1,964
	U.S. Treasury 3.00% 8/15/2048	750	549
	U.S. Treasury 2.375% 11/15/2049	1,435	914
	U.S. Treasury 1.25% 5/15/2050[6]	14,825	7,044
	U.S. Treasury 1.375% 8/15/2050	4,330	2,116
	U.S. Treasury 1.625% 11/15/2050[6]	26,165	13,671
	U.S. Treasury 1.875% 2/15/2051	5,892	3,283
	U.S. Treasury 2.375% 5/15/2051	6,280	3,955
	U.S. Treasury 2.00% 8/15/2051	5,226	2,991
	U.S. Treasury 1.875% 11/15/2051	3,164	1,748
	U.S. Treasury 3.00% 8/15/2052	895	643
	U.S. Treasury 4.00% 11/15/2052	1,849	1,613
	U.S. Treasury 4.75% 11/15/2053	205	203
	U.S. Treasury 4.25% 2/15/2054[6]	11,130	10,171

255	American Funds Insurance Series

U.S. Government Securities Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
	U.S. Treasury 4.625% 5/15/2054	USD5,610	$5,461
	U.S. Treasury 4.25% 8/15/2054	6,935	6,346
	U.S. Treasury, interest only, 0% 11/15/2040[6]	1,110	499
			464,023

U.S. Treasury inflation-protected securities 4.01%
	U.S. Treasury Inflation-Protected Security 0.125% 4/15/2025[7]	4,192	4,168
	U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[7]	2,360	2,347
	U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026[7]	11,082	10,776
	U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027[7]	2,870	2,751
	U.S. Treasury Inflation-Protected Security 1.625% 10/15/2029[7]	36,185	35,591
	U.S. Treasury Inflation-Protected Security 0.125% 7/15/2031[7]	1,060	934
	U.S. Treasury Inflation-Protected Security 0.125% 1/15/2032[7]	3,296	2,859
	U.S. Treasury Inflation-Protected Security 1.875% 7/15/2034[7]	6,976	6,764
	U.S. Treasury Inflation-Protected Security 2.125% 2/15/2041[7]	137	133
	U.S. Treasury Inflation-Protected Security 0.75% 2/15/2042[6,7]	1,460	1,119
	U.S. Treasury Inflation-Protected Security 0.625% 2/15/2043[7]	1,702	1,248
	U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049[7]	314	229
	U.S. Treasury Inflation-Protected Security 0.25% 2/15/2050[7]	357	208
	U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[7]	140	77
	U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053[7]	1,253	1,005
	U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054[7]	3,050	2,826
			73,035
	Total U.S. Treasury bonds & notes		537,058
Federal agency bonds & notes 3.64%
	Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012, LLC 2.646% 5/12/2026	136	134
	Fannie Mae 7.125% 1/15/2030[6]	2,000	2,242
	Federal Home Loan Bank 3.25% 11/16/2028	6,500	6,273
	Federal Home Loan Bank 5.50% 7/15/2036	300	318
	Private Export Funding Corp. 1.40% 7/15/2028	3,000	2,706
	Tennessee Valley Authority 0.75% 5/15/2025	3,700	3,652
	Tennessee Valley Authority 2.875% 2/1/2027	5,000	4,866
	Tennessee Valley Authority 4.65% 6/15/2035	1,780	1,750
	Tennessee Valley Authority 5.88% 4/1/2036	875	949
	Tennessee Valley Authority, Series A, 4.625% 9/15/2060	250	222
	Tennessee Valley Authority, Southaven Combined Cycle Generation, LLC, 3.846% 8/15/2033	729	685
	U.S. Agency for International Development, Jordan (Kingdom of) 3.00% 6/30/2025	14,779	14,660
	U.S. Agency for International Development, Morocco (Kingdom of) 7.55% 7/15/2026	1,139	1,161
	U.S. Department of Housing and Urban Development, Series 2015-A-11, 2.95% 8/1/2025	2,220	2,201
	U.S. Department of Housing and Urban Development, Series 2015-A-12, 3.10% 8/1/2026	2,226	2,176
	U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 8/1/2027	10,250	9,885
	U.S. Department of Housing and Urban Development, Series 2015-A-14, 3.25% 8/1/2028	3,064	2,940
	U.S. Department of Housing and Urban Development, Series 2015-A-15, 3.35% 8/1/2029	2,020	1,919
	U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 8/1/2030	1,793	1,663
	U.S. Department of Housing and Urban Development, Series 2015-A-17, 3.55% 8/1/2031	2,194	2,001

American Funds Insurance Series	256

U.S. Government Securities Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Federal agency bonds & notes (continued)
U.S. Department of Housing and Urban Development, Series 2015-A-18, 3.60% 8/1/2032		USD2,327	$2,101
U.S. Department of Housing and Urban Development, Series 2015-A-19, 3.65% 8/1/2033		1,639	1,462
U.S. Department of Housing and Urban Development, Series 2015-A-20, 3.70% 8/1/2034		330	292
			66,258
Total bonds, notes & other debt instruments (cost: $1,651,123,000)			1,595,789
Short-term securities 14.50%	Weighted average yield at acquisition
Commercial paper 5.39%
Alphabet, Inc. 1/6/2025[5]	4.320%	10,000	9,993
CHARTA, LLC 1/9/2025[5]	4.580	27,000	26,972
Chevron Corp. 1/23/2025[5]	4.580	12,200	12,166
Cisco Systems, Inc. 2/7/2025[5]	4.550	14,000	13,936
Honeywell International, Inc. 1/8/2025[5]	3.978	20,000	19,981
Paccar Financial Corp. 1/8/2025	4.560	10,000	9,990
Paccar Financial Corp. 1/9/2025	4.560	5,000	4,994
			98,032

U.S. Treasury bills 0.41%
U.S. Treasury 2/6/2025	4.231	7,500	7,469

Federal agency bills & notes 8.70%
Federal Farm Credit Banks 1/22/2025	4.220	21,950	21,893
Federal Farm Credit Banks 1/29/2025	4.380	3,300	3,290
Federal Home Loan Bank 1/2/2025	4.310	10,200	10,200
Federal Home Loan Bank 1/15/2025	4.535	10,800	10,783
Federal Home Loan Bank 1/23/2025	4.255	20,000	19,950
Federal Home Loan Bank 2/7/2025	4.480	5,000	4,979
Federal Home Loan Bank 2/14/2025	4.260	11,255	11,198
Federal Home Loan Bank 2/24/2025	4.225	17,350	17,242
Federal Home Loan Bank 2/26/2025	4.432	10,000	9,935
Federal Home Loan Bank 3/5/2025	4.365	9,250	9,183
Federal Home Loan Bank 3/12/2025	4.235	20,000	19,838
Federal Home Loan Bank 3/21/2025	4.235	20,000	19,817
Total short-term securities (cost: $263,790,000)			263,809
Options purchased (equity style) 0.01%
Options purchased (equity style)*			247
Total options purchased (equity style) (cost: $371,000)			247
Total investment securities 102.19% (cost: $1,915,284,000)			1,859,845
Other assets less liabilities (2.19)%			(39,818)
Net assets 100.00%			$1,820,027

257	American Funds Insurance Series

U.S. Government Securities Fund® (continued)
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 12/31/2024 (000)
Call
3 Month SOFR Futures Option	203	3/14/2025	USD97.00	USD50,750	$2
3 Month SOFR Futures Option	178	6/13/2025	97.00	44,500	18
3 Month SOFR Futures Option	427	9/12/2025	97.00	106,750	91
3 Month SOFR Futures Option	517	9/12/2025	98.00	129,250	45
3 Month SOFR Futures Option	243	12/12/2025	97.00	60,750	91
					$247
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2024 (000)
30 Day Federal Funds Futures	Long	96	3/3/2025	USD38,281	$14
30 Day Federal Funds Futures	Short	11	5/1/2025	(4,392)	(1)
30 Day Federal Funds Futures	Long	14	8/1/2025	5,598	4
3 Month SOFR Futures	Long	16	3/19/2025	3,826	1
3 Month SOFR Futures	Long	271	6/18/2025	64,921	(416)
3 Month SOFR Futures	Short	25	9/17/2025	(5,997)	2
3 Month SOFR Futures	Long	404	3/18/2026	97,016	(56)
3 Month SOFR Futures	Long	3	6/17/2026	721	(7)
2 Year U.S. Treasury Note Futures	Long	4,157	4/3/2025	854,718	(722)
5 Year U.S. Treasury Note Futures	Long	4,159	4/3/2025	442,121	(2,781)
10 Year Ultra U.S. Treasury Note Futures	Long	1,237	3/31/2025	137,694	(2,336)
10 Year U.S. Treasury Note Futures	Long	1,063	3/31/2025	115,601	(1,652)
20 Year U.S. Treasury Note Futures	Short	994	3/31/2025	(113,161)	3,128
30 Year Ultra U.S. Treasury Bond Futures	Long	387	3/31/2025	46,017	(2,095)
					$(6,917)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
4.336%	Annual	U.S. EFFR	Annual	1/29/2025	USD529,000	$— [2]	$—	$— [2]
U.S. EFFR	Annual	0.1275%	Annual	6/25/2025	USD20,100	396	—	396
U.S. EFFR	Annual	0.126%	Annual	6/25/2025	USD20,100	396	—	396
U.S. EFFR	Annual	0.106%	Annual	6/30/2025	USD22,492	457	—	457
SOFR	Annual	3.916%	Annual	7/11/2025	USD46,800	99	—	99
4.8189%	Annual	SOFR	Annual	8/25/2025	USD8,640	29	—	29
4.8195%	Annual	SOFR	Annual	9/1/2025	USD10,300	36	—	36
4.225%	Annual	SOFR	Annual	9/30/2025	USD27,550	4	—	4

American Funds Insurance Series	258

U.S. Government Securities Fund® (continued)
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	4.63358%	Annual	10/31/2025	USD1,381	$(5)	$—	$(5)
4.2035%	Annual	SOFR	Annual	1/10/2026	USD11,197	3	—	3
4.184%	Annual	SOFR	Annual	1/10/2026	USD11,198	1	—	1
4.2045%	Annual	SOFR	Annual	1/10/2026	USD1,020	— [2]	—	— [2]
4.27%	Annual	SOFR	Annual	2/16/2026	USD9,621	11	—	11
4.265%	Annual	SOFR	Annual	2/16/2026	USD4,777	5	—	5
4.3035%	Annual	SOFR	Annual	2/17/2026	USD2,874	4	—	4
4.2515%	Annual	SOFR	Annual	2/17/2026	USD2,847	3	—	3
4.2675%	Annual	SOFR	Annual	2/17/2026	USD2,771	3	—	3
4.3005%	Annual	SOFR	Annual	2/17/2026	USD1,989	3	—	3
4.288%	Annual	SOFR	Annual	2/17/2026	USD2,021	3	—	3
4.568%	Annual	SOFR	Annual	3/1/2026	USD27,000	123	—	123
4.56%	Annual	SOFR	Annual	3/1/2026	USD27,400	122	—	122
4.6275%	Annual	SOFR	Annual	3/20/2026	USD49,370	271	—	271
4.9005%	Annual	SOFR	Annual	4/17/2026	USD14,100	131	—	131
4.8705%	Annual	SOFR	Annual	4/18/2026	USD12,640	114	—	114
4.815%	Annual	SOFR	Annual	5/6/2026	USD31,500	272	—	272
4.723%	Annual	SOFR	Annual	5/7/2026	USD30,490	228	—	228
4.659%	Annual	SOFR	Annual	5/17/2026	USD55,600	379	—	379
SOFR	Annual	4.528%	Annual	6/18/2026	USD5,300	(29)	—	(29)
SOFR	Annual	4.5265%	Annual	6/18/2026	USD5,380	(30)	—	(30)
SOFR	Annual	4.5335%	Annual	6/18/2026	USD10,700	(60)	—	(60)
3.53%	Annual	SOFR	Annual	1/23/2027	USD7,300	(75)	—	(75)
3.5405%	Annual	SOFR	Annual	1/23/2027	USD12,100	(122)	—	(122)
3.535%	Annual	SOFR	Annual	1/23/2027	USD13,000	(133)	—	(133)
3.761%	Annual	SOFR	Annual	2/20/2027	USD11,800	(66)	—	(66)
3.7645%	Annual	SOFR	Annual	2/20/2027	USD23,600	(130)	—	(130)
4.5895%	Annual	SOFR	Annual	5/6/2027	USD22,710	255	—	255
3.45%	Annual	SOFR	Annual	2/1/2028	USD12,500	(220)	—	(220)
3.47%	Annual	SOFR	Annual	2/2/2028	USD11,600	(198)	—	(198)
3.616%	Annual	SOFR	Annual	2/20/2028	USD4,700	(33)	—	(33)
3.624%	Annual	SOFR	Annual	2/20/2028	USD9,800	(67)	—	(67)
3.6475%	Annual	SOFR	Annual	2/27/2028	USD19,700	(126)	—	(126)
SOFR	Annual	3.5485%	Annual	1/29/2030	USD5,200	114	—	114
SOFR	Annual	3.529%	Annual	1/29/2030	USD4,800	109	—	109
SOFR	Annual	3.528%	Annual	1/29/2030	USD4,000	91	—	91
U.S. EFFR	Annual	0.5385%	Annual	3/26/2030	USD49,000	7,962	—	7,962
3.18%	Annual	SOFR	Annual	4/17/2030	USD2,600	(106)	—	(106)
3.275%	Annual	SOFR	Annual	4/18/2030	USD2,600	(95)	—	(95)
3.353%	Annual	SOFR	Annual	4/19/2030	USD2,600	(85)	—	(85)
3.342%	Annual	SOFR	Annual	4/19/2030	USD2,600	(87)	—	(87)
3.344%	Annual	SOFR	Annual	4/20/2030	USD2,600	(87)	—	(87)
3.128%	Annual	SOFR	Annual	4/28/2030	USD2,600	(114)	—	(114)
3.285%	Annual	SOFR	Annual	5/1/2030	USD2,500	(91)	—	(91)
3.259%	Annual	SOFR	Annual	5/1/2030	USD2,600	(97)	—	(97)
3.186%	Annual	SOFR	Annual	5/9/2030	USD2,600	(107)	—	(107)
3.215%	Annual	SOFR	Annual	5/10/2030	USD2,500	(99)	—	(99)
3.29%	Annual	SOFR	Annual	5/19/2030	USD3,100	(113)	—	(113)
3.31%	Annual	SOFR	Annual	6/9/2030	USD26,800	(957)	—	(957)
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	USD15,500	2,695	—	2,695
SOFR	Annual	4.1615%	Annual	5/15/2033	USD330	(2)	—	(2)
SOFR	Annual	4.15%	Annual	5/15/2033	USD880	(5)	—	(5)
4.0135%	Annual	SOFR	Annual	8/21/2033	USD1,185	(4)	—	(4)

259	American Funds Insurance Series

U.S. Government Securities Fund® (continued)
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	4.061%	Annual	8/24/2033	USD3,230	$— [2]	$—	$— [2]
SOFR	Annual	3.9519%	Annual	8/25/2033	USD3,225	26	—	26
SOFR	Annual	3.8275%	Annual	9/1/2033	USD2,300	39	—	39
SOFR	Annual	3.6025%	Annual	1/8/2034	USD4,655	162	—	162
SOFR	Annual	3.175%	Annual	2/1/2038	USD16,000	1,090	—	1,090
3.065%	Annual	SOFR	Annual	4/7/2040	USD12,300	(1,468)	—	(1,468)
3.616%	Annual	SOFR	Annual	8/5/2044	USD5,600	(369)	—	(369)
3.561%	Annual	SOFR	Annual	8/9/2044	USD4,800	(351)	—	(351)
SOFR	Annual	3.9815%	Annual	11/6/2044	USD10,330	171	—	171
SOFR	Annual	3.045%	Annual	7/27/2050	USD3,600	553	—	553
SOFR	Annual	2.85282%	Annual	12/6/2052	USD540	101	—	101
SOFR	Annual	2.93542%	Annual	12/6/2052	USD550	95	—	95
SOFR	Annual	3.01413%	Annual	1/12/2053	USD1,402	224	—	224
SOFR	Annual	3.02%	Annual	1/12/2053	USD1,400	222	—	222
SOFR	Annual	2.974%	Annual	4/17/2053	USD800	133	—	133
SOFR	Annual	3.044%	Annual	4/18/2053	USD800	124	—	124
SOFR	Annual	3.0875%	Annual	4/19/2053	USD800	118	—	118
SOFR	Annual	3.1035%	Annual	4/19/2053	USD800	116	—	116
SOFR	Annual	3.0895%	Annual	4/20/2053	USD800	118	—	118
SOFR	Annual	2.9405%	Annual	4/28/2053	USD800	138	—	138
SOFR	Annual	3.0535%	Annual	5/1/2053	USD1,600	245	—	245
SOFR	Annual	3.085%	Annual	5/9/2053	USD900	133	—	133
SOFR	Annual	3.1135%	Annual	5/10/2053	USD800	114	—	114
SOFR	Annual	3.1605%	Annual	5/19/2053	USD1,000	135	—	135
SOFR	Annual	3.6765%	Annual	2/20/2054	USD2,869	134	—	134
SOFR	Annual	3.6815%	Annual	2/20/2054	USD2,700	124	—	124
SOFR	Annual	3.7205%	Annual	2/21/2054	USD520	20	—	20
SOFR	Annual	3.47875%	Annual	8/5/2054	USD4,200	334	—	334
SOFR	Annual	3.415%	Annual	8/9/2054	USD3,700	335	—	335
						$13,792	$—	$13,792

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Amount less than one thousand.
[3]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[4]	Purchased on a TBA basis.
[5]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $84,055,000, which represented
4.62% of the net assets of the fund.

[6]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $19,623,000, which represented 1.08% of the net assets of the fund.
[7]	Index-linked bond whose principal amount moves with a government price index.

Key to abbreviation(s)
Assn. = Association
EFFR = Effective Federal Funds Rate
SOFR = Secured Overnight Financing Rate

TBA = To be announced
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Insurance Series	260

Managed Risk Growth Fund
Investment portfolio December 31, 2024

Growth funds 84.67%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	3,495,427	$445,562
Total growth funds (cost: $291,586,000)		445,562
Fixed income funds 10.03%
American Funds Insurance Series – The Bond Fund of America, Class 1	5,694,312	52,786
Total fixed income funds (cost: $54,244,000)		52,786
Short-term securities 4.96%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43%[1]	26,122,149	26,122
Total short-term securities (cost: $26,122,000)		26,122
Options purchased (equity style) 0.32%
Options purchased (equity style)*		1,702
Total options purchased (cost: $2,389,000)		1,702
Total investment securities 99.98% (cost: $374,341,000)		526,172
Other assets less liabilities 0.02%		90
Net assets 100.00%		$526,262
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 12/31/2024 (000)
Put
S&P 500 Index	10	USD5,882	USD4,150.00	3/21/2025	$7
S&P 500 Index	10	5,882	4,225.00	3/21/2025	8
S&P 500 Index	10	5,882	4,250.00	3/21/2025	8
S&P 500 Index	95	55,875	4,025.00	6/20/2025	178
S&P 500 Index	100	58,816	4,050.00	6/20/2025	186
S&P 500 Index	75	44,112	4,150.00	6/20/2025	153
S&P 500 Index	425	249,969	4,325.00	6/20/2025	1,037
S&P 500 Index	10	5,882	4,400.00	6/20/2025	26
S&P 500 Index	10	5,882	4,450.00	6/20/2025	28
S&P 500 Index	25	14,704	4,475.00	6/20/2025	71
					$1,702

261	American Funds Insurance Series

Managed Risk Growth Fund (continued)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2024 (000)
British Pound Currency Futures	Short	1	3/17/2025	USD(78)	$— [2]
Euro Currency Futures	Short	7	3/17/2025	(909)	4
Russell 2000 E-mini Index Futures	Short	4	3/21/2025	(450)	2
Mini MSCI Emerging Markets Index Futures	Short	15	3/21/2025	(805)	10
Euro Stoxx 50 Index Futures	Short	19	3/21/2025	(963)	(4)
S&P Mid 400 E-mini Index Futures	Short	15	3/21/2025	(4,720)	15
S&P 500 E-mini Index Futures	Short	107	3/21/2025	(31,756)	440
5 Year U.S. Treasury Note Futures	Long	5	3/31/2025	532	(4)
					$463
Investments in affiliates3

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 84.67%
American Funds Insurance Series – Growth Fund, Class 1	$431,195	$36,510	$133,380	$40,997	$70,240	$445,562	$2,417	$10,033
Fixed income funds 10.03%
American Funds Insurance Series – The Bond Fund of America, Class 1	50,749	30,350	26,722	(245)	(1,346)	52,786	2,300	—
Total 94.70%				$40,752	$68,894	$498,348	$4,717	$10,033

[1]	Rate represents the seven-day yield at 12/31/2024.
[2]	Amount less than one thousand.
[3]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Insurance Series	262

Managed Risk International Fund
Investment portfolio December 31, 2024

Growth funds 84.60%	Shares	Value (000)
American Funds Insurance Series – International Fund, Class 1	5,420,484	$96,701
Total growth funds (cost: $84,621,000)		96,701
Fixed income funds 10.03%
American Funds Insurance Series – The Bond Fund of America, Class 1	1,237,483	11,472
Total fixed income funds (cost: $11,769,000)		11,472
Short-term securities 4.58%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43%[1]	5,228,515	5,229
Total short-term securities (cost: $5,229,000)		5,229
Options purchased (equity style) 0.43%
Options purchased (equity style)*		492
Total options purchased (cost: $577,000)		492
Total investment securities 99.64% (cost: $102,196,000)		113,894
Other assets less liabilities 0.36%		414
Net assets 100.00%		$114,308
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 12/31/2024 (000)
Put
iShares MSCI EAFE ETF	200	USD1,512	USD60.00	3/21/2025	$3
iShares MSCI EAFE ETF	2,600	19,659	65.00	3/21/2025	94
iShares MSCI EAFE ETF	7,000	52,927	60.00	6/20/2025	395
					$492
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2024 (000)
S&P 500 E-mini Index Futures	Short	10	3/21/2025	USD(2,968)	$26
Mini MSCI Emerging Markets Index Futures	Short	79	3/21/2025	(4,242)	54
MSCI EAFE Index Futures	Short	51	3/21/2025	(5,781)	24
5 Year U.S. Treasury Note Futures	Long	4	3/31/2025	425	(3)
					$101

263	American Funds Insurance Series

Managed Risk International Fund (continued)
Investments in affiliates2

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 84.60%
American Funds Insurance Series – International Fund, Class 1	$105,419	$7,805	$19,283	$1,546	$1,214	$96,701	$1,435	$—
Fixed income funds 10.03%
American Funds Insurance Series – The Bond Fund of America, Class 1	12,408	5,417	6,038	(11)	(304)	11,472	512	—
Total 94.63%				$1,535	$910	$108,173	$1,947	$—

[1]	Rate represents the seven-day yield at 12/31/2024.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Insurance Series	264

Managed Risk Washington Mutual Investors Fund
Investment portfolio December 31, 2024

Growth-and-income funds 84.76%	Shares	Value (000)
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	16,198,486	$273,106
Total growth-and-income funds (cost: $208,094,000)		273,106
Fixed income funds 10.10%
American Funds Insurance Series – U.S. Government Securities Fund, Class 1	3,391,471	32,524
Total fixed income funds (cost: $33,783,000)		32,524
Short-term securities 4.87%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43%[1]	15,689,917	15,690
Total short-term securities (cost: $15,690,000)		15,690
Options purchased (equity style) 0.26%
Options purchased (equity style)*		851
Total options purchased (cost: $1,491,000)		851
Total investment securities 99.99% (cost: $259,058,000)		322,171
Other assets less liabilities 0.01%		35
Net assets 100.00%		$322,206
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 12/31/2024 (000)
Put
S&P 500 Index	20	USD11,763	USD4,050.00	3/21/2025	$13
S&P 500 Index	85	49,994	4,125.00	3/21/2025	60
S&P 500 Index	10	5,882	4,150.00	3/21/2025	7
S&P 500 Index	115	67,639	4,175.00	3/21/2025	85
S&P 500 Index	10	5,882	4,225.00	3/21/2025	8
S&P 500 Index	10	5,881	4,025.00	6/20/2025	19
S&P 500 Index	5	2,941	4,150.00	6/20/2025	10
S&P 500 Index	200	117,632	4,325.00	6/20/2025	488
S&P 500 Index	10	5,882	4,350.00	6/20/2025	25
S&P 500 Index	40	23,526	4,400.00	6/20/2025	104
S&P 500 Index	10	5,882	4,575.00	6/20/2025	32
					$851

265	American Funds Insurance Series

Managed Risk Washington Mutual Investors Fund (continued)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2024 (000)
S&P 500 E-mini Index Futures	Long	29	3/21/2025	USD8,607	$(66)
Euro Stoxx 50 Index Futures	Short	1	3/21/2025	(51)	— [2]
5 Year U.S. Treasury Note Futures	Long	10	3/31/2025	1,063	(8)
					$(74)
Investments in affiliates3

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 84.76%
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	$275,370	$12,410	$57,260	$222	$42,364	$273,106	$4,861	$2,242
Fixed income funds 10.10%
American Funds Insurance Series – U.S. Government Securities Fund, Class 1	32,409	13,983	12,845	(836)	(187)	32,524	1,367	—
Total 94.86%				$(614)	$42,177	$305,630	$6,228	$2,242

[1]	Rate represents the seven-day yield at 12/31/2024.
[2]	Amount less than one thousand.
[3]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Insurance Series	266

Managed Risk Growth-Income Fund
Investment portfolio December 31, 2024

Growth-and-income funds 79.79%	Shares	Value (000)
American Funds Insurance Series – Growth-Income Fund, Class 1	24,959,133	$1,736,906
Total growth-and-income funds (cost: $1,305,889,000)		1,736,906
Fixed income funds 14.96%
American Funds Insurance Series – The Bond Fund of America, Class 1	35,132,987	325,683
Total fixed income funds (cost: $334,537,000)		325,683
Short-term securities 4.78%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43%[1]	104,006,098	104,006
Total short-term securities (cost: $104,006,000)		104,006
Options purchased (equity style) 0.39%
Options purchased (equity style)*		8,473
Total options purchased (cost: $15,165,000)		8,473
Total investment securities 99.92% (cost: $1,759,597,000)		2,175,068
Other assets less liabilities 0.08%		1,798
Net assets 100.00%		$2,176,866
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 12/31/2024 (000)
Put
S&P 500 Index	570	USD335,253	USD4,125.00	3/21/2025	$405
S&P 500 Index	1,600	941,061	4,150.00	3/21/2025	1,128
S&P 500 Index	455	267,614	4,175.00	3/21/2025	337
S&P 500 Index	40	23,526	4,225.00	3/21/2025	32
S&P 500 Index	30	17,645	4,250.00	3/21/2025	24
S&P 500 Index	2,000	1,176,326	4,325.00	6/20/2025	4,880
S&P 500 Index	345	202,916	4,400.00	6/20/2025	895
S&P 500 Index	50	29,408	4,450.00	6/20/2025	138
S&P 500 Index	10	5,882	4,475.00	6/20/2025	28
S&P 500 Index	50	29,408	4,550.00	6/20/2025	154
S&P 500 Index	40	23,527	4,225.00	9/19/2025	143
S&P 500 Index	80	47,053	4,300.00	9/19/2025	309
					$8,473

267	American Funds Insurance Series

Managed Risk Growth-Income Fund (continued)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2024 (000)
S&P 500 E-mini Index Futures	Long	340	3/21/2025	USD100,908	$(992)
5 Year U.S. Treasury Note Futures	Long	30	3/31/2025	3,189	(25)
					$(1,017)
Investments in affiliates2

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 79.79%
American Funds Insurance Series – Growth-Income Fund, Class 1	$1,749,625	$134,773	$439,404	$32,053	$259,859	$1,736,906	$22,773	$79,172
Fixed income funds 14.96%
American Funds Insurance Series – The Bond Fund of America, Class 1	328,068	141,378	134,316	(9,307)	(140)	325,683	14,454	—
Total 94.75%				$22,746	$259,719	$2,062,589	$37,227	$79,172

[1]	Rate represents the seven-day yield at 12/31/2024.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Insurance Series	268

Managed Risk Asset Allocation Fund
Investment portfolio December 31, 2024

Asset allocation funds 94.95%	Shares	Value (000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	73,866,282	$1,923,478
Total asset allocation funds (cost: $1,760,245,000)		1,923,478
Short-term securities 5.01%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43%[1]	101,436,070	101,436
Total short-term securities (cost: $101,436,000)		101,436
Options purchased (equity style) 0.07%
Options purchased (equity style)*		1,451
Total options purchased (cost: $1,946,000)		1,451
Total investment securities 100.03% (cost: $1,863,627,000)		2,026,365
Other assets less liabilities (0.03)%		(515)
Net assets 100.00%		$2,025,850
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 12/31/2024 (000)
Put
S&P 500 Index	80	USD47,053	USD4,125.00	3/21/2025	$57
S&P 500 Index	20	11,763	4,175.00	3/21/2025	15
S&P 500 Index	15	8,822	4,025.00	6/20/2025	28
S&P 500 Index	35	20,586	4,050.00	6/20/2025	65
S&P 500 Index	5	2,941	4,150.00	6/20/2025	10
S&P 500 Index	390	229,384	4,325.00	6/20/2025	952
S&P 500 Index	20	11,763	4,350.00	6/20/2025	50
S&P 500 Index	20	11,763	4,450.00	6/20/2025	55
S&P 500 Index	10	5,882	4,550.00	6/20/2025	31
S&P 500 Index	35	20,586	4,575.00	6/20/2025	111
S&P 500 Index	20	11,763	4,300.00	9/19/2025	77
					$1,451
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2024 (000)
S&P 500 E-mini Index Futures	Long	52	3/21/2025	USD15,433	$(409)
5 Year U.S. Treasury Note Futures	Long	368	3/31/2025	39,120	(314)
					$(723)

269	American Funds Insurance Series

Managed Risk Asset Allocation Fund (continued)
Investments in affiliates2

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Asset allocation funds 94.95%
American Funds Insurance Series – Asset Allocation Fund, Class 1	$1,999,492	$140,909	$395,647	$52,518	$126,206	$1,923,478	$45,418	$84,687

[1]	Rate represents the seven-day yield at 12/31/2024.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Insurance Series	270

Financial statements
Statements of assets and liabilities at December 31, 2024
(dollars in thousands)

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$7,756,104	$2,967,592	$46,786,648	$6,391,198	$3,348,513
Affiliated issuers	283,574	63,522	1,049,697	397,476	94,686
Cash	109	80	226	49	827
Cash collateral received for securities on loan	1	2,292	2,112	139	1,376
Cash collateral pledged for futures contracts	—	—	—	—	185
Cash collateral pledged for swap contracts	—	—	—	—	17
Cash denominated in currencies other than U.S. dollars	100	26	1,253	460	280
Unrealized appreciation on open forward currency contracts	—	—	—	—	220
Unrealized appreciation on unfunded commitments*	—	—	—	—	—
Receivables for:
Sales of investments	1,402	27	—	791	293
Sales of fund’s shares	20,266	3,082	19,594	24,685	2,798
Dividends and interest	12,376	2,844	17,888	14,048	7,358
Variation margin on futures contracts	—	—	—	—	—
Variation margin on centrally cleared swap contracts	—	—	—	—	1
Securities lending income	9	17	6	11	23
Other	—	— †	—	—	— †
	8,073,941	3,039,482	47,877,424	6,828,857	3,456,577
Liabilities:
Collateral for securities on loan	8	22,924	21,119	1,385	13,763
Unrealized depreciation on open forward currency contracts	—	—	—	—	140
Bilateral swaps, at value	—	—	—	—	100
Options written, at value	—	—	—	—	—
Payables for:
Purchases of investments	1,230	4,260	6,900	2,722	5,722
Repurchases of fund’s shares	4,391	984	122,176	2,131	1,315
Investment advisory services	2,550	1,588	12,660	2,840	1,500
Insurance administrative fees	593	200	3,381	292	528
Services provided by related parties	1,166	526	6,815	985	431
Trustees’ deferred compensation	121	68	662	195	56
Variation margin on futures contracts	—	—	—	—	11
Variation margin on centrally cleared swap contracts	—	—	—	—	—
Non-U.S. taxes	5,340	18,372	—	31,217	20,912
Other	219	101	768	572	500
	15,618	49,023	174,481	42,339	44,978
Commitments and contingencies*
Net assets at December 31, 2024	$8,058,323	$2,990,459	$47,702,943	$6,786,518	$3,411,599
Net assets consist of:
Capital paid in on shares of beneficial interest	$4,115,138	$2,284,883	$16,821,571	$5,429,187	$2,315,745
Total distributable earnings (accumulated loss)	3,943,185	705,576	30,881,372	1,357,331	1,095,854
Net assets at December 31, 2024	$8,058,323	$2,990,459	$47,702,943	$6,786,518	$3,411,599
Investment securities on loan, at value	$17	$30,764	$20,610	$5,960	$17,950
Investment securities, at cost
Unaffiliated issuers	4,835,691	2,291,738	19,849,066	4,782,898	2,364,537
Affiliated issuers	283,521	50,730	1,049,498	397,431	94,668
Cash denominated in currencies other than U.S. dollars, at cost	100	26	1,253	460	280
Premiums received on options written	—	—	—	—	—

Refer to the end of the statements of assets and liabilities for footnotes.
Refer to the notes to financial statements.

271	American Funds Insurance Series

Financial statements (continued)
Statements of assets and liabilities at December 31, 2024  (continued)
(dollars in thousands)

	Washington Mutual Investors Fund	U.S. Small and Mid Cap Equity Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$10,850,098	$14,238	$1,847,460	$39,390,840	$310,307
Affiliated issuers	255,100	288	46,673	1,980,967	11,674
Cash	302	49	233	139	102
Cash collateral received for securities on loan	5,151	—	1,060	5,270	41
Cash collateral pledged for futures contracts	—	—	—	—	—
Cash collateral pledged for swap contracts	—	—	—	—	—
Cash denominated in currencies other than U.S. dollars	3	—	319	2,529	73
Unrealized appreciation on open forward currency contracts	—	—	—	—	10
Unrealized appreciation on unfunded commitments*	—	—	—	—	—
Receivables for:
Sales of investments	3,564	—	1,306	39,145	7
Sales of fund’s shares	3,059	—	1,059	3,700	602
Dividends and interest	15,541	8	3,880	47,506	1,130
Variation margin on futures contracts	—	—	—	—	—
Variation margin on centrally cleared swap contracts	—	—	—	—	—
Securities lending income	9	—	3	16	2
Other	1	—	12	2	—
	11,132,828	14,583	1,902,005	41,470,114	323,948
Liabilities:
Collateral for securities on loan	51,510	—	10,604	52,701	410
Unrealized depreciation on open forward currency contracts	—	—	—	—	—
Bilateral swaps, at value	—	—	—	—	—
Options written, at value	—	—	—	—	—
Payables for:
Purchases of investments	1,496	1	232	75,691	261
Repurchases of fund’s shares	8,796	—	1,057	69,205	129
Investment advisory services	2,234	3	614	8,875	133
Insurance administrative fees	1,108	—	173	1,688	100
Services provided by related parties	1,298	—	328	4,647	73
Trustees’ deferred compensation	149	—	33	691	14
Variation margin on futures contracts	—	—	—	—	—
Variation margin on centrally cleared swap contracts	—	—	—	—	—
Non-U.S. taxes	—	—	465	1,269	119
Other	223	— †	180	353	56
	66,814	4	13,686	215,120	1,295
Commitments and contingencies*
Net assets at December 31, 2024	$11,066,014	$14,579	$1,888,319	$41,254,994	$322,653
Net assets consist of:
Capital paid in on shares of beneficial interest	$6,319,319	$15,012	$1,169,769	$16,857,567	$302,567
Total distributable earnings (accumulated loss)	4,746,695	(433)	718,550	24,397,427	20,086
Net assets at December 31, 2024	$11,066,014	$14,579	$1,888,319	$41,254,994	$322,653
Investment securities on loan, at value	$50,467	$—	$10,634	$50,176	$440
Investment securities, at cost
Unaffiliated issuers	6,903,634	14,676	1,194,487	22,284,792	263,709
Affiliated issuers	255,013	288	46,666	1,793,671	11,670
Cash denominated in currencies other than U.S. dollars, at cost	3	—	319	2,529	74
Premiums received on options written	—	—	—	—	—

Refer to the end of the statements of assets and liabilities for footnotes.
Refer to the notes to financial statements.

American Funds Insurance Series	272

Financial statements (continued)
Statements of assets and liabilities at December 31, 2024  (continued)
(dollars in thousands)

	Capital Income Builder	Asset Allocation Fund	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$1,285,855	$25,165,533	$369,612	$10,586,439	$1,404,069
Affiliated issuers	91,495	2,223,781	26,140	730,121	44,361
Cash	964	4,311	204	23,658	745
Cash collateral received for securities on loan	1,120	—	—	—	—
Cash collateral pledged for futures contracts	—	—	—	—	—
Cash collateral pledged for swap contracts	—	—	—	—	—
Cash denominated in currencies other than U.S. dollars	225	178	84	1	202
Unrealized appreciation on open forward currency contracts	—	—	327	3,223	5,127
Unrealized appreciation on unfunded commitments*	—	— †	—	—	— †
Receivables for:
Sales of investments	2,457	37,067	287	45,497	3,178
Sales of fund’s shares	1,740	13,919	288	8,169	2,219
Dividends and interest	5,189	85,318	2,028	84,754	15,157
Variation margin on futures contracts	— †	502	22	815	317
Variation margin on centrally cleared swap contracts	8	38	11	458	125
Securities lending income	2	26	— †	—	—
Other	— †	50	—	—	—
	1,389,055	27,530,723	399,003	11,483,135	1,475,500
Liabilities:
Collateral for securities on loan	11,199	—	—	—	—
Unrealized depreciation on open forward currency contracts	—	—	509	1,396	5,184
Bilateral swaps, at value	—	—	455	11,623	5,936
Options written, at value	—	—	—	—	79
Payables for:
Purchases of investments	6,579	391,888	4,765	274,176	13,291
Repurchases of fund’s shares	755	37,122	346	20,148	968
Investment advisory services	267	6,176	148	1,927	535
Insurance administrative fees	410	4,200	94	857	61
Services provided by related parties	171	3,050	72	1,125	215
Trustees’ deferred compensation	14	422	6	175	32
Variation margin on futures contracts	120	907	29	4,481	382
Variation margin on centrally cleared swap contracts	1	77	5	250	101
Non-U.S. taxes	768	—	226	—	20
Other	103	1,201	66	79	459
	20,387	445,043	6,721	316,237	27,263
Commitments and contingencies*
Net assets at December 31, 2024	$1,368,668	$27,085,680	$392,282	$11,166,898	$1,448,237
Net assets consist of:
Capital paid in on shares of beneficial interest	$1,110,881	$17,712,682	$326,033	$12,974,862	$1,760,563
Total distributable earnings (accumulated loss)	257,787	9,372,998	66,249	(1,807,964)	(312,326)
Net assets at December 31, 2024	$1,368,668	$27,085,680	$392,282	$11,166,898	$1,448,237
Investment securities on loan, at value	$10,664	$—	$—	$—	$—
Investment securities, at cost
Unaffiliated issuers	1,028,603	17,612,124	318,114	10,898,732	1,512,895
Affiliated issuers	95,017	2,395,815	25,957	729,827	43,156
Cash denominated in currencies other than U.S. dollars, at cost	225	178	84	1	202
Premiums received on options written	—	—	—	—	19

Refer to the end of the statements of assets and liabilities for footnotes.
Refer to the notes to financial statements.

273	American Funds Insurance Series

Financial statements (continued)
Statements of assets and liabilities at December 31, 2024  (continued)
(dollars in thousands)

	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund	Managed Risk Growth Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$874,814	$114,785	$341,161	$1,859,845	$27,824
Affiliated issuers	45,641	—	—	—	498,348
Cash	(402)	282	122	4,704	—
Cash collateral received for securities on loan	—	—	—	—	—
Cash collateral pledged for futures contracts	348	—	—	—	1,904
Cash collateral pledged for swap contracts	602	—	—	—	—
Cash denominated in currencies other than U.S. dollars	1	—	—	—	—
Unrealized appreciation on open forward currency contracts	—	—	—	—	—
Unrealized appreciation on unfunded commitments*	1	—	—	—	—
Receivables for:
Sales of investments	25	1,090	—	6,111	899
Sales of fund’s shares	514	136	159	5,742	15
Dividends and interest	13,905	461	—	9,801	105
Variation margin on futures contracts	5	13	—	251	115
Variation margin on centrally cleared swap contracts	—	2	—	279	—
Securities lending income	—	—	—	—	—
Other	2	—	— †	—	—
	935,456	116,769	341,442	1,886,733	529,210
Liabilities:
Collateral for securities on loan	—	—	—	—	—
Unrealized depreciation on open forward currency contracts	—	—	—	—	—
Bilateral swaps, at value	—	—	—	—	—
Options written, at value	—	—	—	—	—
Payables for:
Purchases of investments	1,750	5,793	—	63,473	1,494
Repurchases of fund’s shares	1,184	5	2,571	801	961
Investment advisory services	225	20	75	347	46
Insurance administrative fees	92	33	33	306	333
Services provided by related parties	172	22	73	317	109
Trustees’ deferred compensation	33	4	12	48	5
Variation margin on futures contracts	16	61	—	1,167	—
Variation margin on centrally cleared swap contracts	19	—	—	246	—
Non-U.S. taxes	—	—	—	—	—
Other	2	—	—	1	—
	3,493	5,938	2,764	66,706	2,948
Commitments and contingencies*
Net assets at December 31, 2024	$931,963	$110,831	$338,678	$1,820,027	$526,262
Net assets consist of:
Capital paid in on shares of beneficial interest	$1,240,757	$126,051	$336,114	$2,133,421	$446,337
Total distributable earnings (accumulated loss)	(308,794)	(15,220)	2,564	(313,394)	79,925
Net assets at December 31, 2024	$931,963	$110,831	$338,678	$1,820,027	$526,262
Investment securities on loan, at value	$—	$—	$—	$—	$—
Investment securities, at cost
Unaffiliated issuers	864,216	116,836	341,138	1,915,284	28,511
Affiliated issuers	45,638	—	—	—	345,830
Cash denominated in currencies other than U.S. dollars, at cost	1	—	—	—	—
Premiums received on options written	—	—	—	—	—

Refer to the end of the statements of assets and liabilities for footnotes.
Refer to the notes to financial statements.

American Funds Insurance Series	274

Financial statements (continued)
Statements of assets and liabilities at December 31, 2024  (continued)
(dollars in thousands)

	Managed Risk International Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$5,721	$16,541	$112,479	$102,887
Affiliated issuers	108,173	305,630	2,062,589	1,923,478
Cash	—	—	—	—
Cash collateral received for securities on loan	—	—	—	—
Cash collateral pledged for futures contracts	460	321	5,223	1,271
Cash collateral pledged for swap contracts	—	—	—	—
Cash denominated in currencies other than U.S. dollars	—	—	—	—
Unrealized appreciation on open forward currency contracts	—	—	—	—
Unrealized appreciation on unfunded commitments*	—	—	—	—
Receivables for:
Sales of investments	48	156	34,071	2,873
Sales of fund’s shares	296	2	12	20
Dividends and interest	22	65	436	413
Variation margin on futures contracts	30	—	—	—
Variation margin on centrally cleared swap contracts	—	—	—	—
Securities lending income	—	—	—	—
Other	—	—	—	—
	114,750	322,715	2,214,810	2,030,942
Liabilities:
Collateral for securities on loan	—	—	—	—
Unrealized depreciation on open forward currency contracts	—	—	—	—
Bilateral swaps, at value	—	—	—	—
Options written, at value	—	—	—	—
Payables for:
Purchases of investments	280	—	—	—
Repurchases of fund’s shares	52	166	35,877	3,044
Investment advisory services	10	28	191	176
Insurance administrative fees	74	205	1,399	1,308
Services provided by related parties	24	67	58	433
Trustees’ deferred compensation	2	4	25	37
Variation margin on futures contracts	—	39	394	94
Variation margin on centrally cleared swap contracts	—	—	—	—
Non-U.S. taxes	—	—	—	—
Other	—	—	—	—
	442	509	37,944	5,092
Commitments and contingencies*
Net assets at December 31, 2024	$114,308	$322,206	$2,176,866	$2,025,850
Net assets consist of:
Capital paid in on shares of beneficial interest	$142,067	$301,251	$1,716,705	$1,737,779
Total distributable earnings (accumulated loss)	(27,759)	20,955	460,161	288,071
Net assets at December 31, 2024	$114,308	$322,206	$2,176,866	$2,025,850
Investment securities on loan, at value	$—	$—	$—	$—
Investment securities, at cost
Unaffiliated issuers	5,806	17,181	119,171	103,382
Affiliated issuers	96,390	241,877	1,640,426	1,760,245
Cash denominated in currencies other than U.S. dollars, at cost	—	—	—	—
Premiums received on options written	—	—	—	—

Refer to the end of the statements of assets and liabilities for footnotes.
Refer to the notes to financial statements.

275	American Funds Insurance Series

Financial statements (continued)
Statements of assets and liabilities at December 31, 2024  (continued)
(dollars and shares in thousands, except per-share amounts)

		Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$3,588,807	$941,914	$21,468,940	$3,079,666	$1,799,389
	Shares outstanding	97,221	51,901	168,425	172,600	67,464
	Net asset value per share	$36.91	$18.15	$127.47	$17.84	$26.67
Class 1A:	Net assets	$20,431	$5,481	$377,545	$12,866	$12,125
	Shares outstanding	557	307	2,994	725	457
	Net asset value per share	$36.70	$17.88	$126.11	$17.75	$26.53
Class 2:	Net assets	$3,511,886	$1,733,280	$20,385,717	$3,238,256	$791,161
	Shares outstanding	96,564	101,667	162,065	182,411	30,045
	Net asset value per share	$36.37	$17.05	$125.79	$17.75	$26.33
Class 3:	Net assets			$276,099	$14,573
	Shares outstanding	Not applicable	Not applicable	2,142	814	Not applicable
	Net asset value per share			$128.88	$17.90
Class 4:	Net assets	$937,199	$309,784	$5,194,642	$441,157	$808,924
	Shares outstanding	26,085	18,213	42,448	25,266	30,999
	Net asset value per share	$35.93	$17.01	$122.38	$17.46	$26.09

		Washington Mutual Investors Fund	U.S. Small and Mid Cap Equity Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$6,269,184	$10	$596,892	$24,476,094	$16,941
	Shares outstanding	371,779	1	38,424	351,712	1,662
	Net asset value per share	$16.86	$9.71	$15.53	$69.59	$10.19
Class 1A:	Net assets	$28,894	$10	$8,623	$44,137	$6,103
	Shares outstanding	1,721	1	559	639	616
	Net asset value per share	$16.79	$9.71	$15.44	$69.10	$9.91
Class 2:	Net assets	$3,002,049	$10	$1,015,135	$13,882,309	$149,419
	Shares outstanding	181,591	1	65,544	203,003	15,085
	Net asset value per share	$16.53	$9.71	$15.49	$68.38	$9.91
Class 3:	Net assets				$155,010
	Shares outstanding	Not applicable	Not applicable	Not applicable	2,222	Not applicable
	Net asset value per share				$69.76
Class 4:	Net assets	$1,765,887	$14,549	$267,669	$2,697,444	$150,190
	Shares outstanding	108,085	1,498	17,754	40,177	15,424
	Net asset value per share	$16.34	$9.71	$15.08	$67.14	$9.74

Refer to the end of the statements of assets and liabilities for footnotes.
Refer to the notes to financial statements.

American Funds Insurance Series	276

Financial statements (continued)
Statements of assets and liabilities at December 31, 2024  (continued)
(dollars and shares in thousands, except per-share amounts)

		Capital Income Builder	Asset Allocation Fund	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$709,300	$16,023,148	$95,306	$6,991,704	$588,132
	Shares outstanding	57,229	615,346	7,357	754,451	61,066
	Net asset value per share	$12.39	$26.04	$12.96	$9.27	$9.63
Class 1A:	Net assets	$12,406	$41,675	$3,681	$220,977	$39,254
	Shares outstanding	1,002	1,610	286	24,015	4,115
	Net asset value per share	$12.38	$25.88	$12.87	$9.20	$9.54
Class 2:	Net assets	$18,297	$4,340,288	$148,743	$2,765,866	$760,784
	Shares outstanding	1,478	169,244	11,542	303,196	79,885
	Net asset value per share	$12.38	$25.65	$12.89	$9.12	$9.52
Class 3:	Net assets		$32,077
	Shares outstanding	Not applicable	1,230	Not applicable	Not applicable	Not applicable
	Net asset value per share		$26.08
Class 4:	Net assets	$628,665	$6,648,492	$144,552	$1,188,351	$60,067
	Shares outstanding	50,847	261,601	11,415	131,033	6,410
	Net asset value per share	$12.36	$25.41	$12.66	$9.07	$9.37

		American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund	Managed Risk Growth Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$228,760	$16,851	$38,706	$268,166
	Shares outstanding	24,893	1,855	3,421	27,969	Not applicable
	Net asset value per share	$9.19	$9.08	$11.31	$9.59
Class 1A:	Net assets	$3,155	$2,669	$125	$285,476
	Shares outstanding	345	298	11	29,944	Not applicable
	Net asset value per share	$9.15	$8.96	$11.31	$9.53
Class 2:	Net assets	$535,608	$41,781	$244,732	$1,051,059
	Shares outstanding	59,793	4,650	22,397	111,121	Not applicable
	Net asset value per share	$8.96	$8.98	$10.93	$9.46
Class 3:	Net assets	$8,045		$3,988	$5,025
	Shares outstanding	870	Not applicable	360	522	Not applicable
	Net asset value per share	$9.25		$11.08	$9.62
Class 4:	Net assets	$156,395	$49,530	$51,127	$210,301
	Shares outstanding	15,533	5,588	4,649	22,266	Not applicable
	Net asset value per share	$10.07	$8.86	$11.00	$9.44
Class P1:	Net assets					$13,649
	Shares outstanding	Not applicable	Not applicable	Not applicable	Not applicable	1,023
	Net asset value per share					$13.35
Class P2:	Net assets					$512,613
	Shares outstanding	Not applicable	Not applicable	Not applicable	Not applicable	38,876
	Net asset value per share					$13.19

Refer to the end of the statements of assets and liabilities for footnotes.
Refer to the notes to financial statements.

277	American Funds Insurance Series

Financial statements (continued)
Statements of assets and liabilities at December 31, 2024  (continued)
(dollars and shares in thousands, except per-share amounts)

		Managed Risk International Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class P1:	Net assets	$1,848	$2,731	$1,902,833	$11,660
	Shares outstanding	225	232	132,612	884
	Net asset value per share	$8.23	$11.76	$14.35	$13.20
Class P2:	Net assets	$112,460	$319,475	$274,033	$2,014,190
	Shares outstanding	13,750	27,333	19,229	157,663
	Net asset value per share	$8.18	$11.69	$14.25	$12.78
*
Refer to Note 5 for further information on unfunded commitments.
†
Amount less than one thousand.

Refer to the notes to financial statements.

American Funds Insurance Series	278

Financial statements (continued)
Statements of operations for the year ended December 31, 2024
(dollars in thousands)

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$111,768	$34,738	$286,967	$114,946	$56,500
Affiliated issuers	17,545	5,626	55,620	13,875	8,105
	129,313	40,364	342,587	128,821	64,605
Interest from unaffiliated issuers	952	355	994	47	11,095
Securities lending income (net of fees)	72	402	226	81	175
	130,337	41,121	343,807	128,949	75,875
Fees and expenses[1]:
Investment advisory services	38,556	20,032	134,091	34,662	20,199
Distribution services	11,256	5,281	59,546	9,730	4,101
Insurance administrative services	2,183	769	11,664	1,141	2,066
Transfer agent services	2	— [2]	10	2	1
Administrative services	2,435	929	13,140	2,175	1,050
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	85	33	481	88	40
Registration statement and prospectus	37	16	187	34	17
Trustees’ compensation	47	18	248	42	20
Auditing and legal	87	154	133	126	174
Custodian	640	443	520	927	790
Other	4	44	22	6	44
Total fees and expenses before waivers/reimbursement	55,332	27,719	220,042	48,933	28,502
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	8,929	1,037	—	—	2,450
Miscellaneous fee reimbursement	—	—	—	—	—
Total waivers/reimbursement of fees and expenses	8,929	1,037	—	—	2,450
Total fees and expenses after waivers/reimbursement	46,403	26,682	220,042	48,933	26,052
Net investment income	83,934	14,439	123,765	80,016	49,823
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)[1] on:
Investments in:
Unaffiliated issuers	1,057,389	67,019	3,989,503	335,488	150,100
Affiliated issuers	(6)	28	(5)	9	37
Options purchased (futures style)	—	—	—	—	—
Options written	—	—	—	—	—
Futures contracts	—	—	—	—	(275)
Forward currency contracts	—	—	—	—	(195)
Swap contracts	—	—	—	—	(225)
Currency transactions	1,188	166	155	3	(1,179)
Capital gain distributions received from affiliated issuers	—	—	—	—	—
	1,058,571	67,213	3,989,653	335,500	148,263
Net unrealized appreciation (depreciation)[1] on:
Investments in:
Unaffiliated issuers	(106,742)	(13,491)	7,880,175	(158,308)	26,589
Affiliated issuers	65	7,527	187	44	8
Options written	—	—	—	—	—
Futures contracts	—	—	—	—	32
Forward currency contracts	—	—	—	—	193
Swap contracts	—	—	—	—	(199)
Currency translations	(284)	(73)	(162)	(643)	(269)
	(106,961)	(6,037)	7,880,200	(158,907)	26,354
Net realized gain (loss) and unrealized appreciation (deprecia- tion)	951,610	61,176	11,869,853	176,593	174,617
Net increase (decrease) in net assets resulting from operations	$1,035,544	$75,615	$11,993,618	$256,609	$224,440

Refer to the end of the statements of operations for footnotes.
Refer to the notes to financial statements.

279	American Funds Insurance Series

Financial statements (continued)
Statements of operations for the year ended December 31, 2024  (continued)
(dollars in thousands)

	Washington Mutual Investors Fund	U.S. Small and Mid Cap Equity Fund[3]	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund
Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$203,814	$22	$37,672	$558,526	$9,880
Affiliated issuers	18,230	2	3,610	65,563	778
	222,044	24	41,282	624,089	10,658
Interest from unaffiliated issuers	13	—	208	412	32
Securities lending income (net of fees)	165	—	26	200	14
	222,222	24	41,516	624,701	10,704
Fees and expenses[1]:
Investment advisory services	40,700	9	9,080	100,186	1,617
Distribution services	11,438	— [2]	3,265	40,421	778
Insurance administrative services	3,980	— [2]	658	6,119	392
Transfer agent services	3	—	1	9	— [2]
Administrative services	3,265	1	574	12,019	100
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	95	—	18	412	6
Registration statement and prospectus	45	2	9	174	3
Trustees’ compensation	63	— [2]	11	230	2
Auditing and legal	84	—	106	128	102
Custodian	241	—	140	559	56
Other	7	—	3	19	— [2]
Total fees and expenses before waivers/reimbursement	59,921	12	13,865	160,276	3,056
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	16,240	—	1,974	—	—
Miscellaneous fee reimbursement	—	1	—	—	—
Total waivers/reimbursement of fees and expenses	16,240	1	1,974	—	—
Total fees and expenses after waivers/reimbursement	43,681	11	11,891	160,276	3,056
Net investment income	178,541	13	29,625	464,425	7,648
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)[1] on:
Investments in:
Unaffiliated issuers	784,852	4	142,634	6,993,652	(1,547)
Affiliated issuers	(3)	—	(1)	4,691	1
Options purchased (futures style)	—	—	—	—	—
Options written	—	—	—	—	—
Futures contracts	—	—	—	—	—
Forward currency contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Currency transactions	(23)	—	(34)	1,281	(46)
Capital gain distributions received from affiliated issuers	—	—	—	—	—
	784,826	4	142,599	6,999,624	(1,592)
Net unrealized appreciation (depreciation)[1] on:
Investments in:
Unaffiliated issuers	937,578	(438)	78,971	1,072,908	5,197
Affiliated issuers	63	—	12	133,923	3
Options written	—	—	—	—	—
Futures contracts	—	—	—	—	—
Forward currency contracts	—	—	—	—	10
Swap contracts	—	—	—	—	—
Currency translations	(24)	—	(96)	(548)	(48)
	937,617	(438)	78,887	1,206,283	5,162
Net realized gain (loss) and unrealized appreciation (deprecia- tion)	1,722,443	(434)	221,486	8,205,907	3,570
Net increase (decrease) in net assets resulting from operations	$1,900,984	$(421)	$251,111	$8,670,332	$11,218

Refer to the end of the statements of operations for footnotes.
Refer to the notes to financial statements.

American Funds Insurance Series	280

Financial statements (continued)
Statements of operations for the year ended December 31, 2024  (continued)
(dollars in thousands)

	Capital Income Builder	Asset Allocation Fund	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund
Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$35,552	$261,143	$5,955	$1	$2
Affiliated issuers	5,545	167,815	1,770	82,065	9,491
	41,097	428,958	7,725	82,066	9,493
Interest from unaffiliated issuers	8,107	284,220	4,718	459,441	61,379
Securities lending income (net of fees)	31	291	5	—	—
	49,235	713,469	12,448	541,507	70,872
Fees and expenses[1]:
Investment advisory services	4,747	70,955	1,768	39,385	6,524
Distribution services	1,552	26,861	738	9,728	2,129
Insurance administrative services	1,540	15,998	352	3,246	208
Transfer agent services	— [2]	6	— [2]	2	— [2]
Administrative services	399	8,042	119	3,357	454
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	13	252	6	118	16
Registration statement and prospectus	14	106	4	51	8
Trustees’ compensation	7	155	2	65	9
Auditing and legal	108	117	95	65	58
Custodian	80	203	86	110	240
Other	1	13	— [2]	6	1
Total fees and expenses before waivers/reimbursement	8,461	122,708	3,170	56,133	9,647
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	1,770	—	40	16,090	—
Miscellaneous fee reimbursement	—	—	—	—	—
Total waivers/reimbursement of fees and expenses	1,770	—	40	16,090	—
Total fees and expenses after waivers/reimbursement	6,691	122,708	3,130	40,043	9,647
Net investment income	42,544	590,761	9,318	501,464	61,225
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)[1] on:
Investments in:
Unaffiliated issuers	25,496	1,965,383	16,713	(70,149)	(23,980)
Affiliated issuers	(938)	(27,937)	47	248	700
Options purchased (futures style)	—	—	11	—	158
Options written	—	—	31	—	975
Futures contracts	(1,041)	(18,108)	707	(66,722)	6,892
Forward currency contracts	—	—	(350)	6,627	(3,919)
Swap contracts	515	5,919	(310)	(4,450)	(3,082)
Currency transactions	(8)	121	(49)	(54)	(693)
Capital gain distributions received from affiliated issuers	—	—	—	—	—
	24,024	1,925,378	16,800	(134,500)	(22,949)
Net unrealized appreciation (depreciation)[1] on:
Investments in:
Unaffiliated issuers	64,574	1,593,193	646	(116,105)	(59,611)
Affiliated issuers	228	(4,707)	(294)	260	(2,411)
Options written	—	—	—	—	(60)
Futures contracts	(3,434)	(10,100)	(585)	(88,520)	(7,830)
Forward currency contracts	—	—	(500)	2,723	(3,890)
Swap contracts	37	(1,212)	(266)	(5,452)	(5,743)
Currency translations	(80)	(398)	(66)	(94)	(527)
	61,325	1,576,776	(1,065)	(207,188)	(80,072)
Net realized gain (loss) and unrealized appreciation (deprecia- tion)	85,349	3,502,154	15,735	(341,688)	(103,021)
Net increase (decrease) in net assets resulting from operations	$127,893	$4,092,915	$25,053	$159,776	$(41,796)

Refer to the end of the statements of operations for footnotes.
Refer to the notes to financial statements.

281	American Funds Insurance Series

Financial statements (continued)
Statements of operations for the year ended December 31, 2024  (continued)
(dollars in thousands)

	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund	Managed Risk Growth Fund
Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$404	$—	$—	$—	$1,244
Affiliated issuers	1,402	—	—	—	4,717
	1,806	—	—	—	5,961
Interest from unaffiliated issuers	63,768	5,944	18,898	80,532	—
Securities lending income (net of fees)	—	—	—	—	—
	65,574	5,944	18,898	80,532	5,961
Fees and expenses[1]:
Investment advisory services	3,640	328	920	4,961	780
Distribution services	1,669	230	791	3,144	1,266
Insurance administrative services	324	128	130	880	1,299
Transfer agent services	— [2]	— [2]	— [2]	— [2]	— [2]
Administrative services	270	33	107	504	—
Accounting and administrative services	—	—	—	—	65
Reports to shareholders	11	4	6	18	—
Registration statement and prospectus	7	3	4	10	9
Trustees’ compensation	5	— [2]	2	10	3
Auditing and legal	57	50	48	53	19
Custodian	17	13	1	28	6
Other	41	— [2]	— [2]	1	10
Total fees and expenses before waivers/reimbursement	6,041	789	2,009	9,609	3,457
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	1,139	82	—	1,126	260
Miscellaneous fee reimbursement	—	—	—	—	—
Total waivers/reimbursement of fees and expenses	1,139	82	—	1,126	260
Total fees and expenses after waivers/reimbursement	4,902	707	2,009	8,483	3,197
Net investment income	60,672	5,237	16,889	72,049	2,764
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)[1] on:
Investments in:
Unaffiliated issuers	3,610	(526)	— [2]	(3,568)	(3,833)
Affiliated issuers	3	—	—	—	40,752
Options purchased (futures style)	—	—	—	—	—
Options written	—	7	—	478	—
Futures contracts	(128)	(570)	—	(3,003)	(9,409)
Forward currency contracts	—	—	—	—	—
Swap contracts	(396)	35	—	4,799	—
Currency transactions	5	—	—	—	69
Capital gain distributions received from affiliated issuers	—	—	—	—	10,033
	3,094	(1,054)	— [2]	(1,294)	37,612
Net unrealized appreciation (depreciation)[1] on:
Investments in:
Unaffiliated issuers	19,111	(2,162)	130	(28,584)	650
Affiliated issuers	5	—	—	—	68,894
Options written	—	—	—	343	—
Futures contracts	(85)	(1,341)	—	(25,735)	(18)
Forward currency contracts	—	—	—	—	—
Swap contracts	24	131	—	(1,261)	—
Currency translations	(27)	—	—	—	—
	19,028	(3,372)	130	(55,237)	69,526
Net realized gain (loss) and unrealized appreciation (deprecia- tion)	22,122	(4,426)	130	(56,531)	107,138
Net increase (decrease) in net assets resulting from operations	$82,794	$811	$17,019	$15,518	$109,902

Refer to the end of the statements of operations for footnotes.
Refer to the notes to financial statements.

American Funds Insurance Series	282

Financial statements (continued)
Statements of operations for the year ended December 31, 2024  (continued)
(dollars in thousands)

	Managed Risk International Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$295	$802	$5,413	$5,183
Affiliated issuers	1,947	6,228	37,227	45,418
	2,242	7,030	42,640	50,601
Interest from unaffiliated issuers	—	—	—	—
Securities lending income (net of fees)	—	—	—	—
	2,242	7,030	42,640	50,601
Fees and expenses[1]:
Investment advisory services	184	492	3,352	3,134
Distribution services	302	814	701	5,198
Insurance administrative services	307	821	5,587	5,224
Transfer agent services	— [2]	— [2]	1	— [2]
Administrative services	—	—	—	—
Accounting and administrative services	57	61	100	97
Reports to shareholders	—	—	—	—
Registration statement and prospectus	5	7	26	29
Trustees’ compensation	1	2	13	12
Auditing and legal	18	19	21	22
Custodian	6	6	6	6
Other	— [2]	— [2]	— [2]	1
Total fees and expenses before waivers/reimbursement	880	2,222	9,807	13,723
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	61	164	1,117	1,045
Miscellaneous fee reimbursement	47	7	—	—
Total waivers/reimbursement of fees and expenses	108	171	1,117	1,045
Total fees and expenses after waivers/reimbursement	772	2,051	8,690	12,678
Net investment income	1,470	4,979	33,950	37,923
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)[1] on:
Investments in:
Unaffiliated issuers	(926)	(2,569)	(27,277)	(2,740)
Affiliated issuers	1,535	(614)	22,746	52,518
Options purchased (futures style)	—	—	—	—
Options written	—	—	—	—
Futures contracts	(3,158)	(3,311)	(1,527)	(10,626)
Forward currency contracts	—	—	—	—
Swap contracts	—	—	—	—
Currency transactions	10	27	212	76
Capital gain distributions received from affiliated issuers	—	2,242	79,172	84,687
	(2,539)	(4,225)	73,326	123,915
Net unrealized appreciation (depreciation)[1] on:
Investments in:
Unaffiliated issuers	105	388	4,781	316
Affiliated issuers	910	42,177	259,719	126,206
Options written	—	—	—	—
Futures contracts	140	(395)	(3,065)	(2,128)
Forward currency contracts	—	—	—	—
Swap contracts	—	—	—	—
Currency translations	—	—	—	—
	1,155	42,170	261,435	124,394
Net realized gain (loss) and unrealized appreciation (depreciation)	(1,384)	37,945	334,761	248,309
Net increase (decrease) in net assets resulting from operations	$86	$42,924	$368,711	$286,232
1
Additional information related to non-U.S. taxes and class-specific fees and expenses is included in the notes to financial statements.
2
Amount less than one thousand.
3
For the period November 15, 2024, commencement of operations, through December 31, 2024.

Refer to the notes to financial statements.

283	American Funds Insurance Series

Financial statements (continued)
Statements of changes in net assets
(dollars in thousands)

	Global Growth Fund		Global Small Capitalization Fund		Growth Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2024	2023	2024	2023	2024	2023
Operations:
Net investment income (loss)	$83,934	$69,987	$14,439	$13,170	$123,765	$172,421
Net realized gain (loss)	1,058,571	229,855	67,213	110,112	3,989,653	1,075,677
Net unrealized appreciation (depreciation)	(106,961)	1,183,746	(6,037)	339,201	7,880,200	10,184,557
Net increase (decrease) in net assets resulting from operations	1,035,544	1,483,588	75,615	462,483	11,993,618	11,432,655
Distributions paid to shareholders	(362,247)	(620,422)	(145,595)	(48,426)	(1,183,768)	(2,137,413)
Net capital share transactions	(305,156)	(108,638)	(124,117)	(172,404)	(2,405,717)	(892,780)
Total increase (decrease) in net assets	368,141	754,528	(194,097)	241,653	8,404,133	8,402,462
Net assets:
Beginning of year	7,690,182	6,935,654	3,184,556	2,942,903	39,298,810	30,896,348
End of year	$8,058,323	$7,690,182	$2,990,459	$3,184,556	$47,702,943	$39,298,810

	International Fund		New World Fund		Washington Mutual Investors Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2024	2023	2024	2023	2024	2023
Operations:
Net investment income (loss)	$80,016	$93,802	$49,823	$47,669	$178,541	$187,985
Net realized gain (loss)	335,500	(166,257)	148,263	20,610	784,826	89,709
Net unrealized appreciation (depreciation)	(158,907)	1,106,146	26,354	413,836	937,617	1,300,455
Net increase (decrease) in net assets resulting from operations	256,609	1,033,691	224,440	482,115	1,900,984	1,578,149
Distributions paid to shareholders	(91,320)	(97,498)	(66,666)	(49,443)	(270,276)	(280,747)
Net capital share transactions	(557,783)	(476,762)	(124,462)	(138,169)	(851,035)	(454,761)
Total increase (decrease) in net assets	(392,494)	459,431	33,312	294,503	779,673	842,641
Net assets:
Beginning of year	7,179,012	6,719,581	3,378,287	3,083,784	10,286,341	9,443,700
End of year	$6,786,518	$7,179,012	$3,411,599	$3,378,287	$11,066,014	$10,286,341

Refer to the end of the statements of changes in net assets for footnotes.
Refer to the notes to financial statements.

American Funds Insurance Series	284

Financial statements (continued)
Statements of changes in net assets (continued)
(dollars in thousands)

	U.S. Small and Mid Cap Equity Fund	Capital World Growth and Income Fund		Growth-Income Fund
	Period ended December 31,	Year ended December 31,		Year ended December 31,
	2024*	2024	2023	2024	2023
Operations:
Net investment income (loss)	$13	$29,625	$33,421	$464,425	$514,726
Net realized gain (loss)	4	142,599	5,322	6,999,624	1,802,151
Net unrealized appreciation (depreciation)	(438)	78,887	302,180	1,206,283	5,849,685
Net increase (decrease) in net assets resulting from operations	(421)	251,111	340,923	8,670,332	8,166,562
Distributions paid to shareholders	(13)	(32,476)	(33,998)	(2,264,497)	(2,341,589)
Net capital share transactions	15,013	(191,651)	(170,988)	(2,602,817)	(1,355,964)
Total increase (decrease) in net assets	14,579	26,984	135,937	3,803,018	4,469,009
Net assets:
Beginning of year	—	1,861,335	1,725,398	37,451,976	32,982,967
End of year	$14,579	$1,888,319	$1,861,335	$41,254,994	$37,451,976

	International Growth and Income Fund		Capital Income Builder		Asset Allocation Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2024	2023	2024	2023	2024	2023
Operations:
Net investment income (loss)	$7,648	$7,699	$42,544	$40,324	$590,761	$579,492
Net realized gain (loss)	(1,592)	(10)	24,024	242	1,925,378	1,163,038
Net unrealized appreciation (depreciation)	5,162	38,198	61,325	63,347	1,576,776	1,605,426
Net increase (decrease) in net assets resulting from operations	11,218	45,887	127,893	103,913	4,092,915	3,347,956
Distributions paid to shareholders	(8,098)	(7,633)	(45,676)	(34,911)	(1,743,267)	(1,526,238)
Net capital share transactions	(9,047)	(10,671)	35,182	43,201	(949,298)	(936,962)
Total increase (decrease) in net assets	(5,927)	27,583	117,399	112,203	1,400,350	884,756
Net assets:
Beginning of year	328,580	300,997	1,251,269	1,139,066	25,685,330	24,800,574
End of year	$322,653	$328,580	$1,368,668	$1,251,269	$27,085,680	$25,685,330

Refer to the end of the statements of changes in net assets for footnotes.
Refer to the notes to financial statements.

285	American Funds Insurance Series

Financial statements (continued)
Statements of changes in net assets (continued)
(dollars in thousands)

	American Funds Global Balanced Fund		The Bond Fund of America		Capital World Bond Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2024	2023	2024	2023	2024	2023
Operations:
Net investment income (loss)	$9,318	$9,009	$501,464	$426,022	$61,225	$46,485
Net realized gain (loss)	16,800	(7,714)	(134,500)	(554,664)	(22,949)	(105,717)
Net unrealized appreciation (depreciation)	(1,065)	47,126	(207,188)	653,577	(80,072)	149,374
Net increase (decrease) in net assets resulting from operations	25,053	48,421	159,776	524,935	(41,796)	90,142
Distributions paid to shareholders	(7,048)	(50,940)	(475,626)	(382,616)	(33,915)	—
Net capital share transactions	(14,487)	23,523	474,834	644,513	(16,393)	(31,695)
Total increase (decrease) in net assets	3,518	21,004	158,984	786,832	(92,104)	58,447
Net assets:
Beginning of year	388,764	367,760	11,007,914	10,221,082	1,540,341	1,481,894
End of year	$392,282	$388,764	$11,166,898	$11,007,914	$1,448,237	$1,540,341

	American High-Income Trust		American Funds Mortgage Fund		Ultra-Short Bond Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2024	2023	2024	2023	2024	2023
Operations:
Net investment income (loss)	$60,672	$57,760	$5,237	$4,435	$16,889	$18,122
Net realized gain (loss)	3,094	(33,292)	(1,054)	(3,678)	— †	— †
Net unrealized appreciation (depreciation)	19,028	73,317	(3,372)	3,010	130	(50)
Net increase (decrease) in net assets resulting from operations	82,794	97,785	811	3,767	17,019	18,072
Distributions paid to shareholders	(59,402)	(58,266)	(5,001)	(3,960)	(17,633)	(17,531)
Net capital share transactions	34,726	2,772	7,230	18,941	(33,462)	(60,048)
Total increase (decrease) in net assets	58,118	42,291	3,040	18,748	(34,076)	(59,507)
Net assets:
Beginning of year	873,845	831,554	107,791	89,043	372,754	432,261
End of year	$931,963	$873,845	$110,831	$107,791	$338,678	$372,754

Refer to the end of the statements of changes in net assets for footnotes.
Refer to the notes to financial statements.

American Funds Insurance Series	286

Financial statements (continued)
Statements of changes in net assets (continued)
(dollars in thousands)

	U.S. Government Securities Fund		Managed Risk Growth Fund		Managed Risk International Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2024	2023	2024	2023	2024	2023
Operations:
Net investment income (loss)	$72,049	$57,199	$2,764	$2,083	$1,470	$1,506
Net realized gain (loss)	(1,294)	(96,180)	37,612	(30,059)	(2,539)	(17,554)
Net unrealized appreciation (depreciation)	(55,237)	81,462	69,526	129,616	1,155	23,557
Net increase (decrease) in net assets resulting from operations	15,518	42,481	109,902	101,640	86	7,509
Distributions paid to shareholders	(73,267)	(55,687)	(2,419)	(111,683)	(1,561)	(10,852)
Net capital share transactions	353,747	36,513	(88,856)	63,436	(8,399)	1,591
Total increase (decrease) in net assets	295,998	23,307	18,627	53,393	(9,874)	(1,752)
Net assets:
Beginning of year	1,524,029	1,500,722	507,635	454,242	124,182	125,934
End of year	$1,820,027	$1,524,029	$526,262	$507,635	$114,308	$124,182

	Managed Risk Washington Mutual Investors Fund		Managed Risk Growth-Income Fund		Managed Risk Asset Allocation Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2024	2023	2024	2023	2024	2023
Operations:
Net investment income (loss)	$4,979	$5,418	$33,950	$34,077	$37,923	$39,329
Net realized gain (loss)	(4,225)	(22,528)	73,326	24,747	123,915	47,040
Net unrealized appreciation (depreciation)	42,170	46,582	261,435	260,383	124,394	116,167
Net increase (decrease) in net assets resulting from operations	42,924	29,472	368,711	319,207	286,232	202,536
Distributions paid to shareholders	(5,475)	(47,987)	(65,908)	(297,374)	(69,126)	(287,115)
Net capital share transactions	(39,434)	19,234	(313,193)	63,979	(294,452)	(1,697)
Total increase (decrease) in net assets	(1,985)	719	(10,390)	85,812	(77,346)	(86,276)
Net assets:
Beginning of year	324,191	323,472	2,187,256	2,101,444	2,103,196	2,189,472
End of year	$322,206	$324,191	$2,176,866	$2,187,256	$2,025,850	$2,103,196
*
For the period November 15, 2024, commencement of operations, through December 31, 2024.
†
Amount less than one thousand.
Refer to the notes to financial statements.

287	American Funds Insurance Series

Notes to financial statements
1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company with 42 different funds ("the funds"), including 24 funds in the series covered in this report. The other 18 funds in the series are covered in separate reports. Thirteen funds in the series are covered in the American Funds Insurance Series - Target Date Series report and five funds in the series are covered in the American Funds Insurance Series - Portfolio Series report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman FRM”) is the subadviser for the risk management strategy for eight of the funds (the “managed risk funds”), five of which are covered in this report.
The managed risk funds covered in this report are Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Washington Mutual Investors Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund. The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman FRM to implement the risk management strategy, which consists of using hedging instruments — primarily exchange-traded options and futures contracts — to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.
Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The series reserved the right to delay implementing the reorganization and has elected to do so.
The investment objective(s) for each fund covered in this report are as follows:
Global Growth Fund — To provide long-term growth of capital.
Global Small Capitalization Fund — To provide long-term growth of capital.
Growth Fund — To provide growth of capital.
International Fund — To provide long-term growth of capital.
New World Fund — To provide long-term capital appreciation.
Washington Mutual Investors Fund — To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.
U.S. Small and Mid Cap Equity Fund — To provide capital appreciation.
Capital World Growth and Income Fund — To provide long-term growth of capital while providing current income.
Growth-Income Fund — To achieve long-term growth of capital and income.
International Growth and Income Fund — To provide long-term growth of capital while providing current income.
Capital Income Builder — The two primary objectives are (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The secondary objective is to provide growth of capital.
Asset Allocation Fund — To provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
American Funds Global Balanced Fund — Seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.
The Bond Fund of America — To provide as high a level of current income as is consistent with the preservation of capital.
Capital World Bond Fund — To provide, over the long term, a high level of total return consistent with prudent investment management.

American Funds Insurance Series	288

American High-Income Trust — The primary objective is to provide a high level of current income. The secondary objective is capital appreciation.
American Funds Mortgage Fund — To provide current income and preservation of capital.
Ultra-Short Bond Fund — To provide current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.
U.S. Government Securities Fund— To provide a high level of current income consistent with prudent investment risk and preservation of capital.
Managed Risk Growth Fund — To provide growth of capital while seeking to manage volatility and provide downside protection.
Managed Risk International Fund — To provide long-term growth of capital while seeking to manage volatility and provide downside protection.
Managed Risk Washington Mutual Investors Fund — To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.
Managed Risk Growth-Income Fund — To achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection.
Managed Risk Asset Allocation Fund — To provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.
Each fund in the series, except the managed risk funds, offers either four or five share classes (Classes 1, 1A, 2, 3 or 4); the managed risk funds offer two share classes (Classes P1 and P2). Holders of all share classes of each fund have equal pro rata rights to assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.
2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — In the reporting period, the funds adopted FASB Accounting Standards Update 2023-07, Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect each fund’s financial position or the results of its operations. Each fund represents a single operating segment as the operating results of each fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the funds’ Principal Executive Officer and Principal Financial Officer, serves as the funds’ chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess each fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

289	American Funds Insurance Series

Security transactions and related investment income — Security transactions are recorded by each fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, each fund will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Fees and expenses — The fees and expenses of the underlying funds held by the managed risk funds are not included in the fees and expenses reported for each of the managed risk funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the unaudited net effective expense ratios that are provided as additional information in the financial highlights tables.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
3. Valuation

CRMC, the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

American Funds Insurance Series	290

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data
(collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds“), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. The State Street Institutional U.S. Government Money Market Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.
Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps and over-the-counter (OTC) options are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, exchange rates, implied option volatilites, and terms of the contract.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by the series’ investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

291	American Funds Insurance Series

Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities.
The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of December 31, 2024 (dollars in thousands):
Global Growth Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$1,487,343	$711,927	$—	$2,199,270
Consumer discretionary	642,075	552,235	—	1,194,310
Industrials	559,798	580,927	—	1,140,725
Financials	565,499	498,736	—	1,064,235
Health care	686,482	269,662	—	956,144
Communication services	334,945	127,776	—	462,721
Consumer staples	137,132	115,153	—	252,285
Energy	169,344	47,477	—	216,821
Materials	133,295	33,070	—	166,365
Utilities	11,389	33,303	—	44,692
Real estate	—	38,629	—	38,629
Preferred securities	—	19,900	—	19,900
Short-term securities	283,581	—	—	283,581
Total	$5,010,883	$3,028,795	$—	$8,039,678

American Funds Insurance Series	292

Global Small Capitalization Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Industrials	$309,220	$400,378	$—	$709,598
Consumer discretionary	329,123	159,125	—	488,248
Health care	304,095	144,210	—	448,305
Information technology	314,655	95,734	550	410,939
Financials	181,881	190,578	—	372,459
Materials	66,454	55,260	—	121,714
Communication services	48,513	63,880	—	112,393
Real estate	21,552	52,722	—	74,274
Utilities	25,374	27,126	—	52,500
Energy	42,777	7,571	—	50,348
Consumer staples	17,442	29,808	—	47,250
Preferred securities	7,625	—	14,859	22,484
Rights & warrants	—	2	—	2
Convertible bonds & notes	—	6,121	—	6,121
Short-term securities	36,633	77,846	—	114,479
Total	$1,705,344	$1,310,361	$15,409	$3,031,114
Growth Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$10,755,773	$622,388	$4,638	$11,382,799
Communication services	9,466,629	—	—	9,466,629
Consumer discretionary	7,293,512	331,235	—	7,624,747
Health care	5,397,837	167,039	31,351	5,596,227
Industrials	4,946,271	121,213	720	5,068,204
Financials	3,860,105	46,808	—	3,906,913
Energy	1,312,125	—	—	1,312,125
Consumer staples	1,041,167	—	2,534	1,043,701
Materials	683,638	23,193	—	706,831
Utilities	288,635	—	—	288,635
Real estate	234,933	—	—	234,933
Preferred securities	—	—	120,267	120,267
Rights & warrants	—	—	13,740	13,740
Convertible stocks	5,237	—	685	5,922
Short-term securities	1,064,672	—	—	1,064,672
Total	$46,350,534	$1,311,876	$173,935	$47,836,345

293	American Funds Insurance Series

International Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Industrials	$21,455	$1,378,439	$—	$1,399,894
Information technology	205,535	778,031	6,168	989,734
Consumer discretionary	270,372	479,401	—	749,773
Financials	167,127	581,157	—	748,284
Health care	—	730,437	—	730,437
Materials	344,403	367,198	—	711,601
Communication services	71,870	387,745	—	459,615
Energy	117,865	157,096	—	274,961
Consumer staples	—	216,384	—	216,384
Utilities	—	68,103	—	68,103
Real estate	—	18,382	—	18,382
Preferred securities	—	23,220	564	23,784
Rights & warrants	—	—	— *	— *
Short-term securities	397,722	—	—	397,722
Total	$1,596,349	$5,185,593	$6,732	$6,788,674
*
Amount less than one thousand.
New World Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$249,921	$359,731	$493	$610,145
Financials	134,094	446,535	— *	580,629
Consumer discretionary	156,167	247,936	—	404,103
Industrials	70,760	294,884	—	365,644
Communication services	143,864	196,200	—	340,064
Health care	111,990	182,387	—	294,377
Consumer staples	36,636	190,869	—	227,505
Materials	107,637	74,894	— *	182,531
Energy	28,238	59,543	— *	87,781
Real estate	6,488	47,520	—	54,008
Utilities	958	45,467	—	46,425
Preferred securities	5,737	8,374	6,190	20,301
Convertible stocks	232	—	—	232
Bonds, notes & other debt instruments	—	120,713	—	120,713
Short-term securities	107,073	1,668	—	108,741
Total	$1,159,795	$2,276,721	$6,683	$3,443,199

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$56	$—	$—	$56
Unrealized appreciation on open forward currency contracts	—	220	—	220
Liabilities:
Unrealized depreciation on futures contracts	(45)	—	—	(45)
Unrealized depreciation on open forward currency contracts	—	(140)	—	(140)
Unrealized depreciation on bilateral interest rate swaps	—	(99)	—	(99)
Unrealized depreciation on centrally cleared interest rate swaps	—	(5)	—	(5)
Total	$11	$(24)	$—	$(13)
*
Amount less than one thousand.
†
Futures contracts, forward currency contracts and interest rate swaps are not included in the fund’s investment portfolio.

American Funds Insurance Series	294

Washington Mutual Investors Fund
As of December 31, 2024, all of the fund’s investment securities were classified as Level 1.
U.S. Small and Mid Cap Equity Fund
As of December 31, 2024, all of the fund’s investment securities were classified as Level 1.
Capital World Growth and Income Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$312,786	$118,839	$—	$431,625
Industrials	122,680	146,499	—	269,179
Financials	137,551	120,882	— *	258,433
Health care	154,547	49,995	—	204,542
Consumer discretionary	135,493	54,005	—	189,498
Communication services	93,958	46,377	—	140,335
Consumer staples	59,618	43,081	—	102,699
Materials	55,842	41,017	—	96,859
Energy	70,156	15,492	—	85,648
Utilities	18,502	17,048	—	35,550
Real estate	13,149	4,461	—	17,610
Preferred securities	567	1,184	—	1,751
Convertible stocks	2,251	—	—	2,251
Bonds, notes & other debt instruments	—	1,936	—	1,936
Short-term securities	56,217	—	—	56,217
Total	$1,233,317	$660,816	$— *	$1,894,133
*
Amount less than one thousand.
Growth-Income Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$9,621,269	$154,231	$—	$9,775,500
Industrials	5,442,835	306,326	—	5,749,161
Health care	5,225,915	196,551	—	5,422,466
Financials	4,522,594	96,952	—	4,619,546
Consumer discretionary	3,958,994	313,488	—	4,272,482
Communication services	4,126,110	82,669	—	4,208,779
Energy	1,398,919	—	—	1,398,919
Consumer staples	820,500	574,202	—	1,394,702
Materials	1,294,024	—	—	1,294,024
Real estate	911,665	—	—	911,665
Utilities	804,179	—	—	804,179
Bonds, notes & other debt instruments	—	989	—	989
Short-term securities	1,519,395	—	—	1,519,395
Total	$39,646,399	$1,725,408	$—	$41,371,807

295	American Funds Insurance Series

International Growth and Income Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$5,340	$59,328	$— *	$64,668
Industrials	8,081	38,831	—	46,912
Information technology	5,357	39,644	—	45,001
Consumer discretionary	4,700	29,100	—	33,800
Consumer staples	5,397	26,361	—	31,758
Communication services	2,502	21,858	—	24,360
Health care	759	20,591	—	21,350
Energy	5,184	9,869	— *	15,053
Materials	6,175	7,879	— *	14,054
Utilities	1,123	5,973	—	7,096
Real estate	661	4,973	—	5,634
Preferred securities	—	252	—	252
Short-term securities	12,043	—	—	12,043
Total	$57,322	$264,659	$— *	$321,981

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$10	$—	$10
*
Amount less than one thousand.
†
Forward currency contracts are not included in the fund’s investment portfolio.
Capital Income Builder
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$115,203	$85,277	$— *	$200,480
Information technology	120,216	36,995	—	157,211
Health care	95,881	35,715	—	131,596
Industrials	69,290	59,945	—	129,235
Consumer staples	68,387	41,241	—	109,628
Utilities	48,759	33,640	—	82,399
Energy	54,808	14,008	—	68,816
Consumer discretionary	41,289	24,573	—	65,862
Real estate	47,308	6,662	—	53,970
Communication services	17,344	17,765	—	35,109
Materials	21,105	11,911	—	33,016
Convertible stocks	2,136	—	—	2,136
Bonds, notes & other debt instruments:
Mortgage-backed obligations	—	98,486	94	98,580
U.S. Treasury bonds & notes	—	58,335	—	58,335
Corporate bonds, notes & loans	—	31,718	298	32,016
Asset-backed obligations	—	16,512	—	16,512
Bonds & notes of governments & government agencies outside the U.S.	—	529	—	529
Municipals	—	346	—	346
Investment funds	30,920	—	—	30,920
Short-term securities	70,654	—	—	70,654
Total	$803,300	$573,658	$392	$1,377,350
Refer to the end of the tables for footnotes.

American Funds Insurance Series	296

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$115	$—	$—	$115
Unrealized appreciation on centrally cleared interest rate swaps	—	471	—	471
Liabilities:
Unrealized depreciation on futures contracts	(1,093)	—	—	(1,093)
Total	$(978)	$471	$—	$(507)
*
Amount less than one thousand.
†
Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.
Asset Allocation Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$4,405,207	$25,241	$—	$4,430,448
Financials	3,273,178	—	— *	3,273,178
Health care	2,152,769	71,894	16,254	2,240,917
Consumer discretionary	1,972,587	80,440	— *	2,053,027
Industrials	1,581,544	109,595	—	1,691,139
Communication services	1,471,872	—	—	1,471,872
Materials	1,211,354	—	1,629	1,212,983
Consumer staples	918,897	50,598	—	969,495
Energy	581,604	—	1,941	583,545
Real estate	285,307	—	—	285,307
Utilities	48,459	—	—	48,459
Preferred securities	—	—	792	792
Rights & warrants	45	—	— *	45
Convertible stocks	10,260	—	49	10,309
Convertible bonds & notes	—	1,690	—	1,690
Bonds, notes & other debt instruments:
Mortgage-backed obligations	—	2,757,207	—	2,757,207
U.S. Treasury bonds & notes	—	1,729,993	—	1,729,993
Corporate bonds, notes & loans	—	1,670,752	8,727	1,679,479
Asset-backed obligations	—	658,563	5,930	664,493
Bonds & notes of governments & government agencies outside the U.S.	—	37,548	—	37,548
Municipals	—	23,607	—	23,607
Investment funds	1,368,034	—	—	1,368,034
Short-term securities	855,747	—	—	855,747
Total	$20,136,864	$7,217,128	$35,322	$27,389,314

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$5,065	$—	$—	$5,065
Unrealized appreciation on centrally cleared credit default swaps	—	147	—	147
Liabilities:
Unrealized depreciation on futures contracts	(7,989)	—	—	(7,989)
Unrealized depreciation on centrally cleared interest rate swaps	—	(119)	—	(119)
Unrealized depreciation on centrally cleared credit default swaps	—	(4)	—	(4)
Total	$(2,924)	$24	$—	$(2,900)
*
Amount less than one thousand.
†
Futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

297	American Funds Insurance Series

American Funds Global Balanced Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$38,420	$8,015	$—	$46,435
Health care	24,842	9,211	—	34,053
Industrials	20,665	13,375	—	34,040
Financials	14,009	19,202	—	33,211
Consumer discretionary	15,322	7,161	—	22,483
Communication services	19,666	365	—	20,031
Consumer staples	3,703	14,716	—	18,419
Materials	11,539	2,855	—	14,394
Utilities	10,403	2,728	—	13,131
Energy	7,450	2,044	—	9,494
Real estate	—	2,818	—	2,818
Preferred securities	—	241	—	241
Convertible stocks	1,379	—	—	1,379
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	52,207	—	52,207
Corporate bonds, notes & loans	—	24,847	—	24,847
Mortgage-backed obligations	—	23,017	—	23,017
U.S. Treasury bonds & notes	—	17,351	—	17,351
Other bonds & notes	—	1,212	—	1,212
Investment funds	3,953	—	—	3,953
Short-term securities	22,187	849	—	23,036
Total	$193,538	$202,214	$—	$395,752

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$77	$—	$—	$77
Unrealized appreciation on open forward currency contracts	—	327	—	327
Unrealized appreciation on centrally cleared interest rate swaps	—	43	—	43
Unrealized appreciation on centrally cleared credit default swaps	—	1	—	1
Liabilities:
Unrealized depreciation on futures contracts	(315)	—	—	(315)
Unrealized depreciation on open forward currency contracts	—	(509)	—	(509)
Unrealized depreciation on centrally cleared interest rate swaps	—	(44)	—	(44)
Unrealized depreciation on bilateral interest rate swaps	—	(325)	—	(325)
Unrealized depreciation on centrally cleared credit default swaps	—	(5)	—	(5)
Total	$(238)	$(512)	$—	$(750)
*
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
The Bond Fund of America
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$4,420,285	$1,395	$4,421,680
Corporate bonds, notes & loans	—	3,228,931	8,635	3,237,566
U.S. Treasury bonds & notes	—	1,990,936	—	1,990,936
Asset-backed obligations	—	668,963	8,590	677,553
Municipals	—	166,195	—	166,195
Bonds & notes of governments & government agencies outside the U.S.	—	80,876	—	80,876
Federal agency bonds & notes	—	11,617	—	11,617
Common stocks	—	16	—	16
Short-term securities	730,121	—	—	730,121
Total	$730,121	$10,567,819	$18,620	$11,316,560

American Funds Insurance Series	298

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$12,596	$—	$—	$12,596
Unrealized appreciation on open forward currency contracts	—	3,223	—	3,223
Unrealized appreciation on centrally cleared interest rate swaps	—	6,274	—	6,274
Unrealized appreciation on centrally cleared credit default swaps	—	14	—	14
Liabilities:
Unrealized depreciation on futures contracts	(42,846)	—	—	(42,846)
Unrealized depreciation on open forward currency contracts	—	(1,396)	—	(1,396)
Unrealized depreciation on centrally cleared interest rate swaps	—	(1,231)	—	(1,231)
Unrealized depreciation on bilateral interest rate swaps	—	(11,623)	—	(11,623)
Total	$(30,250)	$(4,739)	$—	$(34,989)
*
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
Capital World Bond Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$272,236	$—	$272,236
Japanese yen	—	115,538	—	115,538
British pounds	—	64,514	—	64,514
Chinese yuan renminbi	—	46,244	—	46,244
Canadian dollars	—	28,761	—	28,761
Indonesian rupiah	—	28,661	—	28,661
South Korean won	—	26,408	—	26,408
Brazilian reais	—	25,223	—	25,223
Australian dollars	—	23,449	—	23,449
Mexican pesos	—	14,629	—	14,629
Indian rupees	—	7,856	—	7,856
New Zealand dollars	—	7,163	—	7,163
Danish kroner	—	6,003	—	6,003
Turkish lira	—	5,349	—	5,349
Norwegian kroner	—	3,913	—	3,913
Polish zloty	—	3,330	—	3,330
Chilean pesos	—	2,499	—	2,499
Malaysian ringgits	—	2,302	—	2,302
Romanian leu	—	1,038	—	1,038
Colombian pesos	—	969	—	969
South African rand	—	426	—	426
Ukrainian hryvnia	—	6	—	6
U.S. dollars	—	701,980	796	702,776
Preferred securities	—	—	84	84
Common stocks	62	—	1,832	1,894
Investment funds	21,147	—	—	21,147
Short-term securities	23,214	12,797	—	36,011
Options purchased on futures (equity style)	1	—	—	1
Options purchased on foreign currency (equity style)	—	— †	—	— †
Total	$44,424	$1,401,294	$2,712	$1,448,430
Refer to the end of the tables for footnotes.

299	American Funds Insurance Series

Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1,756	$—	$—	$1,756
Unrealized appreciation on open forward currency contracts	—	5,127	—	5,127
Unrealized appreciation on centrally cleared interest rate swaps	—	711	—	711
Liabilities:
Value of options written	—	(79)	—	(79)
Unrealized depreciation on futures contracts	(3,684)	—	—	(3,684)
Unrealized depreciation on open forward currency contracts	—	(5,184)	—	(5,184)
Unrealized depreciation on bilateral interest rate swaps	—	(5,937)	—	(5,937)
Unrealized depreciation on centrally cleared interest rate swaps	—	(771)	—	(771)
Unrealized depreciation on centrally cleared credit default swaps	—	(113)	—	(113)
Total	$(1,928)	$(6,246)	$—	$(8,174)
*
Options written, futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
†
Amount less than one thousand.
American High-Income Trust
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$801,475	$4,433	$805,908
U.S. Treasury bonds & notes	—	3,323	—	3,323
Mortgage-backed obligations	—	—	591	591
Municipals	—	425	—	425
Bonds & notes of governments & government agencies outside the U.S.	—	388	—	388
Convertible bonds & notes	—	391	—	391
Common stocks	29,335	802	29,619	59,756
Preferred securities	—	2,196	1,797	3,993
Rights & warrants	39	—	—	39
Short-term securities	45,641	—	—	45,641
Total	$75,015	$809,000	$36,440	$920,455

	Other investments[1]
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$44	$—	$—	$44
Unrealized appreciation on centrally cleared credit default swaps	—	87	—	87
Liabilities:
Unrealized depreciation on futures contracts	(120)	—	—	(120)
Unrealized depreciation on centrally cleared credit default swaps	—	(43)	—	(43)
Total	$(76)	$44	$—	$(32)
1
Futures contracts and credit default swaps are not included in the investment portfolio.
The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the year ended December 31, 2024 (dollars in thousands):
	Beginning value at 1/1/2024	Transfers into Level 3[2]	Purchases	Sales	Net realized gain (loss)[3]	Unrealized appreciation (depreciation)[3]	Transfers out of Level 3[2]	Ending value at 12/31/2024
Investment securities	$37,049	$3,754	$5,925	$(1,158)	$188	$(7,362)	$(1,956)	$36,440
Net unrealized depreciation during the period on Level 3 investment securities held at December 31, 2024								$(6,930)
2
Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
3
Net realized gain and unrealized depreciation are included in the related amounts on investments in the fund’s statement of operations.

American Funds Insurance Series	300

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 12/31/2024	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average[1]	Impact to valuation from an increase in input[2]
Bonds, notes & other debt instruments	$5,024	Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
			De minimis	Not applicable	Not applicable	Not applicable
			Discount for uncertainty	5%	5%	Decrease
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
		Indicative market quotation	Broker quote	Not applicable	Not applicable	Not applicable
Common stocks	29,619	Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
			Broker quote	Not applicable	Not applicable	Not applicable
			Discount for uncertainty	20%	20%	Decrease
			De minimis	Not applicable	Not applicable	Not applicable
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
			Discount for uncertainty	3% - 11%	4%	Decrease
		Market comparables	EV/EBITDA multiple	6.4x	6.4x	Increase
			P/BV multiple	0.7x	0.7x	Increase
			Premium to P/BV multiple	30%	30%	Increase
			DLOM	8% - 15%	9%	Decrease
Preferred securities	1,797	Market comparables	EV/EBITDA multiple	5.1x	5.1x	Increase
			DLOM	15%	15%	Decrease
Rights & warrants	— [3]	Estimated recovery value	De minimis	Not applicable	Not applicable	Not applicable
	$36,440
1
Weighted average is by relative fair value.
2
This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
3
Amount less than one thousand.
Key to abbreviations and symbols
DLOM = Discount for lack of marketability
EBITDA = Earnings before interest, taxes, depreciation and amortization
EV = Enterprise value
P/BV = Price to book value
American Funds Mortgage Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$93,753	$—	$93,753
U.S. Treasury bonds & notes	—	9,377	—	9,377
Asset-backed obligations	—	1,908	—	1,908
Short-term securities	—	9,730	—	9,730
Options purchased on futures (equity style)	17	—	—	17
Total	$17	$114,768	$—	$114,785

301	American Funds Insurance Series

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$160	$—	$—	$160
Unrealized appreciation on centrally cleared interest rate swaps	—	141	—	141
Liabilities:
Unrealized depreciation on futures contracts	(501)	—	—	(501)
Total	$(341)	$141	$—	$(200)
*
Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.
Ultra-Short Bond Fund
As of December 31, 2024, all of the fund’s investment securities were classified as Level 2.
U.S. Government Securities Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$992,473	$—	$992,473
U.S. Treasury bonds & notes	—	537,058	—	537,058
Federal agency bonds & notes	—	66,258	—	66,258
Short-term securities	—	263,809	—	263,809
Options purchased on futures (equity style)	247	—	—	247
Total	$247	$1,859,598	$—	$1,859,845

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$3,149	$—	$—	$3,149
Unrealized appreciation on centrally cleared interest rate swaps	—	19,323	—	19,323
Liabilities:
Unrealized depreciation on futures contracts	(10,066)	—	—	(10,066)
Unrealized depreciation on centrally cleared interest rate swaps	—	(5,531)	—	(5,531)
Total	$(6,917)	$13,792	$—	$6,875
*
Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.
Managed Risk Growth Fund
As of December 31, 2024, all of the fund’s investments were classified as Level 1.
Managed Risk International Fund
As of December 31, 2024, all of the fund’s investments were classified as Level 1.
Managed Risk Washington Mutual Investors Fund
As of December 31, 2024, all of the fund’s investments were classified as Level 1.
Managed Risk Growth-Income Fund
As of December 31, 2024, all of the fund’s investments were classified as Level 1.
Managed Risk Asset Allocation Fund
As of December 31, 2024, all of the fund’s investments were classified as Level 1.

American Funds Insurance Series	302

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by a fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations. These risks may be heightened in the case of smaller capitalization stocks.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not a fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of a fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in income-oriented stocks — The value of a fund’s securities and income provided by a fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.
Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.
Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

303	American Funds Insurance Series

Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in developing countries may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in developed countries are subject. A fund’s rights with respect to its investments in developing countries, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, developing countries are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. A fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by a fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage-or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from a fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

American Funds Insurance Series	304

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of a fund’s securities could cause the value of a fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.
Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause a fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for a fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce a fund’s returns and increase a fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).
Currency — The prices of, and the income generated by, many debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa.
Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans or receivables and equipment leases. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and a fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in a fund having to reinvest the proceeds in lower yielding securities, effectively reducing a fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing a fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.
Investing in future delivery contracts — A fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve a fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase a fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While a fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of a fund.

305	American Funds Insurance Series

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.
Investing in inflation-linked bonds may also reduce a fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to a fund.
Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets.
Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.
Investing in repurchase agreements — Upon entering into a repurchase agreement, a fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.
Interest rate risk — The values and liquidity of the securities held by a fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. A fund may invest in variable and floating rate securities. When a fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of a fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield or total return and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.
Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.
Asset allocation — A fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs, or to try to limit losses, or may be forced to sell at a loss.

American Funds Insurance Series	306

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.
Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.
Fund structure — The managed risk funds invest in underlying funds and incur expenses related to those underlying funds. In addition, investors in the managed risk funds will incur fees to pay for certain expenses related to the operations of the managed risk funds. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser does not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when determining the overall asset allocation of the fund or choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.
Management — The managed risk funds are subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. This could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.
Underlying fund risks — Because the managed risk funds’ investments consist of investments in underlying funds, the managed risk funds’ risks are directly related to the risks of the respective underlying fund in which each managed risk fund invests. For this reason, it is important to understand the risks associated with investing both in the managed risk fund and in each of the underlying funds.
Investing in options and futures contracts — In addition to the risks generally associated with investing in derivative instruments, options and futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and, in the case of futures, futures commission merchants with which a fund transacts. While both options and futures contracts are generally liquid instruments, under certain market conditions, options and futures may be deemed to be illiquid. For example, a fund may be temporarily prohibited from closing out its position in an options or futures contract if intraday price change limits or limits on trading volume imposed by the applicable exchange are triggered. If a fund is unable to close out a position on an options or  futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the position in question. The ability of a fund to successfully utilize options and futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the options and futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the options and futures in which it invests, a fund could suffer losses. Whereas the risk of loss on a put option purchased by the fund is limited to the initial cost of the option, the amount of a potential loss on a futures contract could greatly exceed the relatively small initial amount invested in entering the futures position.
Hedging — There may be imperfect or even negative correlation between the prices of the options and futures contracts in which a fund invests and the prices of the underlying securities or indexes which the fund seeks to hedge. For example, options and futures contracts may not provide an effective hedge because changes in options and futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities market, on the one hand, and the options and futures markets, on the other, that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for options and futures, including technical influences in options and futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded options and futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.

307	American Funds Insurance Series

Short positions — The fund may suffer losses from short positions in futures contracts. Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.
Nondiversification risk — As nondiversified funds, the managed risk funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than diversified funds. To the extent that a managed risk fund invests a larger percentage of its assets in securities of one or more issuers, poor performance by these securities could have a greater adverse impact on the fund’s investment results.
5. Certain investment techniques

Securities lending — Some of the funds have entered into securities lending transactions in which the funds earn income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by the fund under the securities lending agreement with the lending agent. The lending agent facilitates the exchange of securities between the lender and the borrower, generally provides protection from borrower default, marks to market the value of collateral daily, secures additional collateral from the borrower if it falls below preset terms, and may reinvest the collateral on behalf of the fund according to agreed parameters. The lending agent has indemnified the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if the borrower fails to return the securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote on proposals affecting them. The borrower is obligated to return the loaned security at the conclusion of the loan or, during the pendency of the loan, on demand from the fund.
The following table presents the value of the securities on loan, the type and value of collateral received and the value of the investment securities purchased, if any, from the cash collateral received by each fund (dollars in thousands):
		Collateral received
Funds	Value of investment securities on loan	Cash	U.S. government securities	Value of investment securities purchased
Global Growth Fund	$17	$8	$10	$7
Global Small Capitalization Fund	30,764	22,924	9,697	20,632
Growth Fund	20,610	21,119	—	19,007
International Fund	5,960	1,385	4,893	1,246
New World Fund	17,950	13,763	4,788	12,387
Washington Mutual Investors Fund	50,467	51,510	—	46,359
Capital World Growth and Income Fund	10,634	10,604	562	9,544
Growth-Income Fund	50,176	52,701	9	47,431
International Growth and Income Fund	440	410	45	369
Capital Income Builder	10,664	11,199	—	10,079
Investment securities purchased from cash collateral are disclosed in the investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of collateral received under the securities lending agreement is classified as overnight and continuous.

American Funds Insurance Series	308

Index-linked bonds — Some of the funds have invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.
Mortgage dollar rolls — Some of the funds have entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the financial highlights tables.
Loan transactions — Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.
Short-term securities — The managed risk funds hold shares of State Street Institutional U.S. Government Money Market Fund, a cash management vehicle offered and managed by State Street Bank and Trust Company.
Unfunded commitments — Asset Allocation Fund, Capital World Bond Fund and American High-Income Trust have participated in transactions that involve unfunded commitments, which may obligate each fund to purchase new or additional bonds and/or purchase additional shares of the applicable issuer if certain contingencies are met. As of December 31, 2024, the maximum exposure from these unfunded commitments for Asset Allocation Fund, Capital World Bond Fund and American High-Income Trust was $726,000, $3,000 and $1,158,000, respectively, which would represent less than 0.01% for Asset Allocation Fund and Capital World Bond Fund and 0.05% for American High-Income Trust, respectively, of the net assets of each fund should such commitments become due. Unrealized appreciation on these unfunded commitments was less than $1,000 for Asset Allocation Fund and Capital World Bond Fund, respectively, and $1,000 for American High-Income Trust, and is disclosed as unrealized appreciation on unfunded commitments in each fund’s statement of assets and liabilities. Unrealized appreciation is included in net unrealized appreciation (depreciation) on investments in unaffiliated issuers in each fund’s statement of operations.
Option contracts — Some of the funds have entered into option contracts, which give the purchaser of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the instrument or index underlying the option) at a specified exercise price. The writer of an option has the obligation, upon exercise of the option, to cash settle or deliver the underlying instrument or index upon payment of the exercise price (in the case of a call) or to cash settle or take delivery of the underlying instrument or index and pay the exercise price (in the case of a put).
By purchasing a put option, the fund obtains the right (but not the obligation) to sell the instrument underlying the option (or to deliver the cash value of the instrument or index underlying the option) at a specified exercise price. In return for this right, the fund pays the current market price, or the option premium, for the option. The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire amount of the premium paid. If the option is exercised, the fund completes the sale of the underlying instrument (or delivers the cash value of the index underlying the option) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying instrument (or the cash value of the index underlying the option) at the specified exercise price. The buyer of a call option typically attempts to participate in potential price increases of the underlying instrument or index with risk limited to the cost of the option if the price of the underlying instrument or index falls. At the same time, the call option buyer can expect to suffer a loss if the price of the underlying instrument or index does not rise sufficiently to offset the cost of the option.

309	American Funds Insurance Series

The writer of a put or call option takes the opposite side of the transaction from the option purchaser. In return for receipt of the option premium, the writer assumes the obligation to pay or receive the exercise price for the option’s underlying instrument or index if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by entering into opposing close-out transactions in advance of the option expiration date. If the market for the relevant put option is not liquid, however, the writer must be prepared to pay the exercise price while the option is outstanding, regardless of price changes. Writing a call option obligates the writer to, upon exercise of the option, deliver the option’s underlying instrument in return for the exercise price or to make a net cash settlement payment, as applicable. The characteristics of writing call options are similar to those of writing put options, except that writing call options is generally a profitable strategy if prices remain the same or fall. The potential gain for the option seller in such a transaction would be capped at the premium received.
Option contracts can be either equity style (premium is paid in full when the option is opened) or futures style (premium moves as part of variation margin over the life of the option, and is paid in full when the option is closed). For equity style options, premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities from unaffiliated issuers in each fund’s statement of asset and liabilities, and premiums received on options written, as well as the daily fluctuation in market value, are included in options written at value in each fund’s statement of assets and liabilities. The net realized gains or losses and net unrealized appreciation or depreciation from equity style options are recorded in investments for purchased options and in options written for written options in the fund’s statement of operations and statement of changes in net assets.
For futures style options, on a daily basis for both purchased and written options, the fund pays or receives variation margin based on the premium paid and the daily fluctuation in market value, and records variation margin in the statement of assets and liabilities. Realized gains or losses are recorded at the time the option contract is closed or expires. The net realized gains or losses and net unrealized appreciation or depreciation from futures style options are recorded in options purchased (futures style) in the fund’s statement of operations and statement of changes in net assets.
Option contracts can take different forms. Some of the funds have entered into the following types of options contracts:
Options on equity indexes — As part of their managed risk strategy, the managed risk funds will at times purchase put options on equity indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities.
Options on futures — One of the funds has entered into options on future contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An option on a futures contract gives the purchaser of the option the right to buy or sell a position in a futures contract from or to the writer of the option, at a specified price on or before the specified expiration date.
Futures contracts — Some of the funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. For the managed risk funds, futures contracts are used to strategically manage portfolio volatility and downside equity risk.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in each fund’s statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations.

American Funds Insurance Series	310

Forward currency contracts — Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.
On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations.
Swap contracts — Some of the funds have entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the funds enter into bilaterally negotiated swap transactions, the funds will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.
Upon entering into a centrally cleared swap contract, the funds are required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.
On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the funds’ statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the funds’ statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The funds record realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the funds’ statement of operations.
Swap agreements can take different forms. Some of the funds have entered into the following types of swap agreements:
Interest rate swaps — Some of the funds have entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the funds or a portion of the funds’ portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark. In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the funds’ current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party.

311	American Funds Insurance Series

Credit default swap indices — Some of the funds have entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSIs”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.
The funds may enter into a CDSI transaction as either protection buyer or protection seller. If the funds are protection buyers, they would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the funds, as protection buyers, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As protection sellers, the funds would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the funds, coupled with the periodic payments previously received by the funds, may be less than the full notional value that the funds, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the funds. Furthermore, as protection sellers, the funds would effectively add leverage to their portfolio because it would have investment exposure to the notional amount of the swap transaction.
The following table presents the average month-end notional amounts of options on futures, options on foreign currencies, futures contracts, forward currency contracts, interest rate swaps and credit default swaps while held for each fund (dollars in thousands):
	Options on futures	Options on foreign currencies	Futures contracts	Forward currency contracts	Interest rate swaps	Credit default swaps
New World Fund	Not applicable	Not applicable	$22,734	$21,389	$3,536	Not applicable
International Growth and Income Fund	Not applicable	Not applicable	Not applicable	652	Not applicable	Not applicable
Capital Income Builder	Not applicable	Not applicable	144,719	Not applicable	16,229	5,047*
Asset Allocation Fund	Not applicable	Not applicable	2,489,759	Not applicable	685,119	27,186
Global Balanced Fund	$10,100*	Not applicable	41,170	40,799	16,523	7,751
The Bond Fund of America	Not applicable	Not applicable	6,978,860	146,926	519,492	99,195
Capital World Bond Fund	195,005	$8,704	594,167	506,504	231,029	84,256
American High-Income Trust	Not applicable	Not applicable	46,788	Not applicable	Not applicable	14,936
American Funds Mortgage Fund	23,807	Not applicable	100,879	Not applicable	1,828	Not applicable
U.S. Government Securities Fund	743,513	Not applicable	1,957,325	Not applicable	1,060,899	Not applicable
Managed Risk Growth Fund	444,657	Not applicable	1,400	Not applicable	Not applicable	Not applicable
Managed Risk International Fund	101,366	Not applicable	938	Not applicable	Not applicable	Not applicable
Managed Risk Washington Mutual Investors Fund	274,073	Not applicable	2,186	Not applicable	Not applicable	Not applicable
Managed Risk Growth-Income Fund	3,078,500	Not applicable	4,999	Not applicable	Not applicable	Not applicable
Managed Risk Asset Allocation Fund	341,763	Not applicable	39,396	Not applicable	Not applicable	Not applicable
*
No contracts were held at the end of the reporting period; amount represents the average month-end notional amount of contracts while they were held.

American Funds Insurance Series	312

The following tables identify the location and fair value amounts on each fund’s statement of assets and liabilities and/or the effect on each fund’s statement of operations resulting from each fund’s use of options, futures contracts, forward currency contracts, interest rate swaps and/or credit default swaps as of, or for the year ended, December 31, 2024 (dollars in thousands):
New World Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$56	Unrealized depreciation[1]	$45
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	220	Unrealized depreciation on open forward currency contracts	140
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	—	Unrealized depreciation[1]	5
Swap (bilateral)	Interest	Bilateral swaps, at value	—	Bilateral swaps, at value	99
			$276		$289

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(275)	Net unrealized appreciation (depreciation) on futures contracts	$32
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(195)	Net unrealized appreciation (depreciation) on forward currency contracts	193
Swap	Interest	Net realized gain (loss) on swap contracts	(225)	Net unrealized appreciation (depreciation) on swap contracts	(199)
			$(695)		$26
International Growth and Income Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$10	Unrealized depreciation on open forward currency contracts	$—

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	$—	Net unrealized appreciation (depreciation) on forward currency contracts	$10
Refer to the end of the tables for footnotes.

313	American Funds Insurance Series

Capital Income Builder
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$115	Unrealized depreciation[1]	$1,093
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	471	Unrealized depreciation[1]	—
			$586		$1,093

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(1,041)	Net unrealized appreciation (depreciation) on futures contracts	$(3,434)
Swap	Interest	Net realized gain (loss) on swap contracts	(50)	Net unrealized appreciation (depreciation) on swap contracts	417
Swap	Credit	Net realized gain (loss) on swap contracts	565	Net unrealized appreciation (depreciation) on swap contracts	(380)
			$(526)		$(3,397)
Asset Allocation Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$5,065	Unrealized depreciation[1]	$7,989
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	—	Unrealized depreciation[1]	119
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	147	Unrealized depreciation[1]	4
			$5,212		$8,113

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(18,108)	Net unrealized appreciation (depreciation) on futures contracts	$(10,100)
Swap	Interest	Net realized gain (loss) on swap contracts	5,247	Net unrealized appreciation (depreciation) on swap contracts	(1,259)
Swap	Credit	Net realized gain (loss) on swap contracts	672	Net unrealized appreciation (depreciation) on swap contracts	47
			$(12,189)		$(11,312)
Refer to the end of the tables for footnotes.

American Funds Insurance Series	314

American Funds Global Balanced Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$77	Unrealized depreciation[1]	$315
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	327	Unrealized depreciation on open forward currency contracts	509
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	43	Unrealized depreciation[1]	44
Swap (bilateral)	Interest	Bilateral swaps, at value	—	Bilateral swaps, at value	325
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	— [2]	Unrealized depreciation[1]	5
			$448		$1,198

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Interest	Net realized gain (loss) on investments	$(6)	Net unrealized appreciation (depreciation) on investments	$—
Options purchased (futures style)	Interest	Net realized gain (loss) on options purchased	11	Net unrealized appreciation (depreciation) on options purchased	—
Options written (equity style)	Interest	Net realized gain (loss) on options written	31	Net unrealized appreciation (depreciation) on options written	—
Futures	Interest	Net realized gain (loss) on futures contracts	707	Net unrealized appreciation (depreciation) on futures contracts	(585)
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(350)	Net unrealized appreciation (depreciation) on forward currency contracts	(500)
Swap	Interest	Net realized gain (loss) on swap contracts	(430)	Net unrealized appreciation (depreciation) on swap contracts	(252)
Swap	Credit	Net realized gain (loss) on swap contracts	120	Net unrealized appreciation (depreciation) on swap contracts	(14)
			$83		$(1,351)
The Bond Fund of America
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$12,596	Unrealized depreciation[1]	$42,846
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	3,223	Unrealized depreciation on open forward currency contracts	1,396
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	6,274	Unrealized depreciation[1]	1,231
Swap (bilateral)	Interest	Bilateral swaps, at value	—	Bilateral swaps, at value	11,623
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	14	Unrealized depreciation[1]	—
			$22,107		$57,096

Refer to the end of the tables for footnotes.

315	American Funds Insurance Series

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(66,722)	Net unrealized appreciation (depreciation) on futures contracts	$(88,520)
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	6,627	Net unrealized appreciation (depreciation) on forward currency contracts	2,723
Swap	Interest	Net realized gain (loss) on swap contracts	3,365	Net unrealized appreciation (depreciation) on swap contracts	(6,935)
Swap	Credit	Net realized gain (loss) on swap contracts	(7,815)	Net unrealized appreciation (depreciation) on swap contracts	1,483
			$(64,545)		$(91,249)
Capital World Bond Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Interest	Investment securities	$1	Investment securities	$—
Options written (equity style)	Currency	Options written, at value	—	Options written, at value	79
Futures	Interest	Unrealized appreciation[1]	1,756	Unrealized depreciation[1]	3,684
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	5,127	Unrealized depreciation on open forward currency contracts	5,184
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	711	Unrealized depreciation[1]	771
Swap (bilateral)	Interest	Bilateral swaps, at value	—	Bilateral swaps, at value	5,937
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	—	Unrealized depreciation[1]	113
			$7,595		$15,768

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (futures style)	Interest	Net realized gain (loss) on options purchased	$158	Net unrealized appreciation (depreciation) on options purchased	$—
Options written (equity style)	Interest	Net realized gain (loss) on options written	975	Net unrealized appreciation (depreciation) on options written	(60)
Futures	Interest	Net realized gain (loss) on futures contracts	6,892	Net unrealized appreciation (depreciation) on futures contracts	(7,830)
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(3,919)	Net unrealized appreciation (depreciation) on forward currency contracts	(3,890)
Swap	Interest	Net realized gain (loss) on swap contracts	(3,401)	Net unrealized appreciation (depreciation) on swap contracts	(5,112)
Swap	Credit	Net realized gain (loss) on swap contracts	319	Net unrealized appreciation (depreciation) on swap contracts	(631)
			$1,024		$(17,523)
Refer to the end of the tables for footnotes.

American Funds Insurance Series	316

American High-Income Trust
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$44	Unrealized depreciation[1]	$120
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	87	Unrealized depreciation[1]	43
			$131		$163

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(128)	Net unrealized appreciation (depreciation) on futures contracts	$(85)
Swap	Credit	Net realized gain (loss) on swap contracts	(396)	Net unrealized appreciation (depreciation) on swap contracts	24
			$(524)		$(61)
American Funds Mortgage Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Interest	Investment securities	$17	Investment securities	$—
Futures	Interest	Unrealized appreciation[1]	160	Unrealized depreciation[1]	501
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	141	Unrealized depreciation[1]	—
			$318		$501

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Interest	Net realized gain (loss) on investments	$(6)	Net unrealized appreciation (depreciation) on investments	$(7)
Options written (equity style)	Interest	Net realized gain (loss) on options written	7	Net unrealized appreciation (depreciation) on options written	—
Futures	Interest	Net realized gain (loss) on futures contracts	(570)	Net unrealized appreciation (depreciation) on futures contracts	(1,341)
Swap	Interest	Net realized gain (loss) on swap contracts	35	Net unrealized appreciation (depreciation) on swap contracts	131
			$(534)		$(1,217)
Refer to the end of the tables for footnotes.

317	American Funds Insurance Series

U.S. Government Securities Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Interest	Investment securities	$247	Investment securities	$—
Futures	Interest	Unrealized appreciation[1]	3,149	Unrealized depreciation[1]	10,066
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	19,323	Unrealized depreciation[1]	5,531
			$22,719		$15,597

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Interest	Net realized gain (loss) on investments	$(773)	Net unrealized appreciation (depreciation) on investments	$(124)
Options written (equity style)	Interest	Net realized gain (loss) on options written	478	Net unrealized appreciation (depreciation) on options written	343
Futures	Interest	Net realized gain (loss) on futures contracts	(3,003)	Net unrealized appreciation (depreciation) on futures contracts	(25,735)
Swap	Interest	Net realized gain (loss) on swap contracts	4,799	Net unrealized appreciation (depreciation) on swap contracts	(1,261)
			$1,501		$(26,777)
Managed Risk Growth Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$1,702	Investment securities from unaffiliated issuers[3]	$—
Futures	Currency	Unrealized appreciation[1]	4	Unrealized depreciation[1]	—
Futures	Equity	Unrealized appreciation[1]	467	Unrealized depreciation[1]	(4)
Futures	Interest	Unrealized appreciation[1]	—	Unrealized depreciation[1]	(4)
			$2,173		$(8)

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(3,833)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$650
Futures	Currency	Net realized gain (loss) on futures contracts	(125)	Net unrealized appreciation (depreciation) on futures contracts	4
Futures	Equity	Net realized gain (loss) on futures contracts	(9,305)	Net unrealized appreciation (depreciation) on futures contracts	73
Futures	Interest	Net realized gain (loss) on futures contracts	21	Net unrealized appreciation (depreciation) on futures contracts	(95)
			$(13,242)		$632
Refer to the end of the tables for footnotes.

American Funds Insurance Series	318

Managed Risk International Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$492	Investment securities from unaffiliated issuers[3]	$—
Futures	Equity	Unrealized appreciation[1]	104	Unrealized depreciation[1]	—
Futures	Interest	Unrealized appreciation[1]	—	Unrealized depreciation[1]	(3)
			$596		$(3)

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(926)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$105
Futures	Equity	Net realized gain (loss) on futures contracts	(3,147)	Net unrealized appreciation (depreciation) on futures contracts	169
Futures	Interest	Net realized gain (loss) on futures contracts	(11)	Net unrealized appreciation (depreciation) on futures contracts	(29)
			$(4,084)		$245
Managed Risk Washington Mutual Investors Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$851	Investment securities from unaffiliated issuers[3]	$—
Futures	Equity	Unrealized appreciation[1]	—	Unrealized depreciation[1]	(66)
Futures	Interest	Unrealized appreciation[1]	—	Unrealized depreciation[1]	(8)
			$851		$(74)

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(2,569)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$388
Futures	Currency	Net realized gain (loss) on futures contracts	(55)	Net unrealized appreciation (depreciation) on futures contracts	—
Futures	Equity	Net realized gain (loss) on futures contracts	(3,239)	Net unrealized appreciation (depreciation) on futures contracts	(322)
Futures	Interest	Net realized gain (loss) on futures contracts	(17)	Net unrealized appreciation (depreciation) on futures contracts	(73)
			$(5,880)		$(7)
Refer to the end of the tables for footnotes.

319	American Funds Insurance Series

Managed Risk Growth-Income Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$8,473	Investment securities from unaffiliated issuers[3]	$—
Futures	Equity	Unrealized appreciation[1]	—	Unrealized depreciation[1]	(992)
Futures	Interest	Unrealized appreciation[1]	—	Unrealized depreciation[1]	(25)
			$8,473		$(1,017)

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(27,277)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$4,781
Futures	Currency	Net realized gain (loss) on futures contracts	(242)	Net unrealized appreciation (depreciation) on futures contracts	—
Futures	Equity	Net realized gain (loss) on futures contracts	(1,251)	Net unrealized appreciation (depreciation) on futures contracts	(2,900)
Futures	Interest	Net realized gain (loss) on futures contracts	(34)	Net unrealized appreciation (depreciation) on futures contracts	(165)
			$(28,804)		$1,716
Refer to the end of the tables for footnotes.

American Funds Insurance Series	320

Managed Risk Asset Allocation Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$1,451	Investment securities from unaffiliated issuers[3]	$—
Futures	Equity	Unrealized appreciation[1]	—	Unrealized depreciation[1]	(409)
Futures	Interest	Unrealized appreciation[1]	—	Unrealized depreciation[1]	(314)
			$1,451		$(723)

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(2,740)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$316
Futures	Currency	Net realized gain (loss) on futures contracts	(122)	Net unrealized appreciation (depreciation) on futures contracts	—
Futures	Equity	Net realized gain (loss) on futures contracts	(10,161)	Net unrealized appreciation (depreciation) on futures contracts	(801)
Futures	Interest	Net realized gain (loss) on futures contracts	(343)	Net unrealized appreciation (depreciation) on futures contracts	(1,327)
			$(13,366)		$(1,812)
1
Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and/or centrally cleared credit default swaps as reported in the applicable table following each fund’s investment portfolio. Only current day’s variation margin is reported within each fund’s statement of assets and liabilities.
2
Amount less than one thousand.
3
Includes options purchased as reported in each fund’s investment portfolio.
Collateral — Some funds either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and/or their use of option contracts, futures contracts, forward currency contracts, interest rate swaps, credit default swaps and/or future delivery contracts. For securities lending, each participating fund receives collateral in exchange for lending investment securities. The lending agent may reinvest collateral from securities lending transactions according to agreed parameters. For options on equity indexes, options on futures, futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the program calls for each participating fund to pledge collateral for initial and variation margin by contract. For options on foreign currencies, forward currency contracts and bilateral swaps, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by each participating fund, if any, is disclosed in each fund’s investment portfolio, and cash collateral pledged by each participating fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in each fund’s statement of assets and liabilities.

321	American Funds Insurance Series

Rights of offset — Funds that hold forward currency contracts, options on foreign currencies and bilateral swaps have enforceable master netting agreements with certain counterparties, where amounts payable by each party to the other in the same currency (with the same settlement date and with the same counterparty) are settled net of each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statements of assets and liabilities.
The following tables present each fund’s forward currency contracts, options on foreign currencies and bilateral swaps by counterparty that are subject to master netting agreements but that are not offset in the funds’ statements of assets and liabilities. The net amount column shows the impact of offsetting on the funds’ statement of assets and liabilities as of December 31, 2024, if close-out netting was exercised (dollars in thousands):
New World Fund
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Barclays Bank PLC	$1	$ (1)	$ —	$ —	$ —
Citibank	15	(15)	—	—	—
Goldman Sachs	7	(7)	—	—	—
JPMorgan Chase	35	(34)	—	—	1
Morgan Stanley	50	—	—	—	50
Standard Chartered Bank	68	(18)	—	—	50
UBS AG	44	(19)	—	—	25
Total	$220	$ (94)	$ —	$ —	$126
Liabilities:
Barclays Bank PLC	$64	$ (1)	$ —	$ —	$63
BNP Paribas	1	—	—	—	1
Citibank	34	(15)	—	—	19
Goldman Sachs	67	(7)	—	—	60
HSBC Bank	2	—	—	—	2
JPMorgan Chase	34	(34)	—	—	—
Standard Chartered Bank	18	(18)	—	—	—
UBS AG	19	(19)	—	—	—
Total	$239	$ (94)	$ —	$ —	$145
International Growth and Income Fund
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
UBS AG	$10	$ —	$ —	$ —	$10
Total	$10	$ —	$ —	$ —	$10
Refer to the end of the tables for footnote.

American Funds Insurance Series	322

American Funds Global Balanced Fund
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Bank of America	$5	$ (5)	$ —	$ —	$ —
Barclays Bank PLC	1	(1)	—	—	—
BNP Paribas	3	(3)	—	—	—
Citibank	47	(47)	—	—	—
HSBC Bank	25	(11)	—	—	14
JPMorgan Chase	87	(4)	—	—	83
Morgan Stanley	57	(57)	—	—	—
Standard Chartered Bank	38	(24)	—	—	14
UBS AG	65	(65)	—	—	—
Total	$328	$ (217)	$ —	$ —	$111
Liabilities:
Bank of America	$92	$ (5)	$ —	$ —	$87
Bank of New York Mellon	8	—	—	—	8
Barclays Bank PLC	55	(1)	—	—	54
BNP Paribas	16	(3)	—	—	13
Citibank	63	(47)	—	—	16
Goldman Sachs	199	—	(199)	—	—
HSBC Bank	11	(11)	—	—	—
JPMorgan Chase	4	(4)	—	—	—
Morgan Stanley	262	(57)	—	—	205
Standard Chartered Bank	24	(24)	—	—	—
UBS AG	100	(65)	—	—	35
Total	$834	$ (217)	$ (199)	$ —	$418
The Bond Fund of America
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Citibank	$895	$ —	$ —	$ (850)	$45
Morgan Stanley	521	(31)	—	(410)	80
UBS AG	1,807	(1,070)	(571)	—	166
Total	$3,223	$ (1,101)	$ (571)	$ (1,260)	$291
Liabilities:
Bank of America	$567	$ —	$ (319)	$ —	$248
Barclays Bank PLC	4,900	—	(4,849)	—	51
BNP Paribas	3,229	—	(3,229)	—	—
Goldman Sachs	3,222	—	(2,991)	—	231
Morgan Stanley	31	(31)	—	—	—
UBS AG	1,070	(1,070)	—	—	—
Total	$13,019	$ (1,101)	$ (11,388)	$ —	$530
Refer to the end of the tables for footnote.

323	American Funds Insurance Series

Capital World Bond Fund
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Bank of America	$33	$ (33)	$ —	$ —	$ —
Barclays Bank PLC	23	(23)	—	—	—
BNP Paribas	85	(85)	—	—	—
Citibank	913	(216)	—	(697)	—
Goldman Sachs	44	(44)	—	—	—
HSBC Bank	944	(205)	—	(630)	109
JPMorgan Chase	1,096	—	(1,096)	—	—
Morgan Stanley	793	(793)	—	—	—
Standard Chartered Bank	420	(420)	—	—	—
UBS AG	776	(776)	—	—	—
Total	$5,127	$ (2,595)	$ (1,096)	$ (1,327)	$109
Liabilities:
Bank of America	$1,449	$ (33)	$ (1,204)	$ —	$212
Bank of New York Mellon	121	—	—	—	121
Barclays Bank PLC	1,101	(23)	(941)	—	137
BNP Paribas	136	(85)	—	—	51
Citibank	216	(216)	—	—	—
Goldman Sachs	3,720	(44)	(3,544)	—	132
HSBC Bank	205	(205)	—	—	—
Morgan Stanley	2,559	(793)	(1,631)	—	135
Standard Chartered Bank	478	(420)	—	—	58
UBS AG	1,212	(776)	(285)	—	151
Total	$11,197	$ (2,595)	$ (7,605)	$ —	$997
*
Collateral is shown on a settlement basis.

American Funds Insurance Series	324

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the year ended December 31, 2024, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the year, none of the funds incurred any significant interest or penalties.
Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income, if any, are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the funds may file for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the year ended December 31, 2024, some of the funds recognized reclaims (net of fees and the effect of realized gain or loss from currency translations) and interest related to European court rulings as follows (dollars in thousands):
Fund	Reclaims	Fees	Interest
Global Growth Fund	$2,348	$155	$935
Growth Fund	1,817	123	931
New World Fund	900	50	553
Washington Mutual Investors Fund	32	—	2
Growth-Income Fund	132	—	50
International Growth and Income Fund	12	—	1
The reclaims and interest are included in dividend income and interest income, respectively, in each fund’s statements of operations. Gains realized by the funds on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The funds generally record an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; non-U.S. taxes on capital gains; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

325	American Funds Insurance Series

Additional tax basis disclosures for each fund as of December 31, 2024, were as follows (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Washington Mutual Investors Fund
Undistributed ordinary income	$36,695	$—	$592,960	$2,838	$15,572	$91,745
Late year ordinary loss deferral	—	(5,889)	—	—	—	—
Undistributed long-term capital gains	1,032,377	65,722	3,442,300	—	137,294	720,853
Capital loss carryforward[1]	—	—	—	(206,867)	—	—
Capital loss carryforward utilized	—	—	—	333,805	—	—
Gross unrealized appreciation on investments	3,128,265	810,352	27,437,857	1,818,515	1,108,376	4,103,451
Gross unrealized depreciation on investments	(249,358)	(145,187)	(591,039)	(225,761)	(144,397)	(169,199)
Net unrealized appreciation (depreciation) on investments	2,878,907	665,165	26,846,818	1,592,754	963,979	3,934,252
Cost of investments	5,160,771	2,365,949	20,989,527	5,195,920	2,479,207	7,170,946
Reclassification from (to) total distributable earnings/accumulated loss to (from) capital paid in on shares of beneficial interest	—	1	—	—	1	(1)

	U.S. Small and Mid Cap Equity Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund
Undistributed ordinary income	$5	$4,026	$485,763	$1,421	$14,631	$274,951
Undistributed long-term capital gains	—	71,132	6,590,885	—	—	1,750,583
Capital loss carryforward[1]	—	—	—	(25,671)	(6,862)	—
Capital loss carryforward utilized	—	69,742	—	—	18,956	—
Gross unrealized appreciation on investments	283	709,601	17,555,327	68,401	289,059	8,126,096
Gross unrealized depreciation on investments	(721)	(65,723)	(233,601)	(23,915)	(38,257)	(775,545)
Net unrealized appreciation (depreciation) on investments	(438)	643,878	17,321,726	44,486	250,802	7,350,551
Cost of investments	14,964	1,250,255	24,050,081	277,505	1,126,041	20,037,194
Reclassification from (to) total distributable earnings/accumulated loss to (from) capital paid in on shares of beneficial interest	(1)	—	—	1	(25)	2

Refer to the end of the tables for footnote.

American Funds Insurance Series	326

	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund
Undistributed ordinary income	$919	$96,579	$3,576	$10,769	$895	$2,554
Undistributed long-term capital gains	15,632	—	—	—	—	—
Capital loss carryforward[1]	—	(1,584,772)	(199,982)	(329,227)	(14,210)	(1)
Capital loss carryforward utilized	3,502	—	—	2,670	—	—
Gross unrealized appreciation on investments	68,678	98,481	20,754	46,007	919	33
Gross unrealized depreciation on investments	(18,543)	(418,089)	(133,529)	(35,790)	(2,823)	(10)
Net unrealized appreciation (depreciation) on investments	50,135	(319,608)	(112,775)	10,217	(1,904)	23
Cost of investments	344,684	11,609,138	1,553,090	911,635	116,489	341,138
Reclassification from (to) total distributable earnings/accumulated loss to (from) capital paid in on shares of beneficial interest	(1)	—	(1)	—	(1)	1

	U.S. Government Securities Fund	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Undistributed ordinary income	$14,192	$3,030	$1,479	$4,678	$29,096	$34,222
Undistributed long-term capital gains	—	21,721	—	—	80,444	121,846
Capital loss carryforward[1]	(285,585)	—	(17,954)	(22,352)	—	—
Capital loss carryforward utilized	—	12,281	—	—	—	—
Gross unrealized appreciation on investments	33,808	154,662	12,181	65,731	438,778	164,475
Gross unrealized depreciation on investments	(75,752)	(99,488)	(23,465)	(27,103)	(88,157)	(32,472)
Net unrealized appreciation (depreciation) on investments	(41,944)	55,174	(11,284)	38,628	350,621	132,003
Cost of investments	1,908,664	471,462	125,279	283,469	1,823,430	1,893,639
Reclassification from (to) total distributable earnings/accumulated loss to (from) capital paid in on shares of beneficial interest	1	—	—	—	—	—
1
Each fund’s capital loss carryforward will be used to offset any capital gains realized by the fund in future years. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforward remains.
Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):
Global Growth Fund
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$65,173	$99,126	$164,299	$36,245	$238,315	$274,560
Class 1A	319	536	855	148	1,195	1,343
Class 2	57,169	103,301	160,470	30,048	259,863	289,911
Class 4	12,745	23,878	36,623	4,681	49,927	54,608
Total	$135,406	$226,841	$362,247	$71,122	$549,300	$620,422

327	American Funds Insurance Series

Global Small Capitalization Fund
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$24,044	$21,820	$45,864	$4,595	$11,794	$16,389
Class 1A	120	119	239	12	59	71
Class 2	42,943	43,051	85,994	4,713	23,554	28,267
Class 4	6,428	7,070	13,498	76	3,623	3,699
Total	$73,535	$72,060	$145,595	$9,396	$39,030	$48,426
Growth Fund
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$121,696	$433,019	$554,715	$93,186	$861,352	$954,538
Class 1A	1,328	7,268	8,596	926	13,243	14,169
Class 2	72,492	433,759	506,251	58,531	924,799	983,330
Class 3	1,123	5,725	6,848	883	11,837	12,720
Class 4	9,370	97,988	107,358	5,132	167,524	172,656
Total	$206,009	$977,759	$1,183,768	$158,658	$1,978,755	$2,137,413
International Fund
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$46,267	$—	$46,267	$50,154	$—	$50,154
Class 1A	157	—	157	150	—	150
Class 2	40,220	—	40,220	42,608	—	42,608
Class 3	191	—	191	219	—	219
Class 4	4,485	—	4,485	4,367	—	4,367
Total	$91,320	$—	$91,320	$97,498	$—	$97,498
New World Fund
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$29,713	$8,227	$37,940	$28,772	$—	$28,772
Class 1A	167	49	216	146	—	146
Class 2	11,293	3,828	15,121	11,303	—	11,303
Class 4	9,604	3,785	13,389	9,222	—	9,222
Total	$50,777	$15,889	$66,666	$49,443	$—	$49,443

American Funds Insurance Series	328

Washington Mutual Investors Fund
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$111,395	$50,394	$161,789	$118,356	$52,370	$170,726
Class 1A	426	202	628	338	194	532
Class 2	46,990	24,567	71,557	51,574	26,108	77,682
Class 4	23,694	12,608	36,302	20,772	11,035	31,807
Total	$182,505	$87,771	$270,276	$191,040	$89,707	$280,747
U.S. Small and Mid Cap Equity Fund
	For the period November 15, 2024[2] to December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$— [3]	$—	$— [3]
Class 1A	— [3]	—	— [3]
Class 2	— [3]	—	— [3]
Class 4	13	—	13
Total	$13	$—	$13
Capital World Growth and Income Fund
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$11,350	$—	$11,350	$11,646	$—	$11,646
Class 1A	144	—	144	125	—	125
Class 2	17,039	—	17,039	18,495	—	18,495
Class 4	3,943	—	3,943	3,732	—	3,732
Total	$32,476	$—	$32,476	$33,998	$—	$33,998
Growth-Income Fund
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$338,365	$1,023,186	$1,361,551	$327,645	$1,077,919	$1,405,564
Class 1A	495	1,702	2,197	440	1,649	2,089
Class 2	163,135	597,677	760,812	164,035	642,837	806,872
Class 3	1,879	6,513	8,392	1,848	6,857	8,705
Class 4	26,050	105,495	131,545	22,003	96,356	118,359
Total	$529,924	$1,734,573	$2,264,497	$515,971	$1,825,618	$2,341,589
Refer to the end of the tables for footnotes.

329	American Funds Insurance Series

International Growth and Income Fund
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$461	$—	$461	$394	$—	$394
Class 1A	156	—	156	151	—	151
Class 2	3,897	—	3,897	3,949	—	3,949
Class 4	3,584	—	3,584	3,139	—	3,139
Total	$8,098	$—	$8,098	$7,633	$—	$7,633
Capital Income Builder
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$25,390	$—	$25,390	$19,561	$—	$19,561
Class 1A	397	—	397	290	—	290
Class 2	575	—	575	410	—	410
Class 4	19,314	—	19,314	14,650	—	14,650
Total	$45,676	$—	$45,676	$34,911	$—	$34,911
Asset Allocation Fund
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$374,078	$678,739	$1,052,817	$364,001	$578,217	$942,218
Class 1A	848	1,422	2,270	663	1,038	1,701
Class 2	92,429	187,595	280,024	91,196	163,182	254,378
Class 3	693	1,326	2,019	644	1,097	1,741
Class 4	127,247	278,890	406,137	111,055	215,145	326,200
Total	$595,295	$1,147,972	$1,743,267	$567,559	$958,679	$1,526,238
American Funds Global Balanced Fund
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$1,963	$—	$1,963	$1,780	$11,386	$13,166
Class 1A	64	—	64	43	310	353
Class 2	2,714	—	2,714	2,558	18,886	21,444
Class 4	2,307	—	2,307	1,750	14,227	15,977
Total	$7,048	$—	$7,048	$6,131	$44,809	$50,940
Refer to the end of the tables for footnotes.

American Funds Insurance Series	330

The Bond Fund of America
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$305,561	$—	$305,561	$246,119	$—	$246,119
Class 1A	8,909	—	8,909	8,577	—	8,577
Class 2	115,243	—	115,243	97,823	—	97,823
Class 4	45,913	—	45,913	30,097	—	30,097
Total	$475,626	$—	$475,626	$382,616	$—	$382,616
Capital World Bond Fund
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$15,387	$—	$15,387	$—	$—	$—
Class 1A	983	—	983	—	—	—
Class 2	16,410	—	16,410	—	—	—
Class 4	1,135	—	1,135	—	—	—
Total	$33,915	$—	$33,915	$—	$—	$—
American High-Income Trust
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$15,191	$—	$15,191	$15,308	$—	$15,308
Class 1A	199	—	199	171	—	171
Class 2	35,147	—	35,147	36,274	—	36,274
Class 3	529	—	529	556	—	556
Class 4	8,336	—	8,336	5,957	—	5,957
Total	$59,402	$—	$59,402	$58,266	$—	$58,266
American Funds Mortgage Fund
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$804	$—	$804	$656	$—	$656
Class 1A	121	—	121	71	—	71
Class 2	1,928	—	1,928	1,633	—	1,633
Class 4	2,148	—	2,148	1,600	—	1,600
Total	$5,001	$—	$5,001	$3,960	$—	$3,960
Refer to the end of the tables for footnotes.

331	American Funds Insurance Series

Ultra-Short Bond Fund
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$1,996	$—	$1,996	$1,981	$—	$1,981
Class 1A	6	—	6	5	—	5
Class 2	12,857	—	12,857	12,823	—	12,823
Class 3	205	—	205	198	—	198
Class 4	2,569	—	2,569	2,524	—	2,524
Total	$17,633	$—	$17,633	$17,531	$—	$17,531
U.S. Government Securities Fund
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$11,248	$—	$11,248	$9,817	$—	$9,817
Class 1A	11,344	—	11,344	171	—	171
Class 2	42,551	—	42,551	39,205	—	39,205
Class 3	204	—	204	219	—	219
Class 4	7,920	—	7,920	6,275	—	6,275
Total	$73,267	$—	$73,267	$55,687	$—	$55,687
Managed Risk Growth Fund
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$93	$—	$93	$129	$2,315	$2,444
Class P2	2,326	—	2,326	5,596	103,643	109,239
Total	$2,419	$—	$2,419	$5,725	$105,958	$111,683
Managed Risk International Fund
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$29	$—	$29	$29	$127	$156
Class P2	1,532	—	1,532	1,939	8,757	10,696
Total	$1,561	$—	$1,561	$1,968	$8,884	$10,852
Managed Risk Washington Mutual Investors Fund
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$53	$—	$53	$58	$363	$421
Class P2	5,422	—	5,422	5,936	41,630	47,566
Total	$5,475	$—	$5,475	$5,994	$41,993	$47,987
Refer to the end of the tables for footnotes.

American Funds Insurance Series	332

Managed Risk Growth-Income Fund
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$33,022	$25,142	$58,164	$30,230	$230,056	$260,286
Class P2	4,085	3,659	7,744	3,723	33,365	37,088
Total	$37,107	$28,801	$65,908	$33,953	$263,421	$297,374
Managed Risk Asset Allocation Fund
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$226	$138	$364	$164	$851	$1,015
Class P2	39,976	28,786	68,762	38,569	247,531	286,100
Total	$40,202	$28,924	$69,126	$38,733	$248,382	$287,115
2
Commencement of operations.
3
Amount less than one thousand.
7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, CCG and AFS are considered related parties to the series.
Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as net asset levels increase. CRMC receives investment advisory fees from the underlying funds held by the managed risk funds, which are included in the unaudited net effective expense ratios that are provided as additional information in the financial highlights tables. Subadvisory fees for the managed risk funds are paid by CRMC to Milliman FRM. The managed risk funds are not responsible for paying any subadvisory fees.
Investment advisory services waivers — CRMC is waiving a portion of its investment advisory services fees for some of the funds. For the year ended December 31, 2024, total investment advisory services fees waived by CRMC were $53,524,000. CRMC does not intend to recoup these waivers. Investment advisory fees in each fund’s statement of operations are presented gross of any waivers from CRMC.

333	American Funds Insurance Series

The range of rates, net asset levels and the current annualized rates of average daily net assets for each fund before and after any investment advisory services waivers, if applicable, are as follows:
Fund	Rates		Net asset level (in billions)		For the year ended December 31, 2024, before waiver	For the year ended December 31, 2024, after waiver
	Beginning with	Ending with	Up to	In excess of
Global Growth Fund	.475%	.435%	$15.0	$15.0	.475%	.365%
Global Small Capitalization Fund	.647	.615	15.0	15.0	.647	.614
Growth Fund	.500	.275	.6	44.0	.306	.306
International Fund	.478	.430	15.0	21.0	.478	.478
New World Fund	.577	.510	15.0	15.0	.577	.507
Washington Mutual Investors Fund	.374	.350	15.0	15.0	.374	.225
U.S. Small and Mid Cap Equity Fund	.450		all		.450	.450
Capital World Growth and Income Fund	.475	.435	15.0	15.0	.475	.372
Growth-Income Fund	.500	.217	.6	44.0	.250	.250
International Growth and Income Fund	.478	.450	15.0	15.0	.484	.484
Capital Income Builder	.357	.330	15.0	15.0	.357	.224
Asset Allocation Fund	.500	.236	.6	34.0	.265	.265
American Funds Global Balanced Fund	.446	.420	15.0	15.0	.446	.436
The Bond Fund of America	.352	.320	15.0	15.0	.352	.208
Capital World Bond Fund	.431	.360	15.0	15.0	.431	.431
American High-Income Trust	.404	.386	15.0	15.0	.404	.278
American Funds Mortgage Fund	.295	.280	15.0	15.0	.295	.221
Ultra-Short Bond Fund	.257	.242	15.0	15.0	.257	.257
U.S. Government Securities Fund	.295	.280	15.0	15.0	.295	.228
Managed Risk Growth Fund	.150		all		.150	.100
Managed Risk International Fund	.150		all		.150	.100
Managed Risk Washington Mutual Investors Fund	.150		all		.150	.100
Managed Risk Growth-Income Fund	.150		all		.150	.100
Managed Risk Asset Allocation Fund	.150		all		.150	.100
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.18% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.
Share class	Currently approved limits	Plan limits
Class 1A	0.00%	0.25%
Class 2	0.25	0.25
Class 3	0.18	0.18
Class 4	0.25	0.25
Class P1	0.00	0.25
Class P2	0.25	0.50
Insurance administrative services — The series has an insurance administrative services plan for Class 1A, 4, P1 and P2 shares. Under the plan, these share classes pay 0.25% of each insurance company’s respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.

American Funds Insurance Series	334

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the managed risk funds also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to all of the funds’ share classes except Class P1 and P2 shares. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on each fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each fund, other than the managed risk funds, the ability to charge an administrative services fee at the annual rate of 0.05% of average daily net assets attributable to each share class. Currently each fund, other than the managed-risk funds, pays CRMC an administrative services fee at the annual rate of 0.03% of average daily net assets of each share class for CRMC’s provision of administrative services. For the managed risk funds, CRMC receives administrative services fees at an annual rate of 0.03% of average daily net assets from Class 1 shares of the underlying funds for administrative services provided to the series.
Accounting and administrative services — The managed risk funds have a subadministration agreement with Bank of New York Mellon (“BNY Mellon“) under which the fund compensates BNY Mellon for providing accounting and administrative services to each of the managed risk funds’ share classes. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party to the managed risk funds.
Class-specific expenses under the agreements described above were as follows (dollars in thousands):
Global Growth Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$1,079
Class 1A	$—	$48	6
Class 2	9,121	Not applicable	1,094
Class 4	2,135	2,135	256
Total class-specific expenses	$11,256	$2,183	$2,435
Global Small Capitalization Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$293
Class 1A	$—	$14	2
Class 2	4,526	Not applicable	543
Class 4	755	755	91
Total class-specific expenses	$5,281	$769	$929

Growth Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$5,875
Class 1A	$—	$821	98
Class 2	48,236	Not applicable	5,788
Class 3	467	Not applicable	78
Class 4	10,843	10,843	1,301
Total class-specific expenses	$59,546	$11,664	$13,140
International Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$1,002
Class 1A	$—	$33	4
Class 2	8,593	Not applicable	1,031
Class 3	29	Not applicable	5
Class 4	1,108	1,108	133
Total class-specific expenses	$9,730	$1,141	$2,175

New World Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$555
Class 1A	$—	$27	3
Class 2	2,062	Not applicable	247
Class 4	2,039	2,039	245
Total class-specific expenses	$4,101	$2,066	$1,050
Washington Mutual Investors Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$1,884
Class 1A	$—	$65	8
Class 2	7,523	Not applicable	903
Class 4	3,915	3,915	470
Total class-specific expenses	$11,438	$3,980	$3,265

335	American Funds Insurance Series

U.S. Small and Mid Cap Equity Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$—
Class 1A	$—	$—	—
Class 2	—	Not applicable	—
Class 4	— *	— *	1
Total class-specific expenses	$— *	$— *	$1
Capital World Growth and Income Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$179
Class 1A	$—	$21	3
Class 2	2,627	Not applicable	315
Class 4	638	637	77
Total class-specific expenses	$3,265	$658	$574

Growth-Income Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$7,144
Class 1A	$—	$100	12
Class 2	34,129	Not applicable	4,096
Class 3	272	Not applicable	45
Class 4	6,020	6,019	722
Total class-specific expenses	$40,421	$6,119	$12,019
International Growth and Income Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$5
Class 1A	$—	$15	2
Class 2	401	Not applicable	48
Class 4	377	377	45
Total class-specific expenses	$778	$392	$100

Capital Income Builder
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$209
Class 1A	$—	$28	4
Class 2	40	Not applicable	5
Class 4	1,512	1,512	181
Total class-specific expenses	$1,552	$1,540	$399
Asset Allocation Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$4,805
Class 1A	$—	$90	11
Class 2	10,896	Not applicable	1,308
Class 3	57	Not applicable	9
Class 4	15,908	15,908	1,909
Total class-specific expenses	$26,861	$15,998	$8,042

American Funds Global Balanced Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$30
Class 1A	$—	$8	1
Class 2	393	Not applicable	47
Class 4	345	344	41
Total class-specific expenses	$738	$352	$119
Refer to the end of the tables for footnote.
The Bond Fund of America
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$2,120
Class 1A	$—	$580	70
Class 2	7,062	Not applicable	847
Class 4	2,666	2,666	320
Total class-specific expenses	$9,728	$3,246	$3,357

American Funds Insurance Series	336

Capital World Bond Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$191
Class 1A	$—	$64	8
Class 2	1,986	Not applicable	238
Class 4	143	144	17
Total class-specific expenses	$2,129	$208	$454
American High-Income Trust
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$68
Class 1A	$—	$7	1
Class 2	1,337	Not applicable	161
Class 3	15	Not applicable	2
Class 4	317	317	38
Total class-specific expenses	$1,669	$324	$270

American Funds Mortgage Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$5
Class 1A	$—	$6	1
Class 2	108	Not applicable	13
Class 4	122	122	14
Total class-specific expenses	$230	$128	$33
Ultra-Short Bond Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$12
Class 1A	$—	$— †	— †
Class 2	654	Not applicable	78
Class 3	7	Not applicable	1
Class 4	130	130	16
Total class-specific expenses	$791	$130	$107

U.S. Government Securities Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$78
Class 1A	$—	$403	48
Class 2	2,657	Not applicable	319
Class 3	10	Not applicable	2
Class 4	477	477	57
Total class-specific expenses	$3,144	$880	$504
Managed Risk Growth Fund
Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$33
Class P2	$1,266	1,266
Total class-specific expenses	$1,266	$1,299

Managed Risk International Fund
Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$5
Class P2	$302	302
Total class-specific expenses	$302	$307
Refer to the end of the tables for footnote.
Managed Risk Washington Mutual Investors Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$7
Class P2	$814	814
Total class-specific expenses	$814	$821

337	American Funds Insurance Series

Managed Risk Growth-Income Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$4,886
Class P2	$701	701
Total class-specific expenses	$701	$5,587
Managed Risk Asset Allocation Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$26
Class P2	$5,198	5,198
Total class-specific expenses	$5,198	$5,224
*
Amount less than one thousand.
Miscellaneous fee reimbursements — CRMC reimbursed a portion of miscellaneous fees and expenses for U.S. Small and Mid Cap Equity Fund, Managed Risk International Fund, and Managed Risk Washington Mutual Investors Fund. These reimbursements may be adjusted or discontinued by CRMC, subject to any restrictions in the series’ prospectus. For the year ended December 31, 2024, total fees and expenses reimbursed by CRMC were $55,000. CRMC does not intend to recoup these reimbursements. Fees and expenses in each fund’s statement of operations are presented gross of any reimbursements from CRMC.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):
Fund	Current fees	Increase in value of deferred amounts	Total trustees’ compensation
Global Growth Fund	$20	$27	$47
Global Small Capitalization Fund	8	10	18
Growth Fund	106	142	248
International Fund	18	24	42
New World Fund	9	11	20
Washington Mutual Investors Fund	27	36	63
U.S. Small and Mid Cap Equity Fund	— *	— *	— *
Capital World Growth and Income Fund	5	6	11
Growth-Income Fund	99	131	230
International Growth and Income Fund	1	1	2
Capital Income Builder	3	4	7
Asset Allocation Fund	67	88	155
American Funds Global Balanced Fund	1	1	2
The Bond Fund of America	28	37	65
Capital World Bond Fund	4	5	9
American High-Income Trust	2	3	5
American Funds Mortgage Fund	— *	— *	— *
Ultra-Short Bond Fund	1	1	2
U.S. Government Securities Fund	4	6	10
Managed Risk Growth Fund	1	2	3
Managed Risk International Fund	1	— *	1
Managed Risk Washington Mutual Investors Fund	1	1	2
Managed Risk Growth-Income Fund	6	7	13
Managed Risk Asset Allocation Fund	6	6	12
*
Amount less than one thousand.
Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.

American Funds Insurance Series	338

Investments in CCBF and CCF — Some of the funds hold shares of CCBF, a corporate bond fund, and/or CCF, an institutional prime money market fund ,which are both  managed by CRMC. CCBF seeks to provide maximum total return consistent with capital preservation and prudent risk management by investing primarily in corporate debt instruments. CCBF is used as an investment vehicle for some of the funds’ corporate bond investments. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for some of the funds’ short-term investments. Both CCBF and CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from either CCBF or CCF.
Security transactions with related funds — The funds may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.
The following table presents purchase and sale transactions between each fund and related funds, and net realized gain or loss from such sales, if any, as of December 31, 2024 (dollars in thousands):
Fund	Purchases	Sales	Net realized gain (loss)
Global Growth Fund	$276,216	$236,679	$123,467
Global Small Capitalization Fund	24,215	39,957	9,327
Growth Fund	392,395	375,282	105,490
International Fund	70,631	172,362	4,917
New World Fund	45,374	59,032	2,208
Washington Mutual Investors Fund	117,827	97,485	23,095
Capital World Growth and Income Fund	25,388	32,356	5,754
Growth-Income Fund	552,860	1,142,847	444,349
International Growth and Income Fund	5,059	5,739	275
Capital Income Builder	18,368	11,457	2,718
Asset Allocation Fund	211,387	146,463	47,725
American Funds Global Balanced Fund	5,713	7,278	1,892
American High-Income Trust	220	220	—
8. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.
9. Committed line of credit

Global Small Capitalization Fund, New World Fund and American High-Income Trust participate with other funds managed by CRMC in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to fund shareholder redemptions. Each fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in each fund’s statement of operations. None of the funds borrowed on this line of credit at any time during the year ended December 31, 2024.

339	American Funds Insurance Series

10. Capital share transactions

Capital share transactions in each fund were as follows (dollars and shares in thousands):
Global Growth Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class 1	$182,743	4,922	$164,299	4,426	$(478,156)	(12,907)	$(131,114)	(3,559)
Class 1A	3,593	97	855	23	(3,164)	(85)	1,284	35
Class 2	64,877	1,789	160,470	4,397	(544,385)	(14,948)	(319,038)	(8,762)
Class 4	187,863	5,186	36,623	1,016	(80,774)	(2,235)	143,712	3,967
Total net increase (decrease)	$439,076	11,994	$362,247	9,862	$(1,106,479)	(30,175)	$(305,156)	(8,319)
Year ended December 31, 2023
Class 1	$192,718	6,033	$274,560	8,748	$(540,248)	(16,855)	$(72,970)	(2,074)
Class 1A	2,158	68	1,343	43	(2,107)	(66)	1,394	45
Class 2	39,498	1,245	289,912	9,380	(438,910)	(13,838)	(109,500)	(3,213)
Class 4	95,674	3,056	54,608	1,787	(77,844)	(2,499)	72,438	2,344
Total net increase (decrease)	$330,048	10,402	$620,423	19,958	$(1,059,109)	(33,258)	$(108,638)	(2,898)
Global Small Capitalization Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class 1	$82,737	4,519	$45,699	2,557	$(168,033)	(9,099)	$(39,597)	(2,023)
Class 1A	766	43	239	14	(637)	(35)	368	22
Class 2	58,585	3,367	85,994	5,139	(246,897)	(14,207)	(102,318)	(5,701)
Class 4	41,322	2,398	13,498	810	(37,390)	(2,159)	17,430	1,049
Total net increase (decrease)	$183,410	10,327	$145,430	8,520	$(452,957)	(25,500)	$(124,117)	(6,653)
Year ended December 31, 2023
Class 1	$91,477	5,345	$16,333	935	$(152,565)	(8,792)	$(44,755)	(2,512)
Class 1A	781	46	71	4	(530)	(31)	322	19
Class 2	39,394	2,481	28,267	1,715	(197,235)	(11,995)	(129,574)	(7,799)
Class 4	34,683	2,137	3,699	225	(36,779)	(2,285)	1,603	77
Total net increase (decrease)	$166,335	10,009	$48,370	2,879	$(387,109)	(23,103)	$(172,404)	(10,215)
Refer to the end of the tables for footnotes.

American Funds Insurance Series	340

Growth Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class 1	$1,283,657	11,196	$554,066	4,995	$(2,581,742)	(22,564)	$(744,019)	(6,373)
Class 1A	43,180	381	8,596	79	(33,697)	(304)	18,079	156
Class 2	414,661	3,673	506,251	4,690	(3,189,792)	(28,372)	(2,268,880)	(20,009)
Class 3	1,071	10	6,848	62	(32,036)	(278)	(24,117)	(206)
Class 4	874,214	7,971	107,359	1,032	(368,353)	(3,358)	613,220	5,645
Total net increase (decrease)	$2,616,783	23,231	$1,183,120	10,858	$(6,205,620)	(54,876)	$(2,405,717)	(20,787)
Year ended December 31, 2023
Class 1	$1,126,344	13,031	$952,995	11,055	$(2,473,911)	(28,345)	$(394,572)	(4,259)
Class 1A	39,167	473	14,169	166	(24,617)	(280)	28,719	359
Class 2	378,332	4,358	983,331	11,587	(2,226,251)	(25,522)	(864,588)	(9,577)
Class 3	2,841	32	12,720	146	(23,828)	(268)	(8,267)	(90)
Class 4	479,958	5,642	172,656	2,092	(306,686)	(3,644)	345,928	4,090
Total net increase (decrease)	$2,026,642	23,536	$2,135,871	25,046	$(5,055,293)	(58,059)	$(892,780)	(9,477)
International Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class 1	$103,818	5,617	$46,267	2,445	$(505,047)	(27,104)	$(354,962)	(19,042)
Class 1A	2,421	132	158	9	(2,072)	(114)	507	27
Class 2	294,279	16,201	40,220	2,136	(554,239)	(30,168)	(219,740)	(11,831)
Class 3	2	— [3]	191	10	(2,572)	(137)	(2,379)	(127)
Class 4	64,019	3,511	4,485	242	(49,713)	(2,726)	18,791	1,027
Total net increase (decrease)	$464,539	25,461	$91,321	4,842	$(1,113,643)	(60,249)	$(557,783)	(29,946)
Year ended December 31, 2023
Class 1	$116,405	7,036	$50,154	3,024	$(410,379)	(24,700)	$(243,820)	(14,640)
Class 1A	1,488	90	150	9	(1,420)	(86)	218	13
Class 2	132,534	7,999	42,608	2,582	(397,669)	(24,084)	(222,527)	(13,503)
Class 3	199	12	219	13	(1,551)	(92)	(1,133)	(67)
Class 4	41,507	2,540	4,367	269	(55,374)	(3,413)	(9,500)	(604)
Total net increase (decrease)	$292,133	17,677	$97,498	5,897	$(866,393)	(52,375)	$(476,762)	(28,801)
Refer to the end of the tables for footnotes.

341	American Funds Insurance Series

New World Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class 1	$211,139	7,770	$37,940	1,389	$(310,526)	(11,467)	$(61,447)	(2,308)
Class 1A	2,546	92	216	8	(1,406)	(52)	1,356	48
Class 2	97,709	3,717	15,121	562	(163,082)	(6,131)	(50,252)	(1,852)
Class 4	79,272	3,006	13,389	502	(106,780)	(4,055)	(14,119)	(547)
Total net increase (decrease)	$390,666	14,585	$66,666	2,461	$(581,794)	(21,705)	$(124,462)	(4,659)
Year ended December 31, 2023
Class 1	$86,114	3,585	$28,772	1,188	$(174,819)	(7,226)	$(59,933)	(2,453)
Class 1A	1,115	47	146	6	(1,025)	(43)	236	10
Class 2	59,693	2,497	11,303	473	(136,698)	(5,745)	(65,702)	(2,775)
Class 4	71,676	3,024	9,222	389	(93,668)	(3,971)	(12,770)	(558)
Total net increase (decrease)	$218,598	9,153	$49,443	2,056	$(406,210)	(16,985)	$(138,169)	(5,776)
Washington Mutual Investors Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class 1	$87,079	5,408	$161,220	9,874	$(948,618)	(58,997)	$(700,319)	(43,715)
Class 1A	4,491	279	628	38	(3,232)	(205)	1,887	112
Class 2	56,060	3,529	71,557	4,484	(477,590)	(30,368)	(349,973)	(22,355)
Class 4	260,219	16,589	36,302	2,301	(99,151)	(6,416)	197,370	12,474
Total net increase (decrease)	$407,849	25,805	$269,707	16,697	$(1,528,591)	(95,986)	$(851,035)	(53,484)
Year ended December 31, 2023
Class 1	$277,677	21,465	$170,023	12,648	$(697,429)	(52,419)	$(249,729)	(18,306)
Class 1A	9,396	729	532	40	(54,463)	(4,239)	(44,535)	(3,470)
Class 2	33,904	2,614	77,682	5,899	(358,013)	(27,290)	(246,427)	(18,777)
Class 4	156,923	12,161	31,807	2,442	(102,800)	(7,983)	85,930	6,620
Total net increase (decrease)	$477,900	36,969	$280,044	21,029	$(1,212,705)	(91,931)	$(454,761)	(33,933)
U.S. Small and Mid Cap Equity Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
For the period November 15, 2024[2] to December 31, 2024
Class 1	$10	1	$— [3]	— [3]	$—	—	$10	1
Class 1A	10	1	— [3]	— [3]	—	—	10	1
Class 2	10	1	— [3]	— [3]	—	—	10	1
Class 4	14,970	1,497	13	1	—	—	14,983	1,498
Total net increase (decrease)	$15,000	1,500	$13	1	$—	—	$15,013	1,501
Refer to the end of the tables for footnotes.

American Funds Insurance Series	342

Capital World Growth and Income Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class 1	$61,832	4,046	$11,187	709	$(124,340)	(8,176)	$(51,321)	(3,421)
Class 1A	1,263	86	144	9	(793)	(51)	614	44
Class 2	14,751	970	17,039	1,085	(177,803)	(11,812)	(146,013)	(9,757)
Class 4	31,604	2,138	3,943	258	(30,478)	(2,080)	5,069	316
Total net increase (decrease)	$109,450	7,240	$32,313	2,061	$(333,414)	(22,119)	$(191,651)	(12,818)
Year ended December 31, 2023
Class 1	$65,556	5,277	$11,348	873	$(143,262)	(11,299)	$(66,358)	(5,149)
Class 1A	755	60	126	9	(615)	(50)	266	19
Class 2	13,750	1,078	18,495	1,427	(147,991)	(11,668)	(115,746)	(9,163)
Class 4	31,436	2,536	3,732	296	(24,318)	(1,970)	10,850	862
Total net increase (decrease)	$111,497	8,951	$33,701	2,605	$(316,186)	(24,987)	$(170,988)	(13,431)
Growth-Income Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class 1	$332,044	5,020	$1,360,424	21,268	$(3,357,393)	(51,220)	$(1,664,925)	(24,932)
Class 1A	5,383	81	2,198	35	(5,242)	(81)	2,339	35
Class 2	113,447	1,761	760,811	12,154	(2,068,284)	(32,090)	(1,194,026)	(18,175)
Class 3	313	5	8,392	131	(19,777)	(301)	(11,072)	(165)
Class 4	332,452	5,218	131,545	2,144	(199,130)	(3,142)	264,867	4,220
Total net increase (decrease)	$783,639	12,085	$2,263,370	35,732	$(5,649,826)	(86,834)	$(2,602,817)	(39,017)
Year ended December 31, 2023
Class 1	$479,730	9,041	$1,404,035	26,362	$(2,739,803)	(50,914)	$(856,038)	(15,511)
Class 1A	4,149	77	2,090	40	(4,268)	(80)	1,971	37
Class 2	112,392	2,119	806,872	15,426	(1,545,914)	(29,027)	(626,650)	(11,482)
Class 3	280	5	8,705	163	(14,068)	(259)	(5,083)	(91)
Class 4	187,357	3,563	118,358	2,303	(175,879)	(3,369)	129,836	2,497
Total net increase (decrease)	$783,908	14,805	$2,340,060	44,294	$(4,479,932)	(83,649)	$(1,355,964)	(24,550)
Refer to the end of the tables for footnotes.

343	American Funds Insurance Series

International Growth and Income Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class 1	$3,051	287	$461	43	$(1,958)	(184)	$1,554	146
Class 1A	950	92	156	15	(1,296)	(129)	(190)	(22)
Class 2	5,039	489	3,897	378	(25,957)	(2,509)	(17,021)	(1,642)
Class 4	22,262	2,198	3,583	353	(19,235)	(1,887)	6,610	664
Total net increase (decrease)	$31,302	3,066	$8,097	789	$(48,446)	(4,709)	$(9,047)	(854)
Year ended December 31, 2023
Class 1	$3,526	363	$394	41	$(3,717)	(387)	$203	17
Class 1A	1,556	164	151	17	(992)	(105)	715	76
Class 2	3,978	424	3,950	423	(25,662)	(2,748)	(17,734)	(1,901)
Class 4	24,171	2,625	3,138	342	(21,164)	(2,297)	6,145	670
Total net increase (decrease)	$33,231	3,576	$7,633	823	$(51,535)	(5,537)	$(10,671)	(1,138)
Capital Income Builder
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class 1	$55,004	4,532	$25,389	2,057	$(74,884)	(6,100)	$5,509	489
Class 1A	1,738	141	397	32	(825)	(68)	1,310	105
Class 2	3,421	272	575	47	(1,546)	(126)	2,450	193
Class 4	82,282	6,662	19,315	1,565	(75,684)	(6,165)	25,913	2,062
Total net increase (decrease)	$142,445	11,607	$45,676	3,701	$(152,939)	(12,459)	$35,182	2,849
Year ended December 31, 2023
Class 1	$77,581	6,983	$19,561	1,773	$(60,168)	(5,393)	$36,974	3,363
Class 1A	524	47	290	26	(737)	(66)	77	7
Class 2	1,719	155	410	37	(1,019)	(92)	1,110	100
Class 4	50,560	4,553	14,650	1,330	(60,170)	(5,412)	5,040	471
Total net increase (decrease)	$130,384	11,738	$34,911	3,166	$(122,094)	(10,963)	$43,201	3,941
Refer to the end of the tables for footnotes.

American Funds Insurance Series	344

Asset Allocation Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class 1	$189,766	7,473	$1,052,819	42,339	$(2,193,455)	(86,366)	$(950,870)	(36,554)
Class 1A	9,384	373	2,270	91	(5,272)	(211)	6,382	253
Class 2	63,147	2,538	280,024	11,458	(646,053)	(25,867)	(302,882)	(11,871)
Class 3	546	22	2,019	81	(3,219)	(128)	(654)	(25)
Class 4	595,855	24,315	406,136	16,791	(703,265)	(28,339)	298,726	12,767
Total net increase (decrease)	$858,698	34,721	$1,743,268	70,760	$(3,551,264)	(140,911)	$(949,298)	(35,430)
Year ended December 31, 2023
Class 1	$315,966	14,009	$942,218	42,101	$(1,956,417)	(86,110)	$(698,233)	(30,000)
Class 1A	6,331	281	1,702	77	(4,607)	(204)	3,426	154
Class 2	42,695	1,904	254,377	11,536	(565,941)	(25,320)	(268,869)	(11,880)
Class 3	436	19	1,741	78	(2,528)	(111)	(351)	(14)
Class 4	217,843	9,818	326,200	14,919	(516,978)	(23,318)	27,065	1,419
Total net increase (decrease)	$583,271	26,031	$1,526,238	68,711	$(3,046,471)	(135,063)	$(936,962)	(40,321)
American Funds Global Balanced Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class 1	$5,008	386	$1,963	149	$(13,832)	(1,065)	$(6,861)	(530)
Class 1A	1,071	82	64	5	(316)	(25)	819	62
Class 2	5,061	388	2,714	208	(26,779)	(2,070)	(19,004)	(1,474)
Class 4	23,792	1,863	2,307	180	(15,540)	(1,226)	10,559	817
Total net increase (decrease)	$34,932	2,719	$7,048	542	$(56,467)	(4,386)	$(14,487)	(1,125)
Year ended December 31, 2023
Class 1	$24,292	2,019	$13,166	1,134	$(35,782)	(2,948)	$1,676	205
Class 1A	85	7	353	31	(220)	(18)	218	20
Class 2	4,268	348	21,444	1,856	(22,190)	(1,820)	3,522	384
Class 4	14,257	1,202	15,977	1,406	(12,127)	(1,019)	18,107	1,589
Total net increase (decrease)	$42,902	3,576	$50,940	4,427	$(70,319)	(5,805)	$23,523	2,198
Refer to the end of the tables for footnotes.

345	American Funds Insurance Series

The Bond Fund of America
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class 1	$997,057	104,811	$303,806	32,314	$(1,023,095)	(106,864)	$277,768	30,261
Class 1A	30,267	3,210	8,908	955	(69,212)	(7,414)	(30,037)	(3,249)
Class 2	118,960	12,741	115,243	12,454	(268,162)	(28,438)	(33,959)	(3,243)
Class 4	297,378	31,907	45,913	4,990	(82,229)	(8,801)	261,062	28,096
Total net increase (decrease)	$1,443,662	152,669	$473,870	50,713	$(1,442,698)	(151,517)	$474,834	51,865
Year ended December 31, 2023
Class 1	$988,201	104,121	$244,526	26,118	$(784,964)	(82,958)	$447,763	47,281
Class 1A	47,994	5,083	8,577	923	(22,212)	(2,334)	34,359	3,672
Class 2	129,127	13,768	97,823	10,606	(228,846)	(24,571)	(1,896)	(197)
Class 4	200,494	21,589	30,097	3,279	(66,304)	(7,144)	164,287	17,724
Total net increase (decrease)	$1,365,816	144,561	$381,023	40,926	$(1,102,326)	(117,007)	$644,513	68,480
Capital World Bond Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class 1	$50,423	5,049	$15,387	1,561	$(110,677)	(11,006)	$(44,867)	(4,396)
Class 1A	39,370	4,030	983	100	(1,586)	(160)	38,767	3,970
Class 2	107,727	10,975	16,410	1,683	(141,037)	(14,229)	(16,900)	(1,571)
Class 4	13,021	1,348	1,135	119	(7,549)	(775)	6,607	692
Total net increase (decrease)	$210,541	21,402	$33,915	3,463	$(260,849)	(26,170)	$(16,393)	(1,305)
Year ended December 31, 2023
Class 1	$41,684	4,293	$—	—	$(80,001)	(8,267)	$(38,317)	(3,974)
Class 1A	206	21	—	—	(169)	(17)	37	4
Class 2	88,520	9,189	—	—	(82,729)	(8,647)	5,791	542
Class 4	7,131	757	—	—	(6,337)	(672)	794	85
Total net increase (decrease)	$137,541	14,260	$—	—	$(169,236)	(17,603)	$(31,695)	(3,343)
Refer to the end of the tables for footnotes.

American Funds Insurance Series	346

American High-Income Trust
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class 1	$9,340	1,009	$15,096	1,627	$(25,253)	(2,709)	$(817)	(73)
Class 1A	996	107	199	21	(720)	(77)	475	51
Class 2	18,069	1,979	35,146	3,885	(64,581)	(7,119)	(11,366)	(1,255)
Class 3	151	16	529	57	(1,201)	(130)	(521)	(57)
Class 4	93,982	9,271	8,335	821	(55,362)	(5,531)	46,955	4,561
Total net increase (decrease)	$122,538	12,382	$59,305	6,411	$(147,117)	(15,566)	$34,726	3,227
Year ended December 31, 2023
Class 1	$4,239	480	$15,199	1,751	$(30,729)	(3,495)	$(11,291)	(1,264)
Class 1A	1,264	146	171	20	(180)	(20)	1,255	146
Class 2	12,480	1,448	36,273	4,277	(61,378)	(7,129)	(12,625)	(1,404)
Class 3	178	20	556	64	(1,269)	(144)	(535)	(60)
Class 4	55,861	5,819	5,958	629	(35,851)	(3,767)	25,968	2,681
Total net increase (decrease)	$74,022	7,913	$58,157	6,741	$(129,407)	(14,555)	$2,772	99
American Funds Mortgage Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class 1	$170	18	$804	87	$(279)	(30)	$695	75
Class 1A	976	105	121	13	(195)	(21)	902	97
Class 2	3,228	349	1,928	211	(5,636)	(603)	(480)	(43)
Class 4	18,316	1,981	2,148	239	(14,351)	(1,539)	6,113	681
Total net increase (decrease)	$22,690	2,453	$5,001	550	$(20,461)	(2,193)	$7,230	810
Year ended December 31, 2023
Class 1	$15,434	1,633	$656	71	$(274)	(29)	$15,816	1,675
Class 1A	494	53	71	8	(343)	(37)	222	24
Class 2	1,572	168	1,634	178	(5,679)	(604)	(2,473)	(258)
Class 4	11,209	1,208	1,600	177	(7,433)	(812)	5,376	573
Total net increase (decrease)	$28,709	3,062	$3,961	434	$(13,729)	(1,482)	$18,941	2,014
Refer to the end of the tables for footnotes.

347	American Funds Insurance Series

Ultra-Short Bond Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class 1	$16,477	1,429	$1,996	176	$(20,160)	(1,740)	$(1,687)	(135)
Class 1A	—	—	6	1	—	—	6	1
Class 2	57,235	5,128	12,858	1,175	(97,431)	(8,724)	(27,338)	(2,421)
Class 3	370	32	204	19	(841)	(74)	(267)	(23)
Class 4	19,303	1,714	2,569	233	(26,048)	(2,325)	(4,176)	(378)
Total net increase (decrease)	$93,385	8,303	$17,633	1,604	$(144,480)	(12,863)	$(33,462)	(2,956)
Year ended December 31, 2023
Class 1	$15,301	1,322	$1,981	175	$(27,332)	(2,377)	$(10,050)	(880)
Class 1A	104	9	5	— [3]	—	—	109	9
Class 2	49,580	4,448	12,823	1,169	(87,341)	(7,830)	(24,938)	(2,213)
Class 3	319	28	198	17	(579)	(51)	(62)	(6)
Class 4	32,945	2,924	2,524	229	(60,576)	(5,393)	(25,107)	(2,240)
Total net increase (decrease)	$98,249	8,731	$17,531	1,590	$(175,828)	(15,651)	$(60,048)	(5,330)
U.S. Government Securities Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class 1	$68,973	6,957	$10,757	1,108	$(60,235)	(6,083)	$19,495	1,982
Class 1A	283,124	28,940	11,344	1,174	(6,503)	(659)	287,965	29,455
Class 2	101,793	10,487	42,550	4,440	(132,491)	(13,544)	11,852	1,383
Class 3	881	89	204	21	(1,780)	(181)	(695)	(71)
Class 4	72,367	7,407	7,920	827	(45,157)	(4,667)	35,130	3,567
Total net increase (decrease)	$527,138	53,880	$72,775	7,570	$(246,166)	(25,134)	$353,747	36,316
Year ended December 31, 2023
Class 1	$55,970	5,604	$9,373	959	$(47,478)	(4,765)	$17,865	1,798
Class 1A	1,646	166	171	18	(905)	(92)	912	92
Class 2	89,575	9,065	39,206	4,068	(104,906)	(10,680)	23,875	2,453
Class 3	185	19	219	22	(967)	(97)	(563)	(56)
Class 4	58,408	5,912	6,275	651	(70,259)	(7,138)	(5,576)	(575)
Total net increase (decrease)	$205,784	20,766	$55,244	5,718	$(224,515)	(22,772)	$36,513	3,712
Managed Risk Growth Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class P1	$974	79	$93	8	$(2,663)	(220)	$(1,596)	(133)
Class P2	10,767	875	2,326	197	(100,353)	(8,347)	(87,260)	(7,275)
Total net increase (decrease)	$11,741	954	$2,419	205	$(103,016)	(8,567)	$(88,856)	(7,408)
Year ended December 31, 2023
Class P1	$2,318	221	$2,445	252	$(1,380)	(131)	$3,383	342
Class P2	15,188	1,407	109,238	11,379	(64,373)	(6,069)	60,053	6,717
Total net increase (decrease)	$17,506	1,628	$111,683	11,631	$(65,753)	(6,200)	$63,436	7,059
Refer to the end of the tables for footnotes.

American Funds Insurance Series	348

Managed Risk International Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class P1	$146	17	$29	3	$(232)	(27)	$(57)	(7)
Class P2	5,087	599	1,532	174	(14,961)	(1,722)	(8,342)	(949)
Total net increase (decrease)	$5,233	616	$1,561	177	$(15,193)	(1,749)	$(8,399)	(956)
Year ended December 31, 2023
Class P1	$282	34	$156	19	$(230)	(27)	$208	26
Class P2	3,795	459	10,696	1,309	(13,108)	(1,539)	1,383	229
Total net increase (decrease)	$4,077	493	$10,852	1,328	$(13,338)	(1,566)	$1,591	255
Managed Risk Washington Mutual Investors Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class P1	$290	26	$53	5	$(607)	(54)	$(264)	(23)
Class P2	6,900	617	5,422	490	(51,492)	(4,594)	(39,170)	(3,487)
Total net increase (decrease)	$7,190	643	$5,475	495	$(52,099)	(4,648)	$(39,434)	(3,510)
Year ended December 31, 2023
Class P1	$158	15	$422	43	$(478)	(47)	$102	11
Class P2	12,514	1,194	47,565	4,928	(40,947)	(3,988)	19,132	2,134
Total net increase (decrease)	$12,672	1,209	$47,987	4,971	$(41,425)	(4,035)	$19,234	2,145
Managed Risk Growth-Income Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class P1	$16,125	1,168	$58,164	4,309	$(346,171)	(25,246)	$(271,882)	(19,769)
Class P2	4,069	297	7,744	582	(53,124)	(3,920)	(41,311)	(3,041)
Total net increase (decrease)	$20,194	1,465	$65,908	4,891	$(399,295)	(29,166)	$(313,193)	(22,810)
Year ended December 31, 2023
Class P1	$30,902	2,476	$260,286	22,694	$(233,754)	(19,325)	$57,434	5,845
Class P2	7,934	662	37,088	3,259	(38,477)	(3,190)	6,545	731
Total net increase (decrease)	$38,836	3,138	$297,374	25,953	$(272,231)	(22,515)	$63,979	6,576
Refer to the end of the tables for footnotes.

349	American Funds Insurance Series

Managed Risk Asset Allocation Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class P1	$1,509	116	$365	29	$(1,325)	(108)	$549	37
Class P2	32,478	2,619	68,762	5,709	(396,241)	(32,260)	(295,001)	(23,932)
Total net increase (decrease)	$33,987	2,735	$69,127	5,738	$(397,566)	(32,368)	$(294,452)	(23,895)
Year ended December 31, 2023
Class P1	$3,002	267	$1,016	92	$(1,021)	(88)	$2,997	271
Class P2	18,885	1,651	286,099	26,654	(309,678)	(27,225)	(4,694)	1,080
Total net increase (decrease)	$21,887	1,918	$287,115	26,746	$(310,699)	(27,313)	$(1,697)	1,351
1
Includes exchanges between share classes of the fund.
2
Commencement of operations.
3
Amount less than one thousand.
11. Ownership concentration

At December 31, 2024, American Funds Insurance Series - Portfolio Series - Managed Risk Growth and Income Portfolio held 18% and 15% of the outstanding shares of American Funds Insurance Series - Capital World Growth and Income Fund and American Funds Insurance Series - Capital Income Builder, respectively. Furthermore, American Funds Insurance Series - Portfolio Series - Managed Risk Global Allocation Portfolio held 18% of the outstanding shares of American Funds Insurance Series - American Funds Global Balanced Fund.
In addition, CRMC held aggregate ownership of 100% of the outstanding shares of American Funds Insurance Series - U.S. Small and Mid Cap Equity Fund. The ownership percentage represents the seed money invested in the fund when it began operations. American Funds Insurance Series - U.S. Small and Mid Cap Equity Fund began operations on November 15, 2024.
12. Investment transactions and other disclosures

The following tables present additional information for each fund for the year ended December 31, 2024 (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Washington Mutual Investors Fund
Purchases of investment securities*	$3,164,887	$1,404,853	$9,972,568	$2,417,180	$1,820,644	$3,260,404
Sales of investment securities*	3,769,006	1,651,883	13,805,985	3,239,267	1,935,286	4,101,698
Non-U.S. taxes paid on dividend income	5,391	4,051	6,800	10,559	5,330	1,790
Non-U.S. taxes paid on interest income	—	25	—	—	99	—
Non-U.S. taxes paid (refunded) on realized gains	449	9,294	—	19,388	11,656	—
Non-U.S. taxes provided on unrealized appreciation	4,595	19,329	—	30,847	20,878	—

Refer to the end of the tables for footnotes.

American Funds Insurance Series	350

	U.S. Small and Mid Cap Equity Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund
Purchases of investment securities*	$15,102	$617,083	$17,545,556	$124,782	$1,191,489	$30,001,833
Sales of investment securities*	430	797,075	21,898,856	136,137	1,165,511	31,359,801
Non-U.S. taxes paid on dividend income	—	2,216	5,123	830	1,514	6,746
Non-U.S. taxes paid on interest income	—	—	16	1	—	—
Non-U.S. taxes paid (refunded) on realized gains	—	562	(591)	65	172	—
Non-U.S. taxes provided on unrealized appreciation	—	465	—	92	768	—

	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund
Purchases of investment securities*	$523,877	$35,318,918	$3,775,383	$390,487	$668,430	$—
Sales of investment securities*	536,068	35,418,355	3,739,907	379,388	670,997	—
Non-U.S. taxes paid on dividend income	339	—	—	9	—	—
Non-U.S. taxes paid on interest income	10	51	155	—	—	—
Non-U.S. taxes paid (refunded) on realized gains	86	—	64	—	—	—
Non-U.S. taxes provided on unrealized appreciation	226	—	133	—	—	—

	U.S. Government Securities Fund	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Purchases of investment securities*	$5,968,447	$66,860	$13,222	$26,393	$276,151	$140,909
Sales of investment securities*	5,952,344	160,102	25,321	70,105	573,720	395,647
*
Excludes short-term securities and U.S. government obligations, if any.

351	American Funds Insurance Series

Financial highlights

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Global Growth Fund
Class 1:
12/31/2024	$33.92	$.44	$4.29	$4.73	$(.67 )	$(1.07)	$(1.74)	$36.91	13.94%	$3,589	.52%	.41%	1.20%
12/31/2023	30.18	.36	6.30	6.66	(.37 )	(2.55)	(2.92)	33.92	22.91	3,418.52		.41	1.13
12/31/2022	45.46	.34	(11.34)	(11.00)	(.31 )	(3.97)	(4.28)	30.18	(24.54)	3,104.53		.46	1.01
12/31/2021	41.16	.25	6.48	6.73	(.26 )	(2.17)	(2.43)	45.46	16.72	4,270.55		.54	.56
12/31/2020	32.57	.20	9.56	9.76	(.21 )	(.96 )	(1.17)	41.16	30.79	3,309.56		.56	.59
Class 1A:
12/31/2024	33.74	.35	4.26	4.61	(.58 )	(1.07)	(1.65)	36.70	13.67	20.77		.66	.95
12/31/2023	30.04	.28	6.26	6.54	(.29 )	(2.55)	(2.84)	33.74	22.60	18.77		.66	.88
12/31/2022	45.28	.26	(11.31)	(11.05)	(.22 )	(3.97)	(4.19)	30.04	(24.73)	14.78		.71	.78
12/31/2021	41.02	.14	6.46	6.60	(.17 )	(2.17)	(2.34)	45.28	16.45	18.80		.79	.33
12/31/2020	32.47	.12	9.52	9.64	(.13 )	(.96 )	(1.09)	41.02	30.49	12.81		.81	.34
Class 2:
12/31/2024	33.44	.35	4.22	4.57	(.57 )	(1.07)	(1.64)	36.37	13.68	3,512.77		.66	.95
12/31/2023	29.79	.28	6.21	6.49	(.29 )	(2.55)	(2.84)	33.44	22.60	3,522.77		.66	.88
12/31/2022	44.94	.25	(11.21)	(10.96)	(.22 )	(3.97)	(4.19)	29.79	(24.74)	3,234.78		.71	.76
12/31/2021	40.72	.13	6.41	6.54	(.15 )	(2.17)	(2.32)	44.94	16.42	4,559.80		.80	.30
12/31/2020	32.24	.12	9.44	9.56	(.12 )	(.96 )	(1.08)	40.72	30.47	4,387.81		.81	.34
Class 4:
12/31/2024	33.08	.25	4.18	4.43	(.51 )	(1.07)	(1.58)	35.93	13.39	937	1.02	.91	.69
12/31/2023	29.51	.20	6.14	6.34	(.22 )	(2.55)	(2.77)	33.08	22.29	732	1.02	.91	.63
12/31/2022	44.57	.17	(11.12)	(10.95)	(.14 )	(3.97)	(4.11)	29.51	(24.92)	584	1.03	.96	.52
12/31/2021	40.45	.03	6.35	6.38	(.09 )	(2.17)	(2.26)	44.57	16.14	744	1.05	1.04	.07
12/31/2020	32.05	.03	9.38	9.41	(.05 )	(.96 )	(1.01)	40.45	30.17	533	1.06	1.06	.09
Refer to the end of the tables for footnotes.

American Funds Insurance Series	352

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Global Small Capitalization Fund
Class 1:
12/31/2024	$18.57	$.12	$.34	$.46	$(.23 )	$(.65 )	$(.88 )	$18.15	2.59%	$942	.70%	.67%	.66%
12/31/2023	16.22	.11	2.53	2.64	(.08 )	(.21 )	(.29 )	18.57	16.45	1,001.70		.65	.63
12/31/2022	34.17	.05	(9.50)	(9.45)	—	(8.50)	(8.50)	16.22	(29.37)	916.72		.69	.24
12/31/2021	32.64	(.02 )	2.32	2.30	—	(.77 )	(.77 )	34.17	6.98	1,707.74		.74	(.07 )
12/31/2020	26.80	(.01 )	7.49	7.48	(.05 )	(1.59)	(1.64)	32.64	30.04	2,391.75		.75	(.06 )
Class 1A:
12/31/2024	18.31	.07	.34	.41	(.19 )	(.65 )	(.84 )	17.88	2.34	5.95		.92	.40
12/31/2023	16.00	.06	2.50	2.56	(.04 )	(.21 )	(.25 )	18.31	16.15	5.95		.90	.38
12/31/2022	33.93	— [4]	(9.43)	(9.43)	—	(8.50)	(8.50)	16.00	(29.54)	4.97		.94	— [5]
12/31/2021	32.49	(.07 )	2.28	2.21	—	(.77 )	(.77 )	33.93	6.73	5.99		.99	(.21 )
12/31/2020	26.74	(.09 )	7.48	7.39	(.05 )	(1.59)	(1.64)	32.49	29.72	1.99		.99	(.33 )
Class 2:
12/31/2024	17.50	.07	.32	.39	(.19 )	(.65 )	(.84 )	17.05	2.33	1,733.95		.92	.41
12/31/2023	15.30	.06	2.39	2.45	(.04 )	(.21 )	(.25 )	17.50	16.17	1,879.95		.90	.38
12/31/2022	32.94	— [4]	(9.14)	(9.14)	—	(8.50)	(8.50)	15.30	(29.55)	1,762.97		.94	— [5]
12/31/2021	31.56	(.10 )	2.25	2.15	—	(.77 )	(.77 )	32.94	6.74	2,521.99		.99	(.30 )
12/31/2020	26.02	(.08 )	7.25	7.17	(.04 )	(1.59)	(1.63)	31.56	29.72	2,653	1.00	1.00	(.31 )
Class 4:
12/31/2024	17.46	.03	.32	.35	(.15 )	(.65 )	(.80 )	17.01	2.12	310	1.20	1.17	.15
12/31/2023	15.28	.02	2.37	2.39	— [4]	(.21 )	(.21 )	17.46	15.79	300	1.20	1.15	.13
12/31/2022	32.96	(.05 )	(9.13)	(9.18)	—	(8.50)	(8.50)	15.28	(29.69)	261	1.22	1.19	(.25 )
12/31/2021	31.67	(.18 )	2.24	2.06	—	(.77 )	(.77 )	32.96	6.43	344	1.24	1.24	(.53 )
12/31/2020	26.16	(.14 )	7.27	7.13	(.03 )	(1.59)	(1.62)	31.67	29.39	268	1.25	1.25	(.56 )
Refer to the end of the tables for footnotes.

353	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Growth Fund
Class 1:
12/31/2024	$99.44	$.51	$30.78	$31.29	$(.67 )	$(2.59)	$(3.26)	$127.47	31.96%	$21,469	.34%	.45%
12/31/2023	76.29	.57	28.16	28.73	(.54 )	(5.04)	(5.58)	99.44	38.81	17,382.35		.65
12/31/2022	127.58	.58	(37.03)	(36.45)	(.53 )	(14.31)	(14.84)	76.29	(29.75)	13,660.35		.64
12/31/2021	120.22	.46	24.29	24.75	(.58 )	(16.81)	(17.39)	127.58	22.30	19,783.34		.37
12/31/2020	81.22	.43	41.28	41.71	(.53 )	(2.18)	(2.71)	120.22	52.45	15,644.35		.46
Class 1A:
12/31/2024	98.46	.22	30.43	30.65	(.41 )	(2.59)	(3.00)	126.11	31.61	377.59		.20
12/31/2023	75.61	.35	27.88	28.23	(.34 )	(5.04)	(5.38)	98.46	38.47	280.60		.40
12/31/2022	126.70	.39	(36.79)	(36.40)	(.38 )	(14.31)	(14.69)	75.61	(29.93)	187.60		.45
12/31/2021	119.59	.16	24.11	24.27	(.35 )	(16.81)	(17.16)	126.70	21.97	121.59		.13
12/31/2020	80.92	.20	41.05	41.25	(.40 )	(2.18)	(2.58)	119.59	52.07	60.60		.21
Class 2:
12/31/2024	98.20	.22	30.34	30.56	(.38 )	(2.59)	(2.97)	125.79	31.61	20,386.59		.20
12/31/2023	75.41	.35	27.80	28.15	(.32 )	(5.04)	(5.36)	98.20	38.49	17,879.60		.40
12/31/2022	126.28	.35	(36.62)	(36.27)	(.29 )	(14.31)	(14.60)	75.41	(29.94)	14,452.60		.38
12/31/2021	119.18	.15	24.03	24.18	(.27 )	(16.81)	(17.08)	126.28	21.97	21,986.59		.12
12/31/2020	80.57	.19	40.89	41.08	(.29 )	(2.18)	(2.47)	119.18	52.10	20,594.60		.21
Class 3:
12/31/2024	100.54	.30	31.09	31.39	(.46 )	(2.59)	(3.05)	128.88	31.70	276.52		.27
12/31/2023	77.09	.42	28.45	28.87	(.38 )	(5.04)	(5.42)	100.54	38.56	236.53		.47
12/31/2022	128.68	.42	(37.35)	(36.93)	(.35 )	(14.31)	(14.66)	77.09	(29.89)	188.53		.45
12/31/2021	121.13	.24	24.47	24.71	(.35 )	(16.81)	(17.16)	128.68	22.07	302.52		.19
12/31/2020	81.84	.26	41.56	41.82	(.35 )	(2.18)	(2.53)	121.13	52.20	279.53		.28
Class 4:
12/31/2024	95.70	(.06 )	29.52	29.46	(.19 )	(2.59)	(2.78)	122.38	31.29	5,195.84		(.06 )
12/31/2023	73.64	.13	27.12	27.25	(.15 )	(5.04)	(5.19)	95.70	38.13	3,522.85		.15
12/31/2022	123.79	.12	(35.87)	(35.75)	(.09 )	(14.31)	(14.40)	73.64	(30.11)	2,409.85		.14
12/31/2021	117.24	(.15 )	23.59	23.44	(.08 )	(16.81)	(16.89)	123.79	21.69	3,214.84		(.13 )
12/31/2020	79.41	(.04 )	40.24	40.20	(.19 )	(2.18)	(2.37)	117.24	51.71	2,347.85		(.04 )
Refer to the end of the tables for footnotes.

American Funds Insurance Series	354

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
International Fund
Class 1:
12/31/2024	$17.50	$.23	$.38	$.61	$(.27 )	$—	$(.27 )	$17.84	3.40%	$3,080	.52%	1.26%
12/31/2023	15.31	.25	2.20	2.45	(.26 )	—	(.26 )	17.50	16.12	3,353.53		1.50
12/31/2022	22.70	.34	(4.79)	(4.45)	(.34 )	(2.60)	(2.94)	15.31	(20.57)	3,157.54		1.95
12/31/2021	23.64	.38	(.67 )	(.29 )	(.65 )	—	(.65 )	22.70	(1.23)	4,747.55		1.57
12/31/2020	20.86	.14	2.82	2.96	(.18 )	—	(.18 )	23.64	14.28	5,652.55		.71
Class 1A:
12/31/2024	17.41	.18	.38	.56	(.22 )	—	(.22 )	17.75	3.17	13.77		.99
12/31/2023	15.23	.21	2.19	2.40	(.22 )	—	(.22 )	17.41	15.85	12.78		1.24
12/31/2022	22.61	.30	(4.78)	(4.48)	(.30 )	(2.60)	(2.90)	15.23	(20.80)	10.79		1.73
12/31/2021	23.55	.33	(.67 )	(.34 )	(.60 )	—	(.60 )	22.61	(1.47)	12.80		1.39
12/31/2020	20.80	.08	2.81	2.89	(.14 )	—	(.14 )	23.55	13.96	10.80		.43
Class 2:
12/31/2024	17.41	.19	.37	.56	(.22 )	—	(.22 )	17.75	3.16	3,238.77		1.00
12/31/2023	15.23	.21	2.19	2.40	(.22 )	—	(.22 )	17.41	15.84	3,382.78		1.24
12/31/2022	22.60	.29	(4.76)	(4.47)	(.30 )	(2.60)	(2.90)	15.23	(20.79)	3,164.79		1.71
12/31/2021	23.54	.33	(.68 )	(.35 )	(.59 )	—	(.59 )	22.60	(1.49)	4,190.80		1.35
12/31/2020	20.78	.09	2.80	2.89	(.13 )	—	(.13 )	23.54	13.97	4,481.80		.46
Class 3:
12/31/2024	17.56	.20	.37	.57	(.23 )	—	(.23 )	17.90	3.19	15.70		1.08
12/31/2023	15.35	.22	2.22	2.44	(.23 )	—	(.23 )	17.56	15.99	17.71		1.32
12/31/2022	22.76	.31	(4.81)	(4.50)	(.31 )	(2.60)	(2.91)	15.35	(20.76)	16.72		1.78
12/31/2021	23.69	.34	(.67 )	(.33 )	(.60 )	—	(.60 )	22.76	(1.39)	21.73		1.41
12/31/2020	20.92	.10	2.81	2.91	(.14 )	—	(.14 )	23.69	14.00	25.73		.53
Class 4:
12/31/2024	17.13	.14	.37	.51	(.18 )	—	(.18 )	17.46	2.93	441	1.02	.74
12/31/2023	14.99	.16	2.16	2.32	(.18 )	—	(.18 )	17.13	15.56	415	1.03	.99
12/31/2022	22.31	.25	(4.71)	(4.46)	(.26 )	(2.60)	(2.86)	14.99	(21.02)	373	1.04	1.47
12/31/2021	23.25	.27	(.67 )	(.40 )	(.54 )	—	(.54 )	22.31	(1.71)	459	1.05	1.13
12/31/2020	20.54	.04	2.76	2.80	(.09 )	—	(.09 )	23.25	13.66	423	1.05	.21
Refer to the end of the tables for footnotes.

355	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
New World Fund
Class 1:
12/31/2024	$25.48	$.43	$1.32	$1.75	$(.44 )	$(.12 )	$(.56 )	$26.67	6.86%	$1,800	.64%	.57%	1.60%
12/31/2023	22.30	.40	3.19	3.59	(.41 )	—	(.41 )	25.48	16.22	1,778.64		.57	1.64
12/31/2022	31.83	.37	(7.17)	(6.80)	(.39 )	(2.34)	(2.73)	22.30	(21.86)	1,610.68		.57	1.48
12/31/2021	31.59	.29	1.38	1.67	(.36 )	(1.07)	(1.43)	31.83	5.16	2,443.74		.56	.88
12/31/2020	25.84	.15	5.93	6.08	(.06 )	(.27 )	(.33 )	31.59	23.89	2,309.76		.64	.58
Class 1A:
12/31/2024	25.36	.36	1.31	1.67	(.38 )	(.12 )	(.50 )	26.53	6.58	12.89		.82	1.33
12/31/2023	22.19	.33	3.20	3.53	(.36 )	—	(.36 )	25.36	15.98	10.89		.82	1.38
12/31/2022	31.70	.30	(7.15)	(6.85)	(.32 )	(2.34)	(2.66)	22.19	(22.09)	9.93		.82	1.24
12/31/2021	31.43	.17	1.41	1.58	(.24 )	(1.07)	(1.31)	31.70	4.90	12.99		.81	.54
12/31/2020	25.74	.07	5.92	5.99	(.03 )	(.27 )	(.30 )	31.43	23.63	18	1.01	.87	.26
Class 2:
12/31/2024	25.17	.36	1.30	1.66	(.38 )	(.12 )	(.50 )	26.33	6.55	791.89		.82	1.36
12/31/2023	22.02	.33	3.17	3.50	(.35 )	—	(.35 )	25.17	15.99	803.89		.82	1.39
12/31/2022	31.48	.30	(7.10)	(6.80)	(.32 )	(2.34)	(2.66)	22.02	(22.10)	764.93		.82	1.24
12/31/2021	31.25	.20	1.38	1.58	(.28 )	(1.07)	(1.35)	31.48	4.92	1,086.99		.81	.63
12/31/2020	25.59	.08	5.87	5.95	(.02 )	(.27 )	(.29 )	31.25	23.58	1,109	1.01	.89	.34
Class 4:
12/31/2024	24.95	.29	1.28	1.57	(.31 )	(.12 )	(.43 )	26.09	6.33	809	1.14	1.07	1.10
12/31/2023	21.84	.27	3.14	3.41	(.30 )	—	(.30 )	24.95	15.67	787	1.14	1.07	1.14
12/31/2022	31.24	.24	(7.03)	(6.79)	(.27 )	(2.34)	(2.61)	21.84	(22.25)	701	1.18	1.07	.99
12/31/2021	31.04	.12	1.36	1.48	(.21 )	(1.07)	(1.28)	31.24	4.63	906	1.24	1.06	.38
12/31/2020	25.47	.02	5.83	5.85	(.01 )	(.27 )	(.28 )	31.04	23.29	807	1.26	1.14	.08
Refer to the end of the tables for footnotes.

American Funds Insurance Series	356

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Washington Mutual Investors Fund
Class 1:
12/31/2024	$14.49	$.29	$2.51	$2.80	$(.30 )	$(.13 )	$(.43 )	$16.86	19.40%	$6,269	.41%	.26%	1.78%
12/31/2023	12.69	.28	1.92	2.20	(.28 )	(.12 )	(.40 )	14.49	17.66	6,020.41		.27	2.07
12/31/2022	18.09	.31	(1.69)	(1.38)	(.30 )	(3.72)	(4.02)	12.69	(8.28)	5,507.41		.26	2.13
12/31/2021	14.35	.29	3.73	4.02	(.28 )	—	(.28 )	18.09	28.12	6,766.42		.31	1.79
12/31/2020	13.56	.25	.95	1.20	(.26 )	(.15 )	(.41 )	14.35	9.04	5,684.43		.43	2.00
Class 1A:
12/31/2024	14.43	.25	2.50	2.75	(.26 )	(.13 )	(.39 )	16.79	19.15	29.66		.51	1.53
12/31/2023	12.61	.23	1.92	2.15	(.21 )	(.12 )	(.33 )	14.43	17.29	23.66		.52	1.77
12/31/2022	17.96	.27	(1.67)	(1.40)	(.23 )	(3.72)	(3.95)	12.61	(8.45)	64.66		.51	1.76
12/31/2021	14.28	.27	3.67	3.94	(.26 )	—	(.26 )	17.96	27.70	169.67		.53	1.62
12/31/2020	13.51	.23	.93	1.16	(.24 )	(.15 )	(.39 )	14.28	8.79	25.67		.67	1.78
Class 2:
12/31/2024	14.21	.24	2.47	2.71	(.26 )	(.13 )	(.39 )	16.53	19.14	3,002.66		.51	1.53
12/31/2023	12.46	.24	1.88	2.12	(.25 )	(.12 )	(.37 )	14.21	17.29	2,899.66		.52	1.82
12/31/2022	17.83	.26	(1.65)	(1.39)	(.26 )	(3.72)	(3.98)	12.46	(8.45)	2,775.66		.51	1.88
12/31/2021	14.15	.25	3.67	3.92	(.24 )	—	(.24 )	17.83	27.78	3,426.67		.56	1.54
12/31/2020	13.39	.22	.91	1.13	(.22 )	(.15 )	(.37 )	14.15	8.68	3,082.68		.68	1.75
Class 4:
12/31/2024	14.06	.20	2.44	2.64	(.23 )	(.13 )	(.36 )	16.34	18.85	1,766.91		.76	1.28
12/31/2023	12.34	.20	1.86	2.06	(.22 )	(.12 )	(.34 )	14.06	16.97	1,344.91		.77	1.58
12/31/2022	17.71	.23	(1.64)	(1.41)	(.24 )	(3.72)	(3.96)	12.34	(8.69)	1,098.91		.77	1.64
12/31/2021	14.06	.21	3.65	3.86	(.21 )	—	(.21 )	17.71	27.51	1,104.92		.81	1.30
12/31/2020	13.31	.19	.91	1.10	(.20 )	(.15 )	(.35 )	14.06	8.47	788.93		.93	1.51
Refer to the end of the tables for footnotes.

357	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
U.S. Small and Mid Cap Equity Fund
Class 1:
12/31/2024[6,7]	$10.00	$.01	$(.29 )	$(.28 )	$(.01 )	$—	$(.01 )	$9.71	(2.81)%[8,9]	$— [10]	.59%[9,11]	.54%[9,11]	.72%[9,11]
Class 1A:
12/31/2024[6,7]	10.00	.01	(.29 )	(.28 )	(.01 )	—	(.01 )	9.71	(2.81)[8,9]	— [10]	.59 [9,11]	.54 [9,11]	.72 [9,11]
Class 2:
12/31/2024[6,7]	10.00	.01	(.29 )	(.28 )	(.01 )	—	(.01 )	9.71	(2.81)[8,9]	— [10]	.59 [9,11]	.54 [9,11]	.72 [9,11]
Class 4:
12/31/2024[6,7]	10.00	.01	(.29 )	(.28 )	(.01 )	—	(.01 )	9.71	(2.82)[8,9]	15	.59 [9,11]	.55 [9,11]	.71 [9,11]
Refer to the end of the tables for footnotes.

American Funds Insurance Series	358

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Capital World Growth and Income Fund
Class 1:
12/31/2024	$13.85	$.27	$1.71	$1.98	$(.30 )	$—	$(.30 )	$15.53	14.24%	$597	.52%	.42%	1.75%
12/31/2023	11.67	.27	2.19	2.46	(.28 )	—	(.28 )	13.85	21.22	579.52		.41	2.08
12/31/2022	18.42	.32	(3.28)	(2.96)	(.34 )	(3.45)	(3.79)	11.67	(17.13)	548.57		.41	2.36
12/31/2021	16.67	.38	2.10	2.48	(.33 )	(.40 )	(.73 )	18.42	15.03	812.63		.47	2.14
12/31/2020	15.92	.22	1.14	1.36	(.23 )	(.38 )	(.61 )	16.67	9.03	657.66		.66	1.49
Class 1A:
12/31/2024	13.77	.23	1.70	1.93	(.26 )	—	(.26 )	15.44	14.00	8.77		.67	1.50
12/31/2023	11.61	.23	2.18	2.41	(.25 )	—	(.25 )	13.77	20.87	7.77		.66	1.83
12/31/2022	18.34	.28	(3.25)	(2.97)	(.31 )	(3.45)	(3.76)	11.61	(17.29)	6.82		.66	2.13
12/31/2021	16.62	.37	2.06	2.43	(.31 )	(.40 )	(.71 )	18.34	14.71	7.88		.70	2.08
12/31/2020	15.88	.18	1.13	1.31	(.19 )	(.38 )	(.57 )	16.62	8.78	2.90		.90	1.23
Class 2:
12/31/2024	13.81	.23	1.71	1.94	(.26 )	—	(.26 )	15.49	14.00	1,015.77		.67	1.51
12/31/2023	11.64	.23	2.18	2.41	(.24 )	—	(.24 )	13.81	20.88	1,040.77		.66	1.83
12/31/2022	18.38	.28	(3.26)	(2.98)	(.31 )	(3.45)	(3.76)	11.64	(17.33)	983.82		.66	2.11
12/31/2021	16.63	.33	2.11	2.44	(.29 )	(.40 )	(.69 )	18.38	14.78	1,340.88		.73	1.85
12/31/2020	15.89	.18	1.13	1.31	(.19 )	(.38 )	(.57 )	16.63	8.73	1,349.91		.91	1.23
Class 4:
12/31/2024	13.46	.18	1.67	1.85	(.23 )	—	(.23 )	15.08	13.70	268	1.02	.92	1.25
12/31/2023	11.35	.19	2.14	2.33	(.22 )	—	(.22 )	13.46	20.65	235	1.02	.91	1.57
12/31/2022	18.04	.24	(3.20)	(2.96)	(.28 )	(3.45)	(3.73)	11.35	(17.57)	188	1.07	.91	1.86
12/31/2021	16.35	.29	2.06	2.35	(.26 )	(.40 )	(.66 )	18.04	14.46	225	1.13	.97	1.65
12/31/2020	15.63	.14	1.12	1.26	(.16 )	(.38 )	(.54 )	16.35	8.55	166	1.16	1.16	.97
Refer to the end of the tables for footnotes.

359	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Growth-Income Fund
Class 1:
12/31/2024	$59.26	$.84	$13.33	$14.17	$(.89 )	$(2.95)	$(3.84)	$69.59	24.55%	$24,476	.28%	1.28%
12/31/2023	50.21	.86	11.96	12.82	(.88 )	(2.89)	(3.77)	59.26	26.47	22,319.29		1.60
12/31/2022	67.35	.85	(11.50)	(10.65)	(.83 )	(5.66)	(6.49)	50.21	(16.28)	19,692.29		1.54
12/31/2021	55.38	.79	12.64	13.43	(.86 )	(.60 )	(1.46)	67.35	24.42	25,507.29		1.28
12/31/2020	50.71	.75	6.02	6.77	(.80 )	(1.30)	(2.10)	55.38	13.81	22,903.29		1.52
Class 1A:
12/31/2024	58.88	.67	13.24	13.91	(.74 )	(2.95)	(3.69)	69.10	24.25	44.53		1.02
12/31/2023	49.93	.72	11.87	12.59	(.75 )	(2.89)	(3.64)	58.88	26.12	35.54		1.35
12/31/2022	67.02	.71	(11.44)	(10.73)	(.70 )	(5.66)	(6.36)	49.93	(16.48)	28.54		1.30
12/31/2021	55.16	.65	12.55	13.20	(.74 )	(.60 )	(1.34)	67.02	24.08	32.53		1.04
12/31/2020	50.54	.63	5.99	6.62	(.70 )	(1.30)	(2.00)	55.16	13.55	16.54		1.28
Class 2:
12/31/2024	58.30	.66	13.10	13.76	(.73 )	(2.95)	(3.68)	68.38	24.23	13,882.53		1.03
12/31/2023	49.46	.72	11.75	12.47	(.74 )	(2.89)	(3.63)	58.30	26.14	12,894.54		1.35
12/31/2022	66.44	.70	(11.33)	(10.63)	(.69 )	(5.66)	(6.35)	49.46	(16.50)	11,508.54		1.29
12/31/2021	54.66	.63	12.45	13.08	(.70 )	(.60 )	(1.30)	66.44	24.10	15,319.54		1.03
12/31/2020	50.08	.62	5.93	6.55	(.67 )	(1.30)	(1.97)	54.66	13.54	14,012.54		1.27
Class 3:
12/31/2024	59.40	.72	13.36	14.08	(.77 )	(2.95)	(3.72)	69.76	24.32	155.46		1.10
12/31/2023	50.33	.77	11.97	12.74	(.78 )	(2.89)	(3.67)	59.40	26.23	142.47		1.42
12/31/2022	67.48	.75	(11.51)	(10.76)	(.73 )	(5.66)	(6.39)	50.33	(16.43)	125.47		1.36
12/31/2021	55.49	.68	12.65	13.33	(.74 )	(.60 )	(1.34)	67.48	24.18	166.47		1.10
12/31/2020	50.81	.66	6.02	6.68	(.70 )	(1.30)	(2.00)	55.49	13.60	154.47		1.34
Class 4:
12/31/2024	57.34	.49	12.86	13.35	(.60 )	(2.95)	(3.55)	67.14	23.93	2,698.78		.78
12/31/2023	48.72	.57	11.57	12.14	(.63 )	(2.89)	(3.52)	57.34	25.82	2,062.79		1.10
12/31/2022	65.57	.56	(11.18)	(10.62)	(.57 )	(5.66)	(6.23)	48.72	(16.70)	1,630.79		1.05
12/31/2021	53.99	.48	12.28	12.76	(.58 )	(.60 )	(1.18)	65.57	23.80	1,928.79		.79
12/31/2020	49.52	.49	5.85	6.34	(.57 )	(1.30)	(1.87)	53.99	13.25	1,407.79		1.02
Refer to the end of the tables for footnotes.

American Funds Insurance Series	360

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
International Growth and Income Fund
Class 1:
12/31/2024	$10.10	$.28	$.10	$.38	$(.29 )	$—	$(.29 )	$10.19	3.64%	$17	.57%	.57%	2.62%
12/31/2023	8.94	.27	1.15	1.42	(.26 )	—	(.26 )	10.10	16.08	15.56		.55	2.82
12/31/2022	19.62	.39	(3.09)	(2.70)	(.28 )	(7.70)	(7.98)	8.94	(15.00)	13.64		.54	3.29
12/31/2021	19.01	.54	.53	1.07	(.46 )	—	(.46 )	19.62	5.64	30.67		.67	2.70
12/31/2020	18.18	.27	.85	1.12	(.29 )	—	(.29 )	19.01	6.24	1,120.68		.68	1.70
Class 1A:
12/31/2024	9.83	.24	.10	.34	(.26 )	—	(.26 )	9.91	3.39	6.82		.82	2.34
12/31/2023	8.70	.24	1.13	1.37	(.24 )	—	(.24 )	9.83	15.92	6.81		.80	2.54
12/31/2022	19.39	.35	(3.05)	(2.70)	(.29 )	(7.70)	(7.99)	8.70	(15.31)	5.88		.79	3.15
12/31/2021	18.97	.50	.52	1.02	(.60 )	—	(.60 )	19.39	5.39	6.94		.92	2.50
12/31/2020	18.15	.22	.85	1.07	(.25 )	—	(.25 )	18.97	5.98	3.93		.93	1.38
Class 2:
12/31/2024	9.82	.25	.10	.35	(.26 )	—	(.26 )	9.91	3.48	150.82		.82	2.40
12/31/2023	8.70	.24	1.12	1.36	(.24 )	—	(.24 )	9.82	15.76	165.81		.80	2.54
12/31/2022	19.38	.36	(3.05)	(2.69)	(.29 )	(7.70)	(7.99)	8.70	(15.25)	162.88		.78	3.24
12/31/2021	18.95	.48	.53	1.01	(.58 )	—	(.58 )	19.38	5.37	211.93		.92	2.44
12/31/2020	18.12	.23	.85	1.08	(.25 )	—	(.25 )	18.95	6.01	221.93		.93	1.43
Class 4:
12/31/2024	9.67	.22	.09	.31	(.24 )	—	(.24 )	9.74	3.11	150	1.07	1.07	2.13
12/31/2023	8.56	.21	1.12	1.33	(.22 )	—	(.22 )	9.67	15.66	143	1.06	1.05	2.29
12/31/2022	19.23	.33	(3.04)	(2.71)	(.26 )	(7.70)	(7.96)	8.56	(15.52)	121	1.13	1.04	3.01
12/31/2021	18.82	.44	.51	.95	(.54 )	—	(.54 )	19.23	5.09	132	1.18	1.17	2.21
12/31/2020	18.01	.19	.83	1.02	(.21 )	—	(.21 )	18.82	5.73	112	1.18	1.18	1.19
Refer to the end of the tables for footnotes.

361	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Capital Income Builder
Class 1:
12/31/2024	$11.63	$.42	$.79	$1.21	$(.45 )	$—	$(.45 )	$12.39	10.45%	$709	.40%	.27%	3.44%
12/31/2023	10.99	.41	.59	1.00	(.36 )	—	(.36 )	11.63	9.28	660.40		.26	3.68
12/31/2022	12.17	.37	(1.21)	(.84 )	(.34 )	—	(.34 )	10.99	(6.90)	586.44		.26	3.31
12/31/2021	10.87	.37	1.28	1.65	(.35 )	—	(.35 )	12.17	15.31	563.53		.27	3.19
12/31/2020	10.73	.31	.15	.46	(.32 )	—	(.32 )	10.87	4.64	621.53		.35	3.07
Class 1A:
12/31/2024	11.62	.39	.79	1.18	(.42 )	—	(.42 )	12.38	10.19	13.65		.52	3.17
12/31/2023	10.98	.38	.59	.97	(.33 )	—	(.33 )	11.62	9.01	10.65		.51	3.42
12/31/2022	12.15	.34	(1.19)	(.85 )	(.32 )	—	(.32 )	10.98	(7.06)	10.69		.52	3.06
12/31/2021	10.86	.34	1.27	1.61	(.32 )	—	(.32 )	12.15	14.95	10.78		.52	2.94
12/31/2020	10.72	.28	.16	.44	(.30 )	—	(.30 )	10.86	4.38	6.78		.60	2.81
Class 2:
12/31/2024	11.62	.39	.79	1.18	(.42 )	—	(.42 )	12.38	10.19	18.65		.52	3.18
12/31/2023	10.98	.38	.59	.97	(.33 )	—	(.33 )	11.62	9.01	15.65		.51	3.43
12/31/2022	12.16	.34	(1.20)	(.86 )	(.32 )	—	(.32 )	10.98	(7.13)	13.69		.51	3.06
12/31/2021	10.87	.34	1.27	1.61	(.32 )	—	(.32 )	12.16	14.94	13.78		.52	2.93
12/31/2020	10.72	.29	.16	.45	(.30 )	—	(.30 )	10.87	4.48	8.78		.60	2.83
Class 4:
12/31/2024	11.60	.36	.79	1.15	(.39 )	—	(.39 )	12.36	9.93	629.90		.77	2.93
12/31/2023	10.96	.35	.59	.94	(.30 )	—	(.30 )	11.60	8.75	566.90		.76	3.18
12/31/2022	12.14	.31	(1.20)	(.89 )	(.29 )	—	(.29 )	10.96	(7.37)	530.94		.76	2.81
12/31/2021	10.85	.31	1.27	1.58	(.29 )	—	(.29 )	12.14	14.68	559	1.03	.77	2.69
12/31/2020	10.71	.26	.15	.41	(.27 )	—	(.27 )	10.85	4.11	462	1.03	.85	2.55
Refer to the end of the tables for footnotes.

American Funds Insurance Series	362

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Asset Allocation Fund
Class 1:
12/31/2024	$23.86	$.60	$3.29	$3.89	$(.61 )	$(1.10)	$(1.71)	$26.04	16.73%	$16,023	.30%	2.36%
12/31/2023	22.20	.57	2.54	3.11	(.56 )	(.89 )	(1.45)	23.86	14.55	15,555.30		2.49
12/31/2022	29.08	.52	(4.24)	(3.72)	(.51 )	(2.65)	(3.16)	22.20	(13.19)	15,138.30		2.15
12/31/2021	26.50	.48	3.54	4.02	(.50 )	(.94 )	(1.44)	29.08	15.40	18,836.30		1.71
12/31/2020	24.05	.43	2.59	3.02	(.46 )	(.11 )	(.57 )	26.50	12.71	19,238.30		1.80
Class 1A:
12/31/2024	23.74	.54	3.26	3.80	(.56 )	(1.10)	(1.66)	25.88	16.41	42.55		2.12
12/31/2023	22.10	.51	2.53	3.04	(.51 )	(.89 )	(1.40)	23.74	14.32	32.55		2.25
12/31/2022	28.97	.46	(4.22)	(3.76)	(.46 )	(2.65)	(3.11)	22.10	(13.43)	27.55		1.95
12/31/2021	26.42	.42	3.52	3.94	(.45 )	(.94 )	(1.39)	28.97	15.13	24.55		1.49
12/31/2020	23.99	.37	2.58	2.95	(.41 )	(.11 )	(.52 )	26.42	12.43	14.55		1.56
Class 2:
12/31/2024	23.53	.53	3.24	3.77	(.55 )	(1.10)	(1.65)	25.65	16.44	4,340.55		2.11
12/31/2023	21.91	.50	2.52	3.02	(.51 )	(.89 )	(1.40)	23.53	14.27	4,261.55		2.24
12/31/2022	28.74	.46	(4.19)	(3.73)	(.45 )	(2.65)	(3.10)	21.91	(13.41)	4,228.55		1.90
12/31/2021	26.21	.41	3.49	3.90	(.43 )	(.94 )	(1.37)	28.74	15.10	5,473.55		1.46
12/31/2020	23.79	.37	2.56	2.93	(.40 )	(.11 )	(.51 )	26.21	12.46	5,242.55		1.55
Class 3:
12/31/2024	23.90	.56	3.29	3.85	(.57 )	(1.10)	(1.67)	26.08	16.52	32.48		2.18
12/31/2023	22.23	.53	2.55	3.08	(.52 )	(.89 )	(1.41)	23.90	14.37	30.48		2.31
12/31/2022	29.12	.48	(4.25)	(3.77)	(.47 )	(2.65)	(3.12)	22.23	(13.37)	28.48		1.97
12/31/2021	26.53	.43	3.55	3.98	(.45 )	(.94 )	(1.39)	29.12	15.22	36.48		1.53
12/31/2020	24.08	.39	2.59	2.98	(.42 )	(.11 )	(.53 )	26.53	12.50	33.48		1.62
Class 4:
12/31/2024	23.34	.46	3.20	3.66	(.49 )	(1.10)	(1.59)	25.41	16.11	6,649.80		1.87
12/31/2023	21.75	.44	2.49	2.93	(.45 )	(.89 )	(1.34)	23.34	14.02	5,807.80		1.99
12/31/2022	28.56	.39	(4.16)	(3.77)	(.39 )	(2.65)	(3.04)	21.75	(13.66)	5,380.80		1.66
12/31/2021	26.06	.34	3.47	3.81	(.37 )	(.94 )	(1.31)	28.56	14.84	6,337.80		1.22
12/31/2020	23.67	.31	2.54	2.85	(.35 )	(.11 )	(.46 )	26.06	12.16	5,131.80		1.30
Refer to the end of the tables for footnotes.

363	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
American Funds Global Balanced Fund
Class 1:
12/31/2024	$12.37	$.34	$.52	$.86	$(.27 )	$—	$(.27 )	$12.96	6.90%	$95	.52%	.51%	2.63%
12/31/2023	12.55	.33	1.29	1.62	(.23 )	(1.57)	(1.80)	12.37	14.05	98.53		.52	2.67
12/31/2022	14.73	.26	(2.37)	(2.11)	—	(.07 )	(.07 )	12.55	(14.33)	96.59		.58	1.99
12/31/2021	14.19	.18	1.37	1.55	(.19 )	(.82 )	(1.01)	14.73	11.05	120.73		.73	1.24
12/31/2020	13.51	.17	1.24	1.41	(.19 )	(.54 )	(.73 )	14.19	10.53	139.72		.72	1.29
Class 1A:
12/31/2024	12.30	.30	.51	.81	(.24 )	—	(.24 )	12.87	6.57	4.78		.77	2.35
12/31/2023	12.49	.29	1.30	1.59	(.21 )	(1.57)	(1.78)	12.30	13.77	3.78		.77	2.42
12/31/2022	14.70	.22	(2.36)	(2.14)	—	(.07 )	(.07 )	12.49	(14.56)	3.84		.84	1.71
12/31/2021	14.16	.15	1.36	1.51	(.15 )	(.82 )	(.97 )	14.70	10.83	4.98		.98	1.02
12/31/2020	13.49	.14	1.23	1.37	(.16 )	(.54 )	(.70 )	14.16	10.25	3.97		.97	1.03
Class 2:
12/31/2024	12.31	.31	.50	.81	(.23 )	—	(.23 )	12.89	6.58	149.77		.76	2.38
12/31/2023	12.49	.30	1.29	1.59	(.20 )	(1.57)	(1.77)	12.31	13.83	160.78		.77	2.42
12/31/2022	14.70	.22	(2.36)	(2.14)	—	(.07 )	(.07 )	12.49	(14.56)	158.84		.83	1.73
12/31/2021	14.16	.15	1.36	1.51	(.15 )	(.82 )	(.97 )	14.70	10.79	208.98		.98	1.01
12/31/2020	13.48	.14	1.23	1.37	(.15 )	(.54 )	(.69 )	14.16	10.30	208.97		.97	1.03
Class 4:
12/31/2024	12.10	.27	.50	.77	(.21 )	—	(.21 )	12.66	6.32	144	1.02	1.01	2.12
12/31/2023	12.32	.26	1.27	1.53	(.18 )	(1.57)	(1.75)	12.10	13.45	128	1.03	1.02	2.17
12/31/2022	14.53	.19	(2.33)	(2.14)	—	(.07 )	(.07 )	12.32	(14.73)	111	1.09	1.08	1.49
12/31/2021	14.02	.11	1.34	1.45	(.12 )	(.82 )	(.94 )	14.53	10.46	135	1.23	1.23	.77
12/31/2020	13.36	.10	1.22	1.32	(.12 )	(.54 )	(.66 )	14.02	10.00	105	1.22	1.22	.78
Refer to the end of the tables for footnotes.

American Funds Insurance Series	364

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
The Bond Fund of America
Class 1:
12/31/2024	$9.54	$.44	$(.29 )	$.15	$(.42 )	$—	$(.42 )	$9.27	1.50%	$6,992	.39%	.24%	4.60%
12/31/2023	9.41	.39	.09	.48	(.35 )	—	(.35 )	9.54	5.21	6,908.39		.20	4.15
12/31/2022	11.21	.31	(1.67)	(1.36)	(.32 )	(.12 )	(.44 )	9.41	(12.26)	6,370.39		.20	3.09
12/31/2021	11.89	.21	(.23 )	(.02 )	(.19 )	(.47 )	(.66 )	11.21	(.14 )	8,555.39		.26	1.84
12/31/2020	11.17	.23	.87	1.10	(.27 )	(.11 )	(.38 )	11.89	9.96	6,844.40		.40	2.00
Class 1A:
12/31/2024	9.47	.41	(.29 )	.12	(.39 )	—	(.39 )	9.20	1.23	221.64		.49	4.35
12/31/2023	9.35	.37	.08	.45	(.33 )	—	(.33 )	9.47	4.89	258.64		.45	3.90
12/31/2022	11.16	.31	(1.69)	(1.38)	(.31 )	(.12 )	(.43 )	9.35	(12.49)	220.64		.45	3.15
12/31/2021	11.84	.18	(.23 )	(.05 )	(.16 )	(.47 )	(.63 )	11.16	(.36 )	12.64		.51	1.59
12/31/2020	11.13	.20	.87	1.07	(.25 )	(.11 )	(.36 )	11.84	9.68	9.65		.65	1.74
Class 2:
12/31/2024	9.40	.41	(.30 )	.11	(.39 )	—	(.39 )	9.12	1.16	2,766.64		.49	4.35
12/31/2023	9.27	.36	.10	.46	(.33 )	—	(.33 )	9.40	5.02	2,879.64		.45	3.89
12/31/2022	11.06	.28	(1.66)	(1.38)	(.29 )	(.12 )	(.41 )	9.27	(12.58)	2,844.64		.45	2.84
12/31/2021	11.73	.18	(.22 )	(.04 )	(.16 )	(.47 )	(.63 )	11.06	(.31 )	3,729.64		.52	1.57
12/31/2020	11.02	.20	.86	1.06	(.24 )	(.11 )	(.35 )	11.73	9.73	3,840.65		.65	1.75
Class 4:
12/31/2024	9.35	.38	(.29 )	.09	(.37 )	—	(.37 )	9.07	.98	1,188.89		.74	4.10
12/31/2023	9.23	.34	.09	.43	(.31 )	—	(.31 )	9.35	4.72	963.89		.70	3.66
12/31/2022	11.01	.26	(1.65)	(1.39)	(.27 )	(.12 )	(.39 )	9.23	(12.75)	787.89		.70	2.61
12/31/2021	11.69	.15	(.22 )	(.07 )	(.14 )	(.47 )	(.61 )	11.01	(.59 )	891.89		.76	1.34
12/31/2020	11.00	.17	.85	1.02	(.22 )	(.11 )	(.33 )	11.69	9.38	714.90		.90	1.48
Refer to the end of the tables for footnotes.

365	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Capital World Bond Fund
Class 1:
12/31/2024	$10.16	$.42	$(.70 )	$(.28 )	$(.25 )	$—	$(.25 )	$9.63	(2.76)%	$588	.48%	.48%	4.20%
12/31/2023	9.55	.32	.29	.61	—	—	—	10.16	6.39	665.48		.48	3.33
12/31/2022	11.79	.25	(2.30)	(2.05)	(.03 )	(.16 )	(.19 )	9.55	(17.43)	663.51		.48	2.43
12/31/2021	12.94	.25	(.85 )	(.60 )	(.24 )	(.31 )	(.55 )	11.79	(4.73)	988.60		.50	2.06
12/31/2020	12.12	.26	.95	1.21	(.18 )	(.21 )	(.39 )	12.94	10.17	1,219.59		.52	2.08
Class 1A:
12/31/2024	10.08	.40	(.69 )	(.29 )	(.25 )	—	(.25 )	9.54	(2.97)	39.74		.74	4.05
12/31/2023	9.50	.30	.28	.58	—	—	—	10.08	6.11	1.73		.73	3.08
12/31/2022	11.76	.22	(2.30)	(2.08)	(.02 )	(.16 )	(.18 )	9.50	(17.69)	1.76		.73	2.19
12/31/2021	12.91	.23	(.85 )	(.62 )	(.22 )	(.31 )	(.53 )	11.76	(4.88)	1.85		.75	1.85
12/31/2020	12.10	.23	.95	1.18	(.16 )	(.21 )	(.37 )	12.91	9.89	1.83		.76	1.83
Class 2:
12/31/2024	10.03	.39	(.69 )	(.30 )	(.21 )	—	(.21 )	9.52	(3.04)	761.73		.73	3.95
12/31/2023	9.45	.29	.29	.58	—	—	—	10.03	6.14	817.73		.73	3.08
12/31/2022	11.70	.22	(2.29)	(2.07)	(.02 )	(.16 )	(.18 )	9.45	(17.70)	765.76		.73	2.18
12/31/2021	12.84	.22	(.84 )	(.62 )	(.21 )	(.31 )	(.52 )	11.70	(4.92)	1,030.85		.75	1.82
12/31/2020	12.03	.22	.95	1.17	(.15 )	(.21 )	(.36 )	12.84	9.90	1,058.84		.77	1.83
Class 4:
12/31/2024	9.88	.36	(.68 )	(.32 )	(.19 )	—	(.19 )	9.37	(3.32)	60.98		.98	3.70
12/31/2023	9.33	.27	.28	.55	—	—	—	9.88	5.89	57.98		.98	2.84
12/31/2022	11.57	.19	(2.25)	(2.06)	(.02 )	(.16 )	(.18 )	9.33	(17.84)	53	1.01	.98	1.94
12/31/2021	12.71	.19	(.84 )	(.65 )	(.18 )	(.31 )	(.49 )	11.57	(5.18)	66	1.10	1.00	1.57
12/31/2020	11.92	.19	.94	1.13	(.13 )	(.21 )	(.34 )	12.71	9.62	61	1.09	1.02	1.58
Refer to the end of the tables for footnotes.

American Funds Insurance Series	366

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
American High-Income Trust
Class 1:
12/31/2024	$8.94	$.65	$.24	$.89	$(.64 )	$—	$(.64 )	$9.19	9.92%	$229	.45%	.32%	6.96%
12/31/2023	8.53	.63	.43	1.06	(.65 )	—	(.65 )	8.94	12.69	223.45		.31	7.10
12/31/2022	10.19	.56	(1.47)	(.91 )	(.75 )	—	(.75 )	8.53	(9.01)	224.47		.32	5.95
12/31/2021	9.80	.51	.34	.85	(.46 )	—	(.46 )	10.19	8.74	278.53		.37	4.95
12/31/2020	9.87	.61	.17	.78	(.85 )	—	(.85 )	9.80	8.21	123.52		.52	6.46
Class 1A:
12/31/2024	8.90	.62	.25	.87	(.62 )	—	(.62 )	9.15	9.73	3.70		.57	6.71
12/31/2023	8.51	.61	.41	1.02	(.63 )	—	(.63 )	8.90	12.40	3.70		.56	6.90
12/31/2022	10.16	.53	(1.46)	(.93 )	(.72 )	—	(.72 )	8.51	(9.29)	1.72		.57	5.70
12/31/2021	9.78	.49	.33	.82	(.44 )	—	(.44 )	10.16	8.42	1.78		.64	4.75
12/31/2020	9.86	.56	.20	.76	(.84 )	—	(.84 )	9.78	7.94	1.78		.78	5.85
Class 2:
12/31/2024	8.73	.61	.23	.84	(.61 )	—	(.61 )	8.96	9.67	536.70		.57	6.70
12/31/2023	8.35	.59	.41	1.00	(.62 )	—	(.62 )	8.73	12.45	533.70		.56	6.85
12/31/2022	9.98	.52	(1.43)	(.91 )	(.72 )	—	(.72 )	8.35	(9.26)	521.72		.57	5.68
12/31/2021	9.61	.48	.33	.81	(.44 )	—	(.44 )	9.98	8.42	673.78		.65	4.80
12/31/2020	9.70	.55	.19	.74	(.83 )	—	(.83 )	9.61	7.94	665.78		.78	5.88
Class 3:
12/31/2024	8.99	.63	.25	.88	(.62 )	—	(.62 )	9.25	9.79	8.63		.50	6.77
12/31/2023	8.58	.61	.43	1.04	(.63 )	—	(.63 )	8.99	12.54	8.63		.49	6.91
12/31/2022	10.24	.54	(1.47)	(.93 )	(.73 )	—	(.73 )	8.58	(9.25)	9.65		.50	5.76
12/31/2021	9.84	.50	.34	.84	(.44 )	—	(.44 )	10.24	8.60	10.71		.58	4.86
12/31/2020	9.92	.57	.19	.76	(.84 )	—	(.84 )	9.84	7.93	10.71		.71	5.94
Class 4:
12/31/2024	9.75	.65	.27	.92	(.60 )	—	(.60 )	10.07	9.39	156.95		.82	6.45
12/31/2023	9.26	.63	.46	1.09	(.60 )	—	(.60 )	9.75	12.18	107.95		.81	6.62
12/31/2022	10.99	.55	(1.58)	(1.03)	(.70 )	—	(.70 )	9.26	(9.53)	77.97		.82	5.44
12/31/2021	10.54	.50	.36	.86	(.41 )	—	(.41 )	10.99	8.18	90	1.03	.89	4.52
12/31/2020	10.56	.57	.22	.79	(.81 )	—	(.81 )	10.54	7.74	69	1.03	1.03	5.58
Refer to the end of the tables for footnotes.

367	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers[2]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
American Funds Mortgage Fund
Class 1:
12/31/2024	$9.44	$.47	$(.38 )	$.09	$(.45 )	$—	$(.45 )	$9.08	.93%	$17	.39%	.31%	5.04%
12/31/2023	9.45	.45	(.08 )	.37	(.38 )	—	(.38 )	9.44	4.03	17.41		.29	4.76
12/31/2022	10.63	.07	(1.10)	(1.03)	(.15 )	—	(.15 )	9.45	(9.76)	1.45		.25	.70
12/31/2021	11.11	.06	(.09 )	(.03 )	(.08 )	(.37 )	(.45 )	10.63	(.32 )	231.49		.29	.58
12/31/2020	10.56	.10	.64	.74	(.17 )	(.02 )	(.19 )	11.11	6.98	224.48		.36	.93
Class 1A:
12/31/2024	9.32	.44	(.37 )	.07	(.43 )	—	(.43 )	8.96	.74	3.64		.56	4.78
12/31/2023	9.34	.41	(.07 )	.34	(.36 )	—	(.36 )	9.32	3.72	2.65		.53	4.38
12/31/2022	10.59	.19	(1.24)	(1.05)	(.20 )	—	(.20 )	9.34	(10.03)	2.69		.54	1.91
12/31/2021	11.08	.04	(.10 )	(.06 )	(.06 )	(.37 )	(.43 )	10.59	(.47 )	2.74		.54	.33
12/31/2020	10.55	.07	.63	.70	(.15 )	(.02 )	(.17 )	11.08	6.63	1.73		.59	.61
Class 2:
12/31/2024	9.34	.45	(.38 )	.07	(.43 )	—	(.43 )	8.98	.68	42.64		.56	4.79
12/31/2023	9.36	.41	(.07 )	.34	(.36 )	—	(.36 )	9.34	3.68	44.64		.52	4.35
12/31/2022	10.61	.18	(1.23)	(1.05)	(.20 )	—	(.20 )	9.36	(9.94)	46.69		.54	1.87
12/31/2021	11.09	.04	(.10 )	(.06 )	(.05 )	(.37 )	(.42 )	10.61	(.57 )	58.74		.54	.33
12/31/2020	10.54	.08	.63	.71	(.14 )	(.02 )	(.16 )	11.09	6.72	58.73		.60	.68
Class 4:
12/31/2024	9.23	.42	(.38 )	.04	(.41 )	—	(.41 )	8.86	.35	49.89		.82	4.53
12/31/2023	9.25	.38	(.06 )	.32	(.34 )	—	(.34 )	9.23	3.51	45.90		.78	4.12
12/31/2022	10.49	.16	(1.22)	(1.06)	(.18 )	—	(.18 )	9.25	(10.16)	40.94		.79	1.66
12/31/2021	10.97	.01	(.09 )	(.08 )	(.03 )	(.37 )	(.40 )	10.49	(.78 )	43.99		.79	.08
12/31/2020	10.44	.04	.63	.67	(.12 )	(.02 )	(.14 )	10.97	6.38	37.98		.85	.41
Refer to the end of the tables for footnotes.

American Funds Insurance Series	368

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Ultra-Short Bond Fund
Class 1:
12/31/2024	$11.35	$.58	$(.01 )	$.57	$(.61 )	$—	$(.61 )	$11.31	5.08%	$39	.30%	4.98%
12/31/2023	11.35	.55	.01	.56	(.56 )	—	(.56 )	11.35	4.94	40.30		4.81
12/31/2022	11.27	.17	(.01 )	.16	(.08 )	—	(.08 )	11.35	1.42	51.32		1.48
12/31/2021	11.31	(.03 )	(.01 )	(.04 )	—	—	—	11.27	(.35 )	37.37		(.28 )
12/31/2020	11.30	.02	.02	.04	(.03 )	—	(.03 )	11.31	.34	44.37		.16
Class 1A:
12/31/2024	11.35	.55	— [4]	.55	(.59 )	—	(.59 )	11.31	4.86	— [10]	.53	4.74
12/31/2023	11.35	.54	—	.54	(.54 )	—	(.54 )	11.35	4.79	— [10]	.53	4.69
12/31/2022	11.28	.16	(.01 )	.15	(.08 )	—	(.08 )	11.35	1.32	— [10]	.31	1.40
12/31/2021	11.31	(.03 )	— [4]	(.03 )	—	—	—	11.28	(.27 )	— [10]	.36	(.28 )
12/31/2020	11.30	.03	.01	.04	(.03 )	—	(.03 )	11.31	.32	— [10]	.35	.26
Class 2:
12/31/2024	10.98	.53	— [4]	.53	(.58 )	—	(.58 )	10.93	4.89	245.55		4.73
12/31/2023	11.00	.51	— [4]	.51	(.53 )	—	(.53 )	10.98	4.64	273.55		4.56
12/31/2022	10.93	.13	— [4]	.13	(.06 )	—	(.06 )	11.00	1.17	297.57		1.23
12/31/2021	10.99	(.06 )	— [4]	(.06 )	—	—	—	10.93	(.55 )	245.62		(.53 )
12/31/2020	11.01	— [4]	— [4]	— [4]	(.02 )	—	(.02 )	10.99	.03	288.62		(.05 )
Class 3:
12/31/2024	11.13	.54	— [4]	.54	(.59 )	—	(.59 )	11.08	4.91	4.48		4.79
12/31/2023	11.14	.52	.01	.53	(.54 )	—	(.54 )	11.13	4.75	4.48		4.64
12/31/2022	11.07	.13	— [4]	.13	(.06 )	—	(.06 )	11.14	1.19	4.50		1.19
12/31/2021	11.12	(.05 )	— [4]	(.05 )	—	—	—	11.07	(.45 )	5.55		(.46 )
12/31/2020	11.13	— [4]	.02	.02	(.03 )	—	(.03 )	11.12	.13	4.55		.03
Class 4:
12/31/2024	11.05	.50	.01	.51	(.56 )	—	(.56 )	11.00	4.62	51.80		4.47
12/31/2023	11.05	.48	.01	.49	(.49 )	—	(.49 )	11.05	4.44	56.80		4.28
12/31/2022	11.00	.12	(.03 )	.09	(.04 )	—	(.04 )	11.05	.83	80.82		1.05
12/31/2021	11.08	(.09 )	.01	(.08 )	—	—	—	11.00	(.72 )	46.87		(.79 )
12/31/2020	11.13	(.04 )	.01	(.03 )	(.02 )	—	(.02 )	11.08	(.25 )	40.87		(.35 )
Refer to the end of the tables for footnotes.

369	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers[2]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
U.S. Government Securities Fund
Class 1:
12/31/2024	$9.91	$.45	$(.35 )	$.10	$(.42 )	$—	$(.42 )	$9.59	.99%	$268	.33%	.27%	4.53%
12/31/2023	9.99	.40	(.09 )	.31	(.39 )	—	(.39 )	9.91	3.21	257.33		.21	4.05
12/31/2022	11.67	.32	(1.56)	(1.24)	(.44 )	—	(.44 )	9.99	(10.75)	242.36		.22	2.90
12/31/2021	13.04	.18	(.26 )	(.08 )	(.18 )	(1.11)	(1.29)	11.67	(.44 )	522.39		.29	1.50
12/31/2020	12.34	.16	1.07	1.23	(.26 )	(.27 )	(.53 )	13.04	10.09	429.38		.38	1.21
Class 1A:
12/31/2024	9.87	.42	(.35 )	.07	(.41 )	—	(.41 )	9.53	.70	286.58		.51	4.23
12/31/2023	9.96	.38	(.10 )	.28	(.37 )	—	(.37 )	9.87	2.88	5.58		.46	3.83
12/31/2022	11.63	.29	(1.55)	(1.26)	(.41 )	—	(.41 )	9.96	(10.93)	4.60		.47	2.70
12/31/2021	13.00	.16	(.26 )	(.10 )	(.16 )	(1.11)	(1.27)	11.63	(.65 )	5.64		.53	1.28
12/31/2020	12.32	.09	1.10	1.19	(.24 )	(.27 )	(.51 )	13.00	9.75	4.64		.64	.69
Class 2:
12/31/2024	9.78	.42	(.34 )	.08	(.40 )	—	(.40 )	9.46	.75	1,051.58		.52	4.28
12/31/2023	9.87	.37	(.09 )	.28	(.37 )	—	(.37 )	9.78	2.89	1,073.58		.46	3.80
12/31/2022	11.53	.29	(1.54)	(1.25)	(.41 )	—	(.41 )	9.87	(10.95)	1,059.61		.47	2.69
12/31/2021	12.89	.15	(.25 )	(.10 )	(.15 )	(1.11)	(1.26)	11.53	(.62 )	1,391.64		.54	1.24
12/31/2020	12.21	.09	1.10	1.19	(.24 )	(.27 )	(.51 )	12.89	9.80	1,439.64		.64	.73
Class 3:
12/31/2024	9.94	.43	(.35 )	.08	(.40 )	—	(.40 )	9.62	.79	5.51		.44	4.35
12/31/2023	10.02	.39	(.10 )	.29	(.37 )	—	(.37 )	9.94	3.00	6.51		.39	3.85
12/31/2022	11.70	.30	(1.57)	(1.27)	(.41 )	—	(.41 )	10.02	(10.90)	6.54		.40	2.76
12/31/2021	13.07	.16	(.26 )	(.10 )	(.16 )	(1.11)	(1.27)	11.70	(.62 )	9.57		.47	1.31
12/31/2020	12.37	.10	1.12	1.22	(.25 )	(.27 )	(.52 )	13.07	9.91	10.57		.57	.78
Class 4:
12/31/2024	9.77	.39	(.34 )	.05	(.38 )	—	(.38 )	9.44	.44	210.83		.77	4.02
12/31/2023	9.86	.35	(.10 )	.25	(.34 )	—	(.34 )	9.77	2.62	183.83		.71	3.54
12/31/2022	11.52	.26	(1.54)	(1.28)	(.38 )	—	(.38 )	9.86	(11.19)	190.85		.72	2.45
12/31/2021	12.88	.12	(.25 )	(.13 )	(.12 )	(1.11)	(1.23)	11.52	(.88 )	238.89		.79	.98
12/31/2020	12.22	.05	1.10	1.15	(.22 )	(.27 )	(.49 )	12.88	9.48	272.89		.89	.42
Refer to the end of the tables for footnotes.

American Funds Insurance Series	370

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[12]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,12]	Net effective expense ratio[2,13,14]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Managed Risk Growth Fund
Class P1:
12/31/2024	$10.86	$.10	$2.48	$2.58	$(.09 )	$—	$(.09 )	$13.35	23.82%	$14	.42%	.37%	.69%	.81%
12/31/2023	11.37	.08	2.28	2.36	(.08 )	(2.79)	(2.87)	10.86	23.77	13.42		.37	.70	.77
12/31/2022	18.53	.06	(4.46)	(4.40)	(.22 )	(2.54)	(2.76)	11.37	(24.62)	9.41		.36	.68	.47
12/31/2021	17.25	.04	2.16	2.20	(.18 )	(.74 )	(.92 )	18.53	13.08	13.41		.36	.69	.19
12/31/2020	13.78	.07	4.20	4.27	(.12 )	(.68 )	(.80 )	17.25	32.45	11.42		.37	.72	.49
Class P2:
12/31/2024	10.73	.06	2.46	2.52	(.06 )	—	(.06 )	13.19	23.50	513.67		.62	.94	.52
12/31/2023	11.28	.05	2.26	2.31	(.07 )	(2.79)	(2.86)	10.73	23.50	495.67		.62	.95	.43
12/31/2022	18.42	.03	(4.45)	(4.42)	(.18 )	(2.54)	(2.72)	11.28	(24.88)	445.67		.62	.94	.20
12/31/2021	17.11	(.01 )	2.16	2.15	(.10 )	(.74 )	(.84 )	18.42	12.89	584.67		.62	.95	(.07 )
12/31/2020	13.71	.03	4.16	4.19	(.11 )	(.68 )	(.79 )	17.11	32.03	554.67		.62	.97	.20
Managed Risk International Fund
Class P1:
12/31/2024	$8.36	$.13	$(.12 )	$.01	$(.14 )	$—	$(.14 )	$8.23	(.05 )%	$2	.46%	.37%	.84%	1.50%
12/31/2023	8.61	.13	.41	.54	(.15 )	(.64 )	(.79 )	8.36	6.36	2.46		.36	.84	1.60
12/31/2022	10.55	.15	(1.75)	(1.60)	(.34 )	—	(.34 )	8.61	(15.27)	2.44		.37	.85	1.70
12/31/2021	11.07	.24	(.67 )	(.43 )	(.09 )	—	(.09 )	10.55	(3.92)	2.44		.36	.86	2.12
12/31/2020	11.01	.08	.22	.30	(.16 )	(.08 )	(.24 )	11.07	3.13	2.43		.35	.86	.82
Class P2:
12/31/2024	8.32	.10	(.13 )	(.03 )	(.11 )	—	(.11 )	8.18	(.45 )	112.72		.63	1.10	1.19
12/31/2023	8.58	.10	.42	.52	(.14 )	(.64 )	(.78 )	8.32	6.22	122.73		.63	1.11	1.21
12/31/2022	10.48	.12	(1.74)	(1.62)	(.28 )	—	(.28 )	8.58	(15.54)	124.70		.63	1.11	1.36
12/31/2021	10.99	.20	(.65 )	(.45 )	(.06 )	—	(.06 )	10.48	(4.13)	160.71		.63	1.13	1.79
12/31/2020	10.92	.04	.23	.27	(.12 )	(.08 )	(.20 )	10.99	2.80	168.71		.63	1.14	.42
Managed Risk Washington Mutual Investors Fund
Class P1:
12/31/2024	$10.50	$.20	$1.28	$1.48	$(.22 )	$—	$(.22 )	$11.76	14.20%	$3	.41%	.36%	.61%	1.80%
12/31/2023	11.24	.20	.79	.99	(.24 )	(1.49)	(1.73)	10.50	10.04	3.42		.37	.63	1.91
12/31/2022	12.95	.23	(1.38)	(1.15)	(.56 )	—	(.56 )	11.24	(8.92)	3.41		.36	.60	1.96
12/31/2021	11.24	.16	1.79	1.95	(.24 )	—	(.24 )	12.95	17.46	2.41		.36	.66	1.33
12/31/2020	12.01	.18	(.35 )	(.17 )	(.26 )	(.34 )	(.60 )	11.24	(.93 )	2.40		.35	.76	1.66
Class P2:
12/31/2024	10.43	.17	1.28	1.45	(.19 )	—	(.19 )	11.69	13.99	319.68		.63	.88	1.51
12/31/2023	11.18	.18	.77	.95	(.21 )	(1.49)	(1.70)	10.43	9.73	322.68		.63	.89	1.71
12/31/2022	12.88	.19	(1.37)	(1.18)	(.52 )	—	(.52 )	11.18	(9.16)	321.67		.62	.86	1.62
12/31/2021	11.18	.11	1.79	1.90	(.20 )	—	(.20 )	12.88	17.11	371.68		.62	.92	.91
12/31/2020	11.91	.13	(.33 )	(.20 )	(.19 )	(.34 )	(.53 )	11.18	(1.25)	355.68		.63	1.04	1.18
Refer to the end of the tables for footnotes.

371	American Funds Insurance Series

Financial highlights (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[12]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,12]	Net effective expense ratio[2,13,14]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Managed Risk Growth-Income Fund
Class P1:
12/31/2024	$12.53	$.21	$2.02	$2.23	$(.23 )	$(.18 )	$(.41 )	$14.35	18.03%	$1,903	.41%	.36%	.63%	1.55%
12/31/2023	12.51	.20	1.65	1.85	(.21 )	(1.62)	(1.83)	12.53	16.17	1,910.41		.36	.63	1.64
12/31/2022	15.73	.18	(2.79)	(2.61)	(.30 )	(.31 )	(.61 )	12.51	(16.74)	1,833.41		.36	.62	1.33
12/31/2021	14.01	.14	1.99	2.13	(.21 )	(.20 )	(.41 )	15.73	15.32	2,328.41		.36	.64	.96
12/31/2020	13.76	.17	1.08	1.25	(.26 )	(.74 )	(1.00)	14.01	9.85	2,120.41		.36	.66	1.24
Class P2:
12/31/2024	12.45	.17	2.01	2.18	(.20 )	(.18 )	(.38 )	14.25	17.69	274.66		.61	.88	1.29
12/31/2023	12.44	.17	1.64	1.81	(.18 )	(1.62)	(1.80)	12.45	15.90	277.66		.61	.88	1.39
12/31/2022	15.64	.15	(2.78)	(2.63)	(.26 )	(.31 )	(.57 )	12.44	(16.93)	268.66		.61	.87	1.10
12/31/2021	13.93	.10	1.98	2.08	(.17 )	(.20 )	(.37 )	15.64	15.05	340.66		.61	.89	.70
12/31/2020	13.69	.14	1.07	1.21	(.23 )	(.74 )	(.97 )	13.93	9.58	315.66		.61	.91	1.02
Managed Risk Asset Allocation Fund
Class P1:
12/31/2024	$11.90	$.29	$1.45	$1.74	$(.27 )	$(.17 )	$(.44 )	$13.20	14.90%	$12	.41%	.36%	.65%	2.28%
12/31/2023	12.43	.31	.87	1.18	(.26 )	(1.45)	(1.71)	11.90	10.51	10.41		.36	.66	2.61
12/31/2022	15.33	.24	(2.34)	(2.10)	(.32 )	(.48 )	(.80 )	12.43	(13.75)	7.41		.36	.65	1.80
12/31/2021	13.84	.21	1.55	1.76	(.27 )	—	(.27 )	15.33	12.82	7.41		.36	.66	1.43
12/31/2020	13.81	.25	.51	.76	(.21 )	(.52 )	(.73 )	13.84	6.10	5.41		.36	.66	1.91
Class P2:
12/31/2024	11.53	.22	1.44	1.66	(.24 )	(.17 )	(.41 )	12.78	14.63	2,014.66		.61	.90	1.81
12/31/2023	12.09	.21	.90	1.11	(.22 )	(1.45)	(1.67)	11.53	10.23	2,093.66		.61	.91	1.86
12/31/2022	14.93	.18	(2.25)	(2.07)	(.29 )	(.48 )	(.77 )	12.09	(13.97)	2,182.66		.61	.90	1.40
12/31/2021	13.45	.15	1.53	1.68	(.20 )	—	(.20 )	14.93	12.50	2,812.66		.61	.91	1.03
12/31/2020	13.46	.15	.56	.71	(.20 )	(.52 )	(.72 )	13.45	5.88	2,773.66		.61	.91	1.15
Refer to the end of the tables for footnotes.

American Funds Insurance Series	372

Financial highlights (continued)

Portfolio turnover rate for all share classes excluding mortgage dollar roll transactions[15,16]	Year ended December 31,
	2024	2023	2022	2021	2020
Capital Income Builder	49%	59%	48%	60%	110%
Asset Allocation Fund	43	54	42	45	49
American Funds Global Balanced Fund	55	43	111	36	68
The Bond Fund of America	102	129	77	87	72
Capital World Bond Fund	54	110	114	64	88
American Funds Mortgage Fund	52	85	56	38	123
U.S. Government Securities Fund	43	113	77	126	112
Portfolio turnover rate for all share classes including mortgage dollar roll transactions, if any[15,16]	Year ended December 31,
	2024	2023	2022	2021	2020
Global Growth Fund	41%	29%	29%	18%	17%
Global Small Capitalization Fund	47	36	40	29	38
Growth Fund	23	23	29	25	32
International Fund	35	28	42	44	40
New World Fund	55	36	40	43	70
Washington Mutual Investors Fund	31	29	30	90	40
U.S. Small and Mid Cap Equity Fund	4 [6,7,8]
Capital World Growth and Income Fund	34	29	42	85	36
Growth-Income Fund	45	26	25	24	33
International Growth and Income Fund	39	38	48	41	56
Capital Income Builder	107	149	126	93	184
Asset Allocation Fund	129	159	118	124	145
American Funds Global Balanced Fund	141	103	126	39	86
The Bond Fund of America	398	545	415	456	461
Capital World Bond Fund	269	286	188	91	145
American High-Income Trust	45	40	34	56	78
American Funds Mortgage Fund	644	1053	1141	975	1143
Ultra-Short Bond Fund	— [17]	— [17]	— [17]	— [17]	— [17]
U.S. Government Securities Fund	398	744	695	433	867
Managed Risk Growth Fund	14	39	97	32	80
Managed Risk International Fund	11	27	82	24	71
Managed Risk Washington Mutual Investors Fund	8	19	70	16	101
Managed Risk Growth-Income Fund	13	21	67	13	38
Managed Risk Asset Allocation Fund	7	13	48	5	30

[1]	Based on average shares outstanding.
[2]
This column reflects the impact of certain waivers/reimbursements from CRMC. During some of the years shown, CRMC waived a portion of investment advisory services fees on some funds, including each of the managed risk funds. In addition, during some of the years shown, CRMC reimbursed a portion of miscellaneous fees and expenses for some of the managed risk funds and U.S. Small and Mid Cap Equity Fund.

[3]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds, if applicable.
[4]	Amount less than $.01.
[5]	Amount less than .01%.
[6]	Based on operations for a period that is less than a full year.
[7]	For the period November 15, 2024, commencement of operations, through December 31, 2024.
[8]	Not annualized.
[9]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services and/or insurance administrative services, as applicable, are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[10]	Amount less than $1 million.
[11]	Annualized.
[12]	This column does not include expenses of the underlying funds in which each fund invests.
[13]
This column reflects the net effective expense ratios for each fund and class, which include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented.

[14]	Unaudited.
[15]	Refer to Note 5 for further information on mortgage dollar rolls.
[16]	Rates do not include the fund’s portfolio activity with respect to any Central Funds, if applicable.
[17]	Amount is either less than 1% or there is no turnover.

Refer to the notes to financial statements.

373	American Funds Insurance Series

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of American Funds Insurance Series and Shareholders of Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund, Washington Mutual Investors Fund, Capital World Growth and Income Fund, Growth-Income Fund, International Growth and Income Fund, Capital Income Builder, Asset Allocation Fund, American Funds Global Balanced Fund, The Bond Fund of America, Capital World Bond Fund, American High-Income Trust, American Funds Mortgage Fund, Ultra-Short Bond Fund, U.S. Government Securities Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Washington Mutual Investors Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the investment portfolios, of Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund, Washington Mutual Investors Fund, Capital World Growth and Income Fund, Growth-Income Fund, International Growth and Income Fund, Capital Income Builder, Asset Allocation Fund, American Funds Global Balanced Fund (formerly Global Balanced Fund), The Bond Fund of America, Capital World Bond Fund, American High-Income Trust, American Funds Mortgage Fund, Ultra-Short Bond Fund, U.S. Government Securities Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Washington Mutual Investors Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund (twenty-three of the funds constituting American Funds Insurance Series, hereafter collectively referred to as the “Funds“) as of  December 31, 2024, the related statements of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2024 and each of the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Fund	Statements of operations	Statements of changes in net assets	Financial highlights
Global Growth Fund	For the year ended December 31, 2024.	For each of the two years in the period ended December 31, 2024.	For each of the five years in the period ended December 31, 2024.
Global Small Capitalization Fund
Growth Fund
International Fund
New World Fund
Washington Mutual Investors Fund
Capital World Growth and Income Fund
Growth-Income Fund
International Growth and Income Fund
Capital Income Builder
Asset Allocation Fund
American Funds Global Balanced Fund
The Bond Fund of America
Capital World Bond Fund
American High-Income Trust
American Funds Mortgage Fund
Ultra-Short Bond Fund
U.S. Government Securities Fund
Managed Risk Growth Fund
Managed Risk International Fund
Managed Risk Washington Mutual Investors Fund

American Funds Insurance Series	374

Report of Independent Registered Public Accounting Firm

Fund	Statements of operations	Statements of changes in net assets	Financial highlights
Managed Risk Growth-Income Fund	For the year ended December 31, 2024.	For each of the two years in the period ended December 31, 2024.	For each of the five years in the period ended December 31, 2024.
Managed Risk Asset Allocation Fund
U.S. Small and Mid Cap Equity Fund	For the period November 15, 2024 (commencement of operations) through December 31, 2024.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on the Funds’ financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Los Angeles, California
February 12, 2025
We have served as the auditor of one or more investment companies in The Capital Group group of investment companies since 1934.

375	American Funds Insurance Series

Changes in and disagreements with accountants

Not applicable
Matters submitted for shareholder vote

Not applicable
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.
Approval of Investment Advisory and Service Agreement

Not applicable

American Funds Insurance Series	376

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.

179

Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.

180

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

181

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Trustees’ Approval of Investment Advisory Contracts
At their meeting in September 2024, the Trustees, including the Trustees who are not “interested persons” (as such term is defined in the 1940 Act) of the Trust, MML Advisers, or the subadvisers (the “Independent Trustees”), reviewed and approved a proposal to make changes to the existing subadvisory agreement with AllianceBernstein L.P. (“AllianceBernstein”) for the Small/Mid Cap Value Fund (the “Amended Subadvisory Agreement”) intended to lower the fees payable under the agreement. In arriving at their decision, the Trustees discussed the fees payable to AllianceBernstein by MML Advisers under the Amended Subadvisory Agreement and the effect of such fees on the profitability to MML Advisers from its relationship with the Fund. The Trustees concluded that they were satisfied that MML Advisers’ projected level of profitability is not excessive and the subadvisory fee amount under the Amended Subadvisory Agreement is fair and reasonable. In their deliberations, the Trustees were advised by independent counsel.
Prior to the vote being taken to approve the Amended Subadvisory Agreement discussed above, the Independent Trustees met separately in executive session to discuss the appropriateness of such contract. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.
The Amended Subadvisory Agreement became retroactively effective as of July 1, 2024.

182

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-CSR, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics (Item 2) – Attached.

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 (17 CFR 240.10D-1) – Not applicable.

(a)(3) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) – Not applicable.

(a)(5) Change in Registrant’s independent public accountant – Not applicable.

(b)(1) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the 1940 Act (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto as Exhibit 99.906CERT.

(b)(2) Certifications pursuant to Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2, under the 1940 Act (17 CFR 270.30a-2), and, as applicable, Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MML Series Investment Fund

By (Signature and Title)	/s/ Douglas Steele
Douglas Steele, President and Principal Executive Officer

Date	2/24/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Douglas Steele
Douglas Steele, President and Principal Executive Officer

Date	2/24/2025

By (Signature and Title)	/s/ Renée Hitchcock
Renée Hitchcock, Treasurer and Principal Financial Officer

Date	2/24/2025